UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2024

Date of reporting period: January 31, 2024

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Breakthrough Environmental Solutions ETF | ETEC | NASDAQ

•	iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca

•	iShares Exponential Technologies ETF | XT | NASDAQ

•	iShares Future Cloud 5G and Tech ETF | IDAT | NYSE Arca

•	iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca

•	iShares Neuroscience and Healthcare ETF | IBRN | NYSE Arca

•	iShares Robotics and Artificial Intelligence Multisector ETF | IRBO | NYSE Arca

•	iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca

•	iShares Virtual Work and Life Multisector ETF | IWFH | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of January 31, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2024	iShares® Breakthrough Environmental Solutions ETF

Investment Objective

The iShares Breakthrough Environmental Solutions ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies involved in breakthrough innovations and development of new technologies that address the climate transition, as represented by the Morningstar Global Emerging Green Technologies Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6-Month Total Returns	Since Inception
Fund NAV	(23.85)%	(17.34)%
Fund Market	(23.52)	(17.12)
Index	(23.40)	(16.37)

The inception date of the Fund was March 28, 2023. The first day of secondary market trading was March 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$761.50	$2.08		$1,000.00	$1,022.80	$2.39		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	25.8%
Machinery	20.4
Electrical Equipment	19.2
Automobiles	11.4
Chemicals	8.9
Automobile Components	6.7
Electronic Equipment, Instruments & Components	5.7
Leisure Products	1.4
Commercial Services & Supplies	0.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	33.8%
China	15.0
Japan	13.2
Taiwan	8.8
South Korea	7.9
Belgium	4.9
Finland	4.2
United Kingdom	4.1
Switzerland	3.7
Denmark	3.4
Germany	1.0

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® Cybersecurity and Tech ETF

Investment Objective

The iShares Cybersecurity and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that are involved in cyber security and technology, including cyber security hardware, software, products, and services, as represented by the NYSE® FactSet® Global Cyber Security Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	17.17%	35.25%	14.66%	35.25%	88.73%
Fund Market	17.29	35.68	14.70	35.68	89.05
Index	15.72	33.86	14.75	33.86	89.21

The inception date of the Fund was June 11, 2019. The first day of secondary market trading was June 13, 2019.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,171.70	$2.57		$1,000.00	$1,022.80	$2.39		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Software	65.9%
Professional Services	12.8
Communications Equipment	10.7
IT Services	10.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	73.0%
Israel	9.0
Japan	4.8
Taiwan	3.6
Germany	2.4
Denmark	2.1
Canada	1.9
United Kingdom	1.4
Malaysia	1.0
Other (each representing less than 1%)	0.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2024	iShares® Exponential Technologies ETF

Investment Objective

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar® Exponential Technologies IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(2.25)%	8.28%	10.57%	10.72%	8.28%	65.26%	146.81%
Fund Market	(2.15)	8.36	10.54	10.72	8.36	65.05	146.89
Index	(1.97)	8.94	11.00	11.07	8.94	68.48	153.58

The inception date of the Fund was March 19, 2015. The first day of secondary market trading was March 23, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$977.50	$2.29		$1,000.00	$1,022.80	$2.34		0.46%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	56.0%
Health Care	16.7
Industrials	6.6
Financials	5.3
Utilities	4.6
Consumer Discretionary	3.9
Materials	3.0
Communication Services	2.5
Real Estate	1.0
Consumer Staples	0.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	59.1%
China	5.9
Japan	5.4
Canada	3.3
Taiwan	2.9
Netherlands	2.7
Germany	2.6
United Kingdom	2.5
France	2.4
Spain	1.9

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® Future Cloud 5G and Tech ETF

Investment Objective

The iShares Future Cloud 5G and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of companies from developed and emerging markets that could benefit from providing products, services, and technologies related to cloud computing and 5G, as represented by the Morningstar® Global Digital Infrastructure & Connectivity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	8.61%	19.58%	4.59%	19.58%	12.63%
Fund Market	8.53	19.42	4.49	19.42	12.35
Index	8.95	20.17	4.74	20.17	13.04

The inception date of the Fund was June 8, 2021. The first day of secondary market trading was June 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,086.10	$2.46		$1,000.00	$1,022.80	$2.39		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	31.7%
Communications Equipment	14.8
Software	14.2
Technology Hardware, Storage & Peripherals	10.5
IT Services	9.8
Specialized REITs	6.3
Diversified Telecommunication Services	6.2
Electronic Equipment, Instruments & Components	4.5
Chemicals	2.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	77.3%
Taiwan	4.5
Japan	3.6
Finland	2.7
Sweden	2.3
Spain	2.3
Germany	2.1
China	2.0
Italy	1.5
Australia	1.1
Singapore	0.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2024	iShares® Genomics Immunology and Healthcare ETF

Investment Objective

The iShares Genomics Immunology and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering, as represented by the NYSE® FactSet® Global Genomics and Immuno Biopharma IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(6.59)%	(16.79)%	(1.35)%	(16.79)%	(6.11)%
Fund Market	(6.33)	(16.38)	(1.28)	(16.38)	(5.79)
Index	(6.21)	(16.21)	(1.13)	(16.21)	(5.14)

The inception date of the Fund was June 11, 2019. The first day of secondary market trading was June 13, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$934.10	$2.28		$1,000.00	$1,022.80	$2.39		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Biotechnology	72.1%
Pharmaceuticals	23.7
Chemicals	2.1
Life Sciences Tools & Services	2.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	67.7%
Japan	5.6
Switzerland	5.1
France	4.7
United Kingdom	4.1
Germany	3.6
Denmark	3.3
China	3.0
Canada	1.3
South Korea	0.9

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® Neuroscience and Healthcare ETF

Investment Objective

The iShares Neuroscience and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that could benefit from the growth and innovation in neuroscience, as represented by the NYSE® FactSet® Global Neuro Biopharma and MedTech Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	3.63%	(5.01)%	0.76%	(5.01)%	1.10%
Fund Market	3.43	(5.18)	0.75	(5.18)	1.08
Index	3.69	(4.84)	0.91	(4.84)	1.31

The inception date of the Fund was August 24, 2022. The first day of secondary market trading was August 26, 2022.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,036.30	$2.41		$1,000.00	$1,022.80	$2.39		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)
Biotechnology	59.8%
Pharmaceuticals	29.6
Health Care Equipment & Supplies	10.2
Life Sciences Tools & Services	0.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	76.1%
Canada	4.2
South Korea	4.0
Australia	4.0
Denmark	3.2
Netherlands	2.9
Ireland	2.8
Sweden	2.0
Singapore	0.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2024	iShares® Robotics and Artificial Intelligence Multisector ETF

Investment Objective

The iShares Robotics and Artificial Intelligence Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in robotics technologies and artificial intelligence, as represented by the NYSE® FactSet® Global Robotics and Artificial Intelligence Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(5.71)%	9.80%	8.46%	6.73%	9.80%	50.10%	44.05%
Fund Market	(5.67)	9.99	8.40	6.80	9.99	49.70	44.55
Index	(5.28)	10.19	8.78	7.01	10.19	52.32	46.07

The inception date of the Fund was June 26, 2018. The first day of secondary market trading was June 28, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$942.90	$2.30		$1,000.00	$1,022.80	$2.39		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	56.2%
Communication Services	18.2
Industrials	16.3
Consumer Discretionary	7.1
Health Care	1.1
Financials	1.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	52.7%
Japan	10.0
China	9.7
Taiwan	8.1
Israel	3.0
South Korea	2.4
Switzerland	1.8
Germany	1.8
France	1.6
Australia	1.2

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® Self-Driving EV and Tech ETF

Investment Objective

The iShares Self-Driving EV and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that may benefit from growth and innovation in and around electric vehicles, battery technologies and autonomous driving technologies, as represented by the NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(33.78)%	(25.75)%	5.20%	(25.75)%	27.55%
Fund Market	(33.80)	(25.71)	5.15	(25.71)	27.26
Index	(34.07)	(25.74)	5.21	(25.74)	27.54

The inception date of the Fund was April 16, 2019. The first day of secondary market trading was April 18, 2019.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$662.20	$1.96		$1,000.00	$1,022.80	$2.39		0.47%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Consumer Discretionary	59.8%
Industrials	23.1
Materials	9.0
Information Technology	8.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	29.1%
China	16.7
South Korea	11.2
Germany	10.9
France	9.4
Japan	5.6
Switzerland	4.7
Australia	4.6
Sweden	3.0
Netherlands	1.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of January 31, 2024	iShares® Virtual Work and Life Multisector ETF

Investment Objective

The iShares Virtual Work and Life Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide products, services and technologies that empower individuals to work remotely, and support an increasingly virtual way of life across entertainment, wellness and learning, as represented by the NYSE® FactSet® Global Virtual Work and Life Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(8.48)%	(1.24)%	(14.09)%	(1.24)%	(39.81)%
Fund Market	(8.41)	(1.20)	(14.09)	(1.20)	(39.82)
Index	(8.15)	(0.48)	(13.67)	(0.48)	(38.77)

The inception date of the Fund was September 29, 2020. The first day of secondary market trading was October 1, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$915.20	$2.31		$1,000.00	$1,022.70	$2.44		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	42.3%
Communication Services	29.7
Consumer Discretionary	19.4
Consumer Staples	5.7
Health Care	2.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
DocuSign Inc., Class A	2.7%
Monday.com Ltd.	2.4
Netflix Inc.	2.4
Zomato Ltd.	2.3
Spotify Technology SA	2.3
RingCentral Inc., Class A	2.3
Nintendo Co. Ltd.	2.3
Dropbox Inc., Class A	2.3
Match Group Inc.	2.2
Nice Ltd.	2.2

(a)	Excludes money market funds.

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	13

Schedule of Investments (unaudited) January 31, 2024	iShares® Breakthrough Environmental Solutions ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 6.6%
BorgWarner Inc.	6,232	$211,265

Automobiles — 11.4%
Li Auto Inc.(a)	5,400	74,644
Lucid Group Inc.(a)(b)	12,056	40,749
NIO Inc., Class A	12,920	72,518
Tesla Inc.(a)(b)	554	103,759
XPeng Inc.(a)	12,000	49,976
Yadea Group Holdings Ltd.(c)	16,000	21,937

		363,583

Chemicals — 8.9%
Johnson Matthey PLC	6,274	129,364
Umicore SA	6,795	154,562

		283,926

Commercial Services & Supplies — 0.5%
Ecopro HN Co. Ltd.(a)	388	16,741

Electrical Equipment — 19.2%
Advanced Energy Solution Holding Co. Ltd.	1,000	20,160
Doosan Fuel Cell Co. Ltd.(a)	1,668	25,796
Goldwind Science & Technology Co Ltd., Class A	3,200	3,106
Kempower OYJ(a)	596	19,072
Ming Yang Smart Energy Group Ltd., Class A	2,800	3,504
Nordex SE(a)	1,960	19,999
Plug Power Inc.(a)(b)	19,196	85,422
Siemens Energy AG(a)	7,600	112,913
Tatung Co. Ltd.(a)	59,000	82,320
Vestas Wind Systems A/S(a)	3,889	109,650
Voltronic Power Technology Corp.	3,000	128,289

		610,231

Electronic Equipment, Instruments & Components — 5.7%
Everdisplay Optronics Shanghai Co. Ltd.	32,800	9,622
Samsung SDI Co. Ltd.	620	172,065

		181,687

Leisure Products — 1.4%
Merida Industry Co. Ltd.	8,000	43,813

Machinery — 20.3%
Kurita Water Industries Ltd.	3,900	142,432
NGK Insulators Ltd.	5,100	63,713
Wartsila OYJ Abp	7,680	113,292
Xylem Inc./NY	1,012	113,789
Yaskawa Electric Corp.	5,700	214,812

		648,038

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 25.7%
Daqo New Energy Corp., ADR(a)(b)	1,928	$34,800
Duk San Neolux Co. Ltd.	407	11,734
Enphase Energy Inc.(a)	1,168	121,624
First Solar Inc.(a)	858	125,525
GCL-Poly Energy Holdings Ltd.	360,000	41,423
Hangzhou First Applied Material Co. Ltd., Class A	5,220	16,514
JA Solar Technology Co. Ltd., Class A	4,880	11,603
Jinko Solar Co. Ltd.	15,200	16,759
LONGi Green Energy Technology Co. Ltd., Class A	19,800	53,304
Meyer Burger Technology AG(a)(b)	48,956	6,297
Shanghai Aiko Solar Energy Co. Ltd.	2,800	5,390
SMA Solar Technology AG(a)	231	11,848
SolarEdge Technologies Inc.(a)	1,031	68,562
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	10,800	18,474
TSEC Corp.	5,465	4,953
Universal Display Corp.	1,192	202,366
WONIK IPS Co. Ltd.	1,072	24,236
Xinyi Solar Holdings Ltd.	94,000	43,159

		818,571

Total Long-Term Investments — 99.7% (Cost: $3,964,262)		3,177,855

Short-Term Securities

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	277,549	277,716

Total Short-Term Securities — 8.7% (Cost: $277,717)		277,716

Total Investments — 108.4% (Cost: $4,241,979)		3,455,571

Liabilities in Excess of Other Assets — (8.4)%		(266,969)

Net Assets — 100.0%		$3,188,602

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Breakthrough Environmental Solutions ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$130,372	$ 147,350(a)	$—	$(3)	$(3)	$277,716	277,549	$476	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0(a)	—	—	—	—	—	102		—

				$(3)	$(3)	$277,716		$578		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini Russell 2000 Index	1	03/15/24	$10	$330

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$330	$—	$—	$—	$330

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(263)	$—	$—	$—	$(263)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(227)	$—	$—	$—	$(227)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,061

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Breakthrough Environmental Solutions ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,237,225	$1,940,630	$—	$3,177,855
Short-Term Securities
Money Market Funds	277,716	—	—	277,716

	$1,514,941	$1,940,630	$—	$3,455,571

Derivative Financial Instruments(a)
Assets
Equity Contracts	$330	$—	$—	$330

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® Cybersecurity and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 10.7%
Accton Technology Corp.	1,682,000	$28,295,535
Calix Inc.(a)(b)	541,421	17,964,349
Juniper Networks Inc.	1,003,582	37,092,391

		83,352,275

IT Services — 10.5%
Akamai Technologies Inc.(a)	247,100	30,450,133
Change Holdings Inc.(b)	371,300	3,414,548
Netcompany Group A/S(a)(b)(c)	409,751	16,344,327
Okta Inc.(a)	389,404	32,184,241

		82,393,249

Professional Services — 12.8%
Booz Allen Hamilton Holding Corp., Class A	223,711	31,491,797
CACI International Inc., Class A(a)	88,345	30,366,827
My EG Services Bhd	45,971,800	7,564,733
Science Applications International Corp.	239,093	30,522,612

		99,945,969

Software — 65.6%
A10 Networks Inc.	644,610	8,618,435
Ahnlab Inc.(a)	54,433	2,961,251
Alarm.com Holdings Inc.(a)	441,649	26,861,092
BlackBerry Ltd.(a)	5,354,010	15,013,290
Check Point Software Technologies Ltd.(a)(b)	196,602	31,245,956
Clear Secure Inc., Class A	781,995	14,881,365
Crowdstrike Holdings Inc., Class A(a)	121,983	35,680,027
CyberArk Software Ltd.(a)	142,359	33,237,979
Darktrace PLC(a)(b)	2,414,638	10,469,902
Digital Arts Inc.	97,700	3,348,885
Everbridge Inc.(a)	368,836	8,247,173
Fortinet Inc.(a)(b)	546,242	35,227,147
MIA Teknoloji A/S, NVS	2,254,715	3,254,458
OneSpan Inc.(a)	336,301	3,450,448
Palo Alto Networks Inc.(a)	96,806	32,769,799
Qualys Inc.(a)(b)	152,493	28,847,101
Radware Ltd.(a)	328,736	6,009,294

Security	Shares	Value

Software (continued)
Rapid7 Inc.(a)(b)	511,552	$28,150,707
SentinelOne Inc., Class A(a)	1,445,913	38,750,468
TeamViewer SE(a)(c)	1,322,811	18,964,667
Tenable Holdings Inc.(a)	703,267	33,123,876
Trend Micro Inc./Japan(a)	537,900	30,772,916
Varonis Systems Inc., Class B(a)(b)	665,560	29,870,333
Zscaler Inc.(a)(b)	144,787	34,121,952

		513,878,521

Total Long-Term Investments — 99.6% (Cost: $677,084,164)		779,570,014

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	47,985,056	48,013,847
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	720,000	720,000

Total Short-Term Securities — 6.2% (Cost: $48,731,527)		48,733,847

Total Investments — 105.8% (Cost: $725,815,691)		828,303,861

Liabilities in Excess of Other Assets — (5.8)%		(45,363,049)

Net Assets — 100.0%		$782,940,812

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$27,934,894	$20,062,052	(a)	$—		$13,141	$3,760	$48,013,847	47,985,056	$48,865	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,260,000	—		(540,000	)(a)	—	—	720,000	720,000	30,482		—

						$13,141	$3,760	$48,733,847		$79,347		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Cybersecurity and Tech ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Technology Select Sector Index	15	03/15/24	$ 3,007	$126,211

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$126,211	$—	$—	$—	$126,211

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$34,912	$—	$—	$—	$34,912

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$99,285	$—	$—	$—	$99,285

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,669,630

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$657,433,250	$122,136,764	$—	$779,570,014
Short-Term Securities
Money Market Funds	48,733,847	—	—	48,733,847

	$706,167,097	$122,136,764	$—	$828,303,861

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Cybersecurity and Tech ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$126,211	$—	$—	$126,211

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) January 31, 2024	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Technology One Ltd.	1,592,082	$16,266,594
WiseTech Global Ltd.	357,190	16,816,898

		33,083,492

Austria — 0.4%
Verbund AG	171,952	13,982,847

Belgium — 0.8%
Argenx SE(a)	34,833	13,154,056
Melexis NV	170,767	14,631,879

		27,785,935

Canada — 3.3%
Ballard Power Systems Inc.(a)(b)	5,509,595	18,031,327
BlackBerry Ltd.(a)	4,061,528	11,389,014
Boralex Inc., Class A	677,134	16,333,412
Brookfield Renewable Corp., Class A	577,743	16,140,449
CGI Inc.(a)	154,484	17,300,094
Lithium Americas Argentina Corp.(a)(b)	2,906,517	12,884,705
Northland Power Inc.	953,984	17,554,810

		109,633,811

China — 5.8%
Baidu Inc.(a)	1,242,850	16,091,437
BYD Co. Ltd., Class A	572,700	13,637,776
China Longyuan Power Group Corp. Ltd., Class H	13,734,000	8,284,501
China Resources Power Holdings Co. Ltd.	8,348,000	16,888,839
Ganfeng Lithium Group Co. Ltd., Class A	2,718,700	12,879,389
Genscript Biotech Corp.(a)	6,218,000	10,321,342
Innovent Biologics Inc.(a)(c)	3,087,500	12,439,263
Li Auto Inc.(a)(b)	883,500	12,212,549
LONGi Green Energy Technology Co. Ltd., Class A	5,500,900	14,809,109
NIO Inc., Class A(b)	2,117,680	11,886,273
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	7,254,200	12,408,928
Tianqi Lithium Corp.(b)	3,103,800	13,640,048
Tianqi Lithium Corp., Class A	2,074,000	13,442,463
Tongwei Co. Ltd., Class A	4,869,200	15,782,463
XPeng Inc.(a)(b)	1,943,700	8,094,827

		192,819,207

Denmark — 0.9%
Orsted A/S(c)	239,826	13,517,733
Vestas Wind Systems A/S(a)	578,334	16,306,132

		29,823,865

Finland — 0.6%
Nokia OYJ	5,274,389	19,068,093

France — 2.4%
Capgemini SE	78,142	17,372,638
Dassault Systemes SE	337,618	17,501,532
Sartorius Stedim Biotech	72,311	19,483,274
SOITEC(a)	93,610	13,529,363
Worldline SA/France(a)(c)	936,344	12,657,955

		80,544,762

Germany — 2.0%
Infineon Technologies AG	403,728	14,718,681
Merck KGaA	105,673	17,338,349
SAP SE	100,868	17,475,035
Siemens AG, Registered	92,334	16,529,988

		66,062,053

Hong Kong — 0.5%
ASMPT Ltd.(b)	1,604,900	15,487,888

Security	Shares	Value

India — 1.1%
Infosys Ltd.	915,136	$18,244,298
Tata Consultancy Services Ltd.	374,378	17,195,590

		35,439,888

Israel — 0.5%
Nice Ltd.(a)	79,670	16,530,081

Italy — 0.9%
Infrastrutture Wireless Italiane SpA(c)	1,294,513	15,653,286
Nexi SpA(a)(c)	2,003,979	15,371,445

		31,024,731

Japan — 5.4%
Daifuku Co. Ltd.	870,900	17,174,143
Daiichi Sankyo Co. Ltd.	561,700	16,816,755
Denso Corp.	1,026,200	16,119,601
FANUC Corp.	416,000	11,507,543
Harmonic Drive Systems Inc.	572,000	13,861,642
Murata Manufacturing Co. Ltd.	816,800	16,492,925
Nabtesco Corp.	866,100	16,647,231
Taiyo Yuden Co. Ltd.	733,100	17,708,574
TDK Corp.	352,800	17,553,497
Tokyo Electron Ltd.	102,800	19,076,845
Yaskawa Electric Corp.	437,400	16,483,986

		179,442,742

Netherlands — 2.7%
Adyen NV(a)(c)	12,890	16,166,466
ASM International NV	33,147	18,371,181
ASML Holding NV	22,906	19,872,968
BE Semiconductor Industries NV	114,944	17,273,587
Qiagen NV, NVS	375,723	16,301,406

		87,985,608

Norway — 0.5%
Nordic Semiconductor ASA(a)	1,643,771	16,505,731

South Korea — 1.4%
Samsung Electro-Mechanics Co. Ltd.	141,067	14,671,099
Samsung SDI Co. Ltd.	48,623	13,494,030
SK Hynix Inc.	169,249	16,948,703

		45,113,832

Spain — 1.9%
Amadeus IT Group SA	229,334	16,071,812
Cellnex Telecom SA(c)	410,428	15,792,187
Corp. ACCIONA Energias Renovables SA	613,020	15,929,371
EDP Renovaveis SA	999,865	16,191,047

		63,984,417

Sweden — 0.9%
Swedish Orphan Biovitrum AB(a)	667,740	18,742,213
Telefonaktiebolaget LM Ericsson, Class B	2,120,526	11,755,084

		30,497,297

Switzerland — 1.4%
CRISPR Therapeutics AG(b)	225,010	14,164,380
Novartis AG, Registered	165,062	17,069,675
STMicroelectronics NV	335,428	14,727,807

		45,961,862

Taiwan — 2.9%
Advantech Co. Ltd.	1,447,000	15,597,518
MediaTek Inc.	550,000	16,971,690
Taiwan Semiconductor Manufacturing Co. Ltd.	894,000	17,896,532
United Microelectronics Corp.	10,348,000	16,118,647
Win Semiconductors Corp.	2,979,000	14,678,769

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yageo Corp.	856,000	$15,056,269

		96,319,425

United Kingdom — 2.5%
AstraZeneca PLC	125,789	16,676,708
GSK PLC	884,623	17,495,838
Ocado Group PLC(a)	2,081,734	14,259,687
Sage Group PLC (The)	1,110,403	16,531,592
Wise PLC, Class A(a)	1,578,451	16,100,047

		81,063,872

United States — 58.9%
AbbVie Inc.	109,652	18,026,789
Accenture PLC, Class A	47,855	17,413,477
Advanced Micro Devices Inc.(a)	137,151	22,998,851
Akamai Technologies Inc.(a)	140,039	17,257,006
Albemarle Corp.	156,259	17,929,158
Alnylam Pharmaceuticals Inc.(a)	91,714	15,858,268
Alphabet Inc., Class A(a)	123,236	17,265,364
Amazon.com Inc.(a)	111,461	17,298,747
Analog Devices Inc.	87,617	16,854,006
Ansys Inc.(a)	56,876	18,645,659
Applied Materials Inc.	110,800	18,204,440
Aptiv PLC(a)	239,478	19,476,746
Arcadium Lithium PLC, NVS(b)	2,776,538	13,577,271
Arista Networks Inc.(a)	75,469	19,522,321
Atlassian Corp., NVS(a)	84,940	21,215,464
Autodesk Inc.(a)	73,114	18,557,064
Biogen Inc.(a)	68,630	16,928,276
BioMarin Pharmaceutical Inc.(a)	170,439	15,012,267
Blackbaud Inc.(a)	194,052	15,702,688
Box Inc., Class A(a)	669,567	17,395,351
Bristol-Myers Squibb Co.	321,779	15,725,340
Broadcom Inc.	17,823	21,031,140
Cadence Design Systems Inc.(a)	62,153	17,928,654
Chart Industries Inc.(a)	131,846	15,389,065
Cisco Systems Inc.	336,356	16,878,344
Cloudflare Inc., Class A(a)	210,059	16,605,164
Cogent Communications Holdings Inc.	239,169	18,463,847
Cognizant Technology Solutions Corp., Class A	228,899	17,652,691
Coinbase Global Inc., Class A(a)	119,045	15,261,569
Crowdstrike Holdings Inc., Class A(a)	67,184	19,651,320
Crown Castle Inc.	153,263	16,590,720
Datadog Inc., Class A(a)	140,895	17,532,974
DocuSign Inc., Class A(a)	338,907	20,646,214
Dropbox Inc., Class A(a)	581,083	18,408,709
DuPont de Nemours Inc.	227,146	14,037,623
Dynatrace Inc.(a)	295,546	16,846,122
Elastic NV(a)	142,569	16,689,127
Eli Lilly & Co.	27,348	17,656,142
Enphase Energy Inc.(a)(b)	150,330	15,653,863
FactSet Research Systems Inc.	36,174	17,215,930
First Solar Inc.(a)(b)	110,472	16,162,054
Five9 Inc.(a)	196,447	14,902,469
Fortinet Inc.(a)	309,648	19,969,199
Gen Digital Inc.	725,012	17,023,282
Guardant Health Inc.(a)	623,554	13,674,539
Guidewire Software Inc.(a)(b)	163,218	18,228,186
Hewlett Packard Enterprise Co.	1,010,727	15,454,016
Hubbell Inc., Class B	52,858	17,737,559
HubSpot Inc.(a)	32,351	19,766,461
Illumina Inc.(a)	118,970	17,013,900
Incyte Corp.(a)	289,615	17,020,674

Security	Shares	Value

United States (continued)
Intel Corp.	388,316	$16,728,653
Intellia Therapeutics Inc.(a)(b)	537,526	12,803,869
International Business Machines Corp.	100,141	18,391,896
Intuitive Surgical Inc.(a)	52,003	19,668,575
Ionis Pharmaceuticals Inc.(a)(b)	322,865	16,592,032
Jazz Pharmaceuticals PLC(a)	131,966	16,194,868
Keysight Technologies Inc.(a)	113,808	17,442,214
KLA Corp.	30,329	18,016,639
Lam Research Corp.	23,064	19,031,721
Manhattan Associates Inc.(a)	71,639	17,376,756
MarketAxess Holdings Inc.	61,256	13,813,841
Marvell Technology Inc.	318,269	21,546,811
Merck & Co. Inc.	151,877	18,343,704
Mettler-Toledo International Inc.(a)	14,687	17,583,130
Microchip Technology Inc.	191,946	16,349,960
Micron Technology Inc.	219,242	18,800,001
Microsoft Corp.	43,425	17,264,911
Moderna Inc.(a)(b)	199,139	20,122,996
MongoDB Inc., Class A(a)	41,276	16,531,864
Monolithic Power Systems Inc.	28,927	17,434,881
NextEra Energy Inc.	290,430	17,027,911
Nvidia Corp.	35,271	21,701,188
NXP Semiconductors NV	77,890	16,401,297
Okta Inc.(a)	216,804	17,918,851
ON Semiconductor Corp.(a)	218,552	15,545,604
Palantir Technologies Inc.(a)(b)	938,007	15,092,533
Palo Alto Networks Inc.(a)	56,069	18,979,917
Plug Power Inc.(a)(b)	3,004,860	13,371,627
PTC Inc.(a)	100,291	18,117,569
Qorvo Inc.(a)	164,608	16,418,002
Qualcomm Inc.	123,044	18,273,264
Qualys Inc.(a)	86,421	16,348,261
Regeneron Pharmaceuticals Inc.(a)	19,108	18,014,640
Revvity Inc.	177,082	18,979,649
RingCentral Inc., Class A(a)	509,694	17,273,530
Roper Technologies Inc.	29,987	16,103,019
Salesforce Inc.(a)	64,606	18,160,101
SBA Communications Corp., Class A	71,422	15,988,529
Seagate Technology Holdings PLC	206,281	17,674,156
SEI Investments Co.	269,280	17,029,267
SentinelOne Inc., Class A(a)	688,269	18,445,609
ServiceNow Inc.(a)	23,319	17,848,363
Shoals Technologies Group Inc., Class A(a)(b)	1,181,905	15,565,689
Skyworks Solutions Inc.	158,620	16,569,445
Snowflake Inc., Class A(a)	86,911	17,003,268
SoFi Technologies Inc.(a)(b)	2,040,195	15,974,727
SolarEdge Technologies Inc.(a)(b)	154,250	10,257,625
Splunk Inc.(a)	106,552	16,341,880
Sunrun Inc.(a)(b)	1,155,529	16,732,060
Synopsys Inc.(a)	30,360	16,192,506
Teradyne Inc.	175,956	16,995,590
Tesla Inc.(a)	67,345	12,613,045
Texas Instruments Inc.	102,859	16,469,783
Toast Inc.(a)	1,060,830	18,850,949
Tradeweb Markets Inc., Class A	173,889	16,587,272
Twilio Inc., Class A(a)	235,928	16,592,816
Tyler Technologies Inc.(a)(b)	39,647	16,760,769
Varonis Systems Inc., Class B(a)	368,637	16,544,429
Veeva Systems Inc., Class A(a)	89,909	18,648,026
Waters Corp.(a)(b)	55,444	17,615,113
Western Digital Corp.(a)	342,810	19,625,872

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	81,363	$19,174,818

		1,949,824,001

Total Common Stocks — 98.7% (Cost: $2,884,634,224)		3,267,985,440

Preferred Stocks

Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	315,916	13,565,447

Germany — 0.6%
Sartorius AG, Preference Shares, NVS(b)	50,981	18,597,996

Total Preferred Stocks — 1.0% (Cost: $37,291,270)		32,163,443

Total Long-Term Investments — 99.7% (Cost: $2,921,925,494)		3,300,148,883

Short-Term Securities

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	203,266,265	203,388,225

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	5,900,000	$5,900,000

Total Short-Term Securities — 6.3% (Cost: $209,183,693)		209,288,225

Total Investments — 106.0% (Cost: $3,131,109,187)		3,509,437,108

Liabilities in Excess of Other Assets — (6.0)%		(197,271,569)

Net Assets — 100.0%		$3,312,165,539

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$224,403,109	$—		$(21,079,544	)(a)	$29,643	$35,017	$203,388,225	203,266,265	$888,549	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,560,000	340,000	(a)	—		—	—	5,900,000	5,900,000	94,737		—

						$29,643	$35,017	$209,288,225		$983,286		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	15	03/15/24	$754	$10,714
MSCI Emerging Markets Index	20	03/15/24	981	(19,319)
S&P 500 E-Mini Index	33	03/15/24	8,036	63,513

				$54,908

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Exponential Technologies ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$74,227	$—	$—	$—	$74,227

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$19,319	$—	$—	$—	$19,319

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$490,441	$—	$—	$—	$490,441

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(555,701)	$—	$—	$—	$(555,701)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,385,347

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,059,457,812	$1,208,527,628	$—	$3,267,985,440
Preferred Stocks	—	32,163,443	—	32,163,443
Short-Term Securities
Money Market Funds	209,288,225	—	—	209,288,225

	$2,268,746,037	$1,240,691,071	$—	$3,509,437,108

Derivative Financial Instruments(a)
Assets
Equity Contracts	$63,513	$10,714	$—	$74,227
Liabilities
Equity Contracts	(19,319)	—	—	(19,319)

	$44,194	$10,714	$—	54,908

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) January 31, 2024	iShares® Future Cloud 5G and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 2.0%
DuPont de Nemours Inc.	2,173	$134,291

Communications Equipment — 14.7%
Arista Networks Inc.(a)	717	185,474
Ciena Corp.(a)	3,344	177,232
Juniper Networks Inc.	5,338	197,292
Lumentum Holdings Inc.(a)	1,591	87,410
Nokia OYJ	49,880	180,327
Telefonaktiebolaget LM Ericsson, Class B	27,381	151,786

		979,521

Diversified Telecommunication Services — 6.2%
Cellnex Telecom SA(b)	3,914	150,600
China Tower Corp. Ltd., Class H(b)	998,000	111,019
Infrastrutture Wireless Italiane SpA(b)	8,004	96,785
JTOWER Inc.(a)	300	9,242
NetLink NBN Trust	67,700	42,644

		410,290

Electronic Equipment, Instruments & Components — 4.5%
Belden Inc.	916	67,949
Murata Manufacturing Co. Ltd.	7,700	155,480
Taiyo Yuden Co. Ltd.	3,000	72,467

		295,896

IT Services — 9.8%
Akamai Technologies Inc.(a)	1,341	165,252
Cloudflare Inc., Class A(a)	1,995	157,705
GDS Holdings Ltd.(a)	18,600	12,458
Kyndryl Holdings Inc.(a)	3,877	79,556
NEXTDC Ltd.(a)	8,377	75,838
Twilio Inc., Class A(a)	2,240	157,539

		648,348

Semiconductors & Semiconductor Equipment — 31.6%
Broadcom Inc.	171	201,780
Diodes Inc.(a)	782	52,644
Infineon Technologies AG	3,849	140,322
Intel Corp.	3,705	159,611
MACOM Technology Solutions Holdings Inc., Class H(a)	1,254	108,133
Marvell Technology Inc.	3,010	203,777
MediaTek Inc.	5,000	154,288
Micron Technology Inc.	2,091	179,303
Nvidia Corp.	334	205,500
NXP Semiconductors NV	743	156,454
Qorvo Inc.(a)	1,572	156,791
Qualcomm Inc.	1,177	174,796
SiTime Corp.(a)	435	46,358
Skyworks Solutions Inc.	1,528	159,615

		2,099,372

Security	Shares	Value

Software — 14.2%
Confluent Inc.(a)(c)	3,286	$73,475
Datadog Inc., Class A(a)	1,328	165,256
Dynatrace Inc.(a)	2,801	159,657
Elastic NV(a)	1,015	118,816
Nutanix Inc., Class A(a)	3,419	192,148
Splunk Inc.(a)	1,005	154,137
Teradata Corp.(a)	1,742	80,445

		943,934

Specialized REITs — 6.3%
American Tower Corp.	726	142,042
Crown Castle Inc.	1,308	141,591
SBA Communications Corp., Class A	607	135,883

		419,516

Technology Hardware, Storage & Peripherals — 10.4%
IEIT Systems Co. Ltd., Class A	2,000	7,809
Pure Storage Inc., Class A(a)	4,772	190,832
Seagate Technology Holdings PLC	1,951	167,162
Western Digital Corp.(a)	3,242	185,604
Wiwynn Corp.	2,000	141,002

		692,409

Total Long-Term Investments — 99.7% (Cost: $6,429,586)		6,623,577

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	75,123	75,168

Total Short-Term Securities — 1.1% (Cost: $75,176)		75,168

Total Investments — 100.8% (Cost: $6,504,762)		6,698,745

Liabilities in Excess of Other Assets — (0.8)%		(55,808)

Net Assets — 100.0%		$6,642,937

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Future Cloud 5G and Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$697,644	$—	$(622,551	)(a)	$85	$(10)	$75,168	75,123	$311	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	25		—

					$85	$(10)	$75,168		$336		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	03/15/24	$10	$330

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$330	$—	$—	$—	$330

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$85	$—	$—	$—	$85

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$330	$—	$—	$—	$330

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,061

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Future Cloud 5G and Tech ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$5,171,963	$1,451,614	$—	$6,623,577
Short-Term Securities
Money Market Funds	75,168	—	—	75,168

	$5,247,131	$1,451,614	$—	$6,698,745

Derivative Financial Instruments(a)
Assets
Equity Contracts	$330	$—	$—	$330

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® Genomics Immunology and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.3%
AbCellera Biologics Inc.(a)	322,966	$1,650,356

China — 3.0%
BeiGene Ltd.(a)	325,900	3,693,492

Denmark — 3.3%
Genmab A/S(a)	15,041	4,159,168

France — 4.7%
Sanofi SA	50,749	5,082,286
Valneva SE(a)(b)	171,035	697,215

		5,779,501

Germany — 3.6%
BioNTech SE, ADR(a)	47,456	4,510,218

Japan — 5.6%
Ono Pharmaceutical Co. Ltd.	98,500	1,775,376
Sosei Group Corp.(a)(b)	21,400	207,727
Takeda Pharmaceutical Co. Ltd.	167,300	4,917,027

		6,900,130

Netherlands — 0.7%
CureVac NV(b)	149,442	536,497
uniQure NV	69,423	385,992

		922,489

South Korea — 0.9%
ABLBio Inc.(a)	47,376	775,436
ToolGen Inc., NVS	9,266	334,916

		1,110,352

Switzerland — 5.1%
CRISPR Therapeutics AG(b)	22,230	1,399,379
Roche Holding AG, NVS	17,176	4,890,288

		6,289,667

United Kingdom — 4.1%
GSK PLC	259,737	5,137,009

United States — 67.5%
4D Molecular Therapeutics Inc.(a)	58,370	1,006,882
Arcellx Inc.(a)(b)	57,355	3,546,833
Arcturus Therapeutics Holdings Inc.(a)	39,694	1,308,711
Arcus Biosciences Inc.(a)	78,611	1,190,171
Beam Therapeutics Inc.(a)(b)	111,744	2,726,554
BioCryst Pharmaceuticals Inc.(a)	324,140	1,717,942
Blueprint Medicines Corp.(a)(b)	17,353	1,380,084
Caribou Biosciences Inc.(a)(b)	118,208	724,615
Deciphera Pharmaceuticals Inc.(a)	78,526	1,124,492
Dynavax Technologies Corp.(a)(b)	208,818	2,697,929
Editas Medicine Inc.(a)(b)	132,224	929,535
Exelixis Inc.(a)	214,996	4,678,313
Geron Corp.(a)	744,159	1,369,253
Gilead Sciences Inc.	60,684	4,749,130

Security	Shares	Value

United States (continued)
Ginkgo Bioworks Holdings Inc.(a)(b)	2,147,319	$2,598,256
Icosavax Inc.(a)	53,027	811,843
ImmunityBio Inc.(a)(b)	213,372	716,930
Incyte Corp.(a)	87,238	5,126,977
Intellia Therapeutics Inc.(a)(b)	25,577	609,244
Iovance Biotherapeutics Inc.(a)(b)	322,811	2,495,329
Ligand Pharmaceuticals Inc.(a)(b)	26,755	1,955,790
MacroGenics Inc.(a)(b)	95,522	1,365,965
Merck & Co. Inc.	45,545	5,500,925
Moderna Inc.(a)	59,034	5,965,386
Novavax Inc.(a)(b)	179,791	719,164
Nurix Therapeutics Inc.(a)	72,003	568,824
OmniAb Inc.(a)	153,751	891,756
OmniAb, Inc., 12.50 Earnout Shares(c)	19,498	—
OmniAb, Inc., 15.00 Earnout Shares(c)	19,498	—
Regeneron Pharmaceuticals Inc.(a)	5,784	5,453,039
Revolution Medicines Inc.(a)	192,352	5,337,768
Sarepta Therapeutics Inc.(a)	55,809	6,640,713
SpringWorks Therapeutics Inc.(a)(b)	78,965	3,484,725
Twist Bioscience Corp.(a)(b)	90,040	2,917,296
Vir Biotechnology Inc.(a)	143,519	1,349,079
Xencor Inc.(a)	17,160	320,892

		83,980,345

Total Long-Term Investments — 99.8% (Cost: $133,604,962)		124,132,727

Short-Term Securities

Money Market Funds — 20.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	25,406,123	25,421,367
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	80,000	80,000

Total Short-Term Securities — 20.5% (Cost: $25,498,401)		25,501,367

Total Investments — 120.3% (Cost: $159,103,363)		149,634,094

Liabilities in Excess of Other Assets — (20.3)%		(25,232,191)

Net Assets — 100.0%		$124,401,903

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Genomics Immunology and Healthcare ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$24,056,998	$1,358,337(a)	$ —	$1,223	$4,809	$25,421,367	25,406,123	$211,293	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	10,000(a)	—	—	—	80,000	80,000	3,052		—

				$1,223	$4,809	$25,501,367		$214,345		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Health Care Sector Index	1	03/15/24	$ 142	$5,732

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,732	$—	$—	$—	$5,732

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(2,946)	$—	$—	$—	$(2,946)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,718)	$—	$—	$—	$(1,718)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$197,605

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Genomics Immunology and Healthcare ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$91,063,408	$33,069,319	$—	$124,132,727
Short-Term Securities
Money Market Funds	25,501,367	—	—	25,501,367

	$116,564,775	$33,069,319	$—	$149,634,094

Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,732	$—	$—	$5,732

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) January 31, 2024	iShares® Neuroscience and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 59.6%
ACADIA Pharmaceuticals Inc.(a)	5,799	$150,254
Acumen Pharmaceuticals Inc.(a)	3,573	11,362
Alector Inc.(a)	5,427	32,345
Alkermes PLC	5,395	145,935
Anavex Life Sciences Corp.(a)(b)	7,132	42,578
Annexon Inc.(a)	3,543	14,721
Argenx SE, ADR(a)	289	109,967
BioArctic AB, Class B(a)(b)(c)	3,495	75,807
Biogen Inc.(a)	559	137,883
Biohaven Ltd., NVS	3,893	173,161
Bioxcel Therapeutics Inc.(a)	1,800	5,796
Catalyst Pharmaceuticals Inc.(a)	8,222	118,397
Cerevel Therapeutics Holdings Inc.(a)	5,040	211,176
Design Therapeutics Inc.(a)	2,889	6,847
Dyne Therapeutics Inc.(a)	2,797	59,856
Entrada Therapeutics Inc.(a)	1,603	23,356
Karuna Therapeutics Inc.(a)	667	209,051
Neurocrine Biosciences Inc.(a)	1,119	156,403
PTC Therapeutics Inc.(a)(b)	5,463	142,530
Sarepta Therapeutics Inc.(a)(b)	1,552	184,672
Scholar Rock Holding Corp.(a)(b)	4,940	68,913
Vanda Pharmaceuticals Inc.(a)	4,956	17,841
Voyager Therapeutics Inc.(a)	3,105	22,573
Xenon Pharmaceuticals Inc.(a)	3,561	161,028

		2,282,452

Health Care Equipment & Supplies — 10.2%
Axogen Inc.(a)	3,664	35,431
Axonics Inc.(a)	2,279	154,699
CVRx Inc.(a)	820	20,598
Integra LifeSciences Holdings Corp.(a)	3,185	127,878
Nevro Corp.(a)	3,131	51,849

		390,455

Life Sciences Tools & Services — 0.4%
Cellivery Therapeutics Inc.(d)	3,565	14,274

Pharmaceuticals — 29.5%
Amylyx Pharmaceuticals Inc.(a)	4,465	71,440

Security	Shares	Value

Pharmaceuticals (continued)
Avadel Pharmaceuticals PLC, ADR(a)(b)	7,525	$108,285
Cassava Sciences Inc.(a)(b)	3,549	84,999
Edgewise Therapeutics Inc.(a)	3,217	57,359
H Lundbeck A/S	24,106	122,096
Harmony Biosciences Holdings Inc.(a)	2,975	93,831
Intra-Cellular Therapies Inc.(a)	2,085	140,404
Neuren Pharmaceuticals Ltd., NVS(a)	9,918	151,951
SK Biopharmaceuticals Co. Ltd.(a)	2,006	139,332
Supernus Pharmaceuticals Inc.(a)(b)	4,697	130,013
WaVe Life Sciences Ltd.	6,532	28,218

		1,127,928

Total Long-Term Investments — 99.7% (Cost: $3,737,070)		3,815,109

Short-Term Securities

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	488,870	489,163

Total Short-Term Securities — 12.8% (Cost: $489,041)		489,163

Total Investments — 112.5% (Cost: $4,226,111)		4,304,272

Liabilities in Excess of Other Assets — (12.5)%		(477,152)

Net Assets — 100.0%		$3,827,120

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$656,581	$—	$(167,566	)(a)	$80	$68	$489,163	488,870	$13,127	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Neuroscience and Healthcare ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini Russell 2000 Index	1	03/15/24	$ 10	$(260)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$—	$ 260	$—	$—	$—	$260

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$ —	$—	$ (260)	$—	$—	$—	$(260)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,890

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,311,649	$489,186	$14,274	$3,815,109
Short-Term Securities
Money Market Funds	489,163	—	—	489,163

	$3,800,812	$489,186	$14,274	$4,304,272

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(260)	$—	$—	$(260)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2024	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Megaport Ltd.(a)	849,580	$6,937,847

Canada — 1.0%
ATS Corp.(a)	132,315	5,659,889

Cayman Islands — 0.5%
Kingsoft Cloud Holdings Ltd.(a)(b)	17,898,000	3,118,322

China — 9.7%
AAC Technologies Holdings Inc.(b)	1,936,500	4,348,480
Alibaba Group Holding Ltd.	590,700	5,297,973
Baidu Inc.(a)	364,200	4,715,373
China Ruyi Holdings Ltd.(a)(b)	23,536,000	3,948,477
Hello Group Inc., ADR	875,133	5,137,031
iQIYI Inc., ADR(a)(b)	1,219,521	4,085,395
JOYY Inc., ADR	149,913	4,596,332
Kuaishou Technology(a)(c)	744,100	3,750,514
Meitu Inc.(b)(c)	11,433,000	3,386,575
NetEase Inc.	233,700	4,542,686
Tencent Holdings Ltd.	135,900	4,717,266
Xiaomi Corp., Class B(a)(c)	2,724,600	4,292,684
ZTE Corp., Class H	2,469,400	4,291,253

		57,110,039

France — 1.6%
Atos SE(a)(b)	846,053	3,611,729
Dassault Systemes SE	111,823	5,796,711

		9,408,440

Germany — 1.8%
Duerr AG	248,099	5,672,395
Infineon Technologies AG	135,772	4,949,829

		10,622,224

Guernsey — 1.1%
Genius Sports Ltd.(a)(b)	964,223	6,469,936

India — 1.0%
PB Fintech Ltd.(a)	512,474	6,193,608

Israel — 3.0%
Maytronics Ltd.	552,573	6,062,633
Nano Dimension Ltd., ADR(a)(b)	2,330,520	5,593,248
Stratasys Ltd.(a)(b)	441,848	5,841,230

		17,497,111

Italy — 0.9%
Stellantis NV	250,435	5,516,242

Japan — 10.0%
Cover Corp.(a)(b)	250,600	4,818,769
FANUC Corp.	193,700	5,358,200
Harmonic Drive Systems Inc.	184,800	4,478,377
Kawasaki Heavy Industries Ltd.	234,900	5,318,106
Kyocera Corp.	391,900	5,737,443
MINEBEA MITSUMI Inc.	283,900	5,868,272
Nidec Corp.	141,800	5,288,689
Oracle Corp. Japan	69,800	5,500,877
Ricoh Co. Ltd.	658,000	5,171,876
Sony Group Corp.	61,900	6,070,428
Yaskawa Electric Corp.	143,500	5,407,983

		59,019,020

Norway — 1.0%
AutoStore Holdings Ltd.(a)(b)(c)	3,376,702	6,163,943

Security	Shares	Value

South Korea — 2.4%
Rainbow Robotics(a)	41,454	$4,446,347
Samsung Electronics Co. Ltd.	94,580	5,139,178
Samsung SDS Co. Ltd.	41,188	4,683,923

		14,269,448

Sweden — 1.1%
Spotify Technology SA(a)	30,111	6,484,404

Switzerland — 1.8%
ABB Ltd., Registered	135,276	5,723,772
STMicroelectronics NV	112,167	4,924,973

		10,648,745

Taiwan — 8.1%
Airoha Technology Corp., NVS	308,000	5,593,333
Alchip Technologies Ltd.	55,000	6,822,196
Faraday Technology Corp.	426,000	5,630,400
Global Unichip Corp.	102,000	5,007,862
Hiwin Technologies Corp.	746,392	5,238,992
HTC Corp.(a)	3,391,000	5,297,458
Nuvoton Technology Corp.	1,135,000	4,645,452
Via Technologies Inc.	944,000	4,179,547
Winbond Electronics Corp.	6,012,150	5,225,849

		47,641,089

United Kingdom — 1.0%
ARM Holdings PLC, ADR(a)(b)	85,085	6,012,957

United States — 52.6%
3D Systems Corp.(a)(b)	944,241	4,522,914
Adobe Inc.(a)	8,756	5,409,282
Advanced Micro Devices Inc.(a)	44,387	7,443,256
Alphabet Inc., Class A(a)	43,394	6,079,499
Altair Engineering Inc., Class A(a)(b)	75,303	6,402,261
Alteryx Inc., Class A(a)(b)	129,829	6,161,684
Amazon.com Inc.(a)	36,773	5,707,170
Ambarella Inc.(a)	94,153	4,948,682
AMETEK Inc.	36,082	5,847,088
Analog Devices Inc.	29,102	5,598,061
Ansys Inc.(a)	18,499	6,064,527
Apple Inc.	27,871	5,139,412
Autodesk Inc.(a)	24,502	6,218,853
Bentley Systems Inc., Class B	103,893	5,236,207
Bumble Inc., Class A(a)	399,657	5,483,294
CEVA Inc.(a)(b)	255,225	4,900,320
Clarivate PLC(a)(b)	657,540	5,878,408
Cognex Corp.	146,899	5,308,930
DigitalOcean Holdings Inc.(a)(b)	175,639	5,922,547
Dropbox Inc., Class A(a)	189,749	6,011,248
Elastic NV(a)(b)	48,885	5,722,478
Freshworks Inc., Class A(a)	254,148	5,642,086
fuboTV Inc.(a)(b)	1,656,303	4,124,194
GoDaddy Inc., Class A(a)	52,566	5,606,690
HubSpot Inc.(a)	10,660	6,513,260
Informatica Inc., Class A(a)(b)	212,162	6,364,860
Intel Corp.	122,998	5,298,754
Intuitive Surgical Inc.(a)	17,250	6,524,295
iRobot Corp.(a)	147,334	2,003,742
Lattice Semiconductor Corp.(a)(b)	89,715	5,460,055
Lumen Technologies Inc.(a)(b)	3,654,795	4,458,850
Matterport Inc., Class A(a)	2,052,311	4,617,700
Meta Platforms Inc, Class A(a)	17,019	6,639,793
Microchip Technology Inc.	62,899	5,357,737
Microsoft Corp.	14,017	5,572,879
MicroStrategy Inc., Class A(a)(b)	10,237	5,130,887

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
MicroVision Inc.(a)(b)	2,025,574	$4,820,866
Netflix Inc.(a)	11,594	6,540,291
Nvidia Corp.	11,434	7,034,997
Oracle Corp.	45,409	5,072,185
Paramount Global, Class B, NVS	346,120	5,049,891
Pegasystems Inc.	101,818	4,962,609
Peloton Interactive Inc., Class A(a)(b)	875,147	4,865,817
Pinterest Inc., Class A(a)	159,928	5,992,502
Proto Labs Inc.(a)	145,792	5,261,633
Qualcomm Inc.	41,713	6,194,798
Salesforce Inc.(a)	20,696	5,817,439
Silicon Laboratories Inc.(a)(b)	50,004	6,168,493
Sirius XM Holdings Inc.(b)	1,107,549	5,637,424
Snap Inc., Class A, NVS(a)	386,903	6,147,889
Snowflake Inc., Class A(a)	29,628	5,796,422
Splunk Inc.(a)(b)	35,613	5,461,966
Sprinklr Inc.(a)	334,451	4,173,948
Symbotic Inc.(a)(b)	94,988	4,087,334
Teradata Corp.(a)	113,788	5,254,730
Texas Instruments Inc.	34,334	5,497,560
Vimeo Inc.(a)	268,642	1,066,509

		310,227,206

Total Long-Term Investments — 99.8% (Cost: $571,935,879)		589,000,470

Security	Shares	Value

Short-Term Securities

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	68,487,365	$68,528,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	330,000	330,000

Total Short-Term Securities — 11.7% (Cost: $68,850,495)		68,858,457

Total Investments — 111.5% (Cost: $640,786,374)		657,858,927

Liabilities in Excess of Other Assets — (11.5)%		(68,036,910)

Net Assets — 100.0%		$589,822,017

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$49,090,383	$19,425,048(a)	$ —	$2,338	$10,688	$68,528,457	68,487,365	$714,642	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	270,000(a)	—	—	—	330,000	330,000	14,835		—

				$2,338	$10,688	$68,858,457		$729,477		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Technology Select Sector Index	3	03/15/24	$ 601	$3,333

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Robotics and Artificial Intelligence Multisector ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,333	$—	$—	$—	$3,333

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(25,293)	$—	$—	$—	$(25,293)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(7,227)	$—	$—	$—	$(7,227)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$466,870

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$360,107,628	$228,892,842	$—	$589,000,470
Short-Term Securities
Money Market Funds	68,858,457	—	—	68,858,457

	$428,966,085	$228,892,842	$—	$657,858,927

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,333	$—	$—	$3,333

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.5%
Core Lithium Ltd.(a)(b)	7,263,967	$912,317
Pilbara Minerals Ltd.(b)	5,126,968	11,677,517

		12,589,834

China — 16.6%
BYD Co. Ltd., Class H	466,500	10,445,008
Ganfeng Lithium Group Co. Ltd., Class H(c)	1,542,280	4,119,902
Li Auto Inc.(a)	654,900	9,052,630
NIO Inc., Class A	1,700,370	9,543,964
XPeng Inc.(a)	1,506,100	6,272,377
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	2,388,100	6,453,296

		45,887,177

Finland — 0.7%
Kempower OYJ(a)(b)	58,731	1,879,379

France — 9.4%
Forvia SE(a)	59,076	1,015,353
Renault SA	312,737	11,777,575
Schneider Electric SE	66,760	13,115,001

		25,907,929

Germany — 1.4%
Continental AG	41,237	3,368,677
Vitesco Technologies Group AG(a)	4,989	436,008

		3,804,685

Israel — 0.0%
Innoviz Technologies Ltd.(b)	59,825	102,301

Japan — 5.6%
Denso Corp.	692,400	10,876,254
GS Yuasa Corp.	285,000	4,110,487
TS Tech Co. Ltd.	34,800	440,810

		15,427,551

Netherlands — 1.7%
Alfen NV(a)(b)(c)	78,941	4,773,841

Singapore — 0.3%
Vinfast Auto Ltd., NVS(b)	123,388	734,159

South Korea — 11.2%
Hyundai Mobis Co. Ltd.	23,370	3,663,329
LG Energy Solution Ltd.(a)	37,433	10,625,007
Samsung SDI Co. Ltd.	35,881	9,957,824
Sebang Global Battery Co. Ltd.	21,154	913,719
SK IE Technology Co. Ltd.(a)(c)	102,497	5,681,099

		30,840,978

Sweden — 2.9%
Hexagon AB, Class B	749,536	8,180,125

Switzerland — 4.7%
ABB Ltd., Registered	304,579	12,887,287

Taiwan — 1.3%
Advanced Energy Solution Holding Co. Ltd.	116,000	2,338,574
Darfon Electronics Corp.	749,000	1,215,970

		3,554,544

United Kingdom — 0.7%
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	935,524	2,030,087

United States — 29.0%
Adient PLC	35,247	1,223,423
Aptiv PLC(a)	107,452	8,739,071
Arcadium Lithium PLC, NVS(b)	1,640,156	8,020,363

Security	Shares	Value

United States (continued)
Aurora Innovation Inc., Class A(a)(b)	257,825	$770,897
Autoliv Inc.	32,052	3,433,410
Blue Bird Corp.(a)	89,249	2,599,823
ChargePoint Holdings Inc., Class A(a)(b)	1,079,958	2,051,920
Cooper-Standard Holdings Inc.(a)	6,424	112,998
CTS Corp.	11,699	480,361
EVgo Inc., Class A(a)(b)	368,886	844,749
Fisker Inc., Class A(a)(b)	753,937	604,959
Gentex Corp.	88,868	2,944,197
Gentherm Inc.(a)	12,417	597,879
Lear Corp.	22,200	2,950,380
Lucid Group Inc.(a)(b)	2,836,525	9,587,455
Lumentum Holdings Inc.(a)(b)	25,394	1,395,146
Luminar Technologies Inc., Class A(a)(b)	97,882	266,239
Methode Electronics Inc.	12,984	269,548
Microvast Holdings Inc.(a)(b)	806,435	756,436
Nikola Corp.(a)(b)	3,379,216	2,525,288
QuantumScape Corp., Class A(a)(b)	1,230,554	8,380,073
Rivian Automotive Inc., Class A(a)(b)	681,208	10,429,295
Stoneridge Inc.(a)(b)	10,052	178,825
Tesla Inc.(a)	51,429	9,632,137
Visteon Corp.(a)	10,442	1,203,858

		79,998,730

Total Common Stocks — 90.0% (Cost: $316,385,840)		248,598,607

Preferred Stocks

Germany — 9.5%
Porsche Automobil Holding SE, Preference Shares, NVS	251,000	12,530,913
Volkswagen AG, Preference Shares, NVS	105,917	13,622,518

		26,153,431

Total Preferred Stocks — 9.5% (Cost: $31,300,057)		26,153,431

Total Long-Term Investments — 99.5% (Cost: $347,685,897)		274,752,038

Short-Term Securities

Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	39,681,177	39,704,985
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	140,000	140,000

Total Short-Term Securities — 14.4% (Cost: $39,840,927)		39,844,985

Total Investments — 113.9% (Cost: $387,526,824)		314,597,023

Liabilities in Excess of Other Assets — (13.9)%		(38,508,419)

Net Assets — 100.0%		$276,088,604

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Self-Driving EV and Tech ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$93,121,617	$ —	$(53,431,182)(a)	$12,990	$1,560	$39,704,985	39,681,177	$1,674,102	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—	(40,000)(a)	—	—	140,000	140,000	8,171		—

				$12,990	$1,560	$39,844,985		$1,682,273		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	10	03/15/24	$ 503	$7,878
S&P 500 E-Mini Index	3	03/15/24	730	15,000

				$22,878

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$22,878	$—	$—	$—	$22,878

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(29,275)	$—	$—	$—	$(29,275)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(31,019)	$—	$—	$—	$(31,019)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,296,944

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Self-Driving EV and Tech ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$82,865,277	$165,733,330	$—	$248,598,607
Preferred Stocks	—	26,153,431	—	26,153,431
Short-Term Securities
Money Market Funds	39,844,985	—	—	39,844,985

	$122,710,262	$191,886,761	$—	$314,597,023

Derivative Financial Instruments(a)
Assets
Equity Contracts	$15,000	$7,878	$—	$22,878

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) January 31, 2024	iShares® Virtual Work and Life Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 29.7%
Bandwidth Inc., Class A(a)	710	$9,826
Bumble Inc., Class A(a)	2,085	28,606
China Ruyi Holdings Ltd.(a)	120,000	20,132
Cover Corp.(a)	500	9,615
DeNA Co. Ltd.	2,300	23,222
Electronic Arts Inc.	418	57,509
fuboTV Inc.(a)	6,232	15,518
Hello Group Inc., ADR	3,120	18,314
HUYA Inc., ADR(a)	1,908	5,858
iQIYI Inc., ADR(a)	11,318	37,915
JOYY Inc., ADR	978	29,986
Match Group Inc.(a)	1,730	66,397
Meitu Inc.(b)	49,500	14,662
Netflix Inc.(a)	124	69,950
Nexon Co. Ltd.	2,700	43,089
Nintendo Co. Ltd.	1,200	67,045
Paradox Interactive AB	722	14,145
Roku Inc.(a)	558	49,138
Rumble Inc.(a)(c)	1,404	9,617
Snap Inc., Class A, NVS(a)	4,088	64,958
Spotify Technology SA(a)	323	69,558
Take-Two Interactive Software Inc.(a)	364	60,035
Tencent Holdings Ltd.	1,500	52,067
Ubisoft Entertainment SA(a)	1,642	36,219
XD Inc.(a)	5,800	6,235

		879,616

Consumer Discretionary — 19.4%
Chegg Inc.(a)	2,380	23,443
Deliveroo PLC, Class A(a)(b)	18,056	26,887
Delivery Hero SE(a)(b)	1,810	41,068
DoorDash Inc., Class A(a)(c)	600	62,520
Duolingo Inc, Class A(a)	270	48,300
GN Store Nord A/S(a)	2,642	62,304
Just Eat Takeaway.com NV(a)(b)	3,750	56,623
Meituan, Class B(a)(b)	5,050	40,618
New Oriental Education & Technology Group Inc.(a)	6,900	53,256
Peloton Interactive Inc., Class A(a)	6,768	37,630
Stride Inc.(a)	892	53,475
Zomato Ltd.(a)	41,436	69,618

		575,742

Consumer Staples — 5.7%
Alibaba Health Information Technology Ltd.(a)	104,000	38,215
Dada Nexus Ltd., ADR(a)	5,528	10,448
DocMorris AG(a)(c)	256	23,883
JD Health International Inc.(a)(b)	12,400	40,917
Ping An Healthcare and Technology Co. Ltd.(a)(b)	11,400	16,367
Redcare Pharmacy NV(a)(b)	290	40,367

		170,197

Health Care — 2.8%
Hims & Hers Health Inc.(a)(c)	3,010	25,826
Teladoc Health Inc.(a)	3,024	58,756

		84,582

Information Technology — 42.2%
8x8 Inc.(a)	3,652	12,271

Security	Shares	Value

Information Technology (continued)
Asana Inc., Class A(a)(c)	2,300	$40,067
Box Inc., Class A(a)	2,288	59,442
Braze Inc., Class A(a)	1,082	58,482
Cellebrite DI Ltd.(a)	1,118	10,107
Cloudflare Inc., Class A(a)	772	61,027
Consensus Cloud Solutions Inc.(a)	552	12,000
DocuSign Inc., Class A(a)	1,322	80,536
Dropbox Inc., Class A(a)	2,110	66,845
Everbridge Inc.(a)	1,194	26,698
Five9 Inc.(a)	764	57,957
GMO internet group Inc.	1,900	34,243
Instructure Holdings Inc.(a)	362	8,916
Justsystems Corp.	1,000	20,894
Life360 Inc.(b)	3,926	19,571
LivePerson Inc.(a)	2,328	6,518
Megaport Ltd.(a)	4,558	37,222
Microsoft Corp.	162	64,408
Mitek Systems Inc.(a)	1,382	17,413
Monday.com Ltd.(a)	346	72,674
Nice Ltd.(a)	316	65,564
PagerDuty Inc.(a)(c)	2,692	63,747
PowerSchool Holdings Inc., Class A(a)	1,222	28,766
RingCentral Inc., Class A(a)	1,988	67,373
Smartsheet Inc., Class A(a)	1,368	61,519
Tyler Technologies Inc.(a)(c)	138	58,340
Verint Systems Inc.(a)	1,916	56,886
Weave Communications Inc.(a)	1,286	16,126
WingArc1st Inc.	500	9,512
Zoom Video Communications Inc., Class A(a)	868	56,081

		1,251,205

Total Long-Term Investments — 99.8% (Cost: $3,887,710)		2,961,342

Short-Term Securities

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	291,815	291,990

Total Short-Term Securities — 9.9% (Cost: $291,968)		291,990

Total Investments — 109.7% (Cost: $4,179,678)		3,253,332

Liabilities in Excess of Other Assets — (9.7)%		(286,942)

Net Assets — 100.0%		$2,966,390

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Virtual Work and Life Multisector ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$437,802	$—		$(145,879	)(a)	$59	$8	$291,990	291,815	$966	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	71		—

						$59	$8	$291,990		$1,037		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(6)	$—	$—	$—	$ (6)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,004,669	$956,673	$—	$2,961,342
Short-Term Securities
Money Market Funds	291,990	—	—	291,990

	$2,296,659	$956,673	$—	$3,253,332

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Future Cloud 5G and Tech ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,177,855	$779,570,014	$3,300,148,883	$6,623,577
Investments, at value — affiliated(c)	277,716	48,733,847	209,288,225	75,168
Cash	1,435	2,917	5,468	—
Cash pledged for futures contracts	1,000	144,000	422,000	1,000
Foreign currency collateral pledged for futures contracts(d)	—	—	55,116	—
Foreign currency, at value(e)	5,722	481,341	4,068,973	10,225
Receivables:
Investments sold	—	—	—	7,935
Securities lending income — affiliated	246	7,955	167,236	38
Dividends — unaffiliated	2,213	2,375,486	1,930,301	2,609
Dividends — affiliated	—	2,162	10,683	—
Tax reclaims	1,743	2,787	936,624	540

Total assets	3,467,930	831,320,509	3,517,033,509	6,721,092

LIABILITIES
Bank overdraft	—	—	—	79
Collateral on securities loaned, at value	277,736	48,013,917	203,295,662	75,200
Payables:
Deferred foreign capital gain tax	—	—	117,235	—
Investment advisory fees	1,347	300,831	1,311,484	2,629
Variation margin on futures contracts	245	64,949	143,589	247

Total liabilities	279,328	48,379,697	204,867,970	78,155

Commitments and contingent liabilities

NET ASSETS	$3,188,602	$782,940,812	$3,312,165,539	$6,642,937

NET ASSETS CONSIST OF
Paid-in capital	$4,025,360	$705,758,553	$2,841,375,919	$7,007,192
Accumulated earnings (loss)	(836,758)	77,182,259	470,789,620	(364,255)

NET ASSETS	$3,188,602	$782,940,812	$3,312,165,539	$6,642,937

NET ASSETVALUE
Shares outstanding	160,000	16,950,000	58,050,000	240,000

Net asset value	$19.93	$46.19	$57.06	$27.68

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$3,964,262	$677,084,164	$2,921,925,494	$6,429,586
(b) Securities loaned, at value	$257,556	$45,833,831	$192,752,754	$71,552
(c) Investments, at cost — affiliated	$277,717	$48,731,527	$209,183,693	$75,176
(d) Foreign currency collateral pledged, at cost	$—	$—	$55,482	$—
(e) Foreign currency, at cost	$5,802	$487,165	$4,081,137	$10,366

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2024

	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF	iShares Self-Driving EV and Tech ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$124,132,727	$3,815,109	$589,000,470	$274,752,038
Investments, at value — affiliated(c)	25,501,367	489,163	68,858,457	39,844,985
Cash	11,657	7,857	4,307	77
Cash pledged for futures contracts	6,000	—	10,000	36,000
Foreign currency collateral pledged for futures contracts(d)	—	—	—	36,743
Foreign currency, at value(e)	72,813	2,723	330,592	280,465
Receivables:
Investments sold	—	—	288,503	—
Securities lending income — affiliated	30,342	2,985	286,892	177,449
Capital shares sold	288,948	—	—	—
Dividends — unaffiliated	—	—	130,006	32,697
Dividends — affiliated	363	—	1,171	641
Tax reclaims	113,063	—	44,295	752,598

Total assets	150,157,280	4,317,837	658,954,693	315,913,693

LIABILITIES
Collateral on securities loaned, at value	25,424,432	488,910	68,529,589	39,687,887
Payables:
Investments purchased	279,883	—	—	—
Deferred foreign capital gain tax	—	—	365,699	—
Investment advisory fees	50,798	1,547	232,755	121,919
Variation margin on futures contracts	264	260	4,633	15,283

Total liabilities	25,755,377	490,717	69,132,676	39,825,089

Commitments and contingent liabilities

NET ASSETS	$124,401,903	$3,827,120	$589,822,017	$276,088,604

NET ASSETS CONSIST OF
Paid-in capital	$283,285,244	$3,901,694	$654,139,576	$472,181,721
Accumulated loss	(158,883,341)	(74,574)	(64,317,559)	(196,093,117)

NET ASSETS	$124,401,903	$3,827,120	$589,822,017	$276,088,604

NET ASSETVALUE
Shares outstanding	5,600,000	150,000	18,200,000	9,200,000

Net asset value	$22.21	$25.51	$32.41	$30.01

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$133,604,962	$3,737,070	$571,935,879	$347,685,897
(b) Securities loaned, at value	$23,628,593	$465,935	$64,190,654	$35,883,567
(c) Investments, at cost — affiliated	$25,498,401	$489,041	$68,850,495	$39,840,927
(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$37,066
(e) Foreign currency, at cost	$73,365	$2,739	$335,891	$281,430

F I N A N C I A L S T A T E M E N T S	41

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2024

iShares Virtual Work and Life Multisector ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,961,342
Investments, at value — affiliated(c)	291,990
Cash	1,226
Foreign currency, at value(d)	4,448
Receivables:
Investments sold	861
Securities lending income — affiliated	122
Dividends — unaffiliated	82
Tax reclaims	153

Total assets	3,260,224

LIABILITIES
Collateral on securities loaned, at value	292,064
Payables:
Investments purchased	564
Investment advisory fees	1,204
Variation margin on futures contracts	2

Total liabilities	293,834

Commitments and contingent liabilities

NET ASSETS	$2,966,390

NET ASSETS CONSIST OF
Paid-in capital	$6,699,279
Accumulated loss	(3,732,889)

NET ASSETS	$2,966,390

NET ASSETVALUE
Shares outstanding	200,000

Net asset value	$14.83

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$3,887,710
(b) Securities loaned, at value	$279,300
(c) Investments, at cost — affiliated	$291,968
(d) Foreign currency, at cost	$4,500

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	iShares Breakthrough Environmental Solutions ETF	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Future Cloud 5G and Tech ETF

INVESTMENT INCOME
Dividends — unaffiliated	$10,718	$4,501,032	$12,604,085	$34,904
Dividends — affiliated	102	30,482	94,737	25
Interest — unaffiliated	33	4,418	41,850	67
Securities lending income — affiliated — net	476	48,865	888,549	311
Foreign taxes withheld	(1,012)	(381,147)	(575,411)	(2,395)

Total investment income	10,317	4,203,650	13,053,810	32,912

EXPENSES
Investment advisory	8,496	1,533,956	7,459,985	14,144
Commitment costs	9	892	3,945	13
Professional	—	—	3,782	—
Interest expense	—	—	38,320	—

Total expenses	8,505	1,534,848	7,506,032	14,157

Net investment income	1,812	2,668,802	5,547,778	18,755

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	29,515	17,846,235	114,469,004	69,133
Investments — affiliated	(3)	13,141	29,643	85
Foreign currency transactions	2,294	(42,116)	(214,950)	(330)
Futures contracts	(263)	34,912	490,441	85
In-kind redemptions — unaffiliated(a)	—	3,804,906	22,580,247	—

	31,543	21,657,078	137,354,385	68,973

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(1,055,793)	87,461,203	(223,036,165)	440,018
Investments — affiliated	(3)	3,760	35,017	(10)
Foreign currency translations	(229)	(102,993)	21,321	(100)
Futures contracts	(227)	99,285	(555,701)	330

	(1,056,252)	87,461,255	(223,535,528)	440,238

Net realized and unrealized gain (loss)	(1,024,709)	109,118,333	(86,181,143)	509,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,022,897)	$111,787,135	$(80,633,365)	$527,966

(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$—	$(117,235)	$—

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2024

	iShares Genomics Immunology and Healthcare ETF	iShares Neuroscience and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF	iShares Self-Driving EV and Tech ETF

INVESTMENT INCOME
Dividends — unaffiliated	$115,268	$—	$1,394,230	$782,231
Dividends — affiliated	3,052	—	14,835	8,171
Interest — unaffiliated	530	47	3,918	2,911
Securities lending income — affiliated — net	211,293	13,127	714,642	1,674,102
Foreign taxes withheld	(11,527)	—	(139,021)	(10,384)

Total investment income	318,616	13,174	1,988,604	2,457,031

EXPENSES
Investment advisory	294,779	9,850	1,211,965	866,646
Commitment costs	129	—	1,477	1,675
Interest expense	—	—	41	166

Total expenses	294,908	9,850	1,213,483	868,487

Net investment income	23,708	3,324	775,121	1,588,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(68,883,190)	(126,932)	(9,862,859)	(28,641,638)
Investments — affiliated	1,223	80	2,338	12,990
Foreign currency transactions	2,544	(64)	(15,027)	(20,763)
Futures contracts	(2,946)	—	(25,293)	(29,275)
In-kind redemptions — unaffiliated(b)	392,583	36,418	—	(304,430)

	(68,489,786)	(90,498)	(9,900,841)	(28,983,116)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	58,237,622	133,454	(20,866,544)	(133,169,578)
Investments — affiliated	4,809	68	10,688	1,560
Foreign currency translations	(2,023)	(113)	(9,345)	(10,672)
Futures contracts	(1,718)	(260)	(7,227)	(31,019)

	58,238,690	133,149	(20,872,428)	(133,209,709)

Net realized and unrealized gain (loss)	(10,251,096)	42,651	(30,773,269)	(162,192,825)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,227,388)	$45,975	$(29,998,148)	$(160,604,281)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$(129,730)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$(123,776)	$—

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2024

iShares Virtual Work and Life Multisector ETF

INVESTMENT INCOME
Dividends — unaffiliated	$2,825
Dividends — affiliated	71
Interest — unaffiliated	123
Securities lending income — affiliated — net	966
Foreign taxes withheld	(10)

Total investment income	3,975

EXPENSES
Investment advisory	6,919
Interest expense	89
Commitment costs	13

Total expenses	7,021

Net investment loss	(3,046)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,015,552)
Investments — affiliated	59
Foreign currency transactions	(29)
Futures contracts	(6)

(1,015,528)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	740,930
Investments — affiliated	8
Foreign currency translations	(130)

740,808

Net realized and unrealized loss	(274,720)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(277,766)

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets

	iShares Breakthrough Environmental Solutions ETF			iShares Cybersecurity and Tech ETF
	Six Months Ended 01/31/24 (unaudited)	Period From 03/28/23 to 07/31/23	(a)	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,812	$23,946		$2,668,802	$95,018
Net realized gain (loss)	31,543	48,582		21,657,078	(7,716,347)
Net change in unrealized appreciation (depreciation)	(1,056,252)	270,071		87,461,255	50,854,326

Net increase (decrease) in net assets resulting from operations	(1,022,897)	342,599		111,787,135	43,232,997

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(139,910)	(16,550)		(763,133)	(566,608)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	4,025,360		54,288,155	35,073,669

NET ASSETS
Total increase (decrease) in net assets	(1,162,807)	4,351,409		165,312,157	77,740,058
Beginning of period	4,351,409	—		617,628,655	539,888,597

End of period	$3,188,602	$4,351,409		$782,940,812	$617,628,655

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Exponential Technologies ETF		iShares Future Cloud 5G and Tech ETF
	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,547,778	$18,995,296	$18,755	$54,715
Net realized gain (loss)	137,354,385	36,354,440	68,973	(321,517)
Net change in unrealized appreciation (depreciation)	(223,535,528)	350,427,607	440,238	1,209,602

Net increase (decrease) in net assets resulting from operations	(80,633,365)	405,777,343	527,966	942,800

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,223,454)	(17,634,859)	(32,583)	(50,307)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(68,577,887)	(80,184,166)	—	(1,935,326)

NET ASSETS
Total increase (decrease) in net assets	(155,434,706)	307,958,318	495,383	(1,042,833)
Beginning of period	3,467,600,245	3,159,641,927	6,147,554	7,190,387

End of period	$3,312,165,539	$3,467,600,245	$6,642,937	$6,147,554

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets (continued)

	iShares Genomics Immunology and Healthcare ETF		iShares Neuroscience and Healthcare ETF
	Six Months Ended 01/31/24 (unaudited )	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited )	Period From 08/24/22 to 07/31/23 (a)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$23,708	$640,524	$3,324	$(3,665)
Net realized loss	(68,489,786)	(52,043,410)	(90,498)	(64,142)
Net change in unrealized appreciation (depreciation)	58,238,690	2,523,191	133,149	(55,264)

Net increase (decrease) in net assets resulting from operations	(10,227,388)	(48,879,695)	45,975	(123,071)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(973,176)	(435,229)	(945)	—
Return of capital	—	—	—	(1,648)

Decrease in net assets resulting from distributions to shareholders	(973,176)	(435,229)	(945)	(1,648)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,391,864)	(5,024,984)	(1,143,238)	5,050,047

NET ASSETS
Total increase (decrease) in net assets	(20,592,428)	(54,339,908)	(1,098,208)	4,925,328
Beginning of period	144,994,331	199,334,239	4,925,328	—

End of period	$124,401,903	$144,994,331	$3,827,120	$4,925,328

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Robotics and Artificial Intelligence Multisector ETF		iShares Self-Driving EV and Tech ETF
	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$775,121	$2,947,690	$1,588,544	$10,660,434
Net realized loss	(9,900,841)	(23,400,784)	(28,983,116)	(75,864,123)
Net change in unrealized appreciation (depreciation)	(20,872,428)	90,466,793	(133,209,709)	122,532,280

Net increase (decrease) in net assets resulting from operations	(29,998,148)	70,013,699	(160,604,281)	57,328,591

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,552,856)	(2,261,595)	(3,341,092)	(8,577,251)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	111,353,349	182,260,510	(54,173,341)	(20,839,481)

NET ASSETS
Total increase (decrease) in net assets	78,802,345	250,012,614	(218,118,714)	27,911,859
Beginning of period	511,019,672	261,007,058	494,207,318	466,295,459

End of period	$589,822,017	$511,019,672	$276,088,604	$494,207,318

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets (continued)

	iShares Virtual Work and Life Multisector ETF
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(3,046)		$(931)
Net realized loss	(1,015,528)		(1,372,328)
Net change in unrealized appreciation (depreciation)	740,808		1,513,040

Net increase (decrease) in net assets resulting from operations	(277,766)		139,781

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(51,062	)(b)	(9,849)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—		(1,240,169)

NET ASSETS
Total decrease in net assets	(328,828)		(1,110,237)
Beginning of period	3,295,218		4,405,455

End of period	$2,966,390		$3,295,218

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Breakthrough Environmental Solutions ETF
	Six Months Ended 01/31/24 (unaudited	)	Period From 03/28/23 to 07/31/23	(a)

Net asset value, beginning of period	$27.20		$25.16

Net investment income(b)	0.01		0.15
Net realized and unrealized gain (loss)(c)	(6.41)		1.99

Net increase (decrease) from investment operations	(6.40)		2.14

Distributions(d)
From net investment income	(0.05)		(0.10)
From net realized gain	(0.82)		—

Total distributions	(0.87)		(0.10)

Net asset value, end of period	$19.93		$27.20

Total Return(e)
Based on net asset value	(23.85	)%(f)	8.54	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47	%(h)

Net investment income	0.10	%(h)	1.72	%(h)

Supplemental Data
Net assets, end of period (000)	$3,189		$4,351

Portfolio turnover rate(i)	49%		9%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Cybersecurity and Tech ETF

	Six Months Ended 01/31/24 (unaudited	)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20		Period From 06/11/19 to 07/31/19	(a)

Net asset value, beginning of period	$39.47		$36.73	$43.87	$33.69	$26.58		$24.94

Net investment income(b)	0.17		0.01	0.26	0.02	0.33	(c)	0.00	(d)
Net realized and unrealized gain (loss)(e)	6.60		2.77	(7.13)	10.22	7.02		1.64

Net increase (decrease) from investment operations	6.77		2.78	(6.87)	10.24	7.35		1.64

Distributions(f)
From net investment income	(0.05)		(0.04)	(0.27)	(0.06)	(0.15)		—
From net realized gain	—		—	—	—	(0.09)		—

Total distributions	(0.05)		(0.04)	(0.27)	(0.06)	(0.24)		—

Net asset value, end of period	$46.19		$39.47	$36.73	$43.87	$33.69		$26.58

Total Return(g)
Based on net asset value	17.17	%(h)	7.57%	(15.73)%	30.42%	27.85%		6.58	%(h)

Ratios to Average Net Assets(i)
Total expenses	0.47	%(j)	0.47%	0.47%	0.47%	0.47%		0.47	%(j)

Net investment income	0.82	%(j)	0.02%	0.62%	0.04%	1.12	%(c)	0.06	%(j)

Supplemental Data
Net assets, end of period (000)	$782,941		$617,629	$539,889	$616,394	$109,489		$3,987

Portfolio turnover rate(k)	21%		39%	44%	38%	29%		8%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $0.08 per share and 0.26% of average net assets.

(d)	Rounds to less than $0.01.

(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(g)	Where applicable, assumes the reinvestment of distributions.

(h)	Not annualized.

(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(j)	Annualized.

(k)	Portfolio turnover rate excludes in-kind transactions.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Exponential Technologies ETF

	Six Months Ended 01/31/24 (unaudited	)	Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$58.48		$52.01		$63.91	$47.25	$38.89	$37.73

Net investment income(a)	0.09		0.32	(b)	0.44	0.52	0.44	0.55
Net realized and unrealized gain (loss)(c)	(1.40)		6.44		(11.84)	16.61	8.47	1.16

Net increase (decrease) from investment operations	(1.31)		6.76		(11.40)	17.13	8.91	1.71

Distributions from net investment income(d)	(0.11)		(0.29)		(0.50)	(0.47)	(0.55)	(0.55)

Net asset value, end of period	$57.06		$58.48		$52.01	$63.91	$47.25	$38.89

Total Return(e)
Based on net asset value	(2.25	)%(f)	13.05	%(b)	(17.91)%	36.33%	23.05%	4.67%

Ratios to Average Net Assets(g)
Total expenses	0.46	%(h)	0.46%		0.46%	0.46%	0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	0.46	%(h)	0.46%		0.46%	N/A	N/A	N/A

Net investment income	0.34	%(h)	0.62	%(b)	0.74%	0.91%	1.07%	1.47%

Supplemental Data
Net assets, end of period (000)	$3,312,166		$3,467,600		$3,159,642	$3,914,578	$2,657,627	$2,562,819

Portfolio turnover rate(f)(i)	36	%(f)	45%		69%	23%	23%	21%

(a)	Based on average shares outstanding.

(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2023:
•	Net investment income per share by $0.01.
•	Total return by 0.01%.
•	Ratio of net investment income to average net assets by 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Future Cloud 5G and Tech ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Period From 06/08/21 to 07/31/21	(a)

Net asset value, beginning of period	$25.61		$22.47	$26.16	$25.07

Net investment income(b)	0.08		0.19	0.21	0.04
Net realized and unrealized gain (loss)(c)	2.13		3.12	(3.70)	1.05

Net increase (decrease) from investment operations	2.21		3.31	(3.49)	1.09

Distributions from net investment income(d)	(0.14)		(0.17)	(0.20)	—

Net asset value, end of period	$27.68		$25.61	$22.47	$26.16

Total Return(e)
Based on net asset value	8.61	%(f)	14.84%	(13.46)%	4.35	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47%	0.47%	0.47	%(h)

Net investment income	0.62	%(h)	0.87%	0.80%	1.09	%(h)

Supplemental Data
Net assets, end of period (000)	$6,643		$6,148	$7,190	$8,370

Portfolio turnover rate(i)	36%		45%	51%	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Genomics Immunology and Healthcare ETF

	Six Months Ended 01/31/24 (unaudited	)	Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Period From 06/11/19 to 07/31/19	(a)

Net asset value, beginning of period	$23.97		$31.64		$50.05	$37.28	$27.61	$24.46

Net investment income (loss)(b)	0.00	(c)	0.10	(d)	0.14	0.08	0.17	(0.01)
Net realized and unrealized gain (loss)(e)	(1.59)		(7.70)		(18.16)	12.78	9.82	3.16

Net increase (decrease) from investment operations	(1.59)		(7.60)		(18.02)	12.86	9.99	3.15

Distributions(f)
From net investment income	(0.17)		(0.07)		(0.39)	(0.09)	(0.08)	—
From net realized gain	—		—		—	—	(0.24)	—

Total distributions	(0.17)		(0.07)		(0.39)	(0.09)	(0.32)	—

Net asset value, end of period	$22.21		$23.97		$31.64	$50.05	$37.28	$27.61

Total Return(g)
Based on net asset value	(6.59	)%(h)	(24.04	)%(d)	(36.11)%	34.49%	36.42%	12.88	%(h)

Ratios to Average Net Assets(i)
Total expenses	0.47	%(j)	0.47%		0.47%	0.47%	0.47%	0.47	%(j)

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.47%		N/A	N/A	N/A	N/A

Net investment income (loss)	0.04	%(j)	0.39	%(d)	0.35%	0.16%	0.54%	(0.35	)%(j)

Supplemental Data
Net assets, end of period (000)	$124,402		$144,994		$199,334	$327,818	$141,675	$24,851

Portfolio turnover rate(k)	42%		45%		59%	52%	38%	19%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Rounds to less than $0.01.

(d)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2023:
•	Net investment income per share by $0.01.
•	Total return by 0.03%.
•	Ratio of net investment income to average net assets by 0.04%.

(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(g)	Where applicable, assumes the reinvestment of distributions.

(h)	Not annualized.

(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(j)	Annualized.

(k)	Portfolio turnover rate excludes in-kind transactions.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Neuroscience and Healthcare ETF
	Six Months Ended 01/31/24 (unaudited	)	Period From 08/24/22 to 07/31/23	(a)

Net asset value, beginning of period	$24.63		$25.25

Net investment income (loss)(b)	0.02		(0.02)
Net realized and unrealized gain (loss)(c)	0.87		(0.59)

Net increase (decrease) from investment operations	0.89		(0.61)

Distributions(d)
From net investment income	(0.01)		—
Return of capital	—		(0.01)

Total distributions	(0.01)		(0.01)

Net asset value, end of period	$25.51		$24.63

Total Return(e)
Based on net asset value	3.63	%(f)	(2.45	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47	%(h)

Net investment income (loss)	0.16	%(h)	(0.08	)%(h)

Supplemental Data
Net assets, end of period (000)	$3,827		$4,925

Portfolio turnover rate(i)	21%		61%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

56	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Robotics and Artificial Intelligence Multisector ETF

	Six Months Ended 01/31/24 (unaudited	)	Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$34.53		$28.37		$43.34	$31.43	$24.99	$23.63

Net investment income(a)	0.05		0.30		0.11	0.17	0.11	0.24
Net realized and unrealized gain (loss)(b)	(2.02)		6.07		(14.03)	12.00	6.44	1.30

Net increase (decrease) from investment operations	(1.97)		6.37		(13.92)	12.17	6.55	1.54

Distributions from net investment income(c)	(0.15)		(0.21)		(1.05)	(0.26)	(0.11)	(0.18)

Net asset value, end of period	$32.41		$34.53		$28.37	$43.34	$31.43	$24.99

Total Return(d)
Based on net asset value	(5.71	)%(e)	22.55	%(f)	(32.79)%	38.79%	26.27%	6.60%

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47%		0.47%	0.47%	0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.47%		N/A	N/A	N/A	N/A

Net investment income	0.30	%(h)	1.02	%(f)	0.29%	0.42%	0.40%	1.02%

Supplemental Data
Net assets, end of period (000)	$589,822		$511,020		$261,007	$433,445	$157,172	$44,978

Portfolio turnover rate(i)	24%		35%		58%	42%	34%	35%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2023:
•	Total return by 0.01%.
•	Ratio of net investment income to average net assets by 0.01%.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Self-Driving EV and Tech ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20		Period From 04/16/19 to 07/31/19	(a)

Net asset value, beginning of period	$45.76		$40.90		$49.91	$29.69	$24.08		$25.39

Net investment income(b)	0.15		0.95	(c)	0.54	0.50	0.37		0.17
Net realized and unrealized gain (loss)(d)	(15.56)		4.68		(8.71)	20.04	5.59		(1.30)

Net increase (decrease) from investment operations	(15.41)		5.63		(8.17)	20.54	5.96		(1.13)

Distributions from net investment income(e)	(0.34)		(0.77)		(0.84)	(0.32)	(0.35)		(0.18)

Net asset value, end of period	$30.01		$45.76		$40.90	$49.91	$29.69		$24.08

Total Return(f)
Based on net asset value	(33.78	)%(g)	14.17%		(16.54)%	69.28%	24.91	%(h)	(4.40	)%(g)

Ratios to Average Net Assets(i)
Total expenses	0.47	%(j)	0.47%		0.47%	0.47%	0.47%		0.47	%(j)

Net investment income	0.86	%(j)	2.48	%(c)	1.16%	1.10%	1.44%		2.43	%(j)

Supplemental Data
Net assets, end of period (000)	$276,089		$494,207		$466,295	$429,185	$32,660		$26,493

Portfolio turnover rate(k)	24%		85%		41%	24%	19%		2%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Includes a special distribution from Volkswagen AG. Excluding such special distribution, the net investment income would have been $0.72 per share and 1.89% of average net assets.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Where applicable, assumes the reinvestment of distributions.

(g)	Not annualized.

(h)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(j)	Annualized.

(k)	Portfolio turnover rate excludes in-kind transactions.

58	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Virtual Work and Life Multisector ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Period From 09/29/20 to 07/31/21	(a)

Net asset value, beginning of period	$16.48		$14.68	$28.22	$25.22

Net investment loss(b)	(0.02)		(0.00)	(0.02)	(0.04)
Net realized and unrealized gain (loss)(c)	(1.37)		1.85	(13.50)	3.09

Net increase (decrease) from investment operations	(1.39)		1.85	(13.52)	3.05

Distributions from net investment income(d)	(0.26	)(e)	(0.05)	(0.02)	(0.05)

Net asset value, end of period	$14.83		$16.48	$14.68	$28.22

Total Return(f)
Based on net asset value	(8.48	)%(g)	12.58%	(47.89)%	12.11	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.48	%(i)	0.47%	0.47%	0.47	%(i)

Net investment loss	(0.21	)%(i)	(0.03)%	(0.08)%	(0.16	)%(i)

Supplemental Data
Net assets, end of period (000)	$2,966		$3,295	$4,405	$8,466

Portfolio turnover rate(j)	34%		47%	46%	27%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

(f)	Where applicable, assumes the reinvestment of distributions.

(g)	Not annualized.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Portfolio turnover rate excludes in-kind transactions.

F I N A N C I A L H I G H L I G H T S	59

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Breakthrough Environmental Solutions	Non-diversified
Cybersecurity and Tech	Non-diversified
Exponential Technologies	Diversified
Future Cloud 5G and Tech	Non-diversified
Genomics Immunology and Healthcare	Non-diversified
Neuroscience and Healthcare	Non-diversified
Robotics and Artificial Intelligence Multisector	Diversified
Self-Driving EV and Tech	Non-diversified
Virtual Work and Life Multisector	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

60	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The portion of distributions that exceeds each Fund’s current and accumulated earning and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Breakthrough Environmental Solutions
BofA Securities, Inc.	$126	$(126)	$—		$—
Citigroup Global Markets, Inc.	39,931	(39,931)	—		—
J.P. Morgan Securities LLC	216,609	(215,593)	—		1,016	(b)
Toronto-Dominion Bank	890	(800)	—		90	(b)

	$257,556	$(256,450)	$—		$1,106

Cybersecurity and Tech
Barclays Capital, Inc.	$569,976	$(569,976)	$—		$—
BNP Paribas SA	165,531	(165,531)	—		—
BofA Securities, Inc.	4,606,807	(4,606,807)	—		—
Citigroup Global Markets, Inc.	9,148,328	(9,148,328)	—		—
Goldman Sachs & Co. LLC	16,177,795	(16,177,795)	—		—
J.P. Morgan Securities LLC	3,108,783	(3,108,783)	—		—
RBC Capital Markets LLC	5,694,017	(5,694,017)	—		—
Scotia Capital (USA), Inc.	5,498,978	(5,498,978)	—		—
State Street Bank & Trust Co.	183,806	(165,520)	—		18,286	(b)
UBS AG	595,973	(595,973)	—		—
Virtu Americas LLC	83,837	(83,837)	—		—

	$45,833,831	$(45,815,545)	$—		$18,286

62	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Exponential Technologies
Barclays Bank PLC	$11,000,490	$(11,000,490)	$—		$—
Barclays Capital, Inc.	1,932,499	(1,932,499)	—		—
BNP Paribas SA	14,835,845	(14,835,845)	—		—
BofA Securities, Inc.	24,712,465	(24,712,465)	—		—
Citigroup Global Markets, Inc.	22,582,825	(22,582,825)	—		—
Goldman Sachs & Co. LLC	45,922,135	(45,922,135)	—		—
HSBC Bank PLC	5,540,456	(5,540,456)	—		—
J.P. Morgan Securities LLC	19,645,831	(19,645,831)	—		—
Jefferies LLC	3,740,993	(3,740,993)	—		—
Macquarie Bank Ltd.	2,749,152	(2,749,152)	—		—
Morgan Stanley	22,492,703	(22,492,703)	—		—
Scotia Capital (USA), Inc.	886,608	(886,608)	—		—
State Street Bank & Trust Co.	423,489	(423,489)	—		—
UBS AG	15,948,508	(15,948,508)	—		—
Wells Fargo Bank N.A.	338,755	(338,755)	—		—

	$192,752,754	$(192,752,754)	$—		$—

Future Cloud 5G and Tech
J.P. Morgan Securities LLC	$71,552	$(71,552)	$—		$—

Genomics Immunology and Healthcare
Barclays Capital, Inc.	$1,001,705	$(1,001,705)	$—		$—
BNP Paribas SA	3,294,654	(3,294,654)	—		—
Citigroup Global Markets, Inc.	116,800	(116,800)	—		—
Goldman Sachs & Co. LLC	5,499,884	(5,499,884)	—		—
J.P. Morgan Securities LLC	10,099,067	(10,099,067)	—		—
Jefferies LLC	223,186	(223,186)	—		—
National Financial Services LLC	1,033,676	(1,033,676)	—		—
UBS AG	1,964,380	(1,964,380)	—		—
Wells Fargo Securities LLC	395,241	(395,241)	—		—

	$23,628,593	$(23,628,593)	$—		$—

Neuroscience and Healthcare
Barclays Capital, Inc.	$77,814	$(77,814)	$—		$—
BofA Securities, Inc.	45,908	(45,908)	—		—
Goldman Sachs & Co. LLC	88,888	(88,888)	—		—
HSBC Bank PLC	182,769	(182,769)	—		—
J.P. Morgan Securities LLC	27,862	(27,862)	—		—
Wells Fargo Bank N.A.	42,694	(42,694)	—		—

	$465,935	$(465,935)	$—		$—

Robotics and Artificial Intelligence Multisector
Barclays Capital, Inc.	$5,380,737	$(5,380,737)	$—		$—
BMO Capital Markets Corp.	321,368	(321,368)	—		—
BNP Paribas SA	8,460,162	(8,460,162)	—		—
BofA Securities, Inc.	6,191,113	(6,191,113)	—		—
Citadel Clearing LLC	722,670	(722,670)	—		—
Citigroup Global Markets, Inc.	1,106,723	(1,106,723)	—		—
Goldman Sachs & Co. LLC	6,192,707	(6,192,707)	—		—
HSBC Bank PLC	2,625,231	(2,625,231)	—		—
J.P. Morgan Securities LLC	10,953,565	(10,953,565)	—		—
Jefferies LLC	1,348,960	(1,348,960)	—		—
Morgan Stanley	7,570,218	(7,570,218)	—		—
National Financial Services LLC	464,724	(464,724)	—		—
Scotia Capital (USA), Inc.	426,892	(426,892)	—		—
Toronto-Dominion Bank	588,474	(588,474)	—		—
UBS AG	7,295,022	(7,295,022)	—		—
UBS Securities LLC	2,120,100	(2,120,100)	—		—
Wells Fargo Bank N.A.	2,421,988	(2,421,988)	—		—

	$64,190,654	$(64,190,654)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Self-Driving EV and Tech
Barclays Capital, Inc.	$3,140,249	$(3,140,249)	$—		$—
BNP Paribas SA	4,906,811	(4,906,811)	—		—
Citigroup Global Markets, Inc.	3,954,655	(3,954,655)	—		—
Goldman Sachs & Co. LLC	14,810,435	(14,810,435)	—		—
HSBC Bank PLC	1,743,745	(1,743,745)	—		—
J.P. Morgan Securities LLC	3,061,615	(3,061,615)	—		—
Macquarie Bank Ltd.	233,639	(233,639)	—		—
National Financial Services LLC	472,164	(472,164)	—		—
UBS AG	2,331,896	(2,331,896)	—		—
Virtu Americas LLC	434,026	(434,026)	—		—
Wells Fargo Bank N.A.	736,196	(736,196)	—		—
Wells Fargo Securities LLC	58,136	(58,136)	—		—

	$35,883,567	$(35,883,567)	$—		$—

Virtual Work and Life Multisector
BofA Securities, Inc.	$39,665	$(39,665)	$—		$—
Goldman Sachs & Co. LLC	81,097	(81,097)	—		—
HSBC Bank PLC	61,895	(61,895)	—		—
J.P. Morgan Securities LLC	35,075	(35,075)	—		—
Toronto-Dominion Bank	61,568	(61,568)	—		—

	$279,300	$(279,300)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

64	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Breakthrough Environmental Solutions	0.47%
Cybersecurity and Tech	0.47
Future Cloud 5G and Tech	0.47
Genomics Immunology and Healthcare	0.47
Neuroscience and Healthcare	0.47
Robotics and Artificial Intelligence Multisector	0.47
Self-Driving EV and Tech	0.47
Virtual Work and Life Multisector	0.47

For its investment advisory services to the iShares Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Net Assets	Investment Advisory Fees
First $2 billion	0.4700%
Over $2 billion, up to and including $3 billion	0.4465
Over $3 billion, up to and including $4 billion	0.4242
Over $4 billion	0.4030

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Cybersecurity and Tech ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Neuroscience and Healthcare ETF and iShares Virtual Work and Life Multisector ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Breakthrough Environmental Solutions ETF, iShares Exponential Technologies ETF, iShares Robotics and Artificial Intelligence Multisector ETF and iShares Self-Driving EV and Tech ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Breakthrough Environmental Solutions	$124
Cybersecurity and Tech	18,300
Exponential Technologies	215,603
Future Cloud 5G and Tech	110
Genomics Immunology and Healthcare	44,576
Neuroscience and Healthcare	3,184
Robotics and Artificial Intelligence Multisector	153,677
Self-Driving EV and Tech	334,524
Virtual Work and Life Multisector	245

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Cybersecurity and Tech	$9,785,117	$24,408,335	$3,350,316
Exponential Technologies	112,319,705	302,218,057	49,774,510
Future Cloud 5G and Tech	844,602	555,141	44,241
Genomics Immunology and Healthcare	5,898,947	6,659,147	(4,693,621)
Robotics and Artificial Intelligence Multisector	14,707,129	21,727,535	(312,550)
Self-Driving EV and Tech	11,061,920	17,654,080	(6,314,824)
Virtual Work and Life Multisector	213,147	281,389	(267,842)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Breakthrough Environmental Solutions	$1,782,837	$1,918,171
Cybersecurity and Tech	140,494,266	135,624,352
Exponential Technologies	1,182,904,462	1,184,729,798
Future Cloud 5G and Tech	2,178,705	2,203,101
Genomics Immunology and Healthcare	52,610,326	53,849,009
Neuroscience and Healthcare	890,985	951,951
Robotics and Artificial Intelligence Multisector	149,988,682	127,180,683
Self-Driving EV and Tech	89,219,063	97,172,142
Virtual Work and Life Multisector	1,015,175	1,070,011

For the six months ended January 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cybersecurity and Tech	$66,953,852	$17,705,380
Exponential Technologies	14,500,050	81,534,835
Genomics Immunology and Healthcare	4,292,216	13,277,175
Neuroscience and Healthcare	—	1,085,774
Robotics and Artificial Intelligence Multisector	86,786,258	—
Self-Driving EV and Tech	—	47,085,266

66	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
Cybersecurity and Tech	$(46,277,332)	$(19,340)
Exponential Technologies	(34,675,999)	—
Future Cloud 5G and Tech	(613,248)	—
Genomics Immunology and Healthcare	(74,880,768)	—
Neuroscience and Healthcare	(59,252)	—
Robotics and Artificial Intelligence Multisector	(62,816,894)	—
Self-Driving EV and Tech	(88,412,872)	—
Virtual Work and Life Multisector	(1,676,647)	—

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Breakthrough Environmental Solutions	$4,243,070	$90,943	$(878,112)	$(787,169)
Cybersecurity and Tech	728,383,889	160,243,158	(60,196,975)	100,046,183
Exponential Technologies	3,141,871,605	671,199,724	(303,579,313)	367,620,411
Future Cloud 5G and Tech	6,522,591	946,335	(769,851)	176,484
Genomics Immunology and Healthcare	165,173,490	11,072,712	(26,606,376)	(15,533,664)
Neuroscience and Healthcare	4,231,199	633,759	(560,946)	72,813
Robotics and Artificial Intelligence Multisector	649,228,701	92,621,878	(83,988,319)	8,633,559
Self-Driving EV and Tech	394,189,945	12,578,369	(92,148,413)	(79,570,044)
Virtual Work and Life Multisector	4,290,893	297,759	(1,335,320)	(1,037,561)

9.	LINE OF CREDIT

The iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2024, the iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF and iShares Self-Driving EV and Tech ETF did not borrow under the Syndicated Credit Agreement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Exponential Technologies	$35,500,000	$964,674	6.42%
Virtual Work and Life Multisector	100,000	2,717	6.42

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.”

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Notes to Financial Statements (unaudited) (continued)

Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/24		Period Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount

Breakthrough Environmental Solutions(a)
Shares sold	—	$—	160,000	$4,025,360

	Six Months Ended 01/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount

Cybersecurity and Tech
Shares sold	1,800,000	$73,340,432	2,500,000	$89,024,383
Shares redeemed	(500,000)	(19,052,277)	(1,550,000)	(53,950,714)

	1,300,000	$54,288,155	950,000	$35,073,669

Exponential Technologies
Shares sold	400,000	$21,959,065	1,750,000	$85,761,417
Shares redeemed	(1,650,000)	(90,536,952)	(3,200,000)	(165,945,583)

	(1,250,000)	$(68,577,887)	(1,450,000)	$(80,184,166)

Future Cloud 5G and Tech
Shares redeemed	—	$—	(80,000)	$(1,935,326)

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount

Genomics Immunology and Healthcare
Shares sold	200,000	$4,449,049	450,000	$13,403,128
Shares redeemed	(650,000)	(13,840,913)	(700,000)	(18,428,112)

	(450,000)	$(9,391,864)	(250,000)	$(5,024,984)

	Six Months Ended 01/31/24		Period Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount

Neuroscience and Healthcare(b)
Shares sold	—	$177	200,000	$5,050,047
Shares redeemed	(50,000)	(1,143,415)	—	—

	(50,000)	$(1,143,238)	200,000	$5,050,047

	Six Months Ended 01/31/24		Year Ended 07/31/23
iShares ETF	Shares	Amount	Shares	Amount

Robotics and Artificial Intelligence Multisector
Shares sold	3,400,000	$111,353,349	6,200,000	$197,528,251
Shares redeemed	—	—	(600,000)	(15,267,741)

	3,400,000	$111,353,349	5,600,000	$182,260,510

Self-Driving EV and Tech
Shares sold	—	$39,231	400,000	$15,998,969
Shares redeemed	(1,600,000)	(54,212,572)	(1,000,000)	(36,838,450)

	(1,600,000)	$(54,173,341)	(600,000)	$(20,839,481)

Virtual Work and Life Multisector
Shares redeemed	—	$—	(100,000)	$(1,240,169)

(a)	The Fund commenced operations on March 28, 2023.

(b)	The Fund commenced operations on August 24, 2022.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Breakthrough Environmental Solutions ETF, iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Future Cloud 5G and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Neuroscience and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	71

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Breakthrough Environmental Solutions	$0.058225	$0.816214	$—	$0.874439	7%	93%	—%	100%
Virtual Work and Life Multisector(a)	0.246656	—	0.008654	0.255310	97	—	3	100

(a) The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	73

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

S&P	Standard & Poor’s

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or Morningstar Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-701-0124

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

• iShares MSCI ACWI ETF | ACWI | NASDAQ

• iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca

• iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ

• iShares MSCI Europe Financials ETF | EUFN | NASDAQ

• iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

• iShares MSCI Kokusai ETF | TOK | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of January 31, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2024	iShares® MSCI ACWI ETF

Investment Objective

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.83%	14.21%	10.14%	8.58%	14.21%	62.06%	127.74%
Fund Market	3.67	14.07	10.13	8.59	14.07	61.97	128.06
Index	4.08	14.70	10.16	8.43	14.70	62.25	124.64

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,038.30	$ 1.69		$ 1,000.00	$ 1,023.50	$ 1.68		0.33%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	23.6%
Financials	16.0
Health Care	11.4
Consumer Discretionary	10.7
Industrials	10.5
Communication Services	7.5
Consumer Staples	6.7
Energy	4.5
Materials	4.2
Utilities	2.6
Real Estate	2.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	63.2%
Japan	5.5
United Kingdom	3.4
Canada	2.9
France	2.8
China	2.5
Switzerland	2.5
Germany	2.0
India	1.8
Australia	1.8

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF

Investment Objective

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	4.11%	14.33%	10.34%	8.34%	14.33%	63.56%	108.18%
Fund Market	4.06	14.37	10.24	8.33	14.37	62.83	107.92
Index	4.31	14.64	10.22	8.12	14.64	62.69	104.21

The inception date of the Fund was December 8, 2014. The first day of secondary market trading was December 9, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,041.10	$ 1.03		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	24.0%
Financials	17.9
Health Care	11.7
Industrials	10.2
Consumer Discretionary	10.0
Communication Services	8.7
Consumer Staples	6.3
Materials	3.1
Energy	3.1
Real Estate	2.8
Utilities	2.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	62.2%
Japan	5.8
Canada	3.7
United Kingdom	3.2
China	3.0
France	2.4
Switzerland	2.3
India	1.7
Australia	1.7
Taiwan	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF

Investment Objective

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(9.35)%	(8.92)%	0.22%	3.00%	(8.92)%	1.10%	34.37%
Fund Market	(9.06)	(8.99)	0.04	3.15	(8.99)	0.18	36.42
Index	(8.35)	(7.40)	1.09	3.81	(7.40)	5.59	45.29

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 906.50	$ 3.45		$ 1,000.00	$ 1,021.50	$ 3.66		0.72%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	25.8%
Financials	21.0
Consumer Discretionary	13.3
Communication Services	9.0
Industrials	7.6
Materials	4.8
Consumer Staples	4.7
Energy	4.2
Health Care	3.8
Real Estate	3.0
Utilities	2.8

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	29.3%
India	21.0
Taiwan	19.5
South Korea	14.3
Hong Kong	5.5
Singapore	3.7
Indonesia	2.3
Thailand	2.0
Malaysia	1.6
Philippines	0.8

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® MSCI Europe Financials ETF

Investment Objective

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.06%	9.65%	6.97%	2.36%	9.65%	40.08%	26.28%
Fund Market	4.14	9.41	6.94	2.37	9.41	39.85	26.45
Index	5.01	11.07	7.16	2.56	11.07	41.31	28.72

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,040.60	$ 2.46		$ 1,000.00	$ 1,022.70	$ 2.44		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Banks	46.0%
Insurance	29.7
Capital Markets	16.9
Financial Services	7.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United Kingdom	22.9%
Switzerland	15.3
Germany	13.8
France	10.6
Italy	8.0
Spain	7.4
Netherlands	6.6
Sweden	6.3
Finland	3.1
Belgium	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2024	iShares® MSCI Europe Small-Cap ETF

Investment Objective

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.06%	2.71%	4.86%	4.88%	2.71%	26.76%	61.03%
Fund Market	0.25	2.72	4.94	4.76	2.72	27.27	59.25
Index	0.81	4.04	5.07	4.99	4.04	28.06	62.80

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.60	$ 2.06		$ 1,000.00	$ 1,023.10	$ 2.09		0.41%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	25.0%
Financials	15.0
Consumer Discretionary	10.9
Real Estate	9.4
Information Technology	8.8
Materials	7.3
Health Care	7.2
Communication Services	5.2
Consumer Staples	4.8
Energy	4.0
Utilities	2.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United Kingdom	30.2%
Sweden	11.6
Germany	9.1
Switzerland	9.0
France	7.9
Italy	6.4
Norway	5.0
Denmark	4.3
Spain	3.9
Netherlands	3.7

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® MSCI Kokusai ETF

Investment Objective

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.43%	17.12%	12.07%	9.68%	17.12%	76.75%	151.91%
Fund Market	5.69	16.97	12.10	9.60	16.97	77.06	150.07
Index	5.13	16.89	11.78	9.42	16.89	74.54	146.09

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,054.30	$ 1.65		$ 1,000.00	$ 1,023.50	$ 1.63		0.32%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	24.3%
Financials	15.3
Health Care	12.6
Industrials	10.2
Consumer Discretionary	10.0
Communication Services	7.4
Consumer Staples	6.9
Energy	4.6
Materials	3.8
Utilities	2.6
Real Estate	2.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	74.8%
United Kingdom	4.0
Canada	3.4
France	3.3
Switzerland	2.9
Germany	2.4
Australia	2.1
Netherlands	1.4
Denmark	1.0
Sweden	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Ampol Ltd.	80,884	$1,913,107
ANZ Group Holdings Ltd.	791,308	13,962,139
APA Group	333,417	1,844,160
Aristocrat Leisure Ltd.	165,141	4,761,116
ASX Ltd.	58,046	2,481,603
Aurizon Holdings Ltd.	553,582	1,364,597
BHP Group Ltd.	1,392,125	42,590,683
BlueScope Steel Ltd.	127,269	1,943,182
Brambles Ltd.	403,004	3,842,549
CAR Group Ltd.	83,373	1,790,128
Cochlear Ltd.	19,614	3,892,377
Coles Group Ltd.	368,054	3,819,434
Commonwealth Bank of Australia	459,869	35,067,031
Computershare Ltd.	167,279	2,770,683
CSL Ltd.	133,155	26,148,650
Dexus	338,698	1,714,037
Endeavour Group Ltd./Australia	343,516	1,257,178
Fortescue Ltd.	442,673	8,555,429
Goodman Group	464,713	7,713,850
GPT Group (The)	680,652	2,057,185
IDP Education Ltd.	57,404	735,102
IGO Ltd.	173,809	844,923
Insurance Australia Group Ltd.	595,497	2,337,579
James Hardie Industries PLC(a)	115,718	4,347,576
Lottery Corp. Ltd. (The)	571,565	1,876,096
Macquarie Group Ltd.	100,005	12,339,559
Medibank Pvt Ltd.	882,773	2,210,146
Mineral Resources Ltd.	47,173	1,819,406
Mirvac Group	1,371,591	1,927,634
National Australia Bank Ltd.	857,576	18,086,618
Northern Star Resources Ltd.	350,139	3,003,424
Orica Ltd.	144,330	1,522,234
Origin Energy Ltd.	481,531	2,687,521
Pilbara Minerals Ltd.(b)	796,176	1,813,422
Qantas Airways Ltd.(a)	246,841	889,951
QBE Insurance Group Ltd.	425,547	4,381,680
Ramsay Health Care Ltd.	54,282	1,809,683
REA Group Ltd.	13,321	1,588,751
Reece Ltd.	71,159	1,048,196
Rio Tinto Ltd.	93,200	8,019,613
Santos Ltd.	935,987	4,730,422
Scentre Group	1,462,842	2,908,199
SEEK Ltd.	120,035	1,978,810
Sonic Healthcare Ltd.	121,161	2,526,231
South32 Ltd.	1,358,737	2,941,960
Stockland	721,287	2,130,040
Suncorp Group Ltd.	327,630	3,015,682
Telstra Corp. Ltd.	1,047,600	2,762,870
Transurban Group	821,889	7,220,484
Treasury Wine Estates Ltd.	243,638	1,708,419
Vicinity Ltd.	1,184,054	1,571,721
Washington H Soul Pattinson & Co. Ltd.	67,452	1,507,764
Wesfarmers Ltd.	312,617	11,834,723
Westpac Banking Corp.	939,639	14,740,699
WiseTech Global Ltd.	44,696	2,104,337
Woodside Energy Group Ltd.	510,060	10,668,524
Woolworths Group Ltd.	327,316	7,687,001
Xero Ltd.(a)	40,207	2,877,962

		327,694,080

Security	Shares	Value

Austria — 0.0%
Erste Group Bank AG	83,061	$3,578,135
OMV AG	42,589	1,895,696
Verbund AG	20,185	1,641,410
voestalpine AG	36,432	1,083,915

		8,199,156

Belgium — 0.2%
Ageas SA/NV	49,954	2,146,623
Anheuser-Busch InBev SA/NV	241,110	14,914,484
Argenx SE(a)	16,282	6,148,604
D’ieteren Group	5,975	1,207,025
Elia Group SA/NV	9,522	1,146,499
Groupe Bruxelles Lambert NV	33,081	2,507,860
KBC Group NV	63,598	4,148,599
Lotus Bakeries NV	111	946,466
Sofina SA	3,752	897,340
Syensqo SA(a)	18,133	1,616,502
UCB SA	34,145	3,211,873
Umicore SA	56,606	1,287,586
Warehouses De Pauw CVA	61,998	1,813,885

		41,993,346

Brazil — 0.4%
Ambev SA	1,246,006	3,289,552
Atacadao SA	94,443	198,440
B3 SA - Brasil, Bolsa, Balcao	1,642,357	4,339,265
Banco Bradesco SA	90,907	251,011
Banco BTG Pactual SA	428,261	3,113,588
Banco do Brasil SA	223,561	2,547,234
Banco Santander Brasil SA	29,400	170,013
BB Seguridade Participacoes SA	187,167	1,293,894
CCR SA	373,788	989,847
Centrais Eletricas Brasileiras SA	353,362	2,910,686
Cia. de Saneamento Basico do Estado de Sao Paulo	110,000	1,750,888
Cia. Siderurgica Nacional SA	191,583	685,606
Cosan SA	360,842	1,330,652
Energisa SA	20,142	205,754
Eneva SA(a)	203,111	523,110
Engie Brasil Energia SA	54,547	446,778
Equatorial Energia SA	351,179	2,511,358
Hapvida Participacoes e Investimentos SA(a)(c)	1,434,118	1,123,118
Hypera SA	171,610	1,099,061
JBS SA	269,725	1,275,565
Klabin SA	207,958	893,635
Localiza Rent a Car SA	211,348	2,308,686
Lojas Renner SA	277,063	897,558
Magazine Luiza SA(a)	796,400	337,567
Natura & Co. Holding SA(a)	279,435	902,422
Petroleo Brasileiro SA	1,010,402	8,598,125
PRIO SA	189,140	1,677,079
Raia Drogasil SA	367,397	1,876,139
Rede D’Or Sao Luiz SA(c)	161,013	882,348
Rumo SA	391,525	1,822,333
Sendas Distribuidora SA	387,574	1,068,598
Suzano SA	196,780	2,050,255
Telefonica Brasil SA	140,984	1,461,517
Tim SA	335,031	1,172,581
TOTVS SA	186,747	1,188,088
Ultrapar Participacoes SA	234,821	1,335,158
Vale SA	909,851	12,443,788
Vibra Energia SA	297,895	1,428,025

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
WEG SA	517,752	$3,379,642

		75,778,964

Canada — 2.9%
Agnico Eagle Mines Ltd.	130,642	6,421,082
Air Canada(a)	52,213	707,591
Algonquin Power & Utilities Corp.	166,383	986,331
Alimentation Couche-Tard Inc.	223,180	13,077,556
AltaGas Ltd.	71,908	1,494,908
ARC Resources Ltd.	159,379	2,475,238
Bank of Montreal	195,266	18,393,013
Bank of Nova Scotia (The)	328,254	15,350,016
Barrick Gold Corp.	452,981	7,075,459
BCE Inc.	24,315	981,136
Brookfield Asset Management Ltd.	92,743	3,729,173
Brookfield Corp., Class A	370,601	14,708,817
Brookfield Renewable Corp., Class A	31,687	885,242
BRP Inc.	8,679	547,678
CAE Inc.(a)	86,823	1,738,462
Cameco Corp.	117,347	5,602,666
Canadian Apartment Properties REIT	28,451	987,622
Canadian Imperial Bank of Commerce	252,366	11,405,228
Canadian National Railway Co.	153,551	19,048,113
Canadian Natural Resources Ltd.	304,452	19,483,841
Canadian Pacific Kansas City Ltd.	248,534	19,999,921
Canadian Tire Corp. Ltd., Class A, NVS	17,528	1,863,030
Canadian Utilities Ltd., Class A, NVS	86,971	1,982,068
CCL Industries Inc., Class B, NVS	48,894	2,092,574
Cenovus Energy Inc.	380,920	6,170,878
CGI Inc.(a)	57,416	6,429,806
Constellation Software Inc./Canada	5,801	16,033,102
Descartes Systems Group Inc. (The)(a)	16,687	1,461,113
Dollarama Inc.	84,827	6,225,505
Element Fleet Management Corp.	108,926	1,837,511
Emera Inc.	82,771	2,924,951
Empire Co. Ltd., Class A, NVS	33,415	865,914
Enbridge Inc.	583,789	20,729,731
Fairfax Financial Holdings Ltd.	5,895	6,145,015
First Quantum Minerals Ltd.	168,385	1,527,983
FirstService Corp.	9,333	1,562,060
Fortis Inc./Canada	130,952	5,253,859
Franco-Nevada Corp.	51,653	5,588,490
George Weston Ltd.	15,637	1,992,352
GFL Environmental Inc.	61,642	2,094,393
Gildan Activewear Inc.	50,736	1,675,539
Great-West Lifeco Inc.	76,657	2,558,939
Hydro One Ltd.(c)	101,612	3,015,597
iA Financial Corp. Inc.	28,638	1,946,903
Imperial Oil Ltd.	58,515	3,375,238
Intact Financial Corp.	50,796	7,943,664
Ivanhoe Mines Ltd., Class A(a)(b)	155,646	1,633,504
Keyera Corp.	58,279	1,409,672
Kinross Gold Corp.	411,969	2,270,587
Loblaw Companies Ltd.	40,839	4,081,014
Lundin Mining Corp.	179,343	1,464,678
Magna International Inc.	78,388	4,455,076
Manulife Financial Corp.	513,439	11,349,925
MEG Energy Corp.(a)	63,329	1,197,384
Metro Inc./CN	60,911	3,198,116
National Bank of Canada	97,776	7,478,379
Northland Power Inc.	58,819	1,082,362
Nutrien Ltd.	134,241	6,693,828
Onex Corp.	17,206	1,270,437

Security	Shares	Value

Canada (continued)
Open Text Corp.	83,391	$3,636,591
Pan American Silver Corp.	95,307	1,290,184
Parkland Corp.	44,586	1,521,519
Pembina Pipeline Corp.	159,469	5,492,959
Power Corp. of Canada	175,145	5,105,383
Quebecor Inc., Class B	33,521	815,056
RB Global Inc.	48,966	3,134,378
Restaurant Brands International Inc.	79,571	6,211,444
RioCan REIT	18,716	254,614
Rogers Communications Inc., Class B, NVS	102,441	4,785,076
Royal Bank of Canada	383,209	37,398,827
Saputo Inc.	87,127	1,796,393
Shopify Inc., Class A(a)	326,889	26,169,112
Stantec Inc.	26,584	2,136,092
Sun Life Financial Inc.	156,415	8,107,822
Suncor Energy Inc.	360,237	11,928,857
TC Energy Corp.	285,797	11,274,999
Teck Resources Ltd., Class B	125,465	5,021,586
TELUS Corp.	132,681	2,376,406
TFI International Inc.	21,151	2,779,702
Thomson Reuters Corp.	43,940	6,523,756
TMX Group Ltd.	74,289	1,837,264
Toromont Industries Ltd.	18,166	1,591,155
Toronto-Dominion Bank (The)	494,697	30,050,879
Tourmaline Oil Corp.	84,109	3,636,622
Waste Connections Inc.	71,638	11,122,516
West Fraser Timber Co. Ltd.	18,937	1,505,861
Wheaton Precious Metals Corp.	126,694	5,937,736
WSP Global Inc.	31,811	4,673,279

		534,096,338

Chile — 0.0%
Banco de Chile	10,358,721	1,159,436
Banco de Credito e Inversiones SA	36,177	957,924
Banco Santander Chile	19,083,840	882,561
Cia. Sud Americana de Vapores SA	3,158,033	227,563
Empresas CMPC SA	330,050	537,778
Empresas Copec SA	135,225	859,678
Enel Americas SA	8,338,078	845,017
Enel Chile SA	7,801,320	468,935
Falabella SA(a)	174,813	414,921

		6,353,813

China — 2.5%
3SBio Inc.(c)	696,000	524,471
AAC Technologies Holdings Inc.	220,500	495,141
Agricultural Bank of China Ltd., Class A	2,889,500	1,563,647
Agricultural Bank of China Ltd., Class H	7,266,000	2,813,329
Aier Eye Hospital Group Co. Ltd., Class A	374,145	667,763
Air China Ltd., Class H(a)(b)	862,000	481,573
Akeso Inc.(a)(b)(c)	185,000	939,376
Alibaba Group Holding Ltd.	4,451,676	39,926,965
Alibaba Health Information Technology Ltd.(a)(b)	1,652,000	607,037
Aluminum Corp. of China Ltd., Class H	1,516,000	738,839
Anhui Conch Cement Co. Ltd., Class A	65,892	211,867
ANTA Sports Products Ltd.	357,400	3,016,618
Autohome Inc., ADR	19,463	490,468
AviChina Industry & Technology Co. Ltd., Class H	918,000	338,593
Baidu Inc.(a)	600,710	7,777,517
Bank of China Ltd., Class H	21,132,000	7,930,208
Bank of Communications Co. Ltd., Class A	1,812,500	1,514,783
Bank of Communications Co. Ltd., Class H	736,000	435,421
Bank of Ningbo Co. Ltd., Class A	196,315	588,477

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Bank of Shanghai Co. Ltd., Class A	973,951	$867,081
BeiGene Ltd.(a)	183,934	2,084,562
Beijing Enterprises Holdings Ltd.	82,000	296,785
Beijing Enterprises Water Group Ltd.	1,340,000	326,016
Beijing Kingsoft Office Software Inc., Class A	13,600	403,761
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	939,000	648,904
Bilibili Inc.(a)(b)	55,548	501,564
BOC Aviation Ltd.(c)	70,100	525,565
Bosideng International Holdings Ltd.(b)	1,128,000	509,920
BYD Co. Ltd., Class A	77,100	1,835,992
BYD Co. Ltd., Class H	260,000	5,821,441
BYD Electronic International Co. Ltd.(b)	268,500	919,777
CGN Power Co. Ltd.	260,800	138,637
CGN Power Co. Ltd., Class H(c)	5,503,000	1,542,077
China Cinda Asset Management Co. Ltd., Class H	554,000	53,154
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,060,092
China Coal Energy Co. Ltd., Class H	695,000	763,234
China Communications Services Corp. Ltd., Class H	582,000	239,649
China Construction Bank Corp., Class H	26,036,260	15,461,977
China CSSC Holdings Ltd., Class A	128,200	545,405
China Everbright Bank Co. Ltd., Class A	3,291,000	1,443,416
China Everbright Environment Group Ltd.	1,206,000	420,629
China Feihe Ltd.(c)	1,205,000	552,051
China Galaxy Securities Co. Ltd., Class A	270,500	437,789
China Gas Holdings Ltd.	788,600	718,985
China Hongqiao Group Ltd.	680,500	498,884
China International Capital Corp. Ltd., Class H(c)	828,400	984,672
China Life Insurance Co. Ltd., Class H	2,015,000	2,322,976
China Literature Ltd.(a)(c)	121,000	351,935
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	638,801
China Medical System Holdings Ltd.	417,000	595,906
China Mengniu Dairy Co. Ltd.	911,000	2,018,521
China Merchants Bank Co. Ltd., Class A	627,300	2,684,307
China Merchants Bank Co. Ltd., Class H	915,288	3,336,577
China Merchants Port Holdings Co. Ltd.	444,000	548,951
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	611,322	747,304
China Minsheng Banking Corp. Ltd., Class A	2,773,200	1,524,218
China Minsheng Banking Corp. Ltd., Class H	13,500	4,490
China National Building Material Co. Ltd., Class H	1,060,000	373,909
China National Nuclear Power Co. Ltd., Class A	477,400	550,668
China Oilfield Services Ltd., Class H	670,000	643,940
China Overseas Land & Investment Ltd.	1,036,000	1,567,250
China Overseas Property Holdings Ltd.	515,000	341,337
China Pacific Insurance Group Co. Ltd., Class A	391,897	1,360,095
China Pacific Insurance Group Co. Ltd., Class H	389,000	715,749
China Petroleum & Chemical Corp., Class H	7,133,200	3,710,713
China Power International Development Ltd.	1,823,000	682,039
China Railway Group Ltd., Class H	1,507,000	689,207
China Resources Beer Holdings Co. Ltd.	474,000	1,714,145
China Resources Gas Group Ltd.	284,000	805,419
China Resources Land Ltd.	866,000	2,629,223
China Resources Mixc Lifestyle Services Ltd.(c)	182,000	525,582
China Resources Power Holdings Co. Ltd.	612,000	1,238,137
China Ruyi Holdings Ltd.(a)(b)	1,608,000	269,763
China Shenhua Energy Co. Ltd., Class A	326,200	1,689,101
China Shenhua Energy Co. Ltd., Class H	659,500	2,501,935
China Southern Airlines Co. Ltd., Class H(a)	768,000	284,133
China State Construction Engineering Corp. Ltd., Class A	2,144,977	1,537,011

Security	Shares	Value

China (continued)
China State Construction International Holdings Ltd.	686,000	$724,623
China Taiping Insurance Holdings Co. Ltd.	662,200	549,708
China Three Gorges Renewables Group Co. Ltd., Class A	1,161,200	715,664
China Tourism Group Duty Free Corp. Ltd., Class A	81,092	901,597
China Tower Corp. Ltd., Class H(c)	11,120,000	1,237,003
China Traditional Chinese Medicine Holdings Co. Ltd.	1,174,000	448,872
China United Network Communications Ltd., Class A	605,800	380,758
China Vanke Co. Ltd., Class A	643,696	861,528
China Yangtze Power Co. Ltd., Class A	738,510	2,508,186
Chinasoft International Ltd.	930,000	529,965
Chongqing Changan Automobile Co. Ltd., Class A	237,800	423,538
Chongqing Zhifei Biological Products Co. Ltd., Class A	87,150	544,539
Chow Tai Fook Jewellery Group Ltd.(b)	531,600	720,152
CITIC Ltd.	1,441,000	1,390,844
CITIC Securities Co. Ltd., Class A	486,423	1,389,558
CITIC Securities Co. Ltd., Class H	538,025	1,050,076
CMOC Group Ltd., Class H	1,476,000	808,484
Contemporary Amperex Technology Co. Ltd., Class A	95,800	2,021,767
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	268,600	492,405
COSCO Shipping Holdings Co. Ltd., Class H	1,190,800	1,251,087
COSCO SHIPPING Ports Ltd.	542,000	331,909
Country Garden Holdings Co. Ltd.(a)(b)	2,716,866	220,354
Country Garden Services Holdings Co. Ltd.	655,000	432,688
CRRC Corp. Ltd., Class A	400,900	317,111
CSC Financial Co. Ltd., Class A	118,800	369,761
CSPC Pharmaceutical Group Ltd.	2,463,120	1,812,091
Daqo New Energy Corp., ADR(a)(b)	18,917	341,452
Dongfeng Motor Group Co. Ltd., Class H	670,000	258,735
East Buy Holding Ltd.(a)(b)(c)	129,500	380,479
East Money Information Co. Ltd., Class A	400,660	696,274
ENN Energy Holdings Ltd.	212,000	1,578,096
Eve Energy Co. Ltd., Class A	92,600	448,754
Far East Horizon Ltd.	462,000	338,022
Flat Glass Group Co. Ltd., Class H	262,000	394,053
Foshan Haitian Flavouring & Food Co. Ltd., Class A	127,621	603,786
Fosun International Ltd.	653,500	342,941
Foxconn Industrial Internet Co. Ltd., Class A	345,700	638,943
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	1,072,360
Ganfeng Lithium Group Co. Ltd., Class A	29,500	139,751
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	134,840	360,199
GCL-Poly Energy Holdings Ltd.	5,900,000	678,871
GDS Holdings Ltd.(a)(b)	273,688	183,306
Geely Automobile Holdings Ltd.	1,684,000	1,596,193
Genscript Biotech Corp.(a)	464,000	770,200
GF Securities Co. Ltd., Class H	566,800	570,431
Great Wall Motor Co. Ltd., Class H	968,000	953,099
Greentown China Holdings Ltd.	259,000	195,118
Guangdong Investment Ltd.	1,022,000	594,157
Guangzhou Automobile Group Co. Ltd., Class H	1,068,000	422,142
Guotai Junan Securities Co. Ltd., Class A	326,800	664,943
H World Group Ltd., ADR	59,427	1,887,996
Haidilao International Holding Ltd.(c)	529,000	833,448
Haier Smart Home Co. Ltd., Class A	107,500	334,428

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haier Smart Home Co. Ltd., Class H	733,400	$2,072,340
Haitian International Holdings Ltd.	196,000	436,277
Haitong Securities Co. Ltd., Class H	892,800	411,529
Hansoh Pharmaceutical Group Co. Ltd.(c)	480,000	720,934
Hengan International Group Co. Ltd.	226,500	701,355
Hengli Petrochemical Co. Ltd., Class A(a)	408,500	667,014
Hua Hong Semiconductor Ltd.(a)(c)	182,000	329,719
Huaneng Power International Inc., Class H(a)	1,992,000	1,123,320
Huatai Securities Co. Ltd., Class H(c)	645,400	761,392
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	143,800	468,627
Industrial & Commercial Bank of China Ltd., Class A	3,660,291	2,632,746
Industrial & Commercial Bank of China Ltd., Class H	15,385,260	7,494,618
Industrial Bank Co. Ltd., Class A	813,700	1,782,349
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	360,000	1,357,751
Inner Mongolia Yitai Coal Co. Ltd., Class B	443,000	837,985
Innovent Biologics Inc.(a)(c)	402,000	1,619,622
iQIYI Inc., ADR(a)(b)	113,637	380,684
JD Health International Inc.(a)(c)	325,300	1,073,420
JD.com Inc.	623,676	7,032,654
Jiangsu Expressway Co. Ltd., Class H	524,000	500,008
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	250,718	1,309,328
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	58,600	745,759
Jiangxi Copper Co. Ltd., Class H	375,000	524,449
JOYY Inc., ADR	17,857	547,496
Kanzhun Ltd., ADR	59,065	821,594
KE Holdings Inc., ADR	178,943	2,535,622
Kingboard Holdings Ltd.	282,000	501,933
Kingboard Laminates Holdings Ltd.	494,000	296,903
Kingdee International Software Group Co. Ltd.(a)	864,000	835,197
Kingsoft Corp. Ltd.(b)	335,800	816,919
Kuaishou Technology(a)(c)	616,600	3,107,871
Kunlun Energy Co. Ltd.	1,192,000	1,067,909
Kweichow Moutai Co. Ltd., Class A	23,232	5,192,783
Legend Biotech Corp., ADR(a)	18,590	1,023,565
Lenovo Group Ltd.	2,112,000	2,211,414
Li Auto Inc.(a)	312,876	4,324,860
Li Ning Co. Ltd.	682,500	1,458,040
Longfor Group Holdings Ltd.(b)(c)	555,000	615,387
LONGi Green Energy Technology Co. Ltd., Class A	230,820	621,396
Lufax Holding Ltd., Class A, ADR(b)	54,334	128,772
Luxshare Precision Industry Co. Ltd., Class A	329,840	1,168,036
Luzhou Laojiao Co. Ltd., Class A	35,100	718,261
Meituan, Class B(a)(c)	1,363,620	10,967,900
Microport Scientific Corp.(a)	264,000	194,967
MINISO Group Holding Ltd.	100,424	424,745
Minth Group Ltd.	244,000	395,507
Muyuan Foods Co. Ltd., Class A	158,912	779,988
NARI Technology Co. Ltd., Class A	190,620	556,781
NAURA Technology Group Co. Ltd., Class A	12,900	407,493
NetEase Inc.	538,290	10,463,340
New China Life Insurance Co. Ltd., Class H	231,500	413,143
New Oriental Education & Technology Group Inc.(a)	420,030	3,241,895
Nine Dragons Paper Holdings Ltd.(a)	456,000	168,942
Ningxia Baofeng Energy Group Co. Ltd., Class A	310,200	575,766
NIO Inc., ADR(a)(b)	400,629	2,251,535

Security	Shares	Value

China (continued)
Nongfu Spring Co. Ltd., Class H(c)	491,200	$2,665,817
Orient Overseas International Ltd.	40,000	597,128
Orient Securities Co. Ltd., Class A	291,400	335,488
PDD Holdings Inc., ADR(a)	163,815	20,783,209
People’s Insurance Co. Group of China Ltd. (The), Class H	2,442,000	759,164
PetroChina Co. Ltd., Class H	5,774,000	4,176,714
PICC Property & Casualty Co. Ltd., Class H	1,996,000	2,482,754
Ping An Bank Co. Ltd., Class A	844,100	1,111,684
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	183,100	262,885
Ping An Insurance Group Co. of China Ltd., Class A	303,800	1,716,407
Ping An Insurance Group Co. of China Ltd., Class H	1,678,000	7,053,542
Poly Developments and Holdings Group Co. Ltd., Class A	713,399	950,733
Pop Mart International Group Ltd.(c)	153,600	344,468
Postal Savings Bank of China Co. Ltd., Class A	475,800	313,472
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	641,052
Qifu Technology Inc.	27,412	393,362
Rongsheng Petrochemical Co. Ltd., Class A	211,500	278,543
SAIC Motor Corp. Ltd., Class A	580,613	1,105,229
Sany Heavy Equipment International Holdings Co. Ltd.	707,000	460,149
Sany Heavy Industry Co. Ltd., Class A	184,400	335,873
SF Holding Co. Ltd., Class A	210,600	1,035,461
Shaanxi Coal Industry Co. Ltd., Class A	482,500	1,625,919
Shandong Gold Mining Co. Ltd., Class H(c)	267,250	384,758
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	701,200	449,352
Shanghai Baosight Software Co. Ltd., Class B	167,800	330,593
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	256,000	434,664
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	361,800	511,407
Shanghai Pudong Development Bank Co. Ltd., Class A	1,055,565	1,003,679
Shanghai United Imaging Healthcare Co. Ltd., NVS	13,944	261,652
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	32,100	895,297
Shenzhen Inovance Technology Co. Ltd., Class A	50,600	394,088
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	40,200	1,502,898
Shenzhou International Group Holdings Ltd.	225,700	2,009,950
Sino Biopharmaceutical Ltd.	2,976,000	1,073,848
Sinopharm Group Co. Ltd., Class H	450,800	1,185,371
Sinotruk Hong Kong Ltd.	143,000	324,781
Smoore International Holdings Ltd.(b)(c)	536,000	324,121
Sungrow Power Supply Co. Ltd., Class A	49,300	537,645
Sunny Optical Technology Group Co. Ltd.	203,000	1,247,716
TAL Education Group, ADR(a)(b)	107,937	1,148,450
Tencent Holdings Ltd.	1,816,900	63,066,961
Tencent Music Entertainment Group, ADR(a)(b)	229,292	2,155,345
Tongcheng Travel Holdings Ltd.(a)	444,400	906,511
Tongwei Co. Ltd., Class A	184,800	598,989
Topsports International Holdings Ltd.(c)	512,000	331,869
TravelSky Technology Ltd., Class H	444,000	446,592
Trip.com Group Ltd.(a)	143,626	5,227,901
Tsingtao Brewery Co. Ltd., Class A	99,900	968,387
Tsingtao Brewery Co. Ltd., Class H	62,000	353,816
Uni-President China Holdings Ltd.	586,000	329,169

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Vinda International Holdings Ltd.	204,000	$602,764
Vipshop Holdings Ltd., ADR(a)	111,908	1,778,218
Wanhua Chemical Group Co. Ltd., Class A	121,653	1,183,830
Want Want China Holdings Ltd.	1,672,000	921,766
Weibo Corp., ADR	20,779	168,310
Weichai Power Co. Ltd., Class H	649,000	1,145,786
Wens Foodstuffs Group Co. Ltd., Class A	545,216	1,424,940
Will Semiconductor Co. Ltd. Shanghai, Class A	44,900	539,466
Wuliangye Yibin Co. Ltd., Class A	91,600	1,614,662
WuXi AppTec Co. Ltd., Class A	126,159	956,006
WuXi AppTec Co. Ltd., Class H(b)(c)	44,912	310,746
Wuxi Biologics Cayman Inc.(a)(c)	1,053,000	2,771,006
Xiaomi Corp., Class B(a)(c)	4,248,600	6,693,789
Xinyi Solar Holdings Ltd.	1,544,000	708,914
XPeng Inc.(a)	291,634	1,214,553
Xtep International Holdings Ltd.	442,500	217,913
Yadea Group Holdings Ltd.(c)	446,000	611,511
Yankuang Energy Group Co. Ltd., Class H	864,000	1,775,073
Yuexiu Property Co. Ltd.	399,000	249,856
Yum China Holdings Inc.	117,426	4,061,765
Yunnan Baiyao Group Co. Ltd., Class A	138,800	898,622
Zai Lab Ltd.(a)	277,980	590,641
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	601,402
Zhaojin Mining Industry Co. Ltd., Class H	454,500	423,673
Zhejiang Expressway Co. Ltd., Class H	728,640	541,278
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	140,300	379,129
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	208,900	326,357
Zhongsheng Group Holdings Ltd.	187,000	315,660
Zhuzhou CRRC Times Electric Co. Ltd.	216,100	530,494
Zijin Mining Group Co. Ltd., Class A	354,100	593,799
Zijin Mining Group Co. Ltd., Class H	1,812,000	2,688,761
ZTE Corp., Class H	243,600	423,321
ZTO Express Cayman Inc., ADR	122,992	2,012,149

		459,910,762

Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	115,384

Czech Republic — 0.0%
CEZ AS	51,404	1,947,456
Komercni Banka AS	39,318	1,289,931

		3,237,387

Denmark — 0.8%
AP Moller - Maersk A/S, Class A	833	1,510,454
AP Moller - Maersk A/S, Class B, NVS	567	1,045,434
Carlsberg A/S, Class B	26,046	3,351,272
Coloplast A/S, Class B(b)	35,403	4,080,964
Danske Bank A/S	189,439	5,086,713
Demant A/S(a)	24,815	1,124,092
DSV A/S	52,095	9,320,302
Genmab A/S(a)	18,331	5,068,925
Novo Nordisk A/S	894,116	102,201,379
Novozymes A/S, Class B	103,560	5,306,485
Orsted A/S(c)	55,069	3,103,950
Pandora A/S	25,409	3,712,685
Tryg A/S	108,641	2,322,105
Vestas Wind Systems A/S(a)	274,921	7,751,400

		154,986,160

Egypt — 0.0%
Commercial International Bank Egypt SAE	636,678	832,713

Security	Shares	Value

Finland — 0.2%
Elisa OYJ	32,204	$1,467,261
Fortum OYJ	125,584	1,716,752
Kesko OYJ, Class B	75,069	1,466,068
Kone OYJ, Class B	88,084	4,360,273
Metso OYJ	167,481	1,673,912
Neste OYJ	117,715	4,058,168
Nokia OYJ	1,473,754	5,327,950
Nordea Bank Abp	840,260	10,354,012
Orion OYJ, Class B	27,418	1,262,261
Sampo OYJ, Class A	124,795	5,223,349
Stora Enso OYJ, Class R	175,116	2,228,310
UPM-Kymmene OYJ	148,612	5,405,348
Wartsila OYJ Abp	151,551	2,235,613

		46,779,277

France — 2.8%
Accor SA	54,913	2,168,706
Aeroports de Paris SA	5,652	756,293
Air Liquide SA	141,304	26,442,684
Airbus SE	160,071	25,497,044
Alstom SA	79,789	1,006,172
Amundi SA(c)	12,544	848,446
ArcelorMittal SA	125,474	3,455,556
Arkema SA	12,706	1,382,832
AXA SA	506,500	17,000,829
BioMerieux	10,445	1,124,177
BNP Paribas SA	288,390	19,375,242
Bollore SE	246,856	1,630,491
Bouygues SA	70,657	2,588,349
Bureau Veritas SA	102,721	2,732,264
Capgemini SE	46,675	10,376,851
Carrefour SA	170,286	2,907,173
Cie. de Saint-Gobain	128,151	9,061,112
Cie. Generale des Etablissements Michelin SCA	201,841	6,701,658
Covivio SA/France	9,045	437,994
Credit Agricole SA	300,726	4,307,855
Danone SA	176,842	11,781,853
Dassault Aviation SA	6,210	1,176,226
Dassault Systemes SE	181,223	9,394,286
Edenred SE	74,992	4,479,158
Eiffage SA	30,009	3,139,847
Engie SA	490,876	7,840,503
EssilorLuxottica SA	77,799	15,246,504
Eurazeo SE	3,235	275,558
Eurofins Scientific SE	33,156	1,996,547
Euronext NV(c)	18,154	1,596,774
Gecina SA	12,822	1,414,095
Getlink SE	115,814	1,995,601
Hermes International SCA	8,623	18,191,590
Ipsen SA	10,773	1,242,117
Kering SA	20,187	8,292,282
Klepierre SA	40,707	1,053,932
La Francaise des Jeux SAEM(c)	25,388	1,029,067
Legrand SA	76,876	7,450,484
L’Oreal SA	65,236	31,218,950
LVMH Moet Hennessy Louis Vuitton SE	74,820	62,254,620
Orange SA	486,730	5,788,155
Pernod Ricard SA	57,869	9,489,680
Publicis Groupe SA	65,730	6,585,721
Remy Cointreau SA	4,015	406,816
Renault SA	58,538	2,204,522
Safran SA	93,877	17,527,667
Sanofi SA	312,629	31,308,399

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Sartorius Stedim Biotech	7,802	$2,102,149
Schneider Electric SE	144,854	28,456,567
SEB SA	5,107	623,617
Societe Generale SA	201,999	5,192,388
Sodexo SA	24,675	2,783,561
Teleperformance SE	17,029	2,659,488
Thales SA	29,061	4,250,289
TotalEnergies SE	629,397	40,832,498
Unibail-Rodamco-Westfield, New(a)	36,655	2,624,670
Veolia Environnement SA	191,085	6,226,283
Vinci SA	144,947	18,310,033
Vivendi SE	205,387	2,314,621
Worldline SA/France(a)(c)	65,705	888,232

		521,447,078

Germany — 1.9%
adidas AG	43,584	8,228,136
Allianz SE, Registered	109,289	29,199,393
BASF SE	245,381	11,730,191
Bayer AG, Registered	268,002	8,339,315
Bayerische Motoren Werke AG	85,759	8,923,489
Bechtle AG	23,248	1,205,475
Beiersdorf AG	26,781	3,919,122
Brenntag SE	41,665	3,683,602
Carl Zeiss Meditec AG, Bearer	12,224	1,288,553
Commerzbank AG	287,185	3,297,915
Continental AG	29,141	2,380,547
Covestro AG(a)(c)	57,075	3,013,873
Daimler Truck Holding AG	141,638	5,061,740
Delivery Hero SE(a)(c)	53,862	1,222,090
Deutsche Bank AG, Registered	540,876	6,986,888
Deutsche Boerse AG	51,050	10,166,079
Deutsche Lufthansa AG, Registered(a)	216,481	1,800,120
Deutsche Post AG, Registered	272,039	13,029,076
Deutsche Telekom AG, Registered	877,729	21,546,324
E.ON SE	603,402	8,163,592
Evonik Industries AG	44,116	811,564
Fresenius Medical Care AG & Co. KGaA(b)	53,962	2,085,610
Fresenius SE & Co. KGaA	108,969	3,059,068
GEA Group AG	52,957	2,120,877
Hannover Rueck SE	18,604	4,459,693
Heidelberg Materials AG	37,706	3,481,939
HelloFresh SE(a)	47,019	621,815
Henkel AG & Co. KGaA	30,545	2,088,993
Infineon Technologies AG	356,239	12,987,378
Knorr-Bremse AG	19,053	1,176,830
LEG Immobilien SE(a)	19,890	1,650,465
Mercedes-Benz Group AG	219,274	14,803,797
Merck KGaA	36,670	6,016,648
MTU Aero Engines AG	15,503	3,564,607
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen, Registered	37,504	15,966,163
Nemetschek SE	18,760	1,731,053
Puma SE	29,882	1,202,565
Rational AG	1,363	1,047,037
Rheinmetall AG	11,715	4,102,250
RWE AG	169,709	6,266,610
SAP SE	285,057	49,385,149
Scout24 SE(c)	24,733	1,821,098
Siemens AG, Registered	207,262	37,104,840
Siemens Healthineers AG(c)	77,639	4,320,706
Symrise AG, Class A	38,558	3,978,172
Talanx AG(a)	12,586	883,046

Security	Shares	Value

Germany (continued)
Volkswagen AG	3,007	$424,532
Vonovia SE	204,400	6,367,541
Wacker Chemie AG	5,594	606,505
Zalando SE(a)(c)	59,028	1,178,590

		348,500,661

Greece — 0.1%
Alpha Services and Holdings SA(a)	635,608	1,131,934
Eurobank Ergasias Services and Holdings SA, Class A(a)	733,696	1,416,922
Hellenic Telecommunications Organization SA	56,482	784,245
JUMBO SA	65,225	1,832,705
Mytilineos SA	25,139	1,032,373
National Bank of Greece SA(a)	143,659	1,092,251
OPAP SA	53,509	926,392
Piraeus Financial Holdings SA(a)	175,506	710,751
Public Power Corp. SA(a)	57,244	757,474

		9,685,047

Hong Kong — 0.5%
AIA Group Ltd.	3,175,200	24,901,239
BOC Hong Kong Holdings Ltd.	1,096,500	2,628,084
Budweiser Brewing Co. APAC Ltd.(c)	495,800	781,451
CK Asset Holdings Ltd.	591,016	2,666,865
CK Hutchison Holdings Ltd.	742,016	3,832,379
CK Infrastructure Holdings Ltd.	215,000	1,276,851
CLP Holdings Ltd.	456,500	3,630,745
ESR Group Ltd.(b)(c)	670,400	856,954
Futu Holdings Ltd., ADR(a)	19,129	893,707
Galaxy Entertainment Group Ltd.	656,000	3,404,561
Hang Lung Properties Ltd.	610,000	708,185
Hang Seng Bank Ltd.	203,700	2,120,551
Henderson Land Development Co. Ltd.	299,003	779,088
HKT Trust & HKT Ltd., Class SS	1,215,000	1,459,531
Hong Kong & China Gas Co. Ltd.	3,403,040	2,421,695
Hong Kong Exchanges & Clearing Ltd.	338,300	10,256,849
Hongkong Land Holdings Ltd.	365,600	1,141,222
Jardine Matheson Holdings Ltd.	40,700	1,634,272
Link REIT	684,560	3,433,535
MTR Corp. Ltd.	432,500	1,407,056
New World Development Co. Ltd.	483,916	593,113
Power Assets Holdings Ltd.	450,000	2,634,833
Sands China Ltd.(a)	685,600	1,799,542
Sino Land Co. Ltd.	1,668,000	1,742,333
SITC International Holdings Co. Ltd.	441,000	669,148
Sun Hung Kai Properties Ltd.	429,500	4,008,689
Swire Pacific Ltd., Class A	142,500	1,102,527
Swire Properties Ltd.	195,800	365,906
Techtronic Industries Co. Ltd.	397,000	4,216,579
WH Group Ltd.(c)	2,110,000	1,244,889
Wharf Holdings Ltd. (The)(b)	278,000	812,229
Wharf Real Estate Investment Co. Ltd.	476,200	1,395,187
Xinyi Glass Holdings Ltd.	547,000	453,476

		91,273,271

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	976,303
OTP Bank Nyrt	71,086	3,293,328
Richter Gedeon Nyrt	25,206	680,426

		4,950,057

India — 1.8%
Adani Enterprises Ltd.	45,330	1,715,585
Adani Green Energy Ltd.(a)	85,144	1,724,711
Adani Ports & Special Economic Zone Ltd.	139,110	2,022,331

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Adani Power Ltd.(a)	197,630	$1,341,629
Ambuja Cements Ltd.	189,376	1,274,560
APL Apollo Tubes Ltd.	45,300	821,001
Apollo Hospitals Enterprise Ltd.	31,137	2,380,859
Asian Paints Ltd.	118,543	4,210,827
Astral Ltd.	25,250	556,292
Aurobindo Pharma Ltd.	99,681	1,380,733
Avenue Supermarts Ltd.(a)(c)	42,855	1,958,136
Axis Bank Ltd.	679,253	8,733,365
Bajaj Auto Ltd.	20,243	1,871,322
Bajaj Finance Ltd.	77,656	6,427,702
Bajaj Finserv Ltd.	124,000	2,429,543
Bandhan Bank Ltd.(c)	184,727	508,906
Bank of Baroda	200,800	597,915
Bharat Electronics Ltd.	1,017,161	2,278,202
Bharat Forge Ltd.	71,325	1,060,171
Bharat Petroleum Corp. Ltd.	242,402	1,469,211
Bharti Airtel Ltd.	668,971	9,436,855
Britannia Industries Ltd.	31,524	1,971,700
CG Power and Industrial Solutions Ltd.	173,776	980,369
Cholamandalam Investment and Finance Co. Ltd.	128,352	1,828,532
Cipla Ltd.	140,121	2,278,954
Coal India Ltd.	384,143	1,880,903
Colgate-Palmolive India Ltd.	32,670	1,011,790
Container Corp. of India Ltd.	90,484	965,839
Cummins India Ltd.	32,227	890,400
Dabur India Ltd.	153,060	994,206
Divi’s Laboratories Ltd.	40,106	1,772,894
DLF Ltd.	194,177	1,874,481
Dr. Reddy’s Laboratories Ltd.	35,339	2,596,602
Eicher Motors Ltd.	41,362	1,914,695
GAIL India Ltd.	677,920	1,410,608
Godrej Consumer Products Ltd.	105,198	1,475,200
Godrej Properties Ltd.(a)	31,775	907,848
Grasim Industries Ltd.	79,236	2,075,406
Havells India Ltd.	85,052	1,325,207
HCL Technologies Ltd.	308,210	5,845,415
HDFC Bank Ltd.	795,235	13,984,890
HDFC Life Insurance Co. Ltd.(c)	260,182	1,806,645
Hero MotoCorp Ltd.	33,688	1,875,451
Hindalco Industries Ltd.	391,246	2,724,860
Hindustan Aeronautics Ltd., NVS	31,340	1,134,111
Hindustan Petroleum Corp. Ltd.(a)	137,887	769,514
Hindustan Unilever Ltd.	227,372	6,798,799
ICICI Bank Ltd.	1,423,567	17,631,065
ICICI Lombard General Insurance Co. Ltd.(c)	69,193	1,245,112
IDFC First Bank Ltd.(a)	952,827	967,207
Indian Hotels Co. Ltd., Class A	230,477	1,366,686
Indian Oil Corp. Ltd.	752,235	1,332,109
Indian Railway Catering & Tourism Corp. Ltd.	71,701	843,376
Indraprastha Gas Ltd.	104,676	543,033
IndusInd Bank Ltd.	78,290	1,445,322
Info Edge India Ltd.	24,142	1,461,729
Infosys Ltd.	895,335	17,849,542
InterGlobe Aviation Ltd.(a)(c)	39,590	1,411,862
ITC Ltd.	897,401	4,770,658
Jindal Steel & Power Ltd.	79,578	725,783
Jio Financial Services Ltd., NVS(a)	830,922	2,480,891
JSW Steel Ltd.	249,994	2,461,522
Jubilant Foodworks Ltd.	118,201	739,569
Kotak Mahindra Bank Ltd.	296,224	6,510,650
Larsen & Toubro Ltd.	181,552	7,600,717

Security	Shares	Value

India (continued)
LTIMindtree Ltd.(c)	30,540	$2,000,331
Lupin Ltd.	80,554	1,458,766
Macrotech Developers Ltd.	61,753	796,837
Mahindra & Mahindra Ltd.	239,191	4,756,328
Marico Ltd.	148,901	947,098
Maruti Suzuki India Ltd.	37,385	4,585,309
Max Healthcare Institute Ltd.	221,685	2,084,764
Nestle India Ltd., NVS	82,597	2,491,502
NTPC Ltd.	1,056,191	4,043,786
Oil & Natural Gas Corp. Ltd.	940,384	2,856,617
One 97 Communications Ltd., NVS(a)	60,477	552,956
Page Industries Ltd.	1,783	800,930
Persistent Systems Ltd.	13,613	1,366,227
PI Industries Ltd.	23,399	950,869
Pidilite Industries Ltd.	44,530	1,357,232
Polycab India Ltd.	12,297	642,769
Power Finance Corp. Ltd.	365,296	1,950,538
Power Grid Corp. of India Ltd.	1,277,202	3,989,145
REC Ltd.	307,229	1,845,573
Reliance Industries Ltd.	831,693	28,574,065
Samvardhana Motherson International Ltd.	510,553	696,045
SBI Life Insurance Co. Ltd.(c)	127,818	2,161,239
Shree Cement Ltd.	2,909	999,795
Shriram Finance Ltd.	75,710	2,250,419
Siemens Ltd.	22,438	1,118,659
Sona Blw Precision Forgings Ltd.(c)	92,537	688,763
SRF Ltd.	41,794	1,168,990
State Bank of India	523,951	4,047,192
Sun Pharmaceutical Industries Ltd.	261,330	4,464,531
Supreme Industries Ltd.	13,606	676,932
Suzlon Energy Ltd.(a)	2,355,947	1,302,717
Tata Communications Ltd.	28,684	600,026
Tata Consultancy Services Ltd.	249,988	11,482,222
Tata Consumer Products Ltd.	180,014	2,424,178
Tata Elxsi Ltd.	11,180	1,023,346
Tata Motors Ltd.	470,697	5,009,554
Tata Motors Ltd., Class A	8,765	61,639
Tata Power Co. Ltd. (The)	415,330	1,947,594
Tata Steel Ltd.	2,051,125	3,358,720
Tech Mahindra Ltd.	182,374	2,921,735
Titan Co. Ltd.	99,505	4,427,754
Trent Ltd.	69,964	2,601,439
Tube Investments of India Ltd.	33,506	1,574,953
TVS Motor Co. Ltd.	126,840	3,056,238
UltraTech Cement Ltd.	28,082	3,433,640
UPL Ltd.	151,290	979,001
Varun Beverages Ltd.	134,990	2,082,420
Vedanta Ltd.	221,160	730,191
Wipro Ltd.	355,792	2,034,934
Yes Bank Ltd.(a)	4,325,549	1,256,230
Zomato Ltd.(a)	1,405,527	2,361,478

		329,676,224

Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,744,900	719,455
Amman Mineral Internasional PT(a)	1,782,500	850,334
Aneka Tambang Tbk	2,212,100	217,036
Astra International Tbk PT	6,728,900	2,180,435
Bank Central Asia Tbk PT	13,243,700	8,012,788
Bank Mandiri Persero Tbk PT	9,369,228	3,944,589
Bank Negara Indonesia Persero Tbk PT	6,032,976	2,194,890
Bank Rakyat Indonesia Persero Tbk PT	17,926,130	6,457,625
Barito Pacific Tbk PT	7,625,694	511,541

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	2,451,745	$695,858
GoTo Gojek Tokopedia Tbk PT(a)	217,995,300	1,209,286
Indah Kiat Pulp & Paper Tbk PT	682,500	338,085
Indofood Sukses Makmur Tbk PT	2,621,700	1,059,320
Kalbe Farma Tbk PT	8,902,700	852,018
Merdeka Copper Gold Tbk PT(a)	4,550,932	777,783
Semen Indonesia Persero Tbk PT	1,549,602	608,587
Sumber Alfaria Trijaya Tbk PT	5,994,000	1,005,999
Telkom Indonesia Persero Tbk PT	11,783,600	2,955,643
Unilever Indonesia Tbk PT	2,310,900	453,979
United Tractors Tbk PT	738,606	1,072,904

		36,118,155

Ireland — 0.2%
AIB Group PLC	194,648	854,976
Bank of Ireland Group PLC	212,536	1,954,477
CRH PLC	214,983	15,251,242
Flutter Entertainment PLC(a)	45,958	9,433,160
Kerry Group PLC, Class A	54,753	4,880,354
Kingspan Group PLC	35,332	2,869,545
Smurfit Kappa Group PLC	88,650	3,303,523

		38,547,277

Israel — 0.2%
Azrieli Group Ltd.	10,219	688,583
Bank Hapoalim BM	363,470	3,092,370
Bank Leumi Le-Israel BM	380,251	2,888,069
Check Point Software Technologies Ltd.(a)	26,388	4,193,845
CyberArk Software Ltd.(a)(b)	12,525	2,924,337
Elbit Systems Ltd.	9,213	1,900,488
Global-e Online Ltd.(a)(b)	25,796	974,315
ICL Group Ltd.	273,376	1,243,393
Isracard Ltd.	2	7
Israel Discount Bank Ltd., Class A	297,531	1,443,290
Mizrahi Tefahot Bank Ltd.	65,113	2,423,331
Monday.com Ltd.(a)	7,777	1,633,481
Nice Ltd.(a)	17,496	3,630,103
Teva Pharmaceutical Industries Ltd., ADR(a)	305,809	3,700,289
Wix.com Ltd.(a)	15,962	2,025,259

		32,761,160

Italy — 0.6%
Amplifon SpA	31,325	1,022,401
Assicurazioni Generali SpA	276,430	6,166,301
Banco BPM SpA	258,149	1,392,789
DiaSorin SpA	6,892	633,781
Enel SpA	2,117,468	14,448,280
Eni SpA	644,437	10,273,189
Ferrari NV	35,020	12,212,775
FinecoBank Banca Fineco SpA	146,167	2,107,489
Infrastrutture Wireless Italiane SpA(c)	45,609	551,505
Intesa Sanpaolo SpA	4,248,130	13,089,736
Leonardo SpA(b)	77,415	1,351,206
Mediobanca Banca di Credito Finanziario SpA	221,738	2,936,698
Moncler SpA	51,408	3,162,452
Nexi SpA(a)(c)	138,663	1,063,609
Poste Italiane SpA(c)	103,000	1,116,896
Prysmian SpA	95,153	4,187,668
Recordati Industria Chimica e Farmaceutica SpA	43,821	2,418,668
Snam SpA	634,082	3,096,821
Stellantis NV	554,206	12,207,298
Telecom Italia SpA/Milano(a)(b)	3,175,713	957,183
Tenaris SA, NVS	152,769	2,412,877
Terna -Rete Elettrica Nazionale	513,350	4,328,592

Security	Shares	Value

Italy (continued)
UniCredit SpA	457,070	$13,388,521

		114,526,735

Japan — 5.5%
Advantest Corp.	210,400	8,373,461
Aeon Co. Ltd.	172,700	4,127,042
AGC Inc.	58,300	2,192,560
Aisin Corp.	44,000	1,642,744
Ajinomoto Co. Inc.	126,100	5,178,286
ANA Holdings Inc.(a)	37,000	817,632
Asahi Group Holdings Ltd.	124,400	4,623,692
Asahi Intecc Co. Ltd.	69,100	1,312,961
Asahi Kasei Corp.	377,200	2,860,512
Astellas Pharma Inc.	493,500	5,745,560
Azbil Corp.	31,600	1,021,144
Bandai Namco Holdings Inc.	161,300	3,492,554
BayCurrent Consulting Inc.	42,000	976,458
Bridgestone Corp.	161,400	6,993,895
Brother Industries Ltd.	63,700	1,067,139
Canon Inc.	264,600	7,288,969
Capcom Co. Ltd.	48,300	1,842,102
Central Japan Railway Co.	176,800	4,418,698
Chiba Bank Ltd. (The)	124,000	918,872
Chubu Electric Power Co. Inc.	180,700	2,344,164
Chugai Pharmaceutical Co. Ltd.	181,900	6,542,983
Concordia Financial Group Ltd.	293,000	1,396,275
Dai Nippon Printing Co. Ltd.	56,200	1,626,425
Daifuku Co. Ltd.	90,000	1,774,799
Dai-ichi Life Holdings Inc.	262,800	5,763,930
Daiichi Sankyo Co. Ltd.	513,100	15,361,718
Daikin Industries Ltd.	74,000	11,857,182
Daito Trust Construction Co. Ltd.	17,400	1,979,259
Daiwa House Industry Co. Ltd.	150,100	4,641,384
Daiwa House REIT Investment Corp.	631	1,114,914
Daiwa Securities Group Inc.	396,200	2,839,511
Denso Corp.	517,200	8,124,203
Dentsu Group Inc.	55,700	1,478,349
Disco Corp.	25,300	6,826,926
East Japan Railway Co.	84,400	4,827,057
Eisai Co. Ltd.	70,300	3,310,331
ENEOS Holdings Inc.	842,980	3,404,419
FANUC Corp.	254,100	7,029,006
Fast Retailing Co. Ltd.	48,600	12,975,071
Fuji Electric Co. Ltd.	40,700	2,038,256
FUJIFILM Holdings Corp.	98,800	6,262,428
Fujitsu Ltd.	48,700	6,740,774
GLP J-REIT	1,153	1,029,437
Hamamatsu Photonics KK	33,300	1,315,513
Hankyu Hanshin Holdings Inc.	70,300	2,150,865
Hikari Tsushin Inc.	6,500	1,132,624
Hirose Electric Co. Ltd.	9,200	1,070,446
Hitachi Construction Machinery Co. Ltd.	31,000	879,544
Hitachi Ltd.	251,800	19,778,978
Honda Motor Co. Ltd.	1,269,300	14,188,311
Hoshizaki Corp.	30,300	1,102,355
Hoya Corp.	96,800	12,296,414
Hulic Co. Ltd.	124,800	1,378,084
Ibiden Co. Ltd.(b)	30,900	1,554,886
Idemitsu Kosan Co. Ltd.	265,900	1,476,537
Iida Group Holdings Co. Ltd.	36,200	546,509
Inpex Corp.	266,600	3,623,749
Isuzu Motors Ltd.	173,100	2,361,939
ITOCHU Corp.	310,900	14,109,917

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Airlines Co. Ltd.	42,000	$807,062
Japan Exchange Group Inc.	140,100	3,100,651
Japan Metropolitan Fund Invest	1,920	1,303,379
Japan Post Bank Co. Ltd.	403,700	4,198,418
Japan Post Holdings Co. Ltd.	570,300	5,459,300
Japan Post Insurance Co. Ltd.	50,200	939,838
Japan Real Estate Investment Corp.	361	1,383,908
Japan Tobacco Inc.	324,200	8,545,064
JFE Holdings Inc.	135,900	2,145,700
JSR Corp.	48,700	1,328,276
Kajima Corp.	124,100	2,214,795
Kansai Electric Power Co. Inc. (The)	212,500	2,898,954
Kao Corp.	129,600	5,127,956
Kawasaki Kisen Kaisha Ltd.	37,900	1,846,631
KDDI Corp.	403,200	13,360,046
KDX Realty Investment Corp.	1,139	1,235,521
Keisei Electric Railway Co. Ltd.	35,500	1,606,370
Keyence Corp.	53,400	23,891,047
Kikkoman Corp.	41,300	2,541,116
Kintetsu Group Holdings Co. Ltd.	55,300	1,706,417
Kirin Holdings Co. Ltd.	223,100	3,206,830
Kobe Bussan Co. Ltd.	45,000	1,149,872
Koei Tecmo Holdings Co. Ltd.	32,800	408,562
Koito Manufacturing Co. Ltd.	62,800	961,423
Komatsu Ltd.	238,300	6,779,623
Konami Group Corp.	28,100	1,728,099
Kose Corp.	9,700	634,600
Kubota Corp.	284,500	4,306,609
Kyocera Corp.	350,300	5,128,417
Kyowa Kirin Co. Ltd.	80,900	1,274,334
Lasertec Corp.	21,000	5,469,009
LY Corp.	761,100	2,367,807
M3 Inc.	122,900	1,939,362
Makita Corp.	62,900	1,692,953
Marubeni Corp.	393,300	6,708,386
MatsukiyoCocokara & Co.	90,300	1,641,362
Mazda Motor Corp.	155,200	1,881,559
McDonald’s Holdings Co. Japan Ltd.	24,100	1,073,040
MEIJI Holdings Co. Ltd.	73,200	1,770,313
MINEBEA MITSUMI Inc.	110,700	2,288,192
MISUMI Group Inc.	92,400	1,584,188
Mitsubishi Chemical Group Corp.	330,300	1,991,623
Mitsubishi Corp.	930,300	16,033,667
Mitsubishi Electric Corp.	541,100	8,030,086
Mitsubishi Estate Co. Ltd.	289,200	4,007,130
Mitsubishi HC Capital Inc.	148,600	1,053,640
Mitsubishi Heavy Industries Ltd.	92,200	6,150,060
Mitsubishi UFJ Financial Group Inc.	3,136,200	29,375,363
Mitsui & Co. Ltd.	355,500	14,418,094
Mitsui Chemicals Inc.	45,000	1,324,362
Mitsui Fudosan Co. Ltd.	223,500	5,610,692
Mitsui OSK Lines Ltd.	94,500	3,394,484
Mizuho Financial Group Inc.	633,190	11,499,718
MonotaRO Co. Ltd.	88,700	835,396
MS&AD Insurance Group Holdings Inc.	121,900	5,033,828
Murata Manufacturing Co. Ltd.	453,700	9,161,166
NEC Corp.	67,400	4,404,233
Nexon Co. Ltd.	94,000	1,500,148
Nidec Corp.	115,000	4,289,134
Nintendo Co. Ltd.	275,800	15,409,191
Nippon Building Fund Inc.	420	1,699,366
Nippon Express Holdings Inc.	16,900	1,005,910

Security	Shares	Value

Japan (continued)
Nippon Paint Holdings Co. Ltd.	274,100	$2,158,900
Nippon Prologis REIT Inc.	382	679,655
Nippon Sanso Holdings Corp.	55,200	1,398,730
Nippon Steel Corp.	229,234	5,516,438
Nippon Telegraph & Telephone Corp.	7,829,400	9,831,801
Nippon Yusen KK	135,000	4,652,216
Nissan Chemical Corp.	39,700	1,583,347
Nissan Motor Co. Ltd.	610,200	2,395,538
Nissin Foods Holdings Co. Ltd.	51,000	1,649,920
Nitori Holdings Co. Ltd.	22,700	2,971,015
Nitto Denko Corp.	38,300	3,177,285
Nomura Holdings Inc.	850,700	4,581,994
Nomura Real Estate Holdings Inc.	26,300	719,718
Nomura Real Estate Master Fund Inc.	1,240	1,356,889
Nomura Research Institute Ltd.	106,100	3,244,912
NTT Data Group Corp.	173,300	2,496,148
Obayashi Corp.	190,500	1,763,370
Obic Co. Ltd.	20,600	3,164,357
Odakyu Electric Railway Co. Ltd.	91,200	1,393,581
Oji Holdings Corp.	194,000	758,507
Olympus Corp.	329,900	4,883,728
Omron Corp.	48,100	2,162,829
Ono Pharmaceutical Co. Ltd.	114,500	2,063,763
Open House Group Co. Ltd.	28,800	900,637
Oracle Corp. Japan	13,500	1,063,923
Oriental Land Co. Ltd./Japan	299,800	11,134,593
ORIX Corp.	322,200	6,221,445
Osaka Gas Co. Ltd.	103,000	2,168,856
Otsuka Corp.	30,800	1,295,995
Otsuka Holdings Co. Ltd.	107,200	4,213,852
Pan Pacific International Holdings Corp.	104,600	2,261,084
Panasonic Holdings Corp.	592,900	5,584,393
Rakuten Group Inc.(a)	418,900	1,840,126
Recruit Holdings Co. Ltd.	398,500	15,740,238
Renesas Electronics Corp.(a)	416,400	6,832,115
Resona Holdings Inc.	581,500	3,210,031
Ricoh Co. Ltd.	150,700	1,184,501
Rohm Co. Ltd.	99,200	1,712,116
SBI Holdings Inc.	68,330	1,678,571
SCSK Corp.	53,300	1,046,525
Secom Co. Ltd.	56,800	4,122,563
Seiko Epson Corp.	85,400	1,246,619
Sekisui Chemical Co. Ltd.	105,600	1,507,708
Sekisui House Ltd.	161,800	3,652,505
Seven & i Holdings Co. Ltd.	198,700	7,847,620
SG Holdings Co. Ltd.	96,900	1,254,865
Sharp Corp./Japan(a)	53,700	361,095
Shimadzu Corp.	65,100	1,800,143
Shimano Inc.	21,300	3,058,154
Shimizu Corp.	141,500	947,219
Shin-Etsu Chemical Co. Ltd.	495,400	19,500,024
Shionogi & Co. Ltd.	71,800	3,446,142
Shiseido Co. Ltd.	107,600	2,999,531
Shizuoka Financial Group Inc., NVS	127,400	1,164,436
SMC Corp.	15,800	8,794,983
SoftBank Corp.	761,100	10,111,855
SoftBank Group Corp.	277,600	11,984,159
Sompo Holdings Inc.	85,200	4,417,743
Sony Group Corp.	346,500	33,980,669
Square Enix Holdings Co. Ltd.	24,500	957,368
Subaru Corp.	162,600	3,243,757
SUMCO Corp.	102,000	1,546,363

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Chemical Co. Ltd.	373,700	$879,907
Sumitomo Corp.	286,400	6,586,580
Sumitomo Electric Industries Ltd.	202,600	2,692,878
Sumitomo Metal Mining Co. Ltd.	71,400	1,973,401
Sumitomo Mitsui Financial Group Inc.	351,000	18,256,685
Sumitomo Mitsui Trust Holdings Inc.	182,116	3,732,150
Sumitomo Realty & Development Co. Ltd.	80,300	2,525,365
Suntory Beverage & Food Ltd.	41,700	1,360,453
Suzuki Motor Corp.	99,600	4,473,898
Sysmex Corp.	49,700	2,692,363
T&D Holdings Inc.	148,900	2,465,597
Taisei Corp.	53,000	1,932,305
Takeda Pharmaceutical Co. Ltd.	434,634	12,774,101
TDK Corp.	102,800	5,114,795
Terumo Corp.	182,300	6,171,211
TIS Inc.	63,100	1,403,460
Tobu Railway Co. Ltd.	51,900	1,374,481
Toho Co. Ltd./Tokyo	35,500	1,156,403
Tokio Marine Holdings Inc.	486,500	12,827,751
Tokyo Electric Power Co. Holdings Inc.(a)	434,200	2,311,747
Tokyo Electron Ltd.	129,300	23,994,514
Tokyo Gas Co. Ltd.	109,300	2,510,825
Tokyu Corp.	156,000	1,830,548
TOPPAN Holdings Inc.	73,200	2,017,717
Toray Industries Inc.	398,400	1,990,577
Tosoh Corp.	64,600	832,994
TOTO Ltd.	37,700	1,020,361
Toyota Industries Corp.	38,900	3,290,127
Toyota Motor Corp.	2,893,100	57,768,885
Toyota Tsusho Corp.	56,400	3,695,972
Trend Micro Inc./Japan(a)	39,500	2,259,770
Unicharm Corp.	111,900	3,850,296
USS Co. Ltd.	66,100	1,250,044
West Japan Railway Co.	62,100	2,586,435
Yakult Honsha Co. Ltd.	75,600	1,651,224
Yamaha Corp.	40,500	890,618
Yamaha Motor Co. Ltd.	273,900	2,588,833
Yamato Holdings Co. Ltd.	77,700	1,343,155
Yaskawa Electric Corp.	67,000	2,524,982
Yokogawa Electric Corp.	75,900	1,491,488
Zensho Holdings Co. Ltd.	24,800	1,214,424
ZOZO Inc.	39,200	858,343

		1,025,818,859

Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	71,803	8

Kuwait — 0.1%
Agility Public Warehousing Co. KSC(a)	554,585	1,043,558
Boubyan Bank KSCP	1,020,887	2,034,762
Kuwait Finance House KSCP	1,758,565	4,407,850
Mabanee Co. KPSC	379,518	950,338
Mobile Telecommunications Co. KSCP	1,058,225	1,808,594
National Bank of Kuwait SAKP	1,684,207	5,362,554

		15,607,656

Malaysia — 0.1%
Axiata Group Bhd	352,300	202,982
CELCOMDIGI Bhd	1,096,683	982,482
CIMB Group Holdings Bhd	1,713,900	2,257,452
Dialog Group Bhd	1,668,300	645,195
Genting Bhd	1,170,700	1,166,264
Genting Malaysia Bhd	423,900	241,531
Hong Leong Bank Bhd	271,100	1,100,235

Security	Shares	Value

Malaysia (continued)
IHH Healthcare Bhd	1,296,400	$1,672,614
Kuala Lumpur Kepong Bhd(b)	81,700	383,139
Malayan Banking Bhd	990,600	1,937,611
Malaysia Airports Holdings Bhd	482,100	783,939
Maxis Bhd	1,175,200	944,135
MISC Bhd	373,300	579,446
MR DIY Group M Bhd(c)	438,200	127,847
Petronas Chemicals Group Bhd	680,100	972,075
Petronas Gas Bhd	454,700	1,705,365
PPB Group Bhd	171,400	523,984
Press Metal Aluminium Holdings Bhd	1,435,000	1,436,207
Public Bank Bhd	3,739,150	3,466,255
Sime Darby Plantation Bhd	342,100	319,020
Telekom Malaysia Bhd	412,400	515,409
Tenaga Nasional Bhd	650,800	1,474,963

		23,438,150

Mexico — 0.3%
America Movil SAB de CV	5,131,610	4,636,234
Arca Continental SAB de CV	123,200	1,399,820
Banco del Bajio SA(c)	184,800	703,059
Cemex SAB de CV, NVS(a)	4,244,354	3,526,379
Coca-Cola Femsa SAB de CV	124,900	1,189,095
Fibra Uno Administracion SA de CV	674,500	1,146,668
Fomento Economico Mexicano SAB de CV	574,500	7,791,624
Gruma SAB de CV, Class B	43,125	807,302
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	76,200	697,605
Grupo Aeroportuario del Pacifico SAB de CV, Class B	101,900	1,586,387
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,435	1,324,469
Grupo Bimbo SAB de CV, Series A	369,400	1,685,227
Grupo Carso SAB de CV, Series A1	196,200	1,839,400
Grupo Financiero Banorte SAB de CV, Class O	748,200	7,610,022
Grupo Financiero Inbursa SAB de CV, Class O(a)	615,700	1,819,036
Grupo Mexico SAB de CV, Series B	996,828	5,143,555
Industrias Penoles SAB de CV(a)(b)	45,395	596,967
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	699,692
Orbia Advance Corp. SAB de CV	604,923	1,206,226
Prologis Property Mexico SA de CV	136,922	564,267
Wal-Mart de Mexico SAB de CV	1,445,500	5,972,141

		51,945,175

Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	125,802	1,851,476
Adyen NV(a)(c)	6,115	7,669,351
Aegon Ltd.	534,105	3,150,919
AerCap Holdings NV(a)	52,414	4,012,816
Akzo Nobel NV	49,934	3,835,554
ASM International NV	13,345	7,396,247
ASML Holding NV	110,234	95,637,682
ASR Nederland NV	40,025	1,886,238
BE Semiconductor Industries NV	20,009	3,006,918
CNH Industrial NV	305,739	3,668,868
Davide Campari-Milano NV	195,408	1,979,724
EXOR NV, NVS	27,623	2,672,594
Ferrovial SE	154,696	5,899,367
Heineken Holding NV	38,158	3,201,747
Heineken NV	79,342	7,981,449
IMCD NV	14,902	2,274,652
ING Groep NV	982,871	13,965,088
Koninklijke Ahold Delhaize NV	267,444	7,521,368

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke KPN NV	806,969	$2,745,099
Koninklijke Philips NV(a)	254,279	5,379,414
NEPI Rockcastle NV	91,015	612,908
NN Group NV	70,041	2,870,857
OCI NV	25,502	728,439
Prosus NV	419,152	12,470,475
Qiagen NV, NVS	61,752	2,679,222
Randstad NV	25,597	1,455,451
Universal Music Group NV	224,146	6,607,314
Wolters Kluwer NV	71,467	10,535,453

		223,696,690

New Zealand — 0.0%
Auckland International Airport Ltd.	505,515	2,606,381
EBOS Group Ltd.	33,229	760,954
Fisher & Paykel Healthcare Corp. Ltd.	175,506	2,534,840
Meridian Energy Ltd.	269,486	912,962
Spark New Zealand Ltd.	749,019	2,433,408

		9,248,545

Norway — 0.2%
Adevinta ASA(a)	98,508	1,058,395
Aker BP ASA	98,215	2,606,781
DNB Bank ASA	259,518	5,044,955
Equinor ASA	243,514	6,968,661
Gjensidige Forsikring ASA	33,914	545,489
Kongsberg Gruppen ASA	25,662	1,307,821
Mowi ASA	107,419	1,933,577
Norsk Hydro ASA	410,765	2,407,289
Orkla ASA	240,060	1,880,420
Salmar ASA	17,474	969,989
Telenor ASA	191,619	2,126,215
Yara International ASA	51,930	1,716,424

		28,566,016

Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	82,453	1,250,812
Credicorp Ltd.	18,786	2,788,406
Southern Copper Corp.	22,859	1,876,724

		5,915,942

Philippines — 0.1%
Aboitiz Equity Ventures Inc.	865,620	745,136
Ayala Corp.	51,850	624,749
Ayala Land Inc.	2,541,300	1,535,722
Bank of the Philippine Islands	792,428	1,552,820
BDO Unibank Inc.	1,145,156	2,947,961
JG Summit Holdings Inc.	576,359	392,123
Jollibee Foods Corp.	262,300	1,183,483
Metropolitan Bank & Trust Co.	530,980	537,852
PLDT Inc.	16,515	373,472
SM Investments Corp.	70,920	1,132,216
SM Prime Holdings Inc.	4,227,925	2,572,279

		13,597,813

Poland — 0.1%
Allegro.eu SA (a)(c)	122,096	921,715
Bank Polska Kasa Opieki SA	61,593	2,369,242
CD Projekt SA	16,970	442,965
Cyfrowy Polsat SA(a)(b)	211,671	572,985
Dino Polska SA(a)(b)(c)	14,477	1,562,468
KGHM Polska Miedz SA	54,855	1,528,295
LPP SA	303	1,178,205
ORLEN SA	149,804	2,335,808
Powszechna Kasa Oszczednosci Bank Polski SA	292,812	3,715,207
Powszechny Zaklad Ubezpieczen SA	170,708	2,055,352

Security	Shares	Value

Poland (continued)
Santander Bank Polska SA	9,761	$1,182,235

		17,864,477

Portugal — 0.0%
Banco Espirito Santo SA, Registered,NVS(d)(e)	3	—
EDP - Energias de Portugal SA	872,584	3,892,106
Galp Energia SGPS SA	131,096	2,063,679
Jeronimo Martins SGPS SA	85,065	1,934,661

		7,890,446

Qatar — 0.1%
Commercial Bank PSQC (The)	900,003	1,294,863
Industries Qatar QSC	423,320	1,390,320
Masraf Al Rayan QSC	1,521,744	980,277
Mesaieed Petrochemical Holding Co.	1,233,545	568,469
Ooredoo QPSC	623,495	1,830,036
Qatar Islamic Bank SAQ	490,464	2,623,522
Qatar National Bank QPSC	1,207,001	5,127,607

		13,815,094

Russia — 0.0%
Alrosa PJSC(d)	472,000	53
Gazprom PJSC(a)(d)	3,457,370	384
Inter RAO UES PJSC(d)	11,798,500	1,311
LUKOIL PJSC(d)	127,513	14
MMC Norilsk Nickel PJSC(d)	19,665	2
Mobile TeleSystems PJSC(d)	482,206	54
Moscow Exchange MICEX-RTS PJSC(d)	490,370	55
Novatek PJSC(d)	290,740	32
Novolipetsk Steel PJSC(a)(d)	316,690	35
PhosAgro PJSC(d)	26,470	3
PhosAgro PJSC, New(d)	511	5
Polyus PJSC(a)(d)	9,781	1
Rosneft Oil Co. PJSC(d)	352,530	39
Sberbank of Russia PJSC(d)	2,557,600	284
Severstal PAO(a)(d)	47,814	5
Surgutneftegas PJSC(d)	2,443,710	272
Tatneft PJSC(d)	397,511	44
TCS Group Holding PLC, GDR(a)(d)	35,279	4
X5 Retail Group NV, GDR(a)(d)	24,002	3
Yandex NV(a)(d)	90,278	10

		2,610

Saudi Arabia — 0.4%
ACWA Power Co.	23,309	1,488,402
Al Rajhi Bank	530,229	11,836,254
Alinma Bank	374,215	4,121,703
Almarai Co. JSC	117,232	1,785,005
Arab National Bank	165,045	1,097,443
Bank AlBilad	126,339	1,497,846
Bank Al-Jazira(a)	322,003	1,730,072
Banque Saudi Fransi	242,476	2,578,787
Bupa Arabia for Cooperative Insurance Co.	20,459	1,126,457
Dar Al Arkan Real Estate Development Co.(a)	168,874	583,659
Dr Sulaiman Al Habib Medical Services Group Co.	23,514	1,817,684
Elm Co.	5,769	1,384,812
Etihad Etisalat Co.	113,443	1,576,059
Mouwasat Medical Services Co.	20,263	640,373
Rabigh Refining & Petrochemical Co.(a)	115,993	282,139
Reinet Investments SCA	31,273	783,792
Riyad Bank	487,340	3,678,112
SABIC Agri-Nutrients Co.	73,981	2,522,440
Sahara International Petrochemical Co.	101,323	848,376
Saudi Arabian Mining Co.(a)	408,537	5,041,561
Saudi Arabian Oil Co.(c)	723,525	5,893,900

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Awwal Bank	271,338	$2,592,189
Saudi Basic Industries Corp.	253,048	5,245,582
Saudi Electricity Co.	469,977	2,371,469
Saudi Industrial Investment Group	77,468	418,615
Saudi Investment Bank (The)	96,638	401,277
Saudi Kayan Petrochemical Co.(a)	195,819	478,344
Saudi National Bank (The)	864,920	9,340,728
Saudi Research & Media Group(a)	7,220	399,197
Saudi Tadawul Group Holding Co.	12,844	707,310
Saudi Telecom Co.	494,734	5,383,499
Savola Group (The)	66,245	794,035
Yanbu National Petrochemical Co.	64,223	656,868

		81,103,989

Singapore — 0.3%
CapitaLand Ascendas REIT	1,426,879	3,092,371
CapitaLand Integrated Commercial Trust	2,086,732	3,110,830
CapitaLand Investment Ltd./Singapore(b)	927,900	2,037,007
City Developments Ltd.(b)	111,500	506,075
DBS Group Holdings Ltd.	490,600	11,620,000
Genting Singapore Ltd.	2,646,900	1,987,833
Grab Holdings Ltd., Class A(a)	455,600	1,398,692
Jardine Cycle & Carriage Ltd.	30,000	578,881
Keppel Ltd.	520,300	2,764,750
Mapletree Logistics Trust	686,945	789,901
Mapletree Pan Asia Commercial Trust	546,400	591,704
Oversea-Chinese Banking Corp. Ltd.	884,700	8,462,482
Sea Ltd., ADR(a)	104,785	3,996,500
Seatrium Ltd.(a)(b)	11,383,430	844,801
Sembcorp Industries Ltd.	278,400	1,171,643
Singapore Airlines Ltd.	338,900	1,682,056
Singapore Exchange Ltd.	95,300	665,445
Singapore Technologies Engineering Ltd.	440,300	1,220,044
Singapore Telecommunications Ltd.	1,888,400	3,369,930
United Overseas Bank Ltd.	334,500	7,050,772
UOL Group Ltd.	86,200	400,276
Wilmar International Ltd.	425,000	1,040,692

		58,382,685

South Africa — 0.3%
Absa Group Ltd.	185,233	1,617,365
Anglo American Platinum Ltd.	15,298	647,661
Aspen Pharmacare Holdings Ltd.	105,329	1,091,855
Bid Corp. Ltd.	130,225	3,158,717
Bidvest Group Ltd. (The)	85,142	1,122,478
Capitec Bank Holdings Ltd.	24,906	2,652,664
Clicks Group Ltd.	54,661	878,605
Discovery Ltd.	94,243	697,315
Exxaro Resources Ltd.	51,288	510,963
FirstRand Ltd.	1,380,946	5,001,400
Gold Fields Ltd.	261,991	3,865,747
Harmony Gold Mining Co. Ltd.	133,997	837,581
Impala Platinum Holdings Ltd.	230,763	895,742
Kumba Iron Ore Ltd.	15,618	461,312
MTN Group Ltd.	489,229	2,496,512
Naspers Ltd., Class N	54,492	9,130,965
Nedbank Group Ltd.	158,159	1,837,339
Northam Platinum Holdings Ltd.	109,987	740,962
Old Mutual Ltd.	1,493,456	993,866
Remgro Ltd.	71,193	599,660
Sanlam Ltd.	803,552	3,065,708
Sasol Ltd.	163,853	1,423,179
Shoprite Holdings Ltd.	121,530	1,762,274

Security	Shares	Value

South Africa (continued)
Sibanye Stillwater Ltd.	636,895	$767,547
Standard Bank Group Ltd.	359,854	3,839,083
Vodacom Group Ltd.	119,982	598,292
Woolworths Holdings Ltd./South Africa	394,101	1,460,210

		52,155,002

South Korea — 1.2%
Amorepacific Corp.(a)	10,418	918,970
Celltrion Inc.	41,862	5,617,486
CJ CheilJedang Corp.	3,900	851,644
CosmoAM&T Co. Ltd.(a)	6,522	644,738
Coway Co. Ltd.(a)	18,395	763,019
DB Insurance Co. Ltd.(a)	8,850	583,797
Doosan Bobcat Inc.	16,048	611,172
Doosan Enerbility Co. Ltd.(a)	116,986	1,351,417
Ecopro BM Co. Ltd.(a)	13,429	2,131,609
Ecopro Co. Ltd.(a)	5,425	2,023,561
Hana Financial Group Inc.	92,774	3,317,360
Hankook Tire & Technology Co. Ltd.(a)	31,868	1,219,719
Hanmi Pharm Co. Ltd.(a)	3,034	736,099
Hanmi Semiconductor Co. Ltd.(a)	11,950	521,136
Hanwha Aerospace Co. Ltd.(a)	9,930	1,025,504
Hanwha Ocean Co. Ltd.(a)	15,622	256,728
Hanwha Solutions Corp.(a)	29,255	726,770
HD Hyundai Co. Ltd.	11,874	632,880
HD Hyundai Heavy Industries Co. Ltd.(a)	5,390	459,259
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	14,162	1,201,597
HLB Inc.(a)	38,445	1,939,110
HMM Co. Ltd.(a)	75,792	1,089,312
Hotel Shilla Co. Ltd.	7,699	335,353
HYBE Co. Ltd.(a)	4,698	708,332
Hyundai Engineering & Construction Co. Ltd.(a)	16,025	414,741
Hyundai Glovis Co. Ltd.(a)	7,623	998,175
Hyundai Mipo Dockyard Co. Ltd.(a)	6,445	324,877
Hyundai Mobis Co. Ltd.	18,166	2,847,584
Hyundai Motor Co.	44,865	6,525,625
Hyundai Steel Co.(a)	37,049	927,765
JYP Entertainment Corp.(a)	7,360	414,217
Kakao Corp.(a)	94,110	3,680,243
KakaoBank Corp.(a)	43,220	878,454
Kangwon Land Inc.(a)	26,358	295,726
KB Financial Group Inc.	100,584	4,268,556
Kia Corp.(a)	70,666	5,427,930
Korea Aerospace Industries Ltd.(a)	29,765	1,121,451
Korea Electric Power Corp.(a)	74,027	1,097,740
Korea Zinc Co. Ltd.	3,607	1,277,815
Korean Air Lines Co. Ltd.(a)	36,118	607,249
Krafton Inc.(a)	7,591	1,217,266
KT Corp.(a)	8,741	231,532
KT&G Corp.	32,859	2,231,595
Kum Yang Co. Ltd.(a)	8,754	511,411
Kumho Petrochemical Co. Ltd.(a)	4,449	414,861
L&F Co. Ltd.(a)	7,140	761,276
LG Chem Ltd.	14,766	4,788,390
LG Corp.(a)	27,859	1,710,640
LG Display Co. Ltd.(a)	83,249	723,442
LG Electronics Inc.	31,534	2,198,055
LG Energy Solution Ltd.(a)	12,866	3,651,894
LG H&H Co. Ltd.	2,967	672,471
LG Innotek Co. Ltd.	4,287	611,438
LG Uplus Corp.	31,770	243,240
Lotte Chemical Corp.(a)	7,152	699,578

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Meritz Financial Group Inc.(a)	26,284	$1,349,423
Mirae Asset Securities Co. Ltd.(a)	66,099	388,643
NAVER Corp.(a)	35,193	5,248,052
NCSoft Corp.(a)	4,588	677,142
Netmarble Corp.(a)(c)	7,710	336,082
Orion Corp./Republic of Korea	11,194	774,232
Pearl Abyss Corp.(a)	9,872	241,073
Posco DX Co. Ltd.(a)	14,512	618,452
POSCO Future M Co. Ltd.(a)	8,747	1,647,627
POSCO Holdings Inc.	19,113	6,064,177
Posco International Corp.(a)	14,038	551,030
Samsung Biologics Co. Ltd.(a)(c)	5,315	3,345,645
Samsung C&T Corp.	26,762	2,764,633
Samsung Electro-Mechanics Co. Ltd.	13,906	1,446,237
Samsung Electronics Co. Ltd.	1,292,702	70,241,328
Samsung Engineering Co. Ltd.(a)	41,262	688,229
Samsung Fire & Marine Insurance Co. Ltd.(a)	11,146	2,205,566
Samsung Heavy Industries Co. Ltd.(a)	224,945	1,225,974
Samsung Life Insurance Co. Ltd.	16,022	832,592
Samsung SDI Co. Ltd.	15,408	4,276,084
Samsung SDS Co. Ltd.	7,375	838,689
Samsung Securities Co. Ltd.	4,334	121,821
Shinhan Financial Group Co. Ltd.	104,370	3,197,903
SK Biopharmaceuticals Co. Ltd.(a)	12,444	864,337
SK Bioscience Co. Ltd.(a)	6,601	313,709
SK Hynix Inc.	146,897	14,710,360
SK IE Technology Co. Ltd.(a)(c)	7,817	433,273
SK Inc.	9,620	1,318,696
SK Innovation Co. Ltd.(a)	16,628	1,449,025
SK Square Co. Ltd.(a)	20,824	808,975
SK Telecom Co. Ltd.	14,960	562,476
SKC Co. Ltd.(a)	6,357	364,465
S-Oil Corp.	11,194	569,106
Woori Financial Group Inc.	165,965	1,720,784
Yuhan Corp.(a)	13,475	595,585

		214,233,234

Spain — 0.6%
Acciona SA	5,077	656,734
ACS Actividades de Construccion y Servicios SA	69,588	2,745,977
Aena SME SA(c)	17,513	3,098,175
Amadeus IT Group SA	121,277	8,499,137
Banco Bilbao Vizcaya Argentaria SA	1,671,203	15,641,518
Banco Santander SA	4,413,529	17,738,234
CaixaBank SA	1,135,087	4,840,000
Cellnex Telecom SA(c)	151,473	5,828,282
EDP Renovaveis SA	78,056	1,263,979
Enagas SA	14,013	228,128
Endesa SA	88,166	1,746,741
Grifols SA(a)(b)	89,664	976,687
Iberdrola SA	1,646,522	19,825,699
Iberdrola SA, NVS	29,238	352,055
Industria de Diseno Textil SA	287,083	12,274,913
Naturgy Energy Group SA	47,992	1,292,317
Redeia Corp. SA	116,669	1,941,386
Repsol SA	354,227	5,231,324
Telefonica SA	1,400,732	5,699,345

		109,880,631

Sweden — 0.7%
Alfa Laval AB	85,253	3,128,172
Assa Abloy AB, Class B	274,354	7,524,355
Atlas Copco AB, Class A	772,638	12,330,849

Security	Shares	Value

Sweden (continued)
Atlas Copco AB, Class B	380,298	$5,266,348
Beijer Ref AB, Class B	124,113	1,689,797
Boliden AB	81,231	2,156,087
Epiroc AB	180,997	3,197,991
EQT AB	90,239	2,423,111
Essity AB, Class B	161,544	3,793,585
Evolution AB(c)	50,877	5,940,581
Fastighets AB Balder, Class B(a)	191,158	1,268,771
Getinge AB, Class B	62,515	1,336,391
H & M Hennes & Mauritz AB, Class B	177,833	2,509,000
Hexagon AB, Class B	586,530	6,401,146
Holmen AB, Class B	24,672	972,306
Husqvarna AB, Class B	103,301	803,569
Industrivarden AB, Class A	16,672	524,868
Industrivarden AB, Class C	58,484	1,838,098
Indutrade AB	73,556	1,786,975
Investment AB Latour, Class B	39,962	1,005,068
Investor AB, Class B	491,525	11,572,841
L E Lundbergforetagen AB, Class B	17,171	895,310
Lifco AB, Class B	87,196	2,103,769
Nibe Industrier AB, Class B	421,365	2,517,732
Saab AB, Class B	23,098	1,487,302
Sagax AB, Class B	45,507	1,105,880
Sandvik AB	293,191	6,161,668
Securitas AB, Class B	122,768	1,192,575
Skandinaviska Enskilda Banken AB, Class A	428,216	6,081,582
Skanska AB, Class B	88,627	1,536,757
SKF AB, Class B	101,539	2,000,838
Svenska Cellulosa AB SCA, Class B	187,678	2,555,033
Svenska Handelsbanken AB, Class A	400,599	4,318,590
Swedbank AB, Class A	238,388	4,857,865
Swedish Orphan Biovitrum AB(a)	49,309	1,384,011
Tele2 AB, Class B	129,607	1,105,033
Telefonaktiebolaget LM Ericsson, Class B	790,437	4,381,768
Telia Co. AB	703,469	1,814,368
Volvo AB, Class B	426,075	10,211,024
Volvo Car AB, Class B(a)(b)	160,441	418,270

		133,599,284

Switzerland — 2.5%
ABB Ltd., Registered	441,643	18,686,711
Adecco Group AG, Registered	46,126	1,994,629
Alcon Inc.	134,145	10,097,764
Avolta AG, Registered(a)	24,763	946,066
Bachem Holding AG, Class B	8,562	573,172
Baloise Holding AG, Registered	11,869	1,895,967
Banque Cantonale Vaudoise, Registered	8,978	1,149,511
Barry Callebaut AG, Registered	707	1,032,649
BKW AG	5,568	884,579
Bunge Global SA	39,918	3,516,377
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	424	5,388,594
Chocoladefabriken Lindt & Spruengli AG, Registered	30	3,802,769
Cie. Financiere Richemont SA, Class A, Registered	139,960	20,788,895
Clariant AG, Registered	65,002	832,135
Coca-Cola HBC AG, Class DI	66,627	1,958,617
DSM-Firmenich AG	49,555	5,239,476
EMS-Chemie Holding AG, Registered	1,756	1,325,630
Geberit AG, Registered	10,041	5,779,880
Givaudan SA, Registered	2,518	10,471,195
Helvetia Holding AG, Registered	9,221	1,331,701

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Holcim AG	140,552	$10,735,196
Julius Baer Group Ltd.	64,328	3,502,106
Kuehne + Nagel International AG, Registered	15,344	5,199,769
Logitech International SA, Registered	46,321	3,883,241
Lonza Group AG, Registered	20,783	10,160,927
Nestle SA, Registered	728,292	82,989,257
Novartis AG, Registered	558,203	57,725,848
Partners Group Holding AG	6,258	8,443,137
Roche Holding AG, Bearer	8,447	2,558,828
Roche Holding AG, NVS	192,111	54,697,143
Sandoz Group AG(a)	111,259	3,815,626

Schindler Holding AG, Participation Certificates, NVS	10,015	2,494,623
Schindler Holding AG, Registered	9,299	2,213,542
SGS SA	40,377	3,731,070
Siemens Energy AG(a)(b)	142,414	2,115,840
SIG Group AG	79,347	1,660,907
Sika AG, Registered	41,659	11,500,293
Sonova Holding AG, Registered	14,339	4,582,694
STMicroelectronics NV	183,005	8,035,293
Straumann Holding AG	29,589	4,494,610
Swatch Group AG (The), Bearer	10,357	2,431,397
Swiss Life Holding AG, Registered	8,498	6,102,652
Swiss Prime Site AG, Registered	27,709	2,806,516
Swiss Re AG	80,169	9,179,385
Swisscom AG, Registered	7,172	4,290,890
Temenos AG, Registered	18,374	1,869,929
UBS Group AG, Registered	901,921	26,996,847
VAT Group AG(c)	7,763	3,613,900
Zurich Insurance Group AG	40,084	20,366,260

		459,894,043

Taiwan — 1.7%
Accton Technology Corp.	166,000	2,792,544
Acer Inc.	808,000	1,186,623
Advantech Co. Ltd.	131,312	1,415,440
Airtac International Group	48,393	1,450,326
Alchip Technologies Ltd.	21,000	2,604,838
ASE Technology Holding Co. Ltd.	965,873	4,176,217
Asia Cement Corp.	754,000	956,160
Asustek Computer Inc.	206,000	2,925,058
AUO Corp.	1,830,400	1,069,685
Catcher Technology Co. Ltd.	155,000	963,130
Cathay Financial Holding Co. Ltd.	2,730,264	3,839,378
Chailease Holding Co. Ltd.	456,272	2,525,704
Chang Hwa Commercial Bank Ltd.	990,017	552,681
China Airlines Ltd.	815,000	529,367
China Development Financial Holding Corp.(a)	4,513,000	1,732,618
China Steel Corp.	2,940,305	2,356,163
Chunghwa Telecom Co. Ltd.	1,003,140	3,802,814
Compal Electronics Inc.	898,000	1,029,877
CTBC Financial Holding Co. Ltd.	4,830,142	4,381,960
Delta Electronics Inc.	561,000	5,020,161
E Ink Holdings Inc.	265,000	1,757,402
E.Sun Financial Holding Co. Ltd.	4,599,240	3,630,131
Eclat Textile Co. Ltd.	65,000	1,134,462
eMemory Technology Inc.	21,000	1,872,979
Eva Airways Corp.	729,000	734,819
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,448,562
Far EasTone Telecommunications Co. Ltd.	445,000	1,142,235
Feng TAY Enterprise Co. Ltd.	152,096	784,210
First Financial Holding Co. Ltd.	2,932,942	2,488,953
Formosa Chemicals & Fibre Corp.	1,042,000	1,881,194

Security	Shares	Value

Taiwan (continued)
Formosa Plastics Corp.	1,148,160	$2,638,524
Fubon Financial Holding Co. Ltd.	2,457,439	5,051,386
Gigabyte Technology Co. Ltd.	134,000	1,326,008
Global Unichip Corp.	24,000	1,178,321
Globalwafers Co. Ltd.	71,000	1,311,698
Hon Hai Precision Industry Co. Ltd.	3,597,000	11,766,591
Hotai Motor Co. Ltd.	102,000	2,066,320
Hua Nan Financial Holdings Co. Ltd.	2,394,398	1,649,378
Innolux Corp.	2,554,317	1,328,450
Inventec Corp.	706,000	1,239,960
Largan Precision Co. Ltd.	32,000	2,537,110
Lite-On Technology Corp.	658,000	2,278,728
MediaTek Inc.	430,000	13,268,776
Mega Financial Holding Co. Ltd.	2,852,654	3,426,666
Micro-Star International Co. Ltd.	269,000	1,560,207
momo.com Inc.	32,560	451,965
Nan Ya Plastics Corp.	1,312,830	2,544,276
Nan Ya Printed Circuit Board Corp.	86,000	620,872
Nanya Technology Corp.	331,000	725,971
Novatek Microelectronics Corp.	175,000	2,850,697
Parade Technologies Ltd.	25,000	886,928
Pegatron Corp.	450,000	1,186,276
PharmaEssentia Corp.(a)	74,000	743,028
Powerchip Semiconductor Manufacturing Corp.	873,000	750,629
President Chain Store Corp.	175,000	1,475,486
Quanta Computer Inc.	759,000	6,001,424
Realtek Semiconductor Corp.	153,000	2,289,705
Ruentex Development Co. Ltd.	588,600	670,488
Shanghai Commercial & Savings Bank Ltd. (The)	1,094,851	1,547,398
Silergy Corp.	100,000	1,230,674
SinoPac Financial Holdings Co. Ltd.	2,987,887	1,828,503
Taishin Financial Holding Co. Ltd.	2,691,063	1,474,195
Taiwan Cement Corp.	1,717,227	1,747,679
Taiwan Cooperative Financial Holding Co. Ltd.	3,260,968	2,645,611
Taiwan High Speed Rail Corp.	545,000	514,232
Taiwan Mobile Co. Ltd.	532,000	1,662,947
Taiwan Semiconductor Manufacturing Co. Ltd.	6,758,000	135,284,968
Unimicron Technology Corp.	388,000	2,176,788
Uni-President Enterprises Corp.	1,466,600	3,389,141
United Microelectronics Corp.	3,179,000	4,951,795
Vanguard International Semiconductor Corp.	314,000	736,760
Voltronic Power Technology Corp.	24,000	1,026,308
Walsin Lihwa Corp.	849,869	959,576
Wan Hai Lines Ltd.	234,600	366,280
Winbond Electronics Corp.	1,028,804	894,252
Wistron Corp.	789,000	2,888,783
Wiwynn Corp.	33,000	2,326,526
WPG Holdings Ltd.	267,000	743,302
Yageo Corp.	105,858	1,861,947
Yang Ming Marine Transport Corp.	525,000	800,533
Yuanta Financial Holding Co. Ltd.	3,692,037	3,182,882
Zhen Ding Technology Holding Ltd.	198,000	637,430

		310,890,069

Thailand — 0.2%
Advanced Info Service PCL, NVDR	338,200	2,085,809
Airports of Thailand PCL, NVDR(b)	1,643,300	2,767,078
Bangkok Dusit Medical Services PCL, NVDR	4,077,800	3,160,856
Bangkok Expressway & Metro PCL, NVDR	3,272,100	677,586
Banpu PCL, NVDR	1,942,103	339,029
BTS Group Holdings PCL, NVDR	2,719,400	459,501
Central Pattana PCL, NVDR	949,800	1,731,442
Charoen Pokphand Foods PCL, NVDR(b)	2,471,200	1,296,587

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
CP ALL PCL, NVDR	1,829,600	$2,693,357
CP Axtra PCL(b)	226,400	181,487
Delta Electronics Thailand PCL, NVDR	975,800	2,159,463
Energy Absolute PCL, NVDR(b)	627,000	700,896
Global Power Synergy PCL, NVDR	432,000	598,337
Gulf Energy Development PCL, NVDR(b)	1,230,356	1,506,984
Indorama Ventures PCL, NVDR(b)	846,033	562,736
Intouch Holdings PCL, NVDR	712,900	1,480,421
Muangthai Capital PCL, NVDR	203,800	243,694
Osotspa PCL, NVDR	290,500	170,317
PTT Exploration & Production PCL, NVDR	456,300	1,925,728
PTT Global Chemical PCL, NVDR(b)	608,700	573,955
PTT Oil & Retail Business PCL, NVDR	818,900	412,659
PTT Public Co. Ltd., NVDR	2,715,300	2,577,575
Siam Cement PCL (The), NVDR	199,700	1,520,067
True Corp. PCL(a)(b)	2,367,090	402,509

		30,228,073

Turkey — 0.1%
Akbank TAS	1,082,756	1,409,434
Aselsan Elektronik Sanayi Ve Ticaret AS	535,777	893,403
BIM Birlesik Magazalar AS	203,952	2,557,546
Eregli Demir ve Celik Fabrikalari TAS(a)	518,327	734,945
Haci Omer Sabanci Holding AS	141,659	338,558
Hektas Ticaret TAS(a)	357,638	209,576
KOC Holding AS	152,236	804,026
Koza Altin Isletmeleri AS	465,519	318,477
Sasa Polyester Sanayi AS(a)	277,687	352,313
Turk Hava Yollari AO(a)	173,181	1,552,375
Turkcell Iletisim Hizmetleri AS	381,536	861,898
Turkiye Is Bankasi AS, Class C	826,360	696,784
Turkiye Petrol Rafinerileri AS	316,186	1,557,798
Turkiye Sise ve Cam Fabrikalari AS	551,199	894,036
Yapi ve Kredi Bankasi AS	741,537	532,609

		13,713,778

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	804,167	1,970,488
Abu Dhabi Islamic Bank PJSC	313,509	955,989
Abu Dhabi National Oil Co. for Distribution PJSC	795,855	769,214
Aldar Properties PJSC	1,041,081	1,445,572
Emaar Properties PJSC	1,546,339	3,126,498
Emirates NBD Bank PJSC	669,356	3,225,636
Emirates Telecommunications Group Co. PJSC	958,385	5,004,649
First Abu Dhabi Bank PJSC	1,247,286	4,972,543
Multiply Group PJSC(a)	874,435	686,619

		22,157,208

United Kingdom — 3.4%
3i Group PLC	305,518	9,564,222
abrdn PLC	684,286	1,455,774
Admiral Group PLC	49,434	1,571,859
Anglo American PLC	317,578	7,570,323
Anglogold Ashanti PLC, NVS	105,306	1,884,460
Antofagasta PLC	130,910	2,853,216
Ashtead Group PLC	131,360	8,589,878
Associated British Foods PLC	96,996	2,872,958
AstraZeneca PLC	421,338	55,859,660
Auto Trader Group PLC(c)	287,336	2,643,456
Aviva PLC	640,838	3,498,062
BAE Systems PLC	897,003	13,362,173
Barclays PLC	4,262,871	7,921,809
Barratt Developments PLC	287,297	1,958,024
Berkeley Group Holdings PLC	43,392	2,627,586

Security	Shares	Value

United Kingdom (continued)
BP PLC	4,975,463	$29,058,776
British American Tobacco PLC	573,740	16,915,924
BT Group PLC	1,881,423	2,665,471
Bunzl PLC	76,235	3,098,172
Burberry Group PLC	122,762	2,022,126
Centrica PLC	1,255,488	2,197,166
Coca-Cola Europacific Partners PLC	58,020	3,997,578
Compass Group PLC	461,359	12,707,558
Croda International PLC	29,451	1,782,568
DCC PLC	25,053	1,821,336
Diageo PLC	603,739	21,805,763
Endeavour Mining PLC	30,379	539,650
Entain PLC	166,704	2,030,520
Experian PLC	259,601	10,805,214
Glencore PLC	2,793,362	14,779,562
GSK PLC	1,113,216	22,016,889
Haleon PLC	1,306,335	5,306,023
Halma PLC	83,111	2,300,437
Hargreaves Lansdown PLC	82,269	793,848
Hikma Pharmaceuticals PLC	35,719	871,438
HSBC Holdings PLC	5,423,702	42,346,651
Imperial Brands PLC	254,373	6,106,256
Informa PLC	307,711	3,022,199
InterContinental Hotels Group PLC	35,818	3,393,865
Intertek Group PLC	49,591	2,814,818
J Sainsbury PLC	604,787	2,064,840
JD Sports Fashion PLC	620,378	916,741
Kingfisher PLC	634,826	1,765,023
Land Securities Group PLC	235,657	1,986,754
Legal & General Group PLC	1,682,820	5,412,693
Lloyds Banking Group PLC	18,716,799	10,033,240
London Stock Exchange Group PLC	115,386	13,051,777
M&G PLC	602,164	1,702,539
Melrose Industries PLC	352,463	2,627,078
Mondi PLC, NVS	74,578	1,336,410
National Grid PLC	1,000,813	13,329,932
NatWest Group PLC, NVS	1,411,506	3,983,465
Next PLC	40,029	4,273,357
NMC Health PLC, NVS(d)	19,275	—
Ocado Group PLC(a)	152,309	1,043,303
Pearson PLC	219,471	2,692,421
Persimmon PLC	89,964	1,656,966
Prudential PLC	758,210	7,788,763
Reckitt Benckiser Group PLC	187,824	13,579,843
RELX PLC	533,188	22,006,833
Rentokil Initial PLC	631,681	3,252,996
Rio Tinto PLC	326,916	22,628,934
Rolls-Royce Holdings PLC(a)	2,250,904	8,545,445
Sage Group PLC (The)	217,942	3,244,703
Schroders PLC	122,022	624,277
Segro PLC	263,624	2,927,826
Severn Trent PLC	90,600	2,978,115
Shell PLC	1,852,619	57,435,464
Smith & Nephew PLC	251,452	3,516,557
Smiths Group PLC	88,429	1,812,232
Spirax-Sarco Engineering PLC	16,979	2,136,991
SSE PLC	284,660	6,062,669
St. James’s Place PLC	221,610	1,824,361
Standard Chartered PLC	718,132	5,427,312
Taylor Wimpey PLC	1,058,467	1,976,149
Tesco PLC	1,939,361	7,027,506
Unilever PLC	687,560	33,456,817

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	134,597	$1,812,855
Vodafone Group PLC	6,569,150	5,584,700
Whitbread PLC	43,850	1,987,630
Wise PLC, Class A(a)	167,327	1,706,719
WPP PLC	351,666	3,400,783

		630,056,287

United States — 63.1%
3M Co.	152,936	14,429,512
A O Smith Corp.	37,315	2,896,017
Abbott Laboratories	472,223	53,432,032
AbbVie Inc.	482,848	79,380,211
Accenture PLC, Class A	171,522	62,413,425
Adobe Inc.(a)	125,189	77,339,260
Advanced Micro Devices Inc.(a)	443,525	74,374,707
AECOM	34,757	3,065,220
AES Corp. (The)	188,890	3,150,685
Aflac Inc.	150,555	12,697,809
Agilent Technologies Inc.	79,079	10,288,178
Air Products and Chemicals Inc.	60,996	15,597,287
Airbnb Inc.(a)(b)	116,945	16,856,452
Akamai Technologies Inc.(a)	42,299	5,212,506
Albemarle Corp.	31,759	3,644,028
Albertsons Companies Inc., Class A	73,299	1,555,405
Alexandria Real Estate Equities Inc.	49,423	5,975,241
Align Technology Inc.(a)	20,192	5,397,725
Allegion PLC	27,312	3,383,684
Alliant Energy Corp.	72,957	3,550,088
Allstate Corp. (The)	70,839	10,997,755
Ally Financial Inc.	78,583	2,882,424
Alnylam Pharmaceuticals Inc.(a)	33,530	5,797,672
Alphabet Inc., Class A(a)	1,629,493	228,291,969
Alphabet Inc., Class C, NVS(a)	1,440,095	204,205,471
Altria Group Inc.	481,859	19,332,183
Amazon.com Inc.(a)	2,549,750	395,721,200
Amcor PLC	420,328	3,963,693
Ameren Corp.	70,524	4,906,355
American Electric Power Co. Inc.	137,936	10,778,319
American Express Co.	174,079	34,944,618
American Financial Group Inc./OH	22,002	2,649,041
American Homes 4 Rent, Class A	81,958	2,872,628
American International Group Inc.	194,062	13,489,250
American Tower Corp.	128,920	25,223,198
American Water Works Co. Inc.	55,365	6,866,367
Ameriprise Financial Inc.	28,809	11,144,185
AMETEK Inc.	62,038	10,053,258
Amgen Inc.	145,267	45,651,607
Amphenol Corp., Class A	163,321	16,511,753
Analog Devices Inc.	135,921	26,145,764
Annaly Capital Management Inc.	132,748	2,547,434
Ansys Inc.(a)	24,555	8,049,866
Aon PLC, Class A	55,260	16,491,242
APA Corp.	83,515	2,616,525
Apollo Global Management Inc.	110,001	11,044,100
Apple Inc.	4,293,255	791,676,222
Applied Materials Inc.	228,662	37,569,167
Aptiv PLC(a)	78,377	6,374,401
Arch Capital Group Ltd.(a)	108,634	8,954,701
Archer-Daniels-Midland Co.	148,245	8,239,457
Ares Management Corp., Class A	45,170	5,487,252
Arista Networks Inc.(a)	72,048	18,637,377
Arthur J Gallagher & Co.	61,125	14,190,780
Aspen Technology Inc.(a)(b)	7,971	1,530,352

Security	Shares	Value

United States (continued)
Assurant Inc.	14,956	$2,511,860
AT&T Inc.	1,963,467	34,733,731
Atlassian Corp., NVS(a)	41,890	10,462,865
Atmos Energy Corp.	37,633	4,287,904
Autodesk Inc.(a)	57,840	14,680,370
Automatic Data Processing Inc.	112,146	27,563,244
AutoZone Inc.(a)	5,058	13,970,854
AvalonBay Communities Inc.	37,485	6,710,190
Avantor Inc.(a)	169,865	3,905,196
Avery Dennison Corp.	23,754	4,737,735
Axon Enterprise Inc.(a)	18,966	4,723,672
Baker Hughes Co., Class A	271,242	7,730,397
Ball Corp.	87,857	4,871,671
Bank of America Corp.	1,964,134	66,800,197
Bank of New York Mellon Corp. (The)	218,222	12,102,592
Bath & Body Works Inc.	59,388	2,533,492
Baxter International Inc.	133,397	5,161,130
Becton Dickinson and Co.	78,477	18,741,092
Bentley Systems Inc., Class B	59,345	2,990,988
Berkshire Hathaway Inc., Class B(a)	359,260	137,862,432
Best Buy Co. Inc.	53,810	3,900,687
BILL Holdings Inc.(a)(b)	24,903	1,943,679
Biogen Inc.(a)	39,222	9,674,499
BioMarin Pharmaceutical Inc.(a)	50,825	4,476,666
Bio-Rad Laboratories Inc., Class A(a)	6,500	2,085,785
Bio-Techne Corp.	41,443	2,914,272
BlackRock Inc.(f)	40,779	31,575,587
Blackstone Inc., NVS	192,607	23,969,941
Block Inc.(a)	149,868	9,742,919
Boeing Co. (The)(a)	157,843	33,311,187
Booking Holdings Inc.(a)	9,782	34,310,072
Booz Allen Hamilton Holding Corp., Class A	38,366	5,400,782
BorgWarner Inc.	66,383	2,250,384
Boston Properties Inc.	41,482	2,758,553
Boston Scientific Corp.(a)	402,148	25,439,883
Bristol-Myers Squibb Co.	570,255	27,868,362
Broadcom Inc.	121,625	143,517,500
Broadridge Financial Solutions Inc.	34,593	7,063,891
Brown & Brown Inc.	67,901	5,266,402
Brown-Forman Corp., Class B	86,453	4,746,270
Builders FirstSource Inc.(a)	37,317	6,483,082
Burlington Stores Inc.(a)	18,104	3,460,580
Cadence Design Systems Inc.(a)	73,683	21,254,598
Caesars Entertainment Inc.(a)	56,948	2,498,309
Camden Property Trust	26,770	2,512,097
Campbell Soup Co.	58,367	2,604,919
Capital One Financial Corp.	102,678	13,894,387
Cardinal Health Inc.	67,998	7,424,702
Carlisle Companies Inc.	14,012	4,403,411
Carlyle Group Inc. (The)	54,260	2,171,485
CarMax Inc.(a)(b)	44,732	3,184,024
Carnival Corp.(a)	275,883	4,574,140
Carrier Global Corp.	227,144	12,427,048
Catalent Inc.(a)	47,850	2,470,974
Caterpillar Inc.	139,655	41,939,793
Cboe Global Markets Inc.	28,453	5,231,084
CBRE Group Inc., Class A(a)	84,791	7,318,311
CDW Corp./DE	38,259	8,674,080
Celanese Corp., Class A	30,586	4,474,426
Celsius Holdings Inc.(a)	41,557	2,073,694
Cencora Inc.	46,103	10,727,246
Centene Corp.(a)	150,444	11,329,938

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CenterPoint Energy Inc.	188,789	$5,274,765
Ceridian HCM Holding Inc.(a)(b)	39,169	2,723,029
CF Industries Holdings Inc.	52,767	3,984,436
CH Robinson Worldwide Inc.	33,395	2,808,186
Charles River Laboratories International Inc.(a)(b)	12,793	2,766,870
Charles Schwab Corp. (The)	409,466	25,763,601
Charter Communications Inc., Class A(a)	26,497	9,822,703
Cheniere Energy Inc.	66,004	10,823,996
Chesapeake Energy Corp.	30,752	2,371,287
Chevron Corp.	498,299	73,464,222
Chipotle Mexican Grill Inc., Class A(a)	7,494	18,051,322
Chubb Ltd.	111,827	27,397,615
Church & Dwight Co. Inc.	69,340	6,923,599
Cigna Group (The)	81,212	24,440,751
Cincinnati Financial Corp.	43,024	4,767,059
Cintas Corp.	26,300	15,900,191
Cisco Systems Inc.	1,114,194	55,910,255
Citigroup Inc.	523,719	29,417,296
Citizens Financial Group Inc.	135,093	4,417,541
Cleveland-Cliffs Inc.(a)	139,481	2,796,594
Clorox Co. (The)	33,700	4,894,925
Cloudflare Inc., Class A(a)(b)	77,428	6,120,683
CME Group Inc.	98,150	20,203,196
CMS Energy Corp.	79,470	4,542,505
Coca-Cola Co. (The)	1,128,294	67,122,210
Cognizant Technology Solutions Corp., Class A	141,832	10,938,084
Coinbase Global Inc., Class A(a)	46,084	5,907,969
Colgate-Palmolive Co.	213,570	17,982,594
Comcast Corp., Class A	1,132,048	52,685,514
Conagra Brands Inc.	138,265	4,030,425
Confluent Inc.(a)(b)	44,763	1,000,901
ConocoPhillips	326,791	36,558,109
Consolidated Edison Inc.	94,451	8,585,596
Constellation Brands Inc., Class A	45,897	11,248,437
Constellation Energy Corp.	90,398	11,028,556
Cooper Companies Inc. (The)	14,048	5,240,325
Copart Inc.(a)	228,574	10,980,695
Corning Inc.	210,779	6,848,210
Corteva Inc.	194,230	8,833,580
CoStar Group Inc.(a)	110,864	9,254,927
Costco Wholesale Corp.	121,320	84,302,842
Coterra Energy Inc.	210,918	5,247,640
Crowdstrike Holdings Inc., Class A(a)	62,783	18,364,028
Crown Castle Inc.	118,628	12,841,481
Crown Holdings Inc.	33,557	2,969,795
CSX Corp.	545,662	19,480,133
Cummins Inc.	39,074	9,350,408
CVS Health Corp.	348,562	25,922,556
Danaher Corp.	190,751	45,763,072
Darden Restaurants Inc.	35,048	5,698,104
Darling Ingredients Inc.(a)	40,793	1,766,337
Datadog Inc., Class A(a)	69,944	8,703,831
DaVita Inc.(a)	15,742	1,702,655
Deckers Outdoor Corp.(a)	6,824	5,143,454
Deere & Co.	74,274	29,232,761
Dell Technologies Inc., Class C	68,160	5,649,101
Delta Air Lines Inc.	43,511	1,703,021
Devon Energy Corp.	178,461	7,498,931
Dexcom Inc.(a)	105,717	12,828,758
Diamondback Energy Inc.	46,657	7,173,047
Dick’s Sporting Goods Inc.	16,742	2,495,730
Digital Realty Trust Inc.	83,978	11,795,550

Security	Shares	Value

United States (continued)
Discover Financial Services	71,855	$7,582,140
DocuSign Inc., Class A(a)	54,580	3,325,014
Dollar General Corp.	62,121	8,204,320
Dollar Tree Inc.(a)(b)	59,967	7,832,890
Dominion Energy Inc.	231,792	10,597,530
Domino’s Pizza Inc.	9,535	4,064,008
DoorDash Inc., Class A(a)	67,516	7,035,167
Dover Corp.	40,352	6,043,923
Dow Inc.	193,116	10,351,018
DR Horton Inc.	86,346	12,339,707
DraftKings Inc., Class A (a)	112,483	4,392,461
Dropbox Inc., Class A(a)	88,152	2,792,655
DTE Energy Co.	53,522	5,642,289
Duke Energy Corp.	208,339	19,965,126
DuPont de Nemours Inc.	125,584	7,761,091
Dynatrace Inc.(a)	68,611	3,910,827
Eastman Chemical Co.	30,848	2,577,350
Eaton Corp. PLC	108,376	26,669,166
eBay Inc.	138,411	5,684,540
Ecolab Inc.	71,354	14,143,790
Edison International	100,728	6,797,125
Edwards Lifesciences Corp.(a)	164,252	12,888,854
Electronic Arts Inc.	69,479	9,558,921
Elevance Health Inc.	64,720	31,935,437
Eli Lilly & Co.	221,107	142,748,890
Emerson Electric Co.	153,892	14,116,513
Enphase Energy Inc.(a)(b)	36,819	3,833,962
Entegris Inc.	40,868	4,810,164
Entergy Corp.	54,852	5,472,036
EOG Resources Inc.	157,864	17,963,345
EPAM Systems Inc.(a)	16,110	4,480,352
EQT Corp.	105,613	3,738,700
Equifax Inc.	35,183	8,596,614
Equinix Inc.	25,328	21,016,415
Equitable Holdings Inc.	108,637	3,551,344
Equity LifeStyle Properties Inc.	47,480	3,213,921
Equity Residential	97,611	5,875,206
Erie Indemnity Co., Class A, NVS	7,046	2,436,718
Essential Utilities Inc.	65,991	2,366,437
Essex Property Trust Inc.	18,286	4,265,575
Estee Lauder Companies Inc. (The), Class A	64,472	8,509,659
Etsy Inc.(a)(b)	33,815	2,250,726
Everest Group Ltd.	12,038	4,634,269
Evergy Inc.	64,940	3,297,004
Eversource Energy	101,002	5,476,328
Exact Sciences Corp.(a)	48,197	3,152,084
Exelon Corp.	264,148	9,194,992
Expedia Group Inc.(a)	39,097	5,799,258
Expeditors International of Washington Inc.	41,439	5,234,989
Extra Space Storage Inc.	56,962	8,227,591
Exxon Mobil Corp.	1,097,085	112,791,309
F5 Inc.(a)	17,194	3,158,538
FactSet Research Systems Inc.	11,253	5,355,528
Fair Isaac Corp.(a)	7,134	8,552,453
Fastenal Co.	157,346	10,735,718
FedEx Corp.	66,692	16,092,113
Ferguson PLC	56,718	10,655,043
Fidelity National Financial Inc.	78,594	3,932,058
Fidelity National Information Services Inc.	160,707	10,005,618
Fifth Third Bancorp	188,609	6,457,972
First Citizens BancShares Inc./NC, Class A	2,989	4,513,390
First Solar Inc.(a)(b)	27,718	4,055,143

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
FirstEnergy Corp.	145,886	$5,351,098
Fiserv Inc.(a)	168,902	23,962,127
FleetCor Technologies Inc.(a)	19,441	5,636,529
FMC Corp.	36,263	2,037,981
Ford Motor Co.	1,086,613	12,735,104
Fortinet Inc.(a)	179,588	11,581,630
Fortive Corp.	96,044	7,508,720
Fortune Brands Home & Security Inc., NVS	32,707	2,537,736
Fox Corp., Class A, NVS	103,107	3,330,356
Franklin Resources Inc.	82,406	2,194,472
Freeport-McMoRan Inc.	382,219	15,170,272
Gaming and Leisure Properties Inc.	67,031	3,059,965
Garmin Ltd.	41,621	4,973,293
Gartner Inc.(a)	21,488	9,829,471
GE HealthCare Technologies Inc., NVS(a)	111,424	8,174,065
Gen Digital Inc.	163,688	3,843,394
General Dynamics Corp.	63,807	16,908,217
General Electric Co.	298,922	39,583,251
General Mills Inc.	158,054	10,259,285
General Motors Co.	372,204	14,441,515
Genuine Parts Co.	41,176	5,774,110
Gilead Sciences Inc.	340,835	26,673,747
Global Payments Inc.	71,626	9,542,732
Globe Life Inc.	27,899	3,426,555
GoDaddy Inc., Class A(a)	40,348	4,303,518
Goldman Sachs Group Inc. (The)	90,571	34,780,170
Graco Inc.	45,496	3,880,809
Halliburton Co.	245,728	8,760,203
Hartford Financial Services Group Inc. (The)	81,812	7,114,372
Hasbro Inc.	35,583	1,741,788
HCA Healthcare Inc.	56,446	17,210,385
Healthpeak Properties Inc.	155,057	2,868,555
HEICO Corp.	13,594	2,441,346
HEICO Corp., Class A	17,405	2,462,285
Henry Schein Inc.(a)	38,742	2,899,451
Hershey Co. (The)	41,344	8,001,718
Hess Corp.	72,792	10,229,460
Hewlett Packard Enterprise Co.	360,625	5,513,956
HF Sinclair Corp.	41,042	2,318,463
Hilton Worldwide Holdings Inc.	74,809	14,285,527
Hologic Inc.(a)	67,863	5,051,722
Home Depot Inc. (The)	274,111	96,750,219
Honeywell International Inc.	179,870	36,380,506
Hormel Foods Corp.	82,677	2,510,901
Host Hotels & Resorts Inc.	197,424	3,794,489
Howmet Aerospace Inc.	111,313	6,262,469
HP Inc.	256,324	7,359,062
Hubbell Inc., Class B	14,889	4,996,302
HubSpot Inc.(a)	12,772	7,803,692
Humana Inc.	34,023	12,862,735
Huntington Bancshares Inc./OH	421,970	5,371,678
Huntington Ingalls Industries Inc.	12,359	3,199,992
Hyatt Hotels Corp., Class A(b)	10,966	1,407,705
IDEX Corp.	22,380	4,733,370
IDEXX Laboratories Inc.(a)	22,622	11,652,140
Illinois Tool Works Inc.	83,940	21,899,946
Illumina Inc.(a)	42,155	6,028,587
Incyte Corp.(a)	51,687	3,037,645
Ingersoll Rand Inc.	108,346	8,652,512
Insulet Corp.(a)	18,557	3,541,975
Intel Corp.	1,144,942	49,324,101
Intercontinental Exchange Inc.	156,311	19,903,080

Security	Shares	Value

United States (continued)
International Business Machines Corp.	250,207	$45,953,018
International Flavors & Fragrances Inc.	70,220	5,665,350
International Paper Co.	88,283	3,163,180
Interpublic Group of Companies Inc. (The)	120,613	3,979,023
Intuit Inc.	77,229	48,756,985
Intuitive Surgical Inc.(a)	95,589	36,153,672
Invitation Homes Inc.	179,060	5,896,446
IQVIA Holdings Inc.(a)	52,836	11,002,040
Iron Mountain Inc.	82,328	5,558,787
Jabil Inc.	36,115	4,524,848
Jack Henry & Associates Inc.	20,393	3,381,771
Jacobs Solutions Inc., NVS	34,501	4,649,700
Jazz Pharmaceuticals PLC(a)	18,129	2,224,791
JB Hunt Transport Services Inc.	23,402	4,703,334
JM Smucker Co. (The)	28,382	3,733,652
Johnson & Johnson	659,553	104,802,972
Johnson Controls International PLC	184,421	9,717,143
JPMorgan Chase & Co.	798,154	139,166,131
Juniper Networks Inc.	88,826	3,283,009
Kellanova	72,315	3,959,969
Kenvue Inc.	463,500	9,622,260
Keurig Dr Pepper Inc.	283,409	8,910,379
KeyCorp	254,331	3,695,429
Keysight Technologies Inc.(a)	48,983	7,507,135
Kimberly-Clark Corp.	93,426	11,301,743
Kimco Realty Corp.	160,799	3,248,140
Kinder Morgan Inc.	592,314	10,021,953
KKR & Co. Inc.	159,680	13,825,094
KLA Corp.	37,176	22,084,031
Knight-Swift Transportation Holdings Inc.	45,098	2,587,723
Kraft Heinz Co. (The)	230,321	8,551,819
Kroger Co. (The)	184,995	8,535,669
L3Harris Technologies Inc.	51,286	10,689,028
Laboratory Corp. of America Holdings	23,786	5,287,628
Lam Research Corp.	36,482	30,103,852
Lamb Weston Holdings Inc.	40,019	4,099,546
Las Vegas Sands Corp.	98,789	4,832,758
Lattice Semiconductor Corp.(a)	38,010	2,313,289
Lear Corp.	18,089	2,404,028
Leidos Holdings Inc.	36,982	4,085,402
Lennar Corp., Class A	66,684	9,992,597
Lennox International Inc.	9,718	4,160,859
Liberty Broadband Corp., Class C (a)	29,702	2,330,122
Liberty Global Ltd., NVS(a)(b)	80,012	1,675,451
Liberty Media Corp.-Liberty Formula One, NVS(a)	56,761	3,817,177
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	38,582	1,171,350
Linde PLC	134,239	54,343,974
Live Nation Entertainment Inc.(a)	47,260	4,199,051
LKQ Corp.	77,430	3,613,658
Lockheed Martin Corp.	61,816	26,544,409
Loews Corp.	46,949	3,420,704
Lowe’s Companies Inc.	157,662	33,556,780
LPL Financial Holdings Inc.	20,388	4,876,606
Lucid Group Inc.(a)(b)	247,658	837,084
Lululemon Athletica Inc.(a)	31,864	14,460,520
LyondellBasell Industries NV, Class A	72,526	6,826,147
M&T Bank Corp.	45,924	6,342,104
Manhattan Associates Inc.(a)	17,524	4,250,621
Marathon Oil Corp.	175,576	4,011,912
Marathon Petroleum Corp.	108,609	17,985,650
Markel Group Inc.(a)	3,517	5,266,461
MarketAxess Holdings Inc.	10,967	2,473,168

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marriott International Inc./MD, Class A	70,667	$16,941,000
Marsh & McLennan Companies Inc.	133,353	25,849,146
Martin Marietta Materials Inc.	16,611	8,445,365
Marvell Technology Inc.	231,170	15,650,209
Masco Corp.	63,608	4,280,182
Mastercard Inc., Class A	230,498	103,546,617
Match Group Inc.(a)(b)	70,872	2,720,067
McCormick & Co. Inc./MD, NVS	69,332	4,725,669
McDonald’s Corp.	201,010	58,839,647
McKesson Corp.	38,031	19,011,317
Medtronic PLC	360,817	31,585,920
MercadoLibre Inc.(a)	12,383	21,197,343
Merck & Co. Inc.	692,872	83,685,080
Meta Platforms Inc., Class A(a)(b)	609,665	237,854,703
MetLife Inc.	178,090	12,345,199
Mettler-Toledo International Inc.(a)	6,359	7,612,931
MGM Resorts International	86,663	3,758,574
Microchip Technology Inc.	148,844	12,678,532
Micron Technology Inc.	298,464	25,593,288
Microsoft Corp.	1,938,549	770,728,311
Mid-America Apartment Communities Inc.	32,732	4,136,670
Moderna Inc.(a)	90,247	9,119,459
Molina Healthcare Inc.(a)	15,788	5,627,475
Molson Coors Beverage Co., Class B	53,638	3,314,292
Mondelez International Inc., Class A	372,077	28,006,236
MongoDB Inc., Class A(a)(b)	19,862	7,955,128
Monolithic Power Systems Inc.	12,581	7,582,820
Monster Beverage Corp.(a)	211,645	11,644,708
Moody’s Corp.	44,983	17,635,135
Morgan Stanley	339,351	29,604,981
Mosaic Co. (The)	89,357	2,744,153
Motorola Solutions Inc.	45,880	14,658,660
MSCI Inc., Class A	22,800	13,648,536
Nasdaq Inc.	99,658	5,757,243
NetApp Inc.	65,023	5,670,006
Netflix Inc.(a)	121,614	68,603,674
Neurocrine Biosciences Inc.(a)	25,608	3,579,230
Newmont Corp.	308,539	10,647,681
News Corp., Class A, NVS	111,833	2,755,565
NextEra Energy Inc.	561,899	32,944,138
Nike Inc., Class B	337,482	34,264,547
NiSource Inc.	116,141	3,016,182
Nordson Corp.	14,086	3,545,728
Norfolk Southern Corp.	60,377	14,203,085
Northern Trust Corp.	55,733	4,438,576
Northrop Grumman Corp.	40,668	18,168,836
NRG Energy Inc.	68,603	3,638,703
Nucor Corp.	68,304	12,768,067
Nvidia Corp.	677,470	416,826,967
NVR Inc.(a)	893	6,318,234
NXP Semiconductors NV	70,165	14,774,644
O’Reilly Automotive Inc.(a)	16,816	17,203,609
Occidental Petroleum Corp.	184,140	10,600,940
Okta Inc.(a)	42,056	3,475,928
Old Dominion Freight Line Inc.	28,474	11,133,903
Omnicom Group Inc.	57,438	5,191,246
ON Semiconductor Corp.(a)	122,651	8,724,166
ONEOK Inc.	152,662	10,419,182
Oracle Corp.	452,521	50,546,596
Otis Worldwide Corp.	111,344	9,847,263
Ovintiv Inc.	69,810	2,961,340
Owens Corning	24,724	3,746,428

Security	Shares	Value

United States (continued)
PACCAR Inc.	142,805	$14,336,194
Packaging Corp. of America	24,028	3,985,765
Palantir Technologies Inc.(a)	511,927	8,236,905
Palo Alto Networks Inc.(a)	84,577	28,630,160
Paramount Global, Class B, NVS	135,214	1,972,772
Parker-Hannifin Corp.	34,634	16,087,493
Paychex Inc.	89,098	10,845,900
Paycom Software Inc.	14,015	2,666,214
Paylocity Holding Corp.(a)	12,590	1,994,382
PayPal Holdings Inc.(a)	285,518	17,516,529
Pentair PLC	51,145	3,742,280
PepsiCo Inc.	377,150	63,561,090
Pfizer Inc.	1,554,122	42,085,624
PG&E Corp.	543,720	9,172,556
Philip Morris International Inc.	422,060	38,344,151
Phillips 66	125,077	18,049,862
Pinterest Inc., Class A(a)	157,488	5,901,075
Pioneer Natural Resources Co.	63,160	14,516,063
PNC Financial Services Group Inc. (The)	108,920	16,469,793
Pool Corp.	10,296	3,822,390
PPG Industries Inc.	64,536	9,102,157
PPL Corp.	195,440	5,120,528
Principal Financial Group Inc.	67,346	5,327,069
Procter & Gamble Co. (The)	645,466	101,428,527
Progressive Corp. (The)	158,971	28,336,581
Prologis Inc.	249,660	31,629,425
Prudential Financial Inc.	102,671	10,773,268
PTC Inc.(a)	32,523	5,875,280
Public Service Enterprise Group Inc.	137,752	7,988,238
Public Storage	42,700	12,092,213
PulteGroup Inc.	64,422	6,735,964
Qorvo Inc.(a)	28,846	2,877,100
Qualcomm Inc.	304,851	45,273,422
Quanta Services Inc.	39,258	7,618,015
Quest Diagnostics Inc.	30,460	3,911,978
Raymond James Financial Inc.	58,717	6,469,439
Realty Income Corp.	228,380	12,421,588
Regency Centers Corp.	46,465	2,911,962
Regeneron Pharmaceuticals Inc.(a)	29,477	27,790,326
Regions Financial Corp.	265,728	4,961,142
Reliance Steel & Aluminum Co.	16,306	4,654,059
Repligen Corp.(a)	15,579	2,950,663
Republic Services Inc., Class A	60,848	10,412,310
ResMed Inc.	40,042	7,615,988
Revvity Inc.	35,700	3,826,326
Rivian Automotive Inc., Class A(a)(b)	184,985	2,832,120
Robert Half Inc.	31,425	2,499,545
Robinhood Markets Inc.(a)	116,686	1,253,208
ROBLOX Corp., Class A(a)	113,017	4,386,190
Rockwell Automation Inc.	30,891	7,824,072
Roku Inc.(a)	32,355	2,849,181
Rollins Inc.	81,246	3,518,764
Roper Technologies Inc.	28,880	15,508,560
Ross Stores Inc.	92,615	12,992,032
Royal Caribbean Cruises Ltd.(a)	66,154	8,434,635
Royalty Pharma PLC, Class A	100,585	2,855,608
RPM International Inc.	36,150	3,855,759
RTX Corp.	397,820	36,249,358
S&P Global Inc.	89,948	40,328,186
Salesforce Inc.(a)	266,260	74,843,023
SBA Communications Corp., Class A	31,758	7,109,346
Schlumberger NV	397,739	19,369,889

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Seagate Technology Holdings PLC	52,915	$4,533,757
SEI Investments Co.	41,497	2,624,270
Sempra Energy	172,838	12,368,287
ServiceNow Inc.(a)	55,686	42,622,064
Sherwin-Williams Co. (The)	67,243	20,467,424
Simon Property Group Inc.	87,663	12,150,968
Sirius XM Holdings Inc.(b)	221,339	1,126,616
Skyworks Solutions Inc.	45,161	4,717,518
Snap Inc., Class A, NVS(a)	283,749	4,508,772
Snap-on Inc.	15,649	4,537,115
Snowflake Inc., Class A(a)	78,136	15,286,527
Southern Co. (The)	296,331	20,600,931
Southwest Airlines Co.	40,024	1,196,317
Splunk Inc.(a)	44,106	6,764,537
SS&C Technologies Holdings Inc.	60,898	3,715,996
Stanley Black & Decker Inc.	41,504	3,872,323
Starbucks Corp.	311,856	29,011,964
State Street Corp.	92,608	6,840,953
Steel Dynamics Inc.	47,038	5,677,016
STERIS PLC	28,055	6,142,642
Stryker Corp.	93,218	31,272,775
Sun Communities Inc.	36,981	4,635,568
Super Micro Computer Inc.(a)	12,796	6,776,890
Synchrony Financial	120,872	4,698,295
Synopsys Inc.(a)	42,957	22,911,116
Sysco Corp.	133,427	10,798,247
T-Mobile U.S. Inc.	143,711	23,170,525
T Rowe Price Group Inc.	61,756	6,697,438
Take-Two Interactive Software Inc.(a)	45,648	7,528,725
Targa Resources Corp.	57,361	4,873,391
Target Corp.	124,160	17,268,173
TE Connectivity Ltd.	86,897	12,355,884
Teledyne Technologies Inc.(a)	12,824	5,366,459
Teleflex Inc.	13,416	3,257,807
Teradyne Inc.	42,788	4,132,893
Tesla Inc.(a)	785,235	147,066,663
Texas Instruments Inc.	246,331	39,442,520
Texas Pacific Land Corp.	1,734	2,533,946
Textron Inc.(b)	59,633	5,051,511
Thermo Fisher Scientific Inc.	105,177	56,688,299
TJX Companies Inc. (The)	310,326	29,453,041
Toast Inc.(a)(b)	85,456	1,518,553
Toro Co. (The)	28,466	2,632,536
Tractor Supply Co.	30,258	6,795,947
Trade Desk Inc. (The), Class A(a)	121,018	8,281,262
Tradeweb Markets Inc., Class A	29,921	2,854,164
Trane Technologies PLC	62,106	15,653,817
TransDigm Group Inc.	15,449	16,880,813
TransUnion	53,035	3,669,492
Travelers Cos. Inc. (The)	61,609	13,021,678
Trimble Inc.(a)	73,113	3,718,527
Truist Financial Corp.	359,683	13,329,852
Twilio Inc., Class A(a)	47,735	3,357,203
Tyler Technologies Inc.(a)	11,239	4,751,287
Tyson Foods Inc., Class A	77,766	4,258,466
U.S. Bancorp	419,944	17,444,474
Uber Technologies Inc.(a)	523,223	34,150,765
UDR Inc.	82,688	2,978,422
U-Haul Holding Co.(b)	22,619	1,444,676
UiPath Inc., Class A(a)(b)	96,226	2,211,273
Ulta Beauty Inc.(a)	13,518	6,786,712
Union Pacific Corp.	166,014	40,495,795

Security	Shares	Value

United States (continued)
United Parcel Service Inc., Class B	196,014	$27,814,387
United Rentals Inc.	19,040	11,907,616
United Therapeutics Corp.(a)	12,111	2,601,201
UnitedHealth Group Inc.	253,958	129,960,467
Unity Software Inc.(a)(b)	66,708	2,161,339
Universal Health Services Inc., Class B	18,137	2,880,337
Vail Resorts Inc.	11,752	2,608,944
Valero Energy Corp.	99,237	13,784,019
Veeva Systems Inc., Class A(a)(b)	41,919	8,694,420
Ventas Inc.	103,499	4,801,319
Veralto Corp.	62,939	4,826,792
VeriSign Inc.(a)	25,243	5,020,328
Verisk Analytics Inc., Class A	39,686	9,585,360
Verizon Communications Inc.	1,146,380	48,549,193
Vertex Pharmaceuticals Inc.(a)	69,660	30,189,251
Vertiv Holdings Co., Class A	92,949	5,235,817
VF Corp.	81,901	1,348,090
Viatris Inc.	324,813	3,823,049
VICI Properties Inc., Class A	278,337	8,383,510
Visa Inc., Class A(b)	441,303	120,590,458
Vistra Corp.	104,699	4,295,800
Vulcan Materials Co.	36,277	8,198,965
W R Berkley Corp.	57,887	4,739,788
Walmart Inc.	406,580	67,187,345
Walgreens Boots Alliance Inc.	201,778	4,554,129
Walt Disney Co. (The)	500,113	48,035,854
Warner Bros. Discovery Inc.(a)	622,719	6,239,644
Waste Management Inc.	110,029	20,424,683
Waters Corp.(a)	15,654	4,973,432
Watsco Inc.	9,709	3,796,025
WEC Energy Group Inc.	86,462	6,982,671
Wells Fargo & Co.	1,013,508	50,857,831
Welltower Inc.	141,093	12,205,955
West Pharmaceutical Services Inc.	20,445	7,626,598
Western Digital Corp.(a)	87,189	4,991,570
Westinghouse Air Brake Technologies Corp.	47,810	6,290,362
Westlake Corp.	9,363	1,295,371
Westrock Co.	74,326	2,992,365
Weyerhaeuser Co.	196,489	6,438,945
Williams Cos. Inc. (The)	320,649	11,113,694
Willis Towers Watson PLC	29,790	7,337,277
Workday Inc., Class A(a)	56,710	16,506,580
WP Carey Inc.	64,078	3,970,273
WW Grainger Inc.	12,706	11,380,002
Wynn Resorts Ltd.	29,327	2,769,349
Xcel Energy Inc.	151,433	9,066,294
Xylem Inc./NY	65,073	7,316,808
Yum! Brands Inc.	76,934	9,962,184
Zebra Technologies Corp., Class A(a)	14,168	3,393,944
Zillow Group Inc., Class C (a)	41,490	2,358,292
Zimmer Biomet Holdings Inc.	57,087	7,170,127
Zoetis Inc.	126,120	23,686,597
Zoom Video Communications Inc., Class A(a)	67,823	4,382,044
Zscaler Inc.(a)	24,661	5,811,858

		11,712,398,960

Total Common Stocks — 99.4% (Cost: $14,902,802,352)		18,453,563,769

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	1,699,742	$5,266,236
Cia. Energetica de Minas Gerais, Preference Shares, NVS	489,506	1,138,202
Cia. Paranaense de Energia, Preference Shares, NVS	278,713	569,870
Gerdau SA, Preference Shares, NVS	304,890	1,294,786
Itau Unibanco Holding SA, Preference Shares, NVS	1,314,376	8,696,360
Itausa SA, Preference Shares, NVS	1,570,107	3,169,117
Petroleo Brasileiro SA, Preference Shares, NVS	1,373,171	11,211,199

		31,345,770

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	40,234	1,727,650

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	171,548	1,351,599

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	18,328	1,790,838
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	34,062	2,891,930
Henkel AG & Co. KGaA, Preference Shares, NVS	45,918	3,520,006
Porsche Automobil Holding SE, Preference Shares, NVS	43,331	2,163,255
Sartorius AG, Preference Shares, NVS	7,557	2,756,812
Volkswagen AG, Preference Shares, NVS	62,564	8,046,670

		21,169,511

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,929,900	214

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	227,333	9,947,150

Total Preferred Stocks — 0.4% (Cost: $57,319,555)		65,541,894

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/19/24, Strike Price BRL 45.35)(a)	758	1,377

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KWR 10070)(a)	26,464	31,329

Security	Shares	Value

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	69,588	$31,886

Total Rights — 0.0% (Cost: $34,565)		64,592

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50 )(d)	5,990	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.8% (Cost: $14,960,156,472)		18,519,170,255

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	412,313,711	412,561,100
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	20,790,000	20,790,000

Total Short-Term Securities — 2.3% (Cost: $433,176,915)		433,351,100

Total Investments — 102.1% (Cost: $15,393,333,387)		18,952,521,355

Liabilities in Excess of Other Assets — (2.1)%		(388,544,284)

Net Assets — 100.0%		$18,563,977,071

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$237,079,040	$175,419,103	(a)	$—		$9,636	$53,321	$412,561,100	412,313,711	$650,482	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	32,270,000	—		(11,480,000	)(a)	—	—	20,790,000	20,790,000	863,545		—
BlackRock Inc.	30,845,510	249,354		(1,077,758)		505,394	1,053,087	31,575,587	40,779	419,440		—

						$515,030	$1,106,408	$464,926,687		$1,933,467		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	81	03/15/24	$9,044	$197,153
MSCI Emerging Markets Index	84	03/15/24	4,119	(63,246)
S&P 500 E-Mini Index	101	03/15/24	24,596	869,128

				$1,003,035

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,066,281	$—	$—	$—	$1,066,281

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$63,246	$—	$—	$—	$63,246

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ETF

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,883,941	$—	$—	$—	$1,883,941

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,860,855)	$—	$—	$—	$(1,860,855)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$38,015,983

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$12,576,143,151	$5,877,418,000	$2,618	$18,453,563,769
Preferred Stocks	32,697,369	32,844,311	214	65,541,894
Rights	33,263	31,329	—	64,592
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	433,351,100	—	—	433,351,100

	$13,042,224,883	$5,910,293,640	$2,832	$18,952,521,355

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,066,281	$—	$—	$1,066,281
Liabilities
Equity Contracts	(63,246)	—	—	(63,246)

	$1,003,035	$—	$—	1,003,035

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
ANZ Group Holdings Ltd.	34,643	$611,254
Aristocrat Leisure Ltd.	16,330	470,804
Brambles Ltd.	96,350	918,675
CAR Group Ltd.	9,461	203,140
Cochlear Ltd.	1,495	296,681
Commonwealth Bank of Australia	21,645	1,650,526
Computershare Ltd.	33,646	557,287
CSL Ltd.	7,485	1,469,886
Endeavour Group Ltd./Australia	35,774	130,923
Goodman Group	34,710	576,157
GPT Group (The)	27,843	84,152
IDP Education Ltd.	6,250	80,036
IGO Ltd.	122,567	595,824
Insurance Australia Group Ltd.	24,189	94,952
James Hardie Industries PLC(a)	1,335	50,157
Lottery Corp. Ltd. (The)	49,159	161,359
Macquarie Group Ltd.	3,775	465,795
National Australia Bank Ltd.	14,973	315,786
Pilbara Minerals Ltd.	300,572	684,602
QBE Insurance Group Ltd.	18,506	190,549
Ramsay Health Care Ltd.	4,784	159,492
REA Group Ltd.	2,039	243,185
Scentre Group	143,552	285,388
SEEK Ltd.	14,597	240,636
Sonic Healthcare Ltd.	11,393	237,546
Stockland	48,207	142,361
Suncorp Group Ltd.	31,632	291,158
Telstra Corp. Ltd.	260,182	686,187
Transurban Group	121,578	1,068,091
Vicinity Ltd.	101,952	135,332
Westpac Banking Corp.	39,662	622,202
WiseTech Global Ltd.	5,517	259,746
Woolworths Group Ltd.	8,358	196,287
Xero Ltd.(a)	3,522	252,100

		14,428,256

Austria — 0.1%
Erste Group Bank AG	3,992	171,969
Verbund AG	5,498	447,088

		619,057

Belgium — 0.3%
Ageas SA/NV	7,030	302,093
Anheuser-Busch InBev SA/NV	18,585	1,149,623
Argenx SE(a)	448	169,179
Elia Group SA/NV	3,478	418,770
KBC Group NV	2,923	190,672

		2,230,337

Brazil — 0.4%
Ambev SA	20,116	53,108
Atacadao SA	15,019	31,557
B3 SA - Brasil, Bolsa, Balcao	96,466	254,872
Banco BTG Pactual SA	35,662	259,274
Banco do Brasil SA	66,353	756,020
BB Seguridade Participacoes SA	38,935	269,160
CCR SA	64,064	169,651
Cia. de Saneamento Basico do Estado de Sao Paulo	7,697	122,514
Equatorial Energia SA	5,128	36,671
Hapvida Participacoes e Investimentos SA(a)(b)	118,656	92,925
Hypera SA	30,242	193,682
Localiza Rent a Car SA	9,844	107,532
Lojas Renner SA	71,214	230,701

Security	Shares	Value

Brazil (continued)
Raia Drogasil SA	40,459	$206,607
Sendas Distribuidora SA	57,338	158,089
Suzano SA	8,773	91,406
Telefonica Brasil SA	7,971	82,632
Tim SA	24,870	87,043

		3,203,444

Canada — 3.7%
Agnico Eagle Mines Ltd.	2,488	122,286
Bank of Montreal	3,291	309,995
Bank of Nova Scotia (The)	14,057	657,342
BCE Inc.	18,720	755,372
Brookfield Renewable Corp., Class A	16,127	450,541
CAE Inc.(a)	48,415	969,416
Canadian Imperial Bank of Commerce	3,580	161,792
Canadian National Railway Co.	9,035	1,120,798
Canadian Pacific Kansas City Ltd.	11,440	920,595
CGI Inc.(a)	1,753	196,312
Constellation Software Inc./Canada	463	1,279,663
Dollarama Inc.	9,672	709,834
Element Fleet Management Corp.	23,110	389,851
Enbridge Inc.	58,596	2,080,682
Fairfax Financial Holdings Ltd.	941	980,909
First Quantum Minerals Ltd.	31,094	282,158
Franco-Nevada Corp.	11,159	1,207,325
George Weston Ltd.	1,606	204,625
Hydro One Ltd.(b)	47,527	1,410,486
Intact Financial Corp.	1,623	253,811
Loblaw Companies Ltd.	5,365	536,121
Lundin Mining Corp.	9,288	75,854
Manulife Financial Corp.	75,400	1,666,769
Metro Inc./CN	2,696	141,553
Northland Power Inc.	10,702	196,934
Open Text Corp.	6,953	303,213
Pembina Pipeline Corp.	141,043	4,858,270
Power Corp. of Canada	5,824	169,766
Quebecor Inc., Class B	16,016	389,425
RB Global Inc.	5,231	334,843
Restaurant Brands International Inc.	5,200	405,921
Rogers Communications Inc., Class B, NVS	6,448	301,190
Royal Bank of Canada	19,961	1,948,070
Shopify Inc., Class A(a)	15,053	1,205,069
Stantec Inc.	8,224	660,819
Sun Life Financial Inc.	8,918	462,267
TELUS Corp.	9,568	171,369
Thomson Reuters Corp.	7,840	1,164,002
TMX Group Ltd.	5,436	134,439
Toronto-Dominion Bank (The)	18,982	1,153,081
Wheaton Precious Metals Corp.	23,490	1,100,900
WSP Global Inc.	3,016	443,073

		32,286,741

Chile — 0.1%
Banco de Chile	2,462,678	275,644
Banco de Credito e Inversiones SA	12,822	339,511
Banco Santander Chile	3,053,358	141,207
Cia. Sud Americana de Vapores SA	4,153,240	299,276
Falabella SA(a)	14,568	34,578

		1,090,216

China — 3.0%
Agricultural Bank of China Ltd., Class H	1,135,000	439,462
Alibaba Group Holding Ltd.	214,968	1,928,042
Alibaba Health Information Technology Ltd.(a)(c)	124,000	45,564

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Anhui Gujing Distillery Co. Ltd., Class B	6,100	$78,822
ANTA Sports Products Ltd.	17,000	143,488
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	20,800	59,989
BAIC BluePark New Energy Technology Co. Ltd.	40,000	24,476
Baidu Inc.(a)	27,790	359,803
Bank of Beijing Co. Ltd., Class A	312,000	221,251
Bank of Changsha Co. Ltd., Class A	60,200	60,015
Bank of Chengdu Co. Ltd., Class A	57,200	99,689
Bank of China Ltd., Class H	1,368,000	513,370
Bank of Communications Co. Ltd., Class A	73,500	61,427
Bank of Communications Co. Ltd., Class H	416,000	246,108
Bank of Hangzhou Co. Ltd., Class A	86,000	130,497
Bank of Jiangsu Co. Ltd., Class A	276,400	281,503
Bank of Nanjing Co. Ltd., Class A	105,400	121,742
Bank of Ningbo Co. Ltd., Class A	30,400	91,128
Bank of Shanghai Co. Ltd., Class A	218,400	194,435
Beijing Enterprises Water Group Ltd.	236,000	57,418
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	65,400	45,195
BOC Aviation Ltd.(b)	42,700	320,137
BYD Co. Ltd., Class H	24,500	548,559
CGN Power Co. Ltd., Class H(b)	1,664,000	466,294
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,600	81,065
China Cinda Asset Management Co. Ltd., Class H	2,510,000	240,826
China CITIC Bank Corp. Ltd., Class H	1,472,000	729,526
China Construction Bank Corp., Class H	1,517,000	900,891
China Everbright Bank Co. Ltd., Class A	433,300	190,043
China Everbright Bank Co. Ltd., Class H	556,000	165,069
China Galaxy Securities Co. Ltd., Class H	436,000	213,625
China Life Insurance Co. Ltd., Class H	280,000	322,796
China Merchants Bank Co. Ltd., Class H	61,500	224,191
China Merchants Energy Shipping Co. Ltd., Class A	156,000	141,690
China Merchants Port Holdings Co. Ltd.	208,000	257,166
China Minsheng Banking Corp. Ltd., Class H	959,500	319,124
China National Nuclear Power Co. Ltd., Class A	216,698	249,955
China Oilfield Services Ltd., Class H	460,000	442,108
China Pacific Insurance Group Co. Ltd., Class H	58,000	106,718
China Ruyi Holdings Ltd.(a)(c)	200,000	33,553
China Three Gorges Renewables Group Co. Ltd., Class A	82,500	50,846
China Tourism Group Duty Free Corp. Ltd.(b)(c)	4,800	42,095
China Tower Corp. Ltd., Class H(b)	2,080,000	231,382
China Vanke Co. Ltd., Class H	82,900	65,225
China Yangtze Power Co. Ltd., Class A	151,600	514,876
China Zheshang Bank Co. Ltd., Class A	338,350	126,567
Chongqing Rural Commercial Bank Co. Ltd., Class A	135,200	81,437
CITIC Ltd.	1,233,000	1,190,084
CITIC Securities Co. Ltd., Class H	17,000	33,179
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	72,200	132,359
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	310,000	288,244
East Buy Holding Ltd.(a)(b)(c)	20,500	60,230
Far East Horizon Ltd.	323,000	236,323
Focus Media Information Technology Co. Ltd., Class A	173,200	136,242
Ganfeng Lithium Group Co. Ltd., Class H(b)	18,080	48,297
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,000	25,180
Ginlong Technologies Co. Ltd., Class A	3,900	32,392
H World Group Ltd., ADR	820	26,051
Hoymiles Power Electronics Inc., NVS	1,400	36,530

Security	Shares	Value

China (continued)
Hoyuan Green Energy Co. Ltd., Class A	7,300	$25,084
Huaxia Bank Co. Ltd., Class A	114,400	96,405
Industrial & Commercial Bank of China Ltd., Class H	786,000	382,884
Industrial Bank Co. Ltd., Class A	176,498	386,606
JD Health International Inc.(a)(b)	41,800	137,931
Jiangsu Expressway Co. Ltd., Class H	308,000	293,898
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,900	60,452
Jiangsu Pacific Quartz Co. Ltd., NVS	6,100	60,711
Kuaishou Technology(a)(b)	27,600	139,113
Kuang-Chi Technologies Co. Ltd., Class A(a)	35,200	58,339
Kweichow Moutai Co. Ltd., Class A	1,300	290,574
Li Auto Inc.(a)(c)	31,680	437,910
Li Ning Co. Ltd.	52,000	111,089
Luzhou Laojiao Co. Ltd., Class A	2,300	47,066
Meituan, Class B(a)(b)	54,800	440,769
MINISO Group Holding Ltd.	15,800	66,826
NARI Technology Co. Ltd., Class A	41,600	121,509
NetEase Inc.	32,600	633,682
New China Life Insurance Co. Ltd., Class H	52,200	93,158
New Oriental Education & Technology Group Inc.(a)	23,800	183,694
Ningbo Deye Technology Co. Ltd., NVS	5,700	53,670
NIO Inc., ADR(a)(c)	27,989	157,298
Nongfu Spring Co. Ltd., Class H(b)	25,200	136,764
Offshore Oil Engineering Co. Ltd., Class A	66,700	51,924
PDD Holdings Inc., ADR(a)	8,722	1,106,560
People.cn Co. Ltd.	13,200	39,530
People’s Insurance Co. Group of China Ltd. (The), Class H	936,000	290,982
Ping An Bank Co. Ltd., Class A	86,000	113,262
Ping An Insurance Group Co. of China Ltd., Class H	159,000	668,363
Qifu Technology Inc.	5,151	73,917
Shanghai Baosight Software Co. Ltd., Class B	38,200	75,260
Shanghai Pudong Development Bank Co. Ltd., Class A	96,900	92,137
Shanghai Putailai New Energy Technology Co. Ltd., Class A	31,110	71,200
Shanghai Rural Commercial Bank Co. Ltd.	134,500	118,311
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	4,100	114,353
Shenzhen Senior Technology Material Co. Ltd., Class A	21,500	32,532
Shenzhou International Group Holdings Ltd.	2,700	24,045
Sichuan Chuantou Energy Co. Ltd., Class A	62,400	134,790
Sunny Optical Technology Group Co. Ltd.	4,600	28,273
TAL Education Group, ADR(a)	7,991	85,024
Tencent Holdings Ltd.	87,900	3,051,123
Tencent Music Entertainment Group, ADR(a)	3,928	36,923
TravelSky Technology Ltd., Class H	69,000	69,403
Trip.com Group Ltd.(a)	3,710	135,042
Wuliangye Yibin Co. Ltd., Class A	5,900	104,001
WuXi AppTec Co. Ltd., Class H(b)(c)	4,200	29,060
Wuxi Biologics Cayman Inc.(a)(b)	43,000	113,156
XPeng Inc.(a)(c)	20,300	84,542
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	20,800	76,109
Yintai Gold Co. Ltd., Class A	41,600	81,665
Zangge Mining Co. Ltd.	26,800	92,353
Zhejiang Expressway Co. Ltd., Class H	434,720	322,936
ZTO Express Cayman Inc., ADR	1,772	28,990

		26,275,497

Colombia — 0.1%
Bancolombia SA	9,931	83,550

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Colombia (continued)
Interconexion Electrica SA ESP	100,150	$433,626

		517,176

Czech Republic — 0.0%
Komercni Banka AS	3,849	126,277

Denmark — 0.8%
Coloplast A/S, Class B	1,124	129,565
Danske Bank A/S	9,853	264,568
DSV A/S	1,694	303,073
Genmab A/S(a)	295	81,574
Novo Nordisk A/S	44,934	5,136,153
Novozymes A/S, Class B	9,013	461,832
Vestas Wind Systems A/S(a)	17,368	489,691

		6,866,456

Egypt — 0.0%
Commercial International Bank Egypt SAE	80,520	105,312
Eastern Co. SAE	225,240	111,348
EFG Holding S.A.E.(a)	283,950	76,312

		292,972

Finland — 0.1%
Kone OYJ, Class B	3,641	180,234
Sampo OYJ, Class A	6,445	269,759

		449,993

France — 2.4%
Aeroports de Paris SA	1,456	194,827
AXA SA	36,920	1,239,231
BioMerieux	520	55,967
BNP Paribas SA	15,496	1,041,086
Bureau Veritas SA	6,864	182,575
Capgemini SE	872	193,864
Credit Agricole SA	6,448	92,367
Dassault Systemes SE	5,720	296,515
Edenred SE	2,245	134,090
EssilorLuxottica SA	5,261	1,031,014
Eurazeo SE	1,524	129,815
Getlink SE	17,329	298,597
Hermes International SCA	689	1,453,555
Kering SA	1,647	676,544
Klepierre SA	16,980	439,623
Legrand SA	8,153	790,153
L’Oreal SA	2,224	1,064,304
LVMH Moet Hennessy Louis Vuitton SE	4,082	3,396,463
Orange SA	13,638	162,182
Pernod Ricard SA	4,014	658,238
Publicis Groupe SA	4,778	478,725
Remy Cointreau SA	552	55,931
Sanofi SA	18,196	1,822,248
Schneider Electric SE	12,482	2,452,089
Societe Generale SA	17,362	446,290
Teleperformance SE	2,288	357,326
Thales SA	531	77,661
Unibail-Rodamco-Westfield, New(a)	8,475	606,850
Vinci SA	4,599	580,956
Worldline SA/France(a)(b)	21,946	296,677

		20,705,763

Germany — 1.5%
Allianz SE, Registered	7,807	2,085,843
Bayer AG, Registered	6,552	203,876
Delivery Hero SE(a)(b)(c)	1,561	35,418
Deutsche Bank AG, Registered	53,479	690,827
Deutsche Boerse AG	3,438	684,642

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	59,590	$1,462,804
Fresenius Medical Care AG & Co. KGaA	3,667	141,728
Fresenius SE & Co. KGaA	5,202	146,035
HelloFresh SE(a)	1,770	23,408
Infineon Technologies AG	18,408	671,099
LEG Immobilien SE(a)	893	74,101
Mercedes-Benz Group AG	7,801	526,667
Merck KGaA	1,417	232,495
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,657	705,416
SAP SE	15,642	2,709,923
Scout24 SE(b)	2,405	177,081
Siemens AG, Registered	8,514	1,524,209
Symrise AG, Class A	1,976	203,871
Vonovia SE	12,937	403,018

		12,702,461

Greece — 0.0%
Hellenic Telecommunications Organization SA	5,005	69,494
JUMBO SA	3,513	98,709
OPAP SA	2,172	37,603

		205,806

Hong Kong — 0.5%
AIA Group Ltd.	139,000	1,090,096
Budweiser Brewing Co. APAC Ltd.(b)	31,200	49,176
CK Asset Holdings Ltd.	73,000	329,401
Futu Holdings Ltd., ADR(a)	563	26,303
Galaxy Entertainment Group Ltd.	24,000	124,557
Hong Kong Exchanges & Clearing Ltd.	11,200	339,571
Hongkong Land Holdings Ltd.	38,200	119,241
Link REIT	91,000	456,427
MTR Corp. Ltd.	102,500	333,464
Power Assets Holdings Ltd.	52,000	304,470
Sands China Ltd.(a)	41,600	109,190
Sun Hung Kai Properties Ltd.	64,000	597,337
Techtronic Industries Co. Ltd.	15,500	164,627

		4,043,860

India — 1.7%
ABB India Ltd.	2,795	157,416
Adani Green Energy Ltd.(a)	16,853	341,381
Adani Ports & Special Economic Zone Ltd.	28,008	407,170
Apollo Hospitals Enterprise Ltd.	1,445	110,490
Asian Paints Ltd.	12,150	431,587
Astral Ltd.	6,957	153,272
Avenue Supermarts Ltd.(a)(b)	7,984	364,806
Axis Bank Ltd.	6,055	77,851
Bandhan Bank Ltd.(b)	21,680	59,726
Bharat Electronics Ltd.	544,400	1,219,328
Bharti Airtel Ltd.	66,138	932,977
Colgate-Palmolive India Ltd.	6,923	214,405
Divi’s Laboratories Ltd.	1,465	64,761
DLF Ltd.	37,204	359,148
Godrej Consumer Products Ltd.	7,696	107,922
HCL Technologies Ltd.	20,592	390,541
HDFC Bank Ltd.	20,671	363,517
Hindustan Unilever Ltd.	16,120	482,015
ICICI Bank Ltd.	36,690	454,411
Indian Hotels Co. Ltd., Class A	43,492	257,900
Infosys Ltd.	47,736	951,673
ITC Ltd.	135,096	718,182
Jio Financial Services Ltd., NVS(a)	57,425	171,454
Jubilant Foodworks Ltd.	7,063	44,192

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Kotak Mahindra Bank Ltd.	3,177	$69,827
Max Healthcare Institute Ltd.	29,211	274,705
Nestle India Ltd., NVS	2,820	85,064
PI Industries Ltd.	9,044	367,523
Pidilite Industries Ltd.	6,018	183,423
Power Finance Corp. Ltd.	115,338	615,860
Power Grid Corp. of India Ltd.	362,721	1,132,903
Shriram Finance Ltd.	2,126	63,194
Siemens Ltd.	1,471	73,338
Sun Pharmaceutical Industries Ltd.	15,288	261,178
Supreme Industries Ltd.	2,279	113,386
Suzlon Energy Ltd.(a)	98,779	54,620
Tata Communications Ltd.	10,001	209,206
Tata Consultancy Services Ltd.	18,469	848,301
Tech Mahindra Ltd.	7,938	127,171
Titan Co. Ltd.	5,286	235,215
Trent Ltd.	8,739	324,938
United Spirits Ltd.	12,584	165,006
Varun Beverages Ltd.	11,188	172,591
Wipro Ltd.	51,102	292,275
Zomato Ltd.(a)	130,371	219,041

		14,724,890

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	394,400	166,048
Bank Rakyat Indonesia Persero Tbk PT	627,837	226,169
Sarana Menara Nusantara Tbk PT	1,800,900	101,300
Sumber Alfaria Trijaya Tbk PT	667,500	112,029
Telkom Indonesia Persero Tbk PT	2,109,900	529,220
Unilever Indonesia Tbk PT	488,900	96,045

		1,230,811

Ireland — 0.1%
AIB Group PLC	53,352	234,345
Bank of Ireland Group PLC	24,856	228,575
Flutter Entertainment PLC(a)	3,744	768,479

		1,231,399

Israel — 0.2%
Bank Hapoalim BM	8,990	76,486
Bank Leumi Le-Israel BM	33,438	253,967
Check Point Software Technologies Ltd.(a)(c)	3,120	495,861
Elbit Systems Ltd.	670	138,210
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	35,311	171,290
Mizrahi Tefahot Bank Ltd.	2,450	91,182
Nice Ltd.(a)	936	194,203
Teva Pharmaceutical Industries Ltd., ADR(a)	28,099	339,998

		1,761,198

Italy — 0.8%
Ferrari NV	5,230	1,823,895
Intesa Sanpaolo SpA	214,271	660,232
Moncler SpA	5,050	310,659
Nexi SpA(a)(b)	5,010	38,429
Poste Italiane SpA(b)	36,754	398,547
Snam SpA	159,935	781,114
Tenaris SA, NVS	100,696	1,590,422
Terna - Rete Elettrica Nazionale	75,683	638,163
UniCredit SpA	29,331	859,165

		7,100,626

Japan — 5.7%
Advantest Corp.	21,400	851,673
Asahi Intecc Co. Ltd.	4,900	93,104
Astellas Pharma Inc.	31,800	370,231

Security	Shares	Value

Japan (continued)
Bandai Namco Holdings Inc.	4,500	$97,436
BayCurrent Consulting Inc.	5,600	130,194
Capcom Co. Ltd.	4,600	175,438
Central Japan Railway Co.	50,200	1,254,630
Chiba Bank Ltd. (The)	17,900	132,644
Chugai Pharmaceutical Co. Ltd.	19,200	690,628
Concordia Financial Group Ltd.	62,400	297,364
Dai-ichi Life Holdings Inc.	11,900	261,000
Daiichi Sankyo Co. Ltd.	29,200	874,220
Daiwa House Industry Co. Ltd.	900	27,830
Daiwa Securities Group Inc.	66,500	476,596
Dentsu Group Inc.	5,900	156,593
Disco Corp.	4,200	1,133,324
East Japan Railway Co.	12,300	703,469
FANUC Corp.	21,100	583,676
Fast Retailing Co. Ltd.	3,700	987,814
Fujitsu Ltd.	1,900	262,987
Hamamatsu Photonics KK	3,100	122,465
Hikari Tsushin Inc.	2,100	365,925
Hirose Electric Co. Ltd.	2,600	302,517
Hoya Corp.	9,600	1,219,479
Hulic Co. Ltd.	83,000	916,514
Ibiden Co. Ltd.	4,000	201,280
Japan Exchange Group Inc.	14,300	316,483
Japan Post Bank Co. Ltd.	27,700	288,076
Japan Post Holdings Co. Ltd.	70,700	676,789
Japan Tobacco Inc.	47,700	1,257,247
KDDI Corp.	27,200	901,273
Keisei Electric Railway Co. Ltd.	9,400	425,349
Keyence Corp.	3,700	1,655,372
Koei Tecmo Holdings Co. Ltd.	6,900	85,947
Konami Group Corp.	4,000	245,993
Kose Corp.	1,000	65,423
Lasertec Corp.	2,300	598,987
LY Corp.	52,000	161,774
M3 Inc.	17,400	274,572
MatsukiyoCocokara & Co.	5,500	99,972
Mitsubishi Estate Co. Ltd.	49,600	687,253
Mitsubishi HC Capital Inc.	154,400	1,094,765
Mitsubishi UFJ Financial Group Inc.	194,700	1,823,667
Mitsui Fudosan Co. Ltd.	37,100	931,350
Mizuho Financial Group Inc.	39,700	721,014
MS&AD Insurance Group Holdings Inc.	12,100	499,666
Murata Manufacturing Co. Ltd.	30,000	605,764
Nexon Co. Ltd.	16,500	263,324
Nintendo Co. Ltd.	16,600	927,457
Nippon Paint Holdings Co. Ltd.	19,700	155,164
Nippon Telegraph & Telephone Corp.	483,500	607,157
Nomura Holdings Inc.	142,200	765,910
Nomura Real Estate Holdings Inc.	10,400	284,603
Nomura Research Institute Ltd.	10,400	318,069
NTT Data Group Corp.	28,000	403,301
Obic Co. Ltd.	2,800	430,107
Odakyu Electric Railway Co. Ltd.	19,400	296,442
Olympus Corp.	13,500	199,849
Omron Corp.	2,700	121,406
Ono Pharmaceutical Co. Ltd.	8,600	155,007
Oracle Corp. Japan	1,700	133,975
Oriental Land Co. Ltd./Japan	28,400	1,054,778
ORIX Corp.	55,700	1,075,526
Pan Pacific International Holdings Corp.	7,700	166,447
Rakuten Group Inc.(a)	11,000	48,320

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Recruit Holdings Co. Ltd.	26,200	$1,034,866
Renesas Electronics Corp.(a)	28,500	467,616
Resona Holdings Inc.	73,000	402,979
SBI Holdings Inc.	4,700	115,459
Secom Co. Ltd.	10,400	754,835
Shimano Inc.	600	86,145
Shin-Etsu Chemical Co. Ltd.	34,600	1,361,931
Shionogi & Co. Ltd.	8,500	407,969
Shiseido Co. Ltd.	8,500	236,952
SMC Corp.	2,400	1,335,947
SoftBank Corp.	41,600	552,691
SoftBank Group Corp.	25,800	1,113,802
Sompo Holdings Inc.	3,700	191,850
Sony Group Corp.	22,800	2,235,957
Sumitomo Mitsui Financial Group Inc.	22,300	1,159,898
Sumitomo Mitsui Trust Holdings Inc.	5,600	114,762
Sumitomo Realty & Development Co. Ltd.	25,900	814,533
Sysmex Corp.	4,300	232,941
T&D Holdings Inc.	3,400	56,300
Takeda Pharmaceutical Co. Ltd.	28,775	845,711
Tobu Railway Co. Ltd.	4,200	111,230
Tokio Marine Holdings Inc.	36,700	967,684
Tokyo Electron Ltd.	4,000	742,290
Tokyu Corp.	4,000	46,937
Trend Micro Inc./Japan(a)	3,800	217,396
USS Co. Ltd.	19,700	372,555
West Japan Railway Co.	2,600	108,289
ZOZO Inc.	1,700	37,224

		49,639,358

Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	12,434	1

Kuwait — 0.1%
Agility Public Warehousing Co. KSC(a)	287,940	541,814
Mabanee Co. KPSC	21,148	52,956
Mobile Telecommunications Co. KSCP	127,790	218,404
National Bank of Kuwait SAKP	55,984	178,254

		991,428

Malaysia — 0.1%
Dialog Group Bhd	949,600	367,247
Gamuda Bhd(c)	116,000	123,848
IHH Healthcare Bhd	60,500	78,057
Malaysia Airports Holdings Bhd	23,300	37,888
Telekom Malaysia Bhd	165,700	207,088

		814,128

Mexico — 0.3%
America Movil SAB de CV	158,090	142,829
Fibra Uno Administracion SA de CV	197,600	335,925
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	20,800	190,422
Grupo Aeroportuario del Pacifico SAB de CV, Class B	19,600	305,134
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,055	263,961
Grupo Financiero Banorte SAB de CV, Class O	13,101	133,252
Grupo Mexico SAB de CV, Series B	83,034	428,449
Prologis Property Mexico SA de CV	26,201	107,977
Promotora y Operadora de Infraestructura SAB de CV	5,565	54,756
Wal-Mart de Mexico SAB de CV	87,900	363,162

		2,325,867

Netherlands — 1.1%
Adyen NV(a)(b)	264	331,105
AerCap Holdings NV(a)	12,985	994,132

Security	Shares	Value

Netherlands (continued)
ASM International NV	227	$125,811
ASML Holding NV	5,185	4,498,443
BE Semiconductor Industries NV	339	50,944
Davide Campari-Milano NV	4,480	45,388
EXOR NV, NVS	12,532	1,212,502
Ferrovial SE	3,688	140,643
NEPI Rockcastle NV	54,813	369,119
NN Group NV	6,894	282,573
Pepco Group NV(a)	20,310	111,203
Prosus NV	26,467	787,438
Universal Music Group NV	2,508	73,930
Wolters Kluwer NV	4,806	708,486

		9,731,717

Norway — 0.5%
Adevinta ASA(a)	17,160	184,371
DNB Bank ASA	78,163	1,519,466
Gjensidige Forsikring ASA	47,902	770,479
Mowi ASA	39,259	706,675
Salmar ASA	7,738	429,540
Telenor ASA	52,003	577,028

		4,187,559

Peru — 0.1%
Southern Copper Corp.	12,379	1,016,316

Philippines — 0.1%
Ayala Land Inc.	135,900	82,125
International Container Terminal Services Inc.	57,200	247,333
PLDT Inc.	4,080	92,266
SM Investments Corp.	9,360	149,430
SM Prime Holdings Inc.	155,100	94,363

		665,517

Poland — 0.1%
Allegro.eu SA (a)(b)	16,790	126,749
CD Projekt SA	2,880	75,176
Dino Polska SA(a)(b)	1,846	199,234
Powszechny Zaklad Ubezpieczen SA	42,466	511,298

		912,457

Qatar — 0.2%
Barwa Real Estate Co.	548,392	433,020
Commercial Bank PSQC (The)	18,824	27,083
Mesaieed Petrochemical Holding Co.	1,126,736	519,247
Ooredoo QPSC	150,904	442,922
Qatar Islamic Bank SAQ	16,744	89,565
Qatar National Bank QPSC	62,064	263,662

		1,775,499

Russia — 0.0%
Alrosa PJSC(d)	184,910	21
Mobile TeleSystems PJSC(d)	73,304	8
Moscow Exchange MICEX-RTS PJSC(d)	152,460	17
Ozon Holdings PLC, ADR(a)(d)	5,270	1
Polyus PJSC(a)(d)	1,430	—
Sberbank of Russia PJSC(d)	292,860	32
TCS Group Holding PLC, GDR(a)(d)(e)	4,185	—
United Co. RUSAL International PJSC(a)(d)	509,950	57
VK Co. Ltd.(a)(d)	22,940	3
VTB Bank PJSC(a)(d)	22,490,000	2
Yandex NV(a)(d)	9,920	1

		142

Saudi Arabia — 0.9%
Al Rajhi Bank	38,786	865,816
Alinma Bank	29,473	324,624

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Arab National Bank	12,793	$85,065
Arabian Internet & Communications Services Co.	4,014	350,225
Bank AlBilad	8,997	106,666
Banque Saudi Fransi	3,887	41,339
Bupa Arabia for Cooperative Insurance Co.	2,287	125,921
Co. for Cooperative Insurance (The)	4,790	156,499
Dallah Healthcare Co.	3,848	169,513
Dar Al Arkan Real Estate Development Co.(a)	73,366	253,566
Dr Sulaiman Al Habib Medical Services Group Co.	7,016	542,352
Elm Co.	2,457	589,787
Etihad Etisalat Co.	25,711	357,202
Jarir Marketing Co.	40,847	165,998
Mouwasat Medical Services Co.	8,851	279,719
Nahdi Medical Co.	9,683	363,104
Reinet Investments SCA	8,973	224,889
Riyad Bank	40,456	305,335
Saudi Awwal Bank	6,370	60,855
Saudi Investment Bank (The)	14,040	58,299
Saudi National Bank (The)	38,343	414,086
Saudi Research & Media Group(a)	6,449	356,568
Saudi Tadawul Group Holding Co.	2,877	158,434
Saudi Telecom Co.	94,241	1,025,493

		7,381,355

Singapore — 0.3%
CapitaLand Ascendas REIT	129,102	279,793
CapitaLand Integrated Commercial Trust	49,100	73,197
CapitaLand Investment Ltd./Singapore	104,000	228,310
City Developments Ltd.	89,400	405,768
DBS Group Holdings Ltd.	4,700	111,321
Genting Singapore Ltd.	707,200	531,110
Grab Holdings Ltd., Class A(a)	32,154	98,713
Keppel Ltd.	32,000	170,040
Sea Ltd., ADR(a)	2,704	103,130
Seatrium Ltd.(a)(c)	349,822	25,961
Singapore Telecommunications Ltd.	293,600	523,942
United Overseas Bank Ltd.	2,300	48,481
UOL Group Ltd.	24,400	113,303

		2,713,069

South Africa — 0.2%
Capitec Bank Holdings Ltd.	936	99,690
FirstRand Ltd.	99,197	359,264
MTN Group Ltd.	61,599	314,337
Naspers Ltd., Class N	3,931	658,699
Sanlam Ltd.	61,984	236,481

		1,668,471

South Korea — 1.4%
Amorepacific Corp.(a)	935	82,476
Celltrion Inc.	3,178	426,458
DB Insurance Co. Ltd.(a)	1,664	109,767
Ecopro BM Co. Ltd.(a)	832	132,065
Ecopro Co. Ltd.(a)	310	115,632
F&F Co. Ltd./New(a)	2,702	143,493
Hana Financial Group Inc.	15,189	543,120
HLB Inc.(a)	2,617	131,998
Hotel Shilla Co. Ltd.	715	31,144
HYBE Co. Ltd.(a)	700	105,541
Industrial Bank of Korea(a)	66,808	626,820
JYP Entertainment Corp.(a)	1,696	95,450
Kakao Corp.(a)	9,321	364,505
KakaoBank Corp.(a)	2,214	45,000
Kangwon Land Inc.(a)	13,000	145,855

Security	Shares	Value

South Korea (continued)
KB Financial Group Inc.	13,238	$561,791
Korea Investment Holdings Co. Ltd.(a)	10,668	489,834
Krafton Inc.(a)	312	50,031
KT&G Corp.	5,255	356,889
Kum Yang Co. Ltd.(a)	2,458	143,597
LG Energy Solution Ltd.(a)	1,146	325,281
LG H&H Co. Ltd.	208	47,143
Meritz Financial Group Inc.(a)	5,928	304,344
Mirae Asset Securities Co. Ltd.(a)	55,640	327,147
NAVER Corp.(a)	3,120	465,261
NCSoft Corp.(a)	694	102,427
NH Investment & Securities Co. Ltd.(a)	10,946	86,849
Posco DX Co. Ltd.(a)	2,777	118,346
POSCO Future M Co. Ltd.(a)	289	54,437
Samsung Biologics Co. Ltd.(a)(b)	377	237,311
Samsung Electronics Co. Ltd.	55,208	2,999,828
Samsung Life Insurance Co. Ltd.	2,184	113,493
Samsung SDI Co. Ltd.	88	24,422
Samsung Securities Co. Ltd.	13,201	371,055
Shinhan Financial Group Co. Ltd.	18,971	581,273
SK Hynix Inc.	2,954	295,816
SK IE Technology Co. Ltd.(a)(b)	5,013	277,855
SK Square Co. Ltd.(a)	5,014	194,785
Woori Financial Group Inc.	62,608	649,142

		12,277,681

Spain — 0.7%
Aena SME SA(b)	4,536	802,451
Amadeus IT Group SA	16,302	1,142,450
Banco Bilbao Vizcaya Argentaria SA	114,068	1,067,612
Banco Santander SA	255,216	1,025,728
Cellnex Telecom SA(b)	3,432	132,054
Corp. ACCIONA Energias Renovables SA	9,256	240,518
EDP Renovaveis SA	80,079	1,296,738
Grifols SA(a)	3,012	32,809
Iberdrola SA	13,344	160,675
Iberdrola SA, NVS	230	2,770
Redeia Corp. SA	9,559	159,063
Telefonica SA	98,856	402,229

		6,465,097

Sweden — 0.7%
Alfa Laval AB	7,050	258,684
Assa Abloy AB, Class B	1,028	28,194
Atlas Copco AB, Class A	27,805	443,751
Atlas Copco AB, Class B	72,539	1,004,517
Epiroc AB	3,681	65,039
Evolution AB(b)	3,436	401,200
Getinge AB, Class B	2,808	60,027
Hexagon AB, Class B	76,777	837,912
Industrivarden AB, Class C	21,313	669,848
Investment AB Latour, Class B	2,062	51,861
Investor AB, Class B	53,747	1,265,460
Nibe Industrier AB, Class B	32,272	192,831
Svenska Handelsbanken AB, Class A	23,524	253,596
Swedbank AB, Class A	12,888	262,631
Tele2 AB, Class B	16,120	137,440

		5,932,991

Switzerland — 2.3%
ABB Ltd., Registered	33,785	1,429,504
Alcon Inc.	7,142	537,614
Avolta AG, Registered(a)	8,945	341,742

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	9	$114,381
Cie. Financiere Richemont SA, Class A, Registered	9,338	1,387,016
DSM-Firmenich AG	2,650	280,186
Geberit AG, Registered	518	298,175
Givaudan SA, Registered	260	1,081,219
Julius Baer Group Ltd.	1,867	101,642
Lonza Group AG, Registered	743	363,257
Nestle SA, Registered	21,699	2,472,612
Novartis AG, Registered	27,335	2,826,814
Roche Holding AG, NVS	8,216	2,339,230
Sandoz Group AG(a)	8,231	282,282
SGS SA	2,600	240,255
Sika AG, Registered	2,897	799,740
Sonova Holding AG, Registered	685	218,924
STMicroelectronics NV	9,558	419,668
Straumann Holding AG	1,872	284,359
Swatch Group AG (The), Registered	1,439	65,473
Swiss Life Holding AG, Registered	204	146,498
Swiss Re AG	4,135	473,459
Swisscom AG, Registered	51	30,512
Temenos AG, Registered	1,560	158,762
UBS Group AG, Registered	55,116	1,649,766
VAT Group AG(b)	832	387,320
Zurich Insurance Group AG	2,043	1,038,027

		19,768,437

Taiwan — 1.6%
Accton Technology Corp.	9,000	151,403
Advantech Co. Ltd.	14,000	150,909
Airtac International Group	10,000	299,698
Alchip Technologies Ltd.	1,000	124,040
Catcher Technology Co. Ltd.	70,000	434,962
Cathay Financial Holding Co. Ltd.	520,103	731,384
Chailease Holding Co. Ltd.	49,720	275,226
China Development Financial Holding Corp.(a)	1,206,542	463,212
Chunghwa Telecom Co. Ltd.	81,000	307,064
CTBC Financial Holding Co. Ltd.	313,400	284,320
Delta Electronics Inc.	30,000	268,458
E Ink Holdings Inc.	46,000	305,058
Eclat Textile Co. Ltd.	5,000	87,266
eMemory Technology Inc.	2,000	178,379
Fubon Financial Holding Co. Ltd.	196,538	403,993
Global Unichip Corp.	2,000	98,193
Globalwafers Co. Ltd.	10,000	184,746
Largan Precision Co. Ltd.	4,000	317,139
MediaTek Inc.	20,000	617,152
Nan Ya Printed Circuit Board Corp.	10,000	72,194
Novatek Microelectronics Corp.	4,000	65,159
PharmaEssentia Corp.(a)	5,000	50,205
Silergy Corp.	11,000	135,374
Taiwan High Speed Rail Corp.	282,000	266,080
Taiwan Semiconductor Manufacturing Co. Ltd.	347,000	6,946,417
Unimicron Technology Corp.	10,000	56,103
United Microelectronics Corp.	77,000	119,940
Voltronic Power Technology Corp.	2,000	85,526
Yageo Corp.	14,000	246,247

		13,725,847

Thailand — 0.1%
Airports of Thailand PCL, NVDR	393,200	662,092
Bangkok Dusit Medical Services PCL, NVDR	105,100	81,467
Bumrungrad Hospital PCL, NVDR	24,700	167,111

Security	Shares	Value

Thailand (continued)
Delta Electronics Thailand PCL, NVDR(c)	95,000	$210,237
Minor International PCL, NVDR	136,800	117,617

		1,238,524

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	255,904	426,717
Hektas Ticaret TAS(a)	151,943	89,039
Turkcell Iletisim Hizmetleri AS	19,982	45,140
Yapi ve Kredi Bankasi AS	19,476	13,989

		574,885

United Arab Emirates — 0.1%
Aldar Properties PJSC	47,196	65,533
Emaar Properties PJSC	253,391	512,324
Emirates NBD Bank PJSC	25,488	122,827
Emirates Telecommunications Group Co. PJSC	14,243	74,376
Multiply Group PJSC(a)	429,417	337,185

		1,112,245

United Kingdom — 3.2%
3i Group PLC	50,384	1,577,268
Admiral Group PLC	2,056	65,375
Antofagasta PLC	49,336	1,075,286
Ashtead Group PLC	18,785	1,228,387
AstraZeneca PLC	20,653	2,738,109
Auto Trader Group PLC(b)	5,879	54,086
Barclays PLC	398,432	740,417
British American Tobacco PLC	65,620	1,934,714
BT Group PLC	197,690	280,074
Burberry Group PLC	7,488	123,342
Compass Group PLC	14,977	412,523
Croda International PLC	6,989	423,020
Diageo PLC	44,785	1,617,539
Entain PLC	1,667	20,305
Experian PLC	17,439	725,853
GSK PLC	63,006	1,246,116
Haleon PLC	101,065	410,502
HSBC Holdings PLC	276,666	2,160,126
Imperial Brands PLC	23,921	574,227
Informa PLC	28,299	277,940
Intertek Group PLC	1,891	107,334
Legal & General Group PLC	146,492	471,183
Lloyds Banking Group PLC	1,005,264	538,877
London Stock Exchange Group PLC	4,368	494,082
National Grid PLC	53,144	707,830
NatWest Group PLC, NVS	170,328	480,689
Ocado Group PLC(a)	11,674	79,966
Pearson PLC	14,872	182,446
Prudential PLC	44,393	456,030
Reckitt Benckiser Group PLC	8,842	639,285
RELX PLC	37,282	1,538,779
Rentokil Initial PLC	46,674	240,359
Severn Trent PLC	16,015	526,429
Smiths Group PLC	15,674	321,217
Spirax-Sarco Engineering PLC	876	110,254
Standard Chartered PLC	17,483	132,129
Unilever PLC	25,794	1,255,142
United Utilities Group PLC	53,432	719,663
Vodafone Group PLC	416,936	354,454
Whitbread PLC	6,371	288,784
WPP PLC	15,784	152,639

		27,482,780

United States — 62.0%
Abbott Laboratories	21,603	2,444,379

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AbbVie Inc.	24,806	$4,078,106
Accenture PLC, Class A	8,262	3,006,377
Adobe Inc.(a)	5,829	3,601,040
Advanced Micro Devices Inc.(a)	21,685	3,636,358
AECOM	2,456	216,595
Aflac Inc.	13,002	1,096,589
Agilent Technologies Inc.	3,495	454,699
Airbnb Inc.(a)	7,978	1,149,949
Akamai Technologies Inc.(a)	4,305	530,505
Albemarle Corp.	6,566	753,383
Alexandria Real Estate Equities Inc.	1,177	142,299
Align Technology Inc.(a)	1,144	305,814
Allegion PLC	4,914	608,795
Allstate Corp. (The)	1,299	201,670
Alphabet Inc., Class A(a)	78,959	11,062,156
Alphabet Inc., Class C, NVS(a)	64,081	9,086,686
Altria Group Inc.	54,801	2,198,616
Amazon.com Inc.(a)	119,059	18,477,957
American Express Co.	8,684	1,743,226
American Financial Group Inc./OH	885	106,554
American International Group Inc.	14,808	1,029,304
American Tower Corp.	6,755	1,321,616
American Water Works Co. Inc.	10,745	1,332,595
Ameriprise Financial Inc.	996	385,283
AMETEK Inc.	10,752	1,742,362
Amgen Inc.	8,300	2,608,358
Amphenol Corp., Class A	12,616	1,275,478
Analog Devices Inc.	8,175	1,572,543
Annaly Capital Management Inc.	11,071	212,452
Ansys Inc.(a)	631	206,861
Aon PLC, Class A	2,405	717,724
Apollo Global Management Inc.	5,390	541,156
Apple Inc.	202,824	37,400,751
Applied Materials Inc.	4,482	736,393
Arch Capital Group Ltd.(a)	7,084	583,934
Arista Networks Inc.(a)	3,596	930,213
Arthur J Gallagher & Co.	2,290	531,646
Aspen Technology Inc.(a)	600	115,194
AT&T Inc.	102,594	1,814,888
Atlassian Corp., NVS(a)	1,481	369,909
Autodesk Inc.(a)	2,767	702,292
Automatic Data Processing Inc.	8,328	2,046,856
AvalonBay Communities Inc.	1,645	294,471
Avery Dennison Corp.	57	11,369
Axon Enterprise Inc.(a)	4,424	1,101,841
Baker Hughes Co., Class A	69,495	1,980,607
Bank of America Corp.	87,281	2,968,427
Bank of New York Mellon Corp. (The)	11,974	664,078
Bath & Body Works Inc.	6,295	268,545
Baxter International Inc.	2,548	98,582
Becton Dickinson and Co.	5,114	1,221,274
Berkshire Hathaway Inc., Class B(a)	14,003	5,373,511
Biogen Inc.(a)	1,860	458,788
BlackRock Inc.(f)	1,585	1,227,281
Blackstone Inc., NVS	9,464	1,177,795
Block Inc.(a)	4,869	316,534
Booking Holdings Inc.(a)	492	1,725,675
Booz Allen Hamilton Holding Corp., Class A	2,762	388,807
Boston Properties Inc.	3,843	255,559
Boston Scientific Corp.(a)	20,912	1,322,893
Bristol-Myers Squibb Co.	42,687	2,086,114
Broadcom Inc.	6,407	7,560,260

Security	Shares	Value

United States (continued)
Broadridge Financial Solutions Inc.	3,433	$701,019
Brown & Brown Inc.	2,209	171,330
Brown-Forman Corp., Class B	9,197	504,915
Burlington Stores Inc.(a)	296	56,580
Cadence Design Systems Inc.(a)	3,212	926,533
Caesars Entertainment Inc.(a)	2,188	95,988
Capital One Financial Corp.	4,576	619,224
Cardinal Health Inc.	4,034	440,472
Carlyle Group Inc. (The)	3,178	127,184
Carnival Corp.(a)	10,934	181,286
Catalent Inc.(a)(c)	1,518	78,390
Cboe Global Markets Inc.	385	70,782
CDW Corp./DE	986	223,546
Celsius Holdings Inc.(a)(c)	5,108	254,889
Centene Corp.(a)	2,751	207,178
Ceridian HCM Holding Inc.(a)	3,493	242,833
Charles River Laboratories International Inc.(a)	253	54,719
Charles Schwab Corp. (The)	19,248	1,211,084
Charter Communications Inc., Class A(a)	1,974	731,782
Chipotle Mexican Grill Inc., Class A(a)	441	1,062,268
Chubb Ltd.	7,155	1,752,975
Church & Dwight Co. Inc.	4,804	479,679
Cigna Group (The)	3,180	957,021
Cintas Corp.	1,875	1,133,569
Cisco Systems Inc.	71,817	3,603,777
Citigroup Inc.	34,265	1,924,665
Citizens Financial Group Inc.	23,914	781,988
Cloudflare Inc., Class A(a)	1,249	98,733
CME Group Inc.	4,647	956,538
Coca-Cola Co. (The)	66,456	3,953,467
Cognizant Technology Solutions Corp., Class A	7,723	595,598
Coinbase Global Inc., Class A(a)	2,275	291,655
Colgate-Palmolive Co.	13,523	1,138,637
Comcast Corp., Class A	60,268	2,804,873
Constellation Brands Inc., Class A	4,470	1,095,508
Constellation Energy Corp.	5,006	610,732
Cooper Companies Inc. (The)	972	362,585
Corteva Inc.	35,092	1,595,984
CoStar Group Inc.(a)	5,480	457,470
Costco Wholesale Corp.	4,285	2,977,561
Crowdstrike Holdings Inc., Class A(a)	1,949	570,082
Crown Castle Inc.	7,543	816,530
CSX Corp.	32,498	1,160,179
CVS Health Corp.	11,926	886,937
Danaher Corp.	9,422	2,260,432
Darden Restaurants Inc.	299	48,611
Darling Ingredients Inc.(a)	2,126	92,056
Datadog Inc., Class A(a)	2,288	284,719
DaVita Inc.(a)	2,313	250,174
Deckers Outdoor Corp.(a)	547	412,290
Deere & Co.	3,395	1,336,204
Dexcom Inc.(a)	5,287	641,577
Digital Realty Trust Inc.	3,568	501,161
Discover Financial Services	5,044	532,243
Dollar General Corp.	4,589	606,069
Dollar Tree Inc.(a)	4,640	606,077
Domino’s Pizza Inc.	85	36,229
DoorDash Inc., Class A(a)	3,889	405,234
DraftKings Inc., Class A (a)	7,035	274,717
Dropbox Inc., Class A(a)	4,540	143,827
Eaton Corp. PLC	3,637	894,993
eBay Inc.	22,880	939,682

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ecolab Inc.	6,212	$1,231,343
Edison International	21,042	1,419,914
Edwards Lifesciences Corp.(a)	9,336	732,596
Electronic Arts Inc.	4,201	577,974
Elevance Health Inc.	2,582	1,274,062
Eli Lilly & Co.	10,487	6,770,512
Emerson Electric Co.	8,129	745,673
Enphase Energy Inc.(a)	3,165	329,571
Entegris Inc.	1,163	136,885
EPAM Systems Inc.(a)	708	196,902
Equifax Inc.	2,810	686,595
Equinix Inc.	1,242	1,030,574
Equitable Holdings Inc.	22,859	747,261
Equity Residential	3,116	187,552
Erie Indemnity Co., Class A, NVS	270	93,374
Essential Utilities Inc.	8,716	312,556
Essex Property Trust Inc.	323	75,346
Estee Lauder Companies Inc. (The), Class A	5,488	724,361
Etsy Inc.(a)(c)	2,992	199,147
Everest Group Ltd.	577	222,128
Eversource Energy	6,665	361,376
Exact Sciences Corp.(a)	1,377	90,056
Exelon Corp.	3,409	118,667
Extra Space Storage Inc.	3,382	488,496
F5 Inc.(a)	2,227	409,100
Fair Isaac Corp.(a)	312	374,035
Fastenal Co.	12,109	826,197
FedEx Corp.	958	231,156
Fidelity National Financial Inc.	3,777	188,963
Fidelity National Information Services Inc.	8,566	533,319
Fifth Third Bancorp	7,904	270,633
First Citizens BancShares Inc./NC, Class A	179	270,290
First Solar Inc.(a)	2,397	350,681
Fiserv Inc.(a)	9,177	1,301,941
FleetCor Technologies Inc.(a)	1,271	368,501
FMC Corp.	13,821	776,740
Fortinet Inc.(a)	6,838	440,983
Fortive Corp.	18,483	1,445,001
Fox Corp., Class A, NVS	1,810	58,463
Freeport-McMoRan Inc.	60,148	2,387,274
Gaming and Leisure Properties Inc.	1,643	75,003
Garmin Ltd.	5,042	602,469
Gartner Inc.(a)	1,277	584,151
Gen Digital Inc.	25,736	604,281
General Mills Inc.	2,735	177,529
Gilead Sciences Inc.	20,987	1,642,443
Global Payments Inc.	4,472	595,805
Goldman Sachs Group Inc. (The)	4,576	1,757,230
Graco Inc.	8,022	684,277
Halliburton Co.	127,728	4,553,503
Hartford Financial Services Group Inc. (The)	4,580	398,277
HCA Healthcare Inc.	3,432	1,046,417
HEICO Corp., Class A	6,450	912,481
Hershey Co. (The)	3,224	623,973
Hilton Worldwide Holdings Inc.	2,808	536,216
Hologic Inc.(a)	5,201	387,162
Home Depot Inc. (The)	13,469	4,754,018
Honeywell International Inc.	5,351	1,082,293
Host Hotels & Resorts Inc.	21,944	421,764
Hubbell Inc., Class B	1,708	573,154
HubSpot Inc.(a)	199	121,589
Humana Inc.	1,282	484,673

Security	Shares	Value

United States (continued)
Huntington Bancshares Inc./OH	13,624	$173,434
IDEX Corp.	4,365	923,197
IDEXX Laboratories Inc.(a)	1,337	688,662
Illinois Tool Works Inc.	4,810	1,254,929
Illumina Inc.(a)	1,007	144,011
Incyte Corp.(a)	1,561	91,740
Ingersoll Rand Inc.	15,218	1,215,309
Insulet Corp.(a)	544	103,833
Intel Corp.	56,361	2,428,032
Intercontinental Exchange Inc.	7,148	910,155
International Business Machines Corp.	15,123	2,777,490
International Flavors & Fragrances Inc.	3,096	249,785
Interpublic Group of Companies Inc. (The)	6,291	207,540
Intuit Inc.	3,620	2,285,415
Intuitive Surgical Inc.(a)	4,772	1,804,866
Invitation Homes Inc.	5,668	186,647
IQVIA Holdings Inc.(a)	3,120	649,678
Iron Mountain Inc.	4,992	337,060
Jack Henry & Associates Inc.	206	34,161
Jacobs Solutions Inc., NVS	3,795	511,452
Jazz Pharmaceuticals PLC(a)	1,932	237,095
Johnson & Johnson	34,801	5,529,879
JPMorgan Chase & Co.	37,160	6,479,218
Kenvue Inc.	17,203	357,134
Keurig Dr Pepper Inc.	15,630	491,407
KeyCorp	16,750	243,377
Keysight Technologies Inc.(a)	3,609	553,115
Kimco Realty Corp.	3,676	74,255
Kinder Morgan Inc.	110,243	1,865,312
KKR & Co. Inc.	6,465	559,740
KLA Corp.	3,142	1,866,474
Laboratory Corp. of America Holdings	1,590	353,457
Lam Research Corp.	1,828	1,508,411
Las Vegas Sands Corp.	9,418	460,729
Lattice Semiconductor Corp.(a)	1,931	117,521
Leidos Holdings Inc.	2,916	322,130
Liberty Broadband Corp., Class C (a)	2,441	191,496
Liberty Media Corp.-Liberty Formula One, NVS(a)(c)	4,680	314,730
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	11,544	350,476
Linde PLC	5,363	2,171,103
Live Nation Entertainment Inc.(a)	788	70,014
Loews Corp.	24,477	1,783,394
Lowe’s Companies Inc.	8,463	1,801,265
LPL Financial Holdings Inc.	651	155,713
Lucid Group Inc.(a)(c)	75,806	256,224
Lululemon Athletica Inc.(a)	1,781	808,253
M&T Bank Corp.	3,036	419,272
MarketAxess Holdings Inc.	520	117,265
Marriott International Inc./MD, Class A	2,322	556,653
Marsh & McLennan Companies Inc.	7,990	1,548,782
Marvell Technology Inc.	13,878	939,541
Masco Corp.	3,506	235,919
Mastercard Inc., Class A	11,172	5,018,798
Match Group Inc.(a)	2,123	81,481
McCormick & Co. Inc./MD, NVS	755	51,461
McDonald’s Corp.	11,963	3,501,809
Medtronic PLC	14,733	1,289,727
MercadoLibre Inc.(a)(c)	728	1,246,198
Merck & Co. Inc.	34,409	4,155,919
Meta Platforms Inc., Class A(a)	28,689	11,192,726
MetLife Inc.	13,245	918,143
Mettler-Toledo International Inc.(a)	283	338,805

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
MGM Resorts International	8,042	$348,782
Microchip Technology Inc.	10,511	895,327
Micron Technology Inc.	9,881	847,296
Microsoft Corp.	90,211	35,866,089
Mid-America Apartment Communities Inc.	418	52,827
Moderna Inc.(a)	2,175	219,784
Mondelez International Inc., Class A	16,218	1,220,729
MongoDB Inc., Class A(a)	609	243,917
Monolithic Power Systems Inc.	498	300,155
Monster Beverage Corp.(a)	14,189	780,679
Moody’s Corp.	1,357	531,998
Morgan Stanley	15,171	1,323,518
Motorola Solutions Inc.	3,581	1,144,129
NetApp Inc.	7,004	610,749
Netflix Inc.(a)	6,021	3,396,506
Newmont Corp.	8,905	307,312
NextEra Energy Inc.	27,297	1,600,423
Nike Inc., Class B	16,638	1,689,256
Nordson Corp.	861	216,731
Norfolk Southern Corp.	3,079	724,304
Northern Trust Corp.	2,409	191,853
Nvidia Corp.	32,202	19,812,925
NXP Semiconductors NV	4,502	947,986
O’Reilly Automotive Inc.(a)	289	295,661
Okta Inc.(a)	656	54,218
Old Dominion Freight Line Inc.	1,433	560,332
Omnicom Group Inc.	2,519	227,667
ON Semiconductor Corp.(a)	4,877	346,901
Oracle Corp.	24,073	2,688,954
Otis Worldwide Corp.	8,932	789,946
Palantir Technologies Inc.(a)	24,819	399,338
Palo Alto Networks Inc.(a)	3,731	1,262,981
Parker-Hannifin Corp.	5,945	2,761,452
Paychex Inc.	10,510	1,279,382
Paycom Software Inc.	1,985	377,626
Paylocity Holding Corp.(a)(c)	984	155,875
PayPal Holdings Inc.(a)	14,181	870,004
PepsiCo Inc.	16,219	2,733,388
Pfizer Inc.	82,120	2,223,810
PG&E Corp.	38,080	642,410
Philip Morris International Inc.	30,676	2,786,915
Pinterest Inc., Class A(a)	6,150	230,440
PNC Financial Services Group Inc. (The)	5,459	825,455
Pool Corp.	47	17,449
PPG Industries Inc.	794	111,986
Principal Financial Group Inc.	4,955	391,940
Procter & Gamble Co. (The)	35,952	5,649,497
Progressive Corp. (The)	7,280	1,297,660
Prologis Inc.	13,033	1,651,151
Prudential Financial Inc.	1,100	115,423
PTC Inc.(a)	1,875	338,719
Public Storage	3,018	854,667
Qualcomm Inc.	15,288	2,270,421
Quanta Services Inc.	197	38,228
Quest Diagnostics Inc.	2,646	339,826
Realty Income Corp.	2,198	119,549
Regency Centers Corp.	551	34,531
Regeneron Pharmaceuticals Inc.(a)	1,456	1,372,688
Regions Financial Corp.	15,767	294,370
Reliance Steel & Aluminum Co.	5,767	1,646,017
ResMed Inc.	1,059	201,422
Revvity Inc.	972	104,179

Security	Shares	Value

United States (continued)
Rivian Automotive Inc., Class A(a)(c)	20,719	$317,208
Robert Half Inc.	1,884	149,853
ROBLOX Corp., Class A(a)	3,229	125,317
Rockwell Automation Inc.	1,144	289,752
Roku Inc.(a)	728	64,108
Rollins Inc.	5,616	243,229
Roper Technologies Inc.	3,008	1,615,296
Ross Stores Inc.	3,804	533,625
Royal Caribbean Cruises Ltd.(a)	3,714	473,535
Royalty Pharma PLC, Class A	16,071	456,256
S&P Global Inc.	3,308	1,483,142
Salesforce Inc.(a)	12,073	3,393,600
SBA Communications Corp., Class A	2,199	492,268
Schlumberger NV	43,818	2,133,937
Sempra Energy	3,779	270,425
ServiceNow Inc.(a)	2,239	1,713,731
Sherwin-Williams Co. (The)	3,475	1,057,720
Simon Property Group Inc.	6,760	937,004
Sirius XM Holdings Inc.(c)	50,760	258,368
Skyworks Solutions Inc.	1,352	141,230
Snap Inc., Class A, NVS(a)	11,441	181,797
Snap-on Inc.	926	268,475
Snowflake Inc., Class A(a)	2,936	574,399
Splunk Inc.(a)	1,081	165,793
SS&C Technologies Holdings Inc.	16,618	1,014,030
Starbucks Corp.	17,587	1,636,119
State Street Corp.	4,368	322,664
Steel Dynamics Inc.	1,413	170,535
STERIS PLC	1,648	360,830
Stryker Corp.	3,853	1,292,604
Sun Communities Inc.	707	88,622
Super Micro Computer Inc.(a)	903	478,238
Synchrony Financial	11,361	441,602
Synopsys Inc.(a)	1,707	910,428
T-Mobile U.S. Inc.	6,369	1,026,874
T Rowe Price Group Inc.	2,325	252,146
Take-Two Interactive Software Inc.(a)	1,866	307,759
Targa Resources Corp.	50,667	4,304,668
Target Corp.	5,681	790,113
TE Connectivity Ltd.	6,638	943,857
Teleflex Inc.	520	126,272
Teradyne Inc.(c)	4,571	441,513
Tesla Inc.(a)	38,548	7,219,655
Texas Instruments Inc.	14,256	2,282,671
Texas Pacific Land Corp.	991	1,448,178
Thermo Fisher Scientific Inc.	4,863	2,621,060
TJX Companies Inc. (The)	11,961	1,135,218
Trade Desk Inc. (The), Class A(a)	6,304	431,383
Tradeweb Markets Inc., Class A	975	93,005
TransDigm Group Inc.	766	836,993
TransUnion	7,228	500,105
Travelers Cos. Inc. (The)	3,127	660,923
Trimble Inc.(a)	10,989	558,901
Truist Financial Corp.	22,829	846,043
U.S. Bancorp	17,992	747,388
Uber Technologies Inc.(a)	19,659	1,283,143
U-Haul Holding Co.	204	13,029
Ulta Beauty Inc.(a)	1,346	675,759
Union Pacific Corp.	8,560	2,088,041
United Parcel Service Inc., Class B	7,474	1,060,561
United Rentals Inc.	3,069	1,919,353
United Therapeutics Corp.(a)	824	176,979

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
UnitedHealth Group Inc.	12,178	$6,231,970
Vail Resorts Inc.	1,104	245,088
Veeva Systems Inc., Class A(a)	3,605	747,713
VeriSign Inc.(a)	1,136	225,928
Verisk Analytics Inc., Class A	3,700	893,661
Verizon Communications Inc.	63,266	2,679,315
Vertex Pharmaceuticals Inc.(a)	3,432	1,487,360
Vertiv Holdings Co., Class A	5,285	297,704
Viatris Inc.	48,419	569,892
VICI Properties Inc., Class A	13,624	410,355
Visa Inc., Class A(c)	21,741	5,940,946
Vulcan Materials Co.	3,572	807,308
W R Berkley Corp.	2,090	171,129
Walmart Inc.	15,427	2,549,312
Walgreens Boots Alliance Inc.	3,901	88,046
Walt Disney Co. (The)	23,362	2,243,920
Warner Bros. Discovery Inc.(a)	16,330	163,627
Waters Corp.(a)	481	152,818
Wells Fargo & Co.	45,729	2,294,681
Welltower Inc.	5,488	474,767
West Pharmaceutical Services Inc.	936	349,156
Westinghouse Air Brake Technologies Corp.	2,263	297,743
Williams Cos. Inc. (The)	1,285	44,538
Willis Towers Watson PLC	1,796	442,355
Workday Inc., Class A(a)	1,560	454,069
WW Grainger Inc.	244	218,536
Wynn Resorts Ltd.	2,286	215,867
Xylem Inc./NY	7,241	814,178
Yum! Brands Inc.	2,919	377,981
Zillow Group Inc., Class C (a)	4,472	254,188
Zimmer Biomet Holdings Inc.	4,253	534,177
Zoetis Inc.	5,900	1,108,079
Zoom Video Communications Inc., Class A(a)	2,392	154,547
Zscaler Inc.(a)	176	41,478

		536,399,250

Total Common Stocks — 99.5% (Cost: $759,304,495)		860,893,857

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	113,347	351,178
Itau Unibanco Holding SA, Preference Shares, NVS	59,052	390,708

		741,886

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	26,918	212,082

Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	5,848	496,507
Sartorius AG, Preference Shares, NVS	116	42,317

		538,824

Total Preferred Stocks — 0.2% (Cost: $1,456,201)		1,492,792

Security	Shares	Value

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/19/24, Strike Price BRL 45.35)(a)	35	$64

Total Rights — 0.0% (Cost: $—)		64

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50 )(d)	555	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.7% (Cost: $760,760,696)		862,386,713

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	10,358,627	10,364,842
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	1,150,000	1,150,000

Total Short-Term Securities — 1.3% (Cost: $11,511,983)		11,514,842

Total Investments — 101.0% (Cost: $772,272,679)		873,901,555

Liabilities in Excess of Other Assets — (1.0)%		(8,529,170)

Net Assets — 100.0%		$865,372,385

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,598,918	$2,767,581	(a)	$—		$(2,008)	$351	$10,364,842	10,358,627	$42,233	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,170,000	—		(20,000	)(a)	—	—	1,150,000	1,150,000	34,898		—
BlackRock Inc.	1,248,656	—		(79,896)		33,499	25,022	1,227,281	1,585	16,450		—

						$31,491	$25,373	$12,742,123		$93,581		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	5	03/15/24	$558	$15,124
MSCI Emerging Markets Index	10	03/15/24	491	(5,222)
S&P 500 E-Mini Index	6	03/15/24	1,461	59,901

				$69,803

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$75,025	$—	$—	$—	$75,025

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,222	$—	$—	$—	$5,222

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI Low Carbon Target ETF

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(21,209)	$—	$—	$—	$(21,209)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(53,731)	$—	$—	$—	$(53,731)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,850,256

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$587,481,919	$273,411,795	$143	$860,893,857
Preferred Stocks	953,968	538,824	—	1,492,792
Rights	64	—	—	64
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	11,514,842	—	—	11,514,842

	$599,950,793	$273,950,619	$143	$873,901,555

Derivative Financial Instruments(a)
Assets
Equity Contracts	$75,025	$—	$—	$75,025
Liabilities
Equity Contracts	(5,222)	—	—	(5,222)

	$69,803	$—	$—	69,803

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 29.2%
360 Security Technology Inc., Class A	145,600	$137,906
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	72,849	168,359
3SBio Inc.(a)	728,000	548,584
AAC Technologies Holdings Inc.	273,000	613,031
AECC Aviation Power Co. Ltd., Class A	73,891	322,900
Agricultural Bank of China Ltd., Class A	2,275,000	1,231,112
Agricultural Bank of China Ltd., Class H	10,738,000	4,157,656
Aier Eye Hospital Group Co. Ltd., Class A	249,760	445,764
Air China Ltd., Class A(b)	254,819	252,232
Air China Ltd., Class H(b)	732,000	408,946
Akeso Inc.(a)(b)(c)	182,000	924,143
Alibaba Group Holding Ltd.	6,461,040	57,948,898
Alibaba Health Information Technology Ltd.(b)(c)	2,192,000	805,463
Aluminum Corp. of China Ltd., Class A	382,299	303,449
Aluminum Corp. of China Ltd., Class H	1,462,000	712,522
Angel Yeast Co. Ltd., Class A	36,498	156,821
Anhui Conch Cement Co. Ltd., Class A	109,280	351,376
Anhui Conch Cement Co. Ltd., Class H	455,000	911,334
Anhui Gujing Distillery Co. Ltd., Class A	18,635	516,482
Anhui Gujing Distillery Co. Ltd., Class B	36,400	470,350
Anhui Kouzi Distillery Co. Ltd., Class A	18,200	98,566
Anhui Yingjia Distillery Co. Ltd., Class A	18,600	130,273
ANTA Sports Products Ltd.	509,600	4,301,255
Autohome Inc., ADR	25,844	651,269
AVIC Industry-Finance Holdings Co. Ltd., Class A	273,000	128,997
AviChina Industry & Technology Co. Ltd., Class H	913,000	336,748
Baidu Inc.(b)	873,620	11,310,940
Bank of Beijing Co. Ltd., Class A	691,600	490,441
Bank of Chengdu Co. Ltd., Class A	91,000	158,596
Bank of China Ltd., Class A	946,400	568,983
Bank of China Ltd., Class H	31,668,000	11,884,054
Bank of Communications Co. Ltd., Class A	1,110,286	927,913
Bank of Communications Co. Ltd., Class H	3,458,100	2,045,829
Bank of Hangzhou Co. Ltd., Class A	182,060	276,259
Bank of Jiangsu Co. Ltd., Class A	382,200	389,257
Bank of Nanjing Co. Ltd., Class A	312,400	360,835
Bank of Ningbo Co. Ltd., Class A	182,025	545,641
Bank of Shanghai Co. Ltd., Class A	491,441	437,516
Baoshan Iron & Steel Co. Ltd., Class A	618,895	530,080
BeiGene Ltd.(b)	273,030	3,094,306
Beijing Dabeinong Technology Group Co. Ltd., Class A	127,400	83,994
Beijing Enlight Media Co. Ltd., Class A	91,000	93,626
Beijing Enterprises Holdings Ltd.	182,000	658,717
Beijing Enterprises Water Group Ltd.	1,820,000	442,798
Beijing Kingsoft Office Software Inc., Class A	14,800	439,387
Beijing New Building Materials PLC, Class A	55,226	205,297
Beijing Shiji Information Technology Co. Ltd., Class A	102,096	100,828
Beijing Tongrentang Co. Ltd., Class A	36,400	221,298
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	26,933	202,255
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	855,400	591,131
Bethel Automotive Safety Systems Co. Ltd.	18,200	130,745
Betta Pharmaceuticals Co. Ltd., Class A	18,200	96,125
BGI Genomics Co. Ltd., Class A	18,290	95,349
Bilibili Inc.(b)(c)	81,848	739,037
BOC Aviation Ltd.(a)	91,200	683,759

Security	Shares	Value

China (continued)
BOE Technology Group Co. Ltd., Class A	1,055,600	$528,619
Bosideng International Holdings Ltd.	1,592,000	719,675
Brilliance China Automotive Holdings Ltd.	1,092,000	582,199
BYD Co. Ltd., Class A	36,450	867,988
BYD Co. Ltd., Class H(c)	421,000	9,426,256
BYD Electronic International Co. Ltd.	364,000	1,246,923
By-health Co. Ltd., Class A	54,600	114,272
C&D International Investment Group Ltd.	316,000	521,814
Caitong Securities Co. Ltd., Class A	193,208	199,867
Cambricon Technologies Corp. Ltd.	6,325	95,868
Canmax Technologies Co. Ltd., Class A	25,130	68,833
CGN Power Co. Ltd., Class H(a)	4,370,000	1,224,583
Changchun High & New Technology Industry Group Inc., Class A	18,200	289,275
Changjiang Securities Co. Ltd., Class A	292,000	200,440
Chaozhou Three-Circle Group Co. Ltd., Class A	72,897	231,455
Chengxin Lithium Group Co. Ltd., Class A	36,400	102,693
China Cinda Asset Management Co. Ltd., Class H	3,822,000	366,708
China CITIC Bank Corp. Ltd., Class H	3,822,200	1,894,289
China Coal Energy Co. Ltd., Class H	910,000	999,343
China Communications Services Corp. Ltd., Class H	1,092,000	449,651
China Construction Bank Corp., Class A	309,400	295,629
China Construction Bank Corp., Class H	37,492,390	22,265,352
China CSSC Holdings Ltd., Class A	145,600	619,430
China Eastern Airlines Corp. Ltd., Class A(b)	309,495	161,184
China Energy Engineering Corp. Ltd.	837,200	245,863
China Everbright Bank Co. Ltd., Class A	1,146,600	502,893
China Everbright Bank Co. Ltd., Class H	1,274,000	378,233
China Everbright Environment Group Ltd.	1,638,370	571,431
China Feihe Ltd.(a)	1,638,000	750,423
China Galaxy Securities Co. Ltd., Class A	109,251	176,817
China Galaxy Securities Co. Ltd., Class H	1,274,000	624,216
China Gas Holdings Ltd.	1,164,800	1,061,975
China Greatwall Technology Group Co. Ltd., Class A	91,000	105,207
China Hongqiao Group Ltd.	1,001,000	733,847
China International Capital Corp. Ltd., Class A	54,600	245,600
China International Capital Corp. Ltd., Class H(a)	655,200	778,799
China Jushi Co. Ltd., Class A	109,271	139,546
China Life Insurance Co. Ltd., Class A	72,890	292,127
China Life Insurance Co. Ltd., Class H	2,912,000	3,357,074
China Literature Ltd.(a)(b)	146,200	425,230
China Longyuan Power Group Corp. Ltd., Class H	1,277,000	770,301
China Medical System Holdings Ltd.	546,000	780,251
China Mengniu Dairy Co. Ltd.	1,274,000	2,822,827
China Merchants Bank Co. Ltd., Class A	527,804	2,258,550
China Merchants Bank Co. Ltd., Class H	1,547,446	5,641,036
China Merchants Energy Shipping Co. Ltd., Class A	254,800	231,427
China Merchants Port Holdings Co. Ltd.	728,180	900,304
China Merchants Securities Co. Ltd., Class A	218,465	406,707
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	91,060	111,315
China Minsheng Banking Corp. Ltd., Class A	1,128,498	620,250
China Minsheng Banking Corp. Ltd., Class H	2,275,020	756,658
China National Building Material Co. Ltd., Class H	1,456,000	513,595
China National Chemical Engineering Co. Ltd., Class A	200,256	178,611
China National Nuclear Power Co. Ltd., Class A	564,200	650,789
China National Software & Service Co. Ltd.,
Class A	24,650	91,004

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	109,200	$256,412
China Oilfield Services Ltd., Class H	868,000	834,239
China Overseas Land & Investment Ltd.	1,547,260	2,340,679
China Overseas Property Holdings Ltd.	835,000	553,430
China Pacific Insurance Group Co. Ltd., Class A	200,298	695,143
China Pacific Insurance Group Co. Ltd., Class H	837,200	1,540,425
China Petroleum & Chemical Corp., Class A	946,492	785,740
China Petroleum & Chemical Corp., Class H	9,464,000	4,923,202
China Power International Development Ltd.	2,003,000	749,382
China Railway Group Ltd., Class A	637,000	559,976
China Railway Group Ltd., Class H	1,638,000	749,118
China Resources Beer Holdings Co. Ltd.	728,000	2,632,696
China Resources Gas Group Ltd.	400,400	1,135,527
China Resources Land Ltd.	1,371,555	4,164,116
China Resources Microelectronics Ltd.	28,396	149,570
China Resources Mixc Lifestyle Services Ltd.(a)	255,400	737,547
China Resources Pharmaceutical Group Ltd.(a)	728,000	443,878
China Resources Power Holdings Co. Ltd.	728,000	1,472,817
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	36,473	265,519
China Ruyi Holdings Ltd.(b)(c)	2,184,000	366,395
China Shenhua Energy Co. Ltd., Class A	182,018	942,510
China Shenhua Energy Co. Ltd., Class H	1,365,000	5,178,379
China Southern Airlines Co. Ltd., Class A(b)	345,800	277,398
China Southern Airlines Co. Ltd., Class H(b)	728,000	269,334
China State Construction Engineering Corp. Ltd., Class A	1,110,200	795,528
China State Construction International Holdings Ltd.	728,000	768,987
China Taiping Insurance Holdings Co. Ltd.	618,990	513,839
China Three Gorges Renewables Group Co. Ltd., Class A	782,600	482,328
China Tourism Group Duty Free Corp. Ltd.(a)(c)	36,400	319,221
China Tourism Group Duty Free Corp. Ltd., Class A	55,698	619,261
China Tower Corp. Ltd., Class H(a)	18,200,000	2,024,592
China Traditional Chinese Medicine Holdings Co. Ltd.	1,102,000	421,343
China United Network Communications Ltd., Class A	673,400	423,246
China Vanke Co. Ltd., Class A	236,807	316,944
China Vanke Co. Ltd., Class H	837,284	658,772
China Yangtze Power Co. Ltd., Class A	619,048	2,102,459
China Zhenhua Group Science & Technology Co. Ltd., Class A	18,200	112,847
China Zheshang Bank Co. Ltd., Class A	995,700	372,464
Chinasoft International Ltd.	1,092,000	622,282
Chongqing Brewery Co. Ltd., Class A	19,896	154,062
Chongqing Changan Automobile Co. Ltd., Class A	236,778	421,717
Chongqing Zhifei Biological Products Co. Ltd., Class A	54,600	341,157
Chow Tai Fook Jewellery Group Ltd.	801,200	1,085,375
CITIC Ltd.	2,366,000	2,283,649
CITIC Securities Co. Ltd., Class A	291,202	831,873
CITIC Securities Co. Ltd., Class H	728,025	1,420,903
CMOC Group Ltd., Class A	709,800	530,594
CMOC Group Ltd., Class H	1,092,000	598,147
Contemporary Amperex Technology Co. Ltd., Class A	109,298	2,306,629
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	91,000	166,824
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	364,000	338,454

Security	Shares	Value

China (continued)
COSCO Shipping Holdings Co. Ltd., Class A	346,012	$478,868
COSCO Shipping Holdings Co. Ltd., Class H	1,274,399	1,338,918
COSCO SHIPPING Ports Ltd.	728,000	445,811
Country Garden Holdings Co. Ltd.(b)(c)	4,368,838	354,338
Country Garden Services Holdings Co. Ltd.(c)	910,000	601,139
CRRC Corp. Ltd., Class A	738,500	584,153
CRRC Corp. Ltd., Class H	1,274,000	592,147
CSC Financial Co. Ltd., Class A	127,499	396,836
CSPC Innovation Pharmaceutical Co. Ltd.	28,600	107,247
CSPC Pharmaceutical Group Ltd.	3,641,440	2,678,969
Daqin Railway Co. Ltd., Class A	418,600	434,932
Daqo New Energy Corp., ADR(b)(c)	25,986	469,047
DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,980	91,919
DHC Software Co. Ltd., Class A	127,400	88,602
Dong-E-E-Jiao Co. Ltd., Class A	36,400	266,044
Dongfang Electric Corp. Ltd., Class A	91,088	181,845
Dongfeng Motor Group Co. Ltd., Class H	1,092,000	421,699
Dongxing Securities Co. Ltd., Class A	146,498	161,785
East Buy Holding Ltd.(a)(b)(c)	182,000	534,727
East Money Information Co. Ltd., Class A	436,814	759,103
Ecovacs Robotics Co. Ltd., Class A	18,200	80,923
ENN Energy Holdings Ltd.	327,600	2,438,605
Eve Energy Co. Ltd., Class A	54,616	264,678
Everbright Securities Co. Ltd., Class A	110,293	240,104
Fangda Carbon New Material Co. Ltd., Class A	147,975	91,034
Far East Horizon Ltd.	546,000	399,481
First Capital Securities Co. Ltd., Class A	163,800	119,804
Flat Glass Group Co. Ltd., Class A	54,600	154,838
Flat Glass Group Co. Ltd., Class H(c)	182,000	273,732
Focus Media Information Technology Co. Ltd., Class A	419,740	330,175
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,092	591,821
Fosun International Ltd.	910,000	477,546
Founder Securities Co. Ltd., Class A	200,200	192,472
Foxconn Industrial Internet Co. Ltd., Class A	327,600	605,490
Fujian Sunner Development Co. Ltd., Class A	36,400	75,792
Fuyao Glass Industry Group Co. Ltd., Class A	72,899	386,391
Fuyao Glass Industry Group Co. Ltd., Class H(a)	218,400	987,367
Ganfeng Lithium Group Co. Ltd., Class A	54,657	258,928
Ganfeng Lithium Group Co. Ltd., Class H(a)(c)	155,920	416,510
GCL-Poly Energy Holdings Ltd.	8,528,000	981,256
GD Power Development Co. Ltd., Class A	509,600	317,159
GDS Holdings Ltd.(b)(c)	365,240	244,624
Geely Automobile Holdings Ltd.	2,366,000	2,242,633
Gemdale Corp., Class A	127,446	71,686
Genscript Biotech Corp.(b)(c)	364,000	604,208
GF Securities Co. Ltd., Class A	145,600	277,687
GF Securities Co. Ltd., Class H	436,800	439,598
GigaDevice Semiconductor Inc., Class A	18,335	159,370
Ginlong Technologies Co. Ltd., Class A	18,200	151,164
GoerTek Inc., Class A	91,297	193,159
Goldwind Science & Technology Co. Ltd., Class A	109,213	106,015
Gotion High-tech Co. Ltd., Class A	54,600	141,943
Great Wall Motor Co. Ltd.	54,800	155,939
Great Wall Motor Co. Ltd., Class H	1,001,000	985,591
Gree Electric Appliances Inc. of Zhuhai, Class A	72,800	357,545
Greentown China Holdings Ltd.	364,000	274,220
GRG Banking Equipment Co. Ltd., Class A	36,460	48,059
Guangdong Haid Group Co. Ltd., Class A	36,799	193,477
Guangdong Investment Ltd.	1,092,000	634,853
Guanghui Energy Co. Ltd., Class A	237,700	232,707
Guangzhou Automobile Group Co. Ltd., Class A	127,400	145,423

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou Automobile Group Co. Ltd., Class H	1,092,397	$431,785
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	54,600	207,674
Guangzhou Haige Communications Group Inc. Co., Class A	127,411	170,790
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	19,898	144,648
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	19,258	91,689
Guangzhou Tinci Materials Technology Co. Ltd., Class A	54,600	141,906
Guosen Securities Co. Ltd., Class A	236,600	264,729
Guotai Junan Securities Co. Ltd., Class A	273,000	555,476
Guoyuan Securities Co. Ltd., Class A	182,030	161,949
H World Group Ltd., ADR	84,678	2,690,220
Haidilao International Holding Ltd.(a)	728,000	1,146,975
Haier Smart Home Co. Ltd., Class A	200,200	622,814
Haier Smart Home Co. Ltd., Class H	946,800	2,675,336
Hainan Airlines Holding Co. Ltd., Class A	816,600	155,425
Haitian International Holdings Ltd.	182,000	405,114
Haitong Securities Co. Ltd., Class A	400,400	490,407
Haitong Securities Co. Ltd., Class H	805,200	371,150
Hangzhou Chang Chuan Technology Co. Ltd.	18,200	60,671
Hangzhou First Applied Material Co. Ltd., Class A	54,623	172,803
Hangzhou Lion Microelectronics Co. Ltd.	18,200	51,754
Hangzhou Robam Appliances Co. Ltd., Class A	36,583	110,803
Hangzhou Silan Microelectronics Co. Ltd., Class A	18,400	46,492
Hangzhou Tigermed Consulting Co. Ltd., Class A	19,290	108,924
Hansoh Pharmaceutical Group Co. Ltd.(a)	364,000	546,708
Henan Shuanghui Investment & Development Co. Ltd., Class A	91,098	361,025
Hengan International Group Co. Ltd.	273,000	845,342
Hengli Petrochemical Co. Ltd., Class A(b)	218,499	356,773
Hengyi Petrochemical Co. Ltd., Class A	163,800	142,018
Hesteel Co. Ltd., Class A	345,800	100,072
Hithink RoyalFlush Information Network Co. Ltd., Class A	18,288	292,759
Hongfa Technology Co. Ltd., Class A	28,440	88,730
Hoshine Silicon Industry Co. Ltd., Class A	18,200	110,957
Hoyuan Green Energy Co. Ltd., Class A	26,584	91,347
Hua Hong Semiconductor Ltd.(a)(b)	182,000	329,719
Huadian Power International Corp. Ltd., Class A	291,200	246,357
Huadong Medicine Co. Ltd., Class A	54,687	220,307
Hualan Biological Engineering Inc., Class A	54,880	134,395
Huaneng Power International Inc., Class A	364,000	443,146
Huaneng Power International Inc., Class H(b)	1,460,000	823,317
Huatai Securities Co. Ltd., Class A	236,600	452,951
Huatai Securities Co. Ltd., Class H(a)	400,400	472,360
Huaxi Securities Co. Ltd., Class A	145,600	150,936
Huaxia Bank Co. Ltd., Class A	509,699	429,523
Huayu Automotive Systems Co. Ltd., Class A	91,200	206,331
Huizhou Desay Sv Automotive Co. Ltd., Class A	18,200	215,561
Hundsun Technologies Inc., Class A	50,935	148,876
Hygeia Healthcare Holdings Co. Ltd.(a)(c)	145,600	474,493
Hygon Information Technology Co. Ltd., NVS	47,320	434,197
IEIT Systems Co. Ltd., Class A	46,248	180,566
Iflytek Co. Ltd., Class A	54,600	290,101
Imeik Technology Development Co. Ltd., Class A	8,200	309,367
Industrial & Commercial Bank of China Ltd., Class A	1,656,200	1,191,259
Industrial & Commercial Bank of China Ltd., Class H	24,934,350	12,146,264

Security	Shares	Value

China (continued)
Industrial Bank Co. Ltd., Class A	564,225	$1,235,892
Industrial Securities Co. Ltd., Class A	337,186	255,775
Ingenic Semiconductor Co. Ltd., Class A	18,600	122,996
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	1,310,496	258,740
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	564,200	279,306
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	182,091	686,762
Inner Mongolia Yitai Coal Co. Ltd., Class B	434,425	821,764
Innovent Biologics Inc.(a)(b)	455,000	1,833,155
iQIYI Inc., ADR(b)	178,360	597,506
JA Solar Technology Co. Ltd., Class A	91,032	216,449
Jason Furniture Hangzhou Co. Ltd., Class A	25,880	122,174
JCET Group Co. Ltd., Class A	37,200	116,032
JD Health International Inc.(a)(b)(c)	455,100	1,501,732
JD Logistics Inc.(a)(b)	782,600	683,347
JD.com Inc.	937,332	10,569,481
Jiangsu Eastern Shenghong Co. Ltd., Class A	182,000	250,474
Jiangsu Expressway Co. Ltd., Class H	728,000	694,668
Jiangsu Hengli Hydraulic Co. Ltd., Class A	36,465	247,685
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	163,810	855,467
Jiangsu King’s Luck Brewery JSC Ltd., Class A	36,400	224,273
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	36,400	463,236
Jiangsu Yoke Technology Co. Ltd., Class A	18,600	100,238
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	36,400	161,356
Jiangsu Zhongtian Technology Co. Ltd., Class A	91,200	146,834
Jiangxi Copper Co. Ltd., Class A	72,800	182,469
Jiangxi Copper Co. Ltd., Class H	546,000	763,597
Jinko Solar Co. Ltd.	159,548	175,909
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	91,000	136,070
Jointown Pharmaceutical Group Co. Ltd., Class A	153,176	148,286
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	36,486	111,617
JOYY Inc., ADR	16,562	507,791
Juewei Food Co. Ltd., Class A	18,200	50,806
Kanzhun Ltd., ADR	87,924	1,223,023
KE Holdings Inc., ADR	268,086	3,798,779
Kingboard Holdings Ltd.	273,000	485,914
Kingboard Laminates Holdings Ltd.	364,000	218,771
Kingdee International Software Group Co. Ltd.(b)	1,092,000	1,055,596
Kingsoft Corp. Ltd.	400,800	975,048
Kuaishou Technology(a)(b)	910,000	4,586,706
Kunlun Energy Co. Ltd.	1,456,000	1,304,426
Kunlun Tech Co. Ltd., Class A	39,200	162,599
Kweichow Moutai Co. Ltd., Class A	32,372	7,235,743
LB Group Co. Ltd., Class A	72,800	163,150
Legend Biotech Corp., ADR(b)(c)	27,846	1,533,201
Lenovo Group Ltd.	2,912,000	3,049,070
Lens Technology Co. Ltd., Class A	145,686	211,631
Lepu Medical Technology Beijing Co. Ltd., Class A	54,600	99,593
Li Auto Inc.(b)	455,036	6,289,926
Li Ning Co. Ltd.	910,000	1,944,053
Lingyi iTech Guangdong Co., Class A	273,000	180,139
Livzon Pharmaceutical Group Inc., Class A	36,401	171,675
Longfor Group Holdings Ltd.(a)	819,000	908,112
LONGi Green Energy Technology Co. Ltd., Class A	200,228	539,039
Lufax Holding Ltd., Class A, ADR(c)	72,345	171,458
Luxshare Precision Industry Co. Ltd., Class A	182,230	645,316

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Luzhou Laojiao Co. Ltd., Class A	36,400	$744,863
Mango Excellent Media Co. Ltd., Class A	55,350	164,647
Maxscend Microelectronics Co. Ltd., Class A	18,264	234,051
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	127,487	86,651
Meituan, Class B(a)(b)	2,002,050	16,102,935
Metallurgical Corp. of China Ltd., Class A	637,008	287,254
Microport Scientific Corp.(b)	345,800	255,378
Ming Yang Smart Energy Group Ltd., Class A	54,600	68,331
MINISO Group Holding Ltd.	160,160	677,399
Minth Group Ltd.	364,000	590,019
Montage Technology Co. Ltd., Class A	36,400	227,704
Muyuan Foods Co. Ltd., Class A	145,836	715,807
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	50,201	90,950
NARI Technology Co. Ltd., Class A	218,467	638,119
NAURA Technology Group Co. Ltd., Class A	18,200	574,912
NavInfo Co. Ltd., Class A	72,800	65,684
NetEase Inc.	764,470	14,859,851
New China Life Insurance Co. Ltd., Class A	54,999	233,911
New China Life Insurance Co. Ltd., Class H	327,600	584,646
New Hope Liuhe Co. Ltd., Class A(b)	127,472	145,156
New Oriental Education & Technology Group Inc.(b)	582,480	4,495,724
Nine Dragons Paper Holdings Ltd.(b)	728,000	269,714
Ninestar Corp., Class A	55,100	148,360
Ningbo Deye Technology Co. Ltd., NVS	19,600	184,550
Ningbo Joyson Electronic Corp., Class A	36,400	73,215
Ningbo Orient Wires & Cables Co. Ltd.	18,200	89,455
Ningbo Tuopu Group Co. Ltd., Class A	39,000	264,594
Ningxia Baofeng Energy Group Co. Ltd., Class A	236,600	439,156
NIO Inc., ADR(b)(c)	550,004	3,091,022
Nongfu Spring Co. Ltd., Class H(a)	800,800	4,346,062
Offshore Oil Engineering Co. Ltd., Class A	128,200	99,801
Oppein Home Group Inc., Class A	18,200	155,223
Orient Overseas International Ltd.	70,000	1,044,974
Orient Securities Co. Ltd., Class A	247,613	285,076
Ovctek China Inc., Class A	36,480	88,403
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	327,600	128,582
PDD Holdings Inc., ADR(b)	237,874	30,179,074
People.cn Co. Ltd.	37,200	111,402
People’s Insurance Co. Group of China Ltd. (The), Class H	4,186,000	1,301,334
Perfect World Co. Ltd., Class A	72,889	96,930
PetroChina Co. Ltd., Class A	564,200	656,383
PetroChina Co. Ltd., Class H	8,372,000	6,056,018
Pharmaron Beijing Co. Ltd., Class A	45,450	133,524
PICC Property & Casualty Co. Ltd., Class H	2,913,814	3,624,390
Ping An Bank Co. Ltd., Class A	528,038	695,429
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	236,600	339,697
Ping An Insurance Group Co. of China Ltd., Class A	291,299	1,645,779
Ping An Insurance Group Co. of China Ltd., Class H	2,639,000	11,093,145
Poly Developments and Holdings Group Co. Ltd., Class A	273,295	364,215
Pop Mart International Group Ltd.(a)	182,600	409,504
Postal Savings Bank of China Co. Ltd., Class A	728,000	479,630
Postal Savings Bank of China Co. Ltd., Class H(a)	3,276,000	1,575,458
Power Construction Corp. of China Ltd., Class A	418,600	293,134
Qifu Technology Inc.	44,772	642,478
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	145,600	290,425
Rockchip Electronics Co. Ltd.	18,600	119,665
Rongsheng Petrochemical Co. Ltd., Class A	291,268	383,597

Security	Shares	Value

China (continued)
SAIC Motor Corp. Ltd., Class A	236,698	$450,568
Sanan Optoelectronics Co. Ltd., Class A	117,600	179,893
Sangfor Technologies Inc., Class A(b)	18,200	138,121
Sany Heavy Equipment International Holdings Co. Ltd.	546,000	355,363
Sany Heavy Industry Co. Ltd., Class A	236,699	431,132
Satellite Chemical Co. Ltd., Class A	115,591	219,761
SDIC Power Holdings Co. Ltd., Class A	156,800	305,552
Seazen Holdings Co. Ltd., Class A(b)	54,624	75,180
Seres Group Co. Ltd., NVS(b)	37,200	293,460
SF Holding Co. Ltd., Class A	127,495	626,857
Shaanxi Coal Industry Co. Ltd., Class A	291,299	981,613
Shan Xi Hua Yang Group New Energy Co. Ltd.	138,150	185,916
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	72,800	153,223
Shandong Gold Mining Co. Ltd., Class A	109,480	313,275
Shandong Gold Mining Co. Ltd., Class H(a)	318,500	458,542
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	72,820	246,860
Shandong Linglong Tyre Co. Ltd., Class A	36,600	99,878
Shandong Nanshan Aluminum Co. Ltd., Class A	691,600	275,908
Shandong Sun Paper Industry JSC Ltd., Class A	91,000	153,855
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,020,400	653,906
Shanghai Aiko Solar Energy Co. Ltd.	54,620	105,152
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	36,468	100,272
Shanghai Baosight Software Co. Ltd., Class A	60,256	343,518
Shanghai Baosight Software Co. Ltd., Class B	182,004	358,577
Shanghai Construction Group Co. Ltd., Class A	345,800	111,691
Shanghai Electric Group Co. Ltd., Class A	455,000	251,861
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	72,800	221,148
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	182,000	309,019
Shanghai International Airport Co. Ltd., Class A	36,400	167,826
Shanghai International Port Group Co. Ltd., Class A	327,600	251,535
Shanghai Junshi Biosciences Co. Ltd.	26,564	103,452
Shanghai M&G Stationery Inc., Class A	18,500	78,848
Shanghai Moons’ Electric Co. Ltd.	18,600	96,084
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	91,000	214,823
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	273,000	385,888
Shanghai Pudong Development Bank Co. Ltd., Class A	800,895	761,527
Shanghai Putailai New Energy Technology Co. Ltd., Class A	56,060	128,302
Shanghai United Imaging Healthcare Co. Ltd., NVS	20,202	379,080
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	109,200	94,725
Shanxi Coking Coal Energy Group Co. Ltd., Class A	163,800	239,405
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	72,800	240,043
Shanxi Meijin Energy Co. Ltd., Class A(b)	127,400	94,969
Shanxi Securities Co. Ltd., Class A	163,840	112,862
Shanxi Taigang Stainless Steel Co. Ltd., Class A	201,300	99,916
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	36,480	1,017,459
Shengyi Technology Co. Ltd., Class A	91,000	181,906
Shennan Circuits Co. Ltd., Class A	18,220	133,921
Shenwan Hongyuan Group Co. Ltd., Class A	746,297	454,050

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shenzhen Energy Group Co. Ltd., Class A	345,886	$298,411
Shenzhen Inovance Technology Co. Ltd., Class A	36,700	285,831
Shenzhen Kangtai Biological Products Co. Ltd., Class A	52,000	151,157
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	36,475	1,363,637
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	19,600	188,353
Shenzhen SC New Energy Technology Corp., Class A	18,200	143,198
Shenzhen Transsion Holdings Co. Ltd., Class A	23,197	440,948
Shenzhou International Group Holdings Ltd.	327,600	2,917,411
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,400	50,396
Sichuan Chuantou Energy Co. Ltd., Class A	145,600	314,510
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	36,400	117,158
Sichuan Road & Bridge Group Co. Ltd., Class A	254,800	284,924
Sino Biopharmaceutical Ltd.	4,186,250	1,510,550
Sinomine Resource Group Co. Ltd., Class A	27,360	118,773
Sinopec Shanghai Petrochemical Co. Ltd., Class A	163,800	60,749
Sinopharm Group Co. Ltd., Class H	582,400	1,531,411
Sinotruk Hong Kong Ltd.	279,000	633,663
Skshu Paint Co. Ltd., Class A	18,600	93,178
Smoore International Holdings Ltd.(a)(c)	728,000	440,224
Songcheng Performance Development Co. Ltd., Class A	102,120	126,411
SooChow Securities Co. Ltd., Class A	172,757	161,748
Southwest Securities Co. Ltd., Class A	364,000	187,055
Spring Airlines Co. Ltd., Class A	18,600	135,377
Sungrow Power Supply Co. Ltd., Class A	36,400	396,963
Sunny Optical Technology Group Co. Ltd.	291,200	1,789,827
Sunresin New Materials Co. Ltd., NVS	18,600	114,159
Sunwoda Electronic Co. Ltd., Class A	56,299	91,404
SUPCON Technology Co. Ltd.	31,524	154,795
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	72,800	126,386
Suzhou Maxwell Technologies Co. Ltd., Class A	1,740	24,844
Suzhou TFC Optical Communication Co. Ltd.	18,600	221,148
TAL Education Group, ADR(b)	179,452	1,909,369
TBEA Co. Ltd., Class A	166,006	324,306
TCL Technology Group Corp., Class A(b)	502,950	283,389
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	116,698	199,622
Tencent Holdings Ltd.	2,657,200	92,234,867
Tencent Music Entertainment Group, ADR(b)	296,428	2,786,423
Thunder Software Technology Co. Ltd., Class A	18,200	126,917
Tianma Microelectronics Co. Ltd., Class A	218,489	252,540
Tianqi Lithium Corp., Class A	36,800	238,516
Tianshui Huatian Technology Co. Ltd., Class A	145,800	132,067
Tingyi Cayman Islands Holding Corp.	730,000	726,889
Tongcheng Travel Holdings Ltd.(b)	509,600	1,039,509
Tongkun Group Co. Ltd., Class A	74,496	123,255
Tongling Nonferrous Metals Group Co. Ltd., Class A	434,200	182,581
Tongwei Co. Ltd., Class A	109,200	353,948
Topchoice Medical Corp., Class A	12,200	101,001
Topsports International Holdings Ltd.(a)	728,000	471,876
TravelSky Technology Ltd., Class H	366,000	368,136
Trina Solar Co. Ltd.	36,596	117,824
Trip.com Group Ltd.(b)	218,430	7,950,721
Tsingtao Brewery Co. Ltd., Class A	18,200	176,423
Tsingtao Brewery Co. Ltd., Class H	284,000	1,620,707

Security	Shares	Value

China (continued)
Unigroup Guoxin Microelectronics Co. Ltd., Class A(b)	18,299	$133,047
Uni-President China Holdings Ltd.	548,000	307,824
Unisplendour Corp. Ltd., Class A(b)	91,020	196,517
Vinda International Holdings Ltd.	182,000	537,760
Vipshop Holdings Ltd., ADR(b)	141,820	2,253,520
Walvax Biotechnology Co. Ltd., Class A	54,600	125,371
Wanhua Chemical Group Co. Ltd., Class A	72,899	709,395
Want Want China Holdings Ltd.	2,004,000	1,104,796
Weibo Corp., ADR	26,208	212,285
Weichai Power Co. Ltd., Class A	182,000	373,498
Weichai Power Co. Ltd., Class H	728,600	1,286,317
Wens Foodstuffs Group Co. Ltd., Class A	182,098	475,919
Western Securities Co. Ltd., Class A	218,499	181,353
Will Semiconductor Co. Ltd. Shanghai, Class A	36,410	437,460
Wingtech Technology Co. Ltd., Class A(b)	36,400	169,494
Wuchan Zhongda Group Co. Ltd., Class A	182,099	109,725
Wuhan Guide Infrared Co. Ltd., Class A	215,360	161,505
Wuliangye Yibin Co. Ltd., Class A	91,099	1,605,831
WUS Printed Circuit Kunshan Co. Ltd., Class A	72,850	199,369
WuXi AppTec Co. Ltd., Class A	54,664	414,232
WuXi AppTec Co. Ltd., Class H(a)(c)	145,674	1,007,917
Wuxi Autowell Technology Co. Ltd.	6,208	61,855
Wuxi Biologics Cayman Inc.(a)(b)	1,547,000	4,070,984
XCMG Construction Machinery Co. Ltd., Class A	425,098	332,813
Xiamen C & D Inc., Class A	91,000	122,669
Xiaomi Corp., Class B(a)(b)	6,042,400	9,519,971
Xinjiang Daqo New Energy Co. Ltd.	41,948	152,849
Xinyi Solar Holdings Ltd.	2,184,000	1,002,765
XPeng Inc.(b)(c)	436,402	1,817,461
Xtep International Holdings Ltd.	637,000	313,697
Yadea Group Holdings Ltd.(a)	364,000	499,081
Yankuang Energy Group Co. Ltd., Class A	109,200	347,465
Yankuang Energy Group Co. Ltd., Class H	963,000	1,978,467
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	36,501	133,560
Yealink Network Technology Corp. Ltd., Class A	18,527	62,810
Yifeng Pharmacy Chain Co. Ltd., Class A	26,920	142,088
Yihai Kerry Arawana Holdings Co. Ltd., Class A	36,400	150,058
Yintai Gold Co. Ltd., Class A	54,821	107,619
Yonyou Network Technology Co. Ltd., Class A	91,290	141,962
YTO Express Group Co. Ltd., Class A	91,000	141,319
Yuexiu Property Co. Ltd.	728,600	456,253
Yum China Holdings Inc.	164,346	5,684,728
Yunda Holding Co. Ltd., Class A	91,020	78,985
Yunnan Aluminium Co. Ltd., Class A	74,400	111,206
Yunnan Baiyao Group Co. Ltd., Class A	55,315	358,122
Yunnan Energy New Material Co. Ltd., Class A	26,100	154,211
Zai Lab Ltd.(b)(c)	397,890	845,420
Zangge Mining Co. Ltd.	54,600	188,152
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	18,202	504,643
Zhaojin Mining Industry Co. Ltd., Class H	546,000	508,967
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	236,672	138,260
Zhejiang China Commodities City Group Co. Ltd., Class A	130,200	134,882
Zhejiang Chint Electrics Co. Ltd., Class A	72,800	188,897
Zhejiang Dahua Technology Co. Ltd., Class A	109,200	235,626
Zhejiang Dingli Machinery Co. Ltd., Class A	18,247	131,053
Zhejiang Expressway Co. Ltd., Class H	1,007,400	748,357
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	54,625	87,925

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhejiang Huayou Cobalt Co. Ltd., Class A	54,600	$189,289
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	36,400	165,651
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	200,237	541,095
Zhejiang NHU Co. Ltd., Class A	109,412	244,266
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	37,200	108,673
Zhejiang Supor Co. Ltd., Class A	19,899	140,188
Zhejiang Weixing New Building Materials Co. Ltd., Class A	56,296	106,495
Zheshang Securities Co. Ltd., Class A	127,400	171,095
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	309,400	483,365
Zhongji Innolight Co. Ltd., Class A	18,299	260,623
Zhongsheng Group Holdings Ltd.	366,000	617,817
Zhuzhou CRRC Times Electric Co. Ltd.	254,800	625,497
Zijin Mining Group Co. Ltd., Class A	509,600	854,561
Zijin Mining Group Co. Ltd., Class H	2,184,000	3,240,759
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	291,737	292,162
ZTE Corp., Class A	109,200	333,538
ZTE Corp., Class H	291,200	506,039
ZTO Express Cayman Inc., ADR	169,988	2,781,004

		670,009,924

Hong Kong — 5.6%
AIA Group Ltd.	4,550,000	35,682,993
BOC Hong Kong Holdings Ltd.	1,456,000	3,489,731
Budweiser Brewing Co. APAC Ltd.(a)	527,800	831,887
CK Asset Holdings Ltd.	819,132	3,696,202
CK Hutchison Holdings Ltd.	1,092,132	5,640,665
CK Infrastructure Holdings Ltd.	273,000	1,621,304
CLP Holdings Ltd.	637,000	5,066,340
ESR Group Ltd.(a)	874,000	1,117,210
Futu Holdings Ltd., ADR(b)(c)	21,294	994,856
Galaxy Entertainment Group Ltd.	910,000	4,722,790
Hang Lung Properties Ltd.	728,000	845,178
Hang Seng Bank Ltd.	309,400	3,220,906
Henderson Land Development Co. Ltd.	546,166	1,423,102
HKT Trust & HKT Ltd., Class SS	1,638,640	1,968,432
Hong Kong & China Gas Co. Ltd.	4,004,763	2,849,897
Hong Kong Exchanges & Clearing Ltd.	473,253	14,348,462
Hongkong Land Holdings Ltd.	455,000	1,420,285
Jardine Matheson Holdings Ltd.	69,000	2,770,634
Link REIT	1,037,400	5,203,268
MTR Corp. Ltd.	638,000	2,075,612
New World Development Co. Ltd.(c)	546,166	669,410
Power Assets Holdings Ltd.	547,500	3,205,714
Sands China Ltd.(b)	946,400	2,484,082
Sino Land Co. Ltd.	1,457,200	1,522,138
SITC International Holdings Co. Ltd.	546,000	828,469
Sun Hung Kai Properties Ltd.	621,500	5,800,699
Swire Pacific Ltd., Class A	182,000	1,408,140
Swire Properties Ltd.	473,200	884,303
Techtronic Industries Co. Ltd.	546,000	5,799,123
WH Group Ltd.(a)	3,003,000	1,771,754
Wharf Holdings Ltd. (The)(c)	364,000	1,063,494
Wharf Real Estate Investment Co. Ltd.	728,000	2,132,919
Xinyi Glass Holdings Ltd.	728,000	603,530

		127,163,529

India — 21.0%
ABB India Ltd.	22,022	1,240,294

Security	Shares	Value

India (continued)
Adani Enterprises Ltd.	67,886	$2,569,252
Adani Green Energy Ltd.(b)	129,727	2,627,803
Adani Ports & Special Economic Zone Ltd.	209,300	3,042,728
Adani Power Ltd.(b)	320,029	2,172,546
Ambuja Cements Ltd.	249,522	1,679,361
APL Apollo Tubes Ltd.	67,886	1,230,341
Apollo Hospitals Enterprise Ltd.	39,312	3,005,952
Ashok Leyland Ltd.	504,312	1,067,628
Asian Paints Ltd.	152,516	5,417,600
Astral Ltd.	50,024	1,102,097
AU Small Finance Bank Ltd.(a)	67,634	518,950
Aurobindo Pharma Ltd.	107,198	1,484,854
Avenue Supermarts Ltd.(a)(b)	66,034	3,017,233
Axis Bank Ltd.	904,176	11,625,269
Bajaj Auto Ltd.	27,482	2,540,516
Bajaj Finance Ltd.	108,472	8,978,388
Bajaj Finserv Ltd.	156,064	3,057,776
Bajaj Holdings & Investment Ltd.	11,284	1,136,463
Balkrishna Industries Ltd.	33,852	1,000,447
Bandhan Bank Ltd.(a)	276,094	760,614
Bank of Baroda	436,436	1,299,560
Berger Paints India Ltd.	123,760	842,256
Bharat Electronics Ltd.	1,460,914	3,272,105
Bharat Forge Ltd.	107,926	1,604,207
Bharat Petroleum Corp. Ltd.	295,932	1,793,660
Bharti Airtel Ltd.	884,520	12,477,502
Britannia Industries Ltd.	43,296	2,707,991
CG Power and Industrial Solutions Ltd.	257,712	1,453,900
Cholamandalam Investment and Finance Co. Ltd.	166,212	2,367,895
Cipla Ltd.	205,660	3,344,893
Coal India Ltd.	620,074	3,036,106
Colgate-Palmolive India Ltd.	48,412	1,499,319
Container Corp. of India Ltd.	112,840	1,204,470
Cummins India Ltd.	54,504	1,505,892
Dabur India Ltd.	235,144	1,527,385
Divi’s Laboratories Ltd.	47,838	2,114,689
DLF Ltd.	249,340	2,406,996
Dr. Reddy’s Laboratories Ltd.	43,680	3,209,473
Eicher Motors Ltd.	55,114	2,551,291
GAIL India Ltd.	925,468	1,925,702
Godrej Consumer Products Ltd.	161,252	2,261,250
Godrej Properties Ltd.(b)	53,690	1,533,985
Grasim Industries Ltd.	104,832	2,745,835
Havells India Ltd.	102,102	1,590,865
HCL Technologies Ltd.	374,010	7,093,357
HDFC Asset Management Co. Ltd.(a)	33,130	1,429,091
HDFC Bank Ltd.	1,109,836	19,517,419
HDFC Life Insurance Co. Ltd.(a)	378,196	2,626,107
Hero MotoCorp Ltd.	43,498	2,421,585
Hindalco Industries Ltd.	509,236	3,546,609
Hindustan Aeronautics Ltd., NVS	80,990	2,930,812
Hindustan Petroleum Corp. Ltd.(b)	240,786	1,343,769
Hindustan Unilever Ltd.	323,960	9,686,940
ICICI Bank Ltd.	2,055,690	25,459,992
ICICI Lombard General Insurance Co. Ltd.(a)	94,394	1,698,598
ICICI Prudential Life Insurance Co. Ltd.(a)	147,214	891,835
IDFC First Bank Ltd.(b)	1,418,088	1,439,489
Indian Hotels Co. Ltd., Class A	339,794	2,014,916
Indian Oil Corp. Ltd.	1,159,704	2,053,682
Indian Railway Catering & Tourism Corp. Ltd.	107,802	1,268,010
Indraprastha Gas Ltd.	128,914	668,774
IndusInd Bank Ltd.	117,208	2,163,793

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Info Edge India Ltd.	30,030	$1,818,231
Infosys Ltd.	1,318,226	26,280,365
InterGlobe Aviation Ltd.(a)(b)	52,598	1,875,754
ITC Ltd.	1,195,740	6,356,653
Jindal Steel & Power Ltd.	155,610	1,419,226
Jio Financial Services Ltd., NVS(b)	1,240,324	3,703,246
JSW Steel Ltd.	242,970	2,392,362
Jubilant Foodworks Ltd.	162,890	1,019,182
Kotak Mahindra Bank Ltd.	431,340	9,480,339
Larsen & Toubro Ltd.	266,084	11,139,669
LTIMindtree Ltd.(a)	36,020	2,359,264
Lupin Ltd.	84,994	1,539,171
Macrotech Developers Ltd.	98,280	1,268,168
Mahindra & Mahindra Ltd.	370,006	7,357,593
Marico Ltd.	211,666	1,346,321
Maruti Suzuki India Ltd.	54,054	6,629,779
Max Healthcare Institute Ltd.	314,496	2,957,575
Mphasis Ltd.	29,796	931,073
MRF Ltd.	728	1,248,323
Muthoot Finance Ltd.	49,868	837,977
Nestle India Ltd., NVS	121,940	3,678,266
NTPC Ltd.	1,740,648	6,664,332
Oil & Natural Gas Corp. Ltd.	1,211,756	3,680,968
One 97 Communications Ltd., NVS(b)	90,454	827,043
Page Industries Ltd.	2,548	1,144,570
Persistent Systems Ltd.	20,384	2,045,777
Petronet LNG Ltd.	316,680	1,026,599
PI Industries Ltd.	34,944	1,420,025
Pidilite Industries Ltd.	60,606	1,847,213
Polycab India Ltd.	18,382	960,835
Power Finance Corp. Ltd.	592,410	3,163,237
Power Grid Corp. of India Ltd.	1,855,672	5,795,907
REC Ltd.	519,246	3,119,192
Reliance Industries Ltd.	1,208,116	41,506,644
Samvardhana Motherson International Ltd.	908,726	1,238,881
SBI Cards & Payment Services Ltd.	110,838	955,470
SBI Life Insurance Co. Ltd.(a)	173,810	2,938,905
Shree Cement Ltd.	3,640	1,251,032
Shriram Finance Ltd.	111,748	3,321,619
Siemens Ltd.	35,126	1,751,227
Sona Blw Precision Forgings Ltd.(a)	163,618	1,217,826
SRF Ltd.	59,094	1,652,875
State Bank of India	695,240	5,370,292
Sun Pharmaceutical Industries Ltd.	383,838	6,557,443
Supreme Industries Ltd.	23,962	1,192,168
Suzlon Energy Ltd.(b)	3,595,956	1,988,377
Tata Communications Ltd.	46,410	970,827
Tata Consultancy Services Ltd.	360,724	16,568,447
Tata Consumer Products Ltd.	218,582	2,943,558
Tata Elxsi Ltd.	14,014	1,282,752
Tata Motors Ltd.	648,648	6,903,459
Tata Motors Ltd., Class A	186,550	1,311,901
Tata Power Co. Ltd. (The)	572,696	2,685,525
Tata Steel Ltd.	2,871,414	4,701,945
Tech Mahindra Ltd.	210,028	3,364,767
Titan Co. Ltd.	141,232	6,284,515
Torrent Pharmaceuticals Ltd.	42,582	1,297,668
Trent Ltd.	74,920	2,785,716
Tube Investments of India Ltd.	43,640	2,051,303
TVS Motor Co. Ltd.	97,006	2,337,381
UltraTech Cement Ltd.	46,046	5,630,133
United Spirits Ltd.	117,026	1,534,483

Security	Shares	Value

India (continued)
UPL Ltd.	170,170	$1,101,174
Varun Beverages Ltd.	186,550	2,877,809
Vedanta Ltd.	351,624	1,160,936
Wipro Ltd.	511,966	2,928,164
Yes Bank Ltd.(b)	5,272,358	1,531,203
Zomato Ltd.(b)	2,065,336	3,470,048

		481,808,825

Indonesia — 2.3%
Adaro Energy Indonesia Tbk PT	5,933,200	899,633
Amman Mineral Internasional PT(b)	2,657,200	1,267,606
Aneka Tambang Tbk	3,712,800	364,275
Astra International Tbk PT	8,099,000	2,624,402
Bank Central Asia Tbk PT	21,985,600	13,301,868
Bank Mandiri Persero Tbk PT	14,760,204	6,214,273
Bank Negara Indonesia Persero Tbk PT	6,002,230	2,183,704
Bank Rakyat Indonesia Persero Tbk PT	27,008,867	9,729,547
Barito Pacific Tbk PT	11,658,442	782,063
Charoen Pokphand Indonesia Tbk PT	3,094,000	878,144
GoTo Gojek Tokopedia Tbk PT(b)	341,049,800	1,891,906
Indah Kiat Pulp & Paper Tbk PT	1,090,400	540,143
Indofood CBP Sukses Makmur Tbk PT	873,600	650,931
Indofood Sukses Makmur Tbk PT	1,747,200	705,971
Kalbe Farma Tbk PT	8,429,600	806,741
Merdeka Copper Gold Tbk PT(b)	3,130,477	535,019
Sarana Menara Nusantara Tbk PT	8,608,600	484,231
Semen Indonesia Persero Tbk PT	1,476,925	580,044
Sumber Alfaria Trijaya Tbk PT	7,098,000	1,191,288
Telkom Indonesia Persero Tbk PT	19,583,200	4,911,992
Unilever Indonesia Tbk PT	3,185,000	625,697
United Tractors Tbk PT	618,843	898,936

		52,068,414

Malaysia — 1.6%
AMMB Holdings Bhd	782,600	700,662
Axiata Group Bhd	1,274,000	734,032
CELCOMDIGI Bhd	1,379,000	1,235,400
CIMB Group Holdings Bhd	2,548,000	3,356,081
Dialog Group Bhd	1,435,062	554,993
Gamuda Bhd(c)	764,400	816,114
Genting Bhd	873,600	870,290
Genting Malaysia Bhd	709,800	404,433
Hong Leong Bank Bhd	236,600	960,220
IHH Healthcare Bhd	819,000	1,056,673
Inari Amertron Bhd	1,308,800	876,153
IOI Corp. Bhd	982,800	828,649
Kuala Lumpur Kepong Bhd(c)	211,200	990,439
Malayan Banking Bhd	2,111,200	4,129,502
Malaysia Airports Holdings Bhd	327,600	532,708
Maxis Bhd	964,600	774,943
MISC Bhd	382,200	593,260
MR DIY Group M Bhd(a)	1,197,200	349,289
Nestle Malaysia Bhd	36,400	919,619
Petronas Chemicals Group Bhd	1,102,700	1,576,102
Petronas Dagangan Bhd	127,400	574,781
Petronas Gas Bhd	327,800	1,229,423
PPB Group Bhd	273,020	834,645
Press Metal Aluminium Holdings Bhd	1,547,000	1,548,302
Public Bank Bhd	5,660,250	5,247,146
QL Resources Bhd	527,800	650,544
RHB Bank Bhd	527,845	624,438
Sime Darby Bhd	709,800	364,189
Sime Darby Plantation Bhd	855,400	797,691

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Telekom Malaysia Bhd	509,600	$636,887
Tenaga Nasional Bhd	1,001,000	2,268,651

		37,036,259

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	708,250	609,670
Ayala Corp.	110,238	1,328,277
Ayala Land Inc.	2,602,600	1,572,766
Bank of the Philippine Islands	700,702	1,373,076
BDO Unibank Inc.	944,584	2,431,631
International Container Terminal Services Inc.	386,400	1,670,796
JG Summit Holdings Inc.	1,255,925	854,462
Jollibee Foods Corp.	202,020	911,503
Manila Electric Co.	101,920	655,815
Metropolitan Bank & Trust Co.	863,600	874,776
PLDT Inc.	29,100	658,070
SM Investments Corp.	94,720	1,512,176
SM Prime Holdings Inc.	4,256,825	2,589,862
Universal Robina Corp.	389,480	772,440

		17,815,320

Singapore — 3.7%
CapitaLand Ascendas REIT	1,419,614	3,076,626
CapitaLand Integrated Commercial Trust	2,184,047	3,255,904
CapitaLand Investment Ltd./Singapore	1,019,200	2,237,437
City Developments Ltd.	200,200	908,666
DBS Group Holdings Ltd.	709,800	16,811,814
Genting Singapore Ltd.	2,493,400	1,872,554
Grab Holdings Ltd., Class A(b)	764,946	2,348,384
Jardine Cycle & Carriage Ltd.	36,400	702,375
Keppel Ltd.	600,600	3,191,445
Mapletree Logistics Trust(c)	1,365,061	1,569,650
Mapletree Pan Asia Commercial Trust	982,800	1,064,288
Oversea-Chinese Banking Corp. Ltd.	1,365,075	13,057,446
Sea Ltd., ADR(b)(c)	147,238	5,615,657
Seatrium Ltd.(b)(c)	17,344,685	1,287,204
Sembcorp Industries Ltd.	382,200	1,608,484
Singapore Airlines Ltd.(c)	582,800	2,892,601
Singapore Exchange Ltd.	345,800	2,414,595
Singapore Technologies Engineering Ltd.	655,600	1,816,627
Singapore Telecommunications Ltd.	3,185,000	5,683,768
United Overseas Bank Ltd.	491,400	10,357,994
UOL Group Ltd.	182,000	845,131
Wilmar International Ltd.	709,800	1,738,079

		84,356,729

South Korea — 13.5%
Amorepacific Corp.(b)	12,012	1,059,577
Celltrion Inc.	60,970	8,181,600
Celltrion Pharm Inc.(b)	8,287	631,298
CJ CheilJedang Corp.	3,278	715,818
CosmoAM&T Co. Ltd.(b)	9,810	969,777
Coway Co. Ltd.(b)	24,210	1,004,224
DB Insurance Co. Ltd.(b)	18,928	1,248,601
Doosan Bobcat Inc.	21,112	804,030
Doosan Enerbility Co. Ltd.(b)	183,638	2,121,377
Ecopro BM Co. Ltd.(b)(c)	19,656	3,120,032
Ecopro Co. Ltd.(b)	8,008	2,987,038
F&F Co. Ltd./New(b)	5,096	270,630
GS Holdings Corp.(b)	18,200	631,164
Hana Financial Group Inc.	118,664	4,243,120
Hankook Tire & Technology Co. Ltd.(b)	33,124	1,267,792
Hanmi Pharm Co. Ltd.(b)	2,787	676,173
Hanmi Semiconductor Co. Ltd.(b)	18,020	785,848

Security	Shares	Value

South Korea (continued)
Hanon Systems	78,806	$367,809
Hanwha Aerospace Co. Ltd.(b)	15,123	1,561,802
Hanwha Ocean Co. Ltd.(b)	23,229	381,739
Hanwha Solutions Corp.(b)	42,952	1,067,039
HD Hyundai Co. Ltd.	17,769	947,082
HD Hyundai Heavy Industries Co. Ltd.(b)	9,100	775,372
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	17,294	1,467,336
HLB Inc.(b)	46,592	2,350,033
HMM Co. Ltd.(b)	100,100	1,438,676
Hotel Shilla Co. Ltd.	12,728	554,405
HYBE Co. Ltd.(b)	8,543	1,288,055
Hyundai Engineering & Construction Co. Ltd.(b)	29,420	761,416
Hyundai Glovis Co. Ltd.(b)	6,916	905,599
Hyundai Mipo Dockyard Co. Ltd.(b)	9,282	467,884
Hyundai Mobis Co. Ltd.	24,024	3,765,846
Hyundai Motor Co.	54,236	7,888,640
Hyundai Steel Co.(b)	35,502	889,026
Industrial Bank of Korea(b)	95,732	898,197
JYP Entertainment Corp.(b)	11,330	637,646
Kakao Corp.(b)	123,214	4,818,377
Kakao Pay Corp.(b)	11,284	398,237
KakaoBank Corp.(b)	68,614	1,394,592
Kangwon Land Inc.(b)	32,396	363,470
KB Financial Group Inc.	150,696	6,395,195
Kia Corp.(b)	102,466	7,870,521
Korea Aerospace Industries Ltd.(b)	28,756	1,083,435
Korea Electric Power Corp.(b)	100,100	1,484,374
Korea Investment Holdings Co. Ltd.(b)	15,834	727,037
Korea Zinc Co. Ltd.	3,276	1,160,555
Korean Air Lines Co. Ltd.(b)	73,528	1,236,220
Krafton Inc.(b)	11,830	1,897,017
KT Corp.(b)	26,928	713,269
KT&G Corp.	42,224	2,867,612
Kum Yang Co. Ltd.(b)	13,104	765,540
Kumho Petrochemical Co. Ltd.(b)	5,642	526,106
L&F Co. Ltd.(b)(c)	10,374	1,106,089
LG Chem Ltd.	19,656	6,374,143
LG Corp.(b)	34,762	2,134,509
LG Display Co. Ltd.(b)	99,222	862,249
LG Electronics Inc.	43,316	3,019,311
LG Energy Solution Ltd.(b)(c)	18,746	5,320,877
LG H&H Co. Ltd.	3,822	866,256
LG Innotek Co. Ltd.	5,644	804,981
LG Uplus Corp.	78,442	600,574
Lotte Chemical Corp.(b)	8,004	782,917
Meritz Financial Group Inc.(b)	42,006	2,156,591
Mirae Asset Securities Co. Ltd.(b)	99,736	586,419
NAVER Corp.(b)	52,234	7,789,240
NCSoft Corp.(b)	5,462	806,135
Netmarble Corp.(a)(b)	8,554	372,872
NH Investment & Securities Co. Ltd.(b)	54,782	434,658
Orion Corp./Republic of Korea	10,192	704,929
Pearl Abyss Corp.(b)	13,288	324,492
Posco DX Co. Ltd.(b)	21,658	922,991
POSCO Future M Co. Ltd.(b)	12,376	2,331,202
POSCO Holdings Inc.	28,574	9,065,965
Posco International Corp.(b)	21,133	829,529
Samsung Biologics Co. Ltd.(a)(b)	6,734	4,238,866
Samsung C&T Corp.	33,124	3,421,856
Samsung Electro-Mechanics Co. Ltd.	22,932	2,384,949
Samsung Electronics Co. Ltd.	1,897,714	103,115,761

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Engineering Co. Ltd.(b)	66,066	$1,101,946
Samsung Fire & Marine Insurance Co. Ltd.(b)	12,012	2,376,930
Samsung Heavy Industries Co. Ltd.(b)	270,088	1,472,008
Samsung Life Insurance Co. Ltd.	28,756	1,494,322
Samsung SDI Co. Ltd.	22,022	6,111,625
Samsung SDS Co. Ltd.	14,560	1,655,772
Samsung Securities Co. Ltd.	27,118	762,236
Shinhan Financial Group Co. Ltd.	169,988	5,208,442
SK Biopharmaceuticals Co. Ltd.(b)	12,906	896,427
SK Bioscience Co. Ltd.(b)	11,102	527,617
SK Hynix Inc.	218,400	21,870,716
SK IE Technology Co. Ltd.(a)(b)	11,324	627,655
SK Inc.	13,650	1,871,122
SK Innovation Co. Ltd.(b)	24,594	2,143,211
SK Square Co. Ltd.(b)	39,130	1,520,129
SK Telecom Co. Ltd.	22,386	841,683
SKC Co. Ltd.(b)	8,190	469,556
S-Oil Corp.	17,634	896,517
Woori Financial Group Inc.	234,416	2,430,508
Yuhan Corp.(b)	23,889	1,055,876

		309,525,917

Taiwan — 19.4%
Accton Technology Corp.	182,000	3,061,705
Acer Inc.	1,092,830	1,604,923
Advantech Co. Ltd.	203,927	2,198,172
Airtac International Group	57,109	1,711,543
Alchip Technologies Ltd.	30,000	3,721,198
ASE Technology Holding Co. Ltd.	1,274,110	5,508,964
Asia Cement Corp.	910,448	1,154,554
Asustek Computer Inc.	301,100	4,275,412
AUO Corp.	2,774,264	1,621,279
Catcher Technology Co. Ltd.	244,000	1,516,153
Cathay Financial Holding Co. Ltd.	3,822,374	5,375,135
Chailease Holding Co. Ltd.	649,249	3,593,933
Chang Hwa Commercial Bank Ltd.	2,059,103	1,149,502
Cheng Shin Rubber Industry Co. Ltd.	728,303	1,055,998
China Airlines Ltd.	1,092,000	709,287
China Development Financial Holding Corp.(b)	6,552,763	2,515,718
China Steel Corp.	4,735,484	3,794,699
Chunghwa Telecom Co. Ltd.	1,456,110	5,519,982
Compal Electronics Inc.	1,640,000	1,880,844
CTBC Financial Holding Co. Ltd.	6,552,456	5,944,463
Delta Electronics Inc.	803,000	7,185,721
E Ink Holdings Inc.	364,000	2,413,940
E.Sun Financial Holding Co. Ltd.	5,737,742	4,528,738
Eclat Textile Co. Ltd.	72,208	1,260,265
eMemory Technology Inc.	24,000	2,140,547
Eva Airways Corp.	1,092,000	1,100,717
Evergreen Marine Corp. Taiwan Ltd.	364,376	1,747,753
Far Eastern New Century Corp.	1,274,040	1,257,025
Far EasTone Telecommunications Co. Ltd.	546,000	1,401,484
Feng TAY Enterprise Co. Ltd.	207,100	1,067,812
First Financial Holding Co. Ltd.	4,467,488	3,791,199
Formosa Chemicals & Fibre Corp.	1,456,740	2,629,952
Formosa Petrochemical Corp.	364,000	864,488
Formosa Plastics Corp.	1,456,400	3,346,874
Fubon Financial Holding Co. Ltd.	3,094,371	6,360,631
Gigabyte Technology Co. Ltd.	186,000	1,840,578
Global Unichip Corp.	33,000	1,620,191
Globalwafers Co. Ltd.	88,000	1,625,766
Hon Hai Precision Industry Co. Ltd.	4,914,516	16,076,480
Hotai Motor Co. Ltd.	123,980	2,511,592

Security	Shares	Value

Taiwan (continued)
Hua Nan Financial Holdings Co. Ltd.	3,796,466	$2,615,191
Innolux Corp.	2,366,209	1,230,619
Inventec Corp.	1,092,460	1,918,707
Largan Precision Co. Ltd.	42,000	3,329,957
Lite-On Technology Corp.	728,371	2,522,430
MediaTek Inc.	604,391	18,650,067
Mega Financial Holding Co. Ltd.	4,645,287	5,580,013
Micro-Star International Co. Ltd.	351,000	2,035,809
momo.com Inc.	35,200	488,611
Nan Ya Plastics Corp.	2,002,000	3,879,894
Nan Ya Printed Circuit Board Corp.	94,000	678,627
Nanya Technology Corp.	546,000	1,197,523
Nien Made Enterprise Co. Ltd.	68,000	726,944
Novatek Microelectronics Corp.	242,000	3,942,107
Parade Technologies Ltd.	30,000	1,064,314
Pegatron Corp.	728,000	1,919,131
PharmaEssentia Corp.(b)	97,000	973,969
Pou Chen Corp.	728,000	732,868
Powerchip Semiconductor Manufacturing Corp.	1,274,000	1,095,419
President Chain Store Corp.	256,000	2,158,426
Quanta Computer Inc.	1,092,000	8,634,460
Realtek Semiconductor Corp.	182,642	2,733,310
Ruentex Development Co. Ltd.	546,898	622,984
Shanghai Commercial & Savings Bank Ltd. (The)	1,456,982	2,059,213
Shin Kong Financial Holding Co. Ltd.(b)	5,462,143	1,462,501
Silergy Corp.	132,000	1,624,489
SinoPac Financial Holdings Co. Ltd.	4,467,525	2,734,000
Synnex Technology International Corp.	546,950	1,255,784
Taishin Financial Holding Co. Ltd.	4,742,751	2,598,134
Taiwan Business Bank	2,614,528	1,114,199
Taiwan Cement Corp.	2,597,464	2,643,526
Taiwan Cooperative Financial Holding Co. Ltd.	4,186,447	3,396,449
Taiwan High Speed Rail Corp.	728,000	686,901
Taiwan Mobile Co. Ltd.	728,000	2,275,611
Taiwan Semiconductor Manufacturing Co. Ltd.	9,828,670	196,755,151
Unimicron Technology Corp.	546,000	3,063,212
Uni-President Enterprises Corp.	2,004,694	4,632,613
United Microelectronics Corp.	4,550,000	7,087,345
Vanguard International Semiconductor Corp.	366,000	858,771
Voltronic Power Technology Corp.	26,000	1,111,833
Walsin Lihwa Corp.	1,092,272	1,233,270
Wan Hai Lines Ltd.	182,875	285,522
Winbond Electronics Corp.	1,326,904	1,153,364
Wistron Corp.	1,092,000	3,998,164
Wiwynn Corp.	35,000	2,467,528
WPG Holdings Ltd.	548,100	1,525,857
Yageo Corp.	137,112	2,411,677
Yang Ming Marine Transport Corp.	756,000	1,152,768
Yuanta Financial Holding Co. Ltd.	4,257,973	3,670,772
Zhen Ding Technology Holding Ltd.	182,097	586,232

		445,261,483

Thailand — 2.0%
Advanced Info Service PCL, NVDR	436,800	2,693,913
Airports of Thailand PCL, NVDR(c)	1,547,000	2,604,923
Asset World Corp. PCL, NVDR(c)	3,913,000	439,561
Bangkok Dusit Medical Services PCL, NVDR	4,386,200	3,399,909
Bangkok Expressway & Metro PCL, NVDR	3,257,800	674,624
Banpu PCL, NVDR	3,033,000	529,465
Berli Jucker PCL, NVDR	527,800	351,746
BTS Group Holdings PCL, NVDR(c)	3,494,400	590,454
Bumrungrad Hospital PCL, NVDR	236,900	1,602,779
Central Pattana PCL, NVDR	782,600	1,426,644

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Central Retail Corp. PCL, NVDR(c)	746,274	$697,797
Charoen Pokphand Foods PCL, NVDR(c)	1,492,400	783,031
CP ALL PCL, NVDR	2,111,200	3,107,901
CP Axtra PCL(c)	777,400	623,180
Delta Electronics Thailand PCL, NVDR(c)	1,255,800	2,779,108
Energy Absolute PCL, NVDR	673,600	752,989
Global Power Synergy PCL, NVDR	310,500	430,055
Gulf Energy Development PCL, NVDR(c)	1,292,400	1,582,978
Home Product Center PCL, NVDR	2,548,043	753,590
Indorama Ventures PCL, NVDR(c)	672,600	447,378
Intouch Holdings PCL, NVDR	418,625	869,324
Kasikornbank PCL, NVDR	236,600	801,378
Krung Thai Bank PCL, NVDR	1,292,275	579,216
Krungthai Card PCL, NVDR	400,400	493,646
Land & Houses PCL, NVDR	3,330,600	718,660
Minor International PCL, NVDR	1,401,420	1,204,908
Muangthai Capital PCL, NVDR	327,600	391,729
Osotspa PCL, NVDR	600,600	352,124
PTT Exploration & Production PCL, NVDR	546,084	2,304,645
PTT Global Chemical PCL, NVDR(c)	910,076	858,128
PTT Oil & Retail Business PCL, NVDR	1,164,800	586,964
PTT Public Co. Ltd., NVDR	4,022,200	3,818,186
SCB X PCL, NVS	327,600	958,880
SCG Packaging PCL, NVDR	509,600	451,940
Siam Cement PCL (The), NVDR	309,400	2,355,076
Thai Oil PCL, NVDR	509,600	784,009
TMBThanachart Bank PCL, NVDR	9,900,800	499,347
True Corp. PCL(b)(c)	4,331,656	736,571

		45,036,756

Total Common Stocks — 99.1% (Cost: $2,392,641,837)		2,270,083,156

Preferred Stocks

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	9,282	820,735
Series 2, Preference Shares, NVS	14,742	1,302,625
LG Chem Ltd., Preference Shares, NVS	3,276	664,168
Samsung Electronics Co. Ltd., Preference Shares, NVS	326,508	14,286,637

		17,074,165

Total Preferred Stocks — 0.7% (Cost: $5,131,991)		17,074,165

Security	Shares	Value

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	38,498	$—

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KWR 10070)(b)	31,542	37,340

Total Rights — 0.0% (Cost: $—)		37,340

Total Long-Term Investments — 99.8% (Cost: $2,397,773,828)		2,287,194,661

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	44,156,203	44,182,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	16,610,000	16,610,000

Total Short-Term Securities — 2.7% (Cost: $60,770,047)		60,792,697

Total Investments — 102.5% (Cost: $2,458,543,875)		2,347,987,358

Liabilities in Excess of Other Assets — (2.5)%		(56,951,232)

Net Assets — 100.0%		$2,291,036,126

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

56	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$53,908,230	$—		$(9,734,447)	(a)	$6,649	$2,265	$44,182,697	44,156,203	$290,900	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,680,000	10,930,000	(a)	—		—	—	16,610,000	16,610,000	266,725		—

						$6,649	$2,265	$60,792,697		$557,625		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Index	17	03/15/24	$329	$(28,801)
MSCI Emerging Markets Index	51	03/15/24	2,501	(87,587)

				$(116,388)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$116,388	$—	$—	$—	$116,388

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(137,934)	$—	$—	$—	$(137,934)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(738,566)	$—	$—	$—	$(738,566)

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI All Country Asia ex Japan ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,460,846

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$90,333,594	$2,179,749,562	$—	$2,270,083,156
Preferred Stocks	—	17,074,165	—	17,074,165
Rights	—	37,340	—	37,340
Short-Term Securities
Money Market Funds	60,792,697	—	—	60,792,697

	$151,126,291	$2,196,861,067	$—	$2,347,987,358

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(87,587)	$(28,801)	$—	$(116,388)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

58	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.8%
Erste Group Bank AG	230,291	$9,920,568

Belgium — 1.8%
Ageas SA/NV	106,662	4,583,479
Groupe Bruxelles Lambert NV	58,918	4,466,555
KBC Group NV	167,587	10,931,967
Sofina SA	10,214	2,442,812

		22,424,813

Denmark — 1.4%
Danske Bank A/S	461,812	12,400,325
Tryg A/S	233,784	4,996,925

		17,397,250

Finland — 3.1%
Nordea Bank Abp	2,142,769	26,404,038
Sampo OYJ, Class A	302,272	12,651,727

		39,055,765

France — 10.5%
Amundi SA(a)	41,008	2,773,682
AXA SA	1,207,312	40,523,802
BNP Paribas SA	703,006	47,230,872
Credit Agricole SA	715,384	10,247,769
Edenred SE	166,440	9,941,208
Eurazeo SE	29,466	2,509,921
Euronext NV(a)	57,428	5,051,204
Societe Generale SA	492,717	12,665,300
Worldline SA/France(a)(b)	159,592	2,157,442

		133,101,200

Germany — 13.7%
Allianz SE, Registered	269,722	72,063,233
Commerzbank AG	704,504	8,090,236
Deutsche Bank AG, Registered	1,293,826	16,713,289
Deutsche Boerse AG	127,220	25,334,546
Hannover Rueck SE	40,378	9,679,288
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	91,336	38,883,464
Talanx AG(b)	43,211	3,031,726

		173,795,782

Ireland — 0.9%
AIB Group PLC	1,053,770	4,628,604
Bank of Ireland Group PLC	707,475	6,505,926

		11,134,530

Italy — 8.0%
Assicurazioni Generali SpA	678,636	15,138,277
Banco BPM SpA	811,608	4,378,862
FinecoBank Banca Fineco SpA	410,085	5,912,753
Intesa Sanpaolo SpA	10,386,227	32,003,014
Mediobanca Banca di Credito Finanziario SpA	369,778	4,897,340
Nexi SpA(a)(b)	392,660	3,011,884
Poste Italiane SpA(a)	350,523	3,800,948
UniCredit SpA	1,073,399	31,442,065

		100,585,143

Netherlands — 6.5%
ABN AMRO Bank NV, CVA(a)	318,753	4,691,210
Adyen NV(a)(b)	14,551	18,249,670
Aegon Ltd.	1,087,220	6,413,986
ASR Nederland NV	106,047	4,997,623
EXOR NV, NVS	62,650	6,061,544
ING Groep NV	2,422,298	34,417,136

Security	Shares	Value

Netherlands (continued)
NN Group NV	181,273	$7,430,060

		82,261,229

Norway — 1.1%
DNB Bank ASA	619,714	12,047,061
Gjensidige Forsikring ASA	134,136	2,157,507

		14,204,568

Spain — 7.3%
Banco Bilbao Vizcaya Argentaria SA	3,986,545	37,311,815
Banco Santander SA	10,830,923	43,530,121
CaixaBank SA	2,762,688	11,780,075

		92,622,011

Sweden — 6.3%
EQT AB	238,087	6,393,146
Industrivarden AB, Class A	87,086	2,741,641
Industrivarden AB, Class C	97,855	3,075,492
Investor AB, Class B	1,156,693	27,234,066
L E Lundbergforetagen AB, Class B	50,859	2,651,829
Skandinaviska Enskilda Banken AB, Class A	1,062,492	15,089,656
Svenska Handelsbanken AB, Class A	976,623	10,528,320
Swedbank AB, Class A	568,462	11,584,106

		79,298,256

Switzerland — 15.2%
Baloise Holding AG, Registered	30,679	4,900,698
Banque Cantonale Vaudoise, Registered	19,915	2,549,844
Helvetia Holding AG, Registered	24,696	3,566,607
Julius Baer Group Ltd.	137,935	7,509,374
Partners Group Holding AG	15,188	20,491,269
Swiss Life Holding AG, Registered	19,758	14,188,773
Swiss Re AG	201,966	23,125,195
UBS Group AG, Registered	2,201,092	65,884,421
Zurich Insurance Group AG	97,859	49,721,131

		191,937,312

United Kingdom — 22.7%
3i Group PLC	651,686	20,400,990
abrdn PLC	1,262,776	2,686,473
Admiral Group PLC	174,323	5,542,970
Aviva PLC	1,833,558	10,008,612
Barclays PLC	10,113,779	18,794,711
Hargreaves Lansdown PLC	237,462	2,291,369
HSBC Holdings PLC	13,033,906	101,764,859
Legal & General Group PLC	4,002,981	12,875,357
Lloyds Banking Group PLC	42,452,869	22,757,086
London Stock Exchange Group PLC	278,753	31,530,878
M&G PLC	1,504,832	4,254,712
NatWest Group PLC, NVS	3,847,344	10,857,737
Phoenix Group Holdings PLC	498,576	3,183,224
Prudential PLC	1,838,884	18,890,059
Schroders PLC	536,402	2,744,286
St. James’s Place PLC	363,460	2,992,113
Standard Chartered PLC	1,534,443	11,596,616
Wise PLC, Class A(b)	412,734	4,209,847

		287,381,899

Total Long-Term Investments — 99.3% (Cost: $1,301,612,444)		1,255,120,326

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(d)	550,000	$550,000

Total Short-Term Securities — 0.1% (Cost: $550,000)		550,000

Total Investments — 99.4% (Cost: $1,302,162,444)		1,255,670,326

Other Assets Less Liabilities — 0.6%		8,205,829

Net Assets — 100.0%		$1,263,876,155

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,289,592	$—	$(3,290,617)	(b)	$1,338	$(313)	$—	—	$6,776	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	570,000	—	(20,000)	(b)	—	—	550,000	550,000	23,023		—

					$1,338	$(313)	$550,000		$29,799		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	107	03/15/24	$5,380	$101,370
FTSE 100 Index	34	03/15/24	3,274	827

				$102,197

60	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Financials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$102,197	$—	$—	$—	$102,197

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$92,310	$—	$—	$—	$92,310

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(184,124)	$—	$—	$—	$(184,124)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,214,985

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,255,120,326	$—	$1,255,120,326
Short-Term Securities
Money Market Funds	550,000	—	—	550,000

	$550,000	$1,255,120,326	$—	$1,255,670,326

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$102,197	$—	$102,197

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.1%
ams-OSRAM AG(a)	92,503	$216,498
ANDRITZ AG	6,090	374,915
AT&S Austria Technologie & Systemtechnik AG(b)	2,178	52,617
BAWAG Group AG(c)	6,997	360,251
CA Immobilien Anlagen AG	3,369	110,598
DO&CO AG(b)	675	94,102
EVN AG	3,184	87,999
Immofinanz AG(a)	3,150	74,765
Lenzing AG(a)	1,722	57,597
Oesterreichische Post AG	3,084	104,374
Palfinger AG	1,317	34,084
Porr AG	1,460	20,485
Raiffeisen Bank International AG	13,277	276,816
Schoeller-Bleckmann Oilfield Equipment AG	905	42,985
Semperit AG Holding	713	11,173
UNIQA Insurance Group AG	11,103	93,159
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,380	95,531
Wienerberger AG	9,468	320,851

		2,428,800

Belgium — 2.9%
Ackermans & van Haaren NV	2,086	348,790
Aedifica SA	4,233	275,840
Barco NV	6,300	104,658
Bekaert SA	3,235	157,781
bpost SA	9,276	37,913
Cofinimmo SA	3,265	237,291
Colruyt Group NV	4,136	188,966
Deme Group NV	690	86,594
Euronav NV	8,754	154,205
Exmar NV	1,065	8,632
Fagron	6,274	112,972
Galapagos NV(a)	4,120	154,552
Intervest Offices & Warehouses NV	2,693	60,535
KBC Ancora	3,170	146,003
Kinepolis Group NV	1,266	56,046
Melexis NV	1,798	154,059
Montea NV	1,247	107,036
Ontex Group NV(a)(b)	5,636	44,534
Proximus SADP	13,682	129,833
Recticel SA(b)	3,588	44,359
Retail Estates NV	1,059	69,375
Shurgard Self Storage Ltd.	2,441	113,218
Solvay SA	6,690	182,961
Tessenderlo Group SA	2,326	66,594
VGP NV	1,203	141,099
X-Fab Silicon Foundries SE(a)(b)(c)	5,388	51,782
Xior Student Housing NV	2,600	77,873

		3,313,501

China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—

Denmark — 4.3%
ALK-Abello A/S(a)	11,618	187,478
Alm Brand A/S	76,819	139,455
Ambu A/S, Class B(a)	16,870	279,823
Bavarian Nordic A/S(a)(b)	7,043	161,800
Better Collective A/S(a)	2,748	76,842
cBrain A/S	1,052	38,138
Chemometec A/S	1,424	77,020

Security	Shares	Value

Denmark (continued)
D/S Norden A/S	1,999	$107,560
Dfds A/S	3,173	107,502
FLSmidth & Co. A/S	4,604	189,019
GN Store Nord A/S(a)	12,121	285,844
H Lundbeck A/S	25,199	127,632
H Lundbeck A/S, Class A	3,497	15,430
ISS A/S	14,067	266,175
Jyske Bank A/S, Registered	4,345	332,812
Matas A/S	3,074	55,113
Netcompany Group A/S(a)(b)(c)	4,063	162,067
Nilfisk Holding A/S(a)	1,016	17,905
NKT A/S(a)	4,793	334,187
NTG Nordic Transport Group A/S, Class A(a)	485	21,767
Per Aarsleff Holding A/S	1,469	67,618
Ringkjoebing Landbobank A/S	2,453	395,359
Royal Unibrew A/S	4,514	295,692
Scandinavian Tobacco Group A/S, Class A(c)	5,139	92,162
Schouw & Co. A/S	1,159	92,674
Solar A/S, Class B	486	31,650
Spar Nord Bank A/S	6,478	110,217
Sydbank A/S	4,999	221,851
Topdanmark A/S	4,005	177,615
TORM PLC, Class A	3,025	106,281
Zealand Pharma A/S, Class A(a)(b)	4,437	303,099

		4,877,787

Finland — 2.5%
Cargotec OYJ, Class B	3,464	196,929
Citycon OYJ	7,617	39,833
Finnair OYJ(a)	824,668	31,549
Huhtamaki OYJ	8,651	339,534
Kemira OYJ	9,717	181,876
Kempower OYJ(a)(b)	1,488	47,616
Kojamo OYJ	10,901	129,236
Konecranes OYJ	6,036	259,225
Mandatum OYJ(a)	36,284	163,825
Marimekko OYJ	2,680	40,027
Metsa Board OYJ, Class B	14,653	118,018
Musti Group OYJ	2,898	81,733
Nokian Renkaat OYJ	10,673	96,188
Outokumpu OYJ	32,568	139,024
Puuilo OYJ	6,827	65,760
QT Group OYJ(a)(b)	1,681	118,570
Revenio Group OYJ	1,877	51,533
TietoEVRY OYJ	9,465	219,640
Tokmanni Group Corp.	4,358	74,726
Valmet OYJ	13,940	394,554
YIT OYJ(b)	11,812	25,162

		2,814,558

France — 7.8%
ABC arbitrage	3,074	14,700
Abivax SA, NVS	3,094	40,392
Air France-KLM, NVS(a)	10,336	131,744
Altarea SCA	349	30,550
Alten SA	2,649	409,589
Antin Infrastructure Partners SA	3,091	56,836
Aperam SA	4,592	141,508
Atos SE(a)(b)	9,743	41,592
Aubay	669	29,705
Believe SA(a)	2,166	25,515
Beneteau SACA	3,443	41,263
Boiron SA	318	13,754

62	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Bonduelle SCA	1,068	$11,347
Carmila SA	5,677	100,875
CGG SA(a)	60,241	28,891
Cie. des Alpes	1,940	31,603
Cie. Plastic Omnium SA	5,166	59,210
Clariane SE	6,321	15,974
Coface SA	9,339	126,196
Derichebourg SA	8,893	45,884
Elior Group SA(a)(c)	9,857	28,483
Elis SA	16,676	366,653
Equasens	467	26,873
Eramet SA	757	52,140
Esker SA	498	83,629
Etablissements Maurel et Prom SA	5,667	33,592
Euroapi SA(a)	4,599	30,736
Eutelsat Communications SACA(a)(b)	13,074	47,686
Exclusive Networks SA(a)	1,244	25,409
Fnac Darty SA	948	25,326
Forvia SE(a)	14,006	240,724
Gaztransport Et Technigaz SA	3,149	441,482
GL Events SACA	661	14,244
ICADE	3,109	105,259
ID Logistics Group SACA(a)(b)	251	89,514
Imerys SA	3,007	100,001
Interparfums SA	1,877	99,313
IPSOS SA	3,554	233,252
JCDecaux SE(a)	5,779	120,032
Kaufman & Broad SA	1,005	29,750
LISI SA	1,220	28,716
Manitou BF SA	979	21,954
Mercialys SA	8,366	95,178
Mersen SA	1,935	70,194
Metropole Television SA	2,371	33,627
Neoen SA(c)	6,092	176,138
Nexans SA	2,770	252,121
Nexity SA	3,994	66,573
OVH Groupe SAS, NVS(a)	3,348	35,761
Peugeot Invest	462	49,863
Pierre & Vacances SA, NVS(a)	11,856	17,133
Quadient SA	3,076	65,171
Rexel SA	21,751	579,300
Rubis SCA	8,779	221,990
SCOR SE	13,623	406,390
Seche Environnement SACA, NVS	201	25,024
SES SA, Class A	34,280	210,326
Societe BIC SA	2,146	148,487
Societe pour l’Informatique Industrielle, NVS	814	61,361
SOITEC(a)	2,234	322,878
Sopra Steria Group SACA	1,375	322,512
SPIE SA	12,571	415,818
Television Francaise 1 SA	3,570	31,482
Trigano SA	767	120,818
Ubisoft Entertainment SA(a)	8,637	190,516
Valeo SE	18,412	240,323
Vallourec SACA(a)	14,259	203,992
Valneva SE(a)(b)	9,265	37,768
Verallia SA(c)	6,603	232,850
Vicat SACA	1,635	63,611
Virbac SACA	379	136,777
Voltalia SA(a)	3,376	28,889
VusionGroup(a)	722	107,203
Waga Energy SA(a)	550	14,182

Security	Shares	Value

France (continued)
Wavestone	639	$42,331
Wendel SE	2,409	218,406

		8,886,889

Germany — 8.4%
1&1 AG	3,108	61,376
About You Holding SE(a)	5,048	22,213
Adesso SE	277	27,790
Adtran Networks SE(a)	1,548	33,458
AIXTRON SE	10,133	377,132
Amadeus Fire AG	507	61,248
Aroundtown SA(a)(b)	83,352	185,936
Atoss Software AG	356	97,545
Aurubis AG	2,813	202,348
Auto1 Group SE(a)(c)	9,771	40,651
BayWa AG(b)	1,176	37,776
Befesa SA(c)	3,255	114,384
Bertrandt AG	462	24,690
Bilfinger SE	2,465	104,498
Borussia Dortmund GmbH & Co. KGaA(a)	6,572	26,999
CANCOM SE	3,127	99,262
Ceconomy AG(a)	13,027	31,644
Cewe Stiftung & Co. KGaA	462	50,348
CompuGroup Medical SE & Co. KgaA	2,449	105,000
CropEnergies AG	2,142	26,644
CTS Eventim AG & Co. KGaA	5,577	377,435
CureVac NV(a)	8,772	32,112
Datagroup SE	346	19,855
Dermapharm Holding SE	1,675	71,247
Deutsche Pfandbriefbank AG(b)(c)	12,344	74,287
Deutz AG	10,783	65,168
Duerr AG	4,653	106,384
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,343	66,796
Elmos Semiconductor SE	547	38,205
ElringKlinger AG	3,209	17,689
Encavis AG(a)	10,755	149,734
Energiekontor AG	617	50,386
Evotec SE(a)	12,628	193,172
Fielmann Group AG	2,242	116,657
flatexDEGIRO AG(a)	6,488	70,947
Formycon AG(a)	776	42,209
Fraport AG Frankfurt Airport Services Worldwide(a)	3,323	195,033
Freenet AG	10,603	292,989
Gerresheimer AG	3,110	317,061
GFT Technologies SE	1,464	51,768
Grand City Properties SA(a)	6,371	61,842
GRENKE AG	2,467	59,744
Hamborner REIT AG(b)	6,790	47,994
Hamburger Hafen und Logistik AG, NVS(b)	2,137	38,160
Heidelberger Druckmaschinen AG(a)	24,655	29,107
Hensoldt AG	5,743	172,410
Hornbach Holding AG & Co. KGaA	738	52,988
Hugo Boss AG	5,074	316,895
Hypoport SE(a)(b)	394	83,690
Ionos SE(a)	1,848	39,067
Jenoptik AG	4,599	143,623
JOST Werke SE(c)	1,178	56,887
K+S AG, Registered	17,229	241,658
KION Group AG	6,433	293,505
Kloeckner & Co. SE	6,132	44,347
Knaus Tabbert AG	368	16,329
Kontron AG	3,337	77,387
Krones AG	1,268	157,137

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
LANXESS AG	7,323	$195,497
MBB SE	152	14,719
Medios AG(a)	1,251	20,373
METRO AG(a)	9,765	65,816
MorphoSys AG(a)(b)	3,099	129,792
Mutares SE & Co. KGaA	1,214	49,310
Nagarro SE(a)(b)	723	70,664
Nordex SE(a)(b)	10,639	108,553
Norma Group SE	2,805	45,615
Northern Data AG(a)(b)	1,419	42,317
Patrizia SE(b)	3,559	30,365
Pfeiffer Vacuum Technology AG	324	54,365
PNE AG	2,644	38,106
ProSiebenSat.1 Media SE(b)	12,374	87,048
PVA TePla AG(a)	1,890	42,772
Redcare Pharmacy NV(a)(c)	1,347	187,496
SAF-Holland SE	3,989	64,409
Salzgitter AG	2,111	58,879
Secunet Security Networks AG	156	27,943
SGL Carbon SE(a)(b)	5,530	35,006
Siltronic AG	1,632	153,389
Sixt SE	1,233	120,163
SMA Solar Technology AG(a)	1,376	70,575
Stabilus SE	2,207	154,652
Steico SE(b)	463	14,194
Stratec SE	686	31,322
Stroeer SE & Co. KGaA	2,945	172,907
Suedzucker AG	5,359	75,637
SUESS MicroTec SE	1,786	60,675
Synlab AG, NVS	6,090	65,466
TAG Immobilien AG(a)	15,865	222,060
Takkt AG	2,016	29,456
TeamViewer SE(a)(c)	11,967	171,567
thyssenkrupp AG	44,816	276,590
Thyssenkrupp Nucera AG & Co. KGaa(a)	2,284	37,249
United Internet AG, Registered	8,531	224,217
Varta AG(a)(b)	1,783	33,498
VERBIO Vereinigte BioEnergie AG	1,677	36,684
Vib Vermoegen AG(a)	1,036	16,122
Vitesco Technologies Group AG(a)(b)	716	62,574
Vossloh AG	829	36,773
Wacker Neuson SE	1,902	35,244
Wuestenrot & Wuerttembergische AG	2,189	31,691

		9,514,596

Hong Kong — 0.0%
Peace Mark Holdings Ltd.(d)	30,000	—

Ireland — 0.7%
Cairn Homes PLC	56,411	86,553
Dalata Hotel Group PLC	19,597	101,763
Glanbia PLC	17,766	317,563
Glenveagh Properties PLC(a)(c)	48,584	64,371
Greencore Group PLC(a)	44,838	58,187
Irish Residential Properties REIT PLC	39,956	49,743
Origin Enterprises PLC	10,208	37,508
Uniphar PLC(a)	20,975	63,696

		779,384

Italy — 6.2%
A2A SpA	139,652	276,883
ACEA SpA	3,972	62,681
Anima Holding SpA(c)	16,305	73,592
Arnoldo Mondadori Editore SpA	12,468	32,001

Security	Shares	Value

Italy (continued)
Ascopiave SpA	4,723	$11,459
Azimut Holding SpA	9,613	267,998
Banca Generali SpA	5,194	198,010
Banca IFIS SpA	2,165	37,474
Banca Mediolanum SpA	20,141	206,117
Banca Monte dei Paschi di Siena SpA(a)	74,019	259,787
Banca Popolare di Sondrio SpA	32,783	249,085
BFF Bank SpA(c)	15,720	169,880
Bio On SpA(b)(d)	801	—
BPER Banca	88,558	319,416
Brembo SpA	13,359	164,540
Brunello Cucinelli SpA	3,039	301,277
Buzzi SpA	8,558	290,886
Carel Industries SpA(c)	3,952	95,701
CIR SpA-Compagnie Industriali(a)	57,475	26,398
Credito Emiliano SpA	7,552	68,651
d’Amico International Shipping SA, NVS	3,780	25,234
Danieli & C Officine Meccaniche SpA	1,052	35,755
Datalogic SpA	1,874	12,241
De’ Longhi SpA	6,718	217,590
Digital Value SpA	220	15,419
El.En. SpA	4,335	42,785
Enav SpA(c)	23,730	87,823
ERG SpA	5,409	158,605
Eurogroup Laminations SpA(a)	7,687	25,040
Ferretti SpA, NVS	13,768	43,745
Fila SpA	2,898	27,373
Fincantieri SpA(a)(b)	45,766	24,260
GVS SpA(a)(c)	5,995	38,235
Hera SpA	73,286	258,159
Industrie De Nora SpA	2,884	45,365
Interpump Group SpA	6,784	335,343
Iren SpA	57,113	119,867
Italgas SpA	44,006	250,896
Juventus Football Club SpA, NVS(a)(b)	9,512	23,129
Lottomatica Group SpA(a)	6,848	79,512
LU-VE SpA, NVS	776	19,582
Maire Tecnimont SpA(b)	13,445	69,874
MARR SpA	3,007	36,536
OVS SpA(c)	19,414	46,244
Pharmanutra SpA	328	21,946
Piaggio & C SpA	14,757	49,056
Pirelli & C SpA(c)	27,220	147,517
RAI Way SpA(c)	8,527	46,629
Reply SpA	2,030	278,334
Safilo Group SpA(a)(b)	18,971	22,695
Saipem SpA(a)	107,562	154,289
Salcef Group SpA	1,372	34,844
Salvatore Ferragamo SpA(b)	5,200	66,324
Sanlorenzo SpA/Ameglia	1,084	51,711
Saras SpA	42,415	71,814
Seco SpA(a)(b)	3,528	11,835
Sesa SpA	679	92,132
SOL SpA	3,187	91,724
Spaxs SpA	5,167	28,500
Tamburi Investment Partners SpA	8,333	81,368
Technogym SpA(c)	12,738	126,141
Technoprobe SpA(a)	13,409	133,289
Tinexta SpA	1,907	40,328
Tod’s SpA(a)	915	33,544
Unipol Gruppo SpA	35,834	222,515
Webuild SpA	35,527	74,727

64	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Wiit SpA(b)	924	$18,423
Zignago Vetro SpA	2,823	41,242

		7,091,375

Netherlands — 3.6%
Aalberts NV	8,956	356,165
Alfen NV(a)(b)(c)	1,971	119,193
Allfunds Group PLC	31,127	223,155
AMG Critical Materials NV	2,715	57,617
Arcadis NV	6,452	354,224
Ariston Holding NV	5,509	36,156
Basic-Fit NV(a)(b)(c)	4,779	138,374
Brunel International NV	1,862	20,714
Cementir Holding NV	4,537	48,657
Corbion NV	5,293	102,495
Eurocommercial Properties NV	3,822	85,628
Fastned BV(a)	593	17,582
Flow Traders Ltd., NVS	3,047	54,728
Fugro NV(a)	10,214	188,579
InPost SA(a)	17,763	266,797
Iveco Group NV(a)	15,905	169,728
Just Eat Takeaway.com NV(a)(c)	16,697	252,114
Koninklijke BAM Groep NV	25,635	70,773
Koninklijke Vopak NV	6,138	191,743
MFE-MediaForEurope NV, NVS	5,148	18,599
MFE-MediaForEurope NV, Class A	14,739	37,623
NSI NV	1,714	36,676
Pharming Group NV(a)	60,290	76,007
PostNL NV	28,742	41,883
SBM Offshore NV	12,991	165,387
Signify NV(c)	11,418	342,365
Sligro Food Group NV	1,989	30,896
Technip Energies NV	12,963	268,342
TKH Group NV	3,606	145,205
TomTom NV(a)(b)	6,657	45,074
Van Lanschot Kempen NV	2,837	85,415
Vastned Retail NV	966	21,322
Wereldhave NV	2,762	41,372

		4,110,588

Norway — 4.9%
Aker ASA, Class A	1,993	118,427
Aker Carbon Capture ASA(a)	31,333	30,892
Aker Solutions ASA	21,593	80,089
Atea ASA	7,135	95,113
Austevoll Seafood ASA	8,428	61,097
Avance Gas Holding Ltd.(c)	1,751	20,412
Bakkafrost P/F	4,486	250,535
Belships ASA	7,778	16,196
BLUENORD ASA(a)	2,064	98,321
Borr Drilling Ltd.(b)	18,439	114,242
Borregaard ASA	8,336	142,193
BW Energy Ltd.(b)	6,044	15,858
BW LPG Ltd.(c)	8,226	101,522
BW Offshore Ltd.	7,972	18,283
Cadeler AS(a)(b)	15,046	69,213
Cool Co. Ltd.	2,123	25,131
Crayon Group Holding ASA(a)(b)(c)	6,279	52,786
DNO ASA	46,290	40,564
DOF Group ASA(a)	13,571	73,257
Elkem ASA(c)	25,260	52,415
Entra ASA(c)	6,396	70,058
Europris ASA(c)	13,874	103,987

Security	Shares	Value

Norway (continued)
Flex LNG Ltd.	2,667	$79,524
Frontline PLC, NVS	11,989	267,986
Golden Ocean Group Ltd.	11,433	120,564
Gram Car Carriers ASA	1,059	22,907
Grieg Seafood ASA	4,485	28,145
Hafnia Ltd.	22,603	164,366
Hexagon Composites ASA(a)	10,847	24,299
Hoegh Autoliners ASA	8,622	86,816
Kitron ASA(b)	15,983	48,648
Leroy Seafood Group ASA	24,150	96,994
MPC Container Ships ASA	32,108	48,265
NEL ASA(a)(b)	147,818	73,799
Nordic Semiconductor ASA(a)(b)	15,682	157,469
Norske Skog ASA(b)(c)	6,450	22,226
Norwegian Air Shuttle ASA(a)(b)	65,759	80,510
Nykode Therapeutics ASA(a)(b)	13,223	22,719
Odfjell Drilling Ltd.	9,124	33,829
PGS ASA(a)	86,344	54,028
Protector Forsikring ASA	5,073	90,971
REC Silicon ASA(a)(b)	23,491	27,448
Scatec ASA(a)(c)	10,599	78,811
Schibsted ASA, Class A	6,576	201,732
Schibsted ASA, Class B	8,678	249,021
Seadrill Ltd.(a)(b)	3,249	139,846
SpareBank 1 Nord Norge	8,464	83,375
SpareBank 1 Oestlandet	3,257	37,905
SpareBank 1 SMN	11,732	159,727
SpareBank 1 SR-Bank ASA	16,051	194,656
Stolt-Nielsen Ltd.	2,059	76,961
Storebrand ASA	39,515	355,286
Subsea 7 SA	20,590	277,512
TGS ASA	11,866	115,548
TOMRA Systems ASA	21,094	211,885
Veidekke ASA	9,686	88,412
Wallenius Wilhelmsen ASA	9,336	90,759

		5,563,540

Portugal — 0.6%
Altri SGPS SA	6,833	33,309
Banco Comercial Portugues SA, Class R(a)	740,654	215,454
Corticeira Amorim SGPS SA	3,604	36,806
CTT-Correios de Portugal SA	7,519	29,834
Greenvolt Energias Renovaveis SA(a)(b)	4,823	42,115
Mota-Engil SGPS SA	8,080	46,343
Navigator Co. SA (The)	19,317	79,596
NOS SGPS SA	16,296	57,764
REN—Redes Energeticas Nacionais SGPS SA	35,961	88,355
Semapa-Sociedade de Investimento e Gestao	1,357	20,997
Sonae SGPS SA	74,253	71,783

		722,356

Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	1

Spain — 3.9%
Acerinox SA	15,776	166,550
Aedas Homes SA(c)	1,063	20,311
Almirall SA	7,294	69,190
Applus Services SA	11,615	140,461
Atresmedia Corp. de Medios de Comunicacion SA	8,400	33,762
Audax Renovables SA(a)(b)	11,490	16,249
Banco de Sabadell SA	502,784	652,582
Bankinter SA	60,237	371,910
Cia. de Distribucion Integral Logista Holdings SA	5,244	148,326

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Cie. Automotive SA	3,669	$96,799
Construcciones y Auxiliar de Ferrocarriles SA	1,593	57,253
Distribuidora Internacional de Alimentacion SA(a)(b)	1,335,510	17,319
eDreams ODIGEO SA(a)	7,844	59,584
Ence Energia y Celulosa SA(b)	12,200	38,574
Faes Farma SA	29,073	95,539
Fluidra SA	8,603	186,248
Gestamp Automocion SA(c)	15,370	50,984
Global Dominion Access SA(c)	7,949	30,712
Grenergy Renovables SA(a)(b)	1,250	43,609
Indra Sistemas SA	11,975	212,607
Inmobiliaria Colonial SOCIMI SA	23,955	144,025
Laboratorios Farmaceuticos Rovi SA	1,897	130,841
Lar Espana Real Estate SOCIMI SA	4,466	29,972
Linea Directa Aseguradora SA Cia de Segurosy Reaseguros	55,933	58,452
Mapfre SA	81,914	180,368
Melia Hotels International SA(a)	10,173	68,831
Merlin Properties SOCIMI SA	29,722	302,666
Neinor Homes SA(c)	2,336	26,356
Opdenergy Holdings SA, NVS(a)	3,811	23,764
Pharma Mar SA	1,411	58,900
Prosegur Cash SA(c)	25,404	13,782
Prosegur Cia. de Seguridad SA	18,031	34,118
Sacyr SA	36,115	119,062
Sacyr SA, NVS	757	2,499
Solaria Energia y Medio Ambiente SA(a)	7,430	109,697
Talgo SA(c)	5,335	24,115
Tecnicas Reunidas SA(a)	4,149	34,851
Unicaja Banco SA(c)	115,959	110,874
Vidrala SA	1,875	187,932
Viscofan SA	3,529	206,707

		4,376,381

Sweden — 11.5%
AAK AB	16,341	368,295
AcadeMedia AB(c)	7,972	43,550
AddLife AB, Class B	9,862	106,297
AddTech AB, Class B	23,347	481,642
AFRY AB	8,419	116,259
Alimak Group AB(c)	6,252	55,098
Alleima AB, NVS	17,008	112,912
Arjo AB, Class B	19,009	88,973
Atrium Ljungberg AB, Class B	4,558	91,365
Attendo AB(a)(c)	9,182	35,955
Avanza Bank Holding AB	11,234	225,663
Axfood AB	9,638	243,852
Betsson AB	10,165	110,627
Bilia AB, Class A	5,781	69,889
Billerud Aktiebolag	20,035	178,153
BioArctic AB, Class B(a)(c)	3,239	70,254
BioGaia AB, Class B	7,385	79,906
Biotage AB	6,100	86,703
BoneSupport Holding AB(a)(c)	4,867	96,358
Boozt AB(a)(c)	5,262	61,637
Bravida Holding AB(c)	18,449	139,894
Bufab AB	2,362	83,654
Bure Equity AB	4,885	139,522
Calliditas Therapeutics AB, Class B(a)(b)	4,196	45,844
Camurus AB(a)	2,705	134,101
Castellum AB(a)	35,075	451,551
Catena AB	2,855	121,728
Cibus Nordic Real Estate AB	4,589	54,069

Security	Shares	Value

Sweden (continued)
Clas Ohlson AB, Class B	3,345	$47,601
Cloetta AB, Class B	15,587	28,054
Coor Service Management Holding AB(c)	9,018	37,998
Corem Property Group AB, Class B	46,946	47,299
Creades AB, Class A	4,929	32,577
Dios Fastigheter AB	9,060	70,274
Dometic Group AB(c)	28,796	229,156
Electrolux AB, Class B(a)	19,656	183,863
Electrolux Professional AB, Class B	21,605	114,797
Elekta AB, Class B	31,289	236,098
Embracer Group AB, Class B(a)(b)	67,644	129,096
Engcon AB(b)	3,498	27,991
Fabege AB	20,584	192,788
Fortnox AB	43,396	239,254
Granges AB	9,499	94,189
Hemnet Group AB	8,012	216,306
Hexatronic Group AB(b)	16,515	34,642
Hexpol AB	23,600	270,139
HMS Networks AB(b)	2,474	108,844
Hufvudstaden AB, Class A	10,077	130,305
Instalco AB	19,505	77,994
Intrum AB(b)	7,781	46,088
Investment AB Oresund	2,548	27,367
INVISIO AB	3,586	69,601
Inwido AB	4,864	59,416
JM AB	5,909	96,221
Kambi Group PLC, Class B(a)	2,101	28,164
Kindred Group PLC	20,447	240,543
Kinnevik AB, Class B(a)	21,596	232,028
Lindab International AB	6,600	125,325
Loomis AB, Class B	6,431	176,068
Medicover AB, Class B	5,841	96,328
MEKO AB	3,392	34,452
Millicom International Cellular SA, SDR(a)	12,416	212,991
MIPS AB	2,307	76,641
Modern Times Group MTG AB, Class B(a)	7,896	60,436
Munters Group AB(c)	11,667	186,220
Mycronic AB	6,626	184,294
NCAB Group AB(b)	16,054	103,830
NCC AB, Class B	7,019	89,633
New Wave Group AB, Class B	7,805	69,319
Nolato AB, Class B	17,204	83,318
Nordnet AB publ	12,230	192,446
Norion Bank AB(a)	4,217	16,700
Note AB(a)(b)	1,656	23,406
NP3 Fastigheter AB	2,642	52,049
Nyfosa AB	12,657	113,209
OX2 AB, Class B(a)	13,393	63,724
Pandox AB, Class B	8,400	115,183
Paradox Interactive AB	3,246	63,595
Peab AB, Class B(b)	15,628	77,154
Platzer Fastigheter Holding AB, Class B	5,101	41,554
Ratos AB, Class B	18,134	59,775
Resurs Holding AB(c)	10,588	14,550
Rvrc Holding AB	4,717	28,696
Samhallsbyggnadsbolaget i Norden AB(b)	91,743	42,036
Scandic Hotels Group AB(a)(b)(c)	12,803	58,986
Sdiptech AB, Class B(a)	2,598	64,479
Sectra AB, Class B	12,076	224,933
Sinch AB(a)(b)(c)	60,904	187,036
SkiStar AB	3,668	46,071
SSAB AB, Class A	20,752	161,447

66	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
SSAB AB, Class B	58,356	$445,750
Stillfront Group AB(a)	40,824	42,308
Storskogen Group AB	122,953	84,875
Surgical Science Sweden AB(a)	3,123	53,374
Svolder AB	7,954	43,994
Sweco AB, Class B	19,261	225,774
SwedenCare AB	6,092	36,212
Synsam AB	4,774	21,239
Thule Group AB(c)	9,389	238,904
Trelleborg AB, Class B	20,250	616,353
Troax Group AB	3,578	77,730
Truecaller AB(a)	20,106	59,448
Vimian Group AB(a)(b)	13,557	37,206
Vitec Software Group AB, Class B	2,778	154,306
Vitrolife AB	6,554	107,901
Wallenstam AB, Class B(b)	31,696	159,106
Wihlborgs Fastigheter AB	24,834	222,007
Xvivo Perfusion AB(a)	2,278	63,306

		13,078,121

Switzerland — 8.9%
Accelleron Industries AG, NVS	8,542	273,342
Allreal Holding AG, Registered	1,330	236,569
ALSO Holding AG, Registered	582	170,390
Arbonia AG	4,842	56,068
Aryzta AG(a)	89,392	160,448
Autoneum Holding AG(a)	343	50,967
Basilea Pharmaceutica AG, Registered(a)	1,096	42,968
Belimo Holding AG, Registered	886	413,132
Bell Food Group AG, Registered	195	57,176
Bossard Holding AG, Class A, Registered	501	119,892
Bucher Industries AG, Registered	595	252,022
Burckhardt Compression Holding AG	279	156,091
Burkhalter Holding AG	685	69,933
Bystronic AG, Registered	125	62,632
Cembra Money Bank AG	2,689	207,327
Coltene Holding AG, Registered	267	17,580
Comet Holding AG, Registered	692	228,162
COSMO Pharmaceuticals NV(b)	774	57,403
Daetwyler Holding AG, Bearer	673	136,842
DKSH Holding AG	3,205	224,269
DocMorris AG(a)(b)	1,061	98,982
dormakaba Holding AG	280	140,263
Dottikon Es Holding AG(a)(b)	252	66,581
EFG International AG	8,580	110,180
Emmi AG, Registered	192	201,144
Flughafen Zurich AG, Registered	1,796	370,562
Forbo Holding AG, Registered	85	99,941
Galenica AG(c)	4,464	393,647
Georg Fischer AG	7,329	490,519
Gurit Holding AG(a)	231	20,237
Huber + Suhner AG, Registered	1,512	108,445
Idorsia Ltd.(a)(b)	9,886	17,642
Implenia AG, Registered	1,294	45,939
Inficon Holding AG, Registered	153	232,235
Interroll Holding AG, Registered	67	195,693
Intershop Holding AG	93	66,726
Kardex Holding AG, Registered	547	138,928
Komax Holding AG, Registered	338	64,997
Landis+Gyr Group AG	1,918	157,269
LEM Holding SA, Registered	43	98,263
Leonteq AG	843	31,368
Medacta Group SA(c)	627	93,832

Security	Shares	Value

Switzerland (continued)
Medmix AG(c)	2,257	$45,247
Meier Tobler Group AG	410	17,674
Metall Zug AG, Class B, Registered	17	28,368
Meyer Burger Technology AG(a)(b)	293,572	37,760
Mobilezone Holding AG, Registered	3,932	60,384
Mobimo Holding AG, Registered	648	191,444
Montana Aerospace AG(a)(c)	2,450	47,842
OC Oerlikon Corp. AG, Registered	16,305	71,055
Orior AG	599	46,251
PolyPeptide Group AG(a)(b)(c)	1,322	24,266
PSP Swiss Property AG, Registered	4,100	545,698
Rieter Holding AG, Registered(b)	239	25,146
Schweiter Technologies AG, NVS	89	48,828
Sensirion Holding AG(a)(b)(c)	854	71,068
SFS Group AG	1,577	189,334
Siegfried Holding AG, Registered	360	358,613
SKAN Group AG	887	78,263
Softwareone Holding AG	9,944	186,376
St. Galler Kantonalbank AG, Class A, Registered	272	157,417
Stadler Rail AG	4,992	159,353
Sulzer AG, Registered	1,678	162,099
Swissquote Group Holding SA, Registered	1,023	256,745
Tecan Group AG, Registered	1,142	435,918
TX Group AG	233	35,101
u-blox Holding AG	606	59,725
Untrade Real Gold Mining(d)	27,000	—
Valiant Holding AG, Registered	1,408	168,709
Vetropack Holding AG, Class A, Registered	1,150	50,028
Vontobel Holding AG, Registered	2,527	166,451
V-ZUG Holding AG(a)	169	11,848
Ypsomed Holding AG, Registered	366	129,194
Zehnder Group AG, Registered	878	52,325

		10,155,136

United Kingdom — 29.9%
4imprint Group PLC	2,536	173,904
888 Holdings PLC(a)	30,084	29,585
AB Dynamics PLC	1,512	34,012
Advanced Medical Solutions Group PLC	19,382	51,459
AG Barr PLC	9,115	65,612
Airtel Africa PLC(c)	83,557	118,667
AJ Bell PLC	28,101	112,678
Alpha Financial Markets Consulting PLC	10,759	49,358
Alpha Group International PLC	3,015	62,839
Alphawave IP Group PLC(a)	28,867	47,379
AO World PLC(a)	28,043	32,358
Ascential PLC(a)	39,994	154,047
Ashmore Group PLC	42,093	113,197
ASOS PLC(a)(b)	5,389	25,171
Assura PLC	265,655	149,950
Aston Martin Lagonda Global Holdings PLC(a)(c)	25,159	60,684
Atalaya Mining PLC	8,658	38,184
Auction Technology Group PLC(a)	8,631	59,612
B&M European Value Retail SA	85,120	557,852
Babcock International Group PLC	22,237	127,090
Balanced Commercial Property Trust Ltd.	60,597	58,117
Balfour Beatty PLC	49,032	206,299
Bank of Georgia Group PLC	3,111	149,621
Beazley PLC	60,328	415,272
Bellway PLC	10,636	370,581
Big Yellow Group PLC	16,553	239,357
Bodycote PLC	16,951	136,678
boohoo Group PLC(a)(b)	68,788	31,714

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Breedon Group PLC	26,093	$120,201
Bridgepoint Group PLC(c)	21,192	72,191
British Land Co. PLC (The)	78,442	377,049
Britvic PLC	22,580	252,533
Burford Capital Ltd.	16,812	256,309
Bytes Technology Group PLC	20,626	171,229
C&C Group PLC	34,961	68,054
Cab Payments Holdings PLC(b)	8,040	8,100
Capita PLC(a)	160,071	38,665
Capital & Counties Properties PLC	131,589	221,674
Carnival PLC(a)	12,509	187,937
Centamin PLC	104,647	127,483
Central Asia Metals PLC	15,609	32,877
Ceres Power Holdings PLC(a)(b)	11,258	34,127
Chemring Group PLC	25,031	111,661
Clarkson PLC	2,565	115,397
Close Brothers Group PLC	13,389	92,030
CLS Holdings PLC	15,330	19,066
Coats Group PLC	142,219	129,048
Computacenter PLC	7,743	282,877
ConvaTec Group PLC(c)	146,524	445,927
Craneware PLC	2,651	72,232
Cranswick PLC	4,779	243,711
Crest Nicholson Holdings PLC	22,060	58,541
Currys PLC	85,348	53,518
Custodian Property Income REIT PLC	38,447	34,755
CVS Group PLC	6,485	138,727
Darktrace PLC(a)	31,679	137,361
Deliveroo PLC, Class A(a)(c)	81,804	121,813
Derwent London PLC	8,564	230,816
Diploma PLC	11,977	493,713
Direct Line Insurance Group PLC(a)	117,365	250,451
DiscoverIE Group PLC	8,675	85,644
Diversified Energy Co. PLC	4,264	49,178
Domino’s Pizza Group PLC	32,413	143,143
Dowlais Group PLC	125,927	143,848
Dr. Martens PLC	53,325	60,041
Drax Group PLC	34,360	221,728
DS Smith PLC	123,080	438,853
Dunelm Group PLC	10,624	146,345
easyJet PLC(a)	27,080	189,588
Elementis PLC(a)	52,260	93,659
Empiric Student Property PLC	54,732	63,409
Energean PLC	13,745	165,153
EnQuest PLC(a)	146,362	23,928
Essentra PLC	26,728	58,599
FD Technologies PLC(a)	2,126	33,782
FDM Group Holdings PLC	8,447	49,189
Ferrexpo PLC	28,954	31,850
Fevertree Drinks PLC	9,213	117,924
Finablr PLC(a)(c)(d)	20,497	—
Firstgroup PLC	59,546	125,370
Forterra PLC(c)	18,813	39,387
Frasers Group PLC(a)	10,111	103,451
Future PLC	9,326	83,572
Games Workshop Group PLC	2,960	371,557
Gamma Communications PLC	8,384	126,863
GB Group PLC	22,134	79,046
Genuit Group PLC	21,972	117,504
Genus PLC	5,870	170,497
Grafton Group PLC	17,647	217,356
Grainger PLC	63,345	211,289

Security	Shares	Value

United Kingdom (continued)
Great Portland Estates PLC	17,926	$94,321
Greatland Gold PLC(a)	418,572	38,193
Greggs PLC	9,217	310,477
Gulf Keystone Petroleum Ltd.	21,131	28,019
Halfords Group PLC	20,164	45,603
Hammerson PLC	338,563	115,537
Harbour Energy PLC	55,702	195,772
Hays PLC	142,249	177,008
Helios Towers PLC(a)	64,598	64,755
Hill & Smith PLC	7,087	167,754
Hilton Food Group PLC	6,805	67,784
Hiscox Ltd.	31,015	408,382
Hochschild Mining PLC(a)	28,741	37,787
Home REIT PLC(d)	61,201	22,134
Howden Joinery Group PLC	49,026	496,481
Hunting PLC	13,789	57,405
Ibstock PLC(c)	34,454	66,980
IG Group Holdings PLC	34,975	314,290
IMI PLC	23,310	494,395
Impact Healthcare REIT PLC, Class B	29,789	32,181
Impax Asset Management Group PLC	8,733	60,041
Inchcape PLC	33,012	284,258
Indivior PLC, NVS(a)	10,598	186,286
IntegraFin Holdings PLC	27,200	101,438
Intermediate Capital Group PLC	25,968	585,451
International Distributions Services PLC(a)	64,277	225,476
Investec PLC	57,648	375,318
IP Group PLC	92,945	61,722
ITM Power PLC(a)(b)	39,229	29,571
ITV PLC	322,453	244,245
IWG PLC(a)	67,874	160,847
J D Wetherspoon PLC(a)	8,282	88,165
JET2 PLC	15,401	260,756
John Wood Group PLC(a)	61,765	122,451
Johnson Matthey PLC	16,370	337,533
Johnson Service Group PLC	37,130	68,794
JTC PLC(c)	14,213	142,869
Judges Scientific PLC	517	60,278
Jupiter Fund Management PLC	38,713	38,783
Just Group PLC	91,351	98,432
Kainos Group PLC	7,917	115,081
Keller Group PLC	6,704	74,255
Keywords Studios PLC	6,631	138,666
Kier Group PLC(a)	37,095	60,079
Lancashire Holdings Ltd.	21,343	164,181
Learning Technologies Group PLC	54,427	55,513
Liontrust Asset Management PLC	5,901	46,578
LondonMetric Property PLC	97,017	237,051
LXI REIT PLC	143,860	191,866
Man Group PLC/Jersey	107,212	322,147
Marks & Spencer Group PLC	176,234	550,607
Marlowe PLC(a)	7,418	35,253
Marshalls PLC	20,467	72,627
Me Group International PLC	17,158	27,615
Mitchells & Butlers PLC(a)	24,356	80,314
Mitie Group PLC	113,749	149,055
Mobico Group PLC	45,616	49,362
Molten Ventures PLC(a)	13,762	41,613
Moneysupermarket.com Group PLC	45,403	146,493
Moonpig Group PLC(a)	26,374	55,807
Morgan Advanced Materials PLC	25,162	86,416
Morgan Sindall Group PLC	4,068	116,769

68	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
NCC Group PLC	26,497	$40,699
Network International Holdings PLC(a)(c)	42,531	208,807
Next 15 Group PLC	7,780	90,215
Ninety One PLC	24,596	55,016
OSB Group PLC	35,662	202,927
Oxford Instruments PLC	4,931	138,729
Oxford Nanopore Technologies PLC(a)	52,461	106,574
Pagegroup PLC	29,240	169,938
Pan African Resources PLC	170,725	38,772
Paragon Banking Group PLC	18,729	166,811
Pennon Group PLC	23,383	208,193
Petrofac Ltd.(a)(b)	38,575	14,937
Pets at Home Group PLC	40,909	145,267
Picton Property Income Ltd.	47,608	40,390
Playtech PLC(a)	20,614	116,096
Plus500 Ltd.	7,064	159,766
Polar Capital Holdings PLC	7,965	45,778
Premier Foods PLC	57,401	103,442
Primary Health Properties PLC	120,953	148,915
PRS REIT PLC (The)	47,545	50,734
PZ Cussons PLC	20,477	34,568
QinetiQ Group PLC	46,923	211,915
Quilter PLC(c)	123,607	164,151
Rank Group PLC(a)	17,004	15,171
Rathbones Group PLC	5,726	119,779
Redde Northgate PLC	20,392	91,742
Redrow PLC	25,032	190,156
Renew Holdings PLC	7,182	80,112
Renewi PLC(a)	6,571	48,882
Renishaw PLC	3,234	143,029
RHI Magnesita NV	1,628	69,405
Rightmove PLC	72,186	510,873
Rotork PLC	77,576	305,813
RS GROUP PLC	42,304	419,189
RWS Holdings PLC	26,536	79,903
S4 Capital PLC(a)	39,412	21,976
Safestore Holdings PLC	19,401	202,046
Savills PLC	12,428	159,548
Serco Group PLC	98,606	215,172
Serica Energy PLC	23,327	62,348
SIG PLC(a)	68,107	28,354
Sirius Real Estate Ltd.	121,847	140,210
Smart Metering Systems PLC	11,857	142,901
Softcat PLC	11,579	212,187
SolGold PLC(a)	130,537	12,904
Spectris PLC	9,159	426,383
Spire Healthcare Group PLC(c)	25,508	76,446
Spirent Communications PLC	52,479	78,286
SSP Group PLC(a)	70,914	201,820
SThree PLC	12,340	63,854
Supermarket Income REIT PLC	112,428	115,409
Synthomer PLC(a)	10,878	21,720
Target Healthcare REIT PLC	56,214	59,156
Tate & Lyle PLC	36,168	285,556
TBC Bank Group PLC	4,254	157,150
Team17 Group PLC(a)	10,291	35,213
Telecom Plus PLC	6,828	125,816
THG PLC, Class B(a)	51,311	42,786
TI Fluid Systems PLC(c)	30,194	54,755
TP ICAP Group PLC	70,024	165,905
Trainline PLC(a)(c)	40,840	171,004
Travis Perkins PLC	19,114	190,655

Security	Shares	Value

United Kingdom (continued)
Tritax Big Box REIT PLC	169,934	$355,772
Trustpilot Group PLC(a)(c)	26,754	60,928
TUI AG(a)	40,729	280,607
Tullow Oil PLC(a)	101,326	39,715
Tyman PLC	17,724	68,845
UK Commercial Property REIT Ltd.	70,644	57,224
UNITE Group PLC (The)	33,095	422,816
Urban Logistics REIT PLC	42,083	66,878
Vanquis Banking Group PLC	22,287	33,385
Vesuvius PLC	19,166	115,400
Victoria PLC(a)	4,854	17,163
Victrex PLC	7,828	135,215
Virgin Money UK PLC	101,930	201,319
Vistry Group PLC	29,511	373,294
Volex PLC	11,825	47,505
Volution Group PLC	17,759	97,229
Warehouse REIT PLC	34,314	37,746
Watches of Switzerland Group PLC(a)(c)	21,440	100,970
Weir Group PLC (The)	23,198	533,227
WH Smith PLC	11,656	178,118
Wickes Group PLC	24,222	48,060
Wincanton PLC	11,545	63,123
Workspace Group PLC	12,956	85,221
Yellow Cake PLC(a)(c)	19,601	172,268
YouGov PLC	9,372	138,369
Young & Co.‘s Brewery PLC, Series A, Class A	1,874	24,343

		33,979,417

Total Common Stocks — 98.2% (Cost: $150,414,530)		111,692,430

Preferred Stocks

Germany — 0.6%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	775	39,836
Einhell Germany AG, Preference Shares, NVS	160	26,974
Fuchs Petrolub SE, Preference Shares, NVS	6,181	270,935
Jungheinrich AG, Preference Shares, NVS	4,319	145,375
Schaeffler AG, Preference Shares, NVS(b)	10,985	69,418
Sixt SE, Preference Shares, NVS	1,514	103,686
STO SE & Co. KGaA, Preference Shares, NVS	237	37,548

		693,772

Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,444	83,591

Total Preferred Stocks — 0.7% (Cost: $859,660)		777,363

Warrants

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)	5,910	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 98.9% (Cost: $151,274,190)		112,469,793

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	5,108,225	$5,111,290
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	40,000	40,000

Total Short-Term Securities — 4.5% (Cost: $5,149,443)		5,151,290

Total Investments — 103.4% (Cost: $156,423,633)		117,621,083

Liabilities in Excess of Other Assets — (3.4)%		(3,872,310)

Net Assets — 100.0%		$113,748,773

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,088,328	$—		$(978,661	)(a)	$876	$747	$5,111,290	5,108,225	$56,231	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	0	(a)	—		—	—	40,000	40,000	1,660		—

						$876	$747	$5,151,290		$57,891		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	18	03/15/24	$905	$24,743
FTSE 100 Index	4	03/15/24	385	(1,396)

				$23,347

70	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$24,743	$—	$—	$—	$24,743

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,396	$—	$—	$—	$1,396

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$16,980	$—	$—	$—	$16,980

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(4,318)	$—	$—	$—	$(4,318)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,145,982

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$18,048,739	$93,621,556	$22,135	$111,692,430
Preferred Stocks	64,522	712,841	—	777,363
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	5,151,290	—	—	5,151,290

	$23,264,551	$94,334,397	$22,135	$117,621,083

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$24,743	$—	$24,743

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Europe Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Equity Contracts	$—	$(1,396)	$—	$(1,396)

	$—	$23,347	$—	23,347

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

72	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Ampol Ltd.	923	$21,831
ANZ Group Holdings Ltd.	10,323	182,143
APA Group	4,458	24,658
Aristocrat Leisure Ltd.	2,037	58,728
ASX Ltd.	615	26,293
Aurizon Holdings Ltd.	5,114	12,606
BHP Group Ltd.	17,173	525,391
BlueScope Steel Ltd.	1,806	27,575
Brambles Ltd.	5,233	49,895
CAR Group Ltd.	1,228	26,367
Cochlear Ltd.	242	48,025
Coles Group Ltd.	4,880	50,642
Commonwealth Bank of Australia	5,689	433,811
Computershare Ltd.	1,844	30,543
CSL Ltd.	1,655	325,005
Dexus	3,613	18,284
Endeavour Group Ltd./Australia	4,266	15,612
Fortescue Ltd.	5,956	115,110
Goodman Group	5,610	93,121
GPT Group (The)	6,533	19,745
IDP Education Ltd.	692	8,862
IGO Ltd.	2,306	11,210
Insurance Australia Group Ltd.	7,417	29,115
James Hardie Industries PLC(a)	1,500	56,356
Lottery Corp. Ltd. (The)	7,132	23,410
Macquarie Group Ltd.	1,236	152,509
Medibank Pvt Ltd.	9,490	23,759
Mineral Resources Ltd.	571	22,023
Mirvac Group	14,867	20,894
National Australia Bank Ltd.	10,729	226,279
Northern Star Resources Ltd.	3,728	31,978
Orica Ltd.	1,345	14,186
Origin Energy Ltd.	6,071	33,883
Pilbara Minerals Ltd.(b)	8,584	19,551
Qantas Airways Ltd.(a)	2,536	9,143
QBE Insurance Group Ltd.	5,279	54,356
Ramsay Health Care Ltd.	615	20,503
REA Group Ltd.	154	18,367
Reece Ltd.	999	14,716
Rio Tinto Ltd.	1,231	105,924
Santos Ltd.	10,836	54,764
Scentre Group	19,233	38,236
SEEK Ltd.	1,076	17,738
Sonic Healthcare Ltd.	1,461	30,462
South32 Ltd.	16,636	36,020
Stockland	8,644	25,527
Suncorp Group Ltd.	4,228	38,917
Telstra Corp. Ltd.	14,637	38,603
Transurban Group	10,711	94,099
Treasury Wine Estates Ltd.	2,635	18,477
Vicinity Ltd.	11,335	15,046
Washington H Soul Pattinson & Co. Ltd.	730	16,318
Wesfarmers Ltd.	3,843	145,484
Westpac Banking Corp.	11,926	187,090
WiseTech Global Ltd.	500	23,541
Woodside Energy Group Ltd.	6,384	133,529
Woolworths Group Ltd.	4,184	98,261
Xero Ltd.(a)	511	36,577

		4,051,098

Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	1,230	$52,986
OMV AG	538	23,947
Verbund AG	231	18,785
voestalpine AG	423	12,585

		108,303

Belgium — 0.3%
Ageas SA/NV	462	19,853
Anheuser-Busch InBev SA/NV	2,923	180,810
Argenx SE(a)	203	76,659
D’ieteren Group	84	16,969
Elia Group SA/NV	121	14,569
Groupe Bruxelles Lambert NV	385	29,187
KBC Group NV	846	55,186
Lotus Bakeries NV	1	8,527
Sofina SA	39	9,327
Syensqo SA(a)	269	23,980
UCB SA	424	39,884
Umicore SA	692	15,741
Warehouses De Pauw CVA	503	14,716

		505,408

Canada — 3.4%
Agnico Eagle Mines Ltd.	1,668	81,983
Air Canada(a)	461	6,247
Algonquin Power & Utilities Corp.	2,498	14,808
Alimentation Couche-Tard Inc.	2,634	154,343
AltaGas Ltd.	1,180	24,531
ARC Resources Ltd.	2,323	36,077
Bank of Montreal	2,416	227,574
Bank of Nova Scotia (The)	4,031	188,500
Barrick Gold Corp.	5,838	91,188
BCE Inc.	231	9,321
Brookfield Asset Management Ltd.	1,191	47,890
Brookfield Corp., Class A	4,765	189,119
Brookfield Renewable Corp., Class A	423	11,817
BRP Inc.	129	8,140
CAE Inc.(a)	976	19,543
Cameco Corp.	1,385	66,126
Canadian Apartment Properties REIT	269	9,338
Canadian Imperial Bank of Commerce	3,076	139,014
Canadian National Railway Co.	1,894	234,952
Canadian Natural Resources Ltd.	3,748	239,859
Canadian Pacific Kansas City Ltd.	3,193	256,946
Canadian Tire Corp. Ltd., Class A, NVS	148	15,731
Canadian Utilities Ltd., Class A, NVS	461	10,506
CCL Industries Inc., Class B, NVS	500	21,399
Cenovus Energy Inc.	4,893	79,266
CGI Inc.(a)	700	78,390
Constellation Software Inc./Canada	69	190,706
Descartes Systems Group Inc. (The)(a)	287	25,130
Dollarama Inc.	985	72,290
Element Fleet Management Corp.	1,328	22,403
Emera Inc.	851	30,073
Empire Co. Ltd., Class A, NVS	500	12,957
Enbridge Inc.	7,214	256,162
Fairfax Financial Holdings Ltd.	77	80,266
First Quantum Minerals Ltd.	2,057	18,666
FirstService Corp.	153	25,608
Fortis Inc./Canada	1,577	63,270
Franco-Nevada Corp.	653	70,650
George Weston Ltd.	209	26,629
GFL Environmental Inc.	800	27,181

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Gildan Activewear Inc.	692	$22,853
Great-West Lifeco Inc.	1,000	33,382
Hydro One Ltd.(c)	1,115	33,090
iA Financial Corp. Inc.	385	26,174
IGM Financial Inc.	280	7,575
Imperial Oil Ltd.	627	36,166
Intact Financial Corp.	615	96,176
Ivanhoe Mines Ltd., Class A(a)(b)	2,037	21,378
Keyera Corp.	692	16,738
Kinross Gold Corp.	3,959	21,820
Loblaw Companies Ltd.	577	57,659
Lundin Mining Corp.	2,229	18,204
Magna International Inc.	962	54,674
Manulife Financial Corp.	6,340	140,150
MEG Energy Corp.(a)	979	18,510
Metro Inc./CN	754	39,589
National Bank of Canada	1,153	88,187
Northland Power Inc.	653	12,016
Nutrien Ltd.	1,639	81,728
Onex Corp.	270	19,936
Open Text Corp.	884	38,550
Pan American Silver Corp.	1,235	16,718
Parkland Corp.	500	17,063
Pembina Pipeline Corp.	1,738	59,866
Power Corp. of Canada	1,998	58,241
Quebecor Inc., Class B	461	11,209
RB Global Inc.	615	39,367
Restaurant Brands International Inc.	961	75,017
RioCan REIT	500	6,802
Rogers Communications Inc., Class B, NVS	1,290	60,257
Royal Bank of Canada	4,752	463,766
Saputo Inc.	1,000	20,618
Shopify Inc., Class A(a)	4,059	324,943
Stantec Inc.	378	30,373
Sun Life Financial Inc.	1,921	99,576
Suncor Energy Inc.	4,442	147,092
TC Energy Corp.	3,504	138,237
Teck Resources Ltd., Class B	1,607	64,318
TELUS Corp.	1,499	26,848
TFI International Inc.	270	35,484
Thomson Reuters Corp.	539	80,025
TMX Group Ltd.	948	23,445
Toromont Industries Ltd.	270	23,649
Toronto-Dominion Bank (The)	6,227	378,266
Tourmaline Oil Corp.	1,038	44,880
Waste Connections Inc.	884	137,250
West Fraser Timber Co. Ltd.	204	16,222
Wheaton Precious Metals Corp.	1,597	74,846
WSP Global Inc.	396	58,175

		6,601,707

Denmark — 1.0%
AP Moller - Maersk A/S, Class A	11	19,946
AP Moller - Maersk A/S, Class B, NVS	18	33,188
Carlsberg A/S, Class B	351	45,162
Coloplast A/S, Class B(b)	443	51,065
Danske Bank A/S	2,383	63,987
Demant A/S(a)	385	17,440
DSV A/S	639	114,323
Genmab A/S(a)	231	63,877
Novo Nordisk A/S	11,092	1,267,864
Novozymes A/S, Class B	1,183	60,618
Orsted A/S(c)	620	34,946

Security	Shares	Value

Denmark (continued)
Pandora A/S	278	$40,621
Rockwool A/S, Class B	38	10,360
Tryg A/S	1,346	28,770
Vestas Wind Systems A/S(a)	3,306	93,213

		1,945,380

Finland — 0.3%
Elisa OYJ	538	24,512
Fortum OYJ	1,575	21,530
Kesko OYJ, Class B	923	18,026
Kone OYJ, Class B	1,114	55,144
Metso OYJ	2,245	22,438
Neste OYJ	1,422	49,023
Nokia OYJ	17,671	63,885
Nordea Bank Abp	10,844	133,624
Orion OYJ, Class B	346	15,929
Sampo OYJ, Class A	1,571	65,755
Stora Enso OYJ, Class R	1,806	22,981
UPM-Kymmene OYJ	1,869	67,980
Wartsila OYJ Abp	1,460	21,537

		582,364

France — 3.3%
Accor SA	654	25,829
Aeroports de Paris SA	115	15,388
Air Liquide SA	1,760	329,355
Airbus SE	2,051	326,695
Alstom SA	854	10,769
Amundi SA(c)	230	15,557
ArcelorMittal SA	1,766	48,636
Arkema SA	230	25,032
AXA SA	6,132	205,822
BioMerieux	154	16,575
BNP Paribas SA	3,553	238,705
Bollore SE	2,844	18,785
Bouygues SA	731	26,778
Bureau Veritas SA	884	23,513
Capgemini SE	531	118,053
Carrefour SA	1,960	33,462
Cie. de Saint-Gobain	1,513	106,979
Cie. Generale des Etablissements Michelin SCA	2,308	76,632
Covivio SA/France	192	9,297
Credit Agricole SA	3,887	55,681
Danone SA	2,232	148,704
Dassault Aviation SA	77	14,584
Dassault Systemes SE	2,305	119,487
Edenred SE	807	48,201
Eiffage SA	269	28,146
Engie SA	6,051	96,649
EssilorLuxottica SA	996	195,189
Eurazeo SE	154	13,118
Eurofins Scientific SE	424	25,532
Euronext NV(c)	307	27,003
Gecina SA	176	19,410
Getlink SE	1,177	20,281
Hermes International SCA	107	225,734
Ipsen SA	115	13,259
Kering SA	251	103,104
Klepierre SA	730	18,900
La Francaise des Jeux SAEM(c)	307	12,444
Legrand SA	871	84,414
L’Oreal SA	820	392,414
LVMH Moet Hennessy Louis Vuitton SE	942	783,799

74	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Orange SA	6,272	$74,586
Pernod Ricard SA	686	112,494
Publicis Groupe SA	731	73,241
Remy Cointreau SA	77	7,802
Renault SA	653	24,592
Safran SA	1,149	214,528
Sanofi SA	3,863	386,862
Sartorius Stedim Biotech	103	27,752
Schneider Electric SE	1,848	363,040
SEB SA	77	9,402
Societe Generale SA	2,394	61,538
Sodexo SA	308	34,745
Teleperformance SE	193	30,142
Thales SA	347	50,750
TotalEnergies SE	7,858	509,792
Unibail-Rodamco-Westfield, New(a)	399	28,570
Veolia Environnement SA	2,305	75,106
Vinci SA	1,725	217,906
Vivendi SE	2,421	27,284
Worldline SA/France(a)(c)	731	9,882

		6,457,929

Germany — 2.2%
adidas AG	549	103,645
Allianz SE, Registered	1,383	369,504
BASF SE	3,009	143,842
Bayer AG, Registered	3,376	105,050
Bayerische Motoren Werke AG	1,094	113,834
Bechtle AG	270	14,000
Beiersdorf AG	346	50,634
Brenntag SE	452	39,961
Carl Zeiss Meditec AG, Bearer	115	12,122
Commerzbank AG	3,766	43,247
Continental AG	347	28,347
Covestro AG(a)(c)	616	32,528
Daimler Truck Holding AG	1,617	57,787
Delivery Hero SE(a)(c)	538	12,207
Deutsche Bank AG, Registered	6,918	89,365
Deutsche Boerse AG	653	130,038
Deutsche Lufthansa AG, Registered(a)	1,653	13,745
Deutsche Post AG, Registered	3,383	162,026
Deutsche Telekom AG, Registered	10,950	268,799
E.ON SE	7,647	103,458
Evonik Industries AG	769	14,147
Fresenius Medical Care AG & Co. KGaA	654	25,277
Fresenius SE & Co. KGaA	1,422	39,920
GEA Group AG	621	24,870
Hannover Rueck SE	196	46,985
Heidelberg Materials AG	500	46,172
HelloFresh SE(a)	615	8,133
Henkel AG & Co. KGaA	384	26,262
Infineon Technologies AG	4,459	162,561
Knorr-Bremse AG	269	16,615
LEG Immobilien SE(a)	231	19,168
Mercedes-Benz Group AG	2,719	183,567
Merck KGaA	460	75,475
MTU Aero Engines AG	192	44,147
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	462	196,682
Nemetschek SE	192	17,717
Puma SE	346	13,924
Rational AG	17	13,059
Rheinmetall AG	147	51,475

Security	Shares	Value

Germany (continued)
RWE AG	2,100	$77,544
SAP SE	3,548	614,679
Scout24 SE(c)	211	15,536
Siemens AG, Registered	2,604	466,178
Siemens Healthineers AG(c)	923	51,366
Symrise AG, Class A	479	49,420
Talanx AG(a)	215	15,085
Volkswagen AG	117	16,518
Vonovia SE	2,547	79,345
Wacker Chemie AG	63	6,831
Zalando SE(a)(c)	769	15,354

		4,328,151

Hong Kong — 0.6%
AIA Group Ltd.	38,600	302,717
BOC Hong Kong Holdings Ltd.	12,000	28,761
Budweiser Brewing Co. APAC Ltd.(c)	7,600	11,979
CK Asset Holdings Ltd.	6,836	30,846
CK Hutchison Holdings Ltd.	8,836	45,636
CK Infrastructure Holdings Ltd.	2,000	11,878
CLP Holdings Ltd.	6,000	47,721
ESR Group Ltd.(c)	7,800	9,971
Futu Holdings Ltd., ADR(a)	171	7,989
Galaxy Entertainment Group Ltd.	7,000	36,329
Hang Lung Properties Ltd.	7,000	8,127
Hang Seng Bank Ltd.	2,600	27,066
Henderson Land Development Co. Ltd.	4,523	11,785
HKT Trust & HKT Ltd., Class SS	12,740	15,304
Hong Kong & China Gas Co. Ltd.	38,618	27,482
Hong Kong Exchanges & Clearing Ltd.	4,100	124,307
Hongkong Land Holdings Ltd.	3,800	11,862
Jardine Matheson Holdings Ltd.	500	20,077
Link REIT	8,840	44,339
MTR Corp. Ltd.	4,500	14,640
New World Development Co. Ltd.	5,583	6,843
Power Assets Holdings Ltd.	4,500	26,348
Sands China Ltd.(a)	7,600	19,948
Sino Land Co. Ltd.	12,000	12,535
SITC International Holdings Co. Ltd.	4,000	6,069
Sun Hung Kai Properties Ltd.	4,500	42,000
Swire Pacific Ltd., Class A	1,500	11,606
Swire Properties Ltd.	4,000	7,475
Techtronic Industries Co. Ltd.	5,393	57,280
WH Group Ltd.(c)	27,000	15,930
Wharf Holdings Ltd. (The)(b)	3,000	8,765
Wharf Real Estate Investment Co. Ltd.	6,000	17,579
Xinyi Glass Holdings Ltd.	9,000	7,461

		1,078,655

Ireland — 0.2%
AIB Group PLC	5,145	22,599
Bank of Ireland Group PLC	3,589	33,004
CRH PLC	2,390	169,551
Flutter Entertainment PLC(a)	593	121,717
Kerry Group PLC, Class A	539	48,043
Kingspan Group PLC	538	43,695
Smurfit Kappa Group PLC	885	32,979

		471,588

Israel — 0.2%
Azrieli Group Ltd.	154	10,377
Bank Hapoalim BM	4,010	34,117
Bank Leumi Le-Israel BM	4,896	37,186
Check Point Software Technologies Ltd.(a)	346	54,990

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
CyberArk Software Ltd.(a)	131	$30,586
Elbit Systems Ltd.	113	23,310
Global-e Online Ltd.(a)(b)	308	11,633
ICL Group Ltd.	2,459	11,184
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	4,151	20,136
Mizrahi Tefahot Bank Ltd.	424	15,780
Monday.com Ltd.(a)	66	13,863
Nice Ltd.(a)	231	47,928
Teva Pharmaceutical Industries Ltd., ADR(a)	3,689	44,637
Wix.com Ltd.(a)	193	24,488

		380,216

Italy — 0.7%
Amplifon SpA	423	13,806
Assicurazioni Generali SpA	3,613	80,595
Banco BPM SpA	4,157	22,428
DiaSorin SpA	77	7,081
Enel SpA	27,774	189,512
Eni SpA	8,140	129,762
Ferrari NV	427	148,911
FinecoBank Banca Fineco SpA	2,072	29,875
Infrastrutture Wireless Italiane SpA(c)	845	10,218
Intesa Sanpaolo SpA	53,655	165,327
Leonardo SpA	939	16,389
Mediobanca Banca di Credito Finanziario SpA	2,190	29,004
Moncler SpA	723	44,477
Nexi SpA(a)(c)	2,186	16,768
Poste Italiane SpA(c)	1,806	19,584
Prysmian SpA	936	41,193
Recordati Industria Chimica e Farmaceutica SpA	384	21,195
Snam SpA	6,301	30,774
Stellantis NV	7,526	165,772
Telecom Italia SpA/Milano(a)(b)	33,891	10,215
Tenaris SA, NVS	1,614	25,492
Terna - Rete Elettrica Nazionale	4,535	38,239
UniCredit SpA	5,508	161,341

		1,417,958

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	1,575	23,180
Adyen NV(a)(c)	76	95,318
Aegon Ltd.	6,456	38,087
AerCap Holdings NV(a)	687	52,597
Akzo Nobel NV	615	47,240
ASM International NV	154	85,352
ASML Holding NV	1,370	1,188,595
ASR Nederland NV	544	25,637
BE Semiconductor Industries NV	263	39,523
CNH Industrial NV	3,343	40,116
Davide Campari-Milano NV	2,036	20,627
EXOR NV, NVS	347	33,573
Ferrovial SE	1,718	65,516
Heineken Holding NV	480	40,276
Heineken NV	979	98,483
IMCD NV	192	29,307
ING Groep NV	12,118	172,178
JDE Peet’s NV	269	6,640
Koninklijke Ahold Delhaize NV	3,278	92,188
Koninklijke KPN NV	11,526	39,208
Koninklijke Philips NV(a)	2,683	56,760
NN Group NV	884	36,234
OCI NV	356	10,169

Security	Shares	Value

Netherlands (continued)
Prosus NV	4,947	$147,182
Qiagen NV, NVS	746	32,363
Randstad NV	423	24,052
Universal Music Group NV	2,765	81,506
Wolters Kluwer NV	852	125,599

		2,747,506

New Zealand — 0.1%
Auckland International Airport Ltd.	4,906	25,295
EBOS Group Ltd.	548	12,549
Fisher & Paykel Healthcare Corp. Ltd.	1,960	28,308
Mercury NZ Ltd.	2,344	9,671
Meridian Energy Ltd.	4,574	15,496
Spark New Zealand Ltd.	6,032	19,597

		110,916

Norway — 0.2%
Adevinta ASA(a)	1,524	16,374
Aker BP ASA	1,118	29,673
DNB Bank ASA	2,998	58,280
Equinor ASA	3,101	88,742
Gjensidige Forsikring ASA	693	11,147
Kongsberg Gruppen ASA	302	15,391
Mowi ASA	1,482	26,676
Norsk Hydro ASA	4,534	26,572
Orkla ASA	2,767	21,674
Salmar ASA	199	11,047
Telenor ASA	2,536	28,140
Yara International ASA	577	19,071

		352,787

Portugal — 0.0%
EDP - Energias de Portugal SA	10,187	45,438
Galp Energia SGPS SA	1,767	27,816
Jeronimo Martins SGPS SA	961	21,856

		95,110

Singapore — 0.4%
CapitaLand Ascendas REIT	11,477	24,873
CapitaLand Integrated Commercial Trust	21,131	31,501
CapitaLand Investment Ltd./Singapore	9,700	21,294
City Developments Ltd.	1,600	7,262
DBS Group Holdings Ltd.	6,400	151,586
Genting Singapore Ltd.	19,300	14,494
Grab Holdings Ltd., Class A(a)	7,543	23,157
Jardine Cycle & Carriage Ltd.(b)	400	7,718
Keppel Ltd.	4,300	22,849
Mapletree Logistics Trust	11,443	13,158
Mapletree Pan Asia Commercial Trust	7,700	8,339
Oversea-Chinese Banking Corp. Ltd.	11,525	110,241
Sea Ltd., ADR(a)(b)	1,213	46,264
Seatrium Ltd.(a)(b)	157,208	11,667
Sembcorp Industries Ltd.	3,300	13,888
Singapore Airlines Ltd.	6,100	30,276
Singapore Exchange Ltd.	1,400	9,776
Singapore Technologies Engineering Ltd.	4,700	13,024
Singapore Telecommunications Ltd.	26,900	48,004
United Overseas Bank Ltd.	4,300	90,638
UOL Group Ltd.	1,600	7,430
Wilmar International Ltd.	7,700	18,855

		726,294

Spain — 0.7%
Acciona SA	83	10,736
ACS Actividades de Construccion y Servicios SA	681	26,873
Aena SME SA(c)	271	47,942

76	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Amadeus IT Group SA	1,499	$105,050
Banco Bilbao Vizcaya Argentaria SA	20,349	190,455
Banco Santander SA	55,950	224,866
CaixaBank SA	15,136	64,540
Cellnex Telecom SA(c)	1,911	73,530
Corp. ACCIONA Energias Renovables SA	223	5,795
EDP Renovaveis SA	975	15,788
Enagas SA	594	9,670
Endesa SA	1,039	20,585
Grifols SA(a)	1,039	11,318
Iberdrola SA	20,374	245,322
Iberdrola SA, NVS	351	4,230
Industria de Diseno Textil SA	3,612	154,440
Naturgy Energy Group SA	413	11,121
Redeia Corp. SA	961	15,991
Repsol SA	4,335	64,021
Telefonica SA	16,529	67,254

		1,369,527

Sweden — 0.9%
Alfa Laval AB	880	32,290
Assa Abloy AB, Class B	3,506	96,154
Atlas Copco AB, Class A	9,224	147,210
Atlas Copco AB, Class B	5,380	74,502
Beijer Ref AB, Class B	1,146	15,603
Boliden AB	884	23,464
Epiroc AB	2,306	40,744
Epiroc AB, Class B	1,345	20,971
EQT AB	1,375	36,922
Essity AB, Class B	2,037	47,835
Evolution AB(c)	664	77,531
Fastighets AB Balder, Class B(a)	2,076	13,779
Getinge AB, Class B	769	16,439
H & M Hennes & Mauritz AB, Class B	2,421	34,157
Hexagon AB, Class B	7,200	78,578
Holmen AB, Class B	317	12,493
Husqvarna AB, Class B	1,077	8,378
Industrivarden AB, Class A	423	13,317
Industrivarden AB, Class C	500	15,714
Indutrade AB	924	22,448
Investment AB Latour, Class B	500	12,575
Investor AB, Class B	5,813	136,866
L E Lundbergforetagen AB, Class B	270	14,078
Lifco AB, Class B	770	18,578
Nibe Industrier AB, Class B	4,842	28,932
Saab AB, Class B	275	17,707
Sagax AB, Class B	538	13,074
Sandvik AB	3,728	78,347
Securitas AB, Class B	1,811	17,592
Skandinaviska Enskilda Banken AB, Class A	5,340	75,839
Skanska AB, Class B	1,269	22,004
SKF AB, Class B	950	18,720
Svenska Cellulosa AB SCA, Class B	1,922	26,166
Svenska Handelsbanken AB, Class A	4,585	49,428
Swedbank AB, Class A	3,113	63,437
Swedish Orphan Biovitrum AB(a)	652	18,300
Tele2 AB, Class B	1,448	12,346
Telefonaktiebolaget LM Ericsson, Class B	9,990	55,379
Telia Co. AB	8,952	23,089
Volvo AB, Class A	692	17,013
Volvo AB, Class B	5,103	122,295

Security	Shares	Value

Sweden (continued)
Volvo Car AB, Class B(a)(b)	2,015	$5,253

		1,675,547

Switzerland — 2.9%
ABB Ltd., Registered	5,472	231,530
Adecco Group AG, Registered	577	24,951
Alcon Inc.	1,698	127,817
Avolta AG, Registered(a)	337	12,875
Bachem Holding AG, Class B	80	5,356
Baloise Holding AG, Registered	154	24,600
Banque Cantonale Vaudoise, Registered	103	13,188
Barry Callebaut AG, Registered	12	17,527
BKW AG	73	11,597
Bunge Global SA	500	44,045
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	8	101,672
Cie. Financiere Richemont SA, Class A, Registered	1,748	259,638
Clariant AG, Registered	615	7,873
Coca-Cola HBC AG, Class DI	654	19,225
DSM-Firmenich AG	577	61,007
EMS-Chemie Holding AG, Registered	24	18,118
Geberit AG, Registered	114	65,622
Givaudan SA, Registered	31	128,915
Helvetia Holding AG, Registered	127	18,341
Holcim AG	1,766	134,885
Julius Baer Group Ltd.	752	40,940
Kuehne + Nagel International AG, Registered	192	65,065
Logitech International SA, Registered	534	44,767
Lonza Group AG, Registered	254	124,182
Nestle SA, Registered	9,049	1,031,138
Novartis AG, Registered	6,967	720,483
Partners Group Holding AG	78	105,236
Roche Holding AG, Bearer	103	31,202
Roche Holding AG, NVS	2,388	679,903
Sandoz Group AG(a)	1,266	43,417
Schindler Holding AG, Participation Certificates, NVS	154	38,360
Schindler Holding AG, Registered	77	18,329
SGS SA	535	49,437
Siemens Energy AG(a)	1,757	26,104
SIG Group AG	1,027	21,497
Sika AG, Registered	527	145,482
Sonova Holding AG, Registered	163	52,094
STMicroelectronics NV	2,366	103,885
Straumann Holding AG	390	59,242
Swatch Group AG (The), Bearer	93	21,833
Swatch Group AG (The), Registered	154	7,007
Swiss Life Holding AG, Registered	101	72,531
Swiss Prime Site AG, Registered	234	23,701
Swiss Re AG	1,050	120,225
Swisscom AG, Registered	82	49,059
Temenos AG, Registered	231	23,509
UBS Group AG, Registered	11,140	333,449
VAT Group AG(c)	78	36,311
Zurich Insurance Group AG	497	252,521

		5,669,691

United Kingdom — 4.0%
3i Group PLC	3,382	105,873
abrdn PLC	7,032	14,960
Admiral Group PLC	693	22,035
Anglo American PLC	4,212	100,404
Antofagasta PLC	1,192	25,980
Ashtead Group PLC	1,537	100,507

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Associated British Foods PLC	1,230	$36,432
AstraZeneca PLC	5,268	698,415
Auto Trader Group PLC(c)	2,773	25,511
Aviva PLC	8,774	47,893
BAE Systems PLC	10,372	154,506
Barclays PLC	52,677	97,891
Barratt Developments PLC	3,306	22,531
Berkeley Group Holdings PLC	423	25,615
BP PLC	57,609	336,461
British American Tobacco PLC	7,272	214,405
BT Group PLC	23,669	33,533
Bunzl PLC	1,192	48,443
Burberry Group PLC	1,167	19,223
Centrica PLC	19,337	33,841
Coca-Cola Europacific Partners PLC	653	44,992
Compass Group PLC	5,755	158,514
Croda International PLC	500	30,263
DCC PLC	346	25,154
Diageo PLC	7,569	273,376
Endeavour Mining PLC	632	11,227
Entain PLC	2,249	27,394
Experian PLC	2,997	124,742
Glencore PLC	34,847	184,374
GSK PLC	14,030	277,482
Haleon PLC	18,855	76,585
Halma PLC	1,307	36,177
Hargreaves Lansdown PLC	1,191	11,492
Hikma Pharmaceuticals PLC	692	16,883
HSBC Holdings PLC	66,230	517,104
Imperial Brands PLC	2,874	68,991
Informa PLC	4,688	46,043
InterContinental Hotels Group PLC	572	54,199
Intertek Group PLC	577	32,751
J Sainsbury PLC	5,379	18,365
JD Sports Fashion PLC	9,337	13,797
Kingfisher PLC	7,378	20,513
Land Securities Group PLC	2,613	22,029
Legal & General Group PLC	19,670	63,267
Lloyds Banking Group PLC	215,989	115,782
London Stock Exchange Group PLC	1,442	163,110
M&G PLC	9,106	25,746
Melrose Industries PLC	4,577	34,115
Mondi PLC, NVS	1,536	27,525
National Grid PLC	12,404	165,210
NatWest Group PLC, NVS	18,336	51,747
Next PLC	424	45,265
Ocado Group PLC(a)	1,538	10,535
Pearson PLC	2,459	30,166
Persimmon PLC	1,039	19,136
Phoenix Group Holdings PLC	2,902	18,528
Prudential PLC	9,215	94,662
Reckitt Benckiser Group PLC	2,449	177,065
RELX PLC	6,448	266,135
Rentokil Initial PLC	8,442	43,474
Rio Tinto PLC	3,866	267,602
Rolls-Royce Holdings PLC(a)	28,081	106,608
Sage Group PLC (The)	3,690	54,936
Schroders PLC	2,488	12,729
Segro PLC	3,959	43,969
Severn Trent PLC	807	26,527
Shell PLC	22,491	697,273
Smith & Nephew PLC	2,997	41,913

Security	Shares	Value

United Kingdom (continued)
Smiths Group PLC	1,346	$27,584
Spirax-Sarco Engineering PLC	269	33,857
SSE PLC	3,675	78,270
St. James’s Place PLC	1,806	14,868
Standard Chartered PLC	7,504	56,712
Taylor Wimpey PLC	13,794	25,753
Tesco PLC	23,402	84,800
Unilever PLC	8,521	414,634
United Utilities Group PLC	2,267	30,534
Vodafone Group PLC	78,017	66,325
Whitbread PLC	692	31,367
Wise PLC, Class A(a)	2,092	21,338
WPP PLC	3,630	35,104

		7,781,077

United States — 74.6%
3M Co.	1,909	180,114
A O Smith Corp.	385	29,880
Abbott Laboratories	5,893	666,793
AbbVie Inc.	5,986	984,098
Accenture PLC, Class A	2,133	776,156
Adobe Inc.(a)	1,546	955,088
Advanced Micro Devices Inc.(a)	5,484	919,612
AECOM	447	39,421
AES Corp. (The)	2,113	35,245
Aflac Inc.	1,943	163,873
Agilent Technologies Inc.	999	129,970
Air Products and Chemicals Inc.	755	193,061
Airbnb Inc.(a)	1,464	211,021
Akamai Technologies Inc.(a)	538	66,298
Albemarle Corp.	385	44,175
Albertsons Companies Inc., Class A	1,320	28,010
Alexandria Real Estate Equities Inc.	559	67,583
Align Technology Inc.(a)	237	63,355
Allegion PLC	270	33,450
Alliant Energy Corp.	929	45,205
Allstate Corp. (The)	868	134,757
Ally Financial Inc.	868	31,838
Alnylam Pharmaceuticals Inc.(a)	416	71,931
Alphabet Inc., Class A(a)	20,166	2,825,257
Alphabet Inc., Class C, NVS(a)	17,745	2,516,241
Altria Group Inc.	6,030	241,924
Amazon.com Inc.(a)	31,562	4,898,422
Amcor PLC	5,148	48,546
Ameren Corp.	936	65,118
American Electric Power Co. Inc.	1,774	138,620
American Express Co.	2,148	431,190
American Financial Group Inc./OH	243	29,257
American Homes 4 Rent, Class A	1,058	37,083
American International Group Inc.	2,435	169,257
American Tower Corp.	1,577	308,540
American Water Works Co. Inc.	663	82,225
Ameriprise Financial Inc.	354	136,938
AMETEK Inc.	790	128,019
Amgen Inc.	1,818	571,325
Amphenol Corp., Class A	2,037	205,941
Analog Devices Inc.	1,694	325,858
Annaly Capital Management Inc.	1,627	31,222
Ansys Inc.(a)	307	100,644
Aon PLC, Class A	680	202,932
APA Corp.	1,130	35,403
Apollo Global Management Inc.	1,313	131,825
Apple Inc.	53,140	9,799,016

78	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Applied Materials Inc.	2,849	$468,091
Aptiv PLC(a)	999	81,249
Arch Capital Group Ltd.(a)	1,289	106,252
Archer-Daniels-Midland Co.	1,825	101,433
Ares Management Corp., Class A	524	63,656
Arista Networks Inc.(a)	881	227,897
Arthur J Gallagher & Co.	744	172,727
Aspen Technology Inc.(a)(b)	98	18,815
Assurant Inc.	181	30,399
AT&T Inc.	24,333	430,452
Atlassian Corp., NVS(a)	509	127,133
Atmos Energy Corp.	528	60,160
Autodesk Inc.(a)	731	185,535
Automatic Data Processing Inc.	1,418	348,516
AutoZone Inc.(a)	59	162,966
AvalonBay Communities Inc.	503	90,042
Avantor Inc.(a)	2,349	54,004
Avery Dennison Corp.	269	53,652
Axon Enterprise Inc.(a)	233	58,031
Baker Hughes Co., Class A	3,502	99,807
Ball Corp.	1,076	59,664
Bank of America Corp.	24,276	825,627
Bank of New York Mellon Corp. (The)	2,597	144,030
Bath & Body Works Inc.	808	34,469
Baxter International Inc.	1,720	66,547
Becton Dickinson and Co.	995	237,616
Bentley Systems Inc., Class B	756	38,102
Berkshire Hathaway Inc., Class B(a)	4,446	1,706,108
Best Buy Co. Inc.	672	48,713
BILL Holdings Inc.(a)(b)	339	26,459
Biogen Inc.(a)	500	123,330
BioMarin Pharmaceutical Inc.(a)	615	54,169
Bio-Rad Laboratories Inc., Class A(a)	77	24,709
Bio-Techne Corp.	556	39,098
BlackRock Inc.(d)	507	392,575
Blackstone Inc., NVS	2,397	298,307
Block Inc.(a)	1,858	120,789
Boeing Co. (The)(a)	1,957	413,005
Booking Holdings Inc.(a)	122	427,911
Booz Allen Hamilton Holding Corp., Class A	475	66,866
BorgWarner Inc.	733	24,849
Boston Properties Inc.	533	35,444
Boston Scientific Corp.(a)	5,021	317,628
Bristol-Myers Squibb Co.	7,060	345,022
Broadcom Inc.	1,508	1,779,440
Broadridge Financial Solutions Inc.	385	78,617
Brown & Brown Inc.	859	66,624
Brown-Forman Corp., Class B	1,038	56,986
Builders FirstSource Inc.(a)	423	73,488
Burlington Stores Inc.(a)	231	44,156
Cadence Design Systems Inc.(a)	923	266,249
Caesars Entertainment Inc.(a)	693	30,402
Camden Property Trust	359	33,689
Campbell Soup Co.	645	28,786
Capital One Financial Corp.	1,273	172,262
Cardinal Health Inc.	824	89,973
Carlisle Companies Inc.	174	54,681
Carlyle Group Inc. (The)	723	28,934
CarMax Inc.(a)(b)	539	38,366
Carnival Corp.(a)	3,306	54,813
Carrier Global Corp.	2,808	153,626
Catalent Inc.(a)	577	29,796

Security	Shares	Value

United States (continued)
Caterpillar Inc.	1,734	$520,738
Cboe Global Markets Inc.	356	65,451
CBRE Group Inc., Class A(a)	1,022	88,209
CDW Corp./DE	438	99,303
Celanese Corp., Class A	333	48,715
Celsius Holdings Inc.(a)(b)	514	25,649
Cencora Inc.	585	136,118
Centene Corp.(a)	1,893	142,562
CenterPoint Energy Inc.	2,075	57,975
Ceridian HCM Holding Inc.(a)	461	32,049
CF Industries Holdings Inc.	679	51,271
CH Robinson Worldwide Inc.	390	32,795
Charles River Laboratories International Inc.(a)(b)	182	39,363
Charles Schwab Corp. (The)	5,100	320,892
Charter Communications Inc., Class A(a)	336	124,559
Cheniere Energy Inc.	828	135,784
Chesapeake Energy Corp.	427	32,926
Chevron Corp.	6,158	907,874
Chipotle Mexican Grill Inc., Class A(a)	94	226,424
Chubb Ltd.	1,385	339,325
Church & Dwight Co. Inc.	846	84,473
Cigna Group (The)	1,002	301,552
Cincinnati Financial Corp.	538	59,610
Cintas Corp.	308	186,208
Cisco Systems Inc.	13,768	690,878
Citigroup Inc.	6,582	369,711
Citizens Financial Group Inc.	1,520	49,704
Cleveland-Cliffs Inc.(a)	1,774	35,569
Clorox Co. (The)	423	61,441
Cloudflare Inc., Class A(a)	977	77,232
CME Group Inc.	1,235	254,212
CMS Energy Corp.	962	54,988
Coca-Cola Co. (The)	13,955	830,183
Cognizant Technology Solutions Corp., Class A	1,665	128,405
Coinbase Global Inc., Class A(a)	558	71,536
Colgate-Palmolive Co.	2,696	227,003
Comcast Corp., Class A	13,958	649,605
Conagra Brands Inc.	1,652	48,156
Confluent Inc.(a)	555	12,410
ConocoPhillips	4,056	453,745
Consolidated Edison Inc.	1,161	105,535
Constellation Brands Inc., Class A	572	140,186
Constellation Energy Corp.	1,115	136,030
Cooper Companies Inc. (The)	177	66,026
Copart Inc.(a)	2,920	140,277
Corning Inc.	2,767	89,900
Corteva Inc.	2,373	107,924
CoStar Group Inc.(a)	1,380	115,202
Costco Wholesale Corp.	1,505	1,045,794
Coterra Energy Inc.	2,623	65,260
Crowdstrike Holdings Inc., Class A(a)	759	222,007
Crown Castle Inc.	1,488	161,076
Crown Holdings Inc.	384	33,984
CSX Corp.	6,900	246,330
Cummins Inc.	484	115,821
CVS Health Corp.	4,411	328,046
Danaher Corp.	2,381	571,226
Darden Restaurants Inc.	424	68,934
Darling Ingredients Inc.(a)(b)	543	23,512
Datadog Inc., Class A(a)	882	109,756
DaVita Inc.(a)	193	20,875
Deckers Outdoor Corp.(a)	91	68,589

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Deere & Co.	930	$366,029
Dell Technologies Inc., Class C	857	71,028
Delta Air Lines Inc.	500	19,570
Devon Energy Corp.	2,253	94,671
Dexcom Inc.(a)	1,291	156,663
Diamondback Energy Inc.	577	88,708
Dick’s Sporting Goods Inc.	212	31,603
Digital Realty Trust Inc.	1,019	143,129
Discover Financial Services	859	90,642
DocuSign Inc., Class A(a)	624	38,014
Dollar General Corp.	727	96,015
Dollar Tree Inc.(a)	710	92,740
Dominion Energy Inc.	2,772	126,736
Domino’s Pizza Inc.	116	49,442
DoorDash Inc., Class A(a)(b)	881	91,800
Dover Corp.	462	69,198
Dow Inc.	2,457	131,695
DR Horton Inc.	1,043	149,055
DraftKings Inc., Class A (a)	1,409	55,021
Dropbox Inc., Class A(a)	1,000	31,680
DTE Energy Co.	698	73,583
Duke Energy Corp.	2,625	251,554
DuPont de Nemours Inc.	1,548	95,666
Dynatrace Inc.(a)	917	52,269
Eastman Chemical Co.	372	31,081
Eaton Corp. PLC	1,347	331,470
eBay Inc.	1,770	72,694
Ecolab Inc.	888	176,019
Edison International	1,335	90,086
Edwards Lifesciences Corp.(a)	2,032	159,451
Electronic Arts Inc.	880	121,070
Elevance Health Inc.	806	397,713
Eli Lilly & Co.	2,743	1,770,908
Emerson Electric Co.	1,909	175,113
Enphase Energy Inc.(a)	455	47,379
Entegris Inc.	537	63,205
Entergy Corp.	693	69,134
EOG Resources Inc.	1,955	222,459
EPAM Systems Inc.(a)	192	53,397
EQT Corp.	1,308	46,303
Equifax Inc.	423	103,356
Equinix Inc.	314	260,548
Equitable Holdings Inc.	1,171	38,280
Equity LifeStyle Properties Inc.	631	42,712
Equity Residential	1,223	73,612
Erie Indemnity Co., Class A, NVS	77	26,629
Essential Utilities Inc.	906	32,489
Essex Property Trust Inc.	221	51,553
Estee Lauder Companies Inc. (The), Class A	802	105,856
Etsy Inc.(a)	423	28,155
Everest Group Ltd.	144	55,436
Evergy Inc.	808	41,022
Eversource Energy	1,226	66,474
Exact Sciences Corp.(a)	641	41,921
Exelon Corp.	3,343	116,370
Expedia Group Inc.(a)	447	66,304
Expeditors International of Washington Inc.	513	64,807
Extra Space Storage Inc.	717	103,563
Exxon Mobil Corp.	13,617	1,399,964
F5 Inc.(a)	193	35,454
FactSet Research Systems Inc.	126	59,966
Fair Isaac Corp.(a)	82	98,304

Security	Shares	Value

United States (continued)
Fastenal Co.	1,977	$134,891
FedEx Corp.	806	194,480
Ferguson PLC	683	128,308
Fidelity National Financial Inc.	869	43,476
Fidelity National Information Services Inc.	2,036	126,761
Fifth Third Bancorp	2,268	77,656
First Citizens BancShares Inc./NC, Class A	39	58,890
First Solar Inc.(a)	325	47,547
FirstEnergy Corp.	1,767	64,814
Fiserv Inc.(a)	2,049	290,692
FleetCor Technologies Inc.(a)	230	66,684
FMC Corp.	456	25,627
Ford Motor Co.	13,113	153,684
Fortinet Inc.(a)	2,290	147,682
Fortive Corp.	1,191	93,112
Fortune Brands Home & Security Inc., NVS	423	32,821
Fox Corp., Class A, NVS	785	25,355
Fox Corp., Class B	577	17,316
Franklin Resources Inc.	1,076	28,654
Freeport-McMoRan Inc.	4,859	192,854
Gaming and Leisure Properties Inc.	858	39,168
Garmin Ltd.	538	64,286
Gartner Inc.(a)	270	123,509
GE HealthCare Technologies Inc., NVS(a)	1,381	101,310
Gen Digital Inc.	2,091	49,097
General Dynamics Corp.	802	212,522
General Electric Co.	3,709	491,146
General Mills Inc.	1,980	128,522
General Motors Co.	4,707	182,632
Genuine Parts Co.	496	69,554
Gilead Sciences Inc.	4,228	330,883
Global Payments Inc.	873	116,310
Globe Life Inc.	308	37,829
GoDaddy Inc., Class A(a)	506	53,970
Goldman Sachs Group Inc. (The)	1,126	432,395
Graco Inc.	572	48,792
Halliburton Co.	2,997	106,843
Hartford Financial Services Group Inc. (The)	991	86,177
Hasbro Inc.	462	22,615
HCA Healthcare Inc.	693	211,296
Healthpeak Properties Inc.	1,690	31,265
HEICO Corp.	132	23,706
HEICO Corp., Class A	231	32,680
Henry Schein Inc.(a)	399	29,861
Hershey Co. (The)	506	97,931
Hess Corp.	959	134,768
Hewlett Packard Enterprise Co.	4,543	69,462
HF Sinclair Corp.	550	31,069
Hilton Worldwide Holdings Inc.	879	167,854
Hologic Inc.(a)	846	62,976
Home Depot Inc. (The)	3,399	1,199,711
Honeywell International Inc.	2,244	453,871
Hormel Foods Corp.	1,000	30,370
Host Hotels & Resorts Inc.	2,536	48,742
Howmet Aerospace Inc.	1,384	77,864
HP Inc.	3,016	86,589
Hubbell Inc., Class B	182	61,074
HubSpot Inc.(a)	168	102,648
Humana Inc.	424	160,297
Huntington Bancshares Inc./OH	4,994	63,574
Huntington Ingalls Industries Inc.	124	32,106
Hyatt Hotels Corp., Class A	162	20,796

80	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
IDEX Corp.	272	$57,528
IDEXX Laboratories Inc.(a)	284	146,283
Illinois Tool Works Inc.	1,040	271,336
Illumina Inc.(a)	536	76,653
Incyte Corp.(a)	616	36,202
Ingersoll Rand Inc.	1,330	106,214
Insulet Corp.(a)	231	44,091
Intel Corp.	14,292	615,699
Intercontinental Exchange Inc.	1,917	244,092
International Business Machines Corp.	3,108	570,815
International Flavors & Fragrances Inc.	846	68,255
International Paper Co.	1,192	42,709
Interpublic Group of Companies Inc. (The)	1,269	41,864
Intuit Inc.	953	601,657
Intuitive Surgical Inc.(a)	1,206	456,133
Invitation Homes Inc.	2,189	72,084
IQVIA Holdings Inc.(a)	614	127,853
Iron Mountain Inc.	961	64,887
Jabil Inc.	444	55,629
Jack Henry & Associates Inc.	230	38,141
Jacobs Solutions Inc., NVS	423	57,008
Jazz Pharmaceuticals PLC(a)	173	21,231
JB Hunt Transport Services Inc.	270	54,265
JM Smucker Co. (The)	385	50,647
Johnson & Johnson	8,185	1,300,596
Johnson Controls International PLC	2,299	121,134
JPMorgan Chase & Co.	9,878	1,722,328
Juniper Networks Inc.	1,162	42,948
Kellanova	884	48,408
Kenvue Inc.	5,910	122,692
Keurig Dr Pepper Inc.	3,594	112,995
KeyCorp	3,327	48,341
Keysight Technologies Inc.(a)	615	94,255
Kimberly-Clark Corp.	1,153	139,478
Kimco Realty Corp.	2,406	48,601
Kinder Morgan Inc.	6,840	115,733
KKR & Co. Inc.	1,954	169,177
KLA Corp.	464	275,635
Knight-Swift Transportation Holdings Inc.	607	34,830
Kraft Heinz Co. (The)	2,911	108,085
Kroger Co. (The)	2,298	106,030
L3Harris Technologies Inc.	628	130,888
Laboratory Corp. of America Holdings	312	69,358
Lam Research Corp.	449	370,501
Lamb Weston Holdings Inc.	487	49,888
Las Vegas Sands Corp.	1,326	64,868
Lattice Semiconductor Corp.(a)(b)	468	28,482
Lear Corp.	192	25,517
Leidos Holdings Inc.	424	46,839
Lennar Corp., Class A	834	124,975
Lennox International Inc.	115	49,238
Liberty Broadband Corp., Class C (a)	430	33,733
Liberty Global Ltd., NVS(a)(b)	594	12,438
Liberty Media Corp.-Liberty Formula One, NVS(a)	692	46,537
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	624	18,945
Linde PLC	1,652	668,779
Live Nation Entertainment Inc.(a)(b)	580	51,533
LKQ Corp.	884	41,256
Lockheed Martin Corp.	759	325,922
Loews Corp.	653	47,578
Lowe’s Companies Inc.	1,962	417,592
LPL Financial Holdings Inc.	271	64,820

Security	Shares	Value

United States (continued)
Lucid Group Inc.(a)(b)	3,044	$10,289
Lululemon Athletica Inc.(a)	384	174,267
LyondellBasell Industries NV, Class A	920	86,590
M&T Bank Corp.	552	76,231
Manhattan Associates Inc.(a)	211	51,180
Marathon Oil Corp.	2,137	48,830
Marathon Petroleum Corp.	1,371	227,038
Markel Group Inc.(a)	40	59,897
MarketAxess Holdings Inc.	127	28,640
Marriott International Inc./MD, Class A	870	208,565
Marsh & McLennan Companies Inc.	1,679	325,457
Martin Marietta Materials Inc.	205	104,226
Marvell Technology Inc.	2,881	195,044
Masco Corp.	769	51,746
Mastercard Inc., Class A	2,860	1,284,798
Match Group Inc.(a)	993	38,111
McCormick & Co. Inc./MD, NVS	884	60,253
McDonald’s Corp.	2,477	725,067
McKesson Corp.	464	231,949
Medtronic PLC	4,489	392,967
MercadoLibre Inc.(a)	154	263,619
Merck & Co. Inc.	8,625	1,041,727
Meta Platforms Inc., Class A(a)	7,554	2,947,118
MetLife Inc.	2,185	151,464
Mettler-Toledo International Inc.(a)	77	92,184
MGM Resorts International	882	38,252
Microchip Technology Inc.	1,883	160,394
Micron Technology Inc.	3,769	323,192
Microsoft Corp.	23,991	9,538,342
Mid-America Apartment Communities Inc.	385	48,656
Moderna Inc.(a)	1,107	111,862
Molina Healthcare Inc.(a)	192	68,436
Molson Coors Beverage Co., Class B	654	40,411
Mondelez International Inc., Class A	4,614	347,296
MongoDB Inc., Class A(a)	247	98,928
Monolithic Power Systems Inc.	154	92,819
Monster Beverage Corp.(a)	2,611	143,657
Moody’s Corp.	561	219,934
Morgan Stanley	4,224	368,502
Mosaic Co. (The)	1,099	33,750
Motorola Solutions Inc.	577	184,351
MSCI Inc., Class A	274	164,022
Nasdaq Inc.	1,158	66,898
NetApp Inc.	687	59,906
Netflix Inc.(a)	1,505	848,986
Neurocrine Biosciences Inc.(a)	311	43,468
Newmont Corp.	3,989	137,660
News Corp., Class A, NVS	1,307	32,204
NextEra Energy Inc.	6,965	408,358
Nike Inc., Class B	4,158	422,162
NiSource Inc.	1,269	32,956
Nordson Corp.	190	47,827
Norfolk Southern Corp.	768	180,664
Northern Trust Corp.	663	52,801
Northrop Grumman Corp.	492	219,806
NRG Energy Inc.	847	44,925
Nucor Corp.	864	161,508
Nvidia Corp.	8,395	5,165,192
NVR Inc.(a)	11	77,828
NXP Semiconductors NV	884	186,144
O’Reilly Automotive Inc.(a)	205	209,725
Occidental Petroleum Corp.	2,265	130,396

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Okta Inc.(a)	496	$40,994
Old Dominion Freight Line Inc.	335	130,992
Omnicom Group Inc.	652	58,928
ON Semiconductor Corp.(a)	1,500	106,695
ONEOK Inc.	1,978	134,998
Oracle Corp.	5,560	621,052
Otis Worldwide Corp.	1,422	125,762
Ovintiv Inc.	860	36,481
Owens Corning	296	44,853
PACCAR Inc.	1,788	179,497
Packaging Corp. of America	307	50,925
Palantir Technologies Inc.(a)	6,117	98,423
Palo Alto Networks Inc.(a)	1,053	356,451
Paramount Global, Class B, NVS	1,646	24,015
Parker-Hannifin Corp.	443	205,773
Paychex Inc.	1,114	135,607
Paycom Software Inc.	191	36,336
Paylocity Holding Corp.(a)	140	22,177
PayPal Holdings Inc.(a)	3,587	220,062
Pentair PLC	577	42,219
PepsiCo Inc.	4,664	786,024
Pfizer Inc.	19,343	523,808
PG&E Corp.	6,949	117,230
Philip Morris International Inc.	5,241	476,145
Phillips 66	1,495	215,743
Pinterest Inc., Class A(a)	1,889	70,781
Pioneer Natural Resources Co.	799	183,634
PNC Financial Services Group Inc. (The)	1,369	207,006
Pool Corp.	132	49,005
PPG Industries Inc.	808	113,960
PPL Corp.	2,460	64,452
Principal Financial Group Inc.	782	61,856
Procter & Gamble Co. (The)	8,011	1,258,849
Progressive Corp. (The)	1,990	354,717
Prologis Inc.	3,137	397,427
Prudential Financial Inc.	1,262	132,422
PTC Inc.(a)	384	69,370
Public Service Enterprise Group Inc.	1,729	100,265
Public Storage	536	151,790
PulteGroup Inc.	737	77,061
Qorvo Inc.(a)	313	31,219
Qualcomm Inc.	3,820	567,308
Quanta Services Inc.	486	94,308
Quest Diagnostics Inc.	364	46,749
Raymond James Financial Inc.	653	71,948
Realty Income Corp.	2,827	153,761
Regency Centers Corp.	539	33,779
Regeneron Pharmaceuticals Inc.(a)	362	341,286
Regions Financial Corp.	2,995	55,917
Reliance Steel & Aluminum Co.	199	56,799
Repligen Corp.(a)	178	33,713
Republic Services Inc., Class A	764	130,736
ResMed Inc.	500	95,100
Revvity Inc.	457	48,981
Rivian Automotive Inc., Class A(a)(b)	2,188	33,498
Robert Half Inc.	384	30,543
Robinhood Markets Inc.(a)	1,444	15,509
ROBLOX Corp., Class A(a)	1,418	55,033
Rockwell Automation Inc.	385	97,513
Roku Inc.(a)	389	34,255
Rollins Inc.	1,042	45,129
Roper Technologies Inc.	366	196,542

Security	Shares	Value

United States (continued)
Ross Stores Inc.	1,161	$162,865
Royal Caribbean Cruises Ltd.(a)	840	107,100
Royalty Pharma PLC, Class A	1,404	39,860
RPM International Inc.	461	49,170
RTX Corp.	4,914	447,764
S&P Global Inc.	1,099	492,737
Salesforce Inc.(a)	3,304	928,721
SBA Communications Corp., Class A	358	80,142
Schlumberger NV	4,891	238,192
Seagate Technology Holdings PLC	716	61,347
SEI Investments Co.	338	21,375
Sempra Energy	2,149	153,782
ServiceNow Inc.(a)	689	527,361
Sherwin-Williams Co. (The)	841	255,984
Simon Property Group Inc.	1,084	150,253
Sirius XM Holdings Inc.(b)	2,469	12,567
Skyworks Solutions Inc.	509	53,170
Snap Inc., Class A, NVS(a)	3,574	56,791
Snap-on Inc.	167	48,418
Snowflake Inc., Class A(a)	961	188,010
Southern Co. (The)	3,689	256,459
Southwest Airlines Co.	538	16,081
Splunk Inc.(a)	564	86,501
SS&C Technologies Holdings Inc.	769	46,924
Stanley Black & Decker Inc.	539	50,289
Starbucks Corp.	3,901	362,910
State Street Corp.	1,133	83,695
Steel Dynamics Inc.	537	64,811
STERIS PLC	346	75,757
Stryker Corp.	1,151	386,137
Sun Communities Inc.	396	49,639
Super Micro Computer Inc.(a)	160	84,738
Synchrony Financial	1,498	58,227
Synopsys Inc.(a)	523	278,942
Sysco Corp.	1,687	136,529
T-Mobile U.S. Inc.	1,782	287,312
T Rowe Price Group Inc.	769	83,398
Take-Two Interactive Software Inc.(a)	598	98,628
Targa Resources Corp.	733	62,276
Target Corp.	1,554	216,130
TE Connectivity Ltd.	1,076	152,996
Teledyne Technologies Inc.(a)	154	64,444
Teleflex Inc.	154	37,396
Teradyne Inc.	552	53,318
Tesla Inc.(a)	9,709	1,818,399
Texas Instruments Inc.	3,086	494,130
Texas Pacific Land Corp.	21	30,688
Textron Inc.	682	57,772
Thermo Fisher Scientific Inc.(b)	1,312	707,142
TJX Companies Inc. (The)	3,924	372,427
Toast Inc.(a)	1,215	21,591
Toro Co. (The)	351	32,460
Tractor Supply Co.	351	78,835
Trade Desk Inc. (The), Class A(a)	1,535	105,040
Tradeweb Markets Inc., Class A	384	36,630
Trane Technologies PLC	765	192,818
TransDigm Group Inc.	186	203,238
TransUnion	615	42,552
Travelers Cos. Inc. (The)	798	168,665
Trimble Inc.(a)	884	44,960
Truist Financial Corp.	4,483	166,140
Twilio Inc., Class A(a)	591	41,565

82	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Tyler Technologies Inc.(a)	151	$63,835
Tyson Foods Inc., Class A	941	51,529
U.S. Bancorp	5,169	214,720
Uber Technologies Inc.(a)	6,185	403,695
UDR Inc.	1,084	39,046
U-Haul Holding Co.(b)	342	21,844
UiPath Inc., Class A(a)(b)	1,211	27,829
Ulta Beauty Inc.(a)	162	81,332
Union Pacific Corp.	2,076	506,399
United Parcel Service Inc., Class B	2,436	345,668
United Rentals Inc.	230	143,842
United Therapeutics Corp.(a)	156	33,506
UnitedHealth Group Inc.	3,148	1,610,958
Unity Software Inc.(a)(b)	760	24,624
Universal Health Services Inc., Class B	230	36,526
Vail Resorts Inc.	116	25,752
Valero Energy Corp.	1,172	162,791
Veeva Systems Inc., Class A(a)	499	103,498
Ventas Inc.	1,399	64,900
Veralto Corp.	793	60,815
VeriSign Inc.(a)	311	61,852
Verisk Analytics Inc., Class A	493	119,074
Verizon Communications Inc.	14,208	601,709
Vertex Pharmaceuticals Inc.(a)	873	378,341
Vertiv Holdings Co., Class A	1,174	66,131
VF Corp.	1,154	18,995
Viatris Inc.	4,151	48,857
VICI Properties Inc., Class A	3,527	106,233
Visa Inc., Class A	5,461	1,492,273
Vistra Corp.	1,144	46,938
Vulcan Materials Co.	461	104,191
W R Berkley Corp.	693	56,743
Walmart Inc.	5,032	831,538
Walgreens Boots Alliance Inc.	2,459	55,500
Walt Disney Co. (The)	6,238	599,160
Warner Bros. Discovery Inc.(a)	8,006	80,220
Waste Management Inc.	1,369	254,127
Waters Corp.(a)(b)	204	64,813
Watsco Inc.	116	45,354
WEC Energy Group Inc.	1,077	86,979
Wells Fargo & Co.	12,436	624,038
Welltower Inc.	1,782	154,161
West Pharmaceutical Services Inc.	260	96,988
Western Digital Corp.(a)	1,076	61,601
Westinghouse Air Brake Technologies Corp.	619	81,442
Westlake Corp.	130	17,985
Westrock Co.	884	35,590
Weyerhaeuser Co.	2,575	84,383
Williams Cos. Inc. (The)	4,112	142,522
Willis Towers Watson PLC	362	89,161
Workday Inc., Class A(a)	692	201,420
WP Carey Inc.	704	43,620
WW Grainger Inc.	154	137,929
Wynn Resorts Ltd.	326	30,784
Xcel Energy Inc.	1,895	113,454
Xylem Inc./NY	848	95,349
Yum! Brands Inc.	937	121,332
Zebra Technologies Corp., Class A(a)	166	39,765
Zillow Group Inc., Class C (a)	500	28,420
Zimmer Biomet Holdings Inc.	692	86,915
Zoetis Inc.	1,573	295,425
Zoom Video Communications Inc., Class A(a)	769	49,685

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	312	$73,529

		144,964,462

Total Common Stocks — 99.6% (Cost: $196,719,883)		193,421,674

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	193	18,858
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	383	32,518
Henkel AG & Co. KGaA, Preference Shares, NVS	615	47,145
Porsche Automobil Holding SE, Preference Shares, NVS	538	26,859
Sartorius AG, Preference Shares, NVS	88	32,103
Volkswagen AG, Preference Shares, NVS	698	89,773

		247,256

Total Preferred Stocks — 0.1% (Cost: $404,465)		247,256

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	681	312

Total Rights — 0.0% (Cost: $338)		312

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50 )(e)	72	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.7% (Cost: $197,124,686)		193,669,242

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(f)(g)	1,194,305	1,195,022
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(f)	290,000	290,000

Total Short-Term Securities — 0.8% (Cost: $1,484,542)		1,485,022

Total Investments — 100.5% (Cost: $198,609,228)		195,154,264

Liabilities in Excess of Other Assets — (0.5)%		(883,967)

Net Assets — 100.0%		$194,270,297

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,208,523	$—		$(1,013,896	)(a)	$760	$(365)	$1,195,022	1,194,305	$3,747	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,000	10,000	(a)	—		—	—	290,000	290,000	7,900		—
BlackRock Inc.	403,412	—		(24,825)		(4,653)	18,641	392,575	507	5,265		—

						$(3,893)	$18,276	$1,877,597		$16,912		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	6	03/15/24	$302	$7,074
S&P 500 E-Mini Index	1	03/15/24	243	11,452

				$18,526

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$18,526	$—	$—	$—	$18,526

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

84	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Kokusai ETF

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$5,333	$—	$—	$—	$5,333

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(13,461)	$—	$—	$—	$(13,461)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$442,661

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$152,294,507	$41,127,167	$—	$193,421,674
Preferred Stocks	—	247,256	—	247,256
Rights	312	—	—	312
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,485,022	—	—	1,485,022

	$153,779,841	$41,374,423	$—	$195,154,264

Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,452	$7,074	$—	$18,526

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	85

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$18,487,594,668	$861,159,432	$2,287,194,661	$1,255,120,326
Investments, at value — affiliated(c)	464,926,687	12,742,123	60,792,697	550,000
Cash	4,415	9,244	3,188	2,751
Cash pledged for futures contracts	1,748,000	102,000	108,000	—
Foreign currency collateral pledged for futures contracts(d)	—	—	—	551,080
Foreign currency, at value(e)	17,441,131	1,274,641	1,793,272	1,000,809
Receivables:
Investments sold	—	—	—	783,383
Securities lending income — affiliated	122,916	12,439	35,927	43
Dividends — unaffiliated	14,601,284	755,715	1,796,380	29,188
Dividends — affiliated	100,896	3,908	72,609	1,511
Tax reclaims	6,791,614	304,000	—	6,850,165

Total assets	18,993,331,611	876,363,502	2,351,796,734	1,264,889,256

LIABILITIES
Collateral on securities loaned, at value	412,429,522	10,369,994	44,151,065	—
Payables:
Capital shares redeemed	—	—	—	433,653
Deferred foreign capital gain tax	11,389,282	445,522	15,171,246	—
Investment advisory fees	5,050,842	145,627	1,424,390	520,367
Professional fees	7,017	—	—	—
Variation margin on futures contracts	477,877	29,974	13,907	59,081

Total liabilities	429,354,540	10,991,117	60,760,608	1,013,101

Commitments and contingent liabilities

NET ASSETS	$18,563,977,071	$865,372,385	$2,291,036,126	$1,263,876,155

NET ASSETS CONSIST OF
Paid-in capital	$16,036,696,635	$836,740,160	$3,246,595,317	$1,499,389,338
Accumulated earnings (loss)	2,527,280,436	28,632,225	(955,559,191)	(235,513,183)

NET ASSETS	$18,563,977,071	$865,372,385	$2,291,036,126	$1,263,876,155

NET ASSETVALUE

Shares outstanding	181,800,000	5,200,000	36,400,000	61,300,000

Net asset value	$102.11	$166.42	$62.94	$20.62

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$14,934,513,166	$759,517,474	$2,397,773,828	$1,301,612,444

(b) Securities loaned, at value	$393,420,788	$9,970,539	$41,860,595	$—

(c) Investments, at cost — affiliated	$458,820,221	$12,755,205	$60,770,047	$550,000

(d) Foreign currency collateral pledged, at cost	$—	$—	$—	$555,268

(e) Foreign currency, at cost	$17,445,470	$1,298,039	$1,805,142	$992,598

See notes to financial statements.

86	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2024

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$112,469,793	$193,276,667
Investments, at value — affiliated(c)	5,151,290	1,877,597
Cash	3,175	5,681
Cash pledged for futures contracts	—	13,000
Foreign currency collateral pledged for futures contracts(d)	84,932	22,694
Foreign currency, at value(e)	821,161	208,730
Receivables:
Securities lending income — affiliated	6,979	684
Dividends — unaffiliated	87,427	130,573
Dividends — affiliated	97	1,073
Tax reclaims	285,546	41,526

Total assets	118,910,400	195,578,225

LIABILITIES
Collateral on securities loaned, at value	5,112,846	1,200,426
Payables:
Investment advisory fees	40,134	40,803
Professional fees	—	60,738
Variation margin on futures contracts	8,647	5,961

Total liabilities	5,161,627	1,307,928

Commitments and contingent liabilities

NET ASSETS	$113,748,773	$194,270,297

NET ASSETS CONSIST OF
Paid-in capital	$172,982,977	$225,432,937
Accumulated loss	(59,234,204)	(31,162,640)

NET ASSETS	$113,748,773	$194,270,297

NET ASSETVALUE

Shares outstanding	2,100,000	1,950,000

Net asset value	$54.17	$99.63

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$151,274,190	$196,681,391

(b) Securities loaned, at value	$4,767,485	$1,132,873

(c) Investments, at cost — affiliated	$5,149,443	$1,927,837

(d) Foreign currency collateral pledged, at cost	$86,961	$24,050

(e) Foreign currency, at cost	$823,946	$208,620

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF

INVESTMENT INCOME
Dividends — unaffiliated	$160,085,947	$7,394,397	$21,671,031	$13,084,481
Dividends — affiliated	1,282,985	51,348	266,725	23,023
Interest — unaffiliated	96,027	4,278	18,017	21,312
Securities lending income — affiliated — net	650,482	42,233	290,900	6,776
Other income — unaffiliated	867,849	—	—	—
Foreign taxes withheld	(6,068,047)	(312,190)	(2,350,683)	(970,138)
Foreign withholding tax claims	5,535,246	—	—	—
IRS compliance fee for foreign withholding tax claims	1,798	—	—	—
Other foreign taxes	(37,064)	(559)	(64,573)	—

Total investment income	162,415,223	7,179,507	19,831,417	12,165,454

EXPENSES
Investment advisory	28,814,768	860,122	8,847,640	3,194,090
Professional	644,123	3,782	—	3,782
Commitment costs	19,473	1,726	19,473	—
Interest expense	—	2,477	24,448	—

Total expenses	29,478,364	868,107	8,891,561	3,197,872

Net investment income	132,936,859	6,311,400	10,939,856	8,967,582

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(61,362,852)	(11,369,361)	871,479	(11,373,852)
Investments — affiliated	9,636	(2,008)	6,649	1,338
Foreign currency transactions	(392,364)	(12,735)	(225,560)	(230,789)
Futures contracts	1,883,941	(21,209)	(137,934)	92,310
In-kind redemptions — unaffiliated(b)	216,205,821	18,072,700	(23,623,233)	31,363,831
In-kind redemptions — affiliated(b)	505,394	33,499	—	—

	156,849,576	6,700,886	(23,108,599)	19,852,838

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	410,106,671	20,964,342	(260,012,601)	(4,717,526)
Investments — affiliated	1,106,408	25,373	2,265	(313)
Foreign currency translations	(263,490)	(20,223)	(95,608)	66,748
Futures contracts	(1,860,855)	(53,731)	(738,566)	(184,124)

	409,088,734	20,915,761	(260,844,510)	(4,835,215)

Net realized and unrealized gain (loss)	565,938,310	27,616,647	(283,953,109)	15,017,623

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$698,875,169	$33,928,047	$(273,013,253)	$23,985,205

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(275,567)	$(60,309)	$(1,336,076)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(4,803,718)	$(233,336)	$(5,901,273)	$—

See notes to financial statements.

88	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2024

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,027,870	$1,631,870
Dividends — affiliated	1,660	13,165
Interest — unaffiliated	1,710	1,349
Securities lending income — affiliated — net	56,231	3,747
Other income — unaffiliated	6,487	184,447
Foreign taxes withheld	(72,157)	(35,823)
Foreign withholding tax claims	35,401	491,570

Total investment income	1,057,202	2,290,325

EXPENSES
Investment advisory	231,561	235,409
Professional	7,971	67,612

Total expenses	239,532	303,021

Net investment income	817,670	1,987,304

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,552,027)	(1,059,939)
Investments — affiliated	876	760
Foreign currency transactions	7,412	(529)
Futures contracts	16,980	5,333
In-kind redemptions — unaffiliated(a)	555,015	837,569
In-kind redemptions — affiliated(a)	—	(4,653)

	(2,971,744)	(221,459)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,729,395	7,193,054
Investments — affiliated	747	18,276
Foreign currency translations	(6,529)	(5,780)
Futures contracts	(4,318)	(13,461)

	1,719,295	7,192,089

Net realized and unrealized gain (loss)	(1,252,449)	6,970,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(434,779)	$8,957,934

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Changes in Net Assets

	iShares MSCI ACWI ETF		iShares MSCI ACWI Low Carbon Target ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$132,936,859	$339,696,186	$6,311,400	$16,979,849
Net realized gain	156,849,576	1,269,732,738	6,700,886	2,488,511
Net change in unrealized appreciation (depreciation)	409,088,734	576,844,350	20,915,761	80,842,922

Net increase in net assets resulting from operations	698,875,169	2,186,273,274	33,928,047	100,311,282

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(178,617,913)	(315,032,351)	(9,543,134)	(15,702,910)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(385,410,580)	(1,569,487,274)	(56,220,508)	(94,713,446)

NET ASSETS
Total increase (decrease) in net assets	134,846,676	301,753,649	(31,835,595)	(10,105,074)
Beginning of period	18,429,130,395	18,127,376,746	897,207,980	907,313,054

End of period	$18,563,977,071	$18,429,130,395	$865,372,385	$897,207,980

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

90	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI All Country Asia ex Japan ETF			iShares MSCI Europe Financials ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,939,856		$52,404,701	$8,967,582	$66,329,701
Net realized gain (loss)	(23,108,599)		(301,681,139)	19,852,838	(40,296,686)
Net change in unrealized appreciation (depreciation)	(260,844,510)		359,262,891	(4,835,215)	357,670,156

Net increase (decrease) in net assets resulting from operations	(273,013,253)		109,986,453	23,985,205	383,703,171

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(40,334,658	)(b)	(50,273,411)	(19,590,426)	(63,365,245)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(305,811,063)		(497,708,960)	(301,071,497)	268,062,230

NET ASSETS
Total increase (decrease) in net assets	(619,158,974)		(437,995,918)	(296,676,718)	588,400,156
Beginning of period	2,910,195,100		3,348,191,018	1,560,552,873	972,152,717

End of period	$2,291,036,126		$2,910,195,100	$1,263,876,155	$1,560,552,873

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Changes in Net Assets (continued)

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$817,670	$3,510,766	$1,987,304		$3,276,510
Net realized loss	(2,971,744)	(7,280,741)	(221,459)		(1,895,412)
Net change in unrealized appreciation (depreciation)	1,719,295	11,889,543	7,192,089		22,438,764

Net increase (decrease) in net assets resulting from operations	(434,779)	8,119,568	8,957,934		23,819,862

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,341,914)	(3,109,383)	(2,046,492	)(b)	(3,368,028)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(13,106,591)	14,444,402	(13,220,121)		12,882,742

NET ASSETS
Total increase (decrease) in net assets	(14,883,284)	19,454,587	(6,308,679)		33,334,576
Beginning of period	128,632,057	109,177,470	200,578,976		167,244,400

End of period	$113,748,773	$128,632,057	$194,270,297		$200,578,976

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

92	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$99.29		$89.65		$101.96		$77.73	$73.94	$73.31

Net investment income(a)	0.72	(b)	1.72	(b)	1.72	(b)	1.42	1.48	1.60
Net realized and unrealized gain (loss)(c)	3.06		9.55		(12.09)		24.22	3.87	0.58

Net increase (decrease) from investment operations	3.78		11.27		(10.37)		25.64	5.35	2.18

Distributions from net investment income(d)	(0.96)		(1.63)		(1.94)		(1.41)	(1.56)	(1.55)

Net asset value, end of period	$102.11		$99.29		$89.65		$101.96	$77.73	$73.94

Total Return(e)
Based on net asset value	3.83	%(b)(f)	12.75	%(b)	(10.30	)%(b)	33.14%	7.29%	3.14%

Ratios to Average Net Assets(g)

Total expenses	0.33	%(h)	0.32%		0.32%		0.32%	0.32%	0.32%

Total expenses after fees waived	0.33	%(h)	0.32%		0.32%		0.31%	0.31%	0.31%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(h)	0.32%		0.32%		0.32%	N/A	0.32%

Net investment income	1.48	%(b)(h)	1.93	%(b)	1.77	%(b)	1.55%	2.01%	2.25%

Supplemental Data

Net assets, end of period (000)	$18,563,977		$18,429,130		$18,127,377		$16,965,824	$12,033,016	$10,854,370

Portfolio turnover rate(i)	1%		5%		5%		6%	16%	11%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024, for the year ended July 31, 2023 and July 31, 2022 respectively :

• Net investment income per share by $0.03, $0.01 and $0.02.

• Total return by 0.03%, 0.01% and 0.02%.

• Ratio of net investment income to average net assets by 0.05%, 0.01% and 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$161.66		$146.34		$167.23	$127.09	$120.26	$118.67

Net investment income(a)	1.16		2.86	(b)	2.83	2.49	2.49	2.58
Net realized and unrealized gain (loss)(c)	5.44		15.18		(20.67)	39.88	6.91	1.70

Net increase (decrease) from investment operations	6.60		18.04		(17.84)	42.37	9.40	4.28

Distributions from net investment income(d)	(1.84)		(2.72)		(3.05)	(2.23)	(2.57)	(2.69)

Net asset value, end of period	$166.42		$161.66		$146.34	$167.23	$127.09	$120.26

Total Return(e)
Based on net asset value	4.11	%(f)	12.50	%(b)	(10.78)%	33.48%	7.88%	3.82%

Ratios to Average Net Assets(g)

Total expenses	0.20	%(h)	0.20%		0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	0.20	%(h)	0.20%		0.20%	N/A	N/A	N/A

Net investment income	1.47	%(h)	1.97	%(b)	1.76%	1.64%	2.07%	2.24%

Supplemental Data

Net assets, end of period (000)	$865,372		$897,208		$907,313	$861,219	$432,095	$468,999

Portfolio turnover rate(i)	13%		19%		20%	12%	15%	14%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2023:

• Net investment income per share by $0.01.

• Total return by 0.00%.

• Ratio of net investment income to average net assets by 0.00%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

94	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF

	Six Months Ended 01/31/24 (unaudited	)	Year Ended 07/31/23	Year Ended 07/31/22 (a)	Year Ended 07/31/21 (a)	Year Ended 07/31/20 (a)	Year Ended 07/31/19 (a)

Net asset value, beginning of period	$70.64		$68.05	$87.65	$75.15	$68.54	$72.59

Net investment income(b)	0.29		1.19	1.19	1.00	1.20	1.24
Net realized and unrealized gain (loss)(c)	(6.88)		2.58	(18.91)	12.46	6.61	(3.95)

Net increase (decrease) from investment operations	(6.59)		3.77	(17.72)	13.46	7.81	(2.71)

Distributions from net investment income(d)	(1.11	)(e)	(1.18)	(1.88)	(0.96)	(1.20)	(1.34)

Net asset value, end of period	$62.94		$70.64	$68.05	$87.65	$75.15	$68.54

Total Return(f)
Based on net asset value	(9.35	)%(g)	5.64%	(20.51)%	17.88%	11.52%	(3.61)%

Ratios to Average Net Assets(h)

Total expenses	0.72	%(i)	0.70%	0.69%	0.69%	0.70%	0.68%

Net investment income	0.89	%(i)	1.80%	1.49%	1.12%	1.75%	1.82%

Supplemental Data

Net assets, end of period (000)	$2,291,036		$2,910,195	$3,348,191	$5,574,503	$4,043,280	$4,030,348

Portfolio turnover rate(j)	4%		15%	20%	31%	23%	17%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$20.12		$15.91		$19.64		$14.48	$17.53	$21.18

Net investment income(a)	0.13		0.86	(b)	0.86	(b)	0.48	0.31	0.68
Net realized and unrealized gain (loss)(c)	0.69		4.15		(3.51)		5.17	(3.01)	(3.35)

Net increase (decrease) from investment operations	0.82		5.01		(2.65)		5.65	(2.70)	(2.67)

Distributions(d)
From net investment income	(0.32)		(0.80)		(1.07)		(0.49)	(0.35)	(0.98)
Return of capital	—		—		(0.01)		—	—	—

Total distributions	(0.32)		(0.80)		(1.08)		(0.49)	(0.35)	(0.98)

Net asset value, end of period	$20.62		$20.12		$15.91		$19.64	$14.48	$17.53

Total Return(e)
Based on net asset value	4.06	%(f)	31.94	%(b)	(13.92	)%(b)	38.98%	(15.62)%	(12.53)%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.51%		0.49%		0.48%	0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	0.48	%(h)	0.48%		0.48%		0.48%	N/A	0.48%

Net investment income	1.35	%(h)	4.80	%(b)	4.51	%(b)	2.68%	1.90%	3.62%

Supplemental Data
Net assets, end of period (000)	$1,263,876		$1,560,553		$972,153		$1,546,012	$718,923	$1,035,148

Portfolio turnover rate(i)	3%		12%		7%		4%	5%	5%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2023 and July 31, 2022 respectively:

• Net investment income per share by $0.05 and $0.01.

• Total return by 0.30% and 0.07%.

• Ratio of net investment income to average net assets by 0.26% and 0.05%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$54.74		$51.99		$71.59		$49.62	$49.09	$57.28

Net investment income(a)	0.37	(b)	1.59	(b)	1.15	(b)	1.25	0.81	1.51
Net realized and unrealized gain (loss)(c)	(0.33)		2.53		(18.54)		21.87	0.68	(7.50)

Net increase (decrease) from investment operations	0.04		4.12		(17.39)		23.12	1.49	(5.99)

Distributions from net investment income(d)	(0.61)		(1.37)		(2.21)		(1.15)	(0.96)	(2.20)

Net asset value, end of period	$54.17		$54.74		$51.99		$71.59	$49.62	$49.09

Total Return(e)
Based on net asset value	0.06	%(b)(f)	8.07	%(b)	(24.65	)%(b)	46.76%	2.98%	(10.32)%

Ratios to Average Net Assets(g)
Total expenses	0.41	%(h)	0.42%		0.40%		0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.40	%(h)	0.40%		0.40%		N/A	N/A	0.40%

Net investment income	1.41	%(b)(h)	3.11	%(b)	1.74	%(b)	1.98%	1.67%	2.95%

Supplemental Data
Net assets, end of period (000)	$113,749		$128,632		$109,177		$443,861	$124,046	$139,918

Portfolio turnover rate(i)	8%		13%		16%		14%	20%	17%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024, for the year ended July 31, 2023 and July 31, 2022 respectively:

• Net investment income per share by $0.01, $0.07 and $0.01.

• Total return by 0.03%, 0.13% and 0.02%.

• Ratio of net investment income to average net assets by 0.05%, 0.13% and 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$95.51		$85.77		$96.92		$72.42	$68.33	$66.90

Net investment income(a)	0.99	(b)	1.60	(b)	1.32	(b)	1.31	1.32	1.42
Net realized and unrealized gain (loss)(c)	4.18		9.80		(9.44)		24.61	4.06	1.51

Net increase (decrease) from investment operations	5.17		11.40		(8.12)		25.92	5.38	2.93

Distributions from net investment income(d)	(1.05	)(e)	(1.66)		(3.03)		(1.42)	(1.29)	(1.50)

Net asset value, end of period	$99.63		$95.51		$85.77		$96.92	$72.42	$68.33

Total Return(f)
Based on net asset value	5.43	%(b)(g)	13.50	%(b)	(8.46	)%(b)	36.01%	7.94%	4.59%

Ratios to Average Net Assets(h)
Total expenses	0.29	%(i)(j)	0.26%		0.25%		0.25%	0.25%	0.25%

Total expenses excluding professional fees for foreign withholding tax claims	0.25	%(i)	0.25%		0.25%		0.25%	N/A	N/A

Net investment income	2.11	%(b)(i)	1.87	%(b)	1.39	%(b)	1.53%	1.93%	2.17%

Supplemental Data
Net assets, end of period (000)	$194,270		$200,579		$167,244		$484,592	$152,085	$143,483

Portfolio turnover rate(k)	2%		3%		9%		3%	4%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024, for the year ended July 31, 2023 and July 31, 2022 respectively:

• Net investment income per share by $0.21, $0.07 and $0.03.

• Total return by 0.23%,0.08% and 0.08%.

• Ratio of net investment income to average net assets by 0.45%, 0.08% and 0.04%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.32%.
(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI Low Carbon Target	Diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Europe Small-Cap	Diversified
MSCI Kokusai	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

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Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The portion of distributions that exceeds each Fund’s current and accumulated earning and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

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Notes to Financial Statements (unaudited) (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI ACWI
Barclays Bank PLC	$7,635,375	$(7,635,375)	$—		$—
Barclays Capital, Inc.	1,195,105	(1,195,105)	—		—
BNP Paribas SA	2,357,930	(2,357,930)	—		—
BofA Securities, Inc.	11,191,706	(11,191,706)	—		—
Citigroup Global Markets, Inc.	3,080,225	(3,080,225)	—		—
Goldman Sachs & Co. LLC	19,860,136	(19,860,136)	—		—
HSBC Bank PLC	98,464	(98,464)	—		—
J.P. Morgan Securities LLC	196,939,633	(196,939,633)	—		—
Jefferies LLC	248,141	(248,141)	—		—
Morgan Stanley	15,668,482	(15,668,482)	—		—
RBC Capital Markets LLC	13,466,883	(13,466,883)	—		—
SG Americas Securities LLC	7,754,518	(7,754,518)	—		—
State Street Bank & Trust Co.	1,288,423	(1,288,423)	—		—
Toronto-Dominion Bank	110,609,734	(110,609,734)	—		—
UBS AG	251,585	(251,585)	—		—
Wells Fargo Bank N.A.	1,774,448	(1,774,448)	—		—

	$393,420,788	$(393,420,788)	$—		$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI ACWI Low Carbon Target
Barclays Capital, Inc.	$255,783	$(255,783)	$—		$—
BofA Securities, Inc.	425,662	(425,662)	—		—
Citigroup Global Markets Ltd.	61,924	(61,924)	—		—
Citigroup Global Markets, Inc.	63,994	(63,994)	—		—
Goldman Sachs & Co. LLC	635,822	(635,822)	—		—
HSBC Bank PLC	536,791	(536,791)	—		—
J.P. Morgan Securities LLC	35,055	(35,055)	—		—
Jefferies LLC	1,232,503	(1,232,503)	—		—
Morgan Stanley	278,420	(278,420)	—		—
Scotia Capital (USA), Inc.	220,595	(220,595)	—		—
State Street Bank & Trust Co.	14,661	(14,661)	—		—
Toronto-Dominion Bank	6,028,680	(6,028,680)	—		—
UBS AG	31,539	(31,539)	—		—
Wells Fargo Bank N.A.	149,110	(149,110)	—		—

	$9,970,539	$(9,970,539)	$—		$—

MSCI All Country Asia ex Japan
Barclays Bank PLC	$2,148	$(2,148)	$—		$—
Barclays Capital, Inc.	398,400	(398,400)	—		—
BNP Paribas SA	1,379,151	(1,379,151)	—		—
BofA Securities, Inc.	1,703,171	(1,703,171)	—		—
Citigroup Global Markets Ltd.	408,057	(408,057)	—		—
Citigroup Global Markets, Inc.	592,557	(592,557)	—		—
Goldman Sachs & Co. LLC	4,518,818	(4,518,818)	—		—
HSBC Bank PLC	28,754	(28,754)	—		—
J.P. Morgan Securities LLC	5,746,485	(5,746,485)	—		—
Jefferies LLC	324,424	(324,424)	—		—
Morgan Stanley	23,295,996	(23,295,996)	—		—
SG Americas Securities LLC	2,698,440	(2,698,440)	—		—
State Street Bank & Trust Co.	37,418	(37,418)	—		—
Toronto-Dominion Bank	25,383	(25,383)	—		—
UBS AG	701,393	(701,393)	—		—

	$41,860,595	$(41,860,595)	$—		$—

MSCI Europe Small-Cap
Barclays Capital, Inc.	$357,773	$(357,773)	$—		$—
BNP Paribas SA	59,108	(59,108)	—		—
BofA Securities, Inc.	133,246	(133,246)	—		—
Citigroup Global Markets, Inc.	103,192	(103,192)	—		—
Goldman Sachs & Co. LLC	2,067,495	(2,067,495)	—		—
HSBC Bank PLC	135,507	(135,507)	—		—
J.P. Morgan Securities LLC	841,012	(841,012)	—		—
Jefferies LLC	45,491	(45,491)	—		—
Morgan Stanley	988,187	(988,187)	—		—
Scotia Capital (USA), Inc.	36,474	(36,474)	—		—

	$4,767,485	$(4,767,485)	$—		$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Kokusai
Barclays Bank PLC	$62,450	$(62,450)	$—		$—
Barclays Capital, Inc.	21,650	(21,650)	—		—
BNP Paribas SA	98,779	(98,779)	—		—
BofA Securities, Inc.	77,022	(77,022)	—		—
Citadel Clearing LLC	24,344	(24,344)	—		—
Citigroup Global Markets, Inc.	28,665	(28,665)	—		—
Goldman Sachs & Co. LLC	98,871	(98,871)	—		—
HSBC Bank PLC	54,184	(54,184)	—		—
J.P. Morgan Securities LLC	549,788	(549,788)	—		—
Morgan Stanley	23,114	(23,114)	—		—
RBC Capital Markets LLC	1,352	(1,352)	—		—
SG Americas Securities LLC	19,356	(19,356)	—		—
Toronto-Dominion Bank	27,530	(27,530)	—		—
Virtu Americas LLC	45,768	(45,768)	—		—

	$1,132,873	$(1,132,873)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Europe Small-Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For each of the iShares MSCI ACWI and iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For six months ended January 31, 2024, there were no fees waived by BFA pursuant to these arrangements.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares MSCI Kokusai ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each of iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI ACWI	$176,172
MSCI ACWI Low Carbon Target	9,984
MSCI All Country Asia ex Japan	63,942
MSCI Europe Financials	1,307
MSCI Europe Small-Cap	11,885
MSCI Kokusai	1,212

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI ACWI	$41,559,577	$25,015,855	$(16,200,374)
MSCI ACWI Low Carbon Target	37,707,940	53,602,800	(5,817,226)
MSCI All Country Asia ex Japan	7,473,299	5,862,770	(8,582,484)
MSCI Europe Financials	7,768,732	4,635,158	(807,662)
MSCI Europe Small-Cap	1,841,467	3,705,202	817,812
MSCI Kokusai	690,506	185,319	(261,545)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI ACWI	$367,403,720	$260,682,458
MSCI ACWI Low Carbon Target	109,744,070	119,440,806
MSCI All Country Asia ex Japan	90,615,574	297,308,844
MSCI Europe Financials	41,593,321	37,044,588
MSCI Europe Small-Cap	9,356,009	9,551,819
MSCI Kokusai	3,428,050	3,828,751

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI ACWI	$—	$511,533,913
MSCI ACWI Low Carbon Target	—	49,597,542
MSCI All Country Asia ex Japan	—	128,835,155
MSCI Europe Financials	24,263,884	338,833,593
MSCI Europe Small-Cap	—	12,801,151
MSCI Kokusai	—	12,800,899

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

MSCI ACWI	$(1,089,461,508)
MSCI ACWI Low Carbon Target	(76,822,624)
MSCI All Country Asia ex Japan	(890,673,987)
MSCI Europe Financials	(195,271,680)
MSCI Europe Small-Cap	(15,892,116)
MSCI Kokusai	(27,092,169)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI ACWI	$15,496,537,012	$4,907,375,058	$(1,450,387,680)	$3,456,987,378
MSCI ACWI Low Carbon Target	775,387,386	163,241,778	(64,657,806)	98,583,972
MSCI All Country Asia ex Japan	2,365,729,540	634,137,899	(651,996,469)	(17,858,570)
MSCI Europe Financials	1,315,137,583	95,061,783	(154,426,843)	(59,365,060)
MSCI Europe Small-Cap	158,059,340	6,334,061	(46,748,971)	(40,414,910)
MSCI Kokusai	199,097,115	25,094,001	(29,018,326)	(3,924,325)

9.	LINE OF CREDIT

The iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2024, the iShares MSCI ACWI ETF did not borrow under the Syndicated Credit Agreement.

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Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI ACWI Low Carbon Target	$100,000	$2,174	6.47%
MSCI All Country Asia ex Japan	14,510,000	743,120	6.43

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The iShares MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

iShares MSCI Europe Financials ETF invest a significant portion of its assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades,

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Notes to Financial Statements (unaudited) (continued)

adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Fund.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/24		Year Ended 07/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI ACWI
Shares sold	1,600,000	$159,591,330	32,000,000	$2,753,829,363
Shares redeemed	(5,400,000)	(545,001,910)	(48,600,000)	(4,323,316,637)

	(3,800,000)	$(385,410,580)	(16,600,000)	$(1,569,487,274)

MSCI ACWI Low Carbon Target
Shares sold	—	$11,684	—	$24,806
Shares redeemed	(350,000)	(56,232,192)	(650,000)	(94,738,252)

	(350,000)	$(56,220,508)	(650,000)	$(94,713,446)

MSCI All Country Asia ex Japan
Shares sold	—	$659,630	4,000,000	$289,083,612
Shares redeemed	(4,800,000)	(306,470,693)	(12,000,000)	(786,792,572)

	(4,800,000)	$(305,811,063)	(8,000,000)	$(497,708,960)

MSCI Europe Financials
Shares sold	2,050,000	$42,440,639	32,900,000	$554,975,187
Shares redeemed	(18,300,000)	(343,512,136)	(16,450,000)	(286,912,957)

	(16,250,000)	$(301,071,497)	16,450,000	$268,062,230

MSCI Europe Small-Cap
Shares sold	—	$—	500,000	$27,238,196
Shares redeemed	(250,000)	(13,106,591)	(250,000)	(12,793,794)

	(250,000)	$(13,106,591)	250,000	$14,444,402

MSCI Kokusai
Shares sold	—	$—	250,000	$21,573,570
Shares redeemed	(150,000)	(13,220,121)	(100,000)	(8,690,828)

	(150,000)	$(13,220,121)	150,000	$12,882,742

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI ACWI ETF, iShares MSCI Europe Small-Cap ETF and iShares MSCI Kokusai ETF is able to pass

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF and iShares MSCI Kokusai ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	111

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI All Country Asia ex Japan(a)	$1.040247	$—	$0.067848	$1.108095	94%	—%	6%	100%
MSCI Kokusai(a)	1.027829	—	0.021654	1.049483	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	113

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-705-0124

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca

•	iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX

•	iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca

•	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ

•	iShares MSCI EAFE ETF | EFA | NYSE Arca

•	iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of January 31, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Fund Summary as of January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Investment Objective

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.31%	9.25%	8.38%	6.65%	9.25%	49.54%	73.97%
Fund Market	2.15	9.19	8.36	6.65	9.19	49.43	73.91
Index	3.10	10.27	8.65	6.78	10.27	51.42	75.66

The inception date of the Fund was June 29, 2015. The first day of secondary market trading was July 1, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,023.10	$ 0.15		$ 1,000.00	$ 1,025.00	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	99.5%
Short-term Investments	0.3
Forward foreign currency exchange contracts, net cumulative appreciation	2.2
Other assets less liabilities	(2.0)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	21.3%
Industrials	13.5
Information Technology	12.7
Consumer Discretionary	11.4
Health Care	9.5
Consumer Staples	8.0
Materials	7.5
Energy	5.7
Communication Services	5.2
Utilities	3.2
Real Estate	2.0

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.30%	14.16%	10.93%	8.67%	14.16%	67.97%	129.68%
Fund Market	5.32	14.21	10.94	8.67	14.21	68.01	129.65
Index	6.26	15.57	11.15	8.81	15.57	69.68	132.60

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,053.00	$ 0.15		$ 1,000.00	$ 1,025.00	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	99.4%
Short-term Investments	11.2
Forward foreign currency exchange contracts, net cumulative appreciation	2.7
Other assets less liabilities	(13.3)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	18.9%
Industrials	16.4
Health Care	13.1
Consumer Discretionary	12.0
Consumer Staples	9.2
Information Technology	9.0
Materials	7.4
Communication Services	4.2
Energy	4.2
Utilities	3.3
Real Estate	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2024	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.54%	9.66%	9.07%	8.10%	9.66%	54.39%	95.33%
Fund Market	3.42	9.57	9.04	8.09	9.57	54.16	95.12
Index	4.56	11.12	9.50	8.32	11.12	57.45	98.63

The inception date of the Fund was June 29, 2015. The first day of secondary market trading was July 1, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,035.40	$ 0.15		$ 1,000.00	$ 1,025.00	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets

Investment Companies	99.3%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative appreciation	2.9
Other assets less liabilities	(2.3)

SECTOR ALLOCATION (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Industrials	23.3%
Consumer Discretionary	12.8
Financials	12.0
Real Estate	10.3
Information Technology	10.0
Materials	9.3
Consumer Staples	6.5
Health Care	6.1
Communication Services	4.1
Energy	3.2
Utilities	2.4

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® MSCI ACWI ex U.S. ETF

Investment Objective

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.44)%	4.43%	4.99%	4.02%	4.43%	27.54%	48.36%
Fund Market	(0.52)	4.36	4.98	4.10	4.36	27.49	49.45
Index	0.48	5.88	5.32	4.21	5.88	29.60	51.03

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 995.60	$ 1.61		$ 1,000.00	$ 1,023.50	$ 1.63		0.32%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	21.3%
Industrials	13.5
Information Technology	12.7
Consumer Discretionary	11.4
Health Care	9.5
Consumer Staples	8.0
Materials	7.5
Energy	5.7
Communication Services	5.2
Utilities	3.2
Real Estate	2.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	15.1%
United Kingdom	9.3
Canada	7.7
France	7.6
China	6.8
Switzerland	6.7
Germany	5.4
India	4.9
Australia	4.8
Taiwan	4.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2024	iShares® MSCI EAFE ETF

Investment Objective

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.11%	8.25%	6.71%	4.63%	8.25%	38.39%	57.23%
Fund Market	2.01	8.13	6.74	4.69	8.13	38.53	58.10
Index	3.15	10.01	6.92	4.77	10.01	39.72	59.33

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,021.10	$ 1.63		$ 1,000.00	$ 1,023.50	$ 1.63		0.32%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	18.9%
Industrials	16.4
Health Care	13.1
Consumer Discretionary	12.0
Consumer Staples	9.2
Information Technology	9.0
Materials	7.4
Energy	4.2
Communication Services	4.2
Utilities	3.3
Real Estate	2.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	23.2%
United Kingdom	14.2
France	11.8
Switzerland	10.3
Germany	8.4
Australia	7.4
Netherlands	4.9
Denmark	3.5
Sweden	3.1
Italy	2.6

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® MSCI EAFE Small-Cap ETF

Investment Objective

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.16)%	1.80%	4.21%	4.59%	1.80%	22.89%	56.62%
Fund Market	(0.26)	1.71	4.23	4.64	1.71	22.99	57.32
Index	0.99	3.56	4.59	4.79	3.56	25.15	59.66

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 998.40	$ 2.01		$ 1,000.00	$ 1,023.10	$ 2.03		0.40%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	23.3%
Consumer Discretionary	12.8
Financials	12.0
Real Estate	10.3
Information Technology	10.0
Materials	9.3
Consumer Staples	6.5
Health Care	6.1
Communication Services	4.1
Energy	3.2
Utilities	2.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	34.2%
United Kingdom	15.0
Australia	9.4
Sweden	5.8
Germany	4.5
Switzerland	4.5
France	3.9
Italy	3.2
Israel	2.9
Norway	2.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.5%
iShares MSCI ACWI ex U.S. ETF(a)	3,844,847	$192,857,526

Total Investment Companies (Cost: $179,312,567)		192,857,526

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(b)	680,000	680,000

Total Short-Term Securities — 0.3% (Cost: $680,000)		680,000

Total Investments in Securities — 99.8% (Cost: $179,992,567)		193,537,526

Other Assets Less Liabilities — 0.2%		313,529

Net Assets — 100.0%		$193,851,055

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$12,677,885	$—		$(12,688,179	)(b)	$11,561	$(1,267)	$—	—	$35,729	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	610,000	(b)	—		—	—	680,000	680,000	8,573		—
iShares MSCI ACWI ex U.S. ETF	179,887,849	26,362,041		(10,716,926)		(596,883)	(2,078,555)	192,857,526	3,844,847	2,662,688		—

						$(585,322)	$(2,079,822)	$193,537,526		$2,706,990		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CLP	295,552,000	USD	317,307	Citibank N.A.	02/05/24	$460
MYR	3,293,000	USD	696,194	State Street Bank & Trust Company	02/05/24	—
TRY	10,143,000	USD	333,070	BNP Paribas SA	02/05/24	266
TRY	861,000	USD	28,282	JPMorgan Chase Bank N.A.	02/05/24	14
USD	8,833,650	AUD	12,936,000	Bank of America N.A.	02/05/24	346,166
USD	27,438	AUD	41,000	BNP Paribas SA	02/05/24	537
USD	447,382	AUD	655,000	Citibank N.A.	02/05/24	17,628
USD	41,178	AUD	62,000	HSBC Bank PLC	02/05/24	499
USD	56,805	AUD	86,000	JPMorgan Chase Bank N.A.	02/05/24	380

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	13,974	BRL	69,000	Citibank N.A.	02/05/24	$52
USD	23,461	BRL	115,000	JPMorgan Chase Bank N.A.	02/05/24	258
USD	28,927	BRL	143,000	Morgan Stanley & Co. International PLC	02/05/24	75
USD	3,078,112	BRL	14,988,000	State Street Bank & Trust Company	02/05/24	54,047
USD	129,723	CAD	174,000	Bank of America N.A.	02/05/24	295
USD	267,765	CAD	354,000	BNP Paribas SA	02/05/24	4,446
USD	43,311	CAD	58,000	Deutsche Bank Securities Inc.	02/05/24	168
USD	23,945	CAD	32,000	HSBC Bank PLC	02/05/24	142
USD	14,277,531	CAD	18,818,000	State Street Bank & Trust Company	02/05/24	280,015
USD	106,954	CHF	91,000	Bank of America N.A.	02/05/24	1,468
USD	36,465	CHF	31,000	Deutsche Bank Securities Inc.	02/05/24	531
USD	35,990	CHF	31,000	HSBC Bank PLC	02/05/24	55
USD	2,355	CHF	2,000	JPMorgan Chase Bank N.A.	02/05/24	37
USD	12,109,291	CHF	10,158,000	Morgan Stanley & Co. International PLC	02/05/24	334,270
USD	2,411	CLP	2,218,000	Citibank N.A.	02/05/24	26
USD	4,266	CLP	3,828,000	Morgan Stanley & Co. International PLC	02/05/24	150
USD	328,110	CLP	287,730,000	State Street Bank & Trust Company	02/05/24	18,754
USD	41,758	CNH	297,000	Barclays Bank PLC	02/05/24	438
USD	20,890	CNH	150,000	BNP Paribas SA	02/05/24	21
USD	3,494	CNH	25,000	HSBC Bank PLC	02/05/24	16
USD	2,367,006	CNH	16,819,000	Morgan Stanley & Co. International PLC	02/05/24	27,085
USD	10,488	CNY	75,000	State Street Bank & Trust Company	02/05/24	4
USD	49,626	DKK	340,000	Bank of America N.A.	02/05/24	326
USD	12,610	DKK	85,000	Citibank N.A.	02/05/24	284
USD	25,264	DKK	173,000	HSBC Bank PLC	02/05/24	179
USD	30,670	DKK	209,000	JPMorgan Chase Bank N.A.	02/05/24	365
USD	4,029,296	DKK	27,147,000	Morgan Stanley & Co. International PLC	02/05/24	92,959
USD	256,526	EUR	236,000	Bank of America N.A.	02/05/24	1,450
USD	188,638	EUR	172,000	BNP Paribas SA	02/05/24	2,735
USD	131,102	EUR	121,000	HSBC Bank PLC	02/05/24	321
USD	659,733	EUR	601,000	JPMorgan Chase Bank N.A.	02/05/24	10,152
USD	41,243,681	EUR	37,290,000	State Street Bank & Trust Company	02/05/24	939,369
USD	84,176	GBP	66,000	Bank of America N.A.	02/05/24	532
USD	3,808	GBP	3,000	Barclays Bank PLC	02/05/24	6
USD	17,768,679	GBP	13,936,000	BNP Paribas SA	02/05/24	107,177
USD	26,775	GBP	21,000	Citibank N.A.	02/05/24	162
USD	189,318	GBP	149,000	HSBC Bank PLC	02/05/24	486
USD	190,452	GBP	150,000	JPMorgan Chase Bank N.A.	02/05/24	353
USD	13,419,796	HKD	104,714,000	Citibank N.A.	02/05/24	24,365
USD	102,725	HKD	802,000	HSBC Bank PLC	02/05/24	130
USD	324,402	HKD	2,532,000	JPMorgan Chase Bank N.A.	02/05/24	498
USD	59,019	HKD	461,000	State Street Bank & Trust Company	02/05/24	46
USD	3,039	IDR	47,243,000	Bank of America N.A.	02/05/24	44
USD	4,537	IDR	70,877,000	JPMorgan Chase Bank N.A.	02/05/24	45
USD	9,772	IDR	151,165,000	Morgan Stanley & Co. International PLC	02/05/24	191
USD	997,891	IDR	15,373,866,000	State Street Bank & Trust Company	02/05/24	23,498

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	467,960	ILS	1,684,000	Citibank N.A.	02/05/24	$6,267
USD	162,351	JPY	23,332,000	Bank of America N.A.	02/05/24	3,751
USD	85,578	JPY	12,323,000	JPMorgan Chase Bank N.A.	02/05/24	1,812
USD	28,245,656	JPY	3,962,922,000	Morgan Stanley & Co. International PLC	02/05/24	1,307,502
USD	99,354	KRW	129,453,000	Morgan Stanley & Co. International PLC	02/05/24	2,272
USD	7,087,976	KRW	9,180,954,000	State Street Bank & Trust Company	02/05/24	202,863
USD	3,175	MYR	15,000	Barclays Bank PLC	02/05/24	4
USD	10,047	MYR	47,000	Morgan Stanley & Co. International PLC	02/05/24	111
USD	1,446,351	MYR	6,728,000	State Street Bank & Trust Company	02/05/24	23,941
USD	14,691	NOK	153,000	Bank of America N.A.	02/05/24	142
USD	2,590	NOK	27,000	Barclays Bank PLC	02/05/24	22
USD	846,103	NOK	8,586,000	Citibank N.A.	02/05/24	29,668
USD	613	NZD	1,000	Bank of America N.A.	02/05/24	2
USD	244,423	NZD	386,000	Citibank N.A.	02/05/24	8,480
USD	624	NZD	1,000	Deutsche Bank Securities Inc.	02/05/24	13
USD	3,139	NZD	5,000	HSBC Bank PLC	02/05/24	83
USD	1,837	NZD	3,000	JPMorgan Chase Bank N.A.	02/05/24	4
USD	29,592	SEK	305,000	Bank of America N.A.	02/05/24	281
USD	4,022,498	SEK	40,488,000	BNP Paribas SA	02/05/24	131,438
USD	4,481	SGD	6,000	Bank of America N.A.	02/05/24	8
USD	1,488,039	SGD	1,960,000	Citibank N.A.	02/05/24	26,788
USD	2,259	SGD	3,000	Deutsche Bank Securities Inc.	02/05/24	22
USD	15,775	SGD	21,000	JPMorgan Chase Bank N.A.	02/05/24	119
USD	19,659	SGD	26,000	State Street Bank & Trust Company	02/05/24	275
USD	2,708	THB	96,000	Barclays Bank PLC	02/05/24	2
USD	942,584	THB	32,308,000	Citibank N.A.	02/05/24	31,713
USD	2,742	THB	97,000	HSBC Bank PLC	02/05/24	7
USD	4,152	THB	145,000	JPMorgan Chase Bank N.A.	02/05/24	64
USD	5,182	THB	180,000	State Street Bank & Trust Company	02/05/24	108
USD	26,662	TWD	831,000	Morgan Stanley & Co. International PLC	02/05/24	100
USD	8,492,135	TWD	257,789,000	State Street Bank & Trust Company	02/05/24	252,167
USD	63,863	TWD	1,971,000	UBS AG	02/05/24	862
USD	1,657,106	ZAR	30,389,000	Bank of America N.A.	02/05/24	34,391
USD	7,297	ZAR	136,000	Deutsche Bank Securities Inc.	02/05/24	35
USD	15,839	MXN	270,000	Bank of America N.A.	02/06/24	163
USD	2,241	MXN	38,000	BNP Paribas SA	02/06/24	35
USD	4,460	MXN	76,000	Deutsche Bank Securities Inc.	02/06/24	47
USD	1,341,772	MXN	22,843,000	HSBC Bank PLC	02/06/24	15,463
USD	114,817	MXN	1,955,000	Morgan Stanley & Co. International PLC	02/06/24	1,306
CLP	6,662,000	USD	7,121	Citibank N.A.	03/06/24	25
CNY	427,000	USD	59,560	State Street Bank & Trust Company	03/06/24	541
TRY	100,000	USD	3,186	BNP Paribas SA	03/06/24	10
USD	268,670	AUD	406,000	Bank of America N.A.	03/06/24	2,025
USD	9,145,494	AUD	13,821,000	Citibank N.A.	03/06/24	68,415
USD	3,075,170	BRL	15,249,000	Citibank N.A.	03/06/24	5,702
USD	618,502	CAD	826,000	BNP Paribas SA	03/06/24	3,853
USD	14,545,558	CAD	19,426,000	State Street Bank & Trust Company	03/06/24	90,143

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	728,820	CHF	623,000	Bank of America N.A.	03/06/24	$4,308
USD	12,018,961	CHF	10,274,000	BNP Paribas SA	03/06/24	70,921
USD	2,329,438	CNH	16,675,000	HSBC Bank PLC	03/06/24	5,394
USD	293,558	DKK	2,011,000	Bank of America N.A.	03/06/24	1,503
USD	4,062,631	DKK	27,829,000	BNP Paribas SA	03/06/24	21,059
USD	41,484,208	EUR	38,137,000	BNP Paribas SA	03/06/24	212,727
USD	1,724,095	EUR	1,585,000	Citibank N.A.	03/06/24	8,824
USD	582,113	GBP	457,000	Bank of America N.A.	03/06/24	2,806
USD	18,169,355	GBP	14,264,000	BNP Paribas SA	03/06/24	87,881
USD	13,101,020	HKD	102,314,000	Citibank N.A.	03/06/24	1,350
USD	1,018,302	IDR	16,048,951,000	Citibank N.A.	03/06/24	1,303
USD	463,380	ILS	1,684,000	BNP Paribas SA	03/06/24	1,221
USD	12,933	ILS	47,000	Morgan Stanley & Co. International PLC	03/06/24	34
USD	9,506,922	INR	790,358,000	Citibank N.A.	03/06/24	4,493
USD	2,854,070	JPY	415,051,000	Citibank N.A.	03/06/24	19,437
USD	26,723,250	JPY	3,886,274,000	UBS AG	03/06/24	181,551
USD	7,079,219	KRW	9,410,902,000	Citibank N.A.	03/06/24	14,605
USD	1,463,981	MXN	25,283,000	HSBC Bank PLC	03/06/24	3,057
USD	28,663	MXN	495,000	Morgan Stanley & Co. International PLC	03/06/24	60
USD	7,752	NOK	81,000	Bank of America N.A.	03/06/24	44
USD	806,743	NOK	8,429,000	BNP Paribas SA	03/06/24	4,653
USD	8,002	NZD	13,000	Citibank N.A.	03/06/24	56
USD	245,599	NZD	399,000	UBS AG	03/06/24	1,697
USD	44,965	SEK	464,000	Bank of America N.A.	03/06/24	319
USD	3,856,846	SEK	39,797,000	BNP Paribas SA	03/06/24	27,585
USD	7,494	SGD	10,000	Bank of America N.A.	03/06/24	29
USD	1,515,878	SGD	2,023,000	Citibank N.A.	03/06/24	5,622
USD	912,538	THB	32,151,000	Citibank N.A.	03/06/24	3,993
USD	8,962,490	TWD	278,841,000	Citibank N.A.	03/06/24	15,019
USD	1,614,456	ZAR	30,110,000	BNP Paribas SA	03/06/24	10,633

						5,259,205

AUD	13,821,000	USD	9,136,372	Citibank N.A.	02/05/24	(68,228)
BRL	15,249,000	USD	3,084,825	Citibank N.A.	02/05/24	(8,099)
BRL	66,000	USD	13,574	Morgan Stanley & Co. International PLC	02/05/24	(257)
CAD	159,000	USD	120,218	Morgan Stanley & Co. International PLC	02/05/24	(1,948)
CAD	19,426,000	USD	14,539,875	State Street Bank & Trust Company	02/05/24	(90,107)
CHF	91,000	USD	108,575	Bank of America N.A.	02/05/24	(3,089)
CHF	10,274,000	USD	11,980,363	BNP Paribas SA	02/05/24	(70,876)
CHF	58,000	USD	69,143	Citibank N.A.	02/05/24	(1,910)
CNH	872,000	USD	122,730	Citibank N.A.	02/05/24	(1,414)
CNH	16,675,000	USD	2,325,148	HSBC Bank PLC	02/05/24	(5,261)
DKK	27,829,000	USD	4,056,259	BNP Paribas SA	02/05/24	(21,032)
DKK	125,000	USD	18,554	Citibank N.A.	02/05/24	(429)
EUR	38,137,000	USD	41,431,312	BNP Paribas SA	02/05/24	(211,533)
EUR	283,000	USD	312,816	HSBC Bank PLC	02/05/24	(6,940)
GBP	14,264,000	USD	18,164,862	BNP Paribas SA	02/05/24	(87,675)
GBP	61,000	USD	77,772	Citibank N.A.	02/05/24	(465)
HKD	109,584,000	USD	14,021,397	Citibank N.A.	02/05/24	(2,975)

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

IDR	15,737,671,000	USD	999,185	Citibank N.A.	02/05/24	$(1,735)
ILS	1,684,000	USD	462,956	BNP Paribas SA	02/05/24	(1,263)
ILS	26,000	USD	7,226	Citibank N.A.	02/05/24	(97)
ILS	19,000	USD	5,267	JPMorgan Chase Bank N.A.	02/05/24	(58)
INR	752,350,000	USD	9,060,092	Citibank N.A.	02/05/24	(2,805)
JPY	20,779,000	USD	148,062	Bank of America N.A.	02/05/24	(6,816)
JPY	156,466,000	USD	1,115,278	Citibank N.A.	02/05/24	(51,692)
JPY	3,886,274,000	USD	26,598,730	UBS AG	02/05/24	(181,594)
KRW	9,410,902,000	USD	7,069,116	Citibank N.A.	02/05/24	(11,557)
MYR	15,000	USD	3,172	Barclays Bank PLC	02/05/24	(1)
MYR	47,000	USD	9,939	Morgan Stanley & Co. International PLC	02/05/24	(3)
MYR	3,445,000	USD	729,290	State Street Bank & Trust Company	02/05/24	(960)
NOK	66,000	USD	6,507	Bank of America N.A.	02/05/24	(231)
NOK	8,429,000	USD	806,156	BNP Paribas SA	02/05/24	(4,650)
NOK	309,000	USD	30,451	Citibank N.A.	02/05/24	(1,069)
NZD	399,000	USD	245,612	UBS AG	02/05/24	(1,723)
SEK	39,797,000	USD	3,852,170	BNP Paribas SA	02/05/24	(27,518)
SEK	1,355,000	USD	134,629	Citibank N.A.	02/05/24	(4,408)
SEK	185,000	USD	18,367	HSBC Bank PLC	02/05/24	(588)
SGD	2,031,000	USD	1,519,898	Citibank N.A.	02/05/24	(5,715)
THB	32,151,000	USD	911,180	Citibank N.A.	02/05/24	(4,736)
THB	1,020,000	USD	29,777	JPMorgan Chase Bank N.A.	02/05/24	(1,020)
TWD	262,606,000	USD	8,411,467	Citibank N.A.	02/05/24	(17,528)
TWD	791,000	USD	26,076	Morgan Stanley & Co. International PLC	02/05/24	(793)
USD	26,871	AUD	41,000	Bank of America N.A.	02/05/24	(29)
USD	110,398	CAD	149,000	Bank of America N.A.	02/05/24	(434)
USD	71,684	CHF	62,000	Bank of America N.A.	02/05/24	(185)
USD	53,061	CHF	46,000	BNP Paribas SA	02/05/24	(262)
USD	2,304	CHF	2,000	HSBC Bank PLC	02/05/24	(15)
USD	954	CLP	888,000	Morgan Stanley & Co. International PLC	02/05/24	—
USD	953	CLP	888,000	State Street Bank & Trust Company	02/05/24	(1)
USD	7,347	CNH	53,000	BNP Paribas SA	02/05/24	(27)
USD	6,948	CNH	50,000	JPMorgan Chase Bank N.A.	02/05/24	(8)
USD	10,819	CNY	78,000	State Street Bank & Trust Company	02/05/24	(84)
USD	39,270	HKD	307,000	Barclays Bank PLC	02/05/24	(3)
USD	58,963	HKD	461,000	JPMorgan Chase Bank N.A.	02/05/24	(10)
USD	39,272	HKD	307,000	State Street Bank & Trust Company	02/05/24	—
USD	2,987	IDR	47,260,000	Morgan Stanley & Co. International PLC	02/05/24	(9)
USD	2,989	IDR	47,260,000	State Street Bank & Trust Company	02/05/24	(6)
USD	6,977	ILS	26,000	Bank of America N.A.	02/05/24	(152)
USD	1,640	ILS	6,000	Deutsche Bank Securities Inc.	02/05/24	(5)
USD	3,496	ILS	13,000	JPMorgan Chase Bank N.A.	02/05/24	(68)
USD	27,154	INR	2,259,000	Bank of America N.A.	02/05/24	(42)
USD	40,766	INR	3,388,000	JPMorgan Chase Bank N.A.	02/05/24	(21)
USD	74,175	INR	6,171,000	Morgan Stanley & Co. International PLC	02/05/24	(116)
USD	8,889,147	INR	740,532,000	State Street Bank & Trust Company	02/05/24	(25,867)
USD	237,002	JPY	35,006,000	Bank of America N.A.	02/05/24	(953)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	84,330	JPY	12,434,000	JPMorgan Chase Bank N.A.	02/05/24	$(191)
USD	118,364	JPY	17,502,000	State Street Bank & Trust Company	02/05/24	(607)
USD	31,661	KRW	42,384,000	Citibank N.A.	02/05/24	(125)
USD	22,384	KRW	29,855,000	Morgan Stanley & Co. International PLC	02/05/24	(6)
USD	21,028	KRW	28,256,000	State Street Bank & Trust Company	02/05/24	(162)
USD	2,111	MYR	10,000	State Street Bank & Trust Company	02/05/24	(3)
USD	3,607	NOK	38,000	Bank of America N.A.	02/05/24	(6)
USD	1,833	NZD	3,000	Bank of America N.A.	02/05/24	—
USD	23,526	SEK	246,000	Bank of America N.A.	02/05/24	(116)
USD	11,403	SEK	119,000	Barclays Bank PLC	02/05/24	(34)
USD	17,072	SEK	179,000	BNP Paribas SA	02/05/24	(131)
USD	11,163	SGD	15,000	State Street Bank & Trust Company	02/05/24	(20)
USD	2,899	THB	103,000	HSBC Bank PLC	02/05/24	(5)
USD	4,075	THB	145,000	JPMorgan Chase Bank N.A.	02/05/24	(13)
USD	2,722	THB	97,000	Morgan Stanley & Co. International PLC	02/05/24	(13)
USD	3,550	TRY	109,000	BNP Paribas SA	02/05/24	(32)
USD	2,819	TRY	86,000	JPMorgan Chase Bank N.A.	02/05/24	(7)
USD	1,497	TRY	46,000	Morgan Stanley & Co. International PLC	02/05/24	(15)
USD	1,501	TRY	46,000	State Street Bank & Trust Company	02/05/24	(11)
USD	351,503	TRY	10,717,000	UBS AG	02/05/24	(698)
USD	1,500	TWD	47,000	Morgan Stanley & Co. International PLC	02/05/24	(2)
USD	87,654	TWD	2,759,000	State Street Bank & Trust Company	02/05/24	(535)
USD	17,179	ZAR	325,000	Bank of America N.A.	02/05/24	(175)
USD	4,781	ZAR	90,000	Barclays Bank PLC	02/05/24	(25)
USD	11,960	ZAR	226,000	Deutsche Bank Securities Inc.	02/05/24	(108)
ZAR	307,000	USD	16,717	Bank of America N.A.	02/05/24	(324)
ZAR	30,110,000	USD	1,618,506	BNP Paribas SA	02/05/24	(10,689)
ZAR	749,000	USD	40,846	Citibank N.A.	02/05/24	(850)
MXN	25,283,000	USD	1,471,084	HSBC Bank PLC	02/06/24	(3,104)
MXN	165,000	USD	9,671	JPMorgan Chase Bank N.A.	02/06/24	(91)
USD	4,406	MXN	76,000	Bank of America N.A.	02/06/24	(7)
USD	6,619	MXN	114,000	Deutsche Bank Securities Inc.	02/06/24	—
USD	4,400	MXN	76,000	Morgan Stanley & Co. International PLC	02/06/24	(12)
AUD	62,000	USD	40,919	JPMorgan Chase Bank N.A.	03/06/24	(200)
BRL	121,000	USD	24,401	Citibank N.A.	03/06/24	(45)
BRL	218,000	USD	43,987	State Street Bank & Trust Company	03/06/24	(105)
CAD	97,000	USD	72,419	JPMorgan Chase Bank N.A.	03/06/24	(238)
CHF	59,000	USD	68,761	JPMorgan Chase Bank N.A.	03/06/24	(147)
CNH	237,000	USD	33,108	Morgan Stanley & Co. International PLC	03/06/24	(77)
DKK	162,000	USD	23,592	JPMorgan Chase Bank N.A.	03/06/24	(65)
EUR	114,000	USD	123,780	JPMorgan Chase Bank N.A.	03/06/24	(410)
GBP	26,000	USD	33,059	JPMorgan Chase Bank N.A.	03/06/24	(101)
HKD	3,495,000	USD	447,549	Bank of America N.A.	03/06/24	(70)
HKD	3,375,000	USD	432,125	HSBC Bank PLC	03/06/24	(10)
ILS	22,000	USD	6,045	Bank of America N.A.	03/06/24	(8)

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	12,017,000	USD	144,551	Morgan Stanley & Co. International PLC	03/06/24	$(72)
JPY	28,716,000	USD	196,948	JPMorgan Chase Bank N.A.	03/06/24	(829)
KRW	267,490,000	USD	201,216	Citibank N.A.	03/06/24	(415)
KRW	52,950,000	USD	39,838	Morgan Stanley & Co. International PLC	03/06/24	(89)
MXN	17,000	USD	984	State Street Bank & Trust Company	03/06/24	(2)
MYR	30,000	USD	6,386	Morgan Stanley & Co. International PLC	03/06/24	(15)
NOK	93,000	USD	8,886	Bank of America N.A.	03/06/24	(36)
NZD	2,000	USD	1,227	JPMorgan Chase Bank N.A.	03/06/24	(5)
SEK	227,000	USD	21,940	Morgan Stanley & Co. International PLC	03/06/24	(98)
SGD	10,000	USD	7,481	JPMorgan Chase Bank N.A.	03/06/24	(15)
THB	270,000	USD	7,664	Morgan Stanley & Co. International PLC	03/06/24	(35)
THB	195,000	USD	5,514	UBS AG	03/06/24	(3)
TWD	3,414,000	USD	109,722	Morgan Stanley & Co. International PLC	03/06/24	(173)
USD	317,282	CLP	296,360,000	Citibank N.A.	03/06/24	(603)
USD	5,943	IDR	93,790,000	Morgan Stanley & Co. International PLC	03/06/24	(1)
USD	738,845	MYR	3,492,000	State Street Bank & Trust Company	03/06/24	(2,833)
USD	323,276	TRY	10,143,000	BNP Paribas SA	03/06/24	(914)
USD	53,206	TRY	1,671,000	UBS AG	03/06/24	(202)
ZAR	94,000	USD	5,032	BNP Paribas SA	03/06/24	(25)
ZAR	292,000	USD	15,657	Citibank N.A.	03/06/24	(104)

						(965,157)

						$4,294,048

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$5,259,205	$—	$—	$5,259,205

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$965,157	$—	$—	$965,157

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(1,409,198)	$—	$—	$(1,409,198)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$5,954,037	$—	$—	$5,954,037

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$183,694,634
Average amounts sold — in USD	$363,398,794

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$5,259,205	$965,157

Total derivative assets and liabilities in the Statement of Assets and Liabilities	5,259,205	965,157
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$5,259,205	$965,157

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	(b)	Net Amount of Derivative Assets	(c)(d)

Bank of America N.A.	$400,053	$(12,673)	$—	$—		$ 387,380
Barclays Bank PLC	472	(63)	—	—		409
BNP Paribas SA	687,198	(436,627)	—	—		250,571
Citibank N.A.	294,737	(187,004)	—	—		107,733
Deutsche Bank Securities Inc.	816	(113)	—	—		703
HSBC Bank PLC	25,832	(15,923)	—	—		9,909
JPMorgan Chase Bank N.A.	14,101	(3,497)	—	—		10,604
Morgan Stanley & Co. International PLC	1,766,115	(3,734)	—	(570,000)		1,192,381
State Street Bank & Trust Company	1,885,771	(121,303)	—	—		1,764,468
UBS AG	184,110	(184,110)	—	—		—

	$5,259,205	$(965,047)	$—	$(570,000)		$3,724,158

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(d)(e)

Bank of America N.A.	$ 12,673	$ (12,673)	$ —	$ —	$ —
Barclays Bank PLC	63	(63)	—	—	—
BNP Paribas SA	436,627	(436,627)	—	—	—
Citibank N.A.	187,004	(187,004)	—	—	—
Deutsche Bank Securities Inc.	113	(113)	—	—	—

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(d)(e)

HSBC Bank PLC	$15,923	$(15,923)	$—	$—	$—
JPMorgan Chase Bank N.A.	3,497	(3,497)	—	—	—
Morgan Stanley & Co. International PLC	3,734	(3,734)	—	—	—
State Street Bank & Trust Company	121,303	(121,303)	—	—	—
UBS AG	184,220	(184,110)	—	—	110

	$965,157	$(965,047)	$—	$—	$110

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$192,857,526	$—	$—	$192,857,526
Short-Term Securities
Money Market Funds	680,000	—	—	680,000

	$193,537,526	$—	$—	$193,537,526

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$5,259,205	$—	$5,259,205
Liabilities
Foreign Currency Exchange Contracts	—	(965,157)	—	(965,157)

	$—	$4,294,048	$—	4,294,048

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) January 31, 2024	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.4%
iShares MSCI EAFE ETF(a)(b)	52,121,455	$3,909,630,340

Total Investment Companies (Cost: $3,530,123,146)		3,909,630,340

Short-Term Securities

Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(a)(c)(d)	438,112,547	438,375,414
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(c)	2,550,000	2,550,000

Total Short-Term Securities — 11.2% (Cost: $440,925,414)		440,925,414

Total Investments in Securities — 110.6% (Cost: $3,971,048,560)		4,350,555,754

Liabilities in Excess of Other Assets — (10.6)%		(416,029,543)

Net Assets — 100.0%		$3,934,526,211

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$813,520,005	$—		$(375,341,874	)(a)	$277,171	$(79,888)	$438,375,414	438,112,547	$608,071	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	1,420,000	(a)	—		—	—	2,550,000	2,550,000	75,703		—
iShares MSCI EAFE ETF	3,545,298,008	628,606,005		(312,085,982)		5,545,881	42,266,428	3,909,630,340	52,121,455	47,721,862		—

						$5,823,052	$42,186,540	$4,350,555,754		$48,405,636		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	27,000	USD	34,102	Toronto Dominion Bank	02/02/24	$116
ILS	3,000	USD	821	Bank of America N.A.	02/02/24	2
USD	1,277,754	AUD	1,898,000	Bank of America N.A.	02/02/24	32,571
USD	234,722	AUD	351,000	Bank of New York	02/02/24	4,448
USD	275,231,017	AUD	402,966,000	BNP Paribas SA	02/02/24	10,865,161

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	13,818,304	AUD	20,232,000	Citibank N.A.	02/02/24	$545,100
USD	231,083	AUD	351,000	HSBC Bank PLC	02/02/24	809
USD	589,986	AUD	877,000	JPMorgan Chase Bank N.A.	02/02/24	14,630
USD	1,022,198	AUD	1,499,000	State Street Bank & Trust Company	02/02/24	38,779
USD	236,292	AUD	351,000	Toronto Dominion Bank	02/02/24	6,018
USD	771,043	CHF	652,000	Bank of America N.A.	02/02/24	15,495
USD	382,179,398	CHF	320,694,000	BNP Paribas SA	02/02/24	10,554,159
USD	614,789	CHF	522,000	Toronto Dominion Bank	02/02/24	9,887
USD	937,754	DKK	6,363,000	Bank of America N.A.	02/02/24	15,253
USD	126,725,333	DKK	853,909,000	BNP Paribas SA	02/02/24	2,926,448
USD	471,072	DKK	3,177,000	Citibank N.A.	02/02/24	10,473
USD	103,766	DKK	706,000	HSBC Bank PLC	02/02/24	1,411
USD	102,686	DKK	706,000	JPMorgan Chase Bank N.A.	02/02/24	331
USD	103,553	DKK	706,000	Toronto Dominion Bank	02/02/24	1,198
USD	1,024,581	EUR	945,000	Bank of New York	02/02/24	3,319
USD	12,377,645	EUR	11,192,000	Citibank N.A.	02/02/24	282,448
USD	5,721,952	EUR	5,186,000	HSBC Bank PLC	02/02/24	117,440
USD	2,051,819	EUR	1,890,000	JPMorgan Chase Bank N.A.	02/02/24	9,295
USD	1,033,245	EUR	945,000	Natwest Markets PLC	02/02/24	11,983
USD	1,260,629,239	EUR	1,139,862,000	State Street Bank & Trust Company	02/02/24	28,780,139
USD	2,591,091	EUR	2,363,000	UBS AG	02/02/24	37,396
USD	459,964	GBP	362,000	Bank of New York	02/02/24	1,201
USD	561,005,229	GBP	440,003,000	BNP Paribas SA	02/02/24	3,389,325
USD	1,603,950	GBP	1,258,000	Citibank N.A.	02/02/24	9,686
USD	919,665	GBP	724,000	HSBC Bank PLC	02/02/24	2,140
USD	461,411	GBP	362,000	JPMorgan Chase Bank N.A.	02/02/24	2,648
USD	1,154,467	GBP	905,000	UBS AG	02/02/24	7,560
USD	291,225	HKD	2,274,000	BNP Paribas SA	02/02/24	356
USD	78,335,117	HKD	611,292,000	Citibank N.A.	02/02/24	144,287
USD	196,549	HKD	1,536,000	HSBC Bank PLC	02/02/24	79
USD	1,311,727	HKD	10,237,000	State Street Bank & Trust Company	02/02/24	2,305
USD	65,620	HKD	512,000	Toronto Dominion Bank	02/02/24	130
USD	54,257	ILS	197,000	BNP Paribas SA	02/02/24	251
USD	14,719,293	ILS	52,974,000	Citibank N.A.	02/02/24	196,916
USD	692,009	JPY	98,702,000	Bank of America N.A.	02/02/24	21,388
USD	888,219,194	JPY	124,650,550,000	Bank of New York	02/02/24	41,293,321
USD	3,985,501	JPY	562,470,000	BNP Paribas SA	02/02/24	163,854
USD	1,718,136	JPY	246,755,000	JPMorgan Chase Bank N.A.	02/02/24	41,584
USD	134,219	NOK	1,391,000	Bank of America N.A.	02/02/24	1,960
USD	98,933	NOK	1,005,000	BNP Paribas SA	02/02/24	3,376
USD	26,610,402	NOK	270,057,000	Citibank N.A.	02/02/24	932,873
USD	20,498	NOK	214,000	Natwest Markets PLC	02/02/24	151
USD	7,697,892	NZD	12,157,000	Citibank N.A.	02/02/24	266,926
USD	28,448	NZD	45,000	Commonwealth Bank of Australia	02/02/24	942
USD	58,093	NZD	92,000	HSBC Bank PLC	02/02/24	1,859
USD	15,638	NZD	25,000	State Street Bank & Trust Company	02/02/24	356
USD	6,242	NZD	10,000	Toronto Dominion Bank	02/02/24	130
USD	247,265	SEK	2,526,000	Bank of America N.A.	02/02/24	4,535
USD	126,523,779	SEK	1,273,600,000	BNP Paribas SA	02/02/24	4,140,495
USD	98,198	SEK	1,010,000	Toronto Dominion Bank	02/02/24	1,145
USD	76,804	SGD	103,000	BNP Paribas SA	02/02/24	24
USD	46,787,612	SGD	61,638,000	Citibank N.A.	02/02/24	840,538
USD	173,699	SGD	229,000	Commonwealth Bank of Australia	02/02/24	2,994

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	96,485	SGD	128,000	JPMorgan Chase Bank N.A.	02/02/24	$1,069
USD	586,409	SGD	774,000	State Street Bank & Trust Company	02/02/24	9,443
USD	38,321	SGD	51,000	Toronto Dominion Bank	02/02/24	304
USD	10,722,712	AUD	16,205,000	Bank of America N.A.	03/04/24	80,597
USD	283,539,074	AUD	428,499,000	BNP Paribas SA	03/04/24	2,136,056
USD	398,473,270	CHF	340,708,000	BNP Paribas SA	03/04/24	2,336,645
USD	136,169,729	DKK	932,908,000	BNP Paribas SA	03/04/24	699,009
USD	63,914,576	EUR	58,763,000	Citibank N.A.	03/04/24	327,356
USD	1,255,468,378	EUR	1,154,321,000	Morgan Stanley & Co. International PLC	03/04/24	6,382,001
USD	563,353,619	GBP	442,290,000	Bank of America N.A.	03/04/24	2,702,289
USD	22,746,556	GBP	17,858,000	BNP Paribas SA	03/04/24	109,573
USD	80,096,526	HKD	625,563,000	BNP Paribas SA	03/04/24	6,758
USD	14,353,435	ILS	52,167,000	BNP Paribas SA	03/04/24	37,754
USD	538,757	ILS	1,958,000	Morgan Stanley & Co. International PLC	03/04/24	1,442
USD	95,920,995	JPY	13,953,723,000	Citibank N.A.	03/04/24	652,994
USD	828,769,796	JPY	120,564,623,000	UBS AG	03/04/24	5,623,848
USD	25,459,865	NOK	266,021,000	BNP Paribas SA	03/04/24	146,891
USD	332,408	NZD	540,000	Citibank N.A.	03/04/24	2,314
USD	7,607,276	NZD	12,358,000	UBS AG	03/04/24	53,017
USD	121,950,353	SEK	1,258,487,000	BNP Paribas SA	03/04/24	868,524
USD	570,989	SGD	762,000	Bank of America N.A.	03/04/24	2,173
USD	47,047,257	SGD	62,784,000	BNP Paribas SA	03/04/24	180,340

						128,120,041

AUD	26,000	USD	17,620	Bank of New York	02/02/24	(562)
AUD	428,499,000	USD	283,259,264	BNP Paribas SA	02/02/24	(2,142,483)
CHF	318,690,000	USD	371,498,514	BNP Paribas SA	02/02/24	(2,195,541)
CHF	1,296,000	USD	1,544,525	Citibank N.A.	02/02/24	(42,700)
CHF	2,646,000	USD	3,156,106	HSBC Bank PLC	02/02/24	(89,879)
CHF	19,000	USD	22,431	Toronto Dominion Bank	02/02/24	(413)
DKK	862,868,000	USD	125,749,512	BNP Paribas SA	02/02/24	(651,760)
DKK	2,699,000	USD	400,488	Citibank N.A.	02/02/24	(9,190)
EUR	70,000	USD	76,740	JPMorgan Chase Bank N.A.	02/02/24	(1,091)
EUR	1,154,321,000	USD	1,253,881,186	Morgan Stanley & Co. International PLC	02/02/24	(6,406,242)
EUR	7,992,000	USD	8,832,386	State Street Bank & Trust Company	02/02/24	(195,430)
GBP	442,290,000	USD	563,234,201	Bank of America N.A.	02/02/24	(2,719,981)
GBP	1,659,000	USD	2,114,718	Morgan Stanley & Co. International PLC	02/02/24	(12,266)
HKD	625,563,000	USD	80,023,410	BNP Paribas SA	02/02/24	(7,165)
HKD	762,000	USD	97,654	Citibank N.A.	02/02/24	(186)
HKD	38,000	USD	4,865	State Street Bank & Trust Company	02/02/24	(5)
ILS	576,000	USD	159,668	Bank of America N.A.	02/02/24	(1,762)
ILS	52,167,000	USD	14,340,261	BNP Paribas SA	02/02/24	(39,116)
ILS	746,000	USD	207,310	Citibank N.A.	02/02/24	(2,801)
JPY	4,700,797,000	USD	33,491,727	Citibank N.A.	02/02/24	(1,552,625)
JPY	581,845,000	USD	4,143,868	HSBC Bank PLC	02/02/24	(190,579)
JPY	7,318,000	USD	51,778	JPMorgan Chase Bank N.A.	02/02/24	(2,056)
JPY	120,564,623,000	USD	824,787,999	UBS AG	02/02/24	(5,623,555)
NOK	16,000	USD	1,550	Bank of America N.A.	02/02/24	(29)
NOK	261,382,000	USD	24,996,844	BNP Paribas SA	02/02/24	(144,150)

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	9,325,000	USD	918,899	Citibank N.A.	02/02/24	$(32,260)
NOK	1,944,000	USD	191,595	Toronto Dominion Bank	02/02/24	(6,756)
NZD	1,000	USD	626	HSBC Bank PLC	02/02/24	(15)
NZD	12,358,000	USD	7,606,967	UBS AG	02/02/24	(53,140)
SEK	1,234,229,000	USD	119,452,883	BNP Paribas SA	02/02/24	(852,854)
SEK	40,770,000	USD	4,050,361	Citibank N.A.	02/02/24	(132,674)
SEK	5,168,000	USD	512,880	Toronto Dominion Bank	02/02/24	(16,274)
SGD	62,784,000	USD	46,981,704	BNP Paribas SA	02/02/24	(180,362)
SGD	135,000	USD	102,486	Citibank N.A.	02/02/24	(1,852)
SGD	4,000	USD	3,020	Morgan Stanley & Co. International PLC	02/02/24	(38)
USD	301,036	CHF	261,000	Bank of America N.A.	02/02/24	(1,415)
USD	604,244	CHF	522,000	Toronto Dominion Bank	02/02/24	(658)
USD	458,565	GBP	362,000	Toronto Dominion Bank	02/02/24	(198)
USD	65,483	HKD	512,000	HSBC Bank PLC	02/02/24	(7)
USD	40,677	ILS	150,000	Bank of America N.A.	02/02/24	(444)
USD	11,612	ILS	43,000	Bank of New York	02/02/24	(176)
USD	22,986	ILS	85,000	Commonwealth Bank of Australia	02/02/24	(316)
USD	11,505	ILS	43,000	HSBC Bank PLC	02/02/24	(284)
USD	2,002,448	JPY	296,106,000	HSBC Bank PLC	02/02/24	(9,415)
USD	18,296	NZD	30,000	Toronto Dominion Bank	02/02/24	(41)
USD	193,332	SEK	2,021,000	Bank of America N.A.	02/02/24	(871)
USD	96,702	SEK	1,010,000	Bank of New York	02/02/24	(351)
AUD	3,289,000	USD	2,170,567	JPMorgan Chase Bank N.A.	03/04/24	(10,621)
CHF	2,915,000	USD	3,396,513	JPMorgan Chase Bank N.A.	03/04/24	(7,282)
DKK	8,033,000	USD	1,169,707	JPMorgan Chase Bank N.A.	03/04/24	(3,208)
EUR	7,441,000	USD	8,078,604	JPMorgan Chase Bank N.A.	03/04/24	(26,727)
GBP	2,227,000	USD	2,831,636	JPMorgan Chase Bank N.A.	03/04/24	(8,668)
HKD	15,264,000	USD	1,954,491	Bank of America N.A.	03/04/24	(267)
HKD	22,625,000	USD	2,896,689	HSBC Bank PLC	03/04/24	(49)
ILS	877,000	USD	240,967	Bank of America N.A.	03/04/24	(301)
JPY	1,339,044,000	USD	9,180,666	State Street Bank & Trust Company	03/04/24	(38,443)
NOK	3,723,000	USD	355,674	Bank of America N.A.	03/04/24	(1,415)
NZD	125,000	USD	76,709	Toronto Dominion Bank	03/04/24	(299)
SEK	10,893,000	USD	1,052,480	Bank of New York	03/04/24	(4,440)
SGD	488,000	USD	365,029	JPMorgan Chase Bank N.A.	03/04/24	(747)

						(23,424,435)

						$104,695,606

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$128,120,041	$—	$—	$128,120,041

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$23,424,435	$—	$—	$23,424,435

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(35,087,324)	$—	$—	$(35,087,324)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$140,481,292	$—	$—	$140,481,292

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,773,197,893
Average amounts sold — in USD	$7,508,681,865

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$128,120,041	$23,424,435

Total derivative assets and liabilities in the Statement of Assets and Liabilities	128,120,041	23,424,435
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$128,120,041	$23,424,435

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A.	$2,876,263	$(2,726,485)	$—	$—	$149,778
Bank of New York	41,302,289	(5,529)	—	—	41,296,760
BNP Paribas SA	38,564,999	(6,213,431)	—	—	32,351,568
Citibank N.A.	4,211,911	(1,774,288)	—	—	2,437,623
Commonwealth Bank of Australia	3,936	(316)	—	—	3,620
HSBC Bank PLC	123,738	(123,738)	—	—	—
JPMorgan Chase Bank N.A.	69,557	(60,400)	—	—	9,157
Morgan Stanley & Co. International PLC	6,383,443	(6,383,443)	—	—	—
Natwest Markets PLC	12,134	—	—	—	12,134
State Street Bank & Trust Company	28,831,022	(233,878)	—	—	28,597,144
Toronto Dominion Bank	18,928	(18,928)	—	—	—
UBS AG	5,721,821	(5,676,695)	—	—	45,126

	$128,120,041	$(23,217,131)	$—	$—	$104,902,910

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(c)(d)

Bank of America N.A.	$2,726,485	$(2,726,485)	$—	$—	$—
Bank of New York	5,529	(5,529)	—	—	—
BNP Paribas SA	6,213,431	(6,213,431)	—	—	—
Citibank N.A.	1,774,288	(1,774,288)	—	—	—
Commonwealth Bank of Australia	316	(316)	—	—	—
HSBC Bank PLC	290,228	(123,738)	—	—	166,490
JPMorgan Chase Bank N.A.	60,400	(60,400)	—	—	—
Morgan Stanley & Co. International PLC	6,418,546	(6,383,443)	—	—	35,103
State Street Bank & Trust Company	233,878	(233,878)	—	—	—
Toronto Dominion Bank	24,639	(18,928)	—	—	5,711
UBS AG	5,676,695	(5,676,695)	—	—	—

	$23,424,435	$(23,217,131)	$—	$—	$207,304

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$3,909,630,340	$—	$—	$3,909,630,340
Short-Term Securities
Money Market Funds	440,925,414	—	—	440,925,414

	$4,350,555,754	$—	$—	$4,350,555,754

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$128,120,041	$—	$128,120,041
Liabilities
Foreign Currency Exchange Contracts	—	(23,424,435)	—	(23,424,435)

	$—	$104,695,606	$—	104,695,606

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) January 31, 2024	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.3%
iShares MSCI EAFE Small-Cap ETF(a)	1,816,076	$109,527,544

Total Investment Companies (Cost: $108,561,642)		109,527,544

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(b)	70,000	70,000

Total Short-Term Securities — 0.1% (Cost: $70,000)		70,000

Total Investments in Securities — 99.4% (Cost: $108,631,642)		109,597,544

Other Assets Less Liabilities — 0.6%		647,091

Net Assets — 100.0%		$110,244,635

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$30,000	(a)	$—	$—	$—	$70,000	70,000	$2,122	$—
iShares MSCI EAFE Small-Cap ETF	97,000,997	23,031,286		(9,713,428)	(897,130)	105,819	109,527,544	1,816,076	1,460,938	—

					$(897,130)	$105,819	$109,597,544		$1,463,060	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	10,381,234	AUD	15,206,000	Bank of America N.A.	02/02/24	$405,337
USD	53,985	AUD	82,000	Bank of New York	02/02/24	189
USD	3,297	AUD	5,000	Barclays Bank PLC	02/02/24	16
USD	40,929	AUD	60,000	Citibank N.A.	02/02/24	1,566
USD	55,142	AUD	82,000	Deutsche Bank Securities Inc.	02/02/24	1,346
USD	27,582	AUD	41,000	JPMorgan Chase Bank N.A.	02/02/24	684
USD	40,209	CHF	34,000	Bank of America N.A.	02/02/24	810
USD	4,969,231	CHF	4,170,000	Morgan Stanley & Co. International PLC	02/02/24	136,970
USD	12,161	DKK	83,000	Bank of America N.A.	02/02/24	128
USD	46,154	DKK	316,000	JPMorgan Chase Bank N.A.	02/02/24	340
USD	2,122,308	DKK	14,301,000	Morgan Stanley & Co. International PLC	02/02/24	48,963
USD	64,243	EUR	59,000	Bank of America N.A.	02/02/24	482
USD	112,758	EUR	104,000	Bank of New York	02/02/24	365
USD	230,522	EUR	212,000	BNP Paribas SA	02/02/24	1,413

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	114,048	EUR	104,000	JPMorgan Chase Bank N.A.	02/02/24	$1,655
USD	21,608,032	EUR	19,538,000	State Street Bank & Trust Company	02/02/24	493,311
USD	57,019	EUR	52,000	UBS AG	02/02/24	823
USD	185,418	GBP	146,000	Bank of America N.A.	02/02/24	392
USD	178,224	GBP	140,000	Bank of New York	02/02/24	802
USD	15,746,324	GBP	12,350,000	BNP Paribas SA	02/02/24	95,166
USD	606,900	GBP	476,000	Citibank N.A.	02/02/24	3,665
USD	44,396	GBP	35,000	JPMorgan Chase Bank N.A.	02/02/24	40
USD	44,648	GBP	35,000	UBS AG	02/02/24	292
USD	25,628	HKD	200,000	Bank of New York	02/02/24	46
USD	1,647,840	HKD	12,859,000	Citibank N.A.	02/02/24	3,035
USD	8,187	HKD	64,000	JPMorgan Chase Bank N.A.	02/02/24	1
USD	4,612	HKD	36,000	State Street Bank & Trust Company	02/02/24	7
USD	2,739,966	ILS	9,861,000	Citibank N.A.	02/02/24	36,656
USD	286,272	JPY	41,114,000	JPMorgan Chase Bank N.A.	02/02/24	6,927
USD	35,783,371	JPY	5,022,833,000	Morgan Stanley & Co. International PLC	02/02/24	1,656,227
USD	43,021	NOK	448,000	Bank of America N.A.	02/02/24	424
USD	2,545,684	NOK	25,835,000	Citibank N.A.	02/02/24	89,243
USD	97,061	NOK	985,000	Morgan Stanley & Co. International PLC	02/02/24	3,405
USD	849,080	NZD	1,341,000	Citibank N.A.	02/02/24	29,394
USD	1,876	NZD	3,000	State Street Bank & Trust Company	02/02/24	43
USD	51,684	SEK	528,000	Bank of America N.A.	02/02/24	947
USD	6,116,116	SEK	61,565,000	BNP Paribas SA	02/02/24	200,188
USD	262,266	SEK	2,640,000	Morgan Stanley & Co. International PLC	02/02/24	8,582
USD	1,971,294	SGD	2,597,000	Citibank N.A.	02/02/24	35,402
USD	15,829	SGD	21,000	JPMorgan Chase Bank N.A.	02/02/24	175
USD	20,313	SGD	27,000	State Street Bank & Trust Company	02/02/24	186
USD	254,090	AUD	384,000	Bank of America N.A.	03/04/24	1,910
USD	10,203,460	AUD	15,420,000	BNP Paribas SA	03/04/24	76,868
USD	5,133,276	CHF	4,389,000	Bank of America N.A.	03/04/24	30,244
USD	201,865	DKK	1,383,000	Bank of America N.A.	03/04/24	1,035
USD	2,143,746	DKK	14,687,000	BNP Paribas SA	03/04/24	10,998
USD	700,458	EUR	644,000	Citibank N.A.	03/04/24	3,588
USD	21,257,631	EUR	19,545,000	Morgan Stanley & Co. International PLC	03/04/24	108,060
USD	16,735,408	GBP	13,139,000	Bank of America N.A.	03/04/24	80,277
USD	1,541,298	HKD	12,038,000	Bank of America N.A.	03/04/24	93
USD	2,655,965	ILS	9,653,000	BNP Paribas SA	03/04/24	6,986
USD	148,860	ILS	541,000	Morgan Stanley & Co. International PLC	03/04/24	398
USD	3,014,587	JPY	438,535,000	Citibank N.A.	03/04/24	20,522
USD	35,347,443	JPY	5,142,141,000	UBS AG	03/04/24	239,860
USD	2,774,472	NOK	28,992,000	Bank of America N.A.	03/04/24	15,766
USD	52,939	NZD	86,000	Citibank N.A.	03/04/24	369
USD	707,911	NZD	1,150,000	UBS AG	03/04/24	4,934
USD	70,059	SEK	723,000	Bank of America N.A.	03/04/24	497
USD	6,393,906	SEK	65,983,000	BNP Paribas SA	03/04/24	45,535
USD	2,020,959	SGD	2,697,000	Bank of America N.A.	03/04/24	7,706

						3,921,289

AUD	15,420,000	USD	10,193,391	BNP Paribas SA	02/02/24	(77,100)
AUD	100,000	USD	68,302	Morgan Stanley & Co. International PLC	02/02/24	(2,696)
CHF	4,272,000	USD	4,980,649	Bank of America N.A.	02/02/24	(30,189)
CHF	13,000	USD	15,493	Citibank N.A.	02/02/24	(428)
DKK	13,000	USD	1,928	Bank of America N.A.	02/02/24	(44)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

DKK	14,687,000	USD	2,140,400	BNP Paribas SA	02/02/24	$(11,094)
EUR	126,000	USD	139,260	Bank of America N.A.	02/02/24	(3,092)
EUR	19,943,000	USD	21,670,928	Morgan Stanley & Co. International PLC	02/02/24	(118,523)
GBP	13,102,000	USD	16,684,742	Bank of America N.A.	02/02/24	(80,574)
GBP	80,000	USD	101,999	Deutsche Bank Securities Inc.	02/02/24	(615)
HKD	12,038,000	USD	1,539,928	Bank of America N.A.	02/02/24	(138)
HKD	1,283,000	USD	164,422	Citibank N.A.	02/02/24	(313)
ILS	9,653,000	USD	2,653,527	BNP Paribas SA	02/02/24	(7,238)
ILS	407,000	USD	113,104	Citibank N.A.	02/02/24	(1,528)
ILS	63,000	USD	17,463	JPMorgan Chase Bank N.A.	02/02/24	(192)
JPY	7,783,000	USD	55,433	Bank of America N.A.	02/02/24	(2,552)
JPY	12,867,000	USD	91,673	Citibank N.A.	02/02/24	(4,250)
JPY	5,142,141,000	USD	35,177,617	UBS AG	02/02/24	(239,847)
NOK	27,565,000	USD	2,636,601	Bank of America N.A.	02/02/24	(15,669)
NZD	215,000	USD	136,144	Morgan Stanley & Co. International PLC	02/02/24	(4,725)
NZD	1,150,000	USD	707,883	UBS AG	02/02/24	(4,945)
SEK	15,000	USD	1,489	Bank of America N.A.	02/02/24	(48)
SEK	65,983,000	USD	6,386,059	BNP Paribas SA	02/02/24	(45,594)
SGD	2,655,000	USD	1,986,755	Bank of America N.A.	02/02/24	(7,627)
SGD	26,000	USD	19,738	Citibank N.A.	02/02/24	(357)
USD	26,869	AUD	41,000	Bank of America N.A.	02/02/24	(29)
USD	1,967	AUD	3,000	BNP Paribas SA	02/02/24	(1)
USD	40,424	CHF	35,000	Bank of America N.A.	02/02/24	(135)
USD	51,881	CHF	45,000	JPMorgan Chase Bank N.A.	02/02/24	(266)
USD	1,152	CHF	1,000	UBS AG	02/02/24	(7)
USD	4,093	HKD	32,000	Barclays Bank PLC	02/02/24	—
USD	16,626	HKD	130,000	State Street Bank & Trust Company	02/02/24	(3)
USD	56,443	ILS	211,000	Bank of America N.A.	02/02/24	(1,401)
USD	13,769	ILS	51,000	BNP Paribas SA	02/02/24	(212)
USD	563,448	JPY	83,300,000	Bank of America N.A.	02/02/24	(2,525)
USD	105,120	JPY	15,544,000	JPMorgan Chase Bank N.A.	02/02/24	(492)
USD	28,184	NOK	297,000	Bank of America N.A.	02/02/24	(55)
USD	9,166	NZD	15,000	Bank of America N.A.	02/02/24	(2)
USD	3,666	NZD	6,000	Deutsche Bank Securities Inc.	02/02/24	(1)
USD	2,101	SEK	22,000	Bank of America N.A.	02/02/24	(12)
USD	34,845	SEK	364,000	Bank of New York	02/02/24	(133)
USD	16,862	SEK	176,000	Barclays Bank PLC	02/02/24	(50)
USD	67,024	SEK	703,000	BNP Paribas SA	02/02/24	(529)
USD	744	SGD	1,000	Morgan Stanley & Co. International PLC	02/02/24	(2)
USD	26,046	SGD	35,000	State Street Bank & Trust Company	02/02/24	(44)
AUD	91,000	USD	60,055	Bank of America N.A.	03/04/24	(293)
CHF	35,000	USD	40,780	Bank of America N.A.	03/04/24	(86)
DKK	32,000	USD	4,660	JPMorgan Chase Bank N.A.	03/04/24	(13)
EUR	179,000	USD	194,340	JPMorgan Chase Bank N.A.	03/04/24	(645)
GBP	101,000	USD	128,421	JPMorgan Chase Bank N.A.	03/04/24	(392)
HKD	351,000	USD	44,944	Bank of America N.A.	03/04/24	(6)
HKD	380,000	USD	48,652	Bank of New York	03/04/24	(1)
ILS	200,000	USD	54,953	Bank of America N.A.	03/04/24	(69)
JPY	70,892,000	USD	486,059	JPMorgan Chase Bank N.A.	03/04/24	(2,049)
NOK	530,000	USD	50,633	Bank of America N.A.	03/04/24	(201)
NZD	23,000	USD	14,115	Bank of America N.A.	03/04/24	(55)
SEK	694,000	USD	67,052	Bank of New York	03/04/24	(281)

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SGD	21,000	USD	15,708	JPMorgan Chase Bank N.A.	03/04/24	$(32)

						(669,400)

						$3,251,889

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$3,921,289	$—	$—	$3,921,289

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$669,400	$—	$—	$669,400

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(969,511)	$—	$—	$(969,511)

Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$4,335,593	$—	$—	$4,335,593

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$107,417,421
Average amounts sold — in USD	$211,931,196

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$3,921,289	$669,400

Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,921,289	669,400
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$3,921,289	$669,400

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Received	Assets	(b)(c)

Bank of America N.A.	$546,048	$(144,802)	$—	$—	$401,246
Bank of New York	1,402	(415)	—	—	987
Barclays Bank PLC	16	(16)	—	—	—
BNP Paribas SA	437,154	(141,768)	—	—	295,386
Citibank N.A.	223,440	(6,876)	—	—	216,564
Deutsche Bank Securities Inc.	1,346	(616)	—	—	730
JPMorgan Chase Bank N.A.	9,822	(4,081)	—	—	5,741
Morgan Stanley & Co. International PLC	1,962,605	(125,946)	—	—	1,836,659
State Street Bank & Trust Company	493,547	(47)	—	—	493,500
UBS AG	245,909	(244,799)	—	—	1,110

	$3,921,289	$(669,366)	$—	$—	$3,251,923

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(c)(d)

Bank of America N.A.	$144,802	$(144,802)	$—	$—	$—
Bank of New York	415	(415)	—	—	—
Barclays Bank PLC	50	(16)	—	—	34
BNP Paribas SA	141,768	(141,768)	—	—	—
Citibank N.A.	6,876	(6,876)	—	—	—
Deutsche Bank Securities Inc.	616	(616)	—	—	—
JPMorgan Chase Bank N.A.	4,081	(4,081)	—	—	—
Morgan Stanley & Co. International PLC	125,946	(125,946)	—	—	—
State Street Bank & Trust Company	47	(47)	—	—	—
UBS AG	244,799	(244,799)	—	—	—

	$669,400	$(669,366)	$—	$—	$34

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$109,527,544	$—	$—	$109,527,544
Short-Term Securities
Money Market Funds	70,000	—	—	70,000

	$109,597,544	$—	$—	$109,597,544

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$3,921,289	$—	$3,921,289
Liabilities
Foreign Currency Exchange Contracts	—	(669,400)	—	(669,400)

	$—	$3,251,889	$—	3,251,889

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.8%
Ampol Ltd.	44,772	$1,058,969
ANZ Group Holdings Ltd.	537,685	9,487,119
APA Group	219,557	1,214,390
Aristocrat Leisure Ltd.	108,243	3,120,712
ASX Ltd.	35,975	1,538,016
Aurizon Holdings Ltd.	311,969	769,013
BHP Group Ltd.	915,450	28,007,285
BlueScope Steel Ltd.	85,908	1,311,670
Brambles Ltd.	251,413	2,397,164
CAR Group Ltd.	63,173	1,356,407
Cochlear Ltd.	12,230	2,427,030
Coles Group Ltd.	240,297	2,493,652
Commonwealth Bank of Australia	302,706	23,082,662
Computershare Ltd.	104,380	1,728,872
CSL Ltd.	86,908	17,066,778
Dexus	193,782	980,666
Endeavour Group Ltd./Australia	262,161	959,440
Fortescue Ltd.	306,691	5,927,339
Goodman Group	313,105	5,197,283
GPT Group (The)	339,015	1,024,630
IDP Education Ltd.	52,045	666,475
IGO Ltd.	130,957	636,610
Insurance Australia Group Ltd.	443,669	1,741,589
James Hardie Industries PLC(a)	83,143	3,123,719
Lottery Corp. Ltd. (The)	379,913	1,247,020
Macquarie Group Ltd.	66,191	8,167,269
Medibank Pvt Ltd.	511,735	1,281,200
Mineral Resources Ltd.	31,323	1,208,091
Mirvac Group	738,388	1,037,731
National Australia Bank Ltd.	561,762	11,847,784
Northern Star Resources Ltd.	206,717	1,773,178
Orica Ltd.	83,360	879,189
Origin Energy Ltd.	311,878	1,740,654
Pilbara Minerals Ltd.(b)	520,745	1,186,083
Qantas Airways Ltd.(a)	172,213	620,890
QBE Insurance Group Ltd.	262,089	2,698,621
Ramsay Health Care Ltd.	32,980	1,099,505
REA Group Ltd.	9,471	1,129,575
Reece Ltd.	47,170	694,830
Rio Tinto Ltd.	68,046	5,855,178
Santos Ltd.	600,495	3,034,866
Scentre Group	949,093	1,886,842
SEEK Ltd.	66,818	1,101,513
Sonic Healthcare Ltd.	82,196	1,713,803
South32 Ltd.	848,674	1,837,563
Stockland	435,435	1,285,887
Suncorp Group Ltd.	226,387	2,083,787
Telstra Corp. Ltd.	718,264	1,894,301
Transurban Group	580,225	5,097,410
Treasury Wine Estates Ltd.	149,434	1,047,849
Vicinity Ltd.	658,911	874,643
Washington H Soul Pattinson & Co. Ltd.	44,721	999,655
Wesfarmers Ltd.	204,942	7,758,477
Westpac Banking Corp.	628,044	9,852,515
WiseTech Global Ltd.	31,161	1,467,094
Woodside Energy Group Ltd.	338,259	7,075,098
Woolworths Group Ltd.	217,139	5,099,499
Xero Ltd.(a)	26,835	1,920,812

		215,815,902

Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	60,149	$2,591,123
OMV AG	26,616	1,184,715
Verbund AG	13,368	1,087,063
voestalpine AG	20,538	611,041

		5,473,942

Belgium — 0.6%
Ageas SA/NV	29,683	1,275,538
Anheuser-Busch InBev SA/NV	157,660	9,752,468
Argenx SE(a)	10,601	4,003,277
D’ieteren Group	3,647	736,740
Elia Group SA/NV	5,856	705,093
Groupe Bruxelles Lambert NV	15,706	1,190,667
KBC Group NV	44,350	2,893,021
Lotus Bakeries NV	81	690,665
Sofina SA	3,053	730,165
Syensqo SA(a)	13,439	1,198,046
UCB SA	22,492	2,115,725
Umicore SA	36,714	835,113
Warehouses De Pauw CVA	31,003	907,059

		27,033,577

Brazil — 1.1%
Ambev SA	825,851	2,180,311
Atacadao SA	95,727	201,138
B3 SA - Brasil, Bolsa, Balcao	1,063,298	2,809,335
Banco Bradesco SA	259,819	717,408
Banco BTG Pactual SA	213,083	1,549,178
Banco do Brasil SA	148,484	1,691,814
Banco Santander Brasil SA	74,539	431,040
BB Seguridade Participacoes SA	125,370	866,689
CCR SA	179,616	475,650
Centrais Eletricas Brasileiras SA	200,810	1,654,097
Cia. de Saneamento Basico do Estado de Sao Paulo	65,539	1,043,195
Cia. Siderurgica Nacional SA	120,712	431,984
Cosan SA	235,209	867,364
CPFL Energia SA	37,324	273,165
Energisa SA	38,929	397,666
Eneva SA(a)	170,913	440,184
Engie Brasil Energia SA	42,277	346,278
Equatorial Energia SA	174,030	1,244,527
Hapvida Participacoes e Investimentos SA(a)(c)	902,827	707,042
Hypera SA	86,165	551,836
JBS SA	145,920	690,075
Klabin SA	134,884	579,622
Localiza Rent a Car SA	161,761	1,767,016
Lojas Renner SA	177,361	574,569
Magazine Luiza SA(a)	554,601	235,076
Natura & Co. Holding SA(a)	169,678	547,967
Petroleo Brasileiro SA	674,539	5,740,062
PRIO SA	148,152	1,313,644
Raia Drogasil SA	226,336	1,155,801
Rede D’Or Sao Luiz SA(c)	108,200	592,934
Rumo SA	234,686	1,092,334
Sendas Distribuidora SA	231,546	638,406
Suzano SA	135,268	1,409,360
Telefonica Brasil SA	75,738	785,141
Tim SA	181,264	634,409
TOTVS SA	95,144	605,308
Ultrapar Participacoes SA	135,243	768,972
Vale SA	618,556	8,459,824
Vibra Energia SA	209,100	1,002,367

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
WEG SA	309,386	$2,019,527

		49,492,315

Canada — 7.6%
Agnico Eagle Mines Ltd.	88,647	4,357,019
Air Canada(a)	29,398	398,402
Algonquin Power & Utilities Corp.	120,297	713,130
Alimentation Couche-Tard Inc.	139,156	8,154,048
AltaGas Ltd.	51,370	1,067,940
ARC Resources Ltd.	108,544	1,685,744
Bank of Montreal	129,184	12,168,442
Bank of Nova Scotia (The)	216,693	10,133,132
Barrick Gold Corp.	317,597	4,960,792
BCE Inc.	13,052	526,662
Brookfield Asset Management Ltd.	60,621	2,437,555
Brookfield Corp., Class A	248,960	9,880,996
Brookfield Renewable Corp., Class A	24,453	683,145
BRP Inc.	6,623	417,937
CAE Inc.(a)	55,809	1,117,467
Cameco Corp.	79,251	3,783,794
Canadian Apartment Properties REIT	14,231	494,002
Canadian Imperial Bank of Commerce	167,429	7,566,653
Canadian National Railway Co.	101,274	12,563,113
Canadian Natural Resources Ltd.	196,051	12,546,564
Canadian Pacific Kansas City Ltd.	168,673	13,573,381
Canadian Tire Corp. Ltd., Class A, NVS	9,955	1,058,105
Canadian Utilities Ltd., Class A, NVS	27,450	625,585
CCL Industries Inc., Class B, NVS	28,531	1,221,075
Cenovus Energy Inc.	257,707	4,174,836
CGI Inc.(a)	38,887	4,354,812
Constellation Software Inc./Canada	3,638	10,054,891
Descartes Systems Group Inc. (The)(a)	14,457	1,265,854
Dollarama Inc.	50,595	3,713,198
Element Fleet Management Corp.	69,509	1,172,572
Emera Inc.	50,858	1,797,213
Empire Co. Ltd., Class A, NVS	29,641	768,115
Enbridge Inc.	382,373	13,577,661
Fairfax Financial Holdings Ltd.	3,880	4,044,556
First Quantum Minerals Ltd.	104,960	952,443
FirstService Corp.	6,881	1,151,670
Fortis Inc./Canada	87,086	3,493,933
Franco-Nevada Corp.	33,728	3,649,131
George Weston Ltd.	11,695	1,490,091
GFL Environmental Inc.	41,841	1,421,620
Gildan Activewear Inc.	34,155	1,127,957
Great-West Lifeco Inc.	48,045	1,603,823
Hydro One Ltd.(c)	65,040	1,930,229
iA Financial Corp. Inc.	18,216	1,238,382
IGM Financial Inc.	12,608	341,071
Imperial Oil Ltd.	36,092	2,081,844
Intact Financial Corp.	32,776	5,125,631
Ivanhoe Mines Ltd., Class A(a)(b)	107,209	1,125,158
Keyera Corp.	37,400	904,644
Kinross Gold Corp.	230,616	1,271,051
Loblaw Companies Ltd.	28,849	2,882,861
Lundin Mining Corp.	124,605	1,017,638
Magna International Inc.	47,694	2,710,624
Manulife Financial Corp.	330,450	7,304,826
MEG Energy Corp.(a)	50,596	956,637
Metro Inc./CN	42,477	2,230,244
National Bank of Canada	61,168	4,678,423
Northland Power Inc.	47,279	870,008
Nutrien Ltd.	88,718	4,423,857

Security	Shares	Value

Canada (continued)
Onex Corp.	13,555	$1,000,859
Open Text Corp.	49,033	2,138,276
Pan American Silver Corp.	65,194	882,540
Parkland Corp.	28,018	956,128
Pembina Pipeline Corp.	99,351	3,422,176
Power Corp. of Canada	99,170	2,890,753
Quebecor Inc., Class B	25,387	617,279
RB Global Inc.	32,988	2,111,605
Restaurant Brands International Inc.	52,781	4,120,172
RioCan REIT	31,231	424,869
Rogers Communications Inc., Class B, NVS	63,823	2,981,207
Royal Bank of Canada	250,610	24,457,985
Saputo Inc.	45,564	939,443
Shopify Inc., Class A(a)	216,926	17,366,020
Stantec Inc.	19,414	1,559,965
Sun Life Financial Inc.	107,026	5,547,727
Suncor Energy Inc.	234,457	7,763,789
TC Energy Corp.	185,086	7,301,842
Teck Resources Ltd., Class B	81,874	3,276,909
TELUS Corp.	84,103	1,506,341
TFI International Inc.	14,435	1,897,073
Thomson Reuters Corp.	29,268	4,345,409
TMX Group Ltd.	50,732	1,254,668
Toromont Industries Ltd.	14,062	1,231,687
Toronto-Dominion Bank (The)	327,544	19,896,998
Tourmaline Oil Corp.	59,730	2,582,547
West Fraser Timber Co. Ltd.	9,813	780,325
Wheaton Precious Metals Corp.	81,089	3,800,378
WSP Global Inc.	23,731	3,486,266

		343,583,423

Chile — 0.1%
Banco de Chile	7,095,399	794,177
Banco de Credito e Inversiones SA	17,240	456,495
Banco Santander Chile	11,883,387	549,565
Cencosud SA	263,121	457,901
Cia. Sud Americana de Vapores SA	2,410,093	173,668
Empresas CMPC SA	206,869	337,069
Empresas Copec SA	75,245	478,362
Enel Americas SA	3,811,309	386,255
Enel Chile SA	6,658,578	400,245
Falabella SA(a)	150,263	356,651
Latam Airlines Group SA(a)	28,613,454	353,590

		4,743,978

China — 6.8%
3SBio Inc.(c)	370,500	279,190
AAC Technologies Holdings Inc.	125,000	280,692
AECC Aviation Power Co. Ltd., Class A	29,400	128,477
Agricultural Bank of China Ltd., Class A	1,784,700	965,787
Agricultural Bank of China Ltd., Class H	4,527,000	1,752,813
Aier Eye Hospital Group Co. Ltd., Class A	178,942	319,370
Air China Ltd., Class H(a)	450,000	251,401
Akeso Inc.(a)(b)(c)	99,000	502,693
Alibaba Group Holding Ltd.	2,946,964	26,431,243
Alibaba Health Information Technology Ltd.(a)	964,000	354,227
Aluminum Corp. of China Ltd., Class H	910,000	443,499
Anhui Conch Cement Co. Ltd., Class A	146,198	470,081
Anhui Conch Cement Co. Ltd., Class H	168,000	336,492
Anhui Gujing Distillery Co. Ltd., Class A	10,300	285,472
Anhui Gujing Distillery Co. Ltd., Class B	19,800	255,850
Anjoy Foods Group Co. Ltd., Class A	13,700	141,792
ANTA Sports Products Ltd.	231,000	1,949,745

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Asymchem Laboratories Tianjin Co. Ltd., Class A	11,000	$131,186
Autohome Inc., ADR	13,964	351,893
AviChina Industry & Technology Co. Ltd., Class H	565,000	208,393
Baidu Inc.(a)	405,088	5,244,758
Bank of Beijing Co. Ltd., Class A	982,698	696,870
Bank of China Ltd., Class A	622,100	374,011
Bank of China Ltd., Class H	14,086,000	5,286,055
Bank of Communications Co. Ltd., Class A	1,065,900	890,818
Bank of Communications Co. Ltd., Class H	1,584,800	937,575
Bank of Jiangsu Co. Ltd., Class A	382,600	389,664
Bank of Ningbo Co. Ltd., Class A	137,777	413,003
Bank of Shanghai Co. Ltd., Class A	513,099	456,797
Baoshan Iron & Steel Co. Ltd., Class A	432,196	370,173
BeiGene Ltd.(a)	123,776	1,402,779
Beijing Enterprises Holdings Ltd.	90,000	325,739
Beijing Enterprises Water Group Ltd.	810,000	197,070
Beijing Kingsoft Office Software Inc., Class A	7,000	207,818
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	613,500	423,964
Bilibili Inc.(a)(b)	35,594	321,392
BOC Aviation Ltd.(c)	32,300	242,165
BOE Technology Group Co. Ltd., Class A	783,400	392,308
Bosideng International Holdings Ltd.(b)	632,000	285,700
Brilliance China Automotive Holdings Ltd.	488,000	260,177
BYD Co. Ltd., Class A	27,700	659,624
BYD Co. Ltd., Class H(b)	192,000	4,298,910
BYD Electronic International Co. Ltd.	161,000	551,524
C&D International Investment Group Ltd.	115,000	189,900
CGN Power Co. Ltd.	169,800	90,263
CGN Power Co. Ltd., Class H(c)	2,679,000	750,722
Changchun High & New Technology Industry Group Inc., Class A	14,300	227,288
China Cinda Asset Management Co. Ltd., Class H	1,574,000	151,020
China CITIC Bank Corp. Ltd., Class H	1,623,000	804,361
China Coal Energy Co. Ltd., Class H	390,000	428,290
China Communications Services Corp. Ltd., Class H	534,000	219,884
China Construction Bank Corp., Class H	17,698,050	10,510,221
China CSSC Holdings Ltd., Class A	89,500	380,762
China Energy Engineering Corp. Ltd.	342,100	100,465
China Everbright Bank Co. Ltd., Class A	933,200	409,297
China Everbright Bank Co. Ltd., Class H	566,000	168,037
China Everbright Environment Group Ltd.	873,037	304,498
China Feihe Ltd.(c)	704,000	322,526
China Galaxy Securities Co. Ltd., Class H	785,000	384,623
China Gas Holdings Ltd.	564,200	514,394
China Hongqiao Group Ltd.	457,000	335,033
China International Capital Corp. Ltd., Class H(c)	329,600	391,777
China Life Insurance Co. Ltd., Class A	89,100	357,093
China Life Insurance Co. Ltd., Class H	1,269,000	1,462,956
China Literature Ltd.(a)(c)	71,800	208,834
China Longyuan Power Group Corp. Ltd., Class H	626,000	377,610
China Medical System Holdings Ltd.	286,000	408,703
China Mengniu Dairy Co. Ltd.	552,000	1,223,077
China Merchants Bank Co. Ltd., Class A	290,200	1,241,808
China Merchants Bank Co. Ltd., Class H	672,093	2,450,038
China Merchants Port Holdings Co. Ltd.	240,000	296,730
China Merchants Securities Co. Ltd., Class A	275,860	513,557
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	126,577	154,733
China Minsheng Banking Corp. Ltd., Class A	952,095	523,295
China Minsheng Banking Corp. Ltd., Class H	1,200,740	399,359

Security	Shares	Value

China (continued)
China National Building Material Co. Ltd., Class H	712,000	$251,154
China National Nuclear Power Co. Ltd., Class A	448,600	517,448
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	93,800	220,252
China Oilfield Services Ltd., Class H	356,000	342,153
China Overseas Land & Investment Ltd.	675,000	1,021,133
China Overseas Property Holdings Ltd.	240,000	159,070
China Pacific Insurance Group Co. Ltd., Class A	179,297	622,258
China Pacific Insurance Group Co. Ltd., Class H	401,800	739,301
China Petroleum & Chemical Corp., Class A	576,398	478,503
China Petroleum & Chemical Corp., Class H	4,345,000	2,260,283
China Power International Development Ltd.	1,007,000	376,749
China Railway Group Ltd., Class A	432,196	379,936
China Railway Group Ltd., Class H	562,000	257,024
China Renewable Energy Investment Ltd.(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	292,000	1,055,971
China Resources Gas Group Ltd.	174,300	494,311
China Resources Land Ltd.	584,000	1,773,056
China Resources Mixc Lifestyle Services Ltd.(c)	121,600	351,158
China Resources Pharmaceutical Group Ltd.(c)	341,500	208,220
China Resources Power Holdings Co. Ltd.	356,000	720,224
China Ruyi Holdings Ltd.(a)(b)	1,360,000	228,158
China Shenhua Energy Co. Ltd., Class A	138,800	718,722
China Shenhua Energy Co. Ltd., Class H	612,500	2,323,631
China Southern Airlines Co. Ltd., Class H(a)	472,000	174,623
China State Construction Engineering Corp. Ltd., Class A	931,398	667,405
China State Construction International Holdings Ltd.	356,000	376,043
China Taiping Insurance Holdings Co. Ltd.	302,800	251,362
China Three Gorges Renewables Group Co. Ltd., Class A	678,700	418,293
China Tourism Group Duty Free Corp. Ltd.(b)(c)	8,900	78,051
China Tourism Group Duty Free Corp. Ltd., Class A	39,298	436,923
China Tower Corp. Ltd., Class H(c)	8,378,000	931,980
China Traditional Chinese Medicine Holdings Co. Ltd.	534,000	204,172
China United Network Communications Ltd., Class A	329,000	206,783
China Vanke Co. Ltd., Class A	210,800	282,136
China Vanke Co. Ltd., Class H	262,800	206,770
China Yangtze Power Co. Ltd., Class A	350,149	1,189,203
Chinasoft International Ltd.	518,000	295,185
Chongqing Changan Automobile Co. Ltd., Class A	205,900	366,722
Chongqing Zhifei Biological Products Co. Ltd., Class A	50,800	317,414
Chow Tai Fook Jewellery Group Ltd.	396,200	536,727
CITIC Ltd.	1,037,000	1,000,906
CITIC Securities Co. Ltd., Class A	185,400	529,630
CITIC Securities Co. Ltd., Class H	307,825	600,789
CMOC Group Ltd., Class A	452,400	338,181
CMOC Group Ltd., Class H	951,000	520,914
Contemporary Amperex Technology Co. Ltd., Class A	52,360	1,105,007
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	270,000	251,051
COSCO Shipping Holdings Co. Ltd., Class A	281,730	389,904
COSCO Shipping Holdings Co. Ltd., Class H	523,749	550,265
COSCO SHIPPING Ports Ltd.	314,000	192,287
Country Garden Holdings Co. Ltd.(a)(b)	2,185,828	177,283
Country Garden Services Holdings Co. Ltd.	386,000	254,989
CRRC Corp. Ltd., Class A	661,400	523,167
CRRC Corp. Ltd., Class H	794,000	369,046

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CSC Financial Co. Ltd., Class A	129,300	$402,442
CSPC Pharmaceutical Group Ltd.	1,790,960	1,317,590
Daqin Railway Co. Ltd., Class A	371,100	385,579
Daqo New Energy Corp., ADR(a)(b)	11,781	212,647
Dongfeng Motor Group Co. Ltd., Class H	448,000	173,005
East Buy Holding Ltd.(a)(b)(c)	72,500	213,009
East Money Information Co. Ltd., Class A	273,642	475,540
ENN Energy Holdings Ltd.	144,200	1,073,403
Eve Energy Co. Ltd., Class A	54,100	262,177
Far East Horizon Ltd.	274,000	200,472
Flat Glass Group Co. Ltd., Class H(b)	130,000	195,523
Focus Media Information Technology Co. Ltd., Class A	251,550	197,874
Foshan Haitian Flavouring & Food Co. Ltd., Class A	78,196	369,952
Fosun International Ltd.	466,500	244,808
Foxconn Industrial Internet Co. Ltd., Class A	185,000	341,928
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	661,862
Ganfeng Lithium Group Co. Ltd., Class A	69,500	329,245
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	65,760	175,665
GCL-Poly Energy Holdings Ltd.	3,929,000	452,082
GDS Holdings Ltd.(a)(b)	213,944	143,292
Geely Automobile Holdings Ltd.	1,088,000	1,031,270
Genscript Biotech Corp.(a)(b)	220,000	365,181
GF Securities Co. Ltd., Class H	304,400	306,350
GoerTek Inc., Class A	113,000	239,076
Great Wall Motor Co. Ltd., Class H	490,500	482,950
Greentown China Holdings Ltd.	149,000	112,249
Guangdong Investment Ltd.	612,000	355,797
Guangzhou Automobile Group Co. Ltd., Class H	686,028	271,162
Guotai Junan Securities Co. Ltd., Class A	275,500	560,562
H World Group Ltd., ADR	35,857	1,139,177
Haidilao International Holding Ltd.(c)	295,000	464,777
Haier Smart Home Co. Ltd., Class A	179,400	558,106
Haier Smart Home Co. Ltd., Class H	438,800	1,239,900
Haitian International Holdings Ltd.	123,000	273,786
Haitong Securities Co. Ltd., Class A	349,292	427,810
Haitong Securities Co. Ltd., Class H	238,800	110,073
Hangzhou Tigermed Consulting Co. Ltd., Class A	30,900	174,481
Hansoh Pharmaceutical Group Co. Ltd.(c)	234,000	351,455
Henan Shuanghui Investment & Development Co. Ltd., Class A	111,000	439,897
Hengan International Group Co. Ltd.	111,500	345,259
Hengli Petrochemical Co. Ltd., Class A(a)	174,600	285,093
Hua Hong Semiconductor Ltd.(a)(c)	110,000	199,281
Huaneng Power International Inc., Class H(a)	968,000	545,870
Huatai Securities Co. Ltd., Class A	186,500	357,039
Huatai Securities Co. Ltd., Class H(c)	236,000	278,414
Huaxia Bank Co. Ltd., Class A	375,100	316,096
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	76,400	248,979
Iflytek Co. Ltd., Class A	45,100	239,625
Industrial & Commercial Bank of China Ltd., Class A	1,170,910	842,203
Industrial & Commercial Bank of China Ltd., Class H	11,626,285	5,663,509
Industrial Bank Co. Ltd., Class A	338,742	741,989
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	122,599	462,386
Inner Mongolia Yitai Coal Co. Ltd., Class B	250,800	474,417
Innovent Biologics Inc.(a)(c)	225,000	906,505
iQIYI Inc., ADR(a)	73,949	247,729
JA Solar Technology Co. Ltd., Class A	96,524	229,507
JD Health International Inc.(a)(c)	201,450	664,742

Security	Shares	Value

China (continued)
JD Logistics Inc.(a)(c)	356,600	$311,374
JD.com Inc.	419,658	4,732,120
Jiangsu Expressway Co. Ltd., Class H	218,000	208,019
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	262,187
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	108,556	566,914
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,300	334,701
Jiangxi Copper Co. Ltd., Class H	226,000	316,068
JOYY Inc., ADR	9,255	283,758
Kanzhun Ltd., ADR	39,866	554,536
KE Holdings Inc., ADR	119,185	1,688,851
Kingboard Holdings Ltd.	126,000	224,268
Kingboard Laminates Holdings Ltd.	218,000	131,022
Kingdee International Software Group Co. Ltd.(a)	532,000	514,265
Kingsoft Corp. Ltd.	179,000	435,463
Kuaishou Technology(a)(c)	415,200	2,092,748
Kunlun Energy Co. Ltd.	702,000	628,920
Kweichow Moutai Co. Ltd., Class A	14,900	3,330,427
Legend Biotech Corp., ADR(a)	13,139	723,433
Lenovo Group Ltd.	1,310,000	1,371,663
Lens Technology Co. Ltd., Class A	215,225	312,646
Li Auto Inc.(a)	207,406	2,866,956
Li Ning Co. Ltd.	434,500	928,232
Longfor Group Holdings Ltd.(c)	327,000	362,580
LONGi Green Energy Technology Co. Ltd., Class A	129,296	348,081
Lufax Holding Ltd., Class A, ADR(b)	36,378	86,216
Luxshare Precision Industry Co. Ltd., Class A	114,588	405,781
Luzhou Laojiao Co. Ltd., Class A	25,100	513,628
Mango Excellent Media Co. Ltd., Class A	62,800	186,808
Meituan, Class B(a)(c)	916,960	7,375,314
Microport Scientific Corp.(a)	174,400	128,797
MINISO Group Holding Ltd.	71,432	302,122
Minth Group Ltd.	152,000	246,382
Muyuan Foods Co. Ltd., Class A	93,058	456,756
NARI Technology Co. Ltd., Class A	196,344	573,500
NAURA Technology Group Co. Ltd., Class A	10,200	322,203
NetEase Inc.	353,885	6,878,855
New China Life Insurance Co. Ltd., Class A	68,100	289,629
New China Life Insurance Co. Ltd., Class H	117,900	210,408
New Hope Liuhe Co. Ltd., Class A(a)	200,707	228,550
New Oriental Education & Technology Group Inc.(a)	269,410	2,079,373
Nine Dragons Paper Holdings Ltd.(a)	299,000	110,776
Ningbo Deye Technology Co. Ltd., NVS	14,313	134,768
Ningxia Baofeng Energy Group Co. Ltd., Class A	191,200	354,889
NIO Inc., ADR(a)(b)	257,980	1,449,848
Nongfu Spring Co. Ltd., Class H(c)	374,000	2,029,754
Orient Overseas International Ltd.	24,000	358,277
PDD Holdings Inc., ADR(a)	108,092	13,713,632
People’s Insurance Co. Group of China Ltd. (The), Class H	1,669,000	518,855
PetroChina Co. Ltd., Class A	207,100	240,937
PetroChina Co. Ltd., Class H	3,936,000	2,847,167
PICC Property & Casualty Co. Ltd., Class H	1,244,285	1,547,722
Ping An Bank Co. Ltd., Class A	350,900	462,137
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	100,100	143,718
Ping An Insurance Group Co. of China Ltd., Class A	181,106	1,023,211
Ping An Insurance Group Co. of China Ltd., Class H	1,200,000	5,044,249
Poly Developments and Holdings Group Co. Ltd., Class A	254,300	338,901
Pop Mart International Group Ltd.(c)	87,200	195,557
Postal Savings Bank of China Co. Ltd., Class A	313,400	206,478
Postal Savings Bank of China Co. Ltd., Class H(c)	1,254,000	603,060

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Qifu Technology Inc.	20,570	$295,179
Rongsheng Petrochemical Co. Ltd., Class A	194,150	255,694
SAIC Motor Corp. Ltd., Class A	225,400	429,061
Sany Heavy Equipment International Holdings Co. Ltd	296,000	192,651
Sany Heavy Industry Co. Ltd., Class A	165,227	300,950
Seres Group Co. Ltd., NVS(a)	21,900	172,763
SF Holding Co. Ltd., Class A	77,600	381,538
Shaanxi Coal Industry Co. Ltd., Class A	136,200	458,964
Shandong Gold Mining Co. Ltd., Class A	180,200	515,639
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	288,375
Shanghai Baosight Software Co. Ltd., Class B	178,534	351,741
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	122,500	207,994
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	303,480
Shanghai Pudong Development Bank Co. Ltd., Class A	554,500	527,243
Shanghai United Imaging Healthcare Co. Ltd., NVS	8,990	168,693
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,880	498,689
Shenwan Hongyuan Group Co. Ltd., Class A	837,606	509,603
Shenzhen Inovance Technology Co. Ltd., Class A	41,200	320,878
Shenzhen Kangtai Biological Products Co. Ltd., Class A	59,180	172,028
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	657,985
Shenzhou International Group Holdings Ltd.	147,400	1,312,657
Sino Biopharmaceutical Ltd.	1,939,000	699,661
Sinomine Resource Group Co. Ltd., Class A	31,120	135,095
Sinopharm Group Co. Ltd., Class H	253,600	666,837
Sinotruk Hong Kong Ltd.	94,500	214,628
Smoore International Holdings Ltd.(b)(c)	373,000	225,555
Sungrow Power Supply Co. Ltd., Class A	25,800	281,364
Sunny Optical Technology Group Co. Ltd.	129,700	797,186
Suzhou Maxwell Technologies Co. Ltd., Class A	7,200	102,804
TAL Education Group, ADR(a)	79,026	840,837
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	90,800	155,321
Tencent Holdings Ltd.	1,202,400	41,736,867
Tencent Music Entertainment Group, ADR(a)	139,322	1,309,627
Tingyi Cayman Islands Holding Corp.	358,000	356,474
Tongcheng Travel Holdings Ltd.(a)	251,200	512,411
Tongwei Co. Ltd., Class A	86,900	281,668
Topsports International Holdings Ltd.(c)	318,000	206,122
TravelSky Technology Ltd., Class H	142,000	142,829
Trina Solar Co. Ltd.	39,617	127,550
Trip.com Group Ltd.(a)	97,460	3,547,486
Tsingtao Brewery Co. Ltd., Class H	112,000	639,152
Uni-President China Holdings Ltd.	226,000	126,949
Vinda International Holdings Ltd.	73,000	215,695
Vipshop Holdings Ltd., ADR(a)	67,187	1,067,601
Wanhua Chemical Group Co. Ltd., Class A	55,231	537,464
Want Want China Holdings Ltd.	945,000	520,974
Weibo Corp., ADR	11,173	90,501
Weichai Power Co. Ltd., Class H	434,000	766,211
Wens Foodstuffs Group Co. Ltd., Class A	112,160	293,134
Will Semiconductor Co. Ltd. Shanghai, Class A	25,785	309,803
Wingtech Technology Co. Ltd., Class A(a)	35,500	165,303
Wuliangye Yibin Co. Ltd., Class A	52,800	930,722
WuXi AppTec Co. Ltd., Class A	47,014	356,262

Security	Shares	Value

China (continued)
WuXi AppTec Co. Ltd., Class H(b)(c)	58,236	$402,934
Wuxi Biologics Cayman Inc.(a)(c)	684,500	1,801,285
Xiaomi Corp., Class B(a)(c)	2,777,400	4,375,872
Xinyi Solar Holdings Ltd.	902,000	414,145
XPeng Inc.(a)(b)	191,732	798,496
Xtep International Holdings Ltd.	271,500	133,703
Yadea Group Holdings Ltd.(c)	264,000	361,971
Yankuang Energy Group Co. Ltd., Class H	483,000	992,315
Yonyou Network Technology Co. Ltd., Class A	108,100	168,103
Yuexiu Property Co. Ltd.	253,200	158,555
Yum China Holdings Inc.	75,799	2,621,887
Yunnan Baiyao Group Co. Ltd., Class A	58,498	378,729
Yunnan Energy New Material Co. Ltd., Class A	25,100	148,302
Zai Lab Ltd.(a)	168,390	357,788
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,400	288,336
Zhaojin Mining Industry Co. Ltd., Class H	278,000	259,144
Zhejiang Expressway Co. Ltd., Class H	231,840	172,225
Zhejiang Huayou Cobalt Co. Ltd., Class A	47,300	163,981
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	83,472	225,564
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	124,700	194,815
Zhongsheng Group Holdings Ltd.	156,500	264,176
Zhuzhou CRRC Times Electric Co. Ltd.	117,000	287,218
Zijin Mining Group Co. Ltd., Class A	459,100	769,876
Zijin Mining Group Co. Ltd., Class H	986,000	1,463,090
ZTE Corp., Class A	43,200	131,949
ZTE Corp., Class H	130,800	227,301
ZTO Express Cayman Inc., ADR	77,391	1,266,117

		306,440,332

Colombia — 0.0%
Bancolombia SA	35,968	302,599
Interconexion Electrica SA ESP	75,843	328,382

		630,981

Czech Republic — 0.0%
CEZ AS	27,467	1,040,595
Komercni Banka AS	14,107	462,818
Moneta Money Bank AS(c)	63,542	273,452

		1,776,865

Denmark — 2.3%
AP Moller - Maersk A/S, Class A	658	1,193,132
AP Moller - Maersk A/S, Class B, NVS	760	1,401,287
Carlsberg A/S, Class B	17,491	2,250,522
Coloplast A/S, Class B(b)	25,057	2,888,363
Danske Bank A/S	122,090	3,278,294
Demant A/S(a)	18,581	841,698
DSV A/S	33,463	5,986,856
Genmab A/S(a)	12,090	3,343,151
Novo Nordisk A/S	589,383	67,369,061
Novozymes A/S, Class B	68,018	3,485,289
Orsted A/S(c)	35,276	1,988,323
Pandora A/S	15,828	2,312,739
Rockwool A/S, Class B	1,779	485,003
Tryg A/S	63,961	1,367,110
Vestas Wind Systems A/S(a)	185,416	5,227,806

		103,418,634

Egypt — 0.0%
Commercial International Bank Egypt SAE	462,852	605,365
Eastern Co. SAE	195,734	96,761

		702,126

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland — 0.7%
Elisa OYJ	25,256	$1,150,700
Fortum OYJ	79,727	1,089,880
Kesko OYJ, Class B	52,508	1,025,460
Kone OYJ, Class B	60,058	2,972,949
Metso OYJ	118,830	1,187,663
Neste OYJ	77,368	2,667,224
Nokia OYJ	1,020,873	3,690,684
Nordea Bank Abp	570,732	7,032,783
Orion OYJ, Class B	20,073	924,115
Sampo OYJ, Class A	83,445	3,492,627
Stora Enso OYJ, Class R	104,092	1,324,546
UPM-Kymmene OYJ	97,543	3,547,856
Wartsila OYJ Abp	89,003	1,312,932

		31,419,419

France — 7.6%
Accor SA	32,357	1,277,891
Aeroports de Paris SA	5,541	741,440
Air Liquide SA	93,581	17,512,121
Airbus SE	106,136	16,905,962
Alstom SA	56,134	707,873
Amundi SA(c)	11,169	755,444
ArcelorMittal SA	85,138	2,344,702
Arkema SA	10,897	1,185,953
AXA SA	326,846	10,970,687
BioMerieux	8,607	926,356
BNP Paribas SA	189,703	12,745,038
Bollore SE	158,093	1,044,209
Bouygues SA	36,421	1,334,196
Bureau Veritas SA	54,128	1,439,744
Capgemini SE	29,069	6,462,661
Carrefour SA	103,767	1,771,541
Cie. de Saint-Gobain	84,625	5,983,540
Cie. Generale des Etablissements Michelin SCA	123,873	4,112,913
Covivio SA/France	9,353	452,909
Credit Agricole SA	211,238	3,025,953
Danone SA	113,128	7,536,996
Dassault Aviation SA	4,542	860,293
Dassault Systemes SE	118,926	6,164,918
Edenred SE	44,456	2,655,289
Eiffage SA	12,285	1,285,382
Engie SA	326,322	5,212,169
EssilorLuxottica SA	52,370	10,263,106
Eurazeo SE	7,578	645,496
Eurofins Scientific SE	24,358	1,466,760
Euronext NV(c)	15,183	1,335,454
Gecina SA	8,099	893,211
Getlink SE	64,314	1,108,200
Hermes International SCA	5,657	11,934,341
Ipsen SA	7,170	826,695
Kering SA	13,367	5,490,808
Klepierre SA	41,764	1,081,298
La Francaise des Jeux SAEM(c)	17,211	697,624
Legrand SA	48,542	4,704,477
L’Oreal SA	43,441	20,788,865
LVMH Moet Hennessy Louis Vuitton SE	49,689	41,344,157
Orange SA	326,445	3,882,059
Pernod Ricard SA	36,787	6,032,536
Publicis Groupe SA	41,670	4,175,064
Remy Cointreau SA	4,185	424,041
Renault SA	34,050	1,282,312
Safran SA	61,888	11,555,037
Sanofi SA	204,551	20,484,869

Security	Shares	Value

France (continued)
Sartorius Stedim Biotech	5,128	$1,381,674
Schneider Electric SE	97,807	19,214,184
SEB SA	4,730	577,582
Societe Generale SA	130,863	3,363,836
Sodexo SA	15,729	1,774,372
Teleperformance SE	10,967	1,712,761
Thales SA	19,197	2,807,639
TotalEnergies SE	411,129	26,672,234
Unibail-Rodamco-Westfield, New(a)	21,060	1,507,995
Veolia Environnement SA	119,871	3,905,858
Vinci SA	94,399	11,924,695
Vivendi SE	119,096	1,342,159
Worldline SA/France(a)(c)	42,916	580,159

		342,597,738

Germany — 5.1%
adidas AG	29,055	5,485,235
Allianz SE, Registered	73,137	19,540,448
BASF SE	157,899	7,548,202
Bayer AG, Registered	178,488	5,553,942
Bayerische Motoren Werke AG	57,775	6,011,668
Bechtle AG	15,030	779,348
Beiersdorf AG	17,535	2,566,066
Brenntag SE	26,287	2,324,033
Carl Zeiss Meditec AG, Bearer	7,585	799,548
Commerzbank AG	190,992	2,193,274
Continental AG	19,998	1,633,650
Covestro AG(a)(c)	35,353	1,866,832
Daimler Truck Holding AG	93,142	3,328,630
Delivery Hero SE(a)(c)	33,246	754,328
Deutsche Bank AG, Registered	343,318	4,434,888
Deutsche Boerse AG	33,973	6,765,371
Deutsche Lufthansa AG, Registered(a)	109,398	909,685
Deutsche Post AG, Registered	178,583	8,553,081
Deutsche Telekom AG, Registered	584,469	14,347,434
E.ON SE	405,059	5,480,155
Evonik Industries AG	37,226	684,815
Fresenius Medical Care AG & Co. KGaA	36,321	1,403,792
Fresenius SE & Co. KGaA	77,830	2,184,909
GEA Group AG	27,425	1,098,345
Hannover Rueck SE	11,051	2,649,111
Heidelberg Materials AG	26,344	2,432,722
HelloFresh SE(a)	31,231	413,022
Henkel AG & Co. KGaA	19,708	1,347,843
Infineon Technologies AG	236,545	8,623,703
Knorr-Bremse AG	12,877	795,362
LEG Immobilien SE(a)	14,519	1,204,782
Mercedes-Benz Group AG	142,834	9,643,120
Merck KGaA	23,371	3,834,608
MTU Aero Engines AG	9,712	2,233,082
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen, Registered	24,766	10,543,355
Nemetschek SE	10,932	1,008,735
Puma SE	19,253	774,814
Rational AG	928	712,876
Rheinmetall AG	7,811	2,735,184
RWE AG	114,300	4,220,599
SAP SE	188,549	32,665,468
Scout24 SE(c)	15,193	1,118,665
Siemens AG, Registered	137,029	24,531,458
Siemens Healthineers AG(c)	50,637	2,818,011
Symrise AG, Class A	25,024	2,581,819
Talanx AG(a)	11,404	800,116

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Volkswagen AG	6,820	$962,855
Vonovia SE	131,286	4,089,868
Wacker Chemie AG	3,483	377,629
Zalando SE(a)(b)(c)	39,845	795,570

		230,162,056

Greece — 0.1%
Alpha Services and Holdings SA(a)	416,946	742,526
Eurobank Ergasias Services and Holdings SA, Class A(a)	492,869	951,834
Hellenic Telecommunications Organization SA	34,927	484,956
JUMBO SA	23,107	649,265
Motor Oil Hellas Corinth Refineries SA	4,918	134,360
Mytilineos SA	20,645	847,820
National Bank of Greece SA(a)	142,027	1,079,843
OPAP SA	39,345	681,173
Piraeus Financial Holdings SA(a)	106,209	430,118
Public Power Corp. SA(a)	45,305	599,493

		6,601,388

Hong Kong — 1.3%
AIA Group Ltd.	2,095,200	16,431,430
BOC Hong Kong Holdings Ltd.	675,500	1,619,034
Budweiser Brewing Co. APAC Ltd.(c)	300,800	474,103
CK Asset Holdings Ltd.	344,060	1,552,516
CK Hutchison Holdings Ltd.	464,560	2,399,369
CK Infrastructure Holdings Ltd.	130,500	775,019
CLP Holdings Ltd.	295,500	2,350,241
ESR Group Ltd.(b)(c)	447,000	571,388
Futu Holdings Ltd., ADR(a)(b)	10,428	487,196
Galaxy Entertainment Group Ltd.	400,000	2,075,952
Hang Lung Properties Ltd.	361,000	419,106
Hang Seng Bank Ltd.	140,300	1,460,547
Henderson Land Development Co. Ltd.	234,617	611,323
HKT Trust & HKT Ltd., Class SS	658,000	790,429
Hong Kong & China Gas Co. Ltd.	2,026,748	1,442,288
Hong Kong Exchanges & Clearing Ltd.	224,400	6,803,538
Hongkong Land Holdings Ltd.	198,400	619,307
Jardine Matheson Holdings Ltd.	30,800	1,236,747
Link REIT	460,520	2,309,822
MTR Corp. Ltd.	259,000	842,607
New World Development Co. Ltd.	255,750	313,460
Power Assets Holdings Ltd.	248,500	1,455,013
Sands China Ltd.(a)	443,200	1,163,298
Sino Land Co. Ltd.	684,000	714,482
SITC International Holdings Co. Ltd.	282,000	427,891
Sun Hung Kai Properties Ltd.	261,000	2,436,014
Swire Pacific Ltd., Class A	94,500	731,149
Swire Properties Ltd.	208,800	390,200
Techtronic Industries Co. Ltd.	248,500	2,639,344
WH Group Ltd.(c)	1,477,500	871,717
Wharf Holdings Ltd. (The)(b)	177,000	517,139
Wharf Real Estate Investment Co. Ltd.	299,000	876,020
Xinyi Glass Holdings Ltd.	374,000	310,055

		58,117,744

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	84,267	690,614
OTP Bank Nyrt	41,318	1,914,213
Richter Gedeon Nyrt	28,192	761,032

		3,365,859

India — 4.9%
ABB India Ltd.	9,068	510,716
Adani Enterprises Ltd.	29,952	1,133,580

Security	Shares	Value

India (continued)
Adani Green Energy Ltd.(a)	56,270	$1,139,828
Adani Ports & Special Economic Zone Ltd.	88,529	1,287,002
Adani Power Ltd.(a)	127,509	865,606
Ambuja Cements Ltd.	114,476	770,459
APL Apollo Tubes Ltd.	30,787	557,972
Apollo Hospitals Enterprise Ltd.	19,269	1,473,385
Ashok Leyland Ltd.	219,673	465,048
Asian Paints Ltd.	71,053	2,523,910
Astral Ltd.	18,828	414,807
AU Small Finance Bank Ltd.(c)	28,092	215,548
Aurobindo Pharma Ltd.	55,566	769,673
Avenue Supermarts Ltd.(a)(c)	29,425	1,344,491
Axis Bank Ltd.	409,687	5,267,472
Bajaj Auto Ltd.	12,908	1,193,253
Bajaj Finance Ltd.	49,083	4,062,673
Bajaj Finserv Ltd.	72,969	1,429,688
Bajaj Holdings & Investment Ltd.	4,297	432,770
Balkrishna Industries Ltd.	14,900	440,348
Bandhan Bank Ltd.(c)	125,976	347,053
Bank of Baroda	171,778	511,497
Berger Paints India Ltd.	36,180	246,225
Bharat Electronics Ltd.	602,023	1,348,390
Bharat Forge Ltd.	44,695	664,344
Bharat Petroleum Corp. Ltd.	156,356	947,682
Bharti Airtel Ltd.	408,244	5,758,904
Britannia Industries Ltd.	19,782	1,237,285
CG Power and Industrial Solutions Ltd.	121,260	684,097
Cholamandalam Investment and Finance Co. Ltd.	74,268	1,058,039
Cipla Ltd.	88,478	1,439,023
Coal India Ltd.	270,543	1,324,676
Colgate-Palmolive India Ltd.	24,645	763,255
Container Corp. of India Ltd.	37,246	397,569
Cummins India Ltd.	22,290	615,851
Dabur India Ltd.	111,309	723,011
Divi’s Laboratories Ltd.	22,430	991,523
DLF Ltd.	99,303	958,618
Dr. Reddy’s Laboratories Ltd.	19,554	1,436,768
Eicher Motors Ltd.	25,766	1,192,738
GAIL India Ltd.	483,517	1,006,096
Godrej Consumer Products Ltd.	77,408	1,085,499
Godrej Properties Ltd.(a)	19,131	546,595
Grasim Industries Ltd.	54,853	1,436,749
Havells India Ltd.	44,118	687,409
HCL Technologies Ltd.	166,967	3,166,644
HDFC Asset Management Co. Ltd.(c)	13,007	561,068
HDFC Bank Ltd.	509,439	8,958,922
HDFC Life Insurance Co. Ltd.(c)	167,815	1,165,269
Hero MotoCorp Ltd.	22,208	1,236,346
Hindalco Industries Ltd.	232,031	1,615,996
Hindustan Aeronautics Ltd., NVS	35,513	1,285,121
Hindustan Petroleum Corp. Ltd.(a)	113,306	632,334
Hindustan Unilever Ltd.	147,424	4,408,222
ICICI Bank Ltd.	967,790	11,986,207
ICICI Lombard General Insurance Co. Ltd.(c)	38,795	698,107
ICICI Prudential Life Insurance Co. Ltd.(c)	84,359	511,054
IDFC First Bank Ltd.(a)	545,399	553,630
Indian Hotels Co. Ltd., Class A	132,409	785,161
Indian Oil Corp. Ltd.	464,916	823,305
Indian Railway Catering & Tourism Corp. Ltd.	43,939	516,828
Indraprastha Gas Ltd.	72,405	375,619
IndusInd Bank Ltd.	51,421	949,290
Info Edge India Ltd.	14,757	893,494

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Infosys Ltd.	593,459	$11,831,294
InterGlobe Aviation Ltd.(a)(c)	25,644	914,518
ITC Ltd.	531,332	2,824,605
Jindal Steel & Power Ltd.	62,623	571,147
Jio Financial Services Ltd., NVS(a)	574,620	1,715,648
JSW Steel Ltd.	120,895	1,190,372
Jubilant Foodworks Ltd.	78,679	492,284
Kotak Mahindra Bank Ltd.	195,141	4,288,966
Larsen & Toubro Ltd.	120,841	5,059,037
LTIMindtree Ltd.(c)	16,341	1,070,315
Lupin Ltd.	43,658	790,610
Macrotech Developers Ltd.	42,029	542,326
Mahindra & Mahindra Ltd.	165,950	3,299,926
Marico Ltd.	109,998	699,652
Maruti Suzuki India Ltd.	23,663	2,902,292
Max Healthcare Institute Ltd.	136,720	1,285,738
Mphasis Ltd.	13,318	416,164
MRF Ltd.	431	739,049
Muthoot Finance Ltd.	17,747	298,219
Nestle India Ltd., NVS	61,330	1,849,992
NTPC Ltd.	771,654	2,954,393
Oil & Natural Gas Corp. Ltd.	580,068	1,762,080
One 97 Communications Ltd., NVS(a)	39,706	363,042
Page Industries Ltd.	1,218	547,130
Persistent Systems Ltd.	8,190	821,964
Petronet LNG Ltd.	173,867	563,634
PI Industries Ltd.	16,526	671,570
Pidilite Industries Ltd.	32,840	1,000,932
Polycab India Ltd.	7,965	416,334
Power Finance Corp. Ltd.	261,366	1,395,592
Power Grid Corp. of India Ltd.	746,587	2,331,850
REC Ltd.	233,507	1,402,713
Reliance Industries Ltd.	548,246	18,835,817
Samvardhana Motherson International Ltd.	388,398	529,509
SBI Cards & Payment Services Ltd.	42,010	362,144
SBI Life Insurance Co. Ltd.(c)	83,717	1,415,548
Shree Cement Ltd.	1,789	614,862
Shriram Finance Ltd.	50,066	1,488,171
Siemens Ltd.	12,895	642,887
Sona Blw Precision Forgings Ltd.(c)	72,953	542,997
SRF Ltd.	25,376	709,774
State Bank of India	332,608	2,569,188
Sun Pharmaceutical Industries Ltd.	164,305	2,806,967
Supreme Industries Ltd.	9,865	490,808
Suzlon Energy Ltd.(a)	1,577,752	872,415
Tata Communications Ltd.	16,285	340,657
Tata Consultancy Services Ltd.	162,768	7,476,112
Tata Consumer Products Ltd.	120,610	1,624,207
Tata Elxsi Ltd.	6,375	583,527
Tata Motors Ltd.	302,400	3,218,396
Tata Motors Ltd., Class A	73,575	517,412
Tata Power Co. Ltd. (The)	262,589	1,231,350
Tata Steel Ltd.	1,330,392	2,178,519
Tech Mahindra Ltd.	95,508	1,530,092
Titan Co. Ltd.	66,172	2,944,509
Torrent Pharmaceuticals Ltd.	14,640	446,148
Trent Ltd.	31,608	1,175,266
Tube Investments of India Ltd.	21,392	1,005,533
TVS Motor Co. Ltd.	41,047	989,037
UltraTech Cement Ltd.	21,354	2,610,995
United Spirits Ltd.	62,573	820,478
UPL Ltd.	94,523	611,660

Security	Shares	Value

India (continued)
Varun Beverages Ltd.	87,033	$1,342,612
Vedanta Ltd.	144,202	476,103
Wipro Ltd.	221,547	1,267,127
Yes Bank Ltd.(a)	2,292,545	665,803
Zomato Ltd.(a)	923,204	1,551,109

		218,330,869

Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	3,117,700	472,727
Amman Mineral Internasional PT(a)	1,179,500	562,676
Aneka Tambang Tbk	1,614,900	158,443
Astra International Tbk PT	3,518,500	1,140,136
Bank Central Asia Tbk PT	9,907,700	5,994,420
Bank Mandiri Persero Tbk PT	6,696,168	2,819,190
Bank Negara Indonesia Persero Tbk PT	2,712,300	986,776
Bank Rakyat Indonesia Persero Tbk PT	12,306,416	4,433,205
Barito Pacific Tbk PT	5,896,632	395,553
Charoen Pokphand Indonesia Tbk PT	1,519,200	431,182
GoTo Gojek Tokopedia Tbk PT(a)	150,992,100	837,599
Indah Kiat Pulp & Paper Tbk PT	548,200	271,558
Indofood CBP Sukses Makmur Tbk PT	324,000	241,417
Indofood Sukses Makmur Tbk PT	591,300	238,920
Kalbe Farma Tbk PT	4,745,300	454,141
Merdeka Copper Gold Tbk PT(a)	2,740,707	468,404
Sarana Menara Nusantara Tbk PT	3,412,000	191,924
Semen Indonesia Persero Tbk PT	417,930	164,137
Sumber Alfaria Trijaya Tbk PT	3,092,100	518,960
Telkom Indonesia Persero Tbk PT	8,953,100	2,245,678
Unilever Indonesia Tbk PT	1,434,300	281,770
United Tractors Tbk PT	263,745	383,118

		23,691,934

Ireland — 0.6%
AIB Group PLC	280,111	1,230,366
Bank of Ireland Group PLC	179,962	1,654,927
CRH PLC	133,129	9,444,387
Flutter Entertainment PLC(a)	31,882	6,543,975
Kerry Group PLC, Class A	28,001	2,495,841
Kingspan Group PLC	29,618	2,405,473
Smurfit Kappa Group PLC	40,935	1,525,434

		25,300,403

Israel — 0.5%
Azrieli Group Ltd.	9,037	608,937
Bank Hapoalim BM	229,261	1,950,532
Bank Leumi Le-Israel BM	276,639	2,101,119
Check Point Software Technologies Ltd.(a)	16,554	2,630,927
CyberArk Software Ltd.(a)	8,067	1,883,483
Elbit Systems Ltd.	5,120	1,056,171
Global-e Online Ltd.(a)	18,385	694,401
ICL Group Ltd.	131,444	597,845
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	233,894	1,134,594
Mizrahi Tefahot Bank Ltd.	29,493	1,097,650
Monday.com Ltd.(a)	5,080	1,067,003
Nice Ltd.(a)	11,611	2,409,072
Teva Pharmaceutical Industries Ltd., ADR(a)	199,985	2,419,819
Wix.com Ltd.(a)	10,142	1,286,817

		20,938,374

Italy — 1.7%
Amplifon SpA	22,828	745,072
Assicurazioni Generali SpA	175,331	3,911,094
Banco BPM SpA	197,697	1,066,633
DiaSorin SpA	4,565	419,793

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Enel SpA	1,441,768	$9,837,725
Eni SpA	417,259	6,651,667
Ferrari NV	22,900	7,986,081
FinecoBank Banca Fineco SpA	107,184	1,545,418
Infrastrutture Wireless Italiane SpA(c)	72,691	878,982
Intesa Sanpaolo SpA	2,818,893	8,685,837
Leonardo SpA	50,329	878,445
Mediobanca Banca di Credito Finanziario SpA	116,421	1,541,880
Moncler SpA	37,004	2,276,365
Nexi SpA(a)(c)	113,208	868,358
Poste Italiane SpA(c)	82,333	892,790
Prysmian SpA	46,632	2,052,266
Recordati Industria Chimica e Farmaceutica SpA	18,491	1,020,597
Snam SpA	376,091	1,836,807
Stellantis NV	400,027	8,811,252
Telecom Italia SpA/Milano(a)(b)	1,752,915	528,341
Tenaris SA, NVS	88,138	1,392,077
Terna - Rete Elettrica Nazionale	257,302	2,169,583
UniCredit SpA	294,552	8,628,034

		74,625,097

Japan — 15.1%
Advantest Corp.	139,500	5,551,796
Aeon Co. Ltd.	115,900	2,769,683
AGC Inc.	35,600	1,338,853
Aisin Corp.	26,300	981,913
Ajinomoto Co. Inc.	81,300	3,338,578
ANA Holdings Inc.(a)	27,900	616,539
Asahi Group Holdings Ltd.	86,500	3,215,027
Asahi Intecc Co. Ltd.	41,600	790,437
Asahi Kasei Corp.	223,400	1,694,163
Astellas Pharma Inc.	331,500	3,859,480
Azbil Corp.	23,500	759,395
Bandai Namco Holdings Inc.	110,000	2,381,779
BayCurrent Consulting Inc.	24,700	574,250
Bridgestone Corp.	104,200	4,515,265
Brother Industries Ltd.	45,500	762,242
Canon Inc.	179,400	4,941,954
Capcom Co. Ltd.	33,100	1,262,393
Central Japan Railway Co.	130,900	3,271,536
Chiba Bank Ltd. (The)	93,500	692,859
Chubu Electric Power Co. Inc.	112,000	1,452,941
Chugai Pharmaceutical Co. Ltd.	122,700	4,413,546
Concordia Financial Group Ltd.	163,600	779,627
Dai Nippon Printing Co. Ltd.	40,800	1,180,750
Daifuku Co. Ltd.	56,900	1,122,068
Dai-ichi Life Holdings Inc.	169,400	3,715,410
Daiichi Sankyo Co. Ltd.	335,700	10,050,534
Daikin Industries Ltd.	47,800	7,659,099
Daito Trust Construction Co. Ltd.	10,600	1,205,755
Daiwa House Industry Co. Ltd.	106,300	3,287,002
Daiwa House REIT Investment Corp.	467	825,143
Daiwa Securities Group Inc.	249,500	1,788,132
Denso Corp.	337,900	5,307,750
Dentsu Group Inc.	37,600	997,952
Disco Corp.	16,700	4,506,311
East Japan Railway Co.	53,700	3,071,244
Eisai Co. Ltd.	46,600	2,194,330
ENEOS Holdings Inc.	517,700	2,090,759
FANUC Corp.	176,700	4,887,940
Fast Retailing Co. Ltd.	31,700	8,463,163
Fuji Electric Co. Ltd.	22,900	1,146,832
FUJIFILM Holdings Corp.	67,800	4,297,496

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	32,500	$4,498,463
GLP J-REIT	922	823,192
Hamamatsu Photonics KK	27,900	1,102,187
Hankyu Hanshin Holdings Inc.	41,200	1,260,536
Hikari Tsushin Inc.	3,900	679,574
Hirose Electric Co. Ltd.	6,700	779,564
Hitachi Construction Machinery Co. Ltd.	19,000	539,076
Hitachi Ltd.	168,500	13,235,734
Honda Motor Co. Ltd.	831,400	9,293,439
Hoshizaki Corp.	23,500	854,962
Hoya Corp.	64,600	8,206,078
Hulic Co. Ltd.	68,300	754,192
Ibiden Co. Ltd.	22,000	1,107,039
Idemitsu Kosan Co. Ltd.	177,860	987,653
Iida Group Holdings Co. Ltd.	25,700	387,991
Inpex Corp.	176,100	2,393,631
Isuzu Motors Ltd.	103,700	1,414,980
ITOCHU Corp.	214,200	9,721,275
Japan Airlines Co. Ltd.	26,200	503,453
Japan Exchange Group Inc.	92,700	2,051,609
Japan Metropolitan Fund Invest	1,283	870,956
Japan Post Bank Co. Ltd.	266,900	2,775,719
Japan Post Holdings Co. Ltd.	387,600	3,710,371
Japan Post Insurance Co. Ltd.	34,400	644,033
Japan Real Estate Investment Corp.	222	851,046
Japan Tobacco Inc.	217,500	5,732,731
JFE Holdings Inc.	100,200	1,582,040
JSR Corp.	35,300	962,795
Kajima Corp.	72,600	1,295,682
Kansai Electric Power Co. Inc. (The)	133,500	1,821,225
Kao Corp.	82,300	3,256,410
Kawasaki Kisen Kaisha Ltd.	27,200	1,325,287
KDDI Corp.	266,300	8,823,860
KDX Realty Investment Corp.	750	813,556
Keisei Electric Railway Co. Ltd.	24,400	1,104,097
Keyence Corp.	35,300	15,793,145
Kikkoman Corp.	26,200	1,612,039
Kintetsu Group Holdings Co. Ltd.	33,300	1,027,553
Kirin Holdings Co. Ltd.	138,800	1,995,105
Kobe Bussan Co. Ltd.	27,400	700,144
Koei Tecmo Holdings Co. Ltd.	21,700	270,299
Koito Manufacturing Co. Ltd.	39,000	597,062
Komatsu Ltd.	163,800	4,660,102
Konami Group Corp.	17,200	1,057,769
Kose Corp.	6,300	412,163
Kubota Corp.	181,700	2,750,477
Kyocera Corp.	232,800	3,408,208
Kyowa Kirin Co. Ltd.	49,300	776,572
Lasertec Corp.	14,100	3,672,049
LY Corp.	468,100	1,456,274
M3 Inc.	81,800	1,290,804
Makita Corp.	42,300	1,138,504
Marubeni Corp.	260,300	4,439,849
MatsukiyoCocokara & Co.	62,800	1,141,501
Mazda Motor Corp.	102,800	1,246,290
McDonald’s Holdings Co. Japan Ltd.	15,000	667,867
MEIJI Holdings Co. Ltd.	41,180	995,922
MINEBEA MITSUMI Inc.	68,400	1,413,842
MISUMI Group Inc.	57,100	978,973
Mitsubishi Chemical Group Corp.	221,900	1,337,999
Mitsubishi Corp.	620,300	10,690,835
Mitsubishi Electric Corp.	349,100	5,180,748

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Co. Ltd.	206,100	$2,855,704
Mitsubishi HC Capital Inc.	143,600	1,018,188
Mitsubishi Heavy Industries Ltd.	57,600	3,842,120
Mitsubishi UFJ Financial Group Inc.	2,055,300	19,251,063
Mitsui & Co. Ltd.	234,300	9,502,558
Mitsui Chemicals Inc.	30,900	909,395
Mitsui Fudosan Co. Ltd.	161,600	4,056,769
Mitsui OSK Lines Ltd.	61,100	2,194,740
Mizuho Financial Group Inc.	434,660	7,894,104
MonotaRO Co. Ltd.	47,000	442,656
MS&AD Insurance Group Holdings Inc.	78,400	3,237,507
Murata Manufacturing Co. Ltd.	314,500	6,350,422
NEC Corp.	45,800	2,992,787
Nexon Co. Ltd.	63,300	1,010,206
Nidec Corp.	78,600	2,931,530
Nintendo Co. Ltd.	187,000	10,447,856
Nippon Building Fund Inc.	263	1,064,127
Nippon Express Holdings Inc.	13,400	797,586
Nippon Paint Holdings Co. Ltd.	178,000	1,401,986
Nippon Prologis REIT Inc.	451	802,420
Nippon Sanso Holdings Corp.	35,400	897,011
Nippon Steel Corp.	152,086	3,659,898
Nippon Telegraph & Telephone Corp.	5,418,300	6,804,053
Nippon Yusen KK	90,400	3,115,262
Nissan Chemical Corp.	24,600	981,117
Nissan Motor Co. Ltd.	410,600	1,611,944
Nissin Foods Holdings Co. Ltd.	39,000	1,261,704
Nitori Holdings Co. Ltd.	15,000	1,963,226
Nitto Denko Corp.	27,200	2,256,453
Nomura Holdings Inc.	541,900	2,918,752
Nomura Real Estate Holdings Inc.	23,200	634,884
Nomura Real Estate Master Fund Inc.	725	793,342
Nomura Research Institute Ltd.	73,100	2,235,655
NTT Data Group Corp.	116,100	1,672,261
Obayashi Corp.	116,900	1,082,089
Obic Co. Ltd.	12,800	1,966,202
Odakyu Electric Railway Co. Ltd.	59,500	909,189
Oji Holdings Corp.	142,400	556,760
Olympus Corp.	217,800	3,224,238
Omron Corp.	34,100	1,533,315
Ono Pharmaceutical Co. Ltd.	71,600	1,290,528
Open House Group Co. Ltd.	16,000	500,354
Oracle Corp. Japan	7,900	622,592
Oriental Land Co. Ltd./Japan	195,800	7,272,026
ORIX Corp.	213,900	4,130,252
Osaka Gas Co. Ltd.	72,700	1,530,833
Otsuka Corp.	19,200	807,893
Otsuka Holdings Co. Ltd.	74,300	2,920,608
Pan Pacific International Holdings Corp.	69,000	1,491,537
Panasonic Holdings Corp.	403,000	3,795,767
Rakuten Group Inc.(a)	267,000	1,172,866
Recruit Holdings Co. Ltd.	260,700	10,297,315
Renesas Electronics Corp.(a)	270,700	4,441,531
Resona Holdings Inc.	386,300	2,132,476
Ricoh Co. Ltd.	106,300	835,517
Rohm Co. Ltd.	65,000	1,121,850
SBI Holdings Inc.	47,400	1,164,412
SCSK Corp.	26,900	528,171
Secom Co. Ltd.	38,600	2,801,601
Seiko Epson Corp.	50,500	737,169
Sekisui Chemical Co. Ltd.	67,400	962,306
Sekisui House Ltd.	108,600	2,451,557

Security	Shares	Value

Japan (continued)
Seven & i Holdings Co. Ltd.	135,200	$5,339,699
SG Holdings Co. Ltd.	58,100	752,401
Sharp Corp./Japan(a)	49,200	330,836
Shimadzu Corp.	42,200	1,166,913
Shimano Inc.	14,100	2,024,412
Shimizu Corp.	98,000	656,024
Shin-Etsu Chemical Co. Ltd.	329,500	12,969,839
Shionogi & Co. Ltd.	49,100	2,356,624
Shiseido Co. Ltd.	73,100	2,037,786
Shizuoka Financial Group Inc., NVS	81,600	745,824
SMC Corp.	10,500	5,844,767
SoftBank Corp.	524,200	6,964,439
SoftBank Group Corp.	183,900	7,939,074
Sompo Holdings Inc.	55,900	2,898,495
Sony Group Corp.	227,200	22,281,120
Square Enix Holdings Co. Ltd.	14,400	562,698
Subaru Corp.	108,200	2,158,515
SUMCO Corp.	60,600	918,721
Sumitomo Chemical Co. Ltd.	249,400	587,232
Sumitomo Corp.	190,100	4,371,889
Sumitomo Electric Industries Ltd.	126,200	1,677,400
Sumitomo Metal Mining Co. Ltd.	45,200	1,249,268
Sumitomo Mitsui Financial Group Inc.	228,300	11,874,647
Sumitomo Mitsui Trust Holdings Inc.	111,600	2,287,048
Sumitomo Realty & Development Co. Ltd.	50,500	1,588,181
Suntory Beverage & Food Ltd.	23,300	760,157
Suzuki Motor Corp.	67,700	3,040,993
Sysmex Corp.	30,800	1,668,506
T&D Holdings Inc.	95,400	1,579,704
Taisei Corp.	31,600	1,152,091
Takeda Pharmaceutical Co. Ltd.	288,113	8,467,779
TDK Corp.	72,200	3,592,297
Terumo Corp.	121,300	4,106,242
TIS Inc.	40,500	900,794
Tobu Railway Co. Ltd.	34,600	916,321
Toho Co. Ltd./Tokyo	19,500	635,207
Tokio Marine Holdings Inc.	325,700	8,587,869
Tokyo Electric Power Co. Holdings Inc.(a)	270,200	1,438,586
Tokyo Electron Ltd.	85,500	15,866,442
Tokyo Gas Co. Ltd.	71,300	1,637,894
Tokyu Corp.	94,000	1,103,022
TOPPAN Holdings Inc.	47,500	1,309,311
Toray Industries Inc.	247,200	1,235,117
Tosoh Corp.	47,300	609,917
TOTO Ltd.	23,800	644,153
Toyota Industries Corp.	27,200	2,300,552
Toyota Motor Corp.	1,914,100	38,220,395
Toyota Tsusho Corp.	39,100	2,562,279
Trend Micro Inc./Japan(a)	25,400	1,453,118
Unicharm Corp.	72,500	2,494,607
USS Co. Ltd.	41,800	790,497
West Japan Railway Co.	38,900	1,620,166
Yakult Honsha Co. Ltd.	46,300	1,011,265
Yamaha Corp.	25,800	567,356
Yamaha Motor Co. Ltd.	156,000	1,474,472
Yamato Holdings Co. Ltd.	47,900	828,020
Yaskawa Electric Corp.	45,300	1,707,189
Yokogawa Electric Corp.	44,300	870,526
Zensho Holdings Co. Ltd.	17,200	842,262
ZOZO Inc.	23,500	514,568

		678,822,223

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	52,614	$6

Kuwait — 0.2%
Agility Public Warehousing Co. KSC(a)	309,479	582,344
Boubyan Bank KSCP	318,056	633,928
Gulf Bank KSCP	193,536	182,158
Kuwait Finance House KSCP	1,430,546	3,585,669
Mabanee Co. KPSC	120,124	300,798
Mobile Telecommunications Co. KSCP	476,021	813,559
National Bank of Kuwait SAKP	1,327,443	4,226,609

		10,325,065

Malaysia — 0.4%
AMMB Holdings Bhd	139,600	124,984
Axiata Group Bhd	582,100	335,385
CELCOMDIGI Bhd	717,700	642,963
CIMB Group Holdings Bhd	1,107,700	1,458,999
Dialog Group Bhd	747,300	289,009
Gamuda Bhd(b)	101,500	108,367
Genting Bhd	416,800	415,221
Genting Malaysia Bhd	550,800	313,837
Hong Leong Bank Bhd	146,700	595,369
IHH Healthcare Bhd	496,400	640,455
Inari Amertron Bhd	572,900	383,518
IOI Corp. Bhd	620,200	522,922
Kuala Lumpur Kepong Bhd(b)	84,500	396,270
Malayan Banking Bhd	975,600	1,908,271
Malaysia Airports Holdings Bhd	211,200	343,431
Maxis Bhd	599,300	481,467
MISC Bhd	168,200	261,084
MR DIY Group M Bhd(c)	318,700	92,982
Petronas Chemicals Group Bhd	478,500	683,925
Petronas Dagangan Bhd	61,800	278,819
Petronas Gas Bhd	180,600	677,345
PPB Group Bhd	192,800	589,405
Press Metal Aluminium Holdings Bhd	829,400	830,098
Public Bank Bhd	2,650,000	2,456,594
RHB Bank Bhd	385,595	456,157
Sime Darby Bhd	511,200	262,290
Sime Darby Plantation Bhd	413,900	385,977
Telekom Malaysia Bhd	131,500	164,346
Tenaga Nasional Bhd	410,400	930,124

		17,029,614

Mexico — 0.8%
Alfa SAB de CV, Class A	371,500	292,253
America Movil SAB de CV	3,370,274	3,044,927
Arca Continental SAB de CV	80,400	913,519
Banco del Bajio SA(c)	133,600	508,272
Cemex SAB de CV, NVS(a)	2,795,708	2,322,786
Coca-Cola Femsa SAB de CV	90,200	858,738
Fibra Uno Administracion SA de CV	623,900	1,060,646
Fomento Economico Mexicano SAB de CV	351,300	4,764,486
Gruma SAB de CV, Class B	29,315	548,778
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	54,142	495,666
Grupo Aeroportuario del Pacifico SAB de CV, Class B	73,800	1,148,924
Grupo Aeroportuario del Sureste SAB de CV, Class B	40,195	1,171,719
Grupo Bimbo SAB de CV, Series A	269,300	1,228,564
Grupo Carso SAB de CV, Series A1	102,600	961,888
Grupo Financiero Banorte SAB de CV, Class O	466,100	4,740,753
Grupo Financiero Inbursa SAB de CV, Class O(a)	362,500	1,070,977

Security	Shares	Value

Mexico (continued)
Grupo Mexico SAB de CV, Series B	579,729	$2,991,357
Industrias Penoles SAB de CV(a)	34,780	457,375
Kimberly-Clark de Mexico SAB de CV, Class A	351,800	802,059
Operadora De Sites Mexicanos SAB de CV	291,600	316,818
Orbia Advance Corp. SAB de CV	168,400	335,792
Prologis Property Mexico SA de CV	132,408	545,664
Promotora y Operadora de Infraestructura SAB de CV	31,720	312,104
Wal-Mart de Mexico SAB de CV	924,600	3,820,022

		34,714,087

Netherlands — 3.2%
ABN AMRO Bank NV, CVA(c)	85,834	1,263,252
Adyen NV(a)(c)	3,958	4,964,071
Aegon Ltd.	301,617	1,779,370
AerCap Holdings NV(a)	36,350	2,782,956
Akzo Nobel NV	30,841	2,368,973
ASM International NV	8,398	4,654,454
ASML Holding NV	73,081	63,404,190
ASR Nederland NV	27,036	1,274,112
BE Semiconductor Industries NV	14,536	2,184,445
Davide Campari-Milano NV	92,270	934,809
EXOR NV, NVS	18,723	1,811,497
Ferrovial SE	97,163	3,705,333
Heineken Holding NV	22,572	1,893,963
Heineken NV	51,353	5,165,881
IMCD NV	10,516	1,605,170
ING Groep NV	653,118	9,279,804
JDE Peet’s NV	21,279	525,280
Koninklijke Ahold Delhaize NV	173,838	4,888,872
Koninklijke KPN NV	613,932	2,088,438
Koninklijke Philips NV(a)	143,385	3,033,390
NEPI Rockcastle NV	87,596	589,884
NN Group NV	49,547	2,030,844
OCI NV	18,659	532,975
Pepco Group NV(a)	30,809	168,688
Prosus NV	264,245	7,861,732
Qiagen NV, NVS	41,464	1,798,990
Randstad NV	20,048	1,139,933
Universal Music Group NV	147,679	4,353,241
Wolters Kluwer NV	45,135	6,653,668

		144,738,215

New Zealand — 0.1%
Auckland International Airport Ltd.	224,237	1,156,142
EBOS Group Ltd.	28,947	662,895
Fisher & Paykel Healthcare Corp. Ltd.	101,024	1,459,094
Mercury NZ Ltd.	117,078	483,056
Meridian Energy Ltd.	260,835	883,654
Spark New Zealand Ltd.	385,721	1,253,128

		5,897,969

Norway — 0.4%
Adevinta ASA(a)	63,775	685,215
Aker BP ASA	55,062	1,461,432
DNB Bank ASA	169,750	3,299,891
Equinor ASA	161,473	4,620,886
Gjensidige Forsikring ASA	43,442	698,742
Kongsberg Gruppen ASA	18,139	924,424
Mowi ASA	80,358	1,446,470
Norsk Hydro ASA	244,345	1,431,984
Orkla ASA	136,260	1,067,342
Salmar ASA	13,555	752,444
Telenor ASA	120,875	1,341,236

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Yara International ASA	30,274	$1,000,636

		18,730,702

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	36,531	554,175
Credicorp Ltd.	11,880	1,763,348
Southern Copper Corp.	14,677	1,204,982

		3,522,505

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	248,628
Ayala Corp.	36,090	434,855
Ayala Land Inc.	1,357,420	820,297
Bank of the Philippine Islands	317,113	621,406
BDO Unibank Inc.	437,774	1,126,956
International Container Terminal Services Inc.	218,860	946,352
JG Summit Holdings Inc.	732,830	498,577
Jollibee Foods Corp.	113,570	512,422
Manila Electric Co.	13,350	85,902
Metropolitan Bank & Trust Co.	622,428	630,483
PLDT Inc.	16,890	381,952
SM Investments Corp.	36,055	575,607
SM Prime Holdings Inc.	1,990,200	1,210,842
Universal Robina Corp.	111,110	220,360

		8,314,639

Poland — 0.3%
Allegro.eu SA (a)(b)(c)	95,797	723,181
Bank Polska Kasa Opieki SA	32,443	1,247,955
Budimex SA	1,862	319,002
CD Projekt SA	12,184	318,037
Cyfrowy Polsat SA(a)(b)	54,251	146,855
Dino Polska SA(a)(c)	9,810	1,058,770
KGHM Polska Miedz SA	27,470	765,332
LPP SA	207	804,913
mBank SA(a)	2,539	337,493
ORLEN SA	98,358	1,533,640
PGE Polska Grupa Energetyczna SA(a)	166,457	350,516
Powszechna Kasa Oszczednosci Bank Polski SA	154,586	1,961,392
Powszechny Zaklad Ubezpieczen SA	109,043	1,312,895
Santander Bank Polska SA	7,031	851,582

		11,731,563

Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)(e)	4	—
EDP - Energias de Portugal SA	581,612	2,594,244
Galp Energia SGPS SA	84,190	1,325,297
Jeronimo Martins SGPS SA	49,895	1,134,778

		5,054,319

Qatar — 0.2%
Barwa Real Estate Co.	298,500	235,701
Commercial Bank PSQC (The)	590,431	849,472
Dukhan Bank	125,508	134,717
Industries Qatar QSC	284,601	934,722
Masraf Al Rayan QSC	1,025,817	660,811
Mesaieed Petrochemical Holding Co.	774,051	356,715
Ooredoo QPSC	218,915	642,543
Qatar Electricity & Water Co. QSC	125,426	595,752
Qatar Fuel QSC	91,366	393,022
Qatar Gas Transport Co. Ltd.	495,420	471,381
Qatar International Islamic Bank QSC	142,967	408,678
Qatar Islamic Bank SAQ	288,834	1,544,990
Qatar National Bank QPSC	821,944	3,491,800

		10,720,304

Security	Shares	Value

Russia — 0.0%
Alrosa PJSC(d)	504,040	$56
Gazprom PJSC(a)(d)	2,086,234	232
Inter RAO UES PJSC(d)	5,597,000	622
LUKOIL PJSC(d)	71,534	8
MMC Norilsk Nickel PJSC(d)	11,400	1
Mobile TeleSystems PJSC(d)	193,438	22
Moscow Exchange MICEX-RTS PJSC(d)	287,200	32
Novatek PJSC(d)	162,260	18
Novolipetsk Steel PJSC(a)(d)	223,890	25
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC(d)	9,664	1
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(d)	187	2
Polyus PJSC(a)(d)	5,198	1
Rosneft Oil Co. PJSC(d)	165,180	18
Sberbank of Russia PJSC(d)	1,882,550	209
Severstal PAO(a)(d)	30,098	3
Surgutneftegas PJSC(d)	1,575,550	175
Tatneft PJSC(d)	206,881	23
TCS Group Holding PLC, GDR(a)(d)	20,990	2
United Co. RUSAL International PJSC(a)(d)	563,790	63
VK Co. Ltd.(a)(d)	21,979	2
VTB Bank PJSC(a)(d)	493,800,000	55
X5 Retail Group NV, GDR(a)(d)	16,185	2
Yandex NV(a)(d)	54,504	6

		1,579

Saudi Arabia — 1.2%
ACWA Power Co.	17,815	1,137,581
Advanced Petrochemical Co.	31,386	318,337
Al Rajhi Bank	359,913	8,034,305
Alinma Bank	180,125	1,983,944
Almarai Co. JSC	35,704	543,638
Arab National Bank	113,139	752,302
Arabian Internet & Communications Services Co.	3,491	304,592
Bank AlBilad	101,884	1,207,913
Bank Al-Jazira(a)	90,256	484,931
Banque Saudi Fransi	115,116	1,224,285
Bupa Arabia for Cooperative Insurance Co.	15,419	848,959
Co. for Cooperative Insurance (The)	12,569	410,655
Dallah Healthcare Co.	7,921	348,937
Dar Al Arkan Real Estate Development Co.(a)	115,959	400,775
Dr Sulaiman Al Habib Medical Services Group Co.	15,813	1,222,380
Elm Co.	4,881	1,171,653
Etihad Etisalat Co.	69,482	965,311
Jarir Marketing Co.	143,557	583,400
Mobile Telecommunications Co. Saudi Arabia	82,068	291,935
Mouwasat Medical Services Co.	15,773	498,475
Nahdi Medical Co.	4,793	179,733
National Industrialization Co.(a)	52,344	162,979
Power & Water Utility Co. for Jubail & Yanbu	11,428	188,480
Rabigh Refining & Petrochemical Co.(a)	79,475	193,314
Reinet Investments SCA	24,150	605,269
Riyad Bank	255,336	1,927,103
SABIC Agri-Nutrients Co.	40,223	1,371,435
Sahara International Petrochemical Co.	64,321	538,559
Saudi Arabian Mining Co.(a)	243,823	3,008,904
Saudi Arabian Oil Co.(c)	481,813	3,924,892
Saudi Aramco Base Oil Co.	9,047	351,282
Saudi Awwal Bank	168,795	1,612,559
Saudi Basic Industries Corp.	154,900	3,211,014
Saudi Electricity Co.	191,906	968,343
Saudi Industrial Investment Group	51,088	276,065

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Investment Bank (The)	80,209	$333,058
Saudi Kayan Petrochemical Co.(a)	151,256	369,486
Saudi National Bank (The)	522,833	5,646,350
Saudi Research & Media Group(a)	6,207	343,188
Saudi Tadawul Group Holding Co.	8,801	484,665
Saudi Telecom Co.	339,243	3,691,508
Savola Group (The)	45,800	548,975
Yanbu National Petrochemical Co.	42,216	431,782

		53,103,251

Singapore — 0.9%
CapitaLand Ascendas REIT	722,277	1,565,338
CapitaLand Integrated Commercial Trust	959,021	1,429,676
CapitaLand Investment Ltd./Singapore	464,400	1,019,491
City Developments Ltd.	103,400	469,311
DBS Group Holdings Ltd.	332,700	7,880,094
Genting Singapore Ltd.	1,131,200	849,536
Grab Holdings Ltd., Class A(a)	328,452	1,008,348
Jardine Cycle & Carriage Ltd.	22,900	441,879
Keppel Ltd.	274,000	1,455,970
Mapletree Logistics Trust	585,197	672,904
Mapletree Pan Asia Commercial Trust	373,300	404,252
Oversea-Chinese Banking Corp. Ltd.	607,775	5,813,592
Sea Ltd., ADR(a)	67,185	2,562,436
Seatrium Ltd.(a)	7,963,626	591,006
SembCorp. Industries Ltd.	151,000	635,482
Singapore Airlines Ltd.	254,150	1,261,418
Singapore Exchange Ltd.	122,700	856,769
Singapore Technologies Engineering Ltd.	303,700	841,534
Singapore Telecommunications Ltd.	1,464,600	2,613,641
United Overseas Bank Ltd.	229,400	4,835,417
UOL Group Ltd.	70,400	326,908
Wilmar International Ltd.	343,200	840,390

		38,375,392

South Africa — 0.8%
Absa Group Ltd.	141,652	1,236,837
Anglo American Platinum Ltd.	11,683	494,615
Aspen Pharmacare Holdings Ltd.	74,939	776,828
Bid Corp. Ltd.	66,154	1,604,621
Bidvest Group Ltd. (The)	55,738	734,828
Capitec Bank Holdings Ltd.	16,499	1,757,260
Clicks Group Ltd.	51,595	829,323
Discovery Ltd.	90,010	665,995
Exxaro Resources Ltd.	53,409	532,094
FirstRand Ltd.	905,525	3,279,558
Gold Fields Ltd.	162,298	2,394,750
Harmony Gold Mining Co. Ltd.	107,463	671,723
Impala Platinum Holdings Ltd.	151,891	589,588
Kumba Iron Ore Ltd.	11,248	332,234
MTN Group Ltd.	308,961	1,576,613
Naspers Ltd., Class N	34,052	5,705,931
Nedbank Group Ltd.	72,201	838,762
Northam Platinum Holdings Ltd.	66,111	445,377
Old Mutual Ltd.	897,313	597,144
OUTsurance Group Ltd., NVS	84,820	189,596
Pepkor Holdings Ltd.(b)(c)	366,364	377,665
Remgro Ltd.	93,619	788,555
Sanlam Ltd.	285,195	1,088,075
Sasol Ltd.	103,070	895,236
Shoprite Holdings Ltd.	88,100	1,277,515
Sibanye Stillwater Ltd.	554,777	668,583
Standard Bank Group Ltd.	232,469	2,480,083

Security	Shares	Value

South Africa (continued)
Vodacom Group Ltd.	102,068	$508,963
Woolworths Holdings Ltd./South Africa	202,203	749,196

		34,087,548

South Korea — 3.1%
Amorepacific Corp.(a)	5,475	482,949
Celltrion Inc.	27,642	3,709,296
Celltrion Pharm Inc.(a)	4,264	324,829
CJ CheilJedang Corp.	1,791	391,101
CosmoAM&T Co. Ltd.(a)	4,243	419,446
Coway Co. Ltd.(a)	10,565	438,233
DB Insurance Co. Ltd.(a)	8,860	584,457
Doosan Bobcat Inc.	10,525	400,834
Doosan Enerbility Co. Ltd.(a)	80,612	931,226
Ecopro BM Co. Ltd.(a)	9,022	1,432,078
Ecopro Co. Ltd.(a)	3,578	1,334,618
F&F Co. Ltd./New(a)	3,241	172,118
GS Holdings Corp.(a)	8,060	279,515
Hana Financial Group Inc.	49,929	1,785,333
Hankook Tire & Technology Co. Ltd.(a)	16,796	642,852
Hanmi Pharm Co. Ltd.(a)	1,574	381,879
Hanmi Semiconductor Co. Ltd.(a)	7,493	326,768
Hanon Systems	42,005	196,049
Hanwha Aerospace Co. Ltd.(a)	6,995	722,397
Hanwha Ocean Co. Ltd.(a)	11,020	181,100
Hanwha Solutions Corp.(a)	21,940	545,047
HD Hyundai Co. Ltd.	7,857	418,775
HD Hyundai Heavy Industries Co. Ltd.(a)	3,669	312,620
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,792	661,124
HLB Inc.(a)	21,613	1,090,128
HMM Co. Ltd.(a)	41,722	599,645
Hotel Shilla Co. Ltd.	6,760	294,452
HYBE Co. Ltd.(a)	3,790	571,430
Hyundai Engineering & Construction Co. Ltd.(a)	15,111	391,086
Hyundai Glovis Co. Ltd.(a)	3,680	481,869
Hyundai Mipo Dockyard Co. Ltd.(a)	3,660	184,492
Hyundai Mobis Co. Ltd.	10,817	1,695,602
Hyundai Motor Co.	24,576	3,574,585
Hyundai Steel Co.(a)	17,691	443,011
Industrial Bank of Korea(a)	54,041	507,035
JYP Entertainment Corp.(a)	5,998	337,564
Kakao Corp.(a)	56,254	2,199,856
Kakao Pay Corp.(a)	5,005	176,637
KakaoBank Corp.(a)	30,806	626,137
Kangwon Land Inc.(a)	14,772	165,736
KB Financial Group Inc.	68,699	2,915,429
Kia Corp.(a)	46,928	3,604,589
Korea Aerospace Industries Ltd.(a)	14,358	540,964
Korea Electric Power Corp.(a)	45,099	668,769
Korea Investment Holdings Co. Ltd.(a)	7,728	354,840
Korea ZInc Co. Ltd.	1,584	561,148
Korean Air Lines Co. Ltd.(a)	28,789	484,027
Krafton Inc.(a)	5,484	879,395
KT Corp.(a)	5,721	151,538
KT&G Corp.	17,964	1,220,012
Kum Yang Co. Ltd.(a)	5,776	337,436
Kumho Petrochemical Co. Ltd.(a)	2,949	274,989
L&F Co. Ltd.(a)	4,507	480,542
LG Chem Ltd.	8,788	2,849,815
LG Corp.(a)	17,224	1,057,614
LG Display Co. Ltd.(a)	44,694	388,395
LG Electronics Inc.	19,778	1,378,611

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Energy Solution Ltd.(a)	8,280	$2,350,201
LG H&H Co. Ltd.	1,583	358,787
LG Innotek Co. Ltd.	3,085	440,001
LG Uplus Corp.	39,381	301,512
Lotte Chemical Corp.(a)	3,444	336,877
Meritz Financial Group Inc.(a)	18,941	972,432
Mirae Asset Securities Co. Ltd.(a)	50,690	298,043
NAVER Corp.(a)	23,597	3,518,833
NCSoft Corp.(a)	2,679	395,393
Netmarble Corp.(a)(c)	4,521	197,072
NH Investment & Securities Co. Ltd.(a)	27,473	217,979
Orion Corp./Republic of Korea	5,136	355,231
Pearl Abyss Corp.(a)	5,832	142,417
Posco DX Co. Ltd.(a)	8,887	378,734
POSCO Future M Co. Ltd.(a)	5,665	1,067,086
POSCO Holdings Inc.	12,911	4,096,405
Posco International Corp.(a)	9,176	360,183
Samsung Biologics Co. Ltd.(a)(c)	3,160	1,989,132
Samsung C&T Corp.	13,882	1,434,072
Samsung Electro-Mechanics Co. Ltd.	10,047	1,044,897
Samsung Electronics Co. Ltd.	864,089	46,951,856
Samsung Engineering Co. Ltd.(a)	29,559	493,029
Samsung Fire & Marine Insurance Co. Ltd.(a)	5,625	1,113,073
Samsung Heavy Industries Co. Ltd.(a)	118,098	643,647
Samsung Life Insurance Co. Ltd.	13,387	695,663
Samsung SDI Co. Ltd.	9,871	2,739,435
Samsung SDS Co. Ltd.	6,712	763,293
Samsung Securities Co. Ltd.	11,521	323,834
Shinhan Financial Group Co. Ltd.	75,607	2,316,603
SK Biopharmaceuticals Co. Ltd.(a)	6,548	454,812
SK Bioscience Co. Ltd.(a)	4,392	208,728
SK Hynix Inc.	97,566	9,770,322
SK IE Technology Co. Ltd.(a)(c)	6,155	341,153
SK Inc.	6,677	915,274
SK Innovation Co. Ltd.(a)	10,710	933,309
SK Square Co. Ltd.(a)	17,705	687,807
SK Telecom Co. Ltd.	9,890	371,851
SKC Co. Ltd.(a)	4,303	246,703
S-Oil Corp.	8,698	442,208
Woori Financial Group Inc.	94,356	978,316
Yuhan Corp.(a)	11,016	486,899

		140,695,124

Spain — 1.6%
Acciona SA	4,530	585,977
ACS Actividades de Construccion y Servicios SA	40,359	1,592,586
Aena SME SA(c)	12,759	2,257,159
Amadeus IT Group SA	80,678	5,653,944
Banco Bilbao Vizcaya Argentaria SA	1,087,716	10,180,409
Banco Santander SA	2,943,454	11,829,916
CaixaBank SA	746,192	3,181,755
Cellnex Telecom SA(c)	102,338	3,937,696
Corp. ACCIONA Energias Renovables SA	12,330	320,396
EDP Renovaveis SA	62,529	1,012,547
Enagas SA	22,741	370,219
Endesa SA	58,368	1,156,384
Grifols SA(a)	52,713	574,189
Iberdrola SA	1,078,446	12,985,521
Iberdrola SA, NVS	19,011	228,912
Industria de Diseno Textil SA	196,916	8,419,609
Naturgy Energy Group SA	25,709	692,286
Redeia Corp. SA	64,486	1,073,055
Repsol SA	231,501	3,418,872

Security	Shares	Value

Spain (continued)
Telefonica SA	929,914	$3,783,665

		73,255,097

Sweden — 2.0%
Alfa Laval AB	52,857	1,939,472
Assa Abloy AB, Class B	181,786	4,985,612
Atlas Copco AB, Class A	479,716	7,655,986
Atlas Copco AB, Class B	287,455	3,980,663
Beijer Ref AB, Class B	77,401	1,053,814
Boliden AB	48,722	1,293,212
Epiroc AB	119,297	2,107,829
Epiroc AB, Class B	65,262	1,017,558
EQTAB	66,054	1,773,691
Essity AB, Class B	110,091	2,585,299
Evolution AB(c)	33,452	3,905,975
Fastighets AB Balder, Class B(a)	126,387	838,867
Getinge AB, Class B	41,629	889,908
H & M Hennes & Mauritz AB, Class B	120,478	1,699,793
Hexagon AB, Class B	384,058	4,191,450
Holmen AB, Class B	16,336	643,790
Husqvarna AB, Class B	61,135	475,564
Industrivarden AB, Class A	24,072	757,834
Industrivarden AB, Class C	26,210	823,756
Indutrade AB	51,844	1,259,502
Investment AB Latour, Class B	29,939	752,984
Investor AB, Class B	316,694	7,456,486
L E Lundbergforetagen AB, Class B	12,793	667,037
Lifco AB, Class B	43,359	1,046,118
Nibe Industrier AB, Class B	285,737	1,707,330
Saab AB, Class B	16,758	1,079,063
Sagax AB, Class B	39,023	948,310
Sandvik AB	187,787	3,946,510
Securitas AB, Class B	84,290	818,798
Skandinaviska Enskilda Banken AB, Class A	279,127	3,964,200
Skanska AB, Class B	60,513	1,049,271
SKF AB, Class B	63,700	1,255,216
Svenska Cellulosa AB SCA, Class B	111,472	1,517,571
Svenska Handelsbanken AB, Class A	260,394	2,807,134
Swedbank AB, Class A	155,343	3,165,576
Swedish Orphan Biovitrum AB(a)	33,171	931,048
Tele2 AB, Class B	97,382	830,282
Telefonaktiebolaget LM Ericsson, Class B	538,113	2,983,016
Telia Co. AB	420,747	1,085,179
Volvo AB, Class A	36,017	885,483
Volvo AB, Class B	268,227	6,428,146
Volvo Car AB, Class B(a)(b)	102,619	267,528

		89,471,861

Switzerland — 6.7%
ABB Ltd., Registered	286,987	12,142,937
Adecco Group AG, Registered	28,230	1,220,752
Alcon Inc.	89,378	6,727,929
Avolta AG, Registered(a)	17,558	670,801
Bachem Holding AG, Class B	7,123	476,840
Baloise Holding AG, Registered	7,963	1,272,018
Banque Cantonale Vaudoise, Registered	6,332	810,726
Barry Callebaut AG, Registered	686	1,001,976
BKWAG	3,949	627,371
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	192	2,440,118
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,408,420
Cie. Financiere Richemont SA, Class A, Registered	94,191	13,990,617

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Clariant AG, Registered	45,235	$579,084
Coca-Cola HBC AG, Class DI	39,481	1,160,613
DSM-Firmenich AG	33,874	3,581,515
EMS-Chemie Holding AG, Registered	1,353	1,021,400
Geberit AG, Registered	5,958	3,429,591
Givaudan SA, Registered	1,683	6,998,817
Helvetia Holding AG, Registered	5,882	849,481
Holcim AG	92,440	7,060,459
Julius Baer Group Ltd.	37,369	2,034,421
Kuehne + Nagel International AG, Registered	9,802	3,321,698
Logitech International SA, Registered	30,039	2,518,268
Lonza Group AG, Registered	13,489	6,594,849
Nestle SA, Registered	482,816	55,017,138
Novartis AG, Registered	370,574	38,322,435
Partners Group Holding AG	4,114	5,550,506
Roche Holding AG, Bearer	5,656	1,713,358
Roche Holding AG, NVS	126,773	36,094,346
Sandoz Group AG(a)	73,999	2,537,795
Schindler Holding AG, Participation Certificates, NVS	7,883	1,963,566
Schindler Holding AG, Registered	3,789	901,937
SGS SA	26,548	2,453,190
Siemens Energy AG(a)	96,235	1,429,760
SIG Group AG	54,115	1,132,746
Sika AG, Registered	27,139	7,491,933
Sonova Holding AG, Registered	9,080	2,901,936
STMicroelectronics NV	124,948	5,486,155
Straumann Holding AG	20,637	3,134,788
Swatch Group AG (The), Bearer	5,182	1,216,520
Swatch Group AG (The), Registered	8,545	388,789
Swiss Life Holding AG, Registered	5,417	3,890,099
Swiss Prime Site AG, Registered	14,408	1,459,319
Swiss Re AG	53,669	6,145,124
Swisscom AG, Registered	4,597	2,750,309
Temenos AG, Registered	11,391	1,159,267
UBS Group AG, Registered	590,787	17,683,795
VAT Group AG(c)	4,945	2,302,040
Zurich Insurance Group AG	26,578	13,504,003

		299,571,555

Taiwan — 4.5%
Accton Technology Corp.	95,000	1,598,143
Acer Inc.	590,792	867,633
Advantech Co. Ltd.	105,360	1,135,698
Airtac International Group	28,928	866,965
Alchip Technologies Ltd.	14,000	1,736,559
ASE Technology Holding Co. Ltd.	577,762	2,498,112
Asia Cement Corp.	362,440	459,616
Asustek Computer Inc.	127,000	1,803,312
AUO Corp.	1,200,800	701,747
Catcher Technology Co. Ltd.	120,000	745,649
Cathay Financial Holding Co. Ltd.	1,673,019	2,352,649
Chailease Holding Co. Ltd.	272,163	1,506,565
Chang Hwa Commercial Bank Ltd.	849,063	473,993
Cheng Shin Rubber Industry Co. Ltd.	371,000	537,929
China Airlines Ltd.	555,000	360,489
China Development Financial Holding Corp.(a)	2,891,358	1,110,042
China Steel Corp.	2,088,288	1,673,414
Chunghwa Telecom Co. Ltd.	677,000	2,566,446
Compal Electronics Inc.	726,000	832,618
CTBC Financial Holding Co. Ltd.	3,187,036	2,891,315
Delta Electronics Inc.	359,000	3,212,545
E Ink Holdings Inc.	164,000	1,087,600

Security	Shares	Value

Taiwan (continued)
E.Sun Financial Holding Co. Ltd.	2,436,713	$1,923,272
Eclat Textile Co. Ltd.	35,000	610,864
eMemory Technology Inc.	13,000	1,159,463
Eva Airways Corp.	492,000	495,927
Evergreen Marine Corp. Taiwan Ltd.	178,200	854,748
Far Eastern New Century Corp.	535,000	527,855
Far EasTone Telecommunications Co. Ltd.	283,000	726,410
Feng TAY Enterprise Co. Ltd.	92,512	476,994
First Financial Holding Co. Ltd.	1,962,700	1,665,586
Formosa Chemicals & Fibre Corp.	625,340	1,128,969
Formosa Petrochemical Corp.	229,000	543,867
Formosa Plastics Corp.	681,960	1,567,175
Fubon Financial Holding Co. Ltd.	1,392,895	2,863,164
Gigabyte Technology Co. Ltd.	104,000	1,029,141
Global Unichip Corp.	18,000	883,740
Globalwafers Co. Ltd.	41,000	757,459
Hon Hai Precision Industry Co. Ltd.	2,202,377	7,204,467
Hotai Motor Co. Ltd.	55,080	1,115,813
Hua Nan Financial Holdings Co. Ltd.	1,596,529	1,099,767
Innolux Corp.	1,536,150	798,922
Inventec Corp.	526,000	923,823
Largan Precision Co. Ltd.	19,000	1,506,409
Lite-On Technology Corp.	385,000	1,333,298
MediaTek Inc.	280,000	8,640,133
Mega Financial Holding Co. Ltd.	2,038,968	2,449,250
Micro-Star International Co. Ltd.	136,000	788,804
momo.com Inc.	20,020	277,897
Nan Ya Plastics Corp.	892,840	1,730,332
Nan Ya Printed Circuit Board Corp.	41,000	295,997
Nanya Technology Corp.	231,000	506,644
Nien Made Enterprise Co. Ltd.	42,000	448,995
Novatek Microelectronics Corp.	109,000	1,775,577
Parade Technologies Ltd.	17,000	603,111
Pegatron Corp.	348,000	917,387
PharmaEssentia Corp.(a)	43,000	431,760
Pou Chen Corp.	391,000	393,615
Powerchip Semiconductor Manufacturing Corp.	644,000	553,728
President Chain Store Corp.	85,000	716,665
Quanta Computer Inc.	498,000	3,937,693
Realtek Semiconductor Corp.	91,000	1,361,851
Ruentex Development Co. Ltd.	308,700	351,647
Shanghai Commercial & Savings Bank Ltd. (The)	678,784	959,353
Shin Kong Financial Holding Co. Ltd.(a)	2,320,983	621,448
Silergy Corp.	67,000	824,551
SinoPac Financial Holdings Co. Ltd.	2,137,690	1,308,207
Synnex Technology International Corp.	281,750	646,891
Taishin Financial Holding Co. Ltd.	2,069,840	1,133,882
Taiwan Business Bank	901,648	384,243
Taiwan Cement Corp.	1,198,553	1,219,807
Taiwan Cooperative Financial Holding Co. Ltd.	1,990,906	1,615,215
Taiwan High Speed Rail Corp.	378,000	356,660
Taiwan Mobile Co. Ltd.	234,000	731,447
Taiwan Semiconductor Manufacturing Co. Ltd.	4,447,000	89,022,234
Unimicron Technology Corp.	264,000	1,481,113
Uni-President Enterprises Corp.	895,972	2,070,486
United Microelectronics Corp.	2,045,000	3,185,411
Vanguard International Semiconductor Corp.	169,000	396,536
Voltronic Power Technology Corp.	13,000	555,917
Walsin Lihwa Corp.	496,754	560,878
Wan Hai Lines Ltd.	123,435	192,719
Winbond Electronics Corp.	629,562	547,225
Wistron Corp.	487,000	1,783,064

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Wiwynn Corp.	19,000	$1,339,515
WPG Holdings Ltd.	368,000	1,024,476
Yageo Corp.	65,898	1,159,087
Yang Ming Marine Transport Corp.	384,000	585,533
Yuanta Financial Holding Co. Ltd.	1,769,721	1,525,666
Zhen Ding Technology Holding Ltd.	133,000	428,172

		204,056,994

Thailand — 0.5%
Advanced Info Service PCL, NVDR	246,200	1,518,410
Airports of Thailand PCL, NVDR	870,800	1,466,301
Asset World Corp. PCL, NVDR(b)	2,921,300	328,160
Bangkok Dusit Medical Services PCL, NVDR	2,016,500	1,563,065
Bangkok Expressway & Metro PCL, NVDR	1,562,500	323,562
Banpu PCL, NVDR	727,620	127,019
Berli Jucker PCL, NVDR	375,800	250,448
BTS Group Holdings PCL, NVDR(b)	3,008,300	508,317
Bumrungrad Hospital PCL, NVDR	58,500	395,790
Central Pattana PCL, NVDR	508,900	927,701
Charoen Pokphand Foods PCL, NVDR	1,092,400	573,160
CP ALL PCL, NVDR	1,182,600	1,740,907
CP Axtra PCL	429,500	344,296
Delta Electronics Thailand PCL, NVDR	603,400	1,335,335
Global Power Synergy PCL, NVDR	311,700	431,717
Gulf Energy Development PCL, NVDR	430,100	526,802
Indorama Ventures PCL, NVDR(b)	494,788	329,107
Intouch Holdings PCL, NVDR	301,600	626,308
Kasikornbank PCL, NVDR	115,500	391,205
Krungthai Card PCL, NVDR(b)	316,500	390,207
Land & Houses PCL, NVDR	2,056,500	443,741
Minor International PCL, NVDR	751,920	646,483
Osotspa PCL, NVDR	299,100	175,359
PTT Exploration & Production PCL, NVDR	281,399	1,187,591
PTT Global Chemical PCL, NVDR	455,901	429,878
PTT Oil & Retail Business PCL, NVDR	86,968	43,825
PTT Public Co. Ltd., NVDR	2,006,700	1,904,916
SCB X PCL, NVS	169,700	496,709
Siam Cement PCL (The), NVDR	146,800	1,117,405
Thai Oil PCL, NVDR	392,000	603,084
True Corp. PCL(a)	2,280,996	387,869

		21,534,677

Turkey — 0.2%
Akbank TAS	649,098	844,937
Aselsan Elektronik Sanayi Ve Ticaret AS	252,684	421,348
BIM Birlesik Magazalar AS	88,206	1,106,098
Eregli Demir ve Celik Fabrikalari TAS(a)	259,119	367,409
Ford Otomotiv Sanayi AS	13,571	394,451
Haci Omer Sabanci Holding AS	177,430	424,049
Hektas Ticaret TAS(a)	192,205	112,632
KOC Holding AS	153,750	812,022
Koza Altin Isletmeleri AS	228,436	156,281
Pegasus Hava Tasimaciligi AS(a)	9,776	241,659
Sasa Polyester Sanayi AS(a)	249,752	316,871
Tofas Turk Otomobil Fabrikasi AS	11,906	96,581
Turk Hava Yollari AO(a)	99,667	893,404
Turkcell Iletisim Hizmetleri AS	216,428	488,915
Turkiye Is Bankasi AS, Class C	640,800	540,321
Turkiye Petrol Rafinerileri AS	183,926	906,174
Turkiye Sise ve Cam Fabrikalari AS	280,548	455,044
Yapi ve Kredi Bankasi AS	529,913	380,610

		8,958,806

Security	Shares	Value

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	562,357	$1,377,969
Abu Dhabi Islamic Bank PJSC	303,694	926,060
Abu Dhabi National Oil Co. for Distribution PJSC	606,609	586,303
Aldar Properties PJSC	744,583	1,033,876
Americana Restaurants International PLC	466,502	395,002
Dubai Islamic Bank PJSC	522,732	899,459
Emaar Properties PJSC	1,189,710	2,405,440
Emirates NBD Bank PJSC	360,944	1,739,394
Emirates Telecommunications Group Co. PJSC	621,592	3,245,929
First Abu Dhabi Bank PJSC	785,261	3,130,592
Multiply Group PJSC(a)	694,948	545,684

		16,285,708

United Kingdom — 9.3%
3i Group PLC	170,518	5,338,055
abrdn PLC	343,434	730,633
Admiral Group PLC	43,014	1,367,722
Anglo American PLC	227,258	5,417,304
Anglogold Ashanti PLC, NVS	77,483	1,386,565
Antofagasta PLC	67,001	1,460,303
Ashtead Group PLC	80,106	5,238,283
Associated British Foods PLC	64,328	1,905,353
AstraZeneca PLC	278,099	36,869,487
Auto Trader Group PLC(c)	176,650	1,625,159
Aviva PLC	515,184	2,812,170
BAE Systems PLC	551,947	8,222,059
Barclays PLC	2,810,153	5,222,184
Barratt Developments PLC	188,738	1,286,312
Berkeley Group Holdings PLC	20,196	1,222,961
BP PLC	3,161,866	18,466,614
British American Tobacco PLC	376,864	11,111,310
BT Group PLC	1,187,900	1,682,935
Bunzl PLC	61,866	2,514,220
Burberry Group PLC	69,335	1,142,081
Centrica PLC	968,188	1,694,377
Coca-Cola Europacific Partners PLC	37,755	2,601,319
Compass Group PLC	310,881	8,562,829
Croda International PLC	26,387	1,597,115
DCC PLC	18,277	1,328,725
Diageo PLC	402,365	14,532,564
Endeavour Mining PLC	25,477	452,571
Entain PLC	112,042	1,364,716
Experian PLC	164,872	6,862,367
Glencore PLC	1,902,945	10,068,402
GSK PLC	734,761	14,531,907
Haleon PLC	957,478	3,889,049
Halma PLC	67,674	1,873,155
Hargreaves Lansdown PLC	62,003	598,293
Hikma Pharmaceuticals PLC	29,501	719,737
HSBC Holdings PLC	3,547,080	27,694,545
Imperial Brands PLC	158,642	3,808,221
Informa PLC	260,315	2,556,697
InterContinental Hotels Group PLC	32,362	3,066,399
Intertek Group PLC	28,850	1,637,545
J Sainsbury PLC	326,183	1,113,641
JD Sports Fashion PLC	458,187	677,069
Kingfisher PLC	383,498	1,066,249
Land Securities Group PLC	112,416	947,746
Legal & General Group PLC	1,063,598	3,421,001
Lloyds Banking Group PLC	11,934,109	6,397,343
London Stock Exchange Group PLC	76,326	8,633,542
M&G PLC	429,870	1,215,400
Melrose Industries PLC	245,459	1,829,525

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Mondi PLC, NVS	79,513	$1,424,843
National Grid PLC	654,101	8,712,039
NatWest Group PLC, NVS	1,023,071	2,887,248
Next PLC	22,872	2,441,735
NMC Health PLC, NVS(d)	14,180	—
Ocado Group PLC(a)	111,150	761,367
Pearson PLC	125,296	1,537,103
Persimmon PLC	59,171	1,089,818
Phoenix Group Holdings PLC	101,256	646,482
Prudential PLC	499,035	5,126,371
Reckitt Benckiser Group PLC	127,642	9,228,631
RELX PLC	343,228	14,166,413
Rentokil Initial PLC	457,344	2,355,205
Rio Tinto PLC	199,958	13,840,976
Rolls-Royce Holdings PLC(a)	1,510,142	5,733,179
Sage Group PLC (The)	185,411	2,760,384
Schroders PLC	129,916	664,663
Segro PLC	209,876	2,330,897
Severn Trent PLC	53,157	1,747,325
Shell PLC	1,206,099	37,391,852
Smith & Nephew PLC	157,182	2,198,191
Smiths Group PLC	62,120	1,273,065
Spirax-Sarco Engineering PLC	13,211	1,662,747
SSE PLC	200,285	4,265,656
St. James’s Place PLC	107,705	886,660
Standard Chartered PLC	422,961	3,196,545
Taylor Wimpey PLC	631,827	1,179,616
Tesco PLC	1,317,536	4,774,249
Unilever PLC	450,373	21,915,247
United Utilities Group PLC	129,128	1,739,194
Vodafone Group PLC	4,070,529	3,460,521
Whitbread PLC	35,929	1,628,588
Wise PLC, Class A(a)	116,604	1,189,349
WPP PLC	195,921	1,894,652

		415,874,570

Total Common Stocks — 98.8% (Cost: $4,200,381,471)		4,439,136,329

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	966,255	2,993,705
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	67,459	624,156
Cia. Energetica de Minas Gerais, Preference Shares, NVS	261,107	607,128
Cia. Paranaense de Energia, Preference Shares, NVS	175,176	358,173
Gerdau SA, Preference Shares, NVS	222,178	943,530
Itau Unibanco Holding SA, Preference Shares, NVS	856,822	5,669,027
Itausa SA, Preference Shares, NVS	935,543	1,888,306
Petroleo Brasileiro SA, Preference Shares, NVS	858,042	7,005,450

		20,089,475
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	25,747	1,105,577

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	92,125	725,838

Security	Shares	Value

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	$983,358
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	22,175	1,882,700
Henkel AG & Co. KGaA, Preference Shares, NVS	28,967	2,220,567
Porsche Automobil Holding SE, Preference Shares, NVS	27,938	1,394,776
Sartorius AG, Preference Shares, NVS	4,782	1,744,486
Volkswagen AG, Preference Shares, NVS	35,388	4,551,429

		12,777,316

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,151,800	128

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,449	393,390
Series 2, Preference Shares, NVS	6,332	559,505
LG Chem Ltd., Preference Shares, NVS	1,392	282,211
Samsung Electronics Co. Ltd., Preference Shares, NVS	143,713	6,288,285

		7,523,391

Total Preferred Stocks — 0.9% (Cost: $35,111,120)		42,221,725

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/19/24, Strike Price BRL 45.35)(a)	593	1,077

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KWR 10070)(a)	14,207	16,819

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	41,299	18,924

Total Rights — 0.0% (Cost: $20,514)		36,820

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	3,748	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.7% (Cost: $4,235,513,105)		4,481,394,874

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	20,575,936	20,588,281

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	3,880,000	$3,880,000

Total Short-Term Securities — 0.6% (Cost: $24,449,256)		24,468,281

Total Investments — 100.3% (Cost: $4,259,962,361)		4,505,863,155

Liabilities in Excess of Other Assets — (0.3)%		(12,038,129)

Net Assets — 100.0%		$4,493,825,026

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$30,996,743	$—	$(10,418,714	)(a)	$4,975	$5,277	$20,588,281	20,575,936	$160,877	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,320,000	—	(3,440,000	)(a)	—	—	3,880,000	3,880,000	203,972		—

					$4,975	$5,277	$24,468,281		$364,849		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	63	03/15/24	$7,034	$243,283
MSCI Emerging Markets Index	58	03/15/24	2,844	(4,546)

				$238,737

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$243,283	$—	$—	$—	$243,283

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,546	$—	$—	$—	$4,546

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$39,179	$—	$—	$—	$39,179

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(496,771)	$—	$—	$—	$(496,771)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,944,915

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$555,120,007	$3,884,014,737	$1,585	$4,439,136,329
Preferred Stocks	20,815,313	21,406,284	128	42,221,725
Rights	20,001	16,819	—	36,820
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	24,468,281	—	—	24,468,281

	$600,423,602	$3,905,437,840	$1,713	$4,505,863,155

Derivative Financial Instruments(a)
Assets
Equity Contracts	$243,283	$—	$—	$243,283

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Equity Contracts	$(4,546)	$—	$—	$(4,546)

	$238,737	$—	$—	238,737

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Ampol Ltd.	745,311	$17,628,450
ANZ Group Holdings Ltd.	9,427,499	166,342,377
APA Group	4,012,763	22,194,965
Aristocrat Leisure Ltd.	1,830,827	52,783,863
ASX Ltd.	607,216	25,959,914
Aurizon Holdings Ltd.	5,772,661	14,229,790
BHP Group Ltd.	15,900,643	486,464,400
BlueScope Steel Ltd.	1,438,938	21,970,149
Brambles Ltd.	4,346,770	41,445,435
CAR Group Ltd.	1,120,007	24,048,018
Cochlear Ltd.	205,563	40,793,755
Coles Group Ltd.	4,192,457	43,506,690
Commonwealth Bank of Australia	5,258,144	400,956,570
Computershare Ltd.	1,784,925	29,564,154
CSL Ltd.	1,515,373	297,585,207
Dexus	3,363,834	17,023,239
Endeavour Group Ltd./Australia	4,456,638	16,310,117
Fortescue Ltd.	5,312,103	102,665,674
Goodman Group	5,361,749	89,000,582
GPT Group (The)	5,991,105	18,107,363
IDP Education Ltd.	826,875	10,588,758
IGO Ltd.	2,134,141	10,374,513
Insurance Australia Group Ltd.	7,558,478	29,670,237
James Hardie Industries PLC(a)	1,376,765	51,725,661
Lottery Corp. Ltd. (The)	6,981,116	22,914,701
Macquarie Group Ltd.	1,151,736	142,112,032
Medibank Pvt Ltd.	8,567,184	21,449,148
Mineral Resources Ltd.	549,419	21,190,434
Mirvac Group	12,340,699	17,343,621
National Australia Bank Ltd.	9,815,461	207,011,971
Northern Star Resources Ltd.	3,594,594	30,833,728
Orica Ltd.	1,424,530	15,024,369
Origin Energy Ltd.	5,396,103	30,116,733
Pilbara Minerals Ltd.(b)	8,941,751	20,366,316
Qantas Airways Ltd.(a)	2,815,187	10,149,767
QBE Insurance Group Ltd.	4,679,632	48,184,214
Ramsay Health Care Ltd.	574,077	19,138,895
REA Group Ltd.	165,753	19,768,807
Reece Ltd.	707,003	10,414,388
Rio Tinto Ltd.	1,164,469	100,199,473
Santos Ltd.	10,171,172	51,404,491
Scentre Group	16,284,414	32,374,187
SEEK Ltd.	1,114,107	18,366,365
Sonic Healthcare Ltd.	1,409,636	29,391,193
South32 Ltd.	14,186,016	30,715,794
Stockland	7,466,295	22,048,791
SunCorp Group Ltd.	3,984,492	36,675,398
Telstra Corp. Ltd.	12,566,388	33,141,749
Transurban Group	9,685,989	85,093,643
Treasury Wine Estates Ltd.	2,511,092	17,608,083
Vicinity Ltd.	12,101,610	16,063,754
Washington H Soul Pattinson & Co. Ltd.	733,803	16,402,799
Wesfarmers Ltd.	3,558,921	134,729,858
Westpac Banking Corp.	11,007,886	172,687,523
WiseTech Global Ltd.	523,556	24,649,593
Woodside Energy Group Ltd.	5,956,287	124,582,973
Woolworths Group Ltd.	3,832,020	89,994,811
Xero Ltd.(a)	451,420	32,312,023

		3,735,401,506

Security	Shares	Value

Austria — 0.2%
Erste Group Bank AG	1,069,833	$46,086,694
OMV AG	460,615	20,502,619
Verbund AG	214,041	17,405,454
voestalpine AG	362,916	10,797,373

		94,792,140

Belgium — 0.9%
Ageas SA/NV	496,373	21,330,137
Anheuser-Busch InBev SA/NV	2,724,747	168,546,285
Argenx SE(a)	185,321	69,983,143
D’ieteren Group	67,370	13,609,583
Elia Group SA/NV	91,958	11,072,233
Groupe Bruxelles Lambert NV	275,280	20,868,890
KBC Group NV	782,949	51,073,012
Lotus Bakeries NV	1,266	10,794,833
Sofina SA(b)	48,190	11,525,268
Syensqo SA(a)	232,620	20,737,366
UCB SA	396,707	37,316,513
Umicore SA	655,178	14,902,980
Warehouses De Pauw CVA	549,748	16,084,058

		467,844,301

Denmark — 3.5%
AP Moller - Maersk A/S, Class A	9,541	17,300,412
AP Moller - Maersk A/S, Class B, NVS	15,480	28,542,009
Carlsberg A/S, Class B	308,026	39,632,915
Coloplast A/S, Class B	427,388	49,265,743
Danske Bank A/S	2,157,631	57,935,536
Demant A/S(a)	311,928	14,129,989
DSV A/S	583,136	104,328,696
Genmab A/S(a)	206,669	57,148,528
Novo Nordisk A/S	10,237,260	1,170,163,706
Novozymes A/S, Class B	1,146,834	58,764,554
Orsted A/S(c)	587,807	33,131,595
Pandora A/S	279,810	40,884,974
Rockwool A/S, Class B	27,845	7,591,295
Tryg A/S	1,109,577	23,716,223
Vestas Wind Systems A/S(a)	3,159,065	89,069,866

		1,791,606,041

Finland — 1.1%
Elisa OYJ	444,870	20,268,927
Fortum OYJ	1,403,136	19,181,073
Kesko OYJ, Class B	854,810	16,694,100
Kone OYJ, Class B	1,066,188	52,777,697
Metso OYJ	2,074,241	20,731,285
Neste OYJ	1,323,364	45,622,333
Nokia OYJ	16,914,160	61,148,463
Nordea Bank Abp	10,043,517	123,760,146
Orion OYJ, Class B	338,106	15,565,619
Sampo OYJ, Class A	1,430,956	59,893,290
Stora Enso OYJ, Class R	1,819,642	23,154,519
UPM-Kymmene OYJ	1,674,227	60,895,353
Wartsila OYJ Abp	1,480,589	21,840,986

		541,533,791

France — 11.8%
Accor SA	621,410	24,541,651
Aeroports de Paris SA	108,323	14,494,678
Air Liquide SA	1,642,972	307,454,770
Airbus SE	1,859,605	296,208,752
Alstom SA(b)	901,319	11,365,999
Amundi SA(c)	189,319	12,805,081
ArcelorMittal SA	1,600,566	44,079,614
Arkema SA	188,294	20,492,595

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
AXA SA	5,710,766	$191,683,631
BioMerieux	128,708	13,852,614
BNP Paribas SA	3,295,281	221,390,707
Bollore SE	2,283,630	15,083,445
Bouygues SA	631,752	23,142,712
Bureau Veritas SA	914,722	24,330,581
Capgemini SE	490,060	108,950,821
Carrefour SA	1,853,290	31,639,917
Cie. de Saint-Gobain	1,439,338	101,770,595
Cie. Generale des Etablissements Michelin SCA	2,128,099	70,658,551
Covivio SA/France	156,209	7,564,248
Credit Agricole SA	3,342,187	47,876,331
Danone SA	2,017,051	134,383,229
Dassault Aviation SA	63,856	12,094,860
Dassault Systemes SE	2,096,188	108,662,750
Edenred SE	782,893	46,761,008
Eiffage SA	228,369	23,894,286
Engie SA	5,729,407	91,512,789
EssilorLuxottica SA	924,894	181,254,254
Eurazeo SE	136,639	11,638,943
Eurofins Scientific SE	423,335	25,491,868
Euronext NV(c)	266,558	23,445,684
Gecina SA	142,567	15,723,227
Getlink SE	1,108,710	19,104,273
Hermes International SCA	99,077	209,018,691
Ipsen SA	117,956	13,600,223
Kering SA	233,517	95,922,570
Klepierre SA	667,185	17,273,868
La Francaise des Jeux SAEM(c)	326,717	13,243,015
Legrand SA	831,287	80,564,680
L’Oreal SA	756,644	362,095,025
LVMH Moet Hennessy Louis Vuitton SE	866,217	720,743,252
Orange SA	5,832,914	69,364,561
Pernod Ricard SA	641,526	105,200,993
Publicis Groupe SA	717,959	71,934,847
Remy Cointreau SA	70,995	7,193,501
Renault SA	597,250	22,492,243
Safran SA	1,072,240	200,196,697
Sanofi SA	3,570,795	357,599,178
Sartorius Stedim Biotech	86,030	23,179,683
Schneider Electric SE	1,707,133	335,366,265
SEB SA	78,082	9,534,619
Societe Generale SA	2,310,657	59,395,484
Sodexo SA	274,419	30,956,917
Teleperformance SE	186,481	29,123,489
Thales SA	330,123	48,281,826
TotalEnergies SE	7,188,877	466,382,596
Unibail-Rodamco-Westfield, New(a)	370,696	26,543,574
Veolia Environnement SA	2,125,946	69,271,486
Vinci SA	1,588,164	200,620,473
Vivendi SE	2,205,312	24,852,891
Worldline SA/France(a)(c)	744,802	10,068,597

		5,963,375,708

Germany — 7.9%
adidas AG	508,181	95,938,468
Allianz SE, Registered	1,265,197	338,030,214
BASF SE	2,799,803	133,841,758
Bayer AG, Registered	3,081,777	95,894,465
Bayerische Motoren Werke AG	1,000,330	104,087,432
Bechtle AG	256,126	13,280,862
Beiersdorf AG	316,018	46,245,964
Brenntag SE	434,948	38,453,749

Security	Shares	Value

Germany (continued)
Carl Zeiss Meditec AG, Bearer	125,868	$13,267,962
Commerzbank AG	3,301,861	37,917,224
Continental AG	344,565	28,147,736
Covestro AG(a)(c)	605,030	31,948,898
Daimler Truck Holding AG	1,677,957	59,965,415
Delivery Hero SE(a)(c)	551,732	12,518,404
Deutsche Bank AG, Registered	6,079,957	78,539,214
Deutsche Boerse AG	596,018	118,690,815
Deutsche Lufthansa AG, Registered(a)	1,876,413	15,603,072
Deutsche Post AG, Registered	3,105,630	148,741,505
Deutsche Telekom AG, Registered	10,153,663	249,250,181
E.ON SE	7,042,791	95,283,864
Evonik Industries AG	728,655	13,404,442
Fresenius Medical Care AG & Co. KGaA	643,333	24,864,563
Fresenius SE & Co. KGaA	1,321,362	37,094,374
GEA Group AG	514,487	20,604,709
Hannover Rueck SE	187,612	44,973,763
Heidelberg Materials AG	446,689	41,249,245
HelloFresh SE(a)	503,198	6,654,669
Henkel AG & Co. KGaA	325,040	22,229,698
Infineon Technologies AG	4,096,629	149,350,489
Knorr-Bremse AG	226,972	14,019,178
LEG Immobilien SE(a)	232,440	19,287,791
Mercedes-Benz Group AG	2,517,039	169,932,293
Merck KGaA	405,507	66,533,760
MTU Aero Engines AG	168,857	38,825,318
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen, Registered	427,510	181,999,098
Nemetschek SE	180,616	16,666,095
Puma SE	330,195	13,288,299
Rational AG	16,071	12,345,509
Rheinmetall AG	136,896	47,936,976
RWE AG	1,983,355	73,236,615
SAP SE	3,275,758	567,513,853
Scout24 SE(c)	245,668	18,088,606
Siemens AG, Registered	2,384,120	426,814,328
Siemens Healthineers AG(c)	884,589	49,228,463
Symrise AG, Class A	415,357	42,853,923
Talanx AG(a)	201,895	14,165,153
Volkswagen AG	93,054	13,137,465
Vonovia SE	2,299,901	71,647,327
Wacker Chemie AG	57,068	6,187,354
Zalando SE(a)(c)	701,136	13,999,322

		3,993,779,880

Hong Kong — 2.0%
AIA Group Ltd.	36,009,200	282,399,125
BOC Hong Kong Holdings Ltd.	11,511,000	27,589,484
Budweiser Brewing Co. APAC Ltd.(c)	5,394,300	8,502,179
CK Asset Holdings Ltd.	6,141,184	27,711,110
CK Hutchison Holdings Ltd.	8,410,184	43,437,087
CK Infrastructure Holdings Ltd.	1,971,292	11,707,190
CLP Holdings Ltd.	5,157,500	41,019,858
ESR Group Ltd.(c)	6,767,400	8,650,584
Futu Holdings Ltd., ADR(a)(b)	184,673	8,627,923
Galaxy Entertainment Group Ltd.	6,791,000	35,244,472
Hang Lung Properties Ltd.	6,163,000	7,154,992
Hang Seng Bank Ltd.	2,378,900	24,764,749
Henderson Land Development Co. Ltd.	4,543,764	11,839,327
HKT Trust & HKT Ltd., Class SS	11,716,440	14,074,488
Hong Kong & China Gas Co. Ltd.	34,781,513	24,751,462
Hong Kong Exchanges & Clearing Ltd.	3,791,200	114,944,628
Hongkong Land Holdings Ltd.	3,431,200	10,710,508

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Jardine Matheson Holdings Ltd.	495,800	$19,908,410
Link REIT	8,033,929	40,295,630
MTR Corp. Ltd.	4,861,000	15,814,339
New World Development Co. Ltd.(b)	4,653,033	5,703,000
Power Assets Holdings Ltd.	4,338,500	25,402,719
Sands China Ltd.(a)	7,595,200	19,935,648
Sino Land Co. Ltd.	11,538,000	12,052,178
SITC International Holdings Co. Ltd.	4,119,000	6,249,936
Sun Hung Kai Properties Ltd.	4,533,000	42,308,238
Swire Pacific Ltd., Class A	1,495,500	11,570,729
Swire Properties Ltd.	3,599,655	6,726,939
Techtronic Industries Co. Ltd.	4,315,533	45,835,727
WH Group Ltd.(c)	25,510,500	15,051,056
Wharf Holdings Ltd. (The)(b)	3,345,168	9,773,537
Wharf Real Estate Investment Co. Ltd.	5,220,912	15,296,401
Xinyi Glass Holdings Ltd.	5,641,000	4,676,525

		999,730,178

Ireland — 0.9%
AIB Group PLC	4,914,354	21,585,926
Bank of Ireland Group PLC	3,314,230	30,477,591
CRH PLC	2,219,504	157,455,202
Flutter Entertainment PLC(a)	554,222	113,757,448
Kerry Group PLC, Class A	490,964	43,761,588
Kingspan Group PLC	483,890	39,299,897
Smurfit Kappa Group PLC	816,807	30,438,137

		436,775,789

Israel — 0.7%
Azrieli Group Ltd.	129,148	8,702,333
Bank Hapoalim BM	3,952,516	33,627,654
Bank Leumi Le-Israel BM	4,775,493	36,270,660
Check Point Software Technologies Ltd.(a)(b)	293,459	46,639,439
CyberArk Software Ltd.(a)(b)	130,639	30,501,594
Elbit Systems Ltd.	83,867	17,300,361
Global-e Online Ltd.(a)(b)	282,894	10,684,906
ICL Group Ltd.	2,419,301	11,003,683
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	3,847,990	18,666,175
Mizrahi Tefahot Bank Ltd.	480,364	17,877,855
Monday.com Ltd.(a)	83,047	17,443,192
Nice Ltd.(a)	198,102	41,102,573
Teva Pharmaceutical Industries Ltd., ADR(a)	3,515,894	42,542,318
Wix.com Ltd.(a)	175,180	22,226,838

		354,589,585

Italy — 2.6%
Amplifon SpA	392,710	12,817,470
Assicurazioni Generali SpA	3,180,016	70,936,355
Banco BPM SpA	3,809,197	20,551,730
DiaSorin SpA	77,210	7,100,152
Enel SpA	25,513,913	174,091,016
Eni SpA	7,413,097	118,174,697
Ferrari NV	395,411	137,894,508
FinecoBank Banca Fineco SpA	1,917,311	27,644,482
Infrastrutture Wireless Italiane SpA(c)	1,059,058	12,806,158
Intesa Sanpaolo SpA	48,749,212	150,210,631
Leonardo SpA	887,232	15,485,802
Mediobanca Banca di Credito Finanziario SpA	1,735,154	22,980,380
Moncler SpA	646,055	39,743,186
Nexi SpA(a)(c)	1,859,454	14,262,871
Poste Italiane SpA(c)	1,643,203	17,818,314
Prysmian SpA	823,947	36,261,769
Recordati Industria Chimica e Farmaceutica SpA	329,039	18,161,066

Security	Shares	Value

Italy (continued)
Snam SpA	6,327,150	$30,901,444
Stellantis NV	6,941,026	152,887,506
Telecom Italia SpA/Milano(a)(b)	31,605,329	9,526,077
Tenaris SA, NVS	1,476,994	23,328,066
Terna - Rete Elettrica Nazionale	4,413,258	37,212,807
UniCredit SpA	5,038,573	147,590,168

		1,298,386,655

Japan — 23.1%
Advantest Corp.	2,400,400	95,530,685
Aeon Co. Ltd.	2,050,800	49,008,328
AGC Inc.	627,900	23,614,215
Aisin Corp.	457,200	17,069,602
Ajinomoto Co. Inc.	1,397,900	57,404,647
ANA Holdings Inc.(a)	488,000	10,783,903
Asahi Group Holdings Ltd.	1,507,100	56,015,804
Asahi Intecc Co. Ltd.	674,200	12,810,399
Asahi Kasei Corp.	3,901,000	29,583,392
Astellas Pharma Inc.	5,668,150	65,991,280
Azbil Corp.	357,500	11,552,499
Bandai Namco Holdings Inc.	1,877,500	40,652,640
BayCurrent Consulting Inc.(b)	409,400	9,518,140
Bridgestone Corp.	1,786,000	77,392,170
Brother Industries Ltd.	712,400	11,934,531
Canon Inc.	3,138,000	86,442,876
Capcom Co. Ltd.	538,800	20,549,168
Central Japan Railway Co.	2,255,500	56,370,893
Chiba Bank Ltd. (The)	1,644,800	12,188,398
Chubu Electric Power Co. Inc.	2,001,100	25,959,642
Chugai Pharmaceutical Co. Ltd.	2,106,700	75,778,460
Concordia Financial Group Ltd.	3,317,500	15,809,362
Dai Nippon Printing Co. Ltd.	678,600	19,638,645
Daifuku Co. Ltd.	950,100	18,735,967
Dai-ichi Life Holdings Inc.	2,941,152	64,507,587
Daiichi Sankyo Co. Ltd.	5,802,185	173,711,814
Daikin Industries Ltd.	827,800	132,640,209
Daito Trust Construction Co. Ltd.	192,100	21,851,473
Daiwa House Industry Co. Ltd.	1,849,500	57,190,132
Daiwa House REIT Investment Corp.	7,253	12,815,330
Daiwa Securities Group Inc.	4,148,400	29,731,010
Denso Corp.	5,922,900	93,037,207
Dentsu Group Inc.	653,200	17,336,756
Disco Corp.	288,200	77,767,594
East Japan Railway Co.	948,800	54,264,359
Eisai Co. Ltd.	788,600	37,134,092
ENEOS Holdings Inc.	8,960,450	36,187,253
FANUC Corp.	2,989,000	82,682,803
Fast Retailing Co. Ltd.	549,000	146,570,244
Fuji Electric Co. Ltd.	393,800	19,721,505
FUJIFILM Holdings Corp.	1,167,700	74,014,546
Fujitsu Ltd.	550,600	76,210,883
GLP J-REIT	14,457	12,907,694
Hamamatsu Photonics KK	438,800	17,334,752
Hankyu Hanshin Holdings Inc.	715,400	21,888,036
Hikari Tsushin Inc.	62,400	10,873,188
Hirose Electric Co. Ltd.	95,148	11,070,734
Hitachi Construction Machinery Co. Ltd.	336,500	9,547,314
Hitachi Ltd.	2,919,800	229,351,308
Honda Motor Co. Ltd.	14,489,400	161,963,381
Hoshizaki Corp.	339,900	12,366,022
Hoya Corp.	1,109,200	140,900,644
Hulic Co. Ltd.	1,200,100	13,251,917
Ibiden Co. Ltd.	352,600	17,742,809

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Idemitsu Kosan Co. Ltd.	3,191,315	$17,721,306
Iida Group Holdings Co. Ltd.	489,780	7,394,178
Inpex Corp.	3,019,343	41,040,286
Isuzu Motors Ltd.	1,823,400	24,880,186
ITOCHU Corp.	3,729,000	169,237,315
Japan Airlines Co. Ltd.	441,200	8,477,996
Japan Exchange Group Inc.	1,562,200	34,574,144
Japan Metropolitan Fund Invest	21,883	14,855,123
Japan Post Bank Co. Ltd.	4,549,800	47,317,220
Japan Post Holdings Co. Ltd.	6,495,300	62,177,438
Japan Post Insurance Co. Ltd.	615,400	11,521,445
Japan Real Estate Investment Corp.	4,003	15,345,663
Japan Tobacco Inc.	3,758,800	99,072,135
JFE Holdings Inc.	1,799,575	28,413,162
JSR Corp.	550,400	15,011,972
Kajima Corp.	1,303,700	23,266,947
Kansai Electric Power Co. Inc. (The)	2,204,500	30,074,090
Kao Corp.	1,457,400	57,665,764
Kawasaki Kisen Kaisha Ltd.	431,200	21,009,695
KDDI Corp.	4,695,200	155,575,620
KDX Realty Investment Corp.	12,864	13,954,117
Keisei Electric Railway Co. Ltd.	404,800	18,317,145
Keyence Corp.	610,692	273,222,304
Kikkoman Corp.	444,600	27,355,447
Kintetsu Group Holdings Co. Ltd.	566,700	17,486,920
Kirin Holdings Co. Ltd.	2,432,700	34,967,523
Kobe Bussan Co. Ltd.	471,600	12,050,654
Koei Tecmo Holdings Co. Ltd.	357,000	4,446,849
Koito Manufacturing Co. Ltd.	649,000	9,935,729
Komatsu Ltd.	2,902,000	82,561,757
Konami Group Corp.	311,900	19,181,286
Kose Corp.	104,300	6,823,582
Kubota Corp.	3,149,300	47,672,416
Kyocera Corp.	4,015,600	58,788,665
Kyowa Kirin Co. Ltd.	837,000	13,184,395
Lasertec Corp.	236,400	61,565,414
LY Corp.	8,366,722	26,029,142
M3 Inc.	1,380,100	21,777,974
Makita Corp.	701,000	18,867,408
Marubeni Corp.	4,491,400	76,608,296
MatsukiyoCocokara & Co.	1,076,000	19,558,206
Mazda Motor Corp.	1,762,600	21,368,784
McDonald’s Holdings Co. Japan Ltd.(b)	269,500	11,999,346
MEIJI Holdings Co. Ltd.	726,408	17,567,893
MINEBEA MITSUMI Inc.	1,134,900	23,458,617
MISUMI Group Inc.	889,900	15,257,240
Mitsubishi Chemical Group Corp.	4,009,100	24,173,830
Mitsubishi Corp.	10,822,000	186,516,545
Mitsubishi Electric Corp.	6,061,400	89,952,988
Mitsubishi Estate Co. Ltd.	3,520,800	48,783,901
Mitsubishi HC Capital Inc.	2,696,100	19,116,546
Mitsubishi Heavy Industries Ltd.	1,002,500	66,870,229
Mitsubishi UFJ Financial Group Inc.	35,820,280	335,512,314
Mitsui & Co. Ltd.	4,086,300	165,728,989
Mitsui Chemicals Inc.	566,000	16,657,528
Mitsui Fudosan Co. Ltd.	2,788,100	69,991,811
Mitsui OSK Lines Ltd.	1,078,800	38,750,998
Mizuho Financial Group Inc.	7,556,416	137,236,300
MonotaRO Co. Ltd.	759,500	7,153,134
MS&AD Insurance Group Holdings Inc.	1,345,288	55,553,311
Murata Manufacturing Co. Ltd.	5,405,400	109,146,494
NEC Corp.	781,900	51,093,024

Security	Shares	Value

Japan (continued)
Nexon Co. Ltd.	1,070,000	$17,076,158
Nidec Corp.	1,307,300	48,758,128
Nintendo Co. Ltd.	3,259,200	182,094,400
Nippon Building Fund Inc.	4,767	19,287,801
Nippon Express Holdings Inc.	235,900	14,041,080
Nippon Paint Holdings Co. Ltd.	2,972,500	23,412,372
Nippon Prologis REIT Inc.	7,023	12,495,332
Nippon Sanso Holdings Corp.	538,900	13,655,350
Nippon Steel Corp.	2,675,435	64,383,427
Nippon Telegraph & Telephone Corp.	93,467,600	117,372,326
Nippon Yusen KK	1,520,000	52,380,506
Nissan Chemical Corp.	394,000	15,713,826
Nissan Motor Co. Ltd.	7,269,600	28,539,177
Nissin Foods Holdings Co. Ltd.	627,000	20,284,312
Nitori Holdings Co. Ltd.	251,100	32,864,397
Nitto Denko Corp.	461,000	38,243,565
Nomura Holdings Inc.	9,412,400	50,696,557
Nomura Real Estate Holdings Inc.	364,500	9,974,799
Nomura Real Estate Master Fund Inc.	13,303	14,557,011
Nomura Research Institute Ltd.	1,217,571	37,237,608
NTT Data Group Corp.	1,976,755	28,472,438
Obayashi Corp.	2,015,800	18,659,329
Obic Co. Ltd.	216,900	33,317,910
Odakyu Electric Railway Co. Ltd.	968,700	14,802,212
Oji Holdings Corp.	2,638,500	10,316,089
Olympus Corp.	3,762,500	55,698,779
Omron Corp.	549,900	24,726,392
Ono Pharmaceutical Co. Ltd.	1,215,600	21,910,129
Open House Group Co. Ltd.	247,900	7,752,357
Oracle Corp. Japan	120,600	9,504,381
Oriental Land Co. Ltd./Japan	3,423,100	127,134,174
ORIX Corp.	3,669,500	70,855,350
Osaka Gas Co. Ltd.	1,172,700	24,693,370
Otsuka Corp.	357,800	15,055,424
Otsuka Holdings Co. Ltd.	1,308,500	51,434,937
Pan Pacific International Holdings Corp.	1,190,900	25,743,070
Panasonic Holdings Corp.	6,918,468	65,163,505
Rakuten Group Inc.(a)(b)	4,640,700	20,385,471
Recruit Holdings Co. Ltd.	4,522,400	178,628,990
Renesas Electronics Corp.(a)	4,607,000	75,589,706
Resona Holdings Inc.	6,654,900	36,736,771
Ricoh Co. Ltd.	1,725,700	13,563,992
Rohm Co. Ltd.	1,084,000	18,709,011
SBI Holdings Inc.	771,880	18,961,738
SCSK Corp.	480,400	9,432,468
Secom Co. Ltd.	658,600	47,801,405
Seiko Epson Corp.	902,600	13,175,621
Sekisui Chemical Co. Ltd.	1,189,800	16,987,415
Sekisui House Ltd.	1,893,700	42,748,751
Seven & i Holdings Co. Ltd.	2,357,080	93,092,443
SG Holdings Co. Ltd.	979,700	12,687,213
Sharp Corp./Japan(a)	804,500	5,409,702
Shimadzu Corp.	741,700	20,509,464
Shimano Inc.	239,600	34,400,643
Shimizu Corp.	1,727,300	11,562,761
Shin-Etsu Chemical Co. Ltd.	5,706,700	224,628,156
Shionogi & Co. Ltd.	818,700	39,294,663
Shiseido Co. Ltd.	1,253,200	34,935,063
Shizuoka Financial Group Inc., NVS	1,446,300	13,219,187
SMC Corp.	179,300	99,806,357
SoftBank Corp.	9,018,900	119,823,690
SoftBank Group Corp.	3,223,300	139,151,803

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sompo Holdings Inc.	964,750	$50,023,675
Sony Group Corp.	3,956,200	387,977,838
Square Enix Holdings Co. Ltd.	264,300	10,327,848
Subaru Corp.	1,927,000	38,442,316
SUMCO Corp.(b)	1,085,600	16,458,150
Sumitomo Chemical Co. Ltd.	4,524,000	10,652,122
Sumitomo Corp.	3,256,800	74,899,355
Sumitomo Electric Industries Ltd.	2,219,400	29,499,379
Sumitomo Metal Mining Co. Ltd.	774,300	21,400,624
Sumitomo Mitsui Financial Group Inc.	3,986,400	207,346,012
Sumitomo Mitsui Trust Holdings Inc.	2,046,120	41,931,664
Sumitomo Realty & Development Co. Ltd.	887,700	27,917,396
Suntory Beverage & Food Ltd.	432,000	14,093,899
Suzuki Motor Corp.	1,154,200	51,845,115
Sysmex Corp.	526,100	28,500,040
T&D Holdings Inc.	1,567,600	25,957,487
Taisei Corp.	552,400	20,139,723
Takeda Pharmaceutical Co. Ltd.	4,964,010	145,894,632
TDK Corp.	1,216,000	60,501,850
Terumo Corp.	2,107,800	71,353,142
TIS Inc.	687,100	15,282,367
Tobu Railway Co. Ltd.	590,900	15,648,958
Toho Co. Ltd./Tokyo	348,300	11,345,783
Tokio Marine Holdings Inc.	5,638,100	148,662,159
Tokyo Electric Power Co. Holdings Inc.(a)	4,786,500	25,484,058
Tokyo Electron Ltd.	1,479,600	274,572,950
Tokyo Gas Co. Ltd.	1,217,800	27,975,134
Tokyu Corp.	1,635,400	19,190,241
TOPPAN Holdings Inc.	763,400	21,042,692
Toray Industries Inc.	4,341,600	21,692,491
Tosoh Corp.	807,300	10,409,843
TOTO Ltd.	434,000	11,746,326
Toyota Industries Corp.	458,800	38,804,892
Toyota Motor Corp.	33,267,120	664,271,695
Toyota Tsusho Corp.	666,400	43,670,142
Trend Micro Inc./Japan(a)	419,500	23,999,328
Unicharm Corp.	1,266,100	43,564,436
USS Co. Ltd.	654,280	12,373,354
West Japan Railway Co.	682,600	28,429,959
Yakult Honsha Co. Ltd.	795,200	17,368,429
Yamaha Corp.	430,400	9,464,735
Yamaha Motor Co. Ltd.	2,800,700	26,471,504
Yamato Holdings Co. Ltd.	876,700	15,155,009
Yaskawa Electric Corp.	750,600	28,287,333
Yokogawa Electric Corp.	707,600	13,904,834
Zensho Holdings Co. Ltd.	287,100	14,058,915
ZOZO Inc.	434,200	9,507,462

		11,714,882,736

Netherlands — 4.9%
ABN AMRO Bank NV, CVA(c)	1,488,993	21,914,080
Adyen NV(a)(c)	68,114	85,427,671
Aegon Ltd.	5,250,319	30,973,924
AerCap Holdings NV(a)	627,159	48,015,293
Akzo Nobel NV	535,102	41,102,506
ASM International NV	147,506	81,752,782
ASML Holding NV	1,264,657	1,097,201,086
ASR Nederland NV	494,938	23,324,692
BE Semiconductor Industries NV	239,847	36,043,795
Davide Campari-Milano NV	1,643,901	16,654,744
EXOR NV, NVS(b)	292,754	28,324,682
Ferrovial SE	1,603,946	61,166,843
Heineken Holding NV	406,549	34,112,561

Security	Shares	Value

Netherlands (continued)
Heineken NV	903,429	$90,880,897
IMCD NV	178,748	27,284,224
ING Groep NV	11,338,646	161,104,754
JDE Peet’s NV	385,076	9,505,741
Koninklijke Ahold Delhaize NV	3,018,515	84,890,154
Koninklijke KPN NV	10,495,211	35,701,985
Koninklijke Philips NV(a)	2,469,209	52,237,492
NN Group NV	846,892	34,712,606
OCI NV	327,615	9,357,990
Prosus NV	4,588,592	136,518,306
Qiagen NV, NVS	691,869	30,017,981
Randstad NV	342,309	19,463,759
Universal Music Group NV	2,571,480	75,801,376
Wolters Kluwer NV	778,518	114,766,817

		2,488,258,741

New Zealand — 0.2%
Auckland International Airport Ltd.	4,145,853	21,375,575
EBOS Group Ltd.	493,674	11,305,288
Fisher & Paykel Healthcare Corp. Ltd.	1,820,500	26,293,551
Mercury NZ Ltd.	2,175,008	8,973,946
Meridian Energy Ltd.	4,017,115	13,609,139
Spark New Zealand Ltd.	5,711,772	18,556,367

		100,113,866

Norway — 0.6%
Adevinta ASA(a)	1,093,576	11,749,658
Aker BP ASA	973,529	25,838,995
DNB Bank ASA	2,881,223	56,010,141
Equinor ASA	2,826,138	80,875,826
Gjensidige Forsikring ASA	617,747	9,936,135
Kongsberg Gruppen ASA	277,747	14,154,915
Mowi ASA	1,455,675	26,202,624
Norsk Hydro ASA	4,142,526	24,277,284
Orkla ASA	2,302,354	18,034,626
Salmar ASA	223,088	12,383,708
Telenor ASA	2,174,187	24,124,902
Yara International ASA	513,445	16,970,716

		320,559,530

Portugal — 0.2%
EDP - Energias de Portugal SA	9,719,078	43,351,332
Galp Energia SGPS SA	1,530,391	24,091,021
Jeronimo Martins SGPS SA	888,155	20,199,594

		87,641,947

Singapore — 1.3%
CapitaLand Ascendas REIT	11,672,900	25,297,824
CapitaLand Integrated Commercial Trust	16,717,125	24,921,327
CapitaLand Investment Ltd./Singapore	8,137,300	17,863,712
City Developments Ltd.	1,563,600	7,096,851
DBS Group Holdings Ltd.	5,681,800	134,575,040
Genting Singapore Ltd.	18,808,000	14,124,885
Grab Holdings Ltd., Class A(a)	5,928,298	18,199,875
Jardine Cycle & Carriage Ltd.	306,800	5,920,021
Keppel Ltd.	4,555,800	24,208,431
Mapletree Logistics Trust	10,858,628	12,486,070
Mapletree Pan Asia Commercial Trust	7,423,000	8,038,470
Oversea-Chinese Banking Corp. Ltd.	10,621,998	101,603,334
Sea Ltd., ADR(a)(b)	1,148,311	43,796,582
Seatrium Ltd.(a)	142,248,184	10,556,692
SembCorp.Industries Ltd.	2,795,100	11,763,145
Singapore Airlines Ltd.(b)	4,656,900	23,113,509
Singapore Exchange Ltd.	2,654,800	18,537,496
Singapore Technologies Engineering Ltd.	4,919,100	13,630,520

56	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications Ltd.	25,660,285	$45,791,874
United Overseas Bank Ltd.	3,966,800	83,614,351
UOL Group Ltd.	1,452,900	6,746,651
Wilmar International Ltd.	5,898,200	14,442,852

		666,329,512

Spain — 2.5%
Acciona SA	75,462	9,761,366
ACS Actividades de Construccion y Servicios SA	671,914	26,514,057
Aena SME SA(c)	234,603	41,502,953
Amadeus IT Group SA	1,409,250	98,760,761
Banco Bilbao Vizcaya Argentaria SA	18,687,871	174,907,943
Banco Santander SA	50,769,065	204,043,879
CaixaBank SA	12,822,480	54,674,929
Cellnex Telecom SA(c)	1,772,907	68,216,787
Corp. ACCIONA Energias Renovables SA	200,810	5,218,063
EDP Renovaveis SA	951,003	15,399,814
Enagas SA	820,886	13,363,845
Endesa SA	988,051	19,575,220
Grifols SA(a)	932,701	10,159,675
Iberdrola SA	18,945,257	228,119,013
Iberdrola SA, NVS	328,971	3,961,129
Industria de Diseno Textil SA	3,412,366	145,903,780
Naturgy Energy Group SA	386,104	10,396,913
Redeia Corp. SA	1,347,914	22,429,450
Repsol SA	4,089,727	60,398,236
Telefonica SA	15,399,556	62,658,222

		1,275,966,035

Sweden — 3.0%
Alfa Laval AB	908,775	33,345,503
Assa Abloy AB, Class B	3,139,816	86,111,709
Atlas Copco AB, Class A	8,425,988	134,473,826
Atlas Copco AB, Class B	4,896,252	67,803,060
Beijer Ref AB, Class B	1,205,438	16,412,027
Boliden AB	857,858	22,769,838
Epiroc AB	2,069,298	36,561,907
Epiroc AB, Class B	1,221,439	19,044,550
EQT AB	1,113,897	29,910,521
Essity AB, Class B	1,912,064	44,901,553
Evolution AB(c)	574,087	67,032,456
Fastighets AB Balder, Class B(a)	2,041,758	13,551,744
Getinge AB, Class B	716,378	15,314,104
H & M Hennes & Mauritz AB, Class B	2,026,288	28,588,376
Hexagon AB, Class B	6,512,640	71,076,256
Holmen AB, Class B	240,730	9,486,997
Husqvarna AB, Class B	1,106,020	8,603,629
Industrivarden AB, Class A	407,017	12,813,704
Industrivarden AB, Class C	457,108	14,366,482
Indutrade AB	855,833	20,791,674
Investment AB Latour, Class B	464,291	11,677,196
Investor AB, Class B	5,429,505	127,836,424
L E Lundbergforetagen AB, Class B	238,004	12,409,720
Lifco AB, Class B	725,099	17,494,393
Nibe Industrier AB, Class B	4,746,958	28,363,932
Saab AB, Class B	252,472	16,256,910
Sagax AB, Class B	618,387	15,027,615
Sandvik AB	3,344,574	70,289,176
Securitas AB, Class B	1,542,390	14,982,858
Skandinaviska Enskilda Banken AB, Class A	4,977,740	70,694,542
Skanska AB, Class B	1,065,604	18,477,146
SKF AB, Class B	1,067,345	21,032,158
Svenska Cellulosa AB SCA, Class B	1,897,755	25,835,880

Security	Shares	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A	4,568,934	$49,254,624
Swedbank AB, Class A	2,659,542	54,196,087
Swedish Orphan Biovitrum AB(a)	610,647	17,139,719
Tele2 AB, Class B	1,670,709	14,244,517
Telefonaktiebolaget LM Ericsson, Class B	9,172,776	50,849,060
Telia Co. AB	7,379,000	19,031,710
Volvo AB, Class A	630,907	15,510,940
Volvo AB, Class B	4,733,781	113,446,578
Volvo Car AB, Class B(a)	1,865,075	4,862,253

		1,541,873,354

Switzerland — 10.3%
ABB Ltd., Registered	5,017,759	212,310,428
Adecco Group AG, Registered	500,697	21,651,671
Alcon Inc.	1,567,289	117,977,672
Avolta AG, Registered(a)	301,174	11,506,303
Bachem Holding AG, Class B	103,312	6,916,090
Baloise Holding AG, Registered	143,530	22,927,641
Banque Cantonale Vaudoise, Registered	94,365	12,082,152
Barry Callebaut AG, Registered	10,886	15,900,168
BKW AG	66,165	10,511,527
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,072	39,041,889
Chocoladefabriken Lindt & Spruengli AG, Registered	345	43,731,845
Cie. Financiere Richemont SA, Class A, Registered	1,632,813	242,529,131
Clariant AG, Registered	674,005	8,628,393
Coca-Cola HBC AG, Class DI	695,716	20,451,786
DSM-Firmenich AG	581,543	61,486,839
EMS-Chemie Holding AG, Registered	21,923	16,549,994
Geberit AG, Registered	105,040	60,463,957
Givaudan SA, Registered	28,964	120,447,854
Helvetia Holding AG, Registered	114,027	16,467,830
Holcim AG	1,634,749	124,860,206
Julius Baer Group Ltd.	661,553	36,015,870
Kuehne + Nagel International AG, Registered	169,927	57,584,800
Logitech International SA, Registered	515,629	43,226,864
Lonza Group AG, Registered	233,237	114,030,896
Nestle SA, Registered	8,375,663	954,411,210
Novartis AG, Registered	6,429,852	664,934,902
Partners Group Holding AG	71,181	96,035,623
Roche Holding AG, Bearer	100,393	30,411,794
Roche Holding AG, NVS	2,203,881	627,480,961
Sandoz Group AG(a)	1,283,783	44,027,317
Schindler Holding AG, Participation Certificates, NVS	127,281	31,704,260
Schindler Holding AG, Registered	73,350	17,460,294
SGS SA	469,329	43,368,735
Siemens Energy AG(a)	1,629,558	24,210,288
SIG Group AG	955,604	20,002,895
Sika AG, Registered	478,178	132,004,777
Sonova Holding AG, Registered	161,459	51,601,733
STMicroelectronics NV	2,143,565	94,118,596
Straumann Holding AG	350,009	53,166,844
Swatch Group AG (The), Bearer	88,999	20,893,303
Swatch Group AG (The), Registered	161,650	7,354,920
Swiss Life Holding AG, Registered	95,069	68,271,710
Swiss Prime Site AG, Registered	240,112	24,319,826
Swiss Re AG	943,374	108,016,733
Swisscom AG, Registered	80,994	48,457,378
Temenos AG, Registered	199,641	20,317,544
UBS Group AG, Registered	10,316,856	308,810,394

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
VAT Group AG(c)	84,425	$39,302,270
Zurich Insurance Group AG	457,806	232,606,425

		5,200,592,538

United Kingdom — 14.2%
3i Group PLC	3,049,227	95,455,862
abrdn PLC	6,277,140	13,354,205
Admiral Group PLC	814,483	25,898,218
Anglo American PLC	3,986,223	95,022,315
Antofagasta PLC	1,237,062	26,962,069
Ashtead Group PLC	1,371,799	89,704,527
Associated British Foods PLC	1,087,919	32,223,451
AstraZeneca PLC	4,862,100	644,601,852
Auto Trader Group PLC(c)	2,851,561	26,234,015
Aviva PLC	8,596,661	46,925,509
BAE Systems PLC	9,538,807	142,094,496
Barclays PLC	48,407,824	89,957,578
Barratt Developments PLC	3,080,709	20,996,045
Berkeley Group Holdings PLC	335,273	20,302,331
BP PLC	53,768,651	314,031,316
British American Tobacco PLC	6,664,831	196,503,248
BT Group PLC	21,429,683	30,360,105
Bunzl PLC	1,050,324	42,684,920
Burberry Group PLC	1,193,916	19,666,092
Centrica PLC	17,484,433	30,598,616
Coca-Cola Europacific Partners PLC	641,661	44,210,443
Compass Group PLC	5,385,097	148,325,774
Croda International PLC	434,532	26,300,739
DCC PLC	309,420	22,494,623
Diageo PLC	7,051,881	254,698,879
Endeavour Mining PLC	570,828	10,140,132
Entain PLC	1,985,155	24,179,967
Experian PLC	2,885,421	120,098,119
Glencore PLC	32,940,194	174,285,189
GSK PLC	12,828,607	253,720,768
Haleon PLC	17,357,649	70,502,659
Halma PLC	1,181,416	32,700,516
Hargreaves Lansdown PLC	1,092,292	10,539,978
Hikma Pharmaceuticals PLC	520,152	12,690,176
HSBC Holdings PLC	61,126,805	477,259,902
Imperial Brands PLC	2,706,010	64,958,115
Informa PLC	4,372,144	42,941,226
InterContinental Hotels Group PLC	537,916	50,969,187
Intertek Group PLC	502,241	28,507,534
J Sainsbury PLC	5,064,673	17,291,604
JD Sports Fashion PLC	7,904,188	11,680,128
Kingfisher PLC	6,067,473	16,869,546
Land Securities Group PLC	2,213,579	18,662,022
Legal & General Group PLC	18,411,928	59,220,902
Lloyds Banking Group PLC	200,160,296	107,296,993
London Stock Exchange Group PLC	1,315,265	148,774,939
M&G PLC	7,017,333	19,840,576
Melrose Industries PLC	4,225,851	31,497,325
Mondi PLC, NVS	1,362,259	24,411,171
National Grid PLC	11,553,915	153,887,792
NatWest Group PLC, NVS	18,031,583	50,887,619
Next PLC	374,949	40,028,249
NMC Health PLC, NVS(d)	473,933	6
Ocado Group PLC(a)	1,761,492	12,066,059
Pearson PLC	2,020,245	24,783,915
Persimmon PLC	999,249	18,404,272
Phoenix Group Holdings PLC	2,301,446	14,693,883
Prudential PLC	8,557,006	87,902,419

Security	Shares	Value

United Kingdom (continued)
Reckitt Benckiser Group PLC	2,248,080	$162,538,193
RELX PLC	5,927,053	244,633,534
Rentokil Initial PLC	7,842,082	40,384,726
Rio Tinto PLC	3,532,301	244,503,805
Rolls-Royce Holdings PLC(a)	26,403,425	100,239,284
Sage Group PLC (The)	3,185,911	47,431,592
Schroders PLC	2,475,239	12,663,567
Segro PLC	3,718,194	41,294,520
Severn Trent PLC	836,794	27,506,275
Shell PLC	20,758,412	643,558,677
Smith & Nephew PLC	2,714,475	37,961,937
Smiths Group PLC	1,127,005	23,096,433
Spirax-Sarco Engineering PLC	229,582	28,895,379
SSE PLC	3,416,549	72,765,429
St. James’s Place PLC	1,692,138	13,930,192
Standard Chartered PLC	7,419,088	56,070,063
Taylor Wimpey PLC	10,824,654	20,209,540
Tesco PLC	22,558,747	81,744,314
Unilever PLC	7,843,881	381,684,928
United Utilities Group PLC	2,101,819	28,308,899
Vodafone Group PLC	72,101,481	61,296,388
Whitbread PLC	622,094	28,198,240
Wise PLC, Class A(a)(b)	1,890,487	19,282,783
WPP PLC	3,308,055	31,990,515

		7,181,489,329

Total Common Stocks — 99.3% (Cost: $42,831,846,081)		50,255,523,162

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	185,315	18,107,217
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	357,319	30,337,074
Henkel AG & Co. KGaA, Preference Shares, NVS	529,430	40,585,321
Porsche Automobil Holding SE, Preference Shares, NVS	478,940	23,910,580
Sartorius AG, Preference Shares, NVS(b)	82,249	30,004,640
Volkswagen AG, Preference Shares, NVS	646,841	83,193,471

		226,138,303

Total Preferred Stocks — 0.4% (Cost: $281,203,138)		226,138,303

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	676,786	310,115

Total Rights — 0.0% (Cost: $336,169)		310,115

Total Long-Term Investments — 99.7% (Cost: $43,113,385,388)		50,481,971,580

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	130,963,542	131,042,120

58	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	60,210,000	$60,210,000

Total Short-Term Securities — 0.4% (Cost: $191,150,860)		191,252,120

Total Investments — 100.1% (Cost: $43,304,536,248)		50,673,223,700

Liabilities in Excess of Other Assets — (0.1)%		(39,759,287)

Net Assets — 100.0%		$50,633,464,413

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$125,894,889	$5,109,569	(a)	$—		$13,121	$24,541	$131,042,120	130,963,542	$341,592	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,760,000	—		(550,000	)(a)	—	—	60,210,000	60,210,000	1,646,832		—

						$13,121	$24,541	$191,252,120		$1,988,424		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	230	03/07/24	$39,476	$2,705,928
Euro STOXX 50 Index	1,181	03/15/24	59,377	1,148,716
FTSE 100 Index	318	03/15/24	30,627	(74,752)
SPI 200 Index	145	03/21/24	17,971	258,790

				$4,038,682

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,113,434	$—	$—	$—	$4,113,434

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$74,752	$—	$—	$—	$74,752

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$8,450,400	$—	$—	$—	$8,450,400

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,996,837)	$—	$—	$—	$(1,996,837)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$184,106,427

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$595,245,433	$49,660,277,723	$6	$50,255,523,162
Preferred Stocks	—	226,138,303	—	226,138,303
Rights	310,115	—	—	310,115
Short-Term Securities
Money Market Funds	191,252,120	—	—	191,252,120

	$786,807,668	$49,886,416,026	$6	$50,673,223,700

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,113,434	$—	$4,113,434

60	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Equity Contracts	$—	$(74,752)	$—	$(74,752)

	$—	$4,038,682	$—	4,038,682

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.4%
Abacus Group	1,687,377	$1,200,725
Abacus Storage King	1,687,112	1,256,252
Accent Group Ltd.	1,445,979	1,899,727
Adbri Ltd.(a)	1,486,439	2,956,687
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	1
AGL Energy Ltd.	2,358,839	13,322,592
Alpha HPA Ltd., NVS(a)	2,130,183	1,197,199
ALS Ltd.	1,763,303	14,487,354
Altium Ltd.	464,293	14,915,788
Alumina Ltd.(a)	9,585,144	7,211,034
AMP Ltd.	10,614,864	6,437,593
Ansell Ltd.	487,051	7,660,252
APM Human Services International Ltd.	1,094,184	528,175
ARB Corp. Ltd.	299,327	6,543,392
Arena REIT	1,353,871	3,069,773
Atlas Arteria Ltd.	4,455,361	15,706,928
AUB Group Ltd.	396,349	7,887,387
Audinate Group Ltd.(a)	291,910	3,142,632
Aussie Broadband Ltd.(a)	835,859	2,092,661
Austal Ltd.	1,187,876	1,575,877
Australian Agricultural Co. Ltd.(a)	718,883	688,570
Australian Clinical Labs Ltd.(c)	467,465	917,014
AVZ Minerals Ltd.(a)(b)(c)	10,717,468	3,290,599
Bank of Queensland Ltd.(c)	2,514,941	9,873,557
Bapcor Ltd.	1,316,045	4,817,394
Beach Energy Ltd.	6,133,322	6,581,891
Bega Cheese Ltd.	1,049,895	2,558,685
Bellevue Gold Ltd.(a)	4,411,469	3,816,005
Bendigo & Adelaide Bank Ltd.	2,175,137	13,896,812
Boral Ltd.(a)	1,061,327	3,657,784
Boss Energy Ltd. (a)	1,540,011	5,572,390
Breville Group Ltd.	385,827	6,818,663
Brickworks Ltd.	292,117	5,575,953
BWP Trust	1,833,816	4,106,342
Calix Ltd.(a)(c)	536,653	589,515
Capricorn Metals Ltd.(a)	1,140,612	3,400,569
Centuria Capital Group	2,511,290	2,801,384
Centuria Industrial REIT	2,087,885	4,423,084
Centuria Office REIT	1,368,678	1,185,039
Cettire Ltd.(a)	948,284	1,928,656
Chalice Mining Ltd.(a)(c)	1,333,876	959,025
Challenger Ltd.	1,728,376	7,332,082
Champion Iron Ltd.	1,484,995	8,146,728
Charter Hall Group	1,813,025	14,141,039
Charter Hall Long Wale REIT	2,548,006	6,204,150
Charter Hall Retail REIT	2,066,350	4,992,420
Charter Hall Social Infrastructure REIT	1,239,469	2,236,103
Cleanaway Waste Management Ltd.	8,149,738	13,796,924
Clinuvel Pharmaceuticals Ltd.	142,755	1,460,392
Codan Ltd./Australia	374,731	1,980,749
Collins Foods Ltd.	429,372	3,366,233
Core Lithium Ltd.(a)(c)	7,251,342	910,731
Coronado Global Resources Inc.(d)	2,897,122	3,081,602
Corporate Travel Management Ltd.	475,546	6,290,579
Costa Group Holdings Ltd.	1,514,581	3,151,231
Credit Corp. Group Ltd.	258,377	2,872,422
Cromwell Property Group	5,595,319	1,509,323
CSR Ltd.	1,803,972	8,123,228
Data#3 Ltd.	551,872	3,509,680
De Grey Mining Ltd.(a)	5,518,376	4,391,432

Security	Shares	Value

Australia (continued)
Deep Yellow Ltd.(a)(c)	2,757,680	$2,604,459
Deterra Royalties Ltd.	1,624,217	5,849,525
Dexus Industria REIT	753,552	1,376,787
Dicker Data Ltd.	270,670	1,991,263
Domain Holdings Australia Ltd.	963,490	2,090,720
Domino’s Pizza Enterprises Ltd.	256,821	6,605,805
Downer EDI Ltd.	2,542,259	6,923,714
Eagers Automotive Ltd.	593,200	5,469,894
Elders Ltd.	607,938	3,551,467
Evolution Mining Ltd.	7,240,530	15,167,058
EVT Ltd.	354,493	2,891,865
Firefinch Ltd.(a)(b)(c)	4,681,624	399,279
FleetPartners Group Ltd., NVS(a)	1,021,507	2,039,820
Flight Centre Travel Group Ltd.	671,400	9,275,986
G8 Education Ltd.	2,822,119	1,953,849
Genesis Minerals Ltd.(a)(c)	3,689,667	3,911,332
Gold Road Resources Ltd.	4,135,023	4,085,599
GrainCorp Ltd., Class A	869,280	4,567,103
Growthpoint Properties Australia Ltd.	1,140,120	1,784,319
GUD Holdings Ltd.	548,150	4,350,991
Hansen Technologies Ltd.	650,881	2,186,597
Harvey Norman Holdings Ltd.	2,155,595	6,194,766
Healius Ltd.(a)	2,189,640	1,969,914
HealthCo REIT	1,739,541	1,549,850
Helia Group Ltd.	1,295,130	4,164,624
HMC Capital Ltd.	857,845	3,402,337
HomeCo Daily Needs REIT	6,383,263	5,254,759
HUB24 Ltd.	294,317	7,112,459
Iluka Resources Ltd.	1,654,078	7,725,506
Imdex Ltd.	1,874,165	2,067,832
Incitec Pivot Ltd.	7,440,908	12,994,655
Ingenia Communities Group	1,566,556	4,537,601
Inghams Group Ltd.	1,448,852	4,054,323
Insignia Financial Ltd.	2,044,945	2,839,487
Integral Diagnostics Ltd.(c)	738,641	954,633
IPH Ltd.	833,294	3,708,189
IRESS Ltd.	721,159	3,828,918
JB Hi-Fi Ltd.	420,847	15,656,544
Johns Lyng Group Ltd.	843,241	3,721,820
Judo Capital Holdings Ltd.(a)(c)	2,422,128	1,855,285
Jumbo Interactive Ltd.	200,362	2,054,608
Karoon Energy Ltd.(a)	3,065,059	3,856,362
Kelsian Group Ltd.	682,239	3,173,098
Latin Resources Ltd., NVS(c)	8,985,266	988,826
Lendlease Corp. Ltd.	2,508,041	12,039,804
Leo Lithium Ltd.(a)(b)	4,370,759	1,303,250
Lifestyle Communities Ltd.	338,367	3,937,699
Link Administration Holdings Ltd.	1,957,869	2,774,035
Liontown Resources Ltd.(a)(c)	4,661,163	3,103,758
Lovisa Holdings Ltd.	250,233	3,722,839
Lynas Rare Earths Ltd.(a)(c)	3,578,499	13,606,454
MA Financial Group Ltd.	433,622	1,652,292
Maas Group Holdings Ltd.(c)	370,096	983,346
Mader Group Ltd.(c)	126,356	533,783
Magellan Financial Group Ltd.	694,463	4,070,516
McMillan Shakespeare Ltd.	211,811	2,385,082
Megaport Ltd.(a)(c)	591,527	4,830,532
Metcash Ltd.	3,527,408	8,367,586
Monadelphous Group Ltd.	353,622	3,169,030
Mount Gibson Iron Ltd.(a)	2,610,143	901,497
Nanosonics Ltd.(a)(c)	964,696	1,851,245
National Storage REIT	4,667,669	7,000,162

62	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Netwealth Group Ltd.	474,750	$5,156,565
Neuren Pharmaceuticals Ltd., NVS(a)	436,465	6,686,951
New Hope Corp. Ltd.	2,105,357	7,363,778
NEXTDC Ltd.(a)	1,978,117	17,908,205
nib holdings Ltd.	1,844,712	9,756,419
Nick Scali Ltd.	260,116	2,103,042
Nickel Industries Ltd.	6,567,191	3,365,684
Nine Entertainment Co. Holdings Ltd.	5,510,457	7,069,896
NRW Holdings Ltd.	1,548,556	2,736,447
Nufarm Ltd./Australia	1,394,687	5,027,308
Objective Corp. Ltd.	123,534	991,174
oOh!media Ltd.	2,186,647	2,282,403
Orora Ltd.	5,160,907	9,380,372
Paladin Energy Ltd.(a)	10,860,717	9,099,438
Pepper Money Ltd./Australia	607,357	529,947
Perenti Ltd.(a)	3,067,482	1,631,283
Perpetual Ltd.	431,870	7,267,272
Perseus Mining Ltd.	5,291,818	6,231,107
PEXA Group Ltd.(a)	510,356	3,813,878
Pinnacle Investment Management Group Ltd.	551,133	3,635,607
Platinum Asset Management Ltd.	1,679,358	1,286,338
PolyNovo Ltd.(a)	2,311,772	2,840,894
Premier Investments Ltd.	335,968	6,117,025
Pro Medicus Ltd.	200,763	13,226,066
PWR Holdings Ltd.	305,397	2,093,717
Qube Holdings Ltd.	6,430,071	13,670,679
Ramelius Resources Ltd.	4,150,761	4,311,277
Red 5 Ltd.(a)	9,937,207	2,038,326
Redox Ltd./Australia, NVS	703,096	1,051,687
Region RE Ltd.	4,524,041	6,660,788
Regis Resources Ltd.(a)	3,057,279	4,169,724
Reliance Worldwide Corp. Ltd.	3,025,938	8,273,206
Resolute Mining Ltd.(a)	8,312,044	2,334,997
Rural Funds Group	1,436,564	1,942,583
Sandfire Resources Ltd.(a)	1,747,128	8,210,782
Sayona Mining Ltd.(a)(c)	34,247,691	879,989
Select Harvests Ltd.(a)(c)	435,489	1,062,814
Seven Group Holdings Ltd.	631,963	14,791,169
Sigma Healthcare Ltd.	5,010,239	3,384,518
Silex Systems Ltd.(a)(c)	658,409	2,194,405
Silver Lake Resources Ltd.(a)	3,589,598	2,824,871
Sims Ltd.	634,591	5,943,980
SiteMinder Ltd.(a)	819,626	2,802,142
SmartGroup Corp. Ltd.	486,525	3,066,701
Stanmore Resources Ltd.	1,037,490	2,662,357
Star Entertainment Grp Ltd. (The)(a)	9,610,952	3,487,575
Steadfast Group Ltd.	3,581,075	13,856,516
Strike Energy Ltd.(a)(c)	8,872,219	2,486,097
Super Retail Group Ltd.	607,240	6,266,827
Tabcorp Holdings Ltd.	8,714,026	4,527,049
Technology One Ltd.	1,120,271	11,446,014
Telix Pharmaceuticals Ltd.(a)	923,323	6,884,096
Temple & Webster Group Ltd.(a)(c)	325,246	1,926,658
Tyro Payments Ltd.(a)	1,721,285	1,221,113
Ventia Services Group Pty Ltd.	3,140,606	6,738,092
Viva Energy Group Ltd.(d)	4,152,326	9,458,432
Vulcan Steel Ltd.	259,006	1,252,614
Waypoint REIT Ltd.	2,582,121	4,156,979
Webjet Ltd.(a)	1,492,829	7,242,771
Weebit Nano Ltd.(a)(c)	665,433	1,496,727
West African Resources Ltd.(a)	3,739,231	2,370,040
Westgold Resources Ltd.(a)	1,722,101	2,484,383

Security	Shares	Value

Australia (continued)
Whitehaven Coal Ltd.	3,059,077	$16,723,195
Worley Ltd.	1,417,767	13,615,553
Yancoal Australia Ltd., NVS	1,280,107	4,993,789

		919,537,077

Austria — 1.1%
ams-OSRAM AG(a)(c)	3,946,018	9,235,406
ANDRITZ AG	259,327	15,964,809
AT&S Austria Technologie & Systemtechnik AG(c)	95,994	2,319,070
BAWAG Group AG(d)	300,736	15,483,860
CA Immobilien Anlagen AG	143,455	4,709,349
DO & CO AG(c)	27,998	3,903,210
EVN AG	140,228	3,875,620
Immofinanz AG(a)	132,946	3,155,465
Lenzing AG(a)(c)	72,421	2,422,314
Oesterreichische Post AG	131,946	4,465,518
Palfinger AG	58,855	1,523,155
Porr AG	84,118	1,180,262
Raiffeisen Bank International AG	568,491	11,852,611
Schoeller-Bleckmann Oilfield Equipment AG	39,355	1,869,268
Semperit AG Holding	38,022	595,811
UNIQA Insurance Group AG	490,663	4,116,872
Vienna Insurance Group AG Wiener Versicherung Gruppe	148,887	4,208,093
Wienerberger AG	409,358	13,872,310

		104,753,003

Belgium — 1.4%
Ackermans & van Haaren NV	91,413	15,284,720
Aedifica SA	185,649	12,097,685
Barco NV	267,785	4,448,551
Bekaert SA	140,426	6,848,996
bpost SA	377,936	1,544,703
Cofinimmo SA	142,641	10,366,761
Colruyt Group NV	180,618	8,252,076
Deme Group NV	28,534	3,580,989
Euronav NV	381,375	6,718,078
Fagron	264,003	4,753,741
Galapagos NV(a)(c)	178,446	6,693,992
Intervest Offices & Warehouses NV	112,501	2,528,861
KBC Ancora	135,887	6,258,658
Kinepolis Group NV	51,847	2,295,293
Melexis NV	77,200	6,614,750
Montea NV	54,313	4,661,937
Ontex Group NV(a)(c)	243,341	1,922,800
Proximus SADP	595,578	5,651,634
Recticel SA(c)	155,275	1,919,675
Retail Estates NV	41,049	2,689,131
Shurgard Self Storage Ltd.	107,497	4,985,912
Solvay SA	282,844	7,735,354
Tessenderlo Group SA	97,749	2,798,561
VGP NV	52,903	6,204,936
X-Fab Silicon Foundries SE(a)(c)(d)	212,452	2,041,802
Xior Student Housing NV	108,843	3,259,968

		142,159,564

Denmark — 2.1%
ALK-Abello A/S(a)	511,505	8,254,094
Alm Brand A/S	3,268,294	5,933,162
Amagerbanken A/S(b)	130,550	—
Ambu A/S, Class B(a)(c)	723,361	11,998,419
Bavarian Nordic A/S(a)(c)	303,530	6,973,064
Better Collective A/S(a)	113,990	3,187,490
cBrain A/S(c)	41,132	1,491,143

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Chemometec A/S(c)	59,870	$3,238,181
D/S Norden A/S	86,668	4,663,320
Dfds A/S	135,734	4,598,697
FLSmidth & Co. A/S(c)	197,796	8,120,599
GN Store Nord A/S(a)	524,480	12,368,558
H Lundbeck A/S	1,070,919	5,424,150
H Lundbeck A/S, Class A	183,908	811,462
ISS A/S	607,904	11,502,747
Jyske Bank A/S, Registered	184,683	14,146,091
Matas A/S	136,627	2,449,571
Netcompany Group A/S(a)(c)(d)	173,642	6,926,308
Nilfisk Holding A/S(a)	44,730	788,260
NKT A/S(a)(c)	206,924	14,427,551
NTG Nordic Transport Group A/S, Class A(a)	25,054	1,124,456
Per Aarsleff Holding A/S	66,047	3,040,130
Ringkjoebing Landbobank A/S	105,340	16,978,044
Royal Unibrew A/S	193,524	12,676,891
Scandinavian Tobacco Group A/S, Class A(d)	219,499	3,936,474
Schouw & Co. A/S	49,877	3,988,172
Solar A/S, Class B	19,735	1,285,195
Spar Nord Bank A/S	279,554	4,756,364
Sydbank A/S	219,597	9,745,533
Topdanmark A/S	172,478	7,649,102
TORM PLC, Class A	129,381	4,545,691
Zealand Pharma A/S, Class A(a)	191,753	13,098,960

		210,127,879

Finland — 1.2%
Cargotec OYJ, Class B	146,185	8,310,632
Citycon OYJ	307,768	1,609,482
Finnair OYJ(a)	35,355,555	1,352,590
Huhtamaki OYJ	374,379	14,693,596
Kemira OYJ	412,224	7,715,712
Kempower OYJ(a)(c)	64,387	2,060,370
Kojamo OYJ	475,992	5,643,078
Konecranes OYJ	258,104	11,084,666
Mandatum OYJ(a)	1,545,018	6,975,860
Marimekko OYJ	109,720	1,638,699
Metsa Board OYJ, Class B	624,789	5,032,182
Musti Group OYJ	121,838	3,436,208
Nokian Renkaat OYJ	454,470	4,095,830
Outokumpu OYJ	1,403,990	5,993,239
Puuilo OYJ	235,101	2,264,583
QT Group OYJ(a)(c)	73,960	5,216,809
Revenio Group OYJ	82,370	2,261,487
TietoEVRY OYJ	408,742	9,485,059
TietoEVRY OYJ, New	12,844	296,608
Tokmanni Group Corp.	182,627	3,131,490
Valmet OYJ	604,082	17,097,756
YIT OYJ(c)	474,217	1,010,179

		120,406,115

France — 3.9%
ABC arbitrage	83,506	399,334
Abivax SA, NVS	72,366	944,728
Air France-KLM, NVS(a)(c)	444,432	5,664,800
Altarea SCA	15,256	1,335,460
Alten SA	112,889	17,454,921
Antin Infrastructure Partners SA	128,986	2,371,761
Aperam SA	195,752	6,032,319
Atos SE(a)(c)	434,122	1,853,230
Aubay	28,268	1,255,169
Believe SA(a)(c)	71,120	837,767

Security	Shares	Value

France (continued)
Beneteau SACA	141,210	$1,692,341
Boiron SA	13,589	587,746
Bonduelle SCA	49,102	521,672
Carmila SA	238,967	4,246,205
CGG SA(a)	2,810,097	1,347,697
Cie. des Alpes	83,565	1,361,307
Cie. Plastic Omnium SA	221,082	2,533,921
Clariane SE(c)	299,582	757,086
Coface SA	403,954	5,458,540
Derichebourg SA	346,478	1,787,674
Elior Group SA(a)(c)(d)	468,982	1,355,161
Elis SA	715,017	15,720,982
Equasens	19,934	1,147,083
Eramet SA(c)	32,191	2,217,223
Esker SA(c)	20,691	3,474,623
Etablissements Maurel et Prom SA	219,945	1,303,743
Euroapi SA(a)	200,523	1,340,129
Eutelsat Communications SACA(a)(c)	547,567	1,997,179
Exclusive Networks SA(a)(c)	52,598	1,074,326
Fnac Darty SA	42,718	1,141,211
Forvia SE(a)	603,291	10,368,903
Gaztransport Et Technigaz SA	135,256	18,962,559
ICADE	131,458	4,450,670
ID Logistics Group SACA(a)	10,786	3,846,623
Imerys SA	129,101	4,293,411
Interparfums SA	78,859	4,172,451
IPSOS SA	150,911	9,904,399
JCDecaux SE(a)	243,121	5,049,701
Kaufman & Broad SA	48,427	1,433,541
LISI SA	69,945	1,646,363
Manitou BF SA(c)	45,315	1,016,168
Mercialys SA	360,197	4,097,871
Mersen SA	85,219	3,091,391
Metropole Television SA	92,394	1,310,378
Neoen SA(d)	261,382	7,557,351
Nexans SA	117,704	10,713,216
Nexity SA(c)	171,181	2,853,290
OVH Groupe SAS, NVS(a)(c)	145,600	1,555,218
Peugeot Invest	19,222	2,074,609
Pierre & Vacances SA, NVS(a)	501,676	724,961
Quadient SA	131,671	2,789,715
Rexel SA	935,505	24,915,557
Rubis SCA	372,155	9,410,506
SCOR SE	585,215	17,457,640
Seche Environnement SACA, NVS	8,644	1,076,149
SES SA, Class A	1,469,433	9,015,750
Societe BIC SA	93,587	6,475,521
Societe pour l’Informatique Industrielle, NVS	34,314	2,586,658
SOITEC(a)	96,217	13,906,150
Sopra Steria Group SACA	59,229	13,892,405
SPIE SA	535,959	17,728,219
Television Francaise 1 SA	154,604	1,363,378
Trigano SA	33,421	5,264,490
Ubisoft Entertainment SA(a)(c)	367,205	8,099,838
Valeo SE	792,339	10,342,043
Vallourec SACA(a)(c)	609,203	8,715,377
Valneva SE(a)(c)	398,853	1,625,902
Verallia SA(d)	283,421	9,994,656
Vicat SACA	64,973	2,527,811
Virbac SACA	16,254	5,865,882
Voltalia SA(a)(c)	141,296	1,209,107
VusionGroup(a)	30,630	4,547,974

64	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Waga Energy SA(a)(c)	17,120	$441,446
Wavestone	28,802	1,908,020
Wendel SE	101,997	9,247,307

		378,745,913

Germany — 4.2%
1&1 AG	137,243	2,710,237
About You Holding SE(a)	158,510	697,508
Adesso SE	11,536	1,157,348
Adtran Networks SE(a)	71,981	1,555,798
AIXTRON SE	434,472	16,170,276
Amadeus Fire AG	20,863	2,520,336
Aroundtown SA(a)(c)	3,574,120	7,972,914
Atoss Software AG	15,091	4,134,955
Aurubis AG	121,191	8,717,667
Auto1 Group SE(a)(d)	415,189	1,727,354
BayWa AG(c)	53,844	1,729,579
Befesa SA(d)	138,556	4,868,995
Bertrandt AG	22,435	1,198,940
Bilfinger SE	107,700	4,565,686
Borussia Dortmund GmbH & Co. KGaA(a)	285,080	1,171,174
CANCOM SE	141,241	4,483,495
Ceconomy AG(a)	541,068	1,314,334
Cewe Stiftung & Co. KGaA	19,092	2,080,621
CompuGroup Medical SE & Co. KgaA	102,426	4,391,482
CropEnergies AG(c)	103,337	1,285,416
CTS Eventim AG & Co. KGaA	239,113	16,182,486
CureVac NV(a)	380,461	1,392,748
Datagroup SE	17,442	1,000,912
Dermapharm Holding SE	71,890	3,057,885
Deutsche Pfandbriefbank AG(c)(d)	522,144	3,142,307
Deutz AG	444,619	2,687,105
Duerr AG	199,494	4,561,119
Eckert & Ziegler Strahlen- und Medizintechnik AG	56,136	2,791,996
Elmos Semiconductor SE	30,274	2,114,449
ElringKlinger AG	104,459	575,813
Encavis AG(a)	466,436	6,493,869
Energiekontor AG	26,735	2,183,254
Evotec SE(a)	544,058	8,322,512
Fielmann Group AG	97,463	5,071,237
flatexDEGIRO AG(a)(c)	275,430	3,011,844
Formycon AG(a)	33,915	1,844,723
Fraport AG Frankfurt Airport Services Worldwide(a)	141,983	8,333,264
Freenet AG	455,518	12,587,187
Gerresheimer AG	135,002	13,763,311
GFT Technologies SE	63,609	2,249,252
Grand City Properties SA(a)	269,979	2,620,613
GRENKE AG(c)	108,114	2,618,229
Hamborner REIT AG(c)	273,750	1,934,971
Hamburger Hafen und Logistik AG, NVS	100,550	1,795,480
Heidelberger Druckmaschinen AG(a)	980,728	1,157,819
Hensoldt AG	244,228	7,331,942
Hornbach Holding AG & Co. KGaA	34,051	2,444,825
Hugo Boss AG	216,334	13,511,054
Hypoport SE(a)(c)	17,062	3,624,178
Ionos SE(a)(c)	80,253	1,696,552
Jenoptik AG	198,810	6,208,681
JOST Werke SE(d)	48,928	2,362,773
K+S AG, Registered(c)	732,249	10,270,693
KION Group AG	276,715	12,625,098
Kloeckner & Co. SE	209,411	1,514,487
Knaus Tabbert AG(c)	15,801	701,135
Kontron AG	146,899	3,406,655

Security	Shares	Value

Germany (continued)
Krones AG	54,217	$6,718,835
LANXESS AG	317,484	8,475,653
MBB SE(c)	8,158	789,958
Medios AG(a)	50,397	820,748
METRO AG(a)	415,730	2,802,004
MorphoSys AG(a)(c)	131,481	5,506,655
Mutares SE & Co. KGaA	51,336	2,085,173
Nagarro SE(a)(c)	31,403	3,069,260
Nordex SE(a)(c)	455,843	4,651,094
Norma Group SE	115,258	1,874,336
Northern Data AG(a)(c)	60,647	1,808,618
Patrizia SE	160,408	1,368,599
Pfeiffer Vacuum Technology AG	13,132	2,203,458
PNE AG	131,687	1,897,899
ProSiebenSat.1 Media SE(c)	538,010	3,784,746
PVA TePla AG(a)	81,681	1,848,488
Redcare Pharmacy NV(a)(d)	58,005	8,074,024
SAF-Holland SE	174,120	2,811,472
Salzgitter AG	89,469	2,495,415
Secunet Security Networks AG	6,127	1,097,476
SGL Carbon SE(a)(c)	234,968	1,487,414
Siltronic AG	69,256	6,509,247
Sixt SE(c)	53,196	5,184,269
SMA Solar Technology AG(a)(c)	59,245	3,038,672
Stabilus SE	94,220	6,602,315
Steico SE(c)	20,108	616,443
Stratec SE(c)	28,899	1,319,516
Stroeer SE & Co. KGaA	130,573	7,666,212
Suedzucker AG	233,811	3,299,996
SUESS MicroTec SE	70,026	2,378,956
Synlab AG, NVS	254,960	2,740,749
TAG Immobilien AG(a)	671,763	9,402,554
Takkt AG	94,987	1,387,861
TeamViewer SE(a)(d)	532,797	7,638,520
thyssenkrupp AG	1,910,911	11,793,542
Thyssenkrupp Nucera AG & Co. KGaa(a)	96,668	1,576,513
United Internet AG, Registered(e)	368,320	9,680,418
Varta AG(a)(c)	73,291	1,376,957
VERBIO Vereinigte BioEnergie AG	72,627	1,588,692
Vib Vermoegen AG(a)	30,231	470,457
Vitesco Technologies Group AG(a)	30,731	2,685,700
Vossloh AG	43,853	1,945,235
Wacker Neuson SE	80,953	1,500,064
Wuestenrot & Wuerttembergische AG	102,690	1,486,679

		409,207,465

Hong Kong — 1.4%
ASMPT Ltd.	1,184,200	11,427,975
Bank of East Asia Ltd. (The)	4,156,000	4,726,034
Brightoil Petroleum Holdings Ltd.(b)	12,938,512	17
Cafe de Coral Holdings Ltd.	1,270,000	1,277,391
Champion REIT	8,712,000	2,074,484
Chow Sang Sang Holdings International Ltd.	1,292,000	1,408,026
CITIC Telecom International Holdings Ltd.	6,709,000	2,392,248
Citychamp Watch & Jewellery Group Ltd.(a)	5,546,000	766,145
CK Life Sciences International Holdings Inc.(c)	14,480,000	984,146
C-Mer Eye Care Holdings Ltd.(a)(c)	2,438,000	823,988
Comba Telecom Systems Holdings Ltd.	7,230,000	603,377
Cowell e Holdings Inc.(a)(c)	983,000	2,015,313
Dah Sing Banking Group Ltd.	1,849,200	1,111,653
Dah Sing Financial Holdings Ltd.	716,400	1,442,789
EC Healthcare(c)	1,687,000	248,574
E-Commodities Holdings Ltd.	5,528,000	1,048,813

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Far East Consortium International Ltd.	5,036,500	$812,715
First Pacific Co. Ltd.	9,080,000	3,448,918
Fortune REIT	6,025,000	3,449,902
Fosun Tourism Group(a)(d)	968,000	496,402
Giordano International Ltd.(c)	3,860,000	1,012,158
Guotai Junan International Holdings Ltd.	10,187,000	640,112
Hang Lung Group Ltd.	3,099,000	3,730,648
Health and Happiness H&H International Holdings Ltd.(c)	860,500	1,124,116
HKBN Ltd.(c)	3,224,000	1,339,770
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,596,000	1,141,187
Hysan Development Co. Ltd.	2,445,000	4,220,051
IGG Inc.(a)(c)	2,982,000	1,061,405
Johnson Electric Holdings Ltd.	1,412,250	1,852,006
JS Global Lifestyle Co. Ltd.(c)(d)	5,151,500	796,460
Kerry Logistics Network Ltd.(c)	1,343,388	1,492,577
Kerry Properties Ltd.(c)	2,232,500	3,545,171
Luk Fook Holdings International Ltd.	1,350,000	3,344,527
Man Wah Holdings Ltd.	6,004,000	3,742,617
Melco International Development Ltd.(a)(c)	2,612,000	1,694,089
Melco Resorts & Entertainment Ltd., ADR(a)	839,940	6,559,931
Nissin Foods Co. Ltd.	1,050,000	774,578
NWS Holdings Ltd.	3,742,000	3,251,501
Pacific Basin Shipping Ltd.	20,342,000	5,662,385
PAX Global Technology Ltd.	2,698,000	1,887,715
PCCW Ltd.	16,616,000	8,594,659
Perfect Medical Health Management Ltd.	1,872,000	719,700
Realord Group Holdings Ltd.(a)(c)	1,664,000	1,132,328
Sa Sa International Holdings Ltd.(a)	5,154,000	540,382
Shangri-La Asia Ltd.(a)	4,788,000	2,975,280
Shun Tak Holdings Ltd.(a)	5,044,000	503,612
SJM Holdings Ltd.(a)(c)	9,770,000	2,745,649
SmarTone Telecommunications Holdings Ltd.	1,278,000	639,168
Stella International Holdings Ltd.	1,822,000	2,402,896
SUNeVision Holdings Ltd.	2,382,000	817,319
Texhong Textile Group Ltd.(a)	1,002,000	474,216
Theme International Holdings Ltd.(a)(c)	18,330,000	973,377
United Energy Group Ltd.(c)	30,204,000	3,209,785
United Laboratories International Holdings Ltd. (The)(c)	3,794,000	3,279,724
Value Partners Group Ltd.(c)	4,833,000	1,112,869
Vitasoy International Holdings Ltd.(c)	3,296,000	2,529,940
Viva Goods Co. Ltd.(a)(c)	14,968,000	1,341,465
Vobile Group Ltd.(a)(c)	5,617,000	1,041,812
VSTECS Holdings Ltd.(c)	3,040,000	1,638,078
VTech Holdings Ltd.	659,000	3,816,920
Xinyi Electric Storage Holdings Ltd.(a)	1	—
Yue Yuen Industrial Holdings Ltd.	3,098,500	2,921,969

		132,843,062

Ireland — 0.3%
Cairn Homes PLC	2,531,615	3,884,321
Dalata Hotel Group PLC	806,228	4,186,552
Glanbia PLC	770,980	13,781,099
Glenveagh Properties PLC(a)(d)	2,154,216	2,854,204
Greencore Group PLC(a)	1,937,710	2,514,596
Irish Residential Properties REIT PLC	1,654,535	2,059,814
Origin Enterprises PLC	430,977	1,583,573
Uniphar PLC(a)	888,982	2,699,632

		33,563,791

Security	Shares	Value

Israel — 2.8%
Africa Israel Residences Ltd.	22,481	$1,194,385
Airport City Ltd.(a)	265,820	4,435,460
Alony Hetz Properties & Investments Ltd.(c)	585,292	4,429,848
Amot Investments Ltd.	922,244	4,791,496
Ashtrom Group Ltd.(c)	169,843	2,554,571
Aura Investments Ltd.(c)	350,880	997,404
Azorim-Investment Development & Construction Co. Ltd.(a)	349,523	1,465,983
Bezeq The Israeli Telecommunication Corp. Ltd.	7,454,468	9,860,499
Big Shopping Centers Ltd.(a)(c)	51,781	5,265,237
Blue Square Real Estate Ltd.(c)	23,741	1,523,926
Camtek Ltd./Israel(a)	112,379	8,709,353
Cellcom Israel Ltd.(a)(c)	463,086	1,895,041
Cellebrite DI Ltd.(a)	177,834	1,607,619
Clal Insurance Enterprises Holdings Ltd.(a)(c)	252,777	3,933,094
Danel Adir Yeoshua Ltd.	21,757	1,883,340
Danya Cebus Ltd.	27,367	671,093
Delek Automotive Systems Ltd.	218,415	1,306,794
Delek Group Ltd.	35,884	4,443,577
Delta Galil Ltd.	51,799	2,395,584
Elco Ltd.(c)	34,011	1,049,558
Electra Consumer Products 1970 Ltd.(c)	42,954	915,956
Electra Ltd./Israel	8,085	3,081,481
Electra Real Estate Ltd.(c)	100,045	1,018,056
Energix-Renewable Energies Ltd.	1,073,626	3,916,770
Enlight Renewable Energy Ltd.(a)(c)	448,209	8,096,162
Equital Ltd.(a)(c)	97,789	2,782,939
Fattal Holdings 1998 Ltd.(a)(c)	28,569	3,243,281
FIBI Holdings Ltd.	63,626	2,699,515
First International Bank Of Israel Ltd. (The)	215,733	8,651,567
Fiverr International Ltd.(a)(c)	127,706	3,437,846
Formula Systems 1985 Ltd.	37,654	2,522,300
Fox Wizel Ltd.	30,284	2,145,938
G City Ltd.	334,583	1,070,396
Gav-Yam Lands Corp. Ltd.	—	2
Harel Insurance Investments & Financial Services Ltd.	402,988	3,342,765
Hilan Ltd.	59,529	3,308,912
Inmode Ltd.(a)(c)	302,670	7,170,252
Isracard Ltd.	764,074	2,742,383
Israel Canada T.R Ltd.(c)	557,757	1,881,218
Israel Corp Ltd.(a)	14,903	3,415,398
Isras Holdings Ltd., NVS	11,516	1,102,745
Isras Investment Co. Ltd.	6,555	1,383,689
Ituran Location and Control Ltd.	55,987	1,392,957
Kenon Holdings Ltd./Singapore(c)	81,773	2,019,334
Kornit Digital Ltd.(a)	194,851	3,333,901
Kvutzat Acro Ltd., NVS(c)	61,115	703,211
M Yochananof & Sons Ltd.(c)	18,017	809,536
Magic Software Enterprises Ltd.	94,348	958,029
Matrix IT Ltd.	136,160	2,563,454
Maytronics Ltd.	183,140	2,009,346
Mega Or Holdings Ltd.	90,813	2,075,305
Melisron Ltd.	91,411	6,703,510
Menora Mivtachim Holdings Ltd.	88,826	2,231,399
Migdal Insurance & Financial Holdings Ltd.	1,560,698	1,728,366
Mivne Real Estate KD Ltd.	2,316,094	6,267,044
Nano Dimension Ltd., ADR(a)(c)	960,392	2,304,941
Nano-X Imaging Ltd.(a)(c)	213,669	1,162,359
Naphtha Israel Petroleum Corp. Ltd.	204,623	1,022,448
Nayax Ltd.(a)	28,334	691,957
NEOGAMES SA(a)	52,130	1,458,597

66	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Nova Ltd.(a)	110,386	$15,719,685
Oddity Tech Ltd., NVS(c)	60,558	2,501,045
Oil Refineries Ltd.	9,829,787	3,395,389
One Software Technologies Ltd.	153,519	1,930,043
OPC Energy Ltd.(a)(c)	425,292	3,013,457
OY Nofar Energy Ltd.(a)	58,061	1,475,977
Pagaya Technologies Ltd., NVS	921,103	1,077,691
Partner Communications Co. Ltd.(a)(c)	502,093	2,321,550
Paz Oil Co. Ltd.	39,331	3,233,005
Perion Network Ltd.(a)	179,680	5,330,739
Phoenix Holdings Ltd. (The)	686,412	6,981,194
Prashkovsky Investments and Construction Ltd.(c)	32,077	718,900
Radware Ltd.(a)(c)	151,066	2,761,487
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	36,278	2,029,365
Reit 1 Ltd.	743,450	3,318,834
Retailors Ltd.	71,637	1,423,804
Riskified Ltd.(a)	324,849	1,491,057
Sapiens International Corp. NV	119,529	3,338,463
Sella Capital Real Estate Ltd.	804,726	1,813,253
Shapir Engineering and Industry Ltd.	555,069	3,129,073
Shikun & Binui Ltd.(a)	1,245,220	3,249,317
Shufersal Ltd.(a)(c)	1,007,899	5,407,841
SimilarWeb Ltd.(a)	53,850	334,947
Strauss Group Ltd.(a)	203,346	3,949,262
Summit Real Estate Holdings Ltd.	137,752	1,823,046
Tadiran Group Ltd.(c)	12,534	832,270
Taro Pharmaceutical Industries Ltd.(a)	35,723	1,537,875
Tel Aviv Stock Exchange Ltd.	370,447	2,295,141
Tower Semiconductor Ltd.(a)(c)	421,106	12,008,043
WalkMe Ltd.(a)	83,856	863,717
YH Dimri Construction & Development Ltd.(c)	27,865	2,053,692
ZIM Integrated Shipping Services Ltd.(c)	372,436	5,586,540

		278,724,829

Italy — 3.1%
A2A SpA	6,017,993	11,931,655
ACEA SpA	157,325	2,482,684
Anima Holding SpA(d)	695,412	3,138,705
Arnoldo Mondadori Editore SpA	490,976	1,260,170
Ascopiave SpA	272,720	661,666
Azimut Holding SpA	412,726	11,506,267
Banca Generali SpA	224,435	8,556,111
Banca IFIS SpA	101,015	1,748,447
Banca Mediolanum SpA	851,789	8,716,975
Banca Monte dei Paschi di Siena SpA(a)	3,148,105	11,049,014
Banca Popolare di Sondrio SpA	1,547,963	11,761,433
BFF Bank SpA(d)	698,314	7,546,431
Bio On SpA(b)(c)	19,879	—
BPER Banca	3,797,542	13,697,209
Brembo SpA	577,224	7,109,559
Brunello Cucinelli SpA	130,229	12,910,496
Buzzi SpA	368,890	12,538,568
Carel Industries SpA(d)	166,561	4,033,435
CIR SpA-Compagnie Industriali(a)	4,684,741	2,151,690
Credito Emiliano SpA	325,947	2,962,990
d’Amico International Shipping SA, NVS	160,557	1,071,842
Danieli & C Officine Meccaniche SpA	38,692	1,315,065
Datalogic SpA	93,522	610,863
De’ Longhi SpA	288,924	9,357,999
Digital Value SpA	14,493	1,015,791
El.En. SpA	167,288	1,651,070
Enav SpA(d)	1,040,401	3,850,439

Security	Shares	Value

Italy (continued)
ERG SpA	227,009	$6,656,471
Eurogroup Laminations SpA(a)(c)	314,618	1,024,834
Ferretti SpA, NVS	582,921	1,852,091
Fila SpA	119,208	1,125,958
Fincantieri SpA(a)(c)	2,127,104	1,127,543
GVS SpA(a)(d)	261,910	1,670,423
Hera SpA	3,147,073	11,085,963
Industrie De Nora SpA(c)	122,270	1,923,286
Interpump Group SpA	291,996	14,433,780
Iren SpA	2,498,096	5,242,930
Italgas SpA	1,863,171	10,622,682
Juventus Football Club SpA, NVS(a)(c)	392,379	954,099
Lottomatica Group SpA(a)(c)	255,198	2,963,115
LU-VE SpA, NVS	32,925	830,841
Maire Tecnimont SpA(c)	562,861	2,925,199
MARR SpA	126,467	1,536,598
OVS SpA(d)	792,467	1,887,661
Pharmanutra SpA	14,073	941,588
Piaggio & C SpA	615,679	2,046,677
Pirelli & C SpA(d)	1,152,208	6,244,304
RAI Way SpA(d)	354,790	1,940,113
Reply SpA	86,395	11,845,652
Safilo Group SpA(a)(c)	842,128	1,007,423
Saipem SpA(a)	4,530,424	6,498,525
Salcef Group SpA	72,629	1,844,519
Salvatore Ferragamo SpA(c)	218,254	2,783,755
Sanlorenzo SpA/Ameglia	53,356	2,545,287
Saras SpA(c)	1,997,182	3,381,493
Seco SpA(a)(c)	145,656	488,625
Sesa SpA	29,761	4,038,206
SOL SpA	130,710	3,761,903
Spaxs SpA(c)	218,385	1,204,569
Tamburi Investment Partners SpA	354,788	3,464,356
Technogym SpA(d)	501,577	4,966,994
Technoprobe SpA(a)	577,149	5,737,016
Tinexta SpA	77,996	1,649,396
Tod’s SpA(a)	37,059	1,358,572
Unipol Gruppo SpA	1,515,812	9,412,597
Webuild SpA	1,542,910	3,245,327
Wiit SpA(c)	36,128	720,317
Zignago Vetro SpA	135,391	1,977,984

		305,605,246

Japan — 34.0%
77 Bank Ltd. (The)	202,300	4,865,983
Abalance Corp.	39,600	725,816
ABC-Mart Inc.	375,700	6,511,070
Activia Properties Inc.	2,615	7,121,601
Adastria Co. Ltd.	95,480	2,225,742
ADEKA Corp.	295,200	5,776,088
Advance Logistics Investment Corp.	2,292	1,991,707
Advance Residence Investment Corp.	5,191	11,431,383
Aeon Delight Co. Ltd.	75,000	1,921,124
AEON Financial Service Co. Ltd.	408,900	3,724,113
Aeon Hokkaido Corp.	194,200	1,257,985
Aeon Mall Co. Ltd.	347,700	4,303,844
AEON REIT Investment Corp.	6,496	6,121,060
Ai Holdings Corp.	132,600	2,225,961
Aica Kogyo Co. Ltd.	193,900	4,492,852
Aichi Corp.	124,700	938,103
Aichi Financial Group Inc., NVS	166,100	2,932,234
Aida Engineering Ltd.	171,800	976,812
Aiful Corp.	1,200,500	3,009,835

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ain Holdings Inc.	107,400	$3,504,834
Air Water Inc.	707,300	9,342,880
Airtrip Corp.(c)	50,800	625,261
Alfresa Holdings Corp.	701,000	11,495,656
Alpen Co. Ltd.	73,600	1,013,498
Alps Alpine Co. Ltd.	713,400	5,294,517
Amada Co. Ltd.	1,304,400	14,076,608
Amano Corp.	203,900	4,698,798
Amvis Holdings Inc.	155,000	2,855,570
Anicom Holdings Inc.	262,200	1,041,231
Anritsu Corp.	510,900	4,045,631
Anycolor Inc.(a)(c)	83,900	2,128,633
AOKI Holdings Inc.	147,700	1,175,490
Aozora Bank Ltd.(c)	441,400	9,703,238
Appier Group Inc.(a)(c)	252,700	2,956,713
Arata Corp.	111,000	2,463,782
ARCLANDS Corp.	200,262	2,293,305
Arcs Co. Ltd.	147,800	2,940,818
Argo Graphics Inc.	63,100	1,851,561
Ariake Japan Co. Ltd.	69,200	2,218,944
Artience Co. Ltd.	129,700	2,426,904
As One Corp.	110,400	4,167,784
Asahi Holdings Inc.	278,200	3,873,826
Asahi Yukizai Corp.	44,900	1,249,091
Asics Corp.	618,100	18,781,660
ASKUL Corp.	150,100	2,028,850
Atom Corp.(a)(c)	436,000	2,770,298
Autobacs Seven Co. Ltd.	238,500	2,592,757
Avex Inc.	120,000	1,151,112
Awa Bank Ltd. (The)	121,900	2,044,618
Axial Retailing Inc.	46,400	1,283,587
AZ-COM MARUWA Holdings Inc.	145,600	1,499,351
Bank of Nagoya Ltd. (The)	39,400	1,481,468
Base Co. Ltd.	27,900	617,157
Belc Co. Ltd.	39,600	1,691,912
Bell System24 Holdings Inc.	121,700	1,483,506
Belluna Co. Ltd.	228,000	981,110
Benefit One Inc.(c)	304,300	4,342,304
Benesse Holdings Inc.	255,800	4,523,676
Bengo4.com Inc.(a)(c)	32,900	888,247
Bic Camera Inc.	348,600	3,249,474
BIPROGY Inc.	294,100	8,610,789
BML Inc.	77,700	1,501,678
Bunka Shutter Co. Ltd.	200,400	1,996,227
C Uyemura & Co. Ltd.	40,700	3,088,509
C.I. Takiron Corp.	177,700	784,226
Calbee Inc.	306,100	6,434,283
Canon Electronics Inc.	48,300	686,733
Canon Marketing Japan Inc.	180,500	5,491,735
Casio Computer Co. Ltd.	714,000	6,156,326
Cawachi Ltd.	59,100	1,083,072
Central Glass Co. Ltd.	81,500	1,524,873
Change Holdings Inc.(c)	169,500	1,558,756
Chiyoda Corp.(a)(c)	595,300	1,365,299
Chofu Seisakusho Co. Ltd.	65,300	934,124
Chudenko Corp.	102,500	1,932,679
Chugin Financial Group Inc., NVS	552,000	3,908,741
Chugoku Electric Power Co. Inc. (The)	1,109,000	7,885,322
Chugoku Marine Paints Ltd.	151,500	1,927,203
Citizen Watch Co. Ltd.	690,000	4,376,188
CKD Corp.	196,300	3,461,374
Coca-Cola Bottlers Japan Holdings Inc.	513,500	6,969,231

Security	Shares	Value

Japan (continued)
COLOPL Inc.	215,200	$919,213
Colowide Co. Ltd.	274,500	4,388,545
Comforia Residential REIT Inc.	2,616	5,482,689
COMSYS Holdings Corp.	439,800	9,629,459
Comture Corp.	90,900	1,124,042
Cosmo Energy Holdings Co. Ltd.	234,800	9,751,974
Cosmos Pharmaceutical Corp.	76,400	8,206,439
Cover Corp.(a)(c)	91,100	1,751,755
CRE Logistics REIT Inc.	2,461	2,574,623
Create Restaurants Holdings Inc.	439,700	3,300,043
Create SD Holdings Co. Ltd.	103,200	2,245,768
Credit Saison Co. Ltd.	562,300	10,437,119
Curves Holdings Co. Ltd.	196,400	909,880
CyberAgent Inc.	1,646,100	10,623,645
CYBERDYNE Inc.(a)(c)	400,400	556,673
Cybozu Inc.	112,200	1,684,421
Daicel Corp.	868,800	8,511,779
Daido Steel Co. Ltd.	500,900	5,219,560
Daiei Kankyo Co. Ltd.	153,500	2,611,394
Daihen Corp.	71,000	3,364,309
Daiho Corp.	27,500	722,332
Daiichikosho Co. Ltd.	286,800	3,929,118
Daiki Aluminium Industry Co. Ltd.	97,700	827,469
Daikokutenbussan Co. Ltd.	21,200	1,200,075
Daio Paper Corp.	313,000	2,357,590
Daiseki Co. Ltd.	155,260	4,439,328
Daishi Hokuetsu Financial Group Inc.	140,600	3,896,677
Daiwa Industries Ltd.	119,700	1,276,844
Daiwa Office Investment Corp.	1,121	4,778,836
Daiwa Securities Living Investments Corp.	7,802	5,613,216
Daiwabo Holdings Co. Ltd.	312,700	6,799,565
DCM Holdings Co. Ltd.	412,200	3,839,822
Demae-Can Co. Ltd.(a)(c)	202,200	575,387
DeNA Co. Ltd.	275,400	2,780,576
Denka Co. Ltd.	305,000	5,318,657
Dentsu Soken Inc.	102,600	3,830,652
Descente Ltd.	133,200	3,076,525
Dexerials Corp.	210,800	6,074,934
DIC Corp.	292,500	5,520,433
Digital Arts Inc.	40,700	1,395,083
Digital Garage Inc.	128,600	3,100,462
Dip Corp.	134,200	2,291,895
DMG Mori Co. Ltd.	433,700	8,684,221
Doshisha Co. Ltd.	98,800	1,487,714
Doutor Nichires Holdings Co. Ltd.	121,400	1,792,480
Dowa Holdings Co. Ltd.	200,400	6,989,016
DTS Corp.	155,300	3,819,672
Duskin Co. Ltd.	151,700	3,522,234
DyDo Group Holdings Inc.	74,800	1,502,118
Eagle Industry Co. Ltd.	51,900	601,216
Earth Corp.	63,500	1,943,901
Ebara Corp.	363,200	22,746,162
EDION Corp.	257,700	2,837,621
eGuarantee Inc.	135,000	1,759,546
Eiken Chemical Co. Ltd.	120,100	1,496,931
Eizo Corp.	51,500	1,778,276
Elan Corp.	121,900	874,105
Elecom Co. Ltd.	163,100	1,896,859
Electric Power Development Co. Ltd.	556,200	9,342,780
EM Systems Co. Ltd.	182,900	870,364
en Japan Inc.	120,300	2,223,316
Enplas Corp.(c)	22,500	1,828,119

68	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
eRex Co. Ltd.(c)	120,400	$669,624
ES-Con Japan Ltd.(a)	142,600	981,110
Euglena Co. Ltd.(a)(c)	395,800	1,854,804
Exedy Corp.	120,800	2,317,605
EXEO Group Inc.	361,900	8,082,710
Ezaki Glico Co. Ltd.	190,300	5,567,892
Fancl Corp.	301,400	4,759,596
FCC Co. Ltd.	138,300	1,801,755
Ferrotec Holdings Corp.	181,600	3,502,404
Financial Partners Group Co. Ltd.	242,100	2,776,593
Food & Life Companies Ltd.	428,300	8,570,459
FP Corp.	180,400	3,495,017
FP Partner Inc.	28,800	1,198,018
Freee KK(a)(c)	163,200	3,072,108
Frontier Real Estate Investment Corp.	1,856	5,486,108
Fuji Co. Ltd./Ehime	119,700	1,613,497
Fuji Corp./Aichi	280,600	4,754,339
Fuji Kyuko Co. Ltd.	81,600	2,411,987
Fuji Media Holdings Inc.	177,600	2,103,981
Fuji Oil Holdings Inc.	167,600	2,684,771
Fuji Seal International Inc.	149,800	1,766,561
Fuji Soft Inc.	206,200	9,038,237
Fujicco Co. Ltd.	39,600	543,527
Fujikura Ltd.	906,600	7,452,714
Fujimi Inc.	200,500	4,017,983
Fujimori Kogyo Co. Ltd.	43,100	1,190,375
Fujio Food Group Inc.(a)	79,600	792,801
Fujitec Co. Ltd.	212,400	5,419,481
Fujitsu General Ltd.	227,200	3,328,967
Fujiya Co. Ltd.(c)	39,200	658,442
Fukuda Denshi Co. Ltd.	59,900	3,193,948
Fukui Computer Holdings Inc.	39,600	698,962
Fukuoka Financial Group Inc.	632,900	15,554,956
Fukuoka REIT Corp.	2,434	2,879,033
Fukushima Galilei Co. Ltd.	39,600	1,379,233
Fukuyama Transporting Co. Ltd.	79,900	2,209,806
Fullcast Holdings Co. Ltd.	69,700	841,487
Funai Soken Holdings Inc.	142,560	2,482,197
Furukawa Co. Ltd.	93,100	1,220,340
Furukawa Electric Co. Ltd.	260,300	4,734,971
Fuso Chemical Co. Ltd.	73,000	2,055,678
Future Corp.	164,300	1,950,019
Fuyo General Lease Co. Ltd.	63,900	5,714,337
G-7 Holdings Inc.	78,100	665,800
Genky DrugStores Co. Ltd.	33,200	1,510,526
Geo Holdings Corp.	104,300	1,704,067
Giken Ltd.	59,100	866,845
Global One Real Estate Investment Corp.	3,735	2,782,584
GLOBERIDE Inc.	58,500	823,364
Glory Ltd.	159,100	3,287,236
GMO Financial Gate Inc.	17,500	1,204,473
GMO Financial Holdings Inc.	181,500	927,558
GMO internet group Inc.	252,500	4,550,648
GMO Payment Gateway Inc.	161,200	9,726,529
GNI Group Ltd.(a)	190,797	3,419,728
Goldcrest Co. Ltd.	66,400	1,058,958
Goldwin Inc.	82,200	5,529,533
Gree Inc.	241,500	960,728
GS Yuasa Corp.	317,200	4,574,900
G-Tekt Corp.	80,100	995,633
GungHo Online Entertainment Inc.(a)	167,330	2,813,215
Gunma Bank Ltd. (The)	1,224,100	6,036,284

Security	Shares	Value

Japan (continued)
Gunze Ltd.	54,700	$1,999,343
H.U. Group Holdings Inc.	207,300	3,853,680
H2O Retailing Corp.	356,800	3,820,011
Hachijuni Bank Ltd. (The)	1,379,300	7,517,058
Hakuhodo DY Holdings Inc.	819,800	6,297,065
Hakuto Co. Ltd.	39,600	1,639,401
Halows Co. Ltd.	28,500	845,051
Hamakyorex Co. Ltd.	55,800	1,553,702
Hankyu Hanshin REIT Inc.	2,308	2,285,336
Hanwa Co. Ltd.	120,100	4,392,835
Harmonic Drive Systems Inc.	202,300	4,902,465
Haseko Corp.	921,300	11,980,479
Hazama Ando Corp.	623,000	5,031,155
Heiwa Corp.	203,900	3,029,514
Heiwa Real Estate Co. Ltd.	118,100	3,122,369
Heiwa Real Estate REIT Inc.	3,740	3,475,729
Heiwado Co. Ltd.	108,400	1,618,872
Hiday Hidaka Corp.	97,300	1,961,247
Hino Motors Ltd.(a)	1,079,500	3,675,258
Hioki E.E. Corp.	39,300	1,743,972
Hirata Corp.	36,500	1,669,719
Hirogin Holdings Inc.	939,800	6,306,338
HIS Co. Ltd.(a)(c)	214,600	2,607,051
Hisamitsu Pharmaceutical Co. Inc.	200,300	5,709,008
Hitachi Zosen Corp.	603,100	3,721,311
Hogy Medical Co. Ltd.	85,200	2,053,992
Hokkaido Electric Power Co. Inc.	658,400	2,937,493
Hokkoku Financial Holdings Inc.	77,400	2,302,904
Hokuetsu Corp.(c)	433,200	4,095,649
Hokuhoku Financial Group Inc.	418,600	4,434,670
Hokuriku Electric Power Co.(a)	636,300	3,111,348
Hokuto Corp.	96,900	1,182,056
Horiba Ltd.	138,800	11,136,487
Hoshino Resorts REIT Inc.	935	3,263,155
Hosiden Corp.	147,200	1,806,968
House Foods Group Inc.	235,100	5,174,894
Hulic REIT Inc.	4,958	5,221,104
Hyakugo Bank Ltd. (The)	773,700	3,000,676
Ichibanya Co. Ltd.	49,400	2,177,354
Ichigo Inc.	969,100	2,583,409
Ichigo Office REIT Investment Corp.	3,479	1,954,957
Idec Corp./Japan	110,500	2,211,272
IDOM Inc.	213,600	1,275,832
IHI Corp.	530,400	10,144,638
Iino Kaiun Kaisha Ltd.	253,200	2,211,265
I’ll Inc.	33,800	750,434
Inaba Denki Sangyo Co. Ltd.	179,400	4,286,547
Inabata & Co. Ltd.	172,100	3,744,803
Inageya Co. Ltd.(c)	99,000	850,765
Industrial & Infrastructure Fund Investment Corp.	7,893	7,142,712
Infocom Corp.	88,200	1,464,424
Infomart Corp.	733,800	1,969,432
INFRONEER Holdings Inc.	676,328	7,069,974
Insource Co. Ltd.	202,300	1,143,533
Internet Initiative Japan Inc.	422,200	8,187,055
Invincible Investment Corp.	25,772	10,594,891
Iriso Electronics Co. Ltd.	75,200	1,758,573
Isetan Mitsukoshi Holdings Ltd.	1,292,100	15,107,629
Ispace Inc./Japan, NVS(c)	86,400	630,377
Ito En Ltd.	210,400	6,107,817
Itochu Enex Co. Ltd.	230,700	2,470,808
Itochu-Shokuhin Co. Ltd.	23,200	1,185,293

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Itoham Yonekyu Holdings Inc.	100,140	$2,805,874
Iwatani Corp.	170,000	7,596,702
Iyogin Holdings Inc., NVS	1,020,400	6,940,689
Izumi Co. Ltd.	122,000	2,871,975
J Front Retailing Co. Ltd.	937,100	8,678,797
J Trust Co. Ltd.(c)	267,800	866,569
JAC Recruitment Co. Ltd.	308,800	1,410,840
Jaccs Co. Ltd.	79,700	3,053,059
JAFCO Group Co. Ltd.	198,200	2,350,789
Japan Airport Terminal Co. Ltd.	231,800	9,205,454
Japan Aviation Electronics Industry Ltd.	180,700	3,106,701
Japan Display Inc.(a)(c)	2,469,700	333,507
Japan Elevator Service Holdings Co. Ltd.	256,500	3,876,097
Japan Excellent Inc.	4,550	3,761,902
Japan Hotel REIT Investment Corp.	17,744	9,118,613
Japan Lifeline Co. Ltd.	216,300	1,930,082
Japan Logistics Fund Inc.	3,416	6,316,258
Japan Material Co. Ltd.	241,800	4,085,886
Japan Petroleum Exploration Co. Ltd.	124,000	5,044,056
Japan Prime Realty Investment Corp.	3,259	7,803,073
Japan Pulp & Paper Co. Ltd.	39,600	1,355,627
Japan Securities Finance Co. Ltd.	314,600	3,334,080
Japan Steel Works Ltd. (The)	230,700	3,796,858
Japan Wool Textile Co. Ltd. (The)	191,100	1,927,606
JCR Pharmaceuticals Co. Ltd.	263,600	1,942,262
JCU Corp.	70,500	1,779,173
JDC Corp.	162,300	601,963
Jeol Ltd.	167,400	7,652,501
JGC Holdings Corp.	843,900	9,884,990
JINS Holdings Inc.	49,500	1,395,628
JMDC Inc.(c)	84,900	2,246,662
J-Oil Mills Inc.	40,600	562,744
Joshin Denki Co. Ltd.	66,800	1,114,810
Joyful Honda Co. Ltd.	193,000	2,559,756
JTEKT Corp.	786,300	7,194,518
JTOWER Inc.(a)(c)	39,700	1,223,037
Juroku Financial Group Inc.	120,500	3,378,393
Justsystems Corp.	131,000	2,737,102
JVCKenwood Corp.	595,300	2,895,013
Kadokawa Corp.	327,434	6,927,655
Kaga Electronics Co. Ltd.	65,000	3,008,850
Kagome Co. Ltd.	290,200	7,144,752
Kakaku.com Inc.	504,700	5,741,115
Kaken Pharmaceutical Co. Ltd.	116,100	2,741,900
Kameda Seika Co. Ltd.	48,100	1,366,067
Kamigumi Co. Ltd.	366,500	8,431,616
Kanamoto Co. Ltd.	110,600	2,112,566
Kandenko Co. Ltd.	432,300	4,445,789
Kaneka Corp.	180,500	4,389,295
Kanematsu Corp.	291,300	4,516,405
Kansai Paint Co. Ltd.	681,500	11,394,553
Kanto Denka Kogyo Co. Ltd.	179,000	1,071,310
Kappa Create Co. Ltd.(a)(c)	112,900	1,350,401
Kasumigaseki Capital Co. Ltd.(c)	23,500	1,991,589
Katakura Industries Co. Ltd.	55,100	634,624
Katitas Co. Ltd.	200,100	2,487,761
Kato Sangyo Co. Ltd.	89,200	2,908,591
Kawasaki Heavy Industries Ltd.	580,800	13,149,238
KeePer Technical Laboratory Co. Ltd.	54,000	2,383,080
Keihan Holdings Co. Ltd.	390,100	9,514,191
Keihanshin Building Co. Ltd.	108,100	1,092,366
Keikyu Corp.	835,700	7,299,353

Security	Shares	Value

Japan (continued)
Keio Corp.	393,600	$11,516,860
Keiyo Bank Ltd. (The)	368,500	1,803,900
Kenedix Residential Next Investment Corp.(a)	1	—
Kenedix Retail REIT Corp.(a)	1	—
Kewpie Corp.	382,300	6,803,565
KFC Holdings Japan Ltd.	48,500	1,112,685
KH Neochem Co. Ltd.	120,100	1,871,597
Kinden Corp.	472,700	7,877,330
Kintetsu Department Store Co. Ltd.	40,300	696,354
Kisoji Co. Ltd.	109,700	1,989,461
Kissei Pharmaceutical Co. Ltd.	110,700	2,363,772
Ki-Star Real Estate Co. Ltd.	37,400	883,285
Kitz Corp.	221,000	1,806,878
Kiyo Bank Ltd. (The)	219,900	2,478,460
Koa Corp.	120,000	1,227,863
Kobayashi Pharmaceutical Co. Ltd.	194,400	8,773,377
Kobe Steel Ltd.	1,366,200	18,864,328
Kohnan Shoji Co. Ltd.(c)	86,800	2,305,806
Kokuyo Co. Ltd.	313,300	5,045,538
KOMEDA Holdings Co. Ltd.	180,000	3,450,107
Komeri Co. Ltd.	119,700	2,682,071
Konica Minolta Inc.(a)	1,731,300	4,751,051
Konishi Co. Ltd.	202,800	1,942,143
Konoike Transport Co. Ltd.	87,000	1,157,393
Kosaido Holdings Co. Ltd.	312,500	1,585,613
Koshidaka Holdings Co. Ltd.	220,400	1,404,075
Kotobuki Spirits Co. Ltd.	349,500	4,702,393
Krosaki Harima Corp.	17,300	1,444,661
K’s Holdings Corp.	536,140	4,872,535
Kumagai Gumi Co. Ltd.	120,000	3,123,124
Kumiai Chemical Industry Co. Ltd.	282,100	1,617,648
Kura Sushi Inc.	78,700	2,108,873
Kuraray Co. Ltd.	1,083,800	11,370,975
Kureha Corp.	157,400	3,012,984
Kurita Water Industries Ltd.	400,300	14,619,356
Kusuri no Aoki Holdings Co. Ltd.	174,800	3,773,887
KYB Corp.	64,200	2,226,040
Kyoei Steel Ltd.	85,500	1,228,953
Kyokuto Kaihatsu Kogyo Co. Ltd.	125,500	1,717,787
Kyorin Pharmaceutical Co. Ltd.	140,800	1,701,105
Kyoritsu Maintenance Co. Ltd.	120,100	4,935,057
Kyoto Financial Group Inc.	886,400	14,731,489
Kyudenko Corp.	160,900	6,120,319
Kyushu Electric Power Co. Inc.(a)	1,551,400	11,618,614
Kyushu Financial Group Inc.	1,223,400	7,785,225
Kyushu Railway Co.	515,500	11,330,686
LaSalle Logiport REIT	7,173	7,263,734
Lawson Inc.	176,700	10,113,971
Leopalace21 Corp.(a)	672,100	1,880,020
Life Corp.	100,600	2,554,701
LIFENET INSURANCE Co.(a)	217,500	1,843,998
Link And Motivation Inc.	228,900	858,711
Lintec Corp.	147,200	2,787,791
Lion Corp.	895,700	7,984,374
LITALICO Inc.	83,100	1,210,801
Lixil Corp.	1,099,300	14,689,912
M&A Capital Partners Co. Ltd.	53,600	825,501
M&A Research Institute Holdings Inc., NVS(a)	95,800	3,409,675
Mabuchi Motor Co. Ltd.	364,400	6,315,895
Macnica Holdings Inc.	175,350	9,278,798
Maeda Kosen Co. Ltd.	65,700	1,432,238
Makino Milling Machine Co. Ltd.	86,400	3,499,612

70	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Management Solutions Co. Ltd.	39,600	$801,447
Mandom Corp.	140,900	1,226,584
Mani Inc.	290,300	4,032,913
Maruha Nichiro Corp.	140,400	2,777,972
Marui Group Co. Ltd.	679,000	11,227,375
Maruichi Steel Tube Ltd.	225,500	5,745,637
MARUKA FURUSATO Corp.	67,000	1,112,567
Maruwa Co. Ltd./Aichi	34,700	6,942,977
Maruzen Showa Unyu Co. Ltd.	39,700	1,096,068
Matsuda Sangyo Co. Ltd.	58,100	1,081,308
Matsui Securities Co. Ltd.(c)	467,400	2,625,865
Matsuyafoods Holdings Co. Ltd.	38,400	1,544,534
Max Co. Ltd.	94,100	2,091,381
Maxell Ltd.	148,900	1,637,685
Maxvalu Tokai Co. Ltd.	39,600	873,144
MCJ Co. Ltd.	231,700	1,942,897
Mebuki Financial Group Inc.	3,752,600	11,232,268
Medipal Holdings Corp.	738,400	11,785,588
Medley Inc.(a)	81,900	2,567,887
Megachips Corp.	50,000	1,614,425
Megmilk Snow Brand Co. Ltd.	181,100	2,840,245
Meidensha Corp.	120,100	2,152,832
Meiko Electronics Co. Ltd.	76,900	2,094,582
MEITEC Group Holdings Inc.	266,100	5,264,344
Melco Holdings Inc.	24,000	534,063
Menicon Co. Ltd.	232,700	3,379,280
Mercari Inc.(a)(c)	439,100	7,260,011
METAWATER Co. Ltd.	99,400	1,448,601
Micronics Japan Co. Ltd.	112,200	3,331,589
Mie Kotsu Group Holdings Inc.	211,600	900,918
Milbon Co. Ltd.	104,400	2,494,910
Mimasu Semiconductor Industry Co. Ltd.	69,300	1,493,583
Mirai Corp.	6,587	2,014,145
MIRAIT ONE corp.	347,400	4,589,828
Mitani Sekisan Co. Ltd.	39,400	1,353,735
Mitsubishi Estate Logistics REIT Investment Corp.	1,936	4,850,473
Mitsubishi Gas Chemical Co. Inc.	600,600	9,808,324
Mitsubishi Logisnext Co. Ltd.	139,800	1,447,913
Mitsubishi Logistics Corp.	203,700	6,292,116
Mitsubishi Materials Corp.	482,800	8,838,856
Mitsubishi Motors Corp.	2,636,800	8,308,730
Mitsubishi Pencil Co. Ltd.	129,500	1,760,951
Mitsubishi Research Institute Inc.	39,600	1,327,381
Mitsubishi Shokuhin Co. Ltd.	66,100	2,247,142
Mitsuboshi Belting Ltd.	85,800	2,862,095
Mitsui DM Sugar Holdings Co. Ltd.	50,900	1,169,573
Mitsui Fudosan Logistics Park Inc.	2,242	6,721,359
Mitsui High-Tec Inc.	75,700	3,494,050
Mitsui Mining & Smelting Co. Ltd.	208,300	6,439,653
Mitsui-Soko Holdings Co. Ltd.	80,300	2,682,078
Mitsuuroko Group Holdings Co. Ltd.	132,200	1,379,333
Miura Co. Ltd.	334,700	6,116,171
Mixi Inc.	152,500	2,615,825
Mizuho Leasing Co. Ltd.	106,300	3,852,393
Mizuno Corp.	75,800	2,261,316
Mochida Pharmaceutical Co. Ltd.	79,300	1,792,872
Modec Inc.(a)	87,000	1,358,637
Monex Group Inc.	686,970	3,575,158
Money Forward Inc.(a)(c)	167,900	6,553,473
Monogatari Corp. (The)	120,000	4,231,251
Mori Hills REIT Investment Corp.	5,977	5,562,545
Mori Trust REIT Inc.	9,562	4,855,836

Security	Shares	Value

Japan (continued)
Morinaga & Co. Ltd./Japan	269,400	$5,141,727
Morinaga Milk Industry Co. Ltd.	272,900	5,588,584
Morita Holdings Corp.	105,500	1,139,313
MOS Food Services Inc.	101,800	2,367,679
Musashi Seimitsu Industry Co. Ltd.	175,100	1,987,446
Musashino Bank Ltd. (The)	96,200	1,812,381
Nabtesco Corp.	424,100	8,151,588
Nachi-Fujikoshi Corp.	52,500	1,224,345
Nafco Co. Ltd.	71,800	1,088,193
Nagaileben Co. Ltd.(c)	88,600	1,405,866
Nagase & Co. Ltd.	350,100	5,724,370
Nagawa Co. Ltd.(c)	38,000	1,835,408
Nagoya Railroad Co. Ltd.	715,600	11,033,058
Nakanishi Inc.	252,900	4,138,923
Nankai Electric Railway Co. Ltd.	386,400	7,534,787
Nanto Bank Ltd. (The)	103,100	1,864,887
NEC Networks & System Integration Corp.	254,800	4,114,822
NET One Systems Co. Ltd.	315,200	5,124,868
Nextage Co. Ltd.(c)	170,200	2,564,349
NGK Insulators Ltd.	895,200	11,183,494
NH Foods Ltd.	317,900	10,886,860
NHK Spring Co. Ltd.	749,700	6,189,274
Nichias Corp.	201,000	4,698,266
Nichicon Corp.	165,500	1,446,442
Nichiden Corp.	40,700	759,029
Nichiha Corp.	94,800	1,904,470
Nichirei Corp.	412,300	9,958,151
Nifco Inc./Japan	289,200	7,504,958
Nihon Kohden Corp.	303,100	9,237,547
Nihon M&A Center Holdings Inc.	1,171,700	7,042,948
Nihon Parkerizing Co. Ltd.	363,100	2,884,077
Nikkiso Co. Ltd.	190,100	1,395,574
Nikkon Holdings Co. Ltd.	202,300	4,345,937
Nikon Corp.	1,138,200	11,615,938
Nippn Corp., New	176,400	2,708,099
Nippon Accommodations Fund Inc.	1,973	8,213,858
Nippon Carbon Co. Ltd.	40,700	1,236,706
Nippon Ceramic Co. Ltd.	82,000	1,484,970
Nippon Densetsu Kogyo Co. Ltd.	138,900	1,926,663
Nippon Electric Glass Co. Ltd.	313,100	6,959,871
Nippon Gas Co. Ltd.	397,100	6,151,337
Nippon Kanzai Holdings Co. Ltd.	64,400	1,149,844
Nippon Kayaku Co. Ltd.	490,700	4,380,628
Nippon Light Metal Holdings Co. Ltd.	202,290	2,492,590
Nippon Paper Industries Co. Ltd.(a)	367,100	3,402,722
Nippon Parking Development Co. Ltd.	911,400	1,134,687
Nippon Pillar Packing Co. Ltd.	63,700	2,094,539
NIPPON REIT Investment Corp.	1,703	3,943,382
Nippon Road Co. Ltd. (The)	78,500	1,131,681
Nippon Seiki Co. Ltd.	167,500	1,552,567
Nippon Shinyaku Co. Ltd.	202,300	7,146,847
Nippon Shokubai Co. Ltd.	108,900	4,096,828
Nippon Signal Co. Ltd.	186,800	1,191,837
Nippon Soda Co. Ltd.	83,000	3,203,946
Nippon Television Holdings Inc.	197,200	2,300,670
Nipro Corp.	545,600	4,393,790
Nishimatsu Construction Co. Ltd.	127,600	3,507,596
Nishimatsuya Chain Co. Ltd.	140,600	2,030,640
Nishi-Nippon Financial Holdings Inc.	449,500	5,175,602
Nishi-Nippon Railroad Co. Ltd.	227,800	3,786,488
Nishio Holdings Co. Ltd.	75,300	2,062,605
Nissan Shatai Co. Ltd.	276,400	1,823,755

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nissha Co. Ltd.	141,900	$1,574,132
Nisshin Oillio Group Ltd. (The)	97,600	2,981,449
Nisshin Seifun Group Inc.	757,400	10,565,112
Nisshinbo Holdings Inc.	517,800	4,273,603
Nissui Corp.	1,068,000	5,835,491
Niterra Co. Ltd.	591,700	15,933,655
Nitta Corp.	64,900	1,679,502
Nittetsu Mining Co. Ltd.	38,800	1,382,874
Nitto Boseki Co. Ltd.	88,600	3,025,473
Nitto Kogyo Corp.	96,700	2,631,471
Noevir Holdings Co. Ltd.	55,500	1,973,065
NOF Corp.	256,900	11,602,561
Nohmi Bosai Ltd.	86,900	1,312,455
Nojima Corp.	231,900	2,922,650
NOK Corp.	295,500	3,914,037
Nomura Co. Ltd.	296,000	1,749,514
Noritake Co. Ltd./Nagoya Japan	39,000	2,074,695
Noritsu Koki Co. Ltd.	66,300	1,497,685
Noritz Corp.	95,700	1,008,098
North Pacific Bank Ltd.	989,400	2,523,048
NS Solutions Corp.	120,000	4,002,348
NS United Kaiun Kaisha Ltd.	40,700	1,431,407
NSD Co. Ltd.	266,980	5,010,132
NSK Ltd.	1,346,400	7,340,061
NTN Corp.	1,493,700	2,731,618
NTT UD REIT Investment Corp.	5,366	4,556,626
Obara Group Inc.	39,600	1,077,224
OBIC Business Consultants Co. Ltd.	121,200	5,861,263
Ogaki Kyoritsu Bank Ltd. (The)	134,000	1,793,989
Ohsho Food Service Corp.	49,000	2,709,108
Oiles Corp.	78,100	1,129,789
Oisix ra daichi Inc.(a)(c)	116,000	1,097,225
Okamoto Industries Inc.	36,100	1,223,213
Okamura Corp.	203,500	3,049,886
Okasan Securities Group Inc.	550,300	2,693,295
Oki Electric Industry Co. Ltd.	307,300	2,159,172
Okinawa Cellular Telephone Co.	88,900	2,166,275
Okinawa Electric Power Co. Inc. (The)	174,977	1,386,709
Okinawa Financial Group Inc.	78,600	1,350,800
OKUMA Corp.	89,900	4,044,970
Okumura Corp.	117,200	4,098,410
One REIT Inc.	854	1,570,494
Onward Holdings Co. Ltd.	452,200	1,660,055
Open Up Group Inc.	208,431	3,228,501
Optex Group Co. Ltd.	125,200	1,554,866
Optorun Co. Ltd.	120,000	1,386,607
Organo Corp.	100,900	4,167,484
Orient Corp.	195,260	1,473,425
Orix JREIT Inc.	10,135	11,723,248
Osaka Organic Chemical Industry Ltd.	49,900	992,558
Osaka Soda Co. Ltd.	56,900	3,994,406
OSAKA Titanium Technologies Co. Ltd.(c)	117,800	2,228,343
OSG Corp.	318,300	4,331,526
Outsourcing Inc.(a)	433,500	5,061,292
Pacific Industrial Co. Ltd.	163,800	1,590,025
PAL GROUP Holdings Co. Ltd.	177,600	2,840,226
PALTAC Corp.	111,600	3,397,709
Paramount Bed Holdings Co. Ltd.	142,000	2,564,678
Park24 Co. Ltd.(a)	487,700	6,372,668
Pasona Group Inc.	75,300	1,373,177
Penta-Ocean Construction Co. Ltd.	1,036,000	5,550,856
PeptiDream Inc.(a)(c)	379,200	3,323,117

Security	Shares	Value

Japan (continued)
Persol Holdings Co. Ltd.	7,138,600	$11,348,312
Pharma Foods International Co. Ltd.(c)	76,000	517,355
PHC Holdings Corp.	102,500	1,060,611
Pigeon Corp.	479,800	5,243,588
Pilot Corp.	113,700	3,175,165
Piolax Inc.	121,800	2,063,037
PKSHA Technology Inc.(a)(c)	74,000	1,936,034
Plus Alpha Consulting Co. Ltd.	95,400	1,662,677
Pola Orbis Holdings Inc.	339,900	3,516,264
Pressance Corp.	93,700	1,059,829
Prestige International Inc.	354,500	1,455,634
Prima Meat Packers Ltd.	86,800	1,420,190
Raito Kogyo Co. Ltd.	152,400	2,130,413
Raiznext Corp.	94,300	1,003,476
Raksul Inc.(a)	195,800	1,519,428
Rakus Co. Ltd.	313,800	5,157,652
Rakuten Bank Ltd., NVS(a)(c)	368,500	5,744,523
Relo Group Inc.	400,300	4,018,103
Rengo Co. Ltd.	712,500	4,620,604
RENOVA Inc.(a)	150,600	1,293,886
Resonac Holdings Corp.	673,400	13,428,596
Resorttrust Inc.	284,100	4,938,674
Restar Holdings Corp.	77,800	1,612,361
Retail Partners Co. Ltd.	92,100	1,090,179
Ricoh Leasing Co. Ltd.	53,700	1,843,353
Riken Keiki Co. Ltd.	49,800	2,460,451
Riken Vitamin Co. Ltd.	87,900	1,376,503
Ringer Hut Co. Ltd.(c)	95,800	1,583,748
Rinnai Corp.	407,400	9,229,982
Riso Kagaku Corp.	75,400	1,523,770
Riso Kyoiku Co. Ltd.	437,800	722,464
Rohto Pharmaceutical Co. Ltd.	735,800	15,055,664
Roland Corp.	53,900	1,790,765
Rorze Corp.	40,600	4,509,341
Round One Corp.	750,600	3,324,432
Royal Holdings Co. Ltd.	119,200	2,097,835
RS Technologies Co. Ltd.	54,700	1,061,876
Ryobi Ltd.	81,700	1,506,220
Ryohin Keikaku Co. Ltd.	968,100	15,053,128
Ryosan Co. Ltd.	52,000	1,713,380
Ryoyo Electro Corp.	71,000	1,811,845
S Foods Inc.	67,500	1,517,864
Saibu Gas Holdings Co. Ltd.	88,000	1,153,853
Saizeriya Co. Ltd.	112,200	3,851,746
Sakai Moving Service Co. Ltd.	80,500	1,530,102
Sakata INX Corp.	173,700	1,675,903
Sakata Seed Corp.	110,100	2,741,773
SAMTY Co. Ltd.	100,800	1,717,492
Samty Residential Investment Corp.	1,578	1,149,876
San-A Co. Ltd.	77,600	2,396,733
San-Ai Obbli Co. Ltd.	191,200	2,155,880
SanBio Co. Ltd.(a)(c)	206,800	791,179
Sangetsu Corp.	171,400	3,775,317
San-In Godo Bank Ltd. (The)	497,400	3,507,697
Sanken Electric Co. Ltd.	87,400	4,015,433
Sanki Engineering Co. Ltd.	144,700	1,856,365
Sankyo Co. Ltd.	152,700	9,340,134
Sankyu Inc.	192,700	7,203,562
Sanrio Co. Ltd.	205,000	8,560,223
Sansan Inc.(a)	288,100	2,681,986
Santen Pharmaceutical Co. Ltd.	1,290,400	13,036,036
Sanwa Holdings Corp.	707,700	10,816,612

72	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sanyo Chemical Industries Ltd.	40,600	$1,186,625
Sanyo Denki Co. Ltd.	36,000	1,496,868
Sanyo Special Steel Co. Ltd.	74,500	1,279,661
Sapporo Holdings Ltd.	242,200	11,199,041
Sato Holdings Corp.	94,900	1,395,333
Sawai Group Holdings Co. Ltd.	148,600	5,624,511
SB Technology Corp.	40,800	687,056
SBI Sumishin Net Bank Ltd., NVS(c)	195,200	2,249,713
SBS Holdings Inc.	60,000	1,015,616
SCREEN Holdings Co. Ltd.	317,800	31,163,230
Sega Sammy Holdings Inc.	594,300	8,746,670
Seibu Holdings Inc.	925,300	13,076,729
Seiko Group Corp.	106,900	1,907,106
Seino Holdings Co. Ltd.	470,700	6,874,025
Seiren Co. Ltd.	161,100	2,703,840
Sekisui House REIT Inc.	15,780	8,393,200
Sekisui Jushi Corp.	105,100	1,810,229
Senko Group Holdings Co. Ltd.	423,000	3,307,185
Senshu Ikeda Holdings Inc.	865,900	2,006,097
Septeni Holdings Co. Ltd.	332,800	1,114,311
Seria Co. Ltd.	178,300	3,267,382
Seven Bank Ltd.	2,252,000	4,714,163
Shibaura Machine Co. Ltd.	88,200	2,138,403
Shibaura Mechatronics Corp.(c)	48,100	2,278,460
Shibuya Corp.	65,100	1,106,391
SHIFT Inc.(a)(c)	47,700	8,599,037
Shiga Bank Ltd. (The)	129,600	3,222,392
Shikoku Chemicals Corp.	125,400	1,550,590
Shikoku Electric Power Co. Inc.	546,500	3,864,187
Shima Seiki Manufacturing Ltd.	99,000	1,006,788
Shimamura Co. Ltd.	85,800	9,412,988
Shin Nippon Biomedical Laboratories Ltd.(c)	82,900	960,853
Shin-Etsu Polymer Co. Ltd.	179,000	1,969,030
Shinko Electric Industries Co. Ltd.	261,500	9,668,213
Shinmaywa Industries Ltd.	200,400	1,663,526
Ship Healthcare Holdings Inc.	290,100	4,402,806
Shizuoka Gas Co. Ltd.	137,000	935,951
SHO-BOND Holdings Co. Ltd.	153,200	6,823,608
Shochiku Co. Ltd.	38,800	2,663,048
Shoei Co. Ltd.	185,200	2,475,079
Shoei Foods Corp.	40,600	1,232,881
Showa Sangyo Co. Ltd.	69,800	1,599,659
Siix Corp.	119,300	1,261,520
Simplex Holdings Inc.	115,300	2,101,513
SKY Perfect JSAT Holdings Inc.	566,800	2,982,698
Skylark Holdings Co. Ltd.	877,400	14,314,040
SMS Co. Ltd.	267,500	4,831,081
Snow Peak Inc.(c)	106,700	644,041
Socionext Inc.	685,000	15,698,884
Sohgo Security Services Co. Ltd.	1,458,500	7,961,934
Sojitz Corp.	865,820	20,434,572
Solasto Corp.	205,500	802,921
Sosei Group Corp.(a)	284,100	2,757,718
SOSiLA Logistics REIT Inc.	2,706	2,197,564
Sotetsu Holdings Inc.	300,300	5,503,935
SPARX Group Co. Ltd.	91,820	1,130,760
SRE Holdings Corp.(a)(c)	40,700	918,514
Stanley Electric Co. Ltd.	490,000	9,359,246
Star Asia Investment Corp.	8,644	3,389,335
Star Micronics Co. Ltd.	139,200	1,661,237
Starts Corp. Inc.	118,600	2,432,937
Starts Proceed Investment Corp.	974	1,344,603

Security	Shares	Value

Japan (continued)
Strike Co. Ltd.	39,700	$1,280,884
Sugi Holdings Co. Ltd.	130,600	6,240,021
Sumitomo Bakelite Co. Ltd.	133,100	6,614,740
Sumitomo Densetsu Co. Ltd.	76,400	1,579,187
Sumitomo Forestry Co. Ltd.	610,300	17,939,908
Sumitomo Heavy Industries Ltd.	430,000	11,156,130
Sumitomo Mitsui Construction Co. Ltd.	447,580	1,255,366
Sumitomo Osaka Cement Co. Ltd.	124,600	3,138,957
Sumitomo Pharma Co. Ltd.	671,900	1,972,343
Sumitomo Riko Co. Ltd.	130,900	1,124,951
Sumitomo Rubber Industries Ltd.	656,500	7,605,207
Sumitomo Warehouse Co. Ltd. (The)	185,000	3,327,081
Sun Frontier Fudousan Co. Ltd.	122,200	1,461,421
Sundrug Co. Ltd.	280,200	8,450,904
SUNWELS Co. Ltd.(c)	41,300	644,783
Suruga Bank Ltd.	617,400	3,598,035
Suzuken Co. Ltd.	237,300	7,366,024
Systena Corp.	1,075,600	2,174,095
T Hasegawa Co. Ltd.	120,000	2,692,865
Tadano Ltd.	360,000	2,930,574
Taihei Dengyo Kaisha Ltd.	46,600	1,407,485
Taiheiyo Cement Corp.	438,400	9,023,280
Taikisha Ltd.	89,000	2,653,698
Taisho Pharmaceutical Holdings Co. Ltd.	64,600	3,759,299
Taiyo Holdings Co. Ltd.	154,800	3,410,832
Taiyo Yuden Co. Ltd.	449,200	10,850,759
Takamatsu Construction Group Co. Ltd.	42,000	843,433
Takara Bio Inc.	183,100	1,556,498
Takara Holdings Inc.	526,200	4,451,878
Takara Leben Real Estate Investment Corp.	2,355	1,675,083
Takara Standard Co. Ltd.	158,600	1,894,952
Takasago International Corp.	28,900	690,187
Takasago Thermal Engineering Co. Ltd.	166,000	3,835,632
Takashimaya Co. Ltd.	548,400	7,639,894
Takeuchi Manufacturing Co. Ltd.	127,200	4,348,681
Takuma Co. Ltd.	231,600	2,725,073
Tama Home Co. Ltd.	52,300	1,443,670
Tamron Co. Ltd.	69,500	2,633,499
TBS Holdings Inc.	123,300	2,859,257
TechMatrix Corp.	140,200	1,497,649
TechnoPro Holdings Inc.	417,000	9,613,857
Teijin Ltd.	683,200	6,285,018
Tenma Corp.	39,600	609,704
T-Gaia Corp.	64,200	868,791
THK Co. Ltd.	441,200	8,482,788
TKC Corp.	100,600	2,605,824
TKP Corp.(a)	77,400	877,920
Toa Corp./Tokyo	51,500	1,361,322
Toagosei Co. Ltd.	360,100	3,446,778
Tocalo Co. Ltd.	200,400	2,131,681
Toda Corp.	864,500	5,450,691
Toei Animation Co. Ltd.	32,400	4,335,000
Toei Co. Ltd.	24,900	3,494,546
Toenec Corp.	13,500	442,872
Toho Bank Ltd. (The)	669,900	1,420,679
Toho Gas Co. Ltd.	281,600	5,657,314
Toho Holdings Co. Ltd.	199,700	4,325,200
Toho Titanium Co. Ltd.(c)	120,400	1,601,499
Tohoku Electric Power Co. Inc.	1,728,500	11,539,120
Tokai Carbon Co. Ltd.	766,900	5,393,506
Tokai Corp./Gifu	40,700	581,265
TOKAI Holdings Corp.	376,200	2,536,765

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokai Rika Co. Ltd.	200,400	$3,170,536
Tokai Tokyo Financial Holdings Inc.	694,200	2,677,900
Token Corp.	24,500	1,571,121
Tokushu Tokai Paper Co. Ltd.	36,000	960,799
Tokuyama Corp.	227,100	3,640,199
Tokyo Century Corp.	557,600	6,195,706
Tokyo Electron Device Ltd.	70,600	2,797,246
Tokyo Kiraboshi Financial Group Inc.	88,200	2,579,969
Tokyo Ohka Kogyo Co. Ltd.	365,300	8,343,632
Tokyo Seimitsu Co. Ltd.	151,100	9,787,304
Tokyo Steel Manufacturing Co. Ltd.	237,700	2,870,965
Tokyo Tatemono Co. Ltd.	721,000	11,111,997
Tokyotokeiba Co. Ltd.(c)	56,900	1,782,049
Tokyu Construction Co. Ltd.	281,540	1,567,171
Tokyu Fudosan Holdings Corp.	2,384,000	15,943,168
Tokyu REIT Inc.	3,332	3,885,425
TOMONY Holdings Inc.	577,400	1,589,932
Tomy Co. Ltd.	304,400	4,994,174
Topcon Corp.	375,200	4,310,537
Topre Corp.	126,000	1,833,965
Toridoll Holdings Corp.	169,900	5,201,518
Torii Pharmaceutical Co. Ltd.	46,100	1,174,777
Tosei Corp.	113,600	1,640,435
Toshiba TEC Corp.	107,900	2,238,450
Totetsu Kogyo Co. Ltd.	88,500	1,817,173
Towa Corp.	76,700	3,956,958
Towa Pharmaceutical Co. Ltd.	101,100	1,769,188
Toyo Construction Co. Ltd.	191,800	1,689,936
Toyo Gosei Co. Ltd.(c)	24,000	1,404,287
Toyo Seikan Group Holdings Ltd.	491,800	7,811,990
Toyo Suisan Kaisha Ltd.	350,300	18,240,636
Toyo Tanso Co. Ltd.	49,600	1,673,780
Toyo Tire Corp.	438,000	7,252,538
Toyobo Co. Ltd.	307,100	2,304,919
Toyoda Gosei Co. Ltd.	252,900	4,883,105
Toyota Boshoku Corp.	320,700	5,284,278
Trancom Co. Ltd.	29,700	1,407,500
Transcosmos Inc.	91,600	1,912,718
TRE Holdings Corp.	167,200	1,418,420
Tri Chemical Laboratories Inc.	102,800	2,535,112
Trusco Nakayama Corp.	191,400	3,269,950
TS Tech Co. Ltd.	330,800	4,190,226
Tsubakimoto Chain Co.	103,700	2,999,051
Tsuburaya Fields Holdings Inc.	144,300	1,777,855
Tsugami Corp.	142,700	1,152,395
Tsumura & Co.	221,000	3,998,376
Tsuruha Holdings Inc.	151,500	11,988,896
Tsurumi Manufacturing Co. Ltd.(c)	57,800	1,425,171
TV Asahi Holdings Corp.	89,600	1,067,982
UACJ Corp.	123,594	3,413,824
UBE Corp.	348,300	5,790,666
Ulvac Inc.	179,800	8,800,029
Union Tool Co.	34,800	801,463
United Arrows Ltd.	87,400	1,146,171
United Super Markets Holdings Inc.	200,400	1,377,998
United Urban Investment Corp.	10,700	10,834,034
Universal Entertainment Corp.	91,500	1,323,355
Usen-Next Holdings Co. Ltd.	69,100	2,005,623
Ushio Inc.	355,500	4,980,288
UT Group Co. Ltd.(a)	120,100	1,924,238
Valor Holdings Co. Ltd.	134,500	2,297,896
ValueCommerce Co. Ltd.	58,400	498,078

Security	Shares	Value

Japan (continued)
Vector Inc.	122,900	$986,940
Vision Inc./Tokyo Japan(a)(c)	149,000	1,182,753
Visional Inc.(a)	83,200	5,207,216
VT Holdings Co. Ltd.	284,000	1,023,663
Wacoal Holdings Corp.	160,400	3,742,005
Wacom Co. Ltd.	539,300	2,485,270
Wakita & Co. Ltd.	113,100	1,225,559
WDB Holdings Co. Ltd.	31,100	489,771
WealthNavi Inc.(a)(c)	141,500	1,628,493
Weathernews Inc.	26,600	964,817
Welcia Holdings Co. Ltd.	360,900	6,087,962
West Holdings Corp.	91,130	2,096,100
WingArc1st Inc.	74,400	1,415,369
Workman Co. Ltd.(c)	77,700	2,221,218
W-Scope Corp.(a)(c)	200,700	1,036,830
YAMABIKO Corp.	120,000	1,344,687
Yamada Holdings Co. Ltd.	2,219,800	6,780,553
Yamaguchi Financial Group Inc.	700,100	6,654,496
YA-MAN Ltd.(c)	125,700	863,560
Yamato Kogyo Co. Ltd.	147,100	8,142,542
Yamazaki Baking Co. Ltd.	425,300	10,084,855
Yamazen Corp.	189,800	1,623,125
Yaoko Co. Ltd.	67,600	3,900,374
Yellow Hat Ltd.	120,100	1,491,033
Yodogawa Steel Works Ltd.	79,000	2,080,606
Yokogawa Bridge Holdings Corp.	120,000	2,322,388
Yokohama Rubber Co. Ltd. (The)	451,400	10,683,590
Yokorei Co. Ltd.	171,400	1,303,889
Yonex Co. Ltd.	228,500	1,856,788
Yoshinoya Holdings Co. Ltd.	237,700	5,300,789
Yuasa Trading Co. Ltd.	58,600	1,952,501
Yurtec Corp.	91,900	725,879
Zenkoku Hosho Co. Ltd.	201,700	7,505,946
Zenrin Co. Ltd.	168,600	1,013,979
Zeon Corp.	528,900	4,798,404
ZERIA Pharmaceutical Co. Ltd.	105,400	1,459,729
ZIGExN Co. Ltd.	206,300	737,696
Zojirushi Corp.	143,700	1,390,744
Zuken Inc.	62,000	1,694,619

		3,338,174,836

Netherlands — 1.8%
Aalberts NV	385,046	15,312,628
Alfen NV(a)(c)(d)	84,151	5,088,908
Allfunds Group PLC	1,345,648	9,647,211
AMG Critical Materials NV	121,781	2,584,411
Arcadis NV	279,884	15,366,036
Ariston Holding NV	243,725	1,599,588
Basic-Fit NV(a)(c)(d)	202,637	5,867,280
Brunel International NV	96,341	1,071,746
Cementir Holding NV	186,415	1,999,189
Corbion NV	229,016	4,434,747
Eurocommercial Properties NV	166,464	3,729,458
Fastned BV(a)(c)	29,718	881,122
Flow Traders Ltd., NVS	123,693	2,221,679
Fugro NV(a)	435,411	8,038,922
InPost SA(a)	772,398	11,601,280
Iveco Group NV(a)	677,094	7,225,511
Just Eat Takeaway.com NV(a)(c)(d)	720,271	10,875,636
Koninklijke BAM Groep NV	1,059,758	2,925,764
Koninklijke Vopak NV	264,377	8,258,781
MFE-MediaForEurope NV, NVS(c)	312,243	1,128,065
MFE-MediaForEurope NV, Class A(c)	608,879	1,554,233

74	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NSI NV	73,553	$1,573,877
Pharming Group NV(a)	2,502,889	3,155,348
PostNL NV	1,206,649	1,758,329
SBM Offshore NV	549,507	6,995,701
Signify NV(d)	493,869	14,808,487
Sligro Food Group NV	79,315	1,232,047
Technip Energies NV	563,493	11,664,631
TKH Group NV	154,625	6,226,398
TomTom NV(a)(c)	278,016	1,882,422
Van Lanschot Kempen NV	125,594	3,781,339
Vastned Retail NV	43,938	969,838
Wereldhave NV	122,903	1,840,946

		177,301,558

New Zealand — 0.7%
Air New Zealand Ltd.	6,283,788	2,439,013
Contact Energy Ltd.	3,025,585	14,924,566
Fletcher Building Ltd.	3,002,394	8,295,163
Goodman Property Trust	4,109,125	5,626,213
Infratil Ltd.	3,195,754	20,615,758
Kiwi Property Group Ltd.	6,368,635	3,386,760
Oceania Healthcare Ltd.	2,527,226	1,081,337
Ryman Healthcare Ltd.(a)	2,226,597	7,735,003
Warehouse Group Ltd. (The)(c)	420,468	408,648

		64,512,461

Norway — 2.4%
Aker ASA, Class A	86,326	5,129,637
Aker Carbon Capture ASA(a)(c)	1,380,181	1,360,771
Aker Solutions ASA	961,589	3,566,554
Atea ASA	305,592	4,073,688
Austevoll Seafood ASA(c)	356,382	2,583,507
Avance Gas Holding Ltd.(d)	77,237	900,355
Bakkafrost P/F	192,101	10,728,490
BLUENORD ASA(a)(c)	90,894	4,329,829
Borr Drilling Ltd.(c)	785,370	4,865,880
Borregaard ASA	366,948	6,259,286
BW LPG Ltd.(d)	348,312	4,298,738
BW Offshore Ltd.	414,057	949,588
Cadeler AS(a)(c)	668,134	3,073,458
Cool Co. Ltd.	92,212	1,091,578
Crayon Group Holding ASA(a)(c)(d)	291,017	2,446,519
DNO ASA	1,866,511	1,635,634
DOF Group ASA(a)	577,845	3,119,243
Elkem ASA(c)(d)	1,142,952	2,371,634
Entra ASA(d)	281,704	3,085,626
Europris ASA(d)	610,099	4,572,754
Flex LNG Ltd.	109,861	3,275,800
Frontline PLC, NVS	512,990	11,466,691
Golden Ocean Group Ltd.(c)	513,361	5,413,519
Gram Car Carriers ASA	44,812	969,334
Grieg Seafood ASA	193,183	1,212,301
Hafnia Ltd.	981,349	7,136,233
Hexagon Composites ASA(a)	453,900	1,016,795
Hoegh Autoliners ASA	365,103	3,676,285
Kitron ASA(c)	674,420	2,052,775
Leroy Seafood Group ASA	1,055,799	4,240,430
MPC Container Ships ASA	1,336,867	2,009,591
NEL ASA(a)(c)	6,591,332	3,290,775
Nordic Semiconductor ASA(a)(c)	664,159	6,669,074
Norske Skog ASA(c)(d)	284,389	979,993
Norwegian Air Shuttle ASA(a)(c)	2,820,986	3,453,802
Nykode Therapeutics ASA(a)(c)	558,594	959,737

Security	Shares	Value

Norway (continued)
Odfjell Drilling Ltd.	331,479	$1,229,014
PGS ASA(a)	3,656,061	2,287,704
Protector Forsikring ASA	230,040	4,125,179
REC Silicon ASA(a)(c)	1,032,371	1,206,284
Scatec ASA(a)(d)	469,824	3,493,451
Schibsted ASA, Class A	280,072	8,591,757
Schibsted ASA, Class B	373,968	10,731,279
Seadrill Ltd.(a)(c)	138,800	5,974,327
SpareBank 1 Nord Norge	313,576	3,088,875
SpareBank 1 Oestlandet	100,907	1,174,358
SpareBank 1 SMN	506,937	6,901,747
SpareBank 1 SR-Bank ASA	684,237	8,297,970
Stolt-Nielsen Ltd.	89,519	3,346,042
Storebrand ASA	1,702,132	15,304,141
Subsea 7 SA	878,993	11,847,051
TGS ASA	504,478	4,912,483
TOMRA Systems ASA	934,967	9,391,534
Veidekke ASA	394,545	3,601,352
Wallenius Wilhelmsen ASA	402,895	3,916,724

		237,687,176

Portugal — 0.3%
Altri SGPS SA	290,528	1,416,243
Banco Comercial Portugues SA, Class R(a)	32,018,095	9,313,949
Corticeira Amorim SGPS SA	111,671	1,140,453
CTT-Correios de Portugal SA	352,546	1,398,838
Greenvolt Energias Renovaveis SA(a)(c)	213,899	1,867,778
Mota-Engil SGPS SA	351,309	2,014,933
Navigator Co. SA (The)	834,991	3,440,609
NOS SGPS SA	691,371	2,450,700
REN - Redes Energeticas Nacionais SGPS SA	1,593,238	3,914,550
Semapa-Sociedade de Investimento e Gestao	77,927	1,205,753
Sonae SGPS SA	3,089,644	2,986,850

		31,150,656

Singapore — 1.9%
AEM Holdings Ltd.(c)	994,300	1,978,533
AIMS APAC REIT(c)	2,229,575	2,173,205
Best World International Ltd.(a)	499,600	628,344
CapitaLand Ascott Trust(c)	10,091,296	7,194,421
CapitaLand China Trust(c)	4,562,334	2,833,864
Capitaland India Trust	4,090,842	3,201,926
CDL Hospitality Trusts	3,550,200	2,719,350
ComfortDelGro Corp. Ltd.	8,299,100	8,631,763
Cromwell European Real Estate Investment Trust	1,182,160	1,785,121
Digital Core REIT Management Pte Ltd.(c)	3,027,600	1,946,114
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-LOGOS REIT	26,476,973	6,118,421
Far East Hospitality Trust	3,708,800	1,797,033
First Resources Ltd.	2,139,800	2,355,031
Frasers Centrepoint Trust	4,050,338	6,927,784
Frasers Hospitality Trust	3,159,800	1,095,272
Frasers Logistics & Commercial Trust	11,360,536	9,456,971
Golden Agri-Resources Ltd.(c)	24,745,200	4,980,398
Hong Fok Corp. Ltd.(c)	1,152,800	737,760
Hutchison Port Holdings Trust, Class U(c)	18,301,000	2,740,703
iFAST Corp. Ltd.	522,000	2,862,431
Keppel DC REIT	5,318,400	6,677,889
Keppel Infrastructure Trust(c)	15,125,090	5,684,080
Keppel REIT	8,659,300	5,955,139
Lendlease Global Commercial REIT(c)	7,006,229	3,280,524
Mapletree Industrial Trust	8,217,393	14,966,791
Maxeon Solar Technologies Ltd.(a)(c)	146,601	664,103

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Nanofilm Technologies International Ltd.(c)	1,162,900	$593,238
NetLink NBN Trust	11,227,000	7,071,796
Olam Group Ltd.(c)	3,696,900	2,456,745
Paragon REIT	4,479,036	2,921,473
Parkway Life REIT	1,523,600	3,992,628
Raffles Medical Group Ltd.	3,209,100	2,411,514
Riverstone Holdings Ltd./Singapore	1,916,900	997,132
Sasseur Real Estate Investment Trust	2,476,100	1,236,666
SATS Ltd.(a)	4,071,579	8,313,096
Sheng Siong Group Ltd.(c)	2,551,100	2,962,448
SIA Engineering Co. Ltd.(c)	1,141,600	1,953,087
Singapore Post Ltd.(c)	5,225,900	1,597,182
Starhill Global REIT	5,462,600	2,097,085
StarHub Ltd.(c)	2,240,700	1,770,512
Straits Trading Co. Ltd.(c)	542,434	670,210
Suntec REIT(c)	7,812,300	6,906,294
Super Hi International Holding Ltd.(a)(c)	661,000	711,033
UMS Holdings Ltd.	1,935,400	1,834,712
Venture Corp. Ltd.	1,062,500	10,585,225
Yangzijiang Financial Holding Ltd.	8,930,000	2,088,941
Yangzijiang Shipbuilding Holdings Ltd.	9,911,400	12,373,587
Yanlord Land Group Ltd.(a)	2,216,400	856,507

		185,794,098

Spain — 1.9%
Acerinox SA	688,530	7,268,941
Aedas Homes SA(d)	25,045	478,529
Almirall SA	311,168	2,951,703
Applus Services SA	512,127	6,193,170
Atresmedia Corp. de Medios de Comunicacion SA	324,450	1,304,069
Audax Renovables SA(a)(c)	591,932	837,118
Banco de Sabadell SA	21,990,226	28,541,908
Bankinter SA	2,582,832	15,946,713
Cia. de Distribucion Integral Logista Holdings SA	229,973	6,504,781
Cie. Automotive SA	161,810	4,269,003
Construcciones y Auxiliar de Ferrocarriles SA	62,316	2,239,672
Distribuidora Internacional de Alimentacion SA(a)(c)	65,957,017	855,357
eDreams ODIGEO SA(a)	343,648	2,610,381
Ence Energia y Celulosa SA	512,040	1,618,984
Faes Farma SA	1,168,086	3,838,537
Fluidra SA	365,474	7,912,224
Gestamp Automocion SA(d)	640,220	2,123,661
Global Dominion Access SA(d)	331,508	1,280,845
Grenergy Renovables SA(a)(c)	52,923	1,846,340
Indra Sistemas SA(c)	507,173	9,004,464
Inmobiliaria Colonial SOCIMI SA	1,038,416	6,243,268
Laboratorios Farmaceuticos Rovi SA	83,304	5,745,685
Lar Espana Real Estate SOCIMI SA	209,471	1,405,791
Let’s Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,237,299	2,338,060
Mapfre SA	3,554,165	7,825,965
Melia Hotels International SA(a)(c)	404,277	2,735,367
Merlin Properties SOCIMI SA	1,259,494	12,825,707
Neinor Homes SA(d)	98,310	1,109,184
Opdenergy Holdings SA, NVS(a)	161,638	1,007,916
Pharma Mar SA	59,942	2,502,182
Prosegur Cash SA(d)	1,190,519	645,870
Prosegur Cia. de Seguridad SA	699,079	1,322,772
Sacyr SA	1,581,858	5,214,986
Sacyr SA, NVS	31,796	105,009
Solaria Energia y Medio Ambiente SA(a)	316,344	4,670,541
Talgo SA(d)	276,282	1,248,827

Security	Shares	Value

Spain (continued)
Tecnicas Reunidas SA(a)(c)	202,326	$1,699,526
Unicaja Banco SA(d)	5,325,812	5,092,244
Vidrala SA	80,738	8,092,401
Viscofan SA	151,834	8,893,517

		188,351,219

Sweden — 5.7%
AAK AB	704,281	15,873,146
AcadeMedia AB(c)(d)	301,104	1,644,887
AddLife AB, Class B	436,268	4,702,304
AddTech AB, Class B	998,353	20,595,727
AFRY AB	361,287	4,989,061
Alimak Group AB(d)	244,682	2,156,354
Alleima AB, NVS	758,780	5,037,345
Arjo AB, Class B	858,732	4,019,368
Atrium Ljungberg AB, Class B	199,310	3,995,144
Attendo AB(a)(d)	420,053	1,644,829
Avanza Bank Holding AB	482,272	9,687,623
Axfood AB	419,422	10,611,850
Betsson AB	442,092	4,811,338
Bilia AB, Class A	241,979	2,925,376
Billerud Aktiebolag	868,406	7,721,943
BioArctic AB, Class B(a)(c)(d)	140,873	3,055,543
BioGaia AB, Class B	326,722	3,535,134
Biotage AB	260,409	3,701,369
BoneSupport Holding AB(a)(d)	234,631	4,645,297
Boozt AB(a)(d)	221,682	2,596,708
Bravida Holding AB(d)	787,760	5,973,365
Bufab AB	101,186	3,583,652
Bure Equity AB	213,696	6,103,452
Calliditas Therapeutics AB, Class B(a)(c)	176,854	1,932,255
Camurus AB(a)	117,565	5,828,326
Castellum AB(a)	1,518,170	19,544,744
Catena AB	124,983	5,328,863
Cibus Nordic Real Estate AB	202,146	2,381,753
Clas Ohlson AB, Class B	150,822	2,146,280
Cloetta AB, Class B	750,390	1,350,560
Coor Service Management Holding AB(d)	366,874	1,545,866
Corem Property Group AB, Class B	1,920,100	1,934,540
Creades AB, Class A	198,114	1,309,367
Dios Fastigheter AB	381,147	2,956,378
Dometic Group AB(d)	1,225,709	9,754,083
Electrolux AB, Class B(a)	856,063	8,007,628
Electrolux Professional AB, Class B	908,191	4,825,614
Elekta AB, Class B	1,341,148	10,119,909
Embracer Group AB, Class B(a)(c)	2,971,414	5,670,846
Engcon AB(c)	148,824	1,190,905
Fabege AB	891,915	8,353,596
Fortnox AB	1,876,624	10,346,362
Granges AB	410,414	4,069,528
Hemnet Group AB	341,124	9,209,600
Hexatronic Group AB(c)	717,614	1,505,278
Hexpol AB	1,015,700	11,626,265
HMS Networks AB	107,668	4,736,859
Hufvudstaden AB, Class A	425,718	5,504,911
Instalco AB	811,373	3,244,427
Intrum AB(c)	325,472	1,927,815
Investment AB Oresund	153,607	1,649,849
INVISIO AB	154,498	2,998,684
Inwido AB	193,434	2,362,880
JM AB(c)	252,017	4,103,817
Kambi Group PLC, Class B(a)	88,690	1,188,880
Kindred Group PLC	879,488	10,346,474

76	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Kinnevik AB, Class B(a)	950,562	$10,212,851
Lindab International AB	289,294	5,493,316
Loomis AB, Class B	277,088	7,586,110
Medicover AB, Class B	240,411	3,964,794
MEKO AB	137,783	1,399,457
Millicom International Cellular SA, SDR(a)	525,119	9,008,169
MIPS AB	101,812	3,382,298
Modern Times Group MTG AB, Class B(a)	358,325	2,742,624
Munters Group AB(d)	490,206	7,824,291
Mycronic AB	281,909	7,840,973
NCAB Group AB(c)	687,983	4,449,574
NCC AB, Class B	299,183	3,820,589
New Wave Group AB, Class B	344,179	3,056,777
Nolato AB, Class B	746,564	3,615,548
Nordnet AB publ	528,172	8,311,077
Norion Bank AB(a)	233,823	925,964
Note AB(a)(c)	69,553	983,082
NP3 Fastigheter AB	100,242	1,974,848
Nyfosa AB	578,294	5,172,483
OX2 AB, Class B(a)(c)	586,968	2,792,782
Pandox AB, Class B	353,145	4,842,417
Paradox Interactive AB	138,967	2,722,596
Peab AB, Class B	654,016	3,228,836
Platzer Fastigheter Holding AB, Class B	221,471	1,804,154
Ratos AB, Class B	754,764	2,487,923
Resurs Holding AB(c)(d)	472,926	649,894
Rvrc Holding AB	182,990	1,113,221
Samhallsbyggnadsbolaget i Norden AB(c)	4,179,991	1,915,250
Scandic Hotels Group AB(a)(c)(d)	542,918	2,501,314
Sdiptech AB, Class B(a)	110,353	2,738,825
Sectra AB, Class B	521,192	9,707,959
Sinch AB(a)(c)(d)	2,632,417	8,084,150
SkiStar AB	157,569	1,979,094
SSAB AB, Class A	874,099	6,800,322
SSAB AB, Class B	2,507,579	19,154,041
Stillfront Group AB(a)	1,779,149	1,843,811
Storskogen Group AB	5,240,176	3,617,299
Surgical Science Sweden AB(a)(c)	141,159	2,412,486
Svolder AB	335,129	1,853,610
Sweco AB, Class B	827,571	9,700,625
SwedenCare AB	272,038	1,617,069
Synsam AB(c)	181,403	807,031
Thule Group AB(d)	404,765	10,299,285
Trelleborg AB, Class B	870,124	26,484,124
Troax Group AB	147,966	3,214,497
Truecaller AB(a)(c)	901,999	2,666,961
Vimian Group AB(a)(c)	635,262	1,743,412
Vitec Software Group AB, Class B(c)	120,475	6,691,870
Vitrolife AB	285,080	4,693,382
Wallenstam AB, Class B(c)	1,336,565	6,709,238
Wihlborgs Fastigheter AB	1,053,114	9,414,471
Xvivo Perfusion AB(a)	87,745	2,438,454

		563,109,185

Switzerland — 4.4%
Accelleron Industries AG, NVS	363,128	11,620,002
Allreal Holding AG, Registered	58,157	10,344,466
ALSO Holding AG, Registered	24,436	7,154,044
Arbonia AG	193,074	2,235,696
Aryzta AG(a)	3,831,478	6,877,027
Autoneum Holding AG(a)(c)	11,843	1,759,776
Basilea Pharmaceutica AG, Registered(a)	46,268	1,813,917
Belimo Holding AG, Registered	38,155	17,791,271

Security	Shares	Value

Switzerland (continued)
Bell Food Group AG, Registered	8,419	$2,468,554
Bossard Holding AG, Class A, Registered	21,705	5,194,129
Bucher Industries AG, Registered	25,734	10,900,056
Burckhardt Compression Holding AG	11,794	6,598,357
Burkhalter Holding AG	28,692	2,929,214
Bystronic AG, Registered	5,055	2,532,856
Cembra Money Bank AG	117,192	9,035,732
Coltene Holding AG, Registered	9,945	654,793
Comet Holding AG, Registered	29,890	9,855,146
COSMO Pharmaceuticals NV	36,313	2,693,125
Daetwyler Holding AG, Bearer	28,922	5,880,748
DKSH Holding AG	138,372	9,682,554
DocMorris AG(a)(c)	45,917	4,283,644
dormakaba Holding AG	12,140	6,081,412
Dottikon Es Holding AG(a)(c)	10,784	2,849,240
EFG International AG	356,054	4,572,271
Emmi AG, Registered	8,315	8,710,990
Flughafen Zurich AG, Registered	76,930	15,872,657
Forbo Holding AG, Registered	3,708	4,359,759
Galenica AG(d)	192,495	16,974,697
Georg Fischer AG	316,039	21,152,010
Gurit Holding AG(a)	11,032	966,475
Huber + Suhner AG, Registered	65,383	4,689,458
Idorsia Ltd.(a)(c)	426,739	761,525
Implenia AG, Registered	56,457	2,004,290
Inficon Holding AG, Registered	6,554	9,948,154
Interroll Holding AG, Registered	2,793	8,157,771
Intershop Holding AG	4,308	3,090,916
Kardex Holding AG, Registered	23,837	6,054,179
Komax Holding AG, Registered	14,924	2,869,873
Landis+Gyr Group AG	82,494	6,764,222
LEM Holding SA, Registered	1,757	4,015,069
Leonteq AG	35,015	1,302,913
Medacta Group SA(d)	27,116	4,057,975
Medmix AG(d)	92,406	1,852,510
Meier Tobler Group AG	17,251	743,655
Metall Zug AG, Class B, Registered	724	1,208,135
Meyer Burger Technology AG(a)(c)	12,659,667	1,628,336
Mobilezone Holding AG, Registered	160,463	2,464,254
Mobimo Holding AG, Registered	27,883	8,237,703
Montana Aerospace AG(a)(d)	103,722	2,025,427
OC Oerlikon Corp. AG, Registered	729,628	3,179,598
Orior AG	22,171	1,711,907
PolyPeptide Group AG(a)(c)(d)	55,124	1,011,830
PSP Swiss Property AG, Registered	176,627	23,508,532
Rieter Holding AG, Registered(c)	9,431	992,249
Schweiter Technologies AG, NVS	3,696	2,027,748
Sensirion Holding AG(a)(c)(d)	35,946	2,991,341
SFS Group AG	66,820	8,022,383
Siegfried Holding AG, Registered	15,455	15,395,463
SKAN Group AG(c)	38,923	3,434,326
Softwareone Holding AG	424,182	7,950,254
St. Galler Kantonalbank AG, Class A, Registered	11,140	6,447,135
Stadler Rail AG	226,672	7,235,740
Sulzer AG, Registered	72,724	7,025,302
Swissquote Group Holding SA, Registered	44,386	11,139,683
Tecan Group AG, Registered	49,241	18,796,015
TX Group AG	11,677	1,759,094
u-blox Holding AG	26,018	2,564,251
Valiant Holding AG, Registered	61,213	7,334,636
Vetropack Holding AG, Class A, Registered	48,829	2,124,168
Vontobel Holding AG, Registered	108,467	7,144,626

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
V-ZUG Holding AG(a)(c)	9,133	$640,300
Ypsomed Holding AG, Registered	15,760	5,563,096
Zehnder Group AG, Registered	34,743	2,070,542

		435,791,202

United Kingdom — 14.9%
4imprint Group PLC	108,854	7,464,551
888 Holdings PLC(a)	1,470,428	1,446,056
AB Dynamics PLC	66,332	1,492,110
Advanced Medical Solutions Group PLC	851,364	2,260,366
AG Barr PLC	344,263	2,478,096
Airtel Africa PLC(d)	3,634,819	5,162,129
AJ Bell PLC	1,190,519	4,773,669
Alpha Financial Markets Consulting PLC	430,915	1,976,877
Alpha Group International PLC	132,824	2,768,334
Alphawave IP Group PLC(a)(c)	956,474	1,569,857
AO World PLC(a)(c)	1,635,286	1,886,919
Ascential PLC(a)	1,704,060	6,563,626
Ashmore Group PLC	1,782,456	4,793,400
ASOS PLC(a)(c)	228,662	1,068,034
Assura PLC	11,376,647	6,421,611
Aston Martin Lagonda Global Holdings PLC(a)(d)	1,067,255	2,574,226
Atalaya Mining PLC	403,267	1,778,490
Auction Technology Group PLC(a)(c)	368,317	2,543,887
B&M European Value Retail SA	3,662,735	24,004,531
Babcock International Group PLC	967,826	5,531,360
Balanced Commercial Property Trust Ltd.	2,719,908	2,608,593
Balfour Beatty PLC	2,154,961	9,066,865
Bank of Georgia Group PLC	132,467	6,370,874
Beazley PLC	2,576,445	17,735,125
Bellway PLC	457,466	15,939,087
Big Yellow Group PLC	720,639	10,420,454
Bodycote PLC	739,991	5,966,626
boohoo Group PLC(a)(c)	2,919,076	1,345,822
Breedon Group PLC	1,160,506	5,346,029
Bridgepoint Group PLC(d)	932,261	3,175,750
British Land Co. PLC (The)	3,396,124	16,324,214
Britvic PLC	967,913	10,825,066
Burford Capital Ltd.	721,013	10,992,292
Bytes Technology Group PLC	874,009	7,255,692
C&C Group PLC	1,464,691	2,851,128
Capita PLC(a)	6,491,159	1,567,923
Capital & Counties Properties PLC	5,663,539	9,540,744
Carnival PLC(a)	533,052	8,008,654
Centamin PLC	4,429,206	5,395,765
Central Asia Metals PLC	686,778	1,446,528
Ceres Power Holdings PLC(a)(c)	507,274	1,537,741
Chemring Group PLC	1,085,480	4,842,214
Clarkson PLC	111,045	4,995,821
Close Brothers Group PLC	578,317	3,975,101
CLS Holdings PLC	667,094	829,651
Coats Group PLC	6,177,349	5,605,246
Computacenter PLC	330,086	12,059,106
ConvaTec Group PLC(d)	6,346,690	19,315,355
Craneware PLC	115,612	3,150,075
Cranswick PLC	205,242	10,466,554
Crest Nicholson Holdings PLC	935,811	2,483,387
Currys PLC	4,129,499	2,589,444
Custodian Property Income REIT PLC	1,515,188	1,369,668
CVS Group PLC	279,108	5,970,686
Darktrace PLC(a)	1,341,795	5,818,041
Deliveroo PLC, Class A(a)(d)	3,508,080	5,223,804
Derwent London PLC	370,202	9,977,623

Security	Shares	Value

United Kingdom (continued)
Diploma PLC	517,202	$21,319,963
Direct Line Insurance Group PLC(a)	5,029,848	10,733,462
DiscoverIE Group PLC	364,358	3,597,129
Diversified Energy Co. PLC	181,395	2,092,092
Domino’s Pizza Group PLC	1,442,065	6,368,486
Dowlais Group PLC	5,341,962	6,102,185
Dr. Martens PLC	2,262,888	2,547,903
Drax Group PLC	1,518,752	9,800,648
DS Smith PLC	5,278,260	18,820,123
Dunelm Group PLC	464,951	6,404,692
easyJet PLC(a)	1,147,861	8,036,220
Elementis PLC(a)	2,246,058	4,025,347
Empiric Student Property PLC	2,293,607	2,657,245
Energean PLC	582,091	6,994,129
EnQuest PLC(a)	5,443,910	889,980
Essentra PLC	1,116,290	2,447,387
FD Technologies PLC(a)(c)	90,096	1,431,628
FDM Group Holdings PLC	296,713	1,727,832
Ferrexpo PLC	1,086,941	1,195,653
Fevertree Drinks PLC	406,946	5,208,800
Finablr PLC(a)(b)(d)	1,080,679	14
Firstgroup PLC	2,553,552	5,376,323
Forterra PLC(d)	808,226	1,692,086
Frasers Group PLC(a)	434,954	4,450,229
Future PLC	423,866	3,798,323
Games Workshop Group PLC	126,901	15,929,386
Gamma Communications PLC(c)	358,378	5,422,820
GB Group PLC	969,401	3,461,975
Genuit Group PLC	957,684	5,121,591
Genus PLC	252,395	7,330,939
Grafton Group PLC	770,187	9,486,309
Grainger PLC	2,667,649	8,898,035
Great Portland Estates PLC	794,194	4,178,799
Greatland Gold PLC(a)(c)	17,856,180	1,629,298
Greggs PLC	393,307	13,248,663
Gulf Keystone Petroleum Ltd.	889,581	1,179,570
Halfords Group PLC	839,593	1,898,839
Hammerson PLC	14,367,551	4,903,014
Harbour Energy PLC	2,359,774	8,293,748
Hays PLC	6,007,167	7,475,053
Helios Towers PLC(a)	2,826,320	2,833,201
Hill & Smith PLC	309,078	7,316,068
Hilton Food Group PLC	291,527	2,903,895
Hiscox Ltd.	1,329,873	17,510,769
Hochschild Mining PLC(a)	1,286,872	1,691,894
Home REIT PLC(b)	3,524,118	1,274,540
Howden Joinery Group PLC	2,116,023	21,428,715
Hunting PLC	545,581	2,271,298
Ibstock PLC(d)	1,536,873	2,987,740
IG Group Holdings PLC	1,504,538	13,519,981
IMI PLC	999,449	21,197,862
Impact Healthcare REIT PLC, Class B	1,228,282	1,326,896
Impax Asset Management Group PLC(c)	382,378	2,628,923
Inchcape PLC	1,433,140	12,340,410
Indivior PLC, NVS(a)	451,304	7,932,775
IntegraFin Holdings PLC	1,132,871	4,224,846
Intermediate Capital Group PLC	1,116,213	25,165,131
International Distributions Services PLC(a)	2,747,530	9,638,025
Investec PLC	2,488,248	16,199,777
IP Group PLC	3,911,970	2,597,804
ITM Power PLC(a)(c)	1,786,095	1,346,377
ITV PLC	13,922,732	10,545,916

78	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
IWG PLC(a)	2,907,286	$6,889,659
J D Wetherspoon PLC(a)	345,920	3,682,430
JET2 PLC	660,102	11,176,273
John Wood Group PLC(a)	2,673,250	5,299,819
Johnson Matthey PLC	702,342	14,481,572
Johnson Service Group PLC	1,605,350	2,974,381
JTC PLC(d)	602,896	6,060,307
Judges Scientific PLC	22,884	2,668,083
Jupiter Fund Management PLC	1,747,556	1,750,703
Just Group PLC	4,016,468	4,327,817
Kainos Group PLC	336,626	4,893,173
Keller Group PLC	279,719	3,098,225
Keywords Studios PLC	291,466	6,095,092
Kier Group PLC(a)	1,687,430	2,732,978
Lancashire Holdings Ltd.	934,398	7,187,868
Learning Technologies Group PLC	2,237,439	2,282,101
Liontrust Asset Management PLC	237,269	1,872,805
LondonMetric Property PLC	4,194,439	10,248,668
LXI REIT PLC	6,358,678	8,480,572
Man Group PLC/Jersey	4,601,497	13,826,435
Marks & Spencer Group PLC	7,714,385	24,102,019
Marlowe PLC(a)(c)	308,203	1,464,697
Marshalls PLC	880,641	3,124,944
Me Group International PLC	592,305	953,298
Mitchells & Butlers PLC(a)	1,046,770	3,451,740
Mitie Group PLC	4,917,294	6,443,565
Mobico Group PLC	2,070,370	2,240,383
Molten Ventures PLC(a)(c)	574,889	1,738,337
Moneysupermarket.com Group PLC	1,959,319	6,321,767
Moonpig Group PLC(a)(c)	912,180	1,930,158
Morgan Advanced Materials PLC	1,104,906	3,794,671
Morgan Sindall Group PLC	160,780	4,615,085
NCC Group PLC	1,177,643	1,808,822
Network International Holdings PLC(a)(d)	1,836,973	9,018,658
Next 15 Group PLC	327,833	3,801,485
Ninety One PLC	1,146,461	2,564,387
OSB Group PLC	1,520,829	8,653,938
Oxford Instruments PLC	211,196	5,941,802
Oxford Nanopore Technologies PLC(a)	2,230,897	4,532,028
Pagegroup PLC	1,262,437	7,337,080
Pan African Resources PLC(c)	6,208,107	1,409,862
Paragon Banking Group PLC	795,855	7,088,347
Pennon Group PLC	1,007,728	8,972,400
Petrofac Ltd.(a)(c)	1,651,835	639,634
Pets at Home Group PLC	1,735,968	6,164,379
Picton Property Income Ltd.	2,016,654	1,710,920
Playtech PLC(a)	882,780	4,971,713
Plus500 Ltd.	309,137	6,991,711
Polar Capital Holdings PLC	332,400	1,910,448
Premier Foods PLC	2,508,147	4,519,934
Primary Health Properties PLC	5,219,010	6,425,552
PRS REIT PLC (The)	2,071,660	2,210,600
PZ Cussons PLC	928,915	1,568,129
QinetiQ Group PLC	2,014,664	9,098,670
Quilter PLC(d)	5,394,078	7,163,391
Rank Group PLC(a)	797,627	711,626
Rathbones Group PLC	228,283	4,775,334
Redde Northgate PLC	879,658	3,957,507
Redrow PLC	1,080,098	8,205,002
Renew Holdings PLC	312,407	3,484,756
Renewi PLC(a)	289,463	2,153,330
Renishaw PLC	140,173	6,199,391

Security	Shares	Value

United Kingdom (continued)
RHI Magnesita NV	72,437	$3,088,133
Rightmove PLC	3,113,459	22,034,486
Rotork PLC	3,297,375	12,998,597
RS GROUP PLC	1,818,163	18,016,102
RWS Holdings PLC	1,165,120	3,508,299
S4 Capital PLC(a)(c)	1,411,601	787,099
Safestore Holdings PLC	833,702	8,682,365
Savills PLC	527,211	6,768,204
Serco Group PLC	4,247,959	9,269,642
Serica Energy PLC	945,860	2,528,069
SIG PLC(a)	2,579,826	1,074,003
Sirius Real Estate Ltd.	5,161,991	5,939,948
Smart Metering Systems PLC	512,776	6,179,989
Softcat PLC	496,500	9,098,443
SolGold PLC(a)(c)	5,726,459	566,057
Spectris PLC	394,530	18,366,714
Spire Healthcare Group PLC(d)	1,061,551	3,181,426
Spirent Communications PLC	2,307,873	3,442,800
SSP Group PLC(a)	3,085,909	8,782,423
SThree PLC	482,878	2,498,664
Supermarket Income REIT PLC	4,794,817	4,921,943
Synthomer PLC(a)	467,831	934,113
Target Healthcare REIT PLC	2,383,885	2,508,635
Tate & Lyle PLC	1,546,061	12,206,585
TBC Bank Group PLC	180,287	6,660,127
Team17 Group PLC(a)	446,267	1,526,997
Telecom Plus PLC	290,309	5,349,392
THG PLC, Class B(a)(c)	2,233,551	1,862,470
TI Fluid Systems PLC(d)	1,306,632	2,369,490
TP ICAP Group PLC	2,995,779	7,097,786
Trainline PLC(a)(d)	1,748,353	7,320,634
Travis Perkins PLC	808,601	8,065,487
Tritax Big Box REIT PLC	7,349,029	15,385,836
Trustpilot Group PLC(a)(d)	1,125,887	2,564,026
TUI AG(a)	1,754,944	12,090,863
Tullow Oil PLC(a)	4,551,468	1,783,968
Tyman PLC	736,511	2,860,811
UK Commercial Property REIT Ltd.	2,944,069	2,384,778
UNITE Group PLC (The)	1,435,538	18,340,198
Urban Logistics REIT PLC	1,824,766	2,899,908
Vanquis Banking Group PLC	966,779	1,448,186
Vesuvius PLC	833,525	5,018,730
Victoria PLC(a)(c)	221,337	782,596
Victrex PLC	334,459	5,777,211
Virgin Money UK PLC	4,400,481	8,691,273
Vistry Group PLC	1,264,272	15,992,157
Volex PLC	507,536	2,038,946
Volution Group PLC	765,274	4,189,798
Warehouse REIT PLC	1,593,970	1,753,393
Watches of Switzerland Group PLC(a)(c)(d)	923,645	4,349,854
Weir Group PLC (The)	1,016,991	23,376,469
WH Smith PLC	504,234	7,705,315
Wickes Group PLC	939,502	1,864,115
Wincanton PLC	449,366	2,456,919
Workspace Group PLC	555,247	3,652,253
Yellow Cake PLC(a)(d)	830,172	7,296,159
YouGov PLC	404,991	5,979,306
Young & Co’s Brewery PLC, Series A, Class A(c)	81,434	1,057,814

		1,459,586,103

Total Common Stocks — 98.9% (Cost: $10,867,159,918)		9,717,132,438

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	31,344	$1,611,124
Einhell Germany AG, Preference Shares, NVS	6,020	1,014,907
Fuchs Petrolub SE, Preference Shares, NVS	266,389	11,676,769
Jungheinrich AG, Preference Shares, NVS	184,355	6,205,275
Schaeffler AG, Preference Shares, NVS	477,170	3,015,386
Sixt SE, Preference Shares, NVS	63,675	4,360,789
STO SE & Co. KGaA, Preference Shares, NVS	10,578	1,675,879

		29,560,129

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	182,120	4,420,308

Total Preferred Stocks — 0.3% (Cost: $32,865,749)		33,980,437

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	42,124	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(c)	96,743	1

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	3,096,556	34

Total Warrants — 0.0% (Cost: $—)		35

Total Long-Term Investments — 99.2% (Cost: $10,900,025,667)		9,751,112,910

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	378,727,438	$378,954,674
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	3,110,000	3,110,000

Total Short-Term Securities — 3.9% (Cost: $381,871,566)		382,064,674

Total Investments — 103.1% (Cost: $11,281,897,233)		10,133,177,584

Liabilities in Excess of Other Assets — (3.1)%		(302,931,305)

Net Assets — 100.0%		$9,830,246,279

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$422,283,531	$—	$(43,455,226	)(a)	$52,405	$73,964	$378,954,674	378,727,438	$4,950,610	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,300,000	—	(190,000	)(a)	—	—	3,110,000	3,110,000	153,389		—

					$52,405	$73,964	$382,064,674		$5,103,999		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

80	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	158	03/07/24	$27,119	$1,209,446
Euro STOXX 50 Index	557	03/15/24	28,004	678,617
FTSE 100 Index	233	03/15/24	22,440	(58,867)

				$1,829,196

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,888,063	$—	$—	$—	$1,888,063

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$58,867	$—	$—	$—	$58,867

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,938,175	$—	$—	$—	$1,938,175

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$148,665	$—	$—	$—	$148,665

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$75,665,028

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$917,853,766	$8,793,010,955	$6,267,717	$9,717,132,438
Preferred Stocks	2,690,786	31,289,651	—	33,980,437
Warrants	—	1	34	35
Short-Term Securities
Money Market Funds	382,064,674	—	—	382,064,674

	$1,302,609,226	$8,824,300,607	$6,267,751	$10,133,177,584

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,888,063	$—	$1,888,063
Liabilities
Equity Contracts	—	(58,867)	—	(58,867)

	$—	$1,829,196	$—	1,829,196

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

82	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$—	$—	$—	$4,481,394,874
Investments, at value — affiliated(c)	193,537,526	4,350,555,754	109,597,544	24,468,281
Cash	7,436	3,710	442	8,359
Cash pledged for futures contracts	—	—	—	300,000
Foreign currency, at value(d)	—	—	—	7,750,576
Receivables:
Securities lending income — affiliated	—	82,874	—	16,639
Capital shares sold	12,261	—	—	—
Dividends — unaffiliated	—	—	—	4,163,325
Dividends — affiliated	1,985	21,560	651	19,786
Tax reclaims	—	—	—	5,133,646
Unrealized appreciation on forward foreign currency exchange contracts	5,259,205	128,120,041	3,921,289	—

Total assets	198,818,413	4,478,783,939	113,519,926	4,523,255,486

LIABILITIES
Cash received as collateral for OTC derivatives	570,000	—	—	—
Collateral on securities loaned, at value	—	438,376,400	—	20,588,286
Payables:
Investments purchased	3,427,545	82,367,889	2,603,144	—
Deferred foreign capital gain tax	—	—	—	7,510,760
Investment advisory fees	4,656	89,004	2,747	1,232,193
Professional fees	—	—	—	45,847
Variation margin on futures contracts	—	—	—	53,374
Unrealized depreciation on forward foreign currency exchange contracts	965,157	23,424,435	669,400	—

Total liabilities	4,967,358	544,257,728	3,275,291	29,430,460

Commitments and contingent liabilities

NET ASSETS	$193,851,055	$3,934,526,211	$110,244,635	$4,493,825,026

NET ASSETS CONSIST OF
Paid-in capital	$191,510,193	$3,848,267,915	$123,665,246	$4,890,237,367
Accumulated earnings (loss)	2,340,862	86,258,296	(13,420,611)	(396,412,341)

NET ASSETS	$193,851,055	$3,934,526,211	$110,244,635	$4,493,825,026

NET ASSET VALUE
Shares outstanding	6,660,000	122,150,000	3,750,000	89,600,000

Net asset value	$29.11	$32.21	$29.40	$50.15

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$—	$—	$—	$4,235,513,105
(b) Securities loaned, at value	$—	$427,046,932	$—	$19,526,951
(c) Investments, at cost — affiliated	$179,992,567	$3,971,048,560	$108,631,642	$24,449,256
(d) Foreign currency, at cost	$—	$—	$—	$7,813,238

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2024

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$50,481,971,580	$9,751,112,910
Investments, at value — affiliated(c)	191,252,120	382,064,674
Cash	8,158	53,024
Foreign currency collateral pledged for futures contracts(d)	9,041,585	4,276,138
Foreign currency, at value(e)	35,884,795	43,543,880
Receivables:
Investments sold	—	4,468,367
Securities lending income — affiliated	49,966	619,731
Dividends — unaffiliated	35,758,848	14,282,036
Dividends — affiliated	196,006	12,800
Tax reclaims	88,995,210	12,567,727
Foreign withholding tax claims	40,940,056	—

Total assets	50,884,098,324	10,213,001,287

LIABILITIES
Collateral on securities loaned, at value	130,631,576	378,713,044
Payables:
Capital shares redeemed	—	305,954
Deferred foreign capital gain tax	—	47,504
Foreign taxes	—	675
Investment advisory fees	13,655,151	3,318,122
IRS compliance fee for foreign withholding tax claims	101,635,502	—
Professional fees	4,094,677	—
Variation margin on futures contracts	617,005	369,709

Total liabilities	250,633,911	382,755,008

Commitments and contingent liabilities

NET ASSETS	$50,633,464,413	$9,830,246,279

NET ASSETS CONSIST OF
Paid-in capital	$52,245,600,452	$11,773,446,237
Accumulated loss	(1,612,136,039)	(1,943,199,958)

NET ASSETS	$50,633,464,413	$9,830,246,279

NET ASSET VALUE
Shares outstanding	675,000,000	163,000,000

Net asset value	$75.01	$60.31

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$43,113,385,388	$10,900,025,667
(b) Securities loaned, at value	$124,041,954	$344,151,900
(c) Investments, at cost — affiliated	$191,150,860	$381,871,566
(d) Foreign currency collateral pledged, at cost	$9,908,433	$4,341,033
(e) Foreign currency, at cost	$35,434,760	$43,548,059

See notes to financial statements.

84	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF

INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$—	$47,062,236
Dividends — affiliated	2,671,261	47,797,565	1,463,060	203,972
Interest — unaffiliated	—	—	—	34,913
Securities lending income — affiliated — net	35,729	608,071	—	160,877
Other income — unaffiliated	—	—	—	43,104
Foreign taxes withheld	—	—	—	(3,957,265)
Foreign withholding tax claims	—	—	—	411,730
Other foreign taxes	—	—	—	(25,251)

Total investment income	2,706,990	48,405,636	1,463,060	43,934,316

EXPENSES
Investment advisory	344,337	6,954,117	219,187	7,053,237
Interest expense	214	—	—	12,461
Commitment costs	—	17,912	—	19,473
Professional	—	—	—	49,271

Total expenses	344,551	6,972,029	219,187	7,134,442

Less:
Investment advisory fees waived	(317,366)	(6,423,020)	(203,895)	—

Total expenses after fees waived	27,185	549,009	15,292	7,134,442

Net investment income	2,679,805	47,856,627	1,447,768	36,799,874

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	—	—	—	(34,018,300)
Investments — affiliated	(585,322)	1,286,286	(952,204)	4,975
Forward foreign currency exchange contracts	(1,409,198)	(35,087,324)	(969,511)	—
Foreign currency transactions	25,689	—	—	(36,763)
Futures contracts	—	—	—	39,179
In-kind redemptions — unaffiliated(b)	—	—	—	32,562,915
In-kind redemptions — affiliated(b)	—	4,536,766	55,074	—

	(1,968,831)	(29,264,272)	(1,866,641)	(1,447,994)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	—	—	—	(58,877,310)
Investments — affiliated	(2,079,822)	42,186,540	105,819	5,277
Forward foreign currency exchange contracts	5,954,037	140,481,292	4,335,593	—
Foreign currency translations	(207)	—	—	(163,607)
Futures contracts	—	—	—	(496,771)

	3,874,008	182,667,832	4,441,412	(59,532,411)

Net realized and unrealized gain (loss)	1,905,177	153,403,560	2,574,771	(60,980,405)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,584,982	$201,260,187	$4,022,539	$(24,180,531)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(159,622)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(3,275,704)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2024

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — unaffiliated	$501,926,857	$116,267,172
Dividends — affiliated	1,646,832	153,389
Interest — unaffiliated	234,866	76,672
Securities lending income — affiliated — net	341,592	4,950,610
Other income — unaffiliated	6,839	—
Foreign taxes withheld	(27,544,072)	(8,342,404)
Foreign withholding tax claims	970,490	—

Total investment income	477,583,404	113,105,439

EXPENSES
Investment advisory	77,809,237	19,770,167
Professional	101,515	3,782

Total expenses	77,910,752	19,773,949

Net investment income	399,672,652	93,331,490

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(288,237,715)	(153,829,129)
Investments — affiliated	13,121	52,405
Foreign currency transactions	849,275	(536,840)
Futures contracts	8,450,400	1,938,175
In-kind redemptions — unaffiliated(b)	481,882,496	52,778,837

	202,957,577	(99,596,552)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	382,488,250	(149,465,195)
Investments — affiliated	24,541	73,964
Foreign currency translations	(1,527,451)	(371,989)
Futures contracts	(1,996,837)	148,665

	378,988,503	(149,614,555)

Net realized and unrealized gain (loss)	581,946,080	(249,211,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$981,618,732	$(155,879,617)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(675)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(9,708)

See notes to financial statements.

86	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,679,805	$3,847,827	$47,856,627		$74,633,925
Net realized loss	(1,968,831)	(4,357,692)		(29,264,272)	(47,137,260)
Net change in unrealized appreciation (depreciation)	3,874,008	23,263,272	182,667,832		490,789,318

Net increase in net assets resulting from operations	4,584,982	22,753,407	201,260,187		518,285,983

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,638,743)	(21,121,660)	(47,700,724	)(b)	(667,586,056)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,609,597	58,363,034	224,407,708		42,219,759

NET ASSETS
Total increase (decrease) in net assets	13,555,836	59,994,781	377,967,171		(107,080,314)
Beginning of period	180,295,219	120,300,438	3,556,559,040		3,663,639,354

End of period	$193,851,055	$180,295,219	$3,934,526,211		$3,556,559,040

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF			iShares MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,447,768		$1,576,592	$36,799,874	$127,198,735
Net realized loss		(1,866,641)	(4,643,212)	(1,447,994)	(58,790,597)
Net change in unrealized appreciation (depreciation)	4,441,412		12,327,854	(59,532,411)	459,856,412

Net increase (decrease) in net assets resulting from operations	4,022,539		9,261,234	(24,180,531)	528,264,550

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,455,713	)(b)	(23,380,016)	(64,409,204)	(105,154,738)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	10,403,860		3,625,183	(37,020,035)	70,469,185

NET ASSETS
Total increase (decrease) in net assets	12,970,686		(10,493,599)	(125,609,770)	493,578,997
Beginning of period	97,273,949		107,767,548	4,619,434,796	4,125,855,799

End of period	$110,244,635		$97,273,949	$4,493,825,026	$4,619,434,796

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

88	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE ETF		iShares MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$399,672,652	$1,388,414,350	$93,331,490	$308,860,288
Net realized gain (loss)	202,957,577	334,166,170	(99,596,552)	(42,615,482)
Net change in unrealized appreciation (depreciation)	378,988,503	5,367,130,331	(149,614,555)	519,104,892

Net increase (decrease) in net assets resulting from operations	981,618,732	7,089,710,851	(155,879,617)	785,349,698

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(624,884,738)	(1,079,699,701)	(134,857,772)	(180,867,327)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(877,571,384)	(2,449,920,920)	(919,523,772)	(530,465,081)

NET ASSETS
Total increase (decrease) in net assets	(520,837,390)	3,560,090,230	(1,210,261,161)	74,017,290
Beginning of period	51,154,301,803	47,594,211,573	11,040,507,440	10,966,490,150

End of period	$50,633,464,413	$51,154,301,803	$9,830,246,279	$11,040,507,440

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$28.85		$29.49	$32.11	$25.83	$26.66	$26.88

Net investment income(a)	0.42		0.71	1.04	0.64	0.76	0.88
Net realized and unrealized gain (loss)(b)	0.25		2.92	(2.63)	6.25	(0.82)	(0.43)

Net increase (decrease) from investment operations	0.67		3.63	(1.59)	6.89	(0.06)	0.45

Distributions(c)
From net investment income		(0.41)	(0.65)	(1.03)	(0.61)	(0.77)	(0.67)
From net realized gain	—		(3.62)	—	—	—	—

Total distributions		(0.41)	(4.27)	(1.03)	(0.61)	(0.77)	(0.67)

Net asset value, end of period	$29.11		$28.85	$29.49	$32.11	$25.83	$26.66

Total Return(d)
Based on net asset value	2.31	%(e)	13.81%	(5.03)%	26.76%	(0.36)%	1.75%

Ratios to Average Net Assets(f)
Total expenses	0.38	%(g)	0.38%	0.38%	0.38%	0.38%	0.38%

Total expenses after fees waived	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	2.96	%(g)	2.55%	3.33%	2.12%	2.90%	3.37%

Supplemental Data
Net assets, end of period (000)	$193,851		$180,295	$120,300	$120,406	$71,027	$70,650

Portfolio turnover rate(h)		6%	12%	5%	10%	9%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

90	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$30.97		$32.77	$34.28	$26.72	$29.40	$29.96

Net investment income(a)	0.40		0.68	1.47	0.75	0.70	0.86

Net realized and unrealized gain (loss)(b)	1.24		4.08	(1.59)	7.55	(1.98)	(0.20)

Net increase (decrease) from investment operations	1.64		4.76	(0.12)	8.30	(1.28)	0.66

Distributions(c)

From net investment income	(0.40	)(d)	(0.67)	(1.39)	(0.74)	(0.73)	(0.91)

From net realized gain	—		(5.89)	—	—	(0.67)	(0.31)

Total distributions		(0.40)	(6.56)	(1.39)	(0.74)	(1.40)	(1.22)

Net asset value, end of period	$32.21		$30.97	$32.77	$34.28	$26.72	$29.40

Total Return(e)
Based on net asset value	5.30	%(f)	16.89%	(0.29)%	31.22%	(4.74)%	2.45%

Ratios to Average Net Assets(g)
Total expenses	0.38	%(h)	0.38%	0.38%	0.38%	0.38%	0.38%

Total expenses after fees waived	0.03	%(h)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	2.62	%(h)	2.24%	4.32%	2.42%	2.47%	3.01%

Supplemental Data

Net assets, end of period (000)	$3,934,526		$3,556,559	$3,663,639	$2,838,619	$2,260,359	$2,891,083

Portfolio turnover rate(i)		7%	15%	7%	12%	8%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$28.78		$32.76	$36.63	$26.78	$28.62	$31.37

Net investment income(a)	0.40		0.48	1.37	0.62	0.87	0.84

Net realized and unrealized gain (loss)(b)	0.62		2.35	(3.91)	9.78	(1.51)	(1.93)

Net increase (decrease) from investment operations	1.02		2.83	(2.54)	10.40	(0.64)	(1.09)

Distributions(c)

From net investment income	(0.40	)(d)	(0.47)	(1.33)	(0.55)	(0.88)	(0.80)

From net realized gain	—		(6.34)	—	—	(0.32)	(0.86)

Total distributions		(0.40)	(6.81)	(1.33)	(0.55)	(1.20)	(1.66)

Net asset value, end of period	$29.40		$28.78	$32.76	$36.63	$26.78	$28.62

Total Return(e)
Based on net asset value	3.54	%(f)	10.67%	(6.97)%	38.96%	(2.62)%	(3.05)%

Ratios to Average Net Assets(g)
Total expenses	0.43	%(h)	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses after fees waived	0.03	%(h)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	2.84	%(h)	1.64%	3.92%	1.85%	3.16%	2.94%

Supplemental Data

Net assets, end of period (000)	$110,245		$97,274	$107,768	$98,178	$44,187	$25,759

Portfolio turnover rate(i)		7%	17%	7%	11%	9%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

92	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$51.10		$46.36		$56.45		$45.11	$46.26	$48.60

Net investment income(a)	0.41	(b)	1.43	(b)	1.38	(b)	1.14	1.12	1.32
Net realized and unrealized gain (loss)(c)		(0.65)	4.49			(9.73)	11.31	(0.97)	(2.49)

Net increase (decrease) from investment operations		(0.24)	5.92			(8.35)	12.45	0.15	(1.17)

Distributions from net investment income(d)		(0.71)		(1.18)		(1.74)	(1.11)	(1.30)	(1.17)

Net asset value, end of period	$50.15		$51.10		$46.36		$56.45	$45.11	$46.26

Total Return(e)
Based on net asset value	(0.44	)%(b)(f)	12.96	%(b)	(15.04	)%(b)	27.66%	0.29%	(2.27)%

Ratios to Average Net Assets(g)
Total expenses	0.32	%(h)		0.34%		0.32%	0.32%	0.32%	0.32%

Total expenses after fees waived	0.32	%(h)		0.34%		0.32%	0.31%	0.30%	0.30%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(h)		0.32%		0.32%	0.32%	N/A	0.32%

Net investment income	1.67	%(b)(h)	3.04	%(b)	2.62	%(b)	2.14%	2.50%	2.91%

Supplemental Data
Net assets, end of period (000)	$4,493,825		$4,619,435		$4,125,856		$4,290,381	$2,995,541	$3,867,472

Portfolio turnover rate(i)		2%		5%		8%	10%	17%	15%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024, the years ended July 31, 2023 and July 31, 2022 respectively:

• Net investment income per share by $0.00, $0.06 and $0.01.

• Total return by 0.00%, 0.12% and 0.02%.

• Ratio of net investment income to average net assets by 0.02%, 0.12% and 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$74.40		$65.61		$79.41		$62.17	$64.94	$68.87

Net investment income(a)	0.59	(b)	2.00	(b)	2.09	(b)	1.90	1.48	1.95
Net realized and unrealized gain (loss)(c)	0.95		8.37		(12.88)		17.14	(2.62)	(3.87)

Net increase (decrease) from investment operations	1.54		10.37		(10.79)		19.04	(1.14)	(1.92)

Distributions from net investment income(d)		(0.93)	(1.58)		(3.01)		(1.80)	(1.63)	(2.01)

Net asset value, end of period	$75.01		$74.40		$65.61		$79.41	$62.17	$64.94

Total Return(e)
Based on net asset value	2.11	%(b)(f)	15.94	%(b)	(13.84	)%(b)	30.73%	(1.80)%	(2.64)%

Ratios to Average Net Assets(g)
Total expenses	0.32	%(h)	0.33%		0.33%		0.37%	0.32%	0.32%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(h)	0.32%		0.32%		0.32%	0.32%	0.32%

Net investment income	1.64	%(b)(h)	2.96	%(b)	2.82	%(b)	2.60%	2.34%	3.03%

Supplemental Data
Net assets, end of period (000)	$50,633,464		$51,154,302		$47,594,212		$57,269,991	$46,405,254	$60,080,634

Portfolio turnover rate(i)		1%	2%		5%		5%	4%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024, the years ended July 31, 2023 and July 31, 2022 respectively:

• Net investment income per share by $0.00, $0.03 and $0.07.

• Total return by 0.00%, 0.04% and 0.10%.

• Ratio of net investment income to average net assets by 0.00%, 0.04% and 0.09%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

94	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$61.27		$58.15		$75.41		$55.23	$57.03	$63.44

Net investment income(a)	0.54	(b)	1.65	(b)	1.70	(b)	1.39	1.12	1.43
Net realized and unrealized gain (loss)(c)		(0.67)	2.47		(16.38)		20.00	(1.12)	(6.23)

Net increase (decrease) from investment operations		(0.13)	4.12		(14.68)		21.39	—	(4.80)

Distributions from net investment income(d)		(0.83)	(1.00)		(2.58)		(1.21)	(1.80)	(1.61)

Net asset value, end of period	$60.31		$61.27		$58.15		$75.41	$55.23	$57.03

Total Return(e)
Based on net asset value	(0.16	)%(b)(f)	7.12	%(b)	(19.80	)%(b)	38.84%	(0.16)%	(7.41	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.40	%(i)	0.40%		0.39%		0.39%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.40	%(i)	0.39%		0.39%		0.39%	N/A	0.40%

Net investment income	1.87	%(b)(i)	2.88	%(b)	2.50	%(b)	2.03%	2.01%	2.47%

Supplemental Data
Net assets, end of period (000)	$9,830,246		$11,040,507		$10,966,490		$13,135,610	$8,527,860	$9,455,843

Portfolio turnover rate(j)		6%	11%		15%		17%	20%	10%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024, the years ended July 31, 2023 and July 2022 respectively:

• Net investment income per share by $0.00, $0.01 and $0.03.

• Total return by 0.00%, 0.03% and 0.04%.

• Ratio of net investment income to average net assets by 0.00%, 0.02% and 0.04%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI ACWI ex U.S.	Diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities. The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

96	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Currency Hedged MSCI EAFE
J.P. Morgan Securities LLC	$165,959,625	$(165,959,625)	$—		$—
Morgan Stanley	128,409,619	(128,409,619)	—		—
SG Americas Securities LLC	106,836,743	(106,836,743)	—		—
Toronto-Dominion Bank	13,141,752	(13,141,752)	—		—
Wells Fargo Bank N.A.	12,699,193	(12,699,193)	—		—

	$427,046,932	$(427,046,932)	$—		$—

MSCI ACWI ex U.S.
Barclays Bank PLC	$208,387	$(208,387)	$—		$—
Barclays Capital, Inc.	136,096	(136,096)	—		—
BNP Paribas SA	477,432	(477,432)	—		—
BofA Securities, Inc.	4,087,751	(4,087,751)	—		—
Citigroup Global Markets Ltd.	54,130	(54,130)	—		—
Citigroup Global Markets, Inc.	1,102,766	(1,102,766)	—		—
Goldman Sachs & Co. LLC	1,163,956	(1,163,956)	—		—
HSBC Bank PLC	37,559	(37,559)	—		—
J.P. Morgan Securities LLC	1,234,772	(1,234,772)	—		—
Morgan Stanley	9,821,717	(9,821,717)	—		—
SG Americas Securities LLC	479,061	(479,061)	—		—
State Street Bank & Trust Co.	450,463	(450,463)	—		—
Toronto-Dominion Bank	84,372	(84,372)	—		—
UBS AG	188,489	(188,489)	—		—

	$19,526,951	$(19,526,951)	$—		$—

98	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI EAFE
BNP Paribas SA	$4,672	$(4,672)	$—		$—
BofA Securities, Inc.	7,103,852	(7,103,852)	—		—
Goldman Sachs & Co. LLC	3,936,664	(3,936,664)	—		—
HSBC Bank PLC	31,200,334	(31,200,334)	—		—
J.P. Morgan Securities LLC	28,035,750	(28,035,750)	—		—
Morgan Stanley	38,509,997	(38,509,997)	—		—
Scotia Capital (USA), Inc.	441,031	(441,031)	—		—
SG Americas Securities LLC	3,617,506	(3,617,506)	—		—
State Street Bank & Trust Co.	11,028,712	(11,028,712)	—		—
Wells Fargo Bank N.A.	163,436	(163,436)	—		—

	$124,041,954	$(124,041,954)	$—		$—

MSCI EAFE Small-Cap
Barclays Bank PLC	$382,607	$(382,607)	$—		$—
Barclays Capital, Inc.	18,817,397	(18,817,397)	—		—
BNP Paribas SA	9,806,001	(9,806,001)	—		—
BofA Securities, Inc.	13,080,545	(13,080,545)	—		—
Citigroup Global Markets, Inc.	11,953,870	(11,953,870)	—		—
Credit Suisse Securities (USA) LLC	145,441	(145,441)	—		—
Deutsche Bank Securities, Inc.	3	(3)	—		—
Goldman Sachs & Co. LLC	107,760,988	(107,760,988)	—		—
HSBC Bank PLC	27,402,274	(27,402,274)	—		—
J.P. Morgan Securities LLC	40,342,845	(40,342,845)	—		—
Jefferies LLC	2,079,838	(2,079,838)	—		—
Macquarie Bank Ltd.	10,687,506	(10,687,506)	—		—
Morgan Stanley	79,994,391	(79,994,391)	—		—
National Financial Services LLC	70,215	(70,215)	—		—
Nomura Securities International, Inc.	1,484,222	(1,484,222)	—		—
Scotia Capital (USA), Inc.	7,392,046	(7,392,046)	—		—
SG Americas Securities LLC	408,990	(408,990)	—		—
State Street Bank & Trust Co.	5,264,623	(5,264,623)	—		—
UBS AG	7,040,018	(7,040,018)	—		—
UBS Securities LLC	19	(19)	—		—
Wells Fargo Securities LLC	38,061	(38,061)	—		—

	$344,151,900	$(344,151,900)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Currency Hedged MSCI ACWI ex U.S.	0.38%
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43

For its investment advisory services to each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees

First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.3800
Over $18 billion, up to and including $24 billion	0.3610
Over $24 billion, up to and including $30 billion	0.3430
Over $30 billion	0.3259

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.

For the iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.

For ACWX, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

iShares ETF	Amounts Waived

Currency Hedged MSCI ACWI ex U.S.	$317,366
Currency Hedged MSCI EAFE	6,423,020
Currency Hedged MSCI EAFE Small-Cap	203,895

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Currency Hedged MSCI ACWI ex U.S.	$7,603
Currency Hedged MSCI EAFE	221,162
MSCI ACWI ex U.S.	36,105
MSCI EAFE	95,764
MSCI EAFE Small-Cap	1,032,438

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI ACWI ex U.S.	$13,220,411	$10,143,175	$(7,747,521)
MSCI EAFE	195,571,899	84,186,370	(84,304,271)
MSCI EAFE Small-Cap	225,260,330	232,250,933	79,611,297

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged MSCI ACWI ex U.S.	$14,869,014	$10,716,926
Currency Hedged MSCI EAFE	336,430,295	244,194,504
Currency Hedged MSCI EAFE Small-Cap	10,553,700	7,473,145
MSCI ACWI ex U.S.	117,997,009	86,467,870
MSCI EAFE	1,089,218,988	665,642,784
MSCI EAFE Small-Cap	671,531,303	568,797,955

For the six months ended January 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Currency Hedged MSCI ACWI ex U.S.	$11,493,028	$—
Currency Hedged MSCI EAFE	292,175,709	67,891,478
Currency Hedged MSCI EAFE Small-Cap	12,477,585	2,240,283
MSCI ACWI ex U.S.	30,411,607	119,706,239
MSCI EAFE	—	1,486,686,655
MSCI EAFE Small-Cap	35,375,859	1,076,978,180

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses

Currency Hedged MSCI ACWI ex U.S.	$—	$(12,999,382)
Currency Hedged MSCI EAFE	—	(366,550,263)
Currency Hedged MSCI EAFE Small-Cap	—	(15,237,267)
MSCI ACWI ex U.S.	(565,379,041)	—
MSCI EAFE	(8,112,401,820)	—
MSCI EAFE Small-Cap	(549,772,709)	—

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Currency Hedged MSCI ACWI ex U.S.	$182,173,791	$18,804,164	$(3,146,381)	$15,657,783
Currency Hedged MSCI EAFE	4,008,280,087	507,627,235	(60,655,962)	446,971,273
Currency Hedged MSCI EAFE Small-Cap	110,204,905	4,887,191	(2,242,663)	2,644,528
MSCI ACWI ex U.S.	4,332,188,289	873,487,704	(699,574,101)	173,913,603
MSCI EAFE	44,445,007,571	14,656,421,384	(8,424,166,573)	6,232,254,811
MSCI EAFE Small-Cap	11,435,409,910	1,134,884,420	(2,435,287,550)	(1,300,403,130)

9.	LINE OF CREDIT

The iShares Currency Hedged MSCI EAFE ETF and iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2024, the iShares Currency Hedged MSCI EAFE ETF did not borrow under the Syndicated Credit Agreement.

For the six months ended January 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI ACWI ex U.S.	$7,230,000	$363,332	6.43%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements (unaudited) (continued)

industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

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Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/24		Year Ended 07/31/23

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI ACWI ex U.S.
Shares sold	410,000	$11,609,597	2,370,000	$64,248,699
Shares redeemed	—	—	(200,000)	(5,885,665)

	410,000	$11,609,597	2,170,000	$58,363,034

Currency Hedged MSCI EAFE
Shares sold	9,550,000	$292,122,531	26,450,000	$792,872,009
Shares redeemed	(2,250,000)	(67,714,823)	(23,400,000)	(750,652,250)

	7,300,000	$224,407,708	3,050,000	$42,219,759

Currency Hedged MSCI EAFE Small-Cap
Shares sold	450,000	$12,683,882	1,270,000	$36,532,479
Shares redeemed	(80,000)	(2,280,022)	(1,180,000)	(32,907,296)

	370,000	$10,403,860	90,000	$3,625,183

MSCI ACWI ex U.S.
Shares sold	2,200,000	$109,641,014	6,200,000	$283,860,289
Shares redeemed	(3,000,000)	(146,661,049)	(4,800,000)	(213,391,104)

	(800,000)	$(37,020,035)	1,400,000	$70,469,185

MSCI EAFE
Shares sold	8,400,000	$616,842,357	11,400,000	$803,713,926
Shares redeemed	(21,000,000)	(1,494,413,741)	(49,200,000)	(3,253,634,846)

	(12,600,000)	$(877,571,384)	(37,800,000)	$(2,449,920,920)

MSCI EAFE Small-Cap
Shares sold	2,800,000	$167,940,620	5,200,000	$266,170,873
Shares redeemed	(20,000,000)	(1,087,464,392)	(13,600,000)	(796,635,954)

	(17,200,000)	$(919,523,772)	(8,400,000)	$(530,465,081)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the statements of assets and liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2024, is $36,845,379 or $0.05 per share.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S. ETF and iShares MSCI EAFE ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

The iShares MSCI EAFE ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE Small-Cap ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	107

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Currency Hedged MSCI EAFE(a)	$0.396091	$—	$0.000259	$0.396350	100%	—%	0	%(b)	100%
Currency Hedged MSCI EAFE Small-Cap(a)	0.400781	—	0.000242	0.401023	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

108	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	109

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

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iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-703-0124

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

• iShares MSCI EAFE Growth ETF | EFG | Cboe BZX

• iShares MSCI EAFE Value ETF | EFV | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of January 31, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2024	iShares® MSCI EAFE Growth ETF

Investment Objective

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.19%	7.75%	7.27%	5.40%	7.75%	42.04%	69.20%
Fund Market	1.27	7.79	7.33	5.47	7.79	42.42	70.29
Index	2.19	9.66	7.71	5.76	9.66	44.96	75.03

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,011.90	$ 1.82		$ 1,000.00	$ 1,023.30	$ 1.83		0.36%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	18.6%
Consumer Discretionary	16.1
Health Care	15.7
Information Technology	15.6
Consumer Staples	12.4
Financials	11.1
Materials	5.9
Communication Services	3.4
Other (each representing less than 1%)	1.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	22.8%
France	12.9
United Kingdom	11.8
Switzerland	11.0
Australia	7.5
Netherlands	7.2
Germany	7.0
Denmark	6.2
Sweden	3.7
Hong Kong	1.9

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® MSCI EAFE Value ETF

Investment Objective

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.92%	8.64%	5.43%	3.31%	8.64%	30.25%	38.44%
Fund Market	2.87	8.71	5.50	3.39	8.71	30.67	39.51
Index	4.05	10.35	5.69	3.53	10.35	31.86	41.50

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,029.20	$ 1.68		$ 1,000.00	$ 1,023.50	$ 1.68		0.33%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	27.2%
Industrials	14.1
Health Care	10.3
Materials	8.9
Energy	8.5
Consumer Discretionary	7.7
Utilities	6.2
Consumer Staples	5.8
Communication Services	5.0
Real Estate	4.3
Information Technology	2.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	23.6%
United Kingdom	16.8
France	10.7
Germany	9.8
Switzerland	9.5
Australia	7.3
Italy	4.0
Spain	3.7
Netherlands	2.5
Sweden	2.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Aristocrat Leisure Ltd.	787,609	$22,707,249
ASX Ltd.	130,792	5,591,666
BHP Group Ltd.	2,387,287	73,036,678
Brambles Ltd.	1,875,263	17,880,194
CAR Group Ltd.	483,435	10,379,983
Cochlear Ltd.	87,921	17,447,827
Coles Group Ltd.	1,796,538	18,643,345
Commonwealth Bank of Australia	2,255,414	171,985,222
Computershare Ltd.	733,426	12,147,916
CSL Ltd.	650,005	127,646,376
Endeavour Group Ltd./Australia	1,935,254	7,082,518
Goodman Group	2,299,580	38,171,119
IDP Education Ltd.	342,028	4,379,927
IGO Ltd.	323,832	1,574,216
Insurance Australia Group Ltd.	3,289,028	12,910,832
James Hardie Industries PLC(a)	593,883	22,312,443
Lottery Corp. Ltd. (The)	3,005,275	9,864,465
Medibank Pvt Ltd.	3,718,511	9,309,815
Mineral Resources Ltd.	234,893	9,059,542
Northern Star Resources Ltd.	1,551,170	13,305,635
Orica Ltd.	615,315	6,489,663
Origin Energy Ltd.	2,325,462	12,978,870
Pilbara Minerals Ltd.(b)	2,510,758	5,718,666
Qantas Airways Ltd.(a)	1,142,455	4,118,963
QBE Insurance Group Ltd.	2,005,051	20,645,172
Ramsay Health Care Ltd.	247,851	8,262,993
REA Group Ltd.	71,358	8,510,631
Reece Ltd.	301,189	4,436,614
SEEK Ltd.	481,067	7,930,524
Telstra Corp. Ltd.	2,730,932	7,202,377
Transurban Group	1,458,737	12,815,340
Treasury Wine Estates Ltd.	701,289	4,917,524
Washington H Soul Pattinson & Co. Ltd.	111,230	2,486,339
Wesfarmers Ltd.	1,526,753	57,798,196
WiseTech Global Ltd.	224,439	10,566,835
Woolworths Group Ltd.	1,643,862	38,606,023
Xero Ltd.(a)	194,218	13,901,858

		832,823,556

Austria — 0.1%
Verbund AG	91,951	7,477,301

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	1,168,863	72,303,049
Argenx SE(a)	79,480	30,014,193
D’ieteren Group	29,024	5,863,211
Elia Group SA/NV	19,917	2,398,113
Lotus Bakeries NV	550	4,689,699
UCB SA	170,615	16,049,015

		131,317,280

Denmark — 6.2%
AP Moller - Maersk A/S, Class A	1,432	2,596,603
Carlsberg A/S, Class B	86,412	11,118,410
Coloplast A/S, Class B	184,364	21,251,953
Demant A/S(a)	135,702	6,147,149
DSV A/S	250,496	44,816,168
Genmab A/S(a)	88,802	24,555,708
Novo Nordisk A/S	4,390,954	501,905,295
Novozymes A/S, Class B	492,279	25,224,711
Pandora A/S	114,104	16,672,525

Security	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S(a)	1,358,770	$38,310,532

		692,599,054

Finland — 0.3%
Elisa OYJ	67,521	3,076,355
Kone OYJ, Class B	298,186	14,760,596
Metso OYJ	885,021	8,845,463
Orion OYJ, Class B	145,468	6,697,011

		33,379,425

France — 12.8%
Accor SA	255,129	10,075,935
Aeroports de Paris SA	16,420	2,197,157
Air Liquide SA	704,747	131,881,631
Airbus SE	797,671	127,057,699
BioMerieux	55,962	6,023,091
Bureau Veritas SA	258,951	6,887,807
Capgemini SE	210,236	46,739,960
Carrefour SA	272,492	4,652,064
Dassault Aviation SA	27,299	5,170,659
Dassault Systemes SE	899,273	46,616,753
Edenred SE	336,804	20,116,791
EssilorLuxottica SA	257,901	50,541,633
Eurofins Scientific SE	118,491	7,135,146
Getlink SE	169,343	2,917,963
Hermes International SCA	42,609	89,890,463
Ipsen SA	33,147	3,821,820
Kering SA	100,187	41,154,154
Legrand SA	357,621	34,659,054
L’Oreal SA	324,554	155,316,620
LVMH Moet Hennessy Louis Vuitton SE	371,539	309,142,198
Pernod Ricard SA	275,221	45,132,267
Remy Cointreau SA	30,982	3,139,222
Safran SA	459,946	85,875,988
Sartorius Stedim Biotech	37,339	10,060,516
Schneider Electric SE	732,264	143,853,257
Sodexo SA	119,412	13,470,741
Teleperformance SE	40,211	6,279,914
Thales SA	141,830	20,743,212
Vivendi SE	452,385	5,098,179
Worldline SA/France(a)(c)	162,856	2,201,567

		1,437,853,461

Germany — 6.8%
adidas AG	218,019	41,159,368
Bechtle AG	110,384	5,723,724
Beiersdorf AG	136,024	19,905,705
Brenntag SE	187,650	16,590,135
Carl Zeiss Meditec AG, Bearer	54,053	5,697,819
Covestro AG(a)(c)	91,504	4,831,912
Delivery Hero SE(a)(c)	237,098	5,379,584
Deutsche Boerse AG	255,690	50,918,017
Hannover Rueck SE	80,928	19,399,808
HelloFresh SE(a)	210,409	2,782,607
Infineon Technologies AG	1,757,366	64,068,157
Knorr-Bremse AG	97,996	6,052,832
Merck KGaA	173,703	28,500,405
MTU Aero Engines AG	46,727	10,743,947
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	183,635	78,176,895
Nemetschek SE	77,993	7,196,698
Puma SE	142,649	5,740,737
Rational AG	6,912	5,309,698
Rheinmetall AG	58,443	20,465,029

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
SAP SE	1,405,062	$243,422,179
Scout24 SE(c)	101,284	7,457,570
Siemens AG, Registered	357,955	64,082,480
Siemens Healthineers AG(c)	378,749	21,077,847
Symrise AG, Class A	178,205	18,386,071
Zalando SE(a)(c)	302,637	6,042,640

		759,111,864

Hong Kong — 1.9%
AIA Group Ltd.	15,444,200	121,119,841
Budweiser Brewing Co. APAC Ltd.(c)	2,292,400	3,613,146
ESR Group Ltd.(c)	2,944,600	3,764,002
Futu Holdings Ltd., ADR(a)	74,705	3,490,216
Galaxy Entertainment Group Ltd.	1,474,000	7,649,882
Hong Kong Exchanges & Clearing Ltd.	1,564,500	47,433,760
Sands China Ltd.(a)	1,146,400	3,009,036
Techtronic Industries Co. Ltd.	1,857,000	19,723,391
Xinyi Glass Holdings Ltd.	1,140,000	945,087

		210,748,361

Ireland — 1.4%
AIB Group PLC	1,061,991	4,664,714
Bank of Ireland Group PLC	499,945	4,597,484
CRH PLC	951,968	67,534,149
Flutter Entertainment PLC(a)	237,678	48,784,860
Kerry Group PLC, Class A	215,118	19,174,329
Kingspan Group PLC	207,597	16,860,321

		161,615,857

Israel — 0.7%
Check Point Software Technologies Ltd.(a)	125,587	19,959,542
CyberArk Software Ltd.(a)	56,373	13,161,968
Elbit Systems Ltd.	23,415	4,830,123
Global-e Online Ltd.(a)	120,969	4,568,999
Mizrahi Tefahot Bank Ltd.	73,210	2,724,679
Monday.com Ltd.(a)	35,860	7,532,034
Nice Ltd.(a)	84,952	17,626,000
Wix.com Ltd.(a)	73,319	9,302,715

		79,706,060

Italy — 1.3%
Amplifon SpA	168,247	5,491,332
Banco BPM SpA	574,166	3,097,793
DiaSorin SpA	30,296	2,785,989
Ferrari NV	169,628	59,155,586
Infrastrutture Wireless Italiane SpA(c)	454,099	5,490,977
Moncler SpA	276,275	16,995,532
Nexi SpA(a)(c)	795,873	6,104,714
Prysmian SpA	354,436	15,598,669
Recordati Industria Chimica e Farmaceutica SpA	141,213	7,794,148
UniCredit SpA	754,564	22,102,732

		144,617,472

Japan — 22.7%
Advantest Corp.	1,030,600	41,015,633
Aeon Co. Ltd.	877,300	20,964,992
Ajinomoto Co. Inc.	598,100	24,560,927
ANA Holdings Inc.(a)	75,800	1,675,041
Asahi Intecc Co. Ltd.	293,000	5,567,260
Astellas Pharma Inc.	2,433,100	28,327,300
Azbil Corp.	155,200	5,015,239
Bandai Namco Holdings Inc.	809,000	17,516,903
BayCurrent Consulting Inc.(b)	178,500	4,149,946
Capcom Co. Ltd.	233,600	8,909,216
Chugai Pharmaceutical Co. Ltd.	902,800	32,473,913
Daifuku Co. Ltd.	410,200	8,089,142

Security	Shares	Value

Japan (continued)
Dai-ichi Life Holdings Inc.	1,263,700	$27,716,431
Daiichi Sankyo Co. Ltd.	2,489,100	74,521,249
Daikin Industries Ltd.	354,700	56,834,359
Denso Corp.	2,550,300	40,060,239
Dentsu Group Inc.	136,900	3,633,499
Disco Corp.	123,400	33,298,130
Eisai Co. Ltd.	170,100	8,009,776
FANUC Corp.	1,281,800	35,457,617
Fast Retailing Co. Ltd.	235,300	62,819,633
Fuji Electric Co. Ltd.	85,600	4,286,848
Fujitsu Ltd.	154,000	21,315,794
Hamamatsu Photonics KK	189,200	7,474,328
Hankyu Hanshin Holdings Inc.	154,500	4,727,008
Hikari Tsushin Inc.	18,200	3,171,346
Hirose Electric Co. Ltd.	41,100	4,782,099
Hitachi Ltd.	436,000	34,247,952
Hoshizaki Corp.	95,000	3,456,229
Hoya Corp.	475,900	60,453,134
Ibiden Co. Ltd.(b)	151,700	7,633,534
Inpex Corp.	458,900	6,237,578
Japan Exchange Group Inc.	677,400	14,992,014
JSR Corp.	155,400	4,238,482
Kao Corp.	220,300	8,716,734
Kawasaki Kisen Kaisha Ltd.	64,800	3,157,301
Keisei Electric Railway Co. Ltd.	87,200	3,945,788
Keyence Corp.	261,748	117,105,499
Kikkoman Corp.	182,700	11,241,206
Kintetsu Group Holdings Co. Ltd.	244,400	7,541,562
Kobe Bussan Co. Ltd.	202,100	5,164,201
Koei Tecmo Holdings Co. Ltd.	158,900	1,979,284
Konami Group Corp.	135,800	8,351,454
Kose Corp.	16,200	1,059,847
Kubota Corp.	475,000	7,190,295
Kyowa Kirin Co. Ltd.	365,100	5,751,043
Lasertec Corp.	102,200	26,615,843
M3 Inc.	596,200	9,408,034
Makita Corp.	302,200	8,133,710
MatsukiyoCocokara & Co.	463,300	8,421,298
McDonald’s Holdings Co. Japan Ltd.(b)	116,300	5,178,196
MINEBEA MITSUMI Inc.	490,200	10,132,535
MISUMI Group Inc.	384,300	6,588,782
Mitsui & Co. Ltd.	1,131,700	45,898,612
MonotaRO Co. Ltd.	339,600	3,198,426
Murata Manufacturing Co. Ltd.	1,506,000	30,409,335
NEC Corp.	318,000	20,779,616
Nexon Co. Ltd.	462,000	7,373,070
Nidec Corp.	560,400	20,901,136
Nintendo Co. Ltd.	1,397,500	78,079,567
Nippon Paint Holdings Co. Ltd.	1,280,700	10,087,208
Nippon Sanso Holdings Corp.	234,100	5,931,931
Nippon Telegraph & Telephone Corp.	40,219,100	50,505,301
Nippon Yusen KK	228,900	7,888,091
Nissan Chemical Corp.	169,800	6,772,101
Nissin Foods Holdings Co. Ltd.	257,100	8,317,539
Nitori Holdings Co. Ltd.	108,300	14,174,489
Nitto Denko Corp.	193,900	16,085,525
Nomura Research Institute Ltd.	520,870	15,930,038
NTT Data Group Corp.	852,300	12,276,209
Obic Co. Ltd.	93,100	14,301,048
Olympus Corp.	1,616,000	23,922,718
Omron Corp.	153,400	6,897,670
Ono Pharmaceutical Co. Ltd.	523,800	9,441,038

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Open House Group Co. Ltd.	53,000	$1,657,422
Oracle Corp. Japan	51,100	4,027,147
Oriental Land Co. Ltd./Japan	1,468,200	54,529,051
Otsuka Corp.	153,400	6,454,729
Otsuka Holdings Co. Ltd.	564,800	22,201,339
Pan Pacific International Holdings Corp.	514,400	11,119,519
Panasonic Holdings Corp.	1,491,100	14,044,338
Rakuten Group Inc.(a)	2,023,700	8,889,624
Recruit Holdings Co. Ltd.	1,939,500	76,607,758
Renesas Electronics Corp.(a)	1,975,400	32,411,527
SBI Holdings Inc.	166,700	4,095,095
SCSK Corp.	208,800	4,099,707
Secom Co. Ltd.	98,700	7,163,678
Seven & i Holdings Co. Ltd.	1,013,500	40,027,997
SG Holdings Co. Ltd.	432,400	5,599,623
Sharp Corp./Japan(a)	229,200	1,541,210
Shimadzu Corp.	319,900	8,845,864
Shimano Inc.	104,100	14,946,189
Shin-Etsu Chemical Co. Ltd.	2,451,300	96,488,513
Shionogi & Co. Ltd.	350,100	16,803,544
Shiseido Co. Ltd.	351,100	9,787,505
SMC Corp.	77,400	43,084,284
SoftBank Group Corp.	486,000	20,980,913
Sony Group Corp.	1,697,100	166,431,725
Square Enix Holdings Co. Ltd.	114,500	4,474,229
Sysmex Corp.	226,500	12,270,023
T&D Holdings Inc.	336,800	5,576,985
TDK Corp.	522,000	25,972,011
Terumo Corp.	904,600	30,622,475
TIS Inc.	297,000	6,605,826
Tobu Railway Co. Ltd.	126,900	3,360,726
Toho Co. Ltd./Tokyo	75,900	2,472,423
Tokio Marine Holdings Inc.	2,425,000	63,940,997
Tokyo Electron Ltd.	634,600	117,764,257
Tokyo Gas Co. Ltd.	498,800	11,458,365
Tokyu Corp.	236,800	2,778,677
Toyota Motor Corp.	7,135,000	142,470,359
Trend Micro Inc./Japan(a)	63,000	3,604,190
Unicharm Corp.	541,500	18,632,132
USS Co. Ltd.	179,200	3,388,924
Yakult Honsha Co. Ltd.	346,600	7,570,294
Yamato Holdings Co. Ltd.	358,700	6,200,641
Yaskawa Electric Corp.	323,500	12,191,517
Yokogawa Electric Corp.	308,800	6,068,136
Zensho Holdings Co. Ltd.	125,000	6,121,088
ZOZO Inc.	187,400	4,103,405

		2,551,972,052

Netherlands — 7.2%
Adyen NV(a)(c)	29,207	36,631,030
Akzo Nobel NV	228,945	17,585,831
ASM International NV	60,957	33,784,418
ASML Holding NV	542,435	470,610,032
BE Semiconductor Industries NV	104,030	15,633,450
Davide Campari-Milano NV	829,284	8,401,669
Ferrovial SE	449,773	17,152,195
Heineken NV	387,501	38,980,859
IMCD NV	76,925	11,741,888
Prosus NV	1,968,460	58,564,985
Qiagen NV, NVS	298,540	12,952,695
Universal Music Group NV	1,102,335	32,494,326

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	334,439	$49,302,007

		803,835,385

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	785,702	11,347,924
Mercury NZ Ltd.	471,662	1,946,048
Meridian Energy Ltd.	1,747,564	5,920,378
Spark New Zealand Ltd.	871,139	2,830,151

		22,044,501

Norway — 0.1%
Adevinta ASA(a)	472,600	5,077,734
Kongsberg Gruppen ASA	118,846	6,056,789
Salmar ASA	34,438	1,911,668

		13,046,191

Portugal — 0.1%
Galp Energia SGPS SA	398,852	6,278,625
Jeronimo Martins SGPS SA	382,377	8,696,523

		14,975,148

Singapore — 1.2%
CapitaLand Ascendas REIT	5,037,500	10,917,406
DBS Group Holdings Ltd.	2,436,900	57,718,666
Grab Holdings Ltd., Class A(a)	2,557,410	7,851,249
Sea Ltd., ADR(a)(b)	491,354	18,740,242
Seatrium Ltd.(a)	30,042,800	2,229,572
Sembcorp Industries Ltd.	1,196,000	5,033,352
Singapore Exchange Ltd.	1,116,300	7,794,714
Singapore Technologies Engineering Ltd.	2,108,900	5,843,631
Singapore Telecommunications Ltd.	11,142,000	19,883,374
UOL Group Ltd.	315,600	1,465,512

		137,477,718

Spain — 1.4%
Aena SME SA(c)	50,056	8,855,265
Amadeus IT Group SA	607,755	42,591,695
Cellnex Telecom SA(c)	759,944	29,240,642
Corp. ACCIONA Energias Renovables SA	86,714	2,253,270
EDP Renovaveis SA	145,626	2,358,156
Grifols SA(a)	403,103	4,390,899
Industria de Diseno Textil SA	1,467,951	62,765,717

		152,455,644

Sweden — 3.7%
Alfa Laval AB	387,836	14,230,791
Assa Abloy AB, Class B	1,348,497	36,983,499
Atlas Copco AB, Class A	3,614,708	57,688,619
Atlas Copco AB, Class B	2,098,730	29,063,111
Beijer Ref AB, Class B	519,996	7,079,741
Epiroc AB	884,170	15,622,178
Epiroc AB, Class B	526,597	8,210,646
EQT AB	480,008	12,889,243
Essity AB, Class B	821,954	19,302,184
Evolution AB(c)	246,368	28,766,811
Getinge AB, Class B	308,642	6,597,879
H & M Hennes & Mauritz AB, Class B	871,743	12,299,198
Hexagon AB, Class B	2,792,483	30,476,003
Husqvarna AB, Class B	472,983	3,679,292
Industrivarden AB, Class A	61,683	1,941,903
Industrivarden AB, Class C	69,328	2,178,915
Indutrade AB	368,935	8,962,936
Investment AB Latour, Class B	200,097	5,032,559
Investor AB, Class B	2,329,252	54,841,693
Lifco AB, Class B	314,823	7,595,704
Nibe Industrier AB, Class B	2,045,694	12,223,391

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Saab AB, Class B	108,160	$6,964,524
Sagax AB, Class B	266,171	6,468,304
Sandvik AB	714,704	15,020,136
Swedish Orphan Biovitrum AB(a)	262,774	7,375,574

		411,494,834

Switzerland — 11.0%
ABB Ltd., Registered	2,153,677	91,125,956
Alcon Inc.	673,033	50,662,556
Avolta AG, Registered(a)	46,510	1,776,907
Bachem Holding AG, Class B	45,795	3,065,688
Barry Callebaut AG, Registered	3,150	4,600,912
BKW AG	28,501	4,527,908
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,287	16,356,417
Chocoladefabriken Lindt & Spruengli AG, Registered	138	17,492,738
Cie. Financiere Richemont SA, Class A, Registered	702,735	104,380,421
Coca-Cola HBC AG, Class DI	147,788	4,344,486
EMS-Chemie Holding AG, Registered	4,758	3,591,884
Geberit AG, Registered	45,015	25,911,891
Givaudan SA, Registered	12,434	51,707,244
Logitech International SA, Registered	222,436	18,647,537
Lonza Group AG, Registered	100,303	49,038,707
Nestle SA, Registered	3,592,981	409,422,077
Partners Group Holding AG	30,570	41,244,279
Roche Holding AG, Bearer	43,347	13,130,995
Schindler Holding AG, Participation Certificates, NVS	55,138	13,734,253
Schindler Holding AG, Registered	20,672	4,920,780
SGS SA	132,053	12,202,467
SIG Group AG	415,045	8,687,805
Sika AG, Registered	205,331	56,683,229
Sonova Holding AG, Registered	68,525	21,900,351
STMicroelectronics NV	920,755	40,428,057
Straumann Holding AG	150,251	22,823,332
Swiss Re AG	264,907	30,331,967
Temenos AG, Registered	86,717	8,825,223
UBS Group AG, Registered	2,878,323	86,155,710
VAT Group AG(c)	36,311	16,903,817

		1,234,625,594

United Kingdom — 11.8%
Admiral Group PLC	175,589	5,583,225
Ashtead Group PLC	589,118	38,523,540
AstraZeneca PLC	2,085,404	276,476,272
Auto Trader Group PLC(c)	1,222,385	11,245,794
BAE Systems PLC	4,091,293	60,945,799
Bunzl PLC	453,234	18,419,323
Burberry Group PLC	490,230	8,075,030
Compass Group PLC	2,306,195	63,521,262
Croda International PLC	94,171	5,699,849
Diageo PLC	3,024,623	109,242,923
Entain PLC	861,579	10,494,370
Experian PLC	1,237,584	51,511,204
Haleon PLC	7,447,632	30,250,517
Halma PLC	512,064	14,173,464
HSBC Holdings PLC	9,176,266	71,645,554
Informa PLC	1,855,675	18,225,603
InterContinental Hotels Group PLC	222,999	21,129,838
Intertek Group PLC	217,683	12,355,832

Security	Shares	Value

United Kingdom (continued)
JD Sports Fashion PLC	3,495,486	$5,165,328
London Stock Exchange Group PLC	560,360	63,384,584
Next PLC	162,471	17,344,838
NMC Health PLC, NVS(d)	50,450	1
Ocado Group PLC(a)	387,394	2,653,613
Prudential PLC	3,704,201	38,051,653
Reckitt Benckiser Group PLC	482,451	34,881,639
RELX PLC	2,542,166	104,925,509
Rentokil Initial PLC	3,383,281	17,423,036
Rolls-Royce Holdings PLC(a)	11,324,257	42,991,976
Sage Group PLC (The)	1,385,056	20,620,605
Severn Trent PLC	181,509	5,966,387
Smith & Nephew PLC	589,013	8,237,348
Spirax-Sarco Engineering PLC	99,505	12,523,781
Unilever PLC	2,186,808	106,410,545
Whitbread PLC	130,327	5,907,455
Wise PLC, Class A(a)	829,331	8,459,096

		1,322,466,793

Total Common Stocks — 99.5% (Cost: $10,157,907,232)		11,155,643,551

Preferred Stocks

Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	153,699	13,049,342
Sartorius AG, Preference Shares, NVS	35,376	12,905,253

		25,954,595

Total Preferred Stocks — 0.2% (Cost: $27,854,311)		25,954,595

Total Long-Term Investments — 99.7% (Cost: $10,185,761,543)		11,181,598,146

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	19,413,628	19,425,276
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	4,840,000	4,840,000

Total Short-Term Securities — 0.2% (Cost: $24,251,359)		24,265,276

Total Investments — 99.9% (Cost: $10,210,012,902)		11,205,863,422

Other Assets Less Liabilities — 0.1%		10,097,413

Net Assets — 100.0%		$11,215,960,835

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$66,747,566	$—		$(47,333,062	)(a)	$14,567	$(3,795)	$19,425,276	19,413,628	$53,372	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,720,000	1,120,000	(a)	—		—	—	4,840,000	4,840,000	105,296		—

						$14,567	$(3,795)	$24,265,276		$158,668		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	60	03/07/24	$10,298	$706,078
Euro STOXX 50 Index	323	03/15/24	16,240	301,520
FTSE 100 Index	33	03/15/24	3,178	456

				$1,008,054

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,008,054	$—	$—	$—	$1,008,054

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,363,513	$—	$—	$—	$1,363,513

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(365,974)	$—	$—	$—	$(365,974)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,435,013

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$157,715,582	$10,997,927,968	$1	$11,155,643,551
Preferred Stocks	—	25,954,595	—	25,954,595
Short-Term Securities
Money Market Funds	24,265,276	—	—	24,265,276

	$181,980,858	$11,023,882,563	$1	$11,205,863,422

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,008,054	$—	$1,008,054

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
Ampol Ltd.	519,483	$12,287,059
ANZ Group Holdings Ltd.	6,551,333	115,594,210
APA Group	2,847,502	15,749,798
ASX Ltd.	214,400	9,166,105
Aurizon Holdings Ltd.	4,073,766	10,041,960
BHP Group Ltd.	7,182,193	219,732,070
BlueScope Steel Ltd.	984,752	15,035,497
Dexus	2,344,663	11,865,555
Fortescue Ltd.	3,691,571	71,346,061
GPT Group (The)	4,175,836	12,620,941
IGO Ltd.	965,715	4,694,546
Macquarie Group Ltd.	800,370	98,757,186
Mirvac Group	8,601,723	12,088,863
National Australia Bank Ltd.	6,820,908	143,855,659
Pilbara Minerals Ltd.	2,181,345	4,968,374
Rio Tinto Ltd.	809,228	69,631,926
Santos Ltd.	7,079,937	35,781,575
Scentre Group	11,314,693	22,494,146
Sonic Healthcare Ltd.	982,432	20,483,904
South32 Ltd.	9,886,835	21,407,137
Stockland	5,203,881	15,367,634
Suncorp Group Ltd.	2,769,091	25,488,196
Telstra Corp. Ltd.	4,478,947	11,812,474
Transurban Group	4,375,271	38,437,763
Treasury Wine Estates Ltd.	623,056	4,368,945
Vicinity Ltd.	8,435,119	11,196,831
Washington H Soul Pattinson & Co. Ltd.	335,045	7,489,307
Westpac Banking Corp.	7,649,563	120,003,431
Woodside Energy Group Ltd.	4,139,153	86,575,409

		1,248,342,562

Austria — 0.3%
Erste Group Bank AG	751,850	32,388,496
OMV AG	325,258	14,477,689
voestalpine AG	256,852	7,641,787

		54,507,972

Belgium — 0.7%
Ageas SA/NV	348,300	14,967,145
Elia Group SA/NV	32,793	3,948,452
Groupe Bruxelles Lambert NV	191,878	14,546,211
KBC Group NV	545,642	35,593,098
Sofina SA(a)	32,859	7,858,659
Syensqo SA(b)	164,521	14,666,547
Umicore SA	463,524	10,543,530
Warehouses De Pauw CVA	389,243	11,388,140

		113,511,782

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	4,296	7,789,809
AP Moller - Maersk A/S, Class B, NVS	10,627	19,594,052
Carlsberg A/S, Class B	76,279	9,814,623
Danske Bank A/S	1,507,234	40,471,429
Orsted A/S(c)	412,382	23,243,809
Rockwool A/S, Class B	19,410	5,291,687
Tryg A/S	765,955	16,371,608

		122,577,017

Finland — 1.9%
Elisa OYJ	195,393	8,902,390
Fortum OYJ	997,895	13,641,370
Kesko OYJ, Class B	595,408	11,628,081
Kone OYJ, Class B	259,329	12,837,124

Security	Shares	Value

Finland (continued)
Neste OYJ	922,257	$31,794,364
Nokia OYJ	11,816,498	42,719,277
Nordea Bank Abp	6,993,548	86,177,235
Sampo OYJ, Class A	984,104	41,190,104
Stora Enso OYJ, Class R	1,292,761	16,450,081
UPM-Kymmene OYJ	1,163,510	42,319,442
Wartsila OYJ Abp	1,052,674	15,528,576

		323,188,044

France — 10.6%
Aeroports de Paris SA	50,208	6,718,322
Alstom SA(a)	639,070	8,058,932
Amundi SA(c)	130,091	8,799,042
ArcelorMittal SA	1,119,050	30,818,655
Arkema SA	132,597	14,430,925
AXA SA	3,940,536	132,265,312
BNP Paribas SA	2,294,537	154,156,556
Bollore SE	1,576,815	10,414,910
Bouygues SA	415,810	15,232,197
Bureau Veritas SA	230,209	6,123,302
Carrefour SA	828,534	14,144,978
Cie. de Saint-Gobain	995,561	70,392,663
Cie. Generale des Etablissements Michelin SCA	1,481,869	49,201,995
Covivio SA/France	106,581	5,161,067
Credit Agricole SA	2,336,027	33,463,239
Danone SA	1,406,446	93,702,517
Eiffage SA	160,225	16,764,368
Engie SA	3,989,571	63,723,308
EssilorLuxottica SA	225,472	44,186,425
Eurazeo SE	92,752	7,900,638
Eurofins Scientific SE	100,777	6,068,466
Euronext NV(c)	189,226	16,643,781
Gecina SA	101,939	11,242,503
Getlink SE	506,563	8,728,628
Ipsen SA	28,777	3,317,963
Klepierre SA	469,004	12,142,829
La Francaise des Jeux SAEM(c)	234,274	9,495,968
Orange SA	4,067,280	48,367,778
Publicis Groupe SA	499,979	50,094,661
Renault SA	421,662	15,879,656
Sanofi SA	2,486,373	248,999,156
SEB SA	52,998	6,471,603
Societe Generale SA	1,614,153	41,491,835
Teleperformance SE	64,891	10,134,289
TotalEnergies SE	5,005,660	324,745,118
Unibail-Rodamco-Westfield, New(b)	259,010	18,546,332
Veolia Environnement SA	1,484,667	48,376,153
Vinci SA	1,106,723	139,803,756
Vivendi SE	741,392	8,355,160
Worldline SA/France(b)(c)	268,157	3,625,077

		1,818,190,063

Germany — 9.1%
Allianz SE, Registered	880,964	235,372,396
BASF SE	1,949,549	93,196,223
Bayer AG, Registered	2,145,923	66,773,858
Bayerische Motoren Werke AG	696,551	72,478,287
Commerzbank AG	2,298,066	26,390,052
Continental AG	239,800	19,589,416
Covestro AG(b)(c)	274,080	14,472,925
Daimler Truck Holding AG	1,166,089	41,672,708
Deutsche Bank AG, Registered	4,233,705	54,689,838
Deutsche Lufthansa AG, Registered(b)	1,304,276	10,845,540

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Post AG, Registered	2,165,196	$103,700,219
Deutsche Telekom AG, Registered	7,079,795	173,793,456
E.ON SE	4,904,050	66,348,247
Evonik Industries AG	515,103	9,475,909
Fresenius Medical Care AG & Co. KGaA	447,736	17,304,817
Fresenius SE & Co. KGaA	920,866	25,851,317
GEA Group AG	356,887	14,292,981
Heidelberg Materials AG	305,511	28,212,242
Henkel AG & Co. KGaA	226,535	15,492,877
LEG Immobilien SE(b)	161,553	13,405,612
Mercedes-Benz Group AG	1,752,646	118,325,999
MTU Aero Engines AG	42,161	9,694,086
RWE AG	1,381,065	50,996,683
Siemens AG, Registered	1,079,051	193,175,859
Talanx AG(b)	140,731	9,873,826
Volkswagen AG	64,328	9,081,897
Vonovia SE	1,601,621	49,894,262
Wacker Chemie AG	40,398	4,379,980

		1,548,781,512

Hong Kong — 2.1%
BOC Hong Kong Holdings Ltd.	8,108,500	19,434,396
CK Asset Holdings Ltd.	4,257,500	19,211,287
CK Hutchison Holdings Ltd.	5,844,500	30,185,791
CK Infrastructure Holdings Ltd.	1,415,000	8,403,460
CLP Holdings Ltd.	3,580,000	28,473,309
Galaxy Entertainment Group Ltd.	2,384,000	12,372,673
Hang Lung Properties Ltd.	3,983,088	4,624,203
Hang Seng Bank Ltd.	1,667,100	17,354,792
Henderson Land Development Co. Ltd.	3,165,794	8,248,859
HKT Trust & HKT Ltd., Class SS	8,072,000	9,696,569
Hong Kong & China Gas Co. Ltd.	24,876,650	17,702,895
Hongkong Land Holdings Ltd.	2,438,700	7,612,414
Jardine Matheson Holdings Ltd.	347,500	13,953,555
Link REIT	5,584,860	28,011,880
MTR Corp. Ltd.	3,316,500	10,789,602
New World Development Co. Ltd.(a)	3,348,250	4,103,790
Power Assets Holdings Ltd.	3,080,500	18,036,897
Sands China Ltd.(b)	3,440,400	9,030,256
Sino Land Co. Ltd.	8,116,000	8,477,680
SITC International Holdings Co. Ltd.	2,873,000	4,359,327
Sun Hung Kai Properties Ltd.	3,158,500	29,479,499
Swire Pacific Ltd., Class A	948,000	7,334,705
Swire Properties Ltd.	2,512,800	4,695,853
WH Group Ltd.(c)	18,180,000	10,726,101
Wharf Holdings Ltd. (The)(a)	2,332,276	6,814,183
Wharf Real Estate Investment Co. Ltd.	3,640,419	10,665,820
Xinyi Glass Holdings Ltd.	1,841,000	1,526,233

		351,326,029

Ireland — 0.2%
AIB Group PLC	1,718,183	7,546,988
Bank of Ireland Group PLC	1,497,210	13,768,313
Smurfit Kappa Group PLC	570,204	21,248,529

		42,563,830

Israel — 0.7%
Azrieli Group Ltd.	94,645	6,377,430
Bank Hapoalim BM	2,769,400	23,561,809
Bank Leumi Le-Israel BM	3,322,575	25,235,507
Elbit Systems Ltd.	20,810	4,292,755
ICL Group Ltd.	1,712,222	7,787,682
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	2,696,606	13,080,938

Security	Shares	Value

Israel (continued)
Mizrahi Tefahot Bank Ltd.	220,623	$8,210,994
Teva Pharmaceutical Industries Ltd., ADR(b)	2,451,785	29,666,598

		118,213,717

Italy — 3.9%
Assicurazioni Generali SpA	2,213,932	49,385,999
Banco BPM SpA	1,757,101	9,480,073
Enel SpA	17,765,779	121,222,586
Eni SpA	5,161,876	82,287,218
FinecoBank Banca Fineco SpA	1,361,783	19,634,678
Intesa Sanpaolo SpA	33,945,071	104,594,727
Leonardo SpA(a)	748,917	13,071,643
Mediobanca Banca di Credito Finanziario SpA	1,227,819	16,261,235
Poste Italiane SpA(c)	1,163,131	12,612,583
Snam SpA	4,473,421	21,847,936
Stellantis NV	4,832,594	106,445,826
Telecom Italia SpA/Milano(a)(b)	22,019,496	6,636,837
Tenaris SA, NVS	1,048,008	16,552,539
Terna - Rete Elettrica Nazionale	3,119,816	26,306,441
UniCredit SpA	2,280,485	66,800,097

		673,140,418

Japan — 23.5%
AGC Inc.	426,900	16,054,958
Aisin Corp.	321,200	11,992,030
ANA Holdings Inc.(b)	226,500	5,005,234
Asahi Group Holdings Ltd.	1,050,000	39,026,338
Asahi Kasei Corp.	2,734,800	20,739,467
Bridgestone Corp.	1,247,200	54,044,521
Brother Industries Ltd.	513,400	8,600,769
Canon Inc.	2,185,000	60,190,467
Central Japan Railway Co.	1,575,800	39,383,398
Chiba Bank Ltd. (The)	1,155,600	8,563,298
Chubu Electric Power Co. Inc.	1,404,500	18,220,138
Concordia Financial Group Ltd.	2,310,400	11,010,083
Dai Nippon Printing Co. Ltd.	445,900	12,904,321
Daito Trust Construction Co. Ltd.	135,200	15,379,069
Daiwa House Industry Co. Ltd.	1,293,600	40,000,625
Daiwa House REIT Investment Corp.	5,125	9,055,365
Daiwa Securities Group Inc.	2,922,200	20,943,004
Dentsu Group Inc.	225,900	5,995,672
East Japan Railway Co.	660,900	37,798,603
Eisai Co. Ltd.	274,800	12,939,955
ENEOS Holdings Inc.	6,280,850	25,365,546
Fuji Electric Co. Ltd.	138,300	6,926,065
FUJIFILM Holdings Corp.	815,100	51,665,030
Fujitsu Ltd.	135,000	18,685,923
GLP J-REIT	10,200	9,106,901
Hankyu Hanshin Holdings Inc.	250,300	7,658,059
Hikari Tsushin Inc.	15,800	2,753,147
Hitachi Construction Machinery Co. Ltd.	227,500	6,454,722
Hitachi Ltd.	1,316,400	103,403,679
Honda Motor Co. Ltd.	10,089,700	112,783,271
Hoshizaki Corp.	81,900	2,979,633
Hulic Co. Ltd.	837,000	9,242,442
Idemitsu Kosan Co. Ltd.	2,110,415	11,719,091
Iida Group Holdings Co. Ltd.	338,500	5,110,314
Inpex Corp.	1,375,400	18,695,063
Isuzu Motors Ltd.	1,287,700	17,570,591
ITOCHU Corp.	2,596,400	117,835,281
Japan Airlines Co. Ltd.	320,300	6,154,810
Japan Metropolitan Fund Invest	15,236	10,342,853
Japan Post Bank Co. Ltd.	3,164,000	32,905,113

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Post Holdings Co. Ltd.	4,537,200	$43,433,170
Japan Post Insurance Co. Ltd.	417,700	7,820,129
Japan Real Estate Investment Corp.	2,792	10,703,245
Japan Tobacco Inc.	2,621,200	69,087,975
JFE Holdings Inc.	1,261,000	19,909,699
JSR Corp.	137,100	3,739,356
Kajima Corp.	921,900	16,453,017
Kansai Electric Power Co. Inc. (The)	1,534,800	20,937,951
Kao Corp.	660,200	26,122,504
Kawasaki Kisen Kaisha Ltd.	197,100	9,603,457
KDDI Corp.	3,269,400	108,331,686
KDX Realty Investment Corp.	9,169	9,945,996
Keisei Electric Railway Co. Ltd.	140,900	6,375,706
Kirin Holdings Co. Ltd.	1,693,600	24,343,732
Koito Manufacturing Co. Ltd.	428,200	6,555,438
Komatsu Ltd.	2,020,800	57,491,661
Kose Corp.	48,300	3,159,914
Kubota Corp.	1,429,300	21,635,978
Kyocera Corp.	2,805,500	41,072,716
LY Corp.	5,901,900	18,361,001
Marubeni Corp.	3,128,300	53,358,359
Mazda Motor Corp.	1,239,600	15,028,223
MEIJI Holdings Co. Ltd.	512,800	12,401,867
Mitsubishi Chemical Group Corp.	2,791,100	16,829,607
Mitsubishi Corp.	7,535,900	129,880,801
Mitsubishi Electric Corp.	4,221,100	62,642,386
Mitsubishi Estate Co. Ltd.	2,461,000	34,099,404
Mitsubishi HC Capital Inc.	1,762,300	12,495,489
Mitsubishi Heavy Industries Ltd.	700,300	46,712,440
Mitsubishi UFJ Financial Group Inc.	24,942,600	233,626,020
Mitsui & Co. Ltd.	990,000	40,151,653
Mitsui Chemicals Inc.	364,300	10,721,444
Mitsui Fudosan Co. Ltd.	1,944,300	48,809,253
Mitsui OSK Lines Ltd.	749,900	26,936,757
Mizuho Financial Group Inc.	5,269,220	95,697,253
MS&AD Insurance Group Holdings Inc.	934,908	38,606,778
Murata Manufacturing Co. Ltd.	1,314,900	26,550,621
Nippon Building Fund Inc.	3,386	13,700,125
Nippon Express Holdings Inc.	158,300	9,422,225
Nippon Prologis REIT Inc.	4,951	8,808,827
Nippon Steel Corp.	1,868,800	44,972,032
Nippon Yusen KK	686,700	23,664,272
Nissan Motor Co. Ltd.	5,060,500	19,866,637
Nomura Holdings Inc.	6,571,400	35,394,517
Nomura Real Estate Holdings Inc.	239,500	6,554,086
Nomura Real Estate Master Fund Inc.	9,251	10,123,048
Obayashi Corp.	1,418,400	13,129,473
Odakyu Electric Railway Co. Ltd.	682,800	10,433,520
Oji Holdings Corp.	1,850,800	7,236,315
Omron Corp.	135,800	6,106,281
Open House Group Co. Ltd.	87,400	2,733,183
ORIX Corp.	2,562,500	49,479,993
Osaka Gas Co. Ltd.	834,200	17,565,626
Panasonic Holdings Corp.	2,407,600	22,676,647
Resona Holdings Inc.	4,634,700	25,584,744
Ricoh Co. Ltd.	1,168,800	9,186,761
Rohm Co. Ltd.	718,500	12,400,760
SBI Holdings Inc.	269,000	6,608,161
Secom Co. Ltd.	298,900	21,694,260
Seiko Epson Corp.	639,100	9,329,204
Sekisui Chemical Co. Ltd.	838,500	11,971,716
Sekisui House Ltd.	1,304,900	29,457,065

Security	Shares	Value

Japan (continued)
Sharp Corp./Japan(b)	198,500	$1,334,774
Shimizu Corp.	1,134,800	7,596,492
Shiseido Co. Ltd.	305,200	8,507,965
Shizuoka Financial Group Inc., NVS	1,020,400	9,326,460
SoftBank Corp.	6,280,300	83,439,080
SoftBank Group Corp.	1,461,000	63,072,250
Sompo Holdings Inc.	646,300	33,511,585
Subaru Corp.	1,341,400	26,760,001
SUMCO Corp.	763,400	11,573,463
Sumitomo Chemical Co. Ltd.	3,121,800	7,350,529
Sumitomo Corp.	2,270,900	52,225,788
Sumitomo Electric Industries Ltd.	1,565,400	20,806,672
Sumitomo Metal Mining Co. Ltd.	538,900	14,894,481
Sumitomo Mitsui Financial Group Inc.	2,775,500	144,363,048
Sumitomo Mitsui Trust Holdings Inc.	1,428,410	29,272,774
Sumitomo Realty & Development Co. Ltd.	622,700	19,583,376
Suntory Beverage & Food Ltd.	303,100	9,888,566
Suzuki Motor Corp.	805,300	36,172,996
T&D Holdings Inc.	546,800	9,054,321
Taisei Corp.	362,700	13,223,529
Takeda Pharmaceutical Co. Ltd.	3,456,300	101,582,313
Tobu Railway Co. Ltd.	205,800	5,450,255
Toho Co. Ltd./Tokyo	124,100	4,042,525
Tokyo Electric Power Co. Holdings Inc.(b)	3,328,000	17,718,781
Tokyu Corp.	690,900	8,107,214
TOPPAN Holdings Inc.	545,600	15,039,158
Toray Industries Inc.	3,023,000	15,104,202
Tosoh Corp.	546,800	7,050,789
TOTO Ltd.	294,600	7,973,428
Toyota Industries Corp.	319,600	27,031,481
Toyota Motor Corp.	11,582,080	231,268,830
Toyota Tsusho Corp.	463,100	30,347,603
Trend Micro Inc./Japan(b)	192,500	11,012,802
USS Co. Ltd.	153,600	2,904,792
West Japan Railway Co.	484,800	20,191,685
Yamaha Corp.	291,700	6,414,645
Yamaha Motor Co. Ltd.	1,946,700	18,399,713

		4,014,535,379

Netherlands — 2.5%
ABN AMRO Bank NV, CVA(c)	1,037,794	15,273,612
Aegon Ltd.	3,556,039	20,978,626
AerCap Holdings NV(b)	437,775	33,516,054
ASR Nederland NV	350,006	16,494,555
EXOR NV, NVS	205,088	19,842,777
Ferrovial SE	420,666	16,042,193
Heineken Holding NV	282,549	23,708,015
ING Groep NV	7,906,151	112,334,269
JDE Peet’s NV	212,520	5,246,134
Koninklijke Ahold Delhaize NV	2,094,380	58,900,565
Koninklijke KPN NV	7,343,499	24,980,679
Koninklijke Philips NV(b)	1,725,080	36,495,028
NN Group NV	590,218	24,191,992
OCI NV	233,777	6,677,603
Randstad NV	243,771	13,860,869

		428,542,971

New Zealand — 0.2%
Auckland International Airport Ltd.	2,938,634	15,151,283
EBOS Group Ltd.	341,007	7,809,166
Mercury NZ Ltd.	1,481,954	6,114,449
Spark New Zealand Ltd.	2,625,271	8,528,963

		37,603,861

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 1.2%
Aker BP ASA	688,884	$18,284,068
DNB Bank ASA	2,017,679	39,223,095
Equinor ASA	1,963,973	56,203,178
Gjensidige Forsikring ASA	443,210	7,128,799
Mowi ASA	1,028,407	18,511,661
Norsk Hydro ASA	2,930,061	17,171,630
Orkla ASA	1,528,139	11,970,104
Salmar ASA	104,325	5,791,125
Telenor ASA	1,381,483	15,329,013
Yara International ASA	360,936	11,929,890

		201,542,563

Portugal — 0.2%
EDP - Energias de Portugal SA	6,840,675	30,512,398
Galp Energia SGPS SA	362,568	5,707,452

		36,219,850

Singapore — 1.4%
CapitaLand Integrated Commercial Trust	11,829,304	17,634,728
CapitaLand Investment Ltd./Singapore	5,671,300	12,450,133
City Developments Ltd.	1,104,800	5,014,455
Genting Singapore Ltd.	13,439,400	10,093,044
Jardine Cycle & Carriage Ltd.	220,400	4,252,844
Keppel Ltd.	3,175,000	16,871,190
Mapletree Logistics Trust	7,569,200	8,703,638
Mapletree Pan Asia Commercial Trust	5,214,500	5,646,854
Oversea-Chinese Banking Corp. Ltd.	7,396,400	70,749,298
Seatrium Ltd.(b)	48,213,500	3,578,078
Singapore Airlines Ltd.	3,289,400	16,326,220
United Overseas Bank Ltd.	2,756,500	58,102,995
UOL Group Ltd.	518,200	2,406,301
Wilmar International Ltd.	4,083,500	9,999,218

		241,828,996

Spain — 3.7%
Acciona SA	61,214	7,918,320
ACS Actividades de Construccion y Servicios SA	457,099	18,037,351
Aena SME SA(c)	82,316	14,562,291
Banco Bilbao Vizcaya Argentaria SA	13,030,467	121,957,829
Banco Santander SA	35,351,260	142,078,808
CaixaBank SA	9,018,098	38,453,081
EDP Renovaveis SA	441,955	7,156,680
Enagas SA	186,158	3,030,612
Endesa SA	741,507	14,690,702
Iberdrola SA	13,404,546	161,403,554
Iberdrola SA, NVS	231,113	2,782,818
Naturgy Energy Group SA	305,990	8,239,623
Redeia Corp. SA	396,106	6,591,251
Repsol SA	2,791,618	41,227,398
Telefonica SA	10,655,287	43,354,584

		631,484,902

Sweden — 2.4%
Boliden AB	596,237	15,825,720
Fastighets AB Balder, Class B(b)	1,421,262	9,433,331
Holmen AB, Class B	166,161	6,548,286
Industrivarden AB, Class A	187,016	5,887,635
Industrivarden AB, Class C	210,232	6,607,398
L E Lundbergforetagen AB, Class B	162,139	8,454,058
Sandvik AB	1,162,154	24,423,693
Securitas AB, Class B	1,086,174	10,551,151
Skandinaviska Enskilda Banken AB, Class A	3,466,569	49,232,686
Skanska AB, Class B	741,685	12,860,520
SKF AB, Class B	757,967	14,935,828
Svenska Cellulosa AB SCA, Class B	1,328,196	18,081,950

Security	Shares	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A	3,189,015	$34,378,639
Swedbank AB, Class A	1,855,938	37,820,263
Tele2 AB, Class B	1,182,338	10,080,650
Telefonaktiebolaget LM Ericsson, Class B	6,400,693	35,482,086
Telia Co. AB	5,012,934	12,929,219
Volvo AB, Class A	436,519	10,731,883
Volvo AB, Class B	3,296,222	78,995,016
Volvo Car AB, Class B(b)	1,321,307	3,444,649

		406,704,661

Switzerland — 9.5%
Adecco Group AG, Registered	355,475	15,371,827
Avolta AG, Registered(b)	140,748	5,377,254
Baloise Holding AG, Registered	100,474	16,049,828
Banque Cantonale Vaudoise, Registered	63,865	8,177,043
Barry Callebaut AG, Registered	2,785	4,067,791
Clariant AG, Registered	455,785	5,834,812
Coca-Cola HBC AG, Class DI	244,436	7,185,623
DSM-Firmenich AG	405,410	42,864,207
EMS-Chemie Holding AG, Registered	7,648	5,773,587
Helvetia Holding AG, Registered	82,148	11,863,851
Holcim AG	1,138,491	86,956,603
Julius Baer Group Ltd.	450,943	24,549,967
Kuehne + Nagel International AG, Registered	118,759	40,245,006
Novartis AG, Registered	4,477,254	463,009,483
Roche Holding AG, NVS	1,534,618	436,930,841
Sandoz Group AG(b)	895,507	30,711,398
Schindler Holding AG, Registered	17,833	4,244,982
SGS SA	115,394	10,663,078
Siemens Energy AG(a)(b)	1,154,764	17,156,290
Swatch Group AG (The), Bearer	63,516	14,910,943
Swatch Group AG (The), Registered	114,267	5,199,039
Swiss Life Holding AG, Registered	64,490	46,312,074
Swiss Prime Site AG, Registered	167,242	16,939,163
Swiss Re AG	231,006	26,450,287
Swisscom AG, Registered	56,630	33,880,797
UBS Group AG, Registered	2,514,461	75,264,372
Zurich Insurance Group AG	319,046	162,103,925

		1,618,094,071

United Kingdom — 16.7%
3i Group PLC	2,126,090	66,557,115
abrdn PLC	4,111,321	8,746,567
Admiral Group PLC	283,528	9,015,375
Anglo American PLC	2,775,606	66,164,012
Antofagasta PLC	864,304	18,837,718
Associated British Foods PLC	751,364	22,254,911
Aviva PLC	5,969,698	32,586,037
Barclays PLC	32,996,459	61,318,219
Barratt Developments PLC	2,124,535	14,479,405
Berkeley Group Holdings PLC	235,330	14,250,320
BP PLC	37,278,413	217,721,458
British American Tobacco PLC	4,640,722	136,825,217
BT Group PLC	14,156,730	20,056,284
Centrica PLC	11,998,911	20,998,684
Coca-Cola Europacific Partners PLC	450,115	31,012,924
Croda International PLC	152,198	9,212,025
DCC PLC	215,313	15,653,108
Endeavour Mining PLC	402,473	7,149,490
Glencore PLC	22,864,218	120,973,622
GSK PLC	8,926,895	176,553,748
Hargreaves Lansdown PLC	788,785	7,611,313
Hikma Pharmaceuticals PLC	353,555	8,625,700

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
HSBC Holdings PLC	27,665,693	$216,005,498
Imperial Brands PLC	1,860,421	44,659,643
J Sainsbury PLC	3,613,477	12,336,989
Kingfisher PLC	4,124,467	11,467,358
Land Securities Group PLC	1,542,517	13,004,499
Legal & General Group PLC	13,063,874	42,019,196
Lloyds Banking Group PLC	138,805,116	74,407,222
M&G PLC	4,924,884	13,924,455
Melrose Industries PLC	2,992,474	22,304,366
Mondi PLC, NVS	967,237	17,332,530
National Grid PLC	8,056,037	107,299,192
NatWest Group PLC, NVS	12,593,694	35,541,145
Ocado Group PLC(b)	640,783	4,389,305
Pearson PLC	1,401,880	17,197,951
Persimmon PLC	696,317	12,824,839
Phoenix Group Holdings PLC	1,637,442	10,454,462
Reckitt Benckiser Group PLC	783,743	56,665,319
Rio Tinto PLC	2,454,613	169,906,874
Schroders PLC	1,757,106	8,989,528
Segro PLC	2,551,499	28,337,125
Severn Trent PLC	298,418	9,809,305
Shell PLC	14,454,086	448,110,022
Smith & Nephew PLC	951,972	13,313,330
Smiths Group PLC	762,362	15,623,571
SSE PLC	2,380,795	50,706,010
St. James’s Place PLC	1,195,918	9,845,159
Standard Chartered PLC	5,008,668	37,853,214
Taylor Wimpey PLC	7,700,619	14,376,992
Tesco PLC	15,522,598	56,247,988
Unilever PLC	1,911,593	93,018,524
United Utilities Group PLC	1,494,074	20,123,327
Vodafone Group PLC	50,286,206	42,750,339
Whitbread PLC	211,909	9,605,399
WPP PLC	2,343,075	22,658,685

		2,849,712,613

Total Common Stocks — 98.8% (Cost: $16,042,786,310)		16,880,612,813

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	128,443	12,550,226

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	370,249	$28,382,741
Porsche Automobil Holding SE, Preference Shares, NVS	333,803	16,664,767
Volkswagen AG, Preference Shares, NVS	450,417	57,930,394

		115,528,128

Total Preferred Stocks — 0.7% (Cost: $152,390,194)		115,528,128

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(b)	454,786	208,391

Total Rights — 0.0% (Cost: $225,898)		208,391

Total Long-Term Investments — 99.5% (Cost: $16,195,402,402)		16,996,349,332

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	46,323,607	46,351,401
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	5,140,000	5,140,000

Total Short-Term Securities — 0.3% (Cost: $51,478,737)		51,491,401

Total Investments — 99.8% (Cost: $16,246,881,139)		17,047,840,733

Other Assets Less Liabilities — 0.2%		27,755,301

Net Assets — 100.0%		$17,075,596,034

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,634,209	$25,708,045	(a)	$—	$7,031	$2,116	$46,351,401	46,323,607	$83,548	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	5,140,000	(a)	—	—	—	5,140,000	5,140,000	331,128		—

					$7,031	$2,116	$51,491,401		$414,676		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	109	03/07/24	$18,708	$1,251,626
Euro STOXX 50 Index	454	03/15/24	22,826	450,508
FTSE 100 Index	343	03/15/24	33,035	(50,839)

				$1,651,295

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,702,134	$—	$—	$—	$1,702,134

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$50,839	$—	$—	$—	$50,839

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Value ETF

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,874,228	$—	$—	$—	$2,874,228

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(455,717)	$—	$—	$—	$(455,717)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$92,376,200

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$160,622,668	$16,719,990,145	$—	$16,880,612,813
Preferred Stocks	—	115,528,128	—	115,528,128
Rights	208,391	—	—	208,391
Short-Term Securities
Money Market Funds	51,491,401	—	—	51,491,401

	$212,322,460	$16,835,518,273	$—	$17,047,840,733

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,702,134	$—	$1,702,134
Liabilities
Equity Contracts	—	(50,839)	—	(50,839)

	$—	$1,651,295	$—	1,651,295

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,181,598,146	$16,996,349,332
Investments, at value — affiliated(c)	24,265,276	51,491,401
Cash	7,534	3,291
Foreign currency collateral pledged for futures contracts(d)	1,831,666	4,194,052
Foreign currency, at value(e)	8,886,619	23,349,383
Receivables:
Securities lending income — affiliated	9,419	11,543
Capital shares sold	1,216,551	—
Dividends — unaffiliated	3,722,302	18,551,183
Dividends — affiliated	10,177	15,441
Tax reclaims	18,556,171	33,104,131

Total assets	11,240,103,861	17,127,069,757

LIABILITIES
Collateral on securities loaned, at value	19,405,583	46,339,725
Payables:
Investments purchased	1,216,548	—
Investment advisory fees	3,253,955	4,717,774
Professional fees	127,467	—
Variation margin on futures contracts	139,473	416,224

Total liabilities	24,143,026	51,473,723

Commitments and contingent liabilities

NET ASSETS	$11,215,960,835	$17,075,596,034

NET ASSETS CONSIST OF
Paid-in capital	$11,217,960,186	$17,591,173,892
Accumulated loss	(1,999,351)	(515,577,858)

NET ASSETS	$11,215,960,835	$17,075,596,034

NET ASSET VALUE
Shares outstanding	115,600,000	332,000,000

Net asset value	$97.02	$51.43

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$10,185,761,543	$16,195,402,402
(b) Securities loaned, at value	$18,057,750	$43,867,989
(c) Investments, at cost — affiliated	$24,251,359	$51,478,737
(d) Foreign currency collateral pledged, at cost	$1,859,374	$4,264,814
(e) Foreign currency, at cost	$8,932,286	$23,518,403

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$67,777,412	$250,308,649
Dividends — affiliated	105,296	331,128
Interest — unaffiliated	66,583	134,255
Securities lending income — affiliated — net	53,372	83,548
Other income — unaffiliated	148,247	—
Foreign taxes withheld	(3,716,181)	(13,724,338)
Foreign withholding tax claims	1,126,422	—

Total investment income	65,561,151	237,133,242

EXPENSES
Investment advisory	19,782,415	27,694,204
Professional	128,930	3,782
Interest expense	15,050	—

Total expenses	19,926,395	27,697,986

Net investment income	45,634,756	209,435,256

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(250,879,817)	52,081,877
Investments — affiliated	14,567	7,031
Foreign currency transactions	456,984	719,210
Futures contracts	1,363,513	2,874,228
In-kind redemptions — unaffiliated(a)	292,682,405	125,178,802

	43,637,652	180,861,148

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(234,904,755)	87,682,789
Investments — affiliated	(3,795)	2,116
Foreign currency translations	(217,865)	(1,057,263)
Futures contracts	(365,974)	(455,717)

	(235,492,389)	86,171,925

Net realized and unrealized gain (loss)	(191,854,737)	267,033,073

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(146,219,981)	$476,468,329

(a)	See Note 2 of the Notes to Financial Statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$45,634,756	$176,336,688	$209,435,256	$642,640,998
Net realized gain	43,637,652	96,447,934	180,861,148	51,124,366
Net change in unrealized appreciation (depreciation)	(235,492,389)	1,144,191,883	86,171,925	2,074,500,708

Net increase (decrease) in net assets resulting from operations	(146,219,981)	1,416,976,505	476,468,329	2,768,266,072

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(72,895,047)	(151,624,443)	(317,872,736)	(577,034,652)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,502,485,384)	1,536,591,246	(190,831,205)	643,286,775

NET ASSETS
Total increase (decrease) in net assets	(1,721,600,412)	2,801,943,308	(32,235,612)	2,834,518,195
Beginning of period	12,937,561,247	10,135,617,939	17,107,831,646	14,273,313,451

End of period	$11,215,960,835	$12,937,561,247	$17,075,596,034	$17,107,831,646

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$96.55		$86.78		$108.95		$86.52	$80.40	$80.65

Net investment income(a)	0.38	(b)	1.39	(b)	1.19	(b)	1.15	1.06	1.42
Net realized and unrealized gain (loss)(c)	0.75		9.48		(21.67)		22.53	6.06	(0.29)

Net increase (decrease) from investment operations	1.13		10.87		(20.48)		23.68	7.12	1.13

Distributions from net investment income(d)		(0.66)	(1.10)		(1.69)		(1.25)	(1.00)	(1.38)

Net asset value, end of period	$97.02		$96.55		$86.78		$108.95	$86.52	$80.40

Total Return(e)
Based on net asset value	1.19	%(b)(f)	12.58	%(b)	(18.92	)%(b)	27.42%	8.91%	1.52%

Ratios to Average Net Assets(g)

Total expenses	0.36	%(h)	0.36%		0.36%		0.36%	0.39%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.36	%(h)	0.35%		0.36%		0.36%	N/A	0.40%

Net investment income	0.82	%(b)(h)	1.57	%(b)	1.19	%(b)	1.15%	1.31%	1.86%

Supplemental Data

Net assets, end of period (000)	$11,215,961		$12,937,561		$10,135,618		$12,115,330	$7,994,330	$3,955,693

Portfolio turnover rate(i)		11%	19%		25%		24%	33%	22%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024 and year ended July 31, 2023 and July 31, 2022:

• Net investment income per share by $0.01, $0.03 and $0.01

• Total return by 0.01%, 0.03% and 0.01%.

• Ratio of net investment income to average net assets by 0.02%, 0.03% and 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$50.92		$44.33		$51.48		$39.94	$47.08	$52.87

Net investment income(a)	0.62		1.99	(b)	2.06	(b)	1.67	1.48	2.03
Net realized and unrealized gain (loss)(c)	0.85		6.45		(6.66)		11.39	(7.18)	(5.81)

Net increase (decrease) from investment operations	1.47		8.44		(4.60)		13.06	(5.70)	(3.78)

Distributions from net investment income(d)		(0.96)	(1.85)		(2.55)		(1.52)	(1.44)	(2.01)

Net asset value, end of period	$51.43		$50.92		$44.33		$51.48	$39.94	$47.08

Total Return(e)
Based on net asset value	2.92	%(f)	19.39	%(b)	(9.23	)%(b)	32.79%	(12.48)%	(7.05)%

Ratios to Average Net Assets(g)

Total expenses	0.33	%(h)	0.34%		0.35%		0.36%	0.39%	0.39%

Total expenses excluding professional fees for foreign withholding tax claims	0.33	%(h)	0.34%		0.33%		0.36%	N/A	0.39%

Net investment income	2.47	%(h)	4.29	%(b)	4.17	%(b)	3.42%	3.36%	4.17%

Supplemental Data

Net assets, end of period (000)	$17,075,596		$17,107,832		$14,273,313		$14,434,306	$5,799,502	$5,423,659

Portfolio turnover rate(i)		13%	22%		26%		25%	27%	21%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2023 and July 31, 2022 respectively:

• Net investment income per share by $0.02 and $0.06 .

• Total return by 0.04% and 0.12%.

• Ratio of net investment income to average net assets by 0.04% and 0.13%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI EAFE Growth
BofA Securities, Inc.	$7,432,255	$(7,432,255)	$—		$—
Goldman Sachs & Co. LLC	2,695,835	(2,695,835)	—		—
HSBC Bank PLC	546,995	(546,995)	—		—
SG Americas Securities LLC	1,804,162	(1,804,162)	—		—
State Street Bank & Trust Co.	3,900,343	(3,900,343)	—		—
Virtu Americas LLC	1,678,160	(1,678,160)	—		—

	$18,057,750	$(18,057,750)	$—		$—

MSCI EAFE Value
BofA Securities, Inc.	$2,969,193	$(2,969,193)	$—		$—
Goldman Sachs & Co. LLC	20,160,110	(20,160,110)	—		—
J.P. Morgan Securities LLC	9,589,519	(9,589,519)	—		—
Morgan Stanley	11,149,167	(11,149,167)	—		—

	$43,867,989	$(43,867,989)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fees

First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3095
Over $10.5 billion	0.2940

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fees

First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3096
Over $10.5 billion, up to and including $12 billion	0.2941
Over $12 billion, up to and including $13.5 billion	0.2793
Over $13.5 billion, up to and including $15 billion	0.2653
Over $15 billion	0.2520

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

MSCI EAFE Growth	$16,556
MSCI EAFE Value	21,960

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI EAFE Growth	$1,069,376,065	$979,712,525	$(190,426,932)
MSCI EAFE Value	1,019,601,177	1,168,114,180	57,940,540

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI EAFE Growth	$1,229,667,512	$1,245,987,651
MSCI EAFE Value	2,178,132,421	2,280,596,314

For the six months ended January 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI EAFE Growth	$379,942,640	$1,883,982,768
MSCI EAFE Value	601,914,359	794,251,205

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

MSCI EAFE Growth	$(991,427,803)
MSCI EAFE Value	(1,169,804,663)

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI EAFE Growth	$10,279,194,556	$1,636,429,479	$(708,752,559)	$927,676,920
MSCI EAFE Value	16,575,987,882	1,956,911,065	(1,483,406,919)	473,504,146

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

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Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/24		Year Ended 07/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI EAFE Growth
Shares sold	4,400,000	$424,451,977	32,800,000	$2,965,743,755
Shares redeemed	(22,800,000)	(1,926,937,361)	(15,600,000)	(1,429,152,509)

	(18,400,000)	$(1,502,485,384)	17,200,000	$1,536,591,246

MSCI EAFE Value
Shares sold	12,800,000	$620,254,600	55,200,000	$2,579,661,094
Shares redeemed	(16,800,000)	(811,085,805)	(41,200,000)	(1,936,374,319)

	(4,000,000)	$(190,831,205)	14,000,000	$643,286,775

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI EAFE Growth ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the iShares MSCI EAFE Growth ETF will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI EAFE Growth ETF and iShares MSCI EAFE Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	33

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	35

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-702-0124

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares China Large-Cap ETF | FXI | NYSE Arca
•	iShares MSCI China A ETF | CNYA | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of January 31, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2024	iShares® China Large-Cap ETF

Investment Objective

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(26.63)%	(29.43)%	(10.45)%	(2.22)%	(29.43)%	(42.43)%	(20.11)%
Fund Market	(26.57)	(29.36)	(10.62)	(2.08)	(29.36)	(42.95)	(18.94)
Index	(25.92)	(29.05)	(9.79)	(1.50)	(29.05)	(40.25)	(14.01)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 733.70	$ 3.22		$ 1,000.00	$ 1,021.40	$ 3.76		0.74%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Consumer Discretionary	31.6%
Financials	30.8
Communication Services	19.2
Energy	5.5
Information Technology	3.1
Health Care	2.6
Real Estate	2.2
Consumer Staples	2.1
Industrials	1.8
Materials	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Alibaba Group Holding Ltd	9.6%
Tencent Holdings Ltd	8.6
China Construction Bank Corp., Class H	7.9
Meituan, Class B	6.1
Industrial & Commercial Bank of China Ltd., Class H	5.1
NetEase Inc	5.0
Bank of China Ltd., Class H	4.2
Baidu Inc	3.9
Ping An Insurance Group Co. of China Ltd., Class H	3.6
JD.com Inc	3.6

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Fund Summary as of January 31, 2024	iShares® MSCI China A ETF

Investment Objective

The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange, as represented by the MSCI China A Inclusion Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(20.89)%	(28.20)%	1.26%	1.94%	(28.20)%	6.45%	15.78%
Fund Market	(20.59)	(28.30)	1.04	1.95	(28.30)	5.32	15.85
Index	(20.53)	(27.58)	1.60	1.29	(27.58)	8.27	10.24

The inception date of the Fund was June 13, 2016. The first day of secondary market trading was June 15, 2016.

Index performance through April 25, 2018 reflects the performance of the MSCI China A International Index. Index performance beginning on April 26, 2018 reflects the performance of the MSCI China A Inclusion Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 791.10	$ 1.31		$ 1,000.00	$ 1,023.70	$ 1.48		0.29%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	20.3%
Industrials	15.0
Consumer Staples	14.2
Information Technology	13.9
Materials	10.4
Health Care	8.2
Consumer Discretionary	6.0
Utilities	4.8
Energy	4.0
Communication Services	1.7
Real Estate	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Kweichow Moutai Co. Ltd., Class A	5.9%
Contemporary Amperex Technology Co. Ltd., Class A	2.0
China Merchants Bank Co. Ltd., Class A	1.8
China Yangtze Power Co. Ltd., Class A	1.8
Wuliangye Yibin Co. Ltd., Class A	1.4
Ping An Insurance Group Co. of China Ltd., Class A	1.3
Agricultural Bank of China Ltd., Class A	1.0
Industrial Bank Co. Ltd., Class A	1.0
Industrial & Commercial Bank of China Ltd., Class A	1.0
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1.0

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.3%
BYD Co. Ltd., Class H(a)	5,372,000	$120,279,926
Great Wall Motor Co. Ltd., Class H(a)	12,760,500	12,564,072
Li Auto Inc.(a)(b)	5,928,500	81,949,179

		214,793,177

Banks — 23.0%
Agricultural Bank of China Ltd., Class H	169,221,000	65,520,829
Bank of China Ltd., Class H	455,574,000	170,963,308
Bank of Communications Co. Ltd., Class H	40,062,200	23,700,991
China CITIC Bank Corp. Ltd., Class H	51,273,000	25,410,984
China Construction Bank Corp., Class H	540,269,320	320,846,081
China Everbright Bank Co. Ltd., Class H	17,051,000	5,062,201
China Merchants Bank Co. Ltd., Class H	20,830,438	75,934,965
China Minsheng Banking Corp. Ltd., Class H	35,086,600	11,669,587
Industrial & Commercial Bank of China Ltd., Class H	421,396,995	205,275,011
Postal Savings Bank of China Co. Ltd., Class H(c)	59,642,000	28,682,378

		933,066,335

Beverages — 2.1%
China Resources Beer Holdings Co. Ltd	8,642,000	31,252,414
Nongfu Spring Co. Ltd., Class H(c)	9,604,200	52,123,442

		83,375,856

Biotechnology — 1.0%

BeiGene Ltd.(b)	3,471,000	39,337,563

Broadline Retail — 13.1%
Alibaba Group Holding Ltd	43,394,500	389,204,129
JD.com Inc.	12,813,800	144,490,123

		533,694,252

Capital Markets — 0.9%
China International Capital Corp. Ltd., Class H(c)	8,133,200	9,667,477
CITIC Securities Co. Ltd., Class H	12,345,700	24,095,382
CSC Financial Co. Ltd., Class H(c)	4,962,500	3,778,920

		37,541,779

Construction & Engineering — 0.3%
China Railway Group Ltd., Class H	22,240,000	10,171,181

Entertainment — 5.0%
NetEase Inc.	10,414,700	202,442,075

Hotels, Restaurants & Leisure — 10.6%
Meituan, Class B(b)(c)	30,941,320	248,867,936
Trip.com Group Ltd.(b)	2,912,900	106,027,818
Yum China Holdings Inc.(a)	2,223,900	76,515,302

		431,411,056

Household Durables — 0.9%
Haier Smart Home Co. Ltd., Class H(a)	12,732,400	35,977,452

Industrial Conglomerates — 0.8%
CITIC Ltd.	35,029,000	33,809,779

Insurance — 6.9%
China Life Insurance Co. Ltd., Class H	40,951,000	47,210,011
China Pacific Insurance Group Co. Ltd., Class H	14,209,400	26,144,903
People’s Insurance Co. Group of China Ltd. (The), Class H	45,152,000	14,036,754
PICC Property & Casualty Co. Ltd., Class H	37,004,000	46,027,965
Ping An Insurance Group Co. of China Ltd., Class H.	34,441,500	144,776,260

		278,195,893

Interactive Media & Services — 14.2%
Baidu Inc.(b)	12,137,850	157,151,266

Security	Shares	Value

Interactive Media & Services (continued)
Kuaishou Technology(b)(c)	14,397,000	$72,565,721
Tencent Holdings Ltd.	10,010,300	347,470,529

		577,187,516

Life Sciences Tools & Services — 1.6%
WuXi AppTec Co. Ltd., Class H(a)(c)	1,893,152	13,098,705
Wuxi Biologics Cayman Inc.(b)(c)	19,563,000	51,480,709

		64,579,414

Machinery — 0.2%
CRRC Corp. Ltd., Class H	21,810,000	10,137,143

Marine Transportation — 0.4%
COSCO Shipping Holdings Co. Ltd., Class H	16,795,100	17,645,389

Metals & Mining — 1.2%
Zijin Mining Group Co. Ltd., Class H	31,552,000	46,818,875

Oil, Gas & Consumable Fuels — 5.5%
China Petroleum & Chemical Corp., Class H	136,402,600	70,957,059
China Shenhua Energy Co. Ltd., Class H	18,586,500	70,511,308
PetroChina Co. Ltd., Class H	114,516,000	82,836,948

		224,305,315

Real Estate Management & Development — 2.2%
China Overseas Land & Investment Ltd.	21,082,500	31,893,388
China Resources Land Ltd.	15,153,333	46,006,346
China Vanke Co. Ltd., Class H	12,147,300	9,557,454

		87,457,188

Specialty Retail — 0.1%
China Tourism Group Duty Free Corp. Ltd.(a)(c)	598,200	5,246,095

Technology Hardware, Storage & Peripherals — 3.1%
Xiaomi Corp., Class B(b)(c)	80,630,200	127,035,147

Textiles, Apparel & Luxury Goods — 1.4%
ANTA Sports Products Ltd.	6,892,600	58,176,673

Total Long-Term Investments — 99.8% (Cost: $5,582,678,466)		4,052,405,153

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(d)(e)(f)	25,659,529	25,674,925
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32%(d)(e)	6,800,000	6,800,000

Total Short-Term Securities — 0.8% (Cost: $32,475,851)		32,474,925

Total Investments — 100.6% (Cost: $5,615,154,317)		4,084,880,078

Liabilities in Excess of Other Assets — (0.6)%		(25,311,912)

Net Assets — 100.0%		$4,059,568,166

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,275,636	$13,408,704	(a)	$—		$(5,438)	$(3,977)	$25,674,925	25,659,529	$54,213	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,890,000	—		(2,090,000	)(a)	—	—	6,800,000	6,800,000	171,792		—

						$(5,438)	$(3,977)	$32,474,925		$226,005		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50	259	02/28/24	$5,172	$(271,286)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$271,286	$—	$—	$—	$271,286

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(3,902,355)	$—	$—	$—	$(3,902,355)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(7,405,488)	$—	$—	$—	$(7,405,488)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,894,251

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® China Large-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$—	$4,052,405,153	$—	$4,052,405,153
Short-Term Securities
Money Market Funds	32,474,925	—	—	32,474,925

	$32,474,925	$4,052,405,153	$—	$4,084,880,078

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(271,286)	$—	$(271,286)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
AECC Aero-Engine Control Co. Ltd., Class A	44,498	$93,975
AECC Aviation Power Co. Ltd., Class A	104,098	454,903
Avicopter PLC, Class A	14,899	68,262
Kuang-Chi Technologies Co. Ltd., Class A(a)	74,740	123,870

		741,010

Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	178,115	875,742
YTO Express Group Co. Ltd., Class A	118,400	183,870
Yunda Holding Co. Ltd., Class A	104,000	90,248

		1,149,860

Automobile Components — 1.2%
Bethel Automotive Safety Systems Co. Ltd.	14,800	106,320
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,997	211,422
Fuyao Glass Industry Group Co. Ltd., Class A	74,000	392,227
Huayu Automotive Systems Co. Ltd., Class A	119,200	269,678
Huizhou Desay Sv Automotive Co. Ltd., Class A	20,200	239,250
Ningbo Joyson Electronic Corp., Class A	44,800	90,110
Ningbo Tuopu Group Co. Ltd., Class A	43,705	296,515
Sailun Group Co. Ltd., Class A	118,400	198,789
Shandong Linglong Tyre Co. Ltd., Class A	44,800	122,255
Shenzhen Kedali Industry Co. Ltd., Class A	11,200	105,321

		2,031,887

Automobiles — 2.3%
AIMA Technology Group Co. Ltd.	30,000	112,579
Anhui Jianghuai Automobile Group Corp. Ltd.	74,000	125,635
BAIC BluePark New Energy Technology Co. Ltd.	207,200	126,786
Beiqi Foton Motor Co. Ltd.	281,200	95,055
BYD Co. Ltd., Class A	66,573	1,585,311
Chongqing Changan Automobile Co. Ltd., Class A	310,838	553,623
Great Wall Motor Co. Ltd.	88,889	252,943
Guangzhou Automobile Group Co. Ltd., Class A	162,800	185,831
SAIC Motor Corp. Ltd., Class A	296,406	564,225
Seres Group Co. Ltd., NVS(a)	59,200	467,012

		4,069,000

Banks — 11.5%
Agricultural Bank of China Ltd., Class A	3,172,200	1,716,629
Bank of Beijing Co. Ltd., Class A	806,200	571,708
Bank of Changsha Co. Ltd., Class A	148,000	147,546
Bank of Chengdu Co. Ltd., Class A	133,277	232,277
Bank of China Ltd., Class A	1,310,000	787,582
Bank of Communications Co. Ltd., Class A	1,467,602	1,226,537
Bank of Hangzhou Co. Ltd., Class A	222,488	337,605
Bank of Jiangsu Co. Ltd., Class A	667,000	679,315
Bank of Nanjing Co. Ltd., Class A	386,080	445,939
Bank of Ningbo Co. Ltd., Class A	240,921	722,189
Bank of Shanghai Co. Ltd., Class A	547,669	487,574
Bank of Suzhou Co. Ltd.	133,200	131,045
China Construction Bank Corp., Class A	355,300	339,486
China Everbright Bank Co. Ltd., Class A	1,746,400	765,962
China Merchants Bank Co. Ltd., Class A	755,902	3,234,614
China Minsheng Banking Corp. Ltd., Class A	1,332,080	732,144
China Zheshang Bank Co. Ltd., Class A	814,700	304,757
Chongqing Rural Commercial Bank Co. Ltd., Class A	344,530	207,526
CNPC Capital Co. Ltd., NVS	311,140	266,514
Huaxia Bank Co. Ltd., Class A	511,460	431,007
Industrial & Commercial Bank of China Ltd., Class A	2,341,000	1,683,817
Industrial Bank Co. Ltd., Class A	775,147	1,697,901
Ping An Bank Co. Ltd., Class A	710,456	935,674

Security	Shares	Value

Banks (continued)
Postal Savings Bank of China Co. Ltd., Class A	1,068,400	$703,896
Shanghai Pudong Development Bank Co. Ltd., Class A	1,104,320	1,050,037
Shanghai Rural Commercial Bank Co. Ltd.	370,000	325,464

		20,164,745

Beverages — 10.5%
Anhui Gujing Distillery Co. Ltd., Class A	15,899	440,652
Anhui Kouzi Distillery Co. Ltd., Class A	23,500	127,269
Anhui Yingjia Distillery Co. Ltd., Class A	29,600	207,316
Beijing Yanjing Brewery Co. Ltd., Class A	103,600	117,727
Chongqing Brewery Co. Ltd., Class A	18,795	145,536
Eastroc Beverage Group Co. Ltd.	11,200	253,412
Hebei Hengshui Laobaigan Liquor Co. Ltd.	30,000	73,172
Jiangsu King’s Luck Brewery JSC Ltd., Class A	44,440	273,810
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	54,600	694,854
JiuGui Liquor Co. Ltd., Class A	14,800	128,040
Kweichow Moutai Co. Ltd., Class A	46,489	10,391,155
Luzhou Laojiao Co. Ltd., Class A	54,000	1,105,017
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	32,788	90,154
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	44,801	1,249,539
Shede Spirits Co. Ltd.	15,400	177,351
Sichuan Swellfun Co. Ltd., Class A	19,300	128,291
Tsingtao Brewery Co. Ltd., Class A	29,600	286,930
Wuliangye Yibin Co. Ltd., Class A	142,714	2,515,664

		18,405,889

Biotechnology — 1.3%
Beijing Tiantan Biological Products Corp. Ltd., Class A	59,200	217,142
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	29,637	222,561
BGI Genomics Co. Ltd., Class A	20,400	106,348
Bloomage Biotechnology Corp. Ltd.	20,330	158,171
Chongqing Zhifei Biological Products Co. Ltd., Class A	93,100	581,716
Hualan Biological Engineering Inc., Class A	60,448	148,031
Imeik Technology Development Co. Ltd., Class A	8,800	332,004
Shanghai Junshi Biosciences Co. Ltd.	30,268	117,877
Shanghai RAAS Blood Products Co. Ltd., Class A	236,800	211,993
Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,556	120,798
Walvax Biotechnology Co. Ltd., Class A	59,298	136,158

		2,352,799

Broadline Retail — 0.1%
Zhejiang China Commodities City Group Co. Ltd., Class A	207,200	214,651

Building Products — 0.2%
Beijing New Building Materials PLC, Class A	59,600	221,557
Zhejiang Weixing New Building Materials Co. Ltd., Class A	59,204	111,996
Zhuzhou Kibing Group Co. Ltd., Class A	93,900	76,626

		410,179

Capital Markets — 6.3%
BOC International China Co. Ltd., Class A	103,600	149,204
Caitong Securities Co. Ltd., Class A	177,651	183,773
Changjiang Securities Co. Ltd., Class A	207,600	142,505
China Galaxy Securities Co. Ltd., Class A	163,200	264,130
China Great Wall Securities Co. Ltd., Class A	148,400	151,336
China International Capital Corp. Ltd., Class A	90,000	404,836
China Merchants Securities Co. Ltd., Class A	266,407	495,959
CITIC Securities Co. Ltd., Class A	444,070	1,268,569
CSC Financial Co. Ltd., Class A	163,239	508,075
Dongxing Securities Co. Ltd., Class A	118,439	130,798
East Money Information Co. Ltd., Class A	585,139	1,016,865

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Everbright Securities Co. Ltd., Class A	148,400	$323,061
First Capital Securities Co. Ltd., Class A	148,000	108,247
Founder Securities Co. Ltd., Class A	296,000	284,574
GF Securities Co. Ltd., Class A	222,400	424,159
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	148,091	117,969
Guolian Securities Co. Ltd., Class A	88,800	125,795
Guosen Securities Co. Ltd., Class A	236,300	264,393
Guotai Junan Securities Co. Ltd., Class A	281,645	573,066
Guoyuan Securities Co. Ltd., Class A	163,244	145,236
Haitong Securities Co. Ltd., Class A	356,800	437,006
Hithink RoyalFlush Information Network Co. Ltd., Class A	19,600	313,762
Huatai Securities Co. Ltd., Class A	267,600	512,298
Huaxi Securities Co. Ltd., Class A	104,000	107,811
Industrial Securities Co. Ltd., Class A	314,308	238,420
Nanjing Securities Co. Ltd., Class A	133,600	138,481
Orient Securities Co. Ltd., Class A	265,021	305,118
SDIC Capital Co. Ltd., Class A	229,000	212,699
Shanxi Securities Co. Ltd., Class A	133,657	92,070
Shenwan Hongyuan Group Co. Ltd., Class A	846,000	514,710
Sinolink Securities Co. Ltd., Class A	133,600	155,702
SooChow Securities Co. Ltd., Class A	178,438	167,067
Southwest Securities Co. Ltd., Class A	250,400	128,677
Tianfeng Securities Co. Ltd., Class A	304,800	125,347
Western Securities Co. Ltd., Class A	164,020	136,136
Zheshang Securities Co. Ltd., Class A	148,427	199,334
Zhongtai Securities Co. Ltd.	252,800	229,816

		11,097,004

Chemicals — 5.2%
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	29,600	85,368
Canmax Technologies Co. Ltd., Class A	22,480	61,575
Cathay Biotech Inc.	24,400	148,722
Chengxin Lithium Group Co. Ltd., Class A	30,500	86,048
CNGR Advanced Material Co. Ltd.	29,600	179,261
Do-Fluoride New Materials Co. Ltd., Class A	29,600	49,984
Ganfeng Lithium Group Co. Ltd., Class A	64,070	303,521
Guangzhou Tinci Materials Technology Co. Ltd., Class A.	74,020	192,379
Hangzhou Oxygen Plant Group Co. Ltd., Class A	29,600	97,968
Haohua Chemical Science & Technology Co. Ltd., NVS	30,000	111,073
Hengli Petrochemical Co. Ltd., Class A(a)	252,015	411,499
Hengyi Petrochemical Co. Ltd., Class A	134,076	116,247
Hoshine Silicon Industry Co. Ltd., Class A	29,600	180,458
Huafon Chemical Co. Ltd., Class A	162,800	138,332
Hubei Feilihua Quartz Glass Co. Ltd.	14,800	51,892
Hubei Xingfa Chemicals Group Co. Ltd., Class A	44,100	100,406
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	311,600	154,257
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	122,900	89,456
Jiangsu Eastern Shenghong Co. Ltd., Class A	236,800	325,892
Jiangsu Yangnong Chemical Co. Ltd., Class A	15,130	103,512
Jiangsu Yoke Technology Co. Ltd., Class A	14,800	79,759
LB Group Co. Ltd., Class A	88,809	199,028
Luxi Chemical Group Co. Ltd., Class A	74,000	95,138
Ningbo Shanshan Co. Ltd.	74,000	102,767
Ningxia Baofeng Energy Group Co. Ltd., Class A	266,400	494,468
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	192,500	383,975
Rongsheng Petrochemical Co. Ltd., Class A	371,601	489,395
Satellite Chemical Co. Ltd., Class A	127,777	242,929
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	74,860	253,776

Security	Shares	Value

Chemicals (continued)
Shanghai Putailai New Energy Technology Co. Ltd., Class A	83,114	$190,219
Shenzhen Capchem Technology Co. Ltd.	25,420	131,528
Shenzhen Dynanonic Co. Ltd.	15,020	86,719
Shenzhen Senior Technology Material Co. Ltd., Class A	44,417	67,209
Sichuan Hebang Biotechnology Co. Ltd., Class A	340,400	108,414
Sinoma Science & Technology Co. Ltd., Class A	59,200	117,140
Sinopec Shanghai Petrochemical Co. Ltd., Class A	311,231	115,427
Skshu Paint Co. Ltd., Class A	20,504	102,717
Sunresin New Materials Co. Ltd., NVS	18,800	115,386
Tianqi Lithium Corp., Class A	51,700	335,089
Tongkun Group Co. Ltd., Class A	89,697	148,405
Wanhua Chemical Group Co. Ltd., Class A	116,200	1,130,766
Weihai Guangwei Composites Co. Ltd., Class A	29,652	96,882
Yunnan Energy New Material Co. Ltd., Class A	40,415	238,790
Yunnan Yuntianhua Co. Ltd.	68,600	150,380
Zangge Mining Co. Ltd.	62,600	215,720
Zhejiang Juhua Co. Ltd., Class A	104,000	230,973
Zhejiang Longsheng Group Co. Ltd., Class A	133,600	143,053

		9,053,902

Commercial Services & Supplies — 0.2%
Shanghai M&G Stationery Inc., Class A	29,600	126,157
Zhefu Holding Group Co. Ltd., Class A	182,800	78,565
Zhejiang Weiming Environment Protection Co. Ltd., Class A	59,553	128,557

		333,279

Communications Equipment — 0.9%
Guangzhou Haige Communications Group Inc. Co., Class A	88,800	119,033
Hengtong Optic-Electric Co. Ltd., Class A	94,700	144,835
Suzhou TFC Optical Communication Co. Ltd.	14,800	175,967
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	30,000	103,796
Yealink Network Technology Corp. Ltd., Class A	44,477	150,786
Zhongji Innolight Co. Ltd., Class A	30,088	428,527
ZTE Corp., Class A	141,500	432,195

		1,555,139

Construction & Engineering — 2.2%
China Energy Engineering Corp. Ltd.	1,155,300	339,277
China National Chemical Engineering Co. Ltd., Class A	222,010	198,014
China Railway Group Ltd., Class A	754,800	663,532
China State Construction Engineering Corp. Ltd., Class A	1,554,000	1,113,539
CSSC Science & Technology Co. Ltd.	60,800	135,535
Metallurgical Corp. of China Ltd., Class A	682,800	307,904
Power Construction Corp. of China Ltd., Class A	636,400	445,654
Shanghai Construction Group Co. Ltd., Class A	371,200	119,896
Shenzhen SED Industry Co. Ltd., NVS	44,800	109,472
Sichuan Road & Bridge Group Co. Ltd., Class A	264,500	295,770
Sinoma International Engineering Co.	89,600	138,994

		3,867,587

Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd., Class A	148,400	477,161
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	44,400	99,789
China Jushi Co. Ltd., Class A	148,350	189,453
Tangshan Jidong Cement Co. Ltd., Class A	103,600	82,562

		848,965

Consumer Staples Distribution & Retail — 0.2%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	46,231	146,636
Yifeng Pharmacy Chain Co. Ltd., Class A	29,783	157,200

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Yonghui Superstores Co. Ltd., Class A	325,600	$111,006

		414,842

Containers & Packaging — 0.1%
Shenzhen YUTO Packaging Technology Co. Ltd.	29,600	95,317

Distributors — 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	192,814	116,181

Diversified Consumer Services — 0.1%
Offcn Education Technology Co. Ltd., Class A	229,500	112,618

Electrical Equipment — 4.9%
Beijing Easpring Material Technology Co. Ltd., Class A	14,800	65,455
China XD Electric Co. Ltd., NVS	177,600	125,890
Contemporary Amperex Technology Co. Ltd., Class A	162,091	3,420,775
Dongfang Electric Corp. Ltd., Class A	104,090	207,802
Eve Energy Co. Ltd., Class A	75,182	364,344
Fangda Carbon New Material Co. Ltd., Class A	148,428	91,313
Farasis Energy Gan Zhou Co. Ltd., NVS	29,600	49,723
Ginlong Technologies Co. Ltd., Class A	18,900	156,978
Goldwind Science & Technology Co Ltd., Class A	120,051	116,535
Gongniu Group Co. Ltd.	14,800	191,426
GoodWe Technologies Co. Ltd., NVS	6,472	83,972
Gotion High-tech Co. Ltd., Class A	60,700	157,801
Hongfa Technology Co. Ltd., Class A	22,600	70,510
Hoymiles Power Electronics Inc., NVS	4,609	120,261
Jiangsu Zhongtian Technology Co. Ltd., Class A	118,800	191,271
Jiangxi Special Electric Motor Co. Ltd., NVS	59,200	74,440
Ming Yang Smart Energy Group Ltd., Class A	73,800	92,360
NARI Technology Co. Ltd., Class A	296,388	865,718
Ningbo Orient Wires & Cables Co. Ltd.	29,600	145,487
Ningbo Ronbay New Energy Technology Co. Ltd.	24,541	97,123
Pylon Technologies Co. Ltd., NVS	7,225	80,386
Shanghai Electric Group Co. Ltd., Class A	475,250	263,070
Shanghai Moons’ Electric Co. Ltd.	14,800	76,454
Sieyuan Electric Co. Ltd.	30,400	214,065
Sungrow Power Supply Co. Ltd., Class A	58,600	639,067
Sunwoda Electronic Co. Ltd., Class A	59,299	96,274
TBEA Co. Ltd., Class A	178,120	347,971
Titan Wind Energy Suzhou Co. Ltd., Class A	60,000	74,484
Zhejiang Chint Electrics Co. Ltd., Class A	74,000	192,011

		8,672,966

Electronic Equipment, Instruments & Components — 4.5%
Accelink Technologies Co. Ltd., Class A	29,600	89,707
Avary Holding Shenzhen Co. Ltd., Class A	68,200	166,050
BOE Technology Group Co. Ltd., Class A	1,394,428	698,296
CETC Cyberspace Security Technology Co. Ltd., Class A	32,700	75,093
Chaozhou Three-Circle Group Co. Ltd., Class A	74,400	236,227
China Railway Signal & Communication Corp. Ltd., Class A	273,181	176,664
China Zhenhua Group Science & Technology Co. Ltd., Class A	21,900	135,789
Eoptolink Technology Inc.Ltd.	29,600	173,754
Everdisplay Optronics Shanghai Co. Ltd.	414,400	121,572
Foxconn Industrial Internet Co. Ltd., Class A	488,406	902,701
GoerTek Inc., Class A	119,204	252,202
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	30,267	144,104
Hengdian Group DMEGC Magnetics Co. Ltd.	44,400	78,297
Huagong Tech Co. Ltd., Class A	29,800	106,492
Lens Technology Co. Ltd., Class A	178,000	258,572

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Lingyi iTech Guangdong Co., Class A	253,600	$167,338
Luxshare Precision Industry Co. Ltd., Class A	267,668	947,871
Maxscend Microelectronics Co. Ltd., Class A	22,056	282,646
OFILM Group Co. Ltd., Class A	118,400	109,680
Raytron Technology Co. Ltd., Class A	18,896	86,952
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	6,114	216,003
Shengyi Technology Co. Ltd., Class A	89,282	178,472
Shennan Circuits Co. Ltd., Class A	19,467	143,086
Shenzhen Kaifa Technology Co. Ltd., Class A	59,200	98,117
Shenzhen Sunlord Electronics Co. Ltd., Class A	30,500	93,960
SUPCON Technology Co. Ltd.	26,936	132,266
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	66,100	114,754
TCL Technology Group Corp., Class A(a)	681,881	384,208
Tianma Microelectronics Co. Ltd., Class A	89,600	103,564
Unisplendour Corp. Ltd., Class A(a)	106,691	230,352
Universal Scientific Industrial Shanghai Co. Ltd., Class A	59,300	105,078
Wingtech Technology Co. Ltd., Class A(a)	50,311	234,269
Wuhan Guide Infrared Co. Ltd., Class A	148,004	110,993
WUS Printed Circuit Kunshan Co. Ltd., Class A	74,090	202,762
Xiamen Faratronic Co. Ltd.	9,200	110,131
Zhejiang Dahua Technology Co. Ltd., Class A	120,900	260,871

		7,928,893

Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd., Class A	164,468	128,034
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	44,485	162,774

		290,808

Entertainment — 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	74,093	171,234
Beijing Enlight Media Co. Ltd., Class A	103,600	106,590
China Film Co. Ltd., Class A	74,000	120,559
G-Bits Network Technology Xiamen Co. Ltd., Class A	3,400	85,611
Giant Network Group Co. Ltd., Class A	74,100	94,754
Kingnet Network Co. Ltd.	74,000	97,884
Kunlun Tech Co. Ltd., Class A	44,600	184,998
Mango Excellent Media Co. Ltd., Class A	76,180	226,609
Perfect World Co. Ltd., Class A	74,052	98,477
Wanda Film Holding Co. Ltd., Class A	80,500	123,733
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	267,282	156,142

		1,466,591

Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	340,401	160,846

Food Products — 3.2%
Angel Yeast Co. Ltd., Class A	33,496	143,922
Anjoy Foods Group Co. Ltd., Class A	11,800	122,127
Beijing Dabeinong Technology Group Co. Ltd., Class A	148,400	97,839
Foshan Haitian Flavouring & Food Co. Ltd., Class A	162,879	770,595
Fujian Sunner Development Co. Ltd., Class A	44,400	92,449
Guangdong Haid Group Co. Ltd., Class A	59,299	311,774
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	44,600	143,198
Heilongjiang Agriculture Co. Ltd., Class A	59,600	94,456
Henan Shuanghui Investment & Development Co. Ltd., Class A	133,600	529,462
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	237,600	896,115
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	29,862	91,353
Juewei Food Co. Ltd., Class A	14,800	41,314

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Meihua Holdings Group Co. Ltd.	120,500	$167,162
Muyuan Foods Co. Ltd., Class A	207,619	1,019,056
New Hope Liuhe Co. Ltd., Class A(a)	162,200	184,701
Wens Foodstuffs Group Co. Ltd., Class A	253,246	661,867
Yihai Kerry Arawana Holdings Co. Ltd., Class A	60,000	247,348
Yuan Longping High-Tech Agriculture Co. Ltd., Class A	44,400	77,443

		5,692,181

Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	90,000	218,711

Ground Transportation — 1.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A .	1,838,800	1,270,718
Daqin Railway Co. Ltd., Class A	592,000	615,097

		1,885,815

Health Care Equipment & Supplies — 1.8%
Autobio Diagnostics Co. Ltd., Class A	15,800	103,374
iRay Technology Co. Ltd.	4,316	128,721
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	30,000	132,986
Lepu Medical Technology Beijing Co. Ltd., Class A	74,400	135,709
Ovctek China Inc., Class A	30,880	74,833
Shanghai United Imaging Healthcare Co. Ltd., NVS	30,339	569,296
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,634	1,668,665
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	29,600	284,451

		3,098,035

Health Care Providers & Services — 1.1%
Aier Eye Hospital Group Co. Ltd., Class A	342,181	610,714
China Meheco Co. Ltd., Class A	50,520	73,751
China National Medicines Corp. Ltd., Class A	30,000	124,724
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	44,800	170,399
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	18,597	135,191
Huadong Medicine Co. Ltd., Class A	59,625	240,199
Jointown Pharmaceutical Group Co. Ltd., Class A	148,591	143,848
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	133,560	90,778
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	104,009	245,533
Topchoice Medical Corp., Class A	14,800	122,525

		1,957,662

Hotels, Restaurants & Leisure — 0.2%
BTG Hotels Group Co. Ltd., Class A	44,400	86,460
Shanghai Jinjiang International Hotels Co. Ltd., Class A	35,600	125,365
Songcheng Performance Development Co. Ltd., Class A.	88,872	110,011

		321,836

Household Durables — 1.4%
Beijing Roborock Technology Co. Ltd., Class A	5,585	222,914
Ecovacs Robotics Co. Ltd., Class A	15,800	70,252
Gree Electric Appliances Inc. of Zhuhai, Class A	107,500	527,968
Haier Smart Home Co. Ltd., Class A	237,600	739,164
Hang Zhou Great Star Industrial Co. Ltd., Class A	44,400	115,187
Hangzhou Robam Appliances Co. Ltd., Class A	29,664	89,846
Hisense Visual Technology Co. Ltd.	44,400	136,863
Jason Furniture Hangzhou Co. Ltd., Class A	29,620	139,830
Oppein Home Group Inc., Class A	23,683	201,986
Sichuan Changhong Electric Co. Ltd.	167,600	98,325
Zhejiang Supor Co. Ltd., Class A	18,698	131,727

		2,474,062

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 4.6%
CECEP Solar Energy Co. Ltd., Class A	137,100	$96,177
CECEP Wind Power Corp, Class A	244,240	96,456
CGN Power Co. Ltd.	571,500	303,800
China National Nuclear Power Co. Ltd., Class A	710,447	819,481
China Three Gorges Renewables Group Co. Ltd., Class A	1,050,800	647,623
China Yangtze Power Co. Ltd., Class A	902,888	3,066,459
Datang International Power Generation Co. Ltd.	384,800	130,598
GD Power Development Co. Ltd., Class A	680,800	423,709
Huadian Power International Corp. Ltd., Class A	310,800	262,939
Huaneng Power International Inc., Class A	341,600	415,876
SDIC Power Holdings Co. Ltd., Class A	281,200	547,968
Shanghai Electric Power Co. Ltd., Class A	103,600	114,458
Shenergy Co. Ltd., Class A	193,800	195,541
Shenzhen Energy Group Co. Ltd., Class A	192,806	166,342
Sichuan Chuantou Energy Co. Ltd., Class A	162,800	351,663
Wintime Energy Group Co. Ltd., NVS	853,600	155,520
Zhejiang Zheneng Electric Power Co. Ltd., Class A	414,800	310,400

		8,105,010

Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	89,200	134,075

Insurance — 2.3%
China Life Insurance Co. Ltd., Class A	104,400	418,412
China Pacific Insurance Group Co. Ltd., Class A	251,616	873,244
New China Life Insurance Co. Ltd., Class A	74,800	318,125
People’s Insurance Co. Group of China Ltd. (The), Class A	356,500	253,130
Ping An Insurance Group Co. of China Ltd., Class A	391,823	2,213,718

		4,076,629

IT Services — 0.1%
DHC Software Co. Ltd., Class A	103,600	72,050
Isoftstone Information Technology Group Co. Ltd., NVS	29,650	129,150

		201,200

Life Sciences Tools & Services — 0.5%
Hangzhou Tigermed Consulting Co. Ltd., Class A	14,804	83,593
Pharmaron Beijing Co. Ltd., Class A	54,950	161,434
WuXi AppTec Co. Ltd., Class A	94,248	714,191

		959,218

Machinery — 3.0%
China CSSC Holdings Ltd., Class A	162,800	692,604
CRRC Corp. Ltd., Class A	902,890	714,185
FAW Jiefang Group Co. Ltd., Class A	118,400	129,293
Jiangsu Hengli Hydraulic Co. Ltd., Class A	49,924	339,104
Keda Industrial Group Co. Ltd.	74,000	111,468
Ningbo Deye Technology Co. Ltd., NVS	14,860	139,919
North Industries Group Red Arrow Co. Ltd., Class A	52,900	83,835
Range Intelligent Computing Technology Group Co. Ltd.	46,000	126,853
Sany Heavy Industry Co. Ltd., Class A	311,650	567,650
Shandong Himile Mechanical Science & Technology Co. Ltd.	29,600	109,913
Shenzhen Inovance Technology Co. Ltd., Class A	49,861	388,333
Shuangliang Eco-Energy Systems Co. Ltd.	59,300	56,672
Weichai Power Co. Ltd., Class A	251,600	516,330
XCMG Construction Machinery Co. Ltd., Class A	430,000	336,651
Yutong Bus Co. Ltd., Class A	74,000	155,936
Zhejiang Dingli Machinery Co. Ltd., Class A	15,298	109,872
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	74,100	216,469
Zhuzhou CRRC Times Electric Co. Ltd., NVS	40,369	187,234

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	267,950	$268,341

		5,250,662

Marine Transportation — 0.4%
COSCO Shipping Holdings Co. Ltd., Class A	477,050	660,219

Media — 0.5%
Focus Media Information Technology Co. Ltd., Class A	535,660	421,360
Jiangsu Phoenix Publishing & Media Corp. Ltd.	88,800	119,759
Oriental Pearl Group Co. Ltd., Class A	133,200	126,509
People.cn Co. Ltd.	44,400	132,963

		800,591

Metals & Mining — 4.6%
Aluminum Corp. of China Ltd., Class A	489,516	388,552
Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,130	48,228
Baoshan Iron & Steel Co. Ltd., Class A	831,670	712,321
Chifeng Jilong Gold Mining Co. Ltd., Class A	59,200	98,682
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	127,700	299,852
China Rare Earth Resources & Technology Co. Ltd., Class A	29,600	99,030
CMOC Group Ltd., Class A	651,200	486,789
GEM Co. Ltd., Class A	164,496	103,036
Guangdong HEC Technology Holding Co. Ltd., Class A	118,400	101,951
Henan Shenhuo Coal & Power Co. Ltd.	88,800	205,984
Hesteel Co. Ltd., Class A	400,200	115,815
Huaibei Mining Holdings Co. Ltd.	88,800	214,694
Hunan Valin Steel Co. Ltd., Class A	254,540	193,288
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,662,400	328,219
Jiangxi Copper Co. Ltd., Class A	74,400	186,480
Jinduicheng Molybdenum Co. Ltd., Class A	119,000	151,148
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	325,600	127,797
Shandong Gold Mining Co. Ltd., Class A	133,628	382,374
Shandong Nanshan Aluminum Co. Ltd., Class A	460,000	183,513
Shanxi Meijin Energy Co. Ltd., Class A(a)	148,400	110,623
Shanxi Taigang Stainless Steel Co. Ltd., Class A	222,400	110,389
Shenghe Resources Holding Co. Ltd., Class A	56,700	65,016
Sinomine Resource Group Co. Ltd., Class A	29,892	129,765
Tianshan Aluminum Group Co. Ltd., Class A	165,700	120,675
Tongling Nonferrous Metals Group Co. Ltd., Class A	426,100	179,175
Western Mining Co. Ltd., Class A	88,800	175,752
Western Superconducting Technologies Co. Ltd., Class A	22,899	112,910
Xiamen Tungsten Co. Ltd., Class A	59,698	126,782
Yintai Gold Co. Ltd., Class A	101,320	198,901
YongXing Special Materials Technology Co. Ltd., Class A	24,340	151,020
Yunnan Aluminium Co. Ltd., Class A	118,400	176,972
Yunnan Chihong Zinc&Germanium Co. Ltd.	192,400	124,756
Yunnan Tin Co. Ltd., Class A	59,200	103,736
Zhejiang Huayou Cobalt Co. Ltd., Class A	63,912	221,572
Zhongjin Gold Corp. Ltd., Class A	193,800	254,190
Zijin Mining Group Co. Ltd., Class A	756,400	1,268,426

		8,058,413

Oil, Gas & Consumable Fuels — 3.9%
China Merchants Energy Shipping Co. Ltd., Class A	300,600	273,029
China Petroleum & Chemical Corp., Class A	1,184,243	983,112
China Shenhua Energy Co. Ltd., Class A	252,099	1,305,398

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	133,249	$244,276
Guanghui Energy Co. Ltd., Class A	237,983	232,984
Inner Mongolia Dian Tou Energy Corp. Ltd.	88,800	182,643
Jizhong Energy Resources Co. Ltd.	133,200	139,824
PetroChina Co. Ltd., Class A	797,700	928,034
Shaanxi Coal Industry Co. Ltd., Class A	356,801	1,202,341
Shan Xi Hua Yang Group New Energy Co. Ltd.	133,200	179,254
Shanxi Coking Coal Energy Group Co. Ltd., Class A	207,260	302,925
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	104,000	342,918
Yankuang Energy Group Co. Ltd., Class A	144,650	460,264

		6,777,002

Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	104,000	175,834

Passenger Airlines — 1.0%
Air China Ltd., Class A(a)	429,200	424,843
China Eastern Airlines Corp. Ltd., Class A(a)	640,000	333,309
China Southern Airlines Co. Ltd., Class A(a)	417,624	335,015
Hainan Airlines Holding Co. Ltd., Class A	1,628,400	309,935
Juneyao Airlines Co. Ltd., Class A	74,000	122,532
Spring Airlines Co. Ltd., Class A	38,700	281,671

		1,807,305

Personal Care Products — 0.1%
By-health Co. Ltd., Class A	59,600	124,737
Yunnan Botanee Bio-Technology Group Co. Ltd.	15,600	122,461

		247,198

Pharmaceuticals — 3.4%
Apeloa Pharmaceutical Co. Ltd., Class A	44,800	75,684
Asymchem Laboratories Tianjin Co. Ltd., Class A	15,080	179,844
Beijing Tongrentang Co. Ltd., Class A	54,900	333,771
Betta Pharmaceuticals Co. Ltd., Class A	14,812	78,231
Changchun High & New Technology Industry Group Inc., Class A	16,540	262,891
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	36,200	263,531
Chongqing Taiji Industry Group Co. Ltd.	14,800	69,003
CSPC Innovation Pharmaceutical Co. Ltd.	48,500	181,870
Dong-E-E-Jiao Co. Ltd., Class A	29,600	216,344
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	29,600	124,040
Humanwell Healthcare Group Co. Ltd., Class A	59,200	165,958
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	238,042	1,243,130
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	29,600	95,835
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	74,400	111,248
Livzon Pharmaceutical Group Inc., Class A	29,600	139,600
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	50,800	92,035
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	47,427	99,820
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	74,063	224,985
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	44,900	162,012
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	59,660	163,405
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	59,600	191,830
Yunnan Baiyao Group Co. Ltd., Class A	65,260	422,508
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,999	609,914
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	44,404	71,473
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	30,300	75,588

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zhejiang NHU Co. Ltd., Class A	119,568	$266,940

		5,921,490

Real Estate Management & Development — 1.5%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	329,100	402,305
China Vanke Co. Ltd., Class A	362,000	484,504
Gemdale Corp., Class A	163,218	91,808
Greenland Holdings Corp. Ltd., Class A	429,400	126,143
Hainan Airport Infrastructure Co. Ltd., NVS	429,600	208,626
Hangzhou Binjiang Real Estate Group Co. Ltd.	118,400	112,283
Poly Developments and Holdings Group Co. Ltd., Class A	445,531	593,751
Seazen Holdings Co. Ltd., Class A(a)	74,066	101,939
Shanghai Lingang Holdings Corp. Ltd., Class A	89,223	121,986
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	60,800	135,139
Shenzhen Overseas Chinese Town Co. Ltd., Class A	297,656	122,318
Youngor Group Co. Ltd., Class A	177,694	166,584

		2,667,386

Semiconductors & Semiconductor Equipment — 5.9%
3peak Inc.	5,986	81,503
ACM Research Shanghai Inc.	11,500	123,937
Advanced Micro-Fabrication Equipment Inc., Class A	22,528	356,550
Amlogic Shanghai Co. Ltd.	17,347	107,123
ASR Microelectronics Co. Ltd.	13,912	89,146
Cambricon Technologies Corp. Ltd.	15,613	236,646
China Resources Microelectronics Ltd.	46,233	243,522
Flat Glass Group Co. Ltd., Class A	59,600	169,018
GalaxyCore Inc., NVS	61,089	138,873
GigaDevice Semiconductor Inc., Class A	26,857	233,445
Hangzhou Chang Chuan Technology Co. Ltd.	29,600	98,674
Hangzhou First Applied Material Co. Ltd., Class A	72,010	227,807
Hangzhou Lion Microelectronics Co. Ltd.	29,600	84,172
Hangzhou Silan Microelectronics Co. Ltd., Class A	64,500	162,973
Hoyuan Green Energy Co. Ltd., Class A	14,865	51,079
Hwatsing Technology Co. Ltd., NVS	6,200	127,552
Hygon Information Technology Co. Ltd., NVS	71,040	651,846
Ingenic Semiconductor Co. Ltd., Class A	17,400	115,061
JA Solar Technology Co. Ltd., Class A	118,480	281,712
JCET Group Co. Ltd., Class A	59,200	184,653
Jiangsu Pacific Quartz Co. Ltd., NVS	15,300	152,274
Jinko Solar Co. Ltd.	236,984	261,286
LONGi Green Energy Technology Co. Ltd., Class A	281,246	757,149
Montage Technology Co. Ltd., Class A	45,164	282,528
National Silicon Industry Group Co. Ltd., Class A	89,200	175,833
NAURA Technology Group Co. Ltd., Class A	19,000	600,183
Piotech Inc., NVS	7,026	158,840
Risen Energy Co. Ltd.	31,100	63,696
Rockchip Electronics Co. Ltd.	15,400	99,078
Sanan Optoelectronics Co. Ltd., Class A	177,600	271,674
SG Micro Corp., Class A	19,695	170,260
Shanghai Aiko Solar Energy Co. Ltd.	65,600	126,290
Shanghai Fudan Microelectronics Group Co. Ltd.	22,854	86,314
Shenzhen Goodix Technology Co. Ltd., Class A	15,200	110,945
Shenzhen SC New Energy Technology Corp., Class A	14,800	116,447
StarPower Semiconductor Ltd., Class A	7,100	125,624
Suzhou Maxwell Technologies Co. Ltd., Class A	11,356	162,144
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	143,323	245,166
Tianshui Huatian Technology Co. Ltd., Class A	104,100	94,295
TongFu Microelectronics Co. Ltd., Class A	46,400	118,615

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Tongwei Co. Ltd., Class A	165,893	$537,706
Trina Solar Co. Ltd.	91,789	295,523
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	33,079	240,509
Verisilicon Microelectronics Shanghai Co. Ltd.	20,754	99,999
Will Semiconductor Co. Ltd. Shanghai, Class A	44,455	534,120
Wuxi Autowell Technology Co. Ltd.	9,261	92,274
Xinjiang Daqo New Energy Co. Ltd.	73,662	268,408
Yangzhou Yangjie Electronic Technology Co. Ltd.	15,000	68,478
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	44,401	202,063

		10,283,013

Software — 1.7%
360 Security Technology Inc., Class A	268,000	253,839
Beijing E-Hualu Information Technology Co. Ltd., Class A	30,000	91,027
Beijing Kingsoft Office Software Inc., Class A	16,940	502,920
Beijing Shiji Information Technology Co. Ltd., Class A	80,995	79,989
China National Software & Service Co. Ltd., Class A	29,620	109,353
Empyrean Technology Co. Ltd., NVS	15,200	164,208
Hundsun Technologies Inc., Class A	74,782	218,577
Iflytek Co. Ltd., Class A	88,850	472,078
NavInfo Co. Ltd., Class A	74,000	66,767
Qi An Xin Technology Group Inc.	32,613	134,673
Sangfor Technologies Inc., Class A(a)	16,100	122,184
Shanghai Baosight Software Co. Ltd., Class A	62,588	356,813
Thunder Software Technology Co. Ltd., Class A	20,600	143,653
Yonyou Network Technology Co. Ltd., Class A	119,249	185,440

		2,901,521

Specialty Retail — 0.6%
China Tourism Group Duty Free Corp. Ltd., Class A	70,641	785,401
HLA Group Corp. Ltd., Class A	167,200	178,766
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	148,306	128,648

		1,092,815

Technology Hardware, Storage & Peripherals — 0.8%
Anker Innovations Technology Co. Ltd.	14,800	141,107
China Greatwall Technology Group Co. Ltd., Class A	118,900	137,463
GRG Banking Equipment Co. Ltd., Class A	88,800	117,050
IEIT Systems Co. Ltd., Class A	44,460	173,585
Ninestar Corp., Class A	59,210	159,426
Shenzhen Transsion Holdings Co. Ltd., Class A	29,452	559,849
Tsinghua Tongfang Co. Ltd.	118,462	93,602

		1,382,082

Trading Companies & Distributors — 0.3%
Beijing United Information Technology Co. Ltd., Class A	26,294	64,682
COSCO SHIPPING Development Co. Ltd., Class A	415,200	135,728
Shanxi Coal International Energy Group Co. Ltd.	74,100	173,977
Xiamen C & D Inc., Class A	103,600	139,653

		514,040

Transportation Infrastructure — 0.4%
Guangzhou Baiyun International Airport Co. Ltd., Class A	89,800	117,669
Liaoning Port Co. Ltd., Class A	784,400	149,472
Shanghai International Airport Co. Ltd., Class A	44,422	204,812
Shanghai International Port Group Co. Ltd., Class A	268,000	205,773

		677,726

Wireless Telecommunication Services — 0.4%
China United Network Communications Ltd., Class A	1,184,000	744,168

Total Common Stocks — 99.6% (Cost: $169,351,700)		174,640,857

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)	27,905	$—

Total Rights — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.6% (Cost: $169,351,700)		174,640,857

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(b)(c)	100,000	100,000

Total Short-Term Securities — 0.1% (Cost: $100,000)		100,000

Total Investments — 99.7% (Cost: $169,451,700)		174,740,857

Other Assets Less Liabilities — 0.3%		523,805

Net Assets — 100.0%		$175,264,662

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$870,000	$—	$(770,000	)(a)	$—	$—	$100,000	100,000	$39,750	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50	53	02/28/24	$587	$(11,713)

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI China A ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$11,713	$—	$—	$—	$11,713

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(97,692)	$—	$—	$—	$(97,692)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(44,794)	$—	$—	$—	$(44,794)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$617,569

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,822,258	$166,818,599	$—	$174,640,857
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	100,000	—	—	100,000

	$7,922,258	$166,818,599	$—	$174,740,857

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(11,713)	$—	$(11,713)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	iShares China Large-Cap ETF	iShares MSCI China A ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$4,052,405,153	$174,640,857
Investments, at value — affiliated(c)	32,474,925	100,000
Cash	5,982	—
Cash pledged for futures contracts	461,000	42,000
Foreign currency, at value(d)	2,395,086	565,625
Receivables:
Securities lending income — affiliated	9,087	—
Dividends — unaffiliated	—	4,835
Dividends — affiliated	16,588	397
Variation margin on futures contracts	—	4,315

Total assets	4,087,767,821	175,358,029

LIABILITIES
Bank overdraft	—	536
Collateral on securities loaned, at value	25,539,339	—
Payables:
Investment advisory fees	2,597,974	92,831
Variation margin on futures contracts	62,342	—

Total liabilities	28,199,655	93,367

Commitments and contingent liabilities

NET ASSETS	$4,059,568,166	$175,264,662

NET ASSETS CONSIST OF
Paid-in capital	$9,921,545,943	$307,190,168
Accumulated loss	(5,861,977,777)	(131,925,506)

NET ASSETS	$4,059,568,166	$175,264,662

NET ASSET VALUE
Shares outstanding	186,900,000	7,400,000

Net asset value	$21.72	$23.68

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$5,582,678,466	$169,351,700
(b) Securities loaned, at value	$24,318,472	$—
(c) Investments, at cost — affiliated	$32,475,851	$100,000
(d) Foreign currency, at cost	$2,397,897	$568,482

See notes to financial statements.

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	iShares China Large-Cap ETF	iShares MSCI China A ETF

INVESTMENT INCOME
Dividends — unaffiliated	$24,265,091	$947,360
Dividends — affiliated	171,792	39,750
Interest — unaffiliated	87,655	3,040
Securities lending income — affiliated — net	54,213	—
Foreign taxes withheld	(1,551,612)	(94,941)

Total investment income	23,027,139	895,209

EXPENSES
Investment advisory	17,729,121	732,191
Interest expense	1,807	307
Commitment costs	—	1,121

Total expenses	17,730,928	733,619

Less:
Investment advisory fees waived	—	(384,518)

Total expenses after fees waived	17,730,928	349,101

Net investment income	5,296,211	546,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(334,870,107)	(2,312,414)
Investments — affiliated	(5,438)	—
Foreign currency transactions	53,769	4,904
Futures contracts	(3,902,355)	(97,692)
In-kind redemptions — unaffiliated(a)	11,336,267	—

	(327,387,864)	(2,405,202)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,172,926,264)	(58,092,816)
Investments — affiliated	(3,977)	—
Foreign currency translations	(277,362)	(4,778)
Futures contracts	(7,405,488)	(44,794)

	(1,180,613,091)	(58,142,388)

Net realized and unrealized loss	(1,508,000,955)	(60,547,590)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,502,704,744)	$(60,001,482)

(a)	See Note 2 of the Notes to Financial Statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets

		iShares China Large-Cap ETF	iShares MSCI China A ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,296,211	$114,844,150	$546,108	$6,583,068
Net realized loss	(327,387,864)	(741,645,143)	(2,405,202)	(5,521,305)
Net change in unrealized appreciation (depreciation)	(1,180,613,091)	756,263,809	(58,142,388)	(53,014,168)

Net increase (decrease) in net assets resulting from operations	(1,502,704,744)	129,462,816	(60,001,482)	(51,952,405)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(111,252,819)	(137,823,574)	(7,629,430)	(8,340,710)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(19,265,618)	407,457,486	(86,092,434)	(161,024,123)

NET ASSETS
Total increase (decrease) in net assets	(1,633,223,181)	399,096,728	(153,723,346)	(221,317,238)
Beginning of period	5,692,791,347	5,293,694,619	328,988,008	550,305,246

End of period	$4,059,568,166	$5,692,791,347	$175,264,662	$328,988,008

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF

	Six Months Ended 01/31/24		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	07/31/23	07/31/22	07/31/21	07/31/20	07/31/19

Net asset value, beginning of period	$30.39		$30.37	$40.36	$41.57	$41.63	$43.14

Net investment income(a)	0.03		0.62	0.75	0.88	0.89	1.07

Net realized and unrealized gain (loss)(b)		(8.09)	0.15	(10.16)	(1.26)	0.17	(1.73)

Net increase (decrease) from investment operations		(8.06)	0.77	(9.41)	(0.38)	1.06	(0.66)

Distributions from net investment income(c)		(0.61)	(0.75)	(0.58)	(0.83)	(1.12)	(0.85)

Net asset value, end of period	$21.72		$30.39	$30.37	$40.36	$41.57	$41.63

Total Return(d)
Based on net asset value	(26.63	)%(e)	2.71%	(23.54)%	(1.13)%	2.59%	(1.44)%

Ratios to Average Net Assets(f)
Total expenses	0.74	%(g)	0.74%	0.74%	0.74%	0.74%	0.74%

Net investment income	0.22	%(g)	2.19%	2.12%	1.90%	2.18%	2.55%

Supplemental Data
Net assets, end of period (000)	$4,059,568		$5,692,791	$5,293,695	$4,812,487	$3,429,710	$5,039,411

Portfolio turnover rate(h)		9%	23%	29%	62%	18%	14%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China A ETF

	Six Months Ended 01/31/24		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	(unaudited	)	07/31/23		07/31/22	07/31/21		07/31/20		07/31/19

Net asset value, beginning of period	$31.18		$35.39		$41.70	$36.39		$28.68		$27.06

Net investment income(a)	0.06		0.54		0.46	0.52		0.59		0.84
Net realized and unrealized gain (loss)(b)		(6.53)	(3.92)		(6.29)	5.22		7.47		1.67

Net increase (decrease) from investment operations		(6.47)	(3.38)		(5.83)	5.74		8.06		2.51

Distributions(c)

From net investment income		(1.03)	(0.83)		(0.48)	(0.43)		(0.35)		(0.19)

From net realized gain	—		—		—	—		—		(0.70)

Total distributions		(1.03)	(0.83)		(0.48)	(0.43)		(0.35)		(0.89)

Net asset value, end of period	$23.68		$31.18		$35.39	$41.70		$36.39		$28.68

Total Return(d)
Based on net asset value	(20.89	)%(e)	(9.55)%		(14.18)%	15.79%		28.40%		9.97%

Ratios to Average Net Assets(f)

Total expenses	0.60	%(g)	0.60%		0.60%	0.60%		0.63%		0.65%

Total expenses after fees waived	0.29	%(g)	0.24%		0.24%	0.24%		0.24%		0.24%

Net investment income	0.45	%(g)	1.70%		1.15%	1.24%		1.98%		3.10%

Supplemental Data

Net assets, end of period (000)	$175,265		$328,988		$550,305	$627,526		$484,005		$141,989

Portfolio turnover rate(h)	5	%(i)	26	%(i)	64%	38	%(i)	31	%(i)	44	%(i)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(i) Portfolio turnover rate excluding cash creations was as follows:		5%	13%		—	24%		28%		22%

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

China Large-Cap	Non-diversified

MSCI China A	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

China Large-Cap
HSBC Bank PLC	$242,611	$(242,611)	$—		$—
Morgan Stanley	24,075,861	(24,075,861)	—		—

	$24,318,472	$(24,318,472)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fees

First $6 billion	0.74%

Over $6 billion, up to and including $9 billion	0.67

Over $9 billion, up to and including $12 billion	0.60

Over $12 billion	0.54

For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.60%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA had elected to implement a voluntary fee waiver in order to limit the iShares MSCI China A ETF’s total annual operating expenses after fee waiver to 0.24%. This voluntary fee waiver for the Fund was discontinued on December 31, 2023. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended January 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

MSCI China A	$384,518

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

China Large-Cap	$14,292

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

China Large-Cap	$28,954,425	$24,874,290	$(11,753,448)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

China Large-Cap	$528,592,711	$439,927,049

MSCI China A	12,915,170	105,548,117

For the six months ended January 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

China Large-Cap	$—	$104,975,899

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

China Large-Cap	$ (3,429,917,973)

MSCI China A	(113,808,609)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

China Large-Cap	$6,186,851,480	$159,355,655	$(2,261,598,343)	$(2,102,242,688)

MSCI China A	190,563,577	34,810,901	(50,645,334)	(15,834,433)

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares MSCI China A ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2024, the Fund did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/24		Year Ended 07/31/23

iShares ETF	Shares	Amount	Shares	Amount

China Large-Cap

Shares sold	3,900,000	$87,353,084	21,300,000	$633,923,422

Shares redeemed	(4,350,000)	(106,618,702)	(8,250,000)	(226,465,936)

	(450,000)	$(19,265,618)	13,050,000	$407,457,486

MSCI China A

Shares sold	—	$301,917	1,650,000	$54,145,546

Shares redeemed	(3,150,000)	(86,394,351)	(6,650,000)	(215,169,669)

	(3,150,000)	$(86,092,434)	(5,000,000)	$(161,024,123)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares China Large-Cap ETF and iShares MSCI China A ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	31

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	33

Glossary of Terms Used in this Report

Portfolio Abbreviation

JSC	Joint Stock Company

NVS	Non-Voting Shares

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-708-0124

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Global Equity Factor ETF | GLOF | NYSE Arca

•  iShares International Equity Factor ETF | INTF | NYSE Arca

•  iShares International Small-Cap Equity Factor ETF | ISCF | NYSE Arca

•  iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of January 31, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2024	iShares® Global Equity Factor ETF

Investment Objective

The iShares Global Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the STOXX Global Equity Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	6.24%	15.99%	8.62%	7.10%	15.99%	51.17%	82.35%
Fund Market	6.82	16.48	8.68	7.12	16.48	51.64	82.80
Index	6.72	16.60	8.85	7.33	16.60	52.82	85.74

The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,062.40	$ 1.04		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Information Technology	25.5%
Financials	16.4
Consumer Discretionary	12.7
Health Care	11.4
Industrials	7.9
Communication Services	6.7
Consumer Staples	6.4
Materials	4.0
Energy	3.9
Utilities	3.2
Real Estate	1.9

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	59.2%
Japan	7.0
France	3.0
United Kingdom	2.9
Canada	2.9
China	2.9
South Korea	2.1
Australia	2.1
India	1.8
Taiwan	1.7

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Fund Summary as of January 31, 2024	iShares® International Equity Factor ETF

Investment Objective

The iShares International Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the STOXX International Equity Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.31%	9.49%	5.36%	4.43%	9.49%	29.81%	46.24%
Fund Market	3.63	9.66	5.42	4.46	9.66	30.19	46.64
Index	4.14	10.83	5.59	4.61	10.83	31.23	48.44

The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,033.10	$ 0.82		$ 1,000.00	$ 1,024.30	$ 0.81		0.16%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	21.2%
Industrials	14.8
Consumer Discretionary	12.8
Health Care	9.8
Information Technology	8.8
Consumer Staples	8.2
Materials	7.3
Communication Services	5.3
Energy	5.0
Utilities	3.7
Real Estate	3.1

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	24.2%
United Kingdom	11.8
France	10.3
Switzerland	8.3
Australia	7.7
Canada	6.6
Germany	5.6
Netherlands	5.2
Denmark	4.0
Italy	3.2

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2024	iShares® International Small-Cap Equity Factor ETF

Investment Objective

The iShares International Small-Cap Equity ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the STOXX International Small-Cap Equity Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.13%	2.15%	5.56%	5.53%	2.15%	31.09%	60.28%
Fund Market	0.14	2.00	5.58	5.53	2.00	31.19	60.34
Index	0.95	3.67	6.02	5.89	3.67	33.97	64.99

The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,001.30	$ 1.16		$ 1,000.00	$ 1,024.00	$ 1.17		0.23%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	19.1%
Consumer Discretionary	14.3
Financials	13.7
Information Technology	12.5
Materials	10.2
Real Estate	9.3
Health Care	4.8
Consumer Staples	4.6
Energy	4.3
Communication Services	4.3
Utilities	2.9

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	24.5%
United Kingdom	14.4
Canada	10.3
Australia	7.4
Switzerland	6.7
Germany	5.5
France	5.4
Sweden	3.7
Netherlands	3.3
Italy	3.0

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® MSCI EAFE Min Vol Factor ETF

Investment Objective

The iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.43%	6.53%	2.62%	4.47%	6.53%	13.80%	54.82%
Fund Market	1.15	6.41	2.57	4.50	6.41	13.50	55.25
Index	2.17	7.61	2.72	4.55	7.61	14.35	56.09

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,014.30	$ 1.01		$ 1,000.00	$ 1,024.10	$ 1.02		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Health Care	17.0%
Financials	16.4
Industrials	16.1
Consumer Staples	14.3
Communication Services	9.2
Utilities	8.3
Consumer Discretionary	7.2
Information Technology	4.6
Energy	2.8
Materials	2.6
Real Estate	1.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	27.8%
Switzerland	14.4
United Kingdom	10.3
France	6.9
Hong Kong	6.7
Netherlands	4.6
Germany	4.4
Singapore	4.1
Spain	3.9
Australia	3.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) January 31, 2024	iShares® Global Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
AGL Energy Ltd.	9,880	$55,802
ALS Ltd.	8,190	67,289
Aurizon Holdings Ltd.	63,963	157,671
Bendigo & Adelaide Bank Ltd.	14,310	91,426
BHP Group Ltd.	11,956	365,782
BlueScope Steel Ltd.	1,987	30,338
Fortescue Ltd.	24,347	470,548
Goodman Group	3,103	51,507
JB Hi-Fi Ltd.	3,984	148,215
Lottery Corp. Ltd. (The)	9,750	32,003
Macquarie Group Ltd.	1,072	132,273
Mineral Resources Ltd.	1,365	52,646
Mirvac Group	10,239	14,390
Rio Tinto Ltd.	4,275	367,852
South32 Ltd.	71,897	155,673
Stockland	61,146	180,571
Whitehaven Coal Ltd.	30,810	168,430
Woolworths Group Ltd.	1,303	30,601
Yancoal Australia Ltd., NVS	17,876	69,736

		2,642,753

Austria — 0.4%
OMV AG	5,049	224,738
Raiffeisen Bank International AG	4,745	98,930
Telekom Austria AG, Class A	2,146	18,693
Verbund AG	435	35,373
Wienerberger AG	3,947	133,756

		511,490

Belgium — 0.3%
Ageas SA/NV	4,875	209,489
D’ieteren Group	585	118,177
Shurgard Self Storage Ltd.	715	33,163

		360,829

Brazil — 0.4%
B3 SA - Brasil, Bolsa, Balcao	7,020	18,547
Cia. Siderurgica Nacional SA	7,345	26,285
CPFL Energia SA	6,682	48,904
CSN Mineracao SA	21,256	29,174
JBS SA	28,405	134,331
Petroleo Brasileiro SA	6,714	57,133
Suzano SA	12,155	126,643
Telefonica Brasil SA	1,300	13,477
Tim SA	29,240	102,338

		556,832

Canada — 2.9%
ARC Resources Ltd.	11,830	183,726
Bank of Montreal	1,848	174,072
Canadian Tire Corp. Ltd., Class A, NVS	1,719	182,710
Canadian Utilities Ltd., Class A, NVS	1,690	38,515
CGI Inc.(a)	715	80,070
Constellation Software Inc./Canada	24	66,332
Element Fleet Management Corp.	5,525	93,203
George Weston Ltd.	188	23,954
Gildan Activewear Inc.	1,693	55,911
Hydro One Ltd.(b)	10,790	320,221
Imperial Oil Ltd.	845	48,741
Loblaw Companies Ltd.	4,745	474,165
Magna International Inc.	902	51,264
Manulife Financial Corp.	12,056	266,506
Nutrien Ltd.	3,578	178,414

Security	Shares	Value

Canada (continued)
Royal Bank of Canada	4,420	$431,365
Teck Resources Ltd., Class B	715	28,617
Thomson Reuters Corp.	3,016	447,784
Toronto-Dominion Bank (The)	5,039	306,099
West Fraser Timber Co. Ltd.	1,755	139,557

		3,591,226

Chile — 0.1%
Cencosud SA	24,765	43,098
Colbun SA	108,355	15,378
Empresas CMPC SA	36,660	59,733

		118,209

China — 2.9%
Agricultural Bank of China Ltd., Class A	240,500	130,146
Akeso Inc.(a)(b)	14,000	71,088
Bank of China Ltd., Class A	221,000	132,867
Bank of Communications Co. Ltd., Class H	65,000	38,454
China CITIC Bank Corp. Ltd., Class A	26,800	23,374
China Coal Energy Co. Ltd., Class H	65,000	71,382
China Construction Bank Corp., Class H	520,000	308,809
China Medical System Holdings Ltd.	65,000	92,887
China Petroleum & Chemical Corp., Class A	84,500	70,149
China Petroleum & Chemical Corp., Class H	520,000	270,506
China Renewable Energy Investment Ltd.(c)	659	—
China Resources Pharmaceutical Group Ltd.(b)	65,000	39,632
China Shenhua Energy Co. Ltd., Class A	26,000	134,631
China United Network Communications Ltd., Class A	68,400	42,991
CNPC Capital Co. Ltd., NVS	13,000	11,135
COSCO Shipping Holdings Co. Ltd., Class A	71,700	99,230
Daqo New Energy Corp., ADR(a)	845	15,252
Giant Biogene Holding Co. Ltd.(b)(d)	13,000	52,653
Greentown China Holdings Ltd.	32,500	24,484
Industrial & Commercial Bank of China Ltd., Class A	253,500	182,336
Kingboard Holdings Ltd.	21,000	37,378
Kingboard Laminates Holdings Ltd.(d)	32,500	19,533
Kunlun Energy Co. Ltd.	130,000	116,467
Lenovo Group Ltd.	36,000	37,694
Meituan, Class B(a)(b)	6,500	52,281
Nongfu Spring Co. Ltd., Class H(b)	39,000	211,659
Orient Overseas International Ltd.	2,000	29,856
PDD Holdings Inc., ADR(a)	2,600	329,862
PetroChina Co. Ltd., Class A	78,000	90,744
PetroChina Co. Ltd., Class H	260,000	188,075
Postal Savings Bank of China Co. Ltd., Class H(b)	195,000	93,777
Qifu Technology Inc.	4,420	63,427
Shaanxi Coal Industry Co. Ltd., Class A	19,500	65,711
Sinotrans Ltd., Class H	65,000	27,116
Sinotruk Hong Kong Ltd.	32,500	73,814
TAL Education Group, ADR(a)	4,940	52,562
Want Want China Holdings Ltd.	130,000	71,668
Yadea Group Holdings Ltd.(b)	44,000	60,328
Yankuang Energy Group Co. Ltd., Class H	66,000	135,596

		3,569,554

Colombia — 0.0%
Bancolombia SA	1,820	15,312

Denmark — 1.2%
Carlsberg A/S, Class B	715	91,997
Coloplast A/S, Class B	97	11,182
Novo Nordisk A/S	9,360	1,069,889
Pandora A/S	2,275	332,416

		1,505,484

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Global Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland — 0.5%
Kesko OYJ, Class B	3,510	$68,549
Nordea Bank Abp	27,712	341,478
Orion OYJ, Class B	3,705	170,570
Stora Enso OYJ, Class R	1,235	15,715

		596,312

France — 3.0%
BNP Paribas SA	5,200	349,358
Bollore SE	16,965	112,054
Bouygues SA	2,470	90,483
Carrefour SA	9,555	163,126
Christian Dior SE, NVS	130	102,984
Credit Agricole SA	36,725	526,080
Eiffage SA	2,015	210,830
Engie SA	6,370	101,745
L’Oreal SA	195	93,318
LVMH Moet Hennessy Louis Vuitton SE	390	324,503
Orange SA	9,295	110,535
Publicis Groupe SA	6,500	651,258
Sanofi SA	1,560	156,227
Schneider Electric SE	455	89,385
Societe Generale SA	3,965	101,920
TotalEnergies SE	4,715	305,888
Unibail-Rodamco-Westfield, New(a)	3,575	255,987

		3,745,681

Germany — 1.0%
Bayerische Motoren Werke AG	1,820	189,377
BioNTech SE, ADR(a)	1,082	102,833
Commerzbank AG	15,340	176,158
Deutsche Boerse AG	195	38,832
Deutsche Post AG, Registered	1,755	84,054
Deutsche Telekom AG, Registered	3,627	89,035
E.ON SE	8,255	111,684
Hapag-Lloyd AG(b)(d)	195	29,200
Mercedes-Benz Group AG	4,225	285,242
Volkswagen AG	585	82,591

		1,189,006

Greece — 0.1%
FF Group(c)	165	—
Hellenic Telecommunications Organization SA	6,600	91,640
National Bank of Greece SA(a)	2,841	21,600
Piraeus Financial Holdings SA(a)	10,836	43,883

		157,123

Hong Kong — 0.1%
HK Electric Investments & HK Electric Investments Ltd., Class SS	65,000	40,316
SITC International Holdings Co. Ltd.	20,000	30,347
Swire Properties Ltd.	39,000	72,882
WH Group Ltd.(b)	32,500	19,175

		162,720

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	10,544	86,414

India — 1.8%
ABB India Ltd.	650	36,608
AIA Engineering Ltd.	865	42,725
Bharat Electronics Ltd.	37,050	82,983
Coal India Ltd.	43,485	212,918
Hindustan Aeronautics Ltd., NVS	6,435	232,866
Indian Oil Corp. Ltd.	19,370	34,302
Indian Railway Finance Corp. Ltd.(b)	62,991	132,833
Mazagon Dock Shipbuilders Ltd.	1,003	27,670

Security	Shares	Value

India (continued)
NHPC Ltd., NVS	127,530	$139,793
Oil & Natural Gas Corp. Ltd.	21,190	64,369
Oil India Ltd.	10,922	56,088
Power Finance Corp. Ltd.	50,700	270,718
Power Grid Corp. of India Ltd.	101,607	317,354
REC Ltd.	45,825	275,278
Tata Consultancy Services Ltd.	2,470	113,450
Tube Investments of India Ltd.	2,015	94,715
Wipro Ltd.	7,345	42,009
WNS Holdings Ltd.(a)	845	58,601

		2,235,280

Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	513,500	77,860
Bukit Asam Tbk PT	130,000	21,502
Indo Tambangraya Megah Tbk PT	19,500	33,410
Perusahaan Gas Negara Tbk PT	273,000	20,126
Sumber Alfaria Trijaya Tbk PT	494,000	82,910
United Tractors Tbk PT	26,000	37,768

		273,576

Ireland — 0.2%
AIB Group PLC	56,810	249,534
Smurfit Kappa Group PLC	1,560	58,133

		307,667

Israel — 0.4%
Bank Leumi Le-Israel BM	23,677	179,831
Bezeq The Israeli Telecommunication Corp. Ltd.	89,310	118,136
Check Point Software Technologies Ltd.(a)	455	72,313
Harel Insurance Investments & Financial Services Ltd.	4,355	36,124
Israel Corp.Ltd.(a)	130	29,793
Israel Discount Bank Ltd., Class A	10,530	51,080
Phoenix Holdings Ltd. (The)	6,480	65,905

		553,182

Italy — 0.9%
Enel SpA	16,911	115,390
Poste Italiane SpA(b)	10,725	116,298
Prysmian SpA	1,365	60,074
Snam SpA	42,445	207,299
Stellantis NV	17,355	382,272
Terna - Rete Elettrica Nazionale	14,547	122,661
UniCredit SpA	4,030	118,047

		1,122,041

Japan — 7.0%
Advantest Corp.	3,200	127,353
Amada Co. Ltd.	6,500	70,146
Asics Corp.	6,500	197,510
Bandai Namco Holdings Inc.	4,400	95,271
BayCurrent Consulting Inc.	3,100	72,072
Capcom Co. Ltd.	6,500	247,902
Chubu Electric Power Co. Inc.	6,500	84,323
Dai-ichi Life Holdings Inc.	6,500	142,563
Daiichi Sankyo Co. Ltd.	6,500	194,604
Disco Corp.	300	80,952
Ebara Corp.	3,100	194,144
Fuji Electric Co. Ltd.	1,500	75,120
Hitachi Ltd.	1,000	78,550
Horiba Ltd.	1,500	120,351
Hoya Corp.	1,700	215,949
Internet Initiative Japan Inc.	6,500	126,044
Isetan Mitsukoshi Holdings Ltd.	13,000	152,000
ITOCHU Corp.	10,800	490,148
Japan Post Bank Co. Ltd.	6,500	67,599

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Global Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Post Insurance Co. Ltd.	6,500	$121,692
Japan Real Estate Investment Corp.	41	157,175
Kamigumi Co. Ltd.	6,500	149,538
Lawson Inc.	1,800	103,029
Mazda Motor Corp.	6,500	78,802
Mitsubishi Heavy Industries Ltd.	1,800	120,066
Mitsubishi UFJ Financial Group Inc.	26,000	243,530
Mizuho Financial Group Inc.	13,000	236,100
Nintendo Co. Ltd.	4,900	273,767
Nippon Building Fund Inc.	44	178,029
Nippon Express Holdings Inc.	3,600	214,277
Nippon Telegraph & Telephone Corp.	266,500	334,659
Nissan Motor Co. Ltd.	32,500	127,589
Nomura Real Estate Holdings Inc.	6,500	177,877
Nomura Research Institute Ltd.	6,500	198,793
ORIX Corp.	13,000	251,020
Osaka Gas Co. Ltd.	6,500	136,870
Persol Holdings Co. Ltd.	52,000	82,665
Recruit Holdings Co. Ltd.	3,000	118,496
Sanrio Co. Ltd.	2,500	104,393
Sanwa Holdings Corp.	6,500	99,347
SBI Holdings Inc.	6,500	159,677
SCREEN Holdings Co. Ltd.	900	88,253
Sekisui House REIT Inc.	130	69,146
Socionext Inc.	6,700	153,551
Sony Group Corp.	1,700	166,716
Sumitomo Mitsui Financial Group Inc.	1,500	78,020
TIS Inc.	6,500	144,572
Tokyo Electron Ltd.	1,400	259,801
Tokyo Gas Co. Ltd.	13,000	298,634
Tokyo Tatemono Co. Ltd.	6,500	100,178
TOPPAN Holdings Inc.	6,500	179,169
Toyota Motor Corp.	13,000	259,582
Yakult Honsha Co. Ltd.	3,600	78,630
Yamato Kogyo Co. Ltd.	1,700	94,101
Zensho Holdings Co. Ltd.	4,600	225,256

		8,695,601

Malaysia — 0.2%
Petronas Gas Bhd	6,500	24,378
YTL Corp. Bhd	200,600	98,899
YTL Power International Bhd	86,700	75,044

		198,321

Mexico — 0.3%
Banco del Bajio SA(b)	32,500	123,644
Coca-Cola Femsa SAB de CV	13,000	123,765
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,500	101,193
Grupo Comercial Chedraui SA de CV	6,580	44,477

		393,079

Netherlands — 1.3%
Adyen NV(a)(b)	130	163,044
ASM International NV	132	73,159
ASML Holding NV	520	451,146
ING Groep NV	1,430	20,318
Koninklijke Ahold Delhaize NV	17,160	482,593
NEPI Rockcastle NV	16,055	108,117
NN Group NV	4,940	202,482
Randstad NV	1,430	81,310

		1,582,169

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	3,510	50,695
Fletcher Building Ltd.	16,705	46,154

Security	Shares	Value

New Zealand (continued)
Meridian Energy Ltd.	16,770	$56,813

		153,662

Norway — 0.4%
DNB Bank ASA	6,175	120,040
Hafnia Ltd.	4,940	35,923
Kongsberg Gruppen ASA	1,885	96,066
Orkla ASA	19,045	149,182
Var Energi ASA	15,665	45,439

		446,650

Philippines — 0.1%
Bank of the Philippine Islands	2,600	5,095
Manila Electric Co.	7,150	46,007
Semirara Mining & Power Corp., Class A	52,000	28,635

		79,737

Poland — 0.3%
Budimex SA	402	68,871
LPP SA	42	163,316
Orange Polska SA	26,000	55,535
PGE Polska Grupa Energetyczna SA(a)	34,060	71,722

		359,444

Portugal — 0.0%
Jeronimo Martins SGPS SA	1,105	25,131

Qatar — 0.2%
Industries Qatar QSC	25,935	85,179
Mesaieed Petrochemical Holding Co.	173,940	80,159
Ooredoo QPSC	27,190	79,806

		245,144

Russia — 0.0%
Alrosa PJSC(c)	59,760	7
PhosAgro PJSC(c)	1,025	—
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(c)	20	—
United Co. RUSAL International PJSC(a)(c)	70,560	8

		15

Saudi Arabia — 0.5%
Elm Co.	975	234,043
Nahdi Medical Co.	1,690	63,373
Riyadh Cables Group Co.	1,923	54,021
SABIC Agri-Nutrients Co.	5,135	175,082
Saudi Electricity Co.	17,265	87,118

		613,637

Singapore — 0.4%
CapitaLand Ascendas REIT	13,000	28,174
Jardine Cycle & Carriage Ltd.	2,200	42,451
Sea Ltd., ADR(a)	390	14,875
Sembcorp Industries Ltd.	32,500	136,776
STMicroelectronics NV , New(d)	2,730	119,865
Wilmar International Ltd.	26,000	63,666
Yangzijiang Shipbuilding Holdings Ltd.	110,500	137,950

		543,757

South Africa — 0.3%
African Rainbow Minerals Ltd.	4,355	43,144
Anglo American Platinum Ltd.	2,080	88,059
Exxaro Resources Ltd.	8,580	85,479
Impala Platinum Holdings Ltd.	18,135	70,394
MTN Group Ltd.	12,285	62,690

		349,766

South Korea — 2.1%
DB HiTek Co. Ltd.(a)	1,561	57,870

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Global Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
DB Insurance Co. Ltd.(a)	1,755	$115,770
Doosan Bobcat Inc.	2,210	84,166
F&F Co. Ltd./New(a)	455	24,163
Hana Financial Group Inc.	8,060	288,205
Hanwha Aerospace Co. Ltd.(a)	1,170	120,830
Hyundai Marine & Fire Insurance Co. Ltd.(a)	1,950	49,526
Hyundai Rotem Co. Ltd.(a)	2,665	56,200
KB Financial Group Inc.	5,200	220,676
KCC Corp.	130	23,944
Kia Corp.(a)	3,510	269,607
Kumho Petrochemical Co. Ltd.(a)	780	72,734
LG Innotek Co. Ltd.	520	74,166
LG Uplus Corp.	5,850	44,789
LS Corp.(a)	536	36,463
Meritz Financial Group Inc.(a)	2,154	110,587
POSCO Holdings Inc.	130	41,246
Samsung Biologics Co. Ltd.(a)(b)	195	122,747
Samsung Electronics Co. Ltd.	2,990	162,467
Samsung Engineering Co. Ltd.(a)	2,340	39,030
Samsung Fire & Marine Insurance Co. Ltd.(a)	1,495	295,830
SD Biosensor Inc.(a)	1,675	13,033
Seegene Inc.	2,551	48,284
Shinhan Financial Group Co. Ltd.	3,770	115,513
Woori Financial Group Inc.	16,900	175,225

		2,663,071

Spain — 0.6%
Acciona SA	888	114,867
Banco Bilbao Vizcaya Argentaria SA	21,710	203,193
Corp. ACCIONA Energias Renovables SA	2,015	52,360
Endesa SA	6,241	123,647
Iberdrola SA	3,256	39,205
Iberdrola SA, NVS	54	655
Repsol SA	16,055	237,105
Telefonica SA	7,440	30,272

		801,304

Sweden — 0.8%
Axfood AB	3,835	97,030
Epiroc AB, Class B	5,460	85,132
H & M Hennes & Mauritz AB, Class B	3,575	50,439
Husqvarna AB, Class B	2,015	15,674
Investor AB, Class B	8,515	200,484
Kindred Group PLC	7,865	92,525
Kinnevik AB, Class B(a)	9,555	102,659
Skandinaviska Enskilda Banken AB, Class A	6,142	87,230
SSAB AB, Class A	8,381	65,203
Swedbank AB, Class A	4,745	96,693
Telefonaktiebolaget LM Ericsson, Class B	18,070	100,171
Volvo AB, Class A	515	12,661

		1,005,901

Switzerland — 1.5%
Alcon Inc.	975	73,393
Cie. Financiere Richemont SA, Class A, Registered	780	115,857
Coca-Cola HBC AG, Class DI	7,446	218,888
Kuehne + Nagel International AG, Registered	325	110,136
Nestle SA, Registered	2,275	259,237
Novartis AG, Registered	3,250	336,095
Roche Holding AG, NVS	1,105	314,612
UBS Group AG, Registered	16,510	494,187

		1,922,405

Taiwan — 1.7%
Chicony Electronics Co. Ltd.	22,000	115,351

Security	Shares	Value

Taiwan (continued)
Gigabyte Technology Co. Ltd.	18,000	$178,120
Global Unichip Corp.	3,000	147,290
King Slide Works Co. Ltd.	2,000	66,418
Lite-On Technology Corp.	33,000	114,283
Novatek Microelectronics Corp.	18,000	293,215
President Chain Store Corp.	12,000	101,176
Realtek SemiConductor Corp.	11,000	164,619
Ruentex Industries Ltd.	65,000	124,548
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	580,536
Uni-President Enterprises Corp.	56,000	129,409
Wiwynn Corp.	1,000	70,501
Yuanta Financial Holding Co. Ltd.	67,040	57,795

		2,143,261

Thailand — 0.1%
PTT Exploration & Production PCL, NVDR	19,500	82,296

Turkey — 0.5%
Akbank TAS	45,045	58,635
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,280	33,772
BIM Birlesik Magazalar AS	6,435	80,695
Ford Otomotiv Sanayi AS	1,560	45,343
KOC Holding AS	39,195	207,006
Tofas Turk Otomobil Fabrikasi AS	5,200	42,182
Turk Traktor ve Ziraat Makineleri AS	585	15,567
Turkcell Iletisim Hizmetleri AS	38,805	87,661
Turkiye Garanti Bankasi AS	19,370	40,539
Yapi ve Kredi Bankasi AS	80,470	57,798

		669,198

United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	31,590	96,328
Abu Dhabi National Oil Co. for Distribution PJSC	23,790	22,994
Dubai Electricity & Water Authority PJSC	97,119	66,368
Fertiglobe PLC	41,082	31,206

		216,896

United Kingdom — 2.9%
3i Group PLC	5,210	163,099
Anglo American PLC	4,541	108,247
AstraZeneca PLC	1,921	254,680
BAE Systems PLC	10,786	160,673
Barratt Developments PLC	8,017	54,638
BP PLC	66,675	389,410
British American Tobacco PLC	1,446	42,633
Burberry Group PLC	11,830	194,863
Centrica PLC	199,355	348,881
Glencore PLC	17,420	92,168
GSK PLC	7,021	138,859
HSBC Holdings PLC	20,500	160,058
JD Sports Fashion PLC	85,699	126,639
Kingfisher PLC	16,836	46,810
Legal & General Group PLC	36,612	117,760
Next PLC	195	20,818
Pearson PLC	8,696	106,681
Rio Tinto PLC	4,485	310,449
Shell PLC	11,516	360,434
Vodafone Group PLC	290,290	246,787
Wise PLC, Class A(a)	12,675	129,284
WPP PLC	4,960	47,966

		3,621,837

United States — 59.1%
Abbott Laboratories	3,071	347,484
AbbVie Inc.	5,395	886,938

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Global Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Accenture PLC, Class A	1,514	$550,914
Adobe Inc.(a)	536	331,130
Aflac Inc.	2,266	191,114
Agilent Technologies Inc.	2,304	299,750
Airbnb Inc.(a)	2,015	290,442
Allstate Corp. (The)	130	20,183
Ally Financial Inc.	10,091	370,138
Alphabet Inc., Class C, NVS(a)	20,867	2,958,941
Amazon.com Inc.(a)	14,365	2,229,448
American Express Co.	939	188,495
American Financial Group Inc./OH	650	78,260
Ameriprise Financial Inc.	1,365	528,023
Amgen Inc.	1,040	326,830
Apple Inc.	26,260	4,842,344
Applied Materials Inc.	2,718	446,567
Arista Networks Inc.(a)	875	226,345
AT&T Inc.	12,415	219,621
Atlassian Corp., NVS(a)	2,787	696,109
AutoZone Inc.(a)	195	538,615
Bank of America Corp.	6,630	225,486
Bank of New York Mellon Corp. (The)	1,820	100,937
Berkshire Hathaway Inc., Class B(a)	585	224,488
Best Buy Co. Inc.	6,199	449,366
Biogen Inc.(a)	200	49,332
BlackRock Inc.(f)	156	120,792
Blackstone Inc., NVS	834	103,791
Booking Holdings Inc.(a)	153	536,643
Bristol-Myers Squibb Co.	6,372	311,400
Broadcom Inc.	1,105	1,303,900
Cadence Design Systems Inc.(a)	2,991	862,784
Capital One Financial Corp.	2,757	373,077
Caterpillar Inc.	161	48,350
CDW Corp./DE	845	191,578
Celanese Corp., Class A	492	71,975
CF Industries Holdings Inc.	1,052	79,437
Chevron Corp.	472	69,587
Cintas Corp.	815	492,725
Cisco Systems Inc.	6,078	304,994
Citigroup Inc.	1,586	89,086
Coca-Cola Co. (The)	3,628	215,830
ConocoPhillips	2,170	242,758
Costco Wholesale Corp.	790	548,955
Crowdstrike Holdings Inc., Class A(a)	1,495	437,287
CSX Corp.	405	14,459
CVS Health Corp.	2,688	199,907
Danaher Corp.	344	82,529
DaVita Inc.(a)	1,822	197,068
Deere & Co.	385	151,528
Dell Technologies Inc., Class C	3,770	312,458
Devon Energy Corp.	2,818	118,412
Discover Financial Services	2,061	217,477
DocuSign Inc., Class A(a)	6,435	392,020
Domino’s Pizza Inc.	65	27,704
Dow Inc.	2,736	146,650
DTE Energy Co.	1,040	109,637
Dynatrace Inc.(a)	3,055	174,135
eBay Inc.	3,250	133,478
Electronic Arts Inc.	325	44,714
Elevance Health Inc.	1,105	545,251
Eli Lilly & Co.	1,560	1,007,152
Emerson Electric Co.	2,145	196,761
Enphase Energy Inc.(a)	432	44,984

Security	Shares	Value

United States (continued)
Estee Lauder Companies Inc. (The), Class A	1,970	$260,020
Etsy Inc.(a)	4,269	284,145
Everest Group Ltd.	390	150,138
Exxon Mobil Corp.	2,069	212,714
Fair Isaac Corp.(a)	585	701,316
Ferguson PLC	2,582	485,055
Fidelity National Financial Inc.	5,963	298,329
Ford Motor Co.	3,754	43,997
Fortinet Inc.(a)	10,096	651,091
Fox Corp., Class A, NVS	6,631	214,181
Gartner Inc.(a)	929	424,962
GE HealthCare Technologies Inc., NVS(a)	2,175	159,558
General Motors Co.	2,402	93,198
Gilead Sciences Inc.	986	77,164
GoDaddy Inc., Class A(a)	209	22,292
Goldman Sachs Group Inc. (The)	304	116,739
Hartford Financial Services Group Inc. (The)	261	22,697
Hershey Co. (The)	1,125	217,732
Hewlett Packard Enterprise Co.	21,986	336,166
Hologic Inc.(a)	4,550	338,702
Home Depot Inc. (The)	2,397	846,045
Howmet Aerospace Inc.	267	15,021
HP Inc.	11,441	328,471
HubSpot Inc.(a)	385	235,235
Humana Inc.	705	266,532
IDEXX Laboratories Inc.(a)	351	180,793
International Business Machines Corp.	586	107,625
Interpublic Group of Companies Inc. (The)	5,142	169,635
Intuit Inc.	1,122	708,352
Johnson & Johnson	5,634	895,243
JPMorgan Chase & Co.	5,593	975,195
Kenvue Inc.	4,680	97,157
Keysight Technologies Inc.(a)	420	64,369
KLA Corp.	702	417,016
Kroger Co. (The)	10,076	464,907
Lam Research Corp.	410	338,320
Lennox International Inc.	952	407,608
Liberty Global Ltd.	849	16,725
Liberty Global Ltd., NVS(a)(d)	7,085	148,360
Liberty Media Corp.-Liberty Formula One, NVS(d)	782	47,772
Lowe’s Companies Inc.	3,576	761,116
LPL Financial Holdings Inc.	585	139,926
Lululemon Athletica Inc.(a)	195	88,495
LyondellBasell Industries NV, Class A	3,057	287,725
Marathon Oil Corp.	8,060	184,171
Marathon Petroleum Corp.	325	53,820
Masco Corp.	3,124	210,214
Mastercard Inc., Class A	1,453	652,731
Match Group Inc.(a)	1,755	67,357
McDonald’s Corp.	2,566	751,120
McKesson Corp.	1,365	682,350
Medtronic PLC	168	14,707
MercadoLibre Inc.(a)	195	333,803
Merck & Co. Inc.	6,235	753,063
Meta Platforms Inc, Class A(a)	2,559	998,368
MetLife Inc.	3,900	270,348
Mettler-Toledo International Inc.(a)	260	311,269
Microsoft Corp.	13,975	5,556,180
Moderna Inc.(a)(d)	2,511	253,737
Molina Healthcare Inc.(a)	1,040	370,698
Mondelez International Inc., Class A	1,107	83,324
Moody’s Corp.	85	33,323

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Global Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Morgan Stanley	2,067	$180,325
Mosaic Co. (The)	758	23,278
Motorola Solutions Inc.	1,848	590,436
MSCI Inc., Class A	753	450,761
Nasdaq Inc.	1,170	67,591
NetApp Inc.	1,742	151,902
News Corp., Class B	4,519	115,551
Nike Inc., Class B	2,076	210,776
Northern Trust Corp.	124	9,875
Nucor Corp.	1,430	267,310
Nvidia Corp.	4,030	2,479,538
NVR Inc.(a)	25	176,882
Omnicom Group Inc	184	16,630
Oracle Corp.	4,619	515,942
O’Reilly Automotive Inc.(a)	266	272,131
PACCAR Inc.	179	17,970
Palo Alto Networks Inc.(a)	1,229	416,029
Parker-Hannifin Corp.	98	45,521
Paychex Inc.	390	47,475
Pentair PLC	1,042	76,243
PepsiCo Inc.	1,984	334,364
Pfizer Inc.	12,092	327,451
Philip Morris International Inc.	2,927	265,918
Principal Financial Group Inc.	1,652	130,673
Procter & Gamble Co. (The)	6,110	960,125
Prologis Inc.	130	16,470
Prudential Financial Inc.	1,040	109,127
Public Storage	910	257,703
PulteGroup Inc.	2,600	271,856
Qorvo Inc.(a)	650	64,831
Qualcomm Inc.	3,944	585,723
Raymond James Financial Inc.	2,523	277,984
Regency Centers Corp.	1,040	65,177
Regions Financial Corp.	3,214	60,005
Rockwell Automation Inc.	390	98,779
S&P Global Inc.	770	345,229
Seagate Technology Holdings PLC	260	22,277
ServiceNow Inc.(a)(d)	503	384,996
Simon Property Group Inc.	766	106,175
Sirius XM Holdings Inc.(d)	35,701	181,718
Starbucks Corp.	1,757	163,454
State Street Corp.	2,676	197,676
Steel Dynamics Inc.	3,055	368,708
Synchrony Financial	13,204	513,239
Synopsys Inc.(a)	598	318,943
Target Corp.	2,860	397,769
Tesla Inc.(a)	2,665	499,128
Texas Instruments Inc.	2,887	462,266
Thermo Fisher Scientific Inc	898	484,004
TJX Companies Inc. (The)	977	92,727
Tractor Supply Co.	213	47,840
Trane Technologies PLC	2,568	647,264
Travelers Cos. Inc. (The)	823	173,949
U.S. Bancorp.	1,170	48,602
Ulta Beauty Inc.(a)	130	65,267
Union Pacific Corp.	646	157,579
United Rentals Inc.	195	121,953
UnitedHealth Group Inc.	2,132	1,091,030
Valero Energy Corp.	260	36,114
Veeva Systems Inc., Class A(a)	130	26,963
Veralto Corp.	7,800	598,182
VeriSign Inc.(a)	195	38,782

Security	Shares	Value

United States (continued)
Verizon Communications Inc.	3,510	$148,649
Vertex Pharmaceuticals Inc.(a)(d)	471	204,122
VICI Properties Inc., Class A	13,325	401,349
Visa Inc., Class A(d)	3,532	965,154
Vistra Corp.	2,470	101,344
Walmart Inc.	3,134	517,893
Waters Corp.(a)	131	41,620
Wells Fargo & Co.	3,287	164,942
Weyerhaeuser Co.	848	27,789
Whirlpool Corp.	1,173	128,467
WW Grainger Inc.	292	261,527
Yum! Brands Inc.	2,275	294,590
Zscaler Inc.(a)	497	117,128

		73,761,755

Total Common Stocks — 99.2% (Cost: $103,881,843)		123,874,728

Preferred Stocks

Brazil — 0.2%

Cia. Energetica de Minas Gerais, Preference Shares, NVS	34,515	80,255
Gerdau SA, Preference Shares, NVS	42,315	179,700

		259,955

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	2,145	92,106

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	4,225	358,711

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	145,100	16

Total Preferred Stocks — 0.6% (Cost: $1,010,411)		710,788

Total Long-Term Investments — 99.8% (Cost: $104,892,254)		124,585,516

Short-Term Securities

Money Market Funds — 2.0%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	2,423,463	2,424,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	80,000	80,000

Total Short-Term Securities — 2.0% (Cost: $2,504,842)		2,504,917

Total Investments — 101.8% (Cost: $107,397,096)		127,090,433

Liabilities in Excess of Other Assets — (1.8)%		(2,300,442)

Net Assets — 100.0%		$124,789,991

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Global Equity Factor ETF

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,228,857	$1,195,736	(a)	$—		$116	$208	$2,424,917	2,423,463	$25,273	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		(20,000	)(a)	—	—	80,000	80,000	3,698		—
BlackRock Inc.	119,694	3,198		(6,464)		(430)	4,794	120,792	156	1,570		—

						$(314)	$5,002	$2,625,709		$30,541		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1	03/15/24	$112	$3,862
MSCI Emerging Markets Index	1	03/15/24	49	(1,188)

				$2,674

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,862	$—	$—	$—	$3,862

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,188	$—	$—	$—	$1,188

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Global Equity Factor ETF

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(792)	$—	$—	$—	$(792)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(14,169)	$—	$—	$—	$(14,169)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$208,632

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$80,639,082	$43,235,631	$15	$123,874,728
Preferred Stocks	259,955	450,817	16	710,788
Short-Term Securities
Money Market Funds	2,504,917	—	—	2,504,917

	$83,403,954	$43,686,448	$31	$127,090,433

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,862	$—	$—	$3,862
Liabilities
Equity Contracts	(1,188)	—	—	(1,188)

	$2,674	$—	$—	2,674

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.6%
ALS Ltd.	93,663	$769,538
ANZ Group Holdings Ltd.	66,443	1,172,346
Aristocrat Leisure Ltd.	37,917	1,093,170
ASX Ltd.	23,544	1,006,561
Aurizon Holdings Ltd.	1,492,840	3,679,897
BHP Group Ltd.	293,135	8,968,175
BlueScope Steel Ltd.	144,044	2,199,308
Brambles Ltd.	276,310	2,634,551
Commonwealth Bank of Australia	32,046	2,443,648
CSL Ltd.	5,436	1,067,508
Fortescue Ltd.	259,673	5,018,635
JB Hi-Fi Ltd.	109,129	4,059,867
Lottery Corp. Ltd. (The)	565,712	1,856,884
Macquarie Group Ltd.	32,349	3,991,524
Metcash Ltd.	761,308	1,805,947
Mineral Resources Ltd.	26,197	1,010,387
New Hope Corp. Ltd.	511,896	1,790,427
Orora Ltd.	606,799	1,102,907
Pro Medicus Ltd.	15,239	1,003,930
Rio Tinto Ltd.	70,279	6,047,322
Sims Ltd.	160,564	1,503,944
Sonic Healthcare Ltd.	4,278	89,197
South32 Ltd.	1,550,450	3,357,060
Stockland	770,382	2,275,023
Telix Pharmaceuticals Ltd.(a)	103,467	771,428
Telstra Corp. Ltd.	1,145,638	3,021,429
Wesfarmers Ltd.	49,411	1,870,549
Whitehaven Coal Ltd.	831,115	4,543,494
Woodside Energy Group Ltd.	5,172	108,179
Woolworths Group Ltd.	101,104	2,374,423
Yancoal Australia Ltd., NVS	495,184	1,931,748

		74,569,006

Austria — 0.9%
ANDRITZ AG	25,133	1,547,249
BAWAG Group AG(b)	15,042	774,461
OMV AG	55,628	2,476,080
Verbund AG	4,280	348,043
Wienerberger AG	97,032	3,288,217

		8,434,050

Belgium — 0.5%
Ageas SA/NV	69,487	2,985,995
D’ieteren Group	6,664	1,346,211
KBC Group NV	12,491	814,808

		5,147,014

Canada — 6.6%
Bank of Montreal	58,803	5,538,928
BCE Inc.	16,844	679,673
Brookfield Asset Management Ltd.	19,264	774,601
Canadian National Railway Co.	3,053	378,727
Canadian Natural Resources Ltd.	47,368	3,031,383
CGI Inc.(a)	52,955	5,930,235
Constellation Software Inc./Canada	1,791	4,950,058
Dollarama Inc.	29,490	2,164,289
Fairfax Financial Holdings Ltd.	813	847,480
Loblaw Companies Ltd.	65,072	6,502,602
Magna International Inc.	13,740	780,894
Manulife Financial Corp.	113,841	2,516,534
National Bank of Canada	1,672	127,883
Nutrien Ltd.	54,943	2,739,692
Royal Bank of Canada	98,799	9,642,173

Security	Shares	Value

Canada (continued)
Sun Life Financial Inc.	4,535	$235,073
Suncor Energy Inc.	54,162	1,793,516
Teck Resources Ltd., Class B	33,970	1,359,609
Thomson Reuters Corp.	51,778	7,687,461
Toronto-Dominion Bank (The)	113,171	6,874,689

		64,555,500

Denmark — 3.9%
AP Moller - Maersk A/S, Class B, NVS	314	578,953
Carlsberg A/S, Class B	22,193	2,855,516
Coloplast A/S, Class B	6,668	768,632
ISS A/S	142,745	2,701,018
Jyske Bank A/S, Registered	4,214	322,778
Novo Nordisk A/S	213,116	24,360,091
Pandora A/S	30,655	4,479,214
Sydbank A/S	53,342	2,367,274

		38,433,476

Finland — 1.4%
Kesko OYJ, Class B	68,764	1,342,934
Kone OYJ, Class B	15,003	742,668
Konecranes OYJ	50,676	2,176,357
Nokia OYJ	78,993	285,577
Nordea Bank Abp	481,241	5,930,040
Orion OYJ, Class B	60,816	2,799,828

		13,277,404

France — 10.3%
Air Liquide SA	1,125	210,525
ArcelorMittal SA	32,383	891,828
AXA SA	3,919	131,542
BNP Paribas SA	47,352	3,181,305
Bollore SE	99,852	659,525
Bouygues SA	79,786	2,922,768
Capgemini SE	7,121	1,583,151
Carrefour SA	124,850	2,131,476
Christian Dior SE, NVS	4,514	3,575,929
Cie. de Saint-Gobain	49,231	3,480,953
Credit Agricole SA	323,809	4,638,516
Danone SA	1,786	118,990
Dassault Systemes SE	42,949	2,226,402
Edenred SE	4,680	279,529
Eiffage SA	23,551	2,464,145
Engie SA	135,449	2,163,455
EssilorLuxottica SA	3,060	599,677
Hermes International SCA	834	1,759,456
Kering SA	4,719	1,938,440
Klepierre SA	11,164	289,043
La Francaise des Jeux SAEM(b)	91,947	3,726,943
Legrand SA	9,556	926,126
L’Oreal SA	16,675	7,979,888
LVMH Moet Hennessy Louis Vuitton SE	13,548	11,272,729
Orange SA	160,691	1,910,925
Pernod Ricard SA	5,224	856,661
Publicis Groupe SA	48,960	4,905,475
Renault SA	10,875	409,549
Rexel SA	63,940	1,702,931
Sanofi SA	61,915	6,200,511
Schneider Electric SE	21,234	4,171,419
SES SA, Class A	31,861	195,484
Societe Generale SA	93,627	2,406,684
Sodexo SA	1,537	173,387
TotalEnergies SE	134,131	8,701,827
Unibail-Rodamco-Westfield, New(a)	100,887	7,223,983

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vinci SA	15,786	$1,994,123
Vivendi SE	55,566	626,204

		100,631,504

Germany — 4.9%
AIXTRON SE	27,064	1,007,274
Allianz SE, Registered	13,792	3,684,891
BASF SE	18,901	903,543
Bayerische Motoren Werke AG	26,388	2,745,753
Commerzbank AG	195,500	2,245,042
Deutsche Bank AG, Registered	27,565	356,077
Deutsche Boerse AG	14,602	2,907,837
Deutsche Post AG, Registered	66,974	3,207,663
Deutsche Telekom AG, Registered	145,074	3,561,249
E.ON SE	79,828	1,080,015
GEA Group AG	43,046	1,723,951
Hannover Rueck SE	483	115,783
Heidelberg Materials AG	1,317	121,618
HelloFresh SE(a)	5,937	78,515
Hugo Boss AG	33,395	2,085,671
Mercedes-Benz Group AG	78,299	5,286,183
Merck KGaA	3,750	615,283
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,010	2,984,290
RWE AG	6,298	232,558
SAP SE	43,001	7,449,776
Siemens AG, Registered	26,338	4,715,130
Wacker Chemie AG	7,589	822,805

		47,930,907

Hong Kong — 1.3%
AIA Group Ltd.	493,400	3,869,448
CK Asset Holdings Ltd.	207,500	936,311
CK Hutchison Holdings Ltd.	180,500	932,250
HKT Trust & HKT Ltd., Class SS	71,000	85,289
Hong Kong Exchanges & Clearing Ltd.	22,100	670,045
Jardine Matheson Holdings Ltd.	50,500	2,027,783
PCCW Ltd.	707,000	365,697
SITC International Holdings Co. Ltd.(c)	76,000	115,318
Swire Properties Ltd.	747,000	1,395,974
WH Group Ltd.(b)	2,734,000	1,613,045
Wharf Real Estate Investment Co. Ltd.	185,000	542,019

		12,553,179

Ireland — 0.6%
AIB Group PLC	1,088,569	4,781,457
Bank of Ireland Group PLC	168,233	1,547,067

		6,328,524

Italy — 3.2%
A2A SpA	1,509,619	2,993,066
Banca Monte dei Paschi di Siena SpA(a)	701,975	2,463,746
Banco BPM SpA	32,448	175,066
BPER Banca	818,445	2,952,018
Brunello Cucinelli SpA	11,215	1,111,820
Enel SpA	305,812	2,086,670
Eni SpA	239,230	3,813,647
Hera SpA	76,970	271,137
Intesa Sanpaolo SpA	447,160	1,377,831
Italgas SpA	251,084	1,431,530
Mediobanca Banca di Credito Finanziario SpA	50,524	669,140
Poste Italiane SpA(b)	81,567	884,484
Prysmian SpA	42,835	1,885,161
Snam SpA	381,746	1,864,426
Stellantis NV	115,845	2,551,677

Security	Shares	Value

Italy (continued)
Terna - Rete Elettrica Nazionale	116,166	$979,517
UniCredit SpA	124,361	3,642,790

		31,153,726

Japan — 24.1%
Advance Residence Investment Corp.	197	433,824
Advantest Corp.	4,600	183,070
Ajinomoto Co. Inc.	31,100	1,277,119
Amada Co. Ltd.	18,700	201,804
Asics Corp.	61,500	1,868,746
Astellas Pharma Inc.	172,200	2,004,834
Bandai Namco Holdings Inc.	33,100	716,699
BayCurrent Consulting Inc.	16,900	392,908
BIPROGY Inc.	59,000	1,727,428
Canon Inc.	25,100	691,433
Capcom Co. Ltd.	79,400	3,028,218
Chubu Electric Power Co. Inc.	94,100	1,220,730
Chugai Pharmaceutical Co. Ltd.	50,400	1,812,899
Dai Nippon Printing Co. Ltd.	39,200	1,134,446
Daicel Corp.	72,300	708,335
Dai-ichi Life Holdings Inc.	101,800	2,232,755
Daiichi Sankyo Co. Ltd.	126,800	3,796,269
Daiwa Securities Group Inc.	18,900	135,454
Dentsu Group Inc.	22,300	591,870
Disco Corp.	8,800	2,374,583
Ebara Corp.	37,600	2,354,779
Fast Retailing Co. Ltd.	10,600	2,829,954
Frontier Real Estate Investment Corp.	495	1,463,159
Fuji Electric Co. Ltd.	11,100	555,888
FUJIFILM Holdings Corp.	23,400	1,483,207
Fujikura Ltd.	273,900	2,251,598
Fujitsu Ltd.	10,500	1,453,350
Fuyo General Lease Co. Ltd.	1,400	125,197
GMO Payment Gateway Inc.	3,300	199,116
Goldwin Inc.	8,200	551,608
Hachijuni Bank Ltd. (The)	346,900	1,890,573
Hirose Electric Co. Ltd.	3,800	442,141
Hitachi Ltd.	49,500	3,888,242
Honda Motor Co. Ltd.	287,300	3,211,457
Hoya Corp.	25,900	3,290,053
Ibiden Co. Ltd.(c)	1,800	90,576
Internet Initiative Japan Inc.	140,000	2,714,798
Isetan Mitsukoshi Holdings Ltd.	100,200	1,171,569
ITOCHU Corp.	108,200	4,910,560
Japan Post Bank Co. Ltd.	209,800	2,181,888
Japan Post Holdings Co. Ltd.	259,200	2,481,239
Japan Post Insurance Co. Ltd.	190,900	3,574,007
Japan Real Estate Investment Corp.	801	3,070,666
Japan Tobacco Inc.	5,700	150,237
Kagome Co. Ltd.	12,900	317,599
Kamigumi Co. Ltd.	105,800	2,434,011
KDDI Corp.	56,400	1,868,816
Keyence Corp.	6,600	2,952,826
Kikkoman Corp.	5,600	344,558
Kirin Holdings Co. Ltd.	12,700	182,549
Koei Tecmo Holdings Co. Ltd.	23,400	291,474
Konami Group Corp.	8,300	510,435
LaSalle Logiport REIT	1,274	1,290,115
Lawson Inc.	36,000	2,060,571
Macnica Holdings Inc.	47,400	2,508,212
Marubeni Corp.	64,900	1,106,977
Maruichi Steel Tube Ltd.	75,200	1,916,062
Mazda Motor Corp.	82,700	1,002,609

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Corp.	89,700	$1,545,974
Mitsubishi Estate Co. Ltd.	77,000	1,066,905
Mitsubishi Gas Chemical Co. Inc.	16,900	275,992
Mitsubishi Heavy Industries Ltd.	38,100	2,541,402
Mitsubishi Logistics Corp.	21,100	651,761
Mitsubishi UFJ Financial Group Inc.	549,900	5,150,664
Mitsui & Co. Ltd.	59,400	2,409,099
Mizuho Financial Group Inc.	244,800	4,445,950
MS&AD Insurance Group Holdings Inc.	91,000	3,757,821
Nihon Kohden Corp.	10,000	304,769
Nintendo Co. Ltd.	110,200	6,156,972
Nippon Accommodations Fund Inc.	319	1,328,039
Nippon Express Holdings Inc.	70,900	4,220,062
Nippon Gas Co. Ltd.	114,600	1,775,228
Nippon Telegraph & Telephone Corp.	6,066,100	7,617,530
Nissan Chemical Corp.	41,100	1,639,183
Nissan Motor Co. Ltd.	373,900	1,467,866
Nissin Foods Holdings Co. Ltd.	32,200	1,041,714
Nitto Denko Corp.	18,000	1,493,241
NOF Corp.	9,300	420,023
Nomura Holdings Inc.	653,200	3,518,230
Nomura Real Estate Holdings Inc.	117,400	3,212,734
Nomura Research Institute Ltd.	104,000	3,180,686
Olympus Corp.	81,300	1,203,538
ORIX Corp.	142,300	2,747,708
Osaka Gas Co. Ltd.	60,800	1,280,257
Panasonic Holdings Corp.	63,000	593,383
Persol Holdings Co. Ltd.	574,400	913,130
Recruit Holdings Co. Ltd.	76,000	3,001,902
Rohto Pharmaceutical Co. Ltd.	22,300	456,294
Sanrio Co. Ltd.	49,700	2,075,332
Sanwa Holdings Corp.	122,800	1,876,897
SBI Holdings Inc.	118,300	2,906,117
SCREEN Holdings Co. Ltd.	24,900	2,441,675
SCSK Corp.	71,200	1,397,984
Sega Sammy Holdings Inc.	59,000	868,338
Seiko Epson Corp.	25,300	369,314
Sekisui House Ltd.	54,800	1,237,066
Sekisui House REIT Inc.	862	458,488
Seven & i Holdings Co. Ltd.	4,700	185,626
Shimadzu Corp.	18,700	517,092
Shimamura Co. Ltd.	10,700	1,173,881
Shin-Etsu Chemical Co. Ltd.	31,300	1,232,036
Shionogi & Co. Ltd.	7,900	379,172
SHO-BOND Holdings Co. Ltd.	46,400	2,066,680
SMC Corp.	200	111,329
Socionext Inc.	101,200	2,319,310
SoftBank Corp.	109,800	1,458,785
Sohgo Security Services Co. Ltd.	399,500	2,180,866
Sompo Holdings Inc.	33,500	1,737,023
Sony Group Corp.	52,600	5,158,393
Sumitomo Heavy Industries Ltd.	8,500	220,528
Sumitomo Mitsui Financial Group Inc.	65,700	3,417,277
Sumitomo Mitsui Trust Holdings Inc.	12,200	250,018
Sumitomo Realty & Development Co. Ltd.	10,700	336,506
T&D Holdings Inc.	6,100	101,008
Takashimaya Co. Ltd.	37,900	527,994
Takeda Pharmaceutical Co. Ltd.	64,100	1,883,930
TIS Inc.	81,500	1,812,710
Toho Gas Co. Ltd.	21,600	433,942
Tokio Marine Holdings Inc.	129,500	3,414,581
Tokyo Electron Ltd.	21,100	3,915,578

Security	Shares	Value

Japan (continued)
Tokyo Gas Co. Ltd.	68,300	$1,568,978
Tokyo Ohka Kogyo Co. Ltd.	52,700	1,203,694
Tokyo Tatemono Co. Ltd.	169,300	2,609,239
TOPPAN Holdings Inc.	46,200	1,273,477
Toyota Motor Corp.	531,100	10,604,906
Trend Micro Inc./Japan(a)(c)	18,600	1,064,094
Ulvac Inc.	9,500	464,963
USS Co. Ltd.	47,700	902,074
Yakult Honsha Co. Ltd.	43,700	954,477
Yamada Holdings Co. Ltd.	100,600	307,291
Yamato Kogyo Co. Ltd.	47,200	2,612,699
Zensho Holdings Co. Ltd.	48,900	2,394,570

		235,500,095

Netherlands — 5.2%
ABN AMRO Bank NV, CVA(b)	128,150	1,886,033
Adyen NV(a)(b)	2,313	2,900,934
Akzo Nobel NV	22,606	1,736,423
ASM International NV	3,869	2,144,330
ASML Holding NV	21,895	18,995,837
ASR Nederland NV	34,994	1,649,144
BE Semiconductor Industries NV	12,391	1,862,098
ING Groep NV	177,244	2,518,365
Koninklijke Ahold Delhaize NV	196,160	5,516,637
Koninklijke KPN NV	224,007	762,014
NN Group NV	60,221	2,468,352
OCI NV	128,620	3,673,900
Qiagen NV, NVS	22,344	969,432
Randstad NV	31,823	1,809,462
Signify NV(b)	50,800	1,523,220
Universal Music Group NV	4,636	136,659

		50,552,840

New Zealand — 0.6%
Contact Energy Ltd.	49,051	241,958
Fisher & Paykel Healthcare Corp. Ltd.	14,815	213,974
Fletcher Building Ltd.	785,100	2,169,113
Mainfreight Ltd.(c)	6,384	279,384
Meridian Energy Ltd.	713,458	2,417,045
Spark New Zealand Ltd.	187,615	609,523

		5,930,997

Norway — 0.9%
DNB Bank ASA	95,213	1,850,913
Equinor ASA	31,117	890,478
Gjensidige Forsikring ASA	7,440	119,668
Kongsberg Gruppen ASA	37,831	1,927,994
Norsk Hydro ASA	155,152	909,269
Orkla ASA	261,617	2,049,279
Telenor ASA	8,497	94,283
Yara International ASA	34,450	1,138,664

		8,980,548

Poland — 0.2%
LPP SA	382	1,485,394

Portugal — 0.1%
Galp Energia SGPS SA	6,494	102,227
Jeronimo Martins SGPS SA	47,068	1,070,482

		1,172,709

Singapore — 1.9%
ComfortDelGro Corp. Ltd.	1,973,800	2,052,918
DBS Group Holdings Ltd.	37,400	885,830
Jardine Cycle & Carriage Ltd.	44,400	856,744
NetLink NBN Trust	2,818,000	1,775,035

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	178,800	$1,710,288
Sembcorp Industries Ltd.	886,200	3,729,562
Singapore Technologies Engineering Ltd.	183,700	509,021
STMicroelectronics NV , New(c)	34,452	1,512,665
United Overseas Bank Ltd.	111,000	2,339,718
Wilmar International Ltd.	704,500	1,725,101
Yangzijiang Shipbuilding Holdings Ltd.(c)	1,332,900	1,664,019

		18,760,901

Spain — 2.2%
Acciona SA	19,001	2,457,869
Banco Bilbao Vizcaya Argentaria SA	384,036	3,594,361
Banco de Sabadell SA	2,104,174	2,731,083
Banco Santander SA	145,198	583,559
Bankinter SA	30,047	185,514
CaixaBank SA	108,247	461,564
Endesa SA	84,803	1,680,113
Iberdrola SA	201,549	2,426,843
Iberdrola SA, NVS	3,455	41,599
Industria de Diseno Textil SA	17,144	733,032
Naturgy Energy Group SA	8,407	226,382
Redeia Corp. SA	6,608	109,958
Repsol SA	291,464	4,304,422
Telefonica SA	393,764	1,602,160

		21,138,459

Sweden — 2.3%
Assa Abloy AB, Class B	14,746	404,420
Axfood AB	93,924	2,376,383
Billerud Aktiebolag	36,602	325,468
Getinge AB, Class B	4,236	90,553
H & M Hennes & Mauritz AB, Class B	154,903	2,185,487
Husqvarna AB, Class B	80,089	623,005
Investor AB, Class B	162,243	3,819,973
Kinnevik AB, Class B(a)	201,633	2,166,348
Sandvik AB	23,640	496,815
Skandinaviska Enskilda Banken AB, Class A	140,475	1,995,045
SSAB AB, Class B	283,957	2,168,994
Svenska Handelsbanken AB, Class A	46,809	504,617
Swedbank AB, Class A	50,635	1,031,839
Telefonaktiebolaget LM Ericsson, Class B	396,908	2,200,250
Telia Co. AB	75,384	194,428
Thule Group AB(b)	6,187	157,429
Volvo AB, Class B	88,819	2,128,576

		22,869,630

Switzerland — 8.3%
ABB Ltd., Registered	47,105	1,993,097
Adecco Group AG, Registered	34,335	1,484,750
Alcon Inc.	31,716	2,387,422
Bucher Industries AG, Registered	6,457	2,734,968
Cie. Financiere Richemont SA, Class A, Registered	33,871	5,031,014
Coca-Cola HBC AG, Class DI	138,948	4,084,619
Julius Baer Group Ltd.	17,228	937,916
Kuehne + Nagel International AG, Registered	11,430	3,873,394
Logitech International SA, Registered	5,313	445,406
Nestle SA, Registered	142,422	16,229,062
Novartis AG, Registered	125,281	12,955,774
PSP Swiss Property AG, Registered	14,560	1,937,893
Roche Holding AG, NVS	33,824	9,630,246
SGS SA	50,305	4,648,475
Sonova Holding AG, Registered	1,468	469,168
Straumann Holding AG	10,750	1,632,940
Swiss Life Holding AG, Registered	181	129,981

Security	Shares	Value

Switzerland (continued)
Swiss Re AG	11,951	$1,368,395
Swisscom AG, Registered	234	139,998
Swissquote Group Holding SA, Registered	3,240	813,152
UBS Group AG, Registered	271,966	8,140,651
Zurich Insurance Group AG	275	139,725

		81,208,046

United Kingdom — 11.8%
3i Group PLC	92,388	2,892,201
Anglo American PLC	90,943	2,167,870
AstraZeneca PLC	63,772	8,454,690
B&M European Value Retail SA	131,665	862,895
BAE Systems PLC	179,913	2,680,068
Balfour Beatty PLC	548,197	2,306,504
Barclays PLC	519,670	965,717
Barratt Developments PLC	85,945	585,743
BP PLC	989,167	5,777,147
British American Tobacco PLC	38,758	1,142,726
Bunzl PLC	9,473	384,981
Burberry Group PLC	111,420	1,835,302
Centrica PLC	1,215,445	2,127,088
Compass Group PLC	2,942	81,034
Computacenter PLC	3,508	128,159
Diageo PLC	109,696	3,961,985
Dowlais Group PLC	1,382,665	1,579,434
Drax Group PLC	99,230	640,340
Glencore PLC	696,337	3,684,290
Grafton Group PLC	142,918	1,760,305
Greggs PLC	59,616	2,008,183
GSK PLC	225,504	4,459,958
Howden Joinery Group PLC	210,159	2,128,255
HSBC Holdings PLC	682,521	5,328,921
IG Group Holdings PLC	31,874	286,424
IMI PLC	90,909	1,928,139
Imperial Brands PLC	81,230	1,949,937
Inchcape PLC	303,159	2,610,426
Indivior PLC, NVS(a)	88,305	1,552,177
Intermediate Capital Group PLC	97,088	2,188,858
International Distributions Services PLC(a)	691,020	2,424,020
Investec PLC	419,243	2,729,488
JD Sports Fashion PLC	650,103	960,666
Kingfisher PLC	613,612	1,706,041
Land Securities Group PLC	29,593	249,490
Legal & General Group PLC	429,330	1,380,915
Lloyds Banking Group PLC	1,078,656	578,219
M&G PLC	143,354	405,314
Man Group PLC/Jersey	1,115,537	3,351,931
Marks & Spencer Group PLC	136,768	427,304
Next PLC	20,857	2,226,621
Pearson PLC	81,218	996,364
QinetiQ Group PLC	268,473	1,212,484
Reckitt Benckiser Group PLC	20,379	1,473,420
Rightmove PLC	195,972	1,386,928
Rio Tinto PLC	61,737	4,273,399
RS GROUP PLC	38,171	378,235
Sage Group PLC (The)	164,556	2,449,897
Serco Group PLC	123,097	268,615
Shell PLC	284,777	8,913,105
Softcat PLC	30,758	563,645
SSP Group PLC(a)	13,109	37,308
Tesco PLC	134,252	486,478
Unilever PLC	54,377	2,645,996
Vodafone Group PLC	2,735,553	2,325,604

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Wise PLC, Class A(a)	99,985	$1,019,837
WPP PLC	196,536	1,900,600

		115,231,681

Total Common Stocks — 98.8% (Cost: $876,894,437)		965,845,590

Preferred Stocks

Germany — 0.7%

Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	66,482	5,644,451
Volkswagen AG, Preference Shares, NVS	9,000	1,157,535

		6,801,986

Total Preferred Stocks — 0.7% (Cost: $8,079,179)		6,801,986

Warrants

Canada — 0.0%

Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50 )(d)	1,793	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.5% (Cost: $884,973,616)		972,647,576

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	5,109,837	$5,112,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	150,000	150,000

Total Short-Term Securities — 0.6% (Cost: $5,262,583)		5,262,903

Total Investments — 100.1% (Cost: $890,236,199)		977,910,479

Liabilities in Excess of Other Assets — (0.1)%		(491,856)

Net Assets — 100.0%		$977,418,623

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$847,379	$4,263,849	(a)	$—	$1,744	$(69)	$5,112,903	5,109,837	$19,348	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	30,000	(a)	—	—	—	150,000	150,000	14,066		—

					$1,744	$(69)	$5,262,903		$33,414		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	7	03/07/24	$1,215	$74,265
Euro STOXX 50 Index	35	03/15/24	1,774	32,594
FTSE 100 Index	10	03/15/24	972	(2,449)
SPI 200 Index	5	03/21/24	632	7,617

				$112,027

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Equity Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$114,476	$—	$—	$—	$114,476

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,449	$—	$—	$—	$2,449

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$257,468	$—	$—	$—	$257,468

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(51,333)	$—	$—	$—	$(51,333)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,672,710

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$85,906,111	$879,939,479	$—	$965,845,590
Preferred Stocks	—	6,801,986	—	6,801,986
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	5,262,903	—	—	5,262,903

	$91,169,014	$886,741,465	$—	$977,910,479

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$114,476	$—	$114,476
Liabilities
Equity Contracts	—	(2,449)	—	(2,449)

	$—	$112,027	$—	112,027

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® International Small-Cap Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
29Metals Ltd.(a)	714,379	$157,266
Abacus Group	181,602	129,227
Accent Group Ltd.	61,218	80,428
Adairs Ltd.(a)	375,345	415,530
Alkane Resources Ltd.	148,257	55,228
Altium Ltd.	37,620	1,208,573
AMP Ltd.	132,012	80,061
APM Human Services International Ltd.	564,471	272,476
ARN Media Ltd., NVS(a)	418,950	273,441
BWP Trust	116,451	260,761
Cettire Ltd.(b)	407,151	828,079
Champion Iron Ltd.	59,166	324,586
Clinuvel Pharmaceuticals Ltd	22,230	227,414
Coast Entertainment Holdings Ltd., NVS	1,840,986	558,472
Collins Foods Ltd.	53,010	415,593
CSR Ltd.	521,208	2,346,983
Data#3 Ltd.	46,683	296,885
Deterra Royalties Ltd.	424,422	1,528,532
Domain Holdings Australia Ltd.	262,827	570,320
Domino’s Pizza Enterprises Ltd.	2,565	65,975
Downer EDI Ltd.	140,391	382,348
Elders Ltd.	41,895	244,743
FleetPartners Group Ltd., NVS(b)	419,121	836,932
GrainCorp Ltd., Class A	221,274	1,162,550
Growthpoint Properties Australia Ltd.	73,359	114,809
GUD Holdings Ltd.	32,498	257,956
GWA Group Ltd.	521,208	775,590
Healius Ltd.(b)	1,269,875	1,142,445
Helia Group Ltd.	462,384	1,486,843
HomeCo Daily Needs REIT	655,708	539,785
Iluka Resources Ltd.	154,584	721,997
Inghams Group Ltd.	319,770	894,812
Jumbo Interactive Ltd.	11,115	113,979
Karoon Energy Ltd.(b)	293,265	368,977
Kogan.com Ltd.	51,471	192,822
Link Administration Holdings Ltd.	105,678	149,731
Lovisa Holdings Ltd.	10,089	150,099
McMillan Shakespeare Ltd.	93,366	1,051,341
Metcash Ltd.	228,457	541,937
Myer Holdings Ltd.(a)	2,274,129	1,006,388
Neometals Ltd.(a)	420,489	39,413
Neuren Pharmaceuticals Ltd., NVS(b)	36,330	556,601
New Hope Corp. Ltd.	309,168	1,081,358
nib holdings Ltd.	25,479	134,755
Nick Scali Ltd.	103,284	835,053
Nine Entertainment Co. Holdings Ltd.	438,957	563,180
NRW Holdings Ltd.	481,023	850,014
OFX Group Ltd.(a)	121,923	121,463
Orora Ltd.	240,255	436,683
Perenti Ltd.(b)	262,143	139,407
Perseus Mining Ltd.	102,258	120,409
PEXA Group Ltd.(b)	104,481	780,784
PolyNovo Ltd.(a)(b)	110,637	135,960
Region RE Ltd.	251,028	369,591
Regis Resources Ltd.(b)	91,143	124,307
Reliance Worldwide Corp. Ltd.	57,114	156,155
RPMGlobal Holdings Ltd.	236,322	278,594
Sandfire Resources Ltd.(a)(b)	317,205	1,490,733
Sigma Healthcare Ltd.	758,072	512,093
Sims Ltd.	146,376	1,371,050

Security	Shares	Value

Australia (continued)
Southern Cross Media Group Ltd.	723,843	$489,124
Stanmore Resources Ltd.	442,890	1,136,523
Star Entertainment Grp Ltd. (The)(b)	483,075	175,296
Steadfast Group Ltd.	113,715	440,006
Super Retail Group Ltd.	142,785	1,473,567
Tabcorp Holdings Ltd.	2,823,039	1,466,605
Telix Pharmaceuticals Ltd.(b)	92,682	691,017
Temple & Webster Group Ltd.(a)(b)	10,089	59,764
Terracom Ltd.	2,773,449	559,576
Ventia Services Group Pty Ltd.	340,119	729,717
Weebit Nano Ltd.(a)(b)	61,047	137,310

		39,688,022

Austria — 0.4%t
ams-OSRAM AG(b)	86,868	203,309
Immofinanz AG(b)	12,312	292,225
Oesterreichische Post AG(a)	9,747	329,873
Porr AG	46,341	650,212
S IMMO AG	7,524	121,157
Semperit AG Holding(a)	10,773	168,814
Zumtobel Group AG	57,627	373,665

		2,139,255

Belgium — 1.3%
Barco NV	18,639	309,639
Bekaert SA	10,773	525,431
bpost SA	117,819	481,551
Deceuninck NV	22,743	55,621
Deme Group NV	3,933	493,588
Gimv NV	37,962	1,770,348
Ion Beam Applications(a)	81,396	928,907
Orange Belgium SA	33,174	472,518
Proximus SADP	73,530	697,750
Solvay SA	33,858	925,965
Van de Velde NV(a)	7,695	274,012

		6,935,330

Canada — 10.3%
ADENTRA Inc.	4,446	104,697
Advantage Energy Ltd.(b)	38,133	250,164
Alamos Gold Inc., Class A	12,825	155,298
Andlauer Healthcare Group Inc.	21,717	633,847
Aritzia Inc.(b)	5,130	124,811
Artis REIT	134,064	649,155
Atco Ltd., Class I, NVS	19,323	540,403
ATS Corp.(b)	16,416	702,208
AutoCanada Inc.	6,498	103,817
Baytex Energy Corp.	192,546	611,530
BlackBerry Ltd.(b)	95,931	269,002
Boardwalk REIT	3,249	168,679
BRP Inc.	17,100	1,079,076
Canfor Corp.(b)	58,140	704,020
Capital Power Corp.	12,825	352,569
Cascades Inc.	77,634	849,415
Celestica Inc.(b)	88,749	3,050,388
Centerra Gold Inc.	99,180	523,029
Chemtrade Logistics Income Fund	46,854	309,816
Choice Properties REIT	19,836	207,146
CI Financial Corp.	162,279	1,979,527
Cogeco Communications Inc.	9,063	418,282
Cogeco Inc.	15,390	682,932
Colliers International Group Inc.	7,866	923,361
Corus Entertainment Inc., Class B, NVS	722,475	510,507
Crescent Point Energy Corp.	234,441	1,529,285

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
CT REIT	204,858	$2,210,934
Definity Financial Corp.	44,460	1,293,670
Docebo Inc.	24,966	1,096,354
Dream Office REIT(a)	84,645	682,474
Dundee Precious Metals Inc.	82,422	527,839
ECN Capital Corp.(a)	367,992	752,708
Eldorado Gold Corp.(b)	33,858	413,765
Enerplus Corp.	76,526	1,111,158
Ensign Energy Services Inc.	188,613	326,876
EQB Inc.	5,301	364,006
ERO Copper Corp.(b)	12,654	198,123
Filo Corp., NVS(b)	30,780	473,221
Finning International Inc.	69,768	2,019,170
First Capital Real Estate Investment Trust	49,248	579,130
Frontera Energy Corp.(b)	90,801	543,678
Gibson Energy Inc.	39,330	627,782
H&R Real Estate Investment Trust	47,538	348,283
Hammond Power Solutions Inc.	7,353	508,522
Hudbay Minerals Inc.	18,126	100,711
IAMGOLD Corp.(b)	46,512	110,706
Interfor Corp.(b)	68,571	1,060,863
Jamieson Wellness Inc.(c)	3,591	82,507
Kinaxis Inc.(b)	6,840	832,939
Labrador Iron Ore Royalty Corp.	33,174	814,514
Lassonde Industries Inc., Class A	1,539	164,254
Leon’s Furniture Ltd.	44,973	711,834
Linamar Corp.	7,011	332,546
Major Drilling Group International Inc.	148,428	916,324
Maple Leaf Foods Inc.	7,182	136,968
Martinrea International Inc.	49,932	512,894
Mattr Corp., NVS	32,832	397,320
MEG Energy Corp.(b)	61,560	1,163,937
Methanex Corp.	14,022	621,809
Morguard Corp.	684	57,027
Morguard North American Residential REIT	4,959	55,844
New Gold Inc.(b)	185,706	223,767
North West Co. Inc. (The)	9,918	286,891
Nuvei Corp.(c)	13,338	324,112
Parex Resources Inc.	11,115	184,031
Parkland Corp.	17,784	606,888
Pason Systems Inc.	103,797	1,137,988
Peyto Exploration & Development Corp.	10,773	103,928
PHX Energy Services Corp.	27,531	191,260
PrairieSky Royalty Ltd.	39,501	651,666
Precision Drilling Corp.(b)	12,996	805,018
Primo Water Corp.	14,706	214,413
Prinmaris REIT	46,170	476,999
Quebecor Inc., Class B	2,223	54,052
Real Matters Inc.	176,643	918,394
Russel Metals Inc.	34,200	1,121,558
Silvercorp Metals Inc.	21,033	49,905
SNC-Lavalin Group Inc.	8,379	277,898
Spin Master Corp.(c)	29,925	769,688
Sprott Inc.	2,052	72,010
Stelco Holdings Inc.	36,765	1,180,243
Superior Plus Corp.	31,635	216,947
Torex Gold Resources Inc.(b)	42,237	433,852
TransAlta Corp.	149,967	1,086,451
Transcontinental Inc., Class A	54,036	543,796
Trican Well Service Ltd.	371,412	1,210,000
Vermilion Energy Inc.	44,802	481,527
Western Forest Products Inc.	194,256	98,251

Security	Shares	Value

Canada (continued)
Westshore Terminals Investment Corp.	39,672	$838,027
Whitecap Resources Inc.	147,060	951,632

		55,094,846

China — 0.5%
China Renaissance Holdings Ltd.(c)(d)	203,500	106,832
Mobvista Inc.(c)	513,000	187,246
Moody Technology Holdings Ltd., NVS	6,840,000	258,098
NetDragon Websoft Holdings Ltd.	427,500	585,550
Skyworth Group Ltd.	1,368,000	433,660
Wasion Holdings Ltd.	1,710,000	926,823
XD Inc.(b)	34,200	36,767

		2,534,976

Denmark — 2.0%
Bavarian Nordic A/S(b)	4,788	109,996
Chemometec A/S	10,431	564,180
D/S Norden A/S	10,260	552,057
GN Store Nord A/S(b)	34,884	822,653
ISS A/S	85,500	1,617,829
Jyske Bank A/S, Registered	4,788	366,745
Nilfisk Holding A/S(b)	8,379	147,660
NKT A/S(a)(b)	1,026	71,537
Per Aarsleff Holding A/S	25,821	1,188,535
Ringkjoebing Landbobank A/S	3,762	606,336
Rockwool A/S, Class B	1,197	326,334
Royal Unibrew A/S	11,115	728,094
Scandinavian Tobacco Group A/S, Class A(c)	75,582	1,355,480
Solar A/S, Class B	9,405	612,478
Sydbank A/S	28,557	1,267,336
Topdanmark A/S	7,353	326,093
Trifork Holding AG	2,394	50,750

		10,714,093

Finland — 1.4%
Afarak Group SE(a)	287,793	123,474
Cargotec OYJ, Class B	5,814	330,526
F-Secure OYJ	186,561	389,552
Harvia OYJ	6,669	196,787
Kemira OYJ	50,958	953,795
Konecranes OYJ	20,349	873,919
Marimekko OYJ	80,028	1,195,240
Nokian Renkaat OYJ	48,051	433,051
Oma Saastopankki OYJ	43,092	1,080,413
Outokumpu OYJ	116,451	497,097
QT Group OYJ(b)	5,301	373,909
Sanoma OYJ	81,909	611,667
Stockmann OYJ Abp, Class B	26,163	81,035
TietoEVRY OYJ	10,773	249,993
WithSecure OYJ(a)	81,225	95,592
YIT OYJ(a)	82,935	176,669

		7,662,719

France — 5.3%
ALD SA(c)	37,620	250,726
Alten SA	1,539	237,960
Atos SE(a)(b)	24,282	103,658
Beneteau SACA	34,542	413,971
Carmila SA	11,457	203,579
Casino Guichard Perrachon SA(a)	69,546	46,598
Cie. des Alpes	23,598	384,421
Cie. Plastic Omnium SA	19,323	221,470
Coface SA	87,723	1,185,381
Criteo SA, SP ADR, SP ADR(a)(b)	2,394	62,076
Derichebourg SA	227,772	1,175,204

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Elis SA	4,104	$90,234
Eramet SA(a)	6,669	459,341
Eurazeo SE	12,312	1,048,739
Euronext NV(c)	12,483	1,097,969
Eutelsat Communications SACA(a)(b)	106,191	387,318
Forvia SE(b)	28,899	496,694
Gaztransport Et Technigaz SA	10,602	1,486,374
ICADE	9,747	329,997
Interparfums SA	12,235	647,357
IPSOS SA	19,152	1,256,960
Kaufman & Broad SA	15,048	445,452
Klepierre SA	65,493	1,695,658
La Francaise des Jeux SAEM(c)	51,129	2,072,442
Lagardere SA	4,104	82,390
Maisons du Monde SA(a)(c)	65,835	317,815
Mercialys SA	74,727	850,150
Mersen SA	1,539	55,829
Metropole Television SA	5,301	75,181
Nexans SA	5,985	544,744
Nexity SA	10,944	182,417
Quadient SA	37,962	804,301
Renault SA	46,854	1,764,507
Rexel SA	54,720	1,457,373
SCOR SE	26,847	800,877
Societe pour l’Informatique Industrielle, NVS	5,130	386,710
SOITEC(b)	2,565	370,717
Sopra Steria Group SACA	342	80,218
SPIE SA	13,680	452,501
Television Francaise 1 SA	154,755	1,364,709
Trigano SA	5,301	835,016
Ubisoft Entertainment SA(b)	15,219	335,702
Valeo SE	57,627	752,179
Verallia SA(c)	9,918	349,752
Virbac SACA	855	308,560
Wavestone	8,379	555,076
Wendel SE	1,710	155,033

		28,681,336

Germany — 4.6%
AIXTRON SE	19,665	731,896
Amadeus Fire AG	4,959	599,067
Atoss Software AG	4,104	1,124,502
Aurubis AG	17,100	1,230,059
Bechtle AG	8,892	461,075
BRANICKS Group AG(a)	82,080	188,644
Ceconomy AG(b)	226,404	549,969
CompuGroup Medical SE & Co. KgaA	1,881	80,647
Covestro AG(b)(c)	9,063	478,576
CTS Eventim AG & Co. KGaA	2,736	185,165
Dermapharm Holding SE	6,156	261,849
Deutsche Pfandbriefbank AG(a)(c)	132,867	799,605
Deutz AG	54,549	329,673
Duerr AG	12,825	293,224
DWS Group GmbH & Co. KGaA(a)(c)	1,881	76,923
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,368	68,039
Elmos Semiconductor SE	1,881	131,376
flatexDEGIRO AG(b)	40,185	439,425
Freenet AG	41,895	1,157,672
GEA Group AG	24,966	999,864
Gerresheimer AG	1,710	174,333
GFT Technologies SE	1,710	60,467
Heidelberger Druckmaschinen AG(b)	93,537	110,427
HelloFresh SE(b)	46,341	612,848

Security	Shares	Value

Germany (continued)
Hensoldt AG	2,394	$71,870
Hugo Boss AG	12,996	811,660
K+S AG, Registered	21,033	295,014
Kloeckner & Co. SE	140,562	1,016,562
Krones AG	6,498	805,264
LANXESS AG	9,576	255,644
METRO AG(b)	37,620	253,557
MLP SE	17,100	99,154
Nemetschek SE	10,773	994,064
New Work SE	1,026	68,239
Patrizia SE(a)	39,330	335,563
ProSiebenSat.1 Media SE(a)	30,096	211,717
PVA TePla AG(b)	12,825	290,237
Rheinmetall AG	7,353	2,574,806
SAF-Holland SE	15,219	245,737
Salzgitter AG	21,546	600,948
Scout24 SE(c)	15,390	1,133,170
SGL Carbon SE(a)(b)	7,866	49,794
Sixt SE(a)	4,275	416,624
SMA Solar Technology AG(a)(b)	3,420	175,412
Stratec SE(a)	1,710	78,078
TAG Immobilien AG(b)	14,877	208,231
Takkt AG	23,769	347,290
TeamViewer SE(b)(c)	29,925	429,024
thyssenkrupp AG	50,958	314,497
United Internet AG, Registered	12,825	337,075
Wacker Chemie AG	3,591	389,339
Zalando SE(a)(b)(c)	44,289	884,302

		24,838,197

Hong Kong — 1.4%
Champion REIT	855,000	203,591
Chinese Estates Holdings Ltd.	855,000	107,415
CK Life Sciences International Holdings Inc.	4,104,000	278,932
DL Holdings Group Ltd., NVS	171,000	102,802
Esprit Holdings Ltd.	2,992,500	109,454
EVA Precision Industrial Holdings Ltd.	1,368,000	119,561
First Pacific Co. Ltd.	4,446,000	1,688,754
Giordano International Ltd.	2,736,000	717,426
Golden Resources Development International Ltd.	3,078,000	171,264
HKBN Ltd.	598,500	248,714
Hong Kong Technology Venture Co. Ltd.	513,000	125,240
IGG Inc.(b)	1,026,000	365,191
Johnson Electric Holdings Ltd.	171,000	224,247
Kerry Logistics Network Ltd.	85,500	94,995
Melco Resorts & Entertainment Ltd., ADR(a)(b)	9,918	77,460
Orbusneich Medical Group Holdings Ltd., NVS(a)	85,500	56,104
PAX Global Technology Ltd.	342,000	239,288
PC Partner Group Ltd.	684,000	225,887
Solomon Systech International Ltd.	1,368,000	44,690
Sun Hung Kai & Co. Ltd.	513,000	142,356
Tam Jai International Co. Ltd.	855,000	126,862
Texwinca Holdings Ltd.	2,052,000	215,212
Tiande Chemical Holdings Ltd.	684,000	99,240
United Energy Group Ltd.	684,000	72,689
United Laboratories International Holdings Ltd. (The)	684,000	591,284
VTech Holdings Ltd.(a)	136,800	792,344

		7,241,002

Ireland — 0.6%
Bank of Ireland Group PLC	297,198	2,733,027
Glanbia PLC	23,132	413,479

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Greencore Group PLC(b)	94,905	$123,160

		3,269,666

Israel — 1.2%
Africa Israel Residences Ltd.	3,762	199,870
Altshuler Shaham Finance Ltd.(a)	60,363	100,007
Delek Automotive Systems Ltd.	76,608	458,351
Elco Ltd.	2,394	73,877
Electra Consumer Products 1970 Ltd.	5,130	109,393
Equital Ltd.(b)	2	46
G City Ltd.	171,855	549,798
Ilex Medical Ltd.(a)	6,669	112,273
Meitav Investment House Ltd.(a)	48,906	209,346
Migdal Insurance & Financial Holdings Ltd.	233,928	259,059
Naphtha Israel Petroleum Corp. Ltd.	96,957	484,470
Neto ME Holdings Ltd.	3,420	54,993
Oil Refineries Ltd.	849,699	293,502
Partner Communications Co. Ltd.(b)	59,508	275,150
Paz Oil Co. Ltd.	4,617	379,517
Property & Building Corp. Ltd.	8,721	502,135
Retailors Ltd.	47,196	938,033
Scope Metals Group Ltd.(a)	15,048	469,045
Tamar Petroleum Ltd.(c)	23,085	116,129
Tel Aviv Stock Exchange Ltd.	58,995	365,509
Telsys Ltd.(a)	3,591	234,199

		6,184,702

Italy — 3.0%
A2A SpA	602,433	1,194,422
ACEA SpA	79,515	1,254,795
Ascopiave SpA	112,005	271,743
Banca Generali SpA	11,457	436,774
Banca Monte dei Paschi di Siena SpA(b)	173,394	608,567
Banca Popolare di Sondrio SpA	14,877	113,036
BasicNet SpA	45,315	219,394
BPER Banca	318,402	1,148,432
Brunello Cucinelli SpA	684	67,810
Cembre SpA	9,576	414,986
Credito Emiliano SpA	12,483	113,476
d’Amico International Shipping SA, NVS	117,135	781,966
De’ Longhi SpA	11,457	371,082
El.En. SpA	51,129	504,624
Enav SpA(c)	190,665	705,636
ERG SpA	12,654	371,047
Esprinet SpA	11,628	66,576
Gruppo MutuiOnline SpA(a)	10,944	377,798
Hera SpA	52,839	186,132
Immobiliare Grande Distribuzione SIIQ SpA	35,226	83,942
Iren SpA	198,360	416,312
Italgas SpA	94,734	540,116
OVS SpA(c)	205,884	490,417
Piaggio & C SpA	356,364	1,184,646
RAI Way SpA(c)	47,196	258,084
Reply SpA	4,275	586,147
Risanamento SpA(a)	2,062,260	69,123
Safilo Group SpA(a)(b)	111,492	133,376
Sanlorenzo SpA/Ameglia	11,457	546,543
Sesa SpA	1,197	162,418
SOL SpA	21,204	610,262
Technogym SpA(c)	27,531	272,633
TXT e-Solutions SpA	7,182	164,546
Unieuro SpA(a)(c)	44,631	466,510

Security	Shares	Value

Italy (continued)
Unipol Gruppo SpA	125,001	$776,207

		15,969,578

Japan — 24.4%
77 Bank Ltd. (The)	51,300	1,233,934
A&D HOLON Holdings Co. Ltd.	17,100	235,428
Abalance Corp.(a)	17,100	313,421
Adastria Co. Ltd.	17,100	398,620
ADEKA Corp.	34,200	669,181
Alpen Co. Ltd.	17,100	235,473
Amano Corp.	34,200	788,126
Aoyama Trading Co. Ltd.	17,100	205,991
Arata Corp.	15,600	346,261
Artience Co. Ltd.	17,100	319,970
Asahi Holdings Inc.	17,100	238,111
Asahi Yukizai Corp.	34,200	951,424
ASKUL Corp.	34,200	462,270
Base Co. Ltd.	29,700	656,973
Benefit One Inc.(a)	17,100	244,014
BML Inc.	10,300	199,064
Celsys Inc.	17,100	78,490
Chugoku Marine Paints Ltd.	68,400	870,103
Citizen Watch Co. Ltd.	34,200	216,907
CKD Corp.	17,100	301,526
Colowide Co. Ltd.(a)	17,100	273,385
Create Restaurants Holdings Inc.	85,500	641,696
Credit Saison Co. Ltd.	17,100	317,401
Cybozu Inc.	34,200	513,433
Daido Steel Co. Ltd.	21,000	218,828
Daishinku Corp.	51,300	316,763
Daiwa Industries Ltd.	51,300	547,219
Daiwa Securities Living Investments Corp.	513	369,082
Daiwabo Holdings Co. Ltd.	44,200	961,115
DeNA Co. Ltd.	17,100	172,650
Dentsu Soken Inc.	39,600	1,478,497
Dexerials Corp.	17,100	492,796
Digital Arts Inc.	7,300	250,224
DMG Mori Co. Ltd.	34,200	684,806
DTS Corp.	51,300	1,261,746
en Japan Inc.	7,000	129,370
Enplas Corp.	6,000	487,499
Financial Partners Group Co. Ltd.	85,500	980,581
Frontier Real Estate Investment Corp.	105	310,367
Fuji Soft Inc.	12,200	534,755
Fujikura Ltd.	119,700	983,995
Fujimi Inc.	69,000	1,382,747
Fujimori Kogyo Co. Ltd.	7,000	193,332
Fukui Computer Holdings Inc.	17,100	301,825
Fullcast Holdings Co. Ltd.	17,100	206,448
Furuno Electric Co. Ltd.	17,100	245,678
Future Corp.	17,100	202,954
Fuyo General Lease Co. Ltd.	14,200	1,269,853
G-7 Holdings Inc.	51,300	437,331
Geo Holdings Corp.	51,300	838,146
Global One Real Estate Investment Corp.	342	254,791
GMO Financial Holdings Inc.	119,700	611,729
GMO GlobalSign Holdings KK	17,100	326,300
GMO internet group Inc.	34,200	616,365
Gree Inc.	17,100	68,027
GungHo Online Entertainment Inc.(b)	9,000	151,311
Gunma Bank Ltd. (The)	102,600	505,941
Hachijuni Bank Ltd. (The)	188,100	1,025,128
Hanwa Co. Ltd.	7,200	263,351

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hazama Ando Corp.	51,300	$414,283
Heiwa Real Estate Co. Ltd.	34,200	904,191
Hioki E.E. Corp.	17,100	758,828
Hitachi Zosen Corp.	51,300	316,537
Hokkaido Electric Power Co. Inc.	17,100	76,293
Hoshino Resorts REIT Inc.	79	275,710
Hosiden Corp.	17,100	209,913
Idec Corp./Japan	10,500	210,121
Inabata & Co. Ltd.	34,200	744,174
Inageya Co. Ltd.	17,100	146,950
Infocom Corp.	34,200	567,838
Insource Co. Ltd.	85,500	483,302
Integrated Design & Engineering Holdings Co. Ltd., NVS	17,500	425,735
Inui Global Logistics Co. Ltd.	51,300	387,735
Ishihara Sangyo Kaisha Ltd.	34,200	365,458
Itochu-Shokuhin Co. Ltd.	13,200	674,391
Itoki Corp.	102,600	1,044,769
Iyogin Holdings Inc., NVS	85,500	581,565
Jaccs Co. Ltd.	9,600	367,746
JAFCO Group Co. Ltd.	34,200	405,636
Japan Aviation Electronics Industry Ltd.	17,100	293,993
Japan Communications Inc.	256,500	405,157
Japan Logistics Fund Inc.	171	316,183
Japan Petroleum Exploration Co. Ltd.	27,300	1,110,506
Japan Pulp & Paper Co. Ltd.	24,200	828,439
Japan Securities Finance Co. Ltd.	68,400	724,892
Japan Wool Textile Co. Ltd. (The)	51,300	517,458
JCR Pharmaceuticals Co. Ltd.	34,200	251,993
JCU Corp.	17,100	431,544
Justsystems Corp.	6,700	139,989
JVCKenwood Corp.	119,700	582,115
Kagome Co. Ltd.	17,100	421,004
Kamei Corp.	85,500	1,124,252
Kandenko Co. Ltd.	51,300	527,571
Kappa Create Co. Ltd.(a)(b)	34,200	409,067
KeePer Technical Laboratory Co. Ltd.	5,000	220,656
Keihanshin Building Co. Ltd.	85,500	863,990
Kissei Pharmaceutical Co. Ltd.	1,200	25,624
Ki-Star Real Estate Co. Ltd.	7,100	167,682
Kitz Corp.	136,800	1,118,465
Kokuyo Co. Ltd.	34,200	550,774
Komori Corp.	34,200	306,531
Konishi Co. Ltd.	34,200	327,521
Kosaido Holdings Co. Ltd.	153,900	780,883
Koshidaka Holdings Co. Ltd.	34,200	217,874
Kotobuki Spirits Co. Ltd.	72,400	974,115
KPP Group Holdings Co. Ltd.	171,000	843,266
K’s Holdings Corp.	17,100	155,408
Kurabo Industries Ltd.	34,200	728,004
Kyorin Pharmaceutical Co. Ltd.	17,100	206,597
Kyudenko Corp.	7,500	285,285
Kyushu Financial Group Inc.	85,500	544,088
LaSalle Logiport REIT	1,368	1,385,304
Life Corp.	51,300	1,302,745
Macnica Holdings Inc.	3,500	185,206
Mani Inc.	17,100	237,557
Marudai Food Co. Ltd.	34,200	389,477
Maruichi Steel Tube Ltd.	17,100	435,700
Maruwa Co. Ltd./Aichi(a)	3,000	600,257
Maruzen Showa Unyu Co. Ltd.	51,300	1,416,330
Medical Data Vision Co. Ltd.	17,100	74,865

Security	Shares	Value

Japan (continued)
MEITEC Group Holdings Inc.	41,600	$822,987
Menicon Co. Ltd.	17,100	248,327
Micronics Japan Co. Ltd.	17,100	507,755
Milbon Co. Ltd.	5,300	126,657
Miroku Jyoho Service Co. Ltd.	17,100	211,734
Mitsubishi Logistics Corp.	5,000	154,446
Mitsui DM Sugar Holdings Co. Ltd.	7,000	160,845
Mitsui High-Tec Inc.	5,700	263,092
Mitsui Matsushima Holdings Co. Ltd.(a)	17,100	331,441
Mitsui Mining & Smelting Co. Ltd.	17,100	528,651
Mizuho Leasing Co. Ltd.	3,000	108,722
Mizuno Corp.	5,800	173,029
Mochida Pharmaceutical Co. Ltd.	17,100	386,609
Monex Group Inc.	136,800	711,940
Monogatari Corp. (The)	17,100	602,953
Mori Hills REIT Investment Corp.	171	159,143
Mori Trust REIT Inc.	3,078	1,563,090
Morinaga & Co. Ltd./Japan	34,200	652,736
MOS Food Services Inc.	17,100	397,714
m-up Holdings Inc.	119,700	809,789
Nagase & Co. Ltd.	51,300	838,789
Nakanishi Inc.	17,100	279,856
NEC Networks & System Integration Corp.	17,100	276,152
NET One Systems Co. Ltd.	34,200	556,061
Nichias Corp.	17,100	399,703
Nichiha Corp.	9,100	182,813
Nihon Parkerizing Co. Ltd.	34,200	271,648
Nippon Gas Co. Ltd.	68,400	1,059,560
Nippon Paper Industries Co. Ltd.(b)	17,100	158,503
Nippon Pillar Packing Co. Ltd.	7,000	230,169
NIPPON REIT Investment Corp.	855	1,979,795
Nishimatsu Construction Co. Ltd.	17,100	470,062
Nishi-Nippon Financial Holdings Inc.	119,700	1,378,241
Nisshin Oillio Group Ltd. (The)	7,000	213,833
Nisshinbo Holdings Inc.	17,100	141,133
Nissui Corp.	153,900	840,901
Nittetsu Mining Co. Ltd.	17,100	609,462
Nitto Kogyo Corp.	17,100	465,338
Nomura Co. Ltd.	102,600	606,419
Nomura Micro Science Co. Ltd.	16,500	1,540,396
North Pacific Bank Ltd.	85,500	218,032
NSD Co. Ltd.	102,600	1,925,386
NTT UD REIT Investment Corp.	171	145,207
Obara Group Inc.	9,200	250,264
Ohsho Food Service Corp.	3,900	215,623
Okamoto Machine Tool Works Ltd.	17,100	707,759
Okasan Securities Group Inc.	119,700	585,839
Okinawa Electric Power Co. Inc. (The)	17,136	135,804
Okumura Corp.	17,100	597,976
Okuwa Co. Ltd.	17,100	102,610
Onward Holdings Co. Ltd.	136,800	502,201
Organo Corp.	23,100	954,102
Oyo Corp.	17,100	252,116
PAL GROUP Holdings Co. Ltd.	51,300	820,403
Pasona Group Inc.	17,100	311,837
Penta-Ocean Construction Co. Ltd.	17,100	91,621
Pharma Foods International Co. Ltd.(a)	102,600	698,430
PHC Holdings Corp.	17,100	176,941
Press Kogyo Co. Ltd.	136,800	599,383
Rakuten Bank Ltd., NVS(b)	34,200	533,142
Relo Group Inc.	51,300	514,936
Rengo Co. Ltd.	34,200	221,789

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Riken Keiki Co. Ltd.(a)	11,400	$563,236
Riken Technos Corp.	188,100	1,104,013
Riken Vitamin Co. Ltd.	34,200	535,568
Roland DG Corp.	24,400	640,391
Round One Corp.	51,300	227,209
Royal Holdings Co. Ltd.	17,100	300,948
Ryobi Ltd.	17,100	315,255
Ryosan Co. Ltd.	10,900	359,151
Saibu Gas Holdings Co. Ltd.	51,300	672,644
Saizeriya Co. Ltd.	28,200	968,086
Sanki Engineering Co. Ltd.	119,700	1,535,638
Sansan Inc.(b)	34,200	318,375
Sanyo Denki Co. Ltd.	4,300	178,793
Senshu Electric Co. Ltd.	51,300	1,304,261
Shibaura Machine Co. Ltd.	8,000	193,959
Shibaura Mechatronics Corp.	21,600	1,023,175
Shiga Bank Ltd. (The)	9,500	236,209
Shin Nippon Biomedical Laboratories Ltd.(a)	68,400	792,791
Shinmaywa Industries Ltd.	17,100	141,948
Shizuoka Gas Co. Ltd.	34,200	233,646
SHO-BOND Holdings Co. Ltd.	10,800	481,038
Shoei Co. Ltd.	17,100	228,531
SIGMAXYZ Holdings Inc.	17,100	160,322
Simplex Holdings Inc.	4,900	89,310
Star Micronics Co. Ltd.	34,200	408,149
Sumitomo Bakelite Co. Ltd.	5,000	248,488
Systena Corp.	307,800	622,152
Syuppin Co. Ltd.	34,200	241,070
Taihei Dengyo Kaisha Ltd.	17,100	516,481
Takara Holdings Inc.	34,200	289,347
Takara Standard Co. Ltd.	34,200	408,621
Tama Home Co. Ltd.	57,300	1,581,689
Teikoku Electric Manufacturing Co. Ltd.	51,300	1,021,923
Tekken Corp.	17,100	251,807
Toagosei Co. Ltd.	17,100	163,676
TOC Co. Ltd.	171,000	819,376
Tocalo Co. Ltd.	34,200	363,790
Toho Gas Co. Ltd.	85,500	1,717,686
Toho Titanium Co. Ltd.(a)	34,200	454,911
Tokai Carbon Co. Ltd.	17,100	120,262
TOKAI Holdings Corp.	85,500	576,538
Tokai Tokyo Financial Holdings Inc.	51,300	197,891
Tokyo Kiraboshi Financial Group Inc.	8,300	242,786
Tokyo Ohka Kogyo Co. Ltd.	36,900	842,814
Tokyu REIT Inc.	2,223	2,592,227
Tomoku Co. Ltd.	68,400	1,116,242
Tomy Co. Ltd.	34,200	561,106
Topcon Corp.	34,200	392,911
Torii Pharmaceutical Co. Ltd.	34,200	871,526
Toyo Tanso Co. Ltd.	6,000	202,473
TSI Holdings Co. Ltd.	119,700	556,285
Tsuburaya Fields Holdings Inc.(a)	85,500	1,053,407
Tsugami Corp.	34,200	276,187
Uchida Yoko Co. Ltd.	17,100	883,286
Ulvac Inc.	27,800	1,360,627
United Super Markets Holdings Inc.	68,400	470,335
Usen-Next Holdings Co. Ltd.	17,100	496,326
Ushio Inc.	17,100	239,558
ValueCommerce Co. Ltd.	17,100	145,841
Vital KSK Holdings Inc.	17,100	133,265
Wacom Co. Ltd.	68,400	315,210
Wakita & Co. Ltd.	17,100	185,297

Security	Shares	Value

Japan (continued)
West Holdings Corp.	6,000	$138,007
YA-MAN Ltd.(a)	34,200	234,954
Yamazen Corp.	17,100	146,235
Yodogawa Steel Works Ltd.	17,100	450,359
Yonex Co. Ltd.	51,300	416,863
Yoshinoya Holdings Co. Ltd.	17,100	381,336
ZERIA Pharmaceutical Co. Ltd.	17,100	236,825

		131,114,831

Netherlands — 3.2%
Aalberts NV	9,747	387,622
ABN AMRO Bank NV, CVA(c)	129,105	1,900,088
Allfunds Group PLC	24,111	172,856
Arcadis NV	5,643	309,809
Ariston Holding NV	11,970	78,560
ASR Nederland NV	47,196	2,224,182
BE Semiconductor Industries NV	22,230	3,340,685
Corbion NV	11,457	221,857
Eurocommercial Properties NV	10,773	241,358
Flow Traders Ltd., NVS	10,944	196,568
IMCD NV	5,301	809,149
InPost SA(b)	53,694	806,474
Iveco Group NV(b)	25,308	270,071
Koninklijke BAM Groep NV	156,636	432,438
MFE-MediaForEurope NV, NVS(a)	140,391	507,202
NSI NV	18,297	391,517
OCI NV	41,211	1,177,150
PostNL NV	338,238	492,880
Signify NV(c)	67,716	2,030,440
Technip Energies NV	13,680	283,184
TKH Group NV	5,814	234,117
TomTom NV(a)(b)	93,879	635,646
Van Lanschot Kempen NV	7,695	231,678

		17,375,531

New Zealand — 0.9%
Argosy Property Ltd.	406,296	288,084
Chorus Ltd.	137,484	668,935
Genesis Energy Ltd.	186,732	288,774
Goodman Property Trust	40,185	55,021
Investore Property Ltd.	83,619	60,312
Kiwi Property Group Ltd.	2,511,990	1,335,845
Manawa Energy Ltd.	23,054	60,454
Precinct Properties New Zealand Ltd.	145,692	110,873
Skellerup Holdings Ltd.	321,822	936,357
SKY Network Television Ltd.	378,081	645,350
SKYCITY Entertainment Group Ltd.	146,205	168,905

		4,618,910

Norway — 1.4%
2020 Bulkers Ltd.(a)	38,646	516,776
Aker Solutions ASA	32,148	119,238
Atea ASA	52,497	699,810
BW LPG Ltd.(c)	41,553	512,832
BW Offshore Ltd.	111,321	255,301
Crayon Group Holding ASA(a)(b)(c)	22,914	192,633
DNO ASA	539,163	472,472
DOF Group ASA(b)	56,259	303,690
Elmera Group ASA(c)	82,080	251,611
Europris ASA(c)	8,379	62,802
Hoegh Autoliners ASA	34,542	347,809
Kid ASA(c)	40,185	509,146
LINK Mobility Group Holding ASA	119,358	212,449
Norske Skog ASA(a)(c)	42,750	147,315

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
PGS ASA(b)	137,142	$85,814
Rana Gruber ASA, Class A	105,507	783,322
Selvaag Bolig ASA	131,499	394,475
Solstad Offshore ASA(a)	22,059	74,004
SpareBank 1 SMN	108,927	1,482,998
Veidekke ASA	10,944	99,895
XXL ASA(c)	1,344,573	141,907

		7,666,299

Portugal — 0.3%
CTT-Correios de Portugal SA	141,075	559,760
REN - Redes Energeticas Nacionais SGPS SA	286,083	702,899
Semapa-Sociedade de Investimento e Gestao	33,687	521,234

		1,783,893

Singapore — 2.1%
Asian Pay Television Trust(a)	1,881,000	120,586
Best World International Ltd.(b)	701,100	881,769
CDL Hospitality Trusts	495,900	379,845
ComfortDelGro Corp. Ltd.	136,800	142,283
Delfi Ltd.	889,200	726,173
Digital Core REIT Management Pte Ltd.	735,300	472,644
Food Empire Holdings Ltd.	889,200	892,582
Golden Agri-Resources Ltd.(a)	6,822,900	1,373,226
Hour Glass Ltd. (The)(a)	153,900	175,525
Keppel Infrastructure Trust(a)	2,137,500	803,283
NetLink NBN Trust	1,641,600	1,034,031
Paragon REIT	547,200	356,914
Parkway Life REIT	598,500	1,568,383
Riverstone Holdings Ltd./Singapore(a)	513,000	266,852
Samudera Shipping Line Ltd.(a)	752,400	382,624
Sasseur Real Estate Investment Trust(a)	666,900	333,077
Sheng Siong Group Ltd.	188,100	218,430
Silverlake Axis Ltd.	307,800	59,656
Wing Tai Holdings Ltd.(a)	837,900	768,257
Yanlord Land Group Ltd.(b)	769,500	297,366

		11,253,506

Spain — 2.3%
Acerinox SA	190,490	2,011,039
Applus Services SA	44,460	537,656
Atresmedia Corp. de Medios de Comunicacion SA	91,485	367,708
Banco de Sabadell SA	1,815,336	2,356,190
Bankinter SA	132,012	815,058
Cia. de Distribucion Integral Logista Holdings SA	9,747	275,694
eDreams ODIGEO SA(b)	24,111	183,149
Fluidra SA	10,089	218,419
Gestamp Automocion SA(c)	93,537	310,270
Indra Sistemas SA(a)	26,505	470,576
Inmobiliaria Colonial SOCIMI SA	21,888	131,597
Lar Espana Real Estate SOCIMI SA	120,726	810,210
Merlin Properties SOCIMI SA	84,132	856,735
Metrovacesa SA(c)	53,181	464,954
Neinor Homes SA(c)	17,784	200,648
Pharma Mar SA	11,457	478,254
Prosegur Cia. de Seguridad SA	81,567	154,338
Sacyr SA	146,720	483,699
Sacyr SA, NVS	2,934	9,691
Solaria Energia y Medio Ambiente SA(b)	8,037	118,659
Tubacex SA	86,868	319,655
Unicaja Banco SA(c)	716,490	685,068
Viscofan SA	1,881	110,178

		12,369,445

Security	Shares	Value

Sweden — 3.7%
AcadeMedia AB(c)	12,312	$67,259
Alleima AB, NVS	52,497	348,514
Arise AB	86,526	378,180
Arjo AB, Class B	123,633	578,675
Betsson AB	129,105	1,405,065
Bilia AB, Class A	121,581	1,469,839
BioArctic AB, Class B(a)(b)(c)	8,037	174,323
BioGaia AB, Class B	38,133	412,599
Biotage AB	33,687	478,816
Bonava AB, Class B(a)	307,948	347,195
BoneSupport Holding AB(b)(c)	32,661	646,633
Bravida Holding AB(c)	20,178	153,004
Bulten AB	34,884	243,464
Byggmax Group AB	18,468	63,997
Clas Ohlson AB, Class B	81,738	1,163,177
Concentric AB	38,304	629,542
Corem Property Group AB	7,011	126,117
Electrolux Professional AB, Class B	45,828	243,504
Ferronordic AB(a)	37,791	261,044
Hemnet Group AB	27,018	729,427
HMS Networks AB(a)	2,736	120,370
Intrum AB(a)	27,189	161,044
Investment AB Oresund	59,679	640,995
Inwido AB	45,144	551,453
JM AB	14,022	228,333
Lindab International AB	19,494	370,166
Loomis AB, Class B	17,271	472,845
MIPS AB	10,773	357,890
Mycronic AB	34,884	970,258
Net Insight AB	939,987	479,177
New Wave Group AB, Class B	138,339	1,228,638
Nobia AB	490,428	520,682
Nyfosa AB	84,132	752,509
Orron Energy AB	738,036	507,643
OX2 AB, Class B(b)	30,438	144,823
Peab AB, Class B	17,100	84,422
Ratos AB, Class B	17,100	56,367
RaySearch Laboratories AB	33,687	296,839
Samhallsbyggnadsbolaget i Norden AB(a)	202,806	92,925
Scandic Hotels Group AB(a)(b)(c)	141,075	649,956
SkiStar AB	8,550	107,390
Truecaller AB(b)	85,329	252,294
Volati AB(a)	22,059	241,222
Wihlborgs Fastigheter AB	88,236	788,799

		19,997,414

Switzerland — 6.7%
Accelleron Industries AG, NVS	47,025	1,504,788
Adecco Group AG, Registered	25,650	1,109,184
Aryzta AG(b)	28,728	51,563
Ascom Holding AG, Registered	17,784	151,884
Avolta AG, Registered(b)	1,197	45,731
Banque Cantonale Vaudoise, Registered	15,390	1,970,480
Belimo Holding AG, Registered	855	398,677
BKW AG	7,182	1,140,993
Bucher Industries AG, Registered	2,394	1,014,018
Burckhardt Compression Holding AG	342	191,338
Cembra Money Bank AG	4,959	382,349
Clariant AG, Registered	56,088	718,020
Comet Holding AG, Registered	684	225,524
dormakaba Holding AG	513	256,982
Dottikon Es Holding AG(a)(b)	1,197	316,259
Emmi AG, Registered	171	179,144

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Flughafen Zurich AG, Registered	1,026	$211,690
Forbo Holding AG, Registered	342	402,114
Galenica AG(c)	28,801	2,539,745
Georg Fischer AG	7,866	526,459
Helvetia Holding AG, Registered	11,271	1,627,763
Implenia AG, Registered	14,535	516,010
Inficon Holding AG, Registered	1,026	1,557,340
Interroll Holding AG, Registered	171	499,455
Landis+Gyr Group AG	6,327	518,792
LEM Holding SA, Registered	171	390,767
Logitech International SA, Registered	36,765	3,082,130
Medmix AG(c)	15,048	301,675
Mobilezone Holding AG, Registered	3,591	55,148
Mobimo Holding AG, Registered	566	167,218
PSP Swiss Property AG, Registered	10,602	1,411,095
Schweiter Technologies AG, NVS	171	93,816
SFS Group AG	2,052	246,362
Siegfried Holding AG, Registered	342	340,683
SIG Group AG	47,196	987,916
SKAN Group AG	2,052	181,056
Swiss Prime Site AG, Registered	8,208	831,350
Swissquote Group Holding SA, Registered	11,286	2,832,480
Tecan Group AG, Registered	3,591	1,370,738
Temenos AG, Registered	12,654	1,287,803
VAT Group AG(c)	7,090	3,300,599
Vontobel Holding AG, Registered	9,747	642,026
Zehnder Group AG, Registered	7,353	438,209

		36,017,373

United Kingdom — 14.4%
4imprint Group PLC	10,089	691,843
888 Holdings PLC(b)	258,723	254,435
abrdn PLC	712,557	1,515,918
AG Barr PLC	10,089	72,623
Airtel Africa PLC(c)	330,030	468,705
AJ Bell PLC	202,977	813,885
Ashmore Group PLC	82,251	221,190
B&M European Value Retail SA	149,625	980,600
Beazley PLC	146,889	1,011,120
Bellway PLC	31,977	1,114,147
Big Yellow Group PLC	4,446	64,289
Bodycote PLC	8,208	66,182
Bridgepoint Group PLC(c)	158,859	541,154
British Land Co. PLC (The)	482,220	2,317,896
Britvic PLC	112,860	1,262,218
Bytes Technology Group PLC	118,845	986,606
Capital & Counties Properties PLC	700,416	1,179,914
Capricorn Energy PLC	294,633	541,413
Centamin PLC	163,989	199,775
Chemring Group PLC	156,807	699,500
Close Brothers Group PLC	5,301	36,437
Computacenter PLC	52,839	1,930,379
ConvaTec Group PLC(c)	382,698	1,164,693
Currys PLC	745,047	467,189
Darktrace PLC(b)	229,311	994,296
Deliveroo PLC, Class A(b)(c)	395,694	589,219
Derwent London PLC	8,379	225,829
DFS Furniture PLC	234,612	343,706
Diploma PLC	24,624	1,015,044
Domino’s Pizza Group PLC	354,312	1,564,722
Dowlais Group PLC	659,034	752,822
Drax Group PLC	131,328	847,472
Dunelm Group PLC	51,300	706,657

Security	Shares	Value

United Kingdom (continued)
FDM Group Holdings PLC	133,209	$775,709
Ferrexpo PLC	906,984	997,697
Firstgroup PLC	743,508	1,565,403
Frasers Group PLC(b)	67,545	691,086
Games Workshop Group PLC	6,156	772,739
Genuit Group PLC	20,349	108,824
Genus PLC	9,234	268,206
Grafton Group PLC	50,103	617,113
Grainger PLC	46,341	154,572
Great Portland Estates PLC	64,125	337,406
Greggs PLC	49,761	1,676,214
Halfords Group PLC	364,230	823,749
Hammerson PLC	1,179,216	402,415
Hargreaves Lansdown PLC	28,215	272,258
Helical PLC	112,347	292,586
Hill & Smith PLC	29,070	688,105
Hiscox Ltd	34,542	454,823
Hochschild Mining PLC(b)	142,785	187,724
Howden Joinery Group PLC	86,697	877,970
IG Group Holdings PLC	75,141	675,227
IMI PLC	6,840	145,073
Immunocore Holdings PLC(b)	3,762	271,955
Inchcape PLC	207,423	1,786,068
Indivior PLC, NVS(b)	76,950	1,352,585
Intermediate Capital Group PLC	85,842	1,935,316
International Distributions Services PLC(b)	564,300	1,979,501
Investec PLC	246,753	1,606,489
IWG PLC(b)	65,493	155,205
Johnson Matthey PLC	18,126	373,740
Just Group PLC	64,467	69,464
Kainos Group PLC	68,742	999,229
Keller Group PLC	45,486	503,812
Man Group PLC/Jersey	726,579	2,183,202
Marks & Spencer Group PLC	347,130	1,084,537
Marshalls PLC	146,547	520,020
Moneysupermarket.com Group PLC	380,817	1,228,711
Moonpig Group PLC(b)	26,505	56,084
Morgan Sindall Group PLC	21,204	608,647
Ninety One PLC	217,341	486,145
Odfjell Technology Ltd.	57,114	304,203
OSB Group PLC	136,287	775,511
Oxford Instruments PLC	19,494	548,445
Pagegroup PLC	71,991	418,400
Paragon Banking Group PLC	178,695	1,591,561
Pets at Home Group PLC	231,876	823,386
Picton Property Income Ltd.	273,429	231,976
Playtech PLC(b)	86,697	488,267
Plus500 Ltd	27,360	618,798
PureTech Health PLC	98,325	245,975
QinetiQ Group PLC	112,689	508,929
Quilter PLC(c)	216,486	287,496
Redrow PLC	25,650	194,851
Renewi PLC(b)	9,063	67,420
Renishaw PLC	3,933	173,944
RS GROUP PLC	140,733	1,394,517
Safestore Holdings PLC	135,774	1,413,982
Savills PLC	52,326	671,748
Serco Group PLC	39,672	86,570
Softcat PLC	88,236	1,616,939
Spectris PLC	19,494	907,512
Spire Healthcare Group PLC(c)	122,094	365,911
Spirent Communications PLC	395,865	590,537

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
SSP Group PLC(b)	111,150	$316,330
SThree PLC	89,604	463,658
Synthomer PLC(b)	35,568	71,018
TBC Bank Group PLC	8,379	309,535
Telecom Plus PLC	43,263	797,188
TI Fluid Systems PLC(c)	165,528	300,174
Trainline PLC(b)(c)	36,936	154,657
Trustpilot Group PLC(b)(c)	189,126	430,704
TUI AG(a)(b)	9,234	63,619
Tullow Oil PLC(a)(b)	575,073	225,402
UK Commercial Property REIT Ltd.	146,376	118,569
UNITE Group PLC (The)	7,866	100,495
Vesuvius PLC	31,806	191,507
Videndum PLC	15,732	65,294
Virgin Money UK PLC	89,091	175,961
Vistry Group PLC	62,244	787,343
Watches of Switzerland Group PLC(b)(c)	14,193	66,841
Weir Group PLC (The)	38,304	880,453
WH Smith PLC	14,022	214,273
Wickes Group PLC	496,755	985,638
Workspace Group PLC	70,281	462,288

		77,135,312

United States — 0.0%
Gran Tierra Energy Inc., NVS	23,940	134,261

Total Common Stocks — 98.8% (Cost: $509,528,896)		530,420,497

Preferred Stocks

Germany — 0.8%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	8,379	430,692
Fuchs Petrolub SE, Preference Shares, NVS	18,468	809,518
Jungheinrich AG, Preference Shares, NVS	16,416	552,552
KSB SE & Co. KGaA, 0.00%	342	215,846

Security	Shares	Value

Germany (continued)
Schaeffler AG, Preference Shares, NVS	148,770	$940,124
STO SE & Co. KGaA, Preference Shares, NVS	8,721	1,381,674

		4,330,406

Total Preferred Stocks — 0.8% (Cost: $4,486,682)		4,330,406

Total Long-Term Investments — 99.6% (Cost: $514,015,578)		534,750,903

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	18,534,662	18,545,783
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	110,000	110,000

Total Short-Term Securities — 3.5% (Cost: $18,649,330)		18,655,783

Total Investments — 103.1% (Cost: $532,664,908)		553,406,686

Liabilities in Excess of Other Assets — (3.1)%		(16,838,303)

Net Assets — 100.0%		$536,568,383

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$18,080,388	$460,257	(a)	$—	$688	$4,450	$18,545,783	18,534,662	$202,684	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	0	(a)	—	—	—	110,000	110,000	13,953		—

					$688	$4,450	$18,655,783		$216,637		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	3	03/07/24	$521	$38,614
FTSE 250 Index	22	03/15/24	1,088	2,588

				$41,202

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$41,202	$—	$—	$—	$41,202

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(40,773)	$—	$—	$—	$(40,773)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(76,576)	$—	$—	$—	$(76,576)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,171,075

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$114,887,447	$415,426,218	$106,832	$530,420,497
Preferred Stocks	1,597,520	2,732,886	—	4,330,406
Short-Term Securities
Money Market Funds	18,655,783	—	—	18,655,783

	$135,140,750	$418,159,104	$106,832	$553,406,686

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® International Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$41,202	$—	$41,202

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.8%
Brambles Ltd.	2,383,044	$22,721,767
Cochlear Ltd.	32,480	6,445,621
Coles Group Ltd.	1,503,668	15,604,124
CSL Ltd.	190,722	37,453,515
Insurance Australia Group Ltd.	3,001,752	11,783,152
Medibank Pvt Ltd.	14,364,701	35,964,046
Sonic Healthcare Ltd.	585,697	12,211,900
Telstra Corp. Ltd.	8,050,216	21,231,099
Transurban Group	2,341,406	20,569,791
Washington H Soul Pattinson & Co. Ltd.	171,460	3,832,669
Wesfarmers Ltd.	1,489,531	56,389,085
Woolworths Group Ltd.	1,525,017	35,814,953

		280,021,722

Belgium — 2.4%
Anheuser-Busch InBev SA/NV	231,639	14,328,630
Argenx SE(a)	83,583	31,563,617
Groupe Bruxelles Lambert NV	714,040	54,131,147
Lotus Bakeries NV(b)	1,767	15,066,722
UCB SA	668,839	62,914,794

		178,004,910

Denmark — 1.9%
Carlsberg A/S, Class B	148,602	19,120,238
Genmab A/S(a)	44,994	12,441,831
Novo Nordisk A/S	572,783	65,471,609
Novozymes A/S, Class B	270,661	13,868,854
Tryg A/S	1,287,452	27,518,144

		138,420,676

Finland — 2.3%
Elisa OYJ	1,065,908	48,564,325
Kone OYJ, Class B	652,046	32,277,128
Nokia OYJ	1,947,208	7,039,591
Orion OYJ, Class B	793,142	36,514,425
Sampo OYJ, Class A	1,072,044	44,870,871

		169,266,340

France — 6.9%
Air Liquide SA	333,357	62,382,195
Carrefour SA	2,128,178	36,332,886
Danone SA	575,174	38,320,171
Dassault Aviation SA	121,671	23,045,505
Edenred SE	86,968	5,194,467
Getlink SE	643,672	11,091,165
Ipsen SA	179,831	20,734,356
La Francaise des Jeux SAEM(c)	408,248	16,547,760
L’Oreal SA	11,031	5,278,929
Orange SA	7,512,720	89,340,683
Sanofi SA	1,001,880	100,333,809
Thales SA	266,601	38,991,476
TotalEnergies SE	898,111	58,265,476

		505,858,878

Germany — 4.4%
Beiersdorf AG	537,082	78,596,392
Deutsche Boerse AG	141,165	28,111,548
Deutsche Telekom AG, Registered	2,466,845	60,555,640
Hannover Rueck SE	132,555	31,775,671
Henkel AG & Co. KGaA	587,197	40,158,787
Merck KGaA	102,947	16,891,080
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	52,578	22,383,450
SAP SE	173,236	30,012,544

Security	Shares	Value

Germany (continued)
Symrise AG, Class A	89,153	$9,198,246
Talanx AG(a)	81,747	5,735,450

		323,418,808

Hong Kong — 6.6%
BOC Hong Kong Holdings Ltd.	16,307,000	39,084,504
CK Asset Holdings Ltd.	916,500	4,135,560
CK Hutchison Holdings Ltd.	6,128,000	31,650,017
CK Infrastructure Holdings Ltd.	5,827,500	34,608,596
CLP Holdings Ltd.	9,205,000	73,211,400
Hang Seng Bank Ltd.	6,665,900	69,393,141
HKT Trust & HKT Ltd., Class SS	32,660,349	39,233,564
Hong Kong & China Gas Co. Ltd.	41,802,799	29,747,999
Hongkong Land Holdings Ltd.	1,140,300	3,559,452
Jardine Matheson Holdings Ltd.	654,400	26,276,852
MTR Corp. Ltd.	14,268,748	46,420,657
Power Assets Holdings Ltd.	12,914,000	75,613,856
Sun Hung Kai Properties Ltd.	1,321,500	12,334,069

		485,269,667

Ireland — 0.3%
Kerry Group PLC, Class A	268,626	23,943,711

Israel — 2.0%
Bank Hapoalim BM	3,734,186	31,770,122
Bank Leumi Le-Israel BM	2,322,065	17,636,468
Check Point Software Technologies Ltd.(a)(b)	261,574	41,571,956
Elbit Systems Ltd.	133,028	27,441,454
ICL Group Ltd.	2,054,002	9,342,197
Isracard Ltd.	2	6
Israel Discount Bank Ltd., Class A	1,340,504	6,502,637
Mizrahi Tefahot Bank Ltd.	327,322	12,182,044

		146,446,884

Italy — 2.7%
Eni SpA	1,731,148	27,596,818
Ferrari NV	184,268	64,261,098
Infrastrutture Wireless Italiane SpA(c)	580,951	7,024,875
Leonardo SpA	475,954	8,307,331
Recordati Industria Chimica e Farmaceutica SpA	654,994	36,151,913
Snam SpA	7,191,911	35,124,888
Terna - Rete Elettrica Nazionale	2,199,187	18,543,652

		197,010,575

Japan — 27.7%
Astellas Pharma Inc.	1,697,500	19,763,097
Bandai Namco Holdings Inc.	366,800	7,942,151
Bridgestone Corp.	462,200	20,028,366
Canon Inc.	2,294,700	63,212,386
Central Japan Railway Co.	2,371,200	59,262,541
Chiba Bank Ltd. (The)	3,193,600	23,665,411
Chubu Electric Power Co. Inc.	2,599,500	33,722,498
Chugai Pharmaceutical Co. Ltd.	977,600	35,164,486
Concordia Financial Group Ltd.	3,556,900	16,950,209
Dai Nippon Printing Co. Ltd.	352,600	10,204,224
Daiwa House Industry Co. Ltd.	626,000	19,357,136
East Japan Railway Co.	728,500	41,664,825
ENEOS Holdings Inc.	5,854,500	23,643,709
Fast Retailing Co. Ltd.	20,200	5,392,931
FUJIFILM Holdings Corp.	119,500	7,574,495
Hankyu Hanshin Holdings Inc.	313,700	9,597,815
Hirose Electric Co. Ltd.	283,200	32,951,108
Idemitsu Kosan Co. Ltd.	1,819,300	10,102,535
ITOCHU Corp.	750,400	34,056,230
Japan Post Bank Co. Ltd.	5,310,200	55,225,263

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Post Holdings Co. Ltd.	4,699,500	$44,986,816
Japan Post Insurance Co. Ltd.	159,400	2,984,268
Japan Tobacco Inc.	1,698,700	44,773,288
Kao Corp.	178,200	7,050,939
KDDI Corp.	1,256,200	41,624,232
Keisei Electric Railway Co. Ltd.	238,300	10,783,043
Kintetsu Group Holdings Co. Ltd.	967,700	29,860,760
Kirin Holdings Co. Ltd.	467,800	6,724,137
Kyocera Corp.	841,600	12,321,083
Kyowa Kirin Co. Ltd.	1,197,800	18,867,704
McDonald’s Holdings Co. Japan Ltd.(b)	807,200	35,940,155
MEIJI Holdings Co. Ltd.	1,413,500	34,184,944
Mitsubishi UFJ Financial Group Inc.	2,238,200	20,964,204
Mizuho Financial Group Inc.	3,112,020	56,519,137
MS&AD Insurance Group Holdings Inc.	204,300	8,436,514
NEC Corp.	509,500	33,293,127
Nippon Express Holdings Inc.	67,200	3,999,833
Nippon Telegraph & Telephone Corp.	60,334,200	75,764,922
Nissin Foods Holdings Co. Ltd.	1,492,800	48,294,133
Nitori Holdings Co. Ltd.	132,400	17,328,738
Nomura Research Institute Ltd.	222,200	6,795,658
Obayashi Corp.	1,746,100	16,162,841
Obic Co. Ltd.	194,100	29,815,612
Odakyu Electric Railway Co. Ltd.	736,100	11,247,970
Oji Holdings Corp.	4,279,100	16,730,558
Ono Pharmaceutical Co. Ltd.	1,939,100	34,950,584
Oracle Corp. Japan	181,600	14,311,738
Oriental Land Co. Ltd./Japan	326,200	12,115,091
Osaka Gas Co. Ltd.	1,869,500	39,365,784
Otsuka Corp.	350,700	14,756,672
Otsuka Holdings Co. Ltd.	2,537,000	99,725,208
Pan Pacific International Holdings Corp.	1,120,700	24,225,592
SCSK Corp.	1,417,700	27,835,990
Secom Co. Ltd.	977,000	70,910,981
Sekisui Chemical Co. Ltd.	787,100	11,237,850
Sekisui House Ltd.	1,628,800	36,768,847
SG Holdings Co. Ltd.	912,400	11,815,672
Shimizu Corp.	3,604,500	24,128,970
Shionogi & Co. Ltd.	373,700	17,936,259
Shizuoka Financial Group Inc., NVS	4,141,700	37,855,153
SoftBank Corp.	7,126,000	94,674,918
Sumitomo Mitsui Financial Group Inc.	300,700	15,640,414
Suntory Beverage & Food Ltd.	998,100	32,562,779
Takeda Pharmaceutical Co. Ltd.	2,108,100	61,958,069
Tobu Railway Co. Ltd.	1,316,300	34,859,914
Tokio Marine Holdings Inc.	737,700	19,451,247
Tokyo Gas Co. Ltd.	1,147,300	26,355,618
Tokyu Corp.	1,596,900	18,738,471
USS Co. Ltd.	1,900,600	35,943,016
West Japan Railway Co.	388,100	16,164,177
Yakult Honsha Co. Ltd.	788,100	17,213,354
Yamato Holdings Co. Ltd.	573,400	9,912,036
Zensho Holdings Co. Ltd.	56,900	2,786,319

		2,029,136,755

Netherlands — 4.6%
Davide Campari-Milano NV	480,316	4,866,193
Heineken Holding NV	207,085	17,376,010
Heineken NV	250,502	25,199,375
JDE Peet’s NV	904,160	22,319,519
Koninklijke Ahold Delhaize NV	3,310,651	93,105,939
Koninklijke KPN NV	19,705,636	67,033,461
Qiagen NV, NVS	1,189,732	51,618,670

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	370,668	$54,642,779

		336,161,946

New Zealand — 0.6%
Auckland International Airport Ltd.	3,723,889	19,199,974
Mercury NZ Ltd.	1,548,400	6,388,601
Meridian Energy Ltd.	1,416,989	4,800,460
Spark New Zealand Ltd.	4,309,193	13,999,678

		44,388,713

Norway — 0.1%
Telenor ASA	402,621	4,467,505

Portugal — 0.7%
Galp Energia SGPS SA	1,593,201	25,079,760
Jeronimo Martins SGPS SA	1,011,275	22,999,752

		48,079,512

Singapore — 4.0%
DBS Group Holdings Ltd.	2,844,200	67,365,682
Genting Singapore Ltd.	33,274,200	24,989,061
Oversea-Chinese Banking Corp. Ltd.	5,697,899	54,502,508
Singapore Exchange Ltd.	7,246,200	50,597,560
Singapore Technologies Engineering Ltd.(b)	13,985,600	38,753,227
United Overseas Bank Ltd.	2,785,400	58,712,164

		294,920,202

Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	159,016	6,274,849
Aena SME SA(c)	151,213	26,750,664
CaixaBank SA	2,483,873	10,591,210
Enagas SA	342,777	5,580,334
Endesa SA	945,338	18,728,992
Iberdrola SA	2,607,552	31,397,420
Iberdrola SA, NVS	47,445	571,278
Industria de Diseno Textil SA	2,358,557	100,845,684
Naturgy Energy Group SA	526,848	14,186,833
Redeia Corp. SA	2,654,438	44,170,165
Repsol SA	1,547,885	22,859,600

		281,957,029

Sweden — 0.1%
Swedish Orphan Biovitrum AB(a)	276,450	7,759,434

Switzerland — 14.3%
Alcon Inc.	65,500	4,930,512
Baloise Holding AG, Registered	141,944	22,674,292
Banque Cantonale Vaudoise, Registered	279,799	35,824,448
Barry Callebaut AG, Registered	18,305	26,736,412
BKW AG	195,756	31,099,440
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	945	12,009,956
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,408,421
EMS-Chemie Holding AG, Registered	44,941	33,926,619
Givaudan SA, Registered	7,441	30,943,671
Helvetia Holding AG, Registered	111,438	16,093,925
Holcim AG	144,934	11,069,889
Kuehne + Nagel International AG, Registered	137,641	46,643,732
Nestle SA, Registered	854,915	97,418,015
Novartis AG, Registered	1,104,388	114,208,869
Roche Holding AG, Bearer	205,628	62,290,362
Roche Holding AG, NVS	310,582	88,427,774
Sandoz Group AG(a)	144,121	4,942,627
Schindler Holding AG, Registered	189,506	45,110,164
SGS SA	540,460	49,941,654
Swatch Group AG (The), Registered	139,928	6,366,589

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swiss Prime Site AG, Registered	701,669	$71,068,786
Swiss Re AG	116,150	13,299,226
Swisscom AG, Registered	183,978	110,071,010
Zurich Insurance Group AG	213,387	108,419,696

		1,045,926,089

United Kingdom — 10.2%
AstraZeneca PLC	552,358	73,229,878
BAE Systems PLC	6,550,050	97,572,585
British American Tobacco PLC	278,415	8,208,678
Bunzl PLC	640,455	26,027,941
Coca-Cola Europacific Partners PLC	63,095	4,347,245
Compass Group PLC	1,027,475	28,300,516
Diageo PLC	155,730	5,624,635
GSK PLC	4,643,899	91,845,796
Haleon PLC	1,714,905	6,965,538
Hikma Pharmaceuticals PLC	384,205	9,373,470
HSBC Holdings PLC	1,074,504	8,389,407
National Grid PLC	5,731,660	76,340,574
Pearson PLC	1,198,479	14,702,673
Reckitt Benckiser Group PLC	756,533	54,698,012
RELX PLC	1,521,158	62,784,365
Sage Group PLC (The)	759,047	11,300,632
Shell PLC	1,226,385	38,020,765
Tesco PLC	8,560,085	31,018,490
Unilever PLC	1,919,749	93,415,397
United Utilities Group PLC	362,783	4,886,238

		747,052,835

Total Common Stocks — 99.4% (Cost: $6,980,038,510)		7,287,512,191

Rights

Spain — 0.0%

ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	159,178	72,938

Total Rights — 0.0% (Cost: $79,066)		72,938

Total Long-Term Investments — 99.4% (Cost: $6,980,117,576)		7,287,585,129

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	4,577,557	$4,580,304
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	1,340,000	1,340,000

Total Short-Term Securities — 0.1% (Cost: $5,918,510)		5,920,304

Total Investments — 99.5% (Cost: $6,986,036,086)		7,293,505,433

Other Assets Less Liabilities — 0.5%		38,450,033

Net Assets — 100.0%		$7,331,955,466

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$11,820,223	$—		$(7,243,307	)(a)	$2,814	$574	$4,580,304	4,577,557	$25,786	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	50,000	(a)	—		—	—	1,340,000	1,340,000	88,596		—

						$2,814	$574	$5,920,304		$114,382		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	71	03/07/24	$12,328	$841,123
Euro STOXX 50 Index	151	03/15/24	7,652	126,134
FTSE 100 Index	66	03/15/24	6,412	(48,084)
SPI 200 Index	67	03/21/24	8,462	72,691
2-Year U.S. Treasury Note	42	03/28/24	8,638	13,378

				$1,005,242

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,039,948	$—	$13,378	$—	$1,053,326

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$48,084	$—	$—	$—	$48,084

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,487,665	$—	$(46,512)	$—	$1,441,153

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(192,927)	$—	$100,072	$—	$(92,855)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$46,416,944

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI EAFE Min Vol Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$105,041,681	$7,182,470,510	$—	$7,287,512,191
Rights	72,938	—	—	72,938
Short-Term Securities
Money Market Funds	5,920,304	—	—	5,920,304

	$111,034,923	$7,182,470,510	$—	$7,293,505,433

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,039,948	$—	$1,039,948
Interest Rate Contracts	13,378	—	—	13,378
Liabilities
Equity Contracts	—	(48,084)	—	(48,084)

	$13,378	$991,864	$—	1,005,242

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$124,464,724	$972,647,576	$534,750,903	$7,287,585,129
Investments, at value — affiliated(c)	2,625,709	5,262,903	18,655,783	5,920,304
Cash	4,310	1,210	1,741	1,968
Cash pledged for futures contracts	5,000	—	—	46,000
Foreign currency collateral pledged for futures contracts(d)	—	272,561	79,973	1,931,553
Foreign currency, at value(e)	152,325	1,628,583	676,964	13,692,027
Receivables:
Securities lending income — affiliated	7,115	365	27,832	3,186
Dividends — unaffiliated	109,202	791,631	571,388	7,693,405
Dividends — affiliated	276	539	392	3,249
Tax reclaims	38,245	2,125,528	454,219	20,950,052

Total assets	127,406,906	982,730,896	555,219,195	7,337,826,873

LIABILITIES
Collateral on securities loaned, at value	2,425,057	5,112,822	18,540,162	4,539,677
Payables:
Capital shares redeemed	—	194	—	—
Deferred foreign capital gain tax	170,410	—	—	—
Investment advisory fees	20,580	122,275	104,657	1,247,115
Professional fees	—	58,513	—	—
Variation margin on futures contracts	868	18,469	5,993	84,615

Total liabilities	2,616,915	5,312,273	18,650,812	5,871,407

Commitments and contingent liabilities

NET ASSETS	$124,789,991	$977,418,623	$536,568,383	$7,331,955,466

NET ASSETS CONSIST OF

Paid-in capital	$113,224,979	$1,053,040,961	$528,544,958	$7,888,332,075
Accumulated earnings (loss)	11,565,012	(75,622,338)	8,023,425	(556,376,609)

NET ASSETS	$124,789,991	$977,418,623	$536,568,383	$7,331,955,466

NET ASSET VALUE

Shares outstanding	3,250,000	34,800,000	17,100,000	106,300,000

Net asset value	$38.40	$28.09	$31.38	$68.97

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$104,784,261	$884,973,616	$514,015,578	$6,980,117,576
(b) Securities loaned, at value	$2,314,759	$2,599,738	$15,519,303	$4,282,266
(c) Investments, at cost — affiliated	$2,612,835	$5,262,583	$18,649,330	$5,918,510
(d) Foreign currency collateral pledged, at cost	$—	$283,300	$81,331	$2,095,104
(e) Foreign currency, at cost	$170,144	$1,633,662	$678,301	$13,702,194

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	iShares Global Equity Factor ETF	iShares International Equity Factor ETF	iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,119,563	$10,915,504	$7,447,824	$85,275,608
Dividends — affiliated	5,268	14,066	13,953	88,596
Interest — unaffiliated	736	8,762	4,988	47,546
Securities lending income — affiliated — net	25,273	19,348	202,684	25,786
Other income — unaffiliated	—	55,070	—	—
Foreign taxes withheld	(66,750)	(800,478)	(595,530)	(5,246,221)
Foreign withholding tax claims	—	518,811	—	—
Other foreign taxes	(399)	—	—	—

Total investment income	1,083,691	10,731,083	7,073,919	80,191,315

EXPENSES
Investment advisory	117,718	710,770	636,633	7,376,101
Commitment costs	273	—	—	—
Interest expense	202	—	285	2,642
Professional	—	61,175	—	3,782

Total expenses	118,193	771,945	636,918	7,382,525

Net investment income	965,498	9,959,138	6,437,001	72,808,790

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	837,400	(2,016,833)	404,758	11,023,981
Investments — affiliated	116	1,744	688	2,814
Foreign currency transactions	(3,702)	28,814	(10,450)	(40,696)
Futures contracts	(792)	257,468	(40,773)	1,441,153
In-kind redemptions — unaffiliated(b)	935,276	6,519,170	3,207,153	65,919,975
In-kind redemptions — affiliated(b)	(430)	—	—	—

	1,767,868	4,790,363	3,561,376	78,347,227

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	3,935,025	15,522,754	(15,515,003)	(68,100,168)
Investments — affiliated	5,002	(69)	4,450	574
Foreign currency translations	(13,624)	(26,949)	(25,179)	(516,528)
Futures contracts	(14,169)	(51,333)	(76,576)	(92,855)

	3,912,234	15,444,403	(15,612,308)	(68,708,977)

Net realized and unrealized gain (loss)	5,680,102	20,234,766	(12,050,932)	9,638,250

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,645,600	$30,193,904	$(5,613,931)	$82,447,040

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(17,158)	$—	$—	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(112,806)	$—	$—	$—

See notes to financial statements.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Global Equity Factor ETF		iShares International Equity Factor ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$965,498	$2,924,803	$9,959,138	$31,708,432
Net realized gain (loss)	1,767,868	(2,195,725)	4,790,363	(8,918,633)
Net change in unrealized appreciation (depreciation)	3,912,234	14,255,701	15,444,403	105,030,879

Net increase in net assets resulting from operations	6,645,600	14,984,779	30,193,904	127,820,678

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,872,187)	(2,972,728)	(15,733,631)	(24,688,142)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,831,714)	(6,755,470)	(1,802,848)	36,882,133

NET ASSETS
Total increase (decrease) in net assets	(58,301)	5,256,581	12,657,425	140,014,669
Beginning of period	124,848,292	119,591,711	964,761,198	824,746,529

End of period	$124,789,991	$124,848,292	$977,418,623	$964,761,198

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets (continued)

		iShares International Small-Cap Equity Factor ETF	iShares MSCI EAFE Min Vol Factor ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,437,001	$19,239,896	$72,808,790		$219,707,487
Net realized gain (loss)	3,561,376	(8,739,532)	78,347,227		(16,191,748)
Net change in unrealized appreciation (depreciation)	(15,612,308)	39,346,440	(68,708,977)		615,833,330

Net increase (decrease) in net assets resulting from operations	(5,613,931)	49,846,804	82,447,040		819,349,069

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,497,569)	(15,328,281)	(87,560,494	)(b)	(204,048,443)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(64,305,337)	358,878,061	(385,826,896)		1,173,620,233

NET ASSETS
Total increase (decrease) in net assets	(82,416,837)	393,396,584	(390,940,350)		1,788,920,859
Beginning of period	618,985,220	225,588,636	7,722,895,816		5,933,974,957

End of period	$536,568,383	$618,985,220	$7,331,955,466		$7,722,895,816

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		iShares Global Equity Factor ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$36.72		$33.22	$38.13	$29.39	$29.23	$30.57

Net investment income(a)	0.30		0.83	0.81	0.66	0.57	0.66
Net realized and unrealized gain (loss)(b)	1.97		3.52	(4.99)	8.73	0.28	(1.36)

Net increase (decrease) from investment operations	2.27		4.35	(4.18)	9.39	0.85	(0.70)

Distributions from net investment income(c)		(0.59)	(0.85)	(0.73)	(0.65)	(0.69)	(0.64)

Net asset value, end of period	$38.40		$36.72	$33.22	$38.13	$29.39	$29.23

Total Return(d)
Based on net asset value	6.24	%(e)	13.34%	(11.08)%	32.16%	2.90%	(2.10)%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.26%	0.35%	0.35%	0.35%	0.35%

Net investment income	1.64	%(g)	2.50%	2.24%	1.92%	2.00%	2.30%

Supplemental Data
Net assets, end of period (000)	$124,790		$124,848	$119,592	$133,463	$114,623	$112,537

Portfolio turnover rate(h)		12%	112%	51%	48%	43%	43%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares International Equity Factor ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$27.64		$24.62		$30.13	$23.89	$25.68	$28.29

Net investment income(a)	0.28	(b)	0.90	(b)	0.98	0.79	0.60	0.86
Net realized and unrealized gain (loss)(c)	0.63		2.83		(5.09)	6.35	(1.61)	(2.66)

Net increase (decrease) from investment operations	0.91		3.73		(4.11)	7.14	(1.01)	(1.80)

Distributions from net investment income(d)		(0.46)		(0.71)	(1.40)	(0.90)	(0.78)	(0.81)

Net asset value, end of period	$28.09		$27.64		$24.62	$30.13	$23.89	$25.68

Total Return(e)
Based on net asset value	3.31	%(b)(f)	15.37	%(b)	(13.97)%	29.97%	(4.03)%	(6.26)%

Ratios to Average Net Assets(g)
Total expenses	0.16	%(h)		0.15%	0.25%	0.30%	0.30%	0.30%

Total expenses excluding professional fees for foreign withholding tax claims	0.15	%(h)		0.15%	0.25%	N/A	N/A	0.30%

Net investment income	2.10	%(b)(h)	3.57	%(b)	3.54%	2.89%	2.44%	3.31%

Supplemental Data
Net assets, end of period (000)	$977,419		$964,761		$824,747	$897,810	$910,213	$1,271,005

Portfolio turnover rate(i)		11%		23%	113%	45%	40%	44%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the period ended January 31, 2024 and year ended July 31, 2023, respectively:

• Net investment income per share by $0.01 and $0.01.

• Total return by 0.05% and 0.03%.

• Ratio of net investment income to average net assets by 0.10% and 0.03%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares International Small-Cap Equity Factor ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$32.07		$30.90	$37.47	$28.44	$28.88	$31.73

Net investment income(a)	0.36		1.15	1.08	0.78	0.68	0.77
Net realized and unrealized gain (loss)(b)		(0.32)	0.87	(6.15)	9.15	(0.32)	(2.97)

Net increase (decrease) from investment operations	0.04		2.02	(5.07)	9.93	0.36	(2.20)

Distributions from net investment income(c)		(0.73)	(0.85)	(1.50)	(0.90)	(0.80)	(0.65)

Net asset value, end of period	$31.38		$32.07	$30.90	$37.47	$28.44	$28.88

Total Return(d)
Based on net asset value	0.13	%(e)	6.73%	(13.81)%	35.22%	1.16%	(6.80)%

Ratios to Average Net Assets(f)
Total expenses	0.23	%(g)	0.28%	0.40%	0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.28%	N/A	N/A	N/A	N/A

Net investment income	2.33	%(g)	3.79%	3.16%	2.31%	2.44%	2.67%

Supplemental Data
Net assets, end of period (000)	$536,568		$618,985	$225,589	$194,819	$122,273	$77,964

Portfolio turnover rate(h)		13%	120%	52%	47%	47%	45%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Min Vol Factor ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$68.83		$65.71		$77.27		$66.79	$71.90	$72.92

Net investment income(a)	0.66		2.00	(b)	1.72	(b)	1.79	1.86	2.15
Net realized and unrealized gain (loss)(c)	0.30		2.93		(11.54)		9.96	(4.26)	(1.01)

Net increase (decrease) from investment operations	0.96		4.93		(9.82)		11.75	(2.40)	1.14

Distributions from net investment income(d)	(0.82	)(e)	(1.81)		(1.74)		(1.27)	(2.71)	(2.16)

Net asset value, end of period	$68.97		$68.83		$65.71		$77.27	$66.79	$71.90

Total Return(f)
Based on net asset value	1.43	%(g)	7.62	%(b)	(12.76	)%(b)	17.61%	(3.51)%	1.68%

Ratios to Average Net Assets(h)
Total expenses	0.20	%(i)	0.33%		0.32%		0.32%	0.32%	0.32%

Total expenses after fees waived	0.20	%(i)	0.20%		0.20%		0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	0.20	%(i)	0.31%		0.32%		0.32%	N/A	0.32%

Net investment income	1.97	%(i)	3.08	%(b)	2.36	%(b)	2.48%	2.65%	3.04%

Supplemental Data
Net assets, end of period (000)	$7,331,955		$7,722,896		$5,933,975		$8,631,346	$10,559,196	$11,295,536

Portfolio turnover rate(j)		11%	25%		23%		25%	23%	22%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2023 and July 31, 2022 respectively:

• Net investment income per share by $0.09 and $0.01.

• Total return by 0.13% and 0.02%.

• Ratio of net investment income to average net assets by 0.13% and 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Global Equity Factor	Diversified
International Equity Factor	Diversified
International Small-Cap Equity Factor	Diversified
MSCI EAFE Min Vol Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Global Equity Factor
Barclays Bank PLC	$396,039	$(396,039)	$—		$—
Barclays Capital, Inc.	5,533	(5,533)	—		—
BNP Paribas SA	898	(898)	—		—
BofA Securities, Inc.	118,635	(118,635)	—		—
J.P. Morgan Securities LLC	664,335	(664,335)	—		—
Jefferies LLC	201,955	(201,955)	—		—
Toronto-Dominion Bank	901,758	(901,758)	—		—
UBS AG	25,606	(25,606)	—		—

	$2,314,759	$(2,314,759)	$—		$—

International Equity Factor
BofA Securities, Inc.	$2,434,122	$(2,434,122)	$—		$—
HSBC Bank PLC	131,290	(131,290)	—		—
Jefferies LLC	34,326	(34,326)	—		—

	$2,599,738	$(2,599,738)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

International Small-Cap Equity Factor
BNP Paribas SA	$293,783	$(293,783)	$—		$—
BofA Securities, Inc.	3,571,882	(3,571,882)	—		—
Citigroup Global Markets, Inc.	693,722	(693,722)	—		—
Goldman Sachs & Co. LLC	5,232,910	(5,232,910)	—		—
HSBC Bank PLC	1,108,136	(1,108,136)	—		—
J.P. Morgan Securities LLC	2,367,020	(2,367,020)	—		—
Jefferies LLC	85,517	(85,517)	—		—
Macquarie Bank Ltd.	22,390	(22,390)	—		—
Scotia Capital (USA), Inc.	491,985	(491,985)	—		—
SG Americas Securities LLC	202,914	(202,914)	—		—
State Street Bank & Trust Co.	328,888	(328,888)	—		—
Toronto-Dominion Bank	18,151	(18,151)	—		—
UBS AG	1,102,005	(1,102,005)	—		—

	$15,519,303	$(15,519,303)	$—		$—

MSCI EAFE Min Vol Factor
BofA Securities, Inc.	$4,047,304	$(4,047,304)	$—		$—
Morgan Stanley	127,901	(127,901)	—		—
Scotia Capital (USA), Inc.	1,271	(1,271)	—		—
State Street Bank & Trust Co.	105,790	(105,790)	—		—

	$4,282,266	$(4,282,266)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Global Equity Factor	0.20%
International Equity Factor	0.15
International Small-Cap Equity Factor	0.23
MSCI EAFE Min Vol Factor	0.20

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses. For the iShares Global Equity Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For the six months ended January 31, 2024, there were no fees waived by BFA pursuant to these arrangements.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Global Equity Factor	$5,191
International Equity Factor	3,046
International Small-Cap Equity Factor	42,765
MSCI EAFE Min Vol Factor	6,845

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Global Equity Factor	$3,921,206	$4,937,538	$367,376

International Equity Factor	27,122,650	34,676,125	(13,607)

International Small-Cap Equity Factor	5,855,597	6,529,369	801,861

MSCI EAFE Min Vol Factor	170,006,275	209,029,730	15,059,659

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Global Equity Factor	$13,827,565	$15,279,651
International Equity Factor	107,274,589	111,579,779
International Small-Cap Equity Factor	72,390,256	79,648,617
MSCI EAFE Min Vol Factor	814,809,740	828,536,722

For the six months ended January 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Global Equity Factor	$3,240,661	$7,373,464
International Equity Factor	56,932,814	59,396,275
International Small-Cap Equity Factor	—	61,433,472
MSCI EAFE Min Vol Factor	—	383,549,093

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
Global Equity Factor	$(9,276,181)
International Equity Factor	(162,907,834)
International Small-Cap Equity Factor	(11,482,387)
MSCI EAFE Min Vol Factor	(907,199,877)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements (unaudited) (continued)

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Global Equity Factor	$107,909,611	$24,233,120	$(5,049,624)	$19,183,496
International Equity Factor	897,397,557	137,667,418	(57,042,469)	80,624,949
International Small-Cap Equity Factor	539,499,138	64,657,403	(50,708,653)	13,948,750
MSCI EAFE Min Vol Factor	7,026,768,836	819,195,756	(551,453,917)	267,741,839

9.	LINE OF CREDIT

The iShares Global Equity Factor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended January 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

Global Equity Factor	$154,000	$4,185	6.41%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/24		Year Ended 07/31/23

iShares ETF	Shares	Amount	Shares	Amount

Global Equity Factor

Shares sold	100,000	$3,796,138	—	$—
Shares redeemed	(250,000)	(8,627,852)	(200,000)	(6,755,470)

	(150,000)	$(4,831,714)	(200,000)	$(6,755,470)

International Equity Factor

Shares sold	2,200,000	$58,008,184	5,900,000	$144,097,934
Shares redeemed	(2,300,000)	(59,811,032)	(4,500,000)	(107,215,801)

	(100,000)	$(1,802,848)	1,400,000	$36,882,133

International Small-Cap Equity Factor

Shares sold	—	$—	12,000,000	$358,878,061
Shares redeemed	(2,200,000)	(64,305,337)	—	—

	(2,200,000)	$(64,305,337)	12,000,000	$358,878,061

MSCI EAFE Min Vol Factor

Shares sold	—	$—	33,000,000	$1,899,904,596
Shares redeemed	(5,900,000)	(385,826,896)	(11,100,000)	(726,284,363)

	(5,900,000)	$(385,826,896)	21,900,000	$1,173,620,233

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares International Equity Factor ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Global Equity Factor ETF, iShares International Equity Factor ETF, iShares International Small-Cap Equity Factor ETF and iShares MSCI EAFE Min Vol Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2024

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI EAFE Min Vol Factor(a)	$0.809069	$—	$0.012324	$0.821393	98%	—%	2%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	57

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	59

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iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and STOXX Ltd., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-719-0124

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Core MSCI EAFE ETF | IEFA | Cboe BZX

•  iShares Core MSCI Europe ETF | IEUR | NYSE Arca

•  iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca

•  iShares Core MSCI Pacific ETF | IPAC | NYSE Arca

•  iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of January 31, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2024	iShares® Core MSCI EAFE ETF

Investment Objective

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.91%	7.60%	6.57%	4.84%	7.60%	37.47%	60.43%
Fund Market	1.88	7.70	6.63	4.89	7.70	37.85	61.22
Index	2.86	9.09	6.57	4.76	9.09	37.48	59.17

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,019.10	$ 0.36		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	18.0%
Industrials	17.3
Consumer Discretionary	12.2
Health Care	12.1
Information Technology	9.2
Consumer Staples	8.8
Materials	7.6
Communication Services	4.2
Energy	4.0
Real Estate	3.4
Utilities	3.2

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	24.7%
United Kingdom	14.3
France	10.7
Switzerland	9.5
Germany	7.8
Australia	7.7
Netherlands	4.5
Sweden	3.4
Denmark	3.4
Italy	2.7

4	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024	iShares® Core MSCI Europe ETF

Investment Objective

The iShares Core MSCI Europe ETF(the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	1.61%	8.45%	7.44%	3.77%	8.45%	43.15%	42.92%
Fund Market	1.86	8.34	7.52	3.79	8.34	43.67	43.16
Index	2.12	9.48	7.36	3.63	9.48	42.66	40.97

The inception date of the Fund was June 10, 2014. The first day of secondary market trading was June 12, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,016.10	$ 0.46		$ 1,000.00	$ 1,024.70	$ 0.46		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	17.6%
Industrials	16.8
Health Care	14.8
Consumer Staples	10.8
Consumer Discretionary	10.7
Information Technology	8.0
Materials	6.9
Energy	5.3
Utilities	3.9
Communication Services	3.4
Real Estate	1.8

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

United Kingdom	22.7%
France	17.0
Switzerland	15.1
Germany	12.4
Netherlands	7.1
Sweden	5.4
Denmark	5.3
Italy	4.2
Spain	3.9
Finland	1.8

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2024	iShares® Core MSCI International Developed Markets ETF

Investment Objective

The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States, as represented by the MSCI World ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	1.87%	7.13%	6.80%	6.07%	7.13%	38.94%	49.86%
Fund Market	1.84	7.05	6.89	6.09	7.05	39.50	50.08
Index	2.72	8.53	6.75	5.94	8.53	38.64	48.58

The inception date of the Fund was March 21, 2017. The first day of secondary market trading was March 23, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,018.70	$ 0.20		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	19.5%
Industrials	16.8
Consumer Discretionary	11.3
Health Care	10.9
Information Technology	9.2
Consumer Staples	8.4
Materials	8.0
Energy	5.5
Communication Services	3.9
Real Estate	3.3
Utilities	3.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	22.2%
United Kingdom	12.9
Canada	10.4
France	9.6
Switzerland	8.5
Germany	7.0
Australia	6.8
Netherlands	4.1
Sweden	3.0
Denmark	3.0

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024	iShares® Core MSCI Pacific ETF

Investment Objective

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.49%	6.37%	5.05%	4.75%	6.37%	27.93%	56.51%
Fund Market	2.33	6.02	5.01	4.75	6.02	27.71	56.42
Index	4.14	8.54	5.28	4.84	8.54	29.31	57.72

The inception date of the Fund was June 10, 2014. The first day of secondary market trading was June 12, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,024.90	$ 0.46		$ 1,000.00	$ 1,024.70	$ 0.46		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	18.5%
Financials	18.5
Consumer Discretionary	14.9
Information Technology	10.4
Materials	9.1
Health Care	7.5
Real Estate	6.2
Consumer Staples	5.6
Communication Services	5.6
Utilities	1.9
Energy	1.8

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	68.8%
Australia	21.3
Hong Kong	5.3
Singapore	3.9
New Zealand	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2024	iShares® Core MSCI Total International Stock ETF

Investment Objective

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.27)%	4.61%	5.33%	4.35%	4.61%	29.66%	53.02%
Fund Market	(0.33)	4.70	5.31	4.37	4.70	29.55	53.43
Index	0.59	5.90	5.39	4.30	5.90	30.05	52.37

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 997.30	$ 0.35		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	20.0%
Industrials	14.6
Information Technology	12.6
Consumer Discretionary	11.5
Health Care	9.1
Materials	8.0
Consumer Staples	7.7
Energy	5.4
Communication Services	5.0
Utilities	3.1
Real Estate	3.0
Unknown GS	0.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	16.0%
United Kingdom	9.3
Canada	7.6
France	7.0
Switzerland	6.2
China	6.1
India	5.3
Germany	5.1
Australia	5.0
Taiwan	4.8

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments (unaudited) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.6%
Abacus Group	3,130,012	$2,227,293
Abacus Storage King	3,129,936	2,330,603
Accent Group Ltd.	1,731,954	2,275,441
Adbri Ltd.(a)	2,794,995	5,559,546
AGL Energy Ltd.	3,700,998	20,903,031
ALS Ltd.	2,617,134	21,502,457
Altium Ltd.	679,984	21,845,036
Alumina Ltd.(a)	13,830,863	10,405,146
AMP Ltd.	16,107,886	9,768,945
Ampol Ltd.	1,370,795	32,422,695
Ansell Ltd.	707,952	11,134,543
ANZ Group Holdings Ltd.	16,971,254	299,447,258
APA Group	7,151,920	39,557,933
APM Human Services International Ltd.	1,515,359	731,481
ARB Corp. Ltd.	514,727	11,252,110
Arena REIT	1,988,293	4,508,264
Aristocrat Leisure Ltd.	3,323,188	95,809,543
ASX Ltd.	1,094,980	46,812,973
Atlas Arteria Ltd.	6,518,651	22,980,850
AUB Group Ltd.	554,778	11,040,140
Audinate Group Ltd.(a)	134,782	1,451,030
Aurizon Holdings Ltd.	10,377,392	25,580,595
Aussie Broadband Ltd.(a)	1,091,120	2,731,733
Austal Ltd.	2,163,438	2,870,091
Australian Agricultural Co. Ltd.(a)(b)	2,570,872	2,462,466
Australian Clinical Labs Ltd.(b)	600,488	1,177,962
AVZ Minerals Ltd.(a)(b)(c)	12,873,189	3,952,473
Bank of Queensland Ltd.	3,610,697	14,175,450
Bapcor Ltd.	2,139,400	7,831,292
Beach Energy Ltd.	9,876,198	10,598,508
Bega Cheese Ltd.	1,743,411	4,248,843
Bellevue Gold Ltd.(a)	6,790,281	5,873,722
Bendigo & Adelaide Bank Ltd.	3,079,835	19,676,871
BHP Group Ltd.	28,768,096	880,131,360
BlueScope Steel Ltd.	2,573,605	39,294,594
Boral Ltd.(a)	2,117,267	7,297,002
Boss Energy Ltd. (a)	2,379,303	8,609,292
Brambles Ltd.	7,880,959	75,143,100
Breville Group Ltd.(b)	570,327	10,079,304
Brickworks Ltd.	395,275	7,545,042
BWP Trust	3,280,036	7,344,766
Calix Ltd.(a)(b)	773,589	849,791
Capricorn Metals Ltd.(a)	1,690,542	5,040,106
CAR Group Ltd.	2,143,980	46,034,060
Centuria Capital Group	3,533,947	3,942,174
Centuria Industrial REIT	3,152,592	6,678,614
Centuria Office REIT	1,142,615	989,307
Cettire Ltd.(a)	882,009	1,793,863
Chalice Mining Ltd.(a)(b)	1,911,148	1,374,070
Challenger Ltd.	3,132,880	13,290,242
Champion Iron Ltd.	2,212,195	12,136,170
Charter Hall Group	2,744,307	21,404,753
Charter Hall Long Wale REIT	3,944,569	9,604,647
Charter Hall Retail REIT	2,699,657	6,522,525
Charter Hall Social Infrastructure REIT	563,995	1,017,493
Cleanaway Waste Management Ltd.	11,860,924	20,079,697
Clinuvel Pharmaceuticals Ltd.(b)	217,137	2,221,324
Cochlear Ltd.	374,210	74,261,570
Codan Ltd./Australia	584,156	3,087,725
Coles Group Ltd.	7,613,662	79,009,811

Security	Shares	Value

Australia (continued)
Collins Foods Ltd.	529,123	$4,148,270
Commonwealth Bank of Australia	9,473,310	722,381,487
Computershare Ltd.	3,175,614	52,598,480
Core Lithium Ltd.(a)(b)	10,966,411	1,377,325
Coronado Global Resources Inc.(d)	4,160,932	4,425,887
Corporate Travel Management Ltd.	760,640	10,061,836
Costa Group Holdings Ltd.	2,512,960	5,228,454
Credit Corp. Group Ltd.	389,056	4,325,203
Cromwell Property Group	12,697,431	3,425,099
CSL Ltd.	2,747,236	539,495,420
CSR Ltd.	3,041,360	13,695,147
Data#3 Ltd.	416,713	2,650,124
De Grey Mining Ltd.(a)	8,493,319	6,758,843
Deep Yellow Ltd.(a)	3,042,173	2,873,145
Deterra Royalties Ltd.	2,509,727	9,038,639
Dexus	6,133,542	31,039,805
Dexus Industria REIT	339,456	620,207
Dicker Data Ltd.(b)	294,438	2,166,119
Domain Holdings Australia Ltd.	2,131,885	4,626,072
Domino’s Pizza Enterprises Ltd.	379,569	9,763,059
Downer EDI Ltd.	3,852,354	10,491,691
Eagers Automotive Ltd.	823,042	7,589,266
Elders Ltd.	930,616	5,436,495
Endeavour Group Ltd./Australia	8,161,800	29,870,031
Evolution Mining Ltd.	10,936,095	22,908,321
EVT Ltd.	599,076	4,887,112
Firefinch Ltd.(a)(b)(c)	5,815,203	495,958
FleetPartners Group Ltd., NVS(a)	1,451,280	2,898,022
Flight Centre Travel Group Ltd.	1,012,345	13,986,443
Fortescue Ltd.	9,627,058	186,059,721
G8 Education Ltd.	4,390,430	3,039,645
Genesis Minerals Ltd.(a)	2,458,298	2,605,985
Gold Road Resources Ltd.	6,242,599	6,167,984
Goodman Group	9,753,872	161,906,178
GPT Group (The)	11,481,338	34,700,904
GrainCorp Ltd., Class A	1,274,706	6,697,167
Growthpoint Properties Australia Ltd.	772,930	1,209,657
GUD Holdings Ltd.	899,861	7,142,730
Hansen Technologies Ltd.	691,228	2,322,141
Harvey Norman Holdings Ltd.	3,585,318	10,303,516
Healius Ltd.(a)	3,789,247	3,409,003
Helia Group Ltd.	2,563,490	8,243,166
HMC Capital Ltd.	1,376,848	5,460,778
HomeCo Daily Needs REIT	8,978,991	7,391,586
HUB24 Ltd.	417,296	10,084,367
IDP Education Ltd.	1,476,178	18,903,572
IGO Ltd.	3,891,537	18,917,589
Iluka Resources Ltd.	2,495,788	11,656,781
Imdex Ltd.	1,831,153	2,020,375
Incitec Pivot Ltd.	10,669,590	18,633,161
Ingenia Communities Group	1,970,188	5,706,739
Inghams Group Ltd.	2,027,098	5,672,428
Insignia Financial Ltd.	3,392,454	4,710,557
Insurance Australia Group Ltd.	13,643,620	53,557,005
Integral Diagnostics Ltd.(b)	571,928	739,170
IPH Ltd.	1,458,235	6,489,199
IRESS Ltd.	1,101,193	5,846,669
James Hardie Industries PLC(a)	2,523,753	94,818,499
JB Hi-Fi Ltd.	629,035	23,401,650
Johns Lyng Group Ltd.	1,171,526	5,170,774
Judo Capital Holdings Ltd.(a)(b)	3,654,204	2,799,022
Jumbo Interactive Ltd.	194,723	1,996,783

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Karoon Energy Ltd.(a)	3,771,147	$4,744,740
Kelsian Group Ltd.	912,656	4,244,769
Lendlease Corp. Ltd.	3,819,561	18,335,732
Leo Lithium Ltd.(a)(b)(c)	5,416,655	1,615,110
Lifestyle Communities Ltd.	411,549	4,789,344
Link Administration Holdings Ltd.	3,002,248	4,253,779
Liontown Resources Ltd.(a)(b)	8,205,689	5,463,974
Lottery Corp. Ltd. (The)	12,531,679	41,133,778
Lovisa Holdings Ltd.	345,737	5,143,699
Lynas Rare Earths Ltd.(a)(b)	5,444,382	20,701,063
MA Financial Group Ltd.	281,198	1,071,489
Maas Group Holdings Ltd.(b)	234,778	623,806
Macquarie Group Ltd.	2,080,972	256,769,919
Magellan Financial Group Ltd.	971,234	5,692,777
McMillan Shakespeare Ltd.	487,732	5,492,070
Medibank Pvt Ltd.	15,529,622	38,880,589
Megaport Ltd.(a)(b)	897,294	7,327,489
Metcash Ltd.	5,575,781	13,226,660
Mineral Resources Ltd.	1,015,524	39,167,547
Mirvac Group	22,268,386	31,295,994
Monadelphous Group Ltd.	609,844	5,465,198
Mount Gibson Iron Ltd.(a)	3,253,439	1,123,680
Nanosonics Ltd.(a)	1,482,346	2,844,612
National Australia Bank Ltd.	17,737,935	374,100,093
National Storage REIT	7,016,880	10,523,304
Netwealth Group Ltd.	690,884	7,504,135
Neuren Pharmaceuticals Ltd., NVS(a)	652,944	10,003,562
New Hope Corp. Ltd.	3,287,764	11,499,411
NEXTDC Ltd.(a)	3,185,636	28,840,065
nib holdings Ltd.	2,641,363	13,969,793
Nick Scali Ltd.	380,398	3,075,525
Nickel Industries Ltd.	10,489,451	5,375,841
Nine Entertainment Co. Holdings Ltd.	8,903,879	11,423,644
Northern Star Resources Ltd.	6,860,443	58,847,546
NRW Holdings Ltd.	2,291,338	4,049,014
Nufarm Ltd./Australia	1,955,248	7,047,914
Objective Corp. Ltd.	40,761	327,046
oOh!media Ltd.	3,531,638	3,686,293
Orica Ltd.	2,521,486	26,593,850
Origin Energy Ltd.	9,868,139	55,076,064
Orora Ltd.	7,505,067	13,641,075
Paladin Energy Ltd.(a)	16,563,669	13,877,544
Perenti Ltd.(a)	3,334,101	1,773,071
Perpetual Ltd.	623,166	10,486,297
Perseus Mining Ltd.	8,568,367	10,089,237
PEXA Group Ltd.(a)	866,013	6,471,694
Pilbara Minerals Ltd.(b)	16,175,579	36,842,555
Pinnacle Investment Management Group Ltd.	750,249	4,949,097
Platinum Asset Management Ltd.	2,920,321	2,236,878
PolyNovo Ltd.(a)	3,808,912	4,680,701
Premier Investments Ltd.	654,849	11,922,944
Pro Medicus Ltd.	316,121	20,825,737
PWR Holdings Ltd.	448,061	3,071,782
Qantas Airways Ltd.(a)	5,105,830	18,408,364
QBE Insurance Group Ltd.	8,411,172	86,606,321
Qube Holdings Ltd.	9,404,058	19,993,536
Ramelius Resources Ltd.	6,354,801	6,600,551
Ramsay Health Care Ltd.	1,050,517	35,022,714
REA Group Ltd.	300,193	35,803,018
Red 5 Ltd.(a)	9,436,341	1,935,588
Reece Ltd.	1,264,269	18,623,101
Region RE Ltd.	6,774,262	9,973,810

Security	Shares	Value

Australia (continued)
Regis Resources Ltd.(a)	4,786,368	$6,527,973
Reliance Worldwide Corp. Ltd.	4,727,346	12,925,020
Rio Tinto Ltd.	2,148,731	184,892,611
Rural Funds Group	715,031	966,895
Sandfire Resources Ltd.(a)(b)	2,867,424	13,475,712
Santos Ltd.	18,811,352	95,071,440
Sayona Mining Ltd.(a)(b)	46,384,311	1,191,838
Scentre Group	28,668,148	56,993,638
SEEK Ltd.	2,022,594	33,343,026
Select Harvests Ltd.(a)(b)	417,303	1,018,431
Seven Group Holdings Ltd.	1,015,759	23,773,959
Sigma Healthcare Ltd.	2,110,603	1,425,755
Silex Systems Ltd.(a)(b)	850,329	2,834,053
Silver Lake Resources Ltd.(a)	5,904,686	4,646,753
Sims Ltd.	990,879	9,281,198
SiteMinder Ltd.(a)	1,195,995	4,088,875
SmartGroup Corp. Ltd.	659,848	4,159,203
Sonic Healthcare Ltd.	2,551,437	53,197,972
South32 Ltd.	25,762,699	55,781,817
Stanmore Resources Ltd.	871,169	2,235,552
Star Entertainment Grp Ltd. (The)(a)	13,431,925	4,874,110
Steadfast Group Ltd.	5,651,753	21,868,742
Stockland	13,365,141	39,468,733
Strike Energy Ltd.(a)(b)	12,103,115	3,391,431
Suncorp Group Ltd.	6,998,640	64,419,230
Super Retail Group Ltd.	951,961	9,824,411
Tabcorp Holdings Ltd.	12,866,336	6,684,227
Technology One Ltd.	1,684,632	17,212,194
Telix Pharmaceuticals Ltd.(a)	1,376,002	10,259,172
Telstra Corp. Ltd.	22,936,243	60,490,509
Temple & Webster Group Ltd.(a)(b)	566,054	3,353,130
Transurban Group	17,473,009	153,504,407
Treasury Wine Estates Ltd.	4,499,293	31,549,591
Tyro Payments Ltd.(a)(b)	2,342,638	1,661,914
Ventia Services Group Pty Ltd.	4,448,517	9,544,183
Vicinity Ltd.	21,824,791	28,970,366
Viva Energy Group Ltd.(d)	6,028,259	13,731,551
Vulcan Steel Ltd.	405,178	1,959,537
Washington H Soul Pattinson & Co. Ltd.	1,359,774	30,395,214
Waypoint REIT Ltd.	3,724,889	5,996,731
Webjet Ltd.(a)(b)	2,233,976	10,838,600
Weebit Nano Ltd.(a)(b)	1,157,459	2,603,418
Wesfarmers Ltd.	6,446,486	244,044,232
West African Resources Ltd.(a)(b)	5,692,564	3,608,123
Westgold Resources Ltd.(a)	1,299,905	1,875,304
Westpac Banking Corp.	19,866,916	311,664,612
Whitehaven Coal Ltd.	4,825,890	26,381,912
WiseTech Global Ltd.	956,974	45,055,389
Woodside Energy Group Ltd.	10,842,474	226,783,505
Woolworths Group Ltd.	6,916,366	162,430,534
Worley Ltd.	2,114,084	20,302,647
Xero Ltd.(a)	831,102	59,489,139
Yancoal Australia Ltd., NVS	1,015,577	3,961,839

		8,118,192,078

Austria — 0.3%
ams-OSRAM AG(a)	5,804,906	13,586,016
ANDRITZ AG	378,476	23,299,915
AT&S Austria Technologie & Systemtechnik AG(b)	145,982	3,526,705
BAWAG Group AG(d)	469,686	24,182,513
CA Immobilien Anlagen AG	295,970	9,716,119
DO & CO AG(b)	41,360	5,766,011
Erste Group Bank AG	1,911,882	82,360,818

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Austria (continued)
EVN AG	200,702	$5,547,000
Immofinanz AG(a)	201,814	4,790,043
Lenzing AG(a)(b)	122,760	4,106,036
Oesterreichische Post AG	198,540	6,719,294
OMV AG	828,566	36,880,634
Palfinger AG	20,220	523,290
Porr AG	21,497	301,625
Raiffeisen Bank International AG	818,186	17,058,564
Schoeller-Bleckmann Oilfield Equipment AG	43,078	2,046,101
Semperit AG Holding(b)	69,508	1,089,201
UNIQA Insurance Group AG	813,276	6,823,732
Verbund AG	386,299	31,413,185
Vienna Insurance Group AG Wiener Versicherung Gruppe	248,117	7,012,698
voestalpine AG	641,308	19,080,012
Wienerberger AG	629,391	21,328,781

		327,158,293

Belgium — 1.0%
Ackermans & van Haaren NV	127,489	21,316,812
Aedifica SA	272,498	17,757,139
Ageas SA/NV	883,620	37,970,913
Anheuser-Busch InBev SA/NV	4,934,472	305,234,549
Argenx SE(a)	335,136	126,558,083
Barco NV	419,044	6,961,326
Bekaert SA	235,596	11,490,722
bpost SA(b)	540,575	2,209,443
Cofinimmo SA	195,750	14,226,579
Colruyt Group NV	298,152	13,621,970
Deme Group NV	45,002	5,647,707
D’ieteren Group	146,801	29,655,638
Elia Group SA/NV	189,167	22,776,714
Euronav NV	607,627	10,703,601
Fagron	458,832	8,261,908
Galapagos NV(a)(b)	254,813	9,558,725
Groupe Bruxelles Lambert NV	556,065	42,155,112
Intervest Offices & Warehouses NV	169,044	3,799,866
KBC Ancora	261,138	12,027,445
KBC Group NV	1,399,863	91,315,296
Kinepolis Group NV(b)	97,001	4,294,284
Lotus Bakeries NV	2,289	19,517,673
Melexis NV	123,297	10,564,493
Montea NV	69,101	5,931,259
Ontex Group NV(a)(b)	392,360	3,100,299
Proximus SADP	847,574	8,042,906
Recticel SA(b)	149,410	1,847,165
Retail Estates NV	56,274	3,686,525
Shurgard Self Storage Ltd.	146,935	6,815,120
Sofina SA	86,362	20,654,600
Solvay SA	409,442	11,197,617
Syensqo SA(a)	409,442	36,500,510
Tessenderlo Group SA	234,703	6,719,563
UCB SA	712,643	67,035,247
Umicore SA	1,177,919	26,793,488
VGP NV	78,147	9,165,778
Warehouses De Pauw CVA	960,636	28,105,469
X-Fab Silicon Foundries SE(a)(b)(d)	187,419	1,801,218
Xior Student Housing NV	160,701	4,813,172

		1,069,835,934

Denmark — 3.3%
ALK-Abello A/S(a)	834,533	13,466,758
Alm Brand A/S	5,155,282	9,358,743

Security	Shares	Value

Denmark (continued)
Ambu A/S, Class B(a)	1,067,263	$17,702,736
AP Moller - Maersk A/S, Class A	16,467	29,859,122
AP Moller - Maersk A/S, Class B, NVS	28,015	51,654,029
Bavarian Nordic A/S(a)(b)	449,677	10,330,532
Better Collective A/S(a)	163,568	4,573,834
Carlsberg A/S, Class B	550,407	70,819,457
cBrain A/S(b)	54,526	1,976,711
Chemometec A/S(b)	92,378	4,996,437
Coloplast A/S, Class B	770,235	88,786,301
D/S Norden A/S	152,748	8,218,868
Danske Bank A/S	3,875,492	104,062,606
Demant A/S(a)	562,840	25,496,021
Dfds A/S	210,648	7,136,799
DSV A/S	1,056,134	188,952,634
FLSmidth & Co. A/S(b)	287,150	11,789,065
Genmab A/S(a)	374,859	103,656,765
GN Store Nord A/S(a)	775,935	18,298,500
H Lundbeck A/S	1,520,173	7,699,598
H Lundbeck A/S, Class A	380,538	1,679,057
ISS A/S	859,141	16,256,649
Jyske Bank A/S, Registered	270,898	20,749,868
Matas A/S	298,106	5,344,710
Netcompany Group A/S(a)(b)(d)	255,516	10,192,134
Nilfisk Holding A/S(a)	94,790	1,670,449
NKT A/S(a)(b)	314,698	21,941,976
Novo Nordisk A/S	18,535,688	2,118,710,413
Novozymes A/S, Class B	2,087,162	106,947,600
NTG Nordic Transport Group A/S, Class A(a)	34,685	1,556,708
Orsted A/S(d)	1,073,447	60,504,572
Pandora A/S	497,801	72,737,147
Per Aarsleff Holding A/S	137,468	6,327,624
Ringkjoebing Landbobank A/S	186,201	30,010,715
Rockwool A/S, Class B	50,283	13,708,496
Royal Unibrew A/S	280,952	18,403,908
Scandinavian Tobacco Group A/S, Class A(d)	388,006	6,958,462
Schouw & Co. A/S	80,270	6,418,401
Solar A/S, Class B	5,238	341,113
Spar Nord Bank A/S	565,221	9,616,735
Sydbank A/S	367,662	16,316,535
Topdanmark A/S	240,323	10,657,910
TORM PLC, Class A(b)	199,388	7,005,327
Tryg A/S	1,981,362	42,349,854
Vestas Wind Systems A/S(a)	5,734,879	161,694,965
Zealand Pharma A/S, Class A(a)	283,139	19,341,687

		3,566,278,531

Finland — 1.1%
Cargotec OYJ, Class B	240,090	13,649,141
Citycon OYJ	568,283	2,971,853
Elisa OYJ	789,727	35,981,116
Finnair OYJ(a)	6,704,245	256,483
Fortum OYJ	2,537,238	34,684,412
Huhtamaki OYJ	556,296	21,833,459
Kemira OYJ	664,798	12,443,210
Kempower OYJ(a)(b)	94,743	3,031,756
Kesko OYJ, Class B	1,511,013	29,509,483
Kojamo OYJ	759,835	9,008,152
Kone OYJ, Class B	1,929,766	95,525,934
Konecranes OYJ	382,883	16,443,489
Mandatum OYJ(a)	2,565,094	11,581,572
Marimekko OYJ	58,631	875,670
Metsa Board OYJ, Class B(b)	1,143,696	9,211,569
Metso OYJ	3,742,973	37,409,655

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Musti Group OYJ	110,163	$3,106,937
Neste OYJ	2,420,615	83,449,531
Nokia OYJ	30,387,146	109,856,314
Nokian Renkaat OYJ	726,840	6,550,516
Nordea Bank Abp	18,223,307	224,554,719
Orion OYJ, Class B	609,414	28,056,012
Outokumpu OYJ	2,065,187	8,815,704
Puuilo OYJ	122,871	1,183,541
QT Group OYJ(a)(b)	110,856	7,819,288
Revenio Group OYJ	117,360	3,222,145
Sampo OYJ, Class A	2,562,669	107,261,633
Stora Enso OYJ, Class R	3,277,533	41,705,841
TietoEVRY OYJ	574,113	13,322,574
Tokmanni Group Corp.	184,498	3,163,571
UPM-Kymmene OYJ	3,024,205	109,997,050
Valmet OYJ	910,330	25,765,708
Wartsila OYJ Abp	2,686,523	39,630,385
YIT OYJ(b)	1,045,186	2,226,460

		1,154,104,883

France — 10.7%
ABC arbitrage	516,263	2,468,820
Accor SA	1,080,787	42,684,053
Aeroports de Paris SA	181,718	24,315,648
Air France-KLM, NVS(a)	666,043	8,489,489
Air Liquide SA	2,970,424	555,865,242
Airbus SE	3,360,522	535,283,583
Alstom SA(b)	1,623,262	20,469,994
Altarea SCA	19,003	1,663,460
Alten SA	174,345	26,957,260
Amundi SA(d)	330,569	22,358,890
Antin Infrastructure Partners SA	189,262	3,480,100
Aperam SA	292,958	9,027,831
ArcelorMittal SA	2,882,243	79,377,019
Arkema SA	330,429	35,961,569
Atos SE(a)(b)	639,307	2,729,148
Aubay	3,120	138,536
AXA SA	10,384,310	348,552,584
Believe SA(a)(b)	23,531	277,187
Beneteau SACA	107,409	1,287,251
BioMerieux	230,806	24,841,241
BNP Paribas SA	5,941,393	399,167,536
Boiron SA(b)	58,245	2,519,189
Bollore SE	4,086,722	26,992,921
Bonduelle SCA	116,141	1,233,911
Bouygues SA	1,232,740	45,158,459
Bureau Veritas SA	1,658,226	44,106,956
Capgemini SE	926,853	206,059,248
Carmila SA	347,718	6,178,601
Carrefour SA	3,374,818	57,615,894
CGG SA(a)(b)	4,720,242	2,263,785
Cie. de Saint-Gobain	2,611,100	184,621,819
Cie. des Alpes	14,908	242,857
Cie. Generale des Etablissements Michelin SCA	3,819,249	126,809,232
Cie. Plastic Omnium SA	373,547	4,281,392
Clariane SE(b)	438,999	1,109,413
Coface SA	655,301	8,854,936
Covivio SA/France	256,381	12,414,966
Credit Agricole SA	6,372,449	91,284,382
Danone SA	3,665,596	244,215,256
Dassault Aviation SA	115,808	21,935,003
Dassault Systemes SE	3,795,197	196,736,430
Derichebourg SA	704,675	3,635,814

Security	Shares	Value

France (continued)
Edenred SE	1,410,452	$84,244,153
Eiffage SA	415,221	43,444,641
Elior Group SA(a)(b)(d)	715,816	2,068,408
Elis SA	1,078,628	23,715,647
Engie SA	10,249,601	163,711,458
Equasens	28,590	1,645,185
Eramet SA(b)	53,276	3,669,497
Esker SA(b)	24,780	4,161,286
EssilorLuxottica SA	1,674,699	328,195,790
Etablissements Maurel et Prom SA	348,325	2,064,726
Eurazeo SE	259,226	22,080,933
Euroapi SA(a)	282,887	1,890,582
Eurofins Scientific SE	758,144	45,652,985
Euronext NV(d)	470,855	41,415,068
Eutelsat Communications SACA(a)(b)	917,205	3,345,385
Fnac Darty SA	106,732	2,851,344
Forvia SE(a)	876,845	15,070,540
Gaztransport Et Technigaz SA	201,525	28,253,310
Gecina SA	250,271	27,601,532
Getlink SE	1,981,817	34,148,851
Hermes International SCA	180,410	380,603,591
ICADE	182,832	6,189,999
ID Logistics Group SACA(a)	14,068	5,017,086
Imerys SA	210,591	7,003,461
Interparfums SA	114,512	6,058,861
Ipsen SA	206,558	23,815,955
IPSOS SA	241,322	15,838,139
JCDecaux SE(a)	343,261	7,129,642
Kaufman & Broad SA	57,781	1,710,439
Kering SA	423,979	174,159,293
Klepierre SA	1,189,104	30,786,702
La Francaise des Jeux SAEM(d)	568,374	23,038,243
Legrand SA	1,506,941	146,046,094
LISI SA	118,092	2,779,645
L’Oreal SA	1,364,902	653,179,334
LVMH Moet Hennessy Louis Vuitton SE	1,567,193	1,303,996,318
Mercialys SA	527,438	6,000,530
Mersen SA	166,404	6,036,446
Metropole Television SA	221,150	3,136,460
Neoen SA(d)	385,292	11,139,967
Nexans SA	177,947	16,196,430
Nexity SA(b)	270,839	4,514,416
Orange SA	10,514,690	125,039,878
Pernod Ricard SA	1,163,766	190,840,806
Peugeot Invest	36,702	3,961,206
Pierre & Vacances SA, NVS(a)	753,042	1,088,205
Publicis Groupe SA	1,293,458	129,596,124
Quadient SA	229,663	4,865,872
Remy Cointreau SA	127,525	12,921,350
Renault SA	1,093,286	41,172,800
Rexel SA	1,340,907	35,712,738
Rubis SCA	515,913	13,045,645
Safran SA	1,941,292	362,456,396
Sanofi SA	6,456,948	646,634,517
Sartorius Stedim Biotech	156,319	42,118,155
Schneider Electric SE	3,085,893	606,223,658
SCOR SE	835,112	24,912,357
SEB SA	136,011	16,608,348
Seche Environnement SACA, NVS	12,906	1,606,754
SES SA, Class A	2,032,712	12,471,764
Societe BIC SA	137,735	9,530,233
Societe Generale SA	4,109,211	105,627,349

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Sodexo SA	494,251	$55,755,932
SOITEC(a)	152,593	22,054,119
Sopra Steria Group SACA	92,077	21,597,038
SPIE SA	749,399	24,788,294
Teleperformance SE	336,605	52,568,959
Television Francaise 1 SA	392,341	3,459,864
Thales SA	590,179	86,316,069
TotalEnergies SE	12,967,136	841,250,526
Trigano SA	61,612	9,705,148
Ubisoft Entertainment SA(a)	527,092	11,626,638
Unibail-Rodamco-Westfield, New(a)	667,525	47,797,925
Valeo SE	1,141,665	14,901,637
Vallourec SACA(a)	944,303	13,509,383
Valneva SE(a)(b)	622,885	2,539,156
Veolia Environnement SA	3,855,827	125,637,653
Verallia SA(d)	408,928	14,420,577
Vicat SACA	88,044	3,425,401
Vinci SA	2,880,940	363,926,866
Virbac SACA	29,220	10,545,163
Vivendi SE	3,967,762	44,714,924
Voltalia SA(a)(b)	159,504	1,364,918
VusionGroup(a)(b)	43,306	6,430,119
Waga Energy SA(a)(b)	27,852	718,176
Wavestone	44,282	2,933,510
Wendel SE	141,465	12,825,576
Worldline SA/France(a)(d)	1,366,154	18,468,336

		11,346,991,339

Germany — 7.4%
1&1 AG	246,731	4,872,376
About You Holding SE(a)	135,401	595,819
Adesso SE	17,206	1,726,191
adidas AG	921,134	173,899,034
Adtran Networks SE(a)(b)	99,459	2,149,707
AIXTRON SE	654,442	24,357,168
Allianz SE, Registered	2,281,842	609,653,311
Amadeus Fire AG	20,682	2,498,470
Aroundtown SA(a)(b)	5,199,462	11,598,621
Atoss Software AG	12,029	3,295,963
Aurubis AG	179,464	12,909,436
Auto1 Group SE(a)(b)(d)	555,944	2,312,952
BASF SE	5,065,696	242,160,487
Bayer AG, Registered	5,579,135	173,603,790
Bayerische Motoren Werke AG	1,777,966	185,002,865
BayWa AG(b)	88,155	2,831,718
Bechtle AG	460,989	23,903,591
Befesa SA(d)	217,906	7,657,433
Beiersdorf AG	581,219	85,055,385
Bertrandt AG	41,648	2,225,695
Bilfinger SE(b)	198,169	8,400,904
Borussia Dortmund GmbH & Co. KGaA(a)	558,768	2,295,546
Brenntag SE	839,616	74,230,443
CANCOM SE	213,794	6,786,587
Carl Zeiss Meditec AG, Bearer	232,729	24,532,363
Ceconomy AG(a)	694,187	1,686,282
Cewe Stiftung & Co. KGaA	49,450	5,388,997
Commerzbank AG	6,004,794	68,956,603
CompuGroup Medical SE & Co. KgaA	151,003	6,474,205
Continental AG	624,842	51,043,745
Covestro AG(a)(d)	1,097,363	57,946,777
CropEnergies AG(b)	149,568	1,860,486
CTS Eventim AG & Co. KGaA	360,055	24,367,496
CureVac NV(a)	543,103	1,988,129

Security	Shares	Value

Germany (continued)
Daimler Truck Holding AG	3,040,702	$108,666,050
Datagroup SE	2,288	131,297
Delivery Hero SE(a)(b)(d)	1,003,801	22,775,526
Dermapharm Holding SE	104,621	4,450,118
Deutsche Bank AG, Registered	10,925,829	141,136,857
Deutsche Boerse AG	1,081,787	215,426,684
Deutsche Lufthansa AG, Registered(a)	3,380,873	28,113,217
Deutsche Pfandbriefbank AG(b)(d)	750,616	4,517,270
Deutsche Post AG, Registered	5,639,947	270,120,460
Deutsche Telekom AG, Registered	18,403,351	451,761,947
Deutz AG	854,580	5,164,751
Duerr AG	311,771	7,128,157
E.ON SE	12,796,906	173,132,875
Eckert & Ziegler Strahlen- und Medizintechnik AG	84,607	4,208,037
Elmos Semiconductor SE(b)	45,125	3,151,697
ElringKlinger AG	74,463	410,465
Encavis AG(a)	691,747	9,630,720
Energiekontor AG	29,008	2,368,873
Evonik Industries AG	1,276,986	23,491,618
Evotec SE(a)	815,110	12,468,822
Fielmann Group AG	101,148	5,262,977
flatexDEGIRO AG(a)	407,527	4,456,333
Fraport AG Frankfurt Airport Services Worldwide(a)	212,684	12,482,846
Freenet AG	653,988	18,071,447
Fresenius Medical Care AG & Co. KGaA	1,160,790	44,864,070
Fresenius SE & Co. KGaA	2,383,027	66,898,318
GEA Group AG	925,382	37,060,659
Gerresheimer AG	192,404	19,615,385
GFT Technologies SE	83,056	2,936,909
Grand City Properties SA(a)	544,745	5,287,693
GRENKE AG(b)	153,112	3,707,958
Hamborner REIT AG(b)	596,518	4,216,419
Hamburger Hafen und Logistik AG, NVS(b)	153,206	2,735,737
Hannover Rueck SE	340,081	81,523,156
Heidelberg Materials AG	807,800	74,595,838
Heidelberger Druckmaschinen AG(a)(b)	1,161,988	1,371,809
HelloFresh SE(a)	904,057	11,955,931
Henkel AG & Co. KGaA	558,190	38,174,980
Hensoldt AG	320,353	9,617,282
Hornbach Holding AG & Co. KGaA	55,207	3,963,803
Hugo Boss AG	327,916	20,479,864
Hypoport SE(a)(b)	27,950	5,936,923
Infineon Technologies AG	7,420,774	270,538,589
Jenoptik AG	322,067	10,057,901
JOST Werke SE(d)	32,965	1,591,907
K+S AG, Registered(b)	1,066,646	14,961,023
KION Group AG	405,614	18,506,104
Kloeckner & Co. SE	390,501	2,824,152
Knorr-Bremse AG	411,388	25,409,838
Kontron AG	306,793	7,114,670
Krones AG	91,721	11,366,513
LANXESS AG(b)	455,933	12,171,731
LEG Immobilien SE(a)	420,398	34,884,480
MBB SE(b)	694	67,202
Medios AG(a)	75,998	1,237,676
Mercedes-Benz Group AG	4,552,749	307,368,729
Merck KGaA	734,794	120,561,687
METRO AG(a)	852,943	5,748,802
MorphoSys AG(a)(b)	193,343	8,097,543
MTU Aero Engines AG	307,454	70,692,949

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	774,891	$329,885,764
Nagarro SE(a)(b)	48,141	4,705,196
Nemetschek SE	332,683	30,697,870
Nordex SE(a)	748,937	7,641,615
Norma Group SE	201,773	3,281,250
Patrizia SE(b)	322,728	2,753,511
Pfeiffer Vacuum Technology AG	39,187	6,575,305
PNE AG	148,079	2,134,143
ProSiebenSat.1 Media SE(b)	934,969	6,577,239
Puma SE	601,681	24,213,924
PVA TePla AG(a)	103,401	2,340,024
Rational AG	29,367	22,559,303
Redcare Pharmacy NV(a)(d)	86,193	11,997,662
Rheinmetall AG	247,468	86,656,056
RWE AG	3,597,347	132,834,271
SAF-Holland SE	102,496	1,654,977
Salzgitter AG	159,462	4,447,618
SAP SE	5,924,526	1,026,403,836
Scout24 SE(d)	445,081	32,771,442
Secunet Security Networks AG	8,788	1,574,118
SGL Carbon SE(a)(b)	427,444	2,705,841
Siemens AG, Registered	4,318,933	773,191,990
Siemens Healthineers AG(d)	1,609,540	89,572,875
Siltronic AG(b)	111,174	10,449,044
Sixt SE(b)	83,674	8,154,533
SMA Solar Technology AG(a)	103,851	5,326,511
Stabilus SE	146,146	10,240,946
Steico SE(b)	29,670	909,581
Stratec SE(b)	42,310	1,931,857
Stroeer SE & Co. KGaA	210,188	12,340,575
Suedzucker AG	423,171	5,972,612
Symrise AG, Class A	759,137	78,322,982
Synlab AG	23,172	296,497
Synlab AG, NVS	360,241	3,872,490
TAG Immobilien AG(a)	993,049	13,899,539
Takkt AG	203,811	2,977,896
Talanx AG(a)	355,970	24,975,207
TeamViewer SE(a)(d)	782,294	11,215,469
thyssenkrupp AG	2,793,878	17,242,936
United Internet AG, Registered(e)	539,595	14,181,975
Varta AG(a)(b)	110,283	2,071,946
VERBIO Vereinigte BioEnergie AG(b)	122,476	2,679,123
Vib Vermoegen AG(a)	45,862	713,708
Vitesco Technologies Group AG(a)	45,472	3,973,973
Volkswagen AG	168,387	23,773,060
Vonovia SE	4,158,477	129,546,343
Vossloh AG	69,938	3,102,316
Wacker Chemie AG	101,204	10,972,611
Wacker Neuson SE	206,959	3,834,964
Zalando SE(a)(d)	1,278,016	25,517,670

		7,830,614,043

Hong Kong — 1.9%
AIA Group Ltd.	65,363,800	512,610,110
ASMPT Ltd.	1,794,700	17,319,529
Bank of East Asia Ltd. (The)	6,723,200	7,645,349
BOC Hong Kong Holdings Ltd.	20,845,500	49,962,349
Brightoil Petroleum Holdings Ltd.(c)	6,240,000	8
Budweiser Brewing Co. APAC Ltd.(b)(d)	10,132,700	15,970,567
Cafe de Coral Holdings Ltd.	1,634,000	1,643,509
Champion REIT	15,408,000	3,668,923
Chow Sang Sang Holdings International Ltd.	2,093,000	2,280,958

Security	Shares	Value

Hong Kong (continued)
CITIC Telecom International Holdings Ltd.	12,927,000	$4,609,419
CK Asset Holdings Ltd.	11,317,016	51,066,223
CK Hutchison Holdings Ltd.	15,022,516	77,588,592
CK Infrastructure Holdings Ltd.	3,665,000	21,765,852
CK Life Sciences International Holdings Inc.	15,120,000	1,027,644
CLP Holdings Ltd.	9,422,500	74,941,272
C-Mer Eye Care Holdings Ltd.(a)(b)	3,252,000	1,099,101
Comba Telecom Systems Holdings Ltd.	10,502,000	876,440
Cowell e Holdings Inc.(a)(b)	1,539,000	3,155,206
Dah Sing Banking Group Ltd.	3,238,400	1,946,775
Dah Sing Financial Holdings Ltd.	984,000	1,981,720
EC Healthcare(b)	2,263,000	333,446
E-Commodities Holdings Ltd.	8,050,000	1,527,305
ESR Group Ltd.(d)	12,124,600	15,498,547
Far East Consortium International Ltd.	8,724,600	1,407,846
First Pacific Co. Ltd.	14,550,250	5,526,720
Fortune REIT	7,979,000	4,568,758
Fosun Tourism Group(a)(d)	1,310,400	671,989
Futu Holdings Ltd., ADR(a)(b)	323,269	15,103,128
Galaxy Entertainment Group Ltd.	12,578,000	65,278,305
Guotai Junan International Holdings Ltd.(b)	25,512,000	1,603,076
Hang Lung Group Ltd.	5,609,000	6,752,245
Hang Lung Properties Ltd.	11,072,000	12,854,142
Hang Seng Bank Ltd.	4,331,700	45,093,726
Health and Happiness H&H International Holdings Ltd.	1,099,500	1,436,335
Henderson Land Development Co. Ltd.	8,122,570	21,164,338
HKBN Ltd.	5,070,000	2,106,897
HKT Trust & HKT Ltd., Class SS	21,472,200	25,793,691
Hong Kong & China Gas Co. Ltd.	64,548,864	45,934,712
Hong Kong Exchanges & Clearing Ltd.	6,408,400	194,294,986
Hongkong Land Holdings Ltd.	6,351,400	19,825,927
Hsin Chong Group Holdings Ltd.(c)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	13,374,000	1,775,505
Hysan Development Co. Ltd.	3,219,000	5,555,969
IGG Inc.(a)	4,469,000	1,590,683
Jardine Matheson Holdings Ltd.	899,200	36,106,579
Johnson Electric Holdings Ltd.	2,223,750	2,916,197
JS Global Lifestyle Co. Ltd.(b)(d)	8,456,500	1,307,438
Kerry Logistics Network Ltd.	2,576,887	2,863,061
Kerry Properties Ltd.	3,242,500	5,149,033
Link REIT	14,836,819	74,416,760
Luk Fook Holdings International Ltd.	1,628,000	4,033,251
Man Wah Holdings Ltd.	9,658,800	6,020,851
Melco International Development Ltd.(a)(b)	5,112,000	3,315,538
Melco Resorts & Entertainment Ltd., ADR(a)(b)	1,246,684	9,736,602
MTR Corp. Ltd.	9,016,000	29,331,841
New World Development Co. Ltd.(b)	8,409,000	10,306,510
Nissin Foods Co. Ltd.	324,000	239,013
NWS Holdings Ltd.	8,615,166	7,485,894
Pacific Basin Shipping Ltd.	30,522,000	8,496,082
PAX Global Technology Ltd.	2,999,000	2,098,316
PCCW Ltd.	24,466,000	12,655,087
Perfect Medical Health Management Ltd.	1,640,000	630,507
Power Assets Holdings Ltd.	8,102,000	47,438,707
Realord Group Holdings Ltd.(a)(b)	2,558,000	1,740,681
Sa Sa International Holdings Ltd.(a)	9,642,000	1,010,936
Sands China Ltd.(a)	13,858,800	36,376,152
Shangri-La Asia Ltd.(a)	10,356,000	6,435,254
Shun Tak Holdings Ltd.(a)(b)	10,824,000	1,080,710
Sino Land Co. Ltd.	20,098,000	20,993,644

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
SITC International Holdings Co. Ltd.	7,815,000	$11,858,036
SJM Holdings Ltd.(a)(b)	13,932,000	3,915,289
SmarTone Telecommunications Holdings Ltd.	2,326,000	1,163,305
Stella International Holdings Ltd.	750,500	989,777
Sun Hung Kai Properties Ltd.	8,229,000	76,804,432
SUNeVision Holdings Ltd.(b)	2,109,000	723,647
Swire Pacific Ltd., Class A	2,708,500	20,955,747
Swire Properties Ltd.	6,396,600	11,953,795
Techtronic Industries Co. Ltd.	7,829,500	83,157,938
Texhong Textile Group Ltd.(a)	1,281,500	606,495
Theme International Holdings Ltd.(a)	24,500,000	1,301,022
United Energy Group Ltd.(b)	46,454,000	4,936,675
United Laboratories International Holdings Ltd. (The)	5,528,000	4,778,680
Value Partners Group Ltd.(b)	8,405,000	1,935,375
Vitasoy International Holdings Ltd.(b)	4,456,000	3,420,332
Viva Goods Co. Ltd.(a)(b)	20,624,000	1,848,369
Vobile Group Ltd.(a)(b)	8,534,000	1,582,842
VSTECS Holdings Ltd.	2,788,000	1,502,290
VTech Holdings Ltd.	947,600	5,488,488
WH Group Ltd.(d)	47,877,000	28,247,170
Wharf Holdings Ltd. (The)(b)	4,614,407	13,481,857
Wharf Real Estate Investment Co. Ltd.	9,388,000	27,505,274
Xinyi Glass Holdings Ltd.(b)	10,397,000	8,619,364
Yue Yuen Industrial Holdings Ltd.	4,269,000	4,025,782

		1,999,844,457

Ireland — 0.8%
AIB Group PLC	8,405,504	36,920,536
Bank of Ireland Group PLC	5,690,333	52,328,186
Cairn Homes PLC	3,539,013	5,429,997
CRH PLC	4,098,501	290,754,287
Dalata Hotel Group PLC	1,289,806	6,697,659
Flutter Entertainment PLC(a)	995,331	204,297,763
Glanbia PLC	1,022,642	18,279,502
Glenveagh Properties PLC(a)(d)	1,544,989	2,047,015
Greencore Group PLC(a)	2,915,316	3,783,251
Irish Residential Properties REIT PLC	1,613,625	2,008,883
Kerry Group PLC, Class A	886,522	79,019,256
Kingspan Group PLC	856,749	69,582,234
Origin Enterprises PLC	644,010	2,366,338
Smurfit Kappa Group PLC	1,554,432	57,925,574
Uniphar PLC(a)	936,409	2,843,656

		834,284,137

Israel — 1.0%
Africa Israel Residences Ltd.	34,267	1,820,559
Airport City Ltd.(a)	510,234	8,513,744
Alony Hetz Properties & Investments Ltd.(b)	1,000,946	7,575,771
Amot Investments Ltd.	1,176,982	6,114,982
Ashtrom Group Ltd.(b)	138,805	2,087,735
Azorim-Investment Development & Construction Co. Ltd.(a)	108,087	453,343
Azrieli Group Ltd.	246,927	16,638,593
Bank Hapoalim BM	7,221,607	61,440,789
Bank Leumi Le-Israel BM	8,665,378	65,814,980
Bezeq The Israeli Telecommunication Corp. Ltd.	11,858,821	15,686,417
Big Shopping Centers Ltd.(a)	71,165	7,236,303
Blue Square Real Estate Ltd.(b)	6,800	436,490
Camtek Ltd./Israel(a)	167,353	12,969,829
Cellcom Israel Ltd.(a)(b)	639,281	2,616,066
Cellebrite DI Ltd.(a)	188,642	1,705,324
Check Point Software Technologies Ltd.(a)	538,053	85,512,763

Security	Shares	Value

Israel (continued)
Clal Insurance Enterprises Holdings Ltd.(a)(b)	392,355	$6,104,863
CyberArk Software Ltd.(a)	243,563	56,867,089
Danel Adir Yeoshua Ltd.	33,041	2,860,111
Danya Cebus Ltd.	42,576	1,044,047
Delek Automotive Systems Ltd.	317,980	1,902,499
Delek Group Ltd.	56,768	7,029,679
Delta Galil Ltd.	44,667	2,065,745
Elbit Systems Ltd.	153,789	31,724,102
Elco Ltd.	19,721	608,578
Electra Consumer Products 1970 Ltd.(b)	71,399	1,522,520
Electra Ltd./Israel(b)	10,386	3,958,473
Electra Real Estate Ltd.(b)	68,206	694,063
Energix-Renewable Energies Ltd.(b)	1,618,492	5,904,534
Enlight Renewable Energy Ltd.(a)(b)	680,249	12,287,583
Equital Ltd.(a)(b)	120,056	3,416,630
Fattal Holdings 1998 Ltd.(a)(b)	37,282	4,232,420
FIBI Holdings Ltd.	97,566	4,139,516
First International Bank Of Israel Ltd. (The)	434,942	17,442,533
Fiverr International Ltd.(a)(b)	196,439	5,288,138
Formula Systems 1985 Ltd.	47,041	3,151,100
Fox Wizel Ltd.(b)	47,825	3,388,901
G City Ltd.	821,704	2,628,792
Gav-Yam Lands Corp. Ltd.	—	2
Global-e Online Ltd.(a)(b)	525,690	19,855,311
Harel Insurance Investments & Financial Services Ltd.(b)	977,514	8,108,428
Hilan Ltd.	40,188	2,233,845
ICL Group Ltd.	4,373,064	19,889,963
Inmode Ltd.(a)(b)	467,445	11,073,772
Isracard Ltd.	773,024	2,774,506
Israel Canada T.R Ltd.	810,577	2,733,936
Israel Corp Ltd.(a)(b)	28,000	6,416,905
Israel Discount Bank Ltd., Class A	7,132,026	34,596,672
Isras Holdings Ltd., NVS	16,172	1,548,593
Isras Investment Co. Ltd.(b)	9,818	2,072,472
Ituran Location and Control Ltd.	155,242	3,862,421
Kenon Holdings Ltd./Singapore(b)	140,188	3,461,856
Kornit Digital Ltd.(a)	289,598	4,955,022
M Yochananof & Sons Ltd.(b)	4,573	205,473
Magic Software Enterprises Ltd.	141,854	1,440,415
Matrix IT Ltd.	186,195	3,505,452
Maytronics Ltd.(b)	238,698	2,618,909
Mega Or Holdings Ltd.(b)	108,166	2,471,865
Melisron Ltd.	173,048	12,690,222
Menora Mivtachim Holdings Ltd.(b)	28,483	715,522
Migdal Insurance & Financial Holdings Ltd.(b)	3,759,843	4,163,769
Mivne Real Estate KD Ltd.	3,592,285	9,720,248
Mizrahi Tefahot Bank Ltd.	892,386	33,212,204
Monday.com Ltd.(a)	151,816	31,887,433
Nano Dimension Ltd., ADR(a)(b)	1,372,062	3,292,949
Nano-X Imaging Ltd.(a)(b)	301,056	1,637,745
Nayax Ltd.(a)	15,710	383,653
NEOGAMES SA(a)	82,360	2,304,433
Nice Ltd.(a)	360,939	74,888,299
Nova Ltd.(a)	168,915	24,054,595
Oddity Tech Ltd., NVS(b)	60,686	2,506,332
Oil Refineries Ltd.	18,010,056	6,221,005
One Software Technologies Ltd.	209,467	2,633,422
OPC Energy Ltd.(a)(b)	576,361	4,083,870
OY Nofar Energy Ltd.(a)(b)	85,136	2,164,255
Pagaya Technologies Ltd., NVS	974,340	1,139,978
Partner Communications Co. Ltd.(a)(b)	801,409	3,705,511

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Paz Oil Co. Ltd.	68,629	$5,641,298
Perion Network Ltd.(a)	244,886	7,265,267
Phoenix Holdings Ltd. (The)(b)	902,205	9,175,929
Prashkovsky Investments and Construction Ltd.(b)	14,245	319,255
Radware Ltd.(a)(b)	307,022	5,612,362
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	76,254	4,265,594
Reit 1 Ltd.	995,288	4,443,064
Retailors Ltd.	64,952	1,290,938
Riskified Ltd.(a)	392,448	1,801,336
Sapiens International Corp. NV	179,483	5,012,988
Sella Capital Real Estate Ltd.	1,204,889	2,714,922
Shapir Engineering and Industry Ltd.	746,167	4,206,343
Shikun & Binui Ltd.(a)	1,837,961	4,796,036
Shufersal Ltd.(a)	1,515,030	8,128,832
Strauss Group Ltd.(a)(b)	347,633	6,751,515
Summit Real Estate Holdings Ltd.(b)	104,457	1,382,411
Tadiran Group Ltd.(b)	20,635	1,370,185
Taro Pharmaceutical Industries Ltd.(a)	50,274	2,164,296
Tel Aviv Stock Exchange Ltd.	551,619	3,417,610
Teva Pharmaceutical Industries Ltd., ADR(a)	6,389,993	77,318,915
Tower Semiconductor Ltd.(a)	648,016	18,478,479
Wix.com Ltd.(a)	311,543	39,528,576
YH Dimri Construction & Development Ltd.	7,673	565,512
ZIM Integrated Shipping Services Ltd.(b)	681,887	10,228,305

		1,055,996,835

Italy — 2.6%
A2A SpA	8,764,668	17,377,387
ACEA SpA	334,718	5,282,054
Amplifon SpA	686,436	22,404,250
Anima Holding SpA(d)	1,825,466	8,239,144
Ascopiave SpA	320,448	777,462
Assicurazioni Generali SpA	5,668,498	126,446,719
Azimut Holding SpA	628,292	17,515,968
Banca Generali SpA	401,983	15,324,753
Banca IFIS SpA	179,253	3,102,651
Banca Mediolanum SpA	1,264,285	12,938,347
Banca Monte dei Paschi di Siena SpA(a)	4,528,765	15,894,765
Banca Popolare di Sondrio SpA	2,744,350	20,851,589
Banco BPM SpA	7,450,914	40,199,857
BFF Bank SpA(d)	974,126	10,527,033
BPER Banca	5,965,892	21,518,148
Brembo SpA	963,431	11,866,397
Brunello Cucinelli SpA	196,625	19,492,787
Buzzi SpA	557,836	18,960,840
Carel Industries SpA(d)	172,280	4,171,926
CIR SpA-Compagnie Industriali(a)	3,626,738	1,665,752
Credito Emiliano SpA	567,764	5,161,205
d’Amico International Shipping SA, NVS	239,889	1,601,444
Danieli & C Officine Meccaniche SpA	112,681	3,829,804
Datalogic SpA	69,149	451,664
De’ Longhi SpA	428,306	13,872,461
DiaSorin SpA	140,354	12,906,809
Digital Value SpA	6,509	456,205
El.En. SpA	176,492	1,741,911
Enav SpA(d)	1,484,863	5,495,357
Enel SpA	46,247,581	315,564,623
Eni SpA	13,339,727	212,653,118
ERG SpA	366,084	10,734,497
Ferrari NV	712,784	248,574,265
Fila SpA	59,028	557,538

Security	Shares	Value

Italy (continued)
Fincantieri SpA(a)(b)	1,548,424	$820,794
FinecoBank Banca Fineco SpA	3,447,254	49,703,751
GVS SpA(a)(d)	370,670	2,364,079
Hera SpA	4,468,790	15,741,879
Industrie De Nora SpA(b)	182,551	2,871,496
Infrastrutture Wireless Italiane SpA(d)	1,854,913	22,429,658
Interpump Group SpA	402,079	19,875,340
Intesa Sanpaolo SpA	87,439,454	269,426,622
Iren SpA	4,204,246	8,823,748
Italgas SpA	2,761,239	15,742,926
Juventus Football Club SpA, NVS(a)(b)	625,264	1,520,377
Leonardo SpA	2,233,520	38,983,996
LU-VE SpA, NVS	48,968	1,235,676
Maire Tecnimont SpA(b)	1,180,376	6,134,437
MARR SpA	250,349	3,041,788
Mediobanca Banca di Credito Finanziario SpA	3,223,044	42,685,996
Moncler SpA	1,144,034	70,377,222
Nexi SpA(a)(d)	3,282,502	25,178,307
OVS SpA(d)	1,040,606	2,478,730
Pharmanutra SpA	21,154	1,415,359
Piaggio & C SpA	1,561,071	5,189,406
Pirelli & C SpA(d)	1,954,842	10,594,118
Poste Italiane SpA(d)	2,937,303	31,851,078
Prysmian SpA	1,482,509	65,244,972
RAI Way SpA(d)	242,299	1,324,974
Recordati Industria Chimica e Farmaceutica SpA	575,984	31,791,014
Reply SpA	162,806	22,322,394
Safilo Group SpA(a)	1,254,877	1,501,187
Saipem SpA(a)	6,954,269	9,975,334
Salcef Group SpA	81,249	2,063,437
Salvatore Ferragamo SpA(b)	403,369	5,144,834
Sanlorenzo SpA/Ameglia	29,866	1,424,723
Saras SpA	3,485,046	5,900,643
Seco SpA(a)(b)	137,007	459,611
Sesa SpA	25,539	3,465,332
Snam SpA	11,377,757	55,568,324
SOL SpA	199,609	5,744,852
Spaxs SpA(b)	162,660	897,201
Stellantis NV	12,579,847	277,091,806
Tamburi Investment Partners SpA	358,604	3,501,618
Technogym SpA(d)	750,553	7,432,543
Technoprobe SpA(a)	695,991	6,918,337
Telecom Italia SpA/Milano(a)(b)	54,453,896	16,412,801
Tenaris SA, NVS	2,645,335	41,781,179
Terna - Rete Elettrica Nazionale	7,942,783	66,973,934
Tinexta SpA(b)	69,900	1,478,188
Tod’s SpA(a)	65,496	2,401,065
UniCredit SpA	9,210,790	269,802,986
Unipol Gruppo SpA	2,391,062	14,847,556
Webuild SpA	2,196,457	4,619,986
Wiit SpA(b)	27,871	555,690
Zignago Vetro SpA	66,864	976,844

		2,804,268,878

Japan — 24.6%
77 Bank Ltd. (The)	447,900	10,773,475
Abalance Corp.(b)	42,900	786,301
ABC-Mart Inc.	560,400	9,712,014
Activia Properties Inc.	3,510	9,559,013
Adastria Co. Ltd.	153,100	3,568,927
ADEKA Corp.	593,700	11,616,746
Advance Logistics Investment Corp.	3,584	3,114,432
Advance Residence Investment Corp.	7,448	16,401,645

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Advantest Corp.	4,361,600	$173,582,169
Aeon Co. Ltd.	3,698,900	88,393,262
Aeon Delight Co. Ltd.	101,000	2,587,113
AEON Financial Service Co. Ltd.	675,200	6,149,476
Aeon Hokkaido Corp.	155,300	1,005,999
Aeon Mall Co. Ltd.	564,800	6,991,116
AEON REIT Investment Corp.	10,371	9,772,401
AGC Inc.	1,138,000	42,798,179
Ai Holdings Corp.	186,100	3,124,068
Aica Kogyo Co. Ltd.	252,400	5,848,354
Aichi Financial Group Inc., NVS	234,600	4,141,494
Aida Engineering Ltd.	469,300	2,668,322
Aiful Corp.	2,150,800	5,392,381
Ain Holdings Inc.	151,100	4,930,917
Air Water Inc.	997,500	13,176,195
Airtrip Corp.(b)	76,600	942,815
Aisin Corp.	825,900	30,835,049
Ajinomoto Co. Inc.	2,532,200	103,984,583
Alfresa Holdings Corp.	949,100	15,564,233
Alpen Co. Ltd.	59,400	817,959
Alps Alpine Co. Ltd.	1,056,076	7,837,696
Amada Co. Ltd.	1,834,400	19,796,175
Amano Corp.	444,000	10,231,812
Amvis Holdings Inc.	224,400	4,134,129
ANA Holdings Inc.(a)	934,000	20,639,683
Anicom Holdings Inc.	464,500	1,844,591
Anritsu Corp.	784,400	6,211,379
Anycolor Inc.(a)(b)	117,100	2,970,953
AOKI Holdings Inc.	174,700	1,390,373
Aozora Bank Ltd.(b)	651,100	14,313,046
Appier Group Inc.(a)(b)	364,600	4,265,998
Arata Corp.	38,200	847,896
ARCLANDS Corp.	152,100	1,741,777
Arcs Co. Ltd.	183,600	3,653,140
Argo Graphics Inc.	17,300	507,639
Ariake Japan Co. Ltd.	94,700	3,036,618
Artience Co. Ltd.	165,100	3,089,297
As One Corp.	149,200	5,632,549
Asahi Group Holdings Ltd.	2,738,700	101,791,841
Asahi Holdings Inc.	469,200	6,533,427
Asahi Intecc Co. Ltd.	1,241,200	23,583,903
Asahi Kasei Corp.	7,005,200	53,124,220
Asics Corp.	926,200	28,143,623
ASKUL Corp.	233,300	3,153,435
Astellas Pharma Inc.	10,282,800	119,717,216
Atom Corp.(a)(b)	782,400	4,971,288
Autobacs Seven Co. Ltd.	563,500	6,125,865
Avex Inc.	184,700	1,771,753
Awa Bank Ltd. (The)	170,700	2,863,136
Axial Retailing Inc.	21,700	600,298
Azbil Corp.	651,400	21,049,784
AZ-COM MARUWA Holdings Inc.	197,200	2,030,715
Bandai Namco Holdings Inc.	3,401,500	73,651,108
BayCurrent Consulting Inc.	768,400	17,864,531
Belc Co. Ltd.	40,500	1,730,365
Bell System24 Holdings Inc.	105,500	1,286,031
Belluna Co. Ltd.	160,500	690,650
Benefit One Inc.(b)	487,300	6,953,680
Benesse Holdings Inc.	421,200	7,448,680
Bengo4.com Inc.(a)(b)	49,700	1,341,819
Bic Camera Inc.	658,800	6,141,002
BIPROGY Inc.	474,000	13,877,980

Security	Shares	Value

Japan (continued)
BML Inc.	126,900	$2,452,548
Bridgestone Corp.	3,252,800	140,952,548
Brother Industries Ltd.	1,305,500	21,870,480
Bunka Shutter Co. Ltd.	69,900	696,289
C Uyemura & Co. Ltd.	56,500	4,287,488
Calbee Inc.	494,600	10,396,591
Canon Electronics Inc.	97,100	1,380,574
Canon Inc.	5,705,500	157,170,118
Canon Marketing Japan Inc.	230,500	7,012,992
Capcom Co. Ltd.	982,500	37,471,339
Casio Computer Co. Ltd.	1,050,100	9,054,284
Cawachi Ltd.	90,000	1,649,348
Central Glass Co. Ltd.	124,900	2,336,892
Central Japan Railway Co.	4,070,800	101,740,027
Change Holdings Inc.(b)	257,400	2,367,101
Chiba Bank Ltd. (The)	3,207,800	23,770,637
Chiyoda Corp.(a)	852,300	1,954,719
Chofu Seisakusho Co. Ltd.	28,000	400,543
Chubu Electric Power Co. Inc.	3,586,900	46,531,728
Chudenko Corp.	18,400	346,939
Chugai Pharmaceutical Co. Ltd.	3,820,700	137,431,414
Chugin Financial Group Inc., NVS	912,600	6,462,168
Chugoku Electric Power Co. Inc. (The)	1,562,800	11,111,976
Chugoku Marine Paints Ltd.	86,200	1,096,534
Citizen Watch Co. Ltd.	1,476,900	9,366,944
CKD Corp.	388,700	6,853,978
Coca-Cola Bottlers Japan Holdings Inc.	709,750	9,632,740
COLOPL Inc.(b)	473,700	2,023,379
Colowide Co. Ltd.	445,800	7,127,189
Comforia Residential REIT Inc.	5,144	10,780,944
COMSYS Holdings Corp.	623,400	13,649,397
Comture Corp.	102,700	1,269,958
Concordia Financial Group Ltd.	5,904,200	28,136,137
Cosmo Energy Holdings Co. Ltd.	413,100	17,157,327
Cosmos Pharmaceutical Corp.	113,800	12,223,727
Cover Corp.(a)(b)	138,500	2,663,206
CRE Logistics REIT Inc.	2,930	3,065,276
Create Restaurants Holdings Inc.	657,700	4,936,180
Create SD Holdings Co. Ltd.	145,400	3,164,096
Credit Saison Co. Ltd.	795,300	14,761,944
Curves Holdings Co. Ltd.	127,000	588,365
CyberAgent Inc.	2,499,200	16,129,406
CYBERDYNE Inc.(a)(b)	600,000	834,176
Cybozu Inc.	172,700	2,592,688
Dai Nippon Printing Co. Ltd.	1,232,100	35,656,904
Daicel Corp.	1,371,800	13,439,754
Daido Steel Co. Ltd.	707,000	7,367,197
Daifuku Co. Ltd.	1,731,100	34,137,282
Daihen Corp.	108,400	5,136,494
Daiho Corp.	36,000	945,598
Dai-ichi Life Holdings Inc.	5,289,600	116,015,537
Daiichi Sankyo Co. Ltd.	10,508,400	314,611,345
Daiichikosho Co. Ltd.	423,900	5,807,368
Daiki Aluminium Industry Co. Ltd.	109,500	927,408
Daikin Industries Ltd.	1,501,300	240,556,591
Daikokutenbussan Co. Ltd.	21,200	1,200,075
Daio Paper Corp.	497,000	3,743,521
Daiseki Co. Ltd.	234,820	6,714,176
Daishi Hokuetsu Financial Group Inc.	178,200	4,938,747
Daito Trust Construction Co. Ltd.	340,400	38,720,674
Daiwa House Industry Co. Ltd.	3,338,100	103,220,535
Daiwa House REIT Investment Corp.	12,934	22,853,092

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa Office Investment Corp.	1,575	$6,714,243
Daiwa Securities Group Inc.	7,539,100	54,031,689
Daiwa Securities Living Investments Corp.	12,970	9,331,378
Daiwabo Holdings Co. Ltd.	511,900	11,131,108
DCM Holdings Co. Ltd.	677,600	6,312,138
Demae-Can Co. Ltd.(a)(b)	300,000	853,689
DeNA Co. Ltd.	544,200	5,494,514
Denka Co. Ltd.	472,100	8,232,583
Denso Corp.	10,809,600	169,797,732
Dentsu Group Inc.	1,124,700	29,850,963
Dentsu Soken Inc.	131,400	4,905,923
Descente Ltd.	195,400	4,513,161
Dexerials Corp.	304,800	8,783,870
DIC Corp.	503,900	9,510,244
Digital Arts Inc.	62,000	2,125,188
Digital Garage Inc.	190,800	4,600,063
Dip Corp.	203,000	3,466,876
Disco Corp.	528,000	142,474,981
DMG Mori Co. Ltd.	699,100	13,998,475
Doshisha Co. Ltd.	83,500	1,257,329
Doutor Nichires Holdings Co. Ltd.	185,500	2,738,921
Dowa Holdings Co. Ltd.	280,800	9,792,992
DTS Corp.	207,400	5,101,094
Duskin Co. Ltd.	242,600	5,632,788
DyDo Group Holdings Inc.	37,000	743,026
Earth Corp.	78,600	2,406,152
East Japan Railway Co.	1,700,700	97,267,491
Ebara Corp.	559,400	35,033,599
EDION Corp.	546,300	6,015,492
eGuarantee Inc.	164,900	2,149,253
Eiken Chemical Co. Ltd.	150,300	1,873,346
Eisai Co. Ltd.	1,434,100	67,529,802
Eizo Corp.	95,900	3,311,392
Elan Corp.	92,400	662,570
Elecom Co. Ltd.	228,600	2,658,626
Electric Power Development Co. Ltd.	791,400	13,293,557
en Japan Inc.	175,600	3,245,340
ENEOS Holdings Inc.	16,412,050	66,280,934
Enplas Corp.(b)	29,800	2,421,243
eRex Co. Ltd.(b)	163,600	909,888
ES-Con Japan Ltd.(a)	73,400	505,003
Euglena Co. Ltd.(a)(b)	653,800	3,063,848
Exedy Corp.	170,500	3,271,122
EXEO Group Inc.	553,100	12,352,989
Ezaki Glico Co. Ltd.	235,800	6,899,153
Fancl Corp.	482,600	7,621,038
FANUC Corp.	5,421,400	149,968,735
Fast Retailing Co. Ltd.	993,100	265,134,626
FCC Co. Ltd.	183,200	2,386,706
Ferrotec Holdings Corp.	271,200	5,230,463
Financial Partners Group Co. Ltd.	320,200	3,672,306
Food & Life Companies Ltd.	634,900	12,704,610
FP Corp.	252,800	4,897,674
Freee KK(a)(b)	235,100	4,425,568
Frontier Real Estate Investment Corp.	2,559	7,564,090
Fuji Co. Ltd./Ehime	201,900	2,721,513
Fuji Corp./Aichi	497,700	8,432,768
Fuji Electric Co. Ltd.	716,900	35,902,355
Fuji Kyuko Co. Ltd.	115,400	3,411,070
Fuji Media Holdings Inc.	219,800	2,603,913
Fuji Oil Holdings Inc.	238,200	3,815,707
Fuji Seal International Inc.	229,000	2,700,550

Security	Shares	Value

Japan (continued)
Fuji Soft Inc.	283,400	$12,422,097
Fujicco Co. Ltd.	9,800	134,509
FUJIFILM Holdings Corp.	2,113,800	133,982,998
Fujikura Ltd.	1,322,200	10,869,158
Fujimi Inc.	329,700	6,607,127
Fujimori Kogyo Co. Ltd.	13,900	383,903
Fujitec Co. Ltd.	444,800	11,349,270
Fujitsu General Ltd.	441,300	6,465,990
Fujitsu Ltd.	993,800	137,556,077
Fujiya Co. Ltd.	73,900	1,241,298
Fukui Computer Holdings Inc.	20,500	361,836
Fukuoka Financial Group Inc.	917,580	22,551,614
Fukuoka REIT Corp.	5,503	6,509,170
Fukushima Galilei Co. Ltd.	7,800	271,667
Fukuyama Transporting Co. Ltd.	97,800	2,704,869
Fullcast Holdings Co. Ltd.	54,200	654,355
Funai Soken Holdings Inc.	169,100	2,944,300
Furukawa Co. Ltd.	180,500	2,365,966
Furukawa Electric Co. Ltd.	415,900	7,565,403
Fuso Chemical Co. Ltd.	82,100	2,311,934
Future Corp.	234,800	2,786,759
Fuyo General Lease Co. Ltd.	82,800	7,404,493
G-7 Holdings Inc.	67,800	577,993
Genky DrugStores Co. Ltd.	27,200	1,237,540
Geo Holdings Corp.	114,400	1,869,082
Giken Ltd.	68,400	1,003,252
Global One Real Estate Investment Corp.	7,344	5,471,298
GLOBERIDE Inc.	73,500	1,034,483
Glory Ltd.	228,300	4,717,009
GLP J-REIT	27,426	24,486,851
GMO Financial Gate Inc.(b)	21,300	1,466,016
GMO Financial Holdings Inc.	110,300	563,690
GMO internet group Inc.	478,100	8,616,495
GMO Payment Gateway Inc.	243,700	14,704,437
GNI Group Ltd.(a)	291,600	5,226,459
Goldcrest Co. Ltd.	69,500	1,108,398
Goldwin Inc.	129,300	8,697,915
Gree Inc.	507,000	2,016,932
GS Yuasa Corp.	450,000	6,490,243
GungHo Online Entertainment Inc.(a)	244,730	4,114,494
Gunma Bank Ltd. (The)	2,376,200	11,717,522
Gunze Ltd.	80,700	2,949,671
H.U. Group Holdings Inc.	285,600	5,309,267
H2O Retailing Corp.	588,100	6,296,380
Hachijuni Bank Ltd. (The)	2,352,300	12,819,818
Hakuhodo DY Holdings Inc.	1,284,500	9,866,529
Hakuto Co. Ltd.	58,900	2,438,402
Hamamatsu Photonics KK	804,500	31,781,696
Hankyu Hanshin Holdings Inc.	1,278,100	39,104,136
Hankyu Hanshin REIT Inc.(b)	4,756	4,709,298
Hanwa Co. Ltd.	170,300	6,228,974
Harmonic Drive Systems Inc.	297,800	7,216,778
Haseko Corp.	1,339,200	17,414,803
Hazama Ando Corp.	1,139,600	9,203,056
Heiwa Corp.	433,800	6,445,333
Heiwa Real Estate Co. Ltd.	172,200	4,552,683
Heiwa Real Estate REIT Inc.	6,340	5,892,012
Heiwado Co. Ltd.	176,500	2,635,894
Hiday Hidaka Corp.	56,400	1,136,838
Hikari Tsushin Inc.	112,100	19,533,403
Hino Motors Ltd.(a)	1,582,900	5,389,131
Hioki E.E. Corp.	44,400	1,970,290

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hirata Corp.	47,800	$2,186,646
Hirogin Holdings Inc.	1,684,600	11,304,169
Hirose Electric Co. Ltd.	166,645	19,389,609
HIS Co. Ltd.(a)	279,600	3,396,698
Hisamitsu Pharmaceutical Co. Inc.	268,000	7,638,613
Hitachi Construction Machinery Co. Ltd.	590,100	16,742,555
Hitachi Ltd.	5,308,800	417,008,091
Hitachi Zosen Corp.	1,052,800	6,496,097
Hogy Medical Co. Ltd.	144,900	3,493,232
Hokkaido Electric Power Co. Inc.	1,024,500	4,570,871
Hokkoku Financial Holdings Inc.	112,200	3,338,318
Hokuetsu Corp.(b)	860,000	8,130,790
Hokuhoku Financial Group Inc.	784,200	8,307,856
Hokuriku Electric Power Co.(a)	913,500	4,466,786
Hokuto Corp.	125,000	1,524,840
Honda Motor Co. Ltd.	26,203,400	292,903,174
Horiba Ltd.	201,500	16,167,162
Hoshino Resorts REIT Inc.	1,364	4,760,367
Hoshizaki Corp.	617,200	22,454,571
Hosiden Corp.	391,900	4,810,807
House Foods Group Inc.	428,400	9,429,709
Hoya Corp.	2,015,700	256,052,496
Hulic Co. Ltd.	2,159,400	23,844,837
Hulic REIT Inc.	7,986	8,409,789
Hyakugo Bank Ltd. (The)	1,380,400	5,353,668
Ibiden Co. Ltd.	645,800	32,496,614
Ichibanya Co. Ltd.	89,100	3,927,171
Ichigo Inc.	1,784,200	4,756,287
Ichigo Office REIT Investment Corp.	8,835	4,964,657
Idec Corp./Japan	148,600	2,973,710
Idemitsu Kosan Co. Ltd.	5,784,140	32,119,210
IDOM Inc.	282,900	1,689,760
IHI Corp.	791,900	15,146,189
Iida Group Holdings Co. Ltd.	842,400	12,717,661
Iino Kaiun Kaisha Ltd.	717,300	6,264,378
Inaba Denki Sangyo Co. Ltd.	226,200	5,404,777
Inabata & Co. Ltd.	225,100	4,898,054
Inageya Co. Ltd.	119,000	1,022,636
Industrial & Infrastructure Fund Investment Corp.	11,921	10,787,820
Infocom Corp.	106,100	1,761,625
Infomart Corp.	1,221,800	3,279,166
INFRONEER Holdings Inc.	1,505,156	15,734,101
Inpex Corp.	5,640,300	76,665,527
Insource Co. Ltd.	260,800	1,474,214
Internet Initiative Japan Inc.	593,500	11,508,804
Invincible Investment Corp.	38,125	15,673,219
Iriso Electronics Co. Ltd.	107,200	2,506,902
Isetan Mitsukoshi Holdings Ltd.	1,891,800	22,119,505
Isuzu Motors Ltd.	3,300,100	45,029,670
Ito En Ltd.	294,800	8,557,911
ITOCHU Corp.	6,753,600	306,506,068
Itochu Enex Co. Ltd.	245,500	2,629,317
Itoham Yonekyu Holdings Inc.	175,480	4,916,864
Iwatani Corp.	230,500	10,300,235
Iyogin Holdings Inc., NVS	1,708,400	11,620,416
Izumi Co. Ltd.	152,900	3,599,385
J Front Retailing Co. Ltd.	1,341,900	12,427,785
J Trust Co. Ltd.(b)	411,300	1,330,918
JAC Recruitment Co. Ltd.	234,000	1,069,095
Jaccs Co. Ltd.	127,000	4,864,975
JAFCO Group Co. Ltd.	315,000	3,736,118
Japan Airlines Co. Ltd.	837,400	16,091,282

Security	Shares	Value

Japan (continued)
Japan Airport Terminal Co. Ltd.	333,400	$13,240,286
Japan Aviation Electronics Industry Ltd.	232,400	3,995,558
Japan Display Inc.(a)(b)	4,861,500	656,495
Japan Elevator Service Holdings Co. Ltd.	362,000	5,470,359
Japan Excellent Inc.	7,716	6,379,524
Japan Exchange Group Inc.	2,818,900	62,387,052
Japan Hotel REIT Investment Corp.	26,307	13,519,125
Japan Lifeline Co. Ltd.	440,200	3,927,981
Japan Logistics Fund Inc.	5,960	11,020,169
Japan Material Co. Ltd.	338,000	5,711,454
Japan Metropolitan Fund Invest	40,312	27,365,522
Japan Petroleum Exploration Co. Ltd.	189,900	7,724,727
Japan Post Bank Co. Ltd.	8,202,800	85,307,858
Japan Post Holdings Co. Ltd.	12,138,200	116,195,122
Japan Post Insurance Co. Ltd.	1,116,500	20,902,979
Japan Prime Realty Investment Corp.	5,143	12,313,963
Japan Real Estate Investment Corp.	7,288	27,938,843
Japan Securities Finance Co. Ltd.	846,400	8,970,011
Japan Steel Works Ltd. (The)	413,200	6,800,440
Japan Tobacco Inc.	6,847,700	180,487,459
Japan Wool Textile Co. Ltd. (The)	72,800	734,326
JCR Pharmaceuticals Co. Ltd.	412,800	3,041,600
JCU Corp.	92,300	2,329,329
JDC Corp.	39,200	145,391
Jeol Ltd.	252,900	11,561,037
JFE Holdings Inc.	3,133,000	49,466,366
JGC Holdings Corp.	1,230,300	14,411,071
JINS Holdings Inc.	70,700	1,993,351
JMDC Inc.	178,300	4,718,254
J-Oil Mills Inc.	71,200	986,880
Joshin Denki Co. Ltd.	24,300	405,537
Joyful Honda Co. Ltd.	239,100	3,171,180
JSR Corp.	1,024,400	27,940,161
JTEKT Corp.	1,171,400	10,718,121
JTOWER Inc.(a)(b)	61,100	1,882,307
Juroku Financial Group Inc.	146,000	4,093,322
Justsystems Corp.	193,100	4,034,613
JVCKenwood Corp.	770,100	3,745,085
Kadokawa Corp.	573,900	12,142,237
Kaga Electronics Co. Ltd.	67,300	3,115,317
Kagome Co. Ltd.	533,900	13,144,670
Kajima Corp.	2,326,300	41,517,142
Kakaku.com Inc.	780,900	8,882,973
Kaken Pharmaceutical Co. Ltd.	172,200	4,066,797
Kameda Seika Co. Ltd.	25,800	732,734
Kamigumi Co. Ltd.	609,300	14,017,418
Kanamoto Co. Ltd.	147,400	2,815,482
Kandenko Co. Ltd.	675,300	6,944,811
Kaneka Corp.	236,500	5,751,071
Kanematsu Corp.	565,300	8,764,586
Kansai Electric Power Co. Inc. (The)	3,965,700	54,100,621
Kansai Paint Co. Ltd.	1,019,600	17,047,522
Kanto Denka Kogyo Co. Ltd.	481,900	2,884,159
Kao Corp.	2,640,900	104,493,974
Kappa Create Co. Ltd.(a)(b)	135,800	1,624,309
Kasumigaseki Capital Co. Ltd.(b)	31,300	2,652,627
Katakura Industries Co. Ltd.	39,600	456,100
Katitas Co. Ltd.	263,700	3,278,473
Kato Sangyo Co. Ltd.	109,100	3,557,481
Kawasaki Heavy Industries Ltd.	836,700	18,942,781
Kawasaki Kisen Kaisha Ltd.	783,200	38,160,466
KDDI Corp.	8,486,200	281,190,541

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
KDX Realty Investment Corp.	26,524	$28,771,688
KeePer Technical Laboratory Co. Ltd.(b)	78,900	3,481,944
Keihan Holdings Co. Ltd.	569,100	13,879,842
Keihanshin Building Co. Ltd.	92,600	935,737
Keikyu Corp.	1,209,400	10,563,405
Keio Corp.(b)	577,800	16,906,609
Keisei Electric Railway Co. Ltd.	736,200	33,312,950
Keiyo Bank Ltd. (The)	601,600	2,944,984
Kewpie Corp.	567,200	10,094,119
Keyence Corp.	1,105,500	494,598,353
KFC Holdings Japan Ltd.	66,100	1,516,463
KH Neochem Co. Ltd.	168,300	2,622,730
Kikkoman Corp.	805,600	49,567,135
Kinden Corp.	787,500	13,123,328
Kintetsu Group Holdings Co. Ltd.	1,021,500	31,520,891
Kirin Holdings Co. Ltd.	4,483,500	64,445,633
Kisoji Co. Ltd.	150,200	2,723,948
Kissei Pharmaceutical Co. Ltd.	160,600	3,429,285
Ki-Star Real Estate Co. Ltd.	46,800	1,105,287
Kitz Corp.	537,400	4,393,737
Kiyo Bank Ltd. (The)	441,200	4,972,698
Koa Corp.(b)	168,300	1,722,077
Kobayashi Pharmaceutical Co. Ltd.	293,400	13,241,300
Kobe Bussan Co. Ltd.	862,000	22,026,428
Kobe Steel Ltd.	2,014,300	27,813,216
Koei Tecmo Holdings Co. Ltd.	811,832	10,112,308
Kohnan Shoji Co. Ltd.	154,100	4,093,602
Koito Manufacturing Co. Ltd.	1,210,800	18,536,488
Kokuyo Co. Ltd.	596,600	9,607,942
Komatsu Ltd.	5,241,000	149,106,192
KOMEDA Holdings Co. Ltd.	231,900	4,444,888
Komeri Co. Ltd.	147,700	3,309,456
Konami Group Corp.	569,300	35,010,920
Konica Minolta Inc.(a)	2,489,800	6,832,534
Konishi Co. Ltd.	193,000	1,848,292
Kose Corp.	200,200	13,097,614
Koshidaka Holdings Co. Ltd.	273,000	1,739,167
Kotobuki Spirits Co. Ltd.	566,200	7,618,011
K’s Holdings Corp.	904,300	8,218,438
Kubota Corp.	5,733,000	86,783,082
Kumagai Gumi Co. Ltd.	163,400	4,252,654
Kumiai Chemical Industry Co. Ltd.	564,727	3,238,318
Kura Sushi Inc.	106,900	2,864,530
Kuraray Co. Ltd.	1,695,200	17,785,639
Kureha Corp.	268,200	5,133,941
Kurita Water Industries Ltd.	598,700	21,865,122
Kusuri no Aoki Holdings Co. Ltd.	256,400	5,535,610
KYB Corp.	99,200	3,439,613
Kyocera Corp.	7,270,100	106,434,773
Kyoei Steel Ltd.	98,600	1,417,249
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,793,069
Kyorin Pharmaceutical Co. Ltd.	437,300	5,283,331
Kyoritsu Maintenance Co. Ltd.	168,100	6,907,435
Kyoto Financial Group Inc.	1,190,600	19,787,129
Kyowa Kirin Co. Ltd.	1,532,800	24,144,612
Kyudenko Corp.	205,800	7,828,227
Kyushu Electric Power Co. Inc.(a)	2,171,700	16,264,113
Kyushu Financial Group Inc.	2,115,300	13,460,917
Kyushu Railway Co.	738,600	16,234,423
LaSalle Logiport REIT	10,772	10,908,259
Lasertec Corp.	432,500	112,635,540
Lawson Inc.	244,400	13,988,991

Security	Shares	Value

Japan (continued)
Leopalace21 Corp.(a)	1,026,500	$2,871,359
Life Corp.	116,500	2,958,475
LIFENET INSURANCE Co.(a)(b)	297,700	2,523,946
Link And Motivation Inc.	276,200	1,036,155
Lintec Corp.	210,000	3,977,147
Lion Corp.	1,322,300	11,787,136
LITALICO Inc.	108,900	1,586,717
Lixil Corp.	1,583,600	21,161,599
LY Corp.	15,198,300	47,282,402
M&A Capital Partners Co. Ltd.	79,200	1,219,769
M&A Research Institute Holdings Inc., NVS(a)(b)	134,400	4,783,511
M3 Inc.	2,547,000	40,191,653
Mabuchi Motor Co. Ltd.	509,300	8,827,347
Macnica Holdings Inc.	259,800	13,747,543
Maeda Kosen Co. Ltd.	37,600	819,668
Makino Milling Machine Co. Ltd.	123,300	4,994,238
Makita Corp.	1,274,300	34,297,772
Management Solutions Co. Ltd.	63,100	1,277,053
Mandom Corp.	211,900	1,844,664
Mani Inc.	483,300	6,714,113
Marubeni Corp.	8,126,500	138,610,972
Maruha Nichiro Corp.	224,300	4,438,028
Marui Group Co. Ltd.	977,600	16,164,775
Maruichi Steel Tube Ltd.	302,100	7,697,370
MARUKA FURUSATO Corp.	99,700	1,655,566
Maruwa Co. Ltd./Aichi(b)	50,600	10,124,342
Matsuda Sangyo Co. Ltd.	45,300	843,085
Matsui Securities Co. Ltd.	807,600	4,537,117
MatsukiyoCocokara & Co.	1,947,250	35,394,718
Max Co. Ltd.	38,800	862,333
Maxell Ltd.	435,500	4,789,872
Maxvalu Tokai Co. Ltd.	2,500	55,123
Mazda Motor Corp.	3,216,600	38,996,273
McDonald’s Holdings Co. Japan Ltd.(b)	535,900	23,860,665
MCJ Co. Ltd.	252,700	2,118,991
Mebuki Financial Group Inc.	5,794,510	17,344,105
Medipal Holdings Corp.	992,300	15,838,080
Medley Inc.(a)(b)	140,500	4,405,228
Megachips Corp.	81,300	2,625,055
Megmilk Snow Brand Co. Ltd.	240,600	3,773,401
Meidensha Corp.	173,900	3,117,215
MEIJI Holdings Co. Ltd.	1,304,300	31,543,985
Meiko Electronics Co. Ltd.	110,400	3,007,046
MEITEC Group Holdings Inc.	432,600	8,558,269
Melco Holdings Inc.	45,900	1,021,396
Menicon Co. Ltd.	346,400	5,030,436
Mercari Inc.(a)	658,700	10,890,844
METAWATER Co. Ltd.	68,900	1,004,111
Micronics Japan Co. Ltd.	182,000	5,404,181
Milbon Co. Ltd.	144,400	3,450,815
Mimasu Semiconductor Industry Co. Ltd.	34,200	737,093
MINEBEA MITSUMI Inc.	2,131,159	44,051,496
Mirai Corp.	8,207	2,509,501
MIRAIT ONE corp.	586,500	7,748,803
MISUMI Group Inc.	1,640,100	28,119,339
Mitani Sekisan Co. Ltd.	15,000	515,381
Mitsubishi Chemical Group Corp.	7,089,700	42,749,047
Mitsubishi Corp.	19,560,300	337,120,640
Mitsubishi Electric Corp.	10,980,400	162,952,418
Mitsubishi Estate Co. Ltd.	6,340,900	87,858,963
Mitsubishi Estate Logistics REIT Investment Corp.	2,788	6,985,083

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Gas Chemical Co. Inc.	845,600	$13,809,388
Mitsubishi HC Capital Inc.	5,135,970	36,416,307
Mitsubishi Heavy Industries Ltd.	1,819,400	121,360,294
Mitsubishi Logisnext Co. Ltd.	100,500	1,040,881
Mitsubishi Logistics Corp.	427,500	13,205,103
Mitsubishi Materials Corp.	670,100	12,267,849
Mitsubishi Motors Corp.	3,810,000	12,005,561
Mitsubishi Pencil Co. Ltd.	169,700	2,307,593
Mitsubishi Research Institute Inc.	24,200	811,177
Mitsubishi Shokuhin Co. Ltd.	68,600	2,332,132
Mitsubishi UFJ Financial Group Inc.	64,793,600	606,892,259
Mitsuboshi Belting Ltd.	133,600	4,456,595
Mitsui & Co. Ltd.	7,401,000	300,164,024
Mitsui Chemicals Inc.	1,012,400	29,795,197
Mitsui DM Sugar Holdings Co. Ltd.	108,800	2,499,991
Mitsui Fudosan Co. Ltd.	5,070,700	127,293,668
Mitsui Fudosan Logistics Park Inc.	3,083	9,242,618
Mitsui High-Tec Inc.	122,400	5,649,560
Mitsui Mining & Smelting Co. Ltd.	298,200	9,218,937
Mitsui OSK Lines Ltd.	1,935,200	69,513,284
Mitsui-Soko Holdings Co. Ltd.	112,800	3,767,602
Miura Co. Ltd.	517,900	9,463,892
Mixi Inc.	199,300	3,418,583
Mizuho Financial Group Inc.	13,620,570	247,370,794
Mizuho Leasing Co. Ltd.	139,300	5,048,338
Mochida Pharmaceutical Co. Ltd.	134,900	3,049,917
Modec Inc.(a)	131,000	2,045,763
Monex Group Inc.	998,300	5,195,395
Money Forward Inc.(a)	252,900	9,871,193
Monogatari Corp. (The)	168,400	5,937,856
MonotaRO Co. Ltd.	1,475,200	13,893,751
Mori Hills REIT Investment Corp.	9,031	8,404,776
Mori Trust REIT Inc.	12,898	6,549,945
Morinaga & Co. Ltd./Japan	389,700	7,437,755
Morinaga Milk Industry Co. Ltd.	377,200	7,724,491
Morita Holdings Corp.	90,400	976,246
MOS Food Services Inc.	144,000	3,349,172
MS&AD Insurance Group Holdings Inc.	2,404,100	99,276,672
Murata Manufacturing Co. Ltd.	9,791,100	197,703,082
Musashi Seimitsu Industry Co. Ltd.	246,400	2,796,725
Musashino Bank Ltd. (The)	128,700	2,424,671
Nabtesco Corp.	607,800	11,682,470
Nachi-Fujikoshi Corp.	86,300	2,012,591
Nafco Co. Ltd.	59,700	904,807
Nagaileben Co. Ltd.(b)	62,000	983,789
Nagase & Co. Ltd.	634,500	10,374,501
Nagawa Co. Ltd.(b)	27,100	1,308,935
Nagoya Railroad Co. Ltd.	1,012,800	15,615,261
Nakanishi Inc.	445,500	7,290,986
Nankai Electric Railway Co. Ltd.	574,000	11,192,981
Nanto Bank Ltd. (The)	137,100	2,479,884
NEC Corp.	1,389,100	90,770,329
NEC Networks & System Integration Corp.	568,300	9,177,603
NET One Systems Co. Ltd.	493,400	8,022,239
Nexon Co. Ltd.	1,955,600	31,209,471
Nextage Co. Ltd.(b)	259,400	3,908,297
NGK Insulators Ltd.	1,298,500	16,221,814
NH Foods Ltd.	466,400	15,972,418
NHK Spring Co. Ltd.	1,227,500	10,133,832
Nichias Corp.	418,800	9,789,224
Nichicon Corp.	427,400	3,735,404
Nichiden Corp.	67,700	1,262,561

Security	Shares	Value

Japan (continued)
Nichiha Corp.	127,000	$2,551,347
Nichirei Corp.	585,800	14,148,641
Nidec Corp.	2,383,400	88,893,233
Nifco Inc./Japan	505,300	13,112,916
Nihon Kohden Corp.	496,300	15,125,683
Nihon M&A Center Holdings Inc.	1,772,800	10,656,088
Nihon Parkerizing Co. Ltd.	650,900	5,170,052
Nikkiso Co. Ltd.	263,200	1,932,221
Nikkon Holdings Co. Ltd.	237,900	5,110,719
Nikon Corp.	1,671,200	17,055,487
Nintendo Co. Ltd.	5,905,700	329,956,707
Nippn Corp., New	270,800	4,157,331
Nippon Accommodations Fund Inc.	2,635	10,969,850
Nippon Building Fund Inc.	8,843	35,779,741
Nippon Carbon Co. Ltd.	19,000	577,332
Nippon Ceramic Co. Ltd.	99,100	1,794,641
Nippon Densetsu Kogyo Co. Ltd.	95,800	1,328,829
Nippon Electric Glass Co. Ltd.	490,400	10,901,056
Nippon Express Holdings Inc.	443,900	26,421,515
Nippon Gas Co. Ltd.	607,100	9,404,374
Nippon Kanzai Holdings Co. Ltd.	34,500	615,988
Nippon Kayaku Co. Ltd.	847,100	7,562,319
Nippon Light Metal Holdings Co. Ltd.	411,360	5,068,722
Nippon Paint Holdings Co. Ltd.	5,455,400	42,968,495
Nippon Paper Industries Co. Ltd.(a)	534,700	4,956,239
Nippon Parking Development Co. Ltd.	1,060,600	1,320,439
Nippon Pillar Packing Co. Ltd.	99,100	3,258,537
Nippon Prologis REIT Inc.	13,088	23,286,190
NIPPON REIT Investment Corp.	2,514	5,821,293
Nippon Road Co. Ltd. (The)	136,500	1,967,827
Nippon Sanso Holdings Corp.	966,700	24,495,504
Nippon Seiki Co. Ltd.	116,100	1,076,138
Nippon Shinyaku Co. Ltd.	298,900	10,559,528
Nippon Shokubai Co. Ltd.	131,800	4,958,328
Nippon Signal Co. Ltd.	272,300	1,737,351
Nippon Soda Co. Ltd.	122,000	4,709,415
Nippon Steel Corp.	4,816,108	115,897,989
Nippon Telegraph & Telephone Corp.	169,546,000	212,908,092
Nippon Television Holdings Inc.	205,700	2,399,837
Nippon Yusen KK	2,734,300	94,226,327
Nipro Corp.	827,800	6,666,385
Nishimatsu Construction Co. Ltd.	173,000	4,755,597
Nishimatsuya Chain Co. Ltd.	390,300	5,636,975
Nishi-Nippon Financial Holdings Inc.	870,000	10,017,293
Nishi-Nippon Railroad Co. Ltd.	446,900	7,428,365
Nishio Holdings Co. Ltd.(b)	31,100	851,886
Nissan Chemical Corp.	719,700	28,703,656
Nissan Motor Co. Ltd.	13,037,400	51,182,550
Nissan Shatai Co. Ltd.	241,100	1,590,837
Nissha Co. Ltd.	224,400	2,489,325
Nisshin Oillio Group Ltd. (The)	141,900	4,334,709
Nisshin Seifun Group Inc.	1,137,400	15,865,803
Nisshinbo Holdings Inc.	766,700	6,327,871
Nissin Foods Holdings Co. Ltd.	1,119,000	36,201,189
Nissui Corp.	1,867,700	10,205,006
Niterra Co. Ltd.	885,800	23,853,358
Nitori Holdings Co. Ltd.	458,100	59,956,911
Nitta Corp.	100,500	2,600,769
Nittetsu Mining Co. Ltd.	32,100	1,144,079
Nitto Boseki Co. Ltd.	129,600	4,425,522
Nitto Denko Corp.	830,800	68,921,374
Nitto Kogyo Corp.	128,600	3,499,557

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Noevir Holdings Co. Ltd.	88,700	$3,153,349
NOF Corp.	453,700	20,490,782
Nohmi Bosai Ltd.	25,000	377,576
Nojima Corp.	292,800	3,690,176
NOK Corp.	563,000	7,457,202
Nomura Co. Ltd.	572,500	3,383,773
Nomura Holdings Inc.	16,811,800	90,550,802
Nomura Real Estate Holdings Inc.	643,200	17,601,620
Nomura Real Estate Master Fund Inc.	23,625	25,852,016
Nomura Research Institute Ltd.	2,191,140	67,012,776
Noritake Co. Ltd./Nagoya Japan	62,100	3,303,552
Noritsu Koki Co. Ltd.	76,300	1,723,580
Noritz Corp.	120,300	1,267,233
North Pacific Bank Ltd.	2,368,600	6,040,118
NS Solutions Corp.	174,000	5,803,405
NS United Kaiun Kaisha Ltd.	52,700	1,853,443
NSD Co. Ltd.	550,000	10,321,269
NSK Ltd.	2,076,000	11,317,563
NTN Corp.	2,473,300	4,523,071
NTT Data Group Corp.	3,574,700	51,488,638
NTT UD REIT Investment Corp.	9,104	7,730,809
Obara Group Inc.	63,400	1,724,647
Obayashi Corp.	3,584,500	33,180,060
OBIC Business Consultants Co. Ltd.	163,800	7,921,410
Obic Co. Ltd.	403,100	61,920,006
Odakyu Electric Railway Co. Ltd.	1,748,200	26,713,355
Ogaki Kyoritsu Bank Ltd. (The)	186,500	2,496,857
Ohsho Food Service Corp.	72,600	4,013,902
Oiles Corp.	104,200	1,507,349
Oisix ra daichi Inc.(a)(b)	154,700	1,463,281
Oji Holdings Corp.	4,709,000	18,411,395
Okamoto Industries Inc.	43,900	1,487,508
Okamura Corp.	474,100	7,105,410
Okasan Securities Group Inc.	1,234,600	6,042,417
Oki Electric Industry Co. Ltd.	580,000	4,075,236
Okinawa Cellular Telephone Co.	115,000	2,802,268
Okinawa Electric Power Co. Inc. (The)	210,616	1,669,151
Okinawa Financial Group Inc.	71,200	1,223,625
OKUMA Corp.	127,600	5,741,248
Okumura Corp.	168,600	5,895,836
Olympus Corp.	7,027,900	104,038,657
Omron Corp.	998,600	44,902,301
One REIT Inc.	711	1,307,519
Ono Pharmaceutical Co. Ltd.	2,205,900	39,759,421
Open House Group Co. Ltd.	438,400	13,709,694
Open Up Group Inc.	305,800	4,736,702
Optex Group Co. Ltd.	122,700	1,523,818
Optorun Co. Ltd.	155,900	1,801,433
Oracle Corp. Japan	213,500	16,825,750
Organo Corp.	138,100	5,703,960
Orient Corp.	541,010	4,082,441
Oriental Land Co. Ltd./Japan	6,192,200	229,978,742
ORIX Corp.	6,572,200	126,904,354
Orix JREIT Inc.	14,774	17,089,223
Osaka Gas Co. Ltd.	2,109,100	44,411,006
Osaka Organic Chemical Industry Ltd.	74,300	1,477,897
Osaka Soda Co. Ltd.	76,800	5,391,395
OSAKA Titanium Technologies Co. Ltd.(b)	173,800	3,287,657
OSG Corp.	524,700	7,140,282
Otsuka Corp.	687,400	28,924,255
Otsuka Holdings Co. Ltd.	2,331,900	91,663,071
Outsourcing Inc.(a)	675,200	7,883,240

Security	Shares	Value

Japan (continued)
PAL GROUP Holdings Co. Ltd.	262,100	$4,191,572
PALTAC Corp.	160,500	4,886,491
Pan Pacific International Holdings Corp.	2,159,400	46,678,633
Panasonic Holdings Corp.	12,514,300	117,869,398
Paramount Bed Holdings Co. Ltd.	217,400	3,926,485
Park24 Co. Ltd.(a)	727,500	9,506,081
Pasona Group Inc.	95,000	1,732,428
Penta-Ocean Construction Co. Ltd.	1,619,600	8,677,767
PeptiDream Inc.(a)(b)	566,100	4,961,014
Persol Holdings Co. Ltd.	10,314,900	16,397,712
Pharma Foods International Co. Ltd.(b)	130,000	884,950
PHC Holdings Corp.	131,700	1,362,756
Pigeon Corp.	703,500	7,688,337
Pilot Corp.	147,400	4,116,265
Piolax Inc.	138,200	2,340,818
PKSHA Technology Inc.(a)	172,600	4,515,668
Plus Alpha Consulting Co. Ltd.	112,800	1,965,932
Pola Orbis Holdings Inc.	526,300	5,444,572
Pressance Corp.	78,100	883,379
Prestige International Inc.	360,900	1,481,914
Prima Meat Packers Ltd.	148,700	2,432,974
Raito Kogyo Co. Ltd.	206,800	2,890,875
Raiznext Corp.	161,100	1,714,317
Raksul Inc.(a)	285,100	2,212,404
Rakus Co. Ltd.	537,700	8,837,698
Rakuten Bank Ltd., NVS(a)	161,200	2,512,937
Rakuten Group Inc.(a)(b)	8,497,300	37,326,581
Recruit Holdings Co. Ltd.	8,198,200	323,818,367
Relo Group Inc.	594,500	5,967,431
Renesas Electronics Corp.(a)	8,373,600	137,390,484
Rengo Co. Ltd.	1,049,500	6,806,069
RENOVA Inc.(a)(b)	233,800	2,008,703
Resona Holdings Inc.	11,997,638	66,230,068
Resonac Holdings Corp.	968,400	19,311,334
Resorttrust Inc.	552,400	9,602,688
Retail Partners Co. Ltd.	40,800	482,946
Ricoh Co. Ltd.	3,032,400	23,834,646
Ricoh Leasing Co. Ltd.	65,300	2,241,544
Riken Keiki Co. Ltd.	52,700	2,603,730
Ringer Hut Co. Ltd.(b)	164,900	2,726,096
Rinnai Corp.	626,000	14,182,545
Riso Kagaku Corp.	68,000	1,374,222
Riso Kyoiku Co. Ltd.	511,200	843,590
Rohm Co. Ltd.	2,004,100	34,589,233
Rohto Pharmaceutical Co. Ltd.	1,147,000	23,469,485
Roland Corp.	69,400	2,305,734
Rorze Corp.	63,000	6,997,253
Round One Corp.	1,378,600	6,105,864
Royal Holdings Co. Ltd.	169,800	2,988,359
RS Technologies Co. Ltd.	71,300	1,384,127
Ryohin Keikaku Co. Ltd.	1,439,400	22,381,441
Ryosan Co. Ltd.	89,700	2,955,581
Ryoyo Electro Corp.	144,100	3,677,280
S Foods Inc.	48,700	1,095,110
Saibu Gas Holdings Co. Ltd.	121,300	1,590,481
Saizeriya Co. Ltd.	161,900	5,557,912
Sakai Moving Service Co. Ltd.	61,800	1,174,662
Sakata INX Corp.	30,800	297,167
Sakata Seed Corp.	187,400	4,666,741
SAMTY Co. Ltd.	108,600	1,850,393
Samty Residential Investment Corp.	733	534,131
San-A Co. Ltd.	117,900	3,641,429

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
San-Ai Obbli Co. Ltd.	89,600	$1,010,287
SanBio Co. Ltd.(a)(b)	300,600	1,150,041
Sangetsu Corp.	259,600	5,718,041
San-In Godo Bank Ltd. (The)	851,300	6,003,422
Sanken Electric Co. Ltd.	127,200	5,843,972
Sanki Engineering Co. Ltd.	13,100	168,061
Sankyo Co. Ltd.	228,700	13,988,793
Sankyu Inc.	247,200	9,240,895
Sanrio Co. Ltd.	306,600	12,802,753
Sansan Inc.(a)	434,100	4,041,132
Santen Pharmaceutical Co. Ltd.	1,961,900	19,819,745
Sanwa Holdings Corp.	1,167,900	17,850,390
Sanyo Chemical Industries Ltd.	21,100	616,694
Sanyo Denki Co. Ltd.	34,200	1,422,025
Sanyo Special Steel Co. Ltd.	110,700	1,901,456
Sapporo Holdings Ltd.	444,300	20,543,906
Sato Holdings Corp.	160,200	2,355,452
Sawai Group Holdings Co. Ltd.	207,100	7,838,737
SB Technology Corp.	10,600	178,500
SBI Holdings Inc.	1,468,100	36,064,839
SBS Holdings Inc.	58,000	981,763
SCREEN Holdings Co. Ltd.	473,000	46,382,026
SCSK Corp.	851,600	16,720,836
Secom Co. Ltd.	1,189,100	86,305,269
Sega Sammy Holdings Inc.	902,700	13,285,578
Seibu Holdings Inc.	1,346,800	19,033,544
Seiko Epson Corp.	1,601,900	23,383,588
Seiko Group Corp.	142,300	2,538,645
Seino Holdings Co. Ltd.	755,100	11,027,356
Seiren Co. Ltd.	218,800	3,672,255
Sekisui Chemical Co. Ltd.	2,129,900	30,409,729
Sekisui House Ltd.	3,466,200	78,246,670
Sekisui House REIT Inc.(b)	23,052	12,261,092
Senko Group Holdings Co. Ltd.	725,300	5,670,689
Septeni Holdings Co. Ltd.(b)	342,000	1,145,115
Seria Co. Ltd.	251,600	4,610,619
Seven & i Holdings Co. Ltd.	4,264,100	168,409,848
Seven Bank Ltd.	3,524,500	7,377,916
SG Holdings Co. Ltd.	1,797,900	23,282,986
Sharp Corp./Japan(a)	1,392,599	9,364,259
Shibaura Machine Co. Ltd.	124,300	3,013,645
Shibaura Mechatronics Corp.	62,700	2,970,050
SHIFT Inc.(a)(b)	72,500	13,069,815
Shiga Bank Ltd. (The)	219,700	5,462,651
Shikoku Chemicals Corp.	97,200	1,201,893
Shikoku Electric Power Co. Inc.	806,400	5,701,886
Shima Seiki Manufacturing Ltd.	154,900	1,575,268
Shimadzu Corp.	1,386,800	38,347,749
Shimamura Co. Ltd.	121,200	13,296,668
Shimano Inc.	445,600	63,977,155
Shimizu Corp.	2,984,600	19,979,283
Shin Nippon Biomedical Laboratories Ltd.(b)	118,300	1,371,157
Shin-Etsu Chemical Co. Ltd.	10,367,900	408,103,153
Shin-Etsu Polymer Co. Ltd.	109,500	1,204,518
Shinko Electric Industries Co. Ltd.	394,700	14,592,901
Shinmaywa Industries Ltd.	523,100	4,342,268
Shionogi & Co. Ltd.	1,509,800	72,464,984
Ship Healthcare Holdings Inc.	533,900	8,102,924
Shiseido Co. Ltd.	2,280,500	63,572,783
Shizuoka Financial Group Inc., NVS	2,385,400	21,802,565
Shizuoka Gas Co. Ltd.	137,200	937,317
SHO-BOND Holdings Co. Ltd.	217,100	9,669,748

Security	Shares	Value

Japan (continued)
Shochiku Co. Ltd.	46,700	$3,205,266
Shoei Co. Ltd.	293,500	3,922,439
Shoei Foods Corp.	22,000	668,064
Showa Sangyo Co. Ltd.	79,900	1,831,128
Siix Corp.	170,500	1,802,927
Simplex Holdings Inc.	150,400	2,741,263
SKY Perfect JSAT Holdings Inc.	1,366,800	7,192,575
Skylark Holdings Co. Ltd.	1,288,100	21,014,263
SMC Corp.	324,900	180,853,795
SMS Co. Ltd.	464,000	8,379,894
Snow Peak Inc.(b)	163,200	985,074
Socionext Inc.(b)	1,014,500	23,250,391
SoftBank Corp.	16,346,100	217,171,719
SoftBank Group Corp.	5,849,500	252,526,439
Sohgo Security Services Co. Ltd.	2,316,800	12,647,383
Sojitz Corp.	1,284,900	30,325,450
Solasto Corp.	243,400	951,003
Sompo Holdings Inc.	1,717,900	89,075,586
Sony Group Corp.	7,151,700	701,355,115
Sosei Group Corp.(a)	441,300	4,283,635
SOSiLA Logistics REIT Inc.	3,460	2,809,893
Sotetsu Holdings Inc.	499,700	9,158,563
SPARX Group Co. Ltd.	21,120	260,092
Square Enix Holdings Co. Ltd.	492,000	19,225,506
SRE Holdings Corp.(a)(b)	56,400	1,272,831
Stanley Electric Co. Ltd.	751,800	14,359,757
Star Asia Investment Corp.	7,869	3,085,455
Star Micronics Co. Ltd.	222,600	2,656,548
Starts Corp. Inc.	139,500	2,861,675
Starts Proceed Investment Corp.	385	531,491
Strike Co. Ltd.	46,600	1,503,507
Subaru Corp.	3,500,100	69,824,571
Sugi Holdings Co. Ltd.	189,600	9,059,020
SUMCO Corp.	2,033,700	30,831,742
Sumitomo Bakelite Co. Ltd.	187,800	9,333,195
Sumitomo Chemical Co. Ltd.	8,529,500	20,083,394
Sumitomo Corp.	5,908,300	135,878,120
Sumitomo Electric Industries Ltd.	4,028,100	53,539,897
Sumitomo Forestry Co. Ltd.	876,800	25,773,737
Sumitomo Heavy Industries Ltd.	602,500	15,631,554
Sumitomo Metal Mining Co. Ltd.	1,395,400	38,567,004
Sumitomo Mitsui Construction Co. Ltd.	1,171,740	3,286,481
Sumitomo Mitsui Financial Group Inc.	7,189,500	373,949,967
Sumitomo Mitsui Trust Holdings Inc.	3,690,000	75,620,119
Sumitomo Osaka Cement Co. Ltd.	155,900	3,927,475
Sumitomo Pharma Co. Ltd.	968,300	2,842,417
Sumitomo Realty & Development Co. Ltd.	1,715,100	53,938,410
Sumitomo Riko Co. Ltd.	107,800	926,430
Sumitomo Rubber Industries Ltd.	936,600	10,850,018
Sumitomo Warehouse Co. Ltd. (The)	462,400	8,315,905
Sundrug Co. Ltd.	412,400	12,438,090
Suntory Beverage & Food Ltd.	777,300	25,359,230
Suruga Bank Ltd.	722,200	4,208,780
Suzuken Co. Ltd.	326,700	10,141,087
Suzuki Motor Corp.	2,103,300	94,477,414
Sysmex Corp.	958,300	51,913,302
Systena Corp.	1,980,000	4,002,147
T Hasegawa Co. Ltd.	126,600	2,840,973
T&D Holdings Inc.	2,801,000	46,381,042
Tadano Ltd.	650,100	5,292,129
Taihei Dengyo Kaisha Ltd.	54,000	1,630,991
Taiheiyo Cement Corp.	628,600	12,938,033

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Taikisha Ltd.	121,800	$3,631,690
Taisei Corp.	943,400	34,395,031
Taisho Pharmaceutical Holdings Co. Ltd.	95,700	5,569,116
Taiyo Holdings Co. Ltd.	206,000	4,538,963
Taiyo Yuden Co. Ltd.	721,100	17,418,705
Takamatsu Construction Group Co. Ltd.	75,700	1,520,188
Takara Bio Inc.	261,300	2,221,261
Takara Holdings Inc.	866,000	7,326,732
Takara Leben Real Estate Investment Corp.	3,631	2,582,687
Takasago Thermal Engineering Co. Ltd.	222,600	5,143,444
Takashimaya Co. Ltd.	828,100	11,536,463
Takeda Pharmaceutical Co. Ltd.	8,960,780	263,361,617
Takeuchi Manufacturing Co. Ltd.(b)	236,900	8,099,076
Takuma Co. Ltd.	497,100	5,849,022
Tama Home Co. Ltd.	89,100	2,459,485
Tamron Co. Ltd.	114,100	4,323,485
TBS Holdings Inc.	182,100	4,222,795
TDK Corp.	2,213,800	110,147,201
TechMatrix Corp.	187,900	2,007,191
TechnoPro Holdings Inc.	610,400	14,072,659
Teijin Ltd.	929,300	8,548,986
Tenma Corp.	67,200	1,034,649
Terumo Corp.	3,830,100	129,656,356
T-Gaia Corp.	114,300	1,546,773
THK Co. Ltd.	647,600	12,451,163
TIS Inc.	1,239,000	27,557,637
TKC Corp.	72,400	1,875,364
TKP Corp.(a)	81,700	926,694
Toa Corp./Tokyo	96,400	2,548,183
Toagosei Co. Ltd.	669,700	6,410,184
Tobu Railway Co. Ltd.	1,027,300	27,206,252
Tocalo Co. Ltd.	510,400	5,429,193
Toda Corp.	1,445,900	9,116,430
Toei Animation Co. Ltd.(b)	45,800	6,127,871
Toei Co. Ltd.	36,600	5,136,562
Toenec Corp.	35,900	1,177,711
Toho Bank Ltd. (The)	907,300	1,924,141
Toho Co. Ltd./Tokyo	635,500	20,701,248
Toho Gas Co. Ltd.	429,600	8,630,618
Toho Holdings Co. Ltd.	424,000	9,183,198
Toho Titanium Co. Ltd.(b)	185,300	2,464,766
Tohoku Electric Power Co. Inc.	2,506,800	16,734,895
Tokai Carbon Co. Ltd.	1,265,100	8,897,280
Tokai Corp./Gifu	56,700	809,772
TOKAI Holdings Corp.	721,100	4,862,471
Tokai Rika Co. Ltd.	256,000	4,050,186
Tokai Tokyo Financial Holdings Inc.	1,937,300	7,473,199
Token Corp.	52,210	3,348,091
Tokio Marine Holdings Inc.	10,228,900	269,709,718
Tokushu Tokai Paper Co. Ltd.	8,200	218,849
Tokuyama Corp.	403,200	6,462,916
Tokyo Century Corp.	765,100	8,501,318
Tokyo Electric Power Co. Holdings Inc.(a)	8,631,700	45,956,491
Tokyo Electron Device Ltd.	110,600	4,382,087
Tokyo Electron Ltd.	2,684,800	498,224,828
Tokyo Gas Co. Ltd.	2,176,200	49,991,367
Tokyo Kiraboshi Financial Group Inc.	172,900	5,057,558
Tokyo Ohka Kogyo Co. Ltd.	548,600	12,530,294
Tokyo Seimitsu Co. Ltd.	225,300	14,593,511
Tokyo Steel Manufacturing Co. Ltd.	471,400	5,693,617
Tokyo Tatemono Co. Ltd.	1,112,600	17,147,306
Tokyotokeiba Co. Ltd.	83,000	2,599,474

Security	Shares	Value

Japan (continued)
Tokyu Construction Co. Ltd.	608,900	$3,389,395
Tokyu Corp.	2,913,700	34,190,171
Tokyu Fudosan Holdings Corp.	3,354,700	22,434,792
Tokyu REIT Inc.	6,303	7,349,891
TOMONY Holdings Inc.	918,300	2,528,636
Tomy Co. Ltd.	588,500	9,655,293
Topcon Corp.	637,000	7,318,262
TOPPAN Holdings Inc.	1,480,300	40,803,638
Topre Corp.	181,500	2,641,783
Toray Industries Inc.	7,679,800	38,371,567
Toridoll Holdings Corp.	267,100	8,177,313
Torii Pharmaceutical Co. Ltd.	56,300	1,434,706
Tosei Corp.	62,100	896,752
Toshiba TEC Corp.	164,000	3,402,277
Tosoh Corp.	1,416,200	18,261,390
Totetsu Kogyo Co. Ltd.	120,100	2,466,017
TOTO Ltd.	779,900	21,108,203
Towa Corp.	111,200	5,736,815
Towa Pharmaceutical Co. Ltd.	120,900	2,115,676
Toyo Construction Co. Ltd.	253,600	2,234,452
Toyo Gosei Co. Ltd.(b)	29,200	1,708,549
Toyo Seikan Group Holdings Ltd.	731,000	11,611,559
Toyo Suisan Kaisha Ltd.	514,700	26,801,186
Toyo Tanso Co. Ltd.	106,900	3,607,401
Toyo Tire Corp.	695,300	11,512,991
Toyobo Co. Ltd.	559,200	4,197,039
Toyoda Gosei Co. Ltd.	338,200	6,530,115
Toyota Boshoku Corp.	505,400	8,327,640
Toyota Industries Corp.	826,900	69,938,459
Toyota Motor Corp.	60,233,625	1,202,733,876
Toyota Tsusho Corp.	1,193,800	78,231,416
Trancom Co. Ltd.	8,300	393,342
Transcosmos Inc.	115,500	2,411,778
TRE Holdings Corp.	209,200	1,774,722
Trend Micro Inc./Japan(a)	785,800	44,955,117
Tri Chemical Laboratories Inc.	148,700	3,667,035
Trusco Nakayama Corp.	242,900	4,149,796
TS Tech Co. Ltd.	524,600	6,645,080
Tsubakimoto Chain Co.	126,200	3,649,761
Tsuburaya Fields Holdings Inc.(b)	203,600	2,508,463
Tsugami Corp.	213,300	1,722,535
Tsumura & Co.	469,900	8,501,524
Tsuruha Holdings Inc.	217,300	17,195,954
TV Asahi Holdings Corp.	100,400	1,196,712
UACJ Corp.	164,800	4,551,987
UBE Corp.	551,300	9,165,645
Ulvac Inc.	257,800	12,617,616
Unicharm Corp.	2,293,400	78,912,154
United Arrows Ltd.	124,100	1,627,457
United Super Markets Holdings Inc.	474,800	3,264,839
United Urban Investment Corp.	16,388	16,593,286
Universal Entertainment Corp.	127,900	1,849,804
Usen-Next Holdings Co. Ltd.	104,200	3,024,398
Ushio Inc.	569,400	7,976,866
USS Co. Ltd.	1,187,300	22,453,511
UT Group Co. Ltd.(a)	163,500	2,619,591
Valor Holdings Co. Ltd.	194,300	3,319,563
ValueCommerce Co. Ltd.	79,400	677,182
Vector Inc.	110,500	887,362
Vision Inc./Tokyo Japan(a)(b)	180,100	1,429,623
Visional Inc.(a)(b)	128,900	8,067,430
VT Holdings Co. Ltd.	578,000	2,083,370

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Wacoal Holdings Corp.	249,300	$5,815,972
Wacom Co. Ltd.	857,400	3,951,179
WealthNavi Inc.(a)	225,200	2,591,778
Weathernews Inc.	28,500	1,033,732
Welcia Holdings Co. Ltd.	536,700	9,053,502
West Holdings Corp.	127,730	2,937,944
West Japan Railway Co.	1,241,000	51,687,048
WingArc1st Inc.	105,300	2,003,204
Workman Co. Ltd.(b)	123,100	3,519,072
W-Scope Corp.(a)(b)	292,800	1,512,625
Yakult Honsha Co. Ltd.	1,469,600	32,098,394
Yamada Holdings Co. Ltd.	3,902,900	11,921,715
Yamaguchi Financial Group Inc.	1,228,500	11,676,973
Yamaha Corp.	810,500	17,823,346
Yamaha Motor Co. Ltd.	5,095,600	48,162,315
YA-MAN Ltd.(b)	190,900	1,311,485
Yamato Holdings Co. Ltd.	1,579,600	27,305,637
Yamato Kogyo Co. Ltd.	211,700	11,718,396
Yamazaki Baking Co. Ltd.	652,000	15,460,441
Yamazen Corp.	445,900	3,813,231
Yaoko Co. Ltd.	90,500	5,221,655
Yaskawa Electric Corp.	1,384,300	52,169,139
Yellow Hat Ltd.	157,500	1,955,351
Yodogawa Steel Works Ltd.	72,900	1,919,952
Yokogawa Bridge Holdings Corp.	140,300	2,715,259
Yokogawa Electric Corp.	1,282,200	25,196,126
Yokohama Rubber Co. Ltd. (The)	698,900	16,541,340
Yokorei Co. Ltd.	268,900	2,045,599
Yonex Co. Ltd.	328,200	2,666,948
Yoshinoya Holdings Co. Ltd.	483,700	10,786,670
Yuasa Trading Co. Ltd.	68,100	2,269,033
Zenkoku Hosho Co. Ltd.	276,100	10,274,624
Zenrin Co. Ltd.	155,900	937,600
Zensho Holdings Co. Ltd.	565,400	27,686,906
Zeon Corp.	783,300	7,106,428
ZERIA Pharmaceutical Co. Ltd.	18,600	257,599
Zojirushi Corp.	165,200	1,598,824
ZOZO Inc.	852,700	18,671,150
Zuken Inc.	44,300	1,210,833

		26,152,597,316

Netherlands — 4.5%
Aalberts NV	556,642	22,136,711
ABN AMRO Bank NV, CVA(d)	2,597,834	38,233,318
Adyen NV(a)(d)	123,370	154,729,010
Aegon Ltd.	9,743,329	57,480,151
AerCap Holdings NV(a)	1,139,079	87,207,888
Akzo Nobel NV	965,086	74,130,639
Alfen NV(a)(b)(d)	126,732	7,663,931
Allfunds Group PLC	2,040,658	14,629,872
AMG Critical Materials NV	205,791	4,367,253
Arcadis NV	439,795	24,145,381
Ariston Holding NV	454,368	2,982,057
ASM International NV	263,900	146,262,248
ASML Holding NV	2,291,034	1,987,673,332
ASR Nederland NV	877,977	41,375,976
Basic-Fit NV(a)(b)(d)	291,255	8,433,182
BE Semiconductor Industries NV	441,129	66,292,109
Brunel International NV	228,464	2,541,550
Corbion NV	346,092	6,701,848
Davide Campari-Milano NV	3,480,706	35,263,842
Eurocommercial Properties NV	282,235	6,323,190
EXOR NV, NVS(b)	584,883	56,588,894

Security	Shares	Value

Netherlands (continued)
Fastned BV(a)(b)	32,797	$972,413
Ferrovial SE	2,877,842	109,747,155
Flow Traders Ltd., NVS	190,963	3,429,932
Fugro NV(a)	667,335	12,320,897
Heineken Holding NV	715,775	60,058,979
Heineken NV	1,626,875	163,656,313
IMCD NV	322,814	49,274,562
ING Groep NV	20,436,502	290,371,322
InPost SA(a)	1,253,792	18,831,732
Iveco Group NV(a)	1,087,039	11,600,180
JDE Peet’s NV	677,879	16,733,690
Just Eat Takeaway.com NV(a)(b)(d)	1,138,679	17,193,332
Koninklijke Ahold Delhaize NV	5,439,630	152,979,537
Koninklijke BAM Groep NV	1,840,852	5,082,196
Koninklijke KPN NV	18,562,096	63,143,435
Koninklijke Philips NV(a)	4,614,636	97,625,195
Koninklijke Vopak NV	398,894	12,460,911
MFE-MediaForEurope NV, NVS(b)	368,139	1,330,006
MFE-MediaForEurope NV, Class A	1,716,719	4,382,121
NN Group NV	1,510,527	61,913,831
NSI NV	134,638	2,880,966
OCI NV	592,947	16,936,929
Pharming Group NV(a)	4,374,413	5,514,745
PostNL NV	1,991,379	2,901,837
Prosus NV	8,383,334	249,418,245
Qiagen NV, NVS	1,266,208	54,936,712
Randstad NV	657,122	37,364,090
SBM Offshore NV	845,462	10,763,465
Signify NV(d)	700,521	21,004,875
Sligro Food Group NV	129,584	2,012,904
Technip Energies NV	830,525	17,192,348
TKH Group NV	242,551	9,766,978
TomTom NV(a)(b)	540,789	3,661,634
Universal Music Group NV	4,639,049	136,748,604
Van Lanschot Kempen NV	194,884	5,867,498
Vastned Retail NV	145,752	3,217,165
Wereldhave NV	230,018	3,445,406
Wolters Kluwer NV	1,425,384	210,125,887

		4,792,030,409

New Zealand — 0.3%
Air New Zealand Ltd.	4,778,588	1,854,779
Auckland International Airport Ltd.	7,169,464	36,964,991
Contact Energy Ltd.	4,249,777	20,963,245
EBOS Group Ltd.	926,784	21,223,640
Fisher & Paykel Healthcare Corp. Ltd.	3,252,727	46,979,260
Fletcher Building Ltd.	4,457,803	12,316,240
Goodman Property Trust	5,560,119	7,612,914
Infratil Ltd.	4,609,401	29,735,171
Kiwi Property Group Ltd.(b)	7,015,212	3,730,602
Mercury NZ Ltd.	4,235,316	17,474,647
Meridian Energy Ltd.	7,151,699	24,228,449
Oceania Healthcare Ltd.	1,299,182	555,887
Ryman Healthcare Ltd.(a)	4,165,865	14,471,850
Spark New Zealand Ltd.	10,634,310	34,548,676
Warehouse Group Ltd. (The)(b)	664,996	646,301

		273,306,652

Norway — 0.9%
Adevinta ASA(a)	1,989,257	21,373,081
Aker ASA, Class A	143,941	8,553,217
Aker BP ASA	1,855,786	49,255,487
Aker Carbon Capture ASA(a)	2,018,993	1,990,600

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Aker Solutions ASA	1,500,629	$5,565,865
Atea ASA	587,265	7,828,525
Austevoll Seafood ASA	611,926	4,436,012
Avance Gas Holding Ltd.(d)	73,691	859,019
Bakkafrost P/F	275,680	15,396,224
Borr Drilling Ltd.(b)	1,207,381	7,480,514
Borregaard ASA	683,166	11,653,234
BW LPG Ltd.(d)	618,210	7,629,719
Cadeler AS(a)(b)	635,976	2,925,529
Cool Co. Ltd.	132,801	1,572,058
Crayon Group Holding ASA(a)(b)(d)	407,423	3,425,121
DNB Bank ASA	5,200,857	101,103,154
DNO ASA	2,527,511	2,214,872
DOF Group ASA(a)	545,476	2,944,513
Elkem ASA(b)(d)	2,108,728	4,375,626
Entra ASA(d)	667,734	7,313,980
Equinor ASA	5,124,220	146,640,229
Europris ASA(d)	945,997	7,090,344
Flex LNG Ltd.	181,127	5,400,787
Frontline PLC, NVS	781,298	17,464,088
Gjensidige Forsikring ASA	1,091,933	17,563,167
Golden Ocean Group Ltd.	734,605	7,746,593
Grieg Seafood ASA	369,931	2,321,467
Hafnia Ltd.	1,405,157	10,218,106
Hexagon Composites ASA(a)	455,421	1,020,202
Hoegh Autoliners ASA	485,166	4,885,220
Kitron ASA	375,291	1,142,297
Kongsberg Gruppen ASA	530,158	27,018,623
Leroy Seafood Group ASA	1,625,349	6,527,926
Mowi ASA	2,605,936	46,907,696
MPC Container Ships ASA	1,887,162	2,836,800
NEL ASA(a)(b)	9,610,962	4,798,349
Nordic Semiconductor ASA(a)(b)	957,024	9,609,843
Norsk Hydro ASA	7,413,871	43,449,010
Norske Skog ASA(b)(d)	360,502	1,242,275
Norwegian Air Shuttle ASA(a)(b)	4,218,341	5,164,618
Nykode Therapeutics ASA(a)(b)	556,543	956,213
Odfjell Drilling Ltd.	507,259	1,880,748
Orkla ASA	4,155,194	32,548,153
PGS ASA(a)	5,515,986	3,451,513
Protector Forsikring ASA	586,118	10,510,528
REC Silicon ASA(a)(b)	1,455,850	1,701,102
Salmar ASA	415,241	23,050,202
Scatec ASA(a)(d)	679,479	5,052,374
Schibsted ASA, Class A	423,407	12,988,839
Schibsted ASA, Class B	514,751	14,771,148
Seadrill Ltd.(a)(b)	133,199	5,733,245
SpareBank 1 Nord Norge	524,902	5,170,539
SpareBank 1 Oestlandet(b)	10,466	121,804
SpareBank 1 SMN	1,128,394	15,362,638
SpareBank 1 SR-Bank ASA	1,045,014	12,673,232
Stolt-Nielsen Ltd.	142,306	5,319,115
Storebrand ASA	2,532,783	22,772,658
Subsea 7 SA	1,306,784	17,612,809
Telenor ASA	3,793,357	42,091,303
TGS ASA	804,535	7,834,365
TOMRA Systems ASA	1,366,698	13,728,175
Veidekke ASA	597,310	5,452,163
Wallenius Wilhelmsen ASA	686,340	6,672,221
Yara International ASA	912,961	30,175,778

		934,574,855

Security	Shares	Value

Portugal — 0.2%
Altri SGPS SA(b)	674,162	$3,286,352
Banco Comercial Portugues SA, Class R(a)	48,200,455	14,021,339
Corticeira Amorim SGPS SA	46,915	479,125
CTT-Correios de Portugal SA	839,559	3,331,216
EDP - Energias de Portugal SA	17,723,725	79,055,552
Galp Energia SGPS SA	2,720,736	42,829,127
Greenvolt Energias Renovaveis SA(a)(b)	369,550	3,226,932
Jeronimo Martins SGPS SA	1,582,661	35,994,967
Navigator Co. SA (The)	1,739,184	7,166,366
NOS SGPS SA	1,143,469	4,053,251
REN - Redes Energeticas Nacionais SGPS SA	3,102,969	7,623,924
Sonae SGPS SA	6,870,909	6,642,311

		207,710,462

Singapore — 1.4%
AEM Holdings Ltd.(b)	1,660,600	3,304,387
AIMS APAC REIT(b)	776,693	757,056
Best World International Ltd.(a)(b)	743,400	934,970
CapitaLand Ascendas REIT	22,097,903	47,891,172
CapitaLand Ascott Trust	12,929,968	9,218,205
CapitaLand China Trust(b)	7,075,080	4,394,640
Capitaland India Trust	4,821,746	3,774,009
CapitaLand Integrated Commercial Trust	31,590,057	47,093,393
CapitaLand Investment Ltd./Singapore	14,722,200	32,319,460
CDL Hospitality Trusts	7,158,646	5,483,315
City Developments Ltd.	2,907,600	13,196,984
ComfortDelGro Corp. Ltd.	11,530,200	11,992,379
Cromwell European Real Estate Investment Trust	1,006,540	1,519,926
DBS Group Holdings Ltd.	10,262,500	243,070,216
Digital Core REIT Management Pte Ltd.(b)	4,406,100	2,832,201
ESR-LOGOS REIT	47,081,427	10,879,793
Far East Hospitality Trust	613,500	297,261
First Resources Ltd.	2,985,900	3,286,235
Frasers Centrepoint Trust	6,341,588	10,846,786
Frasers Logistics & Commercial Trust	16,676,986	13,882,599
Genting Singapore Ltd.	33,542,800	25,190,780
Golden Agri-Resources Ltd.	40,138,700	8,078,605
Grab Holdings Ltd., Class A(a)	10,674,910	32,771,974
Hutchison Port Holdings Trust, Class U(b)	30,360,600	4,546,712
iFAST Corp. Ltd.	865,600	4,746,591
Jardine Cycle & Carriage Ltd.(b)	554,100	10,691,928
Keppel DC REIT	7,972,200	10,010,052
Keppel Infrastructure Trust(b)	20,461,769	7,689,629
Keppel Ltd.	8,149,300	43,303,430
Keppel REIT	17,885,740	12,300,309
Lendlease Global Commercial REIT(b)	7,462,809	3,494,308
Mapletree Industrial Trust	12,160,720	22,148,991
Mapletree Logistics Trust	19,591,279	22,527,532
Mapletree Pan Asia Commercial Trust	13,366,056	14,474,288
Maxeon Solar Technologies Ltd.(a)(b)	190,419	862,598
Nanofilm Technologies International Ltd.(b)	1,560,600	796,119
NetLink NBN Trust	22,336,900	14,069,833
Olam Group Ltd.(b)	4,879,400	3,242,566
Oversea-Chinese Banking Corp. Ltd.	19,141,100	183,091,692
Paragon REIT	4,686,995	3,057,116
Parkway Life REIT	2,743,300	7,188,880
Raffles Medical Group Ltd.(b)	6,683,100	5,022,089
Riverstone Holdings Ltd./Singapore	2,789,400	1,450,989
Sasseur Real Estate Investment Trust(b)	298,200	148,933
SATS Ltd.(a)	6,086,026	12,426,068
Sea Ltd., ADR(a)	2,081,757	79,398,212
Seatrium Ltd.(a)(b)	254,323,069	18,874,127
Sembcorp Industries Ltd.	5,742,000	24,165,140

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Sheng Siong Group Ltd.	4,544,700	$5,277,503
SIA Engineering Co. Ltd.	336,100	575,011
Singapore Airlines Ltd.	8,505,700	42,216,189
Singapore Exchange Ltd.	4,110,200	28,700,021
Singapore Post Ltd.(b)	9,868,800	3,016,182
Singapore Technologies Engineering Ltd.	9,014,200	24,977,787
Singapore Telecommunications Ltd.	45,975,500	82,045,242
Starhill Global REIT	10,842,400	4,162,382
StarHub Ltd.	4,182,800	3,305,082
Straits Trading Co. Ltd.(b)	838,224	1,035,677
Suntec REIT(b)	12,469,500	11,023,391
UMS Holdings Ltd.(b)	3,126,800	2,964,130
United Overseas Bank Ltd.	7,139,300	150,486,018
UOL Group Ltd.	2,519,300	11,698,561
Venture Corp. Ltd.	1,624,900	16,188,172
Wilmar International Ltd.	10,834,600	26,530,555
Yangzijiang Financial Holding Ltd.(b)	14,226,700	3,327,966
Yangzijiang Shipbuilding Holdings Ltd.	15,398,500	19,223,790
Yanlord Land Group Ltd.(a)(b)	6,324,700	2,444,121

		1,481,942,258

Spain — 2.4%
Acciona SA	137,440	17,778,513
Acerinox SA	1,068,464	11,279,976
ACS Actividades de Construccion y Servicios SA	1,270,227	50,123,782
Aena SME SA(d)	418,541	74,042,905
Almirall SA	448,261	4,252,151
Amadeus IT Group SA	2,540,317	178,026,354
Applus Services SA	856,123	10,353,126
Atresmedia Corp. de Medios de Comunicacion SA	736,892	2,961,805
Audax Renovables SA(a)	729,635	1,031,859
Banco Bilbao Vizcaya Argentaria SA	33,687,765	315,298,500
Banco de Sabadell SA	31,027,592	40,271,831
Banco Santander SA	91,844,325	369,127,782
Bankinter SA	3,704,951	22,874,809
CaixaBank SA	23,086,009	98,438,516
Cellnex Telecom SA(d)	3,205,415	123,335,919
Cia. de Distribucion Integral Logista Holdings SA	344,090	9,732,578
Cie. Automotive SA	352,229	9,292,793
Construcciones y Auxiliar de Ferrocarriles SA	156,467	5,623,513
Corp. ACCIONA Energias Renovables SA	359,227	9,334,541
Distribuidora Internacional de Alimentacion SA(a)(b)	11,500,318	149,141
EDP Renovaveis SA	1,780,636	28,834,255
eDreams ODIGEO SA(a)	270,883	2,057,651
Enagas SA	815,479	13,275,820
Ence Energia y Celulosa SA(b)	987,865	3,123,463
Endesa SA	1,779,594	35,257,232
Faes Farma SA	2,260,260	7,427,614
Fluidra SA	541,777	11,729,045
Gestamp Automocion SA(d)	1,149,642	3,813,455
Global Dominion Access SA(d)	401,657	1,551,879
Grenergy Renovables SA(a)(b)	82,528	2,879,178
Grifols SA(a)(b)	1,679,981	18,299,606
Iberdrola SA	34,547,478	415,984,676
Iberdrola SA, NVS	592,909	7,139,187
Indra Sistemas SA(b)	947,814	16,827,703
Industria de Diseno Textil SA	6,176,107	264,074,064
Inmobiliaria Colonial SOCIMI SA	1,634,689	9,828,240
Laboratorios Farmaceuticos Rovi SA	118,492	8,172,689
Lar Espana Real Estate SOCIMI SA	693,951	4,657,208

Security	Shares	Value

Spain (continued)
Linea Directa Aseguradora SA Cia de Segurosy Reaseguros	3,584,205	$3,745,627
Mapfre SA	5,177,773	11,401,009
Melia Hotels International SA(a)(b)	716,230	4,846,063
Merlin Properties SOCIMI SA	1,801,703	18,347,141
Naturgy Energy Group SA	802,329	21,604,917
Neinor Homes SA(d)	301,140	3,397,615
Opdenergy Holdings SA, NVS(a)	272,178	1,697,204
Pharma Mar SA	86,996	3,631,508
Prosegur Cash SA(d)	203,934	110,637
Prosegur Cia. de Seguridad SA	1,610,724	3,047,755
Redeia Corp. SA	1,672,728	27,834,393
Repsol SA	7,327,300	108,211,622
Sacyr SA	3,049,207	10,052,465
Sacyr SA, NVS	60,681	200,406
Solaria Energia y Medio Ambiente SA(a)	469,585	6,933,010
Tecnicas Reunidas SA(a)(b)	336,657	2,827,898
Telefonica SA	28,291,205	115,112,190
Unicaja Banco SA(d)	9,706,895	9,281,190
Vidrala SA	115,678	11,594,451
Viscofan SA	217,122	12,717,693

		2,584,858,153

Sweden — 3.4%
AAK AB	1,021,109	23,013,843
AcadeMedia AB(d)	196,308	1,072,402
AddLife AB, Class B	630,344	6,794,148
AddTech AB, Class B	1,461,935	30,159,287
AFRY AB	597,302	8,248,224
Alfa Laval AB	1,635,064	59,995,084
Alleima AB, NVS	1,165,203	7,735,482
Arjo AB, Class B	1,396,484	6,536,361
Assa Abloy AB, Class B	5,696,679	156,235,513
Atlas Copco AB, Class A	15,330,977	244,673,401
Atlas Copco AB, Class B	8,764,902	121,375,937
Atrium Ljungberg AB, Class B	314,619	6,306,499
Attendo AB(a)(d)	768,370	3,008,757
Avanza Bank Holding AB	719,126	14,445,420
Axfood AB	610,808	15,454,132
Beijer Ref AB, Class B	2,199,981	29,952,721
Betsson AB	709,130	7,717,544
Bilia AB, Class A	492,063	5,948,737
Billerud Aktiebolag	1,257,025	11,177,577
BioArctic AB, Class B(a)(b)(d)	203,231	4,408,091
BioGaia AB, Class B	552,314	5,976,040
Biotage AB	400,979	5,699,385
Boliden AB	1,530,216	40,616,012
BoneSupport Holding AB(a)(d)	313,925	6,215,184
Boozt AB(a)(d)	316,402	3,706,227
Bravida Holding AB(d)	1,403,432	10,641,834
Bufab AB	137,741	4,878,301
Bure Equity AB	294,544	8,412,582
Calliditas Therapeutics AB, Class B(a)(b)	231,219	2,526,231
Camurus AB(a)	169,027	8,379,573
Castellum AB(a)	2,187,091	28,156,355
Catena AB	177,497	7,567,887
Cibus Nordic Real Estate AB	218,538	2,574,889
Clas Ohlson AB, Class B	176,446	2,510,924
Cloetta AB, Class B	1,438,745	2,589,469
Coor Service Management Holding AB(d)	445,013	1,875,113
Corem Property Group AB, Class B	3,222,032	3,246,264
Creades AB, Class A	237,933	1,572,537
Dios Fastigheter AB	358,667	2,782,011

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Dometic Group AB(d)	1,792,687	$14,266,043
Electrolux AB, Class B(a)	1,227,173	11,478,998
Electrolux Professional AB, Class B	1,659,033	8,815,164
Elekta AB, Class B	2,073,299	15,644,505
Embracer Group AB, Class B(a)(b)	4,294,123	8,195,192
Engcon AB(b)	223,234	1,786,341
Epiroc AB	3,773,798	66,678,290
Epiroc AB, Class B	2,123,383	33,107,568
EQT AB	2,050,804	55,068,482
Essity AB, Class B	3,439,556	80,772,091
Evolution AB(d)	1,043,804	121,878,297
Fabege AB	1,446,280	13,545,729
Fastighets AB Balder, Class B(a)	3,688,435	24,481,220
Fortnox AB	2,741,186	15,112,939
Getinge AB, Class B	1,297,152	27,729,383
Granges AB	667,415	6,617,864
H & M Hennes & Mauritz AB, Class B	3,666,890	51,735,207
Hemnet Group AB	483,894	13,064,077
Hexagon AB, Class B	11,775,342	128,511,206
Hexatronic Group AB(b)	932,287	1,955,579
Hexpol AB	1,570,895	17,981,335
HMS Networks AB(b)	134,001	5,895,381
Holmen AB, Class B	528,496	20,827,650
Hufvudstaden AB, Class A	702,473	9,083,599
Husqvarna AB, Class B	2,327,050	18,101,910
Industrivarden AB, Class A	743,124	23,395,020
Industrivarden AB, Class C	862,656	27,112,481
Indutrade AB	1,551,995	37,704,289
Instalco AB	1,186,244	4,743,420
Intrum AB(b)	455,916	2,700,452
Investment AB Latour, Class B	857,830	21,574,936
Investor AB, Class B	9,831,949	231,490,937
INVISIO AB	213,278	4,139,557
Inwido AB	453,925	5,544,889
JM AB(b)	356,901	5,811,736
Kambi Group PLC, Class B(a)	144,120	1,931,913
Kindred Group PLC	1,303,665	15,336,577
Kinnevik AB, Class B(a)	1,352,269	14,528,796
L E Lundbergforetagen AB, Class B	435,636	22,714,412
Lifco AB, Class B	1,318,060	31,800,705
Lindab International AB	471,898	8,960,729
Loomis AB, Class B	435,216	11,915,335
Medicover AB, Class B	351,939	5,804,084
MEKO AB	283,392	2,878,403
Millicom International Cellular SA, SDR(a)	885,800	15,195,481
MIPS AB	152,904	5,079,626
Modern Times Group MTG AB, Class B(a)	515,009	3,941,886
Munters Group AB(d)	697,608	11,134,682
Mycronic AB	447,968	12,459,712
NCAB Group AB(b)	516,536	3,340,729
NCC AB, Class B	511,840	6,536,235
New Wave Group AB, Class B	496,962	4,413,698
Nibe Industrier AB, Class B	8,603,230	51,405,854
Nolato AB, Class B	1,295,000	6,271,578
Nordnet AB publ	746,191	11,741,726
Norion Bank AB(a)	131,057	519,000
Note AB(a)(b)	100,947	1,426,814
NP3 Fastigheter AB	149,465	2,944,581
Nyfosa AB	1,071,996	9,588,342
OX2 AB, Class B(a)	728,285	3,465,165
Pandox AB, Class B	523,414	7,177,190
Paradox Interactive AB	195,720	3,834,482

Security	Shares	Value

Sweden (continued)
Peab AB, Class B(b)	1,095,576	$5,408,791
Platzer Fastigheter Holding AB, Class B	336,080	2,737,785
Ratos AB, Class B	1,300,596	4,287,144
Resurs Holding AB(d)	432,841	594,809
Rvrc Holding AB	203,480	1,237,872
Saab AB, Class B	453,265	29,186,160
Sagax AB, Class B	1,111,343	27,007,093
Samhallsbyggnadsbolaget i Norden AB(b)	6,231,581	2,855,277
Sandvik AB	6,017,774	126,468,835
Scandic Hotels Group AB(a)(b)(d)	817,419	3,765,986
Sdiptech AB, Class B(a)	156,698	3,889,050
Sectra AB, Class B	762,338	14,199,655
Securitas AB, Class B	2,724,266	26,463,663
Sinch AB(a)(b)(d)	3,833,521	11,772,740
Skandinaviska Enskilda Banken AB, Class A	8,893,653	126,308,872
Skanska AB, Class B	1,882,144	32,635,622
SKF AB, Class B	1,886,269	37,169,150
SkiStar AB	148,299	1,862,661
SSAB AB, Class A	1,246,592	9,698,246
SSAB AB, Class B	3,708,263	28,325,417
Stillfront Group AB(a)	2,956,361	3,063,809
Storskogen Group AB	7,693,198	5,310,623
Surgical Science Sweden AB(a)	181,168	3,096,262
Svenska Cellulosa AB SCA, Class B	3,415,026	46,491,881
Svenska Handelsbanken AB, Class A	8,122,546	87,563,739
Svolder AB	517,558	2,862,632
Sweco AB, Class B	1,220,574	14,307,329
Swedbank AB, Class A	4,807,912	97,975,522
SwedenCare AB(b)	506,973	3,013,587
Swedish Orphan Biovitrum AB(a)	1,108,210	31,105,381
Synsam AB	282,354	1,256,144
Tele2 AB, Class B	3,108,465	26,502,869
Telefonaktiebolaget LM Ericsson, Class B	16,513,741	91,543,521
Telia Co. AB	13,881,273	35,802,190
Thule Group AB(d)	620,206	15,781,203
Trelleborg AB, Class B	1,325,530	40,345,401
Troax Group AB	133,911	2,909,158
Truecaller AB(a)(b)	1,336,839	3,952,663
Vimian Group AB(a)(b)	954,927	2,620,701
Vitec Software Group AB, Class B	174,109	9,671,009
Vitrolife AB	435,235	7,165,442
Volvo AB, Class A	1,105,435	27,177,279
Volvo AB, Class B	8,526,283	204,335,103
Volvo Car AB, Class B(a)(b)	3,283,374	8,559,761
Wallenstam AB, Class B(b)	2,261,123	11,350,300
Wihlborgs Fastigheter AB	1,704,843	15,240,700
Xvivo Perfusion AB(a)	62,630	1,740,502

		3,623,705,019

Switzerland — 9.5%
ABB Ltd., Registered	9,083,001	384,318,145
Accelleron Industries AG, NVS	527,657	16,884,887
Adecco Group AG, Registered	903,987	39,091,164
Alcon Inc.	2,841,825	213,918,363
Allreal Holding AG, Registered	76,032	13,523,917
ALSO Holding AG, Registered	33,839	9,906,928
Arbonia AG	361,315	4,183,839
Aryzta AG(a)	5,770,101	10,356,614
Autoneum Holding AG(a)(b)	22,369	3,323,857
Avolta AG, Registered(a)	594,713	22,720,912
Bachem Holding AG, Class B	194,901	13,047,399
Baloise Holding AG, Registered	249,194	39,806,525
Banque Cantonale Vaudoise, Registered	165,821	21,231,119

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Barry Callebaut AG, Registered	19,921	$29,096,753
Basilea Pharmaceutica AG, Registered(a)(b)	92,994	3,645,790
Belimo Holding AG, Registered	55,675	25,960,661
Bell Food Group AG, Registered	12,157	3,564,581
BKW AG	133,521	21,212,266
Bossard Holding AG, Class A, Registered	40,667	9,731,842
Bucher Industries AG, Registered	43,762	18,536,110
Burckhardt Compression Holding AG	21,895	12,249,536
Burkhalter Holding AG	39,435	4,025,985
Bystronic AG, Registered	8,086	4,051,568
Cembra Money Bank AG	169,581	13,075,026
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,919	75,224,265
Chocoladefabriken Lindt & Spruengli AG, Registered	576	73,013,167
Cie. Financiere Richemont SA, Class A, Registered	2,961,572	439,895,741
Clariant AG, Registered	1,178,645	15,088,631
Coca-Cola HBC AG, Class DI	1,247,335	36,667,589
Coltene Holding AG, Registered	14,299	941,467
Comet Holding AG, Registered	48,092	15,856,597
COSMO Pharmaceuticals NV(b)	61,892	4,590,171
Daetwyler Holding AG, Bearer	48,682	9,898,575
DKSH Holding AG	201,603	14,107,131
DocMorris AG(a)(b)	64,770	6,042,460
dormakaba Holding AG	19,262	9,649,107
Dottikon Es Holding AG(a)(b)	14,930	3,944,655
DSM-Firmenich AG	1,052,015	111,230,085
EFG International AG	650,836	8,357,717
Emmi AG, Registered	13,359	13,995,204
EMS-Chemie Holding AG, Registered	39,795	30,041,829
Flughafen Zurich AG, Registered	112,417	23,194,546
Forbo Holding AG, Registered	6,261	7,361,503
Galenica AG(d)	295,077	26,020,638
Geberit AG, Registered	191,529	110,249,440
Georg Fischer AG	457,772	30,637,984
Givaudan SA, Registered	52,535	218,468,720
Gurit Holding AG(a)(b)	7,060	618,502
Helvetia Holding AG, Registered	201,114	29,044,973
Holcim AG	2,956,974	225,850,196
Huber + Suhner AG, Registered	120,258	8,625,251
Idorsia Ltd.(a)(b)	628,695	1,121,920
Implenia AG, Registered	104,917	3,724,677
Inficon Holding AG, Registered	9,291	14,102,578
Interroll Holding AG, Registered	3,682	10,754,355
Intershop Holding AG	9,434	6,768,733
Julius Baer Group Ltd.	1,178,411	64,154,342
Kardex Holding AG, Registered	31,740	8,061,402
Komax Holding AG, Registered	28,167	5,416,492
Kuehne + Nagel International AG, Registered	305,866	103,651,758
Landis+Gyr Group AG	144,484	11,847,187
LEM Holding SA, Registered	2,235	5,107,387
Leonteq AG	31,474	1,171,152
Logitech International SA, Registered	942,904	79,046,724
Lonza Group AG, Registered	423,600	207,100,450
Medacta Group SA(d)	29,910	4,476,104
Medmix AG(d)	129,949	2,605,154
Meyer Burger Technology AG(a)(b)	18,199,135	2,340,844
Mobilezone Holding AG, Registered	485,071	7,449,308
Mobimo Holding AG, Registered	48,783	14,412,361
Montana Aerospace AG(a)(d)	106,040	2,070,692
Nestle SA, Registered	15,153,176	1,726,712,386

Security	Shares	Value

Switzerland (continued)
Novartis AG, Registered	11,629,063	$1,202,604,642
OC Oerlikon Corp. AG, Registered	1,216,637	5,301,902
Orior AG	35,239	2,720,936
Partners Group Holding AG	128,516	173,390,569
PolyPeptide Group AG(a)(b)(d)	79,127	1,452,418
PSP Swiss Property AG, Registered	252,269	33,576,258
Rieter Holding AG, Registered	24,191	2,545,169
Roche Holding AG, Bearer	174,096	52,738,454
Roche Holding AG, NVS	3,995,812	1,137,673,021
Sandoz Group AG(a)	2,315,864	79,422,518
Schindler Holding AG, Participation Certificates, NVS	228,147	56,828,842
Schindler Holding AG, Registered	135,157	32,172,884
Schweiter Technologies AG, NVS(b)	6,569	3,603,971
Sensirion Holding AG(a)(b)(d)	43,111	3,587,595
SFS Group AG	121,316	14,565,151
SGS SA	843,152	77,912,159
Siegfried Holding AG, Registered	25,120	25,023,231
Siemens Energy AG(a)(b)	2,957,314	43,936,714
SIG Group AG	1,742,882	36,482,357
Sika AG, Registered	868,243	239,685,272
SKAN Group AG	56,541	4,988,830
Softwareone Holding AG	621,199	11,642,856
Sonova Holding AG, Registered	294,829	94,226,320
St. Galler Kantonalbank AG, Class A, Registered	16,339	9,455,992
Stadler Rail AG	331,793	10,591,373
STMicroelectronics NV	3,875,479	170,162,622
Straumann Holding AG	640,002	97,217,177
Sulzer AG, Registered	128,522	12,415,514
Swatch Group AG (The), Bearer	164,400	38,594,355
Swatch Group AG (The), Registered	293,968	13,375,261
Swiss Life Holding AG, Registered	165,311	118,714,456
Swiss Prime Site AG, Registered	418,354	42,373,128
Swiss Re AG	1,704,114	195,121,794
Swisscom AG, Registered	146,286	87,520,507
Swissquote Group Holding SA, Registered	80,875	20,297,433
Tecan Group AG, Registered	74,411	28,403,774
Temenos AG, Registered	362,820	36,924,335
TX Group AG	5,077	764,830
u-blox Holding AG	50,588	4,985,791
UBS Group AG, Registered	18,632,096	557,707,203
Valiant Holding AG, Registered	106,703	12,785,318
VAT Group AG(d)	153,799	71,597,866
Vetropack Holding AG, Class A, Registered	46,641	2,028,986
Vontobel Holding AG, Registered	185,048	12,188,949
Ypsomed Holding AG, Registered	34,690	12,245,166
Zehnder Group AG, Registered	91,409	5,447,607
Zurich Insurance Group AG	828,643	421,024,813

		10,086,202,256

United Kingdom — 14.2%
3i Group PLC	5,494,698	172,011,179
4imprint Group PLC	154,550	10,598,107
888 Holdings PLC(a)	2,117,156	2,082,064
abrdn PLC	11,074,297	23,559,843
Admiral Group PLC	1,470,584	46,760,344
Advanced Medical Solutions Group PLC	1,997,131	5,302,371
AG Barr PLC	640,521	4,610,640
Airtel Africa PLC(d)	4,986,462	7,081,716
AJ Bell PLC	1,534,278	6,152,053
Alpha Financial Markets Consulting PLC	620,760	2,847,815
Alpha Group International PLC	171,318	3,570,630
Alphawave IP Group PLC(a)(b)	1,311,752	2,152,973

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Anglo American PLC	7,215,474	$172,000,172
Antofagasta PLC	2,218,064	48,343,248
AO World PLC(a)(b)	2,157,450	2,489,432
Ascential PLC(a)	2,437,975	9,390,489
Ashmore Group PLC	2,412,879	6,488,741
Ashtead Group PLC	2,483,075	162,372,964
ASOS PLC(a)(b)	409,628	1,913,290
Associated British Foods PLC	1,997,094	59,152,621
Assura PLC	16,063,895	9,067,354
Aston Martin Lagonda Global Holdings PLC(a)(d)	2,209,220	5,328,654
AstraZeneca PLC	8,792,601	1,165,695,252
Atalaya Mining PLC	593,661	2,618,167
Auction Technology Group PLC(a)	476,832	3,293,377
Auto Trader Group PLC(d)	5,233,480	48,147,381
Aviva PLC	15,287,987	83,450,606
B&M European Value Retail SA	5,308,590	34,791,000
Babcock International Group PLC	1,444,685	8,256,725
BAE Systems PLC	17,252,097	256,995,244
Balanced Commercial Property Trust Ltd.	3,312,420	3,176,855
Balfour Beatty PLC	3,432,171	14,440,642
Bank of Georgia Group PLC	205,154	9,866,685
Barclays PLC	87,208,890	162,062,656
Barratt Developments PLC	5,859,611	39,935,177
Beazley PLC	3,698,590	25,459,482
Bellway PLC	681,512	23,745,325
Berkeley Group Holdings PLC	606,783	36,743,518
Big Yellow Group PLC	968,747	14,008,101
Bodycote PLC	1,085,934	8,756,001
boohoo Group PLC(a)(b)	5,659,291	2,609,181
BP PLC	97,236,808	567,903,456
Breedon Group PLC	1,599,573	7,368,651
Bridgepoint Group PLC(d)	927,070	3,158,067
British American Tobacco PLC	12,003,559	353,908,199
British Land Co. PLC (The)	4,909,996	23,600,971
Britvic PLC	1,414,626	15,821,070
BT Group PLC	38,245,872	54,184,128
Bunzl PLC	1,905,348	77,432,895
Burberry Group PLC	2,161,169	35,598,608
Burford Capital Ltd.	1,133,174	17,275,942
Bytes Technology Group PLC	1,104,108	9,165,886
C&C Group PLC	2,312,863	4,502,157
Capita PLC(a)(b)	9,485,260	2,291,140
Capital & Counties Properties PLC	9,135,265	15,389,181
Carnival PLC(a)	810,919	12,183,371
Centamin PLC	7,378,020	8,988,081
Central Asia Metals PLC	338,656	713,295
Centrica PLC	31,644,324	55,379,121
Ceres Power Holdings PLC(a)(b)	690,750	2,093,927
Chemring Group PLC	1,493,788	6,663,634
Clarkson PLC	121,661	5,473,426
Close Brothers Group PLC	782,779	5,380,485
CLS Holdings PLC	948,147	1,179,191
Coats Group PLC	9,171,989	8,322,543
Coca-Cola Europacific Partners PLC	1,183,142	81,518,484
Compass Group PLC	9,825,087	270,619,756
Computacenter PLC	520,557	19,017,626
ConvaTec Group PLC(d)	9,053,160	27,552,157
Craneware PLC	133,528	3,638,231
Cranswick PLC	300,979	15,348,774
Crest Nicholson Holdings PLC	1,823,761	4,839,763
Croda International PLC	794,277	48,074,875
Currys PLC	5,570,505	3,493,042

Security	Shares	Value

United Kingdom (continued)
Custodian Property Income REIT PLC	2,260,687	$2,043,568
CVS Group PLC	460,927	9,860,163
Darktrace PLC(a)	1,915,434	8,305,347
DCC PLC	555,025	40,349,938
Deliveroo PLC, Class A(a)(d)	5,328,301	7,934,255
Derwent London PLC	556,627	15,002,119
Diageo PLC	12,755,283	460,693,577
Diploma PLC	760,420	31,345,830
Direct Line Insurance Group PLC(a)	7,323,181	15,627,329
DiscoverIE Group PLC	525,005	5,183,118
Diversified Energy Co. PLC	280,216	3,231,829
Domino’s Pizza Group PLC	2,390,260	10,555,931
Dowlais Group PLC	7,556,049	8,631,362
Dr. Martens PLC	3,633,838	4,091,527
Drax Group PLC	2,413,419	15,574,017
DS Smith PLC	7,637,088	27,230,742
Dunelm Group PLC	645,442	8,890,952
easyJet PLC(a)	1,692,399	11,848,552
Elementis PLC(a)	3,676,047	6,588,149
Empiric Student Property PLC	1,626,934	1,884,875
Endeavour Mining PLC	1,045,253	18,567,771
Energean PLC	848,852	10,199,403
EnQuest PLC(a)	8,161,254	1,334,216
Entain PLC	3,646,979	44,421,636
Essentra PLC	1,733,206	3,799,932
Experian PLC	5,218,713	217,215,309
FD Technologies PLC(a)	98,373	1,563,150
Ferrexpo PLC	1,694,602	1,864,090
Fevertree Drinks PLC	572,804	7,331,738
Firstgroup PLC	3,985,667	8,391,540
Forterra PLC(d)	773,830	1,620,075
Frasers Group PLC(a)	1,125,169	11,512,158
Future PLC	655,667	5,875,525
Games Workshop Group PLC	190,011	23,851,338
Gamma Communications PLC	490,451	7,421,291
GB Group PLC	1,401,632	5,005,581
Genuit Group PLC	1,364,958	7,299,649
Genus PLC	382,274	11,103,339
Glencore PLC	59,687,637	315,804,792
Grafton Group PLC	1,231,893	15,173,092
Grainger PLC	4,236,630	14,131,424
Great Portland Estates PLC	1,562,074	8,219,141
Greatland Gold PLC(a)	24,472,976	2,233,052
Greggs PLC	601,374	20,257,462
GSK PLC	23,185,793	458,562,430
Gulf Keystone Petroleum Ltd.(b)	1,139,109	1,510,440
Haleon PLC	31,275,877	127,035,205
Halfords Group PLC	1,428,598	3,230,944
Halma PLC	2,171,819	60,113,966
Hammerson PLC	21,982,926	7,501,807
Harbour Energy PLC	3,552,375	12,485,308
Hargreaves Lansdown PLC	1,982,602	19,130,948
Hays PLC	8,557,399	10,648,449
Helios Towers PLC(a)	4,024,693	4,034,491
Hikma Pharmaceuticals PLC	925,764	22,585,913
Hill & Smith PLC	450,093	10,653,980
Hiscox Ltd.	1,921,327	25,298,592
Hochschild Mining PLC(a)	1,714,075	2,253,553
Home REIT PLC(c)	4,179,974	1,511,738
Howden Joinery Group PLC	3,088,541	31,277,291
HSBC Holdings PLC	110,568,061	863,282,515
Hunting PLC	1,032,792	4,299,597

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ibstock PLC(d)	2,538,919	$4,935,756
IG Group Holdings PLC	2,250,984	20,227,645
IMI PLC	1,428,304	30,293,682
Impact Healthcare REIT PLC, Class B	1,795,835	1,940,015
Impax Asset Management Group PLC	465,364	3,199,468
Imperial Brands PLC	4,885,682	117,281,419
Inchcape PLC	2,140,401	18,430,458
Indivior PLC, NVS(a)	749,655	13,177,026
Informa PLC	7,780,958	76,421,060
IntegraFin Holdings PLC	1,698,237	6,333,280
InterContinental Hotels Group PLC	964,811	91,418,795
Intermediate Capital Group PLC	1,611,776	36,337,647
International Distributions Services PLC(a)	4,153,977	14,571,682
Intertek Group PLC	914,866	51,928,404
Investec PLC	3,753,083	24,434,505
IP Group PLC	5,446,483	3,616,820
ITM Power PLC(a)(b)	2,564,147	1,932,881
ITV PLC(b)	19,670,541	14,899,653
IWG PLC(a)	4,178,060	9,901,127
J D Wetherspoon PLC(a)	546,374	5,816,327
J Sainsbury PLC	9,537,451	32,562,384
JD Sports Fashion PLC	14,568,482	21,528,048
JET2 PLC	926,032	15,678,769
John Wood Group PLC(a)	3,938,468	7,808,162
Johnson Matthey PLC	1,006,146	20,745,699
Johnson Service Group PLC	2,359,328	4,371,346
JTC PLC(d)	790,161	7,942,694
Judges Scientific PLC	31,434	3,664,941
Jupiter Fund Management PLC	2,693,060	2,697,910
Just Group PLC	5,932,378	6,392,245
Kainos Group PLC	455,255	6,617,556
Keller Group PLC	479,418	5,310,132
Keywords Studios PLC(b)	414,640	8,670,887
Kier Group PLC(a)	1,835,654	2,973,043
Kingfisher PLC	10,666,517	29,656,383
Lancashire Holdings Ltd.	1,318,728	10,144,332
Land Securities Group PLC	3,893,103	32,821,587
Learning Technologies Group PLC	3,206,997	3,271,013
Legal & General Group PLC	33,408,226	107,455,628
Liontrust Asset Management PLC	317,216	2,503,840
Lloyds Banking Group PLC	363,527,851	194,871,040
London Stock Exchange Group PLC	2,406,182	272,172,968
LondonMetric Property PLC	5,559,731	13,584,614
LXI REIT PLC	8,426,027	11,237,796
M&G PLC	12,191,944	34,471,101
Man Group PLC/Jersey	7,220,263	21,695,221
Marks & Spencer Group PLC	10,946,329	34,199,567
Marlowe PLC(a)(b)	440,467	2,093,265
Marshalls PLC	1,396,550	4,955,640
Melrose Industries PLC	7,609,122	56,714,491
Mitchells & Butlers PLC(a)	1,351,262	4,455,807
Mitie Group PLC	6,873,673	9,007,182
Mobico Group PLC	2,942,935	3,184,601
Molten Ventures PLC(a)	758,888	2,294,709
Mondi PLC, NVS	2,473,144	44,317,814
Moneysupermarket.com Group PLC	2,933,429	9,464,744
Moonpig Group PLC(a)	1,505,445	3,185,497
Morgan Advanced Materials PLC	1,999,259	6,866,222
Morgan Sindall Group PLC	193,537	5,555,354
National Grid PLC	20,881,941	278,128,737
NatWest Group PLC, NVS	32,473,481	91,644,652
NCC Group PLC	1,550,830	2,382,025

Security	Shares	Value

United Kingdom (continued)
Network International Holdings PLC(a)(d)	2,770,511	$13,601,882
Next 15 Group PLC(b)	445,915	5,170,740
Next PLC	716,244	76,463,714
Ninety One PLC	2,300,581	5,145,905
NMC Health PLC, NVS(c)	475,795	6
Ocado Group PLC(a)	3,296,460	22,580,450
OSB Group PLC	2,303,968	13,110,216
Oxford Instruments PLC	300,996	8,468,241
Oxford Nanopore Technologies PLC(a)	3,032,374	6,160,214
Pagegroup PLC	1,884,619	10,953,102
Pan African Resources PLC	9,176,285	2,083,936
Paragon Banking Group PLC	1,607,877	14,320,687
Pearson PLC	3,638,323	44,634,134
Pennon Group PLC	1,404,357	12,503,823
Persimmon PLC	1,793,551	33,033,809
Petrofac Ltd.(a)(b)	2,418,109	936,355
Pets at Home Group PLC	2,804,310	9,958,035
Phoenix Group Holdings PLC	4,231,245	27,014,937
Picton Property Income Ltd.	1,169,162	991,912
Playtech PLC(a)	1,333,377	7,509,422
Plus500 Ltd.	556,063	12,576,404
Polar Capital Holdings PLC	475,156	2,730,929
Premier Foods PLC	3,142,516	5,663,131
Primary Health Properties PLC	7,550,982	9,296,634
PRS REIT PLC (The)	2,993,073	3,193,809
Prudential PLC	15,571,853	159,962,905
PZ Cussons PLC	1,806,994	3,050,441
QinetiQ Group PLC	3,328,202	15,030,899
Quilter PLC(d)	8,186,454	10,871,695
Rank Group PLC(a)	1,094,527	976,514
Rathbones Group PLC	311,066	6,507,029
Reckitt Benckiser Group PLC	4,080,598	295,030,883
Redde Northgate PLC	1,541,396	6,934,611
Redrow PLC	1,574,036	11,957,219
RELX PLC	10,726,572	442,729,163
Renewi PLC(a)	363,319	2,702,749
Renishaw PLC	212,598	9,402,510
Rentokil Initial PLC	14,295,645	73,618,933
RHI Magnesita NV	157,367	6,708,867
Rightmove PLC	4,711,781	33,346,086
Rio Tinto PLC	6,339,498	438,816,337
Rolls-Royce Holdings PLC(a)	47,797,861	181,462,191
Rotork PLC	4,682,946	18,460,663
RS GROUP PLC	2,666,979	26,426,984
RWS Holdings PLC	1,699,612	5,117,711
S4 Capital PLC(a)(b)	2,042,166	1,138,698
Safestore Holdings PLC	1,405,563	14,637,858
Sage Group PLC (The)	5,749,318	85,595,394
Savills PLC	928,168	11,915,590
Schroders PLC	4,935,876	25,252,429
Segro PLC	6,730,209	74,746,167
Serco Group PLC	6,663,589	14,540,885
Serica Energy PLC	1,389,453	3,713,692
Severn Trent PLC	1,517,873	49,894,038
Shell PLC	37,556,201	1,164,328,901
SIG PLC(a)	3,699,446	1,540,109
Sirius Real Estate Ltd.	6,003,726	6,908,539
Smart Metering Systems PLC	743,413	8,959,632
Smith & Nephew PLC	4,905,414	68,602,222
Smiths Group PLC	1,974,137	40,457,251
Softcat PLC	818,384	14,997,019
SolGold PLC(a)	5,483,913	542,082

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Spectris PLC	572,154	$26,635,715
Spirax-Sarco Engineering PLC	421,579	53,060,280
Spire Healthcare Group PLC(d)	1,048,638	3,142,726
Spirent Communications PLC	3,596,644	5,365,341
SSE PLC	6,165,652	131,315,638
SSP Group PLC(a)	4,494,699	12,791,806
St. James’s Place PLC	3,059,731	25,188,631
Standard Chartered PLC	13,176,680	99,583,301
SThree PLC	693,761	3,589,884
Supermarket Income REIT PLC	6,680,627	6,857,752
Synthomer PLC(a)	711,002	1,419,650
Target Healthcare REIT PLC	3,376,117	3,552,791
Tate & Lyle PLC	2,239,865	17,684,362
Taylor Wimpey PLC	19,951,567	37,249,411
TBC Bank Group PLC	226,212	8,356,679
Team17 Group PLC(a)	615,980	2,107,705
Telecom Plus PLC	493,684	9,096,891
Tesco PLC	40,812,117	147,887,580
THG PLC, Class B(a)(b)	4,779,008	3,985,027
TI Fluid Systems PLC(d)	1,463,270	2,653,542
TP ICAP Group PLC	4,586,153	10,865,799
Trainline PLC(a)(d)	2,605,689	10,910,437
Travis Perkins PLC	1,188,844	11,858,265
Tritax Big Box REIT PLC	10,440,950	21,859,043
Trustpilot Group PLC(a)(d)	1,485,756	3,383,569
TUI AG(a)	2,469,900	17,016,624
Tullow Oil PLC(a)	6,671,711	2,615,007
Tyman PLC	667,209	2,591,623
UK Commercial Property REIT Ltd.	1,623,129	1,314,780
Unilever PLC	14,169,679	689,499,612
UNITE Group PLC (The)	2,006,371	25,633,067
United Utilities Group PLC	3,827,612	51,553,194
Urban Logistics REIT PLC	2,551,227	4,054,396
Vanquis Banking Group PLC	1,385,263	2,075,053
Vesuvius PLC	1,273,375	7,667,108
Victoria PLC(a)(b)	496,218	1,754,512
Victrex PLC	475,623	8,215,580
Virgin Money UK PLC	7,064,064	13,952,045
Vistry Group PLC	1,900,792	24,043,691
Vodafone Group PLC	129,610,036	110,186,738
Volex PLC	671,614	2,698,103
Volution Group PLC	1,044,309	5,717,487
Warehouse REIT PLC	1,392,869	1,532,179
Watches of Switzerland Group PLC(a)(d)	1,368,646	6,445,561
Weir Group PLC (The)	1,440,170	33,103,626
WH Smith PLC	751,490	11,483,690
Whitbread PLC	1,121,360	50,828,939
Wickes Group PLC	1,269,021	2,517,931
Wincanton PLC	670,317	3,664,973
Wise PLC, Class A(a)	3,479,116	35,486,645
Workspace Group PLC	771,450	5,074,374
WPP PLC	6,067,147	58,672,288
Yellow Cake PLC(a)(d)	1,206,915	10,607,253
YouGov PLC	565,620	8,350,841
Young & Co’s Brewery PLC, Series A, Class A(b)	118,737	1,542,373

		15,131,580,996

Total Common Stocks — 99.1% (Cost: $93,469,635,444)		105,376,077,784

Security	Shares	Value

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	378,111	$36,945,406
Dr Ing hc F Porsche AG, Preference Shares, NVS(d)	658,679	55,923,120
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	61,472	3,159,744
Einhell Germany AG, Preference Shares, NVS	1,029	173,478
Fuchs Petrolub SE, Preference Shares, NVS	395,339	17,329,102
Henkel AG & Co. KGaA, Preference Shares, NVS	994,660	76,249,165
Jungheinrich AG, Preference Shares, NVS	292,846	9,857,015
Porsche Automobil Holding SE, Preference Shares, NVS	886,003	44,232,776
Sartorius AG, Preference Shares, NVS	150,000	54,720,373
Schaeffler AG, Preference Shares, NVS	572,272	3,616,366
Sixt SE, Preference Shares, NVS	82,638	5,659,471
STO SE & Co. KGaA, Preference Shares, NVS	9,397	1,488,773
Volkswagen AG, Preference Shares, NVS	1,165,750	149,932,966

		459,287,755

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	159,495	3,871,167

Total Preferred Stocks — 0.4% (Cost: $534,546,781)		463,158,922

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	1,264,312	579,329

Total Rights — 0.0% (Cost: $628,000)		579,329

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	53,565	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)	127,842	1

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	1,476,448	16

Total Warrants — 0.0% (Cost: $—)		17

Total Long-Term Investments — 99.5% (Cost: $94,004,810,225)		105,839,816,052

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	736,431,065	736,872,924

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	28,240,000	$28,240,000

Total Short-Term Securities — 0.7% (Cost: $764,644,913)		765,112,924

Total Investments — 100.2% (Cost: $94,769,455,138)		106,604,928,976

Liabilities in Excess of Other Assets — (0.2)%		(240,013,403)

Net Assets — 100.0%		$106,364,915,573

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$721,911,207	$14,736,886	(a)	$—	$117,375	$107,456	$736,872,924	736,431,065	$6,651,361	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,520,000	19,720,000	(a)	—	—	—	28,240,000	28,240,000	1,484,551		—

					$117,375	$107,456	$765,112,924		$8,135,912		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	772	03/07/24	$132,503	$7,796,806
Euro STOXX 50 Index	3,724	03/15/24	187,231	4,391,158
FTSE 100 Index	1,028	03/15/24	99,008	392,405
SPI 200 Index	518	03/21/24	64,199	931,037

				$13,511,406

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$13,511,406	$—	$—	$—	$13,511,406

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$22,814,275	$—	$—	$—	$22,814,275

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(934,212)	$—	$—	$—	$(934,212)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$545,197,976

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,392,454,652	$102,976,047,829	$7,575,303	$105,376,077,784
Preferred Stocks	1,662,251	461,496,671	—	463,158,922
Rights	579,329	—	—	579,329
Warrants	—	1	16	17
Short-Term Securities
Money Market Funds	765,112,924	—	—	765,112,924

	$3,159,809,156	$103,437,544,501	$7,575,319	$106,604,928,976

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$13,511,406	$—	$13,511,406

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) January 31, 2024	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
ams-OSRAM AG(a)	391,383	$916,007
ANDRITZ AG	23,192	1,427,757
AT&S Austria Technologie & Systemtechnik AG(b)	11,661	281,712
BAWAG Group AG(c)	29,848	1,536,771
CA Immobilien Anlagen AG	14,564	478,108
Erste Group Bank AG	118,853	5,119,997
Immofinanz AG(a)	15,857	376,365
Lenzing AG(a)	6,844	228,916
Oesterreichische Post AG(b)	18,595	629,320
OMV AG	53,727	2,391,464
Raiffeisen Bank International AG	51,923	1,082,556
Schoeller-Bleckmann Oilfield Equipment AG	7,045	334,620
UNIQA Insurance Group AG	105,330	883,764
Verbund AG	26,330	2,141,111
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,378	519,430
voestalpine AG	44,967	1,337,845
Wienerberger AG	47,403	1,606,391

		21,292,134

Belgium — 1.6%
Ackermans & van Haaren NV	8,190	1,369,410
Aedifica SA	16,895	1,100,951
Ageas SA/NV	54,269	2,332,047
Anheuser-Busch InBev SA/NV	300,318	18,576,948
Argenx SE(a)	20,608	7,782,241
Barco NV	28,769	477,922
Bekaert SA	18,580	906,202
bpost SA	37,589	153,634
Cofinimmo SA	12,188	885,791
Colruyt Group NV	18,221	832,481
D’ieteren Group	8,438	1,704,581
Elia Group SA/NV	10,965	1,320,244
Euronav NV	39,606	697,676
Fagron	38,763	697,982
Galapagos NV(a)	19,900	746,503
Groupe Bruxelles Lambert NV(b)	31,665	2,400,514
Intervest Offices & Warehouses NV	12,838	288,580
KBC Ancora	15,842	729,648
KBC Group NV	85,547	5,580,367
Kinepolis Group NV	6,065	268,501
Lotus Bakeries NV	150	1,279,009
Melexis NV	9,182	786,744
Montea NV	6,290	539,900
Ontex Group NV(a)(b)	27,509	217,367
Proximus SADP	52,209	495,428
Sofina SA	5,285	1,263,977
Solvay SA	29,416	804,483
Syensqo SA(a)	25,935	2,312,026
UCB SA	44,127	4,150,836
Umicore SA	70,445	1,602,374
VGP NV	4,974	583,395
Warehouses De Pauw CVA	64,391	1,883,897

		64,771,659

Denmark — 5.3%
ALK-Abello A/S(a)	48,965	790,142
Alm Brand A/S	288,566	523,854
Ambu A/S, Class B(a)(b)	72,258	1,198,546
AP Moller - Maersk A/S, Class A	1,129	2,047,182
AP Moller - Maersk A/S, Class B, NVS	1,652	3,045,956
Bavarian Nordic A/S(a)(b)	27,529	632,430

Security	Shares	Value

Denmark (continued)
Carlsberg A/S, Class B	33,067	$4,254,646
Chemometec A/S(b)	7,299	394,780
Coloplast A/S, Class B	46,667	5,379,385
D/S Norden A/S	8,930	480,494
Danske Bank A/S	236,595	6,352,920
Demant A/S(a)	35,589	1,612,142
Dfds A/S	14,325	485,334
DSV A/S	65,310	11,684,594
FLSmidth & Co. A/S	17,902	734,974
Genmab A/S(a)	23,009	6,362,495
GN Store Nord A/S(a)	47,565	1,121,702
H Lundbeck A/S	123,361	624,817
H Lundbeck A/S, Class A	30,838	136,067
ISS A/S	58,325	1,103,624
Jyske Bank A/S, Registered	19,810	1,517,379
Netcompany Group A/S(a)(b)(c)	16,456	656,404
NKT A/S(a)(b)	21,404	1,492,371
Novo Nordisk A/S	1,135,524	129,795,372
Novozymes A/S, Class B	124,507	6,379,841
Orsted A/S(c)	64,235	3,620,590
Pandora A/S	30,093	4,397,096
Per Aarsleff Holding A/S	11,532	530,816
Ringkjoebing Landbobank A/S	11,680	1,882,510
Rockwool A/S, Class B	3,428	934,565
Royal Unibrew A/S	17,548	1,149,491
Scandinavian Tobacco Group A/S, Class A(c)	20,066	359,862
Schouw & Co. A/S	6,777	541,890
Spar Nord Bank A/S	42,984	731,335
Sydbank A/S	25,245	1,120,352
Topdanmark A/S	13,838	613,691
Tryg A/S	117,568	2,512,912
Vestas Wind Systems A/S(a)	349,551	9,855,594
Zealand Pharma A/S, Class A(a)	19,610	1,339,591

		218,397,746

Finland — 1.7%
Cargotec OYJ, Class B	15,352	872,763
Elisa OYJ	50,486	2,300,216
Fortum OYJ	156,247	2,135,919
Huhtamaki OYJ	37,234	1,461,357
Kemira OYJ	49,030	917,708
Kesko OYJ, Class B	93,339	1,822,874
Kojamo OYJ	49,243	583,796
Kone OYJ, Class B	115,372	5,711,064
Konecranes OYJ	25,572	1,098,228
Mandatum OYJ(a)	160,021	722,506
Metsa Board OYJ, Class B	79,014	636,395
Metso OYJ	243,030	2,428,996
Neste OYJ	146,805	5,061,031
Nokia OYJ	1,900,153	6,869,477
Nokian Renkaat OYJ	46,796	421,741
Nordea Bank Abp	1,110,293	13,681,465
Orion OYJ, Class B	41,882	1,928,151
Outokumpu OYJ	133,725	570,834
QT Group OYJ(a)(b)	8,536	602,091
Revenio Group OYJ	12,037	330,479
Sampo OYJ, Class A	151,514	6,341,685
Stora Enso OYJ, Class R	201,152	2,559,612
TietoEVRY OYJ	44,281	1,027,562
Tokmanni Group Corp	30,021	514,768
UPM-Kymmene OYJ	188,554	6,858,128
Valmet OYJ	59,375	1,680,532

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Wartsila OYJ Abp	166,017	$2,449,008

		71,588,386

France — 16.9%
Accor SA	69,680	2,751,907
Aeroports de Paris SA	10,972	1,468,161
Air France-KLM, NVS(a)	44,783	570,811
Air Liquide SA	182,102	34,077,348
Airbus SE	207,025	32,976,152
Alstom SA	99,903	1,259,817
Alten SA	10,976	1,697,111
Amundi SA(c)	20,596	1,393,064
Aperam SA	18,117	558,296
ArcelorMittal SA	178,199	4,907,603
Arkema SA	21,356	2,324,237
Atos SE(a)(b)	46,006	196,396
AXA SA	626,848	21,040,347
BioMerieux	14,676	1,579,552
BNP Paribas SA	365,281	24,541,100
Bollore SE	278,014	1,836,291
Bouygues SA	73,432	2,690,004
Bureau Veritas SA	106,743	2,839,244
Capgemini SE	53,995	12,004,243
Carmila SA	22,603	401,633
Carrefour SA	209,706	3,580,163
CGG SA(a)	389,420	186,762
Cie. de Saint-Gobain	160,061	11,317,358
Cie. Generale des Etablissements Michelin SCA	231,305	7,679,942
Cie. Plastic Omnium SA	24,609	282,055
Clariane SE(b)	27,855	70,394
Coface SA	54,844	741,095
Covivio SA/France	18,730	906,980
Credit Agricole SA	366,858	5,255,186
Danone SA	224,213	14,937,881
Dassault Aviation SA	7,127	1,349,913
Dassault Systemes SE	232,067	12,029,951
Edenred SE	88,573	5,290,331
Eiffage SA	25,740	2,693,180
Elis SA	82,909	1,822,909
Engie SA	629,079	10,047,946
Esker SA(b)	3,034	509,497
EssilorLuxottica SA	102,716	20,129,563
Eurazeo SE	16,113	1,372,509
Euroapi SA(a)	25,107	167,794
Eurofins Scientific SE	48,036	2,892,573
Euronext NV(c)	29,816	2,622,531
Eutelsat Communications SACA(a)(b)	64,194	234,139
Fnac Darty SA	8,404	224,513
Forvia SE(a)	54,904	943,648
Gaztransport Et Technigaz SA	14,161	1,985,337
Gecina SA	15,763	1,738,447
Getlink SE	125,190	2,157,159
Hermes International SCA	10,994	23,193,592
ICADE	11,293	382,338
Imerys SA	15,108	502,435
Interparfums SA	11,094	586,987
Ipsen SA	13,434	1,548,928
IPSOS SA	17,596	1,154,838
JCDecaux SE(a)	27,076	562,377
Kering SA	25,572	10,504,297
Klepierre SA	75,162	1,945,995
La Francaise des Jeux SAEM(c)	39,366	1,595,646
Legrand SA	92,233	8,938,817

Security	Shares	Value

France (continued)
L’Oreal SA	83,694	$40,052,100
LVMH Moet Hennessy Louis Vuitton SE	95,544	79,498,201
Neoen SA(c)	24,893	719,733
Nexans SA	11,555	1,051,716
Nexity SA	20,049	334,182
Orange SA	630,999	7,503,791
Pernod Ricard SA	71,567	11,735,954
Publicis Groupe SA	80,422	8,057,764
Quadient SA	17,333	367,234
Remy Cointreau SA	8,081	818,800
Renault SA	66,183	2,492,431
Rexel SA	90,397	2,407,568
Rubis SCA	37,852	957,145
Safran SA	119,043	22,226,382
Sanofi SA	396,069	39,664,542
Sartorius Stedim Biotech	9,561	2,576,089
Schneider Electric SE	189,553	37,237,685
SCOR SE	51,800	1,545,254
SEB SA	8,940	1,091,666
SES SA, Class A	143,892	882,854
Societe BIC SA	9,575	662,518
Societe Generale SA	250,771	6,446,073
Sodexo SA	31,023	3,499,672
SOITEC(a)	9,349	1,351,202
Sopra Steria Group SACA	6,639	1,557,205
SPIE SA	52,035	1,721,191
Teleperformance SE	20,429	3,190,479
Thales SA	36,555	5,346,317
TotalEnergies SE	801,965	52,027,948
Trigano SA	4,689	738,613
Ubisoft Entertainment SA(a)	31,848	702,506
Unibail-Rodamco-Westfield, New(a)	42,343	3,031,958
Valeo SE	78,413	1,023,489
Vallourec SACA(a)	60,583	866,712
Valneva SE(a)	51,225	208,816
Veolia Environnement SA	239,745	7,811,813
Verallia SA(c)	29,095	1,026,016
Vicat SACA	14,302	556,427
Vinci SA	177,264	22,392,390
Virbac SACA	2,271	819,578
Vivendi SE	241,099	2,717,079
VusionGroup(a)	2,830	420,201
Wendel SE	9,495	860,841
Worldline SA/France(a)(c)	85,606	1,157,264

		696,556,722

Germany — 11.6%
adidas AG	55,895	10,552,305
AIXTRON SE	40,032	1,489,920
Allianz SE, Registered	139,203	37,191,694
Amadeus Fire AG	3,793	458,210
Aroundtown SA(a)	299,520	668,150
Aurubis AG	12,123	872,047
Auto1 Group SE(a)(c)	38,087	158,457
BASF SE	309,746	14,807,095
Bayer AG, Registered	342,652	10,662,170
Bayerische Motoren Werke AG	112,351	11,690,469
Bechtle AG	30,328	1,572,593
Befesa SA(c)	15,804	555,368
Beiersdorf AG	34,893	5,106,229
Bilfinger SE	17,024	721,692
Brenntag SE	49,452	4,372,051
CANCOM SE	15,832	502,564

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Carl Zeiss Meditec AG, Bearer	14,355	$1,513,185
Commerzbank AG	379,004	4,352,327
CompuGroup Medical SE & Co. KgaA	12,152	521,013
Continental AG	39,111	3,195,003
Covestro AG(a)(c)	68,120	3,597,109
CropEnergies AG	11,876	147,726
CTS Eventim AG & Co. KGaA	23,765	1,608,348
Daimler Truck Holding AG	185,763	6,638,642
Delivery Hero SE(a)(c)	61,396	1,393,031
Dermapharm Holding SE	9,274	394,475
Deutsche Bank AG, Registered	665,178	8,592,587
Deutsche Boerse AG	65,456	13,034,885
Deutsche Lufthansa AG, Registered(a)	213,044	1,771,540
Deutsche Pfandbriefbank AG(b)(c)	58,720	353,382
Deutsche Post AG, Registered	343,721	16,462,225
Deutsche Telekom AG, Registered	1,127,740	27,683,546
Duerr AG	21,810	498,652
E.ON SE	780,936	10,565,499
Eckert & Ziegler Strahlen- und Medizintechnik AG	7,500	373,022
Encavis AG(a)	43,914	611,385
Evonik Industries AG	74,191	1,364,828
Evotec SE(a)	55,765	853,043
Fielmann Group AG	8,797	457,729
flatexDEGIRO AG(a)	25,091	274,372
Fraport AG Frankfurt Airport Services Worldwide(a)	13,565	796,157
Freenet AG	53,040	1,465,638
Fresenius Medical Care AG & Co. KGaA(b)	70,642	2,730,285
Fresenius SE & Co. KGaA	148,586	4,171,230
GEA Group AG	54,257	2,172,941
Gerresheimer AG	12,668	1,291,489
Grand City Properties SA(a)	36,694	356,179
GRENKE AG(b)	10,773	260,893
Hannover Rueck SE	20,443	4,900,532
Heidelberg Materials AG	49,273	4,550,088
HelloFresh SE(a)	56,259	744,011
Henkel AG & Co. KGaA	36,358	2,486,547
Hensoldt AG	18,394	552,204
Hornbach Holding AG & Co. KGaA	4,903	352,030
Hugo Boss AG	21,221	1,325,349
Hypoport SE(a)(b)	1,519	322,654
Infineon Technologies AG	455,016	16,588,483
Jenoptik AG	24,127	753,467
K+S AG, Registered	66,873	937,976
KION Group AG	24,518	1,118,632
Knorr-Bremse AG	23,863	1,473,925
Kontron AG	15,800	366,409
Krones AG	6,244	773,787
LANXESS AG(b)	30,464	813,277
LEG Immobilien SE(a)	26,055	2,162,035
Mercedes-Benz Group AG	279,336	18,858,749
Merck KGaA	44,879	7,363,544
METRO AG(a)	73,037	492,267
MorphoSys AG(a)(b)	12,620	528,548
MTU Aero Engines AG	19,175	4,408,911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	46,945	19,985,375
Nagarro SE(a)	4,240	414,408
Nemetschek SE	20,302	1,873,339
Nordex SE(a)(b)	51,457	525,030
Norma Group SE	13,542	220,221
Patrizia SE(b)	19,694	168,029
Pfeiffer Vacuum Technology AG	2,166	363,440

Security	Shares	Value

Germany (continued)
ProSiebenSat.1 Media SE(b)	59,528	$418,762
Puma SE	36,210	1,457,228
Rational AG	1,801	1,383,502
Redcare Pharmacy NV(a)(c)	6,304	877,487
Rheinmetall AG	15,197	5,321,545
RWE AG	221,329	8,172,711
Salzgitter AG	13,448	375,084
SAP SE	362,176	62,745,752
Scout24 SE(c)	29,340	2,160,313
Siemens AG, Registered	263,972	47,257,282
Siemens Healthineers AG(c)	97,133	5,405,571
Siltronic AG	8,101	761,398
Sixt SE(b)	5,740	559,397
SMA Solar Technology AG(a)	6,467	331,692
Stabilus SE	11,320	793,231
Stratec SE(b)	4,850	221,449
Stroeer SE & Co. KGaA	12,140	712,765
Suedzucker AG	27,264	384,803
Symrise AG, Class A	45,716	4,716,689
Synlab AG, NVS	30,725	330,285
TAG Immobilien AG(a)	64,532	903,244
Talanx AG(a)	21,845	1,532,667
TeamViewer SE(a)(c)	53,589	768,286
thyssenkrupp AG	183,964	1,135,368
United Internet AG, Registered	34,453	905,515
Varta AG(a)(b)	7,979	149,906
VERBIO Vereinigte BioEnergie AG	9,370	204,966
Vitesco Technologies Group AG(a)	2,778	242,780
Volkswagen AG	9,633	1,359,997
Vonovia SE	256,140	7,979,364
Vossloh AG	7,357	326,342
Wacker Chemie AG	6,420	696,061
Zalando SE(a)(c)	78,353	1,564,445

		478,462,534

Ireland — 1.3%
AIB Group PLC	574,992	2,525,608
Bank of Ireland Group PLC	369,425	3,397,225
Cairn Homes PLC	509,861	782,293
CRH PLC	250,193	17,749,096
Dalata Hotel Group PLC	108,018	560,912
Flutter Entertainment PLC(a)	61,794	12,683,596
Glanbia PLC	82,153	1,468,467
Kerry Group PLC, Class A	58,039	5,173,248
Kingspan Group PLC	56,989	4,628,452
Smurfit Kappa Group PLC	94,555	3,523,572

		52,492,469

Italy — 4.2%
A2A SpA	668,156	1,324,728
ACEA SpA	21,515	339,520
Amplifon SpA	44,668	1,457,897
Anima Holding SpA(c)	127,015	573,276
Ascopiave SpA	78,734	191,022
Assicurazioni Generali SpA	344,313	7,680,562
Azimut Holding SpA	45,682	1,273,555
Banca Generali SpA	27,485	1,047,808
Banca Mediolanum SpA	103,743	1,061,677
Banca Monte dei Paschi di Siena SpA(a)	288,455	1,012,401
Banca Popolare di Sondrio SpA	127,798	971,010
Banco BPM SpA	428,984	2,314,494
BFF Bank SpA(c)	81,248	878,018
BPER Banca	398,779	1,438,341

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Brembo SpA	63,590	$783,226
Brunello Cucinelli SpA	13,281	1,316,637
Buzzi SpA	35,250	1,198,147
Credito Emiliano SpA	63,094	573,550
De’ Longhi SpA	30,552	989,553
DiaSorin SpA	8,634	793,974
Enav SpA(c)	94,653	350,303
Enel SpA	2,811,157	19,181,581
Eni SpA	835,502	13,319,021
ERG SpA	24,837	728,283
Ferrari NV	44,295	15,447,312
FinecoBank Banca Fineco SpA	214,801	3,097,078
GVS SpA(a)(c)	28,587	182,324
Hera SpA	392,364	1,382,152
Infrastrutture Wireless Italiane SpA(c)	134,758	1,629,497
Interpump Group SpA	27,070	1,338,109
Intesa Sanpaolo SpA	5,365,289	16,532,030
Iren SpA	371,729	780,174
Italgas SpA	183,043	1,043,601
Juventus Football Club SpA, NVS(a)(b)	87,594	212,991
Leonardo SpA	145,552	2,540,474
Mediobanca Banca di Credito Finanziario SpA	199,974	2,648,456
Moncler SpA	73,622	4,528,984
Nexi SpA(a)(c)	206,666	1,585,224
Pirelli & C SpA(c)	152,987	829,101
Poste Italiane SpA(c)	183,660	1,991,544
Prysmian SpA	94,215	4,146,386
Recordati Industria Chimica e Farmaceutica SpA	37,314	2,059,519
Reply SpA	9,266	1,270,465
Saipem SpA(a)	421,814	605,058
Salvatore Ferragamo SpA(b)	24,572	313,407
Snam SpA	725,466	3,543,135
Stellantis NV	774,017	17,048,997
Tamburi Investment Partners SpA	58,115	567,469
Technogym SpA(c)	72,691	719,841
Telecom Italia SpA/Milano(a)(b)	3,583,991	1,080,241
Tenaris SA, NVS	174,448	2,755,282
Terna - Rete Elettrica Nazionale	478,132	4,031,632
Tod’s SpA(a)	5,212	191,070
UniCredit SpA	559,433	16,386,943
Unipol Gruppo SpA	177,869	1,104,497

		172,391,577

Netherlands — 7.1%
Aalberts NV	37,100	1,475,404
ABN AMRO Bank NV, CVA(c)	141,829	2,087,352
Adyen NV(a)(c)	7,582	9,509,243
Aegon Ltd	582,608	3,437,059
AerCap Holdings NV(a)	70,562	5,402,227
Akzo Nobel NV	59,194	4,546,837
Alfen NV(a)(b)(c)	8,769	530,292
Allfunds Group PLC	127,890	916,868
Arcadis NV	29,981	1,646,000
ASM International NV	16,386	9,081,672
ASML Holding NV	140,128	121,573,355
ASR Nederland NV	55,125	2,597,848
Basic-Fit NV(a)(b)(c)	22,636	655,417
BE Semiconductor Industries NV	27,016	4,059,918
Corbion NV	30,521	591,019
Davide Campari-Milano NV	214,100	2,169,097
EXOR NV, NVS(b)	32,299	3,125,009
Ferrovial SE	176,769	6,741,126
Flow Traders Ltd., NVS	14,000	251,457

Security	Shares	Value

Netherlands (continued)
Fugro NV(a)	45,738	$844,453
Heineken Holding NV	45,220	3,794,303
Heineken NV	100,515	10,111,357
IMCD NV	19,846	3,029,308
ING Groep NV	1,254,382	17,822,843
InPost SA(a)	70,146	1,053,580
Iveco Group NV(a)	64,673	690,149
JDE Peet’s NV	34,297	846,634
Just Eat Takeaway.com NV(a)(b)(c)	66,838	1,009,212
Koninklijke Ahold Delhaize NV	334,019	9,393,667
Koninklijke KPN NV	1,182,050	4,021,027
Koninklijke Philips NV(a)	272,760	5,770,390
Koninklijke Vopak NV	26,210	818,765
NN Group NV	92,765	3,802,273
NSI NV	13,151	281,403
OCI NV	40,560	1,158,555
Pharming Group NV(a)	350,203	441,495
PostNL NV	157,770	229,902
Prosus NV	511,273	15,211,229
Qiagen NV, NVS	77,268	3,352,423
Randstad NV	38,034	2,162,621
SBM Offshore NV	59,807	761,395
Signify NV(c)	43,963	1,318,215
Technip Energies NV	53,408	1,105,577
TKH Group NV	18,597	748,859
TomTom NV(a)(b)	34,225	231,734
Universal Music Group NV	286,848	8,455,626
Wolters Kluwer NV	86,193	12,706,317

		291,570,512

Norway — 1.4%
Adevinta ASA(a)	109,339	1,174,766
Aker ASA, Class A	14,427	857,277
Aker BP ASA	122,943	3,263,101
Aker Carbon Capture ASA(a)(b)	169,574	167,189
Atea ASA	48,767	650,088
Austevoll Seafood ASA	48,847	354,105
Bakkafrost P/F	19,356	1,080,997
Borr Drilling Ltd.(b)	84,784	525,292
Borregaard ASA	45,121	769,660
BW Offshore Ltd.	74,163	170,084
Cadeler AS(a)	21,998	101,192
Crayon Group Holding ASA(a)(b)(c)	39,083	328,563
DNB Bank ASA	325,899	6,335,382
DOF Group ASA(a)	35,151	189,747
Elkem ASA(b)(c)	226,692	470,388
Entra ASA(b)(c)	31,182	341,550
Equinor ASA	318,075	9,102,379
Frontline PLC, NVS	52,959	1,183,774
Gjensidige Forsikring ASA	72,879	1,172,220
Golden Ocean Group Ltd.	51,965	547,984
Hafnia Ltd.(b)	107,210	779,616
Kongsberg Gruppen ASA	35,360	1,802,064
Leroy Seafood Group ASA	103,342	415,055
Mowi ASA	154,242	2,776,406
MPC Container Ships ASA	128,621	193,344
NEL ASA(a)(b)	849,629	424,184
Nordic Semiconductor ASA(a)(b)	60,560	608,106
Norsk Hydro ASA	484,877	2,841,623
Norwegian Air Shuttle ASA(a)(b)	246,559	301,868
Nykode Therapeutics ASA(a)(b)	67,343	115,704
Orkla ASA	269,048	2,107,487
REC Silicon ASA(a)(b)	137,222	160,338

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Salmar ASA	26,818	$1,488,678
Scatec ASA(a)(c)	46,578	346,338
Schibsted ASA, Class A	30,566	937,672
Schibsted ASA, Class B	33,769	969,026
Seadrill Ltd.(a)(b)	12,680	545,781
SpareBank 1 SMN	65,015	885,154
SpareBank 1 SR-Bank ASA	62,821	761,851
Storebrand ASA	162,495	1,461,019
Subsea 7 SA	87,972	1,185,685
Telenor ASA	223,434	2,479,236
TGS ASA	50,339	490,189
TOMRA Systems ASA	83,388	837,614
Veidekke ASA	50,102	457,324
Yara International ASA	57,673	1,906,245

		56,063,345

Portugal — 0.3%
Banco Comercial Portugues SA, Class R(a)	3,270,897	951,492
EDP - Energias de Portugal SA	1,121,827	5,003,838
Galp Energia SGPS SA	172,349	2,713,074
Jeronimo Martins SGPS SA	94,753	2,154,998
Navigator Co. SA (The)	142,787	588,359
REN - Redes Energeticas Nacionais SGPS SA	336,408	826,547
Sonae SGPS SA	475,845	460,013

		12,698,321

Spain — 3.8%
Acciona SA	8,784	1,136,252
Acerinox SA	66,577	702,866
ACS Actividades de Construccion y Servicios SA	75,121	2,964,312
Aena SME SA(c)	25,303	4,476,282
Amadeus IT Group SA	157,036	11,005,141
Applus Services SA	57,849	699,570
Banco Bilbao Vizcaya Argentaria SA	2,073,973	19,411,219
Banco de Sabadell SA	2,013,815	2,613,803
Banco Santander SA	5,623,931	22,602,912
Bankinter SA	225,453	1,391,974
CaixaBank SA	1,429,372	6,094,828
Cellnex Telecom SA(c)	197,547	7,601,088
Cia. de Distribucion Integral Logista Holdings SA	29,650	838,649
Cie. Automotive SA	24,909	657,169
Corp. ACCIONA Energias Renovables SA	20,583	534,851
EDP Renovaveis SA	114,226	1,849,688
Enagas SA	76,645	1,247,764
Endesa SA	106,039	2,100,840
Faes Farma SA	169,134	555,804
Fluidra SA	35,048	758,761
Global Dominion Access SA(c)	29,568	114,242
Grifols SA(a)(b)	106,780	1,163,127
Iberdrola SA	2,083,830	25,091,306
Iberdrola SA, NVS	35,501	427,467
Indra Sistemas SA(b)	53,355	947,277
Industria de Diseno Textil SA	379,547	16,228,430
Inmobiliaria Colonial SOCIMI SA	109,765	659,940
Laboratorios Farmaceuticos Rovi SA	7,613	525,088
Lar Espana Real Estate SOCIMI SA	63,540	426,426
Linea Directa Aseguradora SA Cia de Segurosy Reaseguros	237,607	248,308
Mapfre SA	362,326	797,811
Merlin Properties SOCIMI SA	127,139	1,294,685
Naturgy Energy Group SA	45,903	1,236,065
Neinor Homes SA(c)	23,620	266,493
Prosegur Cia. de Seguridad SA	108,890	206,038

Security	Shares	Value

Spain (continued)
Redeia Corp. SA	130,938	$2,178,824
Repsol SA	451,942	6,674,406
Sacyr SA	217,450	716,878
Sacyr SA, NVS	4,297	14,192
Solaria Energia y Medio Ambiente SA(a)	36,360	536,823
Telefonica SA	1,702,881	6,928,738
Unicaja Banco SA(c)	512,498	490,022
Vidrala SA	9,065	908,588
Viscofan SA	13,770	806,563

		158,131,510

Sweden — 5.4%
AAK AB	67,622	1,524,071
AddLife AB, Class B	40,448	435,968
AddTech AB, Class B	94,653	1,952,663
AFRY AB	38,841	536,361
Alfa Laval AB	103,899	3,812,346
Alleima AB, NVS	70,989	471,278
Arjo AB, Class B	88,894	416,076
Assa Abloy AB, Class B	344,008	9,434,666
Atlas Copco AB, Class A	934,585	14,915,428
Atlas Copco AB, Class B	539,072	7,465,043
Avanza Bank Holding AB	45,844	920,890
Axfood AB	42,015	1,063,027
Beijer Ref AB, Class B	140,034	1,906,562
Betsson AB	48,383	526,558
Bilia AB, Class A	42,053	508,395
Billerud Aktiebolag	81,062	720,810
BioArctic AB, Class B(a)(b)(c)	12,887	279,520
Biotage AB	22,466	319,324
Boliden AB	95,987	2,547,751
Bravida Holding AB(c)	87,319	662,116
Bure Equity AB	21,247	606,844
Calliditas Therapeutics AB, Class B(a)(b)	25,746	281,293
Camurus AB(a)	10,751	532,985
Castellum AB(a)	149,949	1,930,426
Catena AB	12,812	546,261
Corem Property Group AB, Class B	268,906	270,928
Dometic Group AB(c)	108,726	865,232
Electrolux AB, Class B(a)	80,698	754,851
Electrolux Professional AB, Class B	117,310	623,319
Elekta AB, Class B	139,110	1,049,683
Embracer Group AB, Class B(a)(b)	280,847	535,987
Epiroc AB	223,983	3,957,499
Epiroc AB, Class B	128,696	2,006,615
EQT AB	128,357	3,446,660
Essity AB, Class B	212,342	4,986,489
Evolution AB(c)	63,861	7,456,639
Fabege AB	80,585	754,752
Fastighets AB Balder, Class B(a)	214,530	1,423,898
Fortnox AB	183,001	1,008,937
Getinge AB, Class B	80,000	1,710,170
Granges AB	49,088	486,740
H & M Hennes & Mauritz AB, Class B	230,131	3,246,859
Hemnet Group AB	33,656	908,638
Hexagon AB, Class B	725,459	7,917,359
Hexatronic Group AB(b)	64,612	135,531
Hexpol AB	105,027	1,202,197
HMS Networks AB(b)	9,729	428,028
Holmen AB, Class B	27,510	1,084,149
Hufvudstaden AB, Class A	44,912	580,752
Husqvarna AB, Class B	132,439	1,030,231
Industrivarden AB, Class A	45,819	1,442,473

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Industrivarden AB, Class C	55,107	$1,731,962
Indutrade AB	97,686	2,373,191
Instalco AB	96,826	387,177
Intrum AB(b)	24,895	147,456
Investment AB Latour, Class B	51,483	1,294,828
Investor AB, Class B	600,455	14,137,572
JM AB	25,346	412,731
Kambi Group PLC, Class B(a)	14,539	194,894
Kindred Group PLC	86,443	1,016,933
Kinnevik AB, Class B(a)	96,987	1,042,030
L E Lundbergforetagen AB, Class B	25,663	1,338,090
Lifco AB, Class B	85,994	2,074,769
Lindab International AB	34,826	661,300
Loomis AB, Class B	27,846	762,367
Medicover AB, Class B	21,915	361,416
Millicom International Cellular SA, SDR(a)	53,607	919,603
MIPS AB	12,572	417,655
Modern Times Group MTG AB, Class B(a)	43,229	330,875
Munters Group AB(c)	54,911	876,447
Mycronic AB	31,765	883,507
NCAB Group AB(b)	62,592	404,818
NCC AB, Class B	36,071	460,629
Nibe Industrier AB, Class B	530,663	3,170,807
Nolato AB, Class B	89,470	433,296
Nordnet AB publ	53,184	836,879
Nyfosa AB	64,076	573,120
Pandox AB, Class B	42,833	587,337
Paradox Interactive AB	16,468	322,636
Peab AB, Class B	74,691	368,745
Ratos AB, Class B(b)	69,589	229,386
Saab AB, Class B	28,110	1,810,029
Sagax AB, Class B	72,643	1,765,320
Samhallsbyggnadsbolaget i Norden AB(b)	409,012	187,407
Sandvik AB	364,953	7,669,810
Scandic Hotels Group AB(a)(c)	89,395	411,858
Sdiptech AB, Class B(a)	13,792	342,300
Sectra AB, Class B	58,623	1,091,939
Securitas AB, Class B	167,430	1,626,424
Sinch AB(a)(b)(c)	238,604	732,753
Skandinaviska Enskilda Banken AB, Class A	550,339	7,815,990
Skanska AB, Class B	119,701	2,075,567
SKF AB, Class B	119,058	2,346,052
SSAB AB, Class A	91,604	712,662
SSAB AB, Class B	219,745	1,678,513
Stillfront Group AB(a)	187,508	194,323
Storskogen Group AB	570,446	393,780
Surgical Science Sweden AB(a)(b)	17,992	307,493
Svenska Cellulosa AB SCA, Class B	212,228	2,889,254
Svenska Handelsbanken AB, Class A	494,329	5,329,031
Sweco AB, Class B	85,880	1,006,669
Swedbank AB, Class A	294,204	5,995,282
Swedish Orphan Biovitrum AB(a)(b)	70,902	1,990,086
Tele2 AB, Class B	182,070	1,552,334
Telefonaktiebolaget LM Ericsson, Class B	1,025,079	5,682,501
Telia Co. AB	820,003	2,114,929
Thule Group AB(c)	37,961	965,921
Trelleborg AB, Class B	81,465	2,479,565
Troax Group AB	19,687	427,692
Vitec Software Group AB, Class B	13,694	760,643
Vitrolife AB	27,831	458,193
Volvo AB, Class A	65,992	1,622,423
Volvo AB, Class B	526,134	12,608,970

Security	Shares	Value

Sweden (continued)
Volvo Car AB, Class B(a)	202,006	$526,630
Wallenstam AB, Class B	133,432	669,797
Wihlborgs Fastigheter AB	111,248	994,518

		221,620,392

Switzerland — 15.0%
ABB Ltd., Registered	553,580	23,422,968
Accelleron Industries AG, NVS	46,464	1,486,836
Adecco Group AG, Registered	56,408	2,439,255
Alcon Inc.	172,516	12,986,141
Allreal Holding AG, Registered	6,183	1,099,779
ALSO Holding AG, Registered	3,269	957,054
Arbonia AG	27,828	322,234
Aryzta AG(a)	425,275	763,316
Avolta AG, Registered(a)	38,608	1,475,012
Bachem Holding AG, Class B	13,087	876,093
Baloise Holding AG, Registered	16,808	2,684,928
Banque Cantonale Vaudoise, Registered	11,630	1,489,063
Barry Callebaut AG, Registered	1,309	1,911,935
Belimo Holding AG, Registered	3,501	1,632,479
BKW AG	8,025	1,274,919
Bossard Holding AG, Class A, Registered	2,659	636,314
Bucher Industries AG, Registered	2,997	1,269,428
Burckhardt Compression Holding AG	1,538	860,461
Bystronic AG, Registered	634	317,672
Cembra Money Bank AG	12,049	929,001
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	321	4,079,572
Chocoladefabriken Lindt & Spruengli AG, Registered	40	5,070,359
Cie. Financiere Richemont SA, Class A, Registered	180,925	26,873,612
Clariant AG, Registered	74,277	950,870
Coca-Cola HBC AG, Class DI	77,567	2,280,217
Comet Holding AG, Registered	2,973	980,239
Daetwyler Holding AG, Bearer	3,034	616,907
DKSH Holding AG	14,025	981,397
DocMorris AG(a)(b)	3,610	336,781
dormakaba Holding AG	1,310	656,231
DSM-Firmenich AG	64,812	6,852,606
Emmi AG, Registered	759	795,146
EMS-Chemie Holding AG, Registered	2,436	1,838,972
Flughafen Zurich AG, Registered	7,793	1,607,898
Forbo Holding AG, Registered	460	540,855
Galenica AG(c)	21,560	1,901,215
Geberit AG, Registered	11,384	6,552,948
Georg Fischer AG	30,088	2,013,744
Givaudan SA, Registered	3,194	13,282,366
Helvetia Holding AG, Registered	14,602	2,108,827
Holcim AG	179,165	13,684,412
Huber + Suhner AG, Registered	7,961	570,986
Idorsia Ltd.(a)(b)	40,885	72,960
Implenia AG, Registered	10,503	372,869
Inficon Holding AG, Registered	759	1,152,067
Interroll Holding AG, Registered	281	820,742
Julius Baer Group Ltd.	71,862	3,912,268
Kardex Holding AG, Registered	3,069	779,472
Kuehne + Nagel International AG, Registered	18,433	6,246,568
Landis+Gyr Group AG	9,908	812,422
Logitech International SA, Registered	58,297	4,887,228
Lonza Group AG, Registered	25,910	12,667,546
Medmix AG(c)	13,157	263,765
Meyer Burger Technology AG(a)(b)	1,260,891	162,181
Mobimo Holding AG, Registered	3,257	962,242
Nestle SA, Registered	924,484	105,345,439

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Novartis AG, Registered	710,687	$73,494,785
OC Oerlikon Corp. AG, Registered	85,136	371,009
Partners Group Holding AG	7,862	10,607,214
PolyPeptide Group AG(a)(b)(c)	6,157	113,015
PSP Swiss Property AG, Registered	16,927	2,252,934
Roche Holding AG, Bearer	11,239	3,404,601
Roche Holding AG, NVS	243,339	69,282,593
Sandoz Group AG(a)	145,978	5,006,313
Schindler Holding AG, Participation Certificates, NVS	14,053	3,500,444
Schindler Holding AG, Registered	8,036	1,912,896
Schweiter Technologies AG, NVS	496	272,122
Sensirion Holding AG(a)(b)(c)	3,880	322,884
SFS Group AG	8,429	1,011,982
SGS SA	51,731	4,780,246
Siegfried Holding AG, Registered	1,569	1,562,956
Siemens Energy AG(a)(b)	182,062	2,704,889
SIG Group AG	106,280	2,224,674
Sika AG, Registered	52,933	14,612,569
Softwareone Holding AG	39,482	739,994
Sonova Holding AG, Registered	17,646	5,639,600
St. Galler Kantonalbank AG, Class A, Registered	1,596	923,665
Stadler Rail AG	20,148	643,157
STMicroelectronics NV	240,423	10,556,375
Straumann Holding AG	39,368	5,980,053
Sulzer AG, Registered	8,328	804,503
Swatch Group AG (The), Bearer	9,923	2,329,512
Swatch Group AG (The), Registered	18,064	821,895
Swiss Life Holding AG, Registered	10,166	7,300,489
Swiss Prime Site AG, Registered	25,766	2,609,718
Swiss Re AG	103,808	11,886,061
Swisscom AG, Registered	8,944	5,351,048
Swissquote Group Holding SA, Registered	4,590	1,151,966
Tecan Group AG, Registered	4,899	1,870,020
Temenos AG, Registered	22,712	2,311,409
UBS Group AG, Registered	1,144,413	34,255,264
Valiant Holding AG, Registered	8,973	1,075,159
VAT Group AG(c)	9,573	4,456,507
Vontobel Holding AG, Registered	11,850	780,549
Ypsomed Holding AG, Registered	1,466	517,481
Zurich Insurance Group AG	49,875	25,340,964

		616,652,332

United Kingdom — 22.6%
3i Group PLC	343,912	10,766,144
4imprint Group PLC	9,928	680,802
888 Holdings PLC(a)	142,226	139,869
abrdn PLC	652,608	1,388,381
Admiral Group PLC	91,726	2,916,623
Airtel Africa PLC(c)	422,409	599,900
AJ Bell PLC	105,471	422,911
Anglo American PLC	438,124	10,443,860
Antofagasta PLC	142,358	3,102,727
AO World PLC(a)	126,714	146,212
Ascential PLC(a)	172,601	664,817
Ashmore Group PLC	158,510	426,267
Ashtead Group PLC	153,467	10,035,497
ASOS PLC(a)(b)	23,829	111,300
Associated British Foods PLC	122,668	3,633,346
Assura PLC	1,289,194	727,693
Aston Martin Lagonda Global Holdings PLC(a)(c)	107,460	259,194
AstraZeneca PLC	538,169	71,348,745
Auction Technology Group PLC(a)(b)	53,000	366,060
Auto Trader Group PLC(c)	324,002	2,980,779

Security	Shares	Value

United Kingdom (continued)
Aviva PLC	910,045	$4,967,548
B&M European Value Retail SA	340,482	2,231,423
Babcock International Group PLC	94,036	537,439
BAE Systems PLC	1,063,494	15,842,300
Balfour Beatty PLC	246,519	1,037,213
Barclays PLC	5,246,663	9,750,017
Barratt Developments PLC	342,230	2,332,410
Beazley PLC	241,517	1,662,498
Bellway PLC	42,719	1,488,421
Berkeley Group Holdings PLC	37,856	2,292,356
Big Yellow Group PLC	68,898	996,266
Bodycote PLC	69,147	557,540
boohoo Group PLC(a)(b)	347,591	160,255
BP PLC	5,872,823	34,299,732
Breedon Group PLC	122,179	562,834
Bridgepoint Group PLC(c)	86,594	294,983
British American Tobacco PLC	740,244	21,825,062
British Land Co. PLC (The)	327,788	1,575,585
Britvic PLC	99,169	1,109,099
BT Group PLC	2,247,324	3,183,854
Bunzl PLC	115,207	4,681,985
Burberry Group PLC	132,961	2,190,123
Burford Capital Ltd.	67,739	1,032,723
Bytes Technology Group PLC	84,705	703,189
C&C Group PLC	183,955	358,082
Capita PLC(a)	578,085	139,635
Capital & Counties Properties PLC	617,726	1,040,615
Carnival PLC(a)	47,140	708,239
Centamin PLC	419,094	510,550
Centrica PLC	1,984,002	3,472,101
Ceres Power Holdings PLC(a)(b)	59,805	181,292
Close Brothers Group PLC	50,601	347,809
Coats Group PLC	637,399	578,368
Coca-Cola Europacific Partners PLC	73,159	5,040,655
Compass Group PLC	593,963	16,359,969
Computacenter PLC	34,276	1,252,213
ConvaTec Group PLC(c)	595,442	1,812,153
Cranswick PLC	20,450	1,042,872
Crest Nicholson Holdings PLC	113,078	300,078
Croda International PLC	47,785	2,892,263
Currys PLC	456,775	286,425
CVS Group PLC	24,908	532,833
Darktrace PLC(a)	125,035	542,153
DCC PLC	35,799	2,602,563
Deliveroo PLC, Class A(a)(c)	394,037	586,752
Derwent London PLC	37,097	999,832
Diageo PLC	779,855	28,166,697
Diploma PLC	48,126	1,983,837
Direct Line Insurance Group PLC(a)	422,226	901,011
Diversified Energy Co. PLC	26,464	305,219
Domino’s Pizza Group PLC	138,836	613,131
Dowlais Group PLC	587,678	671,311
Dr. Martens PLC	222,463	250,483
Drax Group PLC	141,290	911,757
DS Smith PLC	501,551	1,788,326
Dunelm Group PLC	53,544	737,568
easyJet PLC(a)	110,160	771,234
Elementis PLC(a)	240,046	430,206
Endeavour Mining PLC	73,100	1,298,541
Energean PLC	58,697	705,275
Entain PLC	226,343	2,756,947
Essentra PLC	145,794	319,643

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Experian PLC	318,124	$13,241,081
Ferrexpo PLC	110,127	121,142
Fevertree Drinks PLC	38,463	492,316
Firstgroup PLC	341,717	719,461
Forterra PLC(c)	98,423	206,056
Frasers Group PLC(a)	53,288	545,216
Future PLC	42,433	380,248
Games Workshop Group PLC	13,176	1,653,932
Gamma Communications PLC	32,357	489,612
GB Group PLC	106,368	379,867
Genuit Group PLC	115,947	620,072
Genus PLC	24,227	703,685
Glencore PLC	3,641,734	19,268,262
Grafton Group PLC	87,707	1,080,278
Grainger PLC	291,399	971,971
Great Portland Estates PLC	95,565	502,833
Greatland Gold PLC(a)(b)	2,239,834	204,375
Greggs PLC	38,592	1,299,983
GSK PLC	1,418,980	28,064,208
Haleon PLC	1,930,453	7,841,043
Halfords Group PLC	91,266	206,409
Halma PLC	134,241	3,715,668
Hammerson PLC	1,811,507	618,188
Harbour Energy PLC	225,271	791,746
Hargreaves Lansdown PLC	122,646	1,183,462
Hays PLC	593,655	738,718
Helios Towers PLC(a)	277,997	278,674
Hikma Pharmaceuticals PLC	59,562	1,453,137
Hill & Smith PLC	37,423	885,826
Hiscox Ltd	123,359	1,624,299
Hochschild Mining PLC(a)	143,674	188,893
Howden Joinery Group PLC	191,551	1,939,814
HSBC Holdings PLC	6,764,117	52,812,213
IG Group Holdings PLC	151,068	1,357,517
IMI PLC	91,659	1,944,046
Impax Asset Management Group PLC	34,967	240,405
Imperial Brands PLC	298,695	7,170,212
Inchcape PLC	139,763	1,203,464
Indivior PLC, NVS(a)	47,426	833,628
Informa PLC	507,248	4,981,961
IntegraFin Holdings PLC	122,947	458,509
InterContinental Hotels Group PLC	58,174	5,512,165
Intermediate Capital Group PLC	101,517	2,288,711
International Distributions Services PLC(a)	256,198	898,714
Intertek Group PLC	54,068	3,068,936
Investec PLC	252,759	1,645,591
IP Group PLC	420,896	279,502
ITM Power PLC(a)	268,735	202,575
ITV PLC(b)	1,280,193	969,695
IWG PLC(a)	286,404	678,718
J D Wetherspoon PLC(a)	42,403	451,394
J Sainsbury PLC	579,869	1,979,766
JD Sports Fashion PLC	943,655	1,394,452
JET2 PLC	71,231	1,206,021
John Wood Group PLC(a)	238,566	472,966
Johnson Matthey PLC	63,034	1,299,696
JTC PLC(c)	55,401	556,891
Jupiter Fund Management PLC	160,761	161,051
Just Group PLC	434,280	467,945
Kainos Group PLC	42,091	611,832
Keywords Studios PLC(b)	30,403	635,783
Kingfisher PLC	665,409	1,850,053

Security	Shares	Value

United Kingdom (continued)
Lancashire Holdings Ltd.	95,388	$733,773
Land Securities Group PLC	247,026	2,082,602
Learning Technologies Group PLC	280,197	285,790
Legal & General Group PLC	2,080,925	6,693,175
Liontrust Asset Management PLC	32,341	255,273
Lloyds Banking Group PLC	21,787,547	11,679,331
London Stock Exchange Group PLC	143,747	16,259,804
LondonMetric Property PLC	422,749	1,032,942
LXI REIT PLC	842,054	1,123,048
M&G PLC	798,150	2,256,663
Man Group PLC/Jersey	451,944	1,357,987
Marks & Spencer Group PLC	703,600	2,198,254
Marshalls PLC	77,633	275,480
Melrose Industries PLC	476,335	3,550,357
Mitchells & Butlers PLC(a)	108,990	359,396
Mitie Group PLC	554,406	726,487
Mobico Group PLC	218,285	236,210
Mondi PLC, NVS	158,281	2,836,336
Moneysupermarket.com Group PLC	255,109	823,112
Morgan Sindall Group PLC	15,873	455,624
National Grid PLC	1,268,700	16,897,947
NatWest Group PLC, NVS	1,993,850	5,626,920
Network International Holdings PLC(a)(c)	171,186	840,441
Next 15 Group PLC	47,896	555,392
Next PLC	42,108	4,495,303
Ninety One PLC	193,395	432,583
NMC Health PLC, NVS(d)	42,009	1
Ocado Group PLC(a)	203,503	1,393,977
OSB Group PLC	147,626	840,033
Oxford Instruments PLC	26,701	751,208
Oxford Nanopore Technologies PLC(a)	226,131	459,381
Pagegroup PLC	128,529	746,990
Paragon Banking Group PLC	87,332	777,830
Pearson PLC	231,344	2,838,077
Pennon Group PLC	93,868	835,762
Persimmon PLC	114,483	2,108,560
Petrofac Ltd.(a)(b)	197,203	76,362
Pets at Home Group PLC	193,974	688,797
Phoenix Group Holdings PLC	263,966	1,685,325
Playtech PLC(a)	90,706	510,846
Plus500 Ltd.	34,300	775,759
Primary Health Properties PLC	651,020	801,524
Prudential PLC	958,403	9,845,259
QinetiQ Group PLC	181,418	819,324
Quilter PLC(c)	501,900	666,528
Rathbones Group PLC	24,147	505,119
Reckitt Benckiser Group PLC	247,970	17,928,453
Redde Northgate PLC	115,437	519,341
Redrow PLC	100,080	760,261
RELX PLC	655,193	27,042,474
Renishaw PLC	14,162	626,339
Rentokil Initial PLC	893,908	4,603,399
RHI Magnesita NV	10,184	434,164
Rightmove PLC	283,663	2,007,532
Rio Tinto PLC	390,126	27,004,293
Rolls-Royce Holdings PLC(a)	2,947,062	11,188,374
Rotork PLC	300,353	1,184,023
RS GROUP PLC	164,842	1,633,413
RWS Holdings PLC	116,287	350,152
S4 Capital PLC(a)	144,774	80,725
Safestore Holdings PLC	84,526	880,273
Sage Group PLC (The)	356,843	5,312,651

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Savills PLC	63,106	$810,139
Schroders PLC	239,969	1,227,705
Segro PLC	417,017	4,631,420
Serco Group PLC	474,346	1,035,089
Severn Trent PLC	89,417	2,939,228
Shell PLC	2,305,084	71,462,924
Sirius Real Estate Ltd.	568,021	653,627
Smart Metering Systems PLC	49,495	596,515
Smith & Nephew PLC	304,099	4,252,825
Smiths Group PLC	122,951	2,519,713
Softcat PLC	51,795	949,152
Spectris PLC	38,567	1,795,425
Spirax-Sarco Engineering PLC	24,662	3,103,980
Spire Healthcare Group PLC(c)	180,439	540,768
Spirent Communications PLC	252,443	376,585
SSE PLC	379,129	8,074,664
SSP Group PLC(a)	287,588	818,469
St. James’s Place PLC	193,142	1,590,003
Standard Chartered PLC	794,466	6,004,210
Supermarket Income REIT PLC	532,798	546,924
Synthomer PLC(a)	49,382	98,601
Tate & Lyle PLC	147,198	1,162,170
Taylor Wimpey PLC	1,234,373	2,304,564
TBC Bank Group PLC	16,611	613,640
Telecom Plus PLC	24,723	455,559
Tesco PLC	2,467,367	8,940,799
THG PLC, Class B(a)	248,704	207,385
TP ICAP Group PLC	269,727	639,054
Trainline PLC(a)(c)	180,292	754,911
Travis Perkins PLC	73,383	731,967
Tritax Big Box REIT PLC	688,878	1,442,226
TUI AG(a)	170,759	1,176,461
Unilever PLC	862,064	41,948,219
UNITE Group PLC (The)	140,653	1,796,960
United Utilities Group PLC	230,684	3,107,028
Vanquis Banking Group PLC	101,445	151,959
Vesuvius PLC	83,452	502,472
Victoria PLC(a)	36,833	130,233
Victrex PLC	30,691	530,135
Virgin Money UK PLC	477,991	944,067
Vistry Group PLC	123,721	1,564,984
Vodafone Group PLC	8,004,631	6,805,061
Volution Group PLC	69,198	378,852
Watches of Switzerland Group PLC(a)(c)	98,024	461,639
Weir Group PLC (The)	90,558	2,081,559
WH Smith PLC	53,348	815,223
Whitbread PLC	73,319	3,323,399
Wickes Group PLC	168,820	334,965
Wise PLC, Class A(a)	225,208	2,297,100
Workspace Group PLC	57,859	380,580
WPP PLC	374,618	3,622,740
Yellow Cake PLC(a)(c)	109,658	963,755
YouGov PLC	39,377	581,364

		928,651,262

Total Common Stocks — 98.7% (Cost: $4,150,275,869)		4,061,340,901

Security	Shares	Value

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	20,448	$1,997,984
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	40,102	3,404,737
Fuchs Petrolub SE, Preference Shares, NVS	29,747	1,303,916
Henkel AG & Co. KGaA, Preference Shares, NVS	59,331	4,548,227
Jungheinrich AG, Preference Shares, NVS	19,352	651,376
Porsche Automobil Holding SE, Preference Shares, NVS	54,036	2,697,691
Sartorius AG, Preference Shares, NVS	9,181	3,349,252
Schaeffler AG, Preference Shares, NVS(b)	43,722	276,293
Sixt SE, Preference Shares, NVS	5,427	371,668
Volkswagen AG, Preference Shares, NVS	72,742	9,355,714

		27,956,858

Total Preferred Stocks — 0.7% (Cost: $38,383,260)		27,956,858

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	74,230	34,014

Total Rights — 0.0% (Cost: $36,871)		34,014

Total Long-Term Investments — 99.4% (Cost: $4,188,696,000)		4,089,331,773

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	29,531,561	29,549,280
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	1,670,000	1,670,000

Total Short-Term Securities — 0.7% (Cost: $31,197,299)		31,219,280

Total Investments — 100.1% (Cost: $4,219,893,299)		4,120,551,053

Liabilities in Excess of Other Assets — (0.1)%		(5,605,276)

Net Assets — 100.0%		$4,114,945,777

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$36,832,231	$—		$(7,292,947	)(a)	$7,294	$2,702	$29,549,280	29,531,561	$228,309	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	1,260,000	(a)	—		—	—	1,670,000	1,670,000	39,957		—

						$7,294	$2,702	$31,219,280		$268,266		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	315	03/15/24	$15,837	$329,948
FTSE 100 Index	91	03/15/24	8,764	8,800

				$338,748

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$338,748	$—	$—	$—	$338,748

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$241,181	$—	$—	$—	$241,181

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(328,533)	$—	$—	$—	$(328,533)

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Europe ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$23,348,936

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$92,802,288	$3,968,538,612	$1	$4,061,340,901
Preferred Stocks	—	27,956,858	—	27,956,858
Rights	34,014	—	—	34,014
Short-Term Securities
Money Market Funds	31,219,280	—	—	31,219,280

	$124,055,582	$3,996,495,470	$1	$4,120,551,053

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$338,748	$—	$338,748

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
Abacus Group	204,070	$145,215
Abacus Storage King(a)	204,059	151,946
Adbri Ltd.(b)	240,057	477,499
AGL Energy Ltd.	401,723	2,268,909
ALS Ltd.	340,833	2,800,295
Altium Ltd.	95,068	3,054,136
Alumina Ltd.(b)	1,828,436	1,375,557
AMP Ltd.	2,066,350	1,253,179
Ampol Ltd.	133,700	3,162,336
Ansell Ltd.	67,919	1,068,218
ANZ Group Holdings Ltd.	1,702,390	30,037,616
APA Group	684,340	3,785,148
ARB Corp. Ltd.	59,027	1,290,351
Aristocrat Leisure Ltd.	334,672	9,648,798
ASX Ltd.	107,936	4,614,518
Atlas Arteria Ltd.	769,443	2,712,594
AUB Group Ltd.	58,545	1,165,052
Aurizon Holdings Ltd.	914,903	2,255,264
Bank of Queensland Ltd.	421,765	1,655,832
Bapcor Ltd.	285,223	1,044,061
Beach Energy Ltd.	1,479,194	1,587,377
Bega Cheese Ltd.	215,254	524,592
Bellevue Gold Ltd.(b)	1,358,780	1,175,371
Bendigo & Adelaide Bank Ltd.	372,849	2,382,109
BHP Group Ltd.	2,907,097	88,939,749
BlueScope Steel Ltd.	319,404	4,876,759
Boral Ltd.(b)	253,100	872,290
Brambles Ltd.	797,001	7,599,218
Breville Group Ltd.	96,134	1,698,962
BWP Trust	420,160	940,836
CAR Group Ltd.	208,747	4,482,072
Chalice Mining Ltd.(a)(b)	320,750	230,612
Challenger Ltd.	310,482	1,317,121
Champion Iron Ltd.	222,913	1,222,908
Charter Hall Group	329,715	2,571,676
Charter Hall Long Wale REIT	656,060	1,597,443
Charter Hall Retail REIT	394,329	952,721
Cleanaway Waste Management Ltd.	1,582,138	2,678,447
Cochlear Ltd.	37,104	7,363,249
Coles Group Ltd.	724,640	7,519,860
Commonwealth Bank of Australia	950,847	72,506,259
Computershare Ltd.	352,129	5,832,400
Core Lithium Ltd.(a)(b)	1,489,368	187,057
Corporate Travel Management Ltd.	91,258	1,207,172
Credit Corp. Group Ltd.	45,314	503,764
Cromwell Property Group	558,604	150,682
CSL Ltd.	277,754	54,544,644
CSR Ltd.	243,162	1,094,951
De Grey Mining Ltd.(b)	1,403,075	1,116,544
Deterra Royalties Ltd.	632,951	2,279,537
Dexus	615,262	3,113,635
Domino’s Pizza Enterprises Ltd.	37,424	962,599
Downer EDI Ltd.	463,555	1,262,469
Eagers Automotive Ltd.	150,107	1,384,136
Endeavour Group Ltd./Australia	834,106	3,052,607
Evolution Mining Ltd.	1,033,899	2,165,754
Flight Centre Travel Group Ltd.	110,990	1,533,425
Fortescue Ltd.	955,119	18,459,344
Gold Road Resources Ltd.	1,329,196	1,313,309
Goodman Group	987,919	16,398,635

Security	Shares	Value

Australia (continued)
GPT Group (The)	1,147,329	$3,467,658
GrainCorp Ltd., Class A	215,305	1,131,189
Growthpoint Properties Australia Ltd.	114,238	178,786
Harvey Norman Holdings Ltd.	272,232	782,342
Healius Ltd.(b)	344,831	310,228
HUB24 Ltd.	119,974	2,899,289
IDP Education Ltd.	163,609	2,095,137
IGO Ltd.	367,579	1,786,880
Iluka Resources Ltd.	227,586	1,062,959
Incitec Pivot Ltd.	1,292,343	2,256,922
Ingenia Communities Group	362,203	1,049,137
Insignia Financial Ltd.	320,055	444,409
Insurance Australia Group Ltd.	1,383,958	5,432,623
IPH Ltd.	207,587	923,770
IRESS Ltd.	128,506	682,289
James Hardie Industries PLC(b)	251,170	9,436,566
JB Hi-Fi Ltd.	80,197	2,983,526
Lendlease Corp. Ltd.	400,826	1,924,158
Link Administration Holdings Ltd.	273,154	387,022
Liontown Resources Ltd.(a)(b)	1,453,966	968,162
Lottery Corp. Ltd. (The)	1,505,370	4,941,202
Lynas Rare Earths Ltd.(a)(b)	472,364	1,796,060
Macquarie Group Ltd.	210,599	25,985,687
Magellan Financial Group Ltd.	104,913	614,936
Medibank Pvt Ltd.	1,567,376	3,924,146
Megaport Ltd.(b)	149,832	1,223,559
Metcash Ltd.	515,684	1,223,286
Mineral Resources Ltd.	103,593	3,995,458
Mirvac Group	2,242,621	3,151,780
Monadelphous Group Ltd.	74,413	666,862
Nanosonics Ltd.(a)(b)	268,615	515,470
National Australia Bank Ltd.	1,787,820	37,705,834
National Storage REIT	1,025,887	1,538,536
New Hope Corp. Ltd.	404,760	1,415,704
NEXTDC Ltd.(b)	293,779	2,659,628
nib holdings Ltd.	235,976	1,248,043
Nine Entertainment Co. Holdings Ltd.	735,453	943,583
Northern Star Resources Ltd.	709,081	6,082,359
Nufarm Ltd./Australia	286,243	1,031,795
Orica Ltd.	264,808	2,792,902
Origin Energy Ltd.	1,022,160	5,704,880
Orora Ltd.	671,703	1,220,875
Paladin Energy Ltd.(b)	2,606,022	2,183,404
Perpetual Ltd.	59,174	995,748
Perseus Mining Ltd.	1,463,362	1,723,106
PEXA Group Ltd.(a)(b)	106,078	792,718
Pilbara Minerals Ltd.(a)	1,565,530	3,565,753
PolyNovo Ltd.(b)	705,857	867,415
Premier Investments Ltd.	62,008	1,128,990
Pro Medicus Ltd.	55,159	3,633,820
Qantas Airways Ltd.(b)	605,472	2,182,945
QBE Insurance Group Ltd.	835,806	8,605,945
Qube Holdings Ltd.	610,371	1,297,682
Ramelius Resources Ltd.(a)	1,161,720	1,206,645
Ramsay Health Care Ltd.	109,362	3,645,971
REA Group Ltd.	33,807	4,032,048
Reece Ltd.	165,288	2,434,747
Region RE Ltd.	972,293	1,431,516
Regis Resources Ltd.(b)	551,438	752,088
Reliance Worldwide Corp. Ltd.	503,012	1,375,283
Rio Tinto Ltd.	210,615	18,122,863
Sandfire Resources Ltd.(a)(b)	380,944	1,790,280

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Santos Ltd.	1,996,898	$10,092,202
Scentre Group	2,941,085	5,847,016
SEEK Ltd.	197,256	3,251,820
Seven Group Holdings Ltd.	82,503	1,930,992
Silex Systems Ltd.(a)(b)	186,434	621,364
Silver Lake Resources Ltd.(b)	1,305,166	1,027,114
Sims Ltd.	102,886	963,695
Sonic Healthcare Ltd.	273,500	5,702,530
South32 Ltd.	2,773,143	6,004,455
Star Entertainment Grp Ltd. (The)(b)	1,539,127	558,511
Steadfast Group Ltd.	798,940	3,091,397
Stockland	1,383,165	4,084,639
Suncorp Group Ltd.	709,875	6,534,070
Tabcorp Holdings Ltd.	1,599,065	830,735
Technology One Ltd.	139,315	1,423,407
Telix Pharmaceuticals Ltd.(b)	149,680	1,115,982
Telstra Corp. Ltd.	2,330,364	6,145,946
Transurban Group	1,693,890	14,881,214
Treasury Wine Estates Ltd.	462,461	3,242,833
Ventia Services Group Pty Ltd.	337,863	724,877
Vicinity Ltd.	2,148,560	2,852,012
Viva Energy Group Ltd.(c)	854,383	1,946,168
Washington H Soul Pattinson & Co. Ltd.	104,808	2,342,788
Waypoint REIT Ltd.	1,072,456	1,726,556
Webjet Ltd.(b)	325,283	1,578,178
Weebit Nano Ltd.(a)(b)	183,088	411,811
Wesfarmers Ltd.	650,174	24,613,598
Westpac Banking Corp.	1,987,777	31,183,488
Whitehaven Coal Ltd.	441,269	2,412,305
WiseTech Global Ltd.	91,946	4,328,919
Woodside Energy Group Ltd.	1,075,668	22,498,902
Woolworths Group Ltd.	697,759	16,386,838
Worley Ltd.	227,402	2,183,859
Xero Ltd.(b)	81,769	5,852,913

		814,316,557

Austria — 0.3%
ams-OSRAM AG(a)(b)	670,568	1,569,422
ANDRITZ AG	30,733	1,891,999
BAWAG Group AG(c)	38,314	1,972,656
CA Immobilien Anlagen AG	19,537	641,362
Erste Group Bank AG	194,422	8,375,389
Immofinanz AG(b)	18,795	446,098
Lenzing AG(a)(b)	10,411	348,224
Oesterreichische Post AG	46,731	1,581,542
OMV AG	95,291	4,241,536
Raiffeisen Bank International AG	119,782	2,497,365
Schoeller-Bleckmann Oilfield Equipment AG	14,399	683,918
UNIQA Insurance Group AG	72,319	606,787
Verbund AG	43,417	3,530,597
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,099	652,862
voestalpine AG	64,780	1,927,316
Wienerberger AG	86,272	2,923,583

		33,890,656

Belgium — 0.9%
Ackermans & van Haaren NV	16,288	2,723,437
Aedifica SA	15,360	1,000,924
Ageas SA/NV	89,437	3,843,286
Anheuser-Busch InBev SA/NV	494,873	30,611,652
Argenx SE(b)	32,525	12,282,481
Barco NV	52,110	865,672

Security	Shares	Value

Belgium (continued)
Bekaert SA	17,828	$869,525
bpost SA	52,590	214,946
Cofinimmo SA	16,090	1,169,378
Colruyt Group NV	36,841	1,683,192
Deme Group NV	7,586	952,036
D’ieteren Group	15,028	3,035,844
Elia Group SA/NV	15,618	1,880,490
Euronav NV	94,711	1,668,373
Fagron	45,402	817,526
Galapagos NV(a)(b)	31,388	1,177,449
Groupe Bruxelles Lambert NV	57,566	4,364,060
KBC Ancora	27,939	1,286,809
KBC Group NV	135,574	8,843,708
Kinepolis Group NV	8,350	369,659
Lotus Bakeries NV	226	1,927,040
Melexis NV	14,546	1,246,349
Montea NV	6,587	565,393
Ontex Group NV(a)(b)	40,068	316,604
Proximus SADP	91,752	870,665
Retail Estates NV	5,838	382,449
Shurgard Self Storage Ltd.	20,637	957,183
Sofina SA	6,723	1,607,893
Solvay SA	41,779	1,142,592
Syensqo SA(b)	41,779	3,724,471
UCB SA	70,865	6,665,964
Umicore SA	119,668	2,722,023
VGP NV	12,122	1,421,776
Warehouses De Pauw CVA	91,476	2,676,327

		105,887,176

Canada — 10.4%
Advantage Energy Ltd.(b)	165,968	1,088,800
Agnico Eagle Mines Ltd.	284,776	13,996,800
Air Canada(b)	139,680	1,892,945
Alamos Gold Inc., Class A	178,089	2,156,487
Algonquin Power & Utilities Corp.	432,403	2,563,317
Alimentation Couche-Tard Inc.	457,277	26,794,810
Allied Properties REIT	68,173	989,800
AltaGas Ltd.	204,962	4,260,990
Altus Group Ltd.	25,371	855,230
ARC Resources Ltd.	379,644	5,896,067
Aritzia Inc.(b)	55,774	1,356,962
Atco Ltd., Class I, NVS	32,568	910,824
Athabasca Oil Corp.(b)	333,191	1,075,569
ATS Corp.(b)	42,072	1,799,666
B2Gold Corp.	693,106	1,933,242
Badger Infrastructure Solutions Ltd.	40,994	1,424,553
Ballard Power Systems Inc.(a)(b)	161,357	528,075
Bank of Montreal	412,625	38,867,068
Bank of Nova Scotia (The)	675,059	31,567,525
Barrick Gold Corp.	968,740	15,131,496
Bausch Health Companies Inc.(b)	174,740	1,369,898
Baytex Energy Corp.	494,926	1,571,895
BCE Inc.	41,496	1,674,408
Birchcliff Energy Ltd.(a)	241,482	916,031
BlackBerry Ltd.(b)	279,012	782,383
Boardwalk REIT	24,888	1,292,114
Bombardier Inc., Class B(b)	67,843	2,507,433
Boralex Inc., Class A	61,058	1,472,804
Boyd Group Services Inc.	11,353	2,440,247
Brookfield Asset Management Ltd.	201,388	8,097,761
Brookfield Corp., Class A	813,724	32,295,967
Brookfield Infrastructure Corp., Class A	60,068	2,105,697

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Brookfield Reinsurance Ltd.	29,931	$1,199,733
Brookfield Renewable Corp., Class A	74,461	2,080,223
BRP Inc.	15,092	952,364
CAE Inc.(b)	198,590	3,976,379
Cameco Corp.	247,974	11,839,378
Canada Goose Holdings Inc.(a)(b)	33,408	400,563
Canadian Apartment Properties REIT	42,503	1,475,410
Canadian Imperial Bank of Commerce	530,186	23,960,803
Canadian National Railway Co.	322,040	39,949,296
Canadian Natural Resources Ltd.	621,845	39,795,860
Canadian Pacific Kansas City Ltd.	526,158	42,340,759
Canadian Tire Corp. Ltd., Class A, NVS	30,925	3,286,982
Canadian Utilities Ltd., Class A, NVS	72,661	1,655,943
Canadian Western Bank	86,775	1,911,122
Canfor Corp.(b)	36,740	444,886
Capital Power Corp.	39,005	1,072,278
Capstone Mining Corp.(b)	236,949	1,166,724
CCL Industries Inc., Class B, NVS	99,008	4,237,361
Celestica Inc.(b)	71,284	2,450,098
Cenovus Energy Inc.	824,213	13,352,195
Centerra Gold Inc.	125,630	662,514
CGI Inc.(b)	119,321	13,362,319
Choice Properties REIT	167,117	1,745,191
CI Financial Corp.	139,389	1,700,308
Cineplex Inc.(b)	35,070	215,201
Cogeco Communications Inc.	7,079	326,715
Colliers International Group Inc.	22,867	2,684,272
Constellation Software Inc./Canada	11,685	32,295,604
Converge Technology Solutions Corp.	223,214	753,759
Crescent Point Energy Corp.	264,165	1,723,178
Crombie REIT	41,592	420,421
Cronos Group Inc.(b)	274,969	556,299
Definity Financial Corp.	48,952	1,424,376
Denison Mines Corp.(b)	725,760	1,457,512
Descartes Systems Group Inc. (The)(b)	42,976	3,762,977
Dollarama Inc.	161,696	11,866,967
Dream Industrial REIT	139,675	1,394,205
Dundee Precious Metals Inc.	106,318	680,872
Dye & Durham Ltd.(a)	61,020	593,203
ECN Capital Corp.(a)	303,790	621,386
Eldorado Gold Corp.(b)	118,294	1,445,625
Element Fleet Management Corp.	220,585	3,721,126
Emera Inc.	151,082	5,338,916
Empire Co. Ltd., Class A, NVS	120,194	3,114,700
Enbridge Inc.	1,205,414	42,802,978
Enerplus Corp.	150,115	2,179,512
Enghouse Systems Ltd.	31,439	874,572
EQB Inc.	16,060	1,102,800
Equinox Gold Corp.(b)	222,909	984,848
ERO Copper Corp.(b)	67,192	1,052,022
Fairfax Financial Holdings Ltd.	12,996	13,547,179
Finning International Inc.	120,724	3,493,898
First Capital Real Estate Investment Trust	61,581	724,159
First Majestic Silver Corp.	181,343	840,319
First Quantum Minerals Ltd.	365,991	3,321,128
FirstService Corp.	28,660	4,796,812
Fortis Inc./Canada	278,555	11,175,765
Franco-Nevada Corp.	107,849	11,668,501
Freehold Royalties Ltd.	181,140	1,876,812
George Weston Ltd.	35,494	4,522,386
GFL Environmental Inc.	128,912	4,380,007
Gibson Energy Inc.	139,674	2,229,465

Security	Shares	Value

Canada (continued)
Gildan Activewear Inc.	131,880	$4,355,292
goeasy Ltd.	18,880	2,150,251
Granite REIT	25,280	1,361,918
Great-West Lifeco Inc.	165,030	5,508,979
H&R Real Estate Investment Trust	85,277	624,775
Hudbay Minerals Inc.	249,445	1,385,960
Hydro One Ltd.(c)	211,279	6,270,246
iA Financial Corp. Inc.	61,389	4,173,420
IAMGOLD Corp.(b)	276,229	657,468
IGM Financial Inc.	38,814	1,049,995
Imperial Oil Ltd.	134,812	7,776,169
Innergex Renewable Energy Inc.	104,878	716,114
Intact Financial Corp.	98,550	15,411,609
Interfor Corp.(b)	55,760	862,664
InterRent REIT	46,968	470,571
Ivanhoe Mines Ltd., Class A(a)(b)	380,242	3,990,639
Keyera Corp.	124,220	3,004,674
Killam Apartment REIT	51,093	711,794
Kinaxis Inc.(b)	12,245	1,491,131
Kinross Gold Corp.	761,457	4,196,806
Knight Therapeutics Inc.	83,613	330,235
Labrador Iron Ore Royalty Corp.	40,861	1,003,252
Laurentian Bank of Canada	23,668	467,040
Lightspeed Commerce Inc.(b)	105,736	1,951,214
Linamar Corp.	37,304	1,769,405
Lithium Americas Argentina Corp.(a)(b)	85,072	377,128
Lithium Americas Corp.(a)(b)	85,072	370,800
Loblaw Companies Ltd.	97,566	9,749,706
Lundin Mining Corp.	452,542	3,695,869
MAG Silver Corp.(b)	82,483	742,344
Magna International Inc.	154,343	8,771,876
Manulife Financial Corp.	1,068,991	23,630,788
Maple Leaf Foods Inc.	45,125	860,579
MEG Energy Corp.(b)	136,108	2,573,443
Methanex Corp.	46,944	2,081,744
Metro Inc./CN	146,512	7,692,575
MTY Food Group Inc.	21,315	913,036
National Bank of Canada	189,443	14,489,511
NexGen Energy Ltd.(b)	249,885	1,914,400
NFI Group Inc.(a)(b)	53,954	478,360
North West Co. Inc. (The)	37,056	1,071,894
Northland Power Inc.	153,598	2,826,445
NorthWest Healthcare Properties REIT	116,602	424,969
Novagold Resources Inc.(b)	143,656	366,499
Nutrien Ltd.	299,638	14,941,226
Nuvei Corp.(c)	46,013	1,118,111
NuVista Energy Ltd.(b)	238,621	1,849,404
OceanaGold Corp.	377,804	755,917
Onex Corp.	52,582	3,882,491
Open Text Corp.	173,542	7,567,978
Osisko Gold Royalties Ltd.	86,692	1,263,190
Pan American Silver Corp.	263,966	3,573,343
Paramount Resources Ltd., Class A	44,862	884,260
Parex Resources Inc.	72,831	1,205,860
Parkland Corp.	106,205	3,624,297
Pason Systems Inc.	77,944	854,546
Pembina Pipeline Corp.	316,352	10,896,843
Peyto Exploration & Development Corp.	123,517	1,191,577
Power Corp. of Canada	327,077	9,534,120
PrairieSky Royalty Ltd.	125,018	2,062,479
Premium Brands Holdings Corp., Class A	18,198	1,245,144
Primo Water Corp.	140,885	2,055,981

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Prinmaris REIT	99,377	$1,026,700
Quebecor Inc., Class B	104,858	2,549,599
RB Global Inc.	103,538	6,627,603
Restaurant Brands International Inc.	162,115	12,654,966
Richelieu Hardware Ltd.	38,545	1,244,839
RioCan REIT	69,606	946,925
Rogers Communications Inc., Class B, NVS	213,363	9,966,303
Royal Bank of Canada	798,608	77,939,199
Russel Metals Inc.	41,887	1,373,646
Sandstorm Gold Ltd.	196,761	892,738
Saputo Inc.	155,950	3,215,392
Seabridge Gold Inc.(b)	95,640	1,005,164
Shopify Inc., Class A(b)	681,577	54,563,675
Sienna Senior Living Inc.	132,030	1,182,373
SilverCrest Metals Inc.(b)	185,828	1,026,964
SmartCentres Real Estate Investment Trust	87,293	1,601,135
SNC-Lavalin Group Inc.	76,138	2,525,191
Spin Master Corp.(c)	20,009	514,643
SSR Mining Inc.	79,883	752,812
Stantec Inc.	58,963	4,737,828
Stella-Jones Inc.	48,901	2,893,068
Sun Life Financial Inc.	336,009	17,417,135
Suncor Energy Inc.	754,631	24,988,785
Superior Plus Corp.	81,483	558,796
Tamarack Valley Energy Ltd.	561,262	1,289,970
TC Energy Corp.	586,568	23,140,739
Teck Resources Ltd., Class B	258,365	10,340,750
TELUS Corp.	271,408	4,861,099
TELUS Corp., NVS	13,383	239,699
TFI International Inc.	44,732	5,878,759
Thomson Reuters Corp.	91,086	13,523,505
TMX Group Ltd.	186,888	4,621,984
Topaz Energy Corp.	53,404	772,192
Torex Gold Resources Inc.(b)	48,382	496,973
Toromont Industries Ltd.	45,823	4,013,624
Toronto-Dominion Bank (The)	1,031,914	62,684,679
Tourmaline Oil Corp.	189,306	8,185,026
TransAlta Corp.	135,048	978,369
Transcontinental Inc., Class A	33,067	332,773
Tricon Residential Inc.	213,459	2,349,803
Vermilion Energy Inc.	111,284	1,196,068
Wesdome Gold Mines Ltd.(b)	141,834	836,583
West Fraser Timber Co. Ltd.	27,678	2,200,941
Wheaton Precious Metals Corp.	252,349	11,826,777
Whitecap Resources Inc.	343,601	2,223,458
Winpak Ltd.	27,570	864,965
WSP Global Inc.	71,451	10,496,699

		1,241,397,298

Denmark — 3.0%
ALK-Abello A/S(b)	87,762	1,416,205
Ambu A/S, Class B(a)(b)	110,921	1,839,851
AP Moller - Maersk A/S, Class A	1,511	2,739,851
AP Moller - Maersk A/S, Class B, NVS	2,857	5,267,734
Bavarian Nordic A/S(a)(b)	53,163	1,221,326
Carlsberg A/S, Class B	54,679	7,035,407
Chemometec A/S(a)	17,419	942,139
Coloplast A/S, Class B(a)	84,250	9,711,641
D/S Norden A/S	21,080	1,134,245
Danske Bank A/S	387,548	10,406,228
Demant A/S(b)	55,991	2,536,330
Dfds A/S	21,667	734,083
DSV A/S	107,240	19,186,278

Security	Shares	Value

Denmark (continued)
FLSmidth & Co. A/S(a)	45,192	$1,855,377
Genmab A/S(b)	38,911	10,759,748
GN Store Nord A/S(b)	90,421	2,132,355
H Lundbeck A/S	209,499	1,061,102
H Lundbeck A/S, Class A	52,066	229,732
ISS A/S	109,491	2,071,786
Jyske Bank A/S, Registered	34,083	2,610,642
Netcompany Group A/S(a)(b)(c)	29,395	1,172,521
NKT A/S(a)(b)	45,870	3,198,236
Novo Nordisk A/S	1,871,615	213,933,801
Novozymes A/S, Class B	212,754	10,901,654
Orsted A/S(c)	115,839	6,529,236
Pandora A/S	58,989	8,619,291
Ringkjoebing Landbobank A/S	12,281	1,979,375
Rockwool A/S, Class B	4,862	1,325,512
Royal Unibrew A/S	28,462	1,864,418
Schouw & Co. A/S	7,471	597,382
Sydbank A/S	55,723	2,472,941
Topdanmark A/S	18,851	836,009
Tryg A/S	194,528	4,157,863
Vestas Wind Systems A/S(b)	601,334	16,954,617
Zealand Pharma A/S, Class A(b)	36,780	2,512,502

		361,947,418

Finland — 1.0%
Cargotec OYJ, Class B	22,745	1,293,056
Citycon OYJ	47,363	247,686
Elisa OYJ	79,568	3,625,234
Fortum OYJ	264,942	3,621,796
Huhtamaki OYJ	73,088	2,868,552
Kemira OYJ	63,552	1,189,521
Kesko OYJ, Class B	169,769	3,315,521
Kojamo OYJ	84,407	1,000,679
Kone OYJ, Class B	187,231	9,268,179
Konecranes OYJ	34,755	1,492,606
Mandatum OYJ(b)	265,342	1,198,037
Metsa Board OYJ, Class B(a)	139,206	1,121,194
Metso OYJ	408,199	4,079,801
Neste OYJ	237,716	8,195,144
Nokia OYJ	3,186,699	11,520,628
Nokian Renkaat OYJ	100,585	906,504
Nordea Bank Abp	1,863,912	22,967,853
Orion OYJ, Class B	73,499	3,383,724
Outokumpu OYJ	221,586	945,888
QT Group OYJ(a)(b)	15,788	1,113,615
Sampo OYJ, Class A	264,044	11,051,677
Stora Enso OYJ, Class R	329,318	4,190,495
TietoEVRY OYJ	45,252	1,050,095
UPM-Kymmene OYJ	331,752	12,066,557
Valmet OYJ	73,164	2,070,812
Wartsila OYJ Abp	248,695	3,668,637
YIT OYJ(a)	62,726	133,619

		117,587,110

France — 9.5%
ABC arbitrage	47,830	228,728
Accor SA	105,860	4,180,781
Aeroports de Paris SA	17,099	2,288,014
Air France-KLM, NVS(b)	68,788	876,783
Air Liquide SA	300,376	56,210,352
Airbus SE	335,690	53,470,665
Alstom SA	181,351	2,286,910
Alten SA	21,091	3,261,095

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Amundi SA(c)	32,720	$2,213,102
Aperam SA	28,002	862,913
ArcelorMittal SA	296,795	8,173,739
Arkema SA	37,846	4,118,893
Atos SE(a)(b)	70,182	299,601
AXA SA	1,042,656	34,997,072
BioMerieux	26,292	2,829,761
BNP Paribas SA	602,465	40,476,109
Bollore SE	544,118	3,593,916
Bouygues SA	130,400	4,776,890
Bureau Veritas SA	172,882	4,598,468
Capgemini SE	91,455	20,332,403
Carrefour SA	354,981	6,060,341
CGG SA(a)(b)	553,323	265,369
Cie. de Saint-Gobain	267,297	18,899,643
Cie. Generale des Etablissements Michelin SCA	381,048	12,651,808
Cie. Plastic Omnium SA	41,178	471,960
Clariane SE(a)	60,136	151,972
Coface SA	61,101	825,644
Covivio SA/France	32,234	1,560,896
Credit Agricole SA	593,304	8,498,991
Danone SA	364,620	24,292,302
Dassault Aviation SA	15,254	2,889,235
Dassault Systemes SE	371,250	19,244,956
Edenred SE	145,359	8,682,072
Eiffage SA	46,819	4,898,680
Elior Group SA(a)(b)(c)	119,008	343,883
Elis SA	131,510	2,891,492
Engie SA	1,004,737	16,048,133
Esker SA(a)	5,448	914,878
EssilorLuxottica SA	166,985	32,724,552
Eurazeo SE	23,810	2,028,141
Euroapi SA(a)(b)	59,250	395,978
Eurofins Scientific SE	74,701	4,498,253
Euronext NV(c)	51,000	4,485,815
Eutelsat Communications SACA(a)(b)	134,163	489,342
Fnac Darty SA	15,728	420,173
Forvia SE(b)	101,783	1,749,368
Gaztransport Et Technigaz SA	21,056	2,952,000
Gecina SA	26,484	2,920,830
Getlink SE	244,815	4,218,427
Hermes International SCA	17,924	37,813,529
ICADE	18,315	620,077
Imerys SA	19,360	643,840
Ipsen SA	24,773	2,856,305
IPSOS SA	25,806	1,693,667
JCDecaux SE(b)	75,240	1,562,759
Kering SA	41,480	17,038,880
Klepierre SA	129,634	3,356,311
La Francaise des Jeux SAEM(c)	57,701	2,338,829
Legrand SA	155,140	15,035,486
L’Oreal SA	137,472	65,787,778
LVMH Moet Hennessy Louis Vuitton SE	158,361	131,765,622
Neoen SA(c)	52,347	1,513,511
Nexans SA	14,747	1,342,247
Nexity SA	18,797	313,313
Orange SA	1,085,142	12,904,424
Pernod Ricard SA	117,592	19,283,389
Publicis Groupe SA	128,958	12,920,757
Remy Cointreau SA	13,813	1,399,589
Renault SA	115,539	4,351,162
Rexel SA	116,347	3,098,701

Security	Shares	Value

France (continued)
Rubis SCA	63,053	$1,594,391
Safran SA	193,581	36,143,286
Sanofi SA	652,827	65,377,710
Sartorius Stedim Biotech	15,589	4,200,257
Schneider Electric SE	307,473	60,403,069
SCOR SE	74,709	2,228,656
SEB SA	15,442	1,885,628
SES SA, Class A	231,230	1,418,718
Societe BIC SA	15,634	1,081,756
Societe Generale SA	399,799	10,276,841
Sodexo SA	51,931	5,858,281
SOITEC(b)	16,272	2,351,776
Sopra Steria Group SACA	7,366	1,727,725
SPIE SA	95,182	3,148,389
Teleperformance SE	33,730	5,267,750
Thales SA	59,764	8,740,727
TotalEnergies SE	1,314,298	85,265,851
Trigano SA	8,667	1,365,229
Ubisoft Entertainment SA(b)	58,532	1,291,104
Unibail-Rodamco-Westfield, New(b)	68,604	4,912,369
Valeo SE	133,635	1,744,277
Vallourec SACA(a)(b)	88,092	1,260,261
Valneva SE(b)	82,611	336,759
Veolia Environnement SA	374,920	12,216,334
Verallia SA(c)	47,182	1,663,842
Vinci SA	304,742	38,495,700
Virbac SACA	3,693	1,332,761
Vivendi SE	416,189	4,690,266
Wendel SE	18,794	1,703,912
Worldline SA/France(b)(c)	139,764	1,889,398

		1,144,064,528

Germany — 6.6%
adidas AG	94,992	17,933,348
AIXTRON SE	61,115	2,274,592
Allianz SE, Registered	228,373	61,015,774
Amadeus Fire AG	6,730	813,012
Aroundtown SA(a)(b)	607,187	1,354,473
Aurubis AG	24,058	1,730,571
BASF SE	510,058	24,382,808
Bayer AG, Registered	554,196	17,244,703
Bayerische Motoren Werke AG	176,908	18,407,825
Bechtle AG	32,795	1,700,514
Befesa SA(c)	30,202	1,061,328
Beiersdorf AG	54,768	8,014,730
Brenntag SE	86,771	7,671,423
CANCOM SE	24,078	764,322
Carl Zeiss Meditec AG, Bearer	24,780	2,612,102
Ceconomy AG(b)	146,808	356,618
Commerzbank AG	620,271	7,122,939
CompuGroup Medical SE & Co. KgaA	19,164	821,650
Continental AG	63,722	5,205,491
Covestro AG(b)(c)	105,966	5,595,585
CTS Eventim AG & Co. KGaA	41,521	2,810,023
Daimler Truck Holding AG	284,720	10,175,084
Delivery Hero SE(b)(c)	99,110	2,248,735
Dermapharm Holding SE	18,030	766,917
Deutsche Bank AG, Registered	1,138,214	14,703,136
Deutsche Boerse AG	105,637	21,036,515
Deutsche Lufthansa AG, Registered(b)	394,252	3,278,352
Deutsche Pfandbriefbank AG(a)(c)	131,195	789,543
Deutsche Post AG, Registered	563,805	27,002,961
Deutsche Telekom AG, Registered	1,838,678	45,135,517

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Duerr AG	30,638	$700,490
E.ON SE	1,243,315	16,821,152
Eckert & Ziegler Strahlen- und Medizintechnik AG	14,730	732,615
Encavis AG(b)	85,605	1,191,820
Evonik Industries AG	122,962	2,262,027
Evotec SE(b)	102,356	1,565,750
Fielmann Group AG	16,050	835,121
flatexDEGIRO AG(b)	67,743	740,774
Fraport AG Frankfurt Airport Services Worldwide(b)	26,420	1,550,642
Freenet AG	103,301	2,854,484
Fresenius Medical Care AG & Co. KGaA	116,923	4,519,027
Fresenius SE & Co. KGaA	234,068	6,570,952
GEA Group AG	105,452	4,223,251
Gerresheimer AG	15,868	1,617,726
Grand City Properties SA(b)	58,902	571,746
GRENKE AG	17,210	416,780
Hamborner REIT AG	159,874	1,130,051
Hannover Rueck SE	33,502	8,030,995
Heidelberg Materials AG	78,920	7,287,823
HelloFresh SE(b)	84,543	1,118,060
Henkel AG & Co. KGaA	72,271	4,942,661
Hensoldt AG	27,145	814,917
Hugo Boss AG	43,591	2,722,459
Hypoport SE(a)(b)	2,981	633,201
Infineon Technologies AG	740,909	27,011,263
Jenoptik AG	35,502	1,108,700
K+S AG, Registered	117,898	1,653,665
KION Group AG	46,080	2,102,396
Knorr-Bremse AG	40,736	2,516,104
Kontron AG	22,239	515,733
Krones AG	10,902	1,351,029
LANXESS AG	49,758	1,328,355
LEG Immobilien SE(b)	40,435	3,355,282
Mercedes-Benz Group AG	449,224	30,328,360
Merck KGaA	72,874	11,956,837
METRO AG(b)	103,657	698,644
MorphoSys AG(b)	47,835	2,003,414
MTU Aero Engines AG	31,025	7,133,583
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	77,865	33,148,604
Nagarro SE(a)(b)	10,344	1,011,000
Nemetschek SE	39,732	3,666,216
Nordex SE(a)(b)	89,026	908,357
Norma Group SE	16,634	270,504
Patrizia SE	16,106	137,416
Pfeiffer Vacuum Technology AG	3,518	590,296
ProSiebenSat.1 Media SE(a)	138,073	971,304
Puma SE	61,998	2,495,035
Rational AG	2,385	1,832,122
Redcare Pharmacy NV(b)(c)	10,382	1,445,126
Rheinmetall AG	24,789	8,680,383
RWE AG	374,010	13,810,551
SAP SE	598,882	103,754,255
Scout24 SE(c)	50,121	3,690,424
Siemens AG, Registered	434,514	77,788,367
Siemens Healthineers AG(c)	163,430	9,095,080
Siltronic AG	14,608	1,372,980
Sixt SE	12,816	1,248,996
Stabilus SE	15,573	1,091,253
Stroeer SE & Co. KGaA	33,522	1,968,146
Suedzucker AG	70,223	991,124
Symrise AG, Class A	74,427	7,678,910

Security	Shares	Value

Germany (continued)
TAG Immobilien AG(b)	105,026	$1,470,031
Talanx AG(b)	35,813	2,512,675
TeamViewer SE(b)(c)	107,038	1,534,565
thyssenkrupp AG	285,935	1,764,701
United Internet AG, Registered	64,818	1,703,587
Varta AG(a)(b)	18,538	348,283
VERBIO Vereinigte BioEnergie AG	18,878	412,950
Vitesco Technologies Group AG(b)	4,599	401,924
Volkswagen AG	18,653	2,633,451
Vonovia SE	411,660	12,824,178
Wacker Chemie AG	10,316	1,118,468
Zalando SE(b)(c)	129,599	2,587,655

		787,907,397

Hong Kong — 1.7%
AIA Group Ltd.	6,629,200	51,988,944
ASMPT Ltd.	160,900	1,552,745
Bank of East Asia Ltd. (The)	1,113,200	1,265,886
BOC Hong Kong Holdings Ltd.	2,348,000	5,627,670
Budweiser Brewing Co. APAC Ltd.(a)(c)	1,037,000	1,634,459
Cafe de Coral Holdings Ltd.	136,000	136,791
Champion REIT(a)	1,104,000	262,882
CITIC Telecom International Holdings Ltd.	2,837,000	1,011,598
CK Asset Holdings Ltd.	1,154,500	5,209,496
CK Hutchison Holdings Ltd.	1,456,500	7,522,560
CK Infrastructure Holdings Ltd.	464,500	2,758,592
CLP Holdings Ltd.	873,500	6,947,328
Comba Telecom Systems Holdings Ltd.	2,564,000	213,978
Dah Sing Financial Holdings Ltd.	122,000	245,701
ESR Group Ltd.(c)	1,319,600	1,686,809
Futu Holdings Ltd., ADR(a)(b)	39,312	1,836,657
Galaxy Entertainment Group Ltd.	1,209,000	6,274,564
Hang Lung Group Ltd.	300,000	361,147
Hang Lung Properties Ltd.	1,154,000	1,339,747
Hang Seng Bank Ltd.	432,800	4,505,521
Health and Happiness H&H International Holdings Ltd.	133,000	173,745
Henderson Land Development Co. Ltd.	977,572	2,547,182
HKBN Ltd.(a)	534,000	221,910
HKT Trust & HKT Ltd., Class SS	2,285,000	2,744,879
Hong Kong & China Gas Co. Ltd.	6,461,482	4,598,165
Hong Kong Exchanges & Clearing Ltd.	627,300	19,018,982
Hongkong Land Holdings Ltd.	679,800	2,121,999
Hysan Development Co. Ltd.	322,000	555,770
Jardine Matheson Holdings Ltd.	97,000	3,894,949
Johnson Electric Holdings Ltd.	145,000	190,151
Kerry Logistics Network Ltd.(a)	190,898	212,098
Kerry Properties Ltd.	538,000	854,335
Link REIT	1,537,400	7,711,109
Luk Fook Holdings International Ltd.	182,000	450,892
Man Wah Holdings Ltd.	1,271,200	792,408
Melco International Development Ltd.(b)	371,000	240,623
Melco Resorts & Entertainment Ltd., ADR(b)	171,742	1,341,305
MTR Corp. Ltd.	749,500	2,438,356
New World Development Co. Ltd.(a)	1,013,000	1,241,586
NWS Holdings Ltd.	1,413,000	1,227,785
Pacific Basin Shipping Ltd.	2,662,000	740,992
PCCW Ltd.	4,788,000	2,476,602
Power Assets Holdings Ltd.	755,500	4,423,592
Sands China Ltd.(b)	1,358,800	3,566,536
Sino Land Co. Ltd.	2,102,000	2,195,673
SITC International Holdings Co. Ltd.(a)	694,000	1,053,036
SJM Holdings Ltd.(a)(b)	1,333,000	374,611

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd.	828,000	$7,728,043
Swire Pacific Ltd., Class A	229,000	1,771,780
Swire Properties Ltd.	757,000	1,414,661
Techtronic Industries Co. Ltd.	776,000	8,241,977
Value Partners Group Ltd.(a)	1,383,000	318,456
Vitasoy International Holdings Ltd.(a)	504,000	386,860
Vobile Group Ltd.(b)	1,288,000	238,892
VTech Holdings Ltd.	101,800	589,624
WH Group Ltd.(c)	5,692,500	3,358,544
Wharf Holdings Ltd. (The)	173,045	505,583
Wharf Real Estate Investment Co. Ltd.	1,026,000	3,006,009
Xinyi Glass Holdings Ltd.	1,147,000	950,891
Yue Yuen Industrial Holdings Ltd.	614,500	579,490

		198,883,156

Ireland — 0.7%
AIB Group PLC	822,355	3,612,132
Bank of Ireland Group PLC	599,339	5,511,509
Cairn Homes PLC	1,040,139	1,595,912
CRH PLC	421,519	29,903,239
Flutter Entertainment PLC(b)	99,788	20,482,096
Glanbia PLC	148,485	2,654,137
Glenveagh Properties PLC(b)(c)	1,336,429	1,770,686
Greencore Group PLC(b)	377,793	490,268
Kerry Group PLC, Class A	89,746	7,999,420
Kingspan Group PLC	87,081	7,072,422
Smurfit Kappa Group PLC	139,228	5,188,302

		86,280,123

Israel — 0.9%
Airport City Ltd.(b)	52,557	876,965
Alony Hetz Properties & Investments Ltd.	145,627	1,102,194
Amot Investments Ltd.	177,005	919,625
Azrieli Group Ltd.	36,539	2,462,094
Bank Hapoalim BM	715,555	6,087,878
Bank Leumi Le-Israel BM	872,197	6,624,481
Bezeq The Israeli Telecommunication Corp. Ltd.	948,661	1,254,854
Big Shopping Centers Ltd.(b)	19,985	2,032,139
Camtek Ltd./Israel(b)	18,109	1,403,444
Check Point Software Technologies Ltd.(a)(b)	57,758	9,179,479
CyberArk Software Ltd.(a)(b)	25,884	6,043,396
Delek Group Ltd.	8,198	1,015,172
Elbit Systems Ltd.	18,086	3,730,840
Electra Ltd./Israel	1,918	731,018
Energix-Renewable Energies Ltd.(a)	416,457	1,519,306
Enlight Renewable Energy Ltd.(b)	113,907	2,057,550
First International Bank Of Israel Ltd. (The)	66,676	2,673,916
Fiverr International Ltd.(a)(b)	30,207	813,172
G City Ltd.	39,119	125,149
Gav-Yam Lands Corp. Ltd.	2	16
Global-e Online Ltd.(a)(b)	51,229	1,934,919
Harel Insurance Investments & Financial Services Ltd.	92,609	768,187
ICL Group Ltd.	456,017	2,074,098
Inmode Ltd.(a)(b)	57,122	1,353,220
Isracard Ltd.	408,727	1,466,985
Israel Discount Bank Ltd., Class A	794,055	3,851,873
Kornit Digital Ltd.(b)	34,222	585,538
Melisron Ltd.	23,287	1,707,718
Mivne Real Estate KD Ltd.	793,036	2,145,850
Mizrahi Tefahot Bank Ltd.	87,170	3,244,233
Monday.com Ltd.(b)	11,489	2,413,150
Nano Dimension Ltd., ADR(a)(b)	306,085	734,604

Security	Shares	Value

Israel (continued)
Nice Ltd.(b)	36,177	$7,506,072
Nova Ltd.(b)	17,353	2,471,180
Paz Oil Co. Ltd.	8,161	670,834
Perion Network Ltd.(b)	26,715	792,580
Phoenix Holdings Ltd. (The)	89,216	907,377
Radware Ltd.(a)(b)	31,475	575,363
Reit 1 Ltd.	193,984	865,964
Shapir Engineering and Industry Ltd.(a)	261,477	1,474,016
Shikun & Binui Ltd.(b)	242,824	633,632
Shufersal Ltd.(b)	191,642	1,028,247
Strauss Group Ltd.(b)	43,554	845,879
Teva Pharmaceutical Industries Ltd., ADR(b)	640,498	7,750,026
Tower Semiconductor Ltd.(b)	53,439	1,523,838
Wix.com Ltd.(b)	35,557	4,511,472
ZIM Integrated Shipping Services Ltd.(a)	56,575	848,625

		105,338,168

Italy — 2.3%
A2A SpA	913,570	1,811,302
ACEA SpA	30,246	477,300
Amplifon SpA	85,149	2,779,137
Anima Holding SpA(c)	118,248	533,706
Ascopiave SpA	48,700	118,155
Assicurazioni Generali SpA	588,157	13,119,970
Azimut Holding SpA	50,275	1,401,602
Banca Generali SpA	30,187	1,150,816
Banca Mediolanum SpA	194,314	1,988,556
Banca Popolare di Sondrio SpA	428,296	3,254,196
Banco BPM SpA	894,922	4,828,366
BFF Bank SpA(c)	213,046	2,302,312
BPER Banca	552,349	1,992,247
Brembo SpA	184,912	2,277,526
Brunello Cucinelli SpA	19,225	1,905,906
Buzzi SpA	49,875	1,695,251
De’ Longhi SpA	45,368	1,469,430
DiaSorin SpA	13,460	1,237,768
Enav SpA(c)	168,128	622,228
Enel SpA	4,606,013	31,428,557
Eni SpA	1,327,782	21,166,624
ERG SpA	37,936	1,112,378
Ferrari NV	72,290	25,210,209
FinecoBank Banca Fineco SpA	331,772	4,783,608
Hera SpA	697,396	2,456,666
Infrastrutture Wireless Italiane SpA(c)	158,324	1,914,458
Interpump Group SpA	36,161	1,787,490
Intesa Sanpaolo SpA	8,961,623	27,613,391
Iren SpA	406,793	853,765
Italgas SpA	246,375	1,404,682
Leonardo SpA	228,919	3,995,566
Mediobanca Banca di Credito Finanziario SpA	367,055	4,861,277
Moncler SpA	122,228	7,519,066
Nexi SpA(b)(c)	330,428	2,534,535
Pirelli & C SpA(c)	178,859	969,313
Poste Italiane SpA(c)	296,945	3,219,967
Prysmian SpA	163,182	7,181,612
Recordati Industria Chimica e Farmaceutica SpA	71,904	3,968,688
Reply SpA	12,404	1,700,717
Saipem SpA(b)	777,224	1,114,865
Salvatore Ferragamo SpA(a)	31,003	395,433
Snam SpA	1,148,193	5,607,710
Stellantis NV	1,246,714	27,460,925
Tamburi Investment Partners SpA	75,895	741,083
Technogym SpA(c)	103,634	1,026,262

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Telecom Italia SpA/Milano(a)(b)	5,536,123	$1,668,628
Tenaris SA, NVS	307,072	4,849,983
Terna - Rete Elettrica Nazionale	830,324	7,001,333
UniCredit SpA	934,925	27,385,876
Unipol Gruppo SpA	462,961	2,874,806

		280,775,247

Japan — 22.0%
77 Bank Ltd. (The)	106,100	2,552,056
ABC-Mart Inc.	63,600	1,102,220
Activia Properties Inc.	307	836,073
ADEKA Corp.	40,500	792,451
Advance Logistics Investment Corp.(a)	949	824,664
Advance Residence Investment Corp.	782	1,722,085
Advantest Corp.	442,900	17,626,454
Aeon Co. Ltd.	388,900	9,293,612
Aeon Delight Co. Ltd.	17,500	448,262
AEON Financial Service Co. Ltd.	120,700	1,099,292
Aeon Mall Co. Ltd.	47,800	591,670
AEON REIT Investment Corp.	767	722,730
AGC Inc.	109,100	4,103,059
Ai Holdings Corp.	23,900	401,210
Aica Kogyo Co. Ltd.	20,000	463,420
Aiful Corp.	509,800	1,278,146
Ain Holdings Inc.	15,500	505,819
Air Water Inc.	110,500	1,459,619
Aisin Corp.	93,000	3,472,163
Ajinomoto Co. Inc.	256,000	10,512,619
Alfresa Holdings Corp.	113,800	1,866,199
Alps Alpine Co. Ltd.	128,400	952,924
Amada Co. Ltd.	132,200	1,426,654
Amano Corp.	38,300	882,609
ANA Holdings Inc.(b)	91,000	2,010,933
Anritsu Corp.	69,500	550,345
Aozora Bank Ltd.(a)	49,800	1,094,747
Arcs Co. Ltd.	16,400	326,315
Ariake Japan Co. Ltd.	13,000	416,854
Artience Co. Ltd.	17,600	329,325
As One Corp.	22,100	834,312
Asahi Group Holdings Ltd.	279,800	10,399,590
Asahi Holdings Inc.	107,400	1,495,503
Asahi Intecc Co. Ltd.	120,700	2,293,407
Asahi Kasei Corp.	704,700	5,344,121
Asics Corp.	94,000	2,856,295
Astellas Pharma Inc.	1,126,200	13,111,753
Atom Corp.(a)(b)	136,700	868,577
Autobacs Seven Co. Ltd.	63,300	688,141
Awa Bank Ltd. (The)	13,900	233,144
Azbil Corp.	50,300	1,625,429
Bandai Namco Holdings Inc.	348,700	7,550,240
BayCurrent Consulting Inc.	82,200	1,911,068
Benefit One Inc.(a)	56,600	807,671
Benesse Holdings Inc.	86,900	1,536,777
Bic Camera Inc.	83,500	778,345
BIPROGY Inc.	36,500	1,068,663
BML Inc.	19,300	373,004
Bridgestone Corp.	311,600	13,502,464
Brother Industries Ltd.	125,000	2,094,071
Calbee Inc.	55,200	1,160,315
Canon Inc.	570,000	15,701,861
Canon Marketing Japan Inc.	27,900	848,861
Capcom Co. Ltd.	94,000	3,585,044
Casio Computer Co. Ltd.	90,300	778,594

Security	Shares	Value

Japan (continued)
Central Glass Co. Ltd.	24,900	$465,882
Central Japan Railway Co.	451,000	11,271,679
Change Holdings Inc.	40,300	370,607
Chiba Bank Ltd. (The)	269,500	1,997,066
Chiyoda Corp.(a)(b)	208,900	479,105
Chubu Electric Power Co. Inc.	382,000	4,955,566
Chudenko Corp.	12,200	230,036
Chugai Pharmaceutical Co. Ltd.	405,200	14,575,133
Chugin Financial Group Inc., NVS	129,500	916,996
Chugoku Electric Power Co. Inc. (The)	154,900	1,101,385
Citizen Watch Co. Ltd.	128,900	817,523
CKD Corp.	25,800	454,933
Coca-Cola Bottlers Japan Holdings Inc.	106,600	1,446,777
COLOPL Inc.	50,700	216,562
Colowide Co. Ltd.	35,100	561,158
Comforia Residential REIT Inc.	343	718,869
COMSYS Holdings Corp.	47,200	1,033,448
Comture Corp.	30,100	372,208
Concordia Financial Group Ltd.	781,600	3,724,671
Cosmo Energy Holdings Co. Ltd.	46,300	1,922,983
Cosmos Pharmaceutical Corp.	9,900	1,063,400
CRE Logistics REIT Inc.	1,199	1,254,357
Create Restaurants Holdings Inc.(a)	112,600	845,087
Create SD Holdings Co. Ltd.	10,900	237,198
Credit Saison Co. Ltd.	59,000	1,095,127
CyberAgent Inc.	244,700	1,579,252
CYBERDYNE Inc.(a)(b)	129,300	179,765
Dai Nippon Printing Co. Ltd.	120,600	3,490,157
Daicel Corp.	133,200	1,304,983
Daido Steel Co. Ltd.	59,000	614,802
Daifuku Co. Ltd.	145,900	2,877,147
Daihen Corp.	15,500	734,462
Dai-ichi Life Holdings Inc.	546,900	11,995,028
Daiichi Sankyo Co. Ltd.	1,048,900	31,403,053
Daiichikosho Co. Ltd.	46,600	638,413
Daikin Industries Ltd.	148,100	23,730,388
Daio Paper Corp.	94,500	711,796
Daiseki Co. Ltd.	29,460	842,346
Daishi Hokuetsu Financial Group Inc.	21,700	601,407
Daito Trust Construction Co. Ltd.	35,300	4,015,393
Daiwa House Industry Co. Ltd.	369,700	11,431,842
Daiwa House REIT Investment Corp.	1,086	1,918,854
Daiwa Office Investment Corp.	146	622,400
Daiwa Securities Group Inc.	788,500	5,651,071
Daiwa Securities Living Investments Corp.	1,127	810,830
Daiwabo Holdings Co. Ltd.	101,300	2,202,737
DCM Holdings Co. Ltd.	108,500	1,010,725
DeNA Co. Ltd.	40,300	406,889
Denka Co. Ltd.	38,400	669,628
Denso Corp.	1,042,600	16,377,212
Dentsu Group Inc.	120,300	3,192,914
Dentsu Soken Inc.	24,200	903,526
Descente Ltd.	21,300	491,967
Dexerials Corp.	32,300	930,837
DIC Corp.	104,600	1,974,145
Digital Arts Inc.	15,000	514,158
Digital Garage Inc.	29,900	720,869
Dip Corp.	21,900	374,013
Disco Corp.	50,200	13,545,917
DMG Mori Co. Ltd.	51,600	1,033,216
Dowa Holdings Co. Ltd.	24,800	864,908
DTS Corp.	30,400	747,701

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Duskin Co. Ltd.	14,100	$327,380
Earth Corp.	10,000	306,126
East Japan Railway Co.	167,600	9,585,483
Ebara Corp.	52,600	3,294,185
EDION Corp.	68,300	752,074
eGuarantee Inc.	21,900	285,437
Eiken Chemical Co. Ltd.	14,400	179,482
Eisai Co. Ltd.	145,200	6,837,269
Elecom Co. Ltd.	29,300	340,760
Electric Power Development Co. Ltd.	97,100	1,631,039
en Japan Inc.	18,500	341,907
ENEOS Holdings Inc.	1,789,900	7,228,606
eRex Co. Ltd.(a)	44,600	248,050
Euglena Co. Ltd.(a)(b)	163,400	765,728
EXEO Group Inc.	50,800	1,134,572
Ezaki Glico Co. Ltd.	22,300	652,464
Fancl Corp.	40,900	645,877
FANUC Corp.	542,000	14,993,001
Fast Retailing Co. Ltd.	98,400	26,270,514
FCC Co. Ltd.	15,200	198,024
Ferrotec Holdings Corp.	33,100	638,379
Food & Life Companies Ltd.	65,100	1,302,678
FP Corp.	25,100	486,280
Freee KK(a)(b)	30,000	564,726
Frontier Real Estate Investment Corp.	246	727,146
Fuji Corp./Aichi	37,500	635,380
Fuji Electric Co. Ltd.	87,200	4,366,976
Fuji Kyuko Co. Ltd.	14,900	440,424
Fuji Oil Holdings Inc.	21,300	341,203
Fuji Seal International Inc.	19,200	226,422
Fuji Soft Inc.	31,800	1,393,870
FUJIFILM Holdings Corp.	209,000	13,247,444
Fujikura Ltd.	137,200	1,127,854
Fujimi Inc.	40,500	811,612
Fujitec Co. Ltd.	39,600	1,010,412
Fujitsu General Ltd.	45,300	663,742
Fujitsu Ltd.	100,800	13,952,156
Fujiya Co. Ltd.(a)	20,500	344,339
Fukuoka Financial Group Inc.	102,700	2,524,086
Fukuoka REIT Corp.	390	461,308
Fukuyama Transporting Co. Ltd.	12,300	340,183
Funai Soken Holdings Inc.	21,000	365,643
Furukawa Electric Co. Ltd.	25,700	467,494
Fuso Chemical Co. Ltd.	11,500	323,840
Future Corp.	42,800	507,978
Fuyo General Lease Co. Ltd.	7,500	670,697
Giken Ltd.	7,600	111,472
Global One Real Estate Investment Corp.	295	219,776
Glory Ltd.	23,700	489,676
GLP J-REIT	2,358	2,105,301
GMO internet group Inc.	53,600	965,999
GMO Payment Gateway Inc.	23,900	1,442,085
GNI Group Ltd.(b)	51,500	923,054
Goldwin Inc.	17,400	1,170,485
Gree Inc.	84,000	334,166
GS Yuasa Corp.	32,500	468,740
GungHo Online Entertainment Inc.(b)	35,200	591,796
Gunma Bank Ltd. (The)	206,000	1,015,828
H.U. Group Holdings Inc.	32,700	607,889
H2O Retailing Corp.	71,400	764,430
Hachijuni Bank Ltd. (The)	255,800	1,394,086
Hakuhodo DY Holdings Inc.	136,300	1,046,951

Security	Shares	Value

Japan (continued)
Hamakyorex Co. Ltd.	7,200	$200,478
Hamamatsu Photonics KK	91,600	3,618,649
Hankyu Hanshin Holdings Inc.	134,600	4,118,157
Hankyu Hanshin REIT Inc.	325	321,809
Hanwa Co. Ltd.	20,200	738,845
Harmonic Drive Systems Inc.	30,100	729,433
Haseko Corp.	129,200	1,680,102
Hazama Ando Corp.	77,600	626,674
Heiwa Corp.	49,400	733,978
Heiwa Real Estate Co. Ltd.	18,400	486,466
Heiwa Real Estate REIT Inc.	567	526,935
Heiwado Co. Ltd.	20,600	307,645
Hikari Tsushin Inc.	9,400	1,637,948
Hino Motors Ltd.(b)	139,900	476,303
Hioki E.E. Corp.	9,600	426,009
Hirogin Holdings Inc.	254,000	1,704,416
Hirose Electric Co. Ltd.	16,205	1,885,497
HIS Co. Ltd.(a)(b)	28,800	349,874
Hisamitsu Pharmaceutical Co. Inc.	30,700	875,020
Hitachi Construction Machinery Co. Ltd.	38,300	1,086,663
Hitachi Ltd.	530,600	41,678,815
Hitachi Zosen Corp.	125,000	771,288
Hogy Medical Co. Ltd.	9,400	226,614
Hokkaido Electric Power Co. Inc.	89,600	399,756
Hokuetsu Corp.(a)	106,600	1,007,840
Hokuhoku Financial Group Inc.	58,100	615,514
Hokuriku Electric Power Co.(b)	74,500	364,286
Honda Motor Co. Ltd.	2,624,800	29,340,172
Horiba Ltd.	17,900	1,436,190
Hoshino Resorts REIT Inc.	186	649,141
Hoshizaki Corp.	49,400	1,797,239
Hosiden Corp.	95,100	1,167,409
House Foods Group Inc.	29,100	640,533
Hoya Corp.	206,000	26,167,988
Hulic Co. Ltd.	213,100	2,353,123
Hulic REIT Inc.	529	557,072
Ibiden Co. Ltd.	60,200	3,029,260
Ichibanya Co. Ltd.	9,700	427,537
Ichigo Inc.	167,300	445,985
Ichigo Office REIT Investment Corp.	813	456,850
Idec Corp./Japan	33,200	664,382
Idemitsu Kosan Co. Ltd.	550,000	3,054,139
IHI Corp.	94,900	1,815,095
Iida Group Holdings Co. Ltd.	65,500	988,849
Inaba Denki Sangyo Co. Ltd.	22,100	528,053
Inabata & Co. Ltd.	18,100	393,846
Industrial & Infrastructure Fund Investment Corp.	1,500	1,357,414
Infocom Corp.	22,000	365,276
Infomart Corp.(a)	154,300	414,123
INFRONEER Holdings Inc.	147,352	1,540,340
Inpex Corp.	614,100	8,347,127
Internet Initiative Japan Inc.	85,800	1,663,783
Invincible Investment Corp.	5,459	2,244,199
Iriso Electronics Co. Ltd.	12,700	296,993
Isetan Mitsukoshi Holdings Ltd.	233,000	2,724,307
Isuzu Motors Ltd.	380,300	5,189,171
Ito En Ltd.	26,700	775,089
ITOCHU Corp.	668,800	30,352,887
Itoham Yonekyu Holdings Inc.	47,680	1,335,970
Iwatani Corp.	25,000	1,117,162
Iyogin Holdings Inc., NVS	157,100	1,068,583
Izumi Co. Ltd.	15,200	357,820

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
J Front Retailing Co. Ltd.	223,200	$2,067,130
JAFCO Group Co. Ltd.	39,300	466,125
Japan Airlines Co. Ltd.	47,800	918,514
Japan Airport Terminal Co. Ltd.	26,000	1,032,536
Japan Aviation Electronics Industry Ltd.	92,800	1,595,472
Japan Display Inc.(a)(b)	1,150,200	155,322
Japan Elevator Service Holdings Co. Ltd.	102,300	1,545,905
Japan Excellent Inc.	483	399,340
Japan Exchange Group Inc.	261,300	5,783,014
Japan Hotel REIT Investment Corp.	4,022	2,066,899
Japan Lifeline Co. Ltd.	39,200	349,788
Japan Logistics Fund Inc.	339	626,818
Japan Material Co. Ltd.	100,200	1,693,159
Japan Metropolitan Fund Invest	4,479	3,040,538
Japan Petroleum Exploration Co. Ltd.	26,500	1,077,964
Japan Post Bank Co. Ltd.	773,600	8,045,321
Japan Post Holdings Co. Ltd.	1,284,500	12,296,109
Japan Post Insurance Co. Ltd.	104,600	1,958,309
Japan Prime Realty Investment Corp.	443	1,060,682
Japan Real Estate Investment Corp.	734	2,813,819
Japan Securities Finance Co. Ltd.	89,600	949,566
Japan Steel Works Ltd. (The)	32,700	538,176
Japan Tobacco Inc.	688,600	18,149,695
JCR Pharmaceuticals Co. Ltd.	53,200	391,989
JCU Corp.	9,800	247,318
Jeol Ltd.	29,000	1,325,702
JFE Holdings Inc.	331,000	5,226,099
JGC Holdings Corp.	121,900	1,427,871
JINS Holdings Inc.	15,700	442,654
JMDC Inc.	27,700	733,010
Joyful Honda Co. Ltd.	99,400	1,318,341
JSR Corp.	110,600	3,016,577
JTEKT Corp.	129,100	1,181,244
JTOWER Inc.(a)(b)	8,600	264,940
Justsystems Corp.(a)	24,400	509,811
Kadokawa Corp.	89,500	1,893,588
Kagome Co. Ltd.	48,900	1,203,923
Kajima Corp.	214,000	3,819,227
Kakaku.com Inc.	94,900	1,079,516
Kaken Pharmaceutical Co. Ltd.	15,600	368,421
Kamigumi Co. Ltd.	94,000	2,162,543
Kanamoto Co. Ltd.	17,700	338,087
Kandenko Co. Ltd.	132,600	1,363,663
Kaneka Corp.	16,100	391,511
Kanematsu Corp.	81,100	1,257,400
Kansai Electric Power Co. Inc. (The)	407,600	5,560,535
Kansai Paint Co. Ltd.	110,300	1,844,195
Kao Corp.	258,700	10,236,128
Katitas Co. Ltd.	25,100	312,058
Kato Sangyo Co. Ltd.	8,900	290,207
Kawasaki Heavy Industries Ltd.	97,200	2,200,596
Kawasaki Kisen Kaisha Ltd.	99,700	4,857,761
KDDI Corp.	842,800	27,926,208
KDX Realty Investment Corp.	2,143	2,324,601
Keihan Holdings Co. Ltd.	37,800	921,908
Keikyu Corp.	122,900	1,073,460
Keio Corp.	62,800	1,837,548
Keisei Electric Railway Co. Ltd.	101,000	4,570,236
Kewpie Corp.	54,400	968,124
Keyence Corp.	110,000	49,213,766
KH Neochem Co. Ltd.	19,500	303,881
Kikkoman Corp.	96,100	5,912,862

Security	Shares	Value

Japan (continued)
Kinden Corp.	122,400	$2,039,740
Kintetsu Group Holdings Co. Ltd.	99,900	3,082,660
Kirin Holdings Co. Ltd.	449,000	6,453,906
Kissei Pharmaceutical Co. Ltd.	24,300	518,877
Ki-Star Real Estate Co. Ltd.	5,700	134,618
Kitz Corp.	137,100	1,120,918
Kiyo Bank Ltd. (The)	109,400	1,233,031
Kobayashi Pharmaceutical Co. Ltd.	32,100	1,448,690
Kobe Bussan Co. Ltd.	62,100	1,586,823
Kobe Steel Ltd.	172,300	2,379,098
Koei Tecmo Holdings Co. Ltd.	115,180	1,434,700
Kohnan Shoji Co. Ltd.	17,800	472,850
Koito Manufacturing Co. Ltd.	86,800	1,328,846
Kokuyo Co. Ltd.	45,700	735,975
Komatsu Ltd.	536,000	15,249,174
KOMEDA Holdings Co. Ltd.	56,300	1,079,117
Komeri Co. Ltd.	17,900	401,078
Konami Group Corp.	53,500	3,290,153
Konica Minolta Inc.(b)	244,300	670,410
Kose Corp.	27,700	1,812,207
Kotobuki Spirits Co. Ltd.	71,000	955,279
K’s Holdings Corp.	70,600	641,625
Kubota Corp.	600,100	9,083,992
Kumagai Gumi Co. Ltd.	16,300	424,224
Kura Sushi Inc.	14,600	391,227
Kuraray Co. Ltd.	136,800	1,435,273
Kureha Corp.	31,500	602,980
Kurita Water Industries Ltd.	48,100	1,756,660
Kusuri no Aoki Holdings Co. Ltd.	39,000	842,000
Kyocera Corp.	738,000	10,804,372
Kyorin Pharmaceutical Co. Ltd.	23,100	279,087
Kyoritsu Maintenance Co. Ltd.	28,500	1,171,100
Kyoto Financial Group Inc.	102,700	1,706,819
Kyowa Kirin Co. Ltd.	131,600	2,072,959
Kyudenko Corp.	19,100	726,526
Kyushu Electric Power Co. Inc.(b)	226,200	1,694,038
Kyushu Financial Group Inc.	254,800	1,621,445
Kyushu Railway Co.	38,000	835,240
LaSalle Logiport REIT	859	869,866
Lasertec Corp.	42,000	10,938,018
Lawson Inc.	21,100	1,207,724
Leopalace21 Corp.(b)	232,700	650,916
Lintec Corp.	13,300	251,886
Lion Corp.	154,300	1,375,448
LITALICO Inc.	18,300	266,638
Lixil Corp.	142,700	1,906,896
LY Corp.	1,629,100	5,068,183
M&A Capital Partners Co. Ltd.	10,900	167,872
M3 Inc.	250,600	3,954,467
Mabuchi Motor Co. Ltd.	68,900	1,194,196
Macnica Holdings Inc.	39,400	2,084,885
Makino Milling Machine Co. Ltd.	15,700	635,925
Makita Corp.	118,300	3,184,043
Mandom Corp.	17,400	151,473
Mani Inc.	48,700	676,551
Marubeni Corp.	883,700	15,072,973
Maruha Nichiro Corp.	26,500	524,332
Marui Group Co. Ltd.	113,300	1,873,434
Maruichi Steel Tube Ltd.	39,500	1,006,442
Maruwa Co. Ltd./Aichi	8,600	1,720,738
Maruzen Showa Unyu Co. Ltd.	9,000	248,479
Matsui Securities Co. Ltd.	57,000	320,227

56	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MatsukiyoCocokara & Co.	197,970	$3,598,455
Mazda Motor Corp.	371,900	4,508,709
McDonald’s Holdings Co. Japan Ltd.(a)	49,300	2,195,057
Mebuki Financial Group Inc.	540,400	1,617,523
Medipal Holdings Corp.	103,300	1,648,769
Megachips Corp.	16,200	523,074
Megmilk Snow Brand Co. Ltd.	25,100	393,651
Meidensha Corp.	20,500	367,469
MEIJI Holdings Co. Ltd.	105,100	2,541,802
Meiko Electronics Co. Ltd.	14,900	405,842
MEITEC Group Holdings Inc.	40,400	799,247
Menicon Co. Ltd.	37,800	548,933
Mercari Inc.(b)	74,100	1,225,158
Milbon Co. Ltd.	16,500	394,311
MINEBEA MITSUMI Inc.	207,300	4,284,934
Mirai Corp.	1,249	381,914
MIRAIT ONE corp.	39,000	515,266
MISUMI Group Inc.	135,600	2,324,847
Mitani Sekisan Co. Ltd.	6,700	230,204
Mitsubishi Chemical Group Corp.	653,900	3,942,847
Mitsubishi Corp.	2,028,000	34,952,463
Mitsubishi Electric Corp.	1,093,600	16,229,351
Mitsubishi Estate Co. Ltd.	636,900	8,824,831
Mitsubishi Estate Logistics REIT Investment Corp.	528	1,322,856
Mitsubishi Gas Chemical Co. Inc.	99,500	1,624,922
Mitsubishi HC Capital Inc.	415,830	2,948,419
Mitsubishi Heavy Industries Ltd.	177,300	11,826,525
Mitsubishi Logistics Corp.	45,200	1,396,189
Mitsubishi Materials Corp.	97,600	1,786,811
Mitsubishi Motors Corp.	499,000	1,572,382
Mitsubishi UFJ Financial Group Inc.	6,551,900	61,368,675
Mitsui & Co. Ltd.	747,300	30,308,414
Mitsui Chemicals Inc.	107,500	3,163,753
Mitsui Fudosan Co. Ltd.	525,300	13,187,008
Mitsui Fudosan Logistics Park Inc.	368	1,103,238
Mitsui High-Tec Inc.	27,000	1,246,227
Mitsui Mining & Smelting Co. Ltd.	28,200	871,811
Mitsui OSK Lines Ltd.	211,800	7,607,955
Miura Co. Ltd.	44,400	811,347
Mixi Inc.	31,500	540,318
Mizuho Financial Group Inc.	1,384,950	25,152,852
Mizuho Leasing Co. Ltd.	19,600	710,319
Mochida Pharmaceutical Co. Ltd.	20,000	452,174
Monex Group Inc.	118,000	614,101
Money Forward Inc.(b)	30,500	1,190,476
Monogatari Corp. (The)	29,700	1,047,235
MonotaRO Co. Ltd.	131,000	1,233,786
Mori Hills REIT Investment Corp.	770	716,607
Mori Trust REIT Inc.	2,421	1,229,448
Morinaga & Co. Ltd./Japan	50,800	969,561
Morinaga Milk Industry Co. Ltd.	38,600	790,470
MOS Food Services Inc.	23,800	553,544
MS&AD Insurance Group Holdings Inc.	228,500	9,435,847
Murata Manufacturing Co. Ltd.	980,700	19,802,414
Musashi Seimitsu Industry Co. Ltd.	22,300	253,113
Nabtesco Corp.	50,100	962,968
Nachi-Fujikoshi Corp.	23,300	543,376
Nagase & Co. Ltd.	46,900	766,847
Nagawa Co. Ltd.(a)	4,500	217,351
Nagoya Railroad Co. Ltd.	91,500	1,410,739
Nakanishi Inc.	48,200	788,834
Nankai Electric Railway Co. Ltd.	100,800	1,965,597

Security	Shares	Value

Japan (continued)
NEC Corp.	131,600	$8,599,363
NEC Networks & System Integration Corp.	113,200	1,828,092
NET One Systems Co. Ltd.	52,400	851,977
Nexon Co. Ltd.	234,300	3,739,200
Nextage Co. Ltd.(a)	46,200	696,081
NGK Insulators Ltd.	124,400	1,554,096
NH Foods Ltd.	47,000	1,609,570
NHK Spring Co. Ltd.	128,700	1,062,504
Nichias Corp.	30,200	705,909
Nichicon Corp.	39,900	348,719
Nichiha Corp.	12,200	245,090
Nichirei Corp.	54,000	1,304,245
Nidec Corp.	242,600	9,048,208
Nifco Inc./Japan	40,500	1,051,006
Nihon Kohden Corp.	42,600	1,298,316
Nihon M&A Center Holdings Inc.	178,400	1,072,341
Nihon Parkerizing Co. Ltd.	37,500	297,860
Nikkon Holdings Co. Ltd.	105,100	2,257,825
Nikon Corp.	148,700	1,517,563
Nintendo Co. Ltd.	612,400	34,215,332
Nippn Corp., New	72,800	1,117,628
Nippon Accommodations Fund Inc.	246	1,024,130
Nippon Building Fund Inc.	958	3,876,172
Nippon Ceramic Co. Ltd.	14,100	255,342
Nippon Densetsu Kogyo Co. Ltd.	14,800	205,289
Nippon Electric Glass Co. Ltd.	88,000	1,956,144
Nippon Express Holdings Inc.	30,400	1,809,448
Nippon Gas Co. Ltd.	65,000	1,006,892
Nippon Kayaku Co. Ltd.	62,900	561,527
Nippon Light Metal Holdings Co. Ltd.	104,170	1,283,569
Nippon Paint Holdings Co. Ltd.	533,100	4,198,868
Nippon Paper Industries Co. Ltd.(b)	34,800	322,568
Nippon Prologis REIT Inc.	1,035	1,841,474
NIPPON REIT Investment Corp.	193	446,901
Nippon Sanso Holdings Corp.	94,700	2,399,632
Nippon Seiki Co. Ltd.	103,800	962,128
Nippon Shinyaku Co. Ltd.	30,300	1,070,437
Nippon Shokubai Co. Ltd.	13,300	500,347
Nippon Soda Co. Ltd.	20,700	799,056
Nippon Steel Corp.	521,600	12,552,125
Nippon Telegraph & Telephone Corp.	16,703,400	20,975,364
Nippon Yusen KK	285,700	9,845,467
Nipro Corp.	53,100	427,621
Nishimatsu Construction Co. Ltd.	19,600	538,784
Nishimatsuya Chain Co. Ltd.	39,600	571,930
Nishi-Nippon Financial Holdings Inc.	68,300	786,415
Nishi-Nippon Railroad Co. Ltd.	30,400	505,308
Nissan Chemical Corp.	91,300	3,641,300
Nissan Motor Co. Ltd.	1,373,300	5,391,335
Nissha Co. Ltd.	20,200	224,084
Nisshin Oillio Group Ltd. (The)	17,300	528,474
Nisshin Seifun Group Inc.	126,400	1,763,177
Nisshinbo Holdings Inc.	79,200	653,668
Nissin Foods Holdings Co. Ltd.	92,200	2,982,797
Nissui Corp.	172,100	940,345
Niterra Co. Ltd.	104,600	2,816,732
Nitori Holdings Co. Ltd.	42,500	5,562,473
Nitta Corp.	12,000	310,540
Nitto Boseki Co. Ltd.	11,200	382,453
Nitto Denko Corp.	81,800	6,785,951
Noevir Holdings Co. Ltd.	13,300	472,825
NOF Corp.	22,700	1,025,217

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nojima Corp.	37,400	$471,354
NOK Corp.	36,300	480,811
Nomura Co. Ltd.	40,400	238,785
Nomura Holdings Inc.	1,541,900	8,304,898
Nomura Real Estate Holdings Inc.	34,700	949,590
Nomura Real Estate Master Fund Inc.	2,429	2,657,970
Nomura Research Institute Ltd.	206,400	6,312,439
NS Solutions Corp.	13,800	460,270
NSD Co. Ltd.	63,300	1,187,884
NSK Ltd.	243,900	1,329,650
NTN Corp.	515,100	941,994
NTT Data Group Corp.	396,300	5,708,157
NTT UD REIT Investment Corp.	663	562,997
Obayashi Corp.	379,300	3,511,005
OBIC Business Consultants Co. Ltd.	28,400	1,373,431
Obic Co. Ltd.	38,100	5,852,524
Odakyu Electric Railway Co. Ltd.	135,500	2,070,507
Ogaki Kyoritsu Bank Ltd. (The)	14,000	187,432
Ohsho Food Service Corp.	12,000	663,455
Oisix ra daichi Inc.(a)(b)	21,400	202,419
Oji Holdings Corp.	430,800	1,684,355
Okamura Corp.	25,100	376,178
Oki Electric Industry Co. Ltd.	60,600	425,792
Okinawa Electric Power Co. Inc. (The)	20,200	160,087
OKUMA Corp.	9,900	445,442
Okumura Corp.	14,300	500,062
Olympus Corp.	752,600	11,141,236
Omron Corp.	107,600	4,838,261
One REIT Inc.	152	279,526
Ono Pharmaceutical Co. Ltd.	211,700	3,815,708
Open House Group Co. Ltd.	27,600	863,110
Open Up Group Inc.	84,800	1,313,513
Oracle Corp. Japan	17,200	1,355,517
Organo Corp.	28,000	1,156,487
Orient Corp.	19,820	149,561
Oriental Land Co. Ltd./Japan	609,100	22,622,017
ORIX Corp.	674,100	13,016,376
Orix JREIT Inc.	1,250	1,445,887
Osaka Gas Co. Ltd.	195,300	4,112,403
OSG Corp.	40,700	553,858
Otsuka Corp.	65,600	2,760,301
Otsuka Holdings Co. Ltd.	240,000	9,433,997
Outsourcing Inc.(b)	71,000	828,954
PALTAC Corp.	13,500	411,013
Pan Pacific International Holdings Corp.	215,700	4,662,675
Panasonic Holdings Corp.	1,345,800	12,675,790
Paramount Bed Holdings Co. Ltd.	29,500	532,803
Park24 Co. Ltd.(b)	102,900	1,344,572
Pasona Group Inc.	21,900	399,370
Penta-Ocean Construction Co. Ltd.	124,000	664,388
PeptiDream Inc.(a)(b)	82,800	725,617
Persol Holdings Co. Ltd.	1,153,800	1,834,209
Pigeon Corp.	90,700	991,233
Pilot Corp.	20,000	558,516
PKSHA Technology Inc.(b)	30,300	792,727
Pola Orbis Holdings Inc.	46,500	481,042
Prestige International Inc.	124,200	509,985
Prima Meat Packers Ltd.	13,100	214,337
Raito Kogyo Co. Ltd.	20,000	279,582
Raksul Inc.(b)	48,200	374,037
Rakus Co. Ltd.	78,900	1,296,809
Rakuten Group Inc.(a)(b)	837,300	3,678,056

Security	Shares	Value

Japan (continued)
Recruit Holdings Co. Ltd.	816,200	$32,238,851
Relo Group Inc.	48,000	481,811
Renesas Electronics Corp.(b)	838,200	13,752,831
Rengo Co. Ltd.	97,000	629,051
RENOVA Inc.(b)	30,800	264,620
Resona Holdings Inc.	1,335,600	7,372,858
Resonac Holdings Corp.	103,500	2,063,944
Resorttrust Inc.	47,100	818,766
Ricoh Co. Ltd.	284,000	2,232,238
Riken Keiki Co. Ltd.(a)	12,500	617,583
Rinnai Corp.	40,700	922,092
Rohm Co. Ltd.	171,800	2,965,137
Rohto Pharmaceutical Co. Ltd.	101,400	2,074,809
Rorze Corp.	10,300	1,143,995
Round One Corp.	124,800	552,743
RS Technologies Co. Ltd.	29,700	576,558
Ryohin Keikaku Co. Ltd.	132,800	2,064,927
Saizeriya Co. Ltd.	16,200	556,134
Sakai Moving Service Co. Ltd.	12,400	235,693
Sakata Seed Corp.	28,300	704,743
SAMTY Co. Ltd.	27,300	465,154
San-A Co. Ltd.	10,800	333,566
San-Ai Obbli Co. Ltd.	16,500	186,046
SanBio Co. Ltd.(a)(b)	37,500	143,468
Sangetsu Corp.	71,200	1,568,276
San-In Godo Bank Ltd. (The)	230,100	1,622,680
Sanken Electric Co. Ltd.	20,000	918,863
Sanki Engineering Co. Ltd.	20,500	262,996
Sankyo Co. Ltd.	42,900	2,624,046
Sankyu Inc.	25,100	938,295
Sanrio Co. Ltd.	63,500	2,651,581
Sansan Inc.(a)(b)	53,700	499,905
Santen Pharmaceutical Co. Ltd.	134,200	1,355,732
Sanwa Holdings Corp.	102,700	1,569,685
Sapporo Holdings Ltd.(a)	56,200	2,598,622
Sato Holdings Corp.	7,600	111,744
Sawai Group Holdings Co. Ltd.	18,000	681,300
SBI Holdings Inc.	130,000	3,193,535
SCREEN Holdings Co. Ltd.	44,200	4,334,219
SCSK Corp.	79,400	1,558,988
Secom Co. Ltd.	111,800	8,114,481
Sega Sammy Holdings Inc.	119,400	1,757,282
Seibu Holdings Inc.	130,400	1,842,868
Seiko Epson Corp.	132,000	1,926,858
Seino Holdings Co. Ltd.	57,100	833,879
Seiren Co. Ltd.	28,900	485,046
Sekisui Chemical Co. Ltd.	217,900	3,111,076
Sekisui House Ltd.	373,600	8,433,719
Sekisui House REIT Inc.	2,111	1,122,817
Senko Group Holdings Co. Ltd.	124,500	973,391
Seria Co. Ltd.	29,700	544,258
Seven & i Holdings Co. Ltd.	417,500	16,489,086
Seven Bank Ltd.	822,500	1,721,758
SG Holdings Co. Ltd.	147,500	1,910,140
Sharp Corp./Japan(b)	99,600	669,741
Shibaura Machine Co. Ltd.	14,200	344,278
SHIFT Inc.(a)(b)	8,600	1,550,351
Shiga Bank Ltd. (The)	24,100	599,226
Shikoku Electric Power Co. Inc.	79,900	564,956
Shima Seiki Manufacturing Ltd.	22,800	231,866
Shimadzu Corp.	145,400	4,020,596
Shimamura Co. Ltd.	16,900	1,854,073

58	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shimano Inc.	41,400	$5,944,018
Shimizu Corp.	212,100	1,419,824
Shin-Etsu Chemical Co. Ltd.	1,029,900	40,539,110
Shinko Electric Industries Co. Ltd.	43,600	1,611,985
Shionogi & Co. Ltd.	152,500	7,319,453
Ship Healthcare Holdings Inc.	49,700	754,290
Shiseido Co. Ltd.	225,700	6,291,768
Shizuoka Financial Group Inc., NVS	209,700	1,916,659
SHO-BOND Holdings Co. Ltd.	33,700	1,501,016
Shochiku Co. Ltd.	4,900	336,313
Shoei Co. Ltd.	52,200	697,619
Skylark Holdings Co. Ltd.	105,700	1,724,406
SMC Corp.	31,300	17,422,973
SMS Co. Ltd.	50,900	919,260
Socionext Inc.	93,700	2,147,424
SoftBank Corp.	1,643,500	21,835,283
SoftBank Group Corp.	583,500	25,190,047
Sohgo Security Services Co. Ltd.	163,900	894,728
Sojitz Corp.	130,860	3,088,480
Sompo Holdings Inc.	156,100	8,094,010
Sony Group Corp.	714,700	70,089,419
Sosei Group Corp.(a)(b)	62,100	602,796
SOSiLA Logistics REIT Inc.	933	757,697
Sotetsu Holdings Inc.	106,800	1,957,443
Square Enix Holdings Co. Ltd.	49,100	1,918,643
Stanley Electric Co. Ltd.	87,100	1,663,654
Star Asia Investment Corp.	1,464	574,038
Starts Corp. Inc.	15,900	326,169
Subaru Corp.	335,200	6,687,008
Sugi Holdings Co. Ltd.	17,800	850,478
SUMCO Corp.	155,700	2,360,477
Sumitomo Bakelite Co. Ltd.	19,300	959,162
Sumitomo Chemical Co. Ltd.	907,300	2,136,311
Sumitomo Corp.	604,600	13,904,492
Sumitomo Electric Industries Ltd.	417,000	5,542,597
Sumitomo Forestry Co. Ltd.	57,400	1,687,286
Sumitomo Heavy Industries Ltd.	46,000	1,193,446
Sumitomo Metal Mining Co. Ltd.	131,800	3,642,777
Sumitomo Mitsui Construction Co. Ltd.	130,600	366,305
Sumitomo Mitsui Financial Group Inc.	728,400	37,886,523
Sumitomo Mitsui Trust Holdings Inc.	375,800	7,701,366
Sumitomo Osaka Cement Co. Ltd.	12,700	319,942
Sumitomo Pharma Co. Ltd.(a)	119,300	350,202
Sumitomo Realty & Development Co. Ltd.	163,300	5,135,644
Sumitomo Rubber Industries Ltd.	126,600	1,466,594
Sumitomo Warehouse Co. Ltd. (The)	104,700	1,882,948
Sundrug Co. Ltd.	70,900	2,138,362
Suntory Beverage & Food Ltd.	79,800	2,603,456
Suruga Bank Ltd.	230,500	1,343,290
Suzuken Co. Ltd.	34,400	1,067,810
Suzuki Motor Corp.	212,000	9,522,756
Sysmex Corp.	93,800	5,081,360
Systena Corp.	234,500	473,992
T Hasegawa Co. Ltd.	19,300	433,102
T&D Holdings Inc.	268,900	4,452,646
Tadano Ltd.	124,300	1,011,862
Taiheiyo Cement Corp.	92,800	1,910,037
Taikisha Ltd.	14,800	441,289
Taisei Corp.	104,600	3,813,568
Taisho Pharmaceutical Holdings Co. Ltd.	21,800	1,268,618
Taiyo Holdings Co. Ltd.	22,500	495,760
Taiyo Yuden Co. Ltd.	44,400	1,072,515

Security	Shares	Value

Japan (continued)
Takara Bio Inc.	43,500	$369,785
Takara Holdings Inc.	93,600	791,896
Takasago Thermal Engineering Co. Ltd.	39,600	915,006
Takashimaya Co. Ltd.	123,300	1,717,722
Takeda Pharmaceutical Co. Ltd.	897,954	26,391,298
Takeuchi Manufacturing Co. Ltd.	28,600	977,769
Takuma Co. Ltd.	108,300	1,274,289
TDK Corp.	223,200	11,105,274
TechnoPro Holdings Inc.	52,500	1,210,378
Teijin Ltd.	79,300	729,511
Terumo Corp.	396,900	13,435,839
THK Co. Ltd.	85,300	1,640,031
TIS Inc.	123,300	2,742,419
TKC Corp.	19,000	492,154
Toagosei Co. Ltd.	121,200	1,160,093
Tobu Railway Co. Ltd.	99,600	2,637,733
Tocalo Co. Ltd.	112,800	1,199,869
Toda Corp.	105,700	666,441
Toei Co. Ltd.	3,500	491,201
Toho Co. Ltd./Tokyo	64,400	2,097,813
Toho Gas Co. Ltd.	40,600	815,650
Toho Holdings Co. Ltd.	31,300	677,911
Tohoku Electric Power Co. Inc.	245,200	1,636,906
Tokai Carbon Co. Ltd.	144,000	1,012,733
TOKAI Holdings Corp.	91,000	613,625
Tokai Rika Co. Ltd.	113,100	1,789,360
Tokai Tokyo Financial Holdings Inc.	396,100	1,527,969
Tokio Marine Holdings Inc.	1,061,800	27,996,928
Tokuyama Corp.	20,100	322,184
Tokyo Century Corp.	61,600	684,461
Tokyo Electric Power Co. Holdings Inc.(b)	953,100	5,074,450
Tokyo Electron Ltd.	270,900	50,271,568
Tokyo Gas Co. Ltd.	212,200	4,874,629
Tokyo Kiraboshi Financial Group Inc.	32,700	956,519
Tokyo Ohka Kogyo Co. Ltd.	49,800	1,137,457
Tokyo Seimitsu Co. Ltd.	47,000	3,044,363
Tokyo Steel Manufacturing Co. Ltd.	87,800	1,060,457
Tokyo Tatemono Co. Ltd.	94,400	1,454,886
Tokyu Construction Co. Ltd.	89,400	497,638
Tokyu Corp.	232,800	2,731,740
Tokyu Fudosan Holdings Corp.	255,500	1,708,674
Tokyu REIT Inc.	441	514,247
Tomy Co. Ltd.	109,500	1,796,524
Topcon Corp.	59,600	684,723
TOPPAN Holdings Inc.	135,500	3,734,981
Toray Industries Inc.	790,400	3,949,177
Toridoll Holdings Corp.	36,700	1,123,577
Toshiba TEC Corp.	17,300	358,899
Tosoh Corp.	124,100	1,600,225
Totetsu Kogyo Co. Ltd.	9,700	199,170
TOTO Ltd.	93,200	2,522,483
Towa Pharmaceutical Co. Ltd.	12,100	211,743
Toyo Gosei Co. Ltd.(a)	5,300	310,113
Toyo Seikan Group Holdings Ltd.	116,900	1,856,896
Toyo Suisan Kaisha Ltd.	50,500	2,629,609
Toyo Tire Corp.	49,300	816,325
Toyobo Co. Ltd.	30,300	227,415
Toyoda Gosei Co. Ltd.	20,900	403,546
Toyota Boshoku Corp.	34,600	570,115
Toyota Industries Corp.	92,600	7,832,025
Toyota Motor Corp.	6,083,300	121,470,209
Toyota Tsusho Corp.	113,800	7,457,476

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Trancom Co. Ltd.	2,400	$113,737
Transcosmos Inc.	11,100	231,781
TRE Holdings Corp.	24,100	204,449
Trend Micro Inc./Japan(b)	77,500	4,433,726
Tri Chemical Laboratories Inc.	26,000	641,176
Trusco Nakayama Corp.	29,300	500,572
TS Tech Co. Ltd.	46,400	587,746
Tsubakimoto Chain Co.	16,800	485,864
Tsumura & Co.	36,400	658,556
Tsuruha Holdings Inc.	22,300	1,764,702
UACJ Corp.	14,400	397,746
UBE Corp.	106,700	1,773,942
Ulvac Inc.	42,600	2,084,990
Unicharm Corp.	224,600	7,728,120
United Urban Investment Corp.	1,264	1,279,834
Universal Entertainment Corp.	23,800	344,217
Ushio Inc.	59,300	830,748
USS Co. Ltd.	122,600	2,318,538
UT Group Co. Ltd.(b)	21,900	350,881
Valor Holdings Co. Ltd.	17,900	305,817
ValueCommerce Co. Ltd.	15,000	127,931
Visional Inc.(b)	13,600	851,180
Wacoal Holdings Corp.	23,700	552,902
Wacom Co. Ltd.	205,500	947,011
WealthNavi Inc.(a)(b)	34,700	399,355
Welcia Holdings Co. Ltd.	98,200	1,656,519
West Holdings Corp.	16,600	381,820
West Japan Railway Co.	126,100	5,252,004
Yakult Honsha Co. Ltd.	173,200	3,782,963
Yamada Holdings Co. Ltd.	374,000	1,142,412
Yamaguchi Financial Group Inc.	158,100	1,502,751
Yamaha Corp.	92,000	2,023,131
Yamaha Motor Co. Ltd.	524,000	4,952,715
Yamato Holdings Co. Ltd.	132,500	2,290,451
Yamato Kogyo Co. Ltd.	26,100	1,444,734
Yamazaki Baking Co. Ltd.	69,100	1,638,522
Yaoko Co. Ltd.	10,800	623,137
Yaskawa Electric Corp.	130,500	4,918,062
Yokogawa Bridge Holdings Corp.	17,200	332,876
Yokogawa Electric Corp.	121,200	2,381,665
Yokohama Rubber Co. Ltd. (The)	90,900	2,151,392
Yoshinoya Holdings Co. Ltd.(a)	37,500	836,262
Zenkoku Hosho Co. Ltd.	21,500	800,088
Zensho Holdings Co. Ltd.	57,500	2,815,701
Zeon Corp.	85,200	772,970
Zojirushi Corp.	24,800	240,017
ZOZO Inc.	84,600	1,852,444

		2,639,835,392

Netherlands — 4.0%
Aalberts NV	69,781	2,775,072
ABN AMRO Bank NV, CVA(c)	249,928	3,678,286
Adyen NV(b)(c)	12,487	15,661,029
Aegon Ltd.	1,066,048	6,289,083
AerCap Holdings NV(b)	114,607	8,774,312
Akzo Nobel NV	100,145	7,692,385
Alfen NV(a)(b)(c)	17,292	1,045,708
Allfunds Group PLC	320,911	2,300,673
Arcadis NV	27,620	1,516,378
ASM International NV	26,955	14,939,367
ASML Holding NV	231,206	200,591,523
ASR Nederland NV	89,084	4,198,216
Basic-Fit NV(a)(b)(c)	35,080	1,015,729

Security	Shares	Value

Netherlands (continued)
BE Semiconductor Industries NV	42,881	$6,444,083
Corbion NV	40,775	789,582
Davide Campari-Milano NV	339,743	3,442,015
Eurocommercial Properties NV	44,006	985,910
EXOR NV, NVS	58,984	5,706,850
Ferrovial SE	285,891	10,902,518
Flow Traders Ltd., NVS	34,456	618,872
Heineken Holding NV	85,185	7,147,671
Heineken NV	161,476	16,243,760
IMCD NV	34,535	5,271,447
ING Groep NV	2,081,978	29,581,711
InPost SA(b)	185,651	2,788,445
Iveco Group NV(b)	137,262	1,464,772
JDE Peet’s NV	43,491	1,073,591
Just Eat Takeaway.com NV(a)(b)(c)	115,652	1,746,272
Koninklijke Ahold Delhaize NV	533,840	15,013,263
Koninklijke BAM Groep NV	131,867	364,056
Koninklijke KPN NV	1,869,514	6,359,602
Koninklijke Philips NV(b)	446,251	9,440,689
Koninklijke Vopak NV	52,736	1,647,402
MFE-MediaForEurope NV, NVS(a)	71,212	257,273
MFE-MediaForEurope NV, Class A	171,120	436,803
NN Group NV	148,858	6,101,426
NSI NV	8,271	176,982
OCI NV	55,315	1,580,017
Pharming Group NV(b)	1,003,427	1,265,003
PostNL NV	194,167	282,940
Prosus NV	830,480	24,708,172
Qiagen NV, NVS	127,944	5,551,081
Randstad NV	66,139	3,760,677
SBM Offshore NV	125,527	1,598,068
Signify NV(c)	83,872	2,514,872
Technip Energies NV	83,327	1,724,917
TKH Group NV	26,079	1,050,142
Universal Music Group NV	464,997	13,707,053
Wolters Kluwer NV	145,438	21,440,039

		483,665,737

New Zealand — 0.2%
Auckland International Airport Ltd.	729,641	3,761,951
Contact Energy Ltd.	519,979	2,564,946
EBOS Group Ltd.	97,297	2,228,131
Fisher & Paykel Healthcare Corp. Ltd.	340,396	4,916,352
Fletcher Building Ltd.	605,359	1,672,516
Goodman Property Trust	859,041	1,176,199
Infratil Ltd.	685,132	4,419,776
Mercury NZ Ltd.	283,112	1,168,102
Meridian Energy Ltd.	842,161	2,853,064
Ryman Healthcare Ltd.(b)	447,919	1,556,031
Spark New Zealand Ltd.	1,157,834	3,761,564
Warehouse Group Ltd. (The)	50,712	49,286

		30,127,918

Norway — 0.8%
Adevinta ASA(b)	192,118	2,064,164
Aker ASA, Class A	21,677	1,288,084
Aker BP ASA	184,393	4,894,081
Atea ASA	64,909	865,268
Austevoll Seafood ASA	62,187	450,810
Avance Gas Holding Ltd.(c)	3,232	37,676
Bakkafrost P/F	22,887	1,278,197
Borr Drilling Ltd.(a)	117,907	730,511
Borregaard ASA	51,199	873,337

60	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
BW LPG Ltd.(c)	52,279	$645,208
DNB Bank ASA	524,166	10,189,635
DNO ASA	946,932	829,802
Entra ASA(c)	32,300	353,796
Equinor ASA	517,130	14,798,752
Frontline PLC, NVS	112,325	2,510,762
Gjensidige Forsikring ASA	119,077	1,915,291
Golden Ocean Group Ltd.	136,951	1,444,182
Hafnia Ltd.	114,280	831,028
Kongsberg Gruppen ASA	50,917	2,594,900
Leroy Seafood Group ASA	190,041	763,266
Mowi ASA	257,547	4,635,930
NEL ASA(a)(b)	1,216,166	607,181
Nordic Semiconductor ASA(a)(b)	110,442	1,108,990
Norsk Hydro ASA	829,595	4,861,844
Orkla ASA	426,860	3,343,648
Salmar ASA	35,497	1,970,453
Scatec ASA(b)(c)	93,814	697,569
Schibsted ASA, Class A	18,654	572,248
Schibsted ASA, Class B	84,790	2,433,110
Seadrill Ltd.(a)(b)	20,638	888,315
SpareBank 1 SMN	140,952	1,919,006
SpareBank 1 SR-Bank ASA	210,316	2,550,572
Storebrand ASA	375,500	3,376,181
Subsea 7 SA	185,023	2,493,736
Telenor ASA	379,884	4,215,214
TGS ASA	113,003	1,100,396
TOMRA Systems ASA	160,624	1,613,432
Veidekke ASA	47,333	432,049
Yara International ASA	102,656	3,393,053

		91,571,677

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(b)	5,070,782	1,475,072
EDP - Energias de Portugal SA	1,916,983	8,550,581
Galp Energia SGPS SA	321,383	5,059,129
Jeronimo Martins SGPS SA	149,344	3,396,578
Navigator Co. SA (The)	215,938	889,780
NOS SGPS SA	139,885	495,850
REN - Redes Energeticas Nacionais SGPS SA	493,183	1,211,739
Sonae SGPS SA	877,932	848,723

		21,927,452

Singapore — 1.3%
CapitaLand Ascendas REIT	1,847,112	4,003,111
CapitaLand Ascott Trust	2,004,568	1,429,123
CapitaLand China Trust(a)	703,380	436,900
CapitaLand Integrated Commercial Trust	3,603,835	5,372,476
CapitaLand Investment Ltd./Singapore	1,538,300	3,377,011
CDL Hospitality Trusts	559,690	428,706
City Developments Ltd.	432,500	1,963,026
ComfortDelGro Corp. Ltd.	1,840,500	1,914,275
DBS Group Holdings Ltd.	1,023,400	24,239,519
ESR-LOGOS REIT	3,039,051	702,278
Frasers Centrepoint Trust	666,319	1,139,686
Frasers Logistics & Commercial Trust	1,820,887	1,515,780
Genting Singapore Ltd.	4,111,600	3,087,828
Golden Agri-Resources Ltd.	3,838,500	772,564
Grab Holdings Ltd., Class A(b)	1,176,556	3,612,027
Jardine Cycle & Carriage Ltd.	114,900	2,217,113
Keppel DC REIT	912,350	1,145,565
Keppel Infrastructure Trust(a)	4,534,425	1,704,058
Keppel Ltd.	922,300	4,900,882

Security	Shares	Value

Singapore (continued)
Keppel REIT(a)	1,158,540	$796,746
Mapletree Industrial Trust	1,225,640	2,232,326
Mapletree Logistics Trust	2,380,334	2,737,088
Mapletree Pan Asia Commercial Trust	1,368,800	1,482,293
NetLink NBN Trust	4,079,600	2,569,707
Oversea-Chinese Banking Corp. Ltd.	1,906,200	18,233,507
Paragon REIT	920,250	600,238
Parkway Life REIT	201,800	528,821
SATS Ltd.(b)	975,563	1,991,844
Sea Ltd., ADR(b)	206,275	7,867,329
Seatrium Ltd.(a)(b)	29,721,384	2,205,719
Sembcorp Industries Ltd.	786,600	3,310,397
Singapore Airlines Ltd.	883,800	4,386,549
Singapore Exchange Ltd.	406,900	2,841,234
Singapore Post Ltd.	846,300	258,653
Singapore Technologies Engineering Ltd.	937,700	2,598,308
Singapore Telecommunications Ltd.	4,625,300	8,254,045
Starhill Global REIT	1,020,100	391,615
Suntec REIT(a)	1,022,100	903,565
United Overseas Bank Ltd.	714,200	15,054,293
UOL Group Ltd.	216,500	1,005,334
Venture Corp. Ltd.	140,000	1,394,759
Wilmar International Ltd.	1,166,200	2,855,660
Yangzijiang Financial Holding Ltd.	1,472,200	344,383
Yangzijiang Shipbuilding Holdings Ltd.(a)	2,059,600	2,571,245

		151,377,586

Spain — 2.1%
Acciona SA	13,418	1,735,682
Acerinox SA	120,795	1,275,256
ACS Actividades de Construccion y Servicios SA	144,148	5,688,151
Aena SME SA(c)	40,915	7,238,157
Almirall SA	62,739	595,135
Amadeus IT Group SA	254,306	17,821,858
Applus Services SA	79,229	958,119
Banco Bilbao Vizcaya Argentaria SA	3,347,103	31,326,998
Banco de Sabadell SA	3,515,755	4,563,225
Banco Santander SA	9,278,313	37,290,090
Bankinter SA	493,992	3,049,965
CaixaBank SA	2,502,363	10,670,051
Cellnex Telecom SA(c)	324,250	12,476,285
Cia. de Distribucion Integral Logista Holdings SA	55,335	1,565,149
Cie. Automotive SA	29,805	786,340
Construcciones y Auxiliar de Ferrocarriles SA	46,028	1,654,273
EDP Renovaveis SA	166,508	2,696,303
Enagas SA	23,187	377,479
Endesa SA	207,263	4,106,285
Faes Farma SA	219,730	722,072
Fluidra SA	80,932	1,752,114
Gestamp Automocion SA(c)	98,954	328,238
Grifols SA(b)	172,410	1,878,018
Iberdrola SA	3,447,726	41,513,918
Iberdrola SA, NVS	59,444	715,757
Indra Sistemas SA(a)	122,594	2,176,561
Industria de Diseno Textil SA	613,974	26,251,911
Inmobiliaria Colonial SOCIMI SA	217,899	1,310,074
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	581,471	607,659
Mapfre SA	697,945	1,536,815
Melia Hotels International SA(a)(b)	84,083	568,912
Merlin Properties SOCIMI SA	239,398	2,437,843
Naturgy Energy Group SA	92,302	2,485,485
Neinor Homes SA(c)	16,719	188,632

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Pharma Mar SA	15,898	$663,636
Prosegur Cia. de Seguridad SA	77,588	146,809
Redeia Corp. SA	57,325	953,895
Repsol SA	747,269	11,035,878
Sacyr SA	252,284	831,717
Sacyr SA, NVS	5,046	16,664
Solaria Energia y Medio Ambiente SA(b)	59,327	875,911
Tecnicas Reunidas SA(b)	29,387	246,849
Telefonica SA	2,861,571	11,643,255
Viscofan SA	26,398	1,546,235

		258,309,659

Sweden — 3.0%
AAK AB	134,080	3,021,907
AddTech AB, Class B	169,189	3,490,319
AFRY AB	55,248	762,927
Alfa Laval AB	165,807	6,083,924
Alleima AB, NVS	165,484	1,098,606
Arjo AB, Class B	124,516	582,808
Assa Abloy AB, Class B	549,533	15,071,337
Atlas Copco AB, Class A	1,526,393	24,360,337
Atlas Copco AB, Class B	861,737	11,933,292
Avanza Bank Holding AB	93,358	1,875,326
Axfood AB	51,195	1,295,291
Beijer Ref AB, Class B	220,472	3,001,724
Billerud Aktiebolag	131,098	1,165,735
Biotage AB	60,438	859,046
Boliden AB	168,490	4,472,174
Bravida Holding AB(c)	106,322	806,210
Bure Equity AB	55,640	1,589,155
Castellum AB(b)	242,863	3,126,590
Catena AB	26,840	1,144,369
Corem Property Group AB, Class B	804,307	810,356
Dios Fastigheter AB	78,123	605,963
Dometic Group AB(c)	195,780	1,558,000
Electrolux AB, Class B(b)	145,331	1,359,429
Electrolux Professional AB, Class B	222,543	1,182,468
Elekta AB, Class B	249,539	1,882,948
Embracer Group AB, Class B(b)	466,238	889,800
Epiroc AB	377,136	6,663,521
Epiroc AB, Class B	206,069	3,213,006
EQT AB	203,402	5,461,780
Essity AB, Class B	337,008	7,914,057
Evolution AB(c)	101,976	11,907,083
Fabege AB	169,247	1,585,152
Fastighets AB Balder, Class B(b)	307,726	2,042,467
Fortnox AB	365,852	2,017,046
Getinge AB, Class B	141,936	3,034,184
Granges AB	65,788	652,332
H & M Hennes & Mauritz AB, Class B	402,465	5,678,275
Hemnet Group AB	50,885	1,373,783
Hexagon AB, Class B	1,225,171	13,371,009
Hexatronic Group AB(a)	129,490	271,620
Hexpol AB	208,120	2,382,257
Holmen AB, Class B	37,102	1,462,163
Hufvudstaden AB, Class A	85,675	1,107,854
Husqvarna AB, Class B	295,444	2,298,232
Industrivarden AB, Class A	73,132	2,302,341
Industrivarden AB, Class C	123,846	3,892,365
Indutrade AB	158,943	3,861,374
Instalco AB	250,071	999,956
Intrum AB(a)	43,504	257,680
Investment AB Latour, Class B	85,875	2,159,807

Security	Shares	Value

Sweden (continued)
Investor AB, Class B	977,819	$23,022,519
JM AB	25,094	408,628
Kindred Group PLC	144,351	1,698,174
Kinnevik AB, Class B(b)	139,811	1,502,131
L E Lundbergforetagen AB, Class B	27,252	1,420,941
Lifco AB, Class B	160,807	3,879,775
Lindab International AB	78,918	1,498,550
Loomis AB, Class B	77,112	2,111,171
Millicom International Cellular SA, SDR(b)	78,960	1,354,522
MIPS AB	29,772	989,056
Modern Times Group MTG AB, Class B(b)	93,231	713,591
Mycronic AB	106,018	2,948,768
NCAB Group AB	8,155	52,743
NCC AB, Class B	59,749	762,999
Nibe Industrier AB, Class B	878,718	5,250,499
Nolato AB, Class B	248,029	1,201,184
Nordnet AB publ	121,960	1,919,108
Nyfosa AB	79,830	714,030
Pandox AB, Class B	68,189	935,025
Peab AB, Class B	104,568	516,246
Resurs Holding AB(c)	44,477	61,120
Saab AB, Class B	46,246	2,977,824
Sagax AB, Class B	122,050	2,965,975
Samhallsbyggnadsbolaget i Norden AB(a)	766,548	351,228
Sandvik AB	581,830	12,227,671
Sectra AB, Class B	120,547	2,245,363
Securitas AB, Class B	234,999	2,282,793
Sinch AB(a)(b)(c)	423,381	1,300,203
Skandinaviska Enskilda Banken AB, Class A	887,826	12,609,026
Skanska AB, Class B	193,943	3,362,894
SKF AB, Class B	211,946	4,176,421
SSAB AB, Class B	367,271	2,805,385
Stillfront Group AB(b)	394,448	408,784
Storskogen Group AB	788,316	544,175
Svenska Cellulosa AB SCA, Class B	362,375	4,933,343
Svenska Handelsbanken AB, Class A	784,731	8,459,660
Sweco AB, Class B	126,851	1,486,923
Swedbank AB, Class A	500,866	10,206,636
Swedish Orphan Biovitrum AB(b)	120,787	3,390,265
Tele2 AB, Class B	337,993	2,881,739
Telefonaktiebolaget LM Ericsson, Class B	1,592,021	8,825,330
Telia Co. AB	1,447,708	3,733,888
Thule Group AB(c)	98,929	2,517,258
Trelleborg AB, Class B	144,199	4,389,012
Troax Group AB	34,818	756,406
Vitec Software Group AB, Class B	30,320	1,684,146
Vitrolife AB	50,792	836,208
Volvo AB, Class A	115,761	2,846,001
Volvo AB, Class B	867,907	20,799,669
Volvo Car AB, Class B(b)	363,876	948,625
Wallenstam AB, Class B	221,279	1,110,768
Wihlborgs Fastigheter AB	270,273	2,416,146

		363,379,930

Switzerland — 8.5%
ABB Ltd., Registered	905,607	38,317,865
Accelleron Industries AG, NVS	61,689	1,974,032
Adecco Group AG, Registered	97,973	4,236,652
Alcon Inc.	287,734	21,659,175
Allreal Holding AG, Registered	8,843	1,572,917
ALSO Holding AG, Registered	3,380	989,551
Avolta AG, Registered(b)	63,635	2,431,165
Bachem Holding AG, Class B	22,453	1,503,087

62	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Baloise Holding AG, Registered	27,794	$4,439,844
Banque Cantonale Vaudoise, Registered	19,320	2,473,663
Barry Callebaut AG, Registered	2,201	3,214,796
Belimo Holding AG, Registered	5,708	2,661,580
BKW AG	12,963	2,059,411
Bossard Holding AG, Class A, Registered	3,539	846,903
Bucher Industries AG, Registered	2,022	856,451
Burckhardt Compression Holding AG	2,147	1,201,176
Bystronic AG, Registered	512	256,543
Cembra Money Bank AG	17,357	1,338,259
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	532	6,761,161
Chocoladefabriken Lindt & Spruengli AG, Registered	60	7,605,538
Cie. Financiere Richemont SA, Class A, Registered	298,135	44,283,346
Clariant AG, Registered	141,237	1,808,070
Coca-Cola HBC AG, Class DI	110,474	3,247,576
Comet Holding AG, Registered	6,343	2,091,375
Daetwyler Holding AG, Bearer	5,399	1,097,786
DKSH Holding AG	13,600	951,657
DocMorris AG(b)	7,411	691,380
dormakaba Holding AG	1,628	815,530
DSM-Firmenich AG	105,495	11,154,040
Emmi AG, Registered	1,194	1,250,863
EMS-Chemie Holding AG, Registered	4,218	3,184,230
Flughafen Zurich AG, Registered	13,874	2,862,566
Forbo Holding AG, Registered	601	706,638
Galenica AG(c)	25,788	2,274,051
Geberit AG, Registered	21,099	12,145,174
Georg Fischer AG	56,132	3,756,829
Givaudan SA, Registered	5,180	21,541,220
Gurit Holding AG(b)	3,898	341,490
Helvetia Holding AG, Registered	26,326	3,802,013
Holcim AG	308,655	23,574,706
Huber + Suhner AG, Registered	13,516	969,407
Idorsia Ltd.(a)(b)	95,889	171,116
Inficon Holding AG, Registered	1,120	1,700,020
Interroll Holding AG, Registered	429	1,253,020
Intershop Holding AG	1,024	734,702
Julius Baer Group Ltd.	126,756	6,900,774
Kardex Holding AG, Registered	3,552	902,146
Kuehne + Nagel International AG, Registered	33,624	11,394,489
Landis+Gyr Group AG	14,338	1,175,666
Logitech International SA, Registered	97,944	8,210,966
Lonza Group AG, Registered	42,294	20,677,777
Medmix AG(c)	24,106	483,265
Meyer Burger Technology AG(a)(b)	2,228,987	286,701
Mobilezone Holding AG, Registered	44,809	688,139
Mobimo Holding AG, Registered	5,429	1,603,934
Nestle SA, Registered	1,531,428	174,507,027
Novartis AG, Registered	1,173,310	121,336,350
OC Oerlikon Corp. AG, Registered	157,495	686,337
Partners Group Holding AG	13,661	18,431,079
PSP Swiss Property AG, Registered	26,332	3,504,711
Roche Holding AG, Bearer	18,969	5,746,230
Roche Holding AG, NVS	402,988	114,737,274
Sandoz Group AG(b)	234,021	8,025,746
Schindler Holding AG, Participation Certificates, NVS	20,184	5,027,607
Schindler Holding AG, Registered	17,938	4,269,976
Schweiter Technologies AG, NVS	343	188,181
SFS Group AG	11,108	1,333,622

Security	Shares	Value

Switzerland (continued)
SGS SA	95,836	$8,855,805
Siegfried Holding AG, Registered	1,887	1,879,731
Siemens Energy AG(a)(b)	295,895	4,396,102
SIG Group AG	167,604	3,508,321
Sika AG, Registered	87,483	24,150,366
Softwareone Holding AG	65,698	1,231,348
Sonova Holding AG, Registered	30,459	9,734,590
St. Galler Kantonalbank AG, Class A, Registered	2,382	1,378,553
Stadler Rail AG	35,603	1,136,506
STMicroelectronics NV	387,756	17,025,399
Straumann Holding AG	65,689	9,978,249
Sulzer AG, Registered	11,482	1,109,187
Swatch Group AG (The), Bearer	19,172	4,500,797
Swatch Group AG (The), Registered	8,000	363,992
Swiss Life Holding AG, Registered	18,208	13,075,674
Swiss Prime Site AG, Registered	46,165	4,675,838
Swiss Re AG	178,496	20,437,870
Swisscom AG, Registered	15,117	9,044,252
Swissquote Group Holding SA, Registered	9,444	2,370,188
Tecan Group AG, Registered	7,273	2,776,211
Temenos AG, Registered	41,818	4,255,834
UBS Group AG, Registered	1,881,032	56,304,191
Valiant Holding AG, Registered	8,992	1,077,435
VAT Group AG(c)	15,682	7,300,423
Vontobel Holding AG, Registered	13,721	903,790
Zurich Insurance Group AG	82,934	42,137,895

		1,016,535,118

United Kingdom — 12.8%
3i Group PLC	544,819	17,055,525
4imprint Group PLC	16,159	1,108,087
888 Holdings PLC(b)	305,993	300,921
abrdn PLC	1,193,251	2,538,564
Admiral Group PLC	149,016	4,738,280
Airtel Africa PLC(c)	783,162	1,112,238
AJ Bell PLC	295,439	1,184,633
Anglo American PLC	732,974	17,472,401
Antofagasta PLC	232,219	5,061,270
AO World PLC(b)	304,677	351,560
Ascential PLC(b)	443,474	1,708,154
Ashmore Group PLC	552,570	1,485,977
Ashtead Group PLC	245,675	16,065,152
ASOS PLC(a)(b)	70,906	331,188
Associated British Foods PLC	192,470	5,700,836
Assura PLC	1,940,856	1,095,527
Aston Martin Lagonda Global Holdings PLC(b)(c)	353,999	853,848
AstraZeneca PLC	882,072	116,942,318
Auto Trader Group PLC(c)	516,622	4,752,860
Aviva PLC	1,558,594	8,507,700
B&M European Value Retail SA	512,607	3,359,482
BAE Systems PLC	1,730,003	25,770,928
Balfour Beatty PLC	544,618	2,291,446
Bank of Georgia Group PLC	19,746	949,665
Barclays PLC	8,776,272	16,309,185
Barratt Developments PLC	568,305	3,873,186
Beazley PLC	341,257	2,349,065
Bellway PLC	73,271	2,552,917
Berkeley Group Holdings PLC	65,298	3,954,096
Big Yellow Group PLC	89,553	1,294,938
Bodycote PLC	127,095	1,024,781
boohoo Group PLC(a)(b)	1,021,170	470,804
BP PLC	9,721,217	56,775,956
Breedon Group PLC	192,406	886,344

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	1,202,819	$35,463,441
British Land Co. PLC (The)	429,773	2,065,798
Britvic PLC	162,659	1,819,166
BT Group PLC	3,799,206	5,382,454
Bunzl PLC	181,131	7,361,121
Burberry Group PLC	219,098	3,608,965
Burford Capital Ltd.	132,214	2,015,685
Capita PLC(b)	1,828,899	441,766
Capital & Counties Properties PLC	1,001,127	1,686,489
Carnival PLC(b)	98,357	1,477,731
Centamin PLC	1,012,474	1,233,420
Centrica PLC	3,532,027	6,181,221
Close Brothers Group PLC	88,501	608,318
Coats Group PLC	1,011,372	917,706
Coca-Cola Europacific Partners PLC	117,861	8,120,623
Compass Group PLC	974,899	26,852,376
Computacenter PLC	70,866	2,588,964
ConvaTec Group PLC(c)	845,889	2,574,357
Cranswick PLC	48,821	2,489,684
Crest Nicholson Holdings PLC	260,524	691,360
Croda International PLC	89,667	5,427,237
Currys PLC	907,038	568,767
CVS Group PLC	60,940	1,303,630
Darktrace PLC(b)	201,016	871,608
DCC PLC	56,010	4,071,889
Deliveroo PLC, Class A(b)(c)	763,200	1,136,464
Derwent London PLC	55,028	1,483,106
Diageo PLC	1,266,881	45,757,036
Diploma PLC	64,829	2,672,364
Direct Line Insurance Group PLC(b)	623,337	1,330,172
Domino’s Pizza Group PLC	369,474	1,631,681
Dowlais Group PLC	826,871	944,544
Dr. Martens PLC	396,229	446,135
Drax Group PLC	250,971	1,619,539
DS Smith PLC	844,645	3,011,660
Dunelm Group PLC	100,752	1,387,857
easyJet PLC(b)	185,084	1,295,780
Elementis PLC(b)	554,313	993,430
Endeavour Mining PLC	104,062	1,848,547
Energean PLC	144,108	1,731,533
Entain PLC	355,962	4,335,757
Essentra PLC	227,498	498,773
Experian PLC	515,782	21,468,080
Fevertree Drinks PLC	67,238	860,628
Firstgroup PLC	724,435	1,525,247
Frasers Group PLC(b)	199,178	2,037,888
Future PLC	79,187	709,606
Games Workshop Group PLC	19,301	2,422,779
Gamma Communications PLC	52,382	792,622
GB Group PLC	157,724	563,272
Genuit Group PLC	175,880	940,587
Genus PLC	44,078	1,280,267
Glencore PLC	5,973,687	31,606,528
Grafton Group PLC	142,383	1,753,716
Grainger PLC	418,918	1,397,315
Great Portland Estates PLC	150,701	792,941
Greatland Gold PLC(b)	6,204,645	566,147
Greggs PLC	51,232	1,725,765
GSK PLC	2,322,493	45,933,647
Haleon PLC	3,374,155	13,705,018
Halma PLC	205,749	5,694,944
Hammerson PLC	2,235,328	762,819

Security	Shares	Value

United Kingdom (continued)
Harbour Energy PLC	363,593	$1,277,897
Hargreaves Lansdown PLC	193,668	1,868,783
Hays PLC	1,035,017	1,287,929
Helios Towers PLC(b)	479,166	480,333
Hikma Pharmaceuticals PLC	87,342	2,130,887
Hill & Smith PLC	51,480	1,218,564
Hiscox Ltd.	214,070	2,818,713
Howden Joinery Group PLC	344,175	3,485,420
HSBC Holdings PLC	11,155,141	87,096,021
Ibstock PLC(c)	486,037	944,875
IG Group Holdings PLC	231,190	2,077,504
IMI PLC	167,396	3,550,394
Impax Asset Management Group PLC	83,396	573,364
Imperial Brands PLC	497,549	11,943,727
Inchcape PLC	229,800	1,978,750
Indivior PLC, NVS(b)	100,457	1,765,778
Informa PLC	817,647	8,030,560
IntegraFin Holdings PLC	183,485	684,275
InterContinental Hotels Group PLC	100,788	9,549,971
Intermediate Capital Group PLC	177,073	3,992,128
International Distributions Services PLC(b)	447,850	1,571,007
Intertek Group PLC	80,029	4,542,499
Investec PLC	438,790	2,856,749
IP Group PLC	543,463	360,895
ITM Power PLC(a)(b)	446,405	336,505
ITV PLC	2,067,759	1,566,245
IWG PLC(b)	518,245	1,228,132
J D Wetherspoon PLC(b)	123,724	1,317,082
J Sainsbury PLC	995,345	3,398,267
JD Sports Fashion PLC	1,480,350	2,187,534
JET2 PLC(a)	98,081	1,660,622
John Wood Group PLC(b)	468,210	928,244
Johnson Matthey PLC	102,854	2,120,744
JTC PLC(c)	90,180	906,489
Jupiter Fund Management PLC	370,080	370,746
Kainos Group PLC	72,070	1,047,605
Keywords Studios PLC(a)	69,762	1,458,852
Kingfisher PLC	1,161,061	3,228,127
Lancashire Holdings Ltd.	226,198	1,740,031
Land Securities Group PLC	383,301	3,231,496
Learning Technologies Group PLC	606,307	618,410
Legal & General Group PLC	3,221,599	10,362,087
Liontrust Asset Management PLC	41,278	325,814
Lloyds Banking Group PLC	37,901,482	20,317,291
London Stock Exchange Group PLC	236,612	26,764,139
LondonMetric Property PLC	588,293	1,437,432
LXI REIT PLC	1,492,674	1,990,780
M&G PLC	1,396,680	3,948,927
Man Group PLC/Jersey	887,729	2,667,420
Marks & Spencer Group PLC	1,052,445	3,288,149
Marshalls PLC	137,593	488,247
Melrose Industries PLC	826,871	6,163,072
Mitie Group PLC	729,631	956,100
Mobico Group PLC	536,646	580,714
Mondi PLC, NVS	242,695	4,349,003
Moneysupermarket.com Group PLC	727,983	2,348,846
National Grid PLC	2,088,298	27,814,258
NatWest Group PLC, NVS	3,209,423	9,057,435
Network International Holdings PLC(b)(c)	322,445	1,583,051
Next PLC	75,437	8,053,391
Ninety One PLC	443,565	992,160
NMC Health PLC, NVS(d)	12,146	—

64	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ocado Group PLC(b)	312,350	$2,139,569
OSB Group PLC	336,459	1,914,545
Oxford Instruments PLC	43,444	1,222,256
Oxford Nanopore Technologies PLC(b)	346,346	703,596
Pagegroup PLC	281,215	1,634,376
Paragon Banking Group PLC	186,959	1,665,165
Pearson PLC	375,680	4,608,758
Pennon Group PLC	154,315	1,373,958
Persimmon PLC	172,604	3,179,038
Petrofac Ltd.(a)(b)	341,355	132,182
Pets at Home Group PLC	312,173	1,108,519
Phoenix Group Holdings PLC	374,434	2,390,623
Playtech PLC(b)	182,856	1,029,823
Plus500 Ltd.	82,019	1,855,013
Primary Health Properties PLC	1,087,480	1,338,886
Prudential PLC	1,540,584	15,825,753
QinetiQ Group PLC	373,574	1,687,143
Quilter PLC(c)	1,028,077	1,365,297
Rathbones Group PLC	40,024	837,241
Reckitt Benckiser Group PLC	405,318	29,304,854
Redrow PLC	200,696	1,524,594
RELX PLC	1,072,129	44,251,115
Renishaw PLC	30,972	1,369,790
Rentokil Initial PLC	1,447,461	7,454,056
RHI Magnesita NV	29,602	1,261,992
Rightmove PLC	479,488	3,393,419
Rio Tinto PLC	637,420	44,121,839
Rolls-Royce Holdings PLC(b)	4,759,705	18,069,982
Rotork PLC	462,544	1,823,397
RS GROUP PLC	292,898	2,902,314
RWS Holdings PLC	253,549	763,463
S4 Capital PLC(b)	302,242	168,528
Safestore Holdings PLC	147,082	1,531,746
Sage Group PLC (The)	555,504	8,270,300
Savills PLC	102,014	1,309,630
Schroders PLC	367,764	1,881,517
Segro PLC	707,881	7,861,775
Serco Group PLC	754,573	1,646,584
Severn Trent PLC	154,044	5,063,584
Shell PLC	3,787,294	117,414,854
Sirius Real Estate Ltd.	1,113,396	1,281,194
Smart Metering Systems PLC	153,236	1,846,804
Smith & Nephew PLC	474,964	6,642,372
Smiths Group PLC	212,921	4,363,526
Softcat PLC	93,287	1,709,499
Spectris PLC	64,716	3,012,750
Spirax-Sarco Engineering PLC	48,401	6,091,790
Spirent Communications PLC	505,664	754,331
SSE PLC	610,213	12,996,275
SSP Group PLC(b)	485,789	1,382,544
St. James’s Place PLC	296,504	2,440,911
Standard Chartered PLC	1,400,162	10,581,782
Synthomer PLC(b)	130,349	260,267
Tate & Lyle PLC	229,137	1,809,101
Taylor Wimpey PLC	1,879,108	3,508,279
TBC Bank Group PLC	27,001	997,466
Team17 Group PLC(b)	142,370	487,149
Telecom Plus PLC	43,317	798,183
Tesco PLC	4,175,990	15,132,199
TP ICAP Group PLC	730,090	1,729,775
Trainline PLC(b)(c)	294,730	1,234,082
Travis Perkins PLC	128,534	1,282,078

Security	Shares	Value

United Kingdom (continued)
Tritax Big Box REIT PLC	935,654	$1,958,874
TUI AG(b)	231,757	1,596,713
Tullow Oil PLC(a)(b)	1,367,152	535,861
Unilever PLC	1,426,403	69,409,075
UNITE Group PLC (The)	185,084	2,364,603
United Utilities Group PLC	382,297	5,149,067
Vanquis Banking Group PLC	260,540	390,276
Vesuvius PLC	178,549	1,075,060
Victrex PLC	47,685	823,677
Virgin Money UK PLC	795,487	1,571,145
Vistry Group PLC	231,384	2,926,846
Vodafone Group PLC	12,795,822	10,878,246
Watches of Switzerland Group PLC(a)(b)(c)	145,018	682,954
Weir Group PLC (The)	150,193	3,452,324
WH Smith PLC	97,066	1,483,288
Whitbread PLC	105,590	4,786,177
Wickes Group PLC	276,312	548,245
Wise PLC, Class A(b)	344,682	3,515,723
Workspace Group PLC	99,609	655,199
WPP PLC	629,291	6,085,553
Yellow Cake PLC(b)(c)	124,368	1,093,037
YouGov PLC	92,682	1,368,361

		1,531,732,007

Total Common Stocks — 99.0% (Cost: $10,579,616,834)		11,866,737,310

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	33,605	3,283,560
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	64,294	5,458,685
Fuchs Petrolub SE, Preference Shares, NVS	57,364	2,514,466
Henkel AG & Co. KGaA, Preference Shares, NVS	98,733	7,568,726
Jungheinrich AG, Preference Shares, NVS	24,550	826,338
Porsche Automobil Holding SE, Preference Shares, NVS	88,516	4,419,069
Sartorius AG, Preference Shares, NVS	15,175	5,535,878
Volkswagen AG, Preference Shares, NVS	115,611	14,869,312

		44,476,034

Total Preferred Stocks — 0.4% (Cost: $48,847,048)		44,476,034

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(b)	144,148	66,051

Total Rights — 0.0% (Cost: $71,600)		66,051

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	5,339	—

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	11,415	$—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.4% (Cost: $10,628,535,482)		11,911,279,395

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	88,446,525	88,499,593
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	5,390,000	5,390,000

Total Short-Term Securities — 0.8% (Cost: $93,834,334)		93,889,593

Total Investments — 100.2% (Cost: $10,722,369,816)		12,005,168,988

Liabilities in Excess of Other Assets — (0.2)%		(23,005,643)

Net Assets — 100.0%		$11,982,163,345

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$104,755,638	$—		$(16,286,981	)(a)	$8,372	$22,564	$88,499,593	88,446,525	$640,654	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	4,770,000	(a)	—		—	—	5,390,000	5,390,000	165,387		—

						$8,372	$22,564	$93,889,593		$806,041		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	80	03/07/24	$13,731	$824,976
Euro STOXX 50 Index	417	03/15/24	20,965	444,156
FTSE 100 Index	132	03/15/24	12,713	(59,028)
SPI 200 Index	71	03/21/24	8,800	107,974

				$1,318,078

66	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,377,106	$—	$—	$—	$1,377,106

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$59,028	$—	$—	$—	$59,028

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Net Realized Gain (Loss) from Futures contracts	$—	$—	$1,901,703	$—	$—	$—	$1,901,703

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$77,231	$—	$—	$—	$77,231

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$54,134,003

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,468,563,418	$10,398,173,892	$—	$11,866,737,310
Preferred Stocks	—	44,476,034	—	44,476,034
Rights	66,051	—	—	66,051
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	93,889,593	—	—	93,889,593

	$1,562,519,062	$10,442,649,926	$—	$12,005,168,988

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,377,106	$—	$1,377,106

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI International Developed Markets ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Equity Contracts	$—	$(59,028)	$—	$(59,028)

	$—	$1,318,078	$—	1,318,078

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

68	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 21.3%
Abacus Group	118,192	$84,105
Abacus Storage King	118,213	88,023
Accent Group Ltd.	108,275	142,252
Adbri Ltd.(a)	130,415	259,409
AGL Energy Ltd.	167,744	947,409
Alpha HPA Ltd., NVS(a)	156,827	88,139
ALS Ltd.	127,141	1,044,595
Altium Ltd.	31,630	1,016,139
Alumina Ltd.(a)	669,191	503,441
AMP Ltd.	797,382	483,588
Ampol Ltd.	66,401	1,570,548
Ansell Ltd.	32,543	511,831
ANZ Group Holdings Ltd.	825,113	14,558,608
APA Group	348,038	1,925,031
APM Human Services International Ltd.	87,036	42,013
ARB Corp. Ltd.	21,451	468,926
Arena REIT	103,639	234,991
Aristocrat Leisure Ltd.	160,252	4,620,163
ASX Ltd.	53,139	2,271,817
Atlas Arteria Ltd.	320,356	1,129,383
AUB Group Ltd.	28,130	559,790
Audinate Group Ltd.(a)	20,873	224,714
Aurizon Holdings Ltd.	494,900	1,219,944
Aussie Broadband Ltd.(a)	57,045	142,818
Austal Ltd.	104,951	139,232
Australian Agricultural Co. Ltd.(a)	28,214	27,024
Australian Clinical Labs Ltd.	27,464	53,875
AVZ Minerals Ltd.(a)(b)	347,816	106,790
Bank of Queensland Ltd.	172,743	678,182
Bapcor Ltd.	88,491	323,922
Beach Energy Ltd.	420,840	451,619
Bega Cheese Ltd.	66,225	161,396
Bellevue Gold Ltd.(a)	334,738	289,555
Bendigo & Adelaide Bank Ltd.	158,052	1,009,784
BHP Group Ltd.	1,391,603	42,574,713
BlueScope Steel Ltd.	125,674	1,918,829
Boral Ltd.(a)	75,864	261,460
Boss Energy Ltd. (a)	102,077	369,356
Brambles Ltd.	381,284	3,635,454
Breville Group Ltd.	28,537	504,330
Brickworks Ltd.	20,890	398,750
BWP Trust	134,631	301,470
Calix Ltd.(a)(c)	40,607	44,607
Capricorn Metals Ltd.(a)	82,502	245,968
CAR Group Ltd.	98,330	2,111,274
Centuria Capital Group	149,821	167,128
Centuria Industrial REIT	165,055	349,661
Centuria Office REIT	114,702	99,312
Cettire Ltd.(a)	58,694	119,374
Chalice Mining Ltd.(a)	100,584	72,318
Challenger Ltd.	116,156	492,755
Champion Iron Ltd.	95,442	523,598
Charter Hall Group	128,714	1,003,930
Charter Hall Long Wale REIT	179,379	436,771
Charter Hall Retail REIT	143,245	346,088
Charter Hall Social Infrastructure REIT	84,636	152,690
Cleanaway Waste Management Ltd.	569,393	963,942
Clinuvel Pharmaceuticals Ltd.	9,375	95,907
Cochlear Ltd.	17,992	3,570,493
Codan Ltd./Australia	25,197	133,186

Security	Shares	Value

Australia (continued)
Coles Group Ltd.	367,486	$3,813,539
Collins Foods Ltd.	35,349	277,133
Commonwealth Bank of Australia	461,141	35,164,026
Computershare Ltd.	151,310	2,506,185
Core Lithium Ltd.(a)(c)	455,382	57,194
Coronado Global Resources Inc.(d)	184,717	196,479
Corporate Travel Management Ltd.	33,958	449,200
Costa Group Holdings Ltd.	108,821	226,413
Credit Corp. Group Ltd.	18,647	207,302
Cromwell Property Group	423,124	114,137
CSL Ltd.	133,006	26,119,390
CSR Ltd.	134,669	606,410
Data#3 Ltd.	35,995	228,913
De Grey Mining Ltd.(a)	404,448	321,853
Deep Yellow Ltd.(a)	201,126	189,951
Deterra Royalties Ltd.	121,457	437,420
Dexus	296,436	1,500,163
Dexus Industria REIT	44,678	81,630
Dicker Data Ltd.	17,253	126,927
Domain Holdings Australia Ltd.	77,569	168,320
Domino’s Pizza Enterprises Ltd.	18,928	486,855
Downer EDI Ltd.	164,518	448,056
Eagers Automotive Ltd.	44,426	409,652
Elders Ltd.	46,956	274,309
Endeavour Group Ltd./Australia	393,924	1,441,658
Evolution Mining Ltd.	504,371	1,056,528
EVT Ltd.	22,107	180,343
Firefinch Ltd.(a)(b)	298,353	25,445
FleetPartners Group Ltd., NVS(a)	82,448	164,638
Flight Centre Travel Group Ltd.	48,357	668,095
Fortescue Ltd.	464,950	8,985,971
G8 Education Ltd.	203,089	140,605
Genesis Minerals Ltd.(a)	273,489	289,919
Gold Road Resources Ltd.	293,900	290,387
Goodman Group	469,297	7,789,941
GPT Group (The)	532,604	1,609,729
GrainCorp Ltd., Class A	55,588	292,053
Growthpoint Properties Australia Ltd.	73,494	115,020
GUD Holdings Ltd.	38,001	301,636
Hansen Technologies Ltd.	56,859	191,015
Harvey Norman Holdings Ltd.	158,610	455,815
Healius Ltd.(a)	168,491	151,583
HealthCo REIT	127,174	113,306
Helia Group Ltd.	85,696	275,564
HMC Capital Ltd.	56,387	223,639
HomeCo Daily Needs REIT	475,479	391,419
HUB24 Ltd.	21,672	523,725
IDP Education Ltd.	74,091	948,791
IGO Ltd.	190,040	923,825
Iluka Resources Ltd.	115,402	538,994
Imdex Ltd.	118,524	130,772
Incitec Pivot Ltd.	530,524	926,497
Ingenia Communities Group	104,924	303,917
Inghams Group Ltd.	107,639	301,206
Insignia Financial Ltd.	173,013	240,235
Insurance Australia Group Ltd.	660,710	2,593,567
Integral Diagnostics Ltd.	45,123	58,318
IPH Ltd.	65,718	292,448
IRESS Ltd.	50,427	267,737
James Hardie Industries PLC(a)	121,471	4,563,718
JB Hi-Fi Ltd.	31,332	1,165,628
Johns Lyng Group Ltd.	61,445	271,200

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Judo Capital Holdings Ltd.(a)	175,129	$134,144
Jumbo Interactive Ltd.	15,336	157,263
Karoon Energy Ltd.(a)	224,250	282,144
Kelsian Group Ltd.	46,291	215,300
Latin Resources Ltd., NVS	659,469	72,574
Lendlease Corp. Ltd.	180,417	866,088
Leo Lithium Ltd.(a)(b)	292,832	87,315
Lifestyle Communities Ltd.	24,133	280,844
Link Administration Holdings Ltd.	149,909	212,401
Liontown Resources Ltd.(a)(c)	333,100	221,803
Lottery Corp. Ltd. (The)	611,167	2,006,085
Lovisa Holdings Ltd.	16,898	251,400
Lynas Rare Earths Ltd.(a)	249,577	948,962
MA Financial Group Ltd.	37,994	144,774
Maas Group Holdings Ltd.(c)	29,190	77,558
Macquarie Group Ltd.	101,382	12,509,466
Mader Group Ltd.(c)	14,592	61,643
Magellan Financial Group Ltd.	55,142	323,209
McMillan Shakespeare Ltd.	13,914	156,678
Medibank Pvt Ltd.	747,095	1,870,457
Megaport Ltd.(a)	47,388	386,980
Metcash Ltd.	250,641	594,561
Mineral Resources Ltd.	48,027	1,852,344
Mirvac Group	1,064,392	1,495,897
Monadelphous Group Ltd.	28,415	254,645
Mount Gibson Iron Ltd.(a)	186,674	64,474
Nanosonics Ltd.(a)	78,882	151,374
National Australia Bank Ltd.	859,053	18,117,769
National Storage REIT	345,845	518,668
Netwealth Group Ltd.	41,504	450,802
Neuren Pharmaceuticals Ltd., NVS(a)	30,487	467,082
New Hope Corp. Ltd.	142,118	497,077
NEXTDC Ltd.(a)	140,453	1,271,543
nib holdings Ltd.	136,496	721,908
Nick Scali Ltd.	14,583	117,904
Nickel Industries Ltd.	505,731	259,187
Nine Entertainment Co. Holdings Ltd.	359,582	461,342
Northern Star Resources Ltd.	314,084	2,694,152
NRW Holdings Ltd.	119,857	211,799
Nufarm Ltd./Australia	97,664	352,041
Objective Corp. Ltd.	9,001	72,219
oOh!media Ltd.	150,225	156,804
Orica Ltd.	126,944	1,338,865
Origin Energy Ltd.	471,142	2,629,538
Orora Ltd.	371,836	675,842
Paladin Energy Ltd.(a)	778,872	652,563
Pepper Money Ltd./Australia	79,075	68,997
Perenti Ltd.(a)	184,969	98,366
Perpetual Ltd.	31,084	523,065
Perseus Mining Ltd.	356,359	419,612
PEXA Group Ltd.(a)	36,589	273,429
Pilbara Minerals Ltd.(c)	769,371	1,752,370
Pinnacle Investment Management Group Ltd.	37,675	248,527
Platinum Asset Management Ltd.	148,566	113,797
PolyNovo Ltd.(a)	165,711	203,639
Premier Investments Ltd.	23,676	431,073
Pro Medicus Ltd.	14,471	953,335
PWR Holdings Ltd.	24,129	165,422
Qantas Airways Ltd.(a)	235,239	848,122
QBE Insurance Group Ltd.	410,186	4,223,514
Qube Holdings Ltd.	441,441	938,527
Ramelius Resources Ltd.(c)	314,544	326,708

Security	Shares	Value

Australia (continued)
Ramsay Health Care Ltd.	49,641	$1,654,959
REA Group Ltd.	14,641	1,746,183
Red 5 Ltd.(a)	725,870	148,891
Redox Ltd./Australia, NVS	51,743	77,397
Reece Ltd.	64,210	945,835
Region RE Ltd.	286,378	421,637
Regis Resources Ltd.(a)	213,334	290,959
Reliance Worldwide Corp. Ltd.	225,598	616,807
Resolute Mining Ltd.(a)	596,406	167,541
Rio Tinto Ltd.	101,917	8,769,688
Rural Funds Group	132,455	179,111
Sandfire Resources Ltd.(a)(c)	123,622	580,972
Santos Ltd.	891,736	4,506,780
Sayona Mining Ltd.(a)(c)	2,402,295	61,727
Scentre Group	1,430,894	2,844,685
SEEK Ltd.	98,294	1,620,404
Select Harvests Ltd.(a)(c)	44,272	108,046
Seven Group Holdings Ltd.	45,056	1,054,541
Sigma Healthcare Ltd.	409,755	276,798
Silex Systems Ltd.(a)	43,684	145,594
Silver Lake Resources Ltd.(a)	284,273	223,712
Sims Ltd.	47,131	441,459
SiteMinder Ltd.(a)	67,836	231,918
SmartGroup Corp. Ltd.	40,660	256,291
Sonic Healthcare Ltd.	125,587	2,618,514
South32 Ltd.	1,223,288	2,648,683
Stanmore Resources Ltd.	75,517	193,788
Star Entertainment Grp Ltd. (The)(a)	653,547	237,156
Steadfast Group Ltd.	264,408	1,023,093
Stockland	658,282	1,943,979
Strike Energy Ltd.(a)	544,307	152,521
Suncorp Group Ltd.	347,150	3,195,354
Super Retail Group Ltd.	40,207	414,944
Tabcorp Holdings Ltd.	643,751	334,437
Technology One Ltd.	80,805	825,600
Telix Pharmaceuticals Ltd.(a)	65,533	488,600
Telstra Corp. Ltd.	1,114,329	2,938,857
Temple & Webster Group Ltd.(a)	21,779	129,012
Transurban Group	847,784	7,447,978
Treasury Wine Estates Ltd.	220,238	1,544,336
Tyro Payments Ltd.(a)	104,863	74,392
Ventia Services Group Pty Ltd.	237,037	508,557
Vicinity Ltd.	1,068,891	1,418,853
Viva Energy Group Ltd.(d)	299,219	681,580
Vulcan Steel Ltd.	16,767	81,089
Washington H Soul Pattinson & Co. Ltd.	64,969	1,452,261
Waypoint REIT Ltd.	167,425	269,539
Webjet Ltd.(a)	105,695	512,801
Weebit Nano Ltd.(a)(c)	46,328	104,203
Wesfarmers Ltd.	313,379	11,863,570
West African Resources Ltd.(a)	307,687	195,022
Westgold Resources Ltd.(a)	125,692	181,329
Westpac Banking Corp.	963,424	15,113,829
Whitehaven Coal Ltd.	218,270	1,193,227
WiseTech Global Ltd.	45,933	2,162,576
Woodside Energy Group Ltd.	521,313	10,903,894
Woolworths Group Ltd.	335,400	7,876,853
Worley Ltd.	101,823	977,859
Xero Ltd.(a)	39,509	2,828,000
Yancoal Australia Ltd., NVS	94,479	368,569

		393,101,545

70	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 5.3%
AIA Group Ltd.	3,153,000	$24,727,138
ASMPT Ltd.	88,800	856,953
Bank of East Asia Ltd. (The)	339,000	385,497
BOC Hong Kong Holdings Ltd.	1,028,000	2,463,903
Brightoil Petroleum Holdings Ltd.(b)	763,800	1
Budweiser Brewing Co. APAC Ltd.(c)(d)	488,300	769,630
Cafe de Coral Holdings Ltd.	92,000	92,535
Champion REIT	653,000	155,491
Chow Sang Sang Holdings International Ltd.	90,000	98,082
CITIC Telecom International Holdings Ltd.	418,000	149,048
Citychamp Watch & Jewellery Group Ltd.(a)	564,000	77,913
CK Asset Holdings Ltd.	538,072	2,427,964
CK Hutchison Holdings Ltd.	737,072	3,806,844
CK Infrastructure Holdings Ltd.	168,000	997,725
CK Life Sciences International Holdings Inc.	1,190,000	80,879
CLP Holdings Ltd.	451,000	3,587,001
C-Mer Eye Care Holdings Ltd.(a)	258,000	87,198
Comba Telecom Systems Holdings Ltd.	528,000	44,064
Cowell e Holdings Inc.(a)	65,000	133,261
Dah Sing Banking Group Ltd.	119,200	71,658
Dah Sing Financial Holdings Ltd.	66,400	133,726
EC Healthcare	107,000	15,766
E-Commodities Holdings Ltd.	472,000	89,551
ESR Group Ltd.(d)	614,800	785,882
Far East Consortium International Ltd.	334,400	53,961
First Pacific Co. Ltd.	614,000	233,220
Fortune REIT	514,000	294,315
Fosun Tourism Group(a)(d)	70,600	36,205
Futu Holdings Ltd., ADR(a)	15,966	745,932
Galaxy Entertainment Group Ltd.	606,000	3,145,067
Giordano International Ltd.	292,000	76,567
Guotai Junan International Holdings Ltd.	817,000	51,337
Hang Lung Group Ltd.	208,000	250,395
Hang Lung Properties Ltd.	505,000	586,285
Hang Seng Bank Ltd.	208,100	2,166,356
Health and Happiness H&H International Holdings Ltd.	51,000	66,624
Henderson Land Development Co. Ltd.	397,970	1,036,959
HKBN Ltd.	279,500	116,149
HKT Trust & HKT Ltd., Class SS	1,044,720	1,254,980
Hong Kong & China Gas Co. Ltd.	3,107,525	2,211,399
Hong Kong Exchanges & Clearing Ltd.	308,500	9,353,349
Hongkong Land Holdings Ltd.	308,500	962,984
Hsin Chong Group Holdings Ltd.(b)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	674,000	89,479
Hysan Development Co. Ltd.	186,000	321,035
IGG Inc.(a)	307,000	109,273
Jardine Matheson Holdings Ltd.	44,000	1,766,781
Johnson Electric Holdings Ltd.	129,500	169,825
JS Global Lifestyle Co. Ltd.(d)	382,500	59,137
Kerry Logistics Network Ltd.	104,151	115,717
Kerry Properties Ltd.	156,500	248,519
Link REIT	705,700	3,539,567
Luk Fook Holdings International Ltd.	90,000	222,968
Man Wah Holdings Ltd.	505,600	315,168
Melco International Development Ltd.(a)	205,000	132,959
Melco Resorts & Entertainment Ltd., ADR(a)	58,595	457,627
MTR Corp. Ltd.	417,500	1,358,257
New World Development Co. Ltd.	414,000	507,420
Nissin Foods Co. Ltd.	66,000	48,688
NWS Holdings Ltd.	269,000	233,740

Security	Shares	Value

Hong Kong (continued)
Pacific Basin Shipping Ltd.	1,415,000	$393,878
PAX Global Technology Ltd.	193,000	135,037
PCCW Ltd.	1,238,000	640,358
Perfect Medical Health Management Ltd.	65,000	24,990
Power Assets Holdings Ltd.	382,500	2,239,608
Realord Group Holdings Ltd.(a)	108,000	73,492
Sa Sa International Holdings Ltd.(a)	214,000	22,437
Sands China Ltd.(a)	651,200	1,709,250
Shangri-La Asia Ltd.(a)	360,000	223,705
Shun Tak Holdings Ltd.(a)	500,000	49,922
Sino Land Co. Ltd.	976,000	1,019,494
SITC International Holdings Co. Ltd.	350,000	531,070
SJM Holdings Ltd.(a)	674,000	189,413
SmarTone Telecommunications Holdings Ltd.	161,000	80,521
Stella International Holdings Ltd.	183,500	242,004
Sun Hung Kai Properties Ltd.	399,500	3,728,688
SUNeVision Holdings Ltd.	244,000	83,722
Swire Pacific Ltd., Class A	121,500	940,049
Swire Properties Ltd.	312,400	583,805
Techtronic Industries Co. Ltd.	376,500	3,998,846
Texhong Textile Group Ltd.(a)	131,000	61,998
Theme International Holdings Ltd.(a)	1,170,000	62,130
United Energy Group Ltd.	2,436,000	258,874
United Laboratories International Holdings Ltd. (The)	286,000	247,233
Value Partners Group Ltd.(c)	526,000	121,119
Vitasoy International Holdings Ltd.	252,000	193,430
Viva Goods Co. Ltd.(a)	1,136,000	101,811
Vobile Group Ltd.(a)(c)	352,000	65,287
VSTECS Holdings Ltd.	152,000	81,904
VTech Holdings Ltd.	53,500	309,871
WH Group Ltd.(d)	2,308,000	1,361,707
Wharf Holdings Ltd. (The)	297,898	870,365
Wharf Real Estate Investment Co. Ltd.	452,000	1,324,285
Xinyi Glass Holdings Ltd.	443,000	367,258
Yue Yuen Industrial Holdings Ltd.	203,000	191,435

		96,904,951

Japan — 68.5%
77 Bank Ltd. (The)	13,900	334,341
Abalance Corp.	2,700	49,487
ABC-Mart Inc.	26,900	466,191
Activia Properties Inc.	181	492,929
Adastria Co. Ltd.	6,800	158,515
ADEKA Corp.	21,800	426,554
Advance Logistics Investment Corp.	211	183,355
Advance Residence Investment Corp.	366	805,988
Advantest Corp.	210,500	8,377,441
Aeon Co. Ltd.	179,800	4,296,712
Aeon Delight Co. Ltd.	6,600	169,059
AEON Financial Service Co. Ltd.	29,800	271,408
Aeon Hokkaido Corp.	10,100	65,426
Aeon Mall Co. Ltd.	24,600	304,500
AEON REIT Investment Corp.	508	478,679
AGC Inc.	53,800	2,023,323
Ai Holdings Corp.	7,700	129,260
Aica Kogyo Co. Ltd.	13,100	303,540
Aichi Corp.	10,700	80,495
Aichi Financial Group Inc., NVS	13,400	236,556
Aida Engineering Ltd.	6,700	38,095
Aiful Corp.	80,800	202,578
Ain Holdings Inc.	7,300	238,224
Air Water Inc.	48,900	645,931
Airtrip Corp.	1,900	23,386

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aisin Corp.	39,200	$1,463,535
Ajinomoto Co. Inc.	121,700	4,997,600
Alfresa Holdings Corp.	50,400	826,507
Alpen Co. Ltd.	1,700	23,410
Alps Alpine Co. Ltd.	51,524	382,387
Amada Co. Ltd.	94,500	1,019,809
Amano Corp.	16,700	384,845
Amvis Holdings Inc.	9,500	175,019
ANA Holdings Inc.(a)	42,300	934,752
Anicom Holdings Inc.	24,800	98,484
Anritsu Corp.	36,400	288,238
Anycolor Inc.(a)(c)	4,800	121,781
AOKI Holdings Inc.	7,500	59,690
Aozora Bank Ltd.(c)	31,100	683,667
Appier Group Inc.(a)	18,700	218,799
Arata Corp.	9,400	208,645
ARCLANDS Corp.	9,923	113,633
Arcs Co. Ltd.	11,800	234,788
Argo Graphics Inc.	4,700	137,913
Ariake Japan Co. Ltd.	4,300	137,882
Artience Co. Ltd.	8,800	164,663
As One Corp.	6,800	256,711
Asahi Group Holdings Ltd.	132,000	4,906,168
Asahi Holdings Inc.	20,200	281,277
Asahi Intecc Co. Ltd.	58,600	1,113,452
Asahi Kasei Corp.	351,400	2,664,856
Asahi Yukizai Corp.	3,400	94,586
Asics Corp.	44,500	1,352,182
ASKUL Corp.	9,500	128,408
Astellas Pharma Inc.	498,200	5,800,280
Atom Corp.(a)(c)	30,700	195,065
Autobacs Seven Co. Ltd.	17,500	190,244
Avex Inc.	5,300	50,841
Awa Bank Ltd. (The)	9,700	162,697
Axial Retailing Inc.	5,600	154,916
Azbil Corp.	32,000	1,034,070
AZ-COM MARUWA Holdings Inc.	7,600	78,263
Bandai Namco Holdings Inc.	164,600	3,564,008
Bank of Nagoya Ltd. (The)	2,800	105,282
Base Co. Ltd.	1,700	37,605
BayCurrent Consulting Inc.	37,200	864,863
Belc Co. Ltd.	3,500	149,538
Bell System24 Holdings Inc.	11,300	137,745
Belluna Co. Ltd.	7,600	32,704
Benefit One Inc.(c)	21,800	311,082
Benesse Holdings Inc.	19,200	339,541
Bengo4.com Inc.(a)(c)	900	24,299
Bic Camera Inc.	26,900	250,748
BIPROGY Inc.	21,800	638,270
BML Inc.	5,200	100,498
Bridgestone Corp.	156,700	6,790,231
Brother Industries Ltd.	63,200	1,058,762
Bunka Shutter Co. Ltd.	14,000	139,457
C Uyemura & Co. Ltd.	2,300	174,535
C.I. Takiron Corp.	16,700	73,700
Calbee Inc.	24,100	506,587
Canon Electronics Inc.	4,100	58,294
Canon Inc.	275,400	7,586,478
Canon Marketing Japan Inc.	11,300	343,804
Capcom Co. Ltd.	47,000	1,792,522
Casio Computer Co. Ltd.	49,900	430,253
Cawachi Ltd.	1,400	25,657

Security	Shares	Value

Japan (continued)
Central Glass Co. Ltd.	5,000	$93,551
Central Japan Railway Co.	197,600	4,938,545
Change Holdings Inc.(c)	12,400	114,033
Chiba Bank Ltd. (The)	144,000	1,067,078
Chiyoda Corp.(a)	31,800	72,932
Chofu Seisakusho Co. Ltd.	3,100	44,346
Chubu Electric Power Co. Inc.	180,100	2,336,381
Chudenko Corp.	8,500	160,271
Chugai Pharmaceutical Co. Ltd.	184,400	6,632,908
Chugin Financial Group Inc., NVS	44,000	311,566
Chugoku Electric Power Co. Inc. (The)	86,100	612,197
Chugoku Marine Paints Ltd.	6,600	83,957
Citizen Watch Co. Ltd.	51,500	326,628
CKD Corp.	13,200	232,757
Coca-Cola Bottlers Japan Holdings Inc.	38,025	516,076
COLOPL Inc.	25,000	106,786
Colowide Co. Ltd.	20,600	329,341
Comforia Residential REIT Inc.	193	404,495
COMSYS Holdings Corp.	31,200	683,127
Comture Corp.	6,900	85,323
Concordia Financial Group Ltd.	293,300	1,397,705
Cosmo Energy Holdings Co. Ltd.	17,900	743,443
Cosmos Pharmaceutical Corp.	5,500	590,778
Cover Corp.(a)(c)	7,500	144,217
CRE Logistics REIT Inc.	188	196,680
Create Restaurants Holdings Inc.	31,700	237,915
Create SD Holdings Co. Ltd.	7,100	154,505
Credit Saison Co. Ltd.	41,500	770,301
Curves Holdings Co. Ltd.	7,700	35,673
CyberAgent Inc.	125,500	809,955
CYBERDYNE Inc.(a)	30,700	42,682
Cybozu Inc.	5,600	84,071
Dai Nippon Printing Co. Ltd.	57,100	1,652,471
Daicel Corp.	63,000	617,222
Daido Steel Co. Ltd.	36,200	377,217
Daiei Kankyo Co. Ltd.	10,400	176,928
Daifuku Co. Ltd.	85,300	1,682,116
Daihen Corp.	5,700	270,092
Daiho Corp.	1,700	44,653
Dai-ichi Life Holdings Inc.	258,600	5,671,812
Daiichi Sankyo Co. Ltd.	507,600	15,197,054
Daiichikosho Co. Ltd.	19,800	271,257
Daiki Aluminium Industry Co. Ltd.	4,200	35,572
Daikin Industries Ltd.	72,700	11,648,880
Daikokutenbussan Co. Ltd.	900	50,947
Daio Paper Corp.	29,100	219,188
Daiseki Co. Ltd.	10,540	301,369
Daishi Hokuetsu Financial Group Inc.	9,200	254,975
Daito Trust Construction Co. Ltd.	17,200	1,956,509
Daiwa House Industry Co. Ltd.	162,700	5,031,000
Daiwa House REIT Investment Corp.	645	1,139,651
Daiwa Industries Ltd.	5,300	56,535
Daiwa Office Investment Corp.	74	315,463
Daiwa Securities Group Inc.	367,500	2,633,822
Daiwa Securities Living Investments Corp.	555	399,300
Daiwabo Holdings Co. Ltd.	22,100	480,558
DCM Holdings Co. Ltd.	30,800	286,915
Demae-Can Co. Ltd.(a)(c)	7,900	22,480
DeNA Co. Ltd.	20,900	211,017
Denka Co. Ltd.	22,700	395,848
Denso Corp.	520,100	8,169,757
Dentsu Group Inc.	56,400	1,496,927

72	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dentsu Soken Inc.	7,100	$265,084
Descente Ltd.	9,100	210,183
Dexerials Corp.	17,100	492,796
DIC Corp.	20,700	390,677
Digital Arts Inc.	2,800	95,976
Digital Garage Inc.	7,900	190,464
Dip Corp.	8,400	143,457
Disco Corp.	25,400	6,853,910
DMG Mori Co. Ltd.	32,700	654,771
Doshisha Co. Ltd.	4,000	60,231
Doutor Nichires Holdings Co. Ltd.	10,400	153,557
Dowa Holdings Co. Ltd.	14,800	516,155
DTS Corp.	11,900	292,686
Duskin Co. Ltd.	12,000	278,621
DyDo Group Holdings Inc.	5,800	116,474
Eagle Industry Co. Ltd.	5,800	67,188
Earth Corp.	3,900	119,389
East Japan Railway Co.	83,100	4,752,707
Ebara Corp.	26,000	1,628,305
EDION Corp.	17,500	192,698
eGuarantee Inc.	6,900	89,932
Eiken Chemical Co. Ltd.	7,200	89,741
Eisai Co. Ltd.	69,000	3,249,115
Eizo Corp.	4,400	151,930
Elan Corp.	5,300	38,005
Elecom Co. Ltd.	10,700	124,441
Electric Power Development Co. Ltd.	40,600	681,979
EM Systems Co. Ltd.	6,200	29,504
en Japan Inc.	6,900	127,522
ENEOS Holdings Inc.	790,500	3,192,476
Enplas Corp.	1,600	130,000
eRex Co. Ltd.(c)	7,800	43,381
ES-Con Japan Ltd.(a)	8,200	56,417
Euglena Co. Ltd.(a)(c)	24,900	116,687
Exedy Corp.	8,500	163,076
EXEO Group Inc.	25,300	565,053
Ezaki Glico Co. Ltd.	14,200	415,471
Fancl Corp.	22,900	361,628
FANUC Corp.	261,300	7,228,175
Fast Retailing Co. Ltd.	48,400	12,921,675
FCC Co. Ltd.	10,100	131,582
Ferrotec Holdings Corp.	13,000	250,723
Financial Partners Group Co. Ltd.	20,500	235,110
Food & Life Companies Ltd.	30,700	614,320
FP Corp.	11,400	220,860
FP Partner Inc.	2,200	91,515
Freee KK(a)(c)	12,800	240,950
Frontier Real Estate Investment Corp.	122	360,617
Fuji Co. Ltd./Ehime	5,700	76,833
Fuji Corp./Aichi	20,000	338,870
Fuji Electric Co. Ltd.	35,000	1,752,800
Fuji Kyuko Co. Ltd.	6,100	180,308
Fuji Media Holdings Inc.	13,100	155,192
Fuji Oil Holdings Inc.	11,700	187,421
Fuji Seal International Inc.	9,000	106,135
Fuji Soft Inc.	14,300	626,803
Fujicco Co. Ltd.	3,200	43,921
FUJIFILM Holdings Corp.(c)	102,200	6,477,937
Fujikura Ltd.	65,300	536,799
Fujimi Inc.	13,500	270,537
Fujimori Kogyo Co. Ltd.	4,300	118,761
Fujio Food Group Inc.(a)	6,300	62,747

Security	Shares	Value

Japan (continued)
Fujitec Co. Ltd.	15,000	$382,732
Fujitsu General Ltd.	19,700	288,647
Fujitsu Ltd.	48,600	6,726,932
Fujiya Co. Ltd.(c)	3,300	55,430
Fukuda Denshi Co. Ltd.	4,300	229,282
Fukui Computer Holdings Inc.	1,900	33,536
Fukuoka Financial Group Inc.	43,532	1,069,898
Fukuoka REIT Corp.	197	233,020
Fukushima Galilei Co. Ltd.	4,200	146,282
Fukuyama Transporting Co. Ltd.	6,300	174,240
Fullcast Holdings Co. Ltd.	2,900	35,012
Funai Soken Holdings Inc.	10,200	177,598
Furukawa Co. Ltd.	4,900	64,228
Furukawa Electric Co. Ltd.	18,800	341,980
Fuso Chemical Co. Ltd.	5,700	160,512
Future Corp.	8,900	105,631
Fuyo General Lease Co. Ltd.	4,100	366,648
G-7 Holdings Inc.	3,000	25,575
Genky DrugStores Co. Ltd.	1,300	59,147
Geo Holdings Corp.	4,400	71,888
Giken Ltd.	2,600	38,135
Global One Real Estate Investment Corp.	314	233,931
GLOBERIDE Inc.	2,200	30,964
Glory Ltd.	11,600	239,673
GLP J-REIT	1,263	1,127,649
GMO Financial Gate Inc.(c)	1,500	103,241
GMO Financial Holdings Inc.	9,500	48,550
GMO internet group Inc.	20,100	362,250
GMO Payment Gateway Inc.	11,000	663,721
GNI Group Ltd.(a)	14,500	259,889
Goldcrest Co. Ltd.	3,600	57,413
Goldwin Inc.	5,900	396,889
Gree Inc.	8,800	35,008
GS Yuasa Corp.	24,300	350,473
G-Tekt Corp.	4,900	60,906
GungHo Online Entertainment Inc.(a)	10,300	173,168
Gunma Bank Ltd. (The)	89,700	442,329
Gunze Ltd.	3,900	142,549
H.U. Group Holdings Inc.	14,300	265,835
H2O Retailing Corp.	27,000	289,070
Hachijuni Bank Ltd. (The)	95,700	521,556
Hakuhodo DY Holdings Inc.	61,200	470,091
Hakuto Co. Ltd.	3,000	124,197
Halows Co. Ltd.	2,200	65,232
Hamakyorex Co. Ltd.	4,900	136,436
Hamamatsu Photonics KK	38,600	1,524,889
Hankyu Hanshin Holdings Inc.	63,700	1,948,935
Hankyu Hanshin REIT Inc.(c)	201	199,026
Hanwa Co. Ltd.	8,500	310,900
Harmonic Drive Systems Inc.	13,900	336,848
Haseko Corp.	65,400	850,454
Hazama Ando Corp.	39,600	319,797
Heiwa Corp.	14,200	210,981
Heiwa Real Estate Co. Ltd.	9,400	248,520
Heiwa Real Estate REIT Inc.	295	274,155
Heiwado Co. Ltd.	8,700	129,928
Hiday Hidaka Corp.	7,800	157,222
Hikari Tsushin Inc.	5,500	958,374
Hino Motors Ltd.(a)	68,900	234,576
Hioki E.E. Corp.	2,000	88,752
Hirata Corp.	2,000	91,491
Hirogin Holdings Inc.	68,600	460,326

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hirose Electric Co. Ltd.	8,400	$977,363
HIS Co. Ltd.(a)	17,600	213,812
Hisamitsu Pharmaceutical Co. Inc.	13,900	396,182
Hitachi Construction Machinery Co. Ltd.	28,100	797,265
Hitachi Ltd.	255,400	20,061,759
Hitachi Zosen Corp.	38,200	235,706
Hogy Medical Co. Ltd.	6,200	149,469
Hokkaido Electric Power Co. Inc.	55,800	248,955
Hokkoku Financial Holdings Inc.	5,100	151,742
Hokuetsu Corp.	30,900	292,141
Hokuhoku Financial Group Inc.	31,900	337,950
Hokuriku Electric Power Co.(a)	50,200	245,465
Hokuto Corp.	3,100	37,816
Honda Motor Co. Ltd.	1,269,600	14,191,665
Horiba Ltd.	9,500	762,223
Hoshino Resorts REIT Inc.	69	240,810
Hoshizaki Corp.	30,400	1,105,993
Hosiden Corp.	10,600	130,121
House Foods Group Inc.	18,300	402,810
Hoya Corp.	97,700	12,410,740
Hulic Co. Ltd.	110,000	1,214,658
Hulic REIT Inc.	380	400,165
Hyakugo Bank Ltd. (The)	62,200	241,233
Ibiden Co. Ltd.	31,300	1,575,014
Ichibanya Co. Ltd.	3,800	167,489
Ichigo Inc.	69,400	185,005
Ichigo Office REIT Investment Corp.	305	171,389
Idec Corp./Japan	7,800	156,090
Idemitsu Kosan Co. Ltd.	270,635	1,502,831
IDOM Inc.	19,800	118,265
IHI Corp.	37,600	719,152
Iida Group Holdings Co. Ltd.	43,200	652,188
Iino Kaiun Kaisha Ltd.	16,400	143,226
I’ll Inc.	2,800	62,166
Inaba Denki Sangyo Co. Ltd.	11,600	277,168
Inabata & Co. Ltd.	10,400	226,298
Inageya Co. Ltd.	4,500	38,671
Industrial & Infrastructure Fund Investment Corp.	571	516,722
Infocom Corp.	8,100	134,488
Infomart Corp.	55,100	147,882
INFRONEER Holdings Inc.	50,100	523,719
Inpex Corp.	266,800	3,626,467
Insource Co. Ltd.	9,500	53,700
Internet Initiative Japan Inc.	29,000	562,351
Invincible Investment Corp.	1,881	773,281
Iriso Electronics Co. Ltd.	4,500	105,234
Isetan Mitsukoshi Holdings Ltd.	96,500	1,128,308
Ispace Inc./Japan, NVS(c)	6,600	48,154
Isuzu Motors Ltd.	159,400	2,175,004
Ito En Ltd.	14,600	423,831
ITOCHU Corp.	326,700	14,826,986
Itochu Enex Co. Ltd.	16,900	181,000
Itochu-Shokuhin Co. Ltd.	1,300	66,417
Itoham Yonekyu Holdings Inc.	6,980	195,576
Iwatani Corp.	11,800	527,301
Iyogin Holdings Inc., NVS	73,900	502,663
Izumi Co. Ltd.	7,600	178,910
J Front Retailing Co. Ltd.	65,400	605,691
J Trust Co. Ltd.(c)	21,200	68,601
JAC Recruitment Co. Ltd.	17,100	78,126
Jaccs Co. Ltd.	5,800	222,180
JAFCO Group Co. Ltd.	12,800	151,817

Security	Shares	Value

Japan (continued)
Japan Airlines Co. Ltd.	39,900	$766,709
Japan Airport Terminal Co. Ltd.	16,700	663,206
Japan Aviation Electronics Industry Ltd.	14,200	244,135
Japan Display Inc.(a)	169,400	22,876
Japan Elevator Service Holdings Co. Ltd.	20,000	302,230
Japan Excellent Inc.	357	295,165
Japan Exchange Group Inc.	138,100	3,056,388
Japan Hotel REIT Investment Corp.	1,305	670,637
Japan Lifeline Co. Ltd.	13,700	122,247
Japan Logistics Fund Inc.	254	469,651
Japan Material Co. Ltd.	19,100	322,748
Japan Metropolitan Fund Invest	1,939	1,316,277
Japan Petroleum Exploration Co. Ltd.	9,000	366,101
Japan Post Bank Co. Ltd.	398,800	4,147,459
Japan Post Holdings Co. Ltd.	572,000	5,475,574
Japan Post Insurance Co. Ltd.	52,400	981,027
Japan Prime Realty Investment Corp.	235	562,664
Japan Pulp & Paper Co. Ltd.	1,600	54,773
Japan Real Estate Investment Corp.	341	1,307,237
Japan Securities Finance Co. Ltd.	25,900	274,484
Japan Steel Works Ltd. (The)	18,400	302,827
Japan Tobacco Inc.	330,400	8,708,480
Japan Wool Textile Co. Ltd. (The)	14,400	145,251
JCR Pharmaceuticals Co. Ltd.	19,000	139,996
JCU Corp.	4,400	111,041
JDC Corp.	13,300	49,329
Jeol Ltd.	12,100	553,138
JFE Holdings Inc.	160,700	2,537,263
JGC Holdings Corp.	61,800	723,892
JINS Holdings Inc.	4,400	124,056
JMDC Inc.	6,000	158,775
J-Oil Mills Inc.	3,600	49,898
Joshin Denki Co. Ltd.	2,600	43,391
Joyful Honda Co. Ltd.	13,000	172,419
JSR Corp.	50,100	1,366,460
JTEKT Corp.	61,400	561,800
JTOWER Inc.(a)(c)	1,900	58,533
Juroku Financial Group Inc.	7,400	207,470
Justsystems Corp.	8,700	181,777
JVCKenwood Corp.	43,100	209,600
Kadokawa Corp.	24,200	512,009
Kaga Electronics Co. Ltd.	5,100	236,079
Kagome Co. Ltd.	21,000	517,022
Kajima Corp.	116,300	2,075,589
Kakaku.com Inc.	35,100	399,273
Kaken Pharmaceutical Co. Ltd.	7,600	179,487
Kameda Seika Co. Ltd.	4,300	122,122
Kamigumi Co. Ltd.	25,200	579,746
Kanamoto Co. Ltd.	9,800	187,189
Kandenko Co. Ltd.	26,800	275,612
Kaneka Corp.	11,500	279,650
Kanematsu Corp.	19,700	305,435
Kansai Electric Power Co. Inc. (The)	193,500	2,639,753
Kansai Paint Co. Ltd.	50,400	842,679
Kanto Denka Kogyo Co. Ltd.	6,000	35,910
Kao Corp.	127,800	5,056,734
Kappa Create Co. Ltd.(a)	4,500	53,825
Kasumigaseki Capital Co. Ltd.	1,300	110,173
Katakura Industries Co. Ltd.	2,700	31,098
Katitas Co. Ltd.	12,400	154,164
Kato Sangyo Co. Ltd.	5,600	182,602
Kawasaki Heavy Industries Ltd.	40,700	921,443

74	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kawasaki Kisen Kaisha Ltd.	37,200	$1,812,525
KDDI Corp.	410,700	13,608,559
KDX Realty Investment Corp.	1,161	1,259,385
KeePer Technical Laboratory Co. Ltd.	3,600	158,872
Keihan Holdings Co. Ltd.	28,300	690,212
Keihanshin Building Co. Ltd.	4,300	43,452
Keikyu Corp.	61,800	539,787
Keio Corp.(c)	27,900	816,363
Keisei Electric Railway Co. Ltd.	35,000	1,583,745
Keiyo Bank Ltd. (The)	27,500	134,619
Kewpie Corp.	28,300	503,638
Keyence Corp.	53,800	24,070,006
KFC Holdings Japan Ltd.	5,400	123,887
KH Neochem Co. Ltd.	9,100	141,811
Kikkoman Corp.	37,200	2,288,850
Kinden Corp.	35,400	589,925
Kintetsu Department Store Co. Ltd.	3,500	60,477
Kintetsu Group Holdings Co. Ltd.	50,900	1,570,645
Kirin Holdings Co. Ltd.	217,400	3,124,898
Kisoji Co. Ltd.	8,600	155,965
Kissei Pharmaceutical Co. Ltd.	6,900	147,335
Ki-Star Real Estate Co. Ltd.	1,400	33,064
Kitz Corp.	23,000	188,046
Kiyo Bank Ltd. (The)	13,200	148,775
Koa Corp.	6,300	64,463
Kobayashi Pharmaceutical Co. Ltd.	14,400	649,880
Kobe Bussan Co. Ltd.	40,300	1,029,774
Kobe Steel Ltd.	96,400	1,331,080
Koei Tecmo Holdings Co. Ltd.	33,972	423,161
Kohnan Shoji Co. Ltd.	5,300	140,792
Koito Manufacturing Co. Ltd.	52,100	797,614
Kokuyo Co. Ltd.	21,700	349,468
Komatsu Ltd.	254,600	7,243,357
KOMEDA Holdings Co. Ltd.	11,200	214,673
Komeri Co. Ltd.	8,400	188,216
Konami Group Corp.	28,200	1,734,249
Konica Minolta Inc.(a)	137,700	377,878
Konishi Co. Ltd.	17,900	171,422
Konoike Transport Co. Ltd.	5,500	73,169
Kosaido Holdings Co. Ltd.	20,200	102,494
Kose Corp.	9,300	608,431
Koshidaka Holdings Co. Ltd.	17,600	112,122
Kotobuki Spirits Co. Ltd.	24,700	332,329
Krosaki Harima Corp.	1,200	100,208
K’s Holdings Corp.	38,300	348,077
Kubota Corp.	276,400	4,183,995
Kumagai Gumi Co. Ltd.	8,200	213,413
Kumiai Chemical Industry Co. Ltd.	26,000	149,092
Kura Sushi Inc.	4,700	125,943
Kuraray Co. Ltd.	80,100	840,390
Kureha Corp.	11,400	218,221
Kurita Water Industries Ltd.	28,500	1,040,848
Kusuri no Aoki Holdings Co. Ltd.	13,800	297,938
KYB Corp.	4,800	166,433
Kyocera Corp.	352,800	5,165,017
Kyoei Steel Ltd.	4,800	68,994
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,000	136,875
Kyorin Pharmaceutical Co. Ltd.	10,900	131,691
Kyoritsu Maintenance Co. Ltd.	8,000	328,730
Kyoto Financial Group Inc.	64,200	1,066,969
Kyowa Kirin Co. Ltd.	73,100	1,151,469
Kyudenko Corp.	12,100	460,260

Security	Shares	Value

Japan (continued)
Kyushu Electric Power Co. Inc.(a)	110,100	$824,552
Kyushu Financial Group Inc.	96,300	612,814
Kyushu Railway Co.	37,800	830,844
LaSalle Logiport REIT	504	510,375
Lasertec Corp.	21,200	5,521,095
Lawson Inc.	12,300	704,029
Leopalace21 Corp.(a)	63,100	176,505
Life Corp.	7,700	195,539
LIFENET INSURANCE Co.(a)(c)	11,800	100,042
Link And Motivation Inc.	5,700	21,383
Lintec Corp.	11,400	215,902
Lion Corp.	61,900	551,784
LITALICO Inc.	3,900	56,825
Lixil Corp.	76,900	1,027,612
LY Corp.	744,000	2,314,608
M&A Capital Partners Co. Ltd.	5,300	81,626
M&A Research Institute Holdings Inc., NVS(a)	6,200	220,668
M3 Inc.	122,500	1,933,050
Mabuchi Motor Co. Ltd.	27,700	480,105
Macnica Holdings Inc.	12,800	677,323
Maeda Kosen Co. Ltd.	5,700	124,258
Makino Milling Machine Co. Ltd.	6,500	263,281
Makita Corp.	61,800	1,663,346
Management Solutions Co. Ltd.	1,500	30,358
Mandom Corp.	12,200	106,205
Mani Inc.	20,800	288,958
Marubeni Corp.	394,100	6,722,031
Maruha Nichiro Corp.	9,500	187,968
Marui Group Co. Ltd.	50,100	828,412
Maruichi Steel Tube Ltd.	17,900	456,084
MARUKA FURUSATO Corp.	4,400	73,064
Maruwa Co. Ltd./Aichi	2,400	480,206
Maruzen Showa Unyu Co. Ltd.	1,900	52,457
Matsuda Sangyo Co. Ltd.	3,600	67,000
Matsui Securities Co. Ltd.	31,900	179,215
MatsukiyoCocokara & Co.	95,690	1,739,335
Matsuyafoods Holdings Co. Ltd.	1,700	68,378
Max Co. Ltd.	9,100	202,248
Maxell Ltd.	10,400	114,385
Maxvalu Tokai Co. Ltd.	2,400	52,918
Mazda Motor Corp.	154,300	1,870,648
McDonald’s Holdings Co. Japan Ltd.	23,800	1,059,682
MCJ Co. Ltd.	15,900	133,328
Mebuki Financial Group Inc.	260,390	779,398
Medipal Holdings Corp.	51,700	825,183
Medley Inc.(a)	5,300	166,176
Megachips Corp.	4,600	148,527
Megmilk Snow Brand Co. Ltd.	11,900	186,631
Meidensha Corp.	9,900	177,461
MEIJI Holdings Co. Ltd.	64,800	1,567,163
Meiko Electronics Co. Ltd.	4,500	122,570
MEITEC Group Holdings Inc.	19,600	387,753
Melco Holdings Inc.	1,200	26,703
Menicon Co. Ltd.	18,700	271,562
Mercari Inc.(a)	29,900	494,362
METAWATER Co. Ltd.	8,600	125,332
Micronics Japan Co. Ltd.	7,800	231,608
Mie Kotsu Group Holdings Inc.	24,800	105,590
Milbon Co. Ltd.	6,400	152,945
Mimasu Semiconductor Industry Co. Ltd.	2,700	58,192
MINEBEA MITSUMI Inc.	101,600	2,100,093
Mirai Corp.	565	172,763

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mirai Industry Co. Ltd.	3,200	$100,221
MIRAIT ONE corp.	28,100	371,256
MISUMI Group Inc.	80,300	1,376,735
Mitani Sekisan Co. Ltd.	2,800	96,204
Mitsubishi Chemical Group Corp.	357,500	2,155,632
Mitsubishi Corp.	948,200	16,342,172
Mitsubishi Electric Corp.	531,900	7,893,555
Mitsubishi Estate Co. Ltd.	310,500	4,302,261
Mitsubishi Estate Logistics REIT Investment Corp.	117	293,133
Mitsubishi Gas Chemical Co. Inc.	43,400	708,760
Mitsubishi HC Capital Inc.	224,400	1,591,096
Mitsubishi Heavy Industries Ltd.	87,800	5,856,565
Mitsubishi Logisnext Co. Ltd.	8,400	86,999
Mitsubishi Logistics Corp.	13,900	429,359
Mitsubishi Materials Corp.	34,800	637,101
Mitsubishi Motors Corp.	174,400	549,546
Mitsubishi Pencil Co. Ltd.	5,300	72,070
Mitsubishi Research Institute Inc.	1,600	53,632
Mitsubishi Shokuhin Co. Ltd.	5,400	183,579
Mitsubishi UFJ Financial Group Inc.	3,137,000	29,382,856
Mitsuboshi Belting Ltd.	5,000	166,789
Mitsui & Co. Ltd.	356,900	14,474,874
Mitsui Chemicals Inc.	47,500	1,397,937
Mitsui DM Sugar Holdings Co. Ltd.	3,200	73,529
Mitsui Fudosan Co. Ltd.	245,100	6,152,933
Mitsui Fudosan Logistics Park Inc.	163	488,663
Mitsui High-Tec Inc.	4,700	216,936
Mitsui Mining & Smelting Co. Ltd.	16,200	500,828
Mitsui OSK Lines Ltd.	94,400	3,390,892
Mitsui-Soko Holdings Co. Ltd.	6,100	203,744
Mitsuuroko Group Holdings Co. Ltd.	7,600	79,296
Miura Co. Ltd.	24,200	442,221
Mixi Inc.	11,500	197,259
Mizuho Financial Group Inc.	662,720	12,036,029
Mizuho Leasing Co. Ltd.	6,800	246,437
Mizuno Corp.	5,200	155,130
Mochida Pharmaceutical Co. Ltd.	5,000	113,044
Modec Inc.(a)	3,300	51,534
Monex Group Inc.	47,000	244,599
Money Forward Inc.(a)	11,800	460,578
Monogatari Corp. (The)	8,100	285,609
MonotaRO Co. Ltd.	68,500	645,148
Mori Hills REIT Investment Corp.	413	384,362
Mori Trust REIT Inc.	664	337,197
Morinaga & Co. Ltd./Japan	19,500	372,174
Morinaga Milk Industry Co. Ltd.	18,900	387,044
Morita Holdings Corp.	5,100	55,076
MOS Food Services Inc.	6,300	146,526
MS&AD Insurance Group Holdings Inc.	117,900	4,868,649
Murata Manufacturing Co. Ltd.	477,200	9,635,680
Musashi Seimitsu Industry Co. Ltd.	11,800	133,934
Musashino Bank Ltd. (The)	5,800	109,270
Nabtesco Corp.	30,900	593,926
Nachi-Fujikoshi Corp.	2,200	51,306
Nafco Co. Ltd.	3,900	59,108
Nagaileben Co. Ltd.(c)	7,700	122,180
Nagase & Co. Ltd.	23,200	379,336
Nagawa Co. Ltd.	2,500	120,751
Nagoya Railroad Co. Ltd.	50,100	772,437
Nakanishi Inc.	20,000	327,317
Nankai Electric Railway Co. Ltd.	29,000	565,499
Nanto Bank Ltd. (The)	8,500	153,749

Security	Shares	Value

Japan (continued)
NEC Corp.	67,900	$4,436,905
NEC Networks & System Integration Corp.	18,800	303,605
NET One Systems Co. Ltd.	22,900	372,333
Nexon Co. Ltd.	95,800	1,528,875
Nextage Co. Ltd.(c)	12,300	185,320
NGK Insulators Ltd.	63,600	794,538
NH Foods Ltd.	22,400	767,114
NHK Spring Co. Ltd.	55,100	454,887
Nichias Corp.	13,600	317,893
Nichicon Corp.	10,700	93,516
Nichiden Corp.	2,900	54,083
Nichiha Corp.	4,900	98,438
Nichirei Corp.	30,900	746,318
Nidec Corp.	114,800	4,281,675
Nifco Inc./Japan	19,500	506,040
Nihon Kohden Corp.	22,600	688,778
Nihon M&A Center Holdings Inc.	88,900	534,367
Nihon Parkerizing Co. Ltd.	26,100	207,310
Nikkiso Co. Ltd.	12,100	88,829
Nikkon Holdings Co. Ltd.	13,800	296,460
Nikon Corp.	81,100	827,669
Nintendo Co. Ltd.	285,100	15,928,790
Nippn Corp., New	11,000	168,872
Nippon Accommodations Fund Inc.	136	566,186
Nippon Building Fund Inc.	419	1,695,320
Nippon Carbon Co. Ltd.	1,700	51,656
Nippon Ceramic Co. Ltd.	6,300	114,089
Nippon Densetsu Kogyo Co. Ltd.	10,100	140,096
Nippon Electric Glass Co. Ltd.	22,100	491,259
Nippon Express Holdings Inc.	20,700	1,232,091
Nippon Gas Co. Ltd.	30,100	466,269
Nippon Kanzai Holdings Co. Ltd.	7,200	128,554
Nippon Kayaku Co. Ltd.	38,200	341,023
Nippon Light Metal Holdings Co. Ltd.	18,110	223,149
Nippon Paint Holdings Co. Ltd.	266,700	2,100,615
Nippon Paper Industries Co. Ltd.(a)	31,200	289,199
Nippon Parking Development Co. Ltd.	57,000	70,965
Nippon Pillar Packing Co. Ltd.	4,200	138,101
Nippon Prologis REIT Inc.	610	1,085,313
NIPPON REIT Investment Corp.	109	252,395
Nippon Road Co. Ltd. (The)	5,000	72,082
Nippon Sanso Holdings Corp.	47,000	1,190,947
Nippon Seiki Co. Ltd.	17,100	158,501
Nippon Shinyaku Co. Ltd.	13,800	487,526
Nippon Shokubai Co. Ltd.	8,200	308,485
Nippon Signal Co. Ltd.	6,200	39,558
Nippon Soda Co. Ltd.	6,600	254,772
Nippon Steel Corp.	235,828	5,675,120
Nippon Telegraph & Telephone Corp.	8,220,100	10,322,425
Nippon Television Holdings Inc.	19,000	221,667
Nippon Yusen KK	132,900	4,579,848
Nipro Corp.	38,000	306,019
Nishimatsu Construction Co. Ltd.	10,100	277,639
Nishimatsuya Chain Co. Ltd.	12,400	179,089
Nishi-Nippon Financial Holdings Inc.	31,600	363,847
Nishi-Nippon Railroad Co. Ltd.	14,600	242,681
Nishio Holdings Co. Ltd.	5,900	161,612
Nissan Chemical Corp.	34,500	1,375,957
Nissan Motor Co. Ltd.	646,400	2,537,653
Nissan Shatai Co. Ltd.	23,600	155,719
Nissha Co. Ltd.	9,100	100,949
Nisshin Oillio Group Ltd. (The)	5,700	174,122

76	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nisshin Seifun Group Inc.	56,600	$789,524
Nisshinbo Holdings Inc.	33,100	273,187
Nissin Foods Holdings Co. Ltd.	56,000	1,811,677
Nissui Corp.	73,700	402,693
Niterra Co. Ltd.	42,600	1,147,159
Nitori Holdings Co. Ltd.	22,000	2,879,398
Nitta Corp.	5,800	150,094
Nittetsu Mining Co. Ltd.	2,400	85,539
Nitto Boseki Co. Ltd.	7,300	249,277
Nitto Denko Corp.	39,800	3,301,722
Nitto Kogyo Corp.	6,000	163,276
Noevir Holdings Co. Ltd.	3,900	138,648
NOF Corp.	18,200	821,980
Nohmi Bosai Ltd.	3,200	48,330
Nojima Corp.	20,300	255,842
NOK Corp.	21,700	287,427
Nomura Co. Ltd.	25,100	148,354
Nomura Holdings Inc.	828,900	4,464,576
Nomura Real Estate Holdings Inc.	31,300	856,547
Nomura Real Estate Master Fund Inc.	1,148	1,256,216
Nomura Research Institute Ltd.	107,010	3,272,743
Noritake Co. Ltd./Nagoya Japan	3,100	164,912
Noritsu Koki Co. Ltd.	5,600	126,501
Noritz Corp.	8,300	87,432
North Pacific Bank Ltd.	63,600	162,185
NS Solutions Corp.	9,400	313,517
NS United Kaiun Kaisha Ltd.	3,600	126,611
NSD Co. Ltd.	19,000	356,553
NSK Ltd.	95,900	522,810
NTN Corp.	130,500	238,653
NTT Data Group Corp.	174,300	2,510,552
NTT UD REIT Investment Corp.	346	293,811
Obara Group Inc.	1,900	51,685
Obayashi Corp.	177,900	1,646,738
OBIC Business Consultants Co. Ltd.	8,600	415,898
Obic Co. Ltd.	19,400	2,980,025
Odakyu Electric Railway Co. Ltd.	85,800	1,311,066
Ogaki Kyoritsu Bank Ltd. (The)	10,800	144,590
Ohsho Food Service Corp.	2,900	160,335
Oiles Corp.	3,800	54,971
Oisix ra daichi Inc.(a)(c)	6,100	57,699
Oji Holdings Corp.	231,900	906,690
Okamoto Industries Inc.	1,600	54,214
Okamura Corp.	14,200	212,818
Okasan Securities Group Inc.	40,900	200,174
Oki Electric Industry Co. Ltd.	30,700	215,706
Okinawa Cellular Telephone Co.	7,000	170,573
Okinawa Electric Power Co. Inc. (The)	12,000	95,101
Okinawa Financial Group Inc.	3,100	53,276
OKUMA Corp.	6,600	296,961
Okumura Corp.	6,800	237,792
Olympus Corp.	330,900	4,898,532
Omron Corp.	49,200	2,212,290
One REIT Inc.	78	143,441
Ono Pharmaceutical Co. Ltd.	108,300	1,952,013
Onward Holdings Co. Ltd.	28,400	104,258
Open House Group Co. Ltd.	21,900	684,859
Open Up Group Inc.	17,400	269,518
Optex Group Co. Ltd.	9,900	122,949
Optorun Co. Ltd.	6,100	70,486
Oracle Corp. Japan	10,800	851,139
Organo Corp.	6,100	251,949

Security	Shares	Value

Japan (continued)
Orient Corp.	11,950	$90,174
Oriental Land Co. Ltd./Japan	299,800	11,134,593
ORIX Corp.	322,500	6,227,238
Orix JREIT Inc.	694	802,756
Osaka Gas Co. Ltd.	103,400	2,177,278
Osaka Organic Chemical Industry Ltd.	1,700	33,815
Osaka Soda Co. Ltd.	4,100	287,822
OSAKA Titanium Technologies Co. Ltd.(c)	8,800	166,464
OSG Corp.	23,200	315,713
Otsuka Corp.	30,900	1,300,203
Otsuka Holdings Co. Ltd.	114,700	4,508,664
Outsourcing Inc.(a)	31,600	368,943
Pacific Industrial Co. Ltd.	12,200	118,427
PAL GROUP Holdings Co. Ltd.	12,200	195,106
PALTAC Corp.	9,100	277,053
Pan Pacific International Holdings Corp.	104,600	2,261,084
Panasonic Holdings Corp.	608,800	5,734,151
Paramount Bed Holdings Co. Ltd.	9,100	164,356
Park24 Co. Ltd.(a)	36,400	475,631
Pasona Group Inc.	7,200	131,300
Penta-Ocean Construction Co. Ltd.	72,400	387,917
PeptiDream Inc.(a)(c)	26,000	227,851
Persol Holdings Co. Ltd.	501,000	796,445
Pharma Foods International Co. Ltd.	3,200	21,783
PHC Holdings Corp.	3,900	40,355
Pigeon Corp.	30,900	337,697
Pilot Corp.	6,900	192,688
Piolax Inc.	8,300	140,585
PKSHA Technology Inc.(a)(c)	3,500	91,569
Plus Alpha Consulting Co. Ltd.	8,700	151,628
Pola Orbis Holdings Inc.	27,900	288,625
Pressance Corp.	3,400	38,457
Prestige International Inc.	28,300	116,204
Prima Meat Packers Ltd.	3,900	63,810
Raito Kogyo Co. Ltd.	12,100	169,147
Raiznext Corp.	3,400	36,180
Raksul Inc.(a)	10,200	79,153
Rakus Co. Ltd.	25,100	412,546
Rakuten Bank Ltd., NVS(a)	26,500	413,107
Rakuten Group Inc.(a)	418,600	1,838,808
Recruit Holdings Co. Ltd.	395,900	15,637,541
Relo Group Inc.	30,200	303,139
Renesas Electronics Corp.(a)	404,000	6,628,661
Rengo Co. Ltd.	54,700	354,733
RENOVA Inc.(a)	11,500	98,803
Resona Holdings Inc.	586,600	3,238,184
Resonac Holdings Corp.	47,500	947,221
Resorttrust Inc.	22,600	392,869
Restar Holdings Corp.	3,200	66,318
Retail Partners Co. Ltd.	4,300	50,899
Ricoh Co. Ltd.	151,800	1,193,147
Ricoh Leasing Co. Ltd.	4,700	161,336
Riken Keiki Co. Ltd.	2,800	138,339
Riken Vitamin Co. Ltd.	3,300	51,678
Ringer Hut Co. Ltd.	7,000	115,723
Rinnai Corp.	28,800	652,488
Riso Kagaku Corp.	6,500	131,359
Riso Kyoiku Co. Ltd.	29,400	48,516
Rohm Co. Ltd.	92,500	1,596,479
Rohto Pharmaceutical Co. Ltd.	51,700	1,057,866
Roland Corp.	2,700	89,704
Rorze Corp.	2,500	277,669

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Round One Corp.	56,300	$249,355
Royal Holdings Co. Ltd.	6,000	105,596
RS Technologies Co. Ltd.	3,500	67,945
Ryobi Ltd.	5,800	106,929
Ryohin Keikaku Co. Ltd.	69,800	1,085,330
Ryosan Co. Ltd.	2,800	92,259
Ryoyo Electro Corp.	3,900	99,524
S Foods Inc.	5,800	130,424
Saibu Gas Holdings Co. Ltd.	7,400	97,029
Saizeriya Co. Ltd.	7,300	250,604
Sakai Moving Service Co. Ltd.	6,800	129,251
Sakata INX Corp.	14,000	135,076
Sakata Seed Corp.	6,300	156,886
SAMTY Co. Ltd.	4,500	76,674
Samty Residential Investment Corp.	52	37,892
San-A Co. Ltd.	5,000	154,429
San-Ai Obbli Co. Ltd.	11,900	134,179
SanBio Co. Ltd.(a)(c)	5,400	20,659
Sangetsu Corp.	11,600	255,506
San-In Godo Bank Ltd. (The)	32,300	227,782
Sanken Electric Co. Ltd.	5,700	261,876
Sanki Engineering Co. Ltd.	12,000	153,949
Sankyo Co. Ltd.	10,500	642,249
Sankyu Inc.	12,600	471,016
Sanrio Co. Ltd.	14,000	584,601
Sansan Inc.(a)(c)	23,000	214,112
Santen Pharmaceutical Co. Ltd.	91,400	923,352
Sanwa Holdings Corp.	50,900	777,965
Sanyo Chemical Industries Ltd.	3,700	108,141
Sanyo Denki Co. Ltd.	1,800	74,843
Sanyo Special Steel Co. Ltd.	3,600	61,836
Sapporo Holdings Ltd.	17,500	809,179
Sato Holdings Corp.	8,800	129,388
Sawai Group Holdings Co. Ltd.	11,100	420,135
SB Technology Corp.	3,800	63,991
SBI Holdings Inc.	68,600	1,685,204
SBI Sumishin Net Bank Ltd., NVS	13,800	159,047
SBS Holdings Inc.	5,400	91,405
SCREEN Holdings Co. Ltd.	22,900	2,245,557
SCSK Corp.	42,500	834,471
Secom Co. Ltd.	58,400	4,238,691
Sega Sammy Holdings Inc.	41,600	612,252
Seibu Holdings Inc.	69,100	976,550
Seiko Epson Corp.	82,700	1,207,206
Seiko Group Corp.	5,400	96,337
Seino Holdings Co. Ltd.	35,600	519,897
Seiren Co. Ltd.	8,900	149,374
Sekisui Chemical Co. Ltd.	107,000	1,527,697
Sekisui House Ltd.	164,300	3,708,940
Sekisui House REIT Inc.	1,145	609,012
Sekisui Jushi Corp.	7,900	136,069
Senko Group Holdings Co. Ltd.	27,300	213,442
Senshu Ikeda Holdings Inc.	62,600	145,030
Septeni Holdings Co. Ltd.	27,400	91,743
Seria Co. Ltd.	10,800	197,912
Seven & i Holdings Co. Ltd.	207,100	8,179,377
Seven Bank Ltd.	162,800	340,793
SG Holdings Co. Ltd.	90,500	1,171,984
Sharp Corp./Japan(a)	72,000	484,150
Shibaura Machine Co. Ltd.	6,500	157,592
Shibaura Mechatronics Corp.	2,700	127,897
Shibuya Corp.	2,100	35,690

Security	Shares	Value

Japan (continued)
SHIFT Inc.(a)(c)	3,300	$594,902
Shiga Bank Ltd. (The)	8,700	216,318
Shikoku Chemicals Corp.	5,100	63,062
Shikoku Electric Power Co. Inc.	39,200	277,175
Shima Seiki Manufacturing Ltd.	8,500	86,441
Shimadzu Corp.	65,500	1,811,204
Shimamura Co. Ltd.	6,300	691,163
Shimano Inc.	21,300	3,058,154
Shimizu Corp.	143,900	963,284
Shin Nippon Biomedical Laboratories Ltd.(c)	5,600	64,907
Shin-Etsu Chemical Co. Ltd.	500,000	19,681,090
Shin-Etsu Polymer Co. Ltd.	12,900	141,902
Shinko Electric Industries Co. Ltd.	19,100	706,168
Shinmaywa Industries Ltd.	13,600	112,894
Shionogi & Co. Ltd.	71,500	3,431,744
Ship Healthcare Holdings Inc.	21,800	330,855
Shiseido Co. Ltd.	112,200	3,127,764
Shizuoka Financial Group Inc., NVS	131,700	1,203,738
Shizuoka Gas Co. Ltd.	4,800	32,792
SHO-BOND Holdings Co. Ltd.	11,400	507,762
Shochiku Co. Ltd.	2,200	150,998
Shoei Co. Ltd.	10,600	141,662
Shoei Foods Corp.	1,700	51,623
Showa Sangyo Co. Ltd.	6,200	142,090
Siix Corp.	4,900	51,814
Simplex Holdings Inc.	10,000	182,265
SKY Perfect JSAT Holdings Inc.	40,600	213,651
Skylark Holdings Co. Ltd.	62,200	1,014,740
SMC Corp.	16,100	8,961,976
SMS Co. Ltd.	21,100	381,068
Snow Peak Inc.(c)	6,100	36,820
Socionext Inc.(c)	49,400	1,132,153
SoftBank Corp.	790,400	10,501,130
SoftBank Group Corp.	284,100	12,264,768
Sohgo Security Services Co. Ltd.	104,800	572,102
Sojitz Corp.	61,820	1,459,039
Solasto Corp.	12,300	48,058
Sompo Holdings Inc.	82,100	4,257,003
Sony Group Corp.	347,000	34,029,703
Sosei Group Corp.(a)	22,400	217,434
SOSiLA Logistics REIT Inc.	208	168,918
Sotetsu Holdings Inc.	21,500	394,055
SPARX Group Co. Ltd.	4,200	51,723
Square Enix Holdings Co. Ltd.	24,200	945,645
SRE Holdings Corp.(a)(c)	2,100	47,393
Stanley Electric Co. Ltd.	33,100	632,227
Star Asia Investment Corp.	569	223,106
Star Micronics Co. Ltd.	11,500	137,243
Starts Corp. Inc.	7,200	147,699
Starts Proceed Investment Corp.	73	100,776
Strike Co. Ltd.	3,500	112,924
Subaru Corp.	170,800	3,407,342
Sugi Holdings Co. Ltd.	9,800	468,240
SUMCO Corp.	98,500	1,493,301
Sumitomo Bakelite Co. Ltd.	9,900	492,005
Sumitomo Chemical Co. Ltd.	391,700	922,289
Sumitomo Corp.	286,000	6,577,381
Sumitomo Densetsu Co. Ltd.	2,900	59,943
Sumitomo Electric Industries Ltd.	196,800	2,615,787
Sumitomo Forestry Co. Ltd.	42,200	1,240,479
Sumitomo Heavy Industries Ltd.	30,900	801,685
Sumitomo Metal Mining Co. Ltd.	67,800	1,873,902

78	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Construction Co. Ltd.	36,300	$101,814
Sumitomo Mitsui Financial Group Inc.	348,700	18,137,055
Sumitomo Mitsui Trust Holdings Inc.	181,900	3,727,723
Sumitomo Osaka Cement Co. Ltd.	7,500	188,942
Sumitomo Pharma Co. Ltd.	55,100	161,744
Sumitomo Realty & Development Co. Ltd.	78,400	2,465,612
Sumitomo Riko Co. Ltd.	12,000	103,128
Sumitomo Rubber Industries Ltd.	49,700	575,748
Sumitomo Warehouse Co. Ltd. (The)	11,300	203,222
Sun Frontier Fudousan Co. Ltd.	6,000	71,756
Sundrug Co. Ltd.	21,200	639,397
Suntory Beverage & Food Ltd.	37,700	1,229,954
SUNWELS Co. Ltd.(c)	3,000	46,837
Suruga Bank Ltd.	50,200	292,552
Suzuken Co. Ltd.	17,700	549,425
Suzuki Motor Corp.	102,000	4,581,703
Sysmex Corp.	45,600	2,470,256
Systena Corp.	74,100	149,777
T Hasegawa Co. Ltd.	8,700	195,233
T&D Holdings Inc.	139,400	2,308,289
Tadano Ltd.	29,000	236,074
Taihei Dengyo Kaisha Ltd.	3,600	108,733
Taiheiyo Cement Corp.	32,200	662,750
Taikisha Ltd.	6,700	199,773
Taisei Corp.	45,600	1,662,512
Taisho Pharmaceutical Holdings Co. Ltd.	4,700	273,509
Taiyo Holdings Co. Ltd.	9,700	213,728
Taiyo Yuden Co. Ltd.	32,000	772,984
Takamatsu Construction Group Co. Ltd.	2,900	58,237
Takara Bio Inc.	10,500	89,258
Takara Holdings Inc.	35,000	296,115
Takara Leben Real Estate Investment Corp.	198	140,835
Takara Standard Co. Ltd.	10,100	120,675
Takasago International Corp.	2,300	54,928
Takasago Thermal Engineering Co. Ltd.	11,000	254,168
Takashimaya Co. Ltd.	38,200	532,173
Takeda Pharmaceutical Co. Ltd.	437,000	12,843,639
Takeuchi Manufacturing Co. Ltd.	9,500	324,784
Takuma Co. Ltd.	20,400	240,032
Tama Home Co. Ltd.	2,400	66,249
Tamron Co. Ltd.	5,900	223,563
TBS Holdings Inc.	9,500	220,300
TDK Corp.	106,400	5,293,912
TechMatrix Corp.	6,700	71,571
TechnoPro Holdings Inc.	30,500	703,172
Teijin Ltd.	51,300	471,928
Tenma Corp.	2,200	33,872
Terumo Corp.	184,800	6,255,840
T-Gaia Corp.	3,100	41,951
THK Co. Ltd.	30,700	590,257
TIS Inc.	62,000	1,378,994
TKC Corp.	7,400	191,681
TKP Corp.(a)	3,500	39,699
Toa Corp./Tokyo	2,500	66,084
Toagosei Co. Ltd.	22,900	219,192
Tobu Railway Co. Ltd.	51,800	1,371,833
Tocalo Co. Ltd.	19,900	211,679
Toda Corp.	61,800	389,650
Toei Animation Co. Ltd.	2,500	334,491
Toei Co. Ltd.	1,600	224,549
Toenec Corp.	1,800	59,050
Toho Bank Ltd. (The)	56,100	118,973

Security	Shares	Value

Japan (continued)
Toho Co. Ltd./Tokyo	31,100	$1,013,074
Toho Gas Co. Ltd.	21,600	433,942
Toho Holdings Co. Ltd.(c)	13,100	283,726
Toho Titanium Co. Ltd.(c)	6,900	91,780
Tohoku Electric Power Co. Inc.	128,700	859,175
Tokai Carbon Co. Ltd.	58,200	409,313
Tokai Corp./Gifu	3,000	42,845
TOKAI Holdings Corp.	29,700	200,271
Tokai Rika Co. Ltd.	13,400	212,002
Tokai Tokyo Financial Holdings Inc.	54,000	208,307
Token Corp.	1,000	64,127
Tokio Marine Holdings Inc.	495,500	13,065,057
Tokushu Tokai Paper Co. Ltd.	1,600	42,702
Tokuyama Corp.	18,800	301,346
Tokyo Century Corp.	41,100	456,678
Tokyo Electric Power Co. Holdings Inc.(a)	421,600	2,244,663
Tokyo Electron Device Ltd.	4,500	178,295
Tokyo Electron Ltd.	129,800	24,087,300
Tokyo Gas Co. Ltd.	103,400	2,375,291
Tokyo Kiraboshi Financial Group Inc.	6,300	184,283
Tokyo Ohka Kogyo Co. Ltd.	27,400	625,830
Tokyo Seimitsu Co. Ltd.	10,600	686,601
Tokyo Steel Manufacturing Co. Ltd.	19,600	236,731
Tokyo Tatemono Co. Ltd.	50,600	779,843
Tokyotokeiba Co. Ltd.	4,200	131,540
Tokyu Construction Co. Ltd.	30,500	169,776
Tokyu Corp.	138,700	1,627,545
Tokyu Fudosan Holdings Corp.	170,400	1,139,562
Tokyu REIT Inc.	266	310,181
TOMONY Holdings Inc.	34,900	96,101
Tomy Co. Ltd.	22,600	370,789
Topcon Corp.	29,500	338,915
TOPPAN Holdings Inc.	67,400	1,857,843
Topre Corp.	10,400	151,375
Toray Industries Inc.	378,300	1,890,149
Toridoll Holdings Corp.	12,900	394,936
Torii Pharmaceutical Co. Ltd.	4,900	124,868
Tosei Corp.	6,100	88,087
Toshiba TEC Corp.	9,300	192,934
Tosoh Corp.	72,298	932,257
Totetsu Kogyo Co. Ltd.	7,800	160,158
TOTO Ltd.	36,400	985,176
Towa Corp.	5,500	283,745
Towa Pharmaceutical Co. Ltd.	5,900	103,246
Toyo Construction Co. Ltd.	12,200	107,493
Toyo Gosei Co. Ltd.(c)	800	46,810
Toyo Seikan Group Holdings Ltd.	35,700	567,076
Toyo Suisan Kaisha Ltd.	24,800	1,291,372
Toyo Tanso Co. Ltd.	4,200	141,731
Toyo Tire Corp.	31,200	516,619
Toyobo Co. Ltd.	26,200	196,642
Toyoda Gosei Co. Ltd.	19,600	378,445
Toyota Boshoku Corp.	24,700	406,990
Toyota Industries Corp.	39,700	3,357,790
Toyota Motor Corp.	2,916,100	58,228,145
Toyota Tsusho Corp.	59,100	3,872,907
Trancom Co. Ltd.	2,200	104,259
Transcosmos Inc.	6,700	139,904
TRE Holdings Corp.	9,700	82,289
Trend Micro Inc./Japan(a)	36,600	2,093,863
Tri Chemical Laboratories Inc.	5,900	145,498
Trusco Nakayama Corp.	12,800	218,680

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TS Tech Co. Ltd.	26,900	$340,741
Tsubakimoto Chain Co.	7,000	202,443
Tsuburaya Fields Holdings Inc.(c)	8,400	103,493
Tsugami Corp.	9,700	78,334
Tsumura & Co.	14,600	264,146
Tsuruha Holdings Inc.	10,300	815,087
Tsurumi Manufacturing Co. Ltd.	4,100	101,093
TV Asahi Holdings Corp.	3,300	39,334
UACJ Corp.	10,200	281,737
UBE Corp.	23,700	394,025
Ulvac Inc.	13,000	636,265
Unicharm Corp.	110,800	3,812,447
Union Tool Co.	1,600	36,849
United Arrows Ltd.	7,200	94,421
United Super Markets Holdings Inc.	12,200	83,890
United Urban Investment Corp.	762	771,545
Universal Entertainment Corp.	5,300	76,653
Usen-Next Holdings Co. Ltd.	5,500	159,637
Ushio Inc.	25,100	351,632
USS Co. Ltd.	55,300	1,045,801
UT Group Co. Ltd.(a)	6,300	100,938
Valor Holdings Co. Ltd.	11,000	187,932
ValueCommerce Co. Ltd.	1,900	16,205
Vector Inc.	5,400	43,364
Vision Inc./Tokyo Japan(a)(c)	10,500	83,348
Visional Inc.(a)	5,600	350,486
VT Holdings Co. Ltd.	28,500	102,727
Wacoal Holdings Corp.	10,700	249,623
Wacom Co. Ltd.	34,800	160,370
Wakita & Co. Ltd.	12,100	131,116
WealthNavi Inc.(a)(c)	12,700	146,162
Weathernews Inc.	1,200	43,526
Welcia Holdings Co. Ltd.	25,900	436,903
West Holdings Corp.	5,000	115,006
West Japan Railway Co.	60,300	2,511,466
WingArc1st Inc.	5,100	97,021
Workman Co. Ltd.	5,100	145,794
W-Scope Corp.(a)(c)	10,100	52,177
Yakult Honsha Co. Ltd.	70,400	1,537,648
YAMABIKO Corp.	4,900	54,908
Yamada Holdings Co. Ltd.	161,900	494,536
Yamaguchi Financial Group Inc.	51,200	486,659
Yamaha Corp.	35,900	789,461
Yamaha Motor Co. Ltd.	249,700	2,360,101
YA-MAN Ltd.(c)	4,500	30,915
Yamato Holdings Co. Ltd.	72,700	1,256,723
Yamato Kogyo Co. Ltd.	11,100	614,427
Yamazaki Baking Co. Ltd.	30,700	727,969
Yamazen Corp.	18,100	154,787
Yaoko Co. Ltd.	5,200	300,029
Yaskawa Electric Corp.	65,800	2,479,758
Yellow Hat Ltd.	10,200	126,632
Yodogawa Steel Works Ltd.	6,100	160,654
Yokogawa Bridge Holdings Corp.	7,500	145,149
Yokogawa Electric Corp.	65,100	1,279,260
Yokohama Rubber Co. Ltd. (The)	33,900	802,334
Yokorei Co. Ltd.	17,300	131,606
Yonex Co. Ltd.	20,000	162,520
Yoshinoya Holdings Co. Ltd.	19,400	432,626
Yuasa Trading Co. Ltd.	5,300	176,591
Yurtec Corp.	9,900	78,196
Zenkoku Hosho Co. Ltd.	14,600	543,316

Security	Shares	Value

Japan (continued)
Zenrin Co. Ltd.	6,100	$36,686
Zensho Holdings Co. Ltd.	25,500	1,248,702
Zeon Corp.	35,500	322,071
ZERIA Pharmaceutical Co. Ltd.	8,100	112,180
ZIGExN Co. Ltd.	18,300	65,438
Zojirushi Corp.	14,000	135,494
ZOZO Inc.	38,200	836,446
Zuken Inc.	4,800	131,196

		1,266,288,320

New Zealand — 0.7%
Air New Zealand Ltd.	476,999	185,144
Auckland International Airport Ltd.	369,061	1,902,839
Contact Energy Ltd.	216,286	1,066,893
EBOS Group Ltd.	44,557	1,020,369
Fisher & Paykel Healthcare Corp. Ltd.	159,655	2,305,903
Fletcher Building Ltd.	207,820	574,175
Goodman Property Trust	303,006	414,876
Infratil Ltd.	232,398	1,499,196
Kiwi Property Group Ltd.	442,020	235,061
Mercury NZ Ltd.	178,366	735,927
Meridian Energy Ltd.	358,827	1,215,630
Oceania Healthcare Ltd.	138,431	59,231
Ryman Healthcare Ltd.(a)	163,340	567,429
Spark New Zealand Ltd.	504,791	1,639,962
Warehouse Group Ltd. (The)(c)	39,928	38,805

		13,461,440

Singapore — 3.9%
AEM Holdings Ltd.(c)	67,800	134,914
AIMS APAC REIT(c)	154,065	150,170
Best World International Ltd.(a)(c)	36,400	45,780
CapitaLand Ascendas REIT	1,007,315	2,183,080
CapitaLand Ascott Trust	630,166	449,266
CapitaLand China Trust	361,135	224,317
Capitaland India Trust	364,380	285,202
CapitaLand Integrated Commercial Trust	1,443,896	2,152,512
CapitaLand Investment Ltd./Singapore	702,100	1,541,311
CDL Hospitality Trusts	277,055	212,216
City Developments Ltd.	138,600	629,076
ComfortDelGro Corp. Ltd.	585,300	608,761
Cromwell European Real Estate Investment Trust	102,600	154,931
DBS Group Holdings Ltd.	497,300	11,778,691
Digital Core REIT Management Pte Ltd.	235,900	151,634
ESR-LOGOS REIT	1,826,356	422,043
Far East Hospitality Trust	284,000	137,607
First Resources Ltd.	169,200	186,219
Frasers Centrepoint Trust	263,867	451,324
Frasers Hospitality Trust	315,300	109,291
Frasers Logistics & Commercial Trust	797,383	663,774
Genting Singapore Ltd.	1,650,700	1,239,682
Golden Agri-Resources Ltd.	1,865,700	375,504
Grab Holdings Ltd., Class A(a)	522,909	1,605,331
Hutchison Port Holdings Trust, Class U	1,225,500	183,527
iFAST Corp. Ltd.(c)	40,100	219,892
Jardine Cycle & Carriage Ltd.	27,300	526,782
Keppel DC REIT	368,600	462,821
Keppel Infrastructure Trust(c)	1,061,049	398,747
Keppel Ltd.	398,500	2,117,534
Keppel REIT	630,220	433,412
Lendlease Global Commercial REIT	589,211	275,886
Mapletree Industrial Trust	573,320	1,044,219
Mapletree Logistics Trust	973,087	1,118,929

80	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Mapletree Pan Asia Commercial Trust	662,895	$717,858
Maxeon Solar Technologies Ltd.(a)(c)	7,925	35,900
Nanofilm Technologies International Ltd.	108,200	55,197
NetLink NBN Trust	781,100	492,009
Olam Group Ltd.	301,700	200,492
Oversea-Chinese Banking Corp. Ltd.	929,675	8,892,685
Paragon REIT	355,446	231,841
Parkway Life REIT	100,800	264,149
Raffles Medical Group Ltd.	244,000	183,357
Riverstone Holdings Ltd./Singapore	126,600	65,855
Sasseur Real Estate Investment Trust	169,400	84,605
SATS Ltd.(a)	292,178	596,551
Sea Ltd., ADR(a)	100,566	3,835,587
Seatrium Ltd.(a)(c)	12,379,306	918,708
Sembcorp Industries Ltd.	248,500	1,045,809
Sheng Siong Group Ltd.	219,900	255,357
SIA Engineering Co. Ltd.	102,700	175,703
Singapore Airlines Ltd.(c)	413,600	2,052,814
Singapore Exchange Ltd.	216,300	1,510,344
Singapore Post Ltd.	321,400	98,229
Singapore Technologies Engineering Ltd.	415,600	1,151,602
Singapore Telecommunications Ltd.	2,267,600	4,046,629
Starhill Global REIT	438,500	168,340
StarHub Ltd.	187,000	147,760
Straits Trading Co. Ltd.	49,588	61,269
Suntec REIT(c)	559,400	494,525
Super Hi International Holding Ltd.(a)	40,000	43,028
UMS Holdings Ltd.	159,900	151,581
United Overseas Bank Ltd.	350,100	7,379,597
UOL Group Ltd.	131,800	612,023
Venture Corp. Ltd.	74,700	744,204
Wilmar International Ltd.	513,000	1,256,177
Yangzijiang Financial Holding Ltd.	975,500	228,193
Yangzijiang Shipbuilding Holdings Ltd.	681,300	850,548
Yanlord Land Group Ltd.(a)	170,800	66,004

		71,788,915

Total Common Stocks — 99.7% (Cost: $1,739,415,178)		1,841,545,171

Security	Shares	Value

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	2,549	$—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.7% (Cost: $1,739,415,178)		1,841,545,171

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	11,892,577	11,899,713
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	320,000	320,000

Total Short-Term Securities — 0.6% (Cost: $12,216,575)		12,219,713

Total Investments — 100.3% (Cost: $1,751,631,753)		1,853,764,884

Liabilities in Excess of Other Assets — (0.3)%		(6,260,207)

Net Assets — 100.0%		$1,847,504,677

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,866,262	$4,029,536	(a)	$—	$1,663	$2,252	$11,899,713	11,892,577	$111,461	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	190,000	(a)	—	—	—	320,000	320,000	28,520		—

					$1,663	$2,252	$12,219,713		$139,981		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	23	03/07/24	$3,948	$265,187
SPI 200 Index	12	03/21/24	1,487	7,954

				$273,141

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$273,141	$—	$—	$—	$273,141

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$396,774	$—	$—	$—	$396,774

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,142)	$—	$—	$—	$(1,142)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,664,034

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$17,334,253	$1,823,991,366	$219,552	$1,841,545,171
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	12,219,713	—	—	12,219,713

	$29,553,966	$1,823,991,366	$219,552	$1,853,764,884

82	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Pacific ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$273,141	$—	$273,141

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.0%
Abacus Group	854,979	$608,397
Abacus Storage King(a)	854,952	636,612
Adbri Ltd.(b)	765,803	1,523,265
AGL Energy Ltd.	685,277	3,870,406
ALS Ltd.	614,524	5,048,949
Altium Ltd.	146,625	4,710,447
Alumina Ltd.(b)	3,101,965	2,333,650
AMP Ltd.	2,939,020	1,782,427
Ampol Ltd.	298,442	7,058,892
Ansell Ltd.	149,598	2,352,851
ANZ Group Holdings Ltd.	3,444,000	60,767,245
APA Group	1,347,856	7,455,117
ARB Corp. Ltd.	121,494	2,655,901
Aristocrat Leisure Ltd.	696,723	20,086,950
ASX Ltd.	226,203	9,670,711
Atlas Arteria Ltd.	1,819,350	6,413,936
AUB Group Ltd.	91,755	1,825,934
Aurizon Holdings Ltd.	1,926,895	4,749,856
Austal Ltd.	550,334	730,092
Bank of Queensland Ltd.	639,629	2,511,158
Bapcor Ltd.	493,867	1,807,804
Beach Energy Ltd.	2,236,058	2,399,595
Bega Cheese Ltd.	613,026	1,493,997
Bellevue Gold Ltd.(b)	1,180,462	1,021,122
Bendigo & Adelaide Bank Ltd.	597,145	3,815,122
BHP Group Ltd.	5,892,622	180,278,925
BlueScope Steel Ltd.	605,783	9,249,281
Boss Energy Ltd. (b)	550,924	1,993,468
Brambles Ltd.	1,637,133	15,609,680
Breville Group Ltd.	187,641	3,316,151
Brickworks Ltd.	124,024	2,367,380
BWP Trust	629,997	1,410,710
CAR Group Ltd.	453,426	9,735,650
Centuria Capital Group	1,160,432	1,294,480
Chalice Mining Ltd.(a)(b)	1,026,726	738,192
Challenger Ltd.	659,742	2,798,744
Champion Iron Ltd.	489,551	2,685,692
Charter Hall Group	628,848	4,904,822
Charter Hall Long Wale REIT	995,888	2,424,892
Charter Hall Retail REIT	944,606	2,282,222
Cleanaway Waste Management Ltd.	2,470,716	4,182,746
Clinuvel Pharmaceuticals Ltd.	64,248	657,261
Cochlear Ltd.	79,887	15,853,489
Codan Ltd./Australia	241,979	1,279,050
Coles Group Ltd.	1,525,870	15,834,522
Collins Foods Ltd.	164,945	1,293,152
Commonwealth Bank of Australia	1,947,030	148,469,587
Computershare Ltd.	663,885	10,996,091
Core Lithium Ltd.(a)(b)	5,117,914	642,784
Coronado Global Resources Inc.(c)	1,047,366	1,114,059
Corporate Travel Management Ltd.	190,212	2,516,147
Costa Group Holdings Ltd.	639,732	1,331,024
Credit Corp. Group Ltd.	109,215	1,214,162
Cromwell Property Group	2,317,956	625,263
CSL Ltd.	558,703	109,716,715
CSR Ltd.	789,493	3,555,062
De Grey Mining Ltd.(b)	2,624,513	2,088,544
Deterra Royalties Ltd.	816,564	2,940,809
Dexus	1,275,162	6,453,168
Domain Holdings Australia Ltd.	350,329	760,194

Security	Shares	Value

Australia (continued)
Domino’s Pizza Enterprises Ltd.	70,927	$1,824,344
Downer EDI Ltd.	727,466	1,981,217
Eagers Automotive Ltd.	245,096	2,260,029
Elders Ltd.	230,491	1,346,488
Endeavour Group Ltd./Australia	1,595,758	5,840,053
Evolution Mining Ltd.	2,161,017	4,526,778
Flight Centre Travel Group Ltd.	199,161	2,751,586
Fortescue Ltd.	1,992,606	38,510,593
G8 Education Ltd.	1,265,772	876,337
Genesis Minerals Ltd.(b)	976,693	1,035,370
Gold Road Resources Ltd.	1,841,727	1,819,714
Goodman Group	2,041,159	33,881,545
GPT Group (The)	2,253,249	6,810,162
GrainCorp Ltd., Class A	301,713	1,585,167
Growthpoint Properties Australia Ltd.	461,802	722,733
GUD Holdings Ltd.	266,148	2,112,574
Harvey Norman Holdings Ltd.	988,763	2,841,515
Healius Ltd.(b)	860,156	773,841
HUB24 Ltd.	121,013	2,924,398
IDP Education Ltd.	282,530	3,618,010
IGO Ltd.	816,442	3,968,898
Iluka Resources Ltd.	526,520	2,459,155
Incitec Pivot Ltd.	2,211,219	3,861,629
Inghams Group Ltd.	419,762	1,174,620
Insignia Financial Ltd.	948,614	1,317,188
Insurance Australia Group Ltd.	2,703,970	10,614,231
IPH Ltd.	305,408	1,359,077
IRESS Ltd.	268,428	1,425,190
James Hardie Industries PLC(b)	522,741	19,639,607
JB Hi-Fi Ltd.	136,384	5,073,820
Johns Lyng Group Ltd.	262,690	1,159,437
Jumbo Interactive Ltd.	105,883	1,085,775
Lendlease Corp. Ltd.	712,347	3,419,609
Link Administration Holdings Ltd.	942,299	1,335,110
Liontown Resources Ltd.(a)(b)	2,118,324	1,410,542
Lottery Corp. Ltd. (The)	2,571,173	8,439,576
Lynas Rare Earths Ltd.(b)	1,149,080	4,369,123
Macquarie Group Ltd.	423,426	52,246,287
Magellan Financial Group Ltd.	153,369	898,955
McMillan Shakespeare Ltd.	130,278	1,466,986
Medibank Pvt Ltd.	3,239,309	8,110,065
Megaport Ltd.(b)	264,652	2,161,203
Metcash Ltd.	1,242,786	2,948,091
Mineral Resources Ltd.	207,742	8,012,361
Mirvac Group	4,697,318	6,601,612
Monadelphous Group Ltd.	120,754	1,082,153
Nanosonics Ltd.(a)(b)	318,474	611,150
National Australia Bank Ltd.	3,628,331	76,522,942
National Storage REIT	2,078,940	3,117,813
Netwealth Group Ltd.	173,922	1,889,079
Neuren Pharmaceuticals Ltd., NVS(b)	141,810	2,172,629
New Hope Corp. Ltd.	637,080	2,228,276
NEXTDC Ltd.(b)	661,128	5,985,296
nib holdings Ltd.	604,039	3,194,676
Nickel Industries Ltd.	3,031,329	1,553,555
Nine Entertainment Co. Holdings Ltd.	1,959,144	2,513,575
Northern Star Resources Ltd.	1,500,313	12,869,393
NRW Holdings Ltd.	674,824	1,192,479
Nufarm Ltd./Australia	470,952	1,697,600
oOh!media Ltd.	732,126	764,187
Orica Ltd.	506,536	5,342,382
Origin Energy Ltd.	1,998,544	11,154,275

84	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Orora Ltd.	1,608,809	$2,924,142
Paladin Energy Ltd.(b)	3,982,404	3,336,579
Perpetual Ltd.	137,594	2,315,357
Perseus Mining Ltd.	2,219,261	2,613,176
PEXA Group Ltd.(b)	188,521	1,408,813
Pilbara Minerals Ltd.(a)	3,395,122	7,732,952
Platinum Asset Management Ltd.	529,776	405,792
PolyNovo Ltd.(a)(b)	1,237,163	1,520,327
Premier Investments Ltd.	146,875	2,674,177
Pro Medicus Ltd.	79,120	5,212,347
Qantas Airways Ltd.(b)	966,960	3,486,240
QBE Insurance Group Ltd.	1,745,975	17,977,574
Qube Holdings Ltd.	1,691,440	3,596,093
Ramelius Resources Ltd.	2,041,851	2,120,812
Ramsay Health Care Ltd.	210,318	7,011,697
REA Group Ltd.	68,622	8,184,317
Reece Ltd.	347,063	5,112,353
Region RE Ltd.	1,309,231	1,927,593
Regis Resources Ltd.(b)	1,492,957	2,036,196
Reliance Worldwide Corp. Ltd.	1,091,150	2,983,309
Rio Tinto Ltd.	431,838	37,158,516
Sandfire Resources Ltd.(a)(b)	950,126	4,465,201
Santos Ltd.	4,005,598	20,244,051
Sayona Mining Ltd.(a)(b)	10,924,584	280,706
Scentre Group	6,039,144	12,006,105
SEEK Ltd.	430,644	7,099,286
Seven Group Holdings Ltd.	175,189	4,100,319
Sigma Healthcare Ltd.(a)	1,263,065	853,226
Silver Lake Resources Ltd.(b)	1,614,747	1,270,742
Sims Ltd.	251,428	2,355,033
SmartGroup Corp. Ltd.	165,551	1,043,513
Sonic Healthcare Ltd.	529,914	11,048,813
South32 Ltd.	5,420,761	11,737,120
Star Entertainment Grp Ltd. (The)(b)	2,671,098	969,275
Steadfast Group Ltd.	1,108,503	4,289,212
Stockland	2,884,239	8,517,475
Suncorp Group Ltd.	1,411,016	12,987,747
Super Retail Group Ltd.	250,806	2,588,364
Tabcorp Holdings Ltd.	2,571,131	1,335,736
Technology One Ltd.	364,441	3,723,560
Telix Pharmaceuticals Ltd.(b)	314,808	2,347,140
Telstra Corp. Ltd.	4,613,250	12,166,676
Transurban Group	3,592,403	31,560,087
Treasury Wine Estates Ltd.	960,748	6,736,882
Ventia Services Group Pty Ltd.	609,922	1,308,572
Vicinity Ltd.	4,243,230	5,632,490
Viva Energy Group Ltd.(c)	1,414,404	3,221,819
Washington H Soul Pattinson & Co. Ltd.	320,454	7,163,152
Waypoint REIT Ltd.	1,363,530	2,195,159
Webjet Ltd.(b)	516,128	2,504,103
Weebit Nano Ltd.(a)(b)	229,115	515,338
Wesfarmers Ltd.	1,319,875	49,966,428
Westpac Banking Corp.	4,042,232	63,412,996
Whitehaven Coal Ltd.	1,054,512	5,764,749
WiseTech Global Ltd.	200,234	9,427,237
Woodside Energy Group Ltd.	2,236,970	46,788,943
Woolworths Group Ltd.	1,382,203	32,460,973
Worley Ltd.	371,325	3,566,027
Xero Ltd.(b)	174,176	12,467,279
Yancoal Australia Ltd., NVS	383,678	1,496,755

		1,669,793,266

Security	Shares	Value

Austria — 0.2%
ams-OSRAM AG(b)	1,305,549	$3,055,555
ANDRITZ AG	72,341	4,453,490
AT&S Austria Technologie & Systemtechnik AG(a)	38,581	932,059
BAWAG Group AG(c)	88,488	4,555,942
CA Immobilien Anlagen AG	73,094	2,399,534
DO & CO AG(a)	17,057	2,377,922
Erste Group Bank AG	385,918	16,624,730
EVNAG	46,906	1,296,388
Immofinanz AG(b)	132,028	3,133,676
Lenzing AG(a)(b)	32,146	1,075,209
Oesterreichische Post AG	56,386	1,908,301
OMV AG	161,626	7,194,200
Raiffeisen Bank International AG	143,988	3,002,042
Semperit AG Holding	22,522	352,923
UNIQA Insurance Group AG	236,176	1,981,617
Verbund AG	81,239	6,606,219
Vienna Insurance Group AG Wiener Versicherung Gruppe	53,119	1,501,338
voestalpine AG	112,231	3,339,065
Wienerberger AG	119,856	4,061,676

		69,851,886

Belgium — 0.7%
Ackermans & van Haaren NV	18,039	3,016,213
Aedifica SA	51,099	3,329,830
Ageas SA/NV	172,186	7,399,176
Anheuser-Busch InBev SA/NV	1,002,968	62,041,184
Argenx SE(b)	69,169	26,120,429
Barco NV	148,417	2,465,562
Bekaert SA	75,616	3,688,019
bpost SA	247,565	1,011,850
Cofinimmo SA	18,109	1,316,113
Colruyt Group NV	66,003	3,015,545
Deme Group NV	16,147	2,026,433
D’ieteren Group	29,060	5,870,483
Elia Group SA/NV	36,739	4,423,571
Euronav NV	158,355	2,789,489
Fagron	91,842	1,653,743
Galapagos NV(a)(b)	54,631	2,049,357
Groupe Bruxelles Lambert NV	105,782	8,019,300
KBC Ancora	76,093	3,504,677
KBC Group NV	280,062	18,268,891
Kinepolis Group NV	27,611	1,222,353
Lotus Bakeries NV	464	3,956,400
Melexis NV	21,209	1,817,257
Montea NV	21,783	1,869,736
Ontex Group NV(a)(b)	90,478	714,927
Proximus SADP	210,992	2,002,172
Sofina SA	17,817	4,261,168
Solvay SA	77,759	2,126,591
Syensqo SA(b)	77,759	6,931,978
Tessenderlo Group SA	47,475	1,359,213
UCB SA	142,121	13,368,708
Umicore SA	236,917	5,389,023
VGP NV	18,563	2,177,234
Warehouses De Pauw CVA	195,639	5,723,839
Xior Student Housing NV	61,153	1,831,600

		216,762,064

Brazil — 1.1%
3R Petroleum Oleo E Gas SA(b)	323,779	1,789,332
Allos SA, NVS	839,752	4,161,132

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Ambev SA	5,271,037	$13,915,946
Arezzo Industria e Comercio SA	131,924	1,666,624
Atacadao SA	748,577	1,572,882
Auren Energia SA	731,902	1,947,051
B3 SA - Brasil, Bolsa, Balcao	6,753,572	17,843,585
Banco Bradesco SA	1,568,074	4,329,738
Banco BTG Pactual SA	1,480,144	10,761,099
Banco do Brasil SA	1,008,193	11,487,263
Banco Santander Brasil SA	282,466	1,633,427
BB Seguridade Participacoes SA	798,415	5,519,480
BRF SA(b)	902,236	2,540,407
CCR SA	1,040,192	2,754,586
Centrais Eletricas Brasileiras SA	1,354,732	11,159,093
Cia de Saneamento de Minas Gerais Copasa MG	250,749	1,081,565
Cia. de Saneamento Basico do Estado de Sao Paulo	375,108	5,970,656
Cia. de Saneamento do Parana	302,322	1,713,467
Cia. Siderurgica Nacional SA	776,102	2,777,387
Cielo SA	1,616,814	1,621,905
Cogna Educacao SA(b)	2,355,897	1,388,507
Cosan SA	1,397,090	5,151,953
CPFL Energia SA	268,099	1,962,149
Cyrela Brazil Realty SA Empreendimentos e Participacoes	445,527	2,010,735
Dexco SA	601,022	938,945
EcoRodovias Infraestrutura e Logistica SA	327,365	599,306
Embraer SA(b)	838,544	3,855,569
Energisa SA	250,423	2,558,112
Eneva SA(b)	1,063,972	2,740,248
Engie Brasil Energia SA	257,719	2,110,899
Equatorial Energia SA	1,286,637	9,201,023
Ez Tec Empreendimentos e Participacoes SA	206,075	642,217
Fleury SA	426,263	1,399,826
GPS Participacoes e Empreendimentos SA(c)	636,493	2,456,351
Grendene SA	430,110	587,729
Grupo De Moda Soma SA	919,069	1,469,204
Grupo SBF SA	262,682	700,393
Hapvida Participacoes e Investimentos SA(b)(c)	6,163,750	4,827,093
Hypera SA	500,154	3,203,190
Iguatemi SA	349,394	1,684,064
Iochpe Maxion SA	200,959	503,777
IRB-Brasil Resseguros SA(b)	105,622	868,955
JBS SA	759,845	3,593,406
JHSF Participacoes SA	847,692	811,008
Klabin SA	855,356	3,675,628
Localiza Rent a Car SA	1,151,378	12,577,220
LOG Commercial Properties e Participacoes SA	132,489	548,472
Lojas Renner SA	1,168,350	3,784,922
LWSA SA(c)	729,727	804,196
M. Dias Branco SA	264,502	2,044,733
Magazine Luiza SA(b)	3,654,835	1,549,159
Marfrig Global Foods SA	961,945	1,827,043
Minerva SA	778,325	1,076,119
Movida Participacoes SA	405,437	758,599
MRV Engenharia e Participacoes SA(b)	492,494	783,314
Multiplan Empreendimentos Imobiliarios SA	444,412	2,499,055
Natura & Co. Holding SA(b)	1,112,372	3,592,353
Odontoprev SA	396,576	966,946
Petroleo Brasileiro SA	4,370,127	37,188,066
PRIO SA	934,809	8,288,826
Raia Drogasil SA	1,337,554	6,830,316

Security	Shares	Value

Brazil (continued)
Rede D’Or Sao Luiz SA(c)	665,790	$3,648,514
Rumo SA	1,509,802	7,027,296
Santos Brasil Participacoes SA	1,248,370	2,539,878
Sao Martinho SA	299,194	1,702,381
Sendas Distribuidora SA	1,372,730	3,784,816
SLC Agricola SA	455,092	1,754,452
Smartfit Escola de Ginastica e Danca SA	318,061	1,556,794
Suzano SA	872,934	9,095,118
Telefonica Brasil SA	463,014	4,799,854
Tim SA	944,436	3,305,450
TOTVS SA	582,741	3,707,411
Transmissora Alianca de Energia Eletrica SA	471,878	3,513,560
Ultrapar Participacoes SA	780,219	4,436,212
Vale SA	3,928,488	53,728,877
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	571,220	941,964
Vibra Energia SA	1,350,544	6,474,128
WEG SA	1,957,156	12,775,397
YDUQS Participacoes SA	375,913	1,462,862

		376,561,215

Canada — 7.5%
Advantage Energy Ltd.(b)	238,015	1,561,451
Aecon Group Inc.	114,504	1,177,021
Ag Growth International Inc.	33,722	1,416,145
Agnico Eagle Mines Ltd.	581,750	28,593,135
Air Canada(b)	182,706	2,476,034
Alamos Gold Inc., Class A	462,822	5,604,330
Algonquin Power & Utilities Corp.	774,852	4,593,380
Alimentation Couche-Tard Inc.	907,675	53,186,535
Allied Properties REIT	171,711	2,493,063
AltaGas Ltd.	326,513	6,787,934
Altus Group Ltd.	57,920	1,952,422
ARC Resources Ltd.	745,588	11,579,365
Aritzia Inc.(b)	149,009	3,625,337
Atco Ltd., Class I, NVS	79,335	2,218,748
Athabasca Oil Corp.(b)	731,303	2,360,709
ATS Corp.(b)	84,286	3,605,406
B2Gold Corp.	1,169,608	3,262,323
Badger Infrastructure Solutions Ltd.	68,856	2,392,765
Ballard Power Systems Inc.(a)(b)	319,945	1,047,088
Bank of Montreal	839,251	79,052,956
Bank of Nova Scotia (The)	1,389,089	64,957,436
Barrick Gold Corp.	1,942,548	30,342,153
Bausch Health Companies Inc.(b)	309,624	2,427,340
Baytex Energy Corp.	789,006	2,505,899
BCE Inc.	47,886	1,932,251
Birchcliff Energy Ltd.(a)	315,321	1,196,130
BlackBerry Ltd.(b)	641,113	1,797,758
Boardwalk REIT	48,050	2,494,619
Bombardier Inc., Class B(b)	101,609	3,755,403
Boralex Inc., Class A	94,900	2,289,120
Boyd Group Services Inc.	23,864	5,129,398
Brookfield Asset Management Ltd.	409,364	16,460,425
Brookfield Corp., Class A	1,629,454	64,671,550
Brookfield Infrastructure Corp., Class A	125,183	4,388,318
Brookfield Reinsurance Ltd.	35,119	1,407,686
Brookfield Renewable Corp., Class A	149,530	4,177,431
BRP Inc.	49,745	3,139,102
CAE Inc.(b)	356,535	7,138,921
Cameco Corp.	516,117	24,641,712
Canada Goose Holdings Inc.(a)(b)	77,445	928,568
Canadian Apartment Properties REIT	91,445	3,174,338

86	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Canadian Imperial Bank of Commerce	1,054,577	$47,659,711
Canadian National Railway Co.	640,912	79,505,600
Canadian Natural Resources Ltd.	1,269,384	81,236,044
Canadian Pacific Kansas City Ltd.	1,079,950	86,905,270
Canadian Tire Corp. Ltd., Class A, NVS	65,972	7,012,086
Canadian Utilities Ltd., Class A, NVS	98,005	2,233,533
Canadian Western Bank	122,886	2,706,426
Canfor Corp.(b)	127,411	1,542,825
Capital Power Corp.	118,188	3,249,082
Capstone Mining Corp.(b)	645,203	3,176,945
Cardinal Energy Ltd.	207,268	982,035
Cascades Inc.	81,816	895,172
CCL Industries Inc., Class B, NVS	192,688	8,246,694
Celestica Inc.(b)	136,245	4,682,868
Cenovus Energy Inc.	1,664,696	26,967,964
Centerra Gold Inc.	339,218	1,788,877
CGI Inc.(b)	244,955	27,431,608
Choice Properties REIT	253,957	2,652,056
CI Financial Corp.	240,049	2,928,189
Cineplex Inc.(b)	156,224	958,643
Cogeco Communications Inc.	32,311	1,491,240
Colliers International Group Inc.	41,850	4,912,616
Constellation Software Inc./Canada	23,619	65,279,406
Converge Technology Solutions Corp.	323,310	1,091,768
Crescent Point Energy Corp.	611,449	3,988,551
Cronos Group Inc.(b)	375,915	760,526
Definity Financial Corp.	44,857	1,305,222
Denison Mines Corp.(a)(b)	1,217,247	2,444,544
Descartes Systems Group Inc. (The)(b)	108,373	9,489,136
Dollarama Inc.	343,857	25,235,874
Dundee Precious Metals Inc.	233,590	1,495,935
Dye & Durham Ltd.(a)	97,495	947,793
ECN Capital Corp.(a)	482,119	986,148
Eldorado Gold Corp.(b)	265,879	3,249,204
Element Fleet Management Corp.	486,690	8,210,145
Emera Inc.	280,350	9,906,972
Empire Co. Ltd., Class A, NVS	207,940	5,388,545
Enbridge Inc.	2,474,968	87,883,501
Enerflex Ltd.	146,894	757,169
Energy Fuels Inc./Canada(a)(b)	234,265	1,777,309
Enerplus Corp.	279,153	4,053,008
Enghouse Systems Ltd.	64,023	1,780,996
EQB Inc.	36,973	2,538,843
Equinox Gold Corp.(b)	398,067	1,758,725
ERO Copper Corp.(a)(b)	116,132	1,818,274
Extendicare Inc.	272,442	1,434,705
Fairfax Financial Holdings Ltd.	24,827	25,879,948
Filo Corp., NVS(b)	128,265	1,971,987
Finning International Inc.	197,522	5,716,524
First Capital Real Estate Investment Trust	217,046	2,552,343
First Majestic Silver Corp.	374,930	1,737,375
First Quantum Minerals Ltd.	683,097	6,198,656
FirstService Corp.	52,007	8,704,388
Fortis Inc./Canada	532,028	21,345,227
Fortuna Silver Mines Inc.(b)	384,353	1,172,113
Franco-Nevada Corp.	218,763	23,668,612
Freehold Royalties Ltd.	245,129	2,539,810
George Weston Ltd.	72,217	9,201,363
GFL Environmental Inc.	271,423	9,222,063
Gibson Energy Inc.	171,950	2,744,652
Gildan Activewear Inc.	224,647	7,418,890
goeasy Ltd.	24,048	2,738,837

Security	Shares	Value

Canada (continued)
Granite REIT	53,287	$2,870,748
Great-West Lifeco Inc.	320,002	10,682,204
H&R Real Estate Investment Trust	271,767	1,991,078
Headwater Exploration Inc.	344,899	1,618,738
Hudbay Minerals Inc.	356,777	1,982,316
Hydro One Ltd.(c)	380,914	11,304,599
iA Financial Corp. Inc.	129,660	8,814,700
IAMGOLD Corp.(b)	646,299	1,538,292
IGM Financial Inc.	38,148	1,031,978
Imperial Oil Ltd.	244,617	14,109,895
Innergex Renewable Energy Inc.	179,924	1,228,534
Intact Financial Corp.	206,121	32,233,955
Interfor Corp.(b)	108,952	1,685,598
InterRent REIT	213,213	2,136,174
Ivanhoe Mines Ltd., Class A(a)(b)	808,172	8,481,763
Jamieson Wellness Inc.(c)	76,864	1,766,022
Keyera Corp.	256,023	6,192,769
Killam Apartment REIT	190,071	2,647,945
Kinaxis Inc.(b)	35,230	4,290,123
Kinross Gold Corp.	1,396,441	7,696,551
Labrador Iron Ore Royalty Corp.	84,640	2,078,148
Laurentian Bank of Canada	51,219	1,010,703
Lightspeed Commerce Inc.(b)	162,828	3,004,770
Linamar Corp.	60,615	2,875,093
Lithium Americas Argentina Corp.(a)(b)	129,068	572,164
Lithium Americas Corp.(a)(b)	129,068	562,563
Loblaw Companies Ltd.	187,430	18,729,756
Lundin Gold Inc.	153,530	1,811,139
Lundin Mining Corp.	770,262	6,290,659
MAG Silver Corp.(b)	149,741	1,347,663
Magna International Inc.	319,339	18,149,201
Manulife Financial Corp.	2,117,723	46,813,736
Maple Leaf Foods Inc.	112,373	2,143,065
Martinrea International Inc.	190,829	1,960,168
Mattr Corp., NVS	106,881	1,293,431
MEG Energy Corp.(b)	320,115	6,052,529
Methanex Corp.	78,265	3,470,683
Metro Inc./CN	290,924	15,274,889
MTY Food Group Inc.	36,128	1,547,556
Mullen Group Ltd.	107,538	1,197,400
National Bank of Canada	396,629	30,336,093
New Gold Inc.(b)	637,201	767,798
NexGen Energy Ltd.(b)	553,717	4,242,095
NFI Group Inc.(a)(b)	91,040	807,168
North West Co. Inc. (The)	88,874	2,570,798
Northland Power Inc.	271,139	4,989,385
Novagold Resources Inc.(b)	356,051	908,368
Nutrien Ltd.	581,544	28,998,259
Nuvei Corp.(c)	80,012	1,944,284
NuVista Energy Ltd.(b)	219,162	1,698,589
OceanaGold Corp.	776,825	1,554,286
Onex Corp.	81,353	6,006,852
Open Text Corp.	330,223	14,400,665
Orla Mining Ltd.(a)(b)	361,265	1,203,814
Osisko Gold Royalties Ltd.	249,380	3,633,719
Osisko Mining Inc.(b)	367,620	661,713
Pan American Silver Corp.	441,404	5,975,345
Paramount Resources Ltd., Class A	141,292	2,784,959
Parex Resources Inc.	136,907	2,266,763
Parkland Corp.	177,875	6,070,070
Pason Systems Inc.	170,943	1,874,149
Pembina Pipeline Corp.	646,511	22,269,273

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Peyto Exploration & Development Corp.	289,183	$2,789,768
Poseidon Concepts Corp.(b)	293	—
Power Corp. of Canada	667,734	19,464,090
PrairieSky Royalty Ltd.	288,312	4,756,413
Precision Drilling Corp.(b)	13,927	862,688
Premium Brands Holdings Corp., Class A	41,263	2,823,298
Primo Water Corp.	177,240	2,586,521
Prinmaris REIT	140,381	1,450,327
Quebecor Inc., Class B	142,143	3,456,175
RB Global Inc.	222,487	14,241,683
Restaurant Brands International Inc.	336,691	26,282,659
Richelieu Hardware Ltd.	83,619	2,700,537
RioCan REIT	192,356	2,616,826
Rogers Communications Inc., Class B, NVS	422,634	19,741,467
Royal Bank of Canada	1,611,719	157,293,800
Russel Metals Inc.	96,635	3,169,056
Sandstorm Gold Ltd.	339,020	1,538,192
Saputo Inc.	277,764	5,726,965
Seabridge Gold Inc.(b)	141,287	1,484,909
Secure Energy Services Inc.	337,625	2,589,099
Shopify Inc., Class A(b)	1,403,628	112,367,497
Silvercorp Metals Inc.	265,598	630,189
SilverCrest Metals Inc.(b)	248,634	1,374,057
Sleep Country Canada Holdings Inc.(c)	67,946	1,313,486
SmartCentres Real Estate Investment Trust	121,009	2,219,556
SNC-Lavalin Group Inc.	198,831	6,594,425
Spartan Delta Corp.	178,614	413,172
Spin Master Corp.(c)	49,168	1,264,628
SSR Mining Inc.	269,289	2,537,760
Stantec Inc.	140,929	11,324,006
Stelco Holdings Inc.	49,874	1,601,072
Stella-Jones Inc.	62,834	3,717,369
StorageVault Canada Inc., NVS	331,283	1,323,210
Sun Life Financial Inc.	669,563	34,707,014
Suncor Energy Inc.	1,537,776	50,921,780
SunOpta Inc.(b)	104,868	626,345
Superior Plus Corp.	217,777	1,493,476
Tamarack Valley Energy Ltd.	782,213	1,797,790
TC Energy Corp.	1,208,969	47,695,129
Teck Resources Ltd., Class B	530,650	21,238,630
TELUS Corp.	516,779	9,255,858
TELUS Corp., NVS	47,398	848,930
TFI International Inc.	96,308	12,656,968
Thomson Reuters Corp.	185,578	27,552,698
TMX Group Ltd.	351,733	8,698,815
Topaz Energy Corp.	166,018	2,400,528
Torex Gold Resources Inc.(b)	124,957	1,283,541
Toromont Industries Ltd.	107,412	9,408,187
Toronto-Dominion Bank (The)	2,121,519	128,873,857
Tourmaline Oil Corp.	391,199	16,914,276
TransAlta Corp.	367,599	2,663,107
Transcontinental Inc., Class A	172,203	1,732,981
Tricon Residential Inc.	407,702	4,488,073
Trisura Group Ltd.(b)	63,584	1,773,986
Vermilion Energy Inc.	206,800	2,222,664
Wesdome Gold Mines Ltd.(b)	246,806	1,455,741
West Fraser Timber Co. Ltd.	72,225	5,743,296
Westshore Terminals Investment Corp.	55,292	1,167,982
Wheaton Precious Metals Corp.	540,077	25,311,653
Whitecap Resources Inc.	755,211	4,887,006
Winpak Ltd.	49,290	1,546,396

Security	Shares	Value

Canada (continued)
WSP Global Inc.	149,979	$22,033,064

		2,523,610,690

Chile — 0.1%
Aguas Andinas SA, Class A	4,014,695	1,217,621
Banco de Chile	45,765,777	5,122,494
Banco de Credito e Inversiones SA	95,302	2,523,484
Banco Itau Chile SA, NVS	78,224	733,605
Banco Santander Chile	66,030,077	3,053,660
CAP SA	122,273	882,068
Cencosud SA	1,485,046	2,584,376
Cia. Cervecerias Unidas SA	231,875	1,404,247
Cia. Sud Americana de Vapores SA	22,425,832	1,615,972
Colbun SA	11,523,025	1,635,382
Empresa Nacional de Telecomunicaciones SA	256,492	837,778
Empresas CMPC SA	1,039,005	1,692,937
Empresas Copec SA	417,583	2,654,738
Enel Americas SA	31,533,098	3,195,702
Enel Chile SA	37,830,476	2,273,979
Engie Energia Chile SA(b)	966,077	913,804
Falabella SA(b)	812,025	1,927,354
Inversiones Aguas Metropolitanas SA	995,867	781,838
Latam Airlines Group SA(b)	214,632,021	2,652,314
Parque Arauco SA	947,042	1,513,556
Vina Concha y Toro SA	938,113	1,005,581

		40,222,490

China — 6.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	381,900	882,596
3SBio Inc.(c)	2,202,500	1,659,693
AAC Technologies Holdings Inc.	778,500	1,748,150
Advanced Micro-Fabrication Equipment Inc., Class A	62,000	981,271
AECC Aviation Power Co. Ltd., Class A	252,600	1,103,850
Agile Group Holdings Ltd.(a)(b)	1,466,250	127,925
Agricultural Bank of China Ltd., Class A	7,184,500	3,887,877
Agricultural Bank of China Ltd., Class H	33,226,000	12,864,804
Aier Eye Hospital Group Co. Ltd., Class A	939,975	1,677,639
Air China Ltd., Class A(b)	637,500	631,028
Air China Ltd., Class H(a)(b)	2,300,000	1,284,939
AK Medical Holdings Ltd.(a)(c)	1,234,000	722,916
Akeso Inc.(a)(b)(c)	620,000	3,148,179
Alibaba Group Holding Ltd.	18,956,372	170,019,202
Alibaba Health Information Technology Ltd.(a)(b)	6,836,000	2,511,926
Alibaba Pictures Group Ltd.(b)	19,990,000	1,000,598
A-Living Smart City Services Co. Ltd., Class A(c)	844,500	325,246
Alphamab Oncology(a)(b)(c)	671,000	339,874
Aluminum Corp. of China Ltd., Class H	5,012,000	2,442,654
Anhui Conch Cement Co. Ltd., Class A	528,487	1,699,282
Anhui Conch Cement Co. Ltd., Class H	1,192,000	2,387,494
Anhui Gujing Distillery Co. Ltd., Class A	49,400	1,369,157
ANTA Sports Products Ltd.	1,565,400	13,212,687
Anxin-China Holdings Ltd.(d)	1,004,000	1
Ascentage Pharma Group International(b)(c)	321,000	944,704
Asia Cement China Holdings Corp.	668,000	180,870
Autohome Inc., ADR	86,575	2,181,690
AviChina Industry & Technology Co. Ltd., Class H	3,293,000	1,214,581
Baidu Inc.(b)	2,585,806	33,478,968
Bank of Beijing Co. Ltd., Class A	4,442,793	3,150,559
Bank of China Ltd., Class A	4,290,400	2,579,420
Bank of China Ltd., Class H	93,061,000	34,923,012

88	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Bank of Communications Co. Ltd., Class A	1,849,163	$1,545,423
Bank of Communications Co. Ltd., Class H	10,915,000	6,457,367
Bank of Jiangsu Co. Ltd., Class A	1,635,700	1,665,902
Bank of Nanjing Co. Ltd., Class A	1,126,900	1,301,618
Bank of Ningbo Co. Ltd., Class A	820,871	2,460,656
Bank of Shanghai Co. Ltd., Class A	3,401,151	3,027,948
Baoshan Iron & Steel Co. Ltd., Class A	2,730,276	2,338,466
BeiGene Ltd.(a)(b)	788,279	8,933,730
Beijing Capital International Airport Co. Ltd., Class H(b)	2,456,000	710,876
Beijing Enterprises Holdings Ltd.	620,000	2,243,981
Beijing Enterprises Water Group Ltd.	7,510,000	1,827,151
Beijing Kingsoft Office Software Inc., Class A	41,600	1,235,034
Beijing Tongrentang Co. Ltd., Class A	338,313	2,056,816
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	94,780	711,756
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,630,200	2,508,680
Bilibili Inc.(a)(b)	224,224	2,024,604
BOC Aviation Ltd.(c)	229,000	1,716,896
BOE Technology Group Co. Ltd., Class A	5,347,000	2,677,648
BOE Varitronix Ltd.(a)	555,000	359,795
Bosideng International Holdings Ltd.	4,418,000	1,997,187
Brilliance China Automotive Holdings Ltd.	2,938,000	1,566,392
BYD Co. Ltd., Class A	187,400	4,462,580
BYD Co. Ltd., Class H	1,192,500	26,700,263
BYD Electronic International Co. Ltd.	830,000	2,843,259
C&D International Investment Group Ltd.	709,000	1,170,778
Canggang Railway Ltd., NVS	16,000	4,155
CGN New Energy Holdings Co. Ltd.(a)	2,778,000	647,915
CGN Power Co. Ltd., Class H(c)	14,401,000	4,035,518
Changchun High & New Technology Industry Group Inc., Class A	51,400	816,964
China Aoyuan Group Ltd.(a)(b)	1,687,000	37,956
China Baoan Group Co. Ltd., Class A	1,005,500	1,511,347
China BlueChemical Ltd., Class H	4,830,000	1,329,888
China Cinda Asset Management Co. Ltd., Class H	10,826,000	1,038,717
China CITIC Bank Corp. Ltd., Class H	9,123,000	4,521,374
China Coal Energy Co. Ltd., Class H	2,502,000	2,747,644
China Communications Services Corp. Ltd., Class H	2,322,000	956,125
China Conch Environment Protection Holdings Ltd.(a)(b)	2,942,500	440,482
China Conch Venture Holdings Ltd.	1,683,000	1,306,673
China Construction Bank Corp., Class H	110,975,000	65,903,971
China CSSC Holdings Ltd., Class A	648,600	2,759,356
China Datang Corp. Renewable Power Co. Ltd., Class H	2,644,000	572,626
China East Education Holdings Ltd.(c)	954,000	275,822
China Eastern Airlines Corp. Ltd., Class A(b)	4,463,693	2,324,674
China Education Group Holdings Ltd.(a)	1,390,000	688,987
China Energy Engineering Corp. Ltd.	6,462,300	1,897,799
China Everbright Bank Co. Ltd., Class A	5,069,800	2,223,589
China Everbright Bank Co. Ltd., Class H	3,268,000	970,223
China Everbright Environment Group Ltd.	3,950,629	1,377,902
China Everbright Ltd.	1,114,000	571,423
China Feihe Ltd.(c)	3,786,000	1,734,495
China Galaxy Securities Co. Ltd., Class H	4,098,000	2,007,880
China Gas Holdings Ltd.	3,545,600	3,232,604
China Hongqiao Group Ltd.(a)	2,780,500	2,038,424
China International Capital Corp. Ltd., Class A	296,800	1,335,059

Security	Shares	Value

China (continued)
China International Capital Corp. Ltd., Class H(c)	1,666,000	$1,980,280
China Jinmao Holdings Group Ltd.	5,472,000	436,605
China Lesso Group Holdings Ltd.	1,515,000	671,175
China Life Insurance Co. Ltd., Class A	306,300	1,227,584
China Life Insurance Co. Ltd., Class H	8,856,000	10,209,564
China Literature Ltd.(a)(b)(c)	436,200	1,268,711
China Longyuan Power Group Corp. Ltd., Class H	3,659,000	2,207,149
China Medical System Holdings Ltd.	1,332,000	1,903,471
China Meidong Auto Holdings Ltd.	852,000	299,673
China Mengniu Dairy Co. Ltd.	3,470,000	7,688,549
China Merchants Bank Co. Ltd., Class A	1,714,031	7,334,586
China Merchants Bank Co. Ltd., Class H	4,437,177	16,175,218
China Merchants Port Holdings Co. Ltd.	1,282,000	1,585,034
China Merchants Securities Co. Ltd., Class A	1,303,772	2,427,179
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,317,982	1,611,154
China Metal Recycling Holdings Ltd.(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	2,463,599	1,354,054
China Minsheng Banking Corp. Ltd., Class H	8,667,500	2,882,757
China National Building Material Co. Ltd., Class H	4,004,000	1,412,387
China National Nuclear Power Co. Ltd., Class A	2,976,500	3,433,312
China Nonferrous Mining Corp Ltd.	2,663,000	1,878,120
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	666,900	1,565,947
China Oilfield Services Ltd., Class H	2,112,000	2,029,853
China Oriental Group Co. Ltd.(a)	1,786,000	271,740
China Overseas Grand Oceans Group Ltd.	2,132,000	502,662
China Overseas Land & Investment Ltd.	4,199,500	6,352,960
China Overseas Property Holdings Ltd.	2,010,000	1,332,209
China Pacific Insurance Group Co. Ltd., Class A	372,788	1,293,776
China Pacific Insurance Group Co. Ltd., Class H	3,208,600	5,903,735
China Petroleum & Chemical Corp., Class A	3,082,148	2,558,678
China Petroleum & Chemical Corp., Class H	28,166,200	14,652,145
China Power International Development Ltd.	6,552,000	2,451,298
China Railway Group Ltd., Class A	1,327,086	1,166,619
China Railway Group Ltd., Class H	5,552,000	2,539,137
China Renewable Energy Investment Ltd.(d)	4,386	—
China Resources Beer Holdings Co. Ltd.	1,798,000	6,502,180
China Resources Building Materials Technology Holdings Ltd.(a)	2,872,000	460,034
China Resources Gas Group Ltd.	1,065,000	3,020,320
China Resources Land Ltd.	3,676,666	11,162,559
China Resources Medical Holdings Co. Ltd.	2,359,500	1,214,459
China Resources Mixc Lifestyle Services Ltd.(c)	726,800	2,098,861
China Resources Pharmaceutical Group Ltd.(c)	1,673,500	1,020,371
China Resources Power Holdings Co. Ltd.	2,170,000	4,390,127
China Ruyi Holdings Ltd.(a)(b)	7,503,600	1,258,829
China Shenhua Energy Co. Ltd., Class A	771,900	3,996,987
China Shenhua Energy Co. Ltd., Class H	3,843,500	14,581,025
China Shineway Pharmaceutical Group Ltd.	1,084,000	1,095,741
China Southern Airlines Co. Ltd., Class A(b)	762,000	611,270
China Southern Airlines Co. Ltd., Class H(b)	3,482,000	1,288,216
China State Construction Engineering Corp. Ltd., Class A	2,028,680	1,453,677
China State Construction International Holdings Ltd.	2,108,000	2,226,683
China Taiping Insurance Holdings Co. Ltd.	1,622,568	1,346,933
China Three Gorges Renewables Group Co. Ltd., Class A	3,683,600	2,270,256
China Tourism Group Duty Free Corp. Ltd.(a)(c)	56,500	495,494

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Tourism Group Duty Free Corp. Ltd., Class A	168,192	$1,869,991
China Tower Corp. Ltd., Class H(c)	49,624,000	5,520,239
China Traditional Chinese Medicine Holdings Co. Ltd.	4,054,000	1,550,023
China Travel International Investment Hong Kong Ltd.(a)	4,846,000	806,184
China United Network Communications Ltd., Class A	2,390,800	1,502,666
China Vanke Co. Ltd., Class A	1,045,092	1,398,759
China Vanke Co. Ltd., Class H	2,559,000	2,013,412
China Water Affairs Group Ltd.	1,792,000	916,556
China Yangtze Power Co. Ltd., Class A	1,916,438	6,508,757
Chinasoft International Ltd.(a)	2,988,000	1,702,727
Chongqing Changan Automobile Co. Ltd., Class A	817,200	1,455,488
Chongqing Zhifei Biological Products Co. Ltd., Class A	246,900	1,542,705
Chow Tai Fook Jewellery Group Ltd.	2,420,600	3,279,156
CIMC Enric Holdings Ltd.	952,000	784,106
CITIC Ltd.	6,076,000	5,864,518
CITIC Securities Co. Ltd., Class A	556,025	1,588,389
CITIC Securities Co. Ltd., Class H	2,658,925	5,189,484
CMOC Group Ltd., Class A	1,202,200	898,676
CMOC Group Ltd., Class H	4,962,000	2,717,954
COFCO Joycome Foods Ltd.(b)	3,950,000	767,429
Contemporary Amperex Technology Co. Ltd., Class A	321,398	6,782,796
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,944,000	1,807,569
COSCO Shipping Holdings Co. Ltd., Class A	1,292,299	1,788,494
COSCO Shipping Holdings Co. Ltd., Class H	3,694,800	3,881,857
COSCO SHIPPING Ports Ltd.	2,922,000	1,789,368
Country Garden Holdings Co. Ltd.(a)(b)	13,868,866	1,124,845
Country Garden Services Holdings Co. Ltd.(a)	2,447,000	1,616,469
CRRC Corp. Ltd., Class A	3,902,100	3,086,557
CRRC Corp. Ltd., Class H	4,924,000	2,288,642
CSC Financial Co. Ltd., Class A	623,500	1,940,621
CSPC Pharmaceutical Group Ltd.	10,899,440	8,018,603
Dada Nexus Ltd., ADR(b)	95,326	180,166
Daqin Railway Co. Ltd., Class A	1,512,200	1,571,199
Daqo New Energy Corp., ADR(a)(b)	69,142	1,248,013
Digital China Holdings Ltd.	1,665,000	435,233
Dongfeng Motor Group Co. Ltd., Class H	2,674,000	1,032,621
Dongyue Group Ltd.	1,786,000	1,200,408
East Buy Holding Ltd.(a)(b)(c)	609,000	1,789,278
East Money Information Co. Ltd., Class A	1,419,616	2,467,034
ENN Energy Holdings Ltd.	880,200	6,552,076
Eve Energy Co. Ltd., Class A	215,943	1,046,494
Far East Horizon Ltd.	2,176,000	1,592,070
FIH Mobile Ltd. (a)(b)	9,467,000	593,682
Flat Glass Group Co. Ltd., Class H(a)	743,000	1,117,488
Focus Media Information Technology Co. Ltd., Class A	2,269,400	1,785,151
Foshan Haitian Flavouring & Food Co. Ltd., Class A	366,002	1,731,587
Fosun International Ltd.	2,934,500	1,539,954
Founder Securities Co. Ltd., Class A	1,073,500	1,032,063
Foxconn Industrial Internet Co. Ltd., Class A	1,032,900	1,909,068
Fu Shou Yuan International Group Ltd.	2,319,000	1,390,812
Fufeng Group Ltd.(a)	1,925,000	1,044,159
Fuyao Glass Industry Group Co. Ltd., Class H(c)	728,000	3,291,224

Security	Shares	Value

China (continued)
Ganfeng Lithium Group Co. Ltd., Class A	233,980	$1,108,441
Ganfeng Lithium Group Co. Ltd., Class H(a)(c)	381,240	1,018,409
GCL-Poly Energy Holdings Ltd.	23,489,000	2,702,712
GDS Holdings Ltd.(a)(b)	1,026,488	687,503
Geely Automobile Holdings Ltd.	6,909,000	6,548,753
Genertec Universal Medical Group Co. Ltd.(c)	2,554,500	1,306,850
Genscript Biotech Corp.(a)(b)	1,326,000	2,201,045
GF Securities Co. Ltd., Class A	508,000	968,851
GF Securities Co. Ltd., Class H	1,465,600	1,474,989
GigaDevice Semiconductor Inc., Class A	102,780	893,379
GoerTek Inc., Class A	416,900	882,042
Goldwind Science & Technology Co Ltd., Class A	1,109,000	1,076,523
Great Wall Motor Co. Ltd., Class H(a)	3,626,000	3,570,183
Gree Electric Appliances Inc. of Zhuhai, Class A	266,300	1,307,887
Greentown China Holdings Ltd.	1,272,500	958,640
Greentown Service Group Co. Ltd.	1,724,000	532,662
Guangdong Haid Group Co. Ltd., Class A	243,000	1,277,613
Guangdong Investment Ltd.	2,860,000	1,662,710
Guangzhou Automobile Group Co. Ltd., Class H	3,195,600	1,263,106
Guangzhou R&F Properties Co. Ltd., Class H(a)(b)	1,764,400	231,602
Guangzhou Tinci Materials Technology Co. Ltd., Class A	321,000	834,282
Guotai Junan Securities Co. Ltd., Class A	1,523,694	3,100,274
Gushengtang Holdings Ltd.(a)	215,100	1,040,604
H World Group Ltd., ADR	250,923	7,971,824
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	3,766,000	404,817
Haidilao International Holding Ltd.(c)	1,731,000	2,727,218
Haier Smart Home Co. Ltd., Class A	705,400	2,194,471
Haier Smart Home Co. Ltd., Class H(a)	2,653,800	7,498,740
Haitian International Holdings Ltd.	690,000	1,535,874
Haitong Securities Co. Ltd., Class A	1,422,951	1,742,820
Haitong Securities Co. Ltd., Class H	2,976,000	1,371,763
Hangzhou First Applied Material Co. Ltd., Class A	203,560	643,972
Hangzhou Tigermed Consulting Co. Ltd., Class A	83,900	473,753
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,186,000	1,781,308
Harbin Electric Co. Ltd., Class H	1,504,000	443,662
Hello Group Inc., ADR	206,035	1,209,425
Henan Shuanghui Investment & Development Co. Ltd., Class A	563,341	2,232,540
Hengan International Group Co. Ltd.	567,500	1,757,258
Hengli Petrochemical Co. Ltd., Class A(b)	843,300	1,376,971
Hithink RoyalFlush Information Network Co. Ltd., Class A	60,700	971,701
Hope Education Group Co. Ltd.(a)(b)(c)	9,460,000	363,045
Hopson Development Holdings Ltd.(a)(b)	1,306,552	604,032
Hua Hong Semiconductor Ltd.(b)(c)	1,035,000	1,875,051
Huabao International Holdings Ltd.(a)	1,022,000	285,012
Huadong Medicine Co. Ltd., Class A	222,700	897,147
Hualan Biological Engineering Inc., Class A	427,000	1,045,677
Huaneng Power International Inc., Class H(b)	5,746,000	3,240,258
Huatai Securities Co. Ltd., Class A	887,200	1,698,473
Huatai Securities Co. Ltd., Class H(c)	1,677,000	1,978,393
Huaxia Bank Co. Ltd., Class A	1,497,731	1,262,136
Hundsun Technologies Inc., Class A	320,648	937,208
HUTCHMED China Ltd.(a)(b)	724,845	1,828,642
HUYA Inc., ADR(b)	156,723	481,140
Hygeia Healthcare Holdings Co. Ltd.(a)(c)	515,600	1,680,280
Hygon Information Technology Co. Ltd., NVS	186,416	1,710,509

90	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
IEIT Systems Co. Ltd., Class A	184,200	$719,173
Iflytek Co. Ltd., Class A	292,800	1,555,706
Imeik Technology Development Co. Ltd., Class A	34,800	1,312,925
Industrial & Commercial Bank of China Ltd., Class A	5,688,241	4,091,395
Industrial & Commercial Bank of China Ltd., Class H	75,607,000	36,830,419
Industrial Bank Co. Ltd., Class A	1,601,198	3,507,304
INESA Intelligent Tech Inc., Class B	246,730	122,772
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	11,828,900	2,335,464
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	660,800	2,492,227
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,398,784	4,537,571
Innovent Biologics Inc.(b)(c)	1,425,000	5,741,198
iQIYI Inc., ADR(a)(b)	491,416	1,646,244
JA Solar Technology Co. Ltd., Class A	358,876	853,307
JD Health International Inc.(a)(b)(c)	1,304,800	4,305,560
JD Logistics Inc.(b)(c)	2,211,400	1,930,941
JD.com Inc.	2,706,240	30,515,924
Jiangsu Eastern Shenghong Co. Ltd., Class A	887,107	1,220,866
Jiangsu Expressway Co. Ltd., Class H	1,474,000	1,406,512
Jiangsu Hengli Hydraulic Co. Ltd., Class A	191,996	1,304,114
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	539,359	2,816,703
Jiangsu King’s Luck Brewery JSC Ltd., Class A	157,100	967,946
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	145,500	1,851,671
Jiangxi Copper Co. Ltd., Class H	1,142,000	1,597,121
JinkoSolar Holding Co. Ltd., ADR	53,664	1,407,607
Jinxin Fertility Group Ltd.(b)(c)	2,334,500	648,120
Jiumaojiu International Holdings Ltd.(a)(c)	1,043,000	614,339
JOYY Inc., ADR	65,572	2,010,438
Kanzhun Ltd., ADR	232,807	3,238,345
KE Holdings Inc., ADR	762,750	10,808,168
Keymed Biosciences Inc.(b)(c)	262,000	1,039,986
Kingboard Holdings Ltd.	660,000	1,174,738
Kingboard Laminates Holdings Ltd.	1,899,500	1,141,635
Kingdee International Software Group Co. Ltd.(b)	3,046,000	2,944,457
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	121,283	315,336
Kingsoft Corp. Ltd.	1,084,600	2,638,565
Kuaishou Technology(b)(c)	2,672,400	13,469,795
Kunlun Energy Co. Ltd.	3,888,000	3,483,247
Kweichow Moutai Co. Ltd., Class A	88,630	19,810,451
Lee & Man Paper Manufacturing Ltd.(a)	1,583,000	425,912
Legend Biotech Corp., ADR(b)	86,391	4,756,688
Lenovo Group Ltd.	7,938,000	8,311,648
Lepu Medical Technology Beijing Co. Ltd., Class A	596,800	1,088,592
LexinFintech Holdings Ltd., ADR	223,708	404,911
Li Auto Inc.(b)	1,358,218	18,774,538
Li Ning Co. Ltd.(a)	2,767,500	5,912,271
Lifetech Scientific Corp. (a)(b)	6,158,000	1,346,393
Lingyi iTech Guangdong Co., Class A	2,003,000	1,321,677
LK Technology Holdings Ltd.	810,000	317,236
Longfor Group Holdings Ltd.(a)(c)	2,100,000	2,328,493
LONGi Green Energy Technology Co. Ltd., Class A	629,860	1,695,662
Lonking Holdings Ltd.	3,625,000	586,697
Lufax Holding Ltd., Class A, ADR(a)	220,007	521,417
Luxshare Precision Industry Co. Ltd., Class A	689,531	2,441,780
Luye Pharma Group Ltd. (a)(b)(c)	2,785,500	935,505

Security	Shares	Value

China (continued)
Luzhou Laojiao Co. Ltd., Class A	116,900	$2,392,158
Mango Excellent Media Co. Ltd., Class A	241,897	719,559
Maoyan Entertainment(b)(c)	1,605,600	1,752,544
Meitu Inc.(a)(c)	3,362,000	995,860
Meituan, Class B(b)(c)	5,892,290	47,393,002
MH Development Ltd.(d)	264,000	1,133
Microport Scientific Corp.(b)	906,700	669,609
Ming Yuan Cloud Group Holdings Ltd.(a)(b)	1,126,000	299,311
MINISO Group Holding Ltd.	596,592	2,523,293
Minth Group Ltd.	760,000	1,231,909
MMG Ltd.(b)	4,678,000	1,189,428
Montage Technology Co. Ltd., Class A	153,800	962,111
Muyuan Foods Co. Ltd., Class A	490,410	2,407,079
NARI Technology Co. Ltd., Class A	879,233	2,568,146
NAURA Technology Group Co. Ltd., Class A	59,300	1,873,203
NetDragon Websoft Holdings Ltd.(a)	629,000	861,546
NetEase Inc.	2,284,025	44,397,127
New China Life Insurance Co. Ltd., Class A	299,501	1,273,778
New China Life Insurance Co. Ltd., Class H	660,400	1,178,573
New Hope Liuhe Co. Ltd., Class A(b)	1,033,600	1,176,986
New Horizon Health Ltd.(a)(b)(c)	605,000	1,315,478
New Oriental Education & Technology Group Inc.(b)	1,748,750	13,497,282
Nexteer Automotive Group Ltd.(a)	1,630,000	738,587
Nine Dragons Paper Holdings Ltd.(b)	1,749,000	647,981
Ningbo Tuopu Group Co. Ltd., Class A	120,800	819,563
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,021,100	1,895,277
NIO Inc., ADR(a)(b)	1,692,088	9,509,535
Noah Holdings Ltd., ADR	58,644	691,999
Nongfu Spring Co. Ltd., Class H(c)	2,334,000	12,666,970
Orient Overseas International Ltd.	167,500	2,500,473
PDD Holdings Inc., ADR(b)	695,665	88,259,019
People’s Insurance Co. Group of China Ltd. (The), Class H	14,909,000	4,634,877
PetroChina Co. Ltd., Class A	1,589,400	1,849,087
PetroChina Co. Ltd., Class H	23,508,000	17,004,881
PICC Property & Casualty Co. Ltd., Class H	7,560,520	9,404,263
Ping An Bank Co. Ltd., Class A	1,710,800	2,253,132
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	701,600	1,007,318
Ping An Insurance Group Co. of China Ltd., Class A	660,563	3,732,043
Ping An Insurance Group Co. of China Ltd., Class H	7,998,500	33,622,023
Poly Developments and Holdings Group Co. Ltd., Class A	1,449,536	1,931,769
Poly Property Group Co. Ltd.	3,035,000	555,042
Pop Mart International Group Ltd.(c)	822,000	1,843,440
Postal Savings Bank of China Co. Ltd., Class A	1,984,500	1,307,452
Postal Savings Bank of China Co. Ltd., Class H(c)	10,028,000	4,822,556
Power Construction Corp. of China Ltd., Class A	1,397,600	978,701
Q Technology Group Co. Ltd.(a)(b)	1,219,000	430,112
Qifu Technology Inc.	125,023	1,794,080
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	680,200	1,356,778
Redco Properties Group Ltd.(a)(b)(c)(d)	2,164,000	151,783
RLX Technology Inc., ADR(a)	623,920	1,135,534
Rongsheng Petrochemical Co. Ltd., Class A	1,102,000	1,451,324
SAIC Motor Corp. Ltd., Class A	1,188,352	2,262,094
Sangfor Technologies Inc., Class A(b)	72,100	547,171
Sany Heavy Equipment International Holdings Co. Ltd.	2,174,000	1,414,942

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sany Heavy Industry Co. Ltd., Class A	961,500	$1,751,310
SDIC Power Holdings Co. Ltd., Class A	1,291,500	2,516,714
Seazen Group Ltd.(a)(b)	2,498,000	343,503
Seazen Holdings Co. Ltd., Class A(b)	352,900	485,705
Seres Group Co. Ltd., NVS(b)	139,400	1,099,687
SF Holding Co. Ltd., Class A	453,200	2,228,258
Shaanxi Coal Industry Co. Ltd., Class A	1,340,600	4,517,526
Shandong Gold Mining Co. Ltd., Class A	910,928	2,606,602
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,734,800	1,752,550
Shanghai Baosight Software Co. Ltd., Class A	443,320	2,527,359
Shanghai Baosight Software Co. Ltd., Class B	373,153	735,171
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	669,500	1,136,748
Shanghai Industrial Holdings Ltd.	668,000	818,305
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,328,800	1,878,270
Shanghai Pudong Development Bank Co. Ltd., Class A	2,458,199	2,337,366
Shanghai United Imaging Healthcare Co. Ltd., NVS	83,967	1,575,599
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	164,510	115,651
Shanxi Meijin Energy Co. Ltd., Class A(b)	1,579,700	1,177,571
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	93,440	2,606,123
Shede Spirits Co. Ltd.	93,100	1,072,166
Shengyi Technology Co. Ltd., Class A	565,200	1,129,818
Shennan Circuits Co. Ltd., Class A	117,500	863,650
Shenwan Hongyuan Group Co. Ltd., Class A	4,385,133	2,667,932
Shenzhen Inovance Technology Co. Ltd., Class A	317,350	2,471,619
Shenzhen International Holdings Ltd.	1,502,500	1,236,551
Shenzhen Investment Ltd.	11,020,000	1,551,611
Shenzhen Kangtai Biological Products Co. Ltd., Class A	279,660	812,935
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	93,800	3,506,762
Shenzhen Transsion Holdings Co. Ltd., Class A	85,888	1,632,631
Shenzhou International Group Holdings Ltd.	912,500	8,126,182
Shougang Fushan Resources Group Ltd.	6,726,000	2,657,562
Shui On Land Ltd.(a)	13,024,000	1,168,786
Sichuan Chuantou Energy Co. Ltd., Class A	1,319,359	2,849,940
Sichuan Road & Bridge Group Co. Ltd., Class A	2,039,200	2,280,285
Sihuan Pharmaceutical Holdings Group Ltd.	7,418,000	512,577
Sino Biopharmaceutical Ltd.	11,621,000	4,193,275
Sinofert Holdings Ltd.	7,390,000	813,464
Sino-Ocean Group Holding Ltd.(a)(b)	3,649,500	164,069
Sinopec Engineering Group Co. Ltd., Class H	2,518,000	1,262,942
Sinopec Kantons Holdings Ltd.	2,400,000	1,052,961
Sinopharm Group Co. Ltd., Class H	1,775,600	4,668,911
Sinotruk Hong Kong Ltd.	791,500	1,797,649
Skyworth Group Ltd.	2,624,000	831,817
Smoore International Holdings Ltd.(a)(c)	2,069,000	1,251,132
SOHO China Ltd.(b)	3,601,500	300,472
SooChow Securities Co. Ltd., Class A	2,334,064	2,185,324
SSY Group Ltd.	2,424,000	1,317,115
Sunac Services Holdings Ltd.(a)(c)	1,560,000	318,697
Sungrow Power Supply Co. Ltd., Class A	140,900	1,536,596
Sunny Optical Technology Group Co. Ltd.	805,300	4,949,682
TAL Education Group, ADR(b)	518,642	5,518,351
TCL Technology Group Corp., Class A(b)	3,805,160	2,144,032

Security	Shares	Value

China (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	527,175	$901,778
Tencent Holdings Ltd.	7,765,800	269,561,016
Tencent Music Entertainment Group, ADR(b)	812,361	7,636,193
Tianneng Power International Ltd.(a)	1,432,000	1,111,574
Tianqi Lithium Corp., Class A	195,000	1,263,877
Tingyi Cayman Islands Holding Corp.	2,012,000	2,003,425
Tong Ren Tang Technologies Co. Ltd., Class H	1,590,000	1,151,511
Tongcheng Travel Holdings Ltd.(b)	1,288,800	2,628,963
Tongdao Liepin Group(a)(b)	658,600	326,535
Tongwei Co. Ltd., Class A	420,400	1,362,636
Topsports International Holdings Ltd.(c)	1,969,000	1,276,268
Towngas Smart Energy Co. Ltd.(a)	2,091,000	773,263
TravelSky Technology Ltd., Class H	1,265,000	1,272,384
Trina Solar Co. Ltd.	182,178	586,538
Trip.com Group Ltd.(b)	626,888	22,818,348
Tsingtao Brewery Co. Ltd., Class H	732,000	4,177,316
Unigroup Guoxin Microelectronics Co. Ltd., Class A(b)	135,517	985,310
Uni-President China Holdings Ltd.	1,755,000	985,823
Unisplendour Corp. Ltd., Class A(b)	493,340	1,065,147
Untradelumena Newmat, NVS(d)	3,800	—
Venus MedTech Hangzhou Inc., Class H(b)(c)(d)	587,500	336,473
Vinda International Holdings Ltd.(a)	546,000	1,613,281
Vipshop Holdings Ltd., ADR(b)	465,907	7,403,262
Vnet Group Inc., ADR(a)(b)	121,075	205,828
Walvax Biotechnology Co. Ltd., Class A	285,800	656,243
Wanhua Chemical Group Co. Ltd., Class A	271,687	2,643,841
Want Want China Holdings Ltd.	5,616,000	3,096,075
Weibo Corp., ADR	76,807	622,137
Weichai Power Co. Ltd., Class A	809,700	1,661,654
Weichai Power Co. Ltd., Class H	2,213,000	3,906,970
Weimob Inc.(a)(b)(c)	2,825,000	629,388
Wens Foodstuffs Group Co. Ltd., Class A	1,169,957	3,057,722
West China Cement Ltd.	5,004,000	396,699
Will Semiconductor Co. Ltd. Shanghai, Class A	131,030	1,574,304
Wingtech Technology Co. Ltd., Class A(b)	201,600	938,735
Wuliangye Yibin Co. Ltd., Class A	283,374	4,995,122
WuXi AppTec Co. Ltd., Class A	264,361	2,003,271
WuXi AppTec Co. Ltd., Class H(a)(c)	415,250	2,873,112
Wuxi Biologics Cayman Inc.(b)(c)	4,372,000	11,505,069
XD Inc.(b)	525,000	564,399
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	933,500	237,048
Xiaomi Corp., Class B(b)(c)	17,895,600	28,195,021
Xinyi Solar Holdings Ltd.	5,535,600	2,541,623
XPeng Inc.(a)(b)	1,291,006	5,376,586
Xtep International Holdings Ltd.	1,731,000	852,448
Yadea Group Holdings Ltd.(c)	1,728,000	2,369,262
Yankuang Energy Group Co. Ltd., Class A	254,250	809,002
Yankuang Energy Group Co. Ltd., Class H	2,757,000	5,664,210
Yeahka Ltd.(a)(b)	344,400	538,512
Yihai International Holding Ltd.	602,000	772,644
Yonyou Network Technology Co. Ltd., Class A	467,000	726,216
Yuexiu Property Co. Ltd.	2,055,616	1,287,239
Yuexiu REIT(a)	3,430,448	465,304
Yuexiu Transport Infrastructure Ltd.	1,722,000	942,320
Yum China Holdings Inc.	510,783	17,667,984
Yunnan Baiyao Group Co. Ltd., Class A	298,592	1,933,151
Yunnan Energy New Material Co. Ltd., Class A	95,500	564,258
Zai Lab Ltd.(b)	1,041,020	2,211,917

92	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	81,100	$2,248,465
Zhaojin Mining Industry Co. Ltd., Class H(a)	1,687,500	1,573,042
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	1,482,258	865,913
Zhejiang Expressway Co. Ltd., Class H	3,400,320	2,525,962
Zhejiang Huayou Cobalt Co. Ltd., Class A	235,840	817,617
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	154,600	703,563
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	663,200	1,792,147
ZhongAn Online P&C Insurance Co. Ltd., Class H(b)(c)	726,200	1,134,518
Zhongsheng Group Holdings Ltd.	960,500	1,621,347
Zhuzhou CRRC Times Electric Co. Ltd.	675,600	1,658,500
Zijin Mining Group Co. Ltd., Class A	2,112,300	3,542,169
Zijin Mining Group Co. Ltd., Class H	5,926,000	8,793,378
ZTE Corp., Class A	269,000	821,628
ZTE Corp., Class H	748,640	1,300,965
ZTO Express Cayman Inc., ADR	516,648	8,452,361

		2,037,177,488

Colombia — 0.0%
Bancolombia SA	269,342	2,265,973
Interconexion Electrica SA ESP	563,481	2,439,741

		4,705,714

Czech Republic — 0.0%
CEZ AS	205,899	7,800,545
Komercni Banka AS	77,654	2,547,646

		10,348,191

Denmark — 2.2%
ALK-Abello A/S(b)	182,904	2,951,500
Alm Brand A/S	1,150,063	2,087,790
Ambu A/S, Class B(a)(b)	209,625	3,477,059
AP Moller - Maersk A/S, Class A	2,964	5,374,533
AP Moller - Maersk A/S, Class B, NVS	5,998	11,059,106
Bavarian Nordic A/S(a)(b)	90,534	2,079,858
Carlsberg A/S, Class B	111,060	14,289,805
Chemometec A/S	24,786	1,340,597
Coloplast A/S, Class B	163,666	18,866,059
D/S Norden A/S	37,906	2,039,597
Danske Bank A/S	799,683	21,472,654
Demant A/S(b)	113,928	5,160,811
Dfds A/S	54,021	1,830,243
DSV A/S	220,482	39,446,372
FLSmidth & Co. A/S(a)	59,957	2,461,560
Genmab A/S(b)	76,490	21,151,169
GN Store Nord A/S(b)	176,945	4,172,809
H Lundbeck A/S	309,848	1,569,364
H Lundbeck A/S, Class A	97,902	431,975
ISS A/S	169,171	3,201,050
Jyske Bank A/S, Registered	55,175	4,226,218
Matas A/S	94,336	1,691,340
Netcompany Group A/S(a)(b)(c)	47,422	1,891,589
Nilfisk Holding A/S(b)	43,627	768,823
NKT A/S(a)(b)	65,301	4,553,041
Novo Nordisk A/S	3,799,366	434,284,193
Novozymes A/S, Class B	433,086	22,191,621
Orsted A/S(c)	221,957	12,510,551
Pandora A/S	106,310	15,533,689
Per Aarsleff Holding A/S	26,970	1,241,424
Ringkjoebing Landbobank A/S	34,129	5,500,699
Rockwool A/S, Class B	10,356	2,823,324

Security	Shares	Value

Denmark (continued)
Royal Unibrew A/S	60,454	$3,960,071
Scandinavian Tobacco Group A/S, Class A(c)	88,082	1,579,654
Schouw & Co. A/S	22,948	1,834,926
Spar Nord Bank A/S	123,148	2,095,254
Sydbank A/S	89,141	3,956,004
Topdanmark A/S	31,352	1,390,407
Tryg A/S	335,504	7,171,100
Vestas Wind Systems A/S(b)	1,196,655	33,739,698
Zealand Pharma A/S, Class A(a)(b)	66,909	4,570,663

		731,978,200

Egypt — 0.0%
Commercial International Bank Egypt SAE	2,465,078	3,224,082
Eastern Co. SAE	1,328,129	656,561
EFG Holding S.A.E.(b)	2,596,088	697,701
EISewedy Electric Co.	1,488,621	712,661

		5,291,005

Finland — 0.7%
Cargotec OYJ, Class B	53,972	3,068,314
Citycon OYJ	134,613	703,963
Elisa OYJ	155,404	7,080,433
Finnair OYJ(b)	813,289	31,114
Fortum OYJ	512,029	6,999,511
Huhtamaki OYJ	118,883	4,665,910
Kemira OYJ	172,143	3,222,048
Kesko OYJ, Class B	318,973	6,229,416
Kojamo OYJ	258,393	3,063,354
Kone OYJ, Class B	379,943	18,807,674
Konecranes OYJ	73,854	3,171,772
Mandatum OYJ(b)	509,397	2,299,962
Metsa Board OYJ, Class B(a)	302,221	2,434,152
Metso OYJ	744,911	7,445,115
Neste OYJ	487,794	16,816,462
Nokia OYJ	5,890,458	21,295,320
Nokian Renkaat OYJ	158,889	1,431,959
Nordea Bank Abp	3,641,136	44,867,502
Orion OYJ, Class B	126,822	5,838,592
Outokumpu OYJ	415,824	1,775,036
QT Group OYJ(a)(b)	26,789	1,889,577
Revenio Group OYJ	44,438	1,220,055
Sampo OYJ, Class A	492,141	20,598,777
Stora Enso OYJ, Class R	636,609	8,100,701
TietoEVRY OYJ	95,428	2,214,453
Tokmanni Group Corp.	83,267	1,427,772
UPM-Kymmene OYJ	627,076	22,808,146
Valmet OYJ	206,984	5,858,413
Wartsila OYJ Abp	524,967	7,744,078
YIT OYJ(a)	302,225	643,801

		233,753,382

France — 7.0%
ABC arbitrage	124,800	596,806
Accor SA	193,616	7,646,572
Aeroports de Paris SA	33,896	4,535,617
Air France-KLM, NVS(b)	152,952	1,949,550
Air Liquide SA	607,515	113,686,286
Airbus SE	691,050	110,074,483
Alstom SA(a)	331,715	4,183,061
Alten SA	36,820	5,693,116
Amundi SA(c)	56,370	3,812,731
Aperam SA	64,993	2,002,833
ArcelorMittal SA	581,615	16,017,686
Arkema SA	75,291	8,194,143

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Atos SE(a)(b)	127,391	$543,821
AXA SA	2,135,185	71,668,146
Beneteau SACA	64,517	773,209
BioMerieux	47,777	5,142,154
BNP Paribas SA	1,207,734	81,140,602
Boiron SA(a)	22,664	980,254
Bollore SE	1,076,468	7,110,103
Bonduelle SCA	38,288	406,781
Bouygues SA	263,010	9,634,737
Bureau Veritas SA	341,121	9,073,437
Capgemini SE	187,643	41,717,053
Carrefour SA	676,227	11,544,748
CGG SA(a)(b)	1,717,114	823,512
Cie. de Saint-Gobain	561,210	39,681,211
Cie. Generale des Etablissements Michelin SCA	781,323	25,942,003
Cie. Plastic Omnium SA	107,033	1,226,754
Clariane SE(a)	133,588	337,596
Coface SA	187,486	2,533,457
Covivio SA/France	58,543	2,834,880
Credit Agricole SA	1,321,182	18,925,735
Danone SA	735,094	48,974,619
Dassault Aviation SA	26,512	5,021,594
Dassault Systemes SE	782,730	40,575,366
Derichebourg SA	184,299	950,902
Edenred SE	294,799	17,607,896
Eiffage SA	82,852	8,668,818
Elior Group SA(a)(b)(c)	240,512	694,979
Elis SA	229,078	5,036,707
Engie SA	2,105,166	33,624,704
Eramet SA(a)	15,724	1,083,024
EssilorLuxottica SA	340,494	66,727,631
Eurazeo SE	48,558	4,136,182
Euroapi SA(b)	70,506	471,204
Eurofins Scientific SE	155,799	9,381,713
Euronext NV(c)	100,392	8,830,195
Eutelsat Communications SACA(a)(b)	195,555	713,261
Fnac Darty SA	30,491	814,567
Forvia SE(b)	174,365	2,996,852
Gaztransport Et Technigaz SA	38,910	5,455,086
Gecina SA	49,153	5,420,916
Getlink SE	470,504	8,107,293
Hermes International SCA	36,996	78,048,947
ICADE	35,614	1,205,755
ID Logistics Group SACA(b)	4,957	1,767,820
Imerys SA	44,269	1,472,220
Interparfums SA	30,393	1,608,102
Ipsen SA	42,947	4,951,751
IPSOS SA	60,264	3,955,170
JCDecaux SE(b)	89,846	1,866,130
Kaufman & Broad SA	33,422	989,361
Kering SA	85,954	35,307,616
Klepierre SA	248,410	6,431,502
La Francaise des Jeux SAEM(c)	108,827	4,411,150
Legrand SA	311,812	30,219,448
LISI SA	19,383	456,236
L’Oreal SA	280,505	134,236,794
LVMH Moet Hennessy Louis Vuitton SE	320,557	266,722,189
Mercialys SA	159,884	1,818,960
Mersen SA	43,493	1,577,745
Metropole Television SA	41,844	593,453
Neoen SA(c)	92,296	2,668,559
Nexans SA	34,773	3,164,979

Security	Shares	Value

France (continued)
Nexity SA	128,309	$2,138,688
Orange SA	2,148,256	25,546,894
Pernod Ricard SA	237,777	38,991,992
Publicis Groupe SA	263,693	26,420,333
Quadient SA	63,475	1,344,846
Remy Cointreau SA	24,593	2,491,862
Renault SA	214,362	8,072,804
Rexel SA	299,840	7,985,720
Rubis SCA	101,694	2,571,488
Safran SA	392,429	73,269,967
Sanofi SA	1,317,291	131,920,813
Sartorius Stedim Biotech	32,629	8,791,467
Schneider Electric SE	630,268	123,816,144
SCOR SE	168,815	5,035,947
SEB SA	27,458	3,352,905
SES SA, Class A	430,040	2,638,523
Societe BIC SA	38,091	2,635,613
Societe Generale SA	842,542	21,657,559
Sodexo SA	100,333	11,318,460
SOITEC(b)	30,418	4,396,284
Sopra Steria Group SACA	19,357	4,540,264
SPIE SA	145,397	4,809,379
Teleperformance SE	69,836	10,906,570
Television Francaise 1 SA	110,482	974,287
Thales SA	120,183	17,577,250
TotalEnergies SE	2,624,343	170,255,786
Trigano SA	13,042	2,054,381
Ubisoft Entertainment SA(b)	106,742	2,354,524
Unibail-Rodamco-Westfield, New(b)	144,234	10,327,832
Valeo SE	245,461	3,203,891
Vallourec SACA(a)(b)	193,447	2,767,490
Valneva SE(a)(b)	164,203	669,364
Veolia Environnement SA	801,207	26,106,401
Verallia SA(c)	71,178	2,510,045
Vicat SACA	27,781	1,080,835
Vinci SA	596,660	75,371,443
Virbac SACA	6,533	2,357,685
Vivendi SE	790,531	8,908,935
VusionGroup(b)	11,077	1,644,724
Wendel SE	27,928	2,532,023
Worldline SA/France(b)(c)	288,714	3,902,977

		2,328,454,868

Germany — 4.8%
adidas AG	190,146	35,897,281
AIXTRON SE	137,607	5,121,488
Allianz SE, Registered	466,858	124,733,231
Amadeus Fire AG	11,089	1,339,597
Aroundtown SA(a)(b)	1,182,037	2,636,811
Aurubis AG	36,165	2,601,468
Auto1 Group SE(b)(c)	121,680	506,238
BASF SE	1,023,060	48,906,351
Bayer AG, Registered	1,133,810	35,280,328
Bayerische Motoren Werke AG	365,859	38,068,761
BayWa AG(a)	24,934	800,931
Bechtle AG	97,326	5,046,630
Befesa SA(c)	50,720	1,782,351
Beiersdorf AG	114,412	16,743,012
Bertrandt AG	12,469	666,351
Bilfinger SE(a)	80,746	3,423,035
Borussia Dortmund GmbH & Co. KGaA(b)	108,747	446,757
Brenntag SE	170,120	15,040,308
CANCOM SE	48,519	1,540,167

94	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Carl Zeiss Meditec AG, Bearer	48,576	$5,120,479
Ceconomy AG(b)	302,316	734,370
Commerzbank AG	1,253,074	14,389,790
CompuGroup Medical SE & Co. KgaA	37,712	1,616,890
Continental AG	125,381	10,242,455
Covestro AG(b)(c)	223,940	11,825,259
CTS Eventim AG & Co. KGaA	73,247	4,957,148
Daimler Truck Holding AG	615,613	22,000,259
Delivery Hero SE(b)(c)	205,432	4,661,105
Deutsche Bank AG, Registered	2,202,543	28,451,845
Deutsche Boerse AG	218,459	43,503,849
Deutsche Lufthansa AG, Registered(b)	742,547	6,174,555
Deutsche Pfandbriefbank AG(a)(c)	319,707	1,924,024
Deutsche Post AG, Registered	1,152,983	55,221,139
Deutsche Telekom AG, Registered	3,778,591	92,756,131
Deutz AG	228,421	1,380,488
Duerr AG	71,006	1,623,441
E.ON SE	2,610,744	35,321,477
Eckert & Ziegler Strahlen- und Medizintechnik AG	37,911	1,885,552
Encavis AG(b)	158,170	2,202,093
Evonik Industries AG	226,990	4,175,741
Evotec SE(b)	176,366	2,697,889
Fielmann Group AG	35,668	1,855,893
flatexDEGIRO AG(b)	118,081	1,291,223
Fraport AG Frankfurt Airport Services Worldwide(b)	46,295	2,717,146
Freenet AG	144,962	4,005,690
Fresenius Medical Care AG & Co. KGaA	239,929	9,273,160
Fresenius SE & Co. KGaA	487,482	13,685,001
GEA Group AG	180,984	7,248,235
Gerresheimer AG	39,963	4,074,186
Grand City Properties SA(b)	112,729	1,094,230
GRENKE AG	44,668	1,081,738
Hamborner REIT AG	329,474	2,328,849
Hamburger Hafen und Logistik AG, NVS	72,217	1,289,549
Hannover Rueck SE	70,229	16,835,077
Heidelberg Materials AG	169,220	15,626,526
HelloFresh SE(b)	180,919	2,392,609
Henkel AG & Co. KGaA	129,485	8,855,564
Hensoldt AG(a)	77,668	2,331,662
Hugo Boss AG	62,494	3,903,038
Hypoport SE(a)(b)	5,513	1,171,029
Infineon Technologies AG	1,517,705	55,330,855
Jenoptik AG	83,459	2,606,360
K+S AG, Registered	203,990	2,861,211
KION Group AG	84,740	3,866,255
Kloeckner & Co. SE	66,511	481,016
Knorr-Bremse AG	79,268	4,896,076
Kontron AG	89,179	2,068,102
Krones AG	20,800	2,577,637
LANXESS AG	86,162	2,300,208
LEG Immobilien SE(b)	85,551	7,098,992
Mercedes-Benz Group AG	914,599	61,747,118
Merck KGaA	149,861	24,588,517
METRO AG(b)	246,612	1,662,155
MorphoSys AG(a)(b)	60,860	2,548,923
MTU Aero Engines AG	64,161	14,752,549
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	157,054	66,860,860
Nemetschek SE	71,388	6,587,230
Nordex SE(a)(b)	234,981	2,397,577

Security	Shares	Value

Germany (continued)
Norma Group SE	45,346	$737,421
Patrizia SE(a)	90,373	771,061
Pfeiffer Vacuum Technology AG	11,652	1,955,124
ProSiebenSat.1 Media SE(a)	170,741	1,201,114
Puma SE	122,960	4,948,377
Rational AG	5,388	4,138,983
Redcare Pharmacy NV(b)(c)	18,934	2,635,524
Rheinmetall AG	52,023	18,216,933
RWE AG	739,615	27,310,743
Salzgitter AG	71,646	1,998,307
SAP SE	1,208,239	209,323,268
Scout24 SE(c)	95,030	6,997,086
SGL Carbon SE(a)(b)	85,209	539,397
Siemens AG, Registered	882,333	157,958,646
Siemens Healthineers AG(c)	326,904	18,192,609
Siltronic AG(a)	29,055	2,730,827
Sixt SE(a)	26,446	2,577,321
SMA Solar Technology AG(a)(b)	19,961	1,023,798
Stabilus SE	35,430	2,482,700
Stroeer SE & Co. KGaA	42,943	2,521,273
Suedzucker AG	99,545	1,404,973
Symrise AG, Class A	157,735	16,274,105
TAG Immobilien AG(b)	279,478	3,911,806
Takkt AG	36,043	526,627
Talanx AG(b)	72,879	5,113,263
TeamViewer SE(b)(c)	170,286	2,441,329
thyssenkrupp AG	607,567	3,749,712
United Internet AG, Registered(e)	106,153	2,789,980
Varta AG(a)(b)	26,332	494,713
VERBIO Vereinigte BioEnergie AG	40,217	879,734
Vitesco Technologies Group AG(b)	9,279	810,928
Volkswagen AG	39,363	5,557,311
Vonovia SE	861,630	26,841,802
Vossloh AG	23,819	1,056,565
Wacker Chemie AG	15,266	1,655,151
Wacker Neuson SE	49,219	912,031
Zalando SE(b)(c)	258,222	5,155,823

		1,607,575,486

Greece — 0.1%
Alpha Services and Holdings SA(b)	2,529,242	4,504,245
Autohellas Tourist and Trading SA	5,183	74,968
Eurobank Ergasias Services and Holdings SA, Class A(b)	2,695,824	5,206,206
FF Group(d)	16,274	—
Hellenic Telecommunications Organization SA	204,814	2,843,814
JUMBO SA	140,277	3,941,532
Motor Oil Hellas Corinth Refineries SA	102,222	2,792,716
Mytilineos SA	163,137	6,699,483
National Bank of Greece SA(b)	898,685	6,832,774
OPAP SA	211,245	3,657,246
Piraeus Financial Holdings SA(b)	879,320	3,561,006
Public Power Corp. SA(b)	288,169	3,813,160
Terna Energy SA	101,766	1,651,604
Titan Cement International SA(a)	38,428	990,470

		46,569,224

Hong Kong — 1.2%
AIA Group Ltd.	13,579,000	106,492,167
ASMPT Ltd.	303,000	2,924,064
Bank of East Asia Ltd. (The)	1,464,200	1,665,029
BOC Hong Kong Holdings Ltd.	4,188,500	10,038,968
Brightoil Petroleum Holdings Ltd.(d)	757,750	1

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Budweiser Brewing Co. APAC Ltd.(c)	1,994,000	$3,142,826
Cafe de Coral Holdings Ltd.	794,000	798,621
Champion REIT(a)	3,179,000	756,977
Chow Sang Sang Holdings International Ltd.	752,000	819,532
CK Asset Holdings Ltd.	2,208,388	9,964,997
CK Hutchison Holdings Ltd.	3,008,388	15,537,783
CK Infrastructure Holdings Ltd.	654,500	3,886,971
CLP Holdings Ltd.	1,854,500	14,749,651
Comba Telecom Systems Holdings Ltd.	2,832,000	236,343
Cowell e Holdings Inc.(a)(b)	584,000	1,197,297
Dah Sing Banking Group Ltd.	743,600	447,018
Dah Sing Financial Holdings Ltd.	254,400	512,347
ESR Group Ltd.(c)	2,361,600	3,018,769
First Pacific Co. Ltd.	3,845,000	1,460,472
Futu Holdings Ltd., ADR(b)	71,580	3,344,218
Galaxy Entertainment Group Ltd.	2,551,000	13,239,383
Guotai Junan International Holdings Ltd.(a)	7,835,000	492,321
Hang Lung Group Ltd.	948,000	1,141,224
Hang Lung Properties Ltd.	2,124,000	2,465,878
Hang Seng Bank Ltd.	881,900	9,180,727
Health and Happiness H&H International Holdings Ltd.(a)	251,500	328,548
Henderson Land Development Co. Ltd.	1,407,941	3,668,561
HKBN Ltd.(a)	2,090,500	868,731
HKT Trust & HKT Ltd., Class SS	4,311,600	5,179,352
Hong Kong & China Gas Co. Ltd.	13,165,566	9,368,972
Hong Kong Exchanges & Clearing Ltd.	1,316,000	39,899,538
Hongkong Land Holdings Ltd.	1,309,400	4,087,299
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,894,000	915,233
Hysan Development Co. Ltd.	1,064,000	1,836,456
IGG Inc.(b)	1,315,000	468,057
Jardine Matheson Holdings Ltd.	185,800	7,460,634
Johnson Electric Holdings Ltd.	712,250	934,035
JS Global Lifestyle Co. Ltd.(a)(c)	1,311,500	202,768
Kerry Logistics Network Ltd.(a)	1,096,500	1,218,271
Kerry Properties Ltd.	884,500	1,404,571
Link REIT	3,009,780	15,096,098
Luk Fook Holdings International Ltd.	611,000	1,513,708
Man Wah Holdings Ltd.	2,634,400	1,642,164
Melco International Development Ltd.(a)(b)	1,225,000	794,510
Melco Resorts & Entertainment Ltd., ADR(b)	273,504	2,136,066
MTR Corp. Ltd.	1,910,000	6,213,822
New World Development Co. Ltd.(a)	1,536,416	1,883,112
Nissin Foods Co. Ltd.	1,871,000	1,380,225
NWS Holdings Ltd.	2,883,000	2,505,098
Pacific Basin Shipping Ltd.	5,959,000	1,658,743
PAX Global Technology Ltd.	1,371,000	959,250
PCCW Ltd.	5,680,000	2,937,991
Power Assets Holdings Ltd.	1,712,500	10,027,004
Sa Sa International Holdings Ltd.(b)	3,810,000	399,468
Sands China Ltd.(b)	2,740,400	7,192,918
Shangri-La Asia Ltd.(b)	1,304,000	810,310
Shun Tak Holdings Ltd.(a)(b)	4,184,000	417,747
Sino Land Co. Ltd.	3,716,000	3,881,599
SITC International Holdings Co. Ltd.	1,463,000	2,219,873
SJM Holdings Ltd.(a)(b)	2,396,000	673,344
SmarTone Telecommunications Holdings Ltd.	913,500	456,870
Sun Hung Kai Properties Ltd.	1,732,500	16,170,091
Swire Pacific Ltd., Class A	552,500	4,274,709
Swire Properties Ltd.	1,222,600	2,284,762
Techtronic Industries Co. Ltd.	1,566,000	16,632,650

Security	Shares	Value

Hong Kong (continued)
United Energy Group Ltd.(a)	9,772,000	$1,038,472
Value Partners Group Ltd.(a)	2,068,000	476,187
Vitasoy International Holdings Ltd.(a)	1,234,000	947,192
Vobile Group Ltd.(a)(b)	2,725,000	505,419
VTech Holdings Ltd.	508,400	2,944,647
WH Group Ltd.(c)	8,366,500	4,936,190
Wharf Holdings Ltd. (The)(a)	1,029,000	3,006,417
Wharf Real Estate Investment Co. Ltd.	1,843,000	5,399,682
Xinyi Glass Holdings Ltd.	1,795,000	1,488,098
Yue Yuen Industrial Holdings Ltd.	939,000	885,502

		411,144,548

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	371,451	805,024
MOL Hungarian Oil & Gas PLC	470,112	3,852,825
OTP Bank Nyrt	268,798	12,453,084
Richter Gedeon Nyrt	171,507	4,629,765

		21,740,698

India — 5.3%
360 ONE WAM Ltd.	209,536	1,565,777
3M India Ltd.	5,009	2,075,429
Aarti Industries Ltd.	434,704	3,442,239
Aarti Pharmalabs Ltd., NVS(b)	84,301	541,222
Aavas Financiers Ltd.(b)	98,269	1,745,040
ABB India Ltd.	64,737	3,646,031
Adani Enterprises Ltd.	193,568	7,325,884
Adani Green Energy Ltd.(b)	364,550	7,384,473
Adani Ports & Special Economic Zone Ltd.	603,256	8,769,917
Adani Power Ltd.(b)	849,566	5,767,356
Aditya Birla Fashion and Retail Ltd.(b)	646,981	1,901,227
Affle India Ltd.(b)	117,615	1,760,755
AIA Engineering Ltd.	84,788	4,187,922
Amara Raja Energy & Mobility Ltd.	214,225	2,290,891
Amber Enterprises India Ltd.(b)	14,054	749,715
Ambuja Cements Ltd.	877,070	5,902,956
Angel One Ltd.	54,546	2,152,314
Apar Industries Ltd.	23,715	1,803,640
APL Apollo Tubes Ltd.	237,843	4,310,580
Apollo Hospitals Enterprise Ltd.	129,472	9,899,945
Apollo Tyres Ltd.	538,230	3,504,019
Ashok Leyland Ltd.	2,232,353	4,725,891
Asian Paints Ltd.	480,563	17,070,328
Astral Ltd.	247,588	5,454,702
AU Small Finance Bank Ltd.(c)	317,431	2,435,623
Aurobindo Pharma Ltd.	373,009	5,166,739
Avenue Supermarts Ltd.(b)(c)	209,947	9,592,923
Axis Bank Ltd.	2,638,616	33,925,497
Bajaj Auto Ltd.	79,102	7,312,418
Bajaj Finance Ltd.	334,495	27,686,646
Bajaj Finserv Ltd.	503,106	9,857,401
Bajaj Holdings & Investment Ltd.	21,920	2,207,663
Balkrishna Industries Ltd.	155,684	4,601,015
Balrampur Chini Mills Ltd.	363,615	1,733,457
Bandhan Bank Ltd.(c)	816,609	2,249,685
Bank of Baroda	1,290,678	3,843,205
Bata India Ltd.	131,870	2,362,339
Berger Paints India Ltd.	442,626	3,012,317
Bharat Electronics Ltd.	4,758,920	10,658,865
Bharat Forge Ltd.	420,127	6,244,747
Bharat Petroleum Corp. Ltd.	959,966	5,818,405
Bharti Airtel Ltd.	2,718,390	38,347,033
Biocon Ltd.	673,819	2,179,941

96	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Birlasoft Ltd.	359,262	$3,670,402
Blue Star Ltd.	155,590	2,135,275
Brigade Enterprises Ltd.	65,432	808,781
Britannia Industries Ltd.	133,418	8,344,762
BSE Ltd.	90,223	2,523,143
Carborundum Universal Ltd.	132,740	1,797,656
Central Depository Services India Ltd.	69,976	1,497,562
Century Textiles & Industries Ltd.	165,448	2,845,152
CESC Ltd.	1,300,929	2,241,934
CG Power and Industrial Solutions Ltd.	864,896	4,879,371
Cholamandalam Investment and Finance Co. Ltd.	603,288	8,594,581
Cipla Ltd.	602,483	9,798,898
City Union Bank Ltd.	608,566	1,062,887
Coal India Ltd.	1,794,910	8,788,528
Cochin Shipyard Ltd., NVS	174,652	1,917,489
Coforge Ltd.	66,551	5,002,960
Colgate-Palmolive India Ltd.	152,563	4,724,875
Computer Age Management Services Ltd.	20,108	702,402
Container Corp. of India Ltd.	401,437	4,284,996
Coromandel International Ltd.	131,715	1,665,442
Crompton Greaves Consumer Electricals Ltd.	798,725	2,916,742
Cummins India Ltd.	184,511	5,097,856
Cyient Ltd.	109,590	2,607,033
Dabur India Ltd.	725,581	4,713,034
Deepak Nitrite Ltd.	104,255	2,895,377
Delhivery Ltd.(b)	363,026	1,968,617
Divi’s Laboratories Ltd.	177,355	7,840,016
Dixon Technologies India Ltd.	52,814	3,814,281
DLF Ltd.	874,752	8,444,390
Dr Lal PathLabs Ltd.(c)	71,495	2,169,785
Dr. Reddy’s Laboratories Ltd.	151,789	11,152,992
Easy Trip Planners Ltd., NVS	1,716,674	973,363
Edelweiss Financial Services Ltd.	978,120	825,348
Eicher Motors Ltd.	174,972	8,099,658
Elgi Equipments Ltd.	266,469	1,973,265
Embassy Office Parks REIT	993,926	4,298,560
Exide Industries Ltd.	940,544	3,795,882
FDC Ltd./India(b)	311,621	1,564,455
Federal Bank Ltd.	2,684,865	4,762,021
Finolex Cables Ltd.	209,388	2,774,139
Fortis Healthcare Ltd.	800,921	4,170,570
GAIL India Ltd.	3,212,283	6,684,079
GlaxoSmithKline Pharmaceuticals Ltd.	25,135	681,367
Glenmark Pharmaceuticals Ltd.	308,873	3,379,376
GMR Airports Infrastructure Ltd.(b)	3,749,380	3,536,926
Godrej Consumer Products Ltd.	484,768	6,797,942
Godrej Industries Ltd.(b)	181,347	1,965,648
Godrej Properties Ltd.(b)	195,343	5,581,173
Grasim Industries Ltd.	333,713	8,740,850
Gujarat Fluorochemicals Ltd.	38,777	1,717,017
Gujarat Gas Ltd.	277,285	1,939,928
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	215,914	1,954,261
Happiest Minds Technologies Ltd.	187,594	1,978,562
Havells India Ltd.	383,642	5,977,578
HCL Technologies Ltd.	1,223,139	23,197,673
HDFC Asset Management Co. Ltd.(c)	99,444	4,289,601
HDFC Bank Ltd.	3,298,542	58,007,694
HDFC Life Insurance Co. Ltd.(c)	1,165,947	8,096,071
HEG Ltd.	52,556	1,114,436
Hero MotoCorp Ltd.	158,514	8,824,663

Security	Shares	Value

India (continued)
HFCL Ltd.	1,599,688	$1,984,480
Hindalco Industries Ltd.	1,435,010	9,994,226
Hindustan Aeronautics Ltd., NVS	235,096	8,507,497
Hindustan Petroleum Corp. Ltd.(b)	828,459	4,623,432
Hindustan Unilever Ltd.	994,532	29,738,154
ICICI Bank Ltd.	5,992,231	74,214,571
ICICI Lombard General Insurance Co. Ltd.(c)	275,268	4,953,383
ICICI Prudential Life Insurance Co. Ltd.(c)	380,697	2,306,294
IDFC First Bank Ltd.(b)	5,288,603	5,368,417
IDFC Ltd.	2,460,648	3,531,347
IIFL Finance Ltd.	220,370	1,658,225
Indiabulls Housing Finance Ltd.	520,252	1,392,170
Indiabulls Real Estate Ltd.(b)	744,482	878,871
IndiaMART Intermesh Ltd.(c)	54,679	1,659,899
Indian Energy Exchange Ltd.(c)	939,950	1,669,871
Indian Hotels Co. Ltd., Class A	1,162,444	6,893,080
Indian Oil Corp. Ltd.	3,290,271	5,826,634
Indian Railway Catering & Tourism Corp. Ltd.	393,647	4,630,232
Indraprastha Gas Ltd.	424,043	2,199,831
IndusInd Bank Ltd.	334,930	6,183,188
Info Edge India Ltd.	82,655	5,004,525
Infosys Ltd.	3,900,183	77,754,673
InterGlobe Aviation Ltd.(b)(c)	185,935	6,630,829
Ipca Laboratories Ltd.	223,655	3,017,079
IRCON International Ltd.(c)	606,371	1,733,002
ITC Ltd.	3,501,668	18,615,156
JB Chemicals & Pharmaceuticals Ltd., NVS	115,294	2,339,586
Jindal Steel & Power Ltd.	472,949	4,313,484
Jio Financial Services Ltd., NVS(b)	3,868,148	11,549,161
JK Cement Ltd.	35,865	1,882,394
JSW Steel Ltd.	711,872	7,009,324
Jubilant Foodworks Ltd.	619,845	3,878,291
Jubilant Pharmova Ltd., Class A	141,144	971,089
Kajaria Ceramics Ltd.	129,512	2,157,458
Kalyan Jewellers India Ltd.	331,082	1,393,073
Karur Vysya Bank Ltd. (The)	1,317,360	3,151,196
KEI Industries Ltd.	64,204	2,474,105
Kotak Mahindra Bank Ltd.	1,298,305	28,535,195
KPIT Technologies Ltd.	273,440	5,106,691
L&T Finance Holdings Ltd.	812,036	1,695,132
Larsen & Toubro Ltd.	815,161	34,126,906
Laurus Labs Ltd.(c)	539,243	2,476,289
LIC Housing Finance Ltd.	623,892	4,697,519
LTIMindtree Ltd.(c)	103,382	6,771,390
Lupin Ltd.	291,800	5,284,257
Macrotech Developers Ltd.	276,402	3,566,586
Mahanagar Gas Ltd.	99,525	1,776,208
Mahindra & Mahindra Financial Services Ltd.	1,085,550	3,781,360
Mahindra & Mahindra Ltd.	1,109,152	22,055,559
Manappuram Finance Ltd.	749,650	1,667,254
Marico Ltd.	679,567	4,322,448
Maruti Suzuki India Ltd.	164,813	20,214,486
Max Financial Services Ltd.(b)	283,746	3,044,385
Max Healthcare Institute Ltd.	1,054,243	9,914,283
Motherson Sumi Wiring India Ltd.	3,177,011	2,489,750
Motilal Oswal Financial Services Ltd.	89,570	1,931,565
Mphasis Ltd.	136,217	4,256,542
MRF Ltd.	4,002	6,862,349
MTAR Technologies Ltd.(b)	68,733	1,741,472
Multi Commodity Exchange of India Ltd.	28,893	1,187,255
Muthoot Finance Ltd.	162,658	2,733,289
Natco Pharma Ltd.	214,544	2,235,345

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
National Aluminium Co. Ltd.	2,518,393	$4,523,443
Navin Fluorine International Ltd.	42,321	1,739,001
NBCC India Ltd.	2,121,689	3,316,337
NCC Ltd./India	823,175	2,133,599
Nestle India Ltd., NVS	401,404	12,108,172
Nexus Select Trust, NVS	270,497	414,457
NTPC Ltd.	5,373,591	20,573,599
Nuvama Wealth Management Ltd., NVS	10,807	463,592
Oil & Natural Gas Corp. Ltd.	3,672,783	11,156,862
One 97 Communications Ltd., NVS(b)	277,510	2,537,342
Page Industries Ltd.	7,672	3,446,289
PB Fintech Ltd.(b)	286,632	3,464,149
Persistent Systems Ltd.	59,704	5,992,008
Petronet LNG Ltd.	980,582	3,178,805
Phoenix Mills Ltd. (The)	97,493	2,852,252
PI Industries Ltd.	110,521	4,491,261
Pidilite Industries Ltd.	205,355	6,259,025
Piramal Enterprises Ltd.	179,006	1,974,889
Piramal Pharma Ltd., NVS(b)	1,115,161	1,933,863
PNB Housing Finance Ltd.(b)(c)	193,733	1,830,280
Polycab India Ltd.	56,364	2,946,169
Poonawalla Fincorp Ltd.	414,623	2,387,825
Power Finance Corp. Ltd.	1,861,498	9,939,670
Power Grid Corp. of India Ltd.	5,732,374	17,904,191
Praj Industries Ltd.	291,145	1,747,867
Prestige Estates Projects Ltd.	159,834	2,432,554
Procter & Gamble Health Ltd.	24,396	1,507,789
PVR Inox Ltd.(b)	122,977	2,152,184
Radico Khaitan Ltd.	196,044	3,925,547
Rail Vikas Nigam Ltd.	905,138	3,346,473
Rajesh Exports Ltd.	98,747	434,393
Ramco Cements Ltd. (The)	159,100	1,948,473
Ramkrishna Forgings Ltd.	191,637	1,759,113
RBL Bank Ltd.(c)	712,032	2,235,524
REC Ltd.	1,788,772	10,745,435
Redington Ltd.	1,234,593	2,671,464
Reliance Industries Ltd.	3,577,297	122,903,425
Reliance Power Ltd.(b)	4,005,114	1,437,871
Route Mobile Ltd.	108,871	2,088,960
Samvardhana Motherson International Ltd.	3,220,032	4,389,922
SBI Cards & Payment Services Ltd.	382,018	3,293,157
SBI Life Insurance Co. Ltd.(c)	541,624	9,158,171
Shree Cement Ltd.	12,536	4,308,499
Shriram Finance Ltd.	324,713	9,651,831
Siemens Ltd.	117,686	5,867,302
SKF India Ltd.	10,639	602,002
Sona Blw Precision Forgings Ltd.(c)	478,478	3,561,363
Sonata Software Ltd.	198,106	1,835,779
SRF Ltd.	215,629	6,031,202
Star Health & Allied Insurance Co. Ltd.(b)	212,984	1,486,777
State Bank of India	2,216,327	17,119,732
Sterlite Technologies Ltd.	425,039	734,807
Strides Pharma Science Ltd.	167,941	1,412,995
Sun Pharmaceutical Industries Ltd.	1,129,194	19,291,016
Sundram Fasteners Ltd.	31,700	465,575
Supreme Industries Ltd.	93,017	4,627,825
Suzlon Energy Ltd.(b)	12,378,014	6,844,400
Symphony Ltd.	67,485	766,740
Syngene International Ltd.(c)	247,406	2,236,740
Tanla Platforms Ltd.	124,570	1,546,946
Tata Chemicals Ltd.	251,577	3,117,751
Tata Communications Ltd.	139,924	2,926,997

Security	Shares	Value

India (continued)
Tata Consultancy Services Ltd.	1,070,900	$49,187,606
Tata Consumer Products Ltd.	768,573	10,350,070
Tata Elxsi Ltd.	45,334	4,149,585
Tata Motors Ltd.	2,026,973	21,572,755
Tata Motors Ltd., Class A	533,153	3,749,365
Tata Power Co. Ltd. (The)	1,964,282	9,211,045
Tata Steel Ltd.	8,778,425	14,374,683
Tata Teleservices Maharashtra Ltd.(b)	730,414	814,529
Tech Mahindra Ltd.	752,164	12,050,093
Tejas Networks Ltd.(b)(c)	211,030	1,993,361
Titan Co. Ltd.	436,890	19,440,648
Torrent Pharmaceuticals Ltd.	165,329	5,038,331
Torrent Power Ltd.	296,990	3,719,207
Trent Ltd.	255,665	9,506,273
Tube Investments of India Ltd.	123,882	5,823,086
TVS Motor Co. Ltd.	351,763	8,475,808
UltraTech Cement Ltd.	139,546	17,062,558
United Spirits Ltd.	403,037	5,284,753
UNO Minda Ltd.	170,397	1,417,778
UPL Ltd.	705,170	4,563,170
Varun Beverages Ltd.	579,428	8,938,531
Vedanta Ltd.	1,187,283	3,919,981
VIP Industries Ltd.	145,520	943,508
Voltas Ltd.	228,986	3,012,119
Wipro Ltd.	1,601,541	9,159,933
Yes Bank Ltd.(b)	17,536,540	5,092,978
Zee Entertainment Enterprises Ltd.(b)	1,065,785	2,227,582
Zomato Ltd.(b)	6,081,314	10,217,441

		1,771,863,697

Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	18,829,500	2,855,059
AKR Corporindo Tbk PT	8,527,300	875,426
Amman Mineral Internasional PT(b)	7,335,700	3,499,466
Aneka Tambang Tbk	9,912,900	972,587
Astra International Tbk PT	24,052,300	7,793,915
Bank Central Asia Tbk PT	63,108,200	38,182,126
Bank Mandiri Persero Tbk PT	44,607,100	18,780,275
Bank Negara Indonesia Persero Tbk PT	16,317,700	5,936,630
Bank Rakyat Indonesia Persero Tbk PT	80,044,613	28,834,895
Bank Tabungan Negara Persero Tbk PT	8,414,793	695,386
Barito Pacific Tbk PT	36,757,293	2,465,726
Berkah Beton Sadaya Tbk PT(b)	26,806,500	84,938
Bukalapak.com PT Tbk(b)	57,200,600	694,383
Bukit Asam Tbk PT	6,039,500	998,929
Bumi Resources Minerals Tbk PT(b)	74,173,600	728,458
Bumi Serpong Damai Tbk PT(b)	14,690,200	963,758
Charoen Pokphand Indonesia Tbk PT	9,536,800	2,706,750
Ciputra Development Tbk PT	19,664,196	1,557,683
GoTo Gojek Tokopedia Tbk PT(b)	955,423,100	5,300,020
Hanson International Tbk PT(b)(d)	63,791,600	—
Indah Kiat Pulp & Paper Tbk PT	4,529,500	2,243,745
Indo Tambangraya Megah Tbk PT	492,100	843,134
Indocement Tunggal Prakarsa Tbk PT	2,212,500	1,263,363
Indofood CBP Sukses Makmur Tbk PT	3,474,700	2,589,046
Indofood Sukses Makmur Tbk PT	5,478,900	2,213,795
Japfa Comfeed Indonesia Tbk PT	8,792,700	590,638
Jasa Marga Persero Tbk PT	3,503,438	1,110,088
Kalbe Farma Tbk PT	27,858,500	2,666,153
Medco Energi Internasional Tbk PT	16,051,920	1,237,786
Media Nusantara Citra Tbk PT	7,273,700	165,018
Merdeka Copper Gold Tbk PT(b)	19,629,676	3,354,837
Metro Healthcare Indonesia TBK PT(b)	48,824,000	507,423

98	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Mitra Adiperkasa Tbk PT	23,410,600	$2,899,603
Pabrik Kertas Tjiwi Kimia Tbk PT	2,435,500	964,631
Pakuwon Jati Tbk PT	15,719,500	418,321
Perusahaan Gas Negara Tbk PT	16,224,100	1,196,068
Pool Advista Indonesia Tbk PT(b)(d)	1,914,800	—
Sarana Menara Nusantara Tbk PT	36,433,200	2,049,354
Semen Indonesia Persero Tbk PT	4,440,321	1,743,880
Sumber Alfaria Trijaya Tbk PT	16,505,800	2,770,240
Summarecon Agung Tbk PT	20,281,704	719,848
Surya Citra Media Tbk PT	55,762,900	543,187
Surya Esa Perkasa Tbk PT	10,954,300	341,541
Telkom Indonesia Persero Tbk PT	58,457,700	14,662,761
Trada Alam Minera Tbk PT(b)(d)	39,223,500	—
Unilever Indonesia Tbk PT	7,159,700	1,406,532
United Tractors Tbk PT	1,933,700	2,808,906
Waskita Karya Persero Tbk PT(b)(d)	19,926,317	204,062
XL Axiata Tbk PT	5,970,800	877,836

		176,318,206

Ireland — 0.5%
AIB Group PLC	1,671,419	7,341,581
Bank of Ireland Group PLC	1,206,891	11,098,545
CRH PLC	855,795	60,711,481
Dalata Hotel Group PLC	206,346	1,071,506
Flutter Entertainment PLC(b)	199,996	41,050,400
Glanbia PLC	265,217	4,740,696
Greencore Group PLC(b)	798,139	1,035,757
Kerry Group PLC, Class A	187,251	16,690,431
Kingspan Group PLC	190,902	15,504,410
Origin Enterprises PLC	99,889	367,030
Smurfit Kappa Group PLC	294,665	10,980,628

		170,592,465

Israel — 0.6%
Airport City Ltd.(b)	135,532	2,261,483
Alony Hetz Properties & Investments Ltd.(a)	286,580	2,169,013
Amot Investments Ltd.	484,211	2,515,707
Azrieli Group Ltd.	57,230	3,856,309
Bank Hapoalim BM	1,463,332	12,449,898
Bank Leumi Le-Israel BM	1,794,512	13,629,616
Bezeq The Israeli Telecommunication Corp. Ltd.	2,649,030	3,504,040
Camtek Ltd./Israel(b)	39,659	3,073,566
Check Point Software Technologies Ltd.(b)	105,885	16,828,303
Clal Insurance Enterprises Holdings Ltd.(a)(b)	171,870	2,674,218
CyberArk Software Ltd.(b)	50,066	11,689,410
Danel Adir Yeoshua Ltd.	13,032	1,128,082
Delek Group Ltd.	18,324	2,269,092
Elbit Systems Ltd.	32,914	6,789,608
Enlight Renewable Energy Ltd.(b)	159,792	2,886,382
Fattal Holdings 1998 Ltd.(b)	14,450	1,640,429
First International Bank Of Israel Ltd. (The)	109,473	4,390,209
Fiverr International Ltd.(a)(b)	57,119	1,537,643
G City Ltd.	319,904	1,023,435
Global-e Online Ltd.(a)(b)	114,599	4,328,404
Harel Insurance Investments & Financial Services Ltd.	333,613	2,767,303
ICL Group Ltd.	936,666	4,260,229
Inmode Ltd.(a)(b)	104,949	2,486,242
Isracard Ltd.	601,431	2,158,632
Israel Corp Ltd.(b)	7,259	1,663,583
Israel Discount Bank Ltd., Class A	1,627,396	7,894,318
Ituran Location and Control Ltd.	39,064	971,912
Kenon Holdings Ltd./Singapore	54,005	1,333,620

Security	Shares	Value

Israel (continued)
Kornit Digital Ltd.(b)	76,090	$1,301,900
Melisron Ltd.	40,712	2,985,555
Mivne Real Estate KD Ltd.	1,413,902	3,825,832
Mizrahi Tefahot Bank Ltd.	195,996	7,294,443
Monday.com Ltd.(b)	32,767	6,882,381
Nano-X Imaging Ltd.(a)(b)	93,049	506,187
Nice Ltd.(b)	75,650	15,696,003
Nova Ltd.(b)	36,776	5,237,142
Oil Refineries Ltd.	6,366,827	2,199,219
Paz Oil Co. Ltd.	21,345	1,754,557
Perion Network Ltd.(b)	59,829	1,775,004
Phoenix Holdings Ltd. (The)(a)	165,137	1,679,536
Radware Ltd.(b)	77,154	1,410,375
Reit 1 Ltd.	388,266	1,733,258
Shapir Engineering and Industry Ltd.(a)	284,455	1,603,549
Shikun & Binui Ltd.(a)(b)	657,747	1,716,347
Shufersal Ltd.(b)	303,166	1,626,625
Strauss Group Ltd.(b)	122,158	2,372,478
Teva Pharmaceutical Industries Ltd., ADR(b)	1,304,314	15,782,199
Tower Semiconductor Ltd.(b)	132,226	3,770,499
Wix.com Ltd.(b)	67,692	8,588,761
ZIM Integrated Shipping Services Ltd.(a)	117,403	1,761,045

		215,683,581

Italy — 1.7%
A2A SpA	1,910,884	3,788,640
ACEA SpA	60,120	948,730
AMCO - Asset Management Co. SpA, NVS(d)	261	—
Amplifon SpA	160,946	5,253,038
Anima Holding SpA(c)	501,862	2,265,128
Assicurazioni Generali SpA	1,146,269	25,569,728
Azimut Holding SpA	128,461	3,581,327
Banca Generali SpA	81,312	3,099,848
Banca IFIS SpA	41,051	710,543
Banca Mediolanum SpA	253,384	2,593,063
Banca Monte dei Paschi di Siena SpA(b)	919,416	3,226,906
Banca Popolare di Sondrio SpA	523,405	3,976,835
Banco BPM SpA	1,401,257	7,560,191
BFF Bank SpA(c)	192,220	2,077,253
Bio On SpA(a)(d)	4,387	—
BPER Banca	1,433,510	5,170,472
Brembo SpA	225,212	2,773,894
Brunello Cucinelli SpA	41,441	4,108,331
Buzzi SpA	90,225	3,066,747
CIR SpA-Compagnie Industriali(b)	1,798,284	825,948
Credito Emiliano SpA	270,837	2,462,018
Danieli & C Officine Meccaniche SpA	70,575	2,398,705
Datalogic SpA	27,311	178,389
De’ Longhi SpA	97,968	3,173,099
DiaSorin SpA	27,859	2,561,885
Enav SpA(c)	272,205	1,007,408
Enel SpA	9,354,232	63,827,440
Eni SpA	2,681,756	42,750,783
ERG SpA	96,564	2,831,498
Ferrari NV	147,237	51,347,013
Fincantieri SpA(a)(b)	529,576	280,719
FinecoBank Banca Fineco SpA	683,080	9,848,894
GVS SpA(b)(c)	135,564	864,607
Hera SpA	934,918	3,293,367
Infrastrutture Wireless Italiane SpA(c)	404,140	4,886,872
Interpump Group SpA	103,882	5,135,036
Intesa Sanpaolo SpA	17,907,641	55,178,698
Iren SpA	1,005,379	2,110,060

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Italgas SpA	546,170	$3,113,933
Juventus Football Club SpA, NVS(a)(b)	125,786	305,858
Leonardo SpA	459,272	8,016,162
Maire Tecnimont SpA(a)	236,126	1,227,151
MARR SpA	49,866	605,881
Mediobanca Banca di Credito Finanziario SpA	701,278	9,287,726
Moncler SpA	239,644	14,742,113
Nexi SpA(b)(c)	716,484	5,495,763
Piaggio & C SpA	542,145	1,802,231
Pirelli & C SpA(c)	363,110	1,967,847
Poste Italiane SpA(c)	578,704	6,275,262
Prysmian SpA	316,993	13,950,809
Recordati Industria Chimica e Farmaceutica SpA	138,633	7,651,747
Reply SpA	20,641	2,830,096
Saipem SpA(b)	1,427,933	2,048,254
Salvatore Ferragamo SpA(a)	94,391	1,203,925
Saras SpA	1,086,274	1,839,205
Snam SpA	2,329,864	11,378,924
Stellantis NV	2,566,434	56,529,927
Tamburi Investment Partners SpA	186,296	1,819,102
Technogym SpA(c)	170,474	1,688,162
Telecom Italia SpA/Milano(a)(b)	10,154,880	3,060,755
Tenaris SA, NVS	553,949	8,749,229
Terna - Rete Elettrica Nazionale	1,611,543	13,588,609
Tod’s SpA(b)	17,510	641,912
UniCredit SpA	1,892,562	55,437,034
Unipol Gruppo SpA	392,150	2,435,097

		572,425,827

Japan — 16.0%
77 Bank Ltd. (The)	83,000	1,996,424
Abalance Corp.(a)	37,600	689,159
ABC-Mart Inc.	160,500	2,781,546
Activia Properties Inc.	629	1,712,997
Adastria Co. Ltd.	51,100	1,191,196
ADEKA Corp.	142,100	2,780,427
Advance Residence Investment Corp.	1,177	2,591,936
Advantest Corp.	911,300	36,267,753
Aeon Co. Ltd.	710,900	16,988,502
Aeon Delight Co. Ltd.	45,200	1,157,797
AEON Financial Service Co. Ltd.	135,500	1,234,085
Aeon Mall Co. Ltd.	105,700	1,308,359
AEON REIT Investment Corp.	2,411	2,271,841
AGC Inc.	203,300	7,645,756
Ai Holdings Corp.	97,800	1,641,772
Aica Kogyo Co. Ltd.	104,300	2,416,733
Aiful Corp.	679,400	1,703,359
Ain Holdings Inc.	34,400	1,122,591
Air Water Inc.	133,800	1,767,393
Aisin Corp.	170,300	6,358,165
Ajinomoto Co. Inc.	525,000	21,559,081
Alfresa Holdings Corp.	211,000	3,460,176
Alps Alpine Co. Ltd.	218,000	1,617,893
Amada Co. Ltd.	351,900	3,797,576
Amano Corp.	87,400	2,014,100
Amvis Holdings Inc.	97,800	1,801,773
ANA Holdings Inc.(b)	194,700	4,302,512
Anicom Holdings Inc.	229,900	912,963
Anritsu Corp.	196,300	1,554,428
Aozora Bank Ltd.(a)	75,000	1,648,715
Appier Group Inc.(a)(b)	132,400	1,549,145
Arcs Co. Ltd.	60,800	1,209,754
Ariake Japan Co. Ltd.	43,400	1,391,650

Security	Shares	Value

Japan (continued)
Artience Co. Ltd.	83,800	$1,568,038
As One Corp.	49,500	1,868,707
Asahi Group Holdings Ltd.	556,000	20,665,375
Asahi Holdings Inc.	206,900	2,881,002
Asahi Intecc Co. Ltd.	235,700	4,478,509
Asahi Kasei Corp.	1,286,900	9,759,259
Asics Corp.	193,200	5,870,598
ASKUL Corp.	58,100	785,318
Astellas Pharma Inc.	2,103,900	24,494,598
Atom Corp.(a)(b)	268,300	1,704,750
Autobacs Seven Co. Ltd.	242,800	2,639,503
Avex Inc.	88,600	849,904
Awa Bank Ltd. (The)	59,100	991,279
Azbil Corp.	114,300	3,693,568
Bandai Namco Holdings Inc.	683,600	14,801,675
BayCurrent Consulting Inc.(a)	161,300	3,750,064
Benefit One Inc.(a)	120,500	1,719,512
Benesse Holdings Inc.	76,000	1,344,016
Bengo4.com Inc.(a)(b)	24,200	653,361
Bic Camera Inc.	149,900	1,397,292
BIPROGY Inc.	68,700	2,011,429
BML Inc.	59,200	1,144,136
Bridgestone Corp.	640,400	27,750,249
Brother Industries Ltd.	316,200	5,297,163
Calbee Inc.	100,900	2,120,938
Canon Electronics Inc.	71,900	1,022,279
Canon Inc.	1,122,400	30,918,892
Canon Marketing Japan Inc.	64,400	1,959,378
Capcom Co. Ltd.	186,900	7,128,136
Casio Computer Co. Ltd.	179,000	1,543,393
Central Glass Co. Ltd.	66,200	1,238,609
Central Japan Railway Co.	792,100	19,796,668
Change Holdings Inc.	135,400	1,245,165
Chiba Bank Ltd. (The)	560,200	4,151,229
Chiyoda Corp.(b)	286,000	655,931
Chubu Electric Power Co. Inc.	716,900	9,300,119
Chugai Pharmaceutical Co. Ltd.	775,300	27,887,711
Chugin Financial Group Inc., NVS	204,500	1,448,075
Chugoku Electric Power Co. Inc. (The)	285,200	2,027,857
Citizen Watch Co. Ltd.	298,700	1,894,445
Coca-Cola Bottlers Japan Holdings Inc.	115,175	1,563,157
COLOPL Inc.(a)	88,100	376,314
Colowide Co. Ltd.	139,400	2,228,645
Comforia Residential REIT Inc.	1,720	3,604,826
COMSYS Holdings Corp.	78,500	1,718,764
Concordia Financial Group Ltd.	1,113,300	5,305,369
Cosmo Energy Holdings Co. Ltd.	78,900	3,276,962
Cosmos Pharmaceutical Corp.	20,200	2,169,765
Create SD Holdings Co. Ltd.	56,300	1,225,162
Credit Saison Co. Ltd.	139,200	2,583,758
Curves Holdings Co. Ltd.	148,200	686,580
CyberAgent Inc.	410,900	2,651,878
CYBERDYNE Inc.(a)(b)	357,200	496,613
Dai Nippon Printing Co. Ltd.	239,400	6,928,222
Daicel Corp.	271,700	2,661,890
Daido Steel Co. Ltd.	175,300	1,826,690
Daifuku Co. Ltd.	321,800	6,345,894
Daiho Corp.	62,300	1,636,410
Dai-ichi Life Holdings Inc.	1,083,800	23,770,727
Daiichi Sankyo Co. Ltd.	2,153,800	64,482,691
Daiichikosho Co. Ltd.	109,400	1,498,764
Daikin Industries Ltd.	305,300	48,918,889

100	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daio Paper Corp.	115,500	$869,973
Daiseki Co. Ltd.	85,360	2,440,687
Daishi Hokuetsu Financial Group Inc.	59,800	1,657,335
Daito Trust Construction Co. Ltd.	61,500	6,995,656
Daiwa House Industry Co. Ltd.	662,700	20,491,971
Daiwa House REIT Investment Corp.	3,378	5,968,590
Daiwa Office Investment Corp.	653	2,783,746
Daiwa Securities Group Inc.	1,560,400	11,183,171
Daiwa Securities Living Investments Corp.	4,027	2,897,260
Daiwabo Holdings Co. Ltd.	111,800	2,431,057
DCM Holdings Co. Ltd.	177,600	1,654,421
Demae-Can Co. Ltd.(a)(b)	213,200	606,688
DeNA Co. Ltd.	119,200	1,203,503
Denka Co. Ltd.	126,600	2,207,679
Denso Corp.	2,199,000	34,542,001
Dentsu Group Inc.	216,500	5,746,184
Descente Ltd.	55,200	1,274,956
Dexerials Corp.	76,000	2,190,204
DIC Corp.	118,600	2,238,371
Digital Arts Inc.	27,800	952,907
Digital Garage Inc.	53,500	1,289,850
Dip Corp.	76,400	1,304,775
Disco Corp.	108,900	29,385,465
DMG Mori Co. Ltd.	152,600	3,055,596
Doutor Nichires Holdings Co. Ltd.	82,400	1,216,642
Dowa Holdings Co. Ltd.	63,000	2,197,146
Duskin Co. Ltd.	72,100	1,674,048
DyDo Group Holdings Inc.	68,600	1,377,611
Earth Corp.	39,700	1,215,321
East Japan Railway Co.	334,600	19,136,651
Ebara Corp.	92,600	5,799,269
EDION Corp.	138,800	1,528,373
Eisai Co. Ltd.	298,600	14,060,664
Eizo Corp.	34,900	1,205,084
Electric Power Development Co. Ltd.	145,500	2,444,039
en Japan Inc.	45,900	848,298
ENEOS Holdings Inc.	3,201,400	12,929,024
eRex Co. Ltd.(a)	63,900	355,390
Euglena Co. Ltd.(a)(b)	341,400	1,599,874
Exedy Corp.	62,800	1,204,847
EXEO Group Inc.	106,000	2,367,414
Ezaki Glico Co. Ltd.	91,800	2,685,930
Fancl Corp.	110,600	1,746,554
FANUC Corp.	1,096,200	30,323,482
Fast Retailing Co. Ltd.	202,200	53,982,702
FCC Co. Ltd.	61,300	798,609
Ferrotec Holdings Corp.	67,600	1,303,758
Financial Partners Group Co. Ltd.	145,000	1,662,974
Food & Life Companies Ltd.	113,500	2,271,182
FP Corp.	72,400	1,402,657
Freee KK(a)(b)	62,200	1,170,865
Frontier Real Estate Investment Corp.	796	2,352,878
Fuji Co. Ltd./Ehime	73,700	993,440
Fuji Corp./Aichi	110,200	1,867,171
Fuji Electric Co. Ltd.	127,400	6,380,192
Fuji Oil Holdings Inc.	78,000	1,249,476
Fuji Seal International Inc.	78,000	919,838
Fuji Soft Inc.	76,200	3,340,028
FUJIFILM Holdings Corp.	418,500	26,526,580
Fujikura Ltd.	302,600	2,487,526
Fujitec Co. Ltd.	99,200	2,531,132
Fujitsu General Ltd.	99,200	1,453,492

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	203,900	$28,222,665
Fukuoka Financial Group Inc.	164,200	4,035,588
Fukuoka REIT Corp.	1,507	1,782,540
Fukuyama Transporting Co. Ltd.	33,400	923,749
Funai Soken Holdings Inc.	83,600	1,455,609
Furukawa Electric Co. Ltd.	84,200	1,531,635
Fuyo General Lease Co. Ltd.	25,100	2,244,599
Giken Ltd.	41,500	608,698
Global One Real Estate Investment Corp.	3,277	2,441,373
Glory Ltd.	66,500	1,373,986
GLP J-REIT	4,798	4,283,815
GMO internet group Inc.	116,900	2,106,815
GMO Payment Gateway Inc.	48,300	2,914,338
GNI Group Ltd.(b)	65,100	1,166,812
Goldwin Inc.	32,000	2,152,616
Gree Inc.	177,000	704,136
GS Yuasa Corp.	101,000	1,456,699
GungHo Online Entertainment Inc.(b)	81,710	1,373,740
Gunma Bank Ltd. (The)	666,400	3,286,153
Gunze Ltd.	20,400	745,642
H.U. Group Holdings Inc.	133,700	2,485,466
H2O Retailing Corp.	141,300	1,512,801
Hachijuni Bank Ltd. (The)	609,400	3,321,174
Hakuhodo DY Holdings Inc.	202,500	1,555,447
Hamamatsu Photonics KK	148,900	5,882,280
Hankyu Hanshin Holdings Inc.	252,000	7,710,071
Hankyu Hanshin REIT Inc.	1,711	1,694,199
Hanwa Co. Ltd.	42,400	1,550,843
Harmonic Drive Systems Inc.(a)	74,000	1,793,289
Haseko Corp.	263,000	3,420,022
Hazama Ando Corp.	269,300	2,174,783
Heiwa Corp.	82,100	1,219,829
Heiwa Real Estate Co. Ltd.	61,400	1,623,314
Heiwa Real Estate REIT Inc.	2,043	1,898,640
Hikari Tsushin Inc.	21,500	3,746,371
Hino Motors Ltd.(b)	341,700	1,163,350
Hirata Corp.	15,400	704,484
Hirogin Holdings Inc.	422,100	2,832,417
Hirose Electric Co. Ltd.	33,405	3,886,765
HIS Co. Ltd.(b)	103,100	1,252,502
Hisamitsu Pharmaceutical Co. Inc.	70,600	2,012,261
Hitachi Construction Machinery Co. Ltd.	91,000	2,581,889
Hitachi Ltd.	1,079,100	84,763,681
Hitachi Zosen Corp.	339,400	2,094,201
Hogy Medical Co. Ltd.	55,200	1,330,755
Hokkaido Electric Power Co. Inc.	225,700	1,006,975
Hokkoku Financial Holdings Inc.	34,200	1,017,562
Hokuetsu Corp.(a)	170,100	1,608,195
Hokuhoku Financial Group Inc.	175,600	1,860,316
Hokuriku Electric Power Co.(b)	235,800	1,153,003
Hokuto Corp.	151,400	1,846,886
Honda Motor Co. Ltd.	5,369,200	60,017,239
Horiba Ltd.	39,900	3,201,339
Hoshino Resorts REIT Inc.	617	2,153,333
Hoshizaki Corp.	97,200	3,536,268
House Foods Group Inc.	98,200	2,161,525
Hoya Corp.	407,300	51,738,940
Hulic Co. Ltd.	373,400	4,123,211
Hulic REIT Inc.	2,602	2,740,079
Hyakugo Bank Ltd. (The)	596,300	2,312,657
Ibiden Co. Ltd.(a)	129,600	6,521,464
Ichigo Inc.	346,000	922,360

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ichigo Office REIT Investment Corp.	2,362	$1,327,280
Idemitsu Kosan Co. Ltd.	1,158,175	6,431,322
IHI Corp.	146,100	2,794,366
Iida Group Holdings Co. Ltd.	109,300	1,650,095
Inaba Denki Sangyo Co. Ltd.	117,700	2,812,300
Industrial & Infrastructure Fund Investment Corp.	2,126	1,923,908
Infocom Corp.	123,000	2,042,224
Infomart Corp.(a)	351,300	942,847
INFRONEER Holdings Inc.	228,076	2,384,185
Inpex Corp.	1,108,400	15,065,878
Insource Co. Ltd.	139,800	790,242
Internet Initiative Japan Inc.	152,800	2,963,008
Invincible Investment Corp.	7,071	2,906,894
Iriso Electronics Co. Ltd.	32,400	757,683
Isetan Mitsukoshi Holdings Ltd.	424,000	4,957,538
Isuzu Motors Ltd.	636,700	8,687,734
Ito En Ltd.	62,100	1,802,735
ITOCHU Corp.	1,381,600	62,702,675
Itoham Yonekyu Holdings Inc.	47,100	1,319,719
Iwatani Corp.	47,900	2,140,483
Iyogin Holdings Inc., NVS	329,000	2,237,835
Izumi Co. Ltd.	37,400	880,425
J Front Retailing Co. Ltd.	211,100	1,955,068
Jaccs Co. Ltd.	73,100	2,800,233
JAFCO Group Co. Ltd.	102,700	1,218,093
Japan Airlines Co. Ltd.	142,400	2,736,325
Japan Airport Terminal Co. Ltd.	49,300	1,957,847
Japan Aviation Electronics Industry Ltd.	73,100	1,256,778
Japan Display Inc.(a)(b)	1,218,200	164,505
Japan Elevator Service Holdings Co. Ltd.	155,800	2,354,370
Japan Excellent Inc.	2,042	1,688,309
Japan Exchange Group Inc.	621,500	13,754,852
Japan Hotel REIT Investment Corp.	5,151	2,647,091
Japan Lifeline Co. Ltd.	106,300	948,533
Japan Logistics Fund Inc.	997	1,843,475
Japan Material Co. Ltd.	142,800	2,413,005
Japan Metropolitan Fund Invest	8,098	5,497,271
Japan Petroleum Exploration Co. Ltd.	47,800	1,944,402
Japan Post Bank Co. Ltd.	1,660,600	17,269,984
Japan Post Holdings Co. Ltd.	2,419,900	23,164,932
Japan Post Insurance Co. Ltd.	221,700	4,150,641
Japan Prime Realty Investment Corp.	788	1,886,720
Japan Real Estate Investment Corp.	1,257	4,818,760
Japan Securities Finance Co. Ltd.	224,600	2,380,275
Japan Steel Works Ltd. (The)	103,600	1,705,047
Japan Tobacco Inc.	1,350,800	35,603,554
JCR Pharmaceuticals Co. Ltd.	126,700	933,553
Jeol Ltd.	50,200	2,294,836
JFE Holdings Inc.	695,100	10,974,807
JGC Holdings Corp.	235,900	2,763,205
JINS Holdings Inc.	17,600	496,223
JMDC Inc.	32,100	849,445
JSR Corp.	207,300	5,654,037
JTEKT Corp.	360,200	3,295,772
Juroku Financial Group Inc.	57,400	1,609,292
Justsystems Corp.	56,900	1,188,863
Kadokawa Corp.	147,736	3,125,711
Kagome Co. Ltd.	114,900	2,828,849
Kajima Corp.	488,800	8,723,543
Kakaku.com Inc.	131,800	1,499,265
Kaken Pharmaceutical Co. Ltd.	65,000	1,535,086
Kamigumi Co. Ltd.	89,400	2,056,716

Security	Shares	Value

Japan (continued)
Kanamoto Co. Ltd.	75,100	$1,434,482
Kandenko Co. Ltd.	131,200	1,349,266
Kaneka Corp.	65,700	1,597,655
Kanematsu Corp.	132,800	2,058,972
Kansai Electric Power Co. Inc. (The)	796,900	10,871,419
Kansai Paint Co. Ltd.	193,900	3,241,972
Kao Corp.	535,100	21,172,602
Katitas Co. Ltd.	76,000	944,877
Kawasaki Heavy Industries Ltd.	154,000	3,486,540
Kawasaki Kisen Kaisha Ltd.	174,200	8,487,683
KDDI Corp.	1,745,900	57,850,459
KDX Realty Investment Corp.	5,730	6,215,570
Keihan Holdings Co. Ltd.	92,900	2,265,748
Keikyu Corp.	191,100	1,669,147
Keio Corp.(a)	103,700	3,034,295
Keisei Electric Railway Co. Ltd.	150,900	6,828,204
Keiyo Bank Ltd. (The)	226,400	1,108,285
Kewpie Corp.	176,700	3,144,624
Keyence Corp.	224,400	100,396,083
KH Neochem Co. Ltd.	69,700	1,086,181
Kikkoman Corp.	156,800	9,647,625
Kinden Corp.	99,100	1,651,456
Kintetsu Group Holdings Co. Ltd.	214,100	6,606,581
Kirin Holdings Co. Ltd.	854,500	12,282,546
Kisoji Co. Ltd.	114,200	2,071,071
Kissei Pharmaceutical Co. Ltd.	89,500	1,911,089
Kiyo Bank Ltd. (The)	88,300	995,216
Kobayashi Pharmaceutical Co. Ltd.	45,800	2,066,979
Kobe Bussan Co. Ltd.	159,800	4,083,322
Kobe Steel Ltd.	430,700	5,947,055
Koei Tecmo Holdings Co. Ltd.	135,260	1,684,820
Koito Manufacturing Co. Ltd.	177,200	2,712,806
Kokuyo Co. Ltd.	167,000	2,689,451
Komatsu Ltd.	1,054,000	29,986,248
KOMEDA Holdings Co. Ltd.	137,400	2,633,582
Komeri Co. Ltd.	48,800	1,093,443
Konami Group Corp.	102,400	6,297,415
Konica Minolta Inc.(b)	567,800	1,558,162
Kose Corp.	34,300	2,243,997
Koshidaka Holdings Co. Ltd.	153,400	977,246
Kotobuki Spirits Co. Ltd.	188,000	2,529,470
K’s Holdings Corp.	184,800	1,679,495
Kubota Corp.	1,145,800	17,344,506
Kumagai Gumi Co. Ltd.	45,100	1,173,774
Kumiai Chemical Industry Co. Ltd.	189,800	1,088,371
Kura Sushi Inc.	56,800	1,522,033
Kuraray Co. Ltd.	245,900	2,579,925
Kureha Corp.	111,900	2,142,013
Kurita Water Industries Ltd.	106,300	3,882,182
Kusuri no Aoki Holdings Co. Ltd.	78,300	1,690,477
KYB Corp.	35,700	1,237,845
Kyocera Corp.	1,491,000	21,828,344
Kyorin Pharmaceutical Co. Ltd.	128,700	1,554,916
Kyoritsu Maintenance Co. Ltd.	41,200	1,692,959
Kyoto Financial Group Inc.	262,800	4,367,594
Kyowa Kirin Co. Ltd.	269,500	4,245,155
Kyudenko Corp.	52,600	2,000,800
Kyushu Electric Power Co. Inc.(b)	387,000	2,898,288
Kyushu Financial Group Inc.	595,200	3,787,613
Kyushu Railway Co.	192,500	4,231,149
LaSalle Logiport REIT	2,237	2,265,297
Lasertec Corp.	88,300	22,995,880

102	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lawson Inc.	41,500	$2,375,381
Leopalace21 Corp.(a)(b)	325,500	910,499
Lintec Corp.	100,200	1,897,667
Lion Corp.	166,100	1,480,635
Lixil Corp.	287,700	3,844,526
LY Corp.	3,012,600	9,372,296
M&A Capital Partners Co. Ltd.	35,400	545,200
M3 Inc.	506,400	7,990,991
Mabuchi Motor Co. Ltd.	139,000	2,409,191
Macnica Holdings Inc.	58,900	3,116,745
Makino Milling Machine Co. Ltd.	39,900	1,616,140
Makita Corp.	243,700	6,559,183
Management Solutions Co. Ltd.(a)	30,800	623,348
Mandom Corp.	50,500	439,620
Mani Inc.	124,800	1,733,750
Marubeni Corp.	1,712,000	29,201,007
Maruha Nichiro Corp.	85,300	1,687,757
Marui Group Co. Ltd.	166,800	2,758,065
Maruichi Steel Tube Ltd.	80,200	2,043,459
Maruwa Co. Ltd./Aichi	19,700	3,941,690
Matsui Securities Co. Ltd.	356,000	2,000,017
MatsukiyoCocokara & Co.	373,890	6,796,113
Maxell Ltd.	121,000	1,330,825
Mazda Motor Corp.	597,100	7,238,909
McDonald’s Holdings Co. Japan Ltd.(a)	77,000	3,428,384
MCJ Co. Ltd.	163,500	1,371,013
Mebuki Financial Group Inc.	1,114,350	3,335,468
Medipal Holdings Corp.	152,800	2,438,838
Medley Inc.(a)(b)	42,600	1,335,678
Megachips Corp.	59,400	1,917,937
Megmilk Snow Brand Co. Ltd.	61,200	959,818
Meidensha Corp.	68,900	1,235,055
MEIJI Holdings Co. Ltd.	271,300	6,561,284
Meiko Electronics Co. Ltd.	60,300	1,642,436
MEITEC Group Holdings Inc.	163,200	3,228,640
Menicon Co. Ltd.	109,600	1,591,616
Mercari Inc.(a)(b)	129,000	2,132,866
Milbon Co. Ltd.	62,400	1,491,211
MINEBEA MITSUMI Inc.	379,272	7,839,630
Mirai Corp.	5,887	1,800,102
MIRAIT ONE corp.	166,700	2,202,431
MISUMI Group Inc.	310,500	5,323,489
Mitsubishi Chemical Group Corp.	1,485,200	8,955,370
Mitsubishi Corp.	4,037,100	69,579,185
Mitsubishi Electric Corp.	2,230,800	33,105,739
Mitsubishi Estate Co. Ltd.	1,242,400	17,214,587
Mitsubishi Estate Logistics REIT Investment Corp.	678	1,698,668
Mitsubishi Gas Chemical Co. Inc.	122,800	2,005,432
Mitsubishi HC Capital Inc.	926,490	6,569,225
Mitsubishi Heavy Industries Ltd.	364,600	24,320,085
Mitsubishi Logistics Corp.	79,600	2,458,775
Mitsubishi Materials Corp.	99,800	1,827,087
Mitsubishi Motors Corp.	779,900	2,457,516
Mitsubishi Pencil Co. Ltd.	64,500	877,076
Mitsubishi UFJ Financial Group Inc.	13,208,700	123,719,901
Mitsui & Co. Ltd.	1,506,000	61,079,181
Mitsui Chemicals Inc.	164,500	4,841,278
Mitsui Fudosan Co. Ltd.	1,046,500	26,271,092
Mitsui Fudosan Logistics Park Inc.	937	2,809,060
Mitsui High-Tec Inc.	34,900	1,610,863
Mitsui Mining & Smelting Co. Ltd.	104,600	3,233,739

Security	Shares	Value

Japan (continued)
Mitsui OSK Lines Ltd.	392,100	$14,084,414
Miura Co. Ltd.	94,100	1,719,545
Mixi Inc.	60,000	1,029,177
Mizuho Financial Group Inc.	2,809,050	51,016,729
Mizuho Leasing Co. Ltd.	53,100	1,924,384
Mochida Pharmaceutical Co. Ltd.	68,200	1,541,915
Monex Group Inc.	250,300	1,302,622
Money Forward Inc.(b)	62,300	2,431,694
MonotaRO Co. Ltd.	270,400	2,546,685
Mori Hills REIT Investment Corp.	1,634	1,520,696
Mori Trust REIT Inc.	2,980	1,513,323
Morinaga & Co. Ltd./Japan	166,400	3,175,885
Morinaga Milk Industry Co. Ltd.	87,000	1,781,630
MOS Food Services Inc.	78,900	1,835,067
MS&AD Insurance Group Holdings Inc.	496,200	20,490,448
Murata Manufacturing Co. Ltd.	1,975,000	39,879,440
Musashi Seimitsu Industry Co. Ltd.	114,200	1,296,210
Musashino Bank Ltd. (The)	58,000	1,092,704
Nabtesco Corp.	97,700	1,877,883
Nachi-Fujikoshi Corp.	21,300	496,734
Nagase & Co. Ltd.	151,000	2,468,951
Nagoya Railroad Co. Ltd.	283,200	4,366,353
Nakanishi Inc.	125,300	2,050,641
Nankai Electric Railway Co. Ltd.	81,400	1,587,297
Nanto Bank Ltd. (The)	47,600	860,995
NEC Corp.	277,500	18,133,155
NEC Networks & System Integration Corp.	126,900	2,049,336
NET One Systems Co. Ltd.	89,400	1,453,563
Nexon Co. Ltd.	391,600	6,249,554
Nextage Co. Ltd.(a)	82,000	1,235,468
NGK Insulators Ltd.	220,500	2,754,648
NH Foods Ltd.	56,100	1,921,211
NHK Spring Co. Ltd.	225,300	1,860,002
Nichias Corp.	112,300	2,624,952
Nichiha Corp.	54,400	1,092,860
Nichirei Corp.	86,800	2,096,453
Nidec Corp.	489,700	18,264,251
Nifco Inc./Japan	78,500	2,037,134
Nihon Kohden Corp.	85,800	2,614,917
Nihon M&A Center Holdings Inc.	538,400	3,236,258
Nihon Parkerizing Co. Ltd.	145,000	1,151,725
Nikkon Holdings Co. Ltd.	95,100	2,042,999
Nikon Corp.	320,800	3,273,935
Nintendo Co. Ltd.	1,193,900	66,704,254
Nippn Corp., New	182,900	2,807,887
Nippon Accommodations Fund Inc.	396	1,648,600
Nippon Building Fund Inc.	1,615	6,534,466
Nippon Carbon Co. Ltd.	55,800	1,695,533
Nippon Electric Glass Co. Ltd.	151,700	3,372,125
Nippon Express Holdings Inc.	74,900	4,458,147
Nippon Gas Co. Ltd.	165,800	2,568,350
Nippon Kayaku Co. Ltd.	229,500	2,048,816
Nippon Light Metal Holdings Co. Ltd.	93,090	1,147,042
Nippon Paint Holdings Co. Ltd.	1,051,100	8,278,804
Nippon Paper Industries Co. Ltd.(b)	125,500	1,163,284
Nippon Prologis REIT Inc.	2,343	4,168,669
NIPPON REIT Investment Corp.	822	1,903,382
Nippon Sanso Holdings Corp.	202,600	5,133,743
Nippon Shinyaku Co. Ltd.	41,700	1,473,176
Nippon Shokubai Co. Ltd.	38,300	1,440,849
Nippon Soda Co. Ltd.	54,000	2,084,495
Nippon Steel Corp.	987,017	23,752,226

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	34,237,700	$42,994,134
Nippon Yusen KK	555,100	19,129,223
Nipro Corp.	174,100	1,402,051
Nishimatsu Construction Co. Ltd.	68,500	1,882,997
Nishimatsuya Chain Co. Ltd.	106,600	1,539,589
Nishi-Nippon Financial Holdings Inc.	191,100	2,200,350
Nishi-Nippon Railroad Co. Ltd.	85,800	1,426,166
Nishio Holdings Co. Ltd.	53,800	1,473,680
Nissan Chemical Corp.	138,600	5,527,757
Nissan Motor Co. Ltd.	2,505,100	9,834,584
Nissan Shatai Co. Ltd.	68,900	454,619
Nissha Co. Ltd.	71,700	795,386
Nisshin Oillio Group Ltd. (The)	56,000	1,710,668
Nisshin Seifun Group Inc.	192,400	2,683,823
Nisshinbo Holdings Inc.	229,800	1,896,628
Nissin Foods Holdings Co. Ltd.	202,500	6,551,153
Nissui Corp.	530,100	2,896,436
Niterra Co. Ltd.	158,100	4,257,412
Nitori Holdings Co. Ltd.	92,400	12,093,470
Nitto Boseki Co. Ltd.	45,900	1,567,372
Nitto Denko Corp.	164,900	13,679,748
Nitto Kogyo Corp.	62,000	1,687,189
Noevir Holdings Co. Ltd.	59,400	2,111,713
NOF Corp.	68,400	3,089,199
Nojima Corp.	115,800	1,459,434
NOK Corp.	96,300	1,275,539
Nomura Co. Ltd.	132,200	781,371
Nomura Holdings Inc.	3,263,200	17,576,070
Nomura Real Estate Holdings Inc.	84,300	2,306,929
Nomura Real Estate Master Fund Inc.	4,575	5,006,263
Nomura Research Institute Ltd.	421,520	12,891,566
Noritz Corp.	72,800	766,871
North Pacific Bank Ltd.	683,400	1,742,724
NS Solutions Corp.	60,600	2,021,186
NSD Co. Ltd.	147,000	2,758,594
NSK Ltd.	259,200	1,413,060
NTN Corp.	564,800	1,032,883
NTT Data Group Corp.	702,000	10,111,345
NTT UD REIT Investment Corp.	2,863	2,431,163
Obayashi Corp.	690,400	6,390,714
Obic Co. Ltd.	78,800	12,104,432
Odakyu Electric Railway Co. Ltd.	345,800	5,283,994
Ogaki Kyoritsu Bank Ltd. (The)	78,300	1,048,278
Ohsho Food Service Corp.	42,400	2,344,207
Oiles Corp.	102,500	1,482,757
Oisix ra daichi Inc.(a)(b)	51,900	490,913
Oji Holdings Corp.	768,000	3,002,750
Okamoto Industries Inc.	28,800	975,860
Okamura Corp.	148,400	2,224,094
Okasan Securities Group Inc.	319,200	1,562,238
Oki Electric Industry Co. Ltd.	157,400	1,105,935
Okinawa Electric Power Co. Inc. (The)	84,532	669,924
OKUMA Corp.	27,600	1,241,837
Okumura Corp.	53,800	1,881,352
Olympus Corp.	1,402,700	20,765,097
Omron Corp.	217,500	9,779,942
One REIT Inc.	859	1,579,689
Ono Pharmaceutical Co. Ltd.	437,600	7,887,358
Open House Group Co. Ltd.	82,800	2,589,331
Optex Group Co. Ltd.	89,200	1,107,780
Optorun Co. Ltd.	70,300	812,321
Oracle Corp. Japan	35,500	2,797,724

Security	Shares	Value

Japan (continued)
Organo Corp.	41,700	$1,722,340
Orient Corp.	119,780	903,855
Oriental Land Co. Ltd./Japan	1,242,300	46,139,109
ORIX Corp.	1,315,200	25,395,546
Orix JREIT Inc.	2,556	2,956,549
Osaka Gas Co. Ltd.	400,900	8,441,692
OSAKA Titanium Technologies Co. Ltd.(a)	39,800	752,870
OSG Corp.	118,900	1,618,029
Otsuka Corp.	107,500	4,523,360
Otsuka Holdings Co. Ltd.	452,900	17,802,738
Outsourcing Inc.(b)	179,600	2,096,904
PALTAC Corp.	28,800	876,828
Pan Pacific International Holdings Corp.	419,100	9,059,468
Panasonic Holdings Corp.	2,541,600	23,938,763
Paramount Bed Holdings Co. Ltd.	90,300	1,630,918
Park24 Co. Ltd.(b)	200,300	2,617,276
Penta-Ocean Construction Co. Ltd.	341,300	1,828,675
PeptiDream Inc.(b)	142,200	1,246,169
Persol Holdings Co. Ltd.	1,758,400	2,795,348
Pigeon Corp.	146,200	1,597,775
Pilot Corp.	49,700	1,387,913
PKSHA Technology Inc.(a)(b)	59,000	1,543,595
Pola Orbis Holdings Inc.	106,500	1,101,742
Prestige International Inc.	214,200	879,540
Raito Kogyo Co. Ltd.	95,200	1,330,809
Raksul Inc.(b)	95,000	737,209
Rakus Co. Ltd.	112,300	1,845,776
Rakuten Group Inc.(a)(b)	1,676,100	7,362,701
Recruit Holdings Co. Ltd.	1,672,300	66,053,701
Relo Group Inc.	121,300	1,217,577
Renesas Electronics Corp.(b)	1,708,400	28,030,704
Rengo Co. Ltd.	213,700	1,385,857
RENOVA Inc.(b)	154,200	1,324,816
Resona Holdings Inc.	2,419,200	13,354,610
Resonac Holdings Corp.	169,500	3,380,082
Resorttrust Inc.	114,500	1,990,420
Ricoh Co. Ltd.	648,500	5,097,206
Ricoh Leasing Co. Ltd.	31,000	1,064,133
Rinnai Corp.	110,400	2,501,203
Riso Kyoiku Co. Ltd.	359,500	593,252
Rohm Co. Ltd.	361,200	6,234,036
Rohto Pharmaceutical Co. Ltd.	195,600	4,002,294
Rorze Corp.	21,000	2,332,418
Round One Corp.	332,300	1,471,768
Royal Holdings Co. Ltd.	64,300	1,131,634
Ryohin Keikaku Co. Ltd.	282,800	4,397,299
Ryosan Co. Ltd.	31,300	1,031,323
Saizeriya Co. Ltd.	52,300	1,795,422
Sakai Moving Service Co. Ltd.	50,000	950,374
Sakata Seed Corp.	98,100	2,442,942
SAMTY Co. Ltd.	127,000	2,163,904
Sangetsu Corp.	154,300	3,398,666
San-In Godo Bank Ltd. (The)	195,500	1,378,679
Sanken Electric Co. Ltd.	40,800	1,874,481
Sankyo Co. Ltd.	51,800	3,168,428
Sankyu Inc.	56,700	2,119,574
Sanrio Co. Ltd.	77,100	3,219,479
Sansan Inc.(b)	92,600	862,034
Santen Pharmaceutical Co. Ltd.	312,300	3,154,955
Sanwa Holdings Corp.	200,300	3,061,421
Sapporo Holdings Ltd.	114,700	5,303,592
Sato Holdings Corp.	52,700	774,858

104	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sawai Group Holdings Co. Ltd.	45,000	$1,703,250
SBI Holdings Inc.	275,600	6,770,295
SCREEN Holdings Co. Ltd.	92,100	9,031,257
SCSK Corp.	119,700	2,350,263
Secom Co. Ltd.	227,300	16,497,509
Sega Sammy Holdings Inc.	162,500	2,391,610
Seibu Holdings Inc.	231,600	3,273,069
Seiko Epson Corp.	275,900	4,027,425
Seiko Group Corp.	43,900	783,180
Seino Holdings Co. Ltd.	160,500	2,343,916
Seiren Co. Ltd.(a)	89,200	1,497,098
Sekisui Chemical Co. Ltd.	388,700	5,549,679
Sekisui House Ltd.	650,000	14,673,226
Sekisui House REIT Inc.	6,154	3,273,241
Seria Co. Ltd.	95,900	1,757,386
Seven & i Holdings Co. Ltd.	883,400	34,889,721
Seven Bank Ltd.	1,094,000	2,290,095
SG Holdings Co. Ltd.	325,200	4,211,373
Sharp Corp./Japan(b)	346,400	2,329,299
Shibaura Machine Co. Ltd.	52,700	1,277,708
SHIFT Inc.(a)(b)	16,300	2,938,455
Shiga Bank Ltd. (The)	66,400	1,650,979
Shikoku Electric Power Co. Inc.	243,700	1,723,152
Shima Seiki Manufacturing Ltd.	65,300	664,074
Shimadzu Corp.	256,600	7,095,495
Shimamura Co. Ltd.	21,700	2,380,674
Shimano Inc.	88,300	12,677,699
Shimizu Corp.	450,900	3,018,381
Shin-Etsu Chemical Co. Ltd.	2,116,600	83,313,992
Shinko Electric Industries Co. Ltd.	79,600	2,942,982
Shinmaywa Industries Ltd.	117,900	978,691
Shionogi & Co. Ltd.	296,000	14,206,938
Ship Healthcare Holdings Inc.	121,500	1,843,988
Shiseido Co. Ltd.	457,300	12,748,009
Shizuoka Financial Group Inc., NVS	417,500	3,815,952
SHO-BOND Holdings Co. Ltd.	84,800	3,777,037
Shochiku Co. Ltd.	14,700	1,008,938
Shoei Foods Corp.	46,800	1,421,154
SKY Perfect JSAT Holdings Inc.	261,900	1,378,209
Skylark Holdings Co. Ltd.	231,600	3,778,358
SMC Corp.	66,100	36,794,201
SMS Co. Ltd.	95,400	1,722,935
Snow Peak Inc.(a)	152,400	919,886
Socionext Inc.	191,500	4,388,812
SoftBank Corp.	3,293,700	43,759,581
SoftBank Group Corp.	1,187,200	51,252,139
Sohgo Security Services Co. Ltd.	235,000	1,282,862
Sojitz Corp.	234,620	5,537,363
Sompo Holdings Inc.	336,300	17,437,639
Sony Group Corp.	1,457,800	142,963,979
Sosei Group Corp.(b)	129,600	1,258,008
Sotetsu Holdings Inc.	141,700	2,597,095
Square Enix Holdings Co. Ltd.	83,000	3,243,327
Stanley Electric Co. Ltd.	108,300	2,068,584
Star Micronics Co. Ltd.	123,000	1,467,904
Subaru Corp.(a)	669,200	13,350,077
Sugi Holdings Co. Ltd.	36,500	1,743,957
SUMCO Corp.	355,300	5,386,497
Sumitomo Bakelite Co. Ltd.	68,700	3,414,220
Sumitomo Chemical Co. Ltd.	1,590,200	3,744,254
Sumitomo Corp.	1,250,400	28,756,495
Sumitomo Electric Industries Ltd.	745,800	9,912,876

Security	Shares	Value

Japan (continued)
Sumitomo Forestry Co. Ltd.	174,300	$5,123,588
Sumitomo Heavy Industries Ltd.	83,300	2,161,176
Sumitomo Metal Mining Co. Ltd.	270,700	7,481,789
Sumitomo Mitsui Construction Co. Ltd.	364,980	1,023,691
Sumitomo Mitsui Financial Group Inc.	1,467,100	76,308,783
Sumitomo Mitsui Trust Holdings Inc.	799,900	16,392,556
Sumitomo Osaka Cement Co. Ltd.	53,700	1,352,825
Sumitomo Pharma Co. Ltd.	200,600	588,856
Sumitomo Realty & Development Co. Ltd.	305,600	9,610,855
Sumitomo Rubber Industries Ltd.	296,100	3,430,163
Sumitomo Warehouse Co. Ltd. (The)	135,700	2,440,459
Sundrug Co. Ltd.	52,500	1,583,413
Suntory Beverage & Food Ltd.	147,200	4,802,366
Suruga Bank Ltd.	248,000	1,445,275
Suzuken Co. Ltd.	57,200	1,775,544
Suzuki Motor Corp.	420,900	18,906,263
Sysmex Corp.	200,400	10,856,126
Systena Corp.	459,500	928,781
T Hasegawa Co. Ltd.	85,100	1,909,690
T&D Holdings Inc.	594,900	9,850,797
Tadano Ltd.	133,200	1,084,313
Taiheiyo Cement Corp.	78,600	1,617,769
Taikisha Ltd.	38,200	1,139,003
Taisei Corp.	194,500	7,091,195
Taisho Pharmaceutical Holdings Co. Ltd.	19,700	1,146,412
Taiyo Holdings Co. Ltd.	114,300	2,518,463
Taiyo Yuden Co. Ltd.	118,900	2,872,118
Takara Bio Inc.	156,100	1,326,976
Takara Holdings Inc.	334,200	2,827,475
Takasago Thermal Engineering Co. Ltd.	94,600	2,185,848
Takashimaya Co. Ltd.	206,300	2,874,015
Takeda Pharmaceutical Co. Ltd.	1,812,583	53,272,683
Takeuchi Manufacturing Co. Ltd.	73,400	2,509,380
Takuma Co. Ltd.	121,900	1,434,311
Tamron Co. Ltd.	58,700	2,224,264
TDK Corp.	438,800	21,832,411
TechnoPro Holdings Inc.	109,900	2,533,724
Teijin Ltd.	204,300	1,879,434
Terumo Corp.	770,600	26,086,313
THK Co. Ltd.	101,200	1,945,735
TIS Inc.	237,800	5,289,109
Toagosei Co. Ltd.	168,400	1,611,878
Tobu Railway Co. Ltd.	204,200	5,407,881
Toda Corp.	274,000	1,727,576
Toei Animation Co. Ltd.	10,300	1,378,102
Toei Co. Ltd.	12,400	1,740,256
Toho Bank Ltd. (The)	515,300	1,092,814
Toho Co. Ltd./Tokyo	100,800	3,283,534
Toho Gas Co. Ltd.	92,300	1,854,297
Toho Holdings Co. Ltd.	89,200	1,931,937
Toho Titanium Co. Ltd.(a)	49,200	654,433
Tohoku Electric Power Co. Inc.	441,800	2,949,368
Tokai Carbon Co. Ltd.	247,900	1,743,448
Tokai Rika Co. Ltd.	71,800	1,135,951
Tokai Tokyo Financial Holdings Inc.	789,700	3,046,294
Tokio Marine Holdings Inc.	2,066,400	54,485,640
Tokuyama Corp.	73,500	1,178,136
Tokyo Century Corp.	154,400	1,715,597
Tokyo Electric Power Co. Holdings Inc.(b)	1,787,200	9,515,326
Tokyo Electron Ltd.	549,400	101,953,487
Tokyo Gas Co. Ltd.	425,900	9,783,716
Tokyo Kiraboshi Financial Group Inc.	22,100	646,455

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Ohka Kogyo Co. Ltd.	129,000	$2,946,424
Tokyo Seimitsu Co. Ltd.	55,500	3,594,940
Tokyo Steel Manufacturing Co. Ltd.	150,300	1,815,339
Tokyo Tatemono Co. Ltd.	168,600	2,598,450
Tokyotokeiba Co. Ltd.	28,500	892,590
Tokyu Construction Co. Ltd.	179,800	1,000,843
Tokyu Corp.	540,100	6,337,684
Tokyu Fudosan Holdings Corp.	519,200	3,472,187
Tokyu REIT Inc.	1,919	2,237,735
TOMONY Holdings Inc.(a)	271,900	748,705
Tomy Co. Ltd.	194,100	3,184,524
Topcon Corp.	182,300	2,094,379
TOPPAN Holdings Inc.	274,700	7,571,951
Toray Industries Inc.	1,430,300	7,146,391
Toridoll Holdings Corp.	89,100	2,727,812
Toshiba TEC Corp.	49,200	1,020,683
Tosoh Corp.	225,700	2,910,320
Totetsu Kogyo Co. Ltd.	53,600	1,100,571
TOTO Ltd.	138,700	3,753,953
Towa Corp.	30,900	1,594,133
Towa Pharmaceutical Co. Ltd.	74,400	1,301,955
Toyo Seikan Group Holdings Ltd.	168,400	2,674,947
Toyo Suisan Kaisha Ltd.	99,400	5,175,904
Toyo Tire Corp.	147,000	2,434,071
Toyobo Co. Ltd.	119,800	899,151
Toyoda Gosei Co. Ltd.	102,500	1,979,115
Toyota Boshoku Corp.	84,300	1,389,038
Toyota Industries Corp.	165,500	13,997,841
Toyota Motor Corp.	12,321,400	246,031,435
Toyota Tsusho Corp.	234,400	15,360,566
Trend Micro Inc./Japan(b)	142,900	8,175,218
Tri Chemical Laboratories Inc.	84,800	2,091,221
Trusco Nakayama Corp.	70,000	1,195,907
TS Tech Co. Ltd.	124,100	1,571,968
Tsubakimoto Chain Co.	45,100	1,304,312
Tsuburaya Fields Holdings Inc.	82,200	1,012,749
Tsumura & Co.	95,600	1,729,614
Tsuruha Holdings Inc.	41,500	3,284,087
UACJ Corp.	45,300	1,251,244
UBE Corp.	104,200	1,732,378
Ulvac Inc.	66,700	3,264,527
Unicharm Corp.	454,400	15,635,163
United Arrows Ltd.	45,500	596,691
United Urban Investment Corp.	2,853	2,888,738
Universal Entertainment Corp.	39,100	565,499
Ushio Inc.	172,000	2,409,591
USS Co. Ltd.	217,000	4,103,775
UT Group Co. Ltd.(b)	51,200	820,325
Valor Holdings Co. Ltd.	53,200	908,908
Vector Inc.	110,900	890,574
Vision Inc./Tokyo Japan(a)(b)	129,500	1,027,963
Visional Inc.(a)(b)	38,800	2,428,365
Wacom Co. Ltd.	348,300	1,605,080
Welcia Holdings Co. Ltd.	139,200	2,348,141
West Holdings Corp.	48,800	1,122,459
West Japan Railway Co.	229,100	9,541,904
W-Scope Corp.(a)(b)	92,000	475,278
Yakult Honsha Co. Ltd.	295,200	6,447,636
Yamada Holdings Co. Ltd.	662,400	2,023,353
Yamaguchi Financial Group Inc.	286,000	2,718,449
Yamaha Corp.	144,800	3,184,233
Yamaha Motor Co. Ltd.	1,051,500	9,938,511

Security	Shares	Value

Japan (continued)
Yamato Holdings Co. Ltd.	284,900	$4,924,902
Yamato Kogyo Co. Ltd.	59,100	3,271,409
Yamazaki Baking Co. Ltd.	161,500	3,829,542
Yaoko Co. Ltd.	38,400	2,215,597
Yaskawa Electric Corp.	284,300	10,714,214
Yokogawa Electric Corp.	236,500	4,647,390
Yokohama Rubber Co. Ltd. (The)	125,500	2,970,294
Yoshinoya Holdings Co. Ltd.	130,300	2,905,733
Zenkoku Hosho Co. Ltd.	52,800	1,964,868
Zenrin Co. Ltd.	35,700	214,704
Zensho Holdings Co. Ltd.	113,800	5,572,639
Zeon Corp.	154,900	1,405,318
Zojirushi Corp.	105,100	1,017,169
ZOZO Inc.	134,700	2,949,459

		5,342,835,395

Kazakhstan — 0.0%
Polymetal International PLC(b)(d)	318,811	35

Kuwait — 0.2%
Agility Public Warehousing Co. KSC(b)	1,826,931	3,437,720
Boubyan Bank KSCP	2,289,883	4,564,039
Boubyan Petrochemicals Co. KSCP	768,125	1,485,511
Gulf Bank KSCP	3,950,396	3,718,151
Humansoft Holding Co. KSC	142,143	1,586,917
Kuwait Finance House KSCP	10,159,796	25,465,570
Mabanee Co. KPSC	1,009,207	2,527,120
Mobile Telecommunications Co. KSCP	2,774,498	4,741,847
National Bank of Kuwait SAKP	8,863,378	28,221,197
National Industries Group Holding SAK	3,101,549	2,403,675

		78,151,747

Malaysia — 0.4%
AFFIN Bank Bhd	373,000	207,276
Alliance Bank Malaysia Bhd	1,765,400	1,279,639
AMMB Holdings Bhd	2,489,100	2,228,493
Axiata Group Bhd	3,305,200	1,904,335
British American Tobacco Malaysia Bhd(a)	181,000	347,459
Bursa Malaysia Bhd	1,160,100	1,838,402
Carlsberg Brewery Malaysia Bhd	222,900	906,680
CELCOMDIGI Bhd	3,865,900	3,463,331
CIMB Group Holdings Bhd	7,476,600	9,847,752
Dialog Group Bhd	5,095,878	1,970,770
Fraser & Neave Holdings Bhd	174,600	1,022,499
Gamuda Bhd(a)	2,671,000	2,851,702
Gas Malaysia Bhd	141,200	97,538
Genting Bhd	2,282,800	2,274,151
Genting Malaysia Bhd	3,463,400	1,973,389
Hartalega Holdings Bhd(b)	2,108,300	1,220,220
Hibiscus Petroleum Bhd	1,331,480	744,228
Hong Leong Bank Bhd	622,300	2,525,548
IHH Healthcare Bhd	2,828,700	3,649,586
IJM Corp. Bhd	3,885,300	1,834,548
Inari Amertron Bhd	4,001,600	2,678,800
IOI Corp. Bhd	2,318,900	1,955,183
Kossan Rubber Industries Bhd(a)	1,709,500	740,904
KPJ Healthcare Bhd	7,465,300	2,540,077
Kuala Lumpur Kepong Bhd(a)	450,900	2,114,532
Malayan Banking Bhd	6,293,100	12,309,289
Malaysia Airports Holdings Bhd	1,231,700	2,002,857
Malaysian Resources Corp. Bhd	3,320,900	454,715
Maxis Bhd(a)	2,673,000	2,147,442
MISC Bhd	1,262,300	1,959,374
MR DIY Group M Bhd(c)	6,901,350	2,013,502

106	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
My EG Services Bhd	15,637,500	$2,573,175
Nationgate Holdings Bhd, NVS	339,000	97,682
Nestle Malaysia Bhd	95,100	2,402,632
Pentamaster Corp. Bhd	2,126,700	1,810,877
Petronas Chemicals Group Bhd	2,981,300	4,261,206
Petronas Dagangan Bhd	343,000	1,547,488
Petronas Gas Bhd	675,500	2,533,482
PPB Group Bhd	943,280	2,883,685
Press Metal Aluminium Holdings Bhd	4,335,800	4,339,448
Public Bank Bhd	16,216,200	15,032,688
QL Resources Bhd	2,109,000	2,599,465
RHB Bank Bhd	1,641,798	1,942,238
Sam Engineering & Equipment M Bhd	112,700	84,346
Sime Darby Bhd	3,429,200	1,759,476
Sime Darby Plantation Bhd	2,853,000	2,660,524
Sime Darby Property Bhd	6,519,200	1,058,776
SP Setia Bhd Group(a)	1,146,300	217,375
Sunway REIT(a)	4,132,500	1,380,412
Supermax Corp. Bhd(a)	2,489,177	492,047
Telekom Malaysia Bhd	1,530,200	1,912,411
Tenaga Nasional Bhd	2,820,100	6,391,432
TIME dotCom Bhd	1,583,900	1,841,744
Top Glove Corp. Bhd(b)	6,480,600	1,272,323
VS Industry Bhd	5,546,700	843,931
Yinson Holdings Bhd	3,432,240	1,864,875
YTL Power International Bhd	2,433,000	2,105,896

		139,013,855

Mexico — 0.7%
Alsea SAB de CV(b)	702,300	2,744,485
America Movil SAB de CV	23,135,800	20,902,402
Arca Continental SAB de CV	465,400	5,287,954
Banco del Bajio SA(c)	792,700	3,015,774
Bolsa Mexicana de Valores SAB de CV	668,000	1,353,349
Cemex SAB de CV, NVS(b)	19,300,712	16,035,801
Coca-Cola Femsa SAB de CV	521,600	4,965,830
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	1,301,000	1,040,105
Corp Inmobiliaria Vesta SAB de CV	1,085,700	4,128,581
FIBRA Macquarie Mexico(a)(c)	1,179,000	2,261,208
Fibra Uno Administracion SA de CV	4,056,900	6,896,836
Fomento Economico Mexicano SAB de CV	2,277,800	30,892,534
GCC SAB de CV	202,900	2,343,226
Genomma Lab Internacional SAB de CV, Class B	916,500	751,880
Gentera SAB de CV	1,343,800	1,827,752
Gruma SAB de CV, Class B	209,430	3,920,538
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	327,812	3,001,094
Grupo Aeroportuario del Pacifico SAB de CV, Class B	440,400	6,856,182
Grupo Aeroportuario del Sureste SAB de CV, Class B	258,255	7,528,355
Grupo Bimbo SAB de CV, Series A	1,793,900	8,183,890
Grupo Carso SAB de CV, Series A1	571,000	5,353,197
Grupo Financiero Banorte SAB de CV, Class O	2,996,000	30,472,635
Grupo Financiero Inbursa SAB de CV, Class O(b)	2,606,300	7,700,105
Grupo Mexico SAB de CV, Series B	3,705,000	19,117,511
Grupo Televisa SAB, CPO(a)	2,725,500	1,643,709
Industrias Penoles SAB de CV(a)(b)	210,735	2,771,273
Kimberly-Clark de Mexico SAB de CV, Class A	1,763,200	4,019,869
Nemak SAB de CV(b)(c)	2,029,177	493,987
Operadora De Sites Mexicanos SAB de CV	2,247,355	2,441,713

Security	Shares	Value

Mexico (continued)
Orbia Advance Corp. SAB de CV	1,179,178	$2,351,299
Prologis Property Mexico SA de CV	653,932	2,694,907
Promotora y Operadora de Infraestructura SAB de CV	310,045	3,050,642
Qualitas Controladora SAB de CV	323,800	3,577,857
Regional SAB de CV	289,900	2,690,731
Sitios Latinoamerica SAB de CV(a)(b)	1,660,965	623,411
Wal-Mart de Mexico SAB de CV	6,184,600	25,551,922

		248,492,544

Netherlands — 3.0%
Aalberts NV	126,679	5,037,810
ABN AMRO Bank NV, CVA(c)	494,127	7,272,256
Adyen NV(b)(c)	25,320	31,756,007
Aegon Ltd.	2,031,229	11,983,107
AerCap Holdings NV(b)	243,091	18,611,047
Akzo Nobel NV	201,034	15,441,918
Alfen NV(a)(b)(c)	32,091	1,940,656
Allfunds Group PLC	377,758	2,708,220
AMG Critical Materials NV	44,126	936,433
Arcadis NV	95,881	5,264,005
ASM International NV	54,586	30,253,396
ASML Holding NV	468,548	406,506,566
ASR Nederland NV	170,038	8,013,294
Basic-Fit NV(a)(b)(c)	61,261	1,773,790
BE Semiconductor Industries NV	92,293	13,869,634
Brunel International NV	38,650	429,962
Corbion NV	80,130	1,551,666
Davide Campari-Milano NV	748,437	7,582,589
Eurocommercial Properties NV	80,113	1,794,851
EXOR NV, NVS	108,123	10,461,171
Ferrovial SE	589,520	22,481,478
Flow Traders Ltd., NVS	37,726	677,606
Fugro NV(b)	142,014	2,621,981
Heineken Holding NV	154,177	12,936,626
Heineken NV	334,858	33,685,210
IMCD NV	69,985	10,682,561
ING Groep NV	4,140,173	58,825,503
InPost SA(b)	287,945	4,324,882
Iveco Group NV(b)	291,539	3,111,116
JDE Peet’s NV	109,156	2,694,556
Just Eat Takeaway.com NV(a)(b)(c)	238,718	3,604,491
Koninklijke Ahold Delhaize NV	1,098,240	30,885,970
Koninklijke BAM Groep NV	493,779	1,363,218
Koninklijke KPN NV	3,632,966	12,358,408
Koninklijke Philips NV(b)	937,401	19,831,240
Koninklijke Vopak NV	86,526	2,702,956
MFE-MediaForEurope NV, NVS(a)	89,383	322,921
MFE-MediaForEurope NV, Class A	464,598	1,185,939
NEPI Rockcastle NV	501,261	3,375,563
NN Group NV	305,128	12,506,657
NSI NV	73,862	1,580,489
OCI NV	119,150	3,403,399
Pharming Group NV(b)	1,405,399	1,771,761
PostNL NV	648,967	945,675
Prosus NV	1,709,395	50,857,367
Qiagen NV, NVS	252,118	10,938,593
Randstad NV	118,076	6,713,825
SBM Offshore NV	121,249	1,543,605
Signify NV(c)	136,722	4,099,561
Technip Energies NV	142,380	2,947,348
TKH Group NV	49,868	2,008,071
TomTom NV(a)(b)	145,174	982,960

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Universal Music Group NV	962,974	$28,386,281
Van Lanschot Kempen NV	54,433	1,638,849
Vastned Retail NV	50,448	1,113,532
Wereldhave NV	64,175	961,268
Wolters Kluwer NV	289,891	42,734,873

		985,994,717

New Zealand — 0.2%
Air New Zealand Ltd.	1,561,059	605,915
Auckland International Airport Ltd.	1,322,272	6,817,493
Contact Energy Ltd.	911,042	4,493,976
EBOS Group Ltd.	183,726	4,207,382
Fisher & Paykel Healthcare Corp. Ltd.	702,945	10,152,661
Fletcher Building Ltd.	990,205	2,735,788
Goodman Property Trust	1,471,560	2,014,860
Infratil Ltd.	1,055,366	6,808,149
Kiwi Property Group Ltd.	1,670,611	888,410
Mercury NZ Ltd.	947,470	3,909,202
Meridian Energy Ltd.	1,692,085	5,732,427
Ryman Healthcare Ltd.(b)	786,805	2,733,292
Spark New Zealand Ltd.	2,311,292	7,508,910

		58,608,465

Norway — 0.6%
Adevinta ASA(b)	398,839	4,285,227
Aker ASA, Class A	37,801	2,246,199
Aker BP ASA	400,899	10,640,492
Atea ASA	168,705	2,248,919
Austevoll Seafood ASA	166,185	1,204,719
Bakkafrost P/F	57,015	3,184,184
Borr Drilling Ltd.(a)	289,792	1,795,451
Borregaard ASA	178,234	3,040,260
BW LPG Ltd.(c)	197,927	2,442,742
BW Offshore Ltd.	250,263	573,947
Crayon Group Holding ASA(a)(b)(c)	103,571	870,700
DNB Bank ASA	1,048,473	20,382,011
DNOASA	1,566,614	1,372,833
Elkem ASA(c)	385,640	800,206
Entra ASA(c)	128,693	1,409,630
Equinor ASA	1,033,110	29,564,595
Europris ASA(c)	373,872	2,802,209
Flex LNG Ltd.	89,754	2,676,256
Frontline PLC, NVS	181,994	4,068,050
Gjensidige Forsikring ASA	164,364	2,643,708
Golden Ocean Group Ltd.	167,913	1,770,684
Grieg Seafood ASA	159,162	998,806
Hafnia Ltd.	412,032	2,996,239
Kongsberg Gruppen ASA	130,406	6,645,925
Leroy Seafood Group ASA	315,022	1,265,230
Mowi ASA	501,285	9,023,293
MPC Container Ships ASA	459,027	690,014
NEL ASA(a)(b)	3,036,058	1,515,776
Nordic Semiconductor ASA(a)(b)	192,900	1,936,982
Norsk Hydro ASA	1,473,748	8,636,904
Norwegian Air Shuttle ASA(a)(b)	1,131,462	1,385,277
Orkla ASA	843,680	6,608,651
PGS ASA(b)	1,248,775	781,395
Protector Forsikring ASA	105,446	1,890,904
Salmar ASA	81,821	4,541,918
Scatec ASA(b)(c)	171,886	1,278,086
Schibsted ASA, Class A	76,087	2,334,118
Schibsted ASA, Class B	113,004	3,242,730
Seadrill Ltd.(a)(b)	50,764	2,185,020

Security	Shares	Value

Norway (continued)
SpareBank 1 SMN	167,140	$2,275,545
SpareBank 1 SR-Bank ASA	257,438	3,122,036
Storebrand ASA	506,650	4,555,371
Subsea 7 SA	281,022	3,787,609
Telenor ASA	749,153	8,312,644
TGS ASA	164,961	1,606,350
TOMRA Systems ASA	294,592	2,959,111
Veidekke ASA	190,044	1,734,695
Wallenius Wilhelmsen ASA	164,091	1,595,203
Yara International ASA	185,221	6,122,044

		194,050,898

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	229,143	3,476,100
Credicorp Ltd.	76,705	11,385,323
Southern Copper Corp.	94,211	7,734,723

		22,596,146

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	2,739,700	2,358,366
Alliance Global Group Inc.	3,269,600	658,625
Ayala Corp.	322,975	3,891,581
Ayala Land Inc.	9,546,730	5,769,143
Bank of the Philippine Islands	1,487,061	2,914,003
BDO Unibank Inc.	3,328,552	8,568,651
Bloomberry Resorts Corp.(b)	7,387,300	1,467,093
Converge Information and Communications Technology Solutions Inc.(b)	3,211,500	528,431
GT Capital Holdings Inc.	111,648	1,319,864
International Container Terminal Services Inc.	1,443,410	6,241,313
JG Summit Holdings Inc.	4,019,417	2,734,589
Jollibee Foods Corp.	642,090	2,897,075
Manila Electric Co.	258,470	1,663,154
Manila Water Co. Inc.	2,673,700	853,950
Megaworld Corp.	8,590,500	299,092
Metropolitan Bank & Trust Co.	2,242,367	2,271,387
MREIT Inc.	282,300	69,202
PLDT Inc.	95,885	2,168,353
Semirara Mining & Power Corp., Class A	462,200	254,520
SM Investments Corp.	333,565	5,325,265
SM Prime Holdings Inc.	13,276,100	8,077,208
Universal Robina Corp.	1,157,980	2,296,576

		62,627,441

Poland — 0.3%
Alior Bank SA(b)	147,265	2,769,884
Allegro.eu SA (b)(c)	512,020	3,865,290
Asseco Poland SA	122,756	2,236,164
Bank Millennium SA(b)	954,190	1,997,744
Bank Polska Kasa Opieki SA	208,995	8,039,220
Budimex SA	14,814	2,537,968
CCC SA(b)	63,894	928,476
CD Projekt SA	81,912	2,138,135
Cyfrowy Polsat SA(a)(b)	373,332	1,010,594
Dino Polska SA(b)(c)	65,299	7,047,565
Enea SA(b)	278,887	663,137
Eurocash SA	80,374	304,318
Grupa Azoty SA(a)(b)	73,664	439,551
Grupa Kety SA	11,211	1,906,800
KGHM Polska Miedz SA	153,957	4,289,340
KRUK SA	21,119	2,391,120
LPP SA	1,178	4,580,613
mBank SA(a)(b)	19,227	2,555,721
Orange Polska SA	864,469	1,846,470

108	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
ORLEN SA	716,696	$11,175,031
PGE Polska Grupa Energetyczna SA(b)	1,148,062	2,417,527
Powszechna Kasa Oszczednosci Bank Polski SA	1,042,717	13,230,024
Powszechny Zaklad Ubezpieczen SA	706,506	8,506,447
Santander Bank Polska SA	38,480	4,660,629
Tauron Polska Energia SA(b)	1,311,404	1,198,777

		92,736,545

Portugal — 0.1%
Altri SGPS SA	325,060	1,584,577
Banco Comercial Portugues SA, Class R(b)	9,778,585	2,844,555
CTT-Correios de Portugal SA	184,438	731,816
EDP - Energias de Portugal SA	3,629,857	16,190,747
Galp Energia SGPS SA	395,908	6,232,282
Greenvolt Energias Renovaveis SA(a)(b)	175,827	1,535,332
Jeronimo Martins SGPS SA	312,272	7,102,102
Navigator Co. SA (The)	433,700	1,787,076
NOS SGPS SA	924,827	3,278,231
REN - Redes Energeticas Nacionais SGPS SA	780,367	1,917,344
Sonae SGPS SA	2,805,571	2,712,228

		45,916,290

Qatar — 0.2%
Barwa Real Estate Co.	3,421,302	2,701,523
Commercial Bank PSQC (The)	3,496,961	5,031,189
Doha Bank QPSC	2,266,514	1,058,319
Dukhan Bank	1,520,184	1,631,729
Industries Qatar QSC	2,063,580	6,777,464
Masraf Al Rayan QSC	6,733,659	4,337,690
Mesaieed Petrochemical Holding Co.	5,428,088	2,501,492
Ooredoo QPSC	1,093,416	3,209,313
Qatar Aluminum Manufacturing Co.	5,252,335	1,844,188
Qatar Electricity & Water Co. QSC	887,070	4,213,429
Qatar Fuel QSC	159,780	687,313
Qatar Gas Transport Co. Ltd.	2,933,763	2,791,410
Qatar International Islamic Bank QSC	896,423	2,562,467
Qatar Islamic Bank SAQ	1,864,959	9,975,779
Qatar National Bank QPSC	5,260,886	22,349,407
Qatar Navigation QSC	615,521	1,747,536
United Development Co. QSC	1,908,304	543,224
Vodafone Qatar QSC	4,489,707	2,337,530

		76,301,002

Russia — 0.0%
Aeroflot PJSC(b)(d)	2,248,580	250
Alrosa PJSC(d)	2,008,230	223
Detsky Mir PJSC(b)(c)(d)	1,459,210	162
Gazprom PJSC(b)(d)	12,460,440	1,385
Inter RAO UES PJSC(d)	41,474,100	4,609
LUKOIL PJSC(d)	449,912	50
MMC Norilsk Nickel PJSC(d)	67,010	7
Mobile TeleSystems PJSC(d)	1,079,812	120
Moscow Exchange MICEX-RTS PJSC(d)	1,165,970	130
Novatek PJSC(d)	970,220	108
Novolipetsk Steel PJSC(b)(d)	1,277,300	142
Ozon Holdings PLC, ADR(b)(d)	48,614	5
PhosAgro PJSC(d)	54,047	6
PhosAgro PJSC, GDR(b)(d)(e)	2	—
PhosAgro PJSC, New(d)	1,044	10
Polyus PJSC(b)(d)	29,956	3
Rosneft Oil Co. PJSC(d)	1,203,679	134
Rostelecom PJSC(d)	1,886,690	210
Sberbank of Russia PJSC(d)	10,330,470	1,148

Security	Shares	Value

Russia (continued)
Severstal PAO(b)(d)	165,788	$18
Sistema AFK PAO(d)	5,373,780	597
Surgutneftegas PJSC(d)	7,375,600	820
Tatneft PJSC(d)	1,491,585	166
TCS Group Holding PLC, GDR(b)(d)(e)	134,948	15
Unipro PJSC(b)(d)	16,577,000	1,842
United Co. RUSAL International PJSC(b)(d)	2,395,510	266
VK Co. Ltd.(b)(d)	113,735	13
VTB Bank PJSC(b)(d)	3,435,870,000	382
X5 Retail Group NV, GDR(b)(d)	128,602	14
Yandex NV(b)(d)	338,783	38

		12,873

Saudi Arabia — 1.2%
Abdullah Al Othaim Markets Co.	756,999	2,767,995
ACWA Power Co.	114,806	7,330,967
Advanced Petrochemical Co.	198,356	2,011,856
Al Rajhi Bank	2,307,894	51,518,907
Aldrees Petroleum and Transport Services Co.	104,224	4,485,509
Alinma Bank	1,266,850	13,953,421
Almarai Co. JSC	230,638	3,511,754
Alujain Corp.(b)	126,114	1,388,992
Arab National Bank	728,354	4,843,087
Arabian Internet & Communications Services Co.	20,169	1,759,760
Arriyadh Development Co.	265,614	1,549,682
Bank AlBilad	696,874	8,261,976
Bank Al-Jazira(b)	560,736	3,012,747
Banque Saudi Fransi	698,071	7,424,143
Bupa Arabia for Cooperative Insurance Co.	87,350	4,809,425
City Cement Co.	215,928	1,011,792
Co. for Cooperative Insurance (The)	134,714	4,401,378
Dallah Healthcare Co.	40,235	1,772,439
Dar Al Arkan Real Estate Development Co.(b)	838,970	2,899,633
Dr Sulaiman Al Habib Medical Services Group Co.	102,039	7,887,839
Elm Co.	35,500	8,521,551
Emaar Economic City(b)	543,058	1,150,095
Etihad Etisalat Co.	485,423	6,743,964
Jarir Marketing Co.	693,117	2,816,752
Leejam Sports Co. JSC	48,470	2,497,108
Middle East Healthcare Co.(b)	54,000	1,437,082
Mobile Telecommunications Co. Saudi Arabia	723,257	2,572,798
Mouwasat Medical Services Co.	167,303	5,287,287
Nahdi Medical Co.	38,527	1,444,727
National Gas & Industrialization Co.	155,809	2,829,416
National Industrialization Co.(b)	559,430	1,741,851
Power & Water Utility Co. for Jubail & Yanbu	116,661	1,924,072
Rabigh Refining & Petrochemical Co.(b)	684,389	1,664,695
Reinet Investments SCA	193,442	4,848,216
Riyad Bank	1,675,934	12,648,813
SABIC Agri-Nutrients Co.	289,548	9,872,364
Sahara International Petrochemical Co.	505,743	4,234,581
Saudi Airlines Catering Co.	100,499	3,087,247
Saudi Arabian Mining Co.(b)	1,540,355	19,008,788
Saudi Arabian Oil Co.(c)	3,022,959	24,625,297
Saudi Aramco Base Oil Co.	60,153	2,335,653
Saudi Awwal Bank	1,120,734	10,706,772
Saudi Basic Industries Corp.	1,030,369	21,359,130
Saudi Cement Co.	110,169	1,414,532
Saudi Chemical Co. Holding	1,648,707	2,032,035
Saudi Electricity Co.	1,071,026	5,404,317
Saudi Ground Services Co.(b)	211,201	2,343,083

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Industrial Investment Group	375,393	$2,028,517
Saudi Investment Bank (The)	380,703	1,580,822
Saudi Kayan Petrochemical Co.(b)	960,167	2,345,483
Saudi National Bank (The)	3,519,628	38,010,323
Saudi Public Transport Co.(b)	240,850	1,293,858
Saudi Research & Media Group(b)	48,709	2,693,141
Saudi Tadawul Group Holding Co.	49,016	2,699,277
Saudi Telecom Co.	2,226,671	24,229,750
Saudia Dairy & Foodstuff Co.	33,190	3,186,155
Savola Group (The)	283,298	3,395,708
Seera Group Holding(b)	217,425	1,716,162
Southern Province Cement Co.	95,239	982,082
United Electronics Co.	122,848	2,915,913
United International Transportation Co.	130,027	2,873,764
Yamama Cement Co.	208,525	1,688,237
Yanbu Cement Co.	162,403	1,320,842
Yanbu National Petrochemical Co.	282,852	2,892,988

		397,008,550

Singapore — 0.9%
AEM Holdings Ltd.(a)	851,400	1,694,180
CapitaLand Ascendas REIT	3,476,048	7,533,385
CapitaLand Ascott Trust	3,331,965	2,375,469
CapitaLand China Trust(a)	2,763,441	1,716,493
CapitaLand Integrated Commercial Trust	6,099,628	9,093,120
CapitaLand Investment Ltd./Singapore	2,824,500	6,200,589
CDL Hospitality Trusts(a)	2,363,681	1,810,511
City Developments Ltd.	742,000	3,367,782
ComfortDelGro Corp. Ltd.	2,209,000	2,297,546
DBS Group Holdings Ltd.	2,070,200	49,033,273
ESR-LOGOS REIT(a)	15,678,847	3,623,140
First Resources Ltd.	1,134,100	1,248,173
Frasers Centrepoint Trust	2,217,762	3,793,307
Frasers Hospitality Trust	1,831,900	634,986
Frasers Logistics & Commercial Trust	3,034,713	2,526,218
Genting Singapore Ltd.	5,827,900	4,376,777
Golden Agri-Resources Ltd.	9,389,100	1,889,718
Grab Holdings Ltd., Class A(b)	2,112,581	6,485,624
Hutchison Port Holdings Trust, Class U	8,100,500	1,213,107
iFAST Corp. Ltd.	192,500	1,055,590
Jardine Cycle & Carriage Ltd.	136,600	2,635,837
Keppel DC REIT(a)	1,737,063	2,181,091
Keppel Infrastructure Trust(a)	11,738,536	4,411,397
Keppel Ltd.	1,620,500	8,610,949
Keppel REIT	3,236,780	2,225,985
Mapletree Industrial Trust	2,128,760	3,877,228
Mapletree Logistics Trust	3,944,456	4,535,633
Mapletree Pan Asia Commercial Trust	2,339,493	2,533,470
Maxeon Solar Technologies Ltd.(a)(b)	53,277	241,345
NetLink NBN Trust	5,808,800	3,658,916
Oversea-Chinese Banking Corp. Ltd.	3,833,150	36,665,496
Parkway Life REIT	1,250,500	3,276,963
Raffles Medical Group Ltd.(a)	1,560,000	1,172,279
SATS Ltd.(b)	1,356,797	2,770,224
Sea Ltd., ADR(a)(b)	421,083	16,060,106
Seatrium Ltd.(b)	52,933,597	3,928,371
Sembcorp Industries Ltd.	1,204,900	5,070,808
Sheng Siong Group Ltd.	2,062,900	2,395,529
SIA Engineering Co. Ltd.	542,100	927,442
Singapore Airlines Ltd.(a)	1,700,900	8,442,047
Singapore Exchange Ltd.	729,300	5,092,435
Singapore Post Ltd.	2,599,500	794,480
Singapore Technologies Engineering Ltd.	1,884,700	5,222,386

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications Ltd.	9,145,900	$16,321,249
Starhill Global REIT	4,370,700	1,677,906
StarHub Ltd.(a)	836,100	660,653
Suntec REIT(a)	1,775,900	1,569,946
United Overseas Bank Ltd.	1,422,000	29,973,683
UOL Group Ltd.	300,600	1,395,859
Venture Corp. Ltd.	229,700	2,288,401
Wilmar International Ltd.	1,971,000	4,826,364
Yangzijiang Financial Holding Ltd.	2,629,300	615,056
Yangzijiang Shipbuilding Holdings Ltd.	2,703,800	3,375,477
Yanlord Land Group Ltd.(a)(b)	925,900	357,805

		301,761,804

South Africa — 0.8%
Absa Group Ltd.	899,313	7,852,367
Adcock Ingram Holdings Ltd.	117,088	350,216
AECI Ltd.	235,019	1,266,128
African Rainbow Minerals Ltd.	214,612	2,126,117
Anglo American Platinum Ltd.	71,587	3,030,730
Aspen Pharmacare Holdings Ltd.	445,217	4,615,180
AVI Ltd.	463,847	2,063,497
Barloworld Ltd.	301,395	1,205,741
Bid Corp. Ltd.	424,698	10,301,408
Bidvest Group Ltd. (The)	307,287	4,051,150
Capitec Bank Holdings Ltd.	99,611	10,609,272
Clicks Group Ltd.	307,015	4,934,869
Coronation Fund Managers Ltd.(a)	234,318	390,011
Dis-Chem Pharmacies Ltd.(a)(c)	485,815	782,078
Discovery Ltd.	605,571	4,480,692
Exxaro Resources Ltd.	307,627	3,064,772
FirstRand Ltd.	5,703,287	20,655,711
Foschini Group Ltd. (The)	409,430	2,479,019
Gold Fields Ltd.	1,077,337	15,896,395
Grindrod Ltd.	330,934	215,114
Growthpoint Properties Ltd.	3,289,257	2,081,864
Harmony Gold Mining Co. Ltd.	663,764	4,149,016
Impala Platinum Holdings Ltd.	981,422	3,809,539
Investec Ltd.	430,468	2,848,711
JSE Ltd.	187,091	867,579
Kumba Iron Ore Ltd.	80,456	2,376,444
Life Healthcare Group Holdings Ltd.	1,761,189	1,739,318
Momentum Metropolitan Holdings	1,623,752	1,818,672
Motus Holdings Ltd.	291,141	1,629,363
Mr. Price Group Ltd.	291,059	2,663,643
MTN Group Ltd.	1,989,374	10,151,678
MultiChoice Group(b)	432,771	1,733,627
Naspers Ltd., Class N	221,182	37,062,412
Nedbank Group Ltd.	483,026	5,611,332
Netcare Ltd.	1,606,630	1,221,974
Ninety One Ltd.	260,314	577,008
Northam Platinum Holdings Ltd.	434,070	2,924,249
Oceana Group Ltd.	81,738	315,312
Old Mutual Ltd.	4,498,379	2,993,584
OUTsurance Group Ltd., NVS	1,174,715	2,625,815
Pepkor Holdings Ltd.(c)	1,666,654	1,718,062
Pick n Pay Stores Ltd.	761,178	951,345
PSG Financial Services Ltd.	856,118	720,653
Redefine Properties Ltd.	7,548,997	1,674,508
Remgro Ltd.	536,292	4,517,198
Resilient REIT Ltd.	506,703	1,276,061
Reunert Ltd.	341,293	1,096,658
Sanlam Ltd.	2,162,608	8,250,773
Sappi Ltd.	790,987	1,882,568

110	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sasol Ltd.	646,271	$5,613,321
Shoprite Holdings Ltd.	604,141	8,760,488
Sibanye Stillwater Ltd.	3,203,507	3,860,669
SPAR Group Ltd. (The)(b)	233,409	1,399,394
Standard Bank Group Ltd.	1,490,090	15,896,946
Super Group Ltd./South Africa	685,997	1,025,927
Telkom SA SOC Ltd.(b)	573,779	865,457
Thungela Resources Ltd.	172,475	1,104,724
Tiger Brands Ltd.(a)	179,522	2,012,449
Truworths International Ltd.(a)	605,747	2,525,874
Vodacom Group Ltd.	721,410	3,597,321
Vukile Property Fund Ltd.	962,949	779,206
Wilson Bayly Holmes-Ovcon Ltd.(b)	62,512	435,222
Woolworths Holdings Ltd./South Africa	1,038,109	3,846,368

		263,382,799

South Korea — 3.2%
ABLBio Inc.(b)	65,854	1,077,878
Advanced Nano Products Co. Ltd.(b)	18,540	1,313,422
AfreecaTV Co. Ltd.(b)	22,594	1,753,648
Ahnlab Inc.(b)	9,246	502,999
Alteogen Inc.(b)	57,835	3,339,081
Amorepacific Corp.(b)	33,978	2,997,195
Amorepacific Group(b)	37,582	690,590
Asiana Airlines Inc.(b)	56,186	510,579
BGF retail Co. Ltd.(b)	10,381	1,098,703
BH Co. Ltd.(b)	46,296	630,418
Bioneer Corp.(b)	27,074	508,457
BNK Financial Group Inc.	271,388	1,526,364
Celltrion Inc.	181,093	24,300,976
Celltrion Pharm Inc.(b)	25,793	1,964,895
Chabiotech Co. Ltd.(a)(b)	117,876	1,603,495
Cheil Worldwide Inc.	92,276	1,270,029
Chunbo Co. Ltd.(b)	15,308	945,997
CJ CGV Co. Ltd.(b)	141,398	583,451
CJ CheilJedang Corp.	8,850	1,932,577
CJ Corp.(b)	17,023	1,195,672
CJ ENM Co. Ltd.(b)	12,026	642,390
CJ Logistics Corp.(b)	12,006	1,221,828
Com2uSCorp.	16,482	561,803
Cosmax Inc.(b)	19,994	1,734,830
CosmoAM&T Co. Ltd.(b)	32,364	3,199,373
Cosmochemical Co. Ltd.(b)	44,890	953,588
Coway Co. Ltd.(b)	63,025	2,614,258
CS Wind Corp.	33,624	1,432,117
Daejoo Electronic Materials Co. Ltd.(a)(b)	21,452	1,106,233
Daesang Corp.(a)(b)	39,383	548,146
Daewoo Engineering & Construction Co. Ltd.(a)(b)	241,803	711,087
Daewoong Pharmaceutical Co. Ltd.(b)	8,311	687,031
Dawonsys Co. Ltd.(b)	66,643	732,968
DB HiTek Co. Ltd.(b)	52,456	1,944,663
DB Insurance Co. Ltd.(b)	54,734	3,610,572
Dentium Co. Ltd.(b)	15,778	1,334,576
DGB Financial Group Inc.(b)	241,460	1,629,329
DL E&C Co. Ltd.(b)	38,403	1,194,483
DL Holdings Co. Ltd.(b)	15,194	639,386
Dong-A Socio Holdings Co. Ltd.	11,791	944,411
Dong-A ST Co. Ltd.(b)	20,308	1,035,658
Dongjin Semichem Co. Ltd.(b)	85,398	2,458,575
Dongkuk Steel Mill Co. Ltd/New(b)	50,668	431,473
Doosan Bobcat Inc.	55,080	2,097,668
Doosan Enerbility Co. Ltd.(b)	513,288	5,929,478

Security	Shares	Value

South Korea (continued)
Doosan Fuel Cell Co. Ltd.(a)(b)	68,205	$1,054,813
DoubleUGames Co. Ltd.(b)	19,485	612,780
Douzone Bizon Co. Ltd.(b)	28,706	1,027,558
Ecopro BM Co. Ltd.(a)(b)	58,516	9,288,348
Ecopro Co. Ltd.(b)	23,516	8,771,626
Ecopro HN Co. Ltd.(a)(b)	28,083	1,211,679
E-MART Inc.(b)	22,398	1,303,245
Eo Technics Co. Ltd.(b)	18,581	2,377,048
F&F Co. Ltd./New(b)	23,270	1,235,783
Fila Holdings Corp.	64,637	1,969,100
Foosung Co. Ltd.(a)(b)	113,104	698,508
GC Cell Corp.(b)	32,694	979,866
GemVax & Kael Co. Ltd.(b)	81,933	778,464
Grand Korea Leisure Co. Ltd.(b)	75,258	715,867
Green Cross Corp.(b)	11,370	918,076
Green Cross Holdings Corp.(a)(b)	36,406	403,038
GS Engineering & Construction Corp.(b)	116,984	1,318,856
GS Holdings Corp.(b)	61,303	2,125,947
GS Retail Co. Ltd.(b)	38,934	649,782
Hana Financial Group Inc.	362,909	12,976,696
Hana Micron Inc.(a)(b)	55,142	1,049,799
Hana Tour Service Inc.(b)	36,715	1,752,721
Hanall Biopharma Co. Ltd.(b)	60,443	1,394,816
Handsome Co. Ltd.(b)	34,324	479,003
Hankook Tire & Technology Co. Ltd.(b)	97,843	3,744,854
Hanmi Pharm Co. Ltd.(b)	9,230	2,239,353
Hanmi Semiconductor Co. Ltd.(b)	66,394	2,895,426
Hanon Systems	258,837	1,208,064
Hansol Chemical Co. Ltd.(b)	12,601	1,886,067
Hanssem Co. Ltd.	12,601	450,611
Hanwha Aerospace Co. Ltd.(b)	45,857	4,735,805
Hanwha Corp.(b)	65,624	1,335,323
Hanwha Life Insurance Co. Ltd.(b)	596,849	1,354,938
Hanwha Ocean Co. Ltd.(b)	77,147	1,267,814
Hanwha Solutions Corp.(b)	118,656	2,947,723
HD Hyundai Co. Ltd.	54,081	2,882,499
HD Hyundai Heavy Industries Co. Ltd.(b)	22,279	1,898,298
HD Hyundai Infracore Co. Ltd.(b)	155,644	897,417
HD Hyundai Infracore Co. Ltd.(b)	37,483	2,870,562
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	43,328	3,676,231
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	64,724	866,516
HL Mando Co. Ltd.(b)	51,365	1,348,370
HLB Inc.(b)	138,990	7,010,454
HLB Life Science Co. Ltd.(a)(b)	112,815	1,332,487
HMM Co. Ltd.(b)	320,453	4,605,676
Hotel Shilla Co. Ltd.	38,719	1,686,520
HPSP Co. Ltd.(b)	55,185	1,849,796
HSD Engine Co. Ltd.(b)	27,216	174,356
Hugel Inc.(a)(b)	14,184	1,611,275
HYBE Co. Ltd.(b)	24,208	3,649,916
Hyosung Advanced Materials Corp.(b)	4,159	1,016,180
Hyosung Corp.(b)	11,840	556,821
Hyosung TNC Corp.(b)	3,715	835,551
Hyundai Bioscience Co. Ltd.(a)(b)	67,809	1,258,038
Hyundai Department Store Co. Ltd.(b)	20,782	835,690
Hyundai Elevator Co. Ltd.(b)	59,959	1,824,602
Hyundai Engineering & Construction Co. Ltd.(b)	82,173	2,126,710
Hyundai Glovis Co. Ltd.(b)	21,594	2,827,574
Hyundai Home Shopping Network Corp.(b)	16,165	540,684
Hyundai Marine & Fire Insurance Co. Ltd.(b)	93,978	2,386,862

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Mipo Dockyard Co. Ltd.(b)	34,076	$1,717,692
Hyundai Mobis Co. Ltd.	73,453	11,514,013
Hyundai Motor Co.	163,123	23,726,281
Hyundai Rotem Co. Ltd.(b)	96,421	2,033,360
Hyundai Steel Co.(b)	98,236	2,459,985
Hyundai Wia Corp.(b)	17,876	777,208
Il Dong Pharmaceutical Co. Ltd.(b)	27,975	321,837
Industrial Bank of Korea(b)	159,084	1,492,592
IsuPetasys Co. Ltd.(b)	85,240	1,739,996
JB Financial Group Co. Ltd.	317,686	2,725,897
Jusung Engineering Co. Ltd.	48,830	1,205,898
JW Pharmaceutical Corp.	53,456	1,224,993
JYP Entertainment Corp.(b)	44,957	2,530,154
Kakao Corp.(b)	372,276	14,558,137
Kakao Games Corp.(b)	56,281	1,028,227
Kakao Pay Corp.(b)	48,925	1,726,669
KakaoBank Corp.(b)	186,233	3,785,219
Kangwon Land Inc.(b)	107,401	1,204,994
KB Financial Group Inc.	469,490	19,924,086
KCC Corp.	8,044	1,481,568
KEPCO Engineering & Construction Co. Inc.(b)	23,455	1,149,725
KEPCO Plant Service & Engineering Co. Ltd.(b)	26,600	675,764
KG Mobility Co.(b)	28,092	161,886
Kia Corp.(b)	308,492	23,695,596
KIWOOM Securities Co. Ltd.(a)(b)	21,684	1,567,315
KMW Co. Ltd.(a)(b)	76,468	859,250
Koh Young Technology Inc.(a)(b)	89,948	1,173,569
Kolmar Korea Co. Ltd.(b)	48,233	1,762,551
Kolon Industries Inc.(b)	24,923	758,130
Korea Aerospace Industries Ltd.(b)	84,723	3,192,094
Korea Electric Power Corp.(b)	287,081	4,257,100
Korea Gas Corp.(b)	16,210	320,547
Korea Investment Holdings Co. Ltd.(b)	47,377	2,175,372
Korea Zinc Co. Ltd.	9,113	3,228,370
Korean Air Lines Co. Ltd.(b)	190,934	3,210,158
Korean Reinsurance Co.(b)	260,870	1,476,482
Krafton Inc.(b)	33,756	5,412,992
KT Corp.(b)	74,855	1,982,759
KT&G Corp.	123,400	8,380,620
Kum Yang Co. Ltd.(b)	44,035	2,572,538
Kumho Petrochemical Co. Ltd.(b)	22,502	2,098,270
Kumho Tire Co. Inc.(b)	186,618	824,719
L&F Co. Ltd.(b)	29,645	3,160,787
LEENO Industrial Inc.(a)(b)	12,503	1,860,243
LegoChem Biosciences Inc.(a)(b)	36,948	1,390,419
LG Chem Ltd.	57,585	18,673,942
LG Corp.(b)	105,661	6,487,956
LG Display Co. Ltd.(b)	240,791	2,092,497
LG Electronics Inc.	128,028	8,924,100
LG Energy Solution Ltd.(b)	56,941	16,162,170
LG H&H Co. Ltd.	10,245	2,322,029
LG Innotek Co. Ltd.	17,337	2,472,707
LG Uplus Corp.	249,171	1,907,722
LIG Nex1 Co. Ltd.(b)	20,839	1,635,075
Lotte Chemical Corp.(b)	21,570	2,109,884
Lotte Chilsung Beverage Co. Ltd.(b)	4,748	487,602
Lotte Energy Materials Corp.	34,126	802,051
Lotte Fine Chemical Co. Ltd.(b)	40,168	1,494,539
Lotte Shopping Co. Ltd.(b)	12,002	737,912
Lotte Wellfood Co. Ltd.(b)	6,530	621,307
LS Corp.(b)	27,608	1,878,128
LS Electric Co. Ltd.(b)	20,673	1,086,880

Security	Shares	Value

South Korea (continued)
Lunit Inc.(b)	23,182	$1,061,021
LX Holdings Corp.(b)	133,869	702,676
LX International Corp.(b)	40,808	858,030
LX Semicon Co. Ltd.	16,513	956,177
Medytox Inc.	8,295	1,190,946
Meritz Financial Group Inc.(b)	134,161	6,887,836
Mirae Asset Securities Co. Ltd.(b)	312,837	1,839,392
Naturecell Co. Ltd.(b)	78,308	448,112
NAVER Corp.(b)	153,466	22,885,162
NCSoft Corp.(b)	18,732	2,764,652
Netmarble Corp.(b)(c)	27,293	1,189,711
Nexen Tire Corp.(b)	48,963	296,393
Nexon Games Co. Ltd.(b)	57,555	642,108
NH Investment & Securities Co. Ltd.(b)	224,362	1,780,159
NHN Corp.(a)(b)	35,640	660,865
NongShim Co. Ltd.	5,541	1,568,956
OCI Co. Ltd.(b)	9,432	648,382
OCI Holdings Co. Ltd.(b)	18,482	1,441,552
Orion Corp./Republic of Korea	28,537	1,973,760
Oscotec Inc.(b)	56,282	801,274
Pan Ocean Co. Ltd.(b)	354,924	966,710
Paradise Co. Ltd.(b)	57,062	539,690
Pearl Abyss Corp.(b)	43,986	1,074,134
PI Advanced Materials Co. Ltd.(b)	26,582	464,404
Poongsan Corp.	24,389	711,658
Posco DX Co. Ltd.(b)	69,757	2,972,808
POSCO Future M Co. Ltd.(a)(b)	36,120	6,803,735
POSCO Holdings Inc.	83,967	26,641,069
Posco International Corp.(b)	60,934	2,391,828
Rainbow Robotics(a)(b)	14,339	1,537,998
S-1 Corp.	20,057	856,650
Sam Chun Dang Pharm Co. Ltd.(a)(b)	30,841	1,477,776
Samsung Biologics Co. Ltd.(b)(c)	21,182	13,333,482
Samsung C&T Corp.	102,237	10,561,534
Samsung Electro-Mechanics Co. Ltd.	67,881	7,059,687
Samsung Electronics Co. Ltd.	5,564,442	302,354,135
Samsung Engineering Co. Ltd.(b)	181,280	3,023,656
Samsung Fire & Marine Insurance Co. Ltd.(b)	36,997	7,320,953
Samsung Heavy Industries Co. Ltd.(b)	696,823	3,797,759
Samsung Life Insurance Co. Ltd.	80,693	4,193,258
Samsung SDI Co. Ltd.	63,569	17,641,897
Samsung SDS Co. Ltd.	41,902	4,765,120
Samsung Securities Co. Ltd.	79,646	2,238,699
SD Biosensor Inc.(b)	55,319	430,428
Seah Besteel Holdings Corp.(b)	20,779	340,501
Seegene Inc.	55,179	1,044,402
Seojin System Co. Ltd.(a)(b)	71,078	990,632
Seoul Semiconductor Co. Ltd.(b)	117,548	914,012
SFA Engineering Corp.	39,518	799,835
Shin Poong Pharmaceutical Co. Ltd.(b)	54,920	470,955
Shinhan Financial Group Co. Ltd.	511,039	15,658,263
Shinsegae Inc.(b)	8,587	1,107,794
Shinsegae International Inc.(a)(b)	18,754	226,068
SK Biopharmaceuticals Co. Ltd.(b)	38,470	2,672,055
SK Bioscience Co. Ltd.(b)	37,415	1,778,131
SK Chemicals Co. Ltd.	20,338	980,357
SK Hynix Inc.	636,721	63,761,650
SK IE Technology Co. Ltd.(b)(c)	35,059	1,943,214
SK Inc.	44,778	6,138,103
SK Innovation Co. Ltd.(b)	67,584	5,889,518
SK Networks Co. Ltd.(b)	125,091	610,365
SK Square Co. Ltd.(b)	81,833	3,179,063

112	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SKC Co. Ltd.(b)	30,165	$1,729,444
SM Entertainment Co. Ltd.(b)	24,268	1,381,065
S-Oil Corp.	52,991	2,694,075
SOLUM Co. Ltd.(b)	101,098	2,074,775
Solus Advanced Materials Co. Ltd.(b)	56,326	473,530
Soulbrain Co. Ltd.(b)	9,401	1,895,606
Taihan Electric Wire Co. Ltd.(b)	98,132	685,210
TKG Huchems Co. Ltd.(b)	39,610	614,732
Tongyang Life Insurance Co. Ltd.(b)	107,258	395,080
Webzen Inc.(b)	34,492	434,679
Wemade Co. Ltd.(b)	29,720	1,137,077
Woori Financial Group Inc.	707,731	7,338,006
Wysiwyg Studious Co. Ltd.(b)	230,570	526,177
YG Entertainment Inc.(b)	18,444	611,387
Youngone Corp.(b)	21,168	759,934
Youngone Holdings Co. Ltd.	23,685	1,435,594
Yuhan Corp.(b)	74,262	3,282,326

		1,073,023,242

Spain — 1.6%
Acciona SA	32,865	4,251,243
Acerinox SA	178,747	1,887,066
ACS Actividades de Construccion y Servicios SA	223,484	8,818,789
Aena SME SA(c)	85,449	15,116,541
Almirall SA	130,412	1,237,073
Amadeus IT Group SA	516,920	36,225,945
Applus Services SA	243,574	2,945,549
Atresmedia Corp. de Medios de Comunicacion SA	138,677	557,387
Banco Bilbao Vizcaya Argentaria SA	6,913,069	64,702,431
Banco de Sabadell SA	6,575,604	8,534,714
Banco Santander SA	18,791,119	75,522,620
Bankinter SA	796,357	4,916,803
CaixaBank SA	4,868,719	20,760,170
Cellnex Telecom SA(c)	673,918	25,930,588
Cia. de Distribucion Integral Logista Holdings SA	66,802	1,889,493
Cie. Automotive SA	108,831	2,871,268
Construcciones y Auxiliar de Ferrocarriles SA	43,313	1,556,694
Corp. ACCIONA Energias Renovables SA	66,132	1,718,445
EDP Renovaveis SA	319,518	5,174,030
Enagas SA	107,612	1,751,900
Ence Energia y Celulosa SA	277,571	877,633
Endesa SA	311,378	6,169,006
Faes Farma SA	771,578	2,535,542
Fluidra SA	137,007	2,966,093
Gestamp Automocion SA(c)	202,590	672,007
Global Dominion Access SA(c)	313,630	1,211,769
Grifols SA(b)	318,227	3,466,366
Iberdrola SA	6,930,175	83,445,935
Iberdrola SA, NVS	118,871	1,431,323
Indra Sistemas SA	265,346	4,711,013
Industria de Diseno Textil SA	1,256,641	53,730,659
Inmobiliaria Colonial SOCIMI SA	359,840	2,163,466
Lar Espana Real Estate SOCIMI SA	82,120	551,119
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	834,432	872,012
Mapfre SA	783,864	1,726,001
Melia Hotels International SA(a)(b)	184,510	1,248,408
Merlin Properties SOCIMI SA	421,903	4,296,332
Naturgy Energy Group SA	146,624	3,948,255
Neinor Homes SA(c)	57,545	649,252
Pharma Mar SA	26,981	1,126,278
Prosegur Cia. de Seguridad SA	413,226	781,892

Security	Shares	Value

Spain (continued)
Redeia Corp. SA	286,554	$4,768,293
Repsol SA	1,555,125	22,966,522
Sacyr SA	706,056	2,327,688
Sacyr SA, NVS	14,121	46,637
Solaria Energia y Medio Ambiente SA(b)	121,450	1,793,102
Talgo SA(a)(c)	238,768	1,079,259
Tecnicas Reunidas SA(a)(b)	99,640	836,970
Telefonica SA	5,751,004	23,399,875
Unicaja Banco SA(c)	1,789,443	1,710,965
Viscofan SA	47,273	2,768,966

		526,647,387

Sweden — 2.2%
AAK AB	187,632	4,228,866
AddLife AB, Class B	167,188	1,802,032
AddTech AB, Class B	320,698	6,615,905
AFRYAB	140,169	1,935,613
Alfa Laval AB	338,785	12,430,972
Alimak Group AB(c)	71,472	629,874
Alleima AB, NVS	279,382	1,854,745
Arjo AB, Class B	359,327	1,681,860
Assa Abloy AB, Class B	1,195,408	32,784,923
Atlas Copco AB, Class A	3,182,407	50,789,349
Atlas Copco AB, Class B	1,766,172	24,457,864
Attendo AB(b)(c)	121,070	474,082
Avanza Bank Holding AB	156,753	3,148,771
Axfood AB	120,986	3,061,082
Beijer Ref AB, Class B	472,805	6,437,236
Betsson AB	271,342	2,953,046
Bilia AB, Class A	112,868	1,364,504
Billerud Aktiebolag	284,736	2,531,898
BioArctic AB, Class B(b)(c)	51,573	1,118,621
BioGaia AB, Class B	174,997	1,893,468
Biotage AB	111,508	1,584,938
Boliden AB	315,899	8,384,802
Bravida Holding AB(c)	272,948	2,069,689
Bufab AB	48,485	1,717,168
Bure Equity AB	60,437	1,726,164
Camurus AB(b)	41,194	2,042,207
Castellum AB(b)	490,632	6,316,339
Clas Ohlson AB, Class B	67,662	962,868
Cloetta AB, Class B	539,566	971,117
Corem Property Group AB, Class B	970,266	977,563
Dios Fastigheter AB	134,762	1,045,285
Dometic Group AB(c)	400,484	3,187,016
Electrolux AB, Class B(b)	259,318	2,425,665
Electrolux Professional AB, Class B	434,840	2,310,494
Elekta AB, Class B	401,631	3,030,589
Embracer Group AB, Class B(a)(b)	797,629	1,522,249
Epiroc AB	751,234	13,273,365
Epiroc AB, Class B	481,767	7,511,661
EQTAB	451,382	12,120,574
Essity AB, Class B	722,079	16,956,790
Evolution AB(c)	216,522	25,281,885
Fabege AB	282,207	2,643,125
Fastighets AB Balder, Class B(b)	780,399	5,179,736
Fortnox AB	760,566	4,193,217
Getinge AB, Class B	264,851	5,661,753
Granges AB	131,232	1,301,253
H & M Hennes & Mauritz AB, Class B	760,021	10,722,941
Hemnet Group AB	81,143	2,190,683
Hexagon AB, Class B	2,427,867	26,496,735
Hexatronic Group AB(a)	279,716	586,736

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Hexpol AB	349,159	$3,996,667
HMS Networks AB	62,497	2,749,559
Holmen AB, Class B	116,608	4,595,438
Hufvudstaden AB, Class A	151,425	1,958,060
Husqvarna AB, Class B	279,120	2,171,249
Industrivarden AB, Class A	155,896	4,907,916
Industrivarden AB, Class C	202,074	6,350,999
Indutrade AB	381,145	9,259,567
Instalco AB	362,595	1,449,904
Intrum AB(a)	110,585	655,010
Investment AB Latour, Class B	157,531	3,961,999
Investor AB, Class B	1,976,251	46,530,367
INVISIO AB	79,766	1,548,195
JM AB(a)	144,574	2,354,227
Kambi Group PLC, Class B(b)	41,748	559,627
Kindred Group PLC.	279,396	3,286,871
Kinnevik AB, Class B(b)	275,906	2,964,338
L E Lundbergforetagen AB, Class B	71,935	3,750,749
Lifco AB, Class B	310,393	7,488,822
Lindab International AB	149,270	2,834,443
Loomis AB, Class B	86,548	2,369,509
MEKO AB	85,725	870,706
Millicom International Cellular SA, SDR(b)	199,800	3,427,475
MIPS AB	45,503	1,511,656
Modern Times Group MTG AB, Class B(b)	132,829	1,016,675
Munters Group AB(c)	179,970	2,872,543
Mycronic AB	109,410	3,043,113
NCC AB, Class B	146,206	1,867,062
Nibe Industrier AB, Class B	1,908,583	11,404,128
Nolato AB, Class B	347,809	1,684,410
Nordnet AB publ	185,216	2,914,476
Nyfosa AB	315,823	2,824,842
Pandox AB, Class B	109,399	1,500,108
Paradox Interactive AB	52,148	1,021,667
Peab AB, Class B(a)	221,002	1,091,073
Platzer Fastigheter Holding AB, Class B	94,855	772,711
Ratos AB, Class B	372,316	1,227,262
Resurs Holding AB(a)(c)	195,574	268,757
Saab AB, Class B	92,142	5,933,110
Sagax AB, Class B	217,554	5,286,848
Samhallsbyggnadsbolaget i Norden AB(a)	1,613,415	739,258
Sandvik AB	1,207,627	25,379,348
Scandic Hotels Group AB(a)(b)(c)	407,531	1,877,563
Sectra AB, Class B	150,398	2,801,382
Securitas AB, Class B	533,441	5,181,874
Sinch AB(a)(b)(c)	834,485	2,562,703
Skandinaviska Enskilda Banken AB, Class A	1,788,861	25,405,648
Skanska AB, Class B	374,746	6,497,945
SKF AB, Class B	365,154	7,195,402
SSAB AB, Class A	159,823	1,243,392
SSAB AB, Class B	995,464	7,603,811
Stillfront Group AB(b)	655,667	679,497
Storskogen Group AB	1,831,370	1,264,197
Svenska Cellulosa AB SCA, Class B	743,890	10,127,257
Svenska Handelsbanken AB, Class A	1,613,452	17,393,548
Sweco AB, Class B	234,496	2,748,716
Swedbank AB, Class A	960,834	19,579,853
Swedish Orphan Biovitrum AB(b)	215,829	6,057,916
Tele2 AB, Class B	536,632	4,575,341
Telefonaktiebolaget LM Ericsson, Class B	3,246,932	17,999,288
Telia Co. AB	2,546,559	6,568,014
Thule Group AB(c)	159,635	4,061,928

Security	Shares	Value

Sweden (continued)
Trelleborg AB, Class B	263,447	$8,018,585
Truecaller AB(a)(b)	280,968	830,745
Vitec Software Group AB, Class B	22,854	1,269,442
Vitrolife AB	95,994	1,580,386
Volvo AB, Class A	238,511	5,863,827
Volvo AB, Class B	1,731,097	41,486,294
Volvo Car AB, Class B(a)(b)	645,088	1,681,745
Wallenstam AB, Class B(a)	472,197	2,370,317
Wihlborgs Fastigheter AB	368,750	3,296,496

		746,813,174

Switzerland — 6.2%
ABB Ltd., Registered	1,864,900	78,907,281
Accelleron Industries AG, NVS	125,323	4,010,303
Adecco Group AG, Registered	173,120	7,486,239
Alcon Inc.	578,899	43,576,619
Allreal Holding AG, Registered	12,551	2,232,464
ALSO Holding AG, Registered	9,231	2,702,528
Aryzta AG(b)	2,052,079	3,683,227
Autoneum Holding AG(a)(b)	5,669	842,369
Avolta AG, Registered(b)	102,884	3,930,666
Bachem Holding AG, Class B	36,927	2,472,031
Baloise Holding AG, Registered	54,059	8,635,445
Banque Cantonale Vaudoise, Registered	38,482	4,927,096
Barry Callebaut AG, Registered	3,719	5,431,998
Basilea Pharmaceutica AG, Registered(a)(b)	29,096	1,140,696
Belimo Holding AG, Registered	13,032	6,076,683
Bell Food Group AG, Registered(a)	2,275	667,058
BKWAG	29,335	4,660,404
Bossard Holding AG, Class A, Registered	8,266	1,978,100
Bucher Industries AG, Registered	6,908	2,925,996
Burckhardt Compression Holding AG	5,598	3,131,898
Bystronic AG, Registered	1,498	750,587
Cembra Money Bank AG	38,361	2,957,708
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,136	14,437,365
Chocoladefabriken Lindt & Spruengli AG, Registered	121	15,337,835
Cie. Financiere Richemont SA, Class A, Registered	610,087	90,618,993
Clariant AG, Registered	233,247	2,985,952
Coca-Cola HBC AG, Class DI	246,295	7,240,271
Comet Holding AG, Registered	11,342	3,739,614
COSMO Pharmaceuticals NV(a)	18,412	1,365,511
Daetwyler Holding AG, Bearer	8,608	1,750,276
DKSH Holding AG	42,314	2,960,914
DocMorris AG(a)(b)	16,325	1,522,976
dormakaba Holding AG	4,030	2,018,788
DSM-Firmenich AG	212,998	22,520,388
EFG International AG	220,721	2,834,391
Emmi AG, Registered	1,546	1,619,626
EMS-Chemie Holding AG, Registered	7,982	6,025,729
Flughafen Zurich AG, Registered	21,633	4,463,450
Forbo Holding AG, Registered	1,513	1,778,942
Galenica AG(c)	59,246	5,224,462
Geberit AG, Registered	40,610	23,376,250
Georg Fischer AG	89,109	5,963,930
Givaudan SA, Registered	10,887	45,273,988
Helvetia Holding AG, Registered	43,145	6,231,020
Holcim AG	602,132	45,990,134
Huber + Suhner AG, Registered	34,144	2,448,906
Idorsia Ltd.(a)(b)	140,564	250,840
Implenia AG, Registered	18,572	659,328

114	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Inficon Holding AG, Registered	2,350	$3,567,007
Interroll Holding AG, Registered	775	2,263,614
Julius Baer Group Ltd.	236,969	12,900,924
Kardex Holding AG, Registered	9,955	2,528,395
Komax Holding AG, Registered	6,180	1,188,409
Kuehne + Nagel International AG, Registered	63,232	21,428,037
Landis+Gyr Group AG	33,499	2,746,802
LEM Holding SA, Registered	842	1,924,125
Leonteq AG	15,913	592,125
Logitech International SA, Registered	199,225	16,701,683
Lonza Group AG, Registered	86,504	42,292,298
Medmix AG(c)	35,707	715,836
Meyer Burger Technology AG(a)(b)	3,768,383	484,704
Mobilezone Holding AG, Registered	50,185	770,699
Mobimo Holding AG, Registered	11,679	3,450,422
Nestle SA, Registered	3,079,356	350,894,238
Novartis AG, Registered	2,374,377	245,543,154
OC Oerlikon Corp. AG, Registered	287,737	1,253,910
Partners Group Holding AG	26,337	35,533,221
PSP Swiss Property AG, Registered	54,869	7,302,902
Roche Holding AG, Bearer	35,318	10,698,791
Roche Holding AG, NVS	813,385	231,584,011
Sandoz Group AG(b)	476,460	16,340,188
Schindler Holding AG, Participation Certificates, NVS	49,551	12,342,595
Schindler Holding AG, Registered	26,879	6,398,299
Schweiter Technologies AG, NVS(a)	1,583	868,486
Sensirion Holding AG(a)(b)(c)	15,377	1,279,638
SFS Group AG	21,231	2,548,985
SGS SA	177,458	16,398,154
Siegfried Holding AG, Registered	5,195	5,174,987
Siemens Energy AG(a)(b)	607,779	9,029,752
SIG Group AG	368,596	7,715,526
Sika AG, Registered	177,676	49,048,850
Softwareone Holding AG	132,652	2,486,237
Sonova Holding AG, Registered	61,174	19,550,997
St. Galler Kantonalbank AG, Class A, Registered	4,638	2,684,184
Stadler Rail AG	63,726	2,034,238
STMicroelectronics NV	797,137	35,000,299
Straumann Holding AG	129,961	19,741,253
Sulzer AG, Registered	28,808	2,782,917
Swatch Group AG (The), Bearer	31,760	7,455,941
Swatch Group AG (The), Registered	63,963	2,910,255
Swiss Life Holding AG, Registered	36,133	25,948,119
Swiss Prime Site AG, Registered	87,114	8,823,371
Swiss Re AG	340,369	38,972,398
Swisscom AG, Registered	29,367	17,569,793
Swissquote Group Holding SA, Registered	14,204	3,564,819
Tecan Group AG, Registered	14,648	5,591,357
Temenos AG, Registered	77,410	7,878,046
UBS Group AG, Registered	3,851,366	115,281,424
Valiant Holding AG, Registered	23,895	2,863,136
VAT Group AG(c)	34,179	15,911,309
Vontobel Holding AG, Registered	38,971	2,566,985
Ypsomed Holding AG, Registered	7,940	2,802,728
Zurich Insurance Group AG	170,531	86,645,012

		2,064,342,860

Taiwan — 4.8%
AcBel Polytech Inc.	1,460,000	1,896,495
Accton Technology Corp.	584,000	9,824,371
Acer Inc.	3,199,148	4,698,247
Acter Group Corp. Ltd.	60,000	347,394

Security	Shares	Value

Taiwan (continued)
Advanced Ceramic X Corp.	114,000	$784,700
Advanced Energy Solution Holding Co. Ltd.	60,000	1,209,607
Advanced Wireless Semiconductor Co.(b)	527,631	2,094,762
Advantech Co. Ltd.	495,756	5,343,858
Airtac International Group	155,185	4,650,856
Alchip Technologies Ltd.	94,000	11,659,753
Ambassador Hotel (The)	94,000	137,699
Andes Technology Corp.	132,000	2,086,743
AP Memory Technology Corp.	178,000	2,963,012
ASE Technology Holding Co. Ltd.	3,414,958	14,765,507
Asia Cement Corp.	2,001,329	2,537,918
Asia Optical Co. Inc.	590,000	1,264,947
Asia Vital Components Co. Ltd.	412,709	5,605,133
ASMedia Technology Inc.	51,000	3,015,714
ASPEED Technology Inc.	35,600	3,496,621
Asustek Computer Inc.	827,000	11,742,828
AUO Corp.	6,950,400	4,061,812
AURAS Technology Co. Ltd.	211,000	2,540,821
BES Engineering Corp.	7,320,000	2,871,530
Bizlink Holding Inc.	246,443	1,813,646
Bora Pharmaceuticals Co. Ltd.	75,336	1,619,870
Brighton-Best International Taiwan Inc.	950,000	1,025,532
Capital Securities Corp.	5,478,450	2,808,714
Career Technology MFG. Co. Ltd.	1,144,215	747,364
Catcher Technology Co. Ltd.	548,000	3,405,130
Cathay Financial Holding Co. Ltd.	11,088,254	15,592,630
Center Laboratories Inc.	926,518	1,349,344
Century Iron & Steel Industrial Co. Ltd.	341,000	2,383,780
Chailease Holding Co. Ltd.	1,671,250	9,251,243
Chang Hwa Commercial Bank Ltd.	5,544,840	3,095,428
Cheng Loong Corp.	1,613,000	1,484,930
Cheng Shin Rubber Industry Co. Ltd.	1,492,500	2,164,041
Cheng Uei Precision Industry Co. Ltd.	622,000	887,249
Chicony Electronics Co. Ltd.	674,137	3,534,651
China Airlines Ltd.	2,923,000	1,898,576
China Bills Finance Corp.	5,086,000	2,389,093
China Development Financial Holding Corp.(b)	19,608,340	7,527,979
China Man-Made Fiber Corp.(b)	6,753,135	1,674,831
China Petrochemical Development Corp.(b)	7,371,587	2,215,035
China Steel Chemical Corp.	475,000	1,721,471
China Steel Corp.	13,347,575	10,695,849
Chin-Poon Industrial Co. Ltd.	918,000	1,310,484
Chipbond Technology Corp.	1,061,000	2,440,761
ChipMOS Technologies Inc.	1,633,000	2,229,244
Chlitina Holding Ltd.	156,000	939,504
Chroma ATE Inc.	460,000	2,939,995
Chung-Hsin Electric & Machinery Manufacturing Corp.	663,000	2,518,130
Chunghwa Precision Test Tech Co. Ltd.	41,000	693,071
Chunghwa Telecom Co. Ltd.	4,059,000	15,387,304
Compal Electronics Inc.	3,329,000	3,817,885
Compeq Manufacturing Co. Ltd.	1,407,000	3,120,623
Coretronic Corp.	729,000	1,646,088
CTBC Financial Holding Co. Ltd.	21,165,980	19,202,018
CTCI Corp.	1,060,000	1,431,490
Cub Elecparts Inc.	160,016	660,790
Darfon Electronics Corp.	1,353,000	2,196,538
Delta Electronics Inc.	2,166,000	19,382,655
E Ink Holdings Inc.	1,094,000	7,255,084
E.Sun Financial Holding Co. Ltd.	18,032,119	14,232,559
Eclat Textile Co. Ltd.	188,365	3,287,584
EirGenix Inc.(b)	286,000	860,755

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Elan Microelectronics Corp.	581,000	$2,779,066
Elite Material Co. Ltd.	361,000	5,303,311
Elite Semiconductor Microelectronics Technology Inc.	496,000	1,455,715
eMemory Technology Inc.	74,000	6,600,021
Ennoconn Corp.	139,273	1,197,559
ENNOSTAR Inc.(b)	882,500	1,183,674
Episil Technologies Inc.	529,350	1,064,110
Eternal Materials Co. Ltd.	1,755,253	1,606,409
Eva Airways Corp.	2,694,332	2,715,839
Evergreen Marine Corp. Taiwan Ltd.	1,157,590	5,552,455
Everlight Electronics Co. Ltd.	1,075,000	1,664,834
Far Eastern Department Stores Ltd.	1,094,702	869,225
Far Eastern International Bank	6,198,436	2,415,247
Far Eastern New Century Corp.	2,426,071	2,393,670
Far EasTone Telecommunications Co. Ltd.	1,512,000	3,881,033
Faraday Technology Corp.	325,400	4,300,779
Feng Hsin Steel Co. Ltd.	725,000	1,571,669
Feng TAY Enterprise Co. Ltd.	467,564	2,410,769
First Financial Holding Co. Ltd.	11,889,960	10,090,056
Fitipower Integrated Technology Inc.	146,250	1,095,041
FLEXium Interconnect Inc.	476,987	1,301,445
Formosa Chemicals & Fibre Corp.	4,548,660	8,212,006
Formosa Petrochemical Corp.	953,000	2,263,342
Formosa Plastics Corp.	4,348,040	9,991,995
Fortune Electric Co. Ltd.	188,000	2,659,050
Foxconn Technology Co. Ltd.	826,287	1,330,615
Fubon Financial Holding Co. Ltd.	8,538,469	17,551,241
Fulgent Sun International Holding Co. Ltd.	250,824	1,009,885
General Interface Solution Holding Ltd.	347,000	693,771
Genius Electronic Optical Co. Ltd.	123,281	1,567,263
Getac Holdings Corp.	486,000	1,598,149
Giant Manufacturing Co. Ltd.	409,189	2,329,073
Gigabyte Technology Co. Ltd.	599,000	5,927,454
Global Unichip Corp.	111,000	5,449,732
Globalwafers Co. Ltd.	228,000	4,212,212
Gloria Material Technology Corp.	992,000	1,506,105
Gold Circuit Electronics Ltd.	444,000	3,248,860
Goldsun Building Materials Co. Ltd.	1,522,056	1,443,244
Gourmet Master Co. Ltd.	129,000	395,434
Grand Pacific Petrochemical	2,283,189	1,049,683
Grape King Bio Ltd.	210,000	1,022,873
Great Wall Enterprise Co. Ltd.	1,836,195	3,383,140
HannStar Display Corp.(b)	3,434,000	1,289,693
Highwealth Construction Corp.	1,997,928	2,526,916
Hiwin Technologies Corp.	589,879	4,140,413
Holy Stone Enterprise Co. Ltd.	347,550	1,043,220
Hon Hai Precision Industry Co. Ltd.	14,485,769	47,386,188
Hota Industrial Manufacturing Co. Ltd.	367,194	615,384
Hotai Motor Co. Ltd.	336,600	6,818,857
HTC Corp.(b)	887,000	1,385,681
Hua Nan Financial Holdings Co. Ltd.	11,416,128	7,863,986
Huaku Development Co. Ltd.	568,000	1,725,794
IBF Financial Holdings Co. Ltd.(b)	6,784,221	2,589,271
Innolux Corp.	9,639,847	5,013,495
International CSRC Investment Holdings Co.	1,872,921	1,123,044
International Games System Co. Ltd.	220,000	5,820,249
Inventec Corp.	3,083,000	5,414,727
ITEQ Corp.	460,101	1,218,148
Jentech Precision Industrial Co. Ltd.	186,993	4,476,124
Jinan Acetate Chemical Co. Ltd.	67,827	1,819,887
Kaori Heat Treatment Co. Ltd.	200,000	1,446,725

Security	Shares	Value

Taiwan (continued)
Kenda Rubber Industrial Co. Ltd.	1,094,968	$1,043,243
King Slide Works Co. Ltd.	73,000	2,424,242
King Yuan Electronics Co. Ltd.	2,011,000	5,371,820
King’s Town Bank Co. Ltd.	1,352,000	1,759,225
Kinsus Interconnect Technology Corp.	389,000	1,245,157
LandMark Optoelectronics Corp.	126,000	431,694
Largan Precision Co. Ltd.	107,000	8,483,462
Lien Hwa Industrial Holdings Corp.	1,073,000	2,222,622
Lite-On Technology Corp.	2,314,074	8,013,897
Lotes Co. Ltd.	108,841	3,433,483
Lotus Pharmaceutical Co. Ltd.	178,000	1,585,106
M31 Technology Corp.	44,000	2,464,381
Macronix International Co. Ltd.	1,561,525	1,454,826
Makalot Industrial Co. Ltd.	299,866	3,439,826
MediaTek Inc.	1,739,970	53,691,332
Medigen Vaccine Biologics Corp.(b)	384,595	739,712
Mega Financial Holding Co. Ltd.	12,594,939	15,129,295
Merida Industry Co. Ltd.	308,350	1,688,729
Merry Electronics Co. Ltd.	253,697	825,715
Microbio Co. Ltd.	676,803	1,002,655
Micro-Star International Co. Ltd.	690,000	4,002,018
Mitac Holdings Corp.	2,002,198	2,877,762
momo.com Inc.	95,040	1,319,249
Nan Kang Rubber Tire Co. Ltd.(b)	907,000	1,207,807
Nan Ya Plastics Corp.	5,490,300	10,640,251
Nan Ya Printed Circuit Board Corp.	282,000	2,035,882
Nanya Technology Corp.	1,140,000	2,500,323
Nien Made Enterprise Co. Ltd.	207,000	2,212,904
Novatek Microelectronics Corp.	640,000	10,425,408
Nuvoton Technology Corp.	362,000	1,481,633
OBI Pharma Inc.(b)	414,864	885,085
Oneness Biotech Co. Ltd.	491,703	2,708,509
Oriental Union Chemical Corp.	1,621,000	955,912
Pan Jit International Inc.	555,000	1,093,234
Parade Technologies Ltd.	85,000	3,015,556
Pegatron Corp.	1,892,000	4,987,632
PharmaEssentia Corp.(b)	273,000	2,741,172
Phihong Technology Co. Ltd.(b)	547,073	993,031
Phison Electronics Corp.	183,000	3,073,347
Pixart Imaging Inc.	302,000	1,532,941
Polaris Group/Tw(b)	498,000	1,123,092
Pou Chen Corp.	2,233,000	2,247,932
Powerchip Semiconductor Manufacturing Corp.	3,322,000	2,856,344
Powertech Technology Inc.	547,000	2,539,549
President Chain Store Corp.	572,000	4,822,732
Primax Electronics Ltd.	684,000	1,433,868
Prince Housing & Development Corp.	1,845,521	618,313
Qisda Corp.	2,810,000	4,174,317
Quanta Computer Inc.	3,108,000	24,575,001
Radiant Opto-Electronics Corp.	522,060	2,308,727
Raydium Semiconductor Corp.	101,000	1,211,941
Realtek Semiconductor Corp.	499,020	7,468,031
RichWave Technology Corp.(b)	159,668	909,520
Ruentex Development Co. Ltd.	2,288,469	2,606,847
Ruentex Industries Ltd.	855,044	1,638,372
Sanyang Motor Co. Ltd.	642,000	1,443,584
Sercomm Corp.	521,000	2,158,120
Shanghai Commercial & Savings Bank Ltd. (The)	4,243,007	5,996,816
Shihlin Electric & Engineering Corp.	416,000	1,611,041
Shin Kong Financial Holding Co. Ltd.(b)	12,026,422	3,220,102
Shin Zu Shing Co. Ltd.	275,190	1,311,607

116	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Shinkong Synthetic Fibers Corp.	4,266,000	$2,039,993
Silergy Corp.	373,000	4,590,413
Silicon Integrated Systems Corp.	893,000	1,175,796
Simplo Technology Co. Ltd.	197,200	2,551,985
Sinbon Electronics Co. Ltd.	280,000	2,305,256
Sino-American Silicon Products Inc.	562,000	3,436,301
SinoPac Financial Holdings Co. Ltd.	12,540,395	7,674,371
Sitronix Technology Corp.	258,000	2,238,691
St. Shine Optical Co. Ltd.	71,000	434,695
Standard Foods Corp.	829,422	991,776
Synnex Technology International Corp.	1,338,600	3,073,394
TA Chen Stainless Pipe	1,978,561	2,339,736
Ta Ya Electric Wire & Cable	1,966,000	2,187,293
Taichung Commercial Bank Co. Ltd.	4,436,737	2,224,410
TaiDoc Technology Corp.	155,000	791,077
TaiMed Biologics Inc.(b)	464,000	1,271,600
Tainan Spinning Co. Ltd.	2,527,816	1,196,987
Taishin Financial Holding Co. Ltd.	12,234,570	6,702,239
Taiwan Business Bank	7,977,031	3,399,465
Taiwan Cement Corp.	6,912,081	7,034,655
Taiwan Cooperative Financial Holding Co. Ltd.	11,851,833	9,615,349
Taiwan Fertilizer Co. Ltd.	1,320,000	2,866,338
Taiwan High Speed Rail Corp.	1,225,000	1,155,843
Taiwan Hon Chuan Enterprise Co. Ltd.	849,696	3,788,347
Taiwan Mask Corp.	371,000	799,711
Taiwan Mobile Co. Ltd.	1,551,000	4,848,177
Taiwan Secom Co. Ltd.	600,105	2,232,356
Taiwan Semiconductor Co. Ltd.	484,000	1,243,966
Taiwan Semiconductor Manufacturing Co. Ltd.	28,659,000	573,709,960
Taiwan Surface Mounting Technology Corp.	417,000	1,234,723
Taiwan Union Technology Corp.	417,000	1,801,871
Tatung Co. Ltd.(b)	1,738,000	2,424,958
TCI Co. Ltd.	156,896	860,326
Teco Electric and Machinery Co. Ltd.	1,924,000	2,821,775
Tong Hsing Electronic Industries Ltd.	608,931	2,791,705
Transcend Information Inc.	781,000	1,961,628
Tripod Technology Corp.	507,000	3,027,391
TSRC Corp.	1,792,100	1,262,519
TTY Biopharm Co. Ltd.	518,965	1,288,261
Tung Ho Steel Enterprise Corp.	979,540	2,308,898
TXC Corp.	651,000	1,971,715
Unimicron Technology Corp.	1,571,000	8,813,747
Uni-President Enterprises Corp.	6,249,292	14,441,383
United Integrated Services Co. Ltd.	279,000	2,468,293
United Microelectronics Corp.	13,298,000	20,713,738
United Renewable Energy Co. Ltd.	2,114,000	872,591
UPI Semiconductor Corp.(b)	165,000	1,349,636
USI Corp.	2,079,258	1,213,333
Vanguard International Semiconductor Corp.	883,000	2,071,844
Via Technologies Inc.	263,000	1,164,429
VisEra Technologies Co. Ltd.	255,000	2,291,433
Visual Photonics Epitaxy Co. Ltd.	452,000	1,945,349
Voltronic Power Technology Corp.	67,788	2,898,806
Wafer Works Corp.	1,260,580	1,657,704
Waffer Technology Corp.	330,000	1,064,155
Walsin Lihwa Corp.	3,241,256	3,659,660
Walsin Technology Corp.	607,000	2,080,686
Wan Hai Lines Ltd.	892,200	1,392,988
Win Semiconductors Corp.	483,953	2,384,637
Winbond Electronics Corp.	3,290,677	2,860,305
Wisdom Marine Lines Co. Ltd.	506,000	830,993
Wistron Corp.	3,203,227	11,728,046

Security	Shares	Value

Taiwan (continued)
Wistron NeWeb Corp.	555,973	$2,533,116
Wiwynn Corp.	106,000	7,473,084
WPG Holdings Ltd.	1,510,360	4,204,696
WT Microelectronics Co. Ltd.	577,000	2,898,473
XinTec Inc.	350,000	1,402,659
Yageo Corp.	394,766	6,943,579
Yang Ming Marine Transport Corp.	1,942,000	2,961,210
YFY Inc.	2,046,000	1,957,500
Yuanta Financial Holding Co. Ltd.	11,561,875	9,967,421
Yulon Finance Corp.	317,000	1,767,042
Yulon Motor Co. Ltd.	976,274	2,158,853
Zhen Ding Technology Holding Ltd.	561,050	1,806,211

		1,595,523,616

Thailand — 0.5%
Advanced Info Service PCL, NVDR	1,349,000	8,319,800
Airports of Thailand PCL, NVDR	5,855,300	9,859,473
Amata Corp. PCL, NVDR(a)	4,075,100	2,442,403
B Grimm Power PCL, NVDR(a)	2,308,900	1,803,786
Bangchak Corp. PCL, NVDR	2,803,700	3,313,515
Bangkok Chain Hospital PCL, NVDR	3,612,100	2,297,108
Bangkok Dusit Medical Services PCL, NVDR	12,721,600	9,860,991
Bangkok Expressway & Metro PCL, NVDR	11,815,500	2,446,750
Banpu PCL, NVDR	11,267,500	1,966,947
Berli Jucker PCL, NVDR	1,881,200	1,253,704
Betagro PCL, NVS	526,100	326,241
BTS Group Holdings PCL, NVDR(a)	13,899,600	2,348,635
Bumrungrad Hospital PCL, NVDR	710,000	4,803,601
Central Pattana PCL, NVDR	2,722,900	4,963,722
Central Retail Corp. PCL, NVDR	2,337,174	2,185,354
CH Karnchang PCL, NVDR(a)	2,249,100	1,363,322
Charoen Pokphand Foods PCL, NVDR(a)	4,372,600	2,294,212
CK Power PCL, NVDR(a)	6,916,300	742,793
CP ALL PCL, NVDR	7,126,500	10,490,933
CP Axtra PCL(a)	2,460,100	1,972,069
Delta Electronics Thailand PCL, NVDR(a)	3,668,000	8,117,349
Electricity Generating PCL, NVDR	641,900	2,376,112
Energy Absolute PCL, NVDR(a)	2,245,100	2,509,701
Global Power Synergy PCL, NVDR(a)	1,729,700	2,395,704
Gulf Energy Development PCL, NVDR	4,026,000	4,931,188
Hana Microelectronics PCL, NVDR(a)	809,400	1,085,292
Home Product Center PCL, NVDR	6,232,600	1,843,306
Indorama Ventures PCL, NVDR(a)	2,752,400	1,830,751
Intouch Holdings PCL, NVDR	2,212,600	4,594,726
IRPC PCL, NVDR(a)	21,270,700	1,166,446
Jasmine International PCL, NVDR	23,224,900	1,343,065
KCE Electronics PCL, NVDR	1,393,900	1,739,378
Kiatnakin Phatra Bank PCL, NVDR(a)	1,219,200	1,672,864
Krung Thai Bank PCL, NVDR	5,233,200	2,345,593
Land & Houses PCL, NVDR	7,370,800	1,590,434
MBK PCL, NVDR(a)	2,250,700	1,011,811
Minor International PCL, NVDR	3,886,000	3,341,091
Muangthai Capital PCL, NVDR	1,742,200	2,083,240
Osotspa PCL, NVDR	2,090,600	1,225,693
PTT Exploration & Production PCL, NVDR	1,788,861	7,549,551
PTT Global Chemical PCL, NVDR	2,819,300	2,658,373
PTT Public Co. Ltd., NVDR	12,004,400	11,395,513
SCB X PCL, NVS	843,600	2,469,203
Siam Cement PCL (The), NVDR	926,900	7,055,332
Sino-Thai Engineering & Construction PCL, NVDR(a)	2,229,600	537,163
Sri Trang Agro-Industry PCL, NVDR(a)	4,103,000	1,998,665
Srisawad Corp. PCL, NVDR(a)	2,099,710	2,336,187

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR	2,240,000	$3,446,195
Thai Union Group PCL, NVDR	4,162,600	1,783,769
Thanachart Capital PCL, NVDR	1,062,500	1,519,889
TPI Polene PCL, NVDR	20,301,500	801,130
True Corp. PCL(a)(b)	12,063,285	2,051,286
TTW PCL, NVDR(a)	8,722,300	2,371,612
WHA Corp. PCL, NVDR	19,605,200	2,614,145

		172,847,116

Turkey — 0.3%
Akbank TAS	3,710,329	4,829,771
Alarko Holding A/S	405,346	1,428,373
Anadolu Efes Biracilik Ve Malt Sanayii AS	271,607	1,259,976
Aselsan Elektronik Sanayi Ve Ticaret AS	2,233,090	3,723,656
BIM Birlesik Magazalar AS	569,700	7,144,004
Dogan Sirketler Grubu Holding AS	4,103,879	1,789,234
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,201,903	2,054,016
Eregli Demir ve Celik Fabrikalari TAS(b)	2,259,832	3,204,256
Ford Otomotiv Sanayi AS	132,073	3,838,800
Haci Omer Sabanci Holding AS	1,736,555	4,150,276
Hektas Ticaret TAS(b)	1,240,127	726,714
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,940,594	1,709,607
KOC Holding AS	968,291	5,113,976
Kontrolmatik Enerji Ve Muhendislik AS, NVS	97,044	775,521
Koza Altin Isletmeleri AS	1,369,175	936,697
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	437,012	707,374
Migros Ticaret AS(a)	222,478	2,992,277
ODAS Elektrik Uretim ve Sanayi Ticaret AS(b)	3,024,048	921,078
Pegasus Hava Tasimaciligi AS(b)	99,268	2,453,865
Petkim Petrokimya Holding AS(b)	2,052,002	1,466,312
Sasa Polyester Sanayi AS(b)	1,215,811	1,542,551
Sok Marketler Ticaret AS	805,667	1,688,871
TAV Havalimanlari Holding AS(b)	374,609	1,707,313
Tekfen Holding AS	283,600	390,470
Tofas Turk Otomobil Fabrikasi AS	198,905	1,613,502
Turk Hava Yollari AO(b)	817,962	7,332,121
Turkcell Iletisim Hizmetleri AS	1,360,549	3,073,509
Turkiye Is Bankasi AS, Class C	4,788,319	4,037,498
Turkiye Petrol Rafinerileri AS	1,108,748	5,462,626
Turkiye Sise ve Cam Fabrikalari AS	2,109,945	3,422,297
Ulker Biskuvi Sanayi AS(b)	422,432	1,300,915
Yapi ve Kredi Bankasi AS	3,370,786	2,421,067

		85,218,523

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	3,781,930	9,267,039
Abu Dhabi Islamic Bank PJSC	2,118,311	6,459,408
Abu Dhabi National Oil Co. for Distribution PJSC	3,507,423	3,390,014
Air Arabia PJSC	2,556,758	2,071,880
Ajman Bank PJSC(b)	1,942,231	1,084,026
Aldar Properties PJSC	5,462,965	7,585,489
Americana Restaurants International PLC	2,713,162	2,297,318
Aramex PJSC	976,613	561,035
Dubai Financial Market PJSC	1,857,934	687,946
Dubai Investments PJSC	3,120,698	2,005,158
Dubai Islamic Bank PJSC	2,833,534	4,875,627
Emaar Properties PJSC	8,153,553	16,485,434
Emirates Central Cooling Systems Corp.	3,445,309	1,641,539
Emirates NBD Bank PJSC	2,339,970	11,276,350
Emirates Telecommunications Group Co. PJSC	4,079,180	21,301,317
First Abu Dhabi Bank PJSC	5,352,462	21,338,607

Security	Shares	Value

United Arab Emirates (continued)
Gulf Navigation Holding PJSC(b)	626,582	$1,194,156
Multiply Group PJSC(b)	4,413,965	3,465,911
National Central Cooling Co. PJSC	328,382	286,992
Taaleem Holdings PJSC, NVS	387,655	406,341

		117,681,587

United Kingdom — 9.3%
3i Group PLC	1,160,276	36,322,368
4imprint Group PLC	34,165	2,342,830
888 Holdings PLC(b)	775,165	762,317
abrdn PLC	1,872,379	3,983,364
Admiral Group PLC	270,722	8,608,181
AG Barr PLC	185,045	1,332,003
Airtel Africa PLC(c)	1,509,506	2,143,783
AJ Bell PLC	460,926	1,848,192
Anglo American PLC	1,456,263	34,713,934
Anglogold Ashanti PLC, NVS	482,940	8,642,254
Antofagasta PLC	441,802	9,629,189
Ascential PLC(b)	732,033	2,819,614
Ashmore Group PLC	430,259	1,157,057
Ashtead Group PLC	520,220	34,018,168
ASOS PLC(a)(b)	85,271	398,284
Associated British Foods PLC	404,998	11,995,776
Assura PLC	3,439,724	1,941,571
Aston Martin Lagonda Global Holdings PLC(b)(c)	553,364	1,334,718
AstraZeneca PLC	1,791,132	237,462,620
Auto Trader Group PLC(c)	1,089,181	10,020,333
Aviva PLC	3,022,159	16,496,678
B&M European Value Retail SA	1,060,265	6,948,677
Babcock International Group PLC	358,329	2,047,937
BAE Systems PLC	3,569,062	53,166,404
Balfour Beatty PLC	794,687	3,343,595
Bank of Georgia Group PLC	49,428	2,377,192
Barclays PLC	17,723,354	32,935,792
Barratt Developments PLC	1,196,128	8,152,006
Beazley PLC	769,574	5,297,412
Bellway PLC	145,213	5,059,529
Berkeley Group Holdings PLC	133,545	8,086,768
Big Yellow Group PLC	225,770	3,264,639
Bodycote PLC	263,766	2,126,773
boohoo Group PLC(a)(b)	1,341,737	618,600
BP PLC	19,754,827	115,376,417
Breedon Group PLC	403,653	1,859,483
British American Tobacco PLC	2,451,841	72,289,113
British Land Co. PLC (The)	1,009,454	4,852,162
Britvic PLC	296,162	3,312,253
BT Group PLC	7,518,667	10,651,932
Bunzl PLC	388,392	15,784,160
Burberry Group PLC	456,136	7,513,437
Burford Capital Ltd.	245,724	3,746,215
Bytes Technology Group PLC	257,679	2,139,153
C&C Group PLC	690,748	1,344,592
Capita PLC(b)	2,430,989	587,199
Capital & Counties Properties PLC	1,880,304	3,167,542
Carnival PLC(b)	165,027	2,479,391
Centamin PLC	2,503,032	3,049,254
Centrica PLC	6,458,436	11,302,580
Ceres Power Holdings PLC(a)(b)	218,022	660,908
Close Brothers Group PLC	169,550	1,165,413
Coats Group PLC	2,101,279	1,906,673
Coca-Cola Europacific Partners PLC	242,684	16,720,928
Compass Group PLC	2,037,352	56,116,317
Computacenter PLC	97,328	3,555,706

118	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
ConvaTec Group PLC(c)	1,724,598	$5,248,598
Craneware PLC	42,660	1,162,355
Cranswick PLC	56,285	2,870,319
Crest Nicholson Holdings PLC	493,455	1,309,495
Croda International PLC	165,700	10,029,255
Currys PLC	1,368,021	857,831
CVS Group PLC	127,223	2,721,558
Darktrace PLC(b)	403,263	1,748,554
DCC PLC	97,611	7,096,253
Deliveroo PLC, Class A(b)(c)	1,241,468	1,848,642
Derwent London PLC	118,555	3,195,275
Diageo PLC	2,595,648	93,749,261
Diploma PLC	161,637	6,662,957
Direct Line Insurance Group PLC(b)	1,499,675	3,200,237
Diversified Energy Co. PLC	76,728	884,931
Domino’s Pizza Group PLC	575,665	2,542,267
Dowlais Group PLC	1,643,431	1,877,310
Dr. Martens PLC	779,410	877,578
Drax Group PLC	490,881	3,167,701
DS Smith PLC	1,608,964	5,736,910
Dunelm Group PLC	175,715	2,420,471
easyJet PLC(b)	437,389	3,062,178
Elementis PLC(b)	1,073,267	1,923,491
Endeavour Mining PLC	181,667	3,227,115
Energean PLC	230,745	2,772,522
Entain PLC	730,423	8,896,839
Essentra PLC	409,244	897,239
Experian PLC	1,066,714	44,399,186
FD Technologies PLC(a)(b)	32,999	524,355
Ferrexpo PLC	409,886	450,881
Fevertree Drinks PLC	163,297	2,090,158
Firstgroup PLC	1,842,487	3,879,226
Frasers Group PLC(a)(b)	323,151	3,306,317
Future PLC	157,129	1,408,055
Games Workshop Group PLC	42,502	5,335,110
Gamma Communications PLC	129,090	1,953,334
GB Group PLC	324,485	1,158,818
Genuit Group PLC	404,582	2,163,661
Genus PLC	84,535	2,455,361
Glencore PLC	12,068,146	63,852,056
Grafton Group PLC	289,540	3,566,233
Grainger PLC	881,829	2,941,371
Great Portland Estates PLC	320,884	1,688,390
Greatland Gold PLC(a)(b)	7,347,458	670,423
Greggs PLC	117,063	3,943,302
GSK PLC	4,737,865	93,704,230
Haleon PLC	6,165,839	25,044,178
Halfords Group PLC	443,113	1,002,153
Halma PLC	454,403	12,577,460
Hammerson PLC	4,769,760	1,627,710
Harbour Energy PLC	649,543	2,282,908
Hargreaves Lansdown PLC	356,590	3,440,885
Hays PLC	1,653,660	2,057,741
Hikma Pharmaceuticals PLC	184,011	4,489,326
Hill & Smith PLC	115,096	2,724,394
Hiscox Ltd.	373,822	4,922,208
Hochschild Mining PLC(b)	559,340	735,383
Howden Joinery Group PLC	717,668	7,267,739
HSBC Holdings PLC	22,648,999	176,836,644
Hunting PLC	272,477	1,134,344
Ibstock PLC(c)	669,179	1,300,910
IG Group Holdings PLC	437,490	3,931,344

Security	Shares	Value

United Kingdom (continued)
IMI PLC	301,263	$6,389,652
Imperial Brands PLC	1,039,318	24,948,961
Inchcape PLC	459,687	3,958,250
Indivior PLC, NVS(b)	201,070	3,534,299
Informa PLC	1,738,982	17,079,497
IntegraFin Holdings PLC	403,145	1,503,459
InterContinental Hotels Group PLC	199,844	18,935,831
Intermediate Capital Group PLC	351,194	7,917,703
International Distributions Services PLC(b)	784,509	2,751,969
Intertek Group PLC	188,094	10,676,341
Investec PLC	771,137	5,020,499
IP Group PLC	1,877,588	1,246,841
ITM Power PLC(a)(b)	815,159	614,475
ITV PLC	4,160,443	3,151,370
IWG PLC(b)	942,583	2,233,724
J D Wetherspoon PLC(b)	130,727	1,391,631
J Sainsbury PLC	1,790,856	6,114,269
JD Sports Fashion PLC	3,290,305	4,862,129
JET2 PLC	199,852	3,383,720
John Wood Group PLC(b)	831,552	1,648,583
Johnson Matthey PLC	213,237	4,396,728
JTC PLC(c)	182,738	1,836,881
Jupiter Fund Management PLC	630,118	631,253
Just Group PLC	1,625,283	1,751,272
Kainos Group PLC	156,463	2,274,336
Keller Group PLC	123,840	1,371,677
Keywords Studios PLC	90,014	1,882,359
Kingfisher PLC	2,403,951	6,683,765
Lancashire Holdings Ltd.	328,428	2,526,436
Land Securities Group PLC	780,967	6,584,099
Learning Technologies Group PLC	977,412	996,922
Legal & General Group PLC	6,802,316	21,879,256
Liontrust Asset Management PLC	138,889	1,096,275
Lloyds Banking Group PLC	73,884,076	39,605,952
London Stock Exchange Group PLC	491,018	55,541,030
LondonMetric Property PLC	987,077	2,411,818
M&G PLC	2,896,838	8,190,424
Man Group PLC/Jersey	1,596,105	4,795,927
Marks & Spencer Group PLC	2,216,316	6,924,426
Marshalls PLC	350,486	1,243,695
Melrose Industries PLC	1,643,431	12,249,291
Mitchells & Butlers PLC(b)	464,527	1,531,785
Mitie Group PLC	2,200,612	2,883,657
Mobico Group PLC	655,448	709,272
Mondi PLC, NVS	486,318	8,714,636
Moneysupermarket.com Group PLC	713,761	2,302,959
Morgan Advanced Materials PLC	480,125	1,648,933
National Grid PLC	4,212,466	56,106,271
NatWest Group PLC, NVS	6,469,238	18,257,084
NCC Group PLC	505,324	776,161
Network International Holdings PLC(b)(c)	603,612	2,963,446
Next PLC	150,068	16,020,737
Ninety One PLC	583,204	1,304,502
NMC Health PLC, NVS(d)	74,553	1
Ocado Group PLC(b)	652,922	4,472,456
OSB Group PLC	574,639	3,269,855
Oxford Instruments PLC	37,557	1,056,631
Oxford Nanopore Technologies PLC(b)	663,469	1,347,826
Pagegroup PLC	420,558	2,444,215
Paragon Banking Group PLC	447,558	3,986,212
Pearson PLC	818,614	10,042,574
Pennon Group PLC	305,933	2,723,903

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Persimmon PLC	378,542	$6,972,026
Petrofac Ltd.(a)(b)	650,490	251,887
Pets at Home Group PLC	618,643	2,196,786
Phoenix Group Holdings PLC	761,789	4,863,741
Playtech PLC(b)	349,824	1,970,168
Plus500 Ltd.	148,037	3,348,133
Premier Foods PLC	1,191,592	2,147,369
Primary Health Properties PLC	1,641,527	2,021,019
Prudential PLC	3,203,184	32,904,923
QinetiQ Group PLC	721,504	3,258,472
Quilter PLC(c)	1,438,558	1,910,420
Rathbones Group PLC	77,563	1,622,500
Reckitt Benckiser Group PLC	835,099	60,378,404
Redde Northgate PLC	524,487	2,359,623
Redrow PLC	364,490	2,768,861
RELX PLC	2,216,401	91,479,865
Renishaw PLC	47,871	2,117,177
Rentokil Initial PLC	2,976,335	15,327,368
RHI Magnesita NV	59,294	2,527,821
Rightmove PLC	1,009,459	7,144,115
Rio Tinto PLC	1,299,540	89,953,397
Rolls-Royce Holdings PLC(b)	9,863,643	37,446,828
Rotork PLC	947,374	3,734,647
RS GROUP PLC	561,343	5,562,324
RWS Holdings PLC	479,818	1,444,783
S4 Capital PLC(b)	490,124	273,290
Safestore Holdings PLC	273,207	2,845,241
Sage Group PLC (The)	1,177,857	17,535,842
Savills PLC	208,490	2,676,543
Schroders PLC	776,713	3,973,740
Segro PLC	1,434,081	15,927,003
Serco Group PLC	1,387,530	3,027,785
Severn Trent PLC	300,978	9,893,455
Shell PLC	7,693,714	238,522,889
Sirius Real Estate Ltd.	1,566,877	1,803,019
Smart Metering Systems PLC	180,127	2,170,895
Smith & Nephew PLC	1,004,957	14,054,325
Smiths Group PLC	455,492	9,334,689
Softcat PLC	148,342	2,718,391
SolGold PLC(a)(b)	2,021,900	199,864
Spectris PLC	130,577	6,078,804
Spirax-Sarco Engineering PLC	91,076	11,462,900
Spire Healthcare Group PLC(c)	685,026	2,052,995
Spirent Communications PLC	819,115	1,221,926
SSE PLC	1,245,777	26,532,474
SSP Group PLC(b)	878,524	2,500,258
St. James’s Place PLC	605,073	4,981,144
Standard Chartered PLC	2,681,682	20,266,922
Supermarket Income REIT PLC	191,381	196,455
Synthomer PLC(b)	187,284	373,948
Tate & Lyle PLC	466,822	3,685,691
Taylor Wimpey PLC	4,295,940	8,020,485
TBC Bank Group PLC	50,537	1,866,928
Team17 Group PLC(b)	153,538	525,363
Telecom Plus PLC	100,522	1,852,273
Tesco PLC	8,174,379	29,620,839
THG PLC, Class B(a)(b)	1,099,835	917,109
TP ICAP Group PLC	901,364	2,135,568
Trainline PLC(b)(c)	586,204	2,454,530
Travis Perkins PLC	193,910	1,934,178
Tritax Big Box REIT PLC	1,902,239	3,982,504
TUI AG(b)	469,298	3,233,276

Security	Shares	Value

United Kingdom (continued)
Unilever PLC	2,883,665	$140,319,756
UNITE Group PLC (The)	393,517	5,027,509
United Utilities Group PLC	761,003	10,249,768
Vanquis Banking Group PLC	488,259	731,387
Vesuvius PLC	337,022	2,029,240
Victoria PLC(a)(b)	166,244	587,800
Victrex PLC	104,646	1,807,582
Virgin Money UK PLC	1,517,145	2,996,473
Vistry Group PLC	462,577	5,851,276
Vodafone Group PLC	26,536,512	22,559,763
Watches of Switzerland Group PLC(a)(b)(c)	394,545	1,858,087
Weir Group PLC (The)	304,437	6,997,763
WH Smith PLC	146,805	2,243,361
Whitbread PLC	229,254	10,391,612
Wickes Group PLC	318,257	631,470
Wise PLC, Class A(b)	726,875	7,414,054
Workspace Group PLC	257,217	1,691,899
WPP PLC	1,303,318	12,603,724
Yellow Cake PLC(b)(c)	218,007	1,916,005
YouGov PLC	102,753	1,517,050

		3,112,624,240

Total Common Stocks — 98.8% (Cost: $29,196,041,021)		33,046,637,042

Preferred Stocks

Brazil — 0.4%
Alpargatas SA, Preference Shares, NVS	313,910	543,627
Azul SA, Preference Shares, NVS	434,392	1,174,886
Banco Bradesco SA, Preference Shares, NVS	6,430,028	19,921,873
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	208,297	620,132
Bradespar SA, Preference Shares, NVS	341,625	1,571,458
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	335,414	3,103,378
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,461,319	3,397,868
Cia. Paranaense de Energia, Preference Shares, NVS	803,042	1,641,938
Gerdau SA, Preference Shares, NVS	1,372,207	5,827,393
Itau Unibanco Holding SA, Preference Shares, NVS	5,647,087	37,363,053
Itausa SA, Preference Shares, NVS	6,452,542	13,023,861
Marcopolo SA, Preference Shares, NVS	800,504	1,292,595
Metalurgica Gerdau SA, Preference Shares, NVS	1,381,597	2,763,529
Petroleo Brasileiro SA, Preference Shares, NVS	5,447,644	44,477,071
Randon SA Implementos e Participacoes, Preference Shares, NVS	481,405	1,136,856
Unipar Carbocloro SA, Class B, Preference Shares, NVS	78,752	1,117,285

		138,976,803

Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares, NVS	505,713	1,288,486
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	184,972	7,942,706

		9,231,192

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	564,470	4,447,368

120	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	68,601	$6,703,036
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	123,867	10,516,548
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	12,147	624,372
Fuchs Petrolub SE, Preference Shares, NVS	86,870	3,807,818
Henkel AG & Co. KGaA, Preference Shares, NVS	197,634	15,150,330
Jungheinrich AG, Preference Shares, NVS	67,789	2,281,736
Porsche Automobil Holding SE, Preference Shares, NVS	180,672	9,019,861
Sartorius AG, Preference Shares, NVS	30,836	11,249,050
Volkswagen AG, Preference Shares, NVS	237,545	30,551,856

		89,904,607

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	7,082,700	787

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	25,718	2,274,043
Series 2, Preference Shares, NVS	39,739	3,511,396
LG Chem Ltd., Preference Shares, NVS	8,314	1,685,560
Samsung Electronics Co. Ltd., Preference Shares, NVS	953,757	41,732,453

		49,203,452

Total Preferred Stocks — 0.9% (Cost: $286,055,633)		291,764,209

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/19/24, Strike Price BRL 45.35)(b)	4,109	7,464

South Korea — 0.0%
LG Display Co. Ltd., (Expires 03/14/24, Strike Price KWR 10070)(b)	76,031	90,008
Taihan Electric Wire Co. Ltd.	48,865	57,482

		147,490

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(b)	222,296	101,860

Total Rights — 0.0% (Cost: $110,417)		256,814

Security	Shares	Value

Warrants

Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD )(b)	16,323	$1,607
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	20,102	—

		1,607

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50 )(d)	23,204	—

Total Warrants — 0.0% (Cost: $—)		1,607

Total Long-Term Investments — 99.7% (Cost: $29,482,207,071)		33,338,659,672

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	306,184,003	306,367,713
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	21,930,000	21,930,000

Total Short-Term Securities — 1.0% (Cost: $328,064,331)		328,297,713

Total Investments — 100.7% (Cost: $29,810,271,402)		33,666,957,385

Liabilities in Excess of Other Assets — (0.7)%		(233,174,017)

Net Assets — 100.0%		$33,433,783,368

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$424,504,480	$—	$(118,255,576	)(a)	$61,416	$57,393	$306,367,713	306,184,003	$4,177,432	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	71,870,000	—	(49,940,000	)(a)	—	—	21,930,000	21,930,000	1,480,427		—

					$61,416	$57,393	$328,297,713		$5,657,859		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	478	03/15/24	$53,369	$1,126,433
MSCI Emerging Markets Index	442	03/15/24	21,675	(348,002)

				$778,431

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,126,433	$—	$—	$—	$1,126,433

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$348,002	$—	$—	$—	$348,002

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(4,187,879)	$—	$—	$—	$(4,187,879)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(3,629,926)	$—	$—	$—	$(3,629,926)

122	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® Core MSCI Total International Stock ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$112,780,825

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$4,400,677,514	$28,645,253,166	$706,362	$33,046,637,042
Preferred Stocks	144,712,657	147,050,765	787	291,764,209
Rights	109,324	147,490	—	256,814
Warrants	1,607	—	—	1,607
Short-Term Securities
Money Market Funds	328,297,713	—	—	328,297,713

	$4,873,798,815	$28,792,451,421	$707,149	$33,666,957,385

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,126,433	$—	$—	$1,126,433
Liabilities
Equity Contracts	(348,002)	—	—	(348,002)

	$778,431	$—	$—	778,431

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	123

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$105,839,816,052	$4,089,331,773	$11,911,279,395	$1,841,545,171
Investments, at value — affiliated(c)	765,112,924	31,219,280	93,889,593	12,219,713
Cash	7,330	9,761	6,943	3,399
Cash pledged for futures contracts	18,376,314	—	—	—
Foreign currency collateral pledged for futures contracts(d)	11,262,271	1,572,102	3,526,600	304,878
Foreign currency, at value(e)	203,671,945	9,352,860	40,052,169	2,194,560
Receivables:
Investments sold	5,746,917	—	738,144	991,175
Securities lending income — affiliated	972,248	28,220	78,072	15,222
Capital shares sold	3,150,507	564,150	—	—
Dividends — unaffiliated	84,520,968	2,316,351	10,222,448	2,268,102
Dividends — affiliated	129,851	1,795	21,351	1,011
Tax reclaims	180,290,893	11,108,695	11,513,250	2,378

Total assets	107,113,058,220	4,145,504,987	12,071,327,965	1,859,545,609

LIABILITIES
Collateral on securities loaned, at value	736,697,222	29,519,203	88,469,218	11,901,071
Payables:
Investments purchased	3,150,507	564,150	—	—
Deferred foreign capital gain tax	74,091	—	2,643	—
Investment advisory fees	6,250,228	308,483	403,402	138,258
Professional fees	—	—	60,820	—
Variation margin on futures contracts	1,970,599	167,374	228,537	1,603

Total liabilities	748,142,647	30,559,210	89,164,620	12,040,932

Commitments and contingent liabilities

NET ASSETS	$106,364,915,573	$4,114,945,777	$11,982,163,345	$1,847,504,677

NET ASSETS CONSIST OF
Paid-in capital	$98,863,106,116	$4,392,719,967	$10,997,303,166	$1,838,627,212
Accumulated earnings (loss)	7,501,809,457	(277,774,190)	984,860,179	8,877,465

NET ASSETS	$106,364,915,573	$4,114,945,777	$11,982,163,345	$1,847,504,677

NET ASSET VALUE
Shares outstanding	1,525,000,000	75,700,000	189,900,000	31,000,000

Net asset value	$69.75	$54.36	$63.10	$59.60

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$94,004,810,225	$4,188,696,000	$10,628,535,482	$1,739,415,178
(b) Securities loaned, at value	$677,098,647	$27,196,474	$81,440,725	$11,151,532
(c) Investments, at cost — affiliated	$764,644,913	$31,197,299	$93,834,334	$12,216,575
(d) Foreign currency collateral pledged, at cost	$11,335,186	$1,626,348	$3,550,408	$314,582
(e) Foreign currency, at cost	$205,607,327	$9,362,112	$40,443,996	$2,245,998

See notes to financial statements.

124	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2024

iShares Core MSCI Total International Stock ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$33,338,659,672
Investments, at value — affiliated(c)	328,297,713
Cash	6,489
Cash pledged for futures contracts	2,508,000
Foreign currency, at value(d)	52,141,270
Receivables:
Investments sold	2,342,472
Securities lending income — affiliated	409,736
Capital shares sold	37,976,517
Dividends — unaffiliated	32,987,566
Dividends — affiliated	151,609
Tax reclaims	35,341,082

Total assets	33,830,822,126

LIABILITIES
Collateral on securities loaned, at value	306,221,778
Payables:
Investments purchased	37,377,554
Deferred foreign capital gain tax	51,057,356
Investment advisory fees	1,973,138
Professional fees	3,654
Variation margin on futures contracts	405,278

Total liabilities	397,038,758

Commitments and contingent liabilities

NET ASSETS	$33,433,783,368

NET ASSETS CONSIST OF
Paid-in capital	$31,297,700,047
Accumulated earnings	2,136,083,321

NET ASSETS	$33,433,783,368

NET ASSET VALUE
Shares outstanding	524,800,000

Net asset value	$63.71

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$29,482,207,071
(b) Securities loaned, at value	$278,944,546
(c) Investments, at cost — affiliated	$328,064,331
(d) Foreign currency, at cost	$52,396,608

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	125

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

INVESTMENT INCOME
Dividends — unaffiliated	$1,040,760,991	$33,510,583	$123,211,362	$24,271,575
Dividends — affiliated	1,484,551	39,957	165,387	28,520
Interest — unaffiliated	629,650	48,464	85,726	807
Securities lending income — affiliated — net	6,651,361	228,309	640,654	111,461
Other income — unaffiliated	9,617	47,454	56,335	—
Foreign taxes withheld	(60,275,617)	(1,595,984)	(8,959,782)	(1,388,046)
Foreign withholding tax claims	119,966	897,431	538,932	—

Total investment income	989,380,519	33,176,214	115,738,614	23,024,317

EXPENSES
Investment advisory	35,006,502	1,832,201	2,247,810	772,744
Professional	12,964	98,276	63,314	—

Total expenses	35,019,466	1,930,477	2,311,124	772,744

Net investment income	954,361,053	31,245,737	113,427,490	22,251,573

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(316,525,128)	(25,276,041)	(19,877,600)	(10,443,077)
Investments — affiliated	117,375	7,294	8,372	1,663
Foreign currency transactions	(996,552)	(178,681)	(67,562)	131,979
Futures contracts	22,814,275	241,181	1,901,703	396,774
In-kind redemptions — unaffiliated(a)	—	74,462,134	—	—

	(294,590,030)	49,255,887	(18,035,087)	(9,912,661)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	1,488,567,376	(21,551,105)	140,272,800	35,939,064
Investments — affiliated	107,456	2,702	22,564	2,252
Foreign currency translations	(4,239,687)	45,849	(711,492)	(209,065)
Futures contracts	(934,212)	(328,533)	77,231	(1,142)

	1,483,500,933	(21,831,087)	139,661,103	35,731,109

Net realized and unrealized gain	1,188,910,903	27,424,800	121,626,016	25,818,448

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,143,271,956	$58,670,537	$235,053,506	$48,070,021

(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$(17,987)	$—	$(886)	$—

See notes to financial statements.

126	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2024

iShares Core MSCI Total International Stock ETF

INVESTMENT INCOME
Dividends — unaffiliated	$341,472,771
Dividends — affiliated	1,480,427
Interest — unaffiliated	198,405
Securities lending income — affiliated — net	4,177,432
Other income — unaffiliated	36,782
Foreign taxes withheld	(29,080,641)
Foreign withholding tax claims	26,381
Other foreign taxes	(222,465)

Total investment income	318,089,092

EXPENSES
Investment advisory	11,180,643
Interest expense	86,996
Commitment costs	19,473
Professional	10,081

Total expenses	11,297,193

Net investment income	306,791,899

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(123,421,947)
Investments — affiliated	61,416
Foreign currency transactions	(470,577)
Futures contracts	(4,187,879)

(128,018,987)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(247,696,469)
Investments — affiliated	57,393
Foreign currency translations	(1,246,878)
Futures contracts	(3,629,926)

(252,515,880)

Net realized and unrealized loss	(380,534,867)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,742,968)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(67,549)
(b) Net of increase in deferred foreign capital gain tax of	$(30,583,469)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	127

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$954,361,053	$2,934,336,151	$31,245,737	$132,228,856
Net realized gain (loss)	(294,590,030)	(535,403,304)	49,255,887	(44,881,380)
Net change in unrealized appreciation (depreciation)	1,483,500,933	10,854,004,778	(21,831,087)	544,173,475

Net increase in net assets resulting from operations	2,143,271,956	13,252,937,625	58,670,537	631,520,951

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,451,329,376)	(2,335,829,412)	(42,457,079)	(123,397,635)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,669,266,813	2,263,134,016	(291,101,200)	(45,011,400)

NET ASSETS
Total increase (decrease) in net assets	4,361,209,393	13,180,242,229	(274,887,742)	463,111,916
Beginning of period	102,003,706,180	88,823,463,951	4,389,833,519	3,926,721,603

End of period	$106,364,915,573	$102,003,706,180	$4,114,945,777	$4,389,833,519

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

128	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$113,427,490	$293,536,299	$22,251,573	$48,752,006
Net realized gain (loss)	(18,035,087)	(21,298,349)	(9,912,661)	90,745,322
Net change in unrealized appreciation (depreciation)	139,661,103	1,136,036,244	35,731,109	30,947,793

Net increase in net assets resulting from operations	235,053,506	1,408,274,194	48,070,021	170,445,121

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(161,910,383)	(243,534,870)	(33,494,135)	(38,736,051)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	528,233,062	2,838,953,351	95,992,523	104,176,179

NET ASSETS
Total increase in net assets	601,376,185	4,003,692,675	110,568,409	235,885,249
Beginning of period	11,380,787,160	7,377,094,485	1,736,936,268	1,501,051,019

End of period	$11,982,163,345	$11,380,787,160	$1,847,504,677	$1,736,936,268

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	129

Statements of Changes in Net Assets (continued)

	iShares Core MSCI Total International Stock ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$306,791,899	$929,365,736
Net realized loss	(128,018,987)	(225,978,064)
Net change in unrealized appreciation (depreciation)	(252,515,880)	3,126,687,616

Net increase (decrease) in net assets resulting from operations	(73,742,968)	3,830,075,288

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(540,028,265)	(735,951,498)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	955,915,535	1,884,043,701

NET ASSETS
Total increase in net assets	342,144,302	4,978,167,491
Beginning of period	33,091,639,066	28,113,471,575

End of period	$33,433,783,368	$33,091,639,066

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

130	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21		Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$69.41		$61.88		$75.40		$58.48		$60.80	$64.89

Net investment income(a)	0.64		2.03	(b)	2.10	(b)	1.76		1.52	2.00
Net realized and unrealized gain (loss)(c)	0.67		7.12		(12.90)		16.86		(2.26)	(4.14)

Net increase (decrease) from investment operations	1.31		9.15		(10.80)		18.62		(0.74)	(2.14)

Distributions from net investment income(d)		(0.97)	(1.62)		(2.72)		(1.70)		(1.58)	(1.95)

Net asset value, end of period	$69.75		$69.41		$61.88		$75.40		$58.48	$60.80

Total Return(e)
Based on net asset value	1.91	%(f)	14.94	%(b)	(14.58	)%(b)	31.95%		(1.30)%	(3.13)%

Ratios to Average Net Assets(g)
Total expenses	0.07	%(h)	0.07%		0.07%		0.08%		0.07%	0.08%

Total expenses excluding professional fees for foreign withholding tax claims	0.07	%(h)	0.07%		0.07%		0.07%		N/A	0.08%

Net investment income	1.91	%(h)	3.21	%(b)	3.00	%(b)	2.55	%(b)	2.57%	3.31%

Supplemental Data
Net assets, end of period (000)	$106,364,916		$102,003,706		$88,823,464		$99,092,545		$66,212,280	$64,849,495

Portfolio turnover rate(i)		1%	3%		4%		2%		2%	3%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2023 and July 31, 2022, respectively:

• Net investment income per share by $0.02 and $0.01.

• Total return by 0.03% and 0.02%.

• Ratio of net investment income to average net assets by 0.03% and 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	131

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$54.06		$47.25		$58.23		$44.41	$45.70	$49.27

Net investment income(a)	0.40	(b)	1.65	(b)	1.61	(b)	1.28	1.09	1.64
Net realized and unrealized gain (loss)(c)	0.47		6.67		(10.68)		13.91	(1.39)	(3.65)

Net increase (decrease) from investment operations	0.87		8.32		(9.07)		15.19	(0.30)	(2.01)

Distributions from net investment income(d)		(0.57)	(1.51)		(1.91)		(1.37)	(0.99)	(1.56)

Net asset value, end of period	$54.36		$54.06		$47.25		$58.23	$44.41	$45.70

Total Return(e)
Based on net asset value	1.61	%(b)(f)	17.84	%(b)	(15.80	)%(b)	34.39%	(0.66)%	(3.96)%

Ratios to Average Net Assets(g)
Total expenses	0.09	%(h)	0.11%		0.09%		0.09%	0.09%	0.10%

Total expenses excluding professional fees for foreign withholding tax claims	0.09	%(h)	0.09%		0.09%		0.09%	N/A	0.10%

Net investment income	1.53	%(b)(h)	3.36	%(b)	2.98	%(b)	2.46%	2.45%	3.62%

Supplemental Data
Net assets, end of period (000)	$4,114,946		$4,389,834		$3,926,722		$5,287,174	$3,463,613	$3,217,533

Portfolio turnover rate(i)		2%	5%		5%		3%	3%	4%

(a)	Based on average shares outstanding.
(b)

Reflects, the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024, for the years ended July 31, 2023 and July 31, 2022, respectively:

• Net investment income per share by $0.01, $0.09 and $0.01.

• Total return by 0.02%, 0.18% and 0.02%.

• Ratio of net investment income to average net assets by 0.04%, 0.18% and 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

132	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI International Developed Markets ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$62.81		$56.46		$67.86	$52.39	$54.31	$57.40

Net investment income(a)	0.61	(b)	1.83	(b)	1.85	1.60	1.46	1.76
Net realized and unrealized gain (loss)(c)	0.55		5.94		(10.90)	15.42	(2.04)	(3.27)

Net increase (decrease) from investment operations	1.16		7.77		(9.05)	17.02	(0.58)	(1.51)

Distributions from net investment income(d)		(0.87)	(1.42)		(2.35)	(1.55)	(1.34)	(1.58)

Net asset value, end of period	$63.10		$62.81		$56.46	$67.86	$52.39	$54.31

Total Return(e)
Based on net asset value	1.87	%(b)(f)	13.91	%(b)	(13.57)%	32.63%	(1.14)%	(2.48)%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.04%		0.05%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.04	%(h)	0.04%		0.05%	0.05%	0.05%	0.05%

Total expenses excluding professional fees for foreign withholding tax claims	0.04	%(h)	0.04%		N/A	N/A	N/A	N/A

Net investment income	2.02	%(b)(h)	3.15	%(b)	2.93%	2.56%	2.81%	3.28%

Supplemental Data
Net assets, end of period (000)	$11,982,163		$11,380,787		$7,377,094	$6,158,362	$2,844,598	$1,425,653

Portfolio turnover rate(i)		1%	2%		6%	7%	17%	5%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively:

• Net investment income per share by $0.00 and $0.01.

• Total return by 0.00% and 0.02%.

• Ratio of net investment income to average net assets by 0.01% and 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	133

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$59.28		$54.78	$65.86	$52.60	$55.60	$58.23

Net investment income(a)	0.74		1.66	1.66	1.42	1.45	1.64
Net realized and unrealized gain (loss)(b)	0.69		4.14	(10.02)	13.15	(2.72)	(2.67)

Net increase (decrease) from investment operations	1.43		5.80	(8.36)	14.57	(1.27)	(1.03)

Distributions from net investment income(c)		(1.11)	(1.30)	(2.72)	(1.31)	(1.73)	(1.60)

Net asset value, end of period	$59.60		$59.28	$54.78	$65.86	$52.60	$55.60

Total Return(d)
Based on net asset value	2.49	%(e)	10.73%	(13.01)%	27.70%	(2.45)%	(1.61)%

Ratios to Average Net Assets(f)

Total expenses	0.09	%(g)	0.09%	0.09%	0.09%	0.09%	0.10%

Net investment income	2.59	%(g)	3.03%	2.72%	2.24%	2.67%	2.97%

Supplemental Data
Net assets, end of period (000)	$1,847,505		$1,736,936	$1,501,051	$1,119,667	$904,692	$1,034,208

Portfolio turnover rate(h)		3%	7%	16%	6%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

134	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	(a)	Year Ended 07/31/22	(a)	Year Ended 07/31/21 (a)	Year Ended 07/31/20	(a)	Year Ended 07/31/19 (a)

Net asset value, beginning of period	$64.95		$59.02		$72.22		$56.92	$57.96		$61.36

Net investment income(b)	0.60		1.87	(c)	1.93	(c)	1.58	1.53		1.77
Net realized and unrealized gain (loss)(d)		(0.79)	5.53		(12.82)		15.28	(1.06)		(3.55)

Net increase (decrease) from investment operations		(0.19)	7.40		(10.89)		16.86	0.47		(1.78)

Distributions from net investment income(e)		(1.05)	(1.47)		(2.31)		(1.56)	(1.51)		(1.62)

Net asset value, end of period	$63.71		$64.95		$59.02		$72.22	$56.92		$57.96

Total Return(f)
Based on net asset value	(0.27	)%(g)	12.72	%(c)	(15.36	)%(c)	29.71%	0.77	%(h)	(2.73)%

Ratios to Average Net Assets(i)

Total expenses	0.07	%(j)	0.07%		0.09%		0.09%	0.09%		0.10%

Total expenses after fees waived	0.07	%(j)	0.07%		0.09%		0.09%	0.09%		0.10%

Total expenses excluding professional fees for foreign withholding tax claims	0.07	%(j)	0.07%		0.09%		0.09%	N/A		0.10%

Net investment income	1.92	%(j)	3.14	%(c)	2.87	%(c)	2.35%	2.72%		3.09%

Supplemental Data
Net assets, end of period (000)	$33,433,783		$33,091,639		$28,113,472		$30,065,795	$19,546,312		$15,457,552

Portfolio turnover rate(k)		1%	3%		10%		7%	7%		6%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2023 and July 31, 2022, respectively:

• Net investment income per share by $0.02 and $0.00.

• Total return by 0.04% and 0.01%.

• Ratio of net investment income to average net assets by 0.03% and 0.00%.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	135

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for Core MSCI Total International Stock included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, Core MSCI Total International Stock filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

136	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

N O T E S T O F I N A N C I A L S T A T E M E N T S	137

Notes to Financial Statements (unaudited) (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

138	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core MSCI EAFE
Barclays Bank PLC	$1,763,221	$(1,763,221)	$—		$—
Barclays Capital, Inc.	32,955,322	(32,955,322)	—		—
BNP Paribas SA	7,016,334	(7,016,334)	—		—
BofA Securities, Inc.	45,831,895	(45,831,895)	—		—
Citigroup Global Markets, Inc.	26,446,945	(26,446,945)	—		—
Deutsche Bank Securities, Inc.	4	(4)	—		—
Goldman Sachs & Co. LLC	198,265,374	(198,265,374)	—		—
HSBC Bank PLC	1,128,644	(1,128,644)	—		—
J.P. Morgan Securities LLC	104,692,277	(104,692,277)	—		—
Jefferies LLC	1,767,638	(1,767,638)	—		—
Macquarie Bank Ltd.	6,625,155	(6,625,155)	—		—
Morgan Stanley	184,648,105	(184,648,105)	—		—
Nomura Securities International, Inc.	716,132	(716,132)	—		—
RBC Capital Markets LLC	5,500,723	(5,500,723)	—		—
Scotia Capital (USA), Inc.	3,320,157	(3,320,157)	—		—
SG Americas Securities LLC	5,536,208	(5,536,208)	—		—
State Street Bank & Trust Co.	28,427,224	(28,427,224)	—		—
UBS AG	21,008,698	(21,008,698)	—		—
UBS Securities LLC	754,717	(754,717)	—		—
Wells Fargo Securities LLC	693,874	(693,874)	—		—

	$677,098,647	$(677,098,647)	$—		$—

Core MSCI Europe
Barclays Capital, Inc.	$836,228	$(836,228)	$—		$—
BNP Paribas SA	485,353	(485,353)	—		—
BofA Securities, Inc.	1,186,976	(1,186,976)	—		—
Citigroup Global Markets, Inc.	372,420	(372,420)	—		—
Goldman Sachs & Co. LLC	9,806,792	(9,806,792)	—		—
HSBC Bank PLC	1,482,264	(1,482,264)	—		—
J.P. Morgan Securities LLC	7,434,455	(7,434,455)	—		—
Morgan Stanley	5,152,755	(5,152,755)	—		—
Scotia Capital (USA), Inc.	2,132	(2,132)	—		—
SG Americas Securities LLC	144,841	(144,841)	—		—
UBS AG	292,258	(292,258)	—		—

	$27,196,474	$(27,196,474)	$—		$—

Core MSCI International Developed Markets
Barclays Bank PLC	$210,000	$(210,000)	$—		$—
BNP Paribas SA	1,699,612	(1,699,612)	—		—
BofA Securities, Inc.	12,108,583	(12,108,583)	—		—
Citigroup Global Markets, Inc.	6,507,462	(6,507,462)	—		—
Goldman Sachs & Co. LLC	11,847,072	(11,847,072)	—		—
HSBC Bank PLC	5,013,565	(5,013,565)	—		—
J.P. Morgan Securities LLC	8,961,138	(8,961,138)	—		—
Jefferies LLC	441,970	(441,970)	—		—
Macquarie Bank Ltd.	186,224	(186,224)	—		—
Morgan Stanley	20,370,694	(20,370,694)	—		—
RBC Capital Markets LLC	1,306,338	(1,306,338)	—		—
Scotia Capital (USA), Inc.	882,228	(882,228)	—		—
SG Americas Securities LLC	716,907	(716,907)	—		—
State Street Bank & Trust Co.	5,166,294	(5,166,294)	—		—
UBS AG	3,290,922	(3,290,922)	—		—
Wells Fargo Bank N.A.	2,731,716	(2,731,716)	—		—

	$81,440,725	$(81,440,725)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	139

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Core MSCI Pacific
BNP Paribas SA	$12,888	$(12,888)	$—		$—
BofA Securities, Inc.	1,209,750	(1,209,750)	—		—
Citigroup Global Markets, Inc.	1,969,936	(1,969,936)	—		—
Goldman Sachs & Co. LLC	646,348	(646,348)	—		—
HSBC Bank PLC	1,919,789	(1,919,789)	—		—
J.P. Morgan Securities LLC	2,445,576	(2,445,576)	—		—
Jefferies LLC	13,880	(13,880)	—		—
Macquarie Bank Ltd.	641,754	(641,754)	—		—
Morgan Stanley	1,181,108	(1,181,108)	—		—
Nomura Securities International, Inc.	113,436	(113,436)	—		—
SG Americas Securities LLC	119,579	(111,867)	—		7,712	(b)
State Street Bank & Trust Co.	427,799	(427,799)	—		—
UBS AG	415,483	(415,483)	—		—
Wells Fargo Securities LLC	34,206	(34,206)	—		—

	$11,151,532	$(11,143,820)	$—		$7,712

Core MSCI Total International Stock
Barclays Bank PLC	$221,589	$(221,589)	$—		$—
Barclays Capital, Inc.	5,755,141	(5,755,141)	—		—
BNP Paribas SA	5,367,165	(5,367,165)	—		—
BofA Securities, Inc.	38,439,787	(38,439,787)	—		—
Citigroup Global Markets Ltd.	1,417,203	(1,417,203)	—		—
Citigroup Global Markets, Inc.	12,717,326	(12,717,326)	—		—
Goldman Sachs & Co. LLC	58,400,200	(58,400,200)	—		—
HSBC Bank PLC	14,248,493	(14,248,493)	—		—
J.P. Morgan Securities LLC	25,036,108	(25,036,108)	—		—
J.P. Morgan Securities PLC	454,806	(454,806)	—		—
Jefferies LLC	653,016	(653,016)	—		—
Macquarie Bank Ltd.	3,015,998	(3,015,998)	—		—
Morgan Stanley	93,493,723	(93,493,723)	—		—
National Financial Services LLC	273,702	(273,702)	—		—
Scotia Capital (USA), Inc.	2,222,309	(2,222,309)	—		—
SG Americas Securities LLC	3,721,961	(3,721,961)	—		—
State Street Bank & Trust Co.	6,879,702	(6,879,702)	—		—
Toronto-Dominion Bank	13,293	(13,293)	—		—
UBS AG	6,501,222	(6,501,222)	—		—
Wells Fargo Bank N.A.	83,902	(83,902)	—		—
Wells Fargo Securities LLC	27,900	(27,900)	—		—

	$278,944,546	$(278,944,546)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

Core MSCI EAFE	0.07%
Core MSCI Europe	0.09
Core MSCI International Developed Markets	0.04
Core MSCI Pacific	0.09
Core MSCI Total International Stock	0.07

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For six months ended January 31, 2024, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

Core MSCI EAFE	$1,425,799
Core MSCI Europe	50,486
Core MSCI International Developed Markets	143,250
Core MSCI Pacific	23,639
Core MSCI Total International Stock	874,982

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core MSCI EAFE	$182,158,077	$46,884,189	$(749,105)
Core MSCI Europe	21,057,122	11,153,349	(2,257,582)
Core MSCI International Developed Markets	38,180,799	9,512,053	(664,760)
Core MSCI Pacific	3,821,186	2,639,508	(222,120)
Core MSCI Total International Stock	8,259,930	16,676,832	(1,226,542)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core MSCI EAFE	$2,066,869,922	$1,237,582,280
Core MSCI Europe	83,089,353	100,940,384
Core MSCI International Developed Markets	215,821,516	115,603,930
Core MSCI Pacific	47,242,123	51,353,503
Core MSCI Total International Stock	828,093,791	475,682,996

For the six months ended January 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core MSCI EAFE	$2,366,928,765	$—
Core MSCI Europe	47,880,778	330,150,171
Core MSCI International Developed Markets	366,275,931	—
Core MSCI Pacific	90,919,313	—
Core MSCI Total International Stock	399,871,088	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards

Core MSCI EAFE	$(2,851,726,162)
Core MSCI Europe	(198,685,591)
Core MSCI International Developed Markets	(210,120,034)
Core MSCI Pacific	(65,751,545)
Core MSCI Total International Stock	(1,399,588,738)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core MSCI EAFE	$96,091,743,098	$22,884,381,822	$(12,357,684,538)	$10,526,697,284
Core MSCI Europe	4,253,992,203	546,211,885	(679,314,287)	(133,102,402)
Core MSCI International Developed Markets	10,811,913,214	2,068,172,881	(873,599,029)	1,194,573,852
Core MSCI Pacific	1,774,223,327	260,085,411	(180,270,713)	79,814,698
Core MSCI Total International Stock	29,998,671,833	7,462,838,456	(3,793,774,473)	3,669,063,983

9.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended January 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

Core MSCI Total International Stock	$59,000,000	$2,642,663	6.43%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or

N O T E S T O F I N A N C I A L S T A T E M E N T S	143

Notes to Financial Statements (unaudited) (continued)

industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/24		Year Ended 07/31/23

iShares ETF	Shares	Amount	Shares	Amount

Core MSCI EAFE
Shares sold	55,400,000	$3,669,266,813	34,200,000	$2,263,134,016

Core MSCI Europe
Shares sold	900,000	$49,275,013	5,900,000	$308,442,219
Shares redeemed	(6,400,000)	(340,376,213)	(7,800,000)	(353,453,619)

	(5,500,000)	$(291,101,200)	(1,900,000)	$(45,011,400)

Core MSCI International Developed Markets
Shares sold	8,700,000	$528,233,062	50,550,000	$2,838,953,351

Core MSCI Pacific
Shares sold	1,700,000	$95,992,523	9,900,000	$555,909,181
Shares redeemed	—	—	(8,000,000)	(451,733,002)

	1,700,000	$95,992,523	1,900,000	$104,176,179

Core MSCI Total International Stock
Shares sold	15,300,000	$955,915,535	33,200,000	$1,884,043,701

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF and iShares Core MSCI Total International Stock ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Pacific ETF and iShares Core MSCI Total International Stock ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

146	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	147

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	149

THIS PAGE INTENTIONALLY LEFT BLANK.

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-710-0124

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca

•	iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca

•	iShares MSCI Intl Size Factor ETF | ISZE | NYSE Arca

•	iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of January 31, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2024	iShares® MSCI Intl Momentum Factor ETF

Investment Objective

The iShares MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.53%	11.39%	8.13%	6.16%	11.39%	47.83%	71.77%
Fund Market	5.57	11.54	8.22	6.19	11.54	48.45	72.26
Index	6.81	13.50	8.61	6.56	13.50	51.10	77.68

The inception date of the Fund was January 13, 2015. The first day of secondary market trading was January 15, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$1,055.30	$1.55		$1,000.00	$1,023.60	$1.53		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	22.9%
Industrials	20.3
Consumer Discretionary	15.2
Information Technology	10.5
Health Care	8.8
Materials	7.9
Consumer Staples	4.6
Energy	3.3
Utilities	2.6
Communication Services	2.4
Real Estate	1.5

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	46.0%
France	8.7
United Kingdom	7.2
Denmark	5.7
Switzerland	5.5
Germany	5.3
Canada	4.6
Italy	4.2
Australia	3.9
Spain	2.4

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Fund Summary as of January 31, 2024	iShares® MSCI Intl Quality Factor ETF

Investment Objective

The iShares MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large-and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.56%	9.18%	8.81%	6.84%	9.18%	52.51%	81.99%
Fund Market	3.55	9.18	8.81	6.86	9.18	52.52	82.29
Index	4.43	10.83	9.10	7.12	10.83	54.60	86.31

The inception date of the Fund was January 13, 2015. The first day of secondary market trading was January 15, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,035.60	$ 1.54		$ 1,000.00	$ 1,023.60	$ 1.53		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments(a)

Financials	20.2%
Industrials	16.1
Health Care	11.8
Consumer Discretionary	11.1
Information Technology	9.6
Consumer Staples	8.8
Materials	7.5
Energy	5.5
Communication Services	4.1
Utilities	3.2
Real Estate	2.1

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Switzerland	15.2%
United Kingdom	14.4
Japan	12.2
France	8.8
Canada	7.8
Netherlands	7.8
Australia	7.0
Germany	5.5
Denmark	5.2
Sweden	3.5

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2024	iShares® MSCI Intl Size Factor ETF

Investment Objective

The iShares MSCI Intl Size Factor ETF(the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.11)%	4.60%	4.29%	4.02%	4.60%	23.36%	40.47%
Fund Market	(0.27)	4.73	4.27	3.98	4.73	23.22	40.05
Index	0.94	6.32	4.59	4.24	6.32	25.15	43.05

The inception date of the Fund was June 16, 2015. The first day of secondary market trading was June 18, 2015.

Index performance through December 2, 2018 reflects the performance of the MSCI World ex USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI World ex USA Low Size Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$998.90	$1.51		$1,000.00	$1,023.60	$1.53		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Industrials	19.7%
Financials	17.0
Consumer Discretionary	10.6
Materials	9.2
Consumer Staples	7.6
Information Technology	7.4
Health Care	7.2
Real Estate	6.9
Communication Services	5.8
Utilities	5.4
Energy	3.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	26.7%
Canada	10.3
United Kingdom	9.4
Australia	7.0
France	6.9
Germany	5.9
Switzerland	5.2
Sweden	4.6
Hong Kong	3.5
Netherlands	3.2

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2024	iShares® MSCI Intl Value Factor ETF

Investment Objective

The iShares MSCI Intl Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.11%	10.23%	5.83%	3.95%	10.23%	32.72%	39.71%
Fund Market	1.67	9.96	5.82	3.93	9.96	32.66	39.48
Index	3.26	12.04	6.19	4.18	12.04	35.02	42.32

The inception date of the Fund was June 16, 2015. The first day of secondary market trading was June 18, 2015.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$1,021.10	$1.52		$1,000.00	$1,023.60	$1.53		0.30%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Financials	20.9%
Industrials	16.5
Health Care	11.6
Consumer Discretionary	11.3
Information Technology	8.7
Consumer Staples	8.6
Materials	7.6
Energy	5.6
Communication Services	3.8
Utilities	3.3
Real Estate	2.1

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	32.7%
United Kingdom	15.7
France	11.3
Germany	10.1
Switzerland	6.3
Italy	4.6
Canada	3.1
Spain	2.9
Netherlands	2.5
Australia	2.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.9%
BHP Group Ltd.	802,387	$24,548,234
Brambles Ltd.	161,182	1,536,833
CAR Group Ltd.	92,360	1,983,090
Fortescue Ltd.	384,994	7,440,682
Goodman Group	335,087	5,562,166
Insurance Australia Group Ltd.	507,224	1,991,070
James Hardie Industries PLC(a)	87,028	3,269,680
Medibank Pvt Ltd.	457,556	1,145,556
Northern Star Resources Ltd.	175,329	1,503,938
Origin Energy Ltd.	470,138	2,623,934
QBE Insurance Group Ltd.	291,648	3,002,977
Rio Tinto Ltd.	77,415	6,661,356
Suncorp Group Ltd.	235,614	2,168,717
Washington H Soul Pattinson & Co. Ltd.	49,898	1,115,377
Xero Ltd.(a)	32,086	2,296,672

		66,850,282

Austria — 0.2%
Erste Group Bank AG	67,716	2,917,097

Belgium — 0.3%
Argenx SE(a)	11,667	4,405,833
Lotus Bakeries NV	85	724,771

		5,130,604

Canada — 4.6%
Alimentation Couche-Tard Inc.	172,434	10,104,021
ARC Resources Ltd.	130,952	2,033,752
Cameco Corp.	145,415	6,942,756
CGI Inc.(a)	37,744	4,226,811
Constellation Software Inc./Canada	5,225	14,441,124
Descartes Systems Group Inc. (The)(a)	10,341	905,458
Dollarama Inc.	65,632	4,816,772
Element Fleet Management Corp.	57,861	976,078
Fairfax Financial Holdings Ltd.	8,692	9,060,640
FirstService Corp.	6,194	1,036,687
Great-West Lifeco Inc.	52,595	1,755,709
Ivanhoe Mines Ltd., Class A(a)(b)	69,128	725,498
Kinross Gold Corp.	256,912	1,415,983
MEG Energy Corp.(a)	63,587	1,202,262
Onex Corp.	16,647	1,229,163
Open Text Corp.	34,950	1,524,131
Parkland Corp.	51,658	1,762,854
Restaurant Brands International Inc.	42,907	3,349,392
Stantec Inc.	23,148	1,860,001
TFI International Inc.	14,494	1,904,827
Thomson Reuters Corp.	20,542	3,049,863
Wheaton Precious Metals Corp.	69,411	3,253,068
WSP Global Inc.	17,724	2,603,791

		80,180,641

Denmark — 5.7%
Danske Bank A/S	171,915	4,616,168
Novo Nordisk A/S	779,731	89,126,672
Pandora A/S	31,113	4,546,136

		98,288,976

Finland — 0.1%
Wartsila OYJ Abp	127,795	1,885,175

France — 8.7%
Air Liquide SA	92,361	17,283,819
Airbus SE	87,216	13,892,274
AXA SA	222,173	7,457,306

Security	Shares	Value

France (continued)
Dassault Aviation SA	3,924	$743,238
Engie SA	291,374	4,653,963
EssilorLuxottica SA	32,108	6,292,301
Hermes International SCA	5,103	10,765,590
Ipsen SA	5,336	615,236
L’Oreal SA	35,711	17,089,642
Orange SA	234,972	2,794,269
Publicis Groupe SA	38,711	3,878,592
Renault SA	23,528	886,057
Safran SA	71,204	13,294,417
Schneider Electric SE	62,910	12,358,669
SEB SA	4,726	577,093
Sodexo SA	13,279	1,497,990
Thales SA	13,876	2,029,421
TotalEnergies SE	416,475	27,019,059
Vinci SA	59,565	7,524,386

		150,653,322

Germany — 5.3%
adidas AG	43,045	8,126,379
Beiersdorf AG	19,295	2,823,624
Commerzbank AG	173,250	1,989,532
Covestro AG(a)(c)	51,244	2,705,964
Daimler Truck Holding AG	70,070	2,504,103
E.ON SE	422,672	5,718,446
Hannover Rueck SE	13,211	3,166,900
Heidelberg Materials AG	32,367	2,988,912
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	38,205	16,264,592
Nemetschek SE	12,460	1,149,729
Rheinmetall AG	10,432	3,652,981
SAP SE	221,636	38,397,678
Talanx AG(a)	25,896	1,816,889

		91,305,729

Hong Kong — 0.4%
Futu Holdings Ltd., ADR(a)	11,675	545,456
Hong Kong Exchanges & Clearing Ltd.	156,900	4,757,020
Sands China Ltd.(a)	358,800	941,767
Swire Pacific Ltd., Class A	47,500	367,509

		6,611,752

Ireland — 0.9%
AIB Group PLC	309,611	1,359,943
Bank of Ireland Group PLC	129,613	1,191,918
CRH PLC	194,754	13,816,164

		16,368,025

Israel — 0.2%
CyberArk Software Ltd.(a)	7,803	1,821,844
Global-e Online Ltd.(a)	24,483	924,723

		2,746,567

Italy — 4.2%
Banco BPM SpA	357,763	1,930,236
Enel SpA	1,574,355	10,742,416
Eni SpA	469,194	7,479,581
Ferrari NV	36,471	12,718,793
Intesa Sanpaolo SpA	2,880,217	8,874,794
Leonardo SpA	133,387	2,328,145
Mediobanca Banca di Credito Finanziario SpA	119,485	1,582,459
Stellantis NV	506,513	11,156,781
UniCredit SpA	550,438	16,123,461

		72,936,666

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 45.8%
Advantest Corp.	303,900	$12,094,557
Aeon Co. Ltd.	157,400	3,761,415
Aisin Corp.	46,200	1,724,881
Ajinomoto Co. Inc.	131,500	5,400,037
ANA Holdings Inc.(a)	22,600	499,418
Asahi Group Holdings Ltd.	112,900	4,196,261
Azbil Corp.	27,500	888,654
Bridgestone Corp.	96,000	4,159,937
Canon Inc.	222,100	6,118,216
Capcom Co. Ltd.	29,000	1,106,024
Chiba Bank Ltd. (The)	173,500	1,285,680
Chubu Electric Power Co. Inc.	250,800	3,253,550
Chugai Pharmaceutical Co. Ltd.	202,300	7,276,775
Concordia Financial Group Ltd.	427,300	2,036,274
Dai Nippon Printing Co. Ltd.	48,400	1,400,693
Dai-ichi Life Holdings Inc.	288,200	6,321,022
Daito Trust Construction Co. Ltd.	15,400	1,751,758
Daiwa House Industry Co. Ltd.	200,700	6,206,034
Daiwa Securities Group Inc.	613,700	4,398,303
Denso Corp.	349,100	5,483,680
Disco Corp.	45,400	12,250,690
East Japan Railway Co.	38,800	2,219,074
Eisai Co. Ltd.	30,700	1,445,621
ENEOS Holdings Inc.	695,700	2,809,621
Fast Retailing Co. Ltd.	33,700	8,997,117
FUJIFILM Holdings Corp.	94,800	6,008,888
Fujitsu Ltd.	34,100	4,719,926
Hankyu Hanshin Holdings Inc.	48,200	1,474,704
Hikari Tsushin Inc.	4,500	784,124
Hitachi Construction Machinery Co. Ltd.	30,000	851,172
Hitachi Ltd.	311,700	24,484,144
Honda Motor Co. Ltd.	1,490,100	16,656,427
Hoshizaki Corp.	19,300	702,160
Hulic Co. Ltd.	110,800	1,223,492
Ibiden Co. Ltd.	27,500	1,383,798
Idemitsu Kosan Co. Ltd.	207,000	1,149,467
Iida Group Holdings Co. Ltd.	22,700	342,701
Inpex Corp.	341,100	4,636,387
ITOCHU Corp.	405,600	18,407,792
Japan Exchange Group Inc.	212,400	4,700,773
Japan Post Bank Co. Ltd.	550,700	5,727,195
Japan Post Holdings Co. Ltd.	678,100	6,491,235
Japan Post Insurance Co. Ltd.	66,100	1,237,516
Japan Tobacco Inc.	491,900	12,965,197
JFE Holdings Inc.	171,300	2,704,625
JSR Corp.	53,700	1,464,649
Kajima Corp.	201,000	3,587,218
Kansai Electric Power Co. Inc. (The)	329,300	4,492,356
Kawasaki Kisen Kaisha Ltd.	53,000	2,582,360
Keisei Electric Railway Co. Ltd.	41,100	1,859,769
Kobe Bussan Co. Ltd.	26,100	666,925
Komatsu Ltd.	187,200	5,325,831
Konami Group Corp.	21,100	1,297,612
Lasertec Corp.	16,600	4,323,121
Makita Corp.	50,800	1,367,282
Marubeni Corp.	489,900	8,356,059
MatsukiyoCocokara & Co.	92,800	1,686,804
Mazda Motor Corp.	145,000	1,757,900
McDonald’s Holdings Co. Japan Ltd.	19,800	881,585
MEIJI Holdings Co. Ltd.	64,700	1,564,744
Mitsubishi Chemical Group Corp.	299,300	1,804,701
Mitsubishi Corp.	1,656,700	28,553,129

Security	Shares	Value

Japan (continued)
Mitsubishi Electric Corp.	440,800	$6,541,604
Mitsubishi Estate Co. Ltd.	226,900	3,143,907
Mitsubishi HC Capital Inc.	392,700	2,784,417
Mitsubishi Heavy Industries Ltd.	128,500	8,571,396
Mitsubishi UFJ Financial Group Inc.	5,486,300	51,387,683
Mitsui & Co. Ltd.	498,100	20,201,554
Mitsui Chemicals Inc.	45,600	1,342,020
Mitsui Fudosan Co. Ltd.	220,000	5,522,829
Mitsui OSK Lines Ltd.	75,400	2,708,403
Mizuho Financial Group Inc.	1,102,200	20,017,671
MS&AD Insurance Group Holdings Inc.	153,700	6,347,001
NEC Corp.	90,300	5,900,627
Nexon Co. Ltd.	45,400	724,540
Nippon Sanso Holdings Corp.	85,200	2,158,909
Nippon Steel Corp.	246,100	5,922,312
Nippon Telegraph & Telephone Corp.	6,034,200	7,577,472
Nippon Yusen KK	105,500	3,635,621
Nissan Motor Co. Ltd.	492,500	1,933,469
Nissin Foods Holdings Co. Ltd.	53,200	1,721,093
Nitori Holdings Co. Ltd.	13,400	1,753,815
Nitto Denko Corp.	34,100	2,828,862
Nomura Holdings Inc.	776,400	4,181,803
Nomura Research Institute Ltd.	90,000	2,752,517
Obayashi Corp.	202,500	1,874,449
Odakyu Electric Railway Co. Ltd.	77,400	1,182,710
Oji Holdings Corp.	241,900	945,788
Oracle Corp. Japan	9,500	748,687
Oriental Land Co. Ltd./Japan	219,000	8,133,675
ORIX Corp.	314,300	6,068,902
Osaka Gas Co. Ltd.	137,100	2,886,894
Otsuka Corp.	33,400	1,405,397
Otsuka Holdings Co. Ltd.	82,300	3,235,075
Pan Pacific International Holdings Corp.	84,200	1,820,108
Panasonic Holdings Corp.	441,000	4,153,681
Renesas Electronics Corp.(a)	414,800	6,805,863
Resona Holdings Inc.	661,900	3,653,859
Ricoh Co. Ltd.	101,300	796,217
SBI Holdings Inc.	60,900	1,496,048
SCSK Corp.	44,400	871,777
Secom Co. Ltd.	66,600	4,833,850
Seiko Epson Corp.	44,000	642,286
Sekisui Chemical Co. Ltd.	72,200	1,030,838
Sekisui House Ltd.	136,800	3,088,150
Shimizu Corp.	203,700	1,363,593
Shin-Etsu Chemical Co. Ltd.	550,400	21,664,944
Shionogi & Co. Ltd.	48,200	2,313,427
Shizuoka Financial Group Inc., NVS	160,900	1,470,627
SoftBank Corp.	868,700	11,541,412
Sompo Holdings Inc.	61,400	3,183,678
Sony Group Corp.	229,100	22,467,449
Subaru Corp.	132,900	2,651,263
Sumitomo Corp.	404,000	9,291,126
Sumitomo Mitsui Financial Group Inc.	609,700	31,712,538
Sumitomo Mitsui Trust Holdings Inc.	189,000	3,873,226
Sumitomo Realty & Development Co. Ltd.	62,800	1,975,006
Suzuki Motor Corp.	86,700	3,894,448
T&D Holdings Inc.	243,400	4,030,398
Taisei Corp.	45,100	1,644,282
TDK Corp.	89,200	4,438,129
Tobu Railway Co. Ltd.	33,400	884,541
Tokio Marine Holdings Inc.	545,200	14,375,518
Tokyo Electric Power Co. Holdings Inc.(a)	385,000	2,049,799

10	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Electron Ltd.	143,900	$26,703,871
Tokyo Gas Co. Ltd.	116,400	2,673,925
TOPPAN Holdings Inc.	92,500	2,549,711
Toray Industries Inc.	157,600	787,437
Toyota Industries Corp.	53,200	4,499,608
Toyota Motor Corp.	3,677,000	73,421,655
Toyota Tsusho Corp.	84,900	5,563,618
Unicharm Corp.	59,000	2,030,094
USS Co. Ltd.	48,500	917,203
West Japan Railway Co.	26,800	1,116,207
Yamaha Motor Co. Ltd.	169,000	1,597,345
Yamato Holdings Co. Ltd.	53,000	916,181
Yaskawa Electric Corp.	34,100	1,285,103
Yokogawa Electric Corp.	54,400	1,068,998
Zensho Holdings Co. Ltd.	44,900	2,198,695

		792,797,894

Netherlands — 2.2%
ABN AMRO Bank NV, CVA(c)	74,919	1,102,612
ASM International NV	8,440	4,677,732
BE Semiconductor Industries NV	24,578	3,693,540
EXOR NV, NVS	20,187	1,953,143
Ferrovial SE	83,467	3,183,033
Koninklijke KPN NV	499,939	1,700,663
Koninklijke Philips NV(a)	168,493	3,564,563
Prosus NV	207,125	6,162,316
Universal Music Group NV	205,733	6,064,540
Wolters Kluwer NV	38,408	5,661,993

		37,764,135

Norway — 0.2%
Adevinta ASA(a)	72,822	782,418
Kongsberg Gruppen ASA	15,170	773,114
Salmar ASA	17,933	995,468

		2,551,000

Portugal — 0.1%
Galp Energia SGPS SA	128,311	2,019,839

Singapore — 0.2%
Keppel Ltd.	339,400	1,803,490
Sembcorp Industries Ltd.	251,500	1,058,435
Singapore Airlines Ltd.(b)	242,700	1,204,589

		4,066,514

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	60,299	2,379,428
Aena SME SA(c)	8,873	1,569,697
Banco Bilbao Vizcaya Argentaria SA	1,373,377	12,854,035
Banco Santander SA	3,172,664	12,751,125
Grifols SA(a)	57,035	621,268
Industria de Diseno Textil SA	261,851	11,196,059

		41,371,612

Sweden — 1.7%
Alfa Laval AB	52,696	1,933,564
Atlas Copco AB, Class A	419,301	6,691,798
Atlas Copco AB, Class B	221,453	3,066,671
H & M Hennes & Mauritz AB, Class B	119,753	1,689,564
Industrivarden AB, Class C	22,520	707,783
Investor AB, Class B	203,400	4,789,005
Lifco AB, Class B	33,689	812,811
Saab AB, Class B	17,599	1,133,216
Svenska Cellulosa AB SCA, Class B	116,727	1,589,112
Volvo AB, Class A	33,881	832,969

Security	Shares	Value

Sweden (continued)
Volvo AB, Class B	282,987	$6,781,874

		30,028,367

Switzerland — 5.4%
ABB Ltd., Registered	209,525	8,865,380
Adecco Group AG, Registered	29,579	1,279,086
Banque Cantonale Vaudoise, Registered	6,691	856,691
BKW AG	4,987	792,277
Helvetia Holding AG, Registered	6,007	867,534
Holcim AG	91,275	6,971,477
Logitech International SA, Registered	49,226	4,126,777
Novartis AG, Registered	304,646	31,504,576
Schindler Holding AG, Participation Certificates, NVS	5,163	1,286,045
Swiss Re AG	78,492	8,987,368
UBS Group AG, Registered	871,487	26,085,878
VAT Group AG(c)	5,462	2,542,718

		94,165,807

United Kingdom — 7.2%
3i Group PLC	318,680	9,976,258
Associated British Foods PLC	85,737	2,539,474
BAE Systems PLC	732,310	10,908,830
Berkeley Group Holdings PLC	11,973	725,020
Centrica PLC	2,538,860	4,443,130
Coca-Cola Europacific Partners PLC	33,870	2,333,643
Compass Group PLC	229,261	6,314,708
Haleon PLC	793,590	3,223,375
Hikma Pharmaceuticals PLC	40,222	981,298
HSBC Holdings PLC	3,915,546	30,571,418
Informa PLC	233,510	2,293,430
InterContinental Hotels Group PLC	30,950	2,932,607
J Sainsbury PLC	289,514	988,447
JD Sports Fashion PLC	337,121	498,168
Melrose Industries PLC	379,646	2,829,686
Next PLC	25,584	2,731,259
RELX PLC	400,583	16,533,686
Rolls-Royce Holdings PLC(a)	3,913,777	14,858,459
Sage Group PLC (The)	282,696	4,208,756
Tesco PLC	1,165,496	4,223,314

		124,114,966

Total Common Stocks — 99.7% (Cost: $1,459,208,819)		1,724,754,970

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	59,019	27,044

Total Rights — 0.0% (Cost: $29,316)		27,044

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50 )(d)	6,329	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.7% (Cost: $1,459,238,135)		1,724,782,014

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	757,705	$758,159
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	630,000	630,000

Total Short-Term Securities — 0.1% (Cost: $1,388,100)		1,388,159

Total Investments — 99.8% (Cost: $1,460,626,235)		1,726,170,173

Other Assets Less Liabilities — 0.2%		3,086,879

Net Assets — 100.0%		$1,729,257,052

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,381,308	$—		$(1,623,317	)(a)	$344	$(176)	$758,159	757,705	$2,823	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	380,000	250,000	(a)	—		—	—	630,000	630,000	20,191		—

						$344	$(176)	$1,388,159		$23,014		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	132	03/07/24	$2,266	$149,434
Euro STOXX 50 Index	30	03/15/24	1,508	29,711
FTSE 100 Index	4	03/15/24	385	(1,118)

				$178,027

12	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Momentum Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$179,145	$—	$—	$—	$179,145

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,118	$—	$—	$—	$1,118

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$236,255	$—	$—	$—	$236,255

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$15,052	$—	$—	$—	$15,052

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,468,413

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$93,475,812	$1,631,279,158	$—	$1,724,754,970
Rights	27,044	—	—	27,044
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,388,159	—	—	1,388,159

	$94,891,015	$1,631,279,158	$—	$1,726,170,173

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$179,145	$—	$179,145

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Momentum Factor ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Equity Contracts	$—	$(1,118)	$—	$(1,118)

	$—	$178,027	$—	178,027

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
Aristocrat Leisure Ltd.	486,878	$14,036,990
ASX Ltd.	301,164	12,875,470
BHP Group Ltd.	4,487,194	137,281,249
Brambles Ltd.	1,231,607	11,743,085
Computershare Ltd.	411,320	6,812,795
Fortescue Ltd.	1,558,354	30,117,914
Goodman Group	1,961,717	32,562,874
IDP Education Ltd.	262,169	3,357,272
IGO Ltd.	614,830	2,988,819
Insurance Australia Group Ltd.	2,494,113	9,790,453
James Hardie Industries PLC(a)	394,926	14,837,542
Medibank Pvt Ltd.	4,463,434	11,174,834
Mirvac Group	3,108,809	4,369,121
QBE Insurance Group Ltd.	1,609,004	16,567,241
REA Group Ltd.	73,293	8,741,411
Rio Tinto Ltd.	243,230	20,929,297
Santos Ltd.	6,464,666	32,672,033
Stockland	2,194,736	6,481,297
Washington H Soul Pattinson & Co. Ltd.	266,236	5,951,210
Wesfarmers Ltd.	1,154,802	43,717,270
Woodside Energy Group Ltd.	4,681,400	97,917,164

		524,925,341

Austria — 0.3%
OMV AG	266,557	11,864,826
Verbund AG	141,078	11,472,225

		23,337,051

Belgium — 0.2%
Ageas SA/NV	180,139	7,740,932
Lotus Bakeries NV	268	2,285,162
Umicore SA	93,378	2,124,019
Warehouses De Pauw CVA	150,123	4,392,171

		16,542,284

Canada — 7.8%
Alimentation Couche-Tard Inc.	536,154	31,416,722
ARC Resources Ltd.	2,504,086	38,889,745
Brookfield Asset Management Ltd.	488,346	19,636,271
Canadian National Railway Co.	559,791	69,442,481
Canadian Pacific Kansas City Ltd.	952,933	76,684,013
CCL Industries Inc., Class B, NVS	86,078	3,683,981
Cenovus Energy Inc.	2,746,298	44,489,844
CGI Inc.(a)	154,019	17,248,020
Franco-Nevada Corp.	105,640	11,429,502
Great-West Lifeco Inc.	387,313	12,929,159
iA Financial Corp. Inc.	142,564	9,691,956
IGM Financial Inc.	102,802	2,780,995
Imperial Oil Ltd.	398,137	22,965,171
Intact Financial Corp.	227,267	35,540,843
Manulife Financial Corp.	2,298,009	50,799,083
Nutrien Ltd.	231,403	11,538,739
Power Corp. of Canada	588,617	17,157,871
Sun Life Financial Inc.	735,123	38,105,338
TFI International Inc.	69,402	9,120,934
TMX Group Ltd.	352,112	8,708,188
Toromont Industries Ltd.	80,684	7,067,089
Tourmaline Oil Corp.	976,520	42,221,806

		581,547,751

Denmark — 5.2%
AP Moller - Maersk A/S, Class A	3,331	6,040,003
AP Moller - Maersk A/S, Class B, NVS	5,351	9,866,168

Security	Shares	Value

Denmark (continued)
Carlsberg A/S, Class B	79,853	$10,274,481
Coloplast A/S, Class B	67,395	7,768,737
DSV A/S	165,549	29,618,325
Genmab A/S(a)	33,754	9,333,724
Novo Nordisk A/S	2,405,138	274,917,819
Novozymes A/S, Class B	258,034	13,221,838
Pandora A/S	97,919	14,307,622
Rockwool A/S, Class B	7,321	1,995,901
Tryg A/S	429,670	9,183,815

		386,528,433

Finland — 2.5%
Elisa OYJ	194,504	8,861,886
Fortum OYJ	791,044	10,813,687
Kesko OYJ, Class B	172,936	3,377,371
Kone OYJ, Class B	496,840	24,594,228
Metso OYJ	560,274	5,599,735
Neste OYJ	1,214,580	41,872,058
Nordea Bank Abp	4,150,879	51,148,755
Orion OYJ, Class B	101,049	4,652,062
Sampo OYJ, Class A	547,321	22,908,360
UPM-Kymmene OYJ	274,441	9,982,029

		183,810,171

France — 8.7%
Air Liquide SA	284,281	53,198,441
Amundi SA(b)	71,708	4,850,156
Euronext NV(b)	105,522	9,281,415
Hermes International SCA	40,272	84,960,190
Ipsen SA	19,554	2,254,559
Kering SA	71,154	29,228,170
La Francaise des Jeux SAEM(b)	142,108	5,760,149
Legrand SA	204,521	19,821,276
L’Oreal SA	197,447	94,489,055
LVMH Moet Hennessy Louis Vuitton SE	283,201	235,639,810
Publicis Groupe SA	219,256	21,968,033
Remy Cointreau SA	12,947	1,311,843
Sartorius Stedim Biotech	19,283	5,195,558
Schneider Electric SE	443,177	87,062,118

		655,020,773

Germany — 5.3%
Allianz SE, Registered	569,396	152,128,919
Bechtle AG	57,896	3,002,072
Beiersdorf AG	55,413	8,109,119
Brenntag SE	112,100	9,910,760
Deutsche Boerse AG	290,245	57,799,288
Deutsche Post AG, Registered	729,881	34,957,029
GEA Group AG	151,558	6,069,752
Hannover Rueck SE	77,211	18,508,780
Knorr-Bremse AG	58,822	3,633,206
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	184,134	78,389,327
Nemetschek SE	47,923	4,422,029
Rational AG	7,382	5,670,745
Rheinmetall AG	36,734	12,863,173
Scout24 SE(b)	74,517	5,486,708

		400,950,907

Hong Kong — 2.2%
CK Asset Holdings Ltd.	2,081,000	9,390,179
CK Infrastructure Holdings Ltd.	905,500	5,377,621
CLP Holdings Ltd.	2,375,000	18,889,416
Hang Seng Bank Ltd.	993,500	10,342,502
Henderson Land Development Co. Ltd.	1,332,000	3,470,687

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	12,006,370	$8,544,057
Hong Kong Exchanges & Clearing Ltd.	1,969,400	59,709,841
Power Assets Holdings Ltd.	2,121,000	12,418,847
Sino Land Co. Ltd.	3,158,000	3,298,733
SITC International Holdings Co. Ltd.	1,824,000	2,767,634
Sun Hung Kai Properties Ltd.	1,563,500	14,592,749
Swire Properties Ltd.	1,389,000	2,595,726
Techtronic Industries Co. Ltd.	1,018,500	10,817,595
Wharf Holdings Ltd. (The)	885,005	2,585,708

		164,801,295

Ireland — 0.2%
Kingspan Group PLC	114,242	9,278,346
Smurfit Kappa Group PLC	163,662	6,098,829

		15,377,175

Israel — 0.6%
Bank Hapoalim BM	1,436,562	12,222,141
Bank Leumi Le-Israel BM	1,574,158	11,955,991
Check Point Software Technologies Ltd.(a)	107,092	17,020,132
Mizrahi Tefahot Bank Ltd.	168,380	6,266,650

		47,464,914

Italy — 1.4%
Assicurazioni Generali SpA	1,239,686	27,653,574
Ferrari NV	153,304	53,462,801
FinecoBank Banca Fineco SpA	901,340	12,995,845
Moncler SpA	183,395	11,281,859
Recordati Industria Chimica e Farmaceutica SpA	51,944	2,867,011

		108,261,090

Japan — 12.2%
Advantest Corp.	865,600	34,448,992
Bandai Namco Holdings Inc.	476,600	10,319,600
BayCurrent Consulting Inc.	186,400	4,333,613
Capcom Co. Ltd.	253,700	9,675,805
Chugai Pharmaceutical Co. Ltd.	447,400	16,093,076
Daifuku Co. Ltd.	243,000	4,791,959
Daito Trust Construction Co. Ltd.	107,700	12,250,930
Daiwa House Industry Co. Ltd.	712,500	22,031,884
Disco Corp.	86,200	23,260,120
Fast Retailing Co. Ltd.	142,800	38,124,282
GLP J-REIT	3,428	3,060,633
Hoya Corp.	222,800	28,302,077
Japan Exchange Group Inc.	803,900	17,791,675
Japan Real Estate Investment Corp.	833	3,193,339
Japan Tobacco Inc.	561,000	14,786,492
KDDI Corp.	1,470,200	48,715,130
Kikkoman Corp.	61,500	3,783,986
Kobe Bussan Co. Ltd.	108,100	2,762,247
Koei Tecmo Holdings Co. Ltd.	142,580	1,775,999
Konami Group Corp.	81,000	4,981,353
Lasertec Corp.	110,000	28,647,189
M3 Inc	228,500	3,605,729
McDonald’s Holdings Co. Japan Ltd.(c)	61,000	2,715,993
Mitsui OSK Lines Ltd.	259,000	9,303,401
MonotaRO Co. Ltd.	310,200	2,921,530
MS&AD Insurance Group Holdings Inc.	515,000	21,266,789
Nexon Co. Ltd.	337,000	5,378,192
Nintendo Co. Ltd.	1,327,400	74,163,018
Nippon Building Fund Inc.	1,290	5,219,480
Nippon Prologis REIT Inc.	1,689	3,005,071
Nippon Telegraph & Telephone Corp.	24,996,500	31,389,459
Nippon Yusen KK	360,500	12,423,140
Nissan Chemical Corp.	90,900	3,625,347

Security	Shares	Value

Japan (continued)
Nitori Holdings Co. Ltd.	58,700	$7,682,756
Nitto Denko Corp.	76,700	6,362,866
Obic Co. Ltd.	47,200	7,250,370
Ono Pharmaceutical Co. Ltd.	213,600	3,849,954
Open House Group Co. Ltd.	49,400	1,544,842
Oracle Corp. Japan	51,500	4,058,670
Osaka Gas Co. Ltd.	393,200	8,279,554
Recruit Holdings Co. Ltd.	1,082,800	42,769,209
Secom Co. Ltd.	137,200	9,958,021
Sekisui Chemical Co. Ltd.	268,300	3,830,664
Sekisui House Ltd.	398,300	8,991,301
SG Holdings Co. Ltd.	253,300	3,280,260
Shimano Inc.	62,500	8,973,457
Shin-Etsu Chemical Co. Ltd.	1,274,800	50,178,908
Shionogi & Co. Ltd.	142,700	6,849,088
SMC Corp.	40,600	22,599,766
Sompo Holdings Inc.	318,600	16,519,868
Square Enix Holdings Co. Ltd.	77,000	3,008,870
Tokio Marine Holdings Inc.	2,236,800	58,978,649
Tokyo Electron Ltd.	535,100	99,299,801
Tokyo Gas Co. Ltd.	526,800	12,101,577
Unicharm Corp.	201,400	6,929,846
USS Co. Ltd.	198,100	3,746,349
Yamaha Corp.	89,700	1,972,553
ZOZO Inc.	196,900	4,311,422

		911,476,151

Netherlands — 7.7%
Adyen NV(a)(b)	37,041	46,456,329
ASML Holding NV	479,972	416,417,890
ASR Nederland NV	220,722	10,401,853
BE Semiconductor Industries NV	101,512	15,255,049
IMCD NV	60,644	9,256,744
Randstad NV	141,422	8,041,284
Universal Music Group NV	1,104,318	32,552,781
Wolters Kluwer NV	281,608	41,513,817

		579,895,747

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	272,651	3,937,909
Mercury NZ Ltd.	724,381	2,988,750
Meridian Energy Ltd.	1,318,343	4,466,268
Spark New Zealand Ltd.	2,682,414	8,714,609

		20,107,536

Norway — 1.2%
Aker BP ASA	671,067	17,811,177
Equinor ASA	2,013,109	57,609,307
Gjensidige Forsikring ASA	313,085	5,035,807
Kongsberg Gruppen ASA	91,627	4,669,618
Mowi ASA	225,997	4,068,019
Orkla ASA	330,753	2,590,830

		91,784,758

Portugal — 0.1%
Jeronimo Martins SGPS SA	221,323	5,033,620

Singapore — 1.4%
CapitaLand Ascendas REIT	3,558,200	7,711,427
DBS Group Holdings Ltd.	1,930,200	45,717,333
Oversea-Chinese Banking Corp. Ltd.	4,202,800	40,201,334
Singapore Exchange Ltd.	1,729,800	12,078,560

		105,708,654

Spain — 2.2%
Corp. ACCIONA Energias Renovables SA	103,028	2,677,190

16	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Endesa SA	460,495	$9,123,305
Iberdrola SA	7,260,787	87,426,820
Iberdrola SA, NVS	124,749	1,502,095
Industria de Diseno Textil SA	1,358,060	58,067,068
Naturgy Energy Group SA	162,319	4,370,886
Redeia Corp. SA	120,954	2,012,689

		165,180,053

Sweden — 3.5%
Alfa Laval AB	226,060	8,294,776
Assa Abloy AB, Class B	716,500	19,650,527
Atlas Copco AB, Class A	3,418,267	54,553,536
Atlas Copco AB, Class B	1,990,428	27,563,350
Boliden AB	157,151	4,171,207
Epiroc AB	830,457	14,673,136
Epiroc AB, Class B	495,024	7,718,363
EQT AB	348,010	9,344,814
Evolution AB(b)	230,437	26,906,650
Industrivarden AB, Class A	120,566	3,795,657
Industrivarden AB, Class C	190,055	5,973,253
Indutrade AB	242,550	5,892,529
Lifco AB, Class B	216,143	5,214,861
Nibe Industrier AB, Class B	1,256,199	7,506,016
Sandvik AB	852,847	17,923,333
SKF AB, Class B	242,013	4,768,894
Volvo AB, Class A	170,591	4,194,005
Volvo AB, Class B	1,471,624	35,267,941

		263,412,848

Switzerland — 15.1%
ABB Ltd., Registered	1,851,546	78,342,249
Baloise Holding AG, Registered	62,343	9,958,740
BKW AG	35,942	5,710,048
Cie. Financiere Richemont SA, Class A, Registered	409,348	60,802,318
Clariant AG, Registered	164,301	2,103,328
Coca-Cola HBC AG, Class DI	139,855	4,111,282
EMS-Chemie Holding AG, Registered	6,479	4,891,092
Geberit AG, Registered	44,474	25,600,476
Givaudan SA, Registered	5,621	23,375,134
Helvetia Holding AG, Registered	51,860	7,489,644
Kuehne + Nagel International AG, Registered	71,388	24,191,939
Logitech International SA, Registered	117,639	9,862,062
Nestle SA, Registered	2,157,264	245,821,369
Novartis AG, Registered	1,135,467	117,422,864
Partners Group Holding AG	45,885	61,906,893
Roche Holding AG, Bearer	26,022	7,882,778
Roche Holding AG, NVS	569,291	162,086,457
Schindler Holding AG, Participation Certificates, NVS .	39,794	9,912,236
Schindler Holding AG, Registered	22,716	5,407,335
Sika AG, Registered	106,983	29,533,494
Sonova Holding AG, Registered	38,328	12,249,495
STMicroelectronics NV	701,765	30,812,752
Straumann Holding AG	68,832	10,455,675
Swiss Re AG	338,818	38,794,808
Swisscom AG, Registered	25,448	15,225,120
VAT Group AG(b)	37,170	17,303,706
Zurich Insurance Group AG	222,462	113,030,608

		1,134,283,902

United Kingdom — 14.3%
3i Group PLC	1,194,816	37,403,640
abrdn PLC	2,383,674	5,071,111
Admiral Group PLC	461,313	14,668,427
Anglo American PLC	648,738	15,464,410

Security	Shares	Value

United Kingdom (continued)
Ashtead Group PLC	380,671	$24,892,796
AstraZeneca PLC	1,127,888	149,531,826
Auto Trader Group PLC(b)	1,500,296	13,802,541
BAE Systems PLC	2,400,739	35,762,522
Barratt Developments PLC	730,718	4,980,084
Berkeley Group Holdings PLC	90,336	5,470,263
Bunzl PLC	288,751	11,734,773
Burberry Group PLC	413,337	6,808,455
Compass Group PLC	1,529,903	42,139,268
Croda International PLC	78,912	4,776,274
Diageo PLC	1,461,130	52,772,895
Experian PLC	644,941	26,843,986
Glencore PLC	6,712,932	35,517,843
GSK PLC	2,402,461	47,515,233
Halma PLC	275,074	7,613,797
Hargreaves Lansdown PLC	866,752	8,363,649
Hikma Pharmaceuticals PLC	77,934	1,901,360
Imperial Brands PLC	737,574	17,705,558
Intertek Group PLC	166,976	9,477,669
JD Sports Fashion PLC	2,670,488	3,946,217
Land Securities Group PLC	632,500	5,332,418
London Stock Exchange Group PLC	485,944	54,967,089
Mondi PLC, NVS	284,425	5,096,789
Next PLC	114,993	12,276,252
Persimmon PLC	314,438	5,791,352
Prudential PLC	3,229,465	33,174,896
Reckitt Benckiser Group PLC	541,654	39,162,068
RELX PLC	1,897,017	78,297,591
Rio Tinto PLC	849,301	58,788,117
Schroders PLC	1,249,567	6,392,908
Segro PLC	1,056,507	11,733,640
Spirax-Sarco Engineering PLC	66,270	8,340,797
SSE PLC	1,647,815	35,095,052
St. James’s Place PLC	1,170,171	9,633,202
Taylor Wimpey PLC	2,439,348	4,554,243
Unilever PLC	2,133,851	103,833,646
Wise PLC, Class A(a)	874,246	8,917,224
WPP PLC	1,033,907	9,998,388

		1,075,550,269

Total Common Stocks — 99.4% (Cost: $6,587,991,085)		7,461,000,723

Preferred Stocks

Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	132,075	11,213,423

Total Preferred Stocks — 0.2% (Cost: $15,357,892)		11,213,423

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50 )(d)	15,091	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.6% (Cost: $6,603,348,977)		7,472,214,146

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	59,078	$59,114
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	2,140,000	2,140,000

Total Short-Term Securities — 0.0% (Cost: $2,199,102)		2,199,114

Total Investments — 99.6% (Cost: $6,605,548,079)		7,474,413,260

Other Assets Less Liabilities — 0.4%		32,003,168

Net Assets — 100.0%		$7,506,416,428

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$631,745	$—		$(575,456	)(a)	$2,876	$(51)	$59,114	59,078	$22,600	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,540,000	600,000	(a)	—		—	—	2,140,000	2,140,000	94,773		—

						$2,876	$(51)	$2,199,114		$117,373		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	36	03/07/24	$6,179	$409,258
Euro STOXX 50 Index	288	03/15/24	14,479	282,334
FTSE 100 Index	67	03/15/24	6,453	5,211
SPI 200 Index	50	03/21/24	6,197	110,828

				$807,631

18	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Quality Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$807,631	$—	$—	$—	$807,631

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,297,488	$—	$—	$—	$1,297,488

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(266,051)	$—	$—	$—	$(266,051)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$34,420,039

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$612,556,404	$6,848,444,319	$—	$7,461,000,723
Preferred Stocks	—	11,213,423	—	11,213,423
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	2,199,114	—	—	2,199,114

	$614,755,518	$6,859,657,742	$—	$7,474,413,260

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$807,631	$—	$807,631

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
Ampol Ltd.	276	$6,528
ANZ Group Holdings Ltd.	297	5,240
APA Group	1,115	6,167
Aristocrat Leisure Ltd.	197	5,680
ASX Ltd.	160	6,840
Aurizon Holdings Ltd.	2,280	5,620
BHP Group Ltd.	184	5,629
BlueScope Steel Ltd.	417	6,367
Brambles Ltd.	694	6,617
CAR Group Ltd.	341	7,322
Cochlear Ltd.	36	7,144
Coles Group Ltd.	587	6,092
Commonwealth Bank of Australia	69	5,262
Computershare Ltd.	347	5,747
CSL Ltd.	32	6,284
Dexus	1,128	5,708
Endeavour Group Ltd./Australia	1,598	5,848
Fortescue Ltd.	336	6,494
Goodman Group	391	6,490
GPT Group (The)	2,199	6,646
IDP Education Ltd.	403	5,161
IGO Ltd.	1,052	5,114
Insurance Australia Group Ltd.	1,549	6,081
James Hardie Industries PLC(a)	184	6,913
Lottery Corp. Ltd. (The)	1,720	5,646
Macquarie Group Ltd.	47	5,799
Medibank Pvt Ltd.	2,598	6,504
Mineral Resources Ltd.	144	5,554
Mirvac Group	3,855	5,418
National Australia Bank Ltd.	304	6,412
Northern Star Resources Ltd.	702	6,022
Orica Ltd.	570	6,012
Origin Energy Ltd.	1,064	5,938
Pilbara Minerals Ltd.(b)	2,596	5,913
Qantas Airways Ltd.(a)	1,757	6,335
QBE Insurance Group Ltd.	511	5,262
Ramsay Health Care Ltd.	181	6,034
REA Group Ltd.	56	6,679
Reece Ltd.	434	6,393
Rio Tinto Ltd.	69	5,937
Santos Ltd.	1,236	6,247
Scentre Group	3,236	6,433
SEEK Ltd.	397	6,545
Sonic Healthcare Ltd.	314	6,547
South32 Ltd.	2,860	6,193
Stockland	2,317	6,842
Suncorp Group Ltd.	695	6,397
Telstra Corp. Ltd.	2,282	6,018
Transurban Group	677	5,948
Treasury Wine Estates Ltd.	895	6,276
Vicinity Ltd.	5,118	6,794
Washington H Soul Pattinson & Co. Ltd.	282	6,304
Wesfarmers Ltd.	138	5,224
Westpac Banking Corp.	396	6,212
WiseTech Global Ltd.	139	6,544
Woodside Energy Group Ltd.	270	5,647
Woolworths Group Ltd.	249	5,848
Xero Ltd.(a)	80	5,726

		354,597

Security	Shares	Value

Austria — 0.5%
Erste Group Bank AG	149	$6,419
OMV AG	123	5,475
Verbund AG	59	4,798
voestalpine AG	215	6,396

		23,088

Belgium — 1.5%
Ageas SA/NV	143	6,145
Anheuser-Busch InBev SA/NV	75	4,639
Argenx SE(a)	10	3,776
D’ieteren Group	35	7,071
Elia Group SA/NV	54	6,502
Groupe Bruxelles Lambert NV	58	4,397
KBC Group NV	99	6,458
Lotus Bakeries NV	1	8,527
Sofina SA	27	6,458
Syensqo SA(a)	50	4,457
UCB SA	78	7,337
Umicore SA	236	5,368
Warehouses De Pauw CVA	183	5,354

		76,489

Canada — 10.2%
Agnico Eagle Mines Ltd.	114	5,602
Air Canada(a)	409	5,543
Algonquin Power & Utilities Corp.	1,022	6,059
Alimentation Couche-Tard Inc.	88	5,157
AltaGas Ltd.	300	6,237
ARC Resources Ltd.	379	5,886
Bank of Montreal	63	5,934
Bank of Nova Scotia (The)	104	4,863
Barrick Gold Corp.	361	5,639
BCE Inc.	143	5,770
Brookfield Asset Management Ltd.	174	6,997
Brookfield Corp., Class A	160	6,350
Brookfield Renewable Corp., Class A	227	6,342
BRP Inc.	74	4,670
CAE Inc.(a)	296	5,927
Cameco Corp.	128	6,111
Canadian Apartment Properties REIT	186	6,457
Canadian Imperial Bank of Commerce	137	6,191
Canadian National Railway Co.	48	5,954
Canadian Natural Resources Ltd.	82	5,248
Canadian Pacific Kansas City Ltd.	77	6,196
Canadian Tire Corp. Ltd., Class A, NVS	48	5,102
Canadian Utilities Ltd., Class A, NVS	268	6,108
CCL Industries Inc., Class B, NVS	142	6,077
Cenovus Energy Inc.	311	5,038
CGI Inc.(a)	54	6,047
Constellation Software Inc./Canada	2	5,528
Descartes Systems Group Inc. (The)(a)	85	7,443
Dollarama Inc.	80	5,871
Element Fleet Management Corp.	351	5,921
Emera Inc.	162	5,725
Empire Co. Ltd., Class A, NVS	191	4,950
Enbridge Inc.	152	5,397
Fairfax Financial Holdings Ltd.	6	6,254
First Quantum Minerals Ltd.	560	5,082
FirstService Corp.	34	5,691
Fortis Inc./Canada	141	5,657
Franco-Nevada Corp.	49	5,301
George Weston Ltd.	47	5,988
GFL Environmental Inc.	197	6,693

20	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Gildan Activewear Inc.	169	$5,581
Great-West Lifeco Inc.	180	6,009
Hydro One Ltd.(c)	209	6,203
iA Financial Corp. Inc.	92	6,254
IGM Financial Inc.	211	5,708
Imperial Oil Ltd.	98	5,653
Intact Financial Corp.	37	5,786
Ivanhoe Mines Ltd., Class A(a)(b)	692	7,263
Keyera Corp.	262	6,337
Kinross Gold Corp.	1,190	6,559
Loblaw Companies Ltd.	65	6,495
Lundin Mining Corp.	893	7,293
Magna International Inc.	92	5,229
Manulife Financial Corp.	292	6,455
MEG Energy Corp.(a)	272	5,143
Metro Inc./CN	112	5,881
National Bank of Canada	87	6,654
Northland Power Inc.	376	6,919
Nutrien Ltd.	94	4,687
Onex Corp.	96	7,088
Open Text Corp.	151	6,585
Pan American Silver Corp.	430	5,821
Parkland Corp.	190	6,484
Pembina Pipeline Corp.	158	5,442
Power Corp. of Canada	185	5,393
Quebecor Inc., Class B	227	5,519
RB Global Inc.	96	6,145
Restaurant Brands International Inc.	81	6,323
RioCan REIT	410	5,578
Rogers Communications Inc., Class B, NVS	135	6,306
Royal Bank of Canada	61	5,953
Saputo Inc.	306	6,309
Shopify Inc., Class A(a)	71	5,684
Stantec Inc.	77	6,187
Sun Life Financial Inc.	114	5,909
Suncor Energy Inc.	167	5,530
TC Energy Corp.	154	6,075
Teck Resources Ltd., Class B	159	6,364
TELUS Corp.	325	5,821
TFI International Inc.	47	6,177
Thomson Reuters Corp.	43	6,384
TMX Group Ltd.	291	7,197
Toromont Industries Ltd.	76	6,657
Toronto-Dominion Bank (The)	74	4,495
Tourmaline Oil Corp.	106	4,583
West Fraser Timber Co. Ltd.	81	6,441
Wheaton Precious Metals Corp.	123	5,765
WSP Global Inc.	42	6,170

		523,500

Denmark — 1.7%
AP Moller - Maersk A/S, Class A	1	1,813
AP Moller - Maersk A/S, Class B, NVS	2	3,688
Carlsberg A/S, Class B	39	5,018
Coloplast A/S, Class B	52	5,994
Danske Bank A/S	221	5,934
Demant A/S(a)	141	6,387
DSV A/S	36	6,441
Genmab A/S(a)	18	4,977
Novo Nordisk A/S	50	5,715
Novozymes A/S, Class B	228	11,683
Orsted A/S(c)	108	6,087
Pandora A/S	44	6,429

Security	Shares	Value

Denmark (continued)
Rockwool A/S, Class B	25	$6,816
Tryg A/S	264	5,643
Vestas Wind Systems A/S(a)	224	6,316

		88,941

Finland — 1.5%
Elisa OYJ	128	5,832
Fortum OYJ	424	5,796
Kesko OYJ, Class B	312	6,093
Kone OYJ, Class B	126	6,237
Metso OYJ	559	5,587
Neste OYJ	138	4,757
Nokia OYJ	1,615	5,839
Nordea Bank Abp	436	5,372
Orion OYJ, Class B	149	6,860
Sampo OYJ, Class A	125	5,232
Stora Enso OYJ, Class R	437	5,561
UPM-Kymmene OYJ	161	5,856
Wartsila OYJ Abp	455	6,712

		75,734

France — 6.9%
Accor SA	174	6,872
Aeroports de Paris SA	47	6,289
Air Liquide SA	28	5,240
Airbus SE	39	6,212
Alstom SA	392	4,943
Amundi SA(c)	91	6,155
ArcelorMittal SA	205	5,646
Arkema SA	54	5,877
AXA SA	183	6,142
BioMerieux	49	5,274
BNP Paribas SA	76	5,106
Bollore SE	945	6,242
Bouygues SA	128	4,689
Bureau Veritas SA	225	5,985
Capgemini SE	27	6,003
Carrefour SA	295	5,036
Cie. de Saint-Gobain	97	6,858
Cie. Generale des Etablissements Michelin SCA	177	5,877
Covivio SA/France	122	5,908
Credit Agricole SA	427	6,117
Danone SA	82	5,463
Dassault Aviation SA	29	5,493
Dassault Systemes SE	109	5,650
Edenred SE	106	6,331
Eiffage SA	50	5,231
Engie SA	297	4,744
EssilorLuxottica SA	24	4,703
Eurazeo SE	92	7,837
Eurofins Scientific SE	105	6,323
Euronext NV(c)	74	6,509
Gecina SA	55	6,066
Getlink SE	330	5,686
Hermes International SCA	3	6,329
Ipsen SA	52	5,996
Kering SA	13	5,340
Klepierre SA	239	6,188
La Francaise des Jeux SAEM(c)	160	6,485
Legrand SA	63	6,106
L’Oreal SA	11	5,264
LVMH Moet Hennessy Louis Vuitton SE	6	4,992
Orange SA	455	5,411

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Pernod Ricard SA	31	$5,084
Publicis Groupe SA	70	7,014
Remy Cointreau SA	50	5,066
Renault SA	139	5,235
Safran SA	32	5,975
Sanofi SA	58	5,808
Sartorius Stedim Biotech	26	7,005
Schneider Electric SE	31	6,090
SEB SA	48	5,861
Societe Generale SA	229	5,886
Sodexo SA	45	5,076
Teleperformance SE	41	6,403
Thales SA	38	5,558
TotalEnergies SE	77	4,995
Unibail-Rodamco-Westfield, New(a)	99	7,089
Veolia Environnement SA	193	6,289
Vinci SA	47	5,937
Vivendi SE	622	7,010
Worldline SA/France(a)(c)	409	5,529

		351,528

Germany — 5.3%
adidas AG	28	5,286
Allianz SE, Registered	22	5,878
BASF SE	115	5,497
Bayer AG, Registered	150	4,668
Bayerische Motoren Werke AG	43	4,474
Bechtle AG	110	5,704
Beiersdorf AG	42	6,146
Brenntag SE	71	6,277
Carl Zeiss Meditec AG, Bearer	64	6,746
Commerzbank AG	475	5,455
Continental AG	69	5,637
Covestro AG(a)(c)	113	5,967
Daimler Truck Holding AG	180	6,433
Delivery Hero SE(a)(c)	165	3,744
Deutsche Bank AG, Registered	464	5,994
Deutsche Boerse AG	31	6,173
Deutsche Lufthansa AG, Registered(a)	683	5,679
Deutsche Post AG, Registered	129	6,178
Deutsche Telekom AG, Registered	190	4,664
E.ON SE	453	6,129
Evonik Industries AG	246	4,525
Fresenius Medical Care AG & Co. KGaA	152	5,875
Fresenius SE & Co. KGaA	195	5,474
GEA Group AG	133	5,327
Hannover Rueck SE	22	5,274
Heidelberg Materials AG	68	6,279
HelloFresh SE(a)	354	4,682
Henkel AG & Co. KGaA	32	2,189
Infineon Technologies AG	188	6,854
Knorr-Bremse AG	98	6,053
LEG Immobilien SE(a)	79	6,555
Mercedes-Benz Group AG	76	5,131
Merck KGaA	29	4,758
MTU Aero Engines AG	25	5,748
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	12	5,109
Nemetschek SE	68	6,275
Puma SE	101	4,065
Rational AG	9	6,914
Rheinmetall AG	20	7,003
RWE AG	136	5,022

Security	Shares	Value

Germany (continued)
SAP SE	37	$6,410
Scout24 SE(c)	84	6,185
Siemens AG, Registered	31	5,550
Siemens Healthineers AG(c)	97	5,398
Symrise AG, Class A	52	5,365
Talanx AG(a)	82	5,753
Volkswagen AG	2	282
Vonovia SE	206	6,417
Wacker Chemie AG	46	4,987
Zalando SE(a)(c)	235	4,692

		272,880

Hong Kong — 3.5%
AIA Group Ltd.	600	4,705
BOC Hong Kong Holdings Ltd.	2,000	4,794
Budweiser Brewing Co. APAC Ltd.(c)	3,000	4,728
CK Asset Holdings Ltd.	1,000	4,512
CK Hutchison Holdings Ltd.	1,000	5,165
CK Infrastructure Holdings Ltd.	1,000	5,939
CLP Holdings Ltd.	500	3,977
ESR Group Ltd.(c)	5,000	6,391
Futu Holdings Ltd., ADR(a)	100	4,672
Galaxy Entertainment Group Ltd.	1,000	5,190
Hang Lung Properties Ltd.	4,000	4,644
Hang Seng Bank Ltd.	400	4,164
Henderson Land Development Co. Ltd.	2,464	6,420
HKT Trust & HKT Ltd., Class SS	6,000	7,208
Hong Kong & China Gas Co. Ltd.	8,676	6,174
Hong Kong Exchanges & Clearing Ltd.	100	3,032
Hongkong Land Holdings Ltd.	1,600	4,994
Jardine Matheson Holdings Ltd.	200	8,031
Link REIT	1,160	5,818
MTR Corp. Ltd.	1,500	4,880
New World Development Co. Ltd.	3,000	3,677
Power Assets Holdings Ltd.	1,000	5,855
Sands China Ltd.(a)	2,000	5,250
Sino Land Co. Ltd.	6,000	6,267
SITC International Holdings Co. Ltd.	4,000	6,069
Sun Hung Kai Properties Ltd.	500	4,667
Swire Pacific Ltd., Class A	1,000	7,737
Swire Properties Ltd.	2,600	4,859
Techtronic Industries Co. Ltd.	500	5,311
WH Group Ltd.(c)	9,000	5,310
Wharf Holdings Ltd. (The)	2,000	5,843
Wharf Real Estate Investment Co. Ltd.	2,000	5,860
Xinyi Glass Holdings Ltd.	5,000	4,145

		176,288

Ireland — 0.9%
AIB Group PLC	1,277	5,609
Bank of Ireland Group PLC	626	5,757
CRH PLC	95	6,739
Flutter Entertainment PLC(a)	35	7,184
Kerry Group PLC, Class A	74	6,596
Kingspan Group PLC	73	5,929
Smurfit Kappa Group PLC	178	6,633

		44,447

Israel — 1.8%
Azrieli Group Ltd.	100	6,738
Bank Hapoalim BM	731	6,219
Bank Leumi Le-Israel BM	813	6,175
Check Point Software Technologies Ltd.(a)(b)	41	6,516
CyberArk Software Ltd.(a)	32	7,471

22	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Elbit Systems Ltd.	29	$5,982
Global-e Online Ltd.(a)	173	6,534
ICL Group Ltd.	1,161	5,281
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	1,159	5,622
Mizrahi Tefahot Bank Ltd.	168	6,253
Monday.com Ltd.(a)	35	7,352
Nice Ltd.(a)	31	6,432
Teva Pharmaceutical Industries Ltd., ADR(a)	630	7,623
Wix.com Ltd.(a)	56	7,105

		91,307

Italy — 2.6%
Amplifon SpA	197	6,430
Assicurazioni Generali SpA	217	4,841
Banco BPM SpA	1,029	5,552
DiaSorin SpA	63	5,793
Enel SpA	773	5,274
Eni SpA	312	4,974
Ferrari NV	17	5,929
FinecoBank Banca Fineco SpA	440	6,344
Infrastrutture Wireless Italiane SpA(c)	464	5,611
Intesa Sanpaolo SpA	1,980	6,101
Leonardo SpA	250	4,363
Mediobanca Banca di Credito Finanziario SpA	499	6,609
Moncler SpA	104	6,398
Nexi SpA(a)(c)	658	5,047
Poste Italiane SpA(c)	447	4,847
Prysmian SpA	160	7,042
Recordati Industria Chimica e Farmaceutica SpA	126	6,954
Snam SpA	1,176	5,743
Stellantis NV	267	5,881
Telecom Italia SpA/Milano(a)(b)	21,157	6,377
Tenaris SA, NVS	336	5,307
Terna - Rete Elettrica Nazionale	721	6,079
UniCredit SpA	202	5,917

		133,413

Japan — 26.6%
Advantest Corp.	200	7,960
Aeon Co. Ltd.	300	7,169
AGC Inc.	200	7,522
Aisin Corp.	200	7,467
Ajinomoto Co. Inc.	100	4,107
ANA Holdings Inc.(a)	300	6,629
Asahi Group Holdings Ltd.	200	7,434
Asahi Intecc Co. Ltd.	300	5,700
Asahi Kasei Corp.	900	6,825
Astellas Pharma Inc.	500	5,821
Azbil Corp.	200	6,463
Bandai Namco Holdings Inc.	300	6,496
BayCurrent Consulting Inc.(b)	200	4,650
Bridgestone Corp.	100	4,333
Brother Industries Ltd.	400	6,701
Canon Inc.	300	8,264
Capcom Co. Ltd.	200	7,628
Central Japan Railway Co.	200	4,999
Chiba Bank Ltd. (The)	800	5,928
Chubu Electric Power Co. Inc.	500	6,486
Chugai Pharmaceutical Co. Ltd.	200	7,194
Concordia Financial Group Ltd.	1,300	6,195
Dai Nippon Printing Co. Ltd.	200	5,788
Daifuku Co. Ltd.	300	5,916

Security	Shares	Value

Japan (continued)
Dai-ichi Life Holdings Inc.	300	$6,580
Daiichi Sankyo Co. Ltd.	200	5,988
Daito Trust Construction Co. Ltd.	100	11,375
Daiwa House Industry Co. Ltd.	200	6,184
Daiwa House REIT Investment Corp.	3	5,301
Daiwa Securities Group Inc.	900	6,450
Denso Corp.	300	4,712
Dentsu Group Inc.	200	5,308
East Japan Railway Co.	100	5,719
Eisai Co. Ltd.	100	4,709
ENEOS Holdings Inc.	1,450	5,856
FANUC Corp.	200	5,532
Fuji Electric Co. Ltd.	100	5,008
FUJIFILM Holdings Corp.	100	6,339
GLP J-REIT	7	6,250
Hamamatsu Photonics KK	200	7,901
Hankyu Hanshin Holdings Inc.	200	6,119
Hirose Electric Co. Ltd.	100	11,635
Hitachi Construction Machinery Co. Ltd.	200	5,675
Hitachi Ltd.	100	7,855
Honda Motor Co. Ltd.	600	6,707
Hoshizaki Corp.	200	7,276
Hulic Co. Ltd.	700	7,730
Ibiden Co. Ltd.	100	5,032
Idemitsu Kosan Co. Ltd.	1,020	5,664
Iida Group Holdings Co. Ltd.	400	6,039
Inpex Corp.	400	5,437
Isuzu Motors Ltd.	500	6,822
ITOCHU Corp.	100	4,538
Japan Airlines Co. Ltd.	300	5,765
Japan Exchange Group Inc.	300	6,640
Japan Metropolitan Fund Invest	9	6,110
Japan Post Bank Co. Ltd.	600	6,240
Japan Post Holdings Co. Ltd.	700	6,701
Japan Post Insurance Co. Ltd.	300	5,617
Japan Real Estate Investment Corp.	2	7,667
Japan Tobacco Inc.	200	5,272
JFE Holdings Inc.	400	6,316
JSR Corp.	200	5,455
Kajima Corp.	400	7,139
Kansai Electric Power Co. Inc. (The)	400	5,457
Kao Corp.	200	7,914
Kawasaki Kisen Kaisha Ltd.	200	9,745
KDDI Corp.	200	6,627
KDX Realty Investment Corp.	6	6,508
Keisei Electric Railway Co. Ltd.	100	4,525
Kikkoman Corp.	100	6,153
Kintetsu Group Holdings Co. Ltd.	200	6,172
Kirin Holdings Co. Ltd.	400	5,750
Kobe Bussan Co. Ltd.	200	5,111
Koei Tecmo Holdings Co. Ltd.	500	6,228
Koito Manufacturing Co. Ltd.	400	6,124
Komatsu Ltd.	200	5,690
Konami Group Corp.	100	6,150
Kose Corp.	100	6,542
Kubota Corp.	400	6,055
Kyocera Corp.	400	5,856
Kyowa Kirin Co. Ltd.	400	6,301
LY Corp.	2,300	7,155
M3 Inc.	400	6,312
Makita Corp.	200	5,383
Marubeni Corp.	400	6,823

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MatsukiyoCocokara & Co.	300	$5,453
Mazda Motor Corp.	500	6,062
McDonald’s Holdings Co. Japan Ltd.	100	4,452
MEIJI Holdings Co. Ltd.	300	7,255
MINEBEA MITSUMI Inc.	300	6,201
MISUMI Group Inc.	400	6,858
Mitsubishi Chemical Group Corp.	1,000	6,030
Mitsubishi Corp.	300	5,170
Mitsubishi Electric Corp.	400	5,936
Mitsubishi Estate Co. Ltd.	400	5,542
Mitsubishi HC Capital Inc.	900	6,381
Mitsubishi Heavy Industries Ltd.	100	6,670
Mitsubishi UFJ Financial Group Inc.	600	5,620
Mitsui & Co. Ltd.	200	8,111
Mitsui Chemicals Inc.	200	5,886
Mitsui Fudosan Co. Ltd.	200	5,021
Mitsui OSK Lines Ltd.	200	7,184
Mizuho Financial Group Inc.	300	5,448
MonotaRO Co. Ltd.	600	5,651
MS&AD Insurance Group Holdings Inc.	200	8,259
Murata Manufacturing Co. Ltd.	300	6,058
NEC Corp.	100	6,534
Nexon Co. Ltd.	300	4,788
Nidec Corp.	100	3,730
Nintendo Co. Ltd.	100	5,587
Nippon Building Fund Inc.	1	4,046
Nippon Express Holdings Inc.	100	5,952
Nippon Paint Holdings Co. Ltd.	800	6,301
Nippon Prologis REIT Inc.	3	5,338
Nippon Sanso Holdings Corp.	200	5,068
Nippon Steel Corp.	200	4,813
Nippon Telegraph & Telephone Corp.	5,000	6,279
Nippon Yusen KK	200	6,892
Nissan Chemical Corp.	200	7,977
Nissan Motor Co. Ltd.	1,600	6,281
Nissin Foods Holdings Co. Ltd.	300	9,705
Nitori Holdings Co. Ltd.	100	13,088
Nitto Denko Corp.	100	8,296
Nomura Holdings Inc.	1,700	9,156
Nomura Real Estate Holdings Inc.	200	5,473
Nomura Real Estate Master Fund Inc.	5	5,471
Nomura Research Institute Ltd.	260	7,952
NTT Data Group Corp.	500	7,202
Obayashi Corp.	700	6,480
Odakyu Electric Railway Co. Ltd.	400	6,112
Oji Holdings Corp.	1,600	6,256
Olympus Corp.	400	5,921
Omron Corp.	100	4,497
Ono Pharmaceutical Co. Ltd.	300	5,407
Open House Group Co. Ltd.	200	6,254
Oracle Corp. Japan	100	7,881
Oriental Land Co. Ltd./Japan	200	7,428
ORIX Corp.	300	5,793
Osaka Gas Co. Ltd.	300	6,317
Otsuka Corp.	200	8,416
Otsuka Holdings Co. Ltd.	100	3,931
Pan Pacific International Holdings Corp.	200	4,323
Panasonic Holdings Corp.	600	5,651
Rakuten Group Inc.(a)	1,600	7,028
Recruit Holdings Co. Ltd.	200	7,900
Renesas Electronics Corp.(a)	400	6,563
Resona Holdings Inc.	1,100	6,072

Security	Shares	Value

Japan (continued)
Ricoh Co. Ltd.	800	$6,288
Rohm Co. Ltd.	400	6,904
SBI Holdings Inc.	300	7,370
SCSK Corp.	400	7,854
Secom Co. Ltd.	100	7,258
Seiko Epson Corp.	400	5,839
Sekisui Chemical Co. Ltd.	400	5,711
Sekisui House Ltd.	300	6,772
Seven & i Holdings Co. Ltd.	100	3,949
SG Holdings Co. Ltd.	400	5,180
Sharp Corp./Japan(a)	900	6,052
Shimadzu Corp.	200	5,530
Shimizu Corp.	1,000	6,694
Shin-Etsu Chemical Co. Ltd.	200	7,872
Shionogi & Co. Ltd.	100	4,800
Shiseido Co. Ltd.	200	5,575
Shizuoka Financial Group Inc., NVS	800	7,312
SoftBank Corp.	500	6,643
SoftBank Group Corp.	100	4,317
Sompo Holdings Inc.	100	5,185
Sony Group Corp.	100	9,807
Square Enix Holdings Co. Ltd.	200	7,815
Subaru Corp.	300	5,985
SUMCo Corp.	700	10,612
Sumitomo Chemical Co. Ltd.	2,400	5,651
Sumitomo Corp.	300	6,899
Sumitomo Electric Industries Ltd.	500	6,646
Sumitomo Metal Mining Co. Ltd.	200	5,528
Sumitomo Mitsui Financial Group Inc.	100	5,201
Sumitomo Mitsui Trust Holdings Inc.	400	8,197
Sumitomo Realty & Development Co. Ltd.	200	6,290
Suntory Beverage & Food Ltd.	200	6,525
Suzuki Motor Corp.	100	4,492
Sysmex Corp.	100	5,417
T&D Holdings Inc.	400	6,624
Taisei Corp.	200	7,292
Takeda Pharmaceutical Co. Ltd.	151	4,438
TDK Corp.	100	4,975
Terumo Corp.	200	6,770
TIS Inc.	300	6,673
Tobu Railway Co. Ltd.	300	7,945
Toho Co. Ltd./Tokyo	200	6,515
Tokio Marine Holdings Inc.	200	5,274
Tokyo Electric Power Co. Holdings Inc.(a)	1,300	6,921
Tokyo Gas Co. Ltd.	300	6,892
Tokyu Corp.	500	5,867
TOPPAN Holdings Inc.	300	8,269
Toray Industries Inc.	1,100	5,496
Tosoh Corp.	500	6,447
TOTO Ltd.	200	5,413
Toyota Industries Corp.	100	8,458
Toyota Motor Corp.	300	5,990
Toyota Tsusho Corp.	100	6,553
Trend Micro Inc./Japan(a)	100	5,721
Unicharm Corp.	200	6,882
USS Co. Ltd.	300	5,673
West Japan Railway Co.	200	8,330
Yakult Honsha Co. Ltd.	300	6,553
Yamaha Corp.	300	6,597
Yamaha Motor Co. Ltd.	700	6,616
Yamato Holdings Co. Ltd.	300	5,186
Yaskawa Electric Corp.	200	7,537

24	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yokogawa Electric Corp.	300	$5,895
Zensho Holdings Co. Ltd.	100	4,897
ZOZO Inc.	300	6,569

		1,357,764

Netherlands — 3.2%
ABN AMRO Bank NV, CVA(c)	423	6,226
Adyen NV(a)(c)	5	6,271
Aegon Ltd.	1,091	6,436
AerCap Holdings NV(a)	86	6,584
Akzo Nobel NV	76	5,838
ASM International NV	11	6,097
ASML Holding NV	10	8,676
ASR Nederland NV	149	7,022
BE Semiconductor Industries NV	47	7,063
Davide Campari-Milano NV	523	5,299
EXOR NV, NVS	61	5,902
Ferrovial SE	156	5,949
Heineken Holding NV	62	5,202
Heineken NV	51	5,130
IMCD NV	42	6,411
ING Groep NV	400	5,683
JDE Peet’s NV	176	4,345
Koninklijke Ahold Delhaize NV	162	4,556
Koninklijke KPN NV	1,414	4,810
Koninklijke Philips NV(a)	246	5,204
NN Group NV	170	6,968
OCI NV	272	7,769
Prosus NV	156	4,641
Qiagen NV, NVS	146	6,355
Randstad NV	86	4,890
Universal Music Group NV	216	6,367
Wolters Kluwer NV	42	6,192

		161,886

New Zealand — 0.8%
Auckland International Airport Ltd.	1,282	6,610
EBOS Group Ltd.	266	6,092
Fisher & Paykel Healthcare Corp. Ltd.	450	6,499
Mercury NZ Ltd.	1,680	6,932
Meridian Energy Ltd.	1,966	6,660
Spark New Zealand Ltd.	2,015	6,546

		39,339

Norway — 1.3%
Adevinta ASA(a)	587	6,307
Aker BP ASA	198	5,255
DNB Bank ASA	272	5,287
Equinor ASA	164	4,693
Gjensidige Forsikring ASA	360	5,790
Kongsberg Gruppen ASA	139	7,084
Mowi ASA	334	6,012
Norsk Hydro ASA	823	4,823
Orkla ASA	809	6,337
Salmar ASA	111	6,162
Telenor ASA	548	6,081
Yara International ASA	145	4,793

		68,624

Portugal — 0.3%
EDP - Energias de Portugal SA	1,175	5,241
Galp Energia SGPS SA	396	6,234
Jeronimo Martins SGPS SA	236	5,367

		16,842

Security	Shares	Value

Singapore — 2.5%
CapitaLand Ascendas REIT	2,807	$6,083
CapitaLand Integrated Commercial Trust	4,149	6,185
CapitaLand Investment Ltd./Singapore	2,100	4,610
City Developments Ltd.(b)	1,300	5,900
DBS Group Holdings Ltd.	200	4,737
Genting Singapore Ltd.	8,700	6,534
Grab Holdings Ltd., Class A(a)	1,665	5,112
Jardine Cycle & Carriage Ltd.	300	5,789
Keppel Ltd.	1,100	5,845
Mapletree Logistics Trust	5,090	5,853
Mapletree Pan Asia Commercial Trust	5,900	6,389
Oversea-Chinese Banking Corp. Ltd.	600	5,739
Sea Ltd., ADR(a)(b)	155	5,912
Seatrium Ltd.(a)	77,759	5,771
Sembcorp Industries Ltd.	1,600	6,734
Singapore Airlines Ltd.(b)	1,200	5,956
Singapore Exchange Ltd.	800	5,586
Singapore Technologies Engineering Ltd.	2,100	5,819
Singapore Telecommunications Ltd.	3,300	5,889
United Overseas Bank Ltd.	300	6,324
UOL Group Ltd.	1,400	6,501
Wilmar International Ltd.	1,900	4,652

		127,920

Spain — 2.0%
Acciona SA	39	5,045
ACS Actividades de Construccion y Servicios SA	151	5,959
Aena SME SA(c)	36	6,369
Amadeus IT Group SA	82	5,747
Banco Bilbao Vizcaya Argentaria SA	612	5,728
Banco Santander SA	1,106	4,445
CaixaBank SA	1,262	5,381
Cellnex Telecom SA(c)	156	6,003
Corp. ACCIONA Energias Renovables SA	195	5,067
EDP Renovaveis SA	285	4,615
Enagas SA	290	4,721
Endesa SA	271	5,369
Grifols SA(a)	431	4,695
Iberdrola SA	450	5,418
Iberdrola SA, NVS	8	93
Industria de Diseno Textil SA	155	6,627
Naturgy Energy Group SA	189	5,089
Redeia Corp. SA	315	5,242
Repsol SA	335	4,947
Telefonica SA	1,126	4,582

		101,142

Sweden — 4.5%
Alfa Laval AB	153	5,614
Assa Abloy AB, Class B	227	6,226
Atlas Copco AB, Class A	237	3,782
Atlas Copco AB, Class B	161	2,230
Beijer Ref AB, Class B	523	7,121
Boliden AB	180	4,778
Epiroc AB	195	3,445
Epiroc AB, Class B	131	2,043
EQT AB	239	6,418
Essity AB, Class B	198	4,650
Evolution AB(c)	57	6,655
Fastighets AB Balder, Class B(a)	998	6,624
Getinge AB, Class B	290	6,199
H & M Hennes & Mauritz AB, Class B	356	5,023
Hexagon AB, Class B	581	6,341

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Holmen AB, Class B	131	$5,163
Husqvarna AB, Class B	701	5,453
Industrivarden AB, Class A	97	3,054
Industrivarden AB, Class C	119	3,740
Indutrade AB	280	6,802
Investment AB Latour, Class B	279	7,017
Investor AB, Class B	271	6,381
L E Lundbergforetagen AB, Class B	130	6,778
Lifco AB, Class B	265	6,394
Nibe Industrier AB, Class B	950	5,676
Saab AB, Class B	110	7,083
Sagax AB, Class B	267	6,488
Sandvik AB	300	6,305
Securitas AB, Class B	628	6,100
Skandinaviska Enskilda Banken AB, Class A	399	5,667
Skanska AB, Class B	360	6,242
SKF AB, Class B	333	6,562
Svenska Cellulosa AB SCA, Class B	338	4,601
Svenska Handelsbanken AB, Class A	519	5,595
Swedbank AB, Class A	328	6,684
Swedish Orphan Biovitrum AB(a)	261	7,326
Tele2 AB, Class B	788	6,718
Telefonaktiebolaget LM Ericsson, Class B	1,136	6,297
Telia Co. AB	2,391	6,167
Volvo AB, Class A	34	836
Volvo AB, Class B	220	5,272
Volvo Car AB, Class B(a)	1,659	4,325

		231,875

Switzerland — 5.2%
ABB Ltd., Registered	149	6,304
Adecco Group AG, Registered	129	5,578
Alcon Inc.	79	5,947
Avolta AG, Registered(a)	170	6,495
Bachem Holding AG, Class B	76	5,088
Baloise Holding AG, Registered	39	6,230
Banque Cantonale Vaudoise, Registered	59	7,554
Barry Callebaut AG, Registered	3	4,382
BKW AG	34	5,401
Cie. Financiere Richemont SA, Class A, Registered	43	6,387
Clariant AG, Registered	398	5,095
Coca-Cola HBC AG, Class DI	228	6,702
DSM-Firmenich AG	56	5,921
EMS-Chemie Holding AG, Registered	8	6,039
Geberit AG, Registered	12	6,907
Givaudan SA, Registered	1	4,159
Helvetia Holding AG, Registered	41	5,921
Holcim AG	78	5,958
Julius Baer Group Ltd.	106	5,771
Kuehne + Nagel International AG, Registered	20	6,778
Logitech International SA, Registered	71	5,952
Lonza Group AG, Registered	14	6,845
Nestle SA, Registered	47	5,356
Novartis AG, Registered	55	5,688
Partners Group Holding AG	4	5,397
Roche Holding AG, Bearer	1	303
Roche Holding AG, NVS	19	5,410
Sandoz Group AG(a)	199	6,825
Schindler Holding AG, Participation Certificates, NVS	16	3,985
Schindler Holding AG, Registered	11	2,618
SGS SA	66	6,099
Siemens Energy AG(a)	415	6,166
SIG Group AG	255	5,338

Security	Shares	Value

Switzerland (continued)
Sika AG, Registered	20	$5,521
Sonova Holding AG, Registered	22	7,031
STMicroelectronics NV	141	6,191
Straumann Holding AG	42	6,380
Swatch Group AG (The), Bearer	16	3,756
Swatch Group AG (The), Registered	28	1,274
Swiss Life Holding AG, Registered	9	6,463
Swiss Prime Site AG, Registered	53	5,368
Swiss Re AG	49	5,610
Swisscom AG, Registered	10	5,983
Temenos AG, Registered	77	7,836
UBS Group AG, Registered	207	6,196
VAT Group AG(c)	14	6,517
Zurich Insurance Group AG	10	5,081

		263,806

United Kingdom — 9.3%
3i Group PLC	212	6,637
abrdn PLC	2,885	6,138
Admiral Group PLC	182	5,787
Anglo American PLC	197	4,696
Antofagasta PLC	346	7,542
Ashtead Group PLC	95	6,212
Associated British Foods PLC	196	5,805
AstraZeneca PLC	42	5,568
Auto Trader Group PLC(c)	662	6,090
Aviva PLC	976	5,328
BAE Systems PLC	374	5,571
Barclays PLC	2,863	5,320
Barratt Developments PLC	1,000	6,815
Berkeley Group Holdings PLC	90	5,450
BP PLC	923	5,391
British American Tobacco PLC	164	4,835
BT Group PLC	3,932	5,571
Bunzl PLC	153	6,218
Burberry Group PLC	306	5,040
Centrica PLC	3,154	5,520
Coca-Cola Europacific Partners PLC	89	6,132
Compass Group PLC	204	5,619
Croda International PLC	105	6,355
DCC PLC	84	6,107
Diageo PLC	156	5,634
Endeavour Mining PLC	286	5,081
Entain PLC	564	6,870
Experian PLC	154	6,410
Glencore PLC	804	4,254
GSK PLC	315	6,230
Haleon PLC	1,384	5,622
Halma PLC	229	6,339
Hargreaves Lansdown PLC	687	6,629
Hikma Pharmaceuticals PLC	267	6,514
HSBC Holdings PLC	689	5,380
Imperial Brands PLC	246	5,905
Informa PLC	644	6,325
InterContinental Hotels Group PLC	77	7,296
Intertek Group PLC	120	6,811
J Sainsbury PLC	1,826	6,234
JD Sports Fashion PLC	3,443	5,088
Kingfisher PLC	2,113	5,875
Land Securities Group PLC	654	5,514
Legal & General Group PLC	2,004	6,446
Lloyds Banking Group PLC	10,012	5,367
London Stock Exchange Group PLC	45	5,090

26	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
M&G PLC	2,409	$6,811
Melrose Industries PLC	918	6,842
Mondi PLC, NVS	301	5,394
National Grid PLC	431	5,741
NatWest Group PLC, NVS	1,929	5,444
Next PLC	61	6,512
Ocado Group PLC(a)	819	5,610
Pearson PLC	478	5,864
Persimmon PLC	379	6,981
Phoenix Group Holdings PLC	846	5,401
Prudential PLC	482	4,951
Reckitt Benckiser Group PLC	84	6,073
RELX PLC	147	6,067
Rentokil Initial PLC	999	5,145
Rio Tinto PLC	79	5,468
Rolls-Royce Holdings PLC(a)	1,865	7,080
Sage Group PLC (The)	477	7,102
Schroders PLC	1,000	5,116
Segro PLC	502	5,575
Severn Trent PLC	176	5,785
Shell PLC	159	4,929
Smith & Nephew PLC	465	6,503
Smiths Group PLC	280	5,738
Spirax-Sarco Engineering PLC	52	6,545
SSE PLC	266	5,665
St. James’s Place PLC	718	5,911
Standard Chartered PLC	619	4,678
Taylor Wimpey PLC	3,496	6,527
Tesco PLC	1,702	6,167
Unilever PLC	104	5,061
United Utilities Group PLC	405	5,455
Vodafone Group PLC	6,147	5,226
Whitbread PLC	127	5,757
Wise PLC, Class A(a)	660	6,732
WPP PLC	673	6,508

		477,025

Total Common Stocks — 99.0% (Cost: $5,721,167)		5,058,435

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	4	391
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	55	4,670
Henkel AG & Co. KGaA, Preference Shares, NVS	44	3,373
Porsche Automobil Holding SE, Preference Shares, NVS	114	5,691
Sartorius AG, Preference Shares, NVS	19	6,931
Volkswagen AG, Preference Shares, NVS	40	5,144

		26,200

Total Preferred Stocks — 0.5% (Cost: $40,311)		26,200

Security	Shares	Value

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	151	$69

Total Rights — 0.0% (Cost: $75)		69

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	9	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 99.5% (Cost: $5,761,553)		5,084,704

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	41,589	41,614

Total Short-Term Securities — 0.8% (Cost: $41,603)		41,614

Total Investments — 100.3% (Cost: $5,803,156)		5,126,318

Liabilities in Excess of Other Assets — (0.3)%		(16,841)

Net Assets — 100.0%		$5,109,477

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Size Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$102,095	$—		$ (60,505	)(a)	$29	$(5)	$41,614	41,589	$147	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	160		—

						$29	$(5)	$41,614		$307		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	1	03/07/24	$17	$1,155

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,155	$—	$—	$—	$1,155

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,963	$—	$—	$—	$1,963

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(1,170)	$—	$—	$—	$(1,170)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$45,235

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Size Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$650,991	$4,407,444	$—	$5,058,435
Preferred Stocks	—	26,200	—	26,200
Rights	69	—	—	69
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	41,614	—	—	41,614

	$692,674	$4,433,644	$—	$5,126,318

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,155	$—	$1,155

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) January 31, 2024	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Aurizon Holdings Ltd.	342,500	$844,273
BHP Group Ltd.	500,575	15,314,596
BlueScope Steel Ltd.	120,823	1,844,763
Dexus	240,054	1,214,833
Fortescue Ltd.	225,572	4,359,573
Qantas Airways Ltd.(a)	230,263	830,181
Rio Tinto Ltd.	44,842	3,858,535
Santos Ltd.	293,955	1,485,631
Sonic Healthcare Ltd.	74,764	1,558,844
South32 Ltd.	888,503	1,923,801
Vicinity Ltd.	899,603	1,194,139
Woodside Energy Group Ltd.	129,861	2,716,201

		37,145,370

Austria — 0.4%
Erste Group Bank AG	82,201	3,541,088
OMV AG	33,571	1,494,292
voestalpine AG	39,008	1,160,555

		6,195,935

Belgium — 0.9%
Ageas SA/NV	34,629	1,488,077
Anheuser-Busch InBev SA/NV	170,842	10,567,874
Syensqo SA(a)	14,749	1,314,829
UCB SA	25,990	2,444,767

		15,815,547

Canada — 3.1%
Air Canada(a)	29,578	400,841
Algonquin Power & Utilities Corp.	105,360	624,582
AltaGas Ltd.	60,872	1,265,478
Canadian Tire Corp. Ltd., Class A, NVS	8,025	852,968
CGI Inc.(a)	35,899	4,020,197
Empire Co. Ltd., Class A, NVS	40,415	1,047,312
Fairfax Financial Holdings Ltd.	3,818	3,979,927
First Quantum Minerals Ltd.	75,125	681,710
George Weston Ltd.	10,981	1,399,119
iA Financial Corp. Inc.	11,892	808,456
Kinross Gold Corp.	170,535	939,912
Loblaw Companies Ltd.	24,085	2,406,798
Lundin Mining Corp.	126,407	1,032,354
Magna International Inc.	47,844	2,719,149
Manulife Financial Corp.	356,499	7,880,658
Metro Inc./CN	35,623	1,870,376
Nutrien Ltd.	87,171	4,346,717
Onex Corp.	11,054	816,193
Open Text Corp.	109,615	4,780,191
Power Corp. of Canada	75,725	2,207,343
Saputo Inc.	47,010	969,257
Teck Resources Ltd., Class B	116,433	4,660,091
West Fraser Timber Co. Ltd.	16,357	1,300,701

		51,010,330

Denmark — 0.8%
AP Moller—Maersk A/S, Class A	1,909	3,461,533
AP Moller—Maersk A/S, Class B, NVS	3,022	5,571,961
Danske Bank A/S	139,385	3,742,690

		12,776,184

Finland — 0.7%
Nokia OYJ	2,921,685	10,562,543
Stora Enso OYJ, Class R	85,401	1,086,708

		11,649,251

Security	Shares	Value

France — 11.3%
Alstom SA	101,656	$1,281,924
ArcelorMittal SA	259,813	7,155,254
Arkema SA	11,414	1,242,220
AXA SA	217,681	7,306,530
BNP Paribas SA	291,480	19,582,841
Bollore SE	160,399	1,059,440
Bouygues SA	60,887	2,230,449
Capgemini SE	36,342	8,079,604
Carrefour SA	253,431	4,326,649
Cie. de Saint-Gobain	153,252	10,835,917
Cie. Generale des Etablissements Michelin SCA	120,443	3,999,028
Credit Agricole SA	315,484	4,519,261
Danone SA	108,342	7,218,136
Dassault Aviation SA	9,366	1,773,999
Eiffage SA	20,965	2,193,571
Engie SA	597,730	9,547,225
Eurazeo SE	10,874	926,250
Ipsen SA	8,741	1,007,830
Orange SA	456,857	5,432,908
Publicis Groupe SA	40,438	4,051,626
Renault SA	105,614	3,977,389
Sanofi SA	331,204	33,168,602
Societe Generale SA	347,060	8,921,184
Teleperformance SE	7,656	1,195,668
TotalEnergies SE	325,223	21,099,032
Unibail-Rodamco-Westfield, New(a)	15,631	1,119,253
Vinci SA	86,107	10,877,231
Vivendi SE	218,791	2,465,678
Worldline SA/France(a)(b)	61,461	830,860

		187,425,559

Germany — 8.7%
BASF SE	158,366	7,570,527
Bayer AG, Registered	432,700	13,464,159
Bayerische Motoren Werke AG	102,967	10,714,035
Commerzbank AG	382,008	4,386,824
Continental AG	26,097	2,131,881
Daimler Truck Holding AG	141,666	5,062,740
Deutsche Bank AG, Registered	893,640	11,543,796
Deutsche Lufthansa AG, Registered(a)	221,704	1,843,551
Deutsche Telekom AG, Registered	505,746	12,414,956
E.ON SE	382,123	5,169,848
Evonik Industries AG	42,786	787,097
Fresenius Medical Care AG & Co. KGaA	82,242	3,178,620
Fresenius SE & Co. KGaA	211,524	5,938,078
Heidelberg Materials AG	43,843	4,048,657
Henkel AG & Co. KGaA	24,784	1,694,994
Infineon Technologies AG	195,627	7,131,958
Mercedes-Benz Group AG	254,847	17,205,429
Merck KGaA	20,297	3,330,240
RWE AG	152,643	5,636,438
Siemens AG, Registered	110,195	19,727,533
Talanx AG(a)	7,103	498,353
Volkswagen AG	13,991	1,975,265

		145,454,979

Hong Kong — 1.9%
BOC Hong Kong Holdings Ltd.	732,500	1,755,651
CK Asset Holdings Ltd.	500,000	2,256,170
CK Hutchison Holdings Ltd.	1,722,000	8,893,820
CK Infrastructure Holdings Ltd.	184,000	1,092,747
Hongkong Land Holdings Ltd.	254,600	794,735
Jardine Matheson Holdings Ltd.	90,100	3,617,886

30	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
New World Development Co. Ltd.	564,000	$691,268
Power Assets Holdings Ltd.	265,500	1,554,551
Sino Land Co. Ltd.	1,352,000	1,412,250
SITC International Holdings Co. Ltd.	592,000	898,267
Sun Hung Kai Properties Ltd.	357,000	3,332,019
Swire Pacific Ltd., Class A	84,000	649,911
WH Group Ltd.(b)	5,145,000	3,035,522
Wharf Holdings Ltd. (The)	219,363	640,910
Xinyi Glass Holdings Ltd.	572,000	474,202

		31,099,909

Ireland — 0.2%
AIB Group PLC	262,886	1,154,707
Bank of Ireland Group PLC	222,794	2,048,809

		3,203,516

Israel — 1.1%
Bank Hapoalim BM	280,482	2,386,316
Bank Leumi Le-Israel BM	339,469	2,578,323
Check Point Software Technologies Ltd.(a)	16,089	2,557,025
ICL Group Ltd.	135,330	615,520
Isracard Ltd.	2	7
Israel Discount Bank Ltd., Class A	299,441	1,452,555
Mizrahi Tefahot Bank Ltd.	19,347	720,043
Teva Pharmaceutical Industries Ltd., ADR(a)	631,532	7,641,537

		17,951,326

Italy — 4.5%
Banco BPM SpA	179,232	967,009
Enel SpA	1,646,826	11,236,913
Eni SpA	449,388	7,163,847
Intesa Sanpaolo SpA	3,429,527	10,567,379
Leonardo SpA	41,551	725,234
Mediobanca Banca di Credito Finanziario SpA	96,665	1,280,231
Nexi SpA(a)(b)	118,068	905,636
Stellantis NV	1,209,513	26,641,512
Telecom Italia SpA/Milano(a)(c)	2,990,662	901,407
Tenaris SA, NVS	47,054	743,184
UniCredit SpA	499,706	14,637,417

		75,769,769

Japan — 32.6%
AGC Inc.	66,100	2,485,905
Aisin Corp.	39,600	1,478,469
ANA Holdings Inc.(a)	19,600	433,124
Asahi Group Holdings Ltd.	135,100	5,021,389
Asahi Kasei Corp.	240,000	1,820,050
Astellas Pharma Inc.	338,400	3,939,813
Bridgestone Corp.	92,200	3,995,273
Brother Industries Ltd.	115,800	1,939,948
Canon Inc.	455,400	12,544,960
Central Japan Railway Co.	194,200	4,853,570
Chiba Bank Ltd. (The)	88,300	654,326
Chubu Electric Power Co. Inc.	321,200	4,166,827
Concordia Financial Group Ltd.	205,400	978,822
Dai Nippon Printing Co. Ltd.	56,400	1,632,213
Daito Trust Construction Co. Ltd.	41,000	4,663,771
Daiwa House Industry Co. Ltd.	230,400	7,124,415
Daiwa House REIT Investment Corp.	353	623,716
Daiwa Securities Group Inc.	178,000	1,275,701
Denso Corp.	226,800	3,562,586
Dentsu Group Inc.	32,300	857,283
ENEOS Holdings Inc.	458,500	1,851,677
Fuji Electric Co. Ltd.	24,300	1,216,944
FUJIFILM Holdings Corp.	152,300	9,653,520

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	50,000	$6,920,712
Hankyu Hanshin Holdings Inc.	40,700	1,245,238
Hirose Electric Co. Ltd.	7,400	861,011
Hitachi Construction Machinery Co. Ltd.	27,000	766,055
Hitachi Ltd.	182,900	14,366,859
Honda Motor Co. Ltd.	1,434,800	16,038,280
Hulic Co. Ltd.	228,600	2,524,280
Ibiden Co. Ltd.	32,700	1,645,462
Idemitsu Kosan Co. Ltd.	177,900	987,875
Iida Group Holdings Co. Ltd.	36,400	549,529
Inpex Corp.	201,500	2,738,880
Isuzu Motors Ltd.	130,400	1,779,300
ITOCHU Corp.	319,000	14,477,528
Japan Post Bank Co. Ltd.	241,100	2,507,403
Japan Post Holdings Co. Ltd.	537,900	5,149,145
Japan Post Insurance Co. Ltd.	34,700	649,649
Japan Real Estate Investment Corp.	235	900,882
Japan Tobacco Inc.	352,900	9,301,521
JFE Holdings Inc.	235,700	3,721,424
Kajima Corp.	127,800	2,280,828
Kansai Electric Power Co. Inc. (The)	304,700	4,156,759
Kawasaki Kisen Kaisha Ltd.	53,900	2,626,212
KDDI Corp.	204,600	6,779,428
Kirin Holdings Co. Ltd.	171,100	2,459,384
Koito Manufacturing Co. Ltd.	25,600	391,918
Komatsu Ltd.	228,700	6,506,504
Kubota Corp.	191,000	2,891,256
Kyocera Corp.	559,200	8,186,727
LY Corp.	267,400	831,890
Marubeni Corp.	547,000	9,329,995
Mazda Motor Corp.	200,300	2,428,326
MEIJI Holdings Co. Ltd.	56,700	1,371,267
MINEBEA MITSUMI Inc.	62,300	1,287,754
Mitsubishi Chemical Group Corp.	308,800	1,861,984
Mitsubishi Corp.	1,219,700	21,021,459
Mitsubishi Electric Corp.	434,300	6,445,142
Mitsubishi Estate Co. Ltd.	324,200	4,492,087
Mitsubishi HC Capital Inc.	125,900	892,687
Mitsubishi Heavy Industries Ltd.	73,700	4,916,046
Mitsubishi UFJ Financial Group Inc.	2,034,000	19,051,555
Mitsui & Co. Ltd.	448,400	18,185,860
Mitsui Chemicals Inc.	45,300	1,333,191
Mitsui OSK Lines Ltd.	163,400	5,869,404
Mizuho Financial Group Inc.	520,170	9,447,098
MS&AD Insurance Group Holdings Inc.	45,100	1,862,393
Murata Manufacturing Co. Ltd.	366,900	7,408,489
NEC Corp.	105,500	6,893,866
Nippon Building Fund Inc.	391	1,582,029
Nippon Express Holdings Inc.	25,000	1,488,033
Nippon Steel Corp.	291,000	7,002,815
Nippon Telegraph & Telephone Corp.	4,878,500	6,126,197
Nippon Yusen KK	253,100	8,722,043
Nissan Motor Co. Ltd.	902,500	3,543,057
Nomura Holdings Inc.	687,100	3,700,821
NTT Data Group Corp.	149,400	2,151,902
Obayashi Corp.	228,500	2,115,119
Oji Holdings Corp.	253,500	991,142
Ono Pharmaceutical Co. Ltd.	104,500	1,883,521
ORIX Corp.	189,700	3,662,968
Osaka Gas Co. Ltd.	121,900	2,566,830
Otsuka Holdings Co. Ltd.	118,700	4,665,898
Panasonic Holdings Corp.	486,600	4,583,177

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Renesas Electronics Corp.(a)	608,600	$9,985,651
Resona Holdings Inc.	366,000	2,020,415
Ricoh Co. Ltd.	341,500	2,684,188
Rohm Co. Ltd.	148,000	2,554,367
SBI Holdings Inc.	42,000	1,031,758
SCSK Corp.	30,900	606,710
Secom Co. Ltd.	27,300	1,981,443
Seiko Epson Corp.	157,000	2,291,793
Sekisui Chemical Co. Ltd.	58,100	829,525
Sekisui House Ltd.	108,900	2,458,330
Seven & i Holdings Co. Ltd.	187,700	7,413,177
Shimizu Corp.	171,500	1,148,042
Shionogi & Co. Ltd.	65,300	3,134,166
Shizuoka Financial Group Inc., NVS	91,400	835,396
Subaru Corp.	195,500	3,900,090
SUMCO Corp.	180,200	2,731,907
Sumitomo Chemical Co. Ltd.	349,200	822,219
Sumitomo Corp.	421,400	9,691,288
Sumitomo Electric Industries Ltd.	168,200	2,235,647
Sumitomo Metal Mining Co. Ltd.	49,800	1,376,406
Sumitomo Mitsui Financial Group Inc.	253,300	13,174,981
Sumitomo Mitsui Trust Holdings Inc.	123,800	2,537,065
Suntory Beverage & Food Ltd.	32,700	1,066,830
Suzuki Motor Corp.	61,600	2,766,989
Taisei Corp.	43,900	1,600,532
Takeda Pharmaceutical Co. Ltd.	395,200	11,615,117
TDK Corp.	160,500	7,985,647
Tokyo Electric Power Co. Holdings Inc.(a)	952,200	5,069,658
Tokyo Gas Co. Ltd.	123,500	2,837,025
TOPPAN Holdings Inc.	70,300	1,937,780
Toray Industries Inc.	265,600	1,327,051
Tosoh Corp.	64,600	832,994
Toyota Industries Corp.	44,000	3,721,480
Toyota Motor Corp.	1,889,300	37,725,193
Toyota Tsusho Corp.	67,400	4,416,818
Yamaha Motor Co. Ltd.	191,100	1,806,229
Yamato Holdings Co. Ltd.	46,400	802,090
Yokogawa Electric Corp.	56,400	1,108,299

		541,964,692

Netherlands — 2.5%
ABN AMRO Bank NV, CVA(b)	135,759	1,998,017
Aegon Ltd.	404,293	2,385,101
AerCap Holdings NV(a)	66,019	5,054,415
ASR Nederland NV	18,052	850,728
EXOR NV, NVS	16,221	1,569,422
ING Groep NV	744,424	10,577,122
JDE Peet’s NV	30,288	747,670
Koninklijke Ahold Delhaize NV	296,565	8,340,342
Koninklijke Philips NV(a)	206,814	4,375,266
NN Group NV	100,961	4,138,213
OCI NV	14,511	414,492
Randstad NV	20,896	1,188,151

		41,638,939

Norway — 0.5%
Adevinta ASA(a)	32,018	344,009
Aker BP ASA	28,962	768,697
Equinor ASA	102,205	2,924,809
Norsk Hydro ASA	224,651	1,316,568
Orkla ASA	157,837	1,236,357
Yara International ASA	32,930	1,088,424

		7,678,864

Security	Shares	Value

Singapore — 0.5%
Jardine Cycle & Carriage Ltd.	27,500	$530,641
Keppel Ltd.	331,000	1,758,855
Seatrium Ltd.(a)	6,946,083	515,491
Singapore Airlines Ltd.(c)	398,200	1,976,379
Singapore Telecommunications Ltd.	1,019,500	1,819,341
Wilmar International Ltd.	852,300	2,087,017

		8,687,724

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	46,493	1,834,637
Banco Bilbao Vizcaya Argentaria SA	1,305,551	12,219,222
Banco Santander SA	5,131,989	20,625,768
CaixaBank SA	822,663	3,507,827
Grifols SA(a)	87,614	954,357
Repsol SA	359,799	5,313,612
Telefonica SA	1,054,905	4,292,232

		48,747,655

Sweden — 1.5%
Boliden AB	40,956	1,087,082
Industrivarden AB, Class A	28,582	899,818
Industrivarden AB, Class C	24,551	771,615
Securitas AB, Class B	121,210	1,177,440
Skanska AB, Class B	67,656	1,173,128
SKF AB, Class B	70,773	1,394,590
Svenska Handelsbanken AB, Class A	186,135	2,006,597
Swedbank AB, Class A	129,904	2,647,181
Telefonaktiebolaget LM Ericsson, Class B	1,283,834	7,116,903
Telia Co. AB	319,683	824,517
Volvo AB, Class B	253,744	6,081,056
Volvo Car AB, Class B(a)	108,003	281,564

		25,461,491

Switzerland — 6.2%
Adecco Group AG, Registered	34,896	1,509,010
Coca-Cola HBC AG, Class DI	40,206	1,181,926
Holcim AG	86,782	6,628,307
Novartis AG, Registered	356,628	36,880,227
Roche Holding AG, NVS	99,877	28,436,615
Sandoz Group AG(a)	113,827	3,903,695
Siemens Energy AG(a)	210,052	3,120,735
STMicroelectronics NV	238,149	10,456,529
Swatch Group AG (The), Registered	13,360	607,867
UBS Group AG, Registered	378,811	11,338,801

		104,063,712

United Kingdom — 15.6%
3i Group PLC	188,660	5,905,990
abrdn PLC	272,288	579,275
Anglo American PLC	259,725	6,191,242
Associated British Foods PLC	105,339	3,120,072
Aviva PLC	365,972	1,997,685
Barclays PLC	6,716,307	12,481,096
Barratt Developments PLC	213,376	1,454,228
Berkeley Group Holdings PLC	15,427	934,176
BP PLC	2,434,418	14,218,015
British American Tobacco PLC	1,211,656	35,723,988
BT Group PLC	2,400,368	3,400,677
Coca-Cola Europacific Partners PLC	32,288	2,224,643
DCC PLC	21,418	1,557,074
Glencore PLC	1,986,895	10,512,578
GSK PLC	888,704	17,576,551
Haleon PLC	876,832	3,561,484
Hikma Pharmaceuticals PLC	41,159	1,004,158
HSBC Holdings PLC	4,287,128	33,472,620

32	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Imperial Brands PLC	385,757	$9,260,146
Informa PLC	167,789	1,647,948
J Sainsbury PLC	832,238	2,841,394
Kingfisher PLC	470,536	1,308,243
Lloyds Banking Group PLC	18,425,309	9,876,985
NatWest Group PLC, NVS	2,062,375	5,820,307
Pearson PLC	74,401	912,735
Persimmon PLC	55,821	1,028,117
Phoenix Group Holdings PLC	85,821	547,935
Rio Tinto PLC	174,757	12,096,577
Shell PLC	943,496	29,250,553
Smith & Nephew PLC	159,806	2,234,887
Standard Chartered PLC	871,578	6,586,987
Taylor Wimpey PLC	725,100	1,353,756
Tesco PLC	2,322,805	8,416,961
Vodafone Group PLC	9,420,089	8,008,399
WPP PLC	203,632	1,969,221

		259,076,703

Total Common Stocks — 98.1% (Cost: $1,495,879,409)		1,632,817,455

Preferred Stocks

Germany — 1.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	20,350	1,988,408
Henkel AG & Co. KGaA, Preference Shares, NVS	35,998	2,759,553
Porsche Automobil Holding SE, Preference Shares, NVS	82,078	4,097,659
Volkswagen AG, Preference Shares, NVS	101,544	13,060,084

		21,905,704

Total Preferred Stocks — 1.3% (Cost: $28,012,227)		21,905,704

Security	Shares	Value

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(a)	46,493	$21,304

Total Rights — 0.0% (Cost: $23,094)		21,304

Total Long-Term Investments — 99.4% (Cost: $1,523,914,730)		1,654,744,463

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	1,999,618	2,000,818
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	470,000	470,000

Total Short-Term Securities — 0.1% (Cost: $2,469,700)		2,470,818

Total Investments — 99.5% (Cost: $1,526,384,430)		1,657,215,281

Other Assets Less Liabilities — 0.5%		7,656,393

Net Assets — 100.0%		$1,664,871,674

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,275,031	$—		$ (4,277,135	)(a)	$2,353	$569	$2,000,818	1,999,618	$10,808	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	60,000	(a)	—		—	—	470,000	470,000	36,676		—

						$2,353	$569	$2,470,818		$47,484		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	18	03/07/24	$3,089	$196,523
Euro STOXX 50 Index	68	03/15/24	3,419	68,985
FTSE 100 Index	34	03/15/24	3,275	(4,163)

				$261,345

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$265,508	$—	$—	$—	$265,508

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,163	$—	$—	$—	$4,163

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$380,592	$—	$—	$—	$380,592

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$29,286	$—	$—	$—	$29,286

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,754,768

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

34	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares® MSCI Intl Value Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$71,048,195	$1,561,769,260	$—	$1,632,817,455
Preferred Stocks	—	21,905,704	—	21,905,704
Rights	21,304	—	—	21,304
Short-Term Securities
Money Market Funds	2,470,818	—	—	2,470,818

	$73,540,317	$1,583,674,964	$—	$1,657,215,281

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$265,508	$—	$265,508
Liabilities
Equity Contracts	—	(4,163)	—	(4,163)

	$—	$261,345	$—	261,345

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,724,782,014	$7,472,214,146	$5,084,704	$1,654,744,463
Investments, at value — affiliated(c)	1,388,159	2,199,114	41,614	2,470,818
Cash	7,084	6,960	1,461	2,025
Foreign currency collateral pledged for futures contracts(d)	240,261	2,118,083	849	560,206
Foreign currency, at value(e)	1,818,342	13,445,372	7,144	5,313,793
Receivables:
Securities lending income — affiliated	619	368	14	928
Dividends — unaffiliated	947,902	3,031,501	5,536	2,317,416
Dividends — affiliated	1,915	6,795	—	1,996
Tax reclaims	1,268,319	15,469,859	11,062	1,947,235

Total assets	1,730,454,615	7,508,492,198	5,152,384	1,667,358,880

LIABILITIES
Collateral on securities loaned, at value	758,345	55,690	41,601	2,000,021
Payables:
Investment advisory fees	424,171	1,883,811	1,303	421,459
Professional fees	—	—	—	15,708
Variation margin on futures contracts	15,047	136,269	3	50,018

Total liabilities	1,197,563	2,075,770	42,907	2,487,206

Commitments and contingent liabilities

NET ASSETS	$1,729,257,052	$7,506,416,428	$5,109,477	$1,664,871,674

NET ASSETS CONSIST OF
Paid-in capital	$1,638,481,902	$6,890,017,006	$7,798,614	$1,635,728,981
Accumulated earnings (loss)	90,775,150	616,399,422	(2,689,137)	29,142,693

NET ASSETS	$1,729,257,052	$7,506,416,428	$5,109,477	$1,664,871,674

NET ASSET VALUE
Shares outstanding	49,100,000	201,100,000	200,000	63,200,000

Net asset value	$35.22	$37.33	$25.55	$26.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$1,459,238,135	$6,603,348,977	$5,761,553	$1,523,914,730
(b) Securities loaned, at value	$706,270	$53,429	$39,253	$1,887,866
(c) Investments, at cost — affiliated	$1,388,100	$2,199,102	$41,603	$2,469,700
(d) Foreign currency collateral pledged, at cost	$243,883	$2,112,858	$867	$560,622
(e) Foreign currency, at cost	$1,830,501	$13,550,154	$7,218	$5,391,843

See notes to financial statements.

36	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF

INVESTMENT INCOME
Dividends — unaffiliated	$13,471,119	$67,277,647	$145,406	$23,065,188
Dividends — affiliated	20,191	94,773	160	36,676
Interest — unaffiliated	6,726	58,078	86	13,958
Securities lending income — affiliated — net	2,823	22,600	147	10,808
Other income — unaffiliated	3,608	47,832	—	38,651
Foreign taxes withheld	(986,564)	(4,583,278)	(11,592)	(1,557,229)
Foreign withholding tax claims	—	707,515	—	144,639

Total investment income	12,517,903	63,625,167	134,207	21,752,691

EXPENSES
Investment advisory	2,324,682	10,266,940	16,737	2,496,596
Professional	5,223	79,322	—	23,203

Total expenses	2,329,905	10,346,262	16,737	2,519,799

Net investment income	10,187,998	53,278,905	117,470	19,232,892

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,503,763)	(28,066,326)	(188,787)	(2,699,843)
Investments — affiliated	344	2,876	29	2,353
Foreign currency transactions	(228,152)	(756,418)	242	156,337
Futures contracts	236,255	1,297,488	1,963	380,592
In-kind redemptions — unaffiliated(a)	—	—	(92,967)	21,476,099

	(31,495,316)	(27,522,380)	(279,520)	19,315,538

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	113,886,585	239,285,581	(369,732)	(10,725,628)
Investments — affiliated	(176)	(51)	(5)	569
Foreign currency translations	(46,502)	(82,922)	(617)	(150,904)
Futures contracts	15,052	(266,051)	(1,170)	29,286

	113,854,959	238,936,557	(371,524)	(10,846,677)

Net realized and unrealized gain (loss)	82,359,643	211,414,177	(651,044)	8,468,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,547,641	$264,693,082	$(533,574)	$27,701,753

(a)	See Note 2 of the Notes to Financial Statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets

	iShares MSCI Intl Momentum Factor ETF		iShares MSCI Intl Quality Factor ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,187,998	$27,897,055	$53,278,905	$135,253,533
Net realized loss	(31,495,316)	(67,618,684)	(27,522,380)	(72,653,398)
Net change in unrealized appreciation (depreciation)	113,854,959	166,460,976	238,936,557	605,057,925

Net increase in net assets resulting from operations	92,547,641	126,739,347	264,693,082	667,658,060

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(16,852,875)	(26,203,219)	(72,337,760)	(124,082,259)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	135,728,712	593,890,344	440,423,705	2,308,184,692

NET ASSETS
Total increase in net assets	211,423,478	694,426,472	632,779,027	2,851,760,493
Beginning of period	1,517,833,574	823,407,102	6,873,637,401	4,021,876,908

End of period	$1,729,257,052	$1,517,833,574	$7,506,416,428	$6,873,637,401

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

38	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Intl Size Factor ETF		iShares MSCI Intl Value Factor ETF

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$117,470	$571,127	$19,232,892	$67,168,537
Net realized gain (loss)	(279,520)	833,908	19,315,538	2,738,557
Net change in unrealized appreciation (depreciation)	(371,524)	1,677,560	(10,846,677)	269,009,993

Net increase (decrease) in net assets resulting from operations	(533,574)	3,082,595	27,701,753	338,917,087

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(222,431)	(547,721)	(37,956,265)	(61,269,424)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,153,001)	(1,335,458)	(75,946,688)	65,537,081

NET ASSETS
Total increase (decrease) in net assets	(10,909,006)	1,199,416	(86,201,200)	343,184,744
Beginning of period	16,018,483	14,819,067	1,751,072,874	1,407,888,130

End of period	$5,109,477	$16,018,483	$1,664,871,674	$1,751,072,874

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

F I N A N C I A L S T A T E M E N T S	39

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Intl Momentum Factor ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$33.73		$30.84		$39.06	$32.99	$29.44	$30.00

Net investment income(a)	0.22	(b)	0.91	(b)	0.94	0.43	0.46	0.69
Net realized and unrealized gain (loss)(c)	1.62		2.76		(6.94)	6.09	3.52	(0.57)

Net increase (decrease) from investment operations	1.84		3.67		(6.00)	6.52	3.98	0.12

Distributions(d)
From net investment income		(0.35)	(0.78)		(1.11)	(0.45)	(0.43)	(0.68)
From net realized gain	—		—		(1.11)	—	—	—

Total distributions		(0.35)	(0.78)		(2.22)	(0.45)	(0.43)	(0.68)

Net asset value, end of period	$35.22		$33.73		$30.84	$39.06	$32.99	$29.44

Total Return(e)
Based on net asset value	5.53	%(b)(f)	12.09	%(b)	(16.09)%	19.80%	13.65%	0.55%

Ratios to Average Net Assets(g)
Total expenses	0.30	%(h)	0.30%		0.30%	0.30%	0.30%	0.30%

Total expenses excluding professional fees for foreign withholding tax claims	0.30	%(h)	0.30%		N/A	N/A	N/A	N/A

Net investment income	1.31	%(b)(h)	2.89	%(b)	2.65%	1.16%	1.53%	2.44%

Supplemental Data
Net assets, end of period (000)	$1,729,257		$1,517,834		$823,407	$831,917	$405,753	$164,888

Portfolio turnover rate(i)		40%	101%		100%	104%	125%	105%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively:

• Net investment income per share by $0.00 and $0.00.

• Total return by 1.78% and 0.00%.

• Ratio of net investment income to average net assets by 0.02% and 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

40	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares MSCI Intl Quality Factor ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$36.41		$32.80	$39.29	$30.32	$29.79	$29.62

Net investment income(a)	0.28		0.95	1.00	0.78	0.70	0.96
Net realized and unrealized gain (loss)(b)	1.01		3.45	(6.37)	8.90	0.44	(0.12)

Net increase (decrease) from investment operations	1.29		4.40	(5.37)	9.68	1.14	0.84

Distributions from net investment income(c)		(0.37)	(0.79)	(1.12)	(0.71)	(0.61)	(0.67)

Net asset value, end of period	$37.33		$36.41	$32.80	$39.29	$30.32	$29.79

Total Return(d)
Based on net asset value	3.56	%(e)	13.54%	(13.78)%	32.03%	3.86%	2.99%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses excluding professional fees for foreign withholding tax claims	0.30	%(g)	0.30%	N/A	N/A	N/A	N/A

Net investment income	1.56	%(g)	2.84%	2.75%	2.18%	2.38%	3.31%

Supplemental Data
Net assets, end of period (000)	$7,506,416		$6,873,637	$4,021,877	$3,744,470	$1,655,632	$822,240

Portfolio turnover rate(h)		13%	28%	32%	37%	26%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Size Factor ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$26.70		$24.70	$31.73	$24.61	$26.01	$27.58

Net investment income(a)	0.26		0.66	0.70	0.62	0.48	0.72
Net realized and unrealized gain (loss)(b)		(0.30)	2.10	(5.18)	7.19	(1.57)	(1.56)

Net increase (decrease) from investment operations		(0.04)	2.76	(4.48)	7.81	(1.09)	(0.84)

Distributions from net investment income(c)		(1.11)	(0.76)	(2.55)	(0.69)	(0.31)	(0.73)

Net asset value, end of period	$25.55		$26.70	$24.70	$31.73	$24.61	$26.01

Total Return(d)
Based on net asset value	(0.11	)%(e)	11.38%	(14.94)%	31.83%	(4.25)%	(2.93)%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.11	%(g)	2.66%	2.42%	2.11%	1.91%	2.78%

Supplemental Data
Net assets, end of period (000)	$5,109		$16,018	$14,819	$25,384	$19,686	$5,202

Portfolio turnover rate(h)		7%	23%	25%	25%	42%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

42	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Value Factor ETF

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23		Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$26.41		$22.63		$25.69	$19.05	$22.61	$25.67

Net investment income(a)	0.30	(b)	1.00	(b)	0.99	0.76	0.58	0.86
Net realized and unrealized gain (loss)(c)	0.24		3.71		(2.99)	6.44	(3.57)	(3.14)

Net increase (decrease) from investment operations	0.54		4.71		(2.00)	7.20	(2.99)	(2.28)

Distributions from net investment income(d)		(0.61)	(0.93)		(1.06)	(0.56)	(0.57)	(0.78)

Net asset value, end of period	$26.34		$26.41		$22.63	$25.69	$19.05	$22.61

Total Return(e)
Based on net asset value	2.11	%(b)(f)	21.19	%(b)	(8.02)%	37.95%	(13.57)%	(8.80)%

Ratios to Average Net Assets(g)
Total expenses	0.30	%(h)	0.30%		0.30%	0.30%	0.30%	0.30%

Total expenses excluding professional fees for foreign withholding tax claims	0.30	%(h)	0.30%		N/A	N/A	N/A	N/A

Net investment income	2.31	%(b)(h)	4.24	%(b)	3.96%	3.18%	2.76%	3.63%

Supplemental Data
Net assets, end of period (000)	$1,664,872		$1,751,073		$1,407,888	$1,125,168	$451,494	$314,222

Portfolio turnover rate(i)		7%	14%		17%	24%	18%	20%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2024 and for the year ended July 31, 2023, respectively:

•	Net investment income per share by $0.00 and $0.01.
•	Total return by 0.01% and 0.03%.
•	Ratio of net investment income to average net assets by 0.01% and 0.03%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Intl Momentum Factor	Diversified
MSCI Intl Quality Factor	Diversified
MSCI Intl Size Factor	Diversified
MSCI Intl Value Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

44	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

MSCI Intl Momentum Factor
Citigroup Global Markets, Inc.	$701,307	$(701,307)	$—		$—
HSBC Bank PLC	4,963	(4,963)	—		—

	$706,270	$(706,270)	$—		$—

MSCI Intl Quality Factor
State Street Bank & Trust Co.	$53,429	$(53,429)	$—		$—

MSCI Intl Size Factor
BofA Securities, Inc.	$10,852	$(10,852)	$—		$—
Citigroup Global Markets, Inc.	7,189	(7,189)	—		—
HSBC Bank PLC	10,874	(10,874)	—		—
Scotia Capital (USA), Inc.	6,357	(6,357)	—		—
SG Americas Securities LLC	3,981	(3,981)	—		—

	$39,253	$(39,253)	$—		$—

MSCI Intl Value Factor
BofA Securities, Inc.	$842,102	$(842,102)	$—		$—
HSBC Bank PLC	1,045,764	(1,045,764)	—		—

	$1,887,866	$(1,887,866)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

46	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
MSCI Intl Momentum Factor	0.30%
MSCI Intl Quality Factor	0.30
MSCI Intl Size Factor	0.30
MSCI Intl Value Factor	0.30

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
MSCI Intl Momentum Factor	$947
MSCI Intl Quality Factor	5,038
MSCI Intl Size Factor	44
MSCI Intl Value Factor	3,187

Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Intl Momentum Factor	$275,919,913	$292,252,367	$ (17,764,179)
MSCI Intl Quality Factor	327,002,545	327,926,962	(40,535,147)
MSCI Intl Size Factor	222,937	230,085	1,787
MSCI Intl Value Factor	63,896,007	71,553,446	4,640,265

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Intl Momentum Factor	$628,074,371	$615,221,060
MSCI Intl Quality Factor	911,281,458	857,036,035
MSCI Intl Size Factor	785,020	1,113,748
MSCI Intl Value Factor	121,676,868	141,334,961

For the six months ended January 31, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Intl Momentum Factor	$116,999,685	$—
MSCI Intl Quality Factor	364,517,715	—
MSCI Intl Size Factor	—	9,880,961
MSCI Intl Value Factor	35,975,629	111,064,731

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

48	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Intl Momentum Factor	$ (138,466,058)
MSCI Intl Quality Factor	(192,006,726)
MSCI Intl Size Factor	(1,536,561)
MSCI Intl Value Factor	(88,143,448)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Intl Momentum Factor	$1,467,052,493	$272,833,149	$(13,537,442)	$259,295,707
MSCI Intl Quality Factor	6,640,292,346	1,139,683,408	(304,754,863)	834,928,545
MSCI Intl Size Factor	6,016,486	319,134	(1,208,147)	(889,013)
MSCI Intl Value Factor	1,560,851,647	240,960,809	(144,335,830)	96,624,979

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/24		Year Ended 07/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Intl Momentum Factor
Shares sold	4,100,000	$135,728,712	18,600,000	$603,143,499
Shares redeemed	—	—	(300,000)	(9,253,155)

	4,100,000	$135,728,712	18,300,000	$593,890,344

50	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/24		Year Ended 07/31/23

iShares ETF	Shares	Amount	Shares	Amount

MSCI Intl Quality Factor
Shares sold	12,300,000	$440,423,705	70,900,000	$2,461,661,141
Shares redeemed	—	—	(4,700,000)	(153,476,449)

	12,300,000	$440,423,705	66,200,000	$2,308,184,692

MSCI Intl Size Factor
Shares sold	—	$—	600,000	$14,349,062
Shares redeemed	(400,000)	(10,153,001)	(600,000)	(15,684,520)

	(400,000)	$(10,153,001)	—	$(1,335,458)

MSCI Intl Value Factor
Shares sold	1,400,000	$36,712,159	11,600,000	$246,667,929
Shares redeemed	(4,500,000)	(112,658,847)	(7,500,000)	(181,130,848)

	(3,100,000)	$(75,946,688)	4,100,000	$65,537,081

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF are able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF, iShares MSCI Intl Size Factor ETF and iShares MSCI Intl Value Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

52	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	53

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

54	2 0 2 4 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	55

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-711-0124

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: March 21, 2024

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 21, 2024